                                                    REGISTRATION NO. 333-130988
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                      POST-EFFECTIVE AMENDMENT NO. 26    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 371           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                  (NAMES AND ADDRESSES OF AGENTS FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate BOX):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On May 1, 2019 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under group variable annuity contracts.

================================================================================

                                     NOTE

This Post-Effective Amendment No. 26 ("PEA") to the Form N-4 Registration Statement No. 333-130988 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account A is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, Supplements and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

EQUI-VEST(R) Strategies (Series 900)

A group flexible premium deferred variable annuity contract


PROSPECTUS DATED MAY 1, 2019


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) STRATEGIES?

EQUI-VEST(R) Strategies is a group-deferred annuity contract ("contract") issued by AXA EQUITABLE LIFE INSURANCE COMPANY. Either the plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be summarized in a participation certificate ("certificate") provided to each participant. EQUI-VEST(R) Strategies provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options and our guaranteed interest option or in our fixed maturity options ("investment options").

This prospectus is a disclosure document and describes all of the certificate's material features, benefits, rights and obligations, as well as other information. The description of the certificate's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the certificate are changed after the date of this prospectus in accordance with the certificate, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The certificate should also be read carefully. You have the right to cancel your certificate within a certain number of days after receipt of the certificate.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the certificate. We have the right to restrict availability of any optional feature or benefit. We can refuse to accept any application or contribution from you at any time, including after you purchase the certificate.

We offer the EQUI-VEST(R) Strategies contract to fund two types of "plans":
Section 403(b) (also referred to as "TSA" plans or contracts) or governmental employer Section 457(b) plans (also referred to as "EDC" plans or contracts) (together "plans"). The EQUI-VEST(R) Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions.

VARIABLE INVESTMENT OPTIONS
FIXED INCOME
--------------------------------------------------------------------------------
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT High Yield Bond
.. American Funds Insurance Series(R) Bond Fund
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy VIP High Income
.. Multimanager Core Bond
--------------------------------------------------------------------------------
DOMESTIC EQUITY
--------------------------------------------------------------------------------
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT Small Cap Value
.. 1290 VT Socially Responsible

.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/400 Managed Volatility/(1)/
.. EQ/500 Managed Volatility/(1)/
.. EQ/2000 Managed Volatility/(1)/
.. EQ/AB Small Cap Growth/(1)/
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/ClearBridge Large Cap Growth/(1)/
.. EQ/ClearBridge Select Equity Managed Volatility
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/Fidelity Institutional AM(R) Large Cap

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

.. EQ/Franklin Small Cap Value Managed Volatility/(1)/
.. EQ/Goldman Sachs Mid Cap Value

.. EQ/Invesco Comstock

.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Janus Enterprise/(1)/

.. EQ/JPMorgan Value Opportunities

.. EQ/Large Cap Core Managed Volatility/(1)/
.. EQ/Large Cap Growth Managed Volatility/(1)/

.. EQ/Large Cap Growth Index

.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Loomis Sayles Growth/(1)/
.. EQ/MFS(R) Technology
.. EQ/MFS(R) Utilities

.. EQ/Mid Cap Index

.. EQ/Mid Cap Value Managed Volatility/(1)/

.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity


.. Ivy VIP Small Cap Growth


.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock


.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------

INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------
.. 1290 VT SmartBeta Equity

.. Charter/SM/ Moderate
.. EQ/Emerging Markets Equity PLUS
.. EQ/Global Equity Managed Volatility/(1)/
.. EQ/International Core Managed Volatility/(1)/
.. EQ/International Equity Index
.. EQ/International Managed Volatility/(1)/
.. EQ/International Value Managed Volatility/(1)/
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Lazard Emerging Markets Equity
.. EQ/MFS(R) International Growth
.. EQ/MFS(R) International Value
.. EQ/Oppenheimer Global
.. EQ/Templeton Global Equity Managed Volatility/(1)/

--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. 1290 VT DoubleLine Dynamic Allocation
.. All Asset Growth - Alt 20

.. EQ/AB Dynamic Moderate Growth*/(1)/
.. EQ/Aggressive Allocation/(1)/
.. EQ/Balanced Strategy*/(1)/
.. EQ/Conservative Allocation/(1)/
.. EQ/Conservative Growth Strategy*/(1)/
.. EQ/Conservative Strategy*/(1)/
.. EQ/Conservative-Plus Allocation/(1)/
.. EQ/Franklin Balanced Managed Volatility/(1)/
.. EQ/Franklin Templeton Allocation Managed Volatility/(1)/
.. EQ/Moderate Allocation/(1)/
.. EQ/Moderate Growth Strategy*/(1)/
.. EQ/Moderate-Plus Allocation/(1)/

.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------
* These are the only variable investment options available in connection with the Personal Income Benefit and are collectively referred to as the "Personal Income Benefit variable investment options." Please note that they are also available without the Personal Income Benefit. For more information, see "What are your investment options under the contract?"
   later in this prospectus.

(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

You may allocate amounts to the variable investment options selected by your employer. Each variable investment option is a subaccount of Separate Account
A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") that is part of one



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.



                                                          EV Series 900 (IF/NB)
                                                                        #646191
of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the fixed maturity options if your employer elects to make them available under the contract. These investment options are discussed later in this prospectus. Amounts allocated in connection with the Personal Income Benefit are limited to the Personal Income Benefit variable investment options -- the EQ/Balanced Strategy, the EQ/Conservative Growth Strategy, the EQ/Conservative Strategy, the EQ/Moderate Growth Strategy and the EQ/AB Dynamic Moderate Growth.


Minimum contribution amounts of $20 may be made under the contract.


Registration statements relating to this offering have been filed with the SEC. The statement of additional information ("SAI") dated May 1, 2019, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.



ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or your financial intermediary by calling (800) 628-6673.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

--------------------------------------------------------------------------------





     Index of key words and phrases                                     5
     Who is AXA Equitable?                                              6
     How to reach us                                                    7
     EQUI-VEST(R) Strategies (Series 900) group annuity contract at a
       glance -- key features                                           9

     ----------------------------------------------------------------------
     FEE TABLE                                                         11
     ----------------------------------------------------------------------

     Examples: EQUI-VEST(R) Strategies contracts                       12
     Condensed financial information                                   13

     ----------------------------------------------------------------------
     1. CONTRACT FEATURES AND BENEFITS                                 14
     ----------------------------------------------------------------------
     How you can contribute to your certificate                        14
     How EQUI-VEST(R) Strategies is available                          15
     How contributions can be made                                     15
     What are your investment options under the contract?              15
     Portfolios of the Trusts                                          17
     Selecting your investment method                                  29
     ERISA considerations for employers                                30
     Allocating your contributions                                     30
     Unallocated account                                               30
     Personal Income Benefit                                           31
     Death benefit                                                     37
     Your right to cancel within a certain number of days              38

     ----------------------------------------------------------------------
     2. DETERMINING YOUR CERTIFICATE'S VALUE                           39
     ----------------------------------------------------------------------
     Your account value and cash value                                 39
     Your certificate's value in the variable investment options       39
     Your certificate's value in the guaranteed interest option        39
     Your certificate's value in the fixed maturity options            39
     Insufficient account value                                        39

     ----------------------------------------------------------------------
     3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
       OPTIONS                                                         40
     ----------------------------------------------------------------------
     Transferring your account value                                   40
     Disruptive transfer activity                                      40
     Automatic transfer options                                        41
     Investment simplifier                                             41
     Rebalancing your account value                                    42
     ProNvest Managed Account Service                                  43



-------------

"Company," "We," "our" and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is the participant.


When we use the word "contract" we mean the group contract issued to the plan trustee or employer ("contract holder"). When we use the word "certificate," we mean the participation certificate that summarizes the rights of each participant covered under the group contract.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            44
             ------------------------------------------------------
             Withdrawing your account value                     44
             How withdrawals are taken from your account value  48
             Loans                                              48
             Termination of participation                       49
             Texas ORP participants                             49
             When to expect payments                            49
             Your annuity payout options                        49

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            52
             ------------------------------------------------------
             Charges under the contracts                        52
             Charges that the Trusts deduct                     54
             Variations in charges                              55

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        56
             ------------------------------------------------------
             Your beneficiary and payment of benefit            56
             How death benefit payment is made                  56
             Beneficiary continuation option                    56

             ------------------------------------------------------
             7. TAX INFORMATION                                 59
             ------------------------------------------------------
             Tax information and ERISA matters                  59
             Choosing a contract to fund a retirement
               arrangement                                      59
             Special rules for tax-favored retirement plans     59
             Additional "Saver's Credit" for salary reduction
               contributions to certain plans                   59
             Tax-sheltered annuity contracts (TSAs)             59
             Distributions from TSAs                            62
             Public employee deferred compensation plans (EDC
               Plans)                                           65
             ERISA matters                                      68
             Certain rules applicable to plans designed to
               comply with Section 404(c) of ERISA              69
             Tax withholding and information reporting          69
             Federal income tax withholding on periodic
               annuity payments                                 70
             Federal income tax withholding on non-periodic
               annuity payments (withdrawals) which are not
               eligible rollover distributions                  70
             Mandatory withholding from eligible rollover
               distributions                                    70
             Impact of taxes to AXA Equitable                   70

             ------------------------------------------------------
             8. MORE INFORMATION                                71
             ------------------------------------------------------
             About our Separate Account A                       71
             About the Trusts                                   71
             About our fixed maturity options                   71
             About the general account                          72
             Dates and prices at which certificate events occur 73
             About your voting rights                           73
             Cybersecurity                                      74
             Statutory compliance                               74
             About legal proceedings                            74
             Financial statements                               74
             Transfers of ownership, collateral assignments,
               loans, and borrowing                             74


    Funding changes                                                     74
    Distribution of the contracts                                       74

    ------------------------------------------------------------------------
    9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                  78
    ------------------------------------------------------------------------

    ------------------------------------------------------------------------
    APPENDICES
    ------------------------------------------------------------------------

        I   --   Condensed financial information                         I-1
       II   --   Market value adjustment example                        II-1
      III   --   Death benefit example                                 III-1
       IV   --   State contract availability and/or variations of
                   certain features and benefits                        IV-1

      ----------------------------------------------------------------------
      STATEMENT OF ADDITIONAL INFORMATION
        Table of contents
      ----------------------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                                PAGE

           account value                                           39
           annuity payout options                                  49
           AXA Equitable Access Account                            56
           beneficiary                                             56
           beneficiary continuation option                         56
           business day                                            73
           cash value                                              39
           certificate                                              1
           contract date                                           30
           contract date anniversary                               30
           contract year                                           30
           contributions                                           14
           disruptive transfer activity                            40
           DOL                                                     30
           EDC                                                      1
           ERISA                                                   30
           elective deferral contributions                         60
           fixed maturity amount                                   28
           fixed maturity option                                   28
           Guaranteed Annual Withdrawal Amount                     31
           guaranteed interest option                              28
           Guaranteed Transfer Withdrawal Rate                     32
           Guaranteed Withdrawal Rate                              32
           investment options                                   1, 15
           market adjusted amount                                  28
           market timing                                           41
           market value adjustment                                 28


                                                                PAGE

         maturity value                                              28
         net loan interest charge                                    48
         Non-Personal Income Benefit investment options          31, 40
         Online Account Access                                        7
         partial withdrawals                                         45
         participant                                                  1
         participation date                                          14
         participation date anniversary                              14
         participation year                                          14
         Personal Income Benefit                                     31
         Personal Income Benefit account value                       31
         Personal Income Benefit charge                              54
         Personal Income Benefit variable investment options         30
         portfolio                                                 1, 2
         processing office                                            7
         rate to maturity                                            28
         Required Beginning Date                                     67
         SAI                                                          2
         SEC                                                          1
         salary reduction contributions                          59, 60
         TOPS                                                         7
         TSA                                                     59, 60
         Trusts                                               1, 17, 71
         unit                                                        39
         unit investment trust                                       71
         variable investment options                              1, 16

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR TSA AND GOVERNMENTAL EMPLOYER EDC LOAN REPAYMENTS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Loan Repayments Lockbox
  P.O. Box 13496
  Newark, NJ 07188-0496

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganChase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages
  Attn: Extraction Supervisor, (718) 242-0716
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENTBY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
 REPORTS WE PROVIDE:

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for fixed maturity options;

..   the daily unit values for the variable investment options; and

..   the Guaranteed Withdrawal Rate and the Guaranteed Transfer Withdrawal Rate.

You can also:

..   change your allocation percentages and/or transfer among the Non-Personal
    Income Benefit variable investment options and the guaranteed interest option (not available for transfers to fixed maturity options); and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;

..   change your address;

..   make loan repayments;

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free

                             WHO IS AXA EQUITABLE?

(800) 755-7777. You may use Online Account Access by visiting our website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of the investment simplifier;

(2)election of the automatic deposit service (TSA certificates only);

(3)election of the rebalancing program;

(4)election of required minimum distribution ("RMD") automatic withdrawal option;

(5)election of beneficiary continuation option;

(6)transfer/rollover of assets to another carrier;

(7)request for a loan;

(8)tax withholding election;

(9)certificate surrender and withdrawal requests;

(10)requests to make an initial allocation to the Personal Income Benefit variable investment options;

(11)election to begin withdrawals under the Personal Income Benefit;

(12)automatic transfer of the principal portion of loan repayments to your investment options according to your investment allocation instructions currently on file;

(13)requests for enrollment in either our Maximum payment plan or Customized payment plan (for the Personal Income Benefit only); and

(14)death claims.

We anticipate requiring status documentation in the case of certain changes of ownership or address changes where Foreign Account Tax Compliance Act ("FATCA") withholding could be required. See "Tax Information" later in this Prospectus.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes; and

(2)transfers among investment options.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)investment simplifier;

(2)rebalancing program;

(3)systematic withdrawals; and

(4)the date annuity payments are to begin.

                              -------------------


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.


SIGNATURES:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.


EDELIVERY:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.axa.com.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) Strategies (Series 900) group annuity contract at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT      EQUI-VEST(R) Strategies' variable investment options invest
MANAGEMENT                   in different portfolios sub-advised by professional
                             investment advisers.
-----------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS  The Variable Investment Options for which information is provided in this prospectus are available under the
                             contract, subject to state regulatory approval and
                             availability under your employer's plan.
-----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION   .   Principal and interest guarantees
                             .   Interest rates set periodically
-----------------------------------------------------------------------------------------
FIXED MATURITY OPTIONS       .   10 fixed maturity options with maturities ranging from
                                 approximately 1 to 10 years.
                             .   Each fixed maturity option offers a guarantee of
                                 principal and interest rate if you hold it to maturity.
                             ------------------------------------------------------------
                             If you make any withdrawals (including transfers, surrender or termination of your certificate or when we make
                             deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which
                             will increase or decrease any fixed maturity amount you
                             have in that fixed maturity option.
-----------------------------------------------------------------------------------------
TAX CONSIDERATIONS           .   No tax on earnings inside the contract until you make
                                 withdrawals from your certificate or receive annuity
                                 payments.
                             ------------------------------------------------------------
                             .   No tax on transfers among investment options inside the
                                 contract.
                             ------------------------------------------------------------
                             Because you are purchasing or contributing to an annuity
                             contract to fund a tax-qualified employer sponsored
                             retirement arrangement you should be aware that such
                             annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before
                             purchasing one of these contracts, employers should
                             consider whether its features and benefits beyond tax
                             deferral meet participant's needs and goals. Employers may also want to consider the relative features, benefits and
                             costs of these contracts with any other investment that
                             participants may use in connection with their retirement
                             plan or arrangement. Depending on the participant's
                             personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum
                             distributions. (For more information, see "Tax information"
                             later in this prospectus.)
-----------------------------------------------------------------------------------------
PERSONAL INCOME BENEFIT      If available, the Personal Income Benefit guarantees that
                             you can take withdrawals from your Personal Income Benefit account value up to your Guaranteed Annual Withdrawal
                             Amount beginning at age 65 or later and subject to a
                             distributable event. (For example, the plan terminates or
                             when you are no longer employed by the employer sponsoring the plan. Some plans, however, may allow participants to
                             begin taking Guaranteed Annual Withdrawal Amount payments
                             while still employed by the employer sponsoring the plan.)
                             Withdrawals of your Guaranteed Annual Withdrawal Amount
                             between the ages of 59 1/2 and 65 are available but will
                             result in a reduced Guaranteed Annual Withdrawal Amount.
                             Withdrawals are taken from your Personal Income Benefit
                             account value and continue during your lifetime even if
                             your Personal Income Benefit account value falls to zero
                             (unless the reduction to zero is caused by a withdrawal
                             that exceeds your Guaranteed Annual Withdrawal Amount).
                             EARLY WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT
                             VALUE OR WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT
                             ACCOUNT VALUE THAT EXCEED YOUR GUARANTEED ANNUAL WITHDRAWAL
                             AMOUNT MAY SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF
                             THE PERSONAL INCOME BENEFIT. Amounts allocated in
                             connection with the Personal Income Benefit feature are
                             limited to the Personal Income Benefit variable investment options. You generally may not transfer amounts out of the
                             Personal Income Benefit variable investment options to the
                             Non-Personal Income Benefit investment options. For more
                             information, see "Personal Income Benefit" in "Contract
                             features and benefits" later in this prospectus.
-----------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS         .   $20 (minimum) each contribution
                             .   Maximum contribution limitations apply to all contracts.
                             ------------------------------------------------------------
                             In general, contributions are limited to $1.5 million
                             ($500,000 for owners or annuitants who are age 81 and older at issue) under all EQUI-VEST(R) series contracts with the same participant or owner. Also, we may refuse to accept
                             any contribution if the sum of all contributions under all
                             AXA Equitable annuity accumulation contracts/certificates
                             of which you are owner or under which you are the
                             participant would total $2,500,000. Upon advance notice to you, we may exercise certain rights we have under the
                             contract/certificate regarding contributions. We may also, at any time, exercise our right to close a variable
                             investment option to new contributions or transfers. For
                             more information, see "How you can contribute to your
                             certificate" in "Contract features and benefits" later in
                             this prospectus.
-----------------------------------------------------------------------------------------

  EQUI-VEST(R) STRATEGIES (SERIES 900) GROUP ANNUITY CONTRACT AT A GLANCE --
                                 KEY FEATURES

--------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      .   Partial withdrawals
                          .   Loans (if permitted by your plan)
                          .   Withdrawals of your Guaranteed Annual Withdrawal Amount
                              (if you funded the Personal Income Benefit feature)
                          .   Several periodic withdrawal options
                          .   Certificate surrender
                          Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain
                          withdrawals or if you surrender your certificate. You may
                          also incur income tax and a penalty tax.
--------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION  The contract provides a death benefit for the beneficiary.
                          The death benefit is equal to the account value or the
                          standard death benefit, whichever is higher. However, if
                          you elect the enhanced death benefit, the death benefit is equal to your account value (less any outstanding loan and accrued loan interest) or the enhanced death benefit,
                          whichever is higher.
--------------------------------------------------------------------------------------
PAYOUT OPTIONS            .   Fixed annuity payout options
                          .   Variable Immediate Annuity payout options (described in
                              a separate prospectus for that option)
--------------------------------------------------------------------------------------
ADDITIONAL FEATURES       .   Dollar cost averaging by automatic transfers
                             -- Interest sweep option
                             -- Fixed dollar option
                          .   Rebalancing of your Non-Personal Income Benefit account
                              value (quarterly, semiannually, and annually)
                          .   No charge on transfers among investment options
                          .   Waiver of withdrawal charge under certain circumstances
                          .   Beneficiary continuation option
                          .   Access to the ProNvest Managed Account Service
--------------------------------------------------------------------------------------
FEES AND CHARGES          Please see "Fee table" later in this prospectus for
                          complete details.
--------------------------------------------------------------------------------------
PARTICIPANT ISSUE AGES    .   0-85
--------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. YOUR EMPLOYER MAY ELECT NOT TO OFFER ALL OF THE INVESTMENT OPTIONS UNDER THE CONTRACT AS DESCRIBED IN THIS PROSPECTUS. PLEASE SEE APPENDIX IV LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

The general obligations and any guaranteed benefits under the contract, including the Personal Income Benefit, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Owners and participants should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your certificate. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The group deferred annuity contract, your participation certificate and any endorsements, riders and data pages are the entire contract between you and AXA Equitable. The prospectus and participation certificate should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

The EQUI-VEST(R) contract and its riders are made available to either all plan participants or, in the case of the Personal Income Benefit, a group of plan participants. For retirement plans subject to nondiscrimination testing, we believe that a plan's offering of the Personal Income Benefit does not discriminate in favor of highly compensated employees because it satisfies both the current availability and the effective availability tests of Treasury Regulation section 1.401(a)(4)-4. However, plan sponsors should consult with an independent tax or ERISA advisor to discuss use of the Personal Income Benefit in the specific context of a plan subject to such testing.

  EQUI-VEST(R) STRATEGIES (SERIES 900) GROUP ANNUITY CONTRACT AT A GLANCE --
                                 KEY FEATURES

Fee table

--------------------------------------------------------------------------------


The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


----------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the
amount withdrawn (deducted when you surrender your
certificate or make certain withdrawals)                6.00%

Charge for third-party transfer or direct rollover/(1)/ $65 maximum per participant for each occurrence;
Special services charges                                currently $25 per participant for each occurrence
 .   Wire transfer charge/(2)/                          $90 (current and maximum)
 .   Express mail charge/(2)/                           $35 (current and maximum)
----------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying
Trust portfolio fees and expenses.

---------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE ON EACH PARTICIPATION DATE ANNIVERSARY/(3)/
---------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge                    The lesser of a current charge of $30 (maximum $65)
                                                        or 2% of your account value plus any prior withdrawals
                                                        during the participation year.
Net loan interest charge -- (calculated as a
percentage of the outstanding loan amount and deducted
at the time the loan repayment is received)             2.00%/(4)/

---------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL
 PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------

Separate Account annual expenses/(5)/                   0.25% to 1.20% (maximum)

------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT THE
 ENHANCED DEATH BENEFIT
------------------------------------------------------------------------

Enhanced death benefit charge (as a percentage of your
account value) is deducted annually on each
participation date anniversary                          0.15% (maximum)

------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE EACH YEAR IF YOU
 ELECT THE FOLLOWING BENEFIT
------------------------------------------------------------------------------------

Personal Income Benefit charge (calculated as a
percentage of your Personal Income Benefit account
value)/(6)/                                             1.00% (current and maximum)

Please see "Personal Income Benefit" in "Contract features and benefits" for more information about this feature, and "Personal Income Benefit charge" in "Charges and expenses" later in this prospectus.
------------------------------------------------------------------------------------
You also bear your proportionate share of all fees and expenses paid by a
"portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses)/(*)/             0.58%  1.89%
-----------------------------------------------------------------------------------------------------------

                                   FEE TABLE

Notes:


(*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2020 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2020. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements/(7)/  Lowest Highest
                                                                                                    0.58%  1.54%
------------------------------------------------------------------------------------------------------------------


   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)This charge will never exceed 2% of the amount disbursed or transferred.

(2)Unless you specify otherwise, this charge will be deducted from the amount you request.

(3)Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to the contract. The charge is determined through an arrangement between your Employer and a third-party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your contract for more information.

(4)We charge interest on loans under your certificate but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans" under "Accessing your money" later in this prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


(5)For mortality and expense risks, and administrative and financial accounting expenses. A portion of this charge is for providing the death benefit. For contracts issued in Texas under a Texas ORP Plan, the total Separate Account charges and the total portfolio operating expenses of the Trusts when added together are not permitted to exceed 2.75%.

(6)If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your participant date anniversary, we will deduct a pro rata portion of the charge for that year.


(7)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES: EQUI-VEST(R) STRATEGIES CONTRACTS

These examples are intended to help you compare the cost of investing in the EQUI-VEST(R) Strategies contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The guaranteed interest option and the fixed maturity options are not covered in these examples. However, the withdrawal charge, the enhanced death benefit charge, the third-party transfer or rollover charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the guaranteed interest option and the fixed maturity options. The examples assume the election of the enhanced death benefit. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


Both examples below show the expenses a hypothetical contract owner would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2018, which results in an estimated annual charge of 0.0559% of total account value.


These examples should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The first example assumes that you invest $10,000 in the Personal Income Benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the charge for the Personal Income Benefit, the example also assumes separate account annual expenses and that amounts are allocated to the Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).


------------------------------------------------------------------------------------------------------
                                                               IF YOU DO NOT SURRENDER YOUR
                     IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                     END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
------------------------------------------------------------------------------------------------------
                     1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
(a)assuming maximum
   fees and
   expenses of any
   of the Personal
   Income Benefit
   investment
   options            $918     $1,689    $2,479     $4,036     $371     $1,128    $1,904     $3,933
------------------------------------------------------------------------------------------------------
(b)assuming minimum
   fees and
   expenses of any
   of the Personal
   Income Benefit
   investment
   options            $903     $1,645    $2,409     $3,898     $355     $1,081    $1,829     $3,794
------------------------------------------------------------------------------------------------------


The second example assumes that you invest $10,000 in the Non-Personal Income Benefit variable investment options for the time periods indicated, with no allocations to the Personal Income Benefit variable investment options and that your investment has a 5% return each year. The example also assumes separate account annual expenses and that amounts are allocated to the Non-Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).

                                   FEE TABLE

------------------------------------------------------------------------------------------------------
                                                               IF YOU DO NOT SURRENDER YOUR
                     IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                     END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
------------------------------------------------------------------------------------------------------
                     1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------
(a)assuming maximum
   fees and
   expenses of any
   of the Portfolios  $894     $1,619    $2,366     $3,814     $346     $1,054    $1,784     $3,709
------------------------------------------------------------------------------------------------------
(b)assuming minimum
   fees and
   expenses of any
   of the Portfolios  $764     $1,232    $1,728     $2,500     $208     $  644    $1,105     $2,380
------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2018.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CERTIFICATE

Payments made to us are called "contributions." We require a minimum contribution amount of $20. If the total annual contributions to a TSA contract will be at least $200 annually, we may accept contributions of less than $20. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. The following table summarizes our rules regarding contributions to your certificate.

--------------------------------------------------------------------------------
THE 12-MONTH PERIOD BEGINNING ON THE PARTICIPANT'S DATE AND EACH 12-MONTH
PERIOD THEREAFTER IS A "PARTICIPATION YEAR." THE "PARTICIPATION DATE" MEANS THE EARLIER OF (A) THE BUSINESS DAY ON WHICH WE ISSUE A CERTIFICATE TO THE PLAN PARTICIPANT UNDER THE EQUI-VEST(R) STRATEGIES CONTRACT AND (B) THE BUSINESS DAY ON WHICH THE FIRST CONTRIBUTION FOR THE PLAN PARTICIPANT IS RECEIVED AT OUR PROCESSING OFFICE. FOR EXAMPLE, IF YOUR PARTICIPATION DATE IS MAY 1, YOUR PARTICIPATION DATE ANNIVERSARY IS APRIL 30.
--------------------------------------------------------------------------------

WE RESERVE THE RIGHT, IN OUR SOLE DISCRETION, TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CERTIFICATE AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR PERSONAL INCOME BENEFIT FEATURE. THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND THE PERSONAL INCOME BENEFIT FEATURE AT ALL. THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED THE PERSONAL INCOME BENEFIT FEATURE BY ALLOCATING AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT THROUGH CONTRIBUTIONS AND TRANSFERS.


------------------------------------------------------------------------------------
 CONTRACT TYPE      SOURCE OF CONTRIBUTIONS           LIMITATIONS ON CONTRIBUTIONS
------------------------------------------------------------------------------------
TSA              .   Employer-remitted employee    .   For 2019, maximum amount of
                     salary reduction and/or           employer and employee
                     various types of employer         contributions is generally
                     contributions.                    the lesser of $56,000 or
                 .   Additional "catch-up"             100% of compensation, with
                     contributions.                    maximum salary reduction
                 .   Only if plan permits,             contribution of $19,000
                     "designated Roth"             .   If employer's plan permits,
                     contributions under Section       an individual at least age
                     402A of the Code.                 50 at any time during 2019
                 .   Only if plan permits, direct      can make up to $6,000
                     plan-to-plan transfers from       additional salary reduction
                     another 403(b) plan or            "catch-up" contributions.
                     contract exchanges from       .   All salary reduction
                     another 403(b) contract           contributions (whether
                     under the same plan.              pre-tax or designated Roth)
                 .   Only if plan permits,             may not exceed the total
                     eligible rollover                 maximum (For 2019, $19,000
                     distributions from other          and age 50 catch-up of
                     403(b) plans, qualified           $6,000).
                     plans, governmental employer  .   Rollover or direct transfer
                     457(b) EDC plans and              contributions after age
                     traditional IRAs.                 70 1/2 must be net of any
                                                       required minimum
                                                       distributions.
                                                   .   Different sources of
                                                       contributions and earnings
                                                       may be subject to withdrawal
                                                       restrictions.
------------------------------------------------------------------------------------
Governmental     .   Employer-remitted employee    .   Contributions subject to
Employer EDC         salary reduction and/or           plan limits. Maximum
                     employer contributions.           contribution for 2019 is
                 .   Additional "age 50 catch-up"      lesser of $19,000 or 100% of
                     contributions.                    includible compensation.
                 .   Only if plan permits,         .   If plan permits, an
                     "designated Roth"                 individual may make catch-up
                     contributions under Sections      contributions for 3 years of
                     457 and 402A of the Code.         service preceding plan
                 .   Only if the plan permits,         retirement age; 2019 maximum
                     eligible rollover                 is $38,000.
                     distributions from other      .   If governmental employer
                     governmental employer 457(b)      457(b) EDC plan permits, an
                     EDC plans, 403(b) plans,          individual at least age 50
                     qualified plans and               at any time during 2019 can
                     traditional IRAs.                 make up to $6,000 additional
                                                       salary reduction "catch- up"
                                                       contributions. This must be
                                                       coordinated with the
                                                       "catch-up" contributions for
                                                       3 years of service preceding
                                                       plan retirement age.
------------------------------------------------------------------------------------


See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your certificate, see "Dates and prices at which certificate events occur" in "More information" later in this prospectus. Please review your certificate for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

HOW EQUI-VEST(R) STRATEGIES IS AVAILABLE

The contract is offered to fund certain TSA and governmental employer EDC plans. The plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder and participants under the plans will be covered by the contract. The maximum issue age for the participant is 85.

HOW CONTRIBUTIONS CAN BE MADE

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors, LLC ("AXA Advisors") receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers." If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete enrollment form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR" IN "MORE INFORMATION" LATER IN THIS PROSPECTUS.
--------------------------------------------------------------------------------

Your employer can discontinue contributions at any time. We can discontinue contributions under the contract upon a material breach by your employer of the terms and conditions of the contract. If contributions are discontinued, all terms and conditions of the contract will still apply, however, no additional contributions will be accepted by us.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the fixed maturity options available under the investment method you or your employer selects. See "Selecting your investment method" later in this prospectus. We may, at any time, exercise our rights to change, limit or amend the number of investment options an employer may elect or to close a variable investment option to new contributions or transfers.

Subject to availability in your plan, if you are between the ages of 45 and 85, you have the option of allocating amounts to the Personal Income Benefit variable investment options. Allocations may be made by salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the Personal Income Benefit variable investment options may also be a transfer from your Non-Personal Income Benefit investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000.

The amounts that you allocate to the Personal Income Benefit variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the Personal Income Benefit variable investment options. Through your allocation instructions to us, you can select from among the Personal Income Benefit variable investment options and the Non-Personal Income Benefit investment options available to you. Also, if you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the Personal Income Benefit variable investment options.

BY ALLOCATING AT LEAST $1,000 OF YOUR TOTAL CONTRIBUTION OR TRANSFER AMOUNT TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU ARE ACTIVATING THE PERSONAL INCOME BENEFIT FEATURE. THIS IS THE ONLY WAY IN WHICH YOU CAN ACTIVATE THIS BENEFIT. No other action is required of you. If you do not wish to activate the Personal Income Benefit feature, you should not allocate any amount to the Personal Income Benefit variable investment options. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature. Also, please note that a separate charge for the Personal Income Benefit feature will be incurred as of the date you allocate amounts to the Personal Income Benefit variable investment options.

                        CONTRACT FEATURES AND BENEFITS

Once you allocate amounts to the Personal Income Benefit variable investment options, such amounts may be transferred among the Personal Income Benefit variable investment options, but generally may not be transferred to the Non-Personal Income Benefit investment options. The Personal Income Benefit feature is discussed in detail later in this section under "Personal Income Benefit."

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.


---------------------------------------------------------------------------
                                      FOR ALLOCATIONS TO YOUR NON-PERSONAL
 FOR ALLOCATIONS TO YOUR PERSONAL     INCOME BENEFIT
 INCOME BENEFIT ACCOUNT VALUE         ACCOUNT VALUE
---------------------------------------------------------------------------
.. Personal Income Benefit             . EQ/Balanced Strategy/(1)/
  EQ/Balanced Strategy/(1)/
.. Personal Income Benefit             . EQ/Conservative Growth
  EQ/Conservative Growth                Strategy/(1)/
  Strategy/(1)/
.. Personal Income Benefit             . EQ/Conservative Strategy/(1)/
  EQ/Conservative Strategy/(1)/
.. Personal Income Benefit             . EQ/Moderate Growth Strategy/(1)/
  EQ/Moderate Growth Strategy/(1)/
.. Personal Income Benefit EQ/AB       . EQ/AB Dynamic Moderate Growth/(1)/
  Dynamic Moderate Growth/(1)/
---------------------------------------------------------------------------


(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS, THE GUARANTEED INTEREST OPTION AND FIXED MATURITY OPTIONS, SUBJECT TO CERTAIN RESTRICTIONS AND YOUR EMPLOYER'S PLAN LIMITATIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable and/or its affiliates may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their total account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."


You should be aware that having the Personal Income Benefit and/or certain other guaranteed benefits, limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.


Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy), and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC RATCHET BASE RESETS BECAUSE YOUR RATCHET BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market

                        CONTRACT FEATURES AND BENEFITS
when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.


Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your total account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA Equitable variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



------------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT ADVISER
 AXA PREMIER VIP                                                              (AND
 TRUST -                                                                      SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE    Class B     Seeks long-term capital appreciation and  .   AXA Equitable
                                    current income, with a greater emphasis       Funds Management
                                    on current income.                            Group, LLC
------------------------------------------------------------------------------------------------------------------
CHARTER/SM/             Class A     Seeks to achieve high total return        .   AXA Equitable
  MULTI-SECTOR BOND                 through a combination of current              Funds Management
                                    income and capital appreciation.              Group, LLC
------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL       Class B     Seeks to achieve long-term growth of      .   AXA Equitable
  CAP GROWTH                        capital.                                      Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL       Class B     Seeks to achieve long-term growth of      .   AXA Equitable
  CAP VALUE                         capital.                                      Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE           Class B     Seeks to achieve long-term capital        .   AXA Equitable      (check mark)
  ALLOCATION/*(1)/                  appreciation.                                 Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE         Class B     Seeks to achieve a high level of current  .   AXA Equitable      (check mark)
  ALLOCATION/*(2)/                  income.                                       Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
                        Class B     Seeks to achieve current income and       .   AXA Equitable      (check mark)
  EQ/CONSERVATIVE-PLUS              growth of capital, with a greater             Funds Management
  ALLOCATION/*(3)/                  emphasis on current income.                   Group, LLC
------------------------------------------------------------------------------------------------------------------
EQ/MODERATE             Class A     Seeks to achieve long-term capital        .   AXA Equitable      (check mark)
  ALLOCATION/*(4)/                  appreciation and current income.              Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
EQ/MODERATE-PLUS        Class B     Seeks to achieve long-term capital        .   AXA Equitable      (check mark)
  ALLOCATION/*(5)/                  appreciation and current income, with a       Funds Management
                                    greater emphasis on capital                   Group, LLC
                                    appreciation.
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
 AXA PREMIER VIP                                                               (AND
 TRUST -                                                                       SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------------
TARGET 2015          Class B      Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------
TARGET 2025          Class B      Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------
TARGET 2035          Class B      Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------
TARGET 2045          Class B      Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC
-----------------------------------------------------------------------------------------------------------------
TARGET 2055          Class B      Seeks the highest total return over time     .   AXA Equitable
  ALLOCATION                      consistent with its asset mix. Total return      Funds Management
                                  includes capital growth and income.              Group, LLC


--------------------------------------------------------------------------------------------------------------
                                                                            INVESTMENT ADVISER
                                                                            (AND
 EQ ADVISORS TRUST -                                                        SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE     Class IB    Seeks to achieve total return from long- .   DoubleLine
  DYNAMIC ALLOCATION               term capital appreciation and income.        Capital LP
                                                                            .   AXA Equitable
                                                                                Funds Management
                                                                                Group, LLC
--------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE     Class IB    Seeks to maximize current income and     .   DoubleLine
  OPPORTUNISTIC BOND               total return.                                Capital LP
                                                                            .   AXA Equitable
                                                                                Funds Management
                                                                                Group, LLC
--------------------------------------------------------------------------------------------------------------
1290 VT EQUITY         Class IB    Seeks a combination of growth and        .   Barrow, Hanley,
  INCOME                           income to achieve an above-average           Mewhinney &
                                   and consistent total return.                 Strauss LLC
                                                                            .   AXA Equitable
                                                                                Funds Management
                                                                                Group, LLC
--------------------------------------------------------------------------------------------------------------
1290 VT GAMCO          Class IB    Seeks to achieve capital appreciation.   .   GAMCO Asset
  MERGERS &                                                                     Management, Inc.
  ACQUISITIONS                                                              .   AXA Equitable
                                                                                Funds Management
                                                                                Group, LLC
--------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL    Class IB    Seeks to maximize capital appreciation.  .   GAMCO Asset
  COMPANY VALUE                                                                 Management, Inc.
                                                                            .   AXA Equitable
                                                                                Funds Management
                                                                                Group, LLC
--------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD     Class IB    Seeks to maximize current income.        .   AXA Equitable
  BOND                                                                          Funds Management
                                                                                Group, LLC
                                                                            .   AXA Investment
                                                                                Managers, Inc.
                                                                            .   Post Advisory
                                                                                Group, LLP
--------------------------------------------------------------------------------------------------------------
1290 VT SMALL CAP      Class IB    Seeks to achieve long-term growth of     .   AXA Equitable
  VALUE                            capital.                                     Funds Management
                                                                                Group, LLC
                                                                            .   BlackRock
                                                                                Investment
                                                                                Management, LLC
                                                                            .   Horizon Asset
                                                                                Management LLC
--------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA      Class IB    Seeks to achieve long-term capital       .   AXA Equitable
  EQUITY                           appreciation.                                Funds Management
                                                                                Group, LLC
                                                                            .   AXA Rosenberg
                                                                                Investment
                                                                                Management, LLC
--------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
                                                                               (AND
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY       Class IB    Seeks to achieve long-term capital          .   BlackRock
  RESPONSIBLE                      appreciation.                                   Investment
                                                                                   Management, LLC
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -     Class IB    Seeks long-term capital appreciation and    .   AXA Equitable
  ALT 20                           current income.                                 Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/400 MANAGED         Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein  (check mark)
  VOLATILITY/*(6)/                 capital with an emphasis on risk-               L.P.
                                   adjusted returns and managing volatility    .   AXA Equitable
                                   in the Portfolio.                               Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/500 MANAGED         Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein  (check mark)
  VOLATILITY/*(7)/                 capital with an emphasis on risk-               L.P.
                                   adjusted returns and managing volatility    .   AXA Equitable
                                   in the Portfolio.                               Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/2000 MANAGED        Class IB    Seeks to achieve long-term growth of        .   AllianceBernstein  (check mark)
  VOLATILITY/*(8)/                 capital with an emphasis on risk-               L.P.
                                   adjusted returns and managing volatility    .   AXA Equitable
                                   in the Portfolio.                               Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/AB DYNAMIC          Class IB    Seeks to achieve total return from long-    .   AllianceBernstein    (delta)
  MODERATE                         term growth of capital and income.              L.P.
   GROWTH/*(9)/                                                                .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP        Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein
  GROWTH/*(10)/                    capital.                                        L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/BALANCED            Class IB    Seeks long-term capital appreciation and    .   AXA Equitable      (check mark)
  STRATEGY/*(11)/                  current income.                                 Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Class IB    Seeks to achieve capital appreciation and   .   BlackRock
  VALUE EQUITY                     secondarily, income.                            Investment
                                                                                   Management, LLC
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Class IB    Seeks to achieve long-term growth of        .   Capital Guardian
  RESEARCH                         capital.                                        Trust Company
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE         Class IB    Seeks to achieve long-term capital          .   ClearBridge
  LARGE CAP                        growth.                                         Investments, LLC
  GROWTH/*(12)/                                                                .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE         Class IB    Seeks to achieve capital appreciation,      .   AXA Equitable      (check mark)
  SELECT EQUITY                    which may occasionally be short-term,           Funds Management
  MANAGED VOLATILITY               with an emphasis on risk adjusted returns       Group, LLC
                                   and managing volatility in the Portfolio.   .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   ClearBridge
                                                                                   Investments, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Class IA    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell 3000(R)   .   AXA Equitable
                                   Index, including reinvestment of                Funds Management
                                   dividends, at a risk level consistent with      Group, LLC
                                   that of the Russell 3000(R) Index.
-------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE        Class IB    Seeks current income and growth of          .   AXA Equitable      (check mark)
  GROWTH                           capital, with a greater emphasis on             Funds Management
  STRATEGY/*(13)/                  current income.                                 Group, LLC
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
                                                                                (AND
 EQ ADVISORS TRUST -                                                            SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)         MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE        Class IB    Seeks a high level of current income.        .   AXA Equitable      (check mark)
  STRATEGY/*(14)/                                                                   Funds Management
                                                                                    Group, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX     Class IB    Seeks to achieve a total return before       .   AXA Equitable
                                   expenses that approximates the total return      Funds Management
                                   performance of the Bloomberg Barclays            Group, LLC
                                   U.S. Intermediate Government/Credit Bond     .   SSgA Funds
                                   Index, including reinvestment of dividends,      Management, Inc.
                                   at a risk level consistent with that of the
                                   Bloomberg Barclays U.S. Intermediate
                                   Government/Credit Bond Index.
--------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS    Class IB    Seeks to achieve long-term growth of         .   AllianceBernstein
  EQUITY PLUS                      capital.                                         L.P.
                                                                                .   AXA Equitable
                                                                                    Funds Management
                                                                                    Group, LLC
                                                                                .   EARNEST Partners,
                                                                                    LLC
--------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX    Class IA    Seeks to achieve a total return before       .   AllianceBernstein
                                   expenses that approximates the total             L.P.
                                   return performance of the Standard &         .   AXA Equitable
                                   Poor's 500 Composite Stock Index,                Funds Management
                                   including reinvestment of dividends, at a        Group, LLC
                                   risk level consistent with that of the
                                   Standard & Poor's 500 Composite Stock
                                   Index.
--------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY            Class IB    Seeks to achieve long-term capital           .   AXA Equitable
  INSTITUTIONAL                    appreciation.                                    Funds Management
  AM(R) LARGE CAP                                                                   Group, LLC
                                                                                .   FIAM LLC
--------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN            Class IB    Seeks to maximize income while               .   AXA Equitable      (check mark)
  BALANCED MANAGED                 maintaining prospects for capital                Funds Management
  VOLATILITY/*(15)/                appreciation with an emphasis on risk-           Group, LLC
                                   adjusted returns and managing volatility     .   BlackRock
                                   in the Portfolio.                                Investment
                                                                                    Management, LLC
                                                                                .   Franklin
                                                                                    Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL      Class IB    Seeks to achieve long-term total return      .   AXA Equitable      (check mark)
  CAP VALUE MANAGED                with an emphasis on risk-adjusted returns        Funds Management
  VOLATILITY/*(16)/                and managing volatility in the Portfolio.        Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Franklin Mutual
                                                                                    Advisers, LLC
--------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN            Class IB    Primarily seeks capital appreciation and     .   AXA Equitable      (check mark)
  TEMPLETON                        secondarily seeks income.                        Funds Management
  ALLOCATION                                                                        Group, LLC
  MANAGED
  VOLATILITY/*(17)/
--------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS    Class IB    Seeks to achieve capital growth and          .   AXA Equitable
                                   current income.                                  Funds Management
                                                                                    Group, LLC
                                                                                .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Wells Fargo Asset
                                                                                    Management
                                                                                    (International),
                                                                                    LLC and
                                                                                .   Wells Capital
                                                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL EQUITY       Class IB    Seeks to achieve long-term capital           .   AXA Equitable      (check mark)
  MANAGED                          appreciation with an emphasis on risk-           Funds Management
  VOLATILITY/*(18)/                adjusted returns and managing volatility         Group, LLC
                                   in the Portfolio.                            .   BlackRock
                                                                                    Investment
                                                                                    Management, LLC
                                                                                .   Morgan Stanley
                                                                                    Investment
                                                                                    Management Inc.
                                                                                .   OppenheimerFunds,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS       Class IB    Seeks to achieve long-term capital           .   AXA Equitable
  MID CAP VALUE                    appreciation.                                    Funds Management
                                                                                    Group, LLC
                                                                                .   Goldman Sachs
                                                                                    Asset Management,
                                                                                    L.P.
--------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT ADVISER
                                                                                 (AND
 EQ ADVISORS TRUST -                                                             SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                     AS APPLICABLE)         MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE        Class IA    Seeks to achieve a total return before        .   AXA Equitable
  GOVERNMENT BOND                  expenses that approximates the total              Funds Management
                                   return performance of the Bloomberg               Group, LLC
                                   Barclays U.S. Intermediate Government         .   SSgA Funds
                                   Bond Index, including reinvestment of             Management, Inc.
                                   dividends, at a risk level consistent with
                                   that of the Bloomberg Barclays U.S.
                                   Intermediate Government Bond Index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IB    Seeks to achieve long-term growth of          .   AXA Equitable      (check mark)
  CORE MANAGED                     capital with an emphasis on risk-                 Funds Management
  VOLATILITY/*(19)/                adjusted returns and managing volatility          Group, LLC
                                   in the Portfolio.                             .   BlackRock
                                                                                     Investment
                                                                                     Management, LLC
                                                                                 .   EARNEST Partners,
                                                                                     LLC
                                                                                 .   Federated Global
                                                                                     Investment
                                                                                     Management Corp.
                                                                                 .   Massachusetts
                                                                                     Financial
                                                                                     Services Company
                                                                                     d/b/a MFS
                                                                                     Investment
                                                                                     Management
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IA    Seeks to achieve a total return (before       .   AllianceBernstein
  EQUITY INDEX                     expenses) that approximates the total return      L.P.
                                   performance of a composite index              .   AXA Equitable
                                   comprised of 40% DJ Euro STOXX 50 Index,          Funds Management
                                   25% FTSE 100 Index, 25% TOPIX Index,              Group, LLC
                                   and 10% S&P/ASX 200 Index, including
                                   reinvestment of dividends, at a risk level
                                   consistent with that of the composite index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IB    Seeks to achieve long-term growth of          .   AllianceBernstein  (check mark)
  MANAGED                          capital with an emphasis on risk-                 L.P.
  VOLATILITY/*(20)/                adjusted returns and managing volatility      .   AXA Equitable
                                   in the Portfolio.                                 Funds Management
                                                                                     Group, LLC
                                                                                 .   BlackRock
                                                                                     Investment
                                                                                     Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL       Class IB    Seeks to provide current income and           .   AXA Equitable      (check mark)
  VALUE MANAGED                    long-term growth of income,                       Funds Management
  VOLATILITY/*(21)/                accompanied by growth of capital with             Group, LLC
                                   an emphasis on risk-adjusted returns          .   BlackRock
                                   and managing volatility in the Portfolio.         Investment
                                                                                     Management, LLC
                                                                                 .   Harris Associates
                                                                                     LP
---------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK    Class IB    Seeks to achieve capital growth and           .   AXA Equitable
                                   income.                                           Funds Management
                                                                                     Group, LLC
                                                                                 .   Invesco Advisers,
                                                                                     Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL      Class IB    Seeks to achieve total return through         .   AXA Equitable
  REAL ESTATE                      growth of capital and current income.             Funds Management
                                                                                     Group, LLC
                                                                                 .   Invesco Advisers,
                                                                                     Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/INVESCO             Class IB    Seeks to achieve long-term growth of          .   AXA Equitable
  INTERNATIONAL                    capital.                                          Funds Management
  GROWTH                                                                             Group, LLC
                                                                                 .   Invesco Advisers,
                                                                                     Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY          Class IB    Seeks to provide capital growth and           .   AXA Equitable
                                   appreciation.                                     Funds Management
                                                                                     Group, LLC
                                                                                 .   Ivy Investment
                                                                                     Management
                                                                                     Company ("IICO")
---------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP         Class IB    Seeks to provide growth of capital.           .   AXA Equitable
  GROWTH                                                                             Funds Management
                                                                                     Group, LLC
                                                                                 .   Ivy Investment
                                                                                     Management
                                                                                     Company ("IICO")
---------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
                                                                               (AND
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
EQ/JANUS               Class IB    Seeks to achieve capital growth.            .   AXA Equitable
  ENTERPRISE/*(22)/                                                                Funds Management
                                                                                   Group, LLC
                                                                               .   Janus Capital
                                                                                   Management LLC
-------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE      Class IB    Seeks to achieve long-term capital          .   J.P. Morgan
  OPPORTUNITIES                    appreciation.                                   Investment
                                                                                   Management Inc.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE      Class IB    Seeks to achieve long-term growth of        .   AXA Equitable      (check mark)
  MANAGED                          capital with an emphasis on risk-               Funds Management
  VOLATILITY/*(23)/                adjusted returns and managing volatility        Group, LLC
                                   in the Portfolio.                           .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Capital Guardian
                                                                                   Trust Company
                                                                               .   Thornburg
                                                                                   Investment
                                                                                   Management, Inc.
                                                                               .   Vaughan Nelson
                                                                                   Investment
                                                                                   Management
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell 1000(R)   .   AXA Equitable
                                   Growth Index, including reinvestment of         Funds Management
                                   dividends at a risk level consistent with       Group, LLC
                                   the Russell 1000(R) Growth Index.
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH    Class IB    Seeks to provide long-term capital          .   AXA Equitable      (check mark)
  MANAGED                          growth with an emphasis on risk-                Funds Management
  VOLATILITY/*(24)/                adjusted returns and managing volatility        Group, LLC
                                   in the Portfolio.                           .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   HS Management
                                                                                   Partners, LLC
                                                                               .   Loomis, Sayles &
                                                                                   Company, L.P.
                                                                               .   Polen Capital
                                                                                   Management, LLC
                                                                               .   T. Rowe Price
                                                                                   Associates, Inc.
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Class IB    Seeks to achieve a total return before      .   AllianceBernstein
  INDEX                            expenses that approximates the total            L.P.
                                   return performance of the Russell 1000(R)   .   AXA Equitable
                                   Value Index, including reinvestment of          Funds Management
                                   dividends, at a risk level consistent with      Group, LLC
                                   that of the Russell 1000(R) Value Index.
-------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE     Class IA    Seeks to achieve long-term growth of        .   AllianceBernstein  (check mark)
  MANAGED                          capital with an emphasis on risk-adjusted       L.P.
  VOLATILITY/*(25)/                returns and managing volatility in the      .   AXA Equitable
                                   Portfolio.                                      Funds Management
                                                                                   Group, LLC
                                                                               .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING     Class IB    Seeks to achieve long-term capital          .   AXA Equitable
  MARKETS EQUITY                   appreciation.                                   Funds Management
                                                                                   Group, LLC
                                                                               .   Lazard Asset
                                                                                   Management LLC
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
                                                                               INVESTMENT ADVISER
                                                                               (AND
 EQ ADVISORS TRUST -                                                           SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)         MANAGEMENT
-------------------------------------------------------------------------------------------------------------------
EQ/LOOMIS SAYLES       Class IB    Seeks to achieve capital appreciation.      .   Loomis, Sayles &
  GROWTH/*(26)/                                                                    Company, L.P.
                                                                               .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/MFS                 Class IB    Seeks to achieve capital appreciation.      .   AXA Equitable
  INTERNATIONAL                                                                    Funds Management
  GROWTH                                                                           Group, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management
-------------------------------------------------------------------------------------------------------------------
EQ/MFS                 Class IB    Seeks to achieve capital appreciation.      .   AXA Equitable
  INTERNATIONAL                                                                    Funds Management
  VALUE                                                                            Group, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management ("MFS")
-------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY      Class IB    Seeks to achieve capital appreciation.      .   AXA Equitable
                                                                                   Funds Management
                                                                                   Group, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management ("MFS")
-------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES       Class IB    Seeks to achieve total return.              .   AXA Equitable
  SERIES                                                                           Funds Management
                                                                                   Group, LLC
                                                                               .   Massachusetts
                                                                                   Financial
                                                                                   Services Company
                                                                                   d/b/a MFS
                                                                                   Investment
                                                                                   Management ("MFS")
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX       Class IB    Seeks to achieve a total return before      .   AllianceBernstein
                                   expenses that approximates the total            L.P.
                                   return performance of the Standard &        .   AXA Equitable
                                   Poor's MidCap 400(R) Index, including           Funds Management
                                   reinvestment of dividends, at a risk level      Group, LLC
                                   consistent with that of the Standard &
                                   Poor's MidCap 400(R) Index.
-------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE       Class IB    Seeks to achieve long-term capital          .   AXA Equitable      (check mark)
  MANAGED                          appreciation with an emphasis on risk           Funds Management
  VOLATILITY/*(27)/                adjusted returns and managing volatility        Group, LLC
                                   in the Portfolio.                           .   BlackRock
                                                                                   Investment
                                                                                   Management, LLC
                                                                               .   Diamond Hill
                                                                                   Capital
                                                                                   Management, Inc.
                                                                               .   Wellington
                                                                                   Management
                                                                                   Company, LLP
-------------------------------------------------------------------------------------------------------------------
EQ/MODERATE GROWTH     Class IB    Seeks long-term capital appreciation and    .   AXA Equitable      (check mark)
  STRATEGY/*(28)/                  current income, with a greater emphasis         Funds Management
                                   on current income.                              Group, LLC
-------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/   Class IA    Seeks to obtain a high level of current     .   AXA Equitable
                                   income, preserve its assets and maintain        Funds Management
                                   liquidity.                                      Group, LLC
                                                                               .   The Dreyfus
                                                                                   Corporation
-------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER         Class IB    Seeks to achieve capital appreciation.      .   AXA Equitable
  GLOBAL                                                                           Funds Management
                                                                                   Group, LLC
                                                                               .   OppenheimerFunds,
                                                                                   Inc.
-------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------
                                                                              INVESTMENT ADVISER
                                                                              (AND
 EQ ADVISORS TRUST -                                                          SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)         MANAGEMENT
------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL        Class IB    Seeks to achieve maximum real return,      .   AXA Equitable
  REAL RETURN                      consistent with preservation of capital        Funds Management
                                   and prudent investment management.             Group, LLC
                                                                              .   Pacific
                                                                                  Investment
                                                                                  Management
                                                                                  Company LLC
------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA         Class IB    Seeks to generate a return in excess of    .   AXA Equitable
  SHORT BOND                       traditional money market products while        Funds Management
                                   maintaining an emphasis on                     Group, LLC
                                   preservation of capital and liquidity.     .   Pacific
                                                                                  Investment
                                                                                  Management
                                                                                  Company LLC
------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS   Class IA    Seeks to achieve high current income       .   AllianceBernstein
                                   consistent with moderate risk to capital.      L.P.
                                                                              .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
                                                                              .   Pacific
                                                                                  Investment
                                                                                  Management
                                                                                  Company, LLC
------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY       Class IB    Seeks to replicate as closely as possible  .   AllianceBernstein
  INDEX                            (before expenses) the total return of the      L.P.
                                   Russell 2000(R) Index.                     .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE       Class IB    Seeks to achieve long-term capital         .   T. Rowe Price
  GROWTH STOCK                     appreciation and secondarily, income.          Associates, Inc.
                                                                              .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL    Class IB    Seeks to achieve long-term capital         .   AXA Equitable      (check mark)
  EQUITY MANAGED                   growth with an emphasis on risk adjusted       Funds Management
  VOLATILITY/*(29)/                returns and managing volatility in the         Group, LLC
                                   Portfolio.                                 .   BlackRock
                                                                                  Investment
                                                                                  Management, LLC
                                                                              .   Templeton Global
                                                                                  Advisors Limited
------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND      Class IB    Seeks to achieve total return through      .   UBS Asset
  INCOME                           capital appreciation with income as a          Management
                                   secondary consideration.                       (Americas) Inc.
                                                                              .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IA    Seeks to achieve long-term growth of       .   AllianceBernstein
  AGGRESSIVE EQUITY                capital.                                       L.P.
                                                                              .   AXA Equitable
                                                                                  Funds Management
                                                                                  Group, LLC
                                                                              .   ClearBridge
                                                                                  Investments, LLC
                                                                              .   Scotia
                                                                                  Institutional
                                                                                  Asset Management
                                                                                  US, Ltd.
                                                                              .   T. Rowe Price
                                                                                  Associates, Inc.
                                                                              .   Westfield Capital
                                                                                  Management
                                                                                  Company, L.P.
------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE      Class IB    Seeks to achieve a balance of high         .   AXA Equitable
  BOND                             current income and capital appreciation,       Funds Management
                                   consistent with a prudent level of risk.       Group, LLC
                                                                              .   BlackRock
                                                                                  Financial
                                                                                  Management, Inc.
                                                                              .   DoubleLine
                                                                                  Capital L.P.
                                                                              .   Pacific
                                                                                  Investment
                                                                                  Management
                                                                                  Company LLC
                                                                              .   SSgA Funds
                                                                                  Management, Inc.
------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------------------------------------------------------
                                                                         INVESTMENT ADVISER
                                                                         (AND
 EQ ADVISORS TRUST -                                                     SUB-ADVISER(S),        VOLATILITY
 PORTFOLIO NAME       SHARE CLASS  OBJECTIVE                             AS APPLICABLE)         MANAGEMENT
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of  .   AllianceBernstein
  CAP GROWTH                       capital.                                  L.P.
                                                                         .   AXA Equitable
                                                                             Funds Management
                                                                             Group, LLC
                                                                         .   BlackRock
                                                                             Investment
                                                                             Management, LLC
                                                                         .   Franklin
                                                                             Advisers, Inc.
                                                                         .   Wellington
                                                                             Management
                                                                             Company, LLP
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER MID       Class IB    Seeks to achieve long-term growth of  .   American Century
  CAP VALUE                        capital.                                  Investment
                                                                             Management, Inc.
                                                                         .   AXA Equitable
                                                                             Funds Management
                                                                             Group, LLC
                                                                         .   BlackRock
                                                                             Investment
                                                                             Management, LLC
                                                                         .   Diamond Hill
                                                                             Capital
                                                                             Management, Inc.
-----------------------------------------------------------------------------------------------------------
MULTIMANAGER           Class IB    Seeks to achieve long-term growth of  .   Allianz Global
  TECHNOLOGY                       capital.                                  Investors U.S. LLC
                                                                         .   AllianceBernstein
                                                                             L.P.
                                                                         .   AXA Equitable
                                                                             Funds Management
                                                                             Group, LLC
                                                                         .   Wellington
                                                                             Management
                                                                             Company, LLP


----------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                   INVESTMENT ADVISER (AND
 FUNDS) - SERIES II                                                          SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                               AS APPLICABLE)
----------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return,        .   Invesco Advisers,
  YIELD FUND         comprised of current income and capital appreciation.       Inc.
                                                                             .   Sub-Adviser:
                                                                                 Invesco Canada
                                                                                 Ltd.
----------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of  .   Invesco Advisers,
  CAP CORE EQUITY    capital.                                                    Inc.
  FUND
----------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of  .   Invesco Advisers,
  CAP EQUITY FUND    capital.                                                    Inc.


-----------------------------------------------------------------------------------------------------------------------

 AMERICAN FUNDS INSURANCE SERIES(R) -                                                           INVESTMENT ADVISER (AND
 CLASS 4 SHARES                                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME                        OBJECTIVE                                                AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
BOND FUND                              The fund's investment objective is to provide as high a  .   Capital Research
                                       level of current income as is consistent with the            and Management
                                       preservation of capital.                                     Company




---------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                  INVESTMENT ADVISER (AND
 PORTFOLIOS                                                                 SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                              AS APPLICABLE)
---------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination  .   Ivy Investment
                     of high current income and capital appreciation.           Management
                                                                                Company (IICO)
---------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                  .   Ivy Investment
  GROWTH                                                                        Management
                                                                                Company (IICO)




------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                      INVESTMENT ADVISER (AND
 SERVICE CLASS                                                           SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts
  TRUST SERIES       appreciation.                                           Financial
                                                                             Services Company
------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts
  MASSACHUSETTS      appreciation.                                           Financial
  INVESTORS GROWTH                                                           Services Company
  STOCK PORTFOLIO
------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------
                                                                                INVESTMENT ADVISER
 VANECK VIP TRUST -                                                             (AND
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Associates
                     consideration.                                                 Corporation
------------------------------------------------------------------------------------------------------


(+)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(*)The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



-----------------------------------------------------------
FN    VARIABLE INVESTMENT OPTION NAME
-----------------------------------------------------------
(1)   AXA Aggressive Allocation
-----------------------------------------------------------
(2)   AXA Conservative Allocation
-----------------------------------------------------------
(3)   AXA Conservative-Plus Allocation
-----------------------------------------------------------
(4)   AXA Moderate Allocation
-----------------------------------------------------------
(5)   AXA Moderate-Plus Allocation
-----------------------------------------------------------
(6)   AXA 400 Managed Volatility
-----------------------------------------------------------
(7)   AXA 500 Managed Volatility
-----------------------------------------------------------
(8)   AXA 2000 Managed Volatility
-----------------------------------------------------------
(9)   AXA/AB Dynamic Moderate Growth
-----------------------------------------------------------
(10)  AXA/AB Small Cap Growth
-----------------------------------------------------------
(11)  AXA Balanced Strategy
-----------------------------------------------------------
(12)  AXA/ClearBridge Large Cap Growth
-----------------------------------------------------------
(13)  AXA Conservative Growth Strategy
-----------------------------------------------------------
(14)  AXA Conservative Strategy
-----------------------------------------------------------
(15)  AXA/Franklin Balanced Managed Volatility
-----------------------------------------------------------
(16)  AXA/Franklin Small Cap Managed Volatility
-----------------------------------------------------------
(17)  AXA/Franklin Templeton Allocation Managed Volatility
-----------------------------------------------------------
(18)  AXA Global Equity Managed Volatility
-----------------------------------------------------------
(19)  AXA International Core Managed Volatility
-----------------------------------------------------------
(20)  AXA International Managed Volatility
-----------------------------------------------------------
(21)  AXA International Value Managed Volatility
-----------------------------------------------------------
(22)  AXA/Janus Enterprise
-----------------------------------------------------------
(23)  AXA Large Cap Core Managed Volatility
-----------------------------------------------------------
(24)  AXA Large Cap Growth Managed Volatility
-----------------------------------------------------------
(25)  AXA Large Cap Value Managed Volatility
-----------------------------------------------------------
(26)  AXA/Loomis Sayles Growth
-----------------------------------------------------------
(27)  AXA Mid Cap Value Managed Volatility
-----------------------------------------------------------
(28)  AXA Moderate Growth Strategy
-----------------------------------------------------------
(29)  AXA/Templeton Global Equity Managed Volatility
-----------------------------------------------------------




YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the certificate,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period.


The annual minimum guaranteed interest rate for 2019 ranges from 1% to 3% depending on your lifetime minimum guaranteed interest rate. The lifetime minimum guaranteed interest rate can range from 1.00% to 3.00% depending on the calendar year in which your certificate is issued. For new certificates issued in 2019, the lifetime minimum guaranteed interest rate is 1.75%. The lifetime minimum guaranteed interest rate is shown in your certificate. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate.


FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount."

--------------------------------------------------------------------------------
FIXED MATURITY OPTIONS GENERALLY RANGE FROM ONE TO TEN YEARS TO MATURITY.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. As of May 1st, we currently offer fixed maturity options ending on June 15th for maturity years ranging from one through ten. Not all of these fixed maturity options will be available for participants ages 76 and older. See "Allocating your contributions." As fixed maturity options expire, we expect to add maturity options so that generally ten fixed maturity options are available at any time.

We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

..   you previously allocated a contribution or made a transfer to the same fixed maturity option; or

..   the rate to maturity is 3%; or

..   the fixed maturity option's maturity date is within 45 days; or

..   the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" would apply:

(a)transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)subject to plan restrictions, withdraw the maturity value (there may be a withdrawal charge).

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). For more information see "About our fixed maturity options" in "More information" later in this prospectus. We may change our procedures in the future.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your certificate or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The market value adjustment, positive or negative, resulting from a withdrawal or transfer of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your certificate. The amount of the adjustment will depend on two factors:

(a)the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)the length of time remaining until the maturity date.

                        CONTRACT FEATURES AND BENEFITS

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

SELECTING YOUR INVESTMENT METHOD

Your employer or you must choose one of the following two methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers whenever you choose. However, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart and no transfer restrictions will apply.

You may prefer the "Maximum investment options choice" method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the "Maximum transfer flexibility" method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.

These investment methods do not apply to the Personal Income Benefit variable investment options. Regardless of whether you allocate amounts to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value allocations.

Under either method, we may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B" as well as the fixed maturity options.

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program) or the fixed maturity options. However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.

INVESTMENT OPTIONS
A
--------------------------------------------------------------------------------
.. Guaranteed Interest Option
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------
.. 1290 VT Equity Income
.. 1290 VT GAMCO Mergers & Acquisitions
.. 1290 VT GAMCO Small Company Value
.. 1290 VT Small Cap Value
.. 1290 VT Socially Responsible

.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/400 Managed Volatility/(1)/
.. EQ/500 Managed Volatility/(1)/
.. EQ/2000 Managed Volatility/(1)/
.. EQ/AB Small Cap Growth/(1)/
.. EQ/BlackRock Basic Value Equity
.. EQ/Capital Guardian Research
.. EQ/ClearBridge Large Cap Growth/(1)/
.. EQ/ClearBridge Select Equity Managed Volatility
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/Fidelity(R) Institutional AM(R) Large Cap
.. EQ/Franklin Small Cap Value Managed Volatility/(1)/
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Invesco Comstock
.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Janus Enterprise/(1)/
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Core Managed Volatility/(1)/
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Growth Managed Volatility/(1)/
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Loomis Sayles Growth
.. EQ/MFS(R) Technology
.. EQ/MFS(R) Utilities
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(1)/

.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. EQ/UBS Growth and Income


.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity


.. Ivy VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock


.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. VanEck VIP Global Hard Assets
--------------------------------------------------------------------------------

INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------
.. 1290 VT SmartBeta Equity

.. Charter/SM/ Moderate
.. EQ/Emerging Markets Equity PLUS
.. EQ Global Equity Managed Volatility/(1)/
.. EQ/International Core Managed Volatility/(1)/
.. EQ/International Equity Index
.. EQ/International Managed Volatility/(1)/
.. EQ/International Value Managed Volatility/(1)/
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Lazard Emerging Markets Equity
.. EQ/MFS(R) International Growth
.. EQ/MFS(R) International Value
.. EQ/Oppenheimer Global
.. EQ/Templeton Global Equity Managed Volatility/(1)/

--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. 1290 VT DoubleLine Dynamic Allocation
.. All Asset Growth - Alt 20

.. EQ/AB Dynamic Moderate Growth/(1)/
.. EQ/Aggressive Allocation/(1)/
.. EQ/Balanced Strategy/(1)/
.. EQ/Conservative Allocation/(1)/
.. EQ/Conservative Growth Strategy/(1)/
.. EQ/Conservative Strategy/(1)/
.. EQ/Conservative-Plus Allocation/(1)/
.. EQ/Franklin Balanced Managed Volatility/(1)/
.. EQ/Franklin Templeton Allocation Managed Volatility/(1)/
.. EQ/Moderate Allocation/(1)/
.. EQ/Moderate Growth Strategy/(1)/
.. EQ/Moderate-Plus Allocation/(1)/

.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------

B
FIXED INCOME
--------------------------------------------------------------------------------
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT High Yield Bond
.. American Funds Insurance Series(R) Bond Fund
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy VIP High Income
.. Multimanager Core Bond
--------------------------------------------------------------------------------

(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" earlier in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


FIXED MATURITY OPTIONS
--------------------------------------------------------------------------------
TRANSFER RESTRICTIONS APPLY AS INDICATED ABOVE UNDER "FIXED MATURITY OPTIONS
AND MATURITY DATES."
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "Maximum investment options choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "Maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may currently choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the "Maximum investment options choice" investment method.

ERISA CONSIDERATIONS FOR EMPLOYERS

If the employer's plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA") Section 404(c), the employer or the plan trustee must make sure that the investment options chosen for the plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once your employer or you, whichever applies, have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that have been chosen, subject to any restrictions under the investment method. However, you may not allocate more than one contribution to any one fixed maturity option. If you are age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your certificate's value" later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

--------------------------------------------------------------------------------
THE "CONTRACT DATE" IS THE EFFECTIVE DATE OF A CONTRACT. THIS USUALLY IS THE BUSINESS DAY WE RECEIVE THE PROPERLY COMPLETED AND SIGNED EMPLOYER APPLICATION, ALONG WITH ANY OTHER REQUIRED DOCUMENTS. THE CONTRACT DATE WILL BE SHOWN IN THE CONTRACT. THE 12-MONTH PERIOD BEGINNING ON THE CONTRACT DATE AND EACH 12-MONTH PERIOD AFTER THAT DATE IS A "CONTRACT YEAR." THE END OF EACH 12-MONTH PERIOD IS THE "CONTRACT DATE ANNIVERSARY." FOR EXAMPLE, IF YOUR CONTRACT DATE IS MAY 1, YOUR CONTRACT DATE ANNIVERSARY IS APRIL 30.
--------------------------------------------------------------------------------

PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS

Subject to availability in your plan and state, if you are between the ages of 45 and 85, for an additional charge you may activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the Personal Income Benefit variable investment options discussed in detail below. In general, allocating contributions and transfers to

                        CONTRACT FEATURES AND BENEFITS
the Personal Income Benefit variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature, which include restrictions on your ability to make transfers to the Non-Personal Income Benefit investment options.

You must select one of the investment methods discussed above (the "Maximum Investment options choice" and "Maximum transfer flexibility") for your Non-Personal Income Benefit account value allocations. If you allocate account value to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value.

The amounts you allocate to the Personal Income Benefit variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.


---------------------------------------------------------------------------
 FOR ALLOCATIONS TO YOUR PERSONAL     FOR ALLOCATIONS TO YOUR NON-PERSONAL
 INCOME BENEFIT ACCOUNT VALUE         INCOME BENEFIT ACCOUNT VALUE
---------------------------------------------------------------------------
.. Personal Income Benefit             . EQ/Balanced Strategy/(1)/
  EQ/Balanced Strategy/(1)/
.. Personal Income Benefit             . EQ/Conservative Growth
  EQ/Conservative Growth                Strategy/(1)/
  Strategy/(1)/
.. Personal Income Benefit             . EQ/Conservative Strategy/(1)/
  EQ/Conservative Strategy/(1)/
.. Personal Income Benefit             . EQ/Moderate Growth Strategy/(1)/
  EQ/Moderate Growth Strategy/(1)/
.. Personal Income Benefit EQ/AB       . EQ/AB Dynamic Moderate Growth/(1)/
  Dynamic Moderate Growth/(1)/
---------------------------------------------------------------------------


(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" earlier in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


Upon advance notice to you, we reserve the right to add or remove Personal Income Benefit variable investment options at our sole discretion.

Please see "Personal Income Benefit" immediately below for more information about this feature.

Once your contributions are allocated to the investment options, they become a part of your account value. Amounts allocated to the Personal Income Benefit variable investment options will become part of your "Personal Income Benefit account value." Amounts allocated to the other available investment options, or "Non-Personal Income Benefit investment options," will become part of your "Non-Personal
Income Benefit account value." We discuss account value in "Determining your certificate's value" later in this prospectus.

PERSONAL INCOME BENEFIT

This section describes the Personal Income Benefit. The Personal Income Benefit may not be available in all contracts or in all states. See Appendix IV later in this prospectus for more information on state availability and/or variations of certain features and benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your "Guaranteed Annual Withdrawal Amount") during your lifetime (or your spouse's lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. In order to activate the Personal Income Benefit, you must meet the following two requirements:

(1)You must be between the ages of 45 and 85.

                                     -AND-

(2)You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each participant date anniversary. For a description of how the charge is deducted, see "Personal Income Benefit charge" later in "Charges and expenses."

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See "Personal Income Benefit variable investment options" in "Allocating your contributions" earlier in this section.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Personal Income Benefit Early and Excess withdrawals" below in this section).

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

DETERMINING YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

..   contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

                        CONTRACT FEATURES AND BENEFITS

..   transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

..   any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

..   contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

..   your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

..   your Guaranteed Annual Withdrawal Amount may increase as the result of a
    Ratchet increase of your Ratchet Base.

THE GUARANTEED WITHDRAWAL RATE AND GUARANTEED TRANSFER WITHDRAWAL RATE

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate ("GWR") to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate ("GTWR") to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST(R) Strategies certificate, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%. IN OUR SOLE DISCRETION, WE MAY DECLARE A GTWR THAT IS GREATER THAN 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST(R) Strategies certificate. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

..   Your Personal Income Benefit account value is $1,000.

..   Your Ratchet Base is $1,000.

..   Your Guaranteed Annual Withdrawal Amount ("GAWA") is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1st and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15th of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

--------------------------------------------------------------------------
                                                                  PERSONAL
                                                                   INCOME
                                                                  BENEFIT
                                             NEW  TOTAL RATCHET   ACCOUNT
 DATE                          TRANSFER GTWR GAWA GAWA  BASE/(*)/  VALUE
--------------------------------------------------------------------------
Dec. 1                          $1,000   3%  $30   $30   $1,000    $1,000
--------------------------------------------------------------------------

                                                                     PERSONAL
                                                                      INCOME
                                                                     BENEFIT
                                                NEW  TOTAL RATCHET   ACCOUNT
 DATE                          CONTRIBUTION GWR GAWA GAWA  BASE/(*)/  VALUE
-----------------------------------------------------------------------------
Jan. 15                            $200     3%   $6   $36   $1,200    $1,200
-----------------------------------------------------------------------------
Feb. 15                            $200     3%   $6   $42   $1,400    $1,400
-----------------------------------------------------------------------------
Mar. 15                            $200     3%   $6   $48   $1,600    $1,600
-----------------------------------------------------------------------------
Apr. 15                            $200     4%   $8   $56   $1,800    $1,800
-----------------------------------------------------------------------------
May 15                             $200     4%   $8   $64   $2,000    $2,000
-----------------------------------------------------------------------------
Jun. 15                            $200     4%   $8   $72   $2,200    $2,200
-----------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

                        CONTRACT FEATURES AND BENEFITS

Assume you activated the benefit as described in EXAMPLE 1 on December 1st and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1st of each month beginning on January 1st. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

-------------------------------------------------------------------------------
                                                                       PERSONAL
                                                                        INCOME
                                                                       BENEFIT
                                                  NEW  TOTAL RATCHET   ACCOUNT
 DATE                               TRANSFER GTWR GAWA GAWA  BASE/(*)/  VALUE
-------------------------------------------------------------------------------
Dec. 1                               $1,000   3%  $30   $30   $1,000    $1,000
-------------------------------------------------------------------------------

                                                                       PERSONAL
                                                                        INCOME
                                                                       BENEFIT
                     CONTRIBUTION OR  GWR OR    NEW   TOTAL  RATCHET   ACCOUNT
 DATE                   TRANSFER     GTWR/(**)/ GAWA  GAWA   BASE/(*)/  VALUE
-------------------------------------------------------------------------------
Jan. 1                    $100            3%       $3    $33  $1,100    $1,100
-------------------------------------------------------------------------------
Jan. 15                   $200            3%       $6    $39  $1,300    $1,300
-------------------------------------------------------------------------------
Feb. 1                    $100            3%       $3    $42  $1,400    $1,400
-------------------------------------------------------------------------------
Feb. 15                   $200            3%       $6    $48  $1,600    $1,600
-------------------------------------------------------------------------------
Mar. 1                    $100            3%       $3    $51  $1,700    $1,700
-------------------------------------------------------------------------------
Mar. 15                   $200            3%       $6    $57  $1,900    $1,900
-------------------------------------------------------------------------------
Apr. 1                    $100         3.50%    $3.50 $60.50  $2,000    $2,000
-------------------------------------------------------------------------------
Apr. 15                   $200            4%       $8 $68.50  $2,200    $2,200
-------------------------------------------------------------------------------
May 1                     $100         3.50%    $3.50    $72  $2,300    $2,300
-------------------------------------------------------------------------------
May 15                    $200            4%       $8    $80  $2,500    $2,500
-------------------------------------------------------------------------------
Jun. 1                    $100         3.50%    $3.50 $83.50  $2,600    $2,600
-------------------------------------------------------------------------------
Jun. 15                   $200            4%       $8 $91.50  $2,800    $2,800
-------------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.
(**)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

RATCHET BASE AND THE ANNUAL RATCHET

The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each participation date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will "ratchet," or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the "Ratchet increase"). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.

If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See "Accessing your money" later in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your participation date anniversary -- December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the contract year is $3,000.

----------------------------------------------------------------------------------
                                                                          PERSONAL
                                                                           INCOME
                                                                          BENEFIT
                                                       NEW  TOTAL RATCHET ACCOUNT
 DATE                               TRANSFER GTWR/(*)/ GAWA GAWA   BASE    VALUE
----------------------------------------------------------------------------------
Dec. 1                               $1,000     3%     $30   $30  $1,000   $1,000
----------------------------------------------------------------------------------

                                                                    PERSONAL
                                                                     INCOME
                                                                    BENEFIT
                                              NEW   TOTAL  RATCHET  ACCOUNT
 DATE                   CONTRIBUTION GWR/(*)/ GAWA  GAWA    BASE   VALUE/(**)/
------------------------------------------------------------------------------
Jan. 1                      $100        3%       $3    $33 $1,100    $1,100
------------------------------------------------------------------------------
Feb. 1                      $200        3%       $6    $39 $1,300    $1,280
------------------------------------------------------------------------------
Mar. 1                      $100        3%       $3    $42 $1,400    $1,100
------------------------------------------------------------------------------
Apr. 15                     $200      3.5%       $7    $49 $1,600    $1,600
------------------------------------------------------------------------------
May 1                       $100      3.5%    $3.50 $52.50 $1,700    $1,760
------------------------------------------------------------------------------
Jun. 15                     $200      3.5%       $7 $59.50 $1,900    $1,650
------------------------------------------------------------------------------
Jul. 1                      $100      3.5%    $3.50    $63 $2,000    $2,100
------------------------------------------------------------------------------
Aug. 15                     $200      3.5%       $7    $70 $2,200    $2,380
------------------------------------------------------------------------------
Sep. 1                      $100      3.5%    $3.50 $73.50 $2,300    $2,580
------------------------------------------------------------------------------
Oct. 15                     $200        3%       $6 $79.50 $2,500    $2,860
------------------------------------------------------------------------------
Nov. 1                      $100        3%       $3 $82.50 $2,600    $2,960
------------------------------------------------------------------------------

(*)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the participation year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the participation year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

                        CONTRACT FEATURES AND BENEFITS

In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the participation date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

   $82.50 / $2600 = 3.17%

   3.17% x $400 = $12.69

   $82.50 + $12.69 = $95.19

ELECTING TO TAKE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See "Withdrawing your account value" under "Accessing your money" later in this prospectus for more information.

In order to start taking Guaranteed Annual Withdrawal Amount payments, you must be at least 59 1/2 and, in most cases, separated from employment with the employer that sponsored the plan. Certain employers' plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan. You must also notify your plan in a form acceptable to the plan and AXA Equitable. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59 1/2 and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

-------------------------------------------------------------
    PAYMENTS BEGIN AT AGE            REDUCTION TO GAWA
-------------------------------------------------------------
            59 1/2                          25%
-------------------------------------------------------------
             60                             25%
-------------------------------------------------------------
             61                             20%
-------------------------------------------------------------
             62                             15%
-------------------------------------------------------------
             63                             10%
-------------------------------------------------------------
             64                             5%
-------------------------------------------------------------

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

-------------------------------------------------------------
    PAYMENTS BEGIN AT AGE            INCREASE TO GAWA
-------------------------------------------------------------
             66                            102%
-------------------------------------------------------------
             67                            104%
-------------------------------------------------------------
             68                            106%
-------------------------------------------------------------
             69                            108%
-------------------------------------------------------------
        70 and older                       110%
-------------------------------------------------------------

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST(R) Strategies contract, is waived for withdrawals up to the Guaranteed Annual Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this prospectus.

You may take your lifetime required minimum distributions without losing the value of the Personal Income Benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information

                        CONTRACT FEATURES AND BENEFITS
about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see "Hardship and unforeseeable emergency withdrawals" in "Accessing your money" later in this prospectus.

TRANSFERRING YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

..   your Non-Personal Income Benefit account value is $5,000;

..   your Personal Income Benefit account value is $2,960; and

..   your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

EFFECT OF PERSONAL INCOME BENEFIT EARLY AND EXCESS WITHDRAWALS

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any participation year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.

Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See "Payment of death benefit" later in this prospectus.

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

..   your Non-Personal Income Benefit account value is $1,000;

..   your Personal Income Benefit account value is $5,000;

..   your Ratchet Base is $6,000;

..   your Guaranteed Annual Withdrawal Amount is $200;

..   you are still employed by the plan sponsor; and

                        CONTRACT FEATURES AND BENEFITS

..   you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $4,500;

..   your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

..   your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second participation year which does not apply to withdrawals up to 10% of your total account value each year (the "10% free withdrawal amount"). Two participation years later, you are no longer employed by the plan sponsor and are eligible to start taking GAWA withdrawals.

..   your Non-Personal Income Benefit account value is $5,000;

..   your Personal Income Benefit account value is $15,000;

..   your Ratchet Base is $15,000;

..   your Guaranteed Annual Withdrawal Amount is $450;

..   your 10% free withdrawal amount is $2,000; and

..   you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $12,225;

..   your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

..   your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by
    15.5%).

EFFECT OF YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE FALLING TO ZERO

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your certificate will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan" or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the "Maximum payment" if automatic payments were not being made.

..   Any minimum death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

..   The charge for the Personal Income Benefit will no longer apply.

..   If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

..   The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

                        CONTRACT FEATURES AND BENEFITS

..   In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see "Loans" in "Accessing your money."

..   Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year.
    Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit.
    See "Effect of Personal Income Benefit Early and Excess withdrawals" above in this section.

..   Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See "Tax information" later in this prospectus.

..   All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect the standard death benefit and the enhanced death benefit" later in this prospectus.

..   If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

..   If you surrender your certificate to receive its cash value and your
    Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the Personal Income Benefit feature.

..   Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

..   If you are not eligible to begin receiving your Guaranteed Annual
    Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

..   If you have to take all or a portion of a required minimum distribution from your Personal Income Benefit account value and it is your first withdrawal under the certificate, the RMD will be considered your "first withdrawal" for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

..   If you elect to take Guaranteed Annual Withdrawal Amount payments on a
    Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

..   We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal
    Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

DEATH BENEFIT

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of
(i) your account value (less any outstanding loan and accrued loan interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, and (ii) the standard death benefit. Your account value will include any positive market value adjustment but will not include any negative market value adjustment that would apply to a withdrawal. The standard death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, any taxes that apply and less any outstanding loan balance (including any accrued, but unpaid, interest).

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance plus accrued interest) as of the date that your spouse's contract is issued, and (ii) the "standard death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

The death benefit is the same whether or not you have allocated amounts to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

                        CONTRACT FEATURES AND BENEFITS

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)your account value (without any negative market value adjustment that would otherwise apply) as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and

(b)the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal. Appendix III at the end of this prospectus provides an example of how the enhanced death benefit is calculated.

HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).

Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution requirements which begin after age 70 1/2 for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your optional benefits and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing certain optional benefits may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information, see "Tax information" later in this prospectus.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix IV to find out what applies in your state.

For contributions allocated to the variable investment options, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, the refund will equal the amount of the contribution allocated to fixed maturity options reflecting any positive or negative market value adjustments. For TSA and EDC contracts, your refund will also be less any amounts in the loan reserve account. Some states require that we refund the full amount of the contribution (not including any investment gain or loss, or interest or market value adjustment). For contributions allocated to the guaranteed interest option, the refund will equal the amount of the contributions, without interest. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract's cash value.

We may require that you wait six months before you apply for a certificate with us again if:

..   you cancel your certificate during the free look period; or

..   you change your mind before you receive your certificate whether we have received your contribution or not.

In addition to the cancellation right described above, you have the right to surrender your certificate, rather than cancel it. Surrendering your certificate may yield results different than canceling your certificate, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the certificate. Please see "Tax information" later in this prospectus for possible consequences of canceling your certificate.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your certificate's value

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YOUR ACCOUNT VALUE AND CASH VALUE

Your " account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; (iii) the market adjusted amounts you have in the fixed maturity options; and (iv) if you have taken a loan, amounts held in your loan reserve account. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your certificate also has a "cash value." At any time before annuity payments begin, your certificate's cash value is equal to the account value, less:
(i) any applicable withdrawal charges, (ii) the total amount or a pro rata portion of the annual administrative charge, (iii) the total amount or a pro rata portion of the Personal Income Benefit charge, if applicable, and (iv) any outstanding loan, plus accrued interest.

PERSONAL INCOME BENEFIT FEATURE

If you activated the Personal Income Benefit feature under your certificate, we refer to the account value associated with that feature as your "Personal Income Benefit account value." Your account value that is not associated with that benefit is referred to as your "Non-Personal Income Benefit account value." Your total account value under the certificate is the sum of these amounts.

Your Personal Income Benefit account value allocations are limited to certain variable investment options we refer to as the "Personal Income Benefit variable investment options." Amounts in your Personal Income Benefit account value are also subject to certain transfer restrictions and a separate charge for providing the guarantees under the feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for details.

YOUR CERTIFICATE'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day's value for one unit. The number of your certificate units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge, enhanced death benefit charge, the Personal Income Benefit charge or third-party transfer or rollover charge, will reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.

YOUR CERTIFICATE'S VALUE IN THE GUARANTEED INTEREST OPTION

Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

YOUR CERTIFICATE'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

INSUFFICIENT ACCOUNT VALUE

Your certificate will terminate without value if your account value is insufficient to pay any applicable charges when due unless you have activated the Personal Income Benefit feature under your certificate. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your certificate.
For information about what happens if your Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" in "Contract features and benefits" earlier in this prospectus.

                     DETERMINING YOUR CERTIFICATE'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   You may not transfer to a fixed maturity option in which you already have value.

..   You may not transfer to a fixed maturity option that has a rate to maturity of 3%.



..   You may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

..   If you make transfers out of a fixed maturity option other than at its maturity date the transfer will cause a market value adjustment.

..   If you activated the Personal Income Benefit feature, you may transfer your
    Personal Income Benefit account value among Personal Income Benefit variable investment options. Also, you may transfer your account value from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options, subject to the limitations described in "How you can contribute to your certificate" and "What are your investment options under the contract?" under "Contract features and benefits" earlier in this prospectus.

..   Transfers from the Personal Income Benefit variable investment options to the Non-Personal Income Benefit variable investment options, the guaranteed interest option and the fixed maturity options are generally not permitted. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will permanently discontinue the Personal Income Benefit and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the transferred funds. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

..   If your employer or you choose the "Maximum investment options choice"
    method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any participation year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior participation year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior participation year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first participation year, and if your employer or you have selected the "Maximum investment options choice" method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that participation year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in "Disruptive transfer activity" below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)the certificate number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers, or on the date your certificate terminates.

..   Under either option, on the date we receive at our processing office, your election to begin receiving Guaranteed Annual Withdrawal Amount payments, only if you are making monthly transfers to the Personal Income Benefit variable investment options.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options.

Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, instructing us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semian-nually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------



If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

FOR CERTIFICATES WITH OUTSTANDING LOANS ONLY, on any rebalancing date where the amount to be transferred from the guaranteed interest

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS option would cause a transfer from the loan reserve account (which is part of the guaranteed interest option), the rebalancing program will be automatically cancelled. (See "Loans" in "Accessing your money" later in this prospectus.)

PRONVEST MANAGED ACCOUNT SERVICE

AXA Equitable offers access to managed account services through ProNvest, Inc., an unaffiliated third party. ProNvest is an independent registered investment advisory firm that assists retirement plan participants with goal-based advice and money management services.


If available under your employer's plan, you may enroll in ProNvest's managed account service to manage your account value. ProNvest will allocate assets invested in your account among the Non-Personal Income Benefit and Personal Income Benefit variable investment options, the guaranteed interest option, and the Structured Investment Option based on a customized investment plan created for you from information you provide to ProNvest. (For more information about the Structured Investment Option, please see the Structured Investment Option prospectus). Generally, ProNvest will adjust your allocations every quarter or as the market changes. A minimum account value may be required to enroll in the ProNvest managed account service.

You should be aware that during your enrollment in the ProNvest managed account service, YOU WILL NOT HAVE THE ABILITY TO TRANSFER OR RE-ALLOCATE YOUR ACCOUNT VALUE. If you wish to make a transfer or re-allocate your account value, you must terminate your enrollment in the ProNvest managed account service. Once terminated, we reserve the right to not permit you to re-elect the managed account service. In addition, if you enroll in the ProNvest managed account service, automated programs including dollar cost averaging and asset rebalancing will be terminated. However, the RMD automatic withdrawal and systematic withdrawal options will continue to be available.


If you invested in the Structured Investment Option and specified a Performance Cap Threshold or provided special maturity instructions, those elections will be terminated if you enroll in the ProNvest managed account service.


If you enroll in the ProNvest managed account service, ProNvest will charge a quarterly fee at an annual rate up to 0.75% from your Non-Personal Income Benefit account value. The amount of the fee may be lower and varies among broker-dealers. We will deduct this fee pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, we will deduct this charge pro rata from your fixed maturity options, if any. We will not deduct this fee from amounts invested in the Personal Income Benefit variable investment options.


You may terminate the ProNvest managed account service at any time by contacting ProNvest. Visit www.ProNvest.com for information on contacting ProNvest and communicating your instructions.

For additional information or to enroll in the ProNvest managed account service, contact your financial professional. Minimum participant account balance requirements may apply. The ProNvest managed account service may not be available in all plans, all contracts, or in all states.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available. EQUI-VEST(R) Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer's approval, plan rules and applicable laws. (See "Forfeitures" below.) More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

Please see "Insufficient account value" in "Determining your certificate's value" and "Effect of Personal Income Benefit Early and Excess withdrawals" in "Contract features and benefits" earlier in this prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your certificate to terminate.

FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a 403(b) plan participant who is not fully vested under a plan separates from service. Plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a plan participant's account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

METHOD OF WITHDRAWAL
-------------------------------------------------------------------------------
                               PARTIAL                            MINIMUM
 CONTRACT                     WITHDRAWAL        SYSTEMATIC      DISTRIBUTION
-------------------------------------------------------------------------------
TSA                            Yes/(1)(2)(3)/    Yes/(1)(2)(3)/     Yes/(2)(3)/
-------------------------------------------------------------------------------
EDC                            Yes/(1)(2)(3)/    Yes/(1)(2)(3)/     Yes/(2)(3)/
-------------------------------------------------------------------------------

(1)Only if the certificate is not subject to withdrawal restrictions.
(2)Only if there are no outstanding loans.
(3)Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.

TAKING WITHDRAWALS UNDER THE PERSONAL INCOME BENEFIT

This section describes the ways in which you can take Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.

Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a required minimum distribution withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next participation date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after you are eligible to start taking Guaranteed Annual Withdrawal Amount payments. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.

Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on participation date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal from your Personal Income Benefit account value prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a participation year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the participation year (the "catch-up payment").

If you take a partial withdrawal from your Personal Income Benefit account value in the same participation year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

                             ACCESSING YOUR MONEY

If you take a partial withdrawal from the Personal Income Benefit account value after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides you with the option of electing to take either: (1) a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from the Personal Income Benefit account value; or (2) a fixed dollar amount that may exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted first from the Personal Income Benefit account value (up to the amount of the Guaranteed Annual Withdrawal Amount) and then from the Non-Personal Income Benefit account value. If the Non-Personal Income Benefit account value is not sufficient to satisfy the request, only the amount of the Guaranteed Annual Withdrawal Amount will be paid out as scheduled payments. The amount of the withdrawal will not be increased on participation date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

If you take a partial withdrawal from the Personal Income Benefit account value in the same participation year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the participation year. If you take a partial withdrawal from the Personal Income Benefit account value while the Customized payment plan is in effect, and that withdrawal plus all other withdrawals from the Personal Income Benefit account value during that participation year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of your employer's plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value (your Non-Personal Income Benefit account value, your Personal Income Benefit account value or both) or terminate your certificate at any time while you are living and before annuity payments begin. If you take a withdrawal from your Personal Income Benefit account value, the withdrawal may affect your Guaranteed Annual Withdrawal Amount. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for more information. Also, if you are at least age 59 1/2 and have separated from service with the employer that sponsored the plan, any withdrawal request will be considered a request to begin receiving Guaranteed Annual Withdrawal Amount payments.

The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your certificate and pay you its cash value except if you have activated the Personal Income Benefit feature of your certificate.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See "withdrawal charge" in "Charges and expenses" later in this prospectus.

SYSTEMATIC WITHDRAWALS

(AVAILABLE FOR NON-PERSONAL INCOME BENEFIT ACCOUNT VALUE ONLY; NOT AVAILABLE IF GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS ARE BEING TAKEN THROUGH THE MAXIMUM PAYMENT PLAN OR THE CUSTOMIZED PAYMENT PLAN)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the Non-Personal Income Benefit variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed dollar amount taken from the Non-Personal Income Benefit variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

(3)You may specify a dollar amount from one Non-Personal Income Benefit variable investment option or the guaranteed interest option. If you choose this option and the value in that investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining Non-Personal Income Benefit investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

If you are invested in fixed maturity options, you may not elect option (1) or
(2).

You may elect systematic withdrawals if:

..   the plan permits it;

..   your certificate is not subject to withdrawal restrictions; and

                             ACCESSING YOUR MONEY

..   your certificate does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS

(SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, withdrawals may be subject to a withdrawal charge if your withdrawal exceeds the 10% free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Tax information" later in this prospectus.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding 403(b) plans and 457(b) EDC plans. For this purpose additional annuity contract benefits may include guaranteed benefits, such as the Personal Income Benefit and enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your plan, provided you do not have any outstanding loan. When electing this option, amounts from both your Personal Income Benefit account value and your Non-Personal Income Benefit account value are used to determine your lifetime required minimum distribution payment each year. To elect this option, you must have an account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your certificate and pay you its cash value unless you have activated the Personal Income Benefit feature of your certificate. Currently, minimum distribution withdrawal payments will be made annually. See the Required minimum distributions section in "Tax information" later in this prospectus for your specific type of retirement arrangement.

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same participation year exceeds the 10% free withdrawal amount.

The automatic withdrawal option does not generate required minimum distribution payments during the first participation year. Therefore, if you are making a rollover or transfer contribution to the certificate after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first participation year to satisfy your required minimum distributions may be subject to withdrawal charges (if applicable) if they exceed the 10% free withdrawal amount.

If you purchased your EQUI-VEST(R) Strategies TSA certificate via a direct transfer of funds from another 403(b) plan or contract and we were informed at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

--------------------------------------------------------------------------------
FOR CERTIFICATES SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE
70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------

FOR CERTIFICATES WITH PERSONAL INCOME BENEFIT. For certificates that have activated the Personal Income Benefit, withdrawals not taken through our RMD automatic withdrawal option may cause a Personal Income Benefit Early withdrawal if they are taken prior to your eligibility to take your Guaranteed Annual Withdrawal Amount. Also, those withdrawals may cause a Personal Income Benefit Excess withdrawal if they exceed your Guaranteed Annual Withdrawal Amount. If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the RMD automatic withdrawal option, you will be required to select either the single or joint life option for Guaranteed Annual Withdrawal Amount payments. You may change this election any time before amounts from your Personal Income Benefit account value are accessed to make a payment. We will take RMD payments from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. Once amounts are taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun. At this point, you will no longer be able to contribute or transfer amounts to the Personal Income Benefit variable investment options.

Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as a Personal Income Benefit Early or Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. If this amount, plus any other withdrawals from the Personal Income Benefit account value, equals or exceeds your Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the participation year. If this amount, plus any other withdrawals from the Personal Income Benefit account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following participation year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Personal Income Benefit Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum

                             ACCESSING YOUR MONEY
distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause a Personal Income Benefit Excess withdrawal and may be subject to a withdrawal charge (if applicable). You may enroll in the plan again any time, but the scheduled payments will not resume until the next participation date anniversary. Further, your Personal Income Benefit account value and Guaranteed Annual Withdrawal Amount may be reduced. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If the sum of the Guaranteed Annual Withdrawal Amount and Non-Personal Income Benefit account value is insufficient to satisfy the required minimum distribution, we will make an additional payment from your Personal Income Benefit account value, if necessary, to satisfy the required minimum distribution amount. The RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as a Personal Income Benefit Excess withdrawal, as well as any subsequent partial withdrawals made during the same participation year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

For the purpose of these examples, assume your Personal Income Benefit account value is $30,000 and there are no allocations to your Non-Personal Income Benefit account value. Also, assume the following:

..   Your annual RMD amount = $6,000;

..   Your Ratchet Base = $60,000; and

..   Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 from your Personal Income Benefit account value on July 1st. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is a Personal Income Benefit Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:

..   Personal Income Benefit account value = $26,400 (or $30,000 - $3,600).

..   Your Ratchet Base = $57,600 (or $60,000 - $2,400). This $2,400 reduction represents a pro rata reduction of 4%.

..   Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION YEARS) =
    $2,304 (or $2,400 - $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as a Personal Income Benefit Excess withdrawal.

EXAMPLE 2:

You take a partial withdrawal of $2,000 from your Personal Income Benefit account value on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current participation year will be $400. Here are the values after the withdrawal:

..   Personal Income Benefit account value = $28,000 (or $30,000 - $2,000).

..   Your Ratchet Base = $60,000.

..   Remaining Guaranteed Annual Withdrawal Amount (FOR CURRENT PARTICIPATION
    YEAR) = $400 (or $2,400 - $2,000).

..   Remaining Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION
    YEARS) = $2,400.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as a Personal Income Benefit Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your Personal Income Benefit account value in the same participation year will be treated as a Personal Income Benefit Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as a Personal Income Benefit Excess withdrawal.

HARDSHIP AND UNFORESEEABLE EMERGENCY WITHDRAWALS

Generally, in order to receive a hardship or unforeseeable emergency withdrawal (special federal income tax definition), you must meet certain criteria and have your request approved by the Plan. For more information, see "Withdrawal restrictions" under "Tax Information" later in this prospectus.

FOR CONTRACTS THAT HAVE ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE

..   The amounts withdrawn to satisfy the withdrawal request will be taken from your Non-Personal Income Benefit account value first, if you have any. If values from your Personal Income Benefit account value are used to satisfy the withdrawal request, the withdrawal will be treated as a Personal Income Benefit Early withdrawal. For more information, see "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

                             ACCESSING YOUR MONEY

..   If you have an existing loan, the withdrawal will not cause a default of your loan. You can continue to repay the outstanding loan. As discussed below in "Loans," failure to repay a loan can have substantial tax consequences.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.

If you have made allocations to the Personal Income Benefit variable investment options, you should carefully consider how withdrawals are to be made from your total account value. In general, the specific form we require for withdrawal requests will ask you how your withdrawals should be made from your total account value. Depending on certain factors, including your age at the time, taking withdrawals from your Personal Income Benefit account value may have a significant impact on that benefit. For more information, see "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a TSA certificate you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA certificate directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

LOANS

If the plan permits, loans are available under a 403(b) plan or a governmental employer 457(b) EDC plan. Loans are available under the EQUI-VEST(R) Strategies contract only if requested by the employer. Loans are subject to federal income tax limits and are also subject to the limits of the plan. The loan rules under ERISA may apply to 403(b) plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. We do not permit loans under any TSA or governmental employer EDC certificate when the required minimum distribution automatic withdrawal option has been elected. Also, we reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate, or plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA certificates subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC certificates, the loan must be approved by your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in the certificate, read the terms and conditions in the loan request form carefully and consult with a tax adviser before taking a loan. Also, see Appendix IV later in this prospectus for any state restrictions you may be subject to if you take a loan.

We permit only one loan to be outstanding at any time. Also, we reserve the right to deny a loan request if you have previously defaulted on a loan, and failed to repay the outstanding amount due.

LOAN RESERVE ACCOUNT. When you take a loan, we will transfer to a "loan reserve account", an amount equal to the sum of (a) and (b), where (a) is the loan amount (which will earn interest at the "loan reserve account rate" while your loan is outstanding), and (b) is 10% of the loan amount (which will earn interest at the guaranteed interest rate while your loan is outstanding). We will credit interest to the amount in the loan reserve account at a rate that is 2% lower than the loan interest rate that applies for the time your loan is outstanding. This excess of the interest rate that we charge is also referred to as the "net loan interest charge." See the "Fee Table" for more information.

A loan will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due; or

..   in some instances, service with the employer terminates.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

Loans are discussed further in "Tax information" later in this prospectus.

REPAYING A LOAN. When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. You can repay a loan through payroll deduction, Online Account Access or by personal check. Loan repayments must be made quarterly, unless you enroll through Online Account Access for monthly systematic repayments (not available for contracts owned by a corporate trustee). You can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. You can repay your loan in full, including interest due, at any time (by bank check or money order only). In very limited specified circumstances concerning leaves of absence, and upon our receipt of the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See "Tax information" later in this prospectus.

LOANS AND THE PERSONAL INCOME BENEFIT. If you activated the Personal Income Benefit benefit by allocating amounts to the Personal Income Benefit variable investment options and request a loan, you will be able to specify the investment options from which

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the loan will be taken. When taking a loan, you must deplete the Non-Personal
Income Benefit investment options before utilizing the Personal Income Benefit variable investment options. If you do not specify investment options, the loan amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the Personal Income Benefit account value. If a loan is taken from your Personal Income Benefit account value, this amount is allocated to the loan reserve account and your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

All loan repayments will be applied to guaranteed interest option by default. However, you can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. Loan amounts repaid into the guaranteed interest option and subsequently transferred into the Personal Income Benefit variable investment options will receive the GTWR. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus any unpaid loan interest that is due) as a deemed distribution and withdrawal from the certificate. Loan defaults and withdrawals may have adverse tax consequences. See "Distributions from TSAs" in "Tax information" later in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated to the guaranteed interest option.

TERMINATION OF PARTICIPATION

Your participation under the EQUI-VEST(R) Strategies contract may be terminated by us and your account value paid to your employer if:

(1)your account value is less than $500 and we have not received contributions on your behalf for a period of three years (except if you have activated the Personal Income Benefit feature); or

(2)you request a partial withdrawal that reduces your account value to an amount of less than $500 (except if you have activated the Personal Income Benefit feature); or

(3)we have not received any contributions on your behalf within 120 days from your participation date; or

(4)the plan is no longer qualified under the Code and the EQUI-VEST(R) Strategies contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.

The employer and, under certain circumstances, we may discontinue contributions under the EQUI-VEST(R) Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.

The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.

TEXAS ORP PARTICIPANTS

For participants in a Texas Optional Retirement Program, Texas law permits withdrawals only after one of the following distributable events occur:

..   turning age 70 1/2; or

..   death; or

..   retirement; or

..   termination of employment in all Texas public institutions of higher education.

To make a withdrawal, a properly completed written acknowledgment must be received from the employer. If a distributable event occurs prior to your being vested, any amounts provided by an employer's first-year matching contribution will be refunded to the employer. We may change these provisions without your consent, but only to the extent necessary to maintain compliance with any law that applies.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon certificate termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option and the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) Strategies offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract or your age at certificate issue. If you activated the Personal Income Benefit feature and choose to annuitize your certificate, the Personal Income Benefit feature will terminate without value even if your Personal Income Benefit account value is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under the Personal Income Benefit

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                             ACCESSING YOUR MONEY

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feature. See "Personal Income Benefit" in "Contract features and benefits"
earlier in this prospectus for further information. We have the right to require you to provide satisfactory evidence of the age of any person upon whose life an annuity form depends. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS

-------------------------------------------------------------
Fixed annuity payout options   .   Life annuity
                               .   Life annuity with period
                                   certain
                               .   Life annuity with refund
                                   certain
                               .   Period certain annuity
-------------------------------------------------------------
Variable Immediate Annuity     .   Life annuity (not
  payout options (as               available in New York)
  described in a separate      .   Life annuity with period
  prospectus for this option)      certain
-------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor. Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The EQUI-VEST(R) Strategies contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in "Withdrawal charge" under "Charges and Expenses" later in this prospectus. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment. See "Market value adjustment" under "Contract features and benefits" earlier in this prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. You must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate's annuity commencement date. Your certificate's annuity commencement date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The annuity commencement date is generally the participation date anniversary that follows your 95th birthday. This may be different in some states.

We will send you a notice with your certificate statement one year prior to your annuity commencement date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your annuity commencement date, your certificate will be annuitized automatically.

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We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, your age (or your and the designated beneficiary's ages);

(4)in the case of a period certain annuity, the period selected; and

(5)the frequency of the payments.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

ANNUITY COMMENCEMENT DATE

Your certificate has an annuity commencement date by which you must either take a lump sum payment or select an annuity payout option. The annuity commencement date is the later of the month after you reach the "maximum maturity age" specified in the contract or the tenth anniversary of the participation date. The annuity commencement date is generally the participation date anniversary that follows your 85th birthday. We will send a notice with the annual statement one year prior to the annuity commencement date.

CERTIFICATES WITH PERSONAL INCOME BENEFIT

If you activated the Personal Income Benefit feature, on the certificate's annuity commencement date you may elect:

..   an annuity payout option we are then offering (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value);

..   a lump sum distribution of your account value (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value); or

..   the Personal Income Benefit annuity commencement date annuity benefit (for your Personal Income Benefit account value only).

The Personal Income Benefit annuity commencement date annuity benefit compares:
(i) your Guaranteed Annual Withdrawal Amount under the Personal Income Benefit benefit; and (ii) the amount you would receive by applying your Personal Income Benefit account value on the certificate's annuity commencement date to the guaranteed annuity rates for a life only annuity. The Personal Income Benefit annuity commencement date benefit provides periodic payments of the higher resulting amount. This amount is fixed and does not change after annuity payments begin. Please note that if you elect the Personal Income Benefit annuity commencement date annuity benefit for your Personal Income Benefit account value and you do not elect either a lump sum distribution or any annuity payout option for your Non-Personal Income Benefit account value remaining at the annuity commencement date, we will apply your Non-Personal Income Benefit account value to the normal form of annuity payout option, which is a life annuity with a 10-year period certain.

Please see Appendix IV later in this prospectus for the state variations.

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                             ACCESSING YOUR MONEY

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5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES UNDER THE CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group and by variable investment option between 0.25% to 1.20% of daily net assets attributable to all certificates under the group contract. Contracts will generally have a charge of 1.20%, 0.90%, 0.70%, 0.50% or 0.25%.

Charges may be based on:

..   the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

..   the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

..   whether we will be the sole contract provider;

..   the level of services provided by your financial professional; and

..   our sales-related expenses.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each participation year. We deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the participation year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived or reduced for account values of less than $25,000 or the charge may also be waived entirely.

We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If there are still insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. Also, we will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.

Differences in this charge are due to variations in group characteristics including the total amount of plan assets. The charge is designed primarily to defray administrative expenses in connection with the issuing and daily administration of the contracts. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider, or to another eligible plan. The charge is currently $25 ($65 maximum) per occurrence per participant or, if less, this charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant certificates under the contract. Transfers are subject to any required employer approval.

CHARGE FOR ENHANCED DEATH BENEFIT

If you elect the enhanced death benefit we deduct a charge annually from your account value on each participation date anniversary. The charge is equal to 0.15% of your account value.

We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If there are still insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base.

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                             CHARGES AND EXPENSES

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If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

WITHDRAWAL CHARGE

A withdrawal charge of up to 6% may apply for up to the first 10 participation years, as set forth in the contract and participation certificate. Differences in the period for which and circumstances under which this charge applies are due to the total amount of plan assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan, other charges and fees under the contract and the compensation paid in connection with the sale of the contract. The period of and circumstances under which the withdrawal charge applies will be determined pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

As noted above, the withdrawal charge may vary from group to group. In general, the withdrawal charge schedule is one of three options selected by the group. Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant's account value during the first five participation years, 5% of the amount withdrawn during the 6th participation year, 4% of the amount withdrawn during the 7th participation year, 3% of the amount withdrawn during the 8th participation year, 2% of the amount withdrawn during the 9th participation year, and 1% of the amount withdrawn during the 10th participation year.

Under some group contracts, the withdrawal charge is equal to 6% of the amount withdrawn (or the defaulted loan amount, if applicable) from the participant's account value during the first four participation years and 5% of the amount withdrawn during the 5th participation year. Under this schedule, there is no withdrawal charge in the 6th and later participation years.

Under some group contracts, there is no withdrawal charge.

The withdrawal charge percentages may be different for certain group contracts, including group contracts issued to certain schools in Texas and other states.

If your group contract is subject to a withdrawal charge, it will not apply under the circumstances described as follows:

..   each participation year you can withdraw up to 10% of your account value without paying a withdrawal charge (10% free withdrawal amount). The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the participation year; or

..   If you have activated the Personal Income Benefit feature, we will waive any withdrawal charge for any Guaranteed Annual Withdrawal Amount payments during the participation year up to the greater of (a) the 10% free withdrawal amount, and (b) the Guaranteed Annual Withdrawal Amount. However, each withdrawal reduces the 10% free withdrawal amount for that participation year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a Personal Income Benefit Excess or Early withdrawal as long as it does not exceed the 10% free withdrawal amount; or

..   after five participation years and you are at least age 59 1/2; or

..   you request a refund of an excess contribution within one month of the date on which the contribution is made; or

..   you die and the death benefit is made available to the beneficiary; or

..   after five participation years if you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond your age 59 1/2 and allows no prepayment; or

..   after three participation years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

..   the amount withdrawn is applied to the election of a life contingent annuity payout option; or

..   the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of your life expectancy, that allows no prepayment; or

..   you have reached age 55 and have separated from service; or

..   (subject to state approval), amounts withdrawn from the Personal Income
    Benefit investment options that are directly rolled over to an EQUI-VEST(R) GWBL Rollover IRA Annuity contract if the plan requires you to take a distribution due to a separation from service or plan termination.

In addition, particular groups may receive one or more of the following waivers:

(1)You sever from employment with your employer.

(2)The withdrawal is made to satisfy minimum distribution requirements.

(3)You elect a withdrawal that qualifies as a hardship (or for EDC contracts, an unforeseeable emergency) withdrawal under the Code.

(4)You have qualified to receive Social Security disability benefits as certified by the Social Security Administration or you are totally disabled. Total disability is your incapacity, resulting from injury or disease, to engage in any occupation for remuneration or profit. Such total disability must be certified as having been continuous for a period of at least six months prior to notice of claim and you must continue to be deemed totally disabled.

   Written notice of claim must be given to us during your lifetime and during the period of total disability prior to each withdrawal. Along with the Notice of Claim, you must submit acceptable proof of disability. Such proof of disability must be either (a) evidence of Social Security disability determination or (b) a statement from an independent U.S. licensed physician stating that you meet the definition of total disability as stated above. Such certification must be resubmitted every 12 months. Failure to furnish proof of disability within the required time will not reduce any claim if it was not reasonably possible to give proof within such time. Such proof must be furnished as soon as reasonably possible and in no event, except in the absence of legal capacity, later than one year from the time proof is otherwise required.

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(5)We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician).

(6)You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed; and

   -- its primary service is other than to provide housing for residents.

(7)The employer elects to move the plan assets to a different funding vehicle after five contract years.

(8)The withdrawal is made to provide any annuity benefits that we offer as requested by your employer.

The withdrawal charge will apply if the condition as described in items 4 through 6 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

See Appendix IV, later in this prospectus for information on state availability and variations with respect to this charge.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. Unless you specify otherwise, we deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the fixed maturity options to the extent you have values in those options. If we make up the required amounts from the fixed maturity options, a market value adjustment will apply. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

PERSONAL INCOME BENEFIT CHARGE

If you activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, we deduct an annual charge equal to 1.00% of your Personal Income Benefit account value. This charge will be deducted from your value in the Personal Income Benefit variable investment options on a pro rata basis on each participation date anniversary. It is not pro-rated to account for a portion of the year. However, if the Personal Income Benefit feature is terminated, the certificate is surrendered or a death benefit is paid on a date other than a participation date anniversary, we will deduct a pro rata portion of the charge for that year.

In no event will the charge for the Personal Income Benefit be deducted from your Non-Personal Income Benefit account value.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

PLAN OPERATING EXPENSE CHARGE

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms your Employer's plan. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from amounts from the fixed maturity options, to the extent you have value in those options. If there are insufficient funds in your Non-Personal Income Benefit account value and fixed maturity options, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We do not apply a withdrawal charge to these the amounts withdrawn pursuant to these instructions.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

                             CHARGES AND EXPENSES

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the EQUI-VEST(R) Strategies contract, including a change in the standard death benefit or the minimum initial contribution requirements; permitting additional circumstances under which the withdrawal charge is waived; and/or establishing different rates to maturity for the fixed maturity options.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

                             CHARGES AND EXPENSES

6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the contract is in force. The change will be effective as of the date the written request is executed, whether or not the participant is living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

EFFECT OF YOUR DEATH

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA in the case of a death benefit from a qualified plan, 403(b) plan, or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION

Upon your death, your beneficiary may generally elect to keep the certificate in your name and receive distributions under the certificate instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

..   Loans will no longer be available.

..   The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

                           PAYMENT OF DEATH BENEFIT

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

PERSONAL INCOME BENEFIT ON A SINGLE LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

PERSONAL INCOME BENEFIT ON A JOINT LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

..   elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

..   elect to continue the certificate under the Personal Income Benefit
    Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

If you had not yet started lifetime RMD payments at your death, your spousal beneficiary may (1) choose the "5-year rule" (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the certificate have been distributed) or (2) continue the certificate and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you were younger than age 70 1/2 at the time of your death, your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached age 70 1/2. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next participation date anniversary.

..   The charge for the Personal Income Benefit will continue to apply.
    Withdrawal charges will no longer apply.

..   Payments will be equal to the greater of the Guaranteed Annual Withdrawal
    Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

..   If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ''Accessing your money'' under ''Withdrawing your account value''), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

..   If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

..   If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as an Personal Income Benefit Excess withdrawal.

..   If your beneficiary takes any partial withdrawals from the Personal Income
    Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

..   If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same participation year may be treated as Personal Income Benefit

                           PAYMENT OF DEATH BENEFIT

   Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

..   Upon the death of your spousal beneficiary, the Personal Income Benefit and
    Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the contract after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular employer's plan or contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax adviser before choosing EQUI-VEST(R) Strategies.

CHOOSING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST(R) Strategies TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. Employers should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers should consider the annuity's features and benefits, such as EQUI-VEST(R) Strategies standard death benefit, enhanced death benefit, selection of variable investment options, provision of a guaranteed interest option and fixed maturity options and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and 457(b) plans. For this purpose, additional annuity contract benefits may include certain guaranteed benefits such as the Personal Income Benefit and the enhanced death benefit. Employers should consider the potential implication of these Regulations before choosing this annuity contract.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PLANS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

..   participation and coverage;

..   nondiscrimination;

..   vesting and funding;

..   limits on contributions, distributions, and benefits;

..   withholding;

..   reporting and disclosure; and

..   penalties.

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STATE INCOME TAX RULES COVERING CONTRIBUTIONS TO AND DISTRIBUTIONS FROM
EMPLOYER-SPONSORED RETIREMENT PLANS MAY DIFFER FROM FEDERAL INCOME TAX RULES.
IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR
TO SATISFY FEDERAL INCOME TAX, STATE INCOME TAX AND OTHER STATE RULES AND ERISA RULES, IF APPLICABLE.
--------------------------------------------------------------------------------

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS

You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) plan or governmental employer 457(b) EDC plan as well as contributions you make to other eligible retirement plans or to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax. For details on this credit, please see the Internal Revenue Service Publication for your type of plan (for example, IRS Publication 571, TAX-SHELTERED ANNUITY PLANS (403(B) PLANS) FOR EMPLOYEES OF PUBLIC SCHOOLS AND CERTAIN TAX-EXEMPT ORGANIZATIONS).

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity

                                TAX INFORMATION
contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".

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THE DISCLOSURE GENERALLY ASSUMES THAT THE TSA HAS 403(B) CONTRACT STATUS OR
QUALIFIES AS A 403(B) CONTRACT. DUE TO INTERNAL REVENUE SERVICE AND TREASURY REGULATORY CHANGES IN 2007 WHICH BECAME FULLY EFFECTIVE ON JANUARY 1, 2009, CONTRACTS ISSUED PRIOR TO 2009 WHICH QUALIFIED AS 403(B) CONTRACTS UNDER THE RULES AT THE TIME OF ISSUE MAY LOSE THEIR STATUS AS 403(B) CONTRACTS OR HAVE
THE AVAILABILITY OF TRANSACTIONS UNDER THE CONTRACT RESTRICTED AS OF JANUARY 1, 2009 UNLESS THE INDIVIDUAL'S EMPLOYER OR THE INDIVIDUAL TAKES CERTAIN ACTIONS. PLEASE CONSULT YOUR TAX ADVISER REGARDING THE EFFECT OF THESE RULES (WHICH MAY VARY DEPENDING ON THE OWNER'S EMPLOYMENT STATUS, PLAN PARTICIPATION STATUS, AND WHEN AND HOW THE CONTRACT WAS ACQUIRED) ON YOUR PERSONAL SITUATION.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)

In 2007, the IRS and the Treasury Department published final Treasury Regulations under Section 403(b) of the Code (2007 Regulations). As a result, there were significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) Strategies TSA contract:

..   annual contributions made through the employer's payroll; or

..   with employer or plan approval, a rollover from another eligible retirement plan; or

..   with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the employer's payroll are limited. (Tax-free plan to plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. If the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code, which are made on an after-tax basis.

Some employer contributions may be subject to vesting under the employer's plan.


The annual limit on employer and employee contributions on behalf of an employee to defined contribution plans of an employer for 2019 is the lesser of $56,000 (after adjustment for cost-of-living changes) or 100% of compensation. When figuring out the contribution limit you have to:


..   include reallocated forfeitures and voluntary nondeductible employee contributions;

..   include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


..   disregard compensation or earned income of more than a specified amount.
    This amount is $280,000 for 2019. This amount may be further adjusted for cost-of-living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 403(b) plan or other cash or deferred arrangement are limited to $19,000 for 2019, and may be further adjusted for cost-of-living


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changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 401(k) plans. If the plan permits, an individual who is at least age 50 at any time during 2019 can make up to $6,000 additional salary reduction contributions for 2019.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

..   termination of employment with the employer who provided the funds for the plan; or

..   reaching age 59 1/2 even if still employed; or

..   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) EDC plan) may be directly rolled over to a 403(b) TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a TSA. See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" under "Distributions from TSAs--Tax treatment of distributions from TSAs".

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).

LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoked Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers;
(ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan;
(iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking

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into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age
70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM TSAS

GENERAL

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.


WITHDRAWAL RESTRICTIONS -- SALARY REDUCTION CONTRIBUTIONS. You generally are not able to withdraw or take payment from your TSA contract unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract, or suffer financial hardship (special federal income tax definition). Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan; for qualified plans (not TSAs)) after 2018, the hardship withdrawal rules may be liberalized regarding the withdrawal source. Under the 2007 Regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same state employer).


These restrictions do not apply to the amount directly transferred to your TSA certificate that represents your December 31, 1988, account balance attributable to a 403(b) annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts directly transferred to your TSA certificate in a contract exchange under the same plan or a direct transfer from another 403(b) plan.

If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer's plan.

Withdrawals from a designated Roth account in a TSA contract are subject to these withdrawal restrictions.

WITHDRAWAL RESTRICTIONS ON OTHER TYPES OF CONTRIBUTIONS. The Plan may impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer's designee, as applicable.

EXCEPTIONS TO WITHDRAWAL REDUCTIONS. If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

A tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. We are assessing implementation issues regarding this feature; as additional separate accounting is required. See " 'In-plan' Roth conversions" below.

Distributions may also be made on termination of the plan.

TAX TREATMENT OF DISTRIBUTIONS FROM TSAS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA certificate, which

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will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA certificate, we assume that all amounts distributed from your TSA certificate are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including "in-plan" Roth conversions, see "Tax-deferred rollovers and direct transfers" and "In-plan Roth conversions" below.

IRS GUIDANCE ON ALLOCATION BETWEEN PRE-TAX AND AFTER-TAX AMOUNTS ON DISTRIBUTIONS; THE EFFECT OF DIRECT ROLLOVERS.

The following applies where there are after-tax amounts and pre-tax amounts under the plan, and a distribution is made from the plan before annuity payments start. The IRS has issued ordering rules and related guidance on allocation between pre-tax and after-tax amounts.

..   All disbursements from the plan that are "scheduled to be made at the same time" are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans. (Separate information reports on Form 1099-R are generally required if a disbursement is divided among multiple destinations, however.)

..   If the pre-tax amount for the aggregated distribution is directly rolled over to one or more eligible retirement plans, the entire pre-tax amount is assigned to the amount of the distribution that is directly rolled over (and is not currently taxable).

..   If the recipient wants to divide the direct rollover among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. We expect to have forms for this choice.

..   If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the pre-tax amount is assigned to the portion of the distribution that is directly rolled over, up to the amount of the direct rollover (so that each direct rollover consists entirely of pre-tax amounts).

..   The guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.)

..   The guidance indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income.

..   Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is an after-tax amount.

For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth after-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth after-tax contributions could be rolled over to a Roth IRA.

ANNUITY PAYMENTS. If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse may also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

LOANS FROM TSAS. The following discussion also applies to loans under governmental employer 457(b) EDC plans. See "Public employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a 403(b) plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax requirements apply even if the plan is not subject to ERISA. Please see Appendix IV later in this prospectus for any state rules that may affect loans.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

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If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) Strategies TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct roll-over or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a TSA to any of the following: a qualified plan, a governmental employer 457(b) EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.


Eligible rollover distributions from qualified plans, 403(b) plans and governmental employer Section 457(b) plans may be rolled over to a SIMPLE IRA that the participant has participated in for at least two years.


Distributions from a 403(b) plan can also be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

"IN-PLAN" ROTH CONVERSIONS. If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

As indicated above under "Exceptions to withdrawal restrictions," a tax law change effective in 2013 permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a roll-over you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under "In-plan Roth conversions", if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another
    403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan;
    or

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..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 401(k) plan or a governmental employer EDC plan.

See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" above.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) plan or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

DISTRIBUTION REQUIREMENTS

TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES

If ERISA rules apply to your TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the participant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the participant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

PUBLIC EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code include governmental entities such as states, municipalities and state agencies (governmental employers). Since EQUI-VEST(R) Strategies is open only to governmental employer EDC plans; no rules applicable to tax-exempt employees are discussed.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. The maximum contribution for 2019 is the lesser of $19,000 or 100% of includible compensation.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $38,000 for 2019.

If the plan permits, an individual at least age 50 at any time during 2019 may be able to make up to $6,000 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.


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A governmental employer EDC plan may permit some or all of elective deferral contributions to be made as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under "Tax-sheltered annuity contracts (TSAs)" previously in this Section.

ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another "designated Roth account" under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan, because the funds are accounted for separately.

See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

DISTRIBUTION REQUIREMENTS. EDC plans are subject to minimum distribution rules similar to those that apply to TSAs. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.

If the governmental employer EDC plan permits designated Roth contributions,
Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

TAX-DEFERRED ROLLOVERS. A participant in a governmental employer EDC plan, or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. See the discussion above under "Distributions from TSAs -- Tax-deferred rollovers and direct transfers" for rollovers from governmental employer EDC plans to SIMPLE IRAs. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b) plan, or traditional
IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts roll-overs and, if so, the types of distributions it accepts. You should

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also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You may roll over a distribution from a governmental employer 457(b) plan to any of the following: a 403(b) plan funding vehicle, a qualified plan, another governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a governmental employer 457(b) plan can be rolled over to a Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but typically produces taxable income.

LOANS. Same as for TSAs. (See "Loans from TSAs" under "Distributions from TSAs" earlier in this prospectus.)

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a 403(b) plan or a governmental employer EDC plan, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, including 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

Generally, 403(b) plan and 457(b) EDC plan participants must take the first required minimum distribution for the calendar year in which the participant turns age 70 1/2. However, 403(b) plan and 457(b) EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

..   For 403(b) plan and 457(b) EDC plan participants who have not retired from service with the employer who provided the funds for this TSA or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age
    70 1/2.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your TSA account or EDC account as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based pay-out with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

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DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM
DISTRIBUTIONS FOR ALL OF YOUR RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your retirement plans. For example, you can choose an annuity payout from your TSA certificate, a different annuity payout from a qualified plan, and an account-based annual withdrawal from an IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR CERTIFICATE BASED ON THE METHOD YOU CHOOSE?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our required minimum distribution automatic withdrawal option. Otherwise, you will be responsible each year for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your 403(b) TSA contracts, the IRS will let you calculate the required minimum distribution for each TSA that you maintain, using the method that you picked for that particular 403(b) funding vehicle. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall 403(b) plan required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSA contracts or custodial accounts that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans or TSAs to the amounts you have to take from your traditional IRAs and vice-versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another TSA contract or custodial account that you own. Note that in the case of an EDC plan the distribution must be taken annually from the EDC contract.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

..   For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

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..   With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) Strategies processing and all other terms and conditions of the loan.

..   Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

..   Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

..   Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

..   Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) Strategies TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the
Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of
Section 404(c).

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

We might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U.S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

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FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS) WHICH ARE NOT ELIGIBLE ROLLOVER DISTRIBUTIONS

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution."

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from governmental employer 457(b) EDC plans and TSAs are subject to mandatory 20% withholding. See "Distributions from TSAs" and "Tax Treatment of Distributions" under "Public employee deferred compensation plans (EDC Plans)" earlier in this prospectus. The plan administrator is responsible for withholding from governmental employer 457(b) EDC plan distributions.

All distributions from a TSA, governmental employer 457(b) EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are "required minimum distributions" after age
    70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the life
    (or life expectancy) or the joint lives (or joint life expectancies of the plan participant (and designated beneficiary); or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals; or

..   corrective distributions which fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   to the extent that it is a post-death required minimum distribution not eligible to be rolled over, a death benefit payment to a beneficiary who is not the plan participant surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant current spouse or former spouse.

A death benefit payment to the plan participant surviving spouse (and in some instances to a non-spouse beneficiary), or a qualified domestic relations order distribution to the plan participant current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to new contributions or transfers; and

(9)to limit the number of variable investment options which you may elect.

If the exercise of these rights results in a material change in the underlying investment of the Separate Account, you will be notified of such exercise, as required by law.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or Online Account Access or from your financial professional.

The rates to maturity for new allocations and the related price per $100 of maturity value are as shown below:


---------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS OF PRICE PER $100 OF
 MATURITY YEAR     FEBRUARY 15, 2019     MATURITY VALUE
---------------------------------------------------------
      2019             3.00%/(1)/            $99.03
---------------------------------------------------------
      2020             3.00%/(1)/            $96.14
---------------------------------------------------------
      2021             3.00%/(1)/            $93.34
---------------------------------------------------------
      2022             3.00%/(1)/            $90.62
---------------------------------------------------------


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
---------------------------------------------------------
 FIXED MATURITY
  OPTIONS WITH
   JUNE 15TH
MATURITY DATE OF RATE TO MATURITY AS OF PRICE PER $100 OF
 MATURITY YEAR     FEBRUARY 15, 2019     MATURITY VALUE
---------------------------------------------------------
      2023             3.00%/(1)/            $87.98
---------------------------------------------------------
      2024             3.00%/(1)/            $85.41
---------------------------------------------------------
      2025             3.00%/(1)/            $82.93
---------------------------------------------------------
      2026             3.00%/(1)/            $80.51
---------------------------------------------------------
      2027             3.00%/(1)/            $78.16
---------------------------------------------------------
      2028               3.05%               $75.54
---------------------------------------------------------




(1)Since these rates to maturity are 3%, no amounts could have been allocated to these options.


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1)We determine the market adjusted amount on the date of the withdrawal as follows:

   (a)We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

   (b)We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

   (c)We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

   (d)We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)We determine the fixed maturity amount as of the current date.

(3)We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
YOUR MARKET ADJUSTED AMOUNT IS THE PRESENT VALUE OF THE MATURITY VALUE DISCOUNTED AT THE RATE TO MATURITY IN EFFECT FOR NEW CONTRIBUTIONS TO THAT SAME FIXED MATURITY OPTION ON THE DATE OF THE CALCULATION.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II later in this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "non-unitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's

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general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 PM, ET on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   If a fixed maturity option is scheduled to mature on June 15th and
    June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

..   Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote

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any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.



STATUTORY COMPLIANCE

We have the right to change the terms of the contract and any certificate thereunder without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract and any certificate thereunder must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

The owner may not assign a contract or certificate for any purpose.

You cannot assign a certificate as security for a loan or other obligation. Loans from account value, however, are permitted unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for the plan.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

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AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid

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based on the aggregate account value of contracts sold through certain of AXA
Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 12.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.35% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2018) received additional payments. These additional payments ranged from $536.67 to $6,370,912.47. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
Community America Financial Solution
CUNA Brokerage Services
CUSO Financial Services, L.P.
DPL Financial Partners
Equity Services Inc.
Farmer's Financial Solution
Geneos Wealth Management
Gradient Securities, LLC
H. Beck, Inc.
H.D. Vest Investment Securities, Inc.
Huntleigh Securities Corp.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
Lion Street Financial
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.

                               MORE INFORMATION

Park Avenue Securities, LLC
PlanMember Securities Corp.
PNC Investments
Primerica Financial Services, Inc.
Prospera Financial Services
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo

                               MORE INFORMATION

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2018 (the "Annual Report") is considered to be part of this prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washing-ton, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa.com.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

Appendix I: Condensed financial information

--------------------------------------------------------------------------------


The following tables show the accumulation unit values and the number of outstanding units for each variable investment option at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 1.20% and 0.50%. The unit values and number of units outstanding for contracts offered under Separate Account A with daily asset charges of 0.90% and 0.70% are available in the Statement of Additional Information. To request a copy of the Statement of Additional Information, please contact our Processing Office. At the date of this Prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with an asset based charge of 0.25% did not exist. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.12 $105.37 $100.23 $107.55 $116.48 $110.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       9      27      37      51      51
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 97.54 $101.07 $103.79 $101.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       4      17      43      63
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.11 $111.01 $109.25 $127.07 $165.42 $177.60 $172.48 $192.54 $220.38 $192.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        68      74      80      97     120     127     130     128     128     127
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.85 $126.55 $126.72 $131.77 $144.49 $145.10 $147.11 $156.53 $164.22 $154.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      19      17      15      11       9       8       7       6       5
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.70 $185.71 $177.07 $206.17 $283.37 $288.56 $268.85 $327.44 $375.60 $313.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       181     264     338     427     528     636     744     861     981   1,106
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.38 $102.08 $ 97.73 $107.89 $113.50 $109.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      15      28      40      58      76
------------------------------------------------------------------------------------------------------------------------
1290 VT SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 87.33 $107.20 $119.46 $104.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       5      16
------------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 95.57 $100.00 $120.26 $111.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       7      18
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.85 $ 78.76 $ 78.03 $ 90.00 $119.44 $134.07 $133.09 $144.59 $172.01 $162.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      21      39      37      46      56      65      72      81      89
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.51 $118.72 $113.20 $125.25 $141.22 $142.87 $135.56 $146.75 $168.04 $153.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      18      52      96     137     169     190     211     274     287
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 96.31 $100.05 $ 98.77 $100.33 $102.39 $100.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       5      34      98     160     213     244
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.03 $ 96.15 $110.64 $143.94 $154.73 $148.11 $175.15 $199.40 $172.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       5      11      12      15      17      20      27      34      37
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $103.13 $ 98.08 $111.26 $143.93 $160.10 $158.75 $174.15 $207.78 $192.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       7      16      21      27      34      41      47      53      57
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.88 $ 92.69 $105.72 $143.50 $147.53 $138.32 $164.72 $185.30 $161.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       5       7       8       9      12      16      18      21
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.85 $132.78 $121.35 $136.88 $170.99 $176.91 $171.71 $184.57 $217.18 $195.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       240     367     480     574     676     774     879     974   1,039   1,094
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.35 $116.06 $119.71 $117.51 $123.05 $133.55 $126.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3      16      31      45      64      78      90
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.55 $120.34 $121.15 $125.18 $129.04 $130.83 $128.94 $131.13 $135.97 $132.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       137     165     181     205     211     215     223     230     227     222
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $102.73 $112.17 $115.05 $113.14 $117.34 $125.18 $119.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       9      19      29      35      43      50
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.02 $122.87 $120.54 $127.87 $139.27 $141.95 $139.33 $144.18 $155.02 $147.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       173     238     290     364     422     465     492     514     525     523
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $101.41 $104.59 $106.02 $104.57 $106.24 $109.45 $106.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2      11       8      12      18      18      18
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $238.40 $262.52 $227.43 $262.85 $312.57 $314.03 $304.90 $314.74 $392.09 $340.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     176     165     165     162     158     152     145     140     136
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.03 $121.97 $100.10 $115.03 $133.56 $123.73 $116.93 $115.78 $144.49 $121.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       167     224     233     234     249     301     308     313     311     314
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.17 $ 86.39 $ 99.52 $119.08 $110.07 $106.13 $104.74 $128.58 $108.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       3      12      17      24      30      37      41      48      56
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.78 $129.72 $107.44 $124.70 $147.01 $134.82 $128.99 $128.40 $156.51 $129.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       175     164     143     127     117     111     108     106     104     101
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.67 $ 93.27 $ 88.25 $100.25 $130.30 $143.70 $142.50 $154.64 $186.32 $172.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      25      23      21      19      33      34      33      32      33
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.21 $103.14 $ 98.18 $110.32 $147.58 $161.97 $166.48 $173.55 $221.58 $212.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       147     145     156     148     142     302     282     265     252     243
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.17 $101.70 $ 95.66 $109.50 $143.31 $158.91 $150.69 $171.70 $193.16 $171.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        78      77      70      62      50      47      42      35      32      28
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.46 $132.44 $118.52 $138.90 $182.63 $200.06 $190.66 $221.67 $246.00 $210.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       368     333     282     247     226     208     191     178     168     159
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $164.76 $179.37 $173.41 $186.40 $208.32 $212.06 $207.66 $216.17 $237.17 $223.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        62      73      71      71      67      56      51      44      37      35
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.96 $120.06 $124.56 $122.09 $129.13 $142.64 $133.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      12      39      91     148     201     245     280
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.30 $133.69 $125.54 $138.32 $163.71 $167.84 $163.68 $173.48 $196.93 $181.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       652     867   1,047   1,184   1,339   1,476   1,602   1,719   1,805   1,843
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.29 $118.56 $122.73 $120.51 $123.56 $137.83 $128.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       5      18      48      67      75      76      71
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $160.64 $212.01 $208.64 $238.25 $325.25 $332.83 $319.27 $355.13 $430.43 $391.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         9      11      12      14      14      13      11      10       9       8
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.86 $112.25 $104.39 $124.21 $170.67 $175.03 $175.12 $174.55 $216.60 $213.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        60      85     117     120     120     107      93      76      59      51
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.41 $100.52 $ 99.40 $109.23 $123.64 $129.74 $124.29 $135.63 $147.42 $139.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       120     113      87      78      80      89     103     109     114     113
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.46 $100.02 $ 89.35 $103.13 $139.28 $140.53 $129.77 $160.09 $176.73 $152.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        15      17      15      16      17      16      17      19      19      19
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.38 $ 82.21 $ 77.62 $ 87.98 $107.16 $111.67 $107.24 $116.02 $131.78 $118.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        86      85      91      93      94     120     134     132     133     133
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.59 $170.69 $155.66 $167.26 $228.94 $224.59 $209.70 $198.22 $250.49 $243.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        85     149     218     283     318     362     392     413     424     443
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.96 $126.12 $128.19 $142.58 $179.29 $190.99 $210.45 $222.09 $295.34 $283.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        40      47      37      34      29      25      24      28      28      26
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.54 $ 87.00 $ 78.82 $ 92.93 $116.56 $116.42 $111.99 $116.48 $139.59 $121.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        51      65      75      87      99     112     119     122     126     127
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $105.19 $ 98.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.51 $ 92.20 $ 95.71 $ 99.60 $ 97.55 $ 98.68 $ 96.87 $ 98.51 $ 99.51 $ 97.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       139     144     134     138     137     137     140     146     146     147
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.21 $130.17 $108.44 $119.32 $174.21 $167.63 $155.61 $168.13 $206.58 $193.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        50      42      35      30      28      22      19      16      14      14
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.69 $176.76 $158.90 $183.31 $258.49 $242.34 $207.98 $257.35 $282.99 $243.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        85      70      57      48      42      35      31      28      26      23
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.42 $167.98 $160.81 $180.54 $245.68 $266.28 $246.91 $287.78 $307.39 $279.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       251     300     349     394     457     530     602     664     707     738
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.44 $118.34 $121.60 $141.05 $183.63 $200.50 $201.88 $216.26 $268.03 $251.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       277     243     210     184     166     150     139     122     112     103
------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.35 $ 89.97 $ 84.93 $ 95.83 $122.40 $132.66 $127.94 $143.05 $161.41 $143.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        61      51      41      36      31      27      23      23      21      19
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.48 $156.63 $155.96 $178.12 $233.12 $258.09 $254.85 $281.24 $334.75 $311.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      35      33      31      27      26      24      21      19      17
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.70 $113.61 $117.63 $119.89 $116.56 $117.95 $117.04 $117.23 $117.52 $116.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       139     130     120     121     134     158     187     223     256     280
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 94.51 $ 90.43 $ 73.13 $ 79.27 $104.96 $ 87.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3      10      21      31      49      67
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.14 $171.22 $172.16 $196.00 $254.67 $284.26 $283.09 $311.14 $372.10 $349.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        45      54      59      59      59      59      54      47      41      39
------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $211.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      37
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $114.06 $119.80 $123.57 $126.63 $121.97 $121.57 $115.55 $114.94 $118.84 $115.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        76     101     105      99      93      91      87      87      87      88
------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $164.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     113
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.16 $156.03 $162.73 $162.35 $157.77 $158.26 $157.03 $155.85 $154.51 $153.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.95 $113.54 $ 98.74 $113.42 $136.12 $125.21 $121.06 $122.24 $148.82 $124.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      32      28      25      22      18      17      15      14      12
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.00 $103.59 $100.32 $117.37 $156.59 $168.50 $156.17 $181.11 $211.12 $182.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      27      22      16      19     141     144     145     141     146
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $148.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     235
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $127.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     326
------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 74.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      21
------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $166.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     369
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.91 $107.54 $100.69 $115.45 $154.88 $175.03 $168.98 $202.90 $235.99 $197.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      29      29      27      33      38      51      64     107     171
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 66.57 $ 76.26 $ 77.12 $ 87.41 $114.42 $126.88 $131.46 $138.13 $176.36 $170.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       188     179     176     181     204     241     292     354     438     504
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 52.58 $ 59.54 $ 58.64 $ 67.55 $ 87.81 $ 97.71 $ 92.26 $106.18 $118.54 $106.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        28      30      69      75      91     122     159     201     238     285
------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 97.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --   1,020
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.24 $149.04 $131.48 $155.48 $174.58 $163.85 $162.20 $163.43 $213.24 $190.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        42      49      57      71      98     129     164     204     252     307
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $187.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      16
------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $313.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     208
------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $179.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --     250
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.48 $116.13 $111.98 $129.53 $169.67 $182.70 $175.35 $207.75 $237.04 $206.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       465     434     389     364     369     392     445     519     616     703
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.46 $131.00 $129.43 $127.87 $126.34 $124.82 $123.32 $121.85 $120.87 $120.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.93 $105.76 $ 95.49 $113.56 $141.74 $142.55 $145.32 $143.64 $192.47 $164.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        36      52      94     110     149     192     258     309     363     444
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 90.81 $ 96.78 $ 93.36 $101.76 $103.47 $100.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       6      23      57      82     122     155
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $109.89 $109.49 $107.97 $108.26 $107.05 $105.67 $104.12 $104.92 $105.62 $105.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       198     180     156     152     155     163     168     169     173     175
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.29 $142.01 $142.03 $144.05 $139.07 $141.38 $140.00 $139.95 $140.20 $138.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       123     108      95      88      80      77      77      78      74      72
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.91 $160.25 $152.00 $173.52 $235.64 $244.10 $230.15 $274.08 $308.74 $270.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       195     188     176     166     163     162     173     184     202     225
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.41 $106.26 $102.95 $120.97 $164.85 $176.94 $192.69 $192.93 $254.23 $247.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       200     266     324     402     492     590     703     811     916   1,063
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.84 $114.89 $110.31 $123.01 $164.72 $186.25 $181.39 $197.41 $236.55 $202.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        57      52      40      28      25      24      26      21      21      19
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 95.08 $109.87 $115.89 $116.31 $111.04 $121.60 $127.49 $121.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       5      28      51      71     101     127     156     174
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.26 $ 96.31 $105.26 $133.60 $137.50 $130.03 $145.39 $164.70 $143.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       4      14      18      22      28      37      45      51      54
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $108.58 $106.22 $119.27 $161.54 $162.93 $151.73 $167.67 $188.40 $157.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2       7      10      14      16      20      23      24      25
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.27 $110.52 $129.55 $141.43 $142.39 $131.53 $151.00 $159.15 $153.91
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      10      62     152     252     350     439     500     604     693
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 79.17 $ 82.26 $116.51 $116.95 $117.72 $119.70 $145.61 $137.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $101.87 $ 98.22 $115.31 $150.09 $164.17 $162.12 $173.50 $210.90 $196.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       8      15      19      27      30      31      31      34      35
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $188.77 $197.41 $249.85 $248.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      28      33      36      38
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.73 $ 88.22 $ 81.89 $ 92.40 $125.25 $136.95 $140.71 $143.80 $185.21 $182.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      23      21      18      15      13      13      12      11      10
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $131.81 $138.31 $144.59 $150.67 $145.36 $149.00 $147.40 $149.48 $152.12 $149.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        97     127     110     154     182     189     200     211     218     218
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.07 $119.18 $108.47 $123.72 $171.33 $177.51 $172.71 $182.21 $228.03 $212.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        92      79      64      52      44      38      36      30      28      25
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW, AS OF
DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 1.20%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.17 $154.48 $132.28 $150.05 $201.01 $209.20 $195.22 $229.68 $247.97 $213.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        66      62      49      41      37      30      26      23      20      18
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.08 $118.71 $111.64 $125.11 $167.60 $188.02 $197.46 $212.55 $292.16 $295.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       131     140     131     123     117     116     118     115     117     123
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.74 $102.55 $ 98.46 $107.85 $121.54 $123.64 $119.82 $125.06 $137.53 $130.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      18      22      24      25      30      33      30      26      25
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.62 $100.22 $ 95.16 $106.09 $124.84 $128.32 $124.19 $131.80 $150.30 $139.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        33      39      50      62      72      89     101     111     125     141
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.79 $ 98.89 $ 93.17 $105.04 $126.88 $130.98 $126.78 $135.31 $157.45 $144.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      32      45      58      75      94     116     138     171     198
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.50 $ 96.81 $ 90.36 $103.05 $127.49 $131.98 $127.49 $136.91 $161.91 $147.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      19      32      47      65      87     116     145     168     196
------------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 91.54 $ 99.04 $119.18 $107.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       4      19      38      71
------------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 83.02 $ 84.57 $ 92.15 $ 73.43 $ 48.15 $ 68.23 $ 66.09 $ 46.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      17      38      49      65      87     106     116     125
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.60 $106.60 $102.12 $110.35 $120.36 $114.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 97.98 $102.24 $105.73 $104.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       5       6
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.76 $116.00 $114.96 $134.67 $176.55 $190.90 $186.71 $209.90 $241.94 $212.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       6      12      16      19      25      27
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.76 $131.72 $132.83 $139.10 $153.61 $155.35 $158.62 $169.97 $179.58 $169.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.03 $194.05 $186.34 $218.50 $302.44 $310.16 $291.02 $356.95 $412.34 $346.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       3       4       5       8      11      15
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.84 $103.27 $ 99.58 $110.70 $117.28 $114.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
1290 VT SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 87.72 $108.45 $121.70 $107.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       8       8
------------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 96.00 $101.16 $122.52 $114.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.36 $ 75.42 $ 75.24 $ 87.40 $116.81 $132.05 $132.02 $144.44 $173.04 $164.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.73 $119.82 $115.06 $128.21 $145.58 $148.32 $141.73 $154.51 $178.18 $163.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2       2
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 96.75 $101.22 $100.64 $102.94 $105.80 $104.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       6      10      14      14      16
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.56 $ 97.31 $112.76 $147.75 $159.94 $154.19 $183.62 $210.52 $183.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $103.64 $ 99.26 $113.40 $147.73 $165.50 $165.27 $182.57 $219.37 $205.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $105.39 $ 93.80 $107.75 $147.29 $152.50 $144.00 $172.69 $195.64 $171.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.22 $139.76 $128.63 $146.13 $183.82 $191.54 $187.23 $202.67 $240.17 $218.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       3       2       3       6      14      30      34
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.82 $117.41 $121.96 $120.58 $127.15 $138.98 $132.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       5      10      22      25
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.67 $126.66 $128.42 $133.63 $138.73 $141.64 $140.60 $143.99 $150.36 $147.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       4       4       5       6       9       9
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.19 $113.48 $117.21 $116.09 $121.24 $130.26 $125.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       6       7
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.17 $129.33 $127.77 $136.50 $149.73 $153.69 $151.92 $158.32 $171.43 $164.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       7      11      20      23      24      23
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $101.87 $105.81 $108.02 $107.30 $109.78 $113.89 $111.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       6      11      12
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $217.50 $241.20 $210.44 $244.94 $293.34 $296.80 $290.21 $301.70 $378.49 $330.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.72 $117.07 $ 96.76 $111.98 $130.94 $122.16 $116.27 $115.94 $145.71 $123.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --      --      --       1       1       2       2       1
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.68 $ 87.43 $101.43 $122.23 $113.78 $110.49 $109.81 $135.76 $115.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.14 $113.07 $ 94.32 $110.24 $130.89 $120.89 $116.48 $116.76 $143.34 $119.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.72 $ 95.11 $ 90.63 $103.69 $135.72 $150.74 $150.54 $164.52 $199.63 $185.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.27 $ 65.22 $ 62.52 $ 70.75 $ 95.31 $105.35 $109.05 $114.49 $147.20 $142.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --       3       6       6       7       7
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.72 $118.77 $112.50 $129.69 $170.94 $190.89 $182.31 $209.19 $237.00 $212.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $146.11 $178.03 $160.44 $189.37 $250.75 $276.62 $265.50 $310.86 $347.42 $299.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.11 $105.37 $102.59 $111.06 $125.00 $128.14 $126.37 $132.48 $146.38 $138.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.44 $121.46 $126.90 $125.27 $133.44 $148.43 $140.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      12      29      43
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.77 $140.71 $133.07 $147.66 $176.00 $181.72 $178.48 $190.50 $217.78 $201.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       6       6       7       6       8       9      22      26
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.76 $119.94 $125.04 $123.65 $127.68 $143.43 $134.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.30 $120.02 $118.95 $136.80 $188.08 $193.83 $187.25 $209.75 $256.02 $234.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.72 $117.54 $110.09 $131.92 $182.55 $188.54 $189.97 $190.69 $238.30 $236.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.57 $103.63 $103.19 $114.20 $130.20 $137.58 $132.74 $145.87 $159.68 $152.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       7       9       9      10      10       9
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.39 $103.11 $ 92.77 $107.84 $146.66 $149.03 $138.59 $172.18 $191.43 $166.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.79 $ 84.35 $ 80.20 $ 91.54 $112.30 $117.85 $113.98 $124.18 $142.04 $129.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4       9      10       8       8      10      10
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.96 $177.66 $163.17 $176.56 $243.39 $240.46 $226.11 $215.24 $273.92 $267.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       1       1      --      --       1       1       3
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.39 $131.79 $134.90 $151.11 $191.36 $205.29 $227.81 $242.11 $324.23 $312.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       3
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.47 $ 89.69 $ 81.83 $ 97.17 $122.73 $123.46 $119.61 $125.28 $151.20 $132.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $105.68 $100.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.11 $ 93.72 $ 98.22 $102.94 $101.39 $103.29 $102.11 $104.58 $106.39 $105.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.09 $136.02 $114.12 $126.46 $185.94 $180.19 $168.45 $183.29 $226.80 $214.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.43 $180.17 $163.11 $189.51 $269.12 $254.09 $219.62 $273.66 $303.06 $262.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.48 $144.66 $139.47 $157.69 $216.10 $235.89 $220.27 $258.55 $278.13 $254.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       3       7       9      11      14      15
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.62 $114.78 $118.78 $138.75 $181.92 $200.03 $202.84 $218.83 $273.12 $258.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.28 $ 92.75 $ 88.18 $100.20 $128.88 $140.68 $136.64 $153.85 $174.82 $156.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.16 $ 89.18 $ 89.43 $102.86 $135.57 $151.16 $150.32 $167.06 $200.25 $187.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.08 $121.12 $126.30 $129.64 $126.94 $129.36 $129.27 $130.40 $131.65 $131.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       4       5       5       5       8       7
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 94.95 $ 91.49 $ 74.51 $ 81.33 $108.45 $ 91.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3       2
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.82 $ 96.77 $ 97.99 $112.35 $147.01 $165.26 $165.75 $183.45 $220.95 $208.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $224.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.53 $124.32 $129.14 $133.27 $129.27 $129.77 $124.21 $124.43 $129.57 $126.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $174.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       5
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.84 $112.11 $117.75 $118.30 $115.78 $116.96 $116.88 $116.82 $116.64 $117.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.60 $ 77.24 $ 67.65 $ 78.26 $ 94.59 $ 87.62 $ 85.32 $ 86.76 $106.37 $ 89.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.05 $107.82 $105.15 $123.90 $166.47 $180.41 $168.39 $196.66 $230.87 $201.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       3       3       3       4
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $157.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      28
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $136.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      15
------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 78.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $175.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.38 $116.66 $110.00 $127.02 $171.61 $195.31 $189.89 $229.62 $268.96 $226.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5       9      15      19
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.48 $ 74.39 $ 75.76 $ 86.48 $114.01 $127.32 $132.85 $140.58 $180.75 $175.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --       1       1       2       3       4
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 54.18 $ 61.79 $ 61.28 $ 71.09 $ 93.08 $104.31 $ 99.19 $114.95 $129.25 $117.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      43
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.64 $155.13 $137.81 $164.13 $185.60 $175.43 $174.90 $177.47 $233.19 $210.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1      --       2       5      10
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $198.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $332.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       9
------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $190.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.20 $127.87 $124.17 $144.65 $190.81 $206.93 $200.01 $238.64 $274.21 $240.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       3       6       8
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.97 $106.54 $106.01 $105.48 $104.95 $104.43 $103.90 $103.38 $103.28 $104.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.14 $109.04 $ 99.14 $118.74 $149.26 $151.18 $155.20 $154.49 $208.47 $179.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       2       4       8      11      14
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 91.23 $ 97.91 $ 95.12 $104.42 $106.91 $104.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       8      10      10      16      23
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.57 $113.96 $113.17 $114.29 $113.81 $113.14 $112.26 $113.93 $115.50 $116.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       3       4       3       4       5
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.61 $109.76 $110.81 $113.19 $110.05 $112.68 $112.37 $113.12 $114.13 $113.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.48 $170.86 $163.21 $187.63 $256.62 $267.72 $254.21 $304.87 $345.84 $305.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.88 $111.04 $108.34 $128.20 $175.94 $190.19 $208.58 $210.32 $279.11 $273.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       5       9
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.71 $120.05 $116.08 $130.37 $175.81 $200.20 $196.36 $215.20 $259.69 $223.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 95.50 $111.14 $118.07 $119.34 $114.74 $126.53 $133.61 $128.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       4       5       5       6
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.77 $ 97.47 $107.28 $137.13 $142.13 $135.37 $152.42 $173.88 $152.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.11 $107.50 $121.56 $165.81 $168.42 $157.96 $175.78 $198.91 $167.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.52 $111.56 $131.69 $144.79 $146.81 $136.58 $157.89 $167.60 $163.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       4       8      12      16      20      25
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 79.53 $ 83.22 $118.70 $119.99 $121.64 $124.56 $152.60 $145.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $102.37 $ 99.40 $117.53 $154.05 $169.70 $168.77 $181.90 $222.67 $208.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $196.01 $206.42 $263.11 $263.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.16 $ 99.90 $ 93.39 $106.13 $144.87 $159.53 $165.06 $169.89 $220.35 $218.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.47 $147.39 $155.17 $162.84 $158.21 $163.32 $162.72 $166.18 $170.31 $168.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       2       5       7       8       8
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.60 $127.00 $116.41 $133.71 $186.49 $194.58 $190.66 $202.57 $255.30 $239.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.45 $164.62 $141.96 $162.17 $218.80 $229.33 $215.51 $255.35 $277.63 $241.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.02 $126.51 $119.81 $135.22 $182.43 $206.11 $217.98 $236.30 $327.10 $332.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.96 $105.72 $102.23 $112.77 $127.99 $131.12 $127.97 $134.50 $148.96 $141.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3       7      10      10
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBER OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         -----------------------------------------------------------------------------
                                          2009   2010    2011   2012    2013    2014    2015    2016    2017    2018
----------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $92.77 $103.33 $98.80 $110.93 $131.46 $136.08 $132.64 $141.76 $162.80 $152.03
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --       1       6      10      37      47
----------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $90.90 $101.96 $96.73 $109.83 $133.60 $138.90 $135.40 $145.54 $170.54 $157.52
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --       4      10      23      34
----------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $88.55 $ 99.81 $93.82 $107.75 $134.25 $139.96 $136.17 $147.26 $175.38 $160.56
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --       3       8      20      28
----------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      --      --      -- $ 91.95 $100.19 $121.41 $110.19
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --       1       3      11      17
----------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $83.39 $ 85.55 $ 93.89 $ 75.35 $ 49.76 $ 71.01 $ 69.26 $ 49.33
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --       1       1       1       1       2       3       3
----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Market value adjustment example

--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on June 15, 2019 to a fixed maturity option with a maturity date of June 15, 2027 (eight years later) at a hypothetical rate to maturity of 4.00% (H), resulting in a maturity value of $136,886 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2023./(a)/



-----------------------------------------------------------------------------------------------------------------------
                                                                             HYPOTHETICAL ASSUMED RATE TO MATURITY/(J)/
                                                                              ON JUNE 15, 2023
                                                                             ------------------------------------------
                                                                                2%                   6%
-----------------------------------------------------------------------------------------------------------------------
AS OF JUNE 15, 2023 BEFORE WITHDRAWAL
(1) Market adjusted amount/(b)/                                              $126,455             $108,409
-----------------------------------------------------------------------------------------------------------------------
(2) fixed maturity amount/(c)/                                               $116,998             $116,998
-----------------------------------------------------------------------------------------------------------------------
(3) market value adjustment: (1) - (2)                                       $  9,457             $ (8,589)
-----------------------------------------------------------------------------------------------------------------------
ON JUNE 15, 2023 AFTER $50,000 WITHDRAWAL
(4) portion of market value adjustment associated with the withdrawal:
  (3) x [$50,000/(1)]                                                        $  3,739             $ (3,961)
-----------------------------------------------------------------------------------------------------------------------
(5) portion of fixed maturity associated with the withdrawal: $50,000 - (4)  $ 46,261             $ 53,961
-----------------------------------------------------------------------------------------------------------------------
(6) market adjusted amount (1) - $50,000                                     $ 76,455             $ 58,409
-----------------------------------------------------------------------------------------------------------------------
(7) fixed maturity amount: (2) - (5)                                         $ 70,738             $ 63,037
-----------------------------------------------------------------------------------------------------------------------
(8) maturity value/(d)/                                                      $ 82,762             $ 73,752
-----------------------------------------------------------------------------------------------------------------------


You should note that in this example, if a withdrawal is made when rates have increased from 4.00% to 6.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 4.00% to 2.00% (left column), a portion of a positive market value adjustment is realized.

Notes:

(a)Number of days from the withdrawal date to the maturity date = D = 1,461

(b)Market adjusted amount is based on the following calculation:

Maturity value        =               $136,886               where j is either 2% or 6%
----------------------          -----------------------------
(1+j)/(D/365)/                   (1+j)/(1,461/365)/

(c)Fixed maturity amount is based on the following calculation:
Maturity value        =               $136,886
----------------------          -----------------------------
(1+h)/(D/365)/                  (1+0.04)/(1,461/365)/

(d)Maturity value is based on the following calculation:

   Fixed maturity amount x (1+h)/(D/365) /= ($70,738 or $63,037) x (1+0.04)/(1,461/365)/

                 APPENDIX II: MARKET VALUE ADJUSTMENT EXAMPLE

Appendix III: Death benefit example

--------------------------------------------------------------------------------

If you do not elect the enhanced death benefit, the death benefit is equal to
(i) your account value (without any negative market value adjustment), or
(ii) the standard death benefit, less any outstanding loan balance (including any accrued, but unpaid loan interest). The standard death benefit is equal to your total contributions, adjusted for withdrawals, including any withdrawal charges and taxes that may apply. If you elect the enhanced death benefit, the death benefit is equal to (i) the account value (without any negative market adjustment that would otherwise apply), or (ii) the enhanced death benefit as of the date of your death, whichever provides the highest amount.

Please see "Death benefit" under "Contract features and benefits" earlier in this prospectus for more detailed information.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no loans or withdrawals, the death benefit for a participant age 45 would be calculated as follows:

-----------------------------------------------------------------------------------
      END OF                                                     ENHANCED DEATH
PARTICIPATION YEAR   ACCOUNT VALUE/(1)/      CONTRIBUTION            BENEFIT
-----------------------------------------------------------------------------------
         1              $105,000/(2)/          $100,000             $100,000
-----------------------------------------------------------------------------------
         2              $115,500/(2)/                               $100,000
-----------------------------------------------------------------------------------
         3              $129,360/(2)/                             $129,360/(2)/
-----------------------------------------------------------------------------------
         4                $103,488                                $129,360/(3)/
-----------------------------------------------------------------------------------
         5                $113,837                                $129,360/(3)/
-----------------------------------------------------------------------------------
         6                $127,497                                $129,360/(3)/
-----------------------------------------------------------------------------------
         7                $127,497                                $129,360/(3)/
-----------------------------------------------------------------------------------
         8              $133,872/(2)/                               $129,360
-----------------------------------------------------------------------------------
         9                $147,259                                $147,259/(4)/
-----------------------------------------------------------------------------------

The account values for participation years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)If the enhanced death benefit was not elected, the death benefit on each participation date anniversary would be equal to the account value, since it is higher than the contribution.

(2)If the enhanced death benefit was elected, at the end of participation years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in participation year 3, the enhanced death benefit is increased to equal the account value.

(3)At the end of participation years 4, 5, 6 and 7, the death benefit would be equal to the enhanced death benefit since it is higher than the account value. Also, at the end of participation year 6, no adjustment would be made to the enhanced death benefit, since the enhanced death benefit is higher than the account value.

(4)At the end of participation year 9, the enhanced death benefit would be increased to the account value, since the account value on the participation date anniversary is higher than the current enhanced death benefit.

                                     III-1

                      APPENDIX III: DEATH BENEFIT EXAMPLE

Appendix IV: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) STRATEGIES (SERIES 900) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

---------------------------------------------------------------------------------------------------------------------------------
 STATE                                 FEATURES AND BENEFITS                  CONTRACT TYPE      AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA                             See "Contract features and             All contract types If you reside in the state of
                                       benefits"--"Your right to cancel                          California and you are age 60
                                       within a certain number of days"                          or older at the time the
                                                                                                 certificate is issued, you may
                                                                                                 return your certificate within
                                                                                                 30 days from the date that you
                                                                                                 receive it and receive a refund
                                                                                                 as described below.

                                                                                                 If you allocate your entire
                                                                                                 initial contribution to the EQ/
                                                                                                 Money Market option, the
                                                                                                 amount of your refund will be
                                                                                                 equal to your contribution less
                                                                                                 interest, unless you make a
                                                                                                 transfer, in which case the
                                                                                                 amount of your refund will be
                                                                                                 equal to your account value on
                                                                                                 the date we receive your
                                                                                                 request to cancel at our
                                                                                                 processing office. This amount
                                                                                                 could be less than your initial
                                                                                                 contribution. If you allocate
                                                                                                 any portion of your initial
                                                                                                 contribution to variable
                                                                                                 investment options other than
                                                                                                 the EQ/Money Market option,
                                                                                                 your refund will be equal to
                                                                                                 your account value on the date
                                                                                                 we receive your request to
                                                                                                 cancel at our processing office.
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA                                See "Your right to cancel within a     All contract types If you reside in the state of
                                       certain number of days" in "Contract                      Florida, you may cancel your
                                       features and benefits"                                    variable annuity contract and
                                                                                                 return it to us within 21 days
                                                                                                 from the date that you receive
                                                                                                 it. You will receive an
                                                                                                 unconditional refund equal to
                                                                                                 the greater of the cash sur-
                                                                                                 render value provided in the
                                                                                                 annuity contract, plus any fees
                                                                                                 or charges deducted from the
                                                                                                 contributions or imposed
                                                                                                 under the contract, or a refund
                                                                                                 of all contributions paid.
---------------------------------------------------------------------------------------------------------------------------------

                                     IV-1

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
 STATE               FEATURES AND BENEFITS                  CONTRACT TYPE                AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------------

FLORIDA              See "Withdrawal charge" in "Charges    All contract types           If you are age 65 or older at
(CONTINUED)          and expenses"                                                       the time your certificate is
                                                                                         issued, the applicable
                                                                                         withdrawal charge will not
                                                                                         exceed 10% of the amount
                                                                                         withdrawn. In addition, no
                                                                                         charge will apply after the end
                                                                                         of the 10th participation year
                                                                                         or 10 years after a
                                                                                         contribution is made,
                                                                                         whichever is later.
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS        See "Withdrawal Charge" in the         All contract types           Waivers (4), (5), and (6) are
                     "Charges under the contract" section                                not available.
                     under "Charges and expenses"
--------------------------------------------------------------------------------------------------------------------------
MISSOURI             See "Withdrawal Charge" in the         All contract types           Waiver (4) regarding total
                     "Charges under the contract" section                                disability is not available.
                     under "Charges and expenses"
--------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE        See "Withdrawal Charge" in the         All contract types           Waiver (6) regarding the
                     "Charges under the contract" section                                definition of a nursing home
                     under "Charges and expenses"                                        was changed to "(A) A PROVIDER
                                                                                         OF SKILLED NURSING CARE SERVICE",
                                                                                         while it only needs to "PROVIDE
                                                                                         CONTINUOUS ROOM AND BOARD."
--------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA         See "Loans" in "Accessing your money"  All contract types           Taking a loan in excess of
                                                                                         Internal Revenue Code limits
                                                                                         may result in adverse tax
                                                                                         consequences. Please consult
                                                                                         your tax adviser before taking
                                                                                         a loan that exceeds the
                                                                                         Internal Revenue Code limits.
--------------------------------------------------------------------------------------------------------------------------
TEXAS                See "Separate account annual           For TSA participants who are Total Separate Account annual
                     expenses" and "Portfolio operating     employees of Texas public    expenses and total annual
                     expenses expressed as an annual        higher education and         expenses of the Trusts when
                     percentage of daily net assets" in     participate in the Texas     added together are not
                     the "Fee table"                        Optional Retirement Program  permitted to exceed 2.75%.
                                                            (ORP)

                     See "Loans" in "Accessing your money"  All contract types           Taking a loan in excess of the
                                                                                         Internal Revenue Code limits
                                                                                         may result in adverse tax
                                                                                         consequences. Please consult
                                                                                         your tax adviser before taking
                                                                                         a loan that exceeds the
                                                                                         Internal Revenue Code limits.

                     See "What are your investment options  For TSA participants who are UNAVAILABLE VARIABLE INVESTMENT
                     under the contract" in "Contract       employees of Texas public    OPTIONS:
                     features and benefits".                higher education and         The variable investment
                                                            participate in the Texas     options that invest in
                                                            Optional Retirement Program  portfolios of unaffiliated trusts
                                                            (ORP).                       are not available.

                     See "Personal Income Benefit" in       For TSA participants who are The Personal Income Benefit
                     "Contract features and benefits"       employees of Texas public    feature is not available.
                                                            higher education and
                                                            participate in the Texas
                                                            Optional Retirement Program
                                                            (ORP).
--------------------------------------------------------------------------------------------------------------------------


                                     IV-2

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

---------------------------------------------------------------------------------------------------------------
 STATE               FEATURES AND BENEFITS                  CONTRACT TYPE      AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------------------------------------
VERMONT              See "Loans" in "Accessing your money"  All contract types Taking a loan in excess of
                                                                               Internal Revenue Code limits
                                                                               may result in adverse tax
                                                                               consequences. Please consult
                                                                               your tax adviser before taking
                                                                               a loan that exceeds the
                                                                               Internal Revenue Code limits.
---------------------------------------------------------------------------------------------------------------
WASHINGTON           See "Withdrawal Charge" in the         All contract types Waiver (6) regarding the
                     "Charges under the contract" section                      definition of a nursing home is
                     under "Charges and expenses"                              deleted, and replaced with the
                                                                               following:
                                                                               "A nursing home for this
                                                                               purpose means any home,
                                                                               place, or institution which
                                                                               operates or maintains facilities
                                                                               providing convalescent or
                                                                               chronic care, or both, for a
                                                                               period in excess of twenty-four
                                                                               consecutive hours for three or
                                                                               more patients not related by
                                                                               blood or marriage to the
                                                                               operator, who by reasons of
                                                                               illness or infirmity, are unable
                                                                               to properly care for themselves
                                                                               and as further defined in RCW
                                                                               18.51.010"
---------------------------------------------------------------------------------------------------------------

                                     IV-3

APPENDIX IV: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                               PAGE

Who is AXA Equitable?                           2

Calculation of Annuity Payments                 2

Custodian                                       2

Independent Registered Public Accounting Firm   2

Distribution of the Contracts                   2

Calculating Unit Values                         3

Condensed Financial Information                 4

Financial Statements                            20


HOW TO OBTAIN AN EQUI-VEST(R) STRATEGIES (SERIES 900) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Employer Sponsored Programs
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Strategies (Series 900) Statement of
Additional Information dated May 1, 2019
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #646732

EQUI-VEST(R) Strategies (Series 900)

A group flexible premium deferred variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2019




--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Strategies (Series 900) dated May 1, 2019. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing our Processing Office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.

             TABLE OF CONTENTS

             Who is AXA Equitable?                               2

             Calculation of annuity payments                     2

             Custodian                                           2

             Independent registered public accounting firm       2

             Distribution of the contracts                       2

             Calculating unit values                             3

             Condensed financial information                     4

             Financial statements                               20



   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104


  Copyright 2019 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                       EV Strategies Series 900

                                                                        #646732

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

CALCULATION OF ANNUITY PAYMENTS


Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

..   .00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the consolidated financial statements and financial statement schedules of AXA Equitable at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0 and $0 for each of the years 2018, 2017 and 2016. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $525,064,725 in 2018, $521,468,953 in 2017 and $542,160,541 in 2016.
Of these amounts, for each of these three years, AXA Advisors retained $242,921,348, $267,653,575 and $281,641,950, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $466,293,494 in 2018, $480,771,028 in 2017 and

$507,645,857 in 2016, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $7,262,669, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Strategies may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option as of the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90% and 0.70%. The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.


THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.33 $105.90 $101.03 $108.74 $118.13 $112.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       3       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 97.73 $101.57 $104.62 $102.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       5
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46 $199.82 $229.39 $200.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      13      15      17      24      24      23      24      22      21
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.51 $128.75 $129.31 $134.87 $148.34 $149.42 $151.95 $162.17 $170.65 $160.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       3       4       5       6       6       7       7       6       6
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15 $339.81 $390.96 $327.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      37      54      67      92     103     114     125     131     140
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.58 $102.59 $ 98.52 $109.09 $115.11 $111.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 87.50 $107.74 $120.41 $105.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 95.76 $100.49 $121.23 $112.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88 $152.42 $181.87 $172.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       5       5       7       7       8       9       9       9
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18 $150.03 $172.32 $157.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       7      10      12      12      13      17      18
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 96.50 $100.55 $ 99.57 $101.44 $103.84 $101.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       6      11      18      18      21
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $119.90 $109.05 $125.86 $164.25 $177.09 $170.04 $201.68 $230.30 $200.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.50 $110.17 $125.36 $162.66 $181.49 $180.51 $198.61 $237.69 $221.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       2       3       3
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $123.95 $109.88 $125.70 $171.15 $176.49 $165.98 $198.25 $223.70 $195.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21 $192.13 $226.77 $205.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        70     120     155     191     255     283     301     313     320     325
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.55 $116.64 $120.67 $118.82 $124.79 $135.86 $129.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       6       8       8       8
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82 $136.50 $141.97 $138.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      24      31      37      46      56      58      58      54      52
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $102.93 $112.73 $115.97 $114.40 $119.00 $127.34 $122.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $101.61 $105.11 $106.87 $105.73 $107.74 $111.34 $108.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61 $150.09 $161.86 $154.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        28      50      65      79      96     103     113     117     122     127
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $261.39 $288.71 $250.88 $290.84 $346.90 $349.58 $340.45 $352.51 $440.46 $383.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      21      27      32      33      33      35      37      38      39
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89 $122.05 $152.77 $128.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      23      28      30      33      46      49      52      53      58
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $111.66 $ 92.90 $107.33 $128.82 $119.43 $115.51 $114.34 $140.79 $119.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3       3       4       4       6
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56 $135.34 $165.48 $136.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        36      49      44      46      52      51      50      50      48      48
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76 $163.00 $197.00 $182.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       5       5       5       6       6       7       6       6
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.35 $111.55 $106.50 $120.04 $161.06 $177.31 $182.80 $191.14 $244.77 $235.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        23      24      28      27      22      75      74      70      65      63
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.08 $105.27 $ 99.31 $114.03 $149.69 $166.49 $158.36 $180.99 $204.22 $182.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        63      66      65      59      56      57      53      51      50      49
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.69 $137.98 $123.85 $145.59 $192.00 $210.96 $201.66 $235.17 $261.78 $224.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      36      35      35      36      34      33      31      29      27
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $185.70 $202.78 $196.64 $212.01 $237.66 $242.66 $238.35 $248.87 $273.88 $258.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       113     166     198     223     203     236     245     253     256     260
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.17 $120.66 $125.56 $123.45 $130.96 $145.10 $136.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       3       7      11      13      15      17
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88 $180.59 $205.63 $189.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       160     246     297     342     393     417     425     434     433     431
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.50 $119.15 $123.72 $121.85 $125.31 $140.21 $130.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       4       4       3
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $166.93 $220.99 $218.13 $249.86 $342.12 $351.16 $337.88 $376.97 $458.28 $418.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      13      14      14      14      15      16      15      15      16
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.96 $116.19 $108.38 $129.35 $178.27 $183.38 $184.04 $183.99 $229.00 $226.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3      11      17      20      29      33      34      34      28      26
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85 $139.94 $152.57 $144.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      12      12      11      14      16      20      19      19      17
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49 $165.18 $182.90 $157.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       2       3       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08 $119.46 $136.09 $123.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8       9      10      12      13      15      15      13      15
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60 $205.36 $260.30 $253.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      27      45      60      67      69      71      72      71      76
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73 $230.48 $307.42 $295.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       7       8       8       8       8      14      16      16
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20 $120.19 $144.46 $125.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       7       8       8      11      12      14      14      13      13
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $105.40 $ 99.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.01 $141.96 $148.19 $154.67 $151.74 $153.96 $151.59 $154.64 $156.68 $154.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       8      11      16      16      17      20      20      19      20
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00 $174.48 $215.03 $202.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       5       5       5       5       5       5       5       4
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57 $271.27 $299.20 $257.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      13      12      11      13      12      11      10      10       9
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.97 $175.79 $168.80 $190.08 $259.45 $282.06 $262.33 $306.68 $328.58 $299.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      40      54      67      75      79      82      89      87      84
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.74 $122.49 $126.25 $146.89 $191.81 $210.07 $212.16 $227.96 $283.38 $267.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        24      23      16      14      14      14      14      14      13      12
------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61 $147.59 $167.04 $148.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       6       6       6       8       8       8       8       7       7
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $165.98 $191.06 $190.83 $218.60 $286.97 $318.67 $315.63 $349.36 $417.10 $389.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        62      63      58      52      50      47      43      41      40      40
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14 $122.72 $123.39 $122.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      16      17      22      26      31      35      39      42      45
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 94.70 $ 90.88 $ 73.72 $ 80.15 $106.44 $ 89.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       3
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $183.42 $208.43 $210.20 $240.04 $312.84 $350.25 $349.87 $385.70 $462.67 $435.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        42      54      58      61      66      70      74      81      92     105
------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $217.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      61
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19 $118.92 $123.33 $120.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      12      19      23      24      25      25      27      26      28
------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $168.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $165.19 $171.04 $178.93 $179.04 $174.52 $175.60 $174.77 $173.98 $173.00 $172.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       5       5       5       6       5       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.91 $129.53 $112.99 $130.18 $156.71 $144.58 $140.22 $142.01 $173.42 $145.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        45      47      47      48      50      55      59      61      66      74
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31 $187.63 $219.38 $190.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4       4       5       8      24      28      27      27      26
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $152.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       6
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $131.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       7
------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 75.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      15
------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $170.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      37
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $178.11 $214.51 $250.25 $209.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       2       4       5
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15 $145.60 $186.46 $180.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      14      18      23      27      34      44      55      62      70
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 53.26 $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17 $109.86 $123.03 $111.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10       6      19      20      32      38      43      48      52      58
------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $100.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      97
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.11 $151.63 $134.16 $159.14 $179.23 $168.73 $167.54 $169.32 $221.59 $199.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      16      25      34      40      39      41      46      52      58
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $192.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      75
------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $321.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      14
------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $184.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      35
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70 $218.30 $249.83 $218.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43      54      55      57      73      85      98     114     129     141
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.03 $140.88 $139.62 $138.36 $137.11 $135.88 $134.65 $133.45 $132.78 $133.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      23      24      26      27      27      33      27      27      30
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48 $148.20 $199.18 $170.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       6       8       9      15      17      19      19      20      23
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 90.99 $ 97.27 $ 94.11 $102.89 $104.93 $102.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       5      11      17      20      24
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54 $108.70 $109.76 $109.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      28      27      28      32      33      33      32      30      31
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $172.52 $182.03 $183.03 $186.20 $180.32 $183.88 $182.64 $183.13 $184.01 $182.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       9       9      10       9      10      11      10       9       9
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19 $286.90 $324.16 $284.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      26      25      26      31      33      34      37      39      42
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36 $200.22 $264.63 $258.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      27      45      62      71      72      80      84      88      95
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.49 $117.08 $112.75 $126.12 $169.40 $192.12 $187.67 $204.86 $246.23 $211.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       3       4       7       8       9       9
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62 $123.69 $130.08 $124.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3       4       6       7       9      10      11
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.82 $106.39 $116.62 $148.47 $153.27 $145.39 $163.05 $185.26 $162.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       3       3       3       4       5
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $124.50 $122.16 $137.59 $186.92 $189.10 $176.64 $195.78 $220.65 $185.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68 $153.92 $162.73 $157.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       4      18      35      52      66      78      87      99
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 99.95 $104.16 $147.99 $148.99 $150.43 $153.43 $187.20 $177.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.04 $111.25 $131.01 $171.04 $187.65 $185.88 $199.53 $243.27 $227.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $191.84 $201.23 $255.46 $254.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3       4       4       4
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 86.31 $100.86 $ 93.90 $106.27 $144.48 $158.45 $163.29 $167.39 $216.24 $213.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        44      50      49      42      18      18      17      16      16      17
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79 $156.43 $159.68 $157.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      13      16      16      17      18      19      19      20
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20 $190.69 $239.36 $223.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       6       7      10      10      11      11      12      12
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69 $240.37 $260.30 $225.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7       8       9      11      11      10      10      10      11
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03 $222.44 $306.69 $310.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      10      10      12      12      13      14      15      15      16
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26 $129.03 $142.33 $134.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      14      14      16      18      15      17      17      12       7
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75 $135.99 $155.55 $144.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      15      19      22      29      31      36      36      36      35
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41 $139.61 $162.94 $149.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      11      13      15      19      22      24      26      28      31
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15 $141.26 $167.57 $152.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7       9      11      13      16      19      21      23      27
------------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 91.72 $ 99.53 $120.13 $108.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       5       9
------------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84 $ 69.41 $ 67.43 $ 47.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       6      10      13      17      21      23      25
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.46 $106.25 $101.57 $109.55 $119.24 $113.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 97.85 $101.90 $105.18 $103.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54 $204.80 $235.58 $206.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       1       1       1       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO MERGERS & ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.63 $130.22 $131.06 $136.97 $150.95 $152.35 $155.25 $166.03 $175.06 $165.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --       1       1      --      --       1      --
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51 $348.27 $401.51 $336.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       6       7       8       8       8       7      11      12
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.71 $102.93 $ 99.05 $109.89 $116.19 $112.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 87.61 $108.09 $121.05 $106.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 95.88 $100.82 $121.87 $113.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57 $157.85 $188.73 $179.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       2       2       2       2       2       2       1
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95 $152.26 $175.23 $160.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2       2
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 96.62 $100.88 $100.10 $102.19 $104.81 $103.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       5       5
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $119.98 $109.35 $126.46 $165.35 $178.64 $171.87 $204.27 $233.73 $203.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.58 $110.47 $125.95 $163.76 $183.08 $182.46 $201.16 $241.22 $225.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $124.04 $110.17 $126.30 $172.30 $178.03 $167.77 $200.79 $227.02 $198.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67 $197.33 $233.37 $211.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       6       8       7       9       9       8       9       9
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.68 $117.03 $121.32 $119.69 $125.96 $137.41 $130.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17 $140.19 $146.11 $142.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       2       1       2       2       3       3
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.06 $113.10 $116.59 $115.24 $120.12 $128.79 $123.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $101.74 $105.46 $107.44 $106.51 $108.76 $112.61 $110.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22 $154.15 $166.58 $159.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       3       4       4       4       3       6       6
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $267.50 $296.06 $257.78 $299.45 $357.89 $361.38 $352.65 $365.87 $458.08 $399.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       6       6       6       6       6       5       5       5
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01 $126.39 $158.53 $133.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       4       3       5       5       3       3       3
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $111.74 $ 93.15 $107.84 $129.69 $120.48 $116.76 $115.81 $142.89 $121.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10 $140.16 $171.71 $142.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      28      31       5       5       5       5       4       4       4
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78 $168.80 $204.42 $189.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35 $198.39 $254.56 $245.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       3       4       4      13      12      10       9       8
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.07 $107.70 $101.82 $117.14 $154.09 $171.72 $163.67 $187.43 $211.91 $189.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      10       9      10      10      13      13      10       7       7
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89 $244.09 $272.25 $234.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6       6       6       6       6       6       5       4       4
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.35 $169.97 $165.16 $178.43 $200.42 $205.05 $201.82 $211.14 $232.83 $220.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      11      10      13      16      16      16      15      23      23
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.30 $121.06 $126.23 $124.35 $132.19 $146.75 $138.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12 $185.48 $211.61 $195.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8      11      13      17      17      15      15      24      23
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.63 $119.54 $124.38 $122.75 $126.49 $141.81 $132.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.00 $176.42 $174.49 $200.28 $274.79 $282.62 $272.48 $304.61 $371.06 $339.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       3       3       3       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE LARGE CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.07 $118.88 $111.11 $132.88 $183.51 $189.14 $190.20 $190.54 $237.63 $235.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       5       6       6       6       6       5       6       5
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27 $142.87 $156.08 $148.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01 $168.64 $187.12 $161.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01 $121.80 $139.03 $126.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30 $210.24 $267.02 $260.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       4       3       4       4       4       3       5       4
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71 $236.22 $315.71 $304.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       2       2       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10 $150.69 $170.89 $152.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38 $122.71 $147.79 $128.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $105.54 $ 99.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.61 $108.92 $113.93 $119.15 $117.13 $119.08 $117.49 $120.09 $121.91 $120.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68 $178.83 $220.83 $208.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90 $280.92 $310.48 $268.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73 $318.31 $341.72 $312.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7       9       9       9       9       8       9       8
------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.99 $125.33 $129.43 $150.90 $197.44 $216.67 $219.27 $236.07 $294.05 $277.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.35 $135.36 $135.46 $155.49 $204.53 $227.59 $225.87 $250.51 $299.68 $280.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      22      22      24      22      21      23      20      20      21
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66 $126.50 $127.45 $126.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       8       3       3       3       3       3       6       6
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 94.82 $ 91.19 $ 74.11 $ 80.74 $107.44 $ 90.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.53 $147.48 $149.04 $170.53 $222.70 $249.84 $250.07 $276.23 $332.03 $313.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      14      20      21      17      17      18      13      19      20
------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $221.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67 $121.64 $126.41 $123.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       3       3       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $171.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $153.88 $159.65 $167.34 $167.79 $163.88 $165.23 $164.77 $164.36 $163.77 $163.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       1       2       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.64 $121.12 $105.87 $122.23 $147.43 $136.30 $132.45 $134.41 $164.47 $138.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      12       7      10       8       9       8       7       7       6
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81 $192.09 $225.05 $195.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $154.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $133.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 77.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $172.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       8
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53 $225.11 $263.14 $221.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --       1      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78 $150.78 $193.48 $187.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       2       2       3       3       2       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16 $112.37 $126.10 $114.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       2       2       2       3
------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $102.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      10
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18 $173.34 $227.31 $204.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       4       3       3       2       4       3
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $195.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      12
------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $327.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       6
------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $187.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46 $225.60 $258.71 $226.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      30      33       7       9       9       9       8       9       9
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.65 $134.83 $133.89 $132.95 $132.02 $131.10 $130.18 $129.27 $128.88 $129.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       2       5
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31 $151.31 $203.77 $175.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       3       3       2       2       2       2       2       4
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 91.11 $ 97.59 $ 94.62 $103.65 $105.92 $103.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       6      10
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88 $111.28 $112.59 $112.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       5       6       6       6       6       5       5       4
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.71 $164.63 $165.87 $169.08 $164.07 $167.65 $166.85 $167.63 $168.78 $167.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10 $295.75 $334.82 $294.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      23      24       4       4       4       4       4       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92 $205.21 $271.77 $265.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      16      18       4       4       6       5       5      10      11
------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.59 $118.55 $114.40 $128.23 $172.57 $196.12 $191.97 $209.97 $252.87 $217.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2      --      --      --      --       2       3      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 95.38 $110.78 $117.44 $118.47 $113.67 $125.10 $131.83 $126.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1      --       3       3
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.89 $106.67 $117.17 $149.47 $154.61 $146.96 $165.14 $188.01 $165.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $124.58 $122.49 $138.24 $188.18 $190.76 $178.55 $198.29 $223.93 $188.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.45 $111.26 $131.08 $143.83 $145.54 $135.12 $155.89 $165.14 $160.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       2       2       2      11      12
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $100.29 $104.73 $149.09 $150.41 $152.17 $155.51 $190.12 $181.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.12 $111.55 $131.63 $172.19 $189.30 $187.88 $202.09 $246.89 $231.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $193.91 $203.81 $259.26 $258.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.95 $ 81.90 $ 76.41 $ 86.65 $118.05 $129.73 $133.96 $137.60 $178.11 $176.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      19      15      13      12       9       9       8       8      10
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.27 $126.83 $133.26 $139.57 $135.33 $139.42 $138.62 $141.29 $144.51 $142.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36 $196.54 $247.20 $231.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.87 $141.24 $121.55 $138.58 $186.59 $195.18 $183.05 $216.45 $234.87 $203.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92 $229.26 $316.73 $321.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       7       1       1       2       1       2       4
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59 $131.74 $145.61 $138.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31
                                         -----------------------------------------------------------------------------
                                          2009   2010    2011   2012    2013    2014    2015    2016    2017    2018
----------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $92.15 $102.43 $97.74 $109.53 $129.54 $133.82 $130.17 $138.85 $159.13 $148.30
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2       3      3       4       4       3       3       3       5       4
----------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $90.29 $101.07 $95.70 $108.44 $131.65 $136.60 $132.89 $142.55 $166.70 $153.65
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --       1      2       1       2       2       2       1       2       3
----------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                            $87.96 $ 98.94 $92.82 $106.39 $132.29 $137.64 $133.63 $144.23 $171.43 $156.63
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --       1       1
----------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --     --      --      --      -- $ 91.83 $ 99.86 $120.77 $109.39
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $83.28 $ 85.27 $ 93.39 $ 74.80 $ 49.30 $ 70.20 $ 68.34 $ 48.57
----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --     --      --      --       1       1       1       1       1
----------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts and certificates.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2018............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2018.............................................................  FSA-52
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2018 and 2017.......................................  FSA-70
   Notes to Financial Statements...................................... FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2018 and 2017.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2018, 2017 and 2016.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Audited Consolidated Financial Statement Schedules.................   F-100

                                 FSA-1  #673841

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account A of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES/(2)/
1290 VT DOUBLELINE DYNAMIC ALLOCATION/(1)/
1290 VT DOUBLELINE OPPORTUNISTIC BOND/(1)/
1290 VT EQUITY INCOME/(1)/
1290 VT GAMCO MERGERS & ACQUISITIONS/(1)/
1290 VT GAMCO SMALL COMPANY VALUE/(1)/
1290 VT HIGH YIELD BOND/(1)/
1290 VT LOW VOLATILITY GLOBAL EQUITY/(2)/
1290 VT MICRO CAP/(2)/
1290 VT SMALL CAP VALUE/(1)/
1290 VT SMARTBETA EQUITY/(1)/
1290 VT SOCIALLY RESPONSIBLE/(1)/
ALL ASSET GROWTH-ALT 20/(1)/
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM(1)/
AXA 400 MANAGED VOLATILITY/(1)/
AXA 500 MANAGED VOLATILITY/(1)/
AXA 2000 MANAGED VOLATILITY/(1)/
AXA AGGRESSIVE ALLOCATION/(1)/
AXA BALANCED STRATEGY/(1)/
AXA CONSERVATIVE ALLOCATION/(1)/
AXA CONSERVATIVE GROWTH STRATEGY/(1)/
AXA CONSERVATIVE STRATEGY/(1)/
AXA CONSERVATIVE-PLUS ALLOCATION/(1)/
AXA GLOBAL EQUITY MANAGED VOLATILITY/(1)/
AXA GROWTH STRATEGY/(1)/
AXA INTERNATIONAL CORE MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL VALUE MANAGED VOLATILITY/(1)/
AXA LARGE CAP CORE MANAGED VOLATILITY/(1)/
AXA LARGE CAP GROWTH MANAGED VOLATILITY/(1)/
AXA LARGE CAP VALUE MANAGED VOLATILITY/(1)/
AXA MID CAP VALUE MANAGED VOLATILITY/(1)/
AXA MODERATE ALLOCATION/(1)/
AXA MODERATE GROWTH STRATEGY/(1)/
AXA MODERATE-PLUS ALLOCATION/(1)/
AXA/AB DYNAMIC MODERATE GROWTH/(1)/
AXA/AB SMALL CAP GROWTH/(1)/
AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
AXA/FRANKLIN BALANCED MANAGED VOLATILITY/(1)/
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY/(1)/
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY/(1)/
AXA/JANUS ENTERPRISE/(1)/
AXA/LOOMIS SAYLES GROWTH/(1)/
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY/(1)/
CHARTER/SM/ MODERATE/(3)/
CHARTER/SM/ MULTI-SECTOR BOND/(1)/
CHARTER/SM/ SMALL CAP GROWTH/(1)/
CHARTER/SM/ SMALL CAP VALUE/(1)/
EQ/AMERICAN CENTURY MID CAP VALUE/(2)/
EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
EQ/CAPITAL GUARDIAN RESEARCH/(1)/
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY/(1)/
EQ/COMMON STOCK INDEX/(1)/
EQ/CORE BOND INDEX/(1)/
EQ/EMERGING MARKETS EQUITY PLUS/(1)/
EQ/EQUITY 500 INDEX/(1)/
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP/(2)/
EQ/FRANKLIN RISING DIVIDENDS/(2)/
EQ/GLOBAL BOND PLUS/(1)/
EQ/GOLDMAN SACHS MID CAP VALUE/(2)/
EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
EQ/INTERNATIONAL EQUITY INDEX/(1)/
EQ/INVESCO COMSTOCK/(1)/
EQ/INVESCO GLOBAL REAL ESTATE/(2)/
EQ/INVESCO INTERNATIONAL GROWTH/(2)/
EQ/IVY ENERGY/(2)/
EQ/IVY MID CAP GROWTH/(2)/
EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
EQ/LARGE CAP GROWTH INDEX/(1)/
EQ/LARGE CAP VALUE INDEX/(1)/
EQ/LAZARD EMERGING MARKETS EQUITY/(2)/
EQ/MFS INTERNATIONAL GROWTH/(1)/
EQ/MFS INTERNATIONAL VALUE/(2)/
EQ/MFS TECHNOLOGY/(2)/
EQ/MFS UTILITIES SERIES/(2)/
EQ/MID CAP INDEX/(1)/
EQ/MONEY MARKET/(1)/
EQ/OPPENHEIMER GLOBAL/(1)/
EQ/PIMCO GLOBAL REAL RETURN/(1)/
EQ/PIMCO ULTRA SHORT BOND/(1)/
EQ/QUALITY BOND PLUS/(1)/
EQ/SMALL COMPANY INDEX/(1)/
EQ/T. ROWE PRICE GROWTH STOCK/(1)/
EQ/UBS GROWTH & INCOME/(1)/
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO/(1)/
FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
INVESCO V.I. DIVERSIFIED DIVIDEND FUND/(1)/

                                     FSA-2

INVESCO V.I. HIGH YIELD FUND/(1)/
INVESCO V.I. MID CAP CORE EQUITY FUND/(1)/
INVESCO V.I. SMALL CAP EQUITY FUND/(1)/
IVY VIP HIGH INCOME/(1)/
IVY VIP SMALL CAP GROWTH/(1)/
MFS(R) INVESTORS TRUST SERIES/(1)/
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO/(1)/
MULTIMANAGER AGGRESSIVE EQUITY/(1)/
MULTIMANAGER CORE BOND/(1)/
MULTIMANAGER MID CAP GROWTH/(1)/
MULTIMANAGER MID CAP VALUE/(1)/
MULTIMANAGER TECHNOLOGY/(1)/
OPPENHEIMER MAIN STREET FUND(R)/VA/(1)/
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO/(1)/
TARGET 2015 ALLOCATION/(1)/
TARGET 2025 ALLOCATION/(1)/
TARGET 2035 ALLOCATION/(1)/
TARGET 2045 ALLOCATION/(1)/
TARGET 2055 ALLOCATION/(1)/
TEMPLETON GLOBAL BOND VIP FUND/(1)/
VANECK VIP GLOBAL HARD ASSETS FUND/(1)/
-----------
(1)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
(2)Statements of operations and of changes in net assets for the period
   October 22, 2018 (commencement of operations) through December 31, 2018.
(3)Statement of operations for the year ended December 31, 2018 and statements of changes in net assets for the year ended December 31, 2018 and the period May 19, 2017 (commencement of operations) through December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                                                           1290 VT      1290 VT
                                                               1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO
                                                             CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &
                                                             SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*
                                                             ----------- ----------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $15,055   $10,732,111  $8,971,620    $ 96,569,629   $15,744,371
Receivable for shares of the Portfolios sold................        --            --          --              --         6,751
Receivable for policy-related transactions..................        --        19,032      27,706          36,712            --
                                                               -------   -----------  ----------    ------------   -----------
   Total assets.............................................    15,055    10,751,143   8,999,326      96,606,341    15,751,122
                                                               -------   -----------  ----------    ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --        19,032      27,543          36,712            --
Payable for policy-related transactions.....................        --            --          --              --         6,751
                                                               -------   -----------  ----------    ------------   -----------
   Total liabilities........................................        --        19,032      27,543          36,712         6,751
                                                               -------   -----------  ----------    ------------   -----------
NET ASSETS..................................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

NET ASSETS:
Accumulation unit values....................................   $15,055   $10,730,048  $8,971,783    $ 96,564,515   $15,733,306
Retained by AXA Equitable in Separate Account A.............        --         2,063          --           5,114        11,065
                                                               -------   -----------  ----------    ------------   -----------
TOTAL NET ASSETS............................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

Investments in shares of the Portfolios, at cost............   $16,360   $11,458,054  $9,278,053    $142,369,914   $17,290,589

                                                             1290 VT GAMCO
                                                             SMALL COMPANY
                                                                VALUE*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $  903,708,753
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................        604,519
                                                             --------------
   Total assets.............................................    904,313,272
                                                             --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        604,519
Payable for policy-related transactions.....................             --
                                                             --------------
   Total liabilities........................................        604,519
                                                             --------------
NET ASSETS.................................................. $  903,708,753
                                                             ==============

NET ASSETS:
Accumulation unit values.................................... $  903,686,256
Retained by AXA Equitable in Separate Account A.............         22,497
                                                             --------------
TOTAL NET ASSETS............................................ $  903,708,753
                                                             ==============

Investments in shares of the Portfolios, at cost............ $1,014,988,922

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           1290 VT LOW                                1290 VT
                                                             1290 VT HIGH   VOLATILITY   1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  GLOBAL EQUITY*     CAP*       CAP VALUE*    EQUITY*
                                                             ------------ -------------- ------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $14,452,919     $15,168       $136,751     $2,897,745   $2,503,562
Receivable for shares of the Portfolios sold................          --           2             --             --           --
Receivable for policy-related transactions..................      16,034          --         42,039         11,695      146,359
                                                             -----------     -------       --------     ----------   ----------
   Total assets.............................................  14,468,953      15,170        178,790      2,909,440    2,649,921
                                                             -----------     -------       --------     ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      16,034          --         42,036         11,695      146,261
Payable for policy-related transactions.....................          --           2             --             --           --
                                                             -----------     -------       --------     ----------   ----------
   Total liabilities........................................      16,034           2         42,036         11,695      146,261
                                                             -----------     -------       --------     ----------   ----------
NET ASSETS.................................................. $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

NET ASSETS:
Accumulation unit values.................................... $14,452,877     $15,168       $136,754     $2,890,485   $2,503,660
Retained by AXA Equitable in Separate Account A.............          42          --             --          7,260           --
                                                             -----------     -------       --------     ----------   ----------
TOTAL NET ASSETS............................................ $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

Investments in shares of the Portfolios, at cost............ $15,647,906     $16,093       $151,601     $3,532,380   $2,712,727

                                                             1290 VT SOCIALLY
                                                               RESPONSIBLE*
                                                             ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $51,158,992
Receivable for shares of the Portfolios sold................            --
Receivable for policy-related transactions..................        20,358
                                                               -----------
   Total assets.............................................    51,179,350
                                                               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        20,380
Payable for policy-related transactions.....................            --
                                                               -----------
   Total liabilities........................................        20,380
                                                               -----------
NET ASSETS..................................................   $51,158,970
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $51,133,575
Retained by AXA Equitable in Separate Account A.............        25,395
                                                               -----------
TOTAL NET ASSETS............................................   $51,158,970
                                                               ===========

Investments in shares of the Portfolios, at cost............   $53,374,287

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                              AMERICAN FUNDS      AXA 400     AXA 500
                                                               ALL ASSET    INSURANCE SERIES(R)   MANAGED     MANAGED
                                                             GR0WTH-ALT 20*    BOND FUND/SM/    VOLATILITY* VOLATILITY*
                                                             -------------- ------------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $76,081,917       $47,002,383     $15,353,538 $26,148,027
Receivable for shares of the Portfolios sold................      189,522                --              --          --
Receivable for policy-related transactions..................           --            56,022          34,013      31,132
                                                              -----------       -----------     ----------- -----------
   Total assets.............................................   76,271,439        47,058,405      15,387,551  26,179,159
                                                              -----------       -----------     ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            55,993          34,013      31,132
Payable for policy-related transactions.....................      189,522                --              --          --
                                                              -----------       -----------     ----------- -----------
   Total liabilities........................................      189,522            55,993          34,013      31,132
                                                              -----------       -----------     ----------- -----------
NET ASSETS..................................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

NET ASSETS:
Accumulation unit values....................................  $76,081,179       $47,002,412     $15,352,987 $26,144,201
Retained by AXA Equitable in Separate Account A.............          738                --             551       3,826
                                                              -----------       -----------     ----------- -----------
TOTAL NET ASSETS............................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

Investments in shares of the Portfolios, at cost............  $80,382,779       $48,897,335     $18,494,173 $26,276,194

                                                              AXA 2000       AXA
                                                               MANAGED   AGGRESSIVE
                                                             VOLATILITY* ALLOCATION*
                                                             ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $7,425,087  $646,106,484
Receivable for shares of the Portfolios sold................         --            --
Receivable for policy-related transactions..................     24,325       358,945
                                                             ----------  ------------
   Total assets.............................................  7,449,412   646,465,429
                                                             ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     24,325       358,945
Payable for policy-related transactions.....................         --            --
                                                             ----------  ------------
   Total liabilities........................................     24,325       358,945
                                                             ----------  ------------
NET ASSETS.................................................. $7,425,087  $646,106,484
                                                             ==========  ============

NET ASSETS:
Accumulation unit values.................................... $7,424,496  $646,094,147
Retained by AXA Equitable in Separate Account A.............        591        12,337
                                                             ----------  ------------
TOTAL NET ASSETS............................................ $7,425,087  $646,106,484
                                                             ==========  ============

Investments in shares of the Portfolios, at cost............ $8,748,748  $712,182,518

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                           AXA                       AXA
                                                                              AXA      CONSERVATIVE     AXA      CONSERVATIVE
                                                             AXA BALANCED CONSERVATIVE    GROWTH    CONSERVATIVE    -PLUS
                                                              STRATEGY*   ALLOCATION*   STRATEGY*    STRATEGY*   ALLOCATION*
                                                             ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $120,009,714 $ 97,138,590 $30,085,180   $8,883,010  $202,613,565
Receivable for shares of the Portfolios sold................           --       14,809          --           --            --
Receivable for policy-related transactions..................      166,846           --     139,131        8,447        84,007
                                                             ------------ ------------ -----------   ----------  ------------
   Total assets.............................................  120,176,560   97,153,399  30,224,311    8,891,457   202,697,572
                                                             ------------ ------------ -----------   ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      166,846           --     139,131        8,404        84,007
Payable for policy related transactions.....................           --       14,809          --           --            --
                                                             ------------ ------------ -----------   ----------  ------------
   Total liabilities........................................      166,846       14,809     139,131        8,404        84,007
                                                             ------------ ------------ -----------   ----------  ------------
NET ASSETS.................................................. $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

NET ASSETS:
Accumulation unit values.................................... $120,009,386 $ 97,133,578 $30,083,779   $8,883,053  $202,590,846
Retained by AXA Equitable in Separate Account A.............          328        5,012       1,401           --        22,719
                                                             ------------ ------------ -----------   ----------  ------------
TOTAL NET ASSETS............................................ $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

Investments in shares of the Portfolios, at cost............ $117,448,779 $103,492,081 $30,582,405   $9,140,211  $221,487,481

                                                             AXA GLOBAL
                                                               EQUITY
                                                               MANAGED
                                                             VOLATILITY*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $332,481,616
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................      113,338
                                                             ------------
   Total assets.............................................  332,594,954
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      113,338
Payable for policy related transactions.....................           --
                                                             ------------
   Total liabilities........................................      113,338
                                                             ------------
NET ASSETS.................................................. $332,481,616
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $332,447,508
Retained by AXA Equitable in Separate Account A.............       34,108
                                                             ------------
TOTAL NET ASSETS............................................ $332,481,616
                                                             ============

Investments in shares of the Portfolios, at cost............ $315,087,332

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                             AXA           AXA           AXA      AXA LARGE CAP
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL     CORE
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED    MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,294,264 $145,289,914   $11,295,290  $152,725,050   $29,922,095
Receivable for shares of the Portfolios sold................        121           --         7,157            --            --
Receivable for policy-related transactions..................         --       73,545            --        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
   Total assets.............................................  1,294,385  145,363,459    11,302,447   152,780,060    29,927,420
                                                             ---------- ------------   -----------  ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --       73,545            --        55,010         5,325
Payable for policy-related transactions.....................         88           --         7,157            --            --
                                                             ---------- ------------   -----------  ------------   -----------
   Total liabilities........................................         88       73,545         7,157        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
NET ASSETS.................................................. $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

NET ASSETS:
Accumulation unit values.................................... $1,294,297 $145,274,179   $11,293,511  $152,710,930   $29,906,579
Retained by AXA Equitable in Separate Account A.............         --       15,735         1,779        14,120        15,516
                                                             ---------- ------------   -----------  ------------   -----------
TOTAL NET ASSETS............................................ $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

Investments in shares of the Portfolios, at cost............ $1,008,881 $148,775,142   $12,348,845  $155,697,308   $28,674,120

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $670,915,625
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................       30,292
                                                             ------------
   Total assets.............................................  670,945,917
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       30,292
Payable for policy-related transactions.....................           --
                                                             ------------
   Total liabilities........................................       30,292
                                                             ------------
NET ASSETS.................................................. $670,915,625
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $670,858,214
Retained by AXA Equitable in Separate Account A.............       57,411
                                                             ------------
TOTAL NET ASSETS............................................ $670,915,625
                                                             ============

Investments in shares of the Portfolios, at cost............ $535,345,741

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                              AXA LARGE     AXA MID                                     AXA
                                                              CAP VALUE    CAP VALUE                  AXA MODERATE   MODERATE-
                                                               MANAGED      MANAGED     AXA MODERATE     GROWTH        PLUS
                                                             VOLATILITY*  VOLATILITY*   ALLOCATION*    STRATEGY*    ALLOCATION*
                                                             ------------ ------------ -------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $728,957,474 $415,507,432 $1,509,726,121 $72,443,970  $1,084,634,899
Receivable for policy-related transactions..................       80,915      106,653        631,697      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total assets.............................................  729,038,389  415,614,085  1,510,357,818  72,537,818   1,085,207,596
                                                             ------------ ------------ -------------- -----------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total liabilities........................................       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
NET ASSETS.................................................. $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

NET ASSETS:
Accumulation unit values.................................... $726,016,718 $415,490,454 $1,504,484,348 $72,435,325  $1,084,607,767
Contracts in payout (annuitization) period..................    2,535,067           --      4,742,929          --              --
Retained by AXA Equitable in Separate Account A.............      405,693       16,982        575,276       8,645          27,132
                                                             ------------ ------------ -------------- -----------  --------------
TOTAL NET ASSETS............................................ $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

Investments in shares of the Portfolios, at cost............ $591,456,619 $387,361,677 $1,666,638,973 $74,876,836  $1,195,271,198

                                                               AXA/AB
                                                              DYNAMIC
                                                              MODERATE
                                                              GROWTH*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $16,916,008
Receivable for policy-related transactions..................      20,190
                                                             -----------
   Total assets.............................................  16,936,198
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      20,190
                                                             -----------
   Total liabilities........................................      20,190
                                                             -----------
NET ASSETS.................................................. $16,916,008
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $16,915,760
Contracts in payout (annuitization) period..................          --
Retained by AXA Equitable in Separate Account A.............         248
                                                             -----------
TOTAL NET ASSETS............................................ $16,916,008
                                                             ===========

Investments in shares of the Portfolios, at cost............ $17,195,905

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                         AXA/FRANKLIN
                                                    AXA/      AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON
                                                 CLEARBRIDGE    BALANCED     SMALL CAP    ALLOCATION
                                    AXA/AB SMALL  LARGE CAP     MANAGED    VALUE MANAGED   MANAGED     AXA/JANUS
                                    CAP GROWTH*    GROWTH*    VOLATILITY*   VOLATILITY*  VOLATILITY*  ENTERPRISE*
                                    ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,004,689
Receivable for shares of the
 Portfolios sold...................           --       34,604      32,475            --           --            --
Receivable for policy-related
 transactions......................       64,897           --          --        13,571       59,279       195,717
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total assets....................  342,761,540  138,940,559  82,641,987    17,262,859   66,222,414   297,200,406
                                    ------------ ------------ -----------   -----------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       64,897           --          --        13,571       59,279       180,917
Payable for policy related
 transactions......................           --       34,604      32,475            --           --            --
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total liabilities...............       64,897       34,604      32,475        13,571       59,279       180,917
                                    ------------ ------------ -----------   -----------  -----------  ------------
NET ASSETS......................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

NET ASSETS:
Accumulation unit values........... $340,588,897 $138,858,851 $82,598,150   $17,249,255  $66,141,226  $297,004,637
Contracts in payout
 (annunitization) period...........    2,012,010           --          --            --           --            --
Retained by AXA Equitable in
 Separate Account A................       95,736       47,104      11,362            33       21,909        14,852
                                    ------------ ------------ -----------   -----------  -----------  ------------
TOTAL NET ASSETS................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

Investments in shares of the
 Portfolios, at cost............... $395,615,763 $147,770,384 $86,205,791   $20,173,268  $81,214,634  $317,907,690

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                AXA/TEMPLETON
                                    AXA/LOOMIS  GLOBAL EQUITY             CHARTER/SM/  CHARTER/SM/ CHARTER/SM/
                                      SAYLES       MANAGED    CHARTER/SM/ MULTI-SECTOR SMALL CAP   SMALL CAP
                                     GROWTH*     VOLATILITY*  MODERATE*      BOND*      GROWTH*      VALUE*
                                    ----------- ------------- ----------  ------------ ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $84,200,984  $42,582,449   $307,475   $77,678,384  $42,712,332 $95,332,431
Receivable for shares of the
 Portfolios sold...................          --           --         --         3,912           --       9,577
Receivable for policy-related
 transactions......................      16,032       27,598      3,653            --       38,478          --
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total assets....................  84,217,016   42,610,047    311,128    77,682,296   42,750,810  95,342,008
                                    -----------  -----------   --------   -----------  ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      16,032       27,598      3,642            --       38,478          --
Payable for policy-related
 transactions......................          --           --         --         4,107           --       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total liabilities...............      16,032       27,598      3,642         4,107       38,478       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
NET ASSETS......................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

NET ASSETS:
Accumulation unit values........... $84,195,383  $42,566,966   $307,486   $77,383,873  $42,495,492 $95,139,492
Contracts in payout
 (annuitization) period............          --           --         --       238,777           --          --
Retained by AXA Equitable in
 Separate Account A................       5,601       15,483         --        55,539      216,840     192,943
                                    -----------  -----------   --------   -----------  ----------- -----------
TOTAL NET ASSETS................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

Investments in shares of the
 Portfolios, at cost............... $84,316,961  $46,454,990   $327,824   $85,847,294  $44,961,670 $85,151,322

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               EQ/
                                                                           CLEARBRIDGE
                                    EQ/AMERICAN EQ/BLACKROCK  EQ/CAPITAL  SELECT EQUITY
                                    CENTURY MID BASIC VALUE    GUARDIAN      MANAGED      EQ/COMMON    EQ/CORE BOND
                                    CAP VALUE*    EQUITY*     RESEARCH*    VOLATILITY*   STOCK INDEX*     INDEX*
                                    ----------- ------------ ------------ ------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $80,825,591 $694,911,789 $198,896,829  $22,768,524  $2,090,233,672 $113,194,292
Receivable for shares of the
 Portfolios sold...................          --           --       21,911           --              --           --
Receivable for policy-related
 transactions......................     198,006      325,641           --        4,123          26,883       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total assets....................  81,023,597  695,237,430  198,918,740   22,772,647   2,090,260,555  113,237,640
                                    ----------- ------------ ------------  -----------  -------------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     197,905      320,283           --        4,123             370       43,348
Payable for policy-related
 transactions......................          --           --       21,907           --              --           --
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total liabilities...............     197,905      320,283       21,907        4,123             370       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
NET ASSETS......................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

NET ASSETS:
Accumulation unit values........... $80,825,596 $694,882,415 $198,849,416  $22,763,933  $2,079,775,526 $113,184,097
Contracts in payout
 (annuitization) period............          --           --           --           --      10,404,761           --
Retained by AXA Equitable in
 Separate Account A................          96       34,732       47,417        4,591          79,898       10,195
                                    ----------- ------------ ------------  -----------  -------------- ------------
TOTAL NET ASSETS................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

Investments in shares of the
 Portfolios, at cost............... $90,549,653 $705,558,861 $167,774,739  $33,479,933  $1,506,253,817 $116,811,448

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/EMERGING                      EQ/FIDELITY      EQ/FRANKLIN              EQ/GOLDMAN
                                    MARKETS EQUITY   EQ/EQUITY    INSTITUTIONAL AM/SM/   RISING    EQ/GLOBAL   SACHS MID CAP
                                        PLUS*        500 INDEX*       LARGE CAP*       DIVIDENDS*  BOND PLUS*     VALUE*
                                    -------------- -------------- -------------------  ----------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $13,777,148   $1,579,158,318    $393,735,901      $1,340,637  $49,647,281  $50,408,582
Receivable for shares of the
 Portfolios sold...................           --               --              --             596           --           --
Receivable for policy-related
 transactions......................       26,176        1,522,182         152,403              --        2,515       20,715
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total assets....................   13,803,324    1,580,680,500     393,888,304       1,341,233   49,649,796   50,429,297
                                     -----------   --------------    ------------      ----------  -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       25,542        1,522,496         152,585              --        2,515       20,721
Payable for policy-related
 transactions......................           --               --              --             547           --           --
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total liabilities...............       25,542        1,522,496         152,585             547        2,515       20,721
                                     -----------   --------------    ------------      ----------  -----------  -----------
NET ASSETS.........................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

NET ASSETS:
Accumulation unit values...........  $13,777,782   $1,575,643,964    $393,731,326      $1,340,686  $49,635,583  $50,408,024
Contracts in payout
 (annuitization) period............           --        3,422,568              --              --           --           --
Retained by AXA Equitable in
 Separate Account A................           --           91,472           4,393              --       11,698          552
                                     -----------   --------------    ------------      ----------  -----------  -----------
TOTAL NET ASSETS...................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

Investments in shares of the
 Portfolios, at cost...............  $15,656,997   $1,339,630,900    $444,161,627      $1,405,920  $51,535,232  $55,625,181

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                        EQ/
                                    INTERMEDIATE      EQ/                   EQ/INVESCO   EQ/INVESCO
                                     GOVERNMENT  INTERNATIONAL  EQ/INVESCO  GLOBAL REAL INTERNATIONAL
                                       BOND*     EQUITY INDEX*  COMSTOCK*     ESTATE*      GROWTH*    EQ/IVY ENERGY*
                                    ------------ ------------- ------------ ----------- ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $50,280,943  $320,156,062  $107,363,981 $85,441,059  $74,538,660   $37,659,767
Receivable for policy-related
 transactions......................      36,916        70,402        33,093      57,032       78,013        62,586
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total assets....................  50,317,859   320,226,464   107,397,074  85,498,091   74,616,673    37,722,353
                                    -----------  ------------  ------------ -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total liabilities...............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
NET ASSETS......................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

NET ASSETS:
Accumulation unit values........... $49,977,934  $318,923,748  $107,350,447 $85,439,723  $74,536,867   $37,658,022
Contracts in payout
 (annuitization) period............     190,438     1,099,542            --          --           --            --
Retained by AXA Equitable in
 Separate Account A................     111,294       132,772        13,534         537        1,493         1,432
                                    -----------  ------------  ------------ -----------  -----------   -----------
TOTAL NET ASSETS................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost............... $50,670,614  $358,543,952  $103,966,117 $87,029,750  $78,589,801   $54,987,413

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                    EQ/JPMORGAN   EQ/LARGE CAP EQ/LARGE CAP    EQ/LAZARD       EQ/MFS
                                    EQ/IVY MID CAP     VALUE         GROWTH       VALUE        EMERGING     INTERNATIONAL
                                       GROWTH*     OPPORTUNITIES*    INDEX*       INDEX*    MARKETS EQUITY*    GROWTH*
                                    -------------- -------------- ------------ ------------ --------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $149,489,725   $146,683,011  $281,342,733 $85,584,145   $207,750,007   $149,389,701
Receivable for policy-related
 transactions......................       112,672         96,616       147,395      64,178        224,804        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total assets....................   149,602,397    146,779,627   281,490,128  85,648,323    207,974,811    149,556,950
                                     ------------   ------------  ------------ -----------   ------------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total liabilities...............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
NET ASSETS.........................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

NET ASSETS:
Accumulation unit values...........  $149,489,429   $146,636,501  $281,312,795 $85,581,021   $207,731,773   $149,377,581
Retained by AXA Equitable in
 Separate Account A................           322         46,510        29,938       3,124         14,884         12,120
                                     ------------   ------------  ------------ -----------   ------------   ------------
TOTAL NET ASSETS...................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

Investments in shares of the
 Portfolios, at cost...............  $163,789,759   $177,690,197  $281,666,018 $93,025,285   $210,394,093   $162,687,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                       EQ/MFS                    EQ/MFS                                  EQ/
                                    INTERNATIONAL   EQ/MFS      UTILITIES    EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                       VALUE*     TECHNOLOGY*    SERIES*       INDEX*     MARKET*      GLOBAL*
                                    ------------- ------------ ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $454,315,608  $155,100,060 $109,805,182 $597,179,820 $73,958,269 $167,841,357
Receivable for policy-related
 transactions......................      495,588       217,509       45,839      383,402     345,269      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total assets....................  454,811,196   155,317,569  109,851,021  597,563,222  74,303,538  168,025,060
                                    ------------  ------------ ------------ ------------ ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total liabilities...............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
NET ASSETS......................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

NET ASSETS:
Accumulation unit values........... $454,315,608  $155,095,438 $109,805,212 $597,177,584 $73,634,004 $167,840,612
Contracts in payout
 (annuitization) period............           --            --           --           --     230,858           --
Retained by AXA Equitable in
 Separate Account A................           --         3,725           --        2,236      94,929          745
                                    ------------  ------------ ------------ ------------ ----------- ------------
TOTAL NET ASSETS................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

Investments in shares of the
 Portfolios, at cost............... $474,424,943  $172,311,549 $114,090,248 $644,947,102 $73,959,286 $166,388,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/PIMCO                                              EQ/T. ROWE
                                    GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH
                                      RETURN*    SHORT BOND*   BOND PLUS*  COMPANY INDEX*    STOCK*      & INCOME*
                                    ----------- -------------- ----------- -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $38,574,869  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
Receivable for shares of the
 Portfolios sold...................          --           --        11,142            --            --       36,896
Receivable for policy-related
 transactions......................      35,195       37,330            --       164,561       615,099           --
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total assets....................  38,610,064   78,148,141    74,343,722   274,186,488   639,300,945   33,762,060
                                    -----------  -----------   -----------  ------------  ------------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      35,151       37,330            --       164,561       615,099           --
Payable for policy-related
 transactions......................          --           --        11,142            --            --       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total liabilities...............      35,151       37,330        11,142       164,561       615,099       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
NET ASSETS......................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

NET ASSETS:
Accumulation unit values........... $38,574,913  $78,098,068   $73,859,235  $273,883,435  $638,685,577  $33,724,883
Contracts in payout
 (annuitization) period............          --           --       351,923            --            --           --
Retained by AXA Equitable in
 Separate Account A................          --       12,743       121,422       138,492           269          281
                                    -----------  -----------   -----------  ------------  ------------  -----------
TOTAL NET ASSETS................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

Investments in shares of the
 Portfolios, at cost............... $39,843,989  $78,806,581   $78,870,291  $327,804,719  $626,254,295  $40,528,464

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                    FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                     EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                       PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                    --------------- --------------- ------------- ----------------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........   $12,308,502     $51,721,954    $48,185,554     $40,326,722      $19,813,247    $ 8,835,213
Receivable for shares of the
 Portfolios sold...................            --              --             --              --               --             --
Receivable for policy-related
 transactions......................         5,676         128,549         60,975          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total assets....................    12,314,178      51,850,503     48,246,529      40,343,977       19,836,217      8,848,933
                                      -----------     -----------    -----------     -----------      -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total liabilities...............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
NET ASSETS.........................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

NET ASSETS:
Accumulation unit values...........   $12,306,554     $51,721,587    $48,180,950     $40,326,170      $19,811,122    $ 8,832,815
Retained by AXA Equitable in
 Separate Account A................         1,948             367             --             552            2,125          2,398
                                      -----------     -----------    -----------     -----------      -----------    -----------
TOTAL NET ASSETS...................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

Investments in shares of the
 Portfolios, at cost...............   $13,183,226     $58,765,685    $53,371,135     $43,256,045      $23,956,532    $10,675,412

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                   MFS(R)
                                                                                MASSACHUSETTS
                                                                                  INVESTORS   MULTIMANAGER
                                    IVY VIP HIGH IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK   AGGRESSIVE  MULTIMANAGER
                                       INCOME     CAP GROWTH     TRUST SERIES     PORTFOLIO     EQUITY*     CORE BOND*
                                    ------------ ------------- ---------------- ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $237,178,612  $30,765,847    $16,778,382     $18,287,990  $590,054,669 $103,466,049
Receivable for shares of the
 Portfolios sold...................           --           --             --              --        75,566       14,005
Receivable for policy-related
 transactions......................      161,482       21,766         14,745          34,891            --           --
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total assets....................  237,340,094   30,787,613     16,793,127      18,322,881   590,130,235  103,480,054
                                    ------------  -----------    -----------     -----------  ------------ ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      161,460       21,766         14,745          34,891            --           --
Payable for policy-related
 transactions......................           --           --             --              --        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total liabilities...............      161,460       21,766         14,745          34,891        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
NET ASSETS......................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

NET ASSETS:
Accumulation unit values........... $237,178,634  $30,759,352    $16,777,510     $18,287,623  $588,802,632 $103,441,102
Contracts in payout
 (annuitization) period............           --           --             --              --       902,702           --
Retained by AXA Equitable in
 Separate Account A................           --        6,495            872             367       412,973       24,951
                                    ------------  -----------    -----------     -----------  ------------ ------------
TOTAL NET ASSETS................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

Investments in shares of the
 Portfolios, at cost............... $253,411,622  $40,171,440    $17,391,662     $18,112,811  $401,796,869 $106,880,820

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                             PIMCO
                                                                                         COMMODITYREAL
                                    MULTIMANAGER                             OPPENHEIMER   RETURN(R)
                                      MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY    TARGET 2015
                                      GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO   ALLOCATION*
                                    ------------ -------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,536   $16,267,403
Receivable for shares of the
 Portfolios sold...................      18,590        19,344             --         --           --            --
Receivable for policy-related
 transactions......................          --            --         30,795      6,414        6,681         2,343
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total assets....................  71,895,746    44,527,781    191,210,983  6,327,673    7,592,217    16,269,746
                                    -----------   -----------   ------------ ----------   ----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............          --            --         30,795      6,414        6,597        16,217
Payable for policy-related
 transactions......................      18,590        19,344             --         --           --            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total liabilities...............      18,590        19,344         30,795      6,414        6,597        16,217
                                    -----------   -----------   ------------ ----------   ----------   -----------
NET ASSETS......................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

NET ASSETS:
Accumulation unit values........... $71,852,482   $44,482,243   $191,089,693 $6,321,012   $7,581,710   $16,253,529
Retained by AXA Equitable in
 Separate Account A................      24,674        26,194         90,495        247        3,910            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
TOTAL NET ASSETS................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

Investments in shares of the
 Portfolios, at cost............... $82,420,234   $42,383,408   $187,984,800 $6,992,317   $9,277,322   $18,243,269

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     TEMPLETON  VANECK VIP
                                    TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND GLOBAL HARD
                                    ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND   ASSETS FUND
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $73,268,430 $83,140,788 $70,069,652 $13,369,375 $68,651,844 $17,519,935
Receivable for shares of the
 Portfolios sold...................          --          --          --          --      12,691          --
Receivable for policy-related
 transactions......................     137,502     120,287      93,506      53,504          --      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total assets....................  73,405,932  83,261,075  70,163,158  13,422,879  68,664,535  17,531,523
                                    ----------- ----------- ----------- ----------- ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     129,252     120,287      93,506      53,427          --      11,588
Payable for policy related
 transactions......................          --          --          --          --      12,691          --
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total liabilities...............     129,252     120,287      93,506      53,427      12,691      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
NET ASSETS......................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

NET ASSETS:
Accumulation unit values........... $73,264,469 $83,122,282 $70,066,775 $13,369,452 $68,651,685 $17,519,895
Retained by AXA Equitable in
 Separate Account A................      12,211      18,506       2,877          --         159          40
                                    ----------- ----------- ----------- ----------- ----------- -----------
TOTAL NET ASSETS................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

Investments in shares of the
 Portfolios, at cost............... $74,938,924 $83,165,563 $69,194,995 $14,285,045 $66,948,054 $23,024,854

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
1290 VT CONVERTIBLE SECURITIES..............................         B                  1,496

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................         B                1,012,176

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................         B                 930,061

1290 VT EQUITY INCOME.......................................         B               25,823,379

1290 VT GAMCO MERGERS & ACQUISITIONS........................         B                1,337,574

1290 VT GAMCO SMALL COMPANY VALUE...........................         B               18,031,466

1290 VT HIGH YIELD BOND.....................................         B                1,616,321

1290 VT LOW VOLATILITY GLOBAL EQUITY........................         B                  1,383

1290 VT MICRO CAP...........................................         B                 15,264

1290 VT SMALL CAP VALUE.....................................         B                 326,005

1290 VT SMARTBETA EQUITY....................................         B                 214,964

1290 VT SOCIALLY RESPONSIBLE................................         B                4,659,573

ALL ASSET GROWTH-ALT 20.....................................         B                4,100,540

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/............      CLASS 4             4,550,085

AXA 400 MANAGED VOLATILITY..................................         B                 850,301

AXA 500 MANAGED VOLATILITY..................................         B                1,206,291

AXA 2000 MANAGED VOLATILITY.................................         B                 426,079

AXA AGGRESSIVE ALLOCATION...................................         B               63,727,698

AXA BALANCED STRATEGY.......................................         A                  5,072
AXA BALANCED STRATEGY.......................................         B                8,359,099

AXA CONSERVATIVE ALLOCATION.................................         B               10,860,114

AXA CONSERVATIVE GROWTH STRATEGY............................         B                2,236,349

AXA CONSERVATIVE STRATEGY...................................         B                 767,073

AXA CONSERVATIVE-PLUS ALLOCATION............................         B               22,396,600

AXA GLOBAL EQUITY MANAGED VOLATILITY........................         B               22,342,496

AXA GROWTH STRATEGY.........................................         A                 77,971

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................         B               15,353,518

AXA INTERNATIONAL MANAGED VOLATILITY........................         B                 978,236

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................         B               13,344,088

AXA LARGE CAP CORE MANAGED VOLATILITY.......................         B                3,191,965

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................         B               23,572,133

AXA LARGE CAP VALUE MANAGED VOLATILITY......................         A               40,998,615
AXA LARGE CAP VALUE MANAGED VOLATILITY......................         B                5,137,479

AXA MID CAP VALUE MANAGED VOLATILITY........................         B               30,059,494

AXA MODERATE ALLOCATION.....................................         A               78,995,001
AXA MODERATE ALLOCATION.....................................         B               37,822,647

AXA MODERATE GROWTH STRATEGY................................         B                4,633,999

AXA MODERATE-PLUS ALLOCATION................................         B               108,553,063

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
AXA/AB DYNAMIC MODERATE GROWTH..............................         B               1,408,395

AXA/AB SMALL CAP GROWTH.....................................         A               17,292,305
AXA/AB SMALL CAP GROWTH.....................................         B               4,989,976

AXA/CLEARBRIDGE LARGE CAP GROWTH............................         B               13,209,519

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................         B               8,190,815

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............         B               1,300,093

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........         B               8,280,230

AXA/JANUS ENTERPRISE........................................         B               18,032,379

AXA/LOOMIS SAYLES GROWTH....................................         B               11,235,713

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............         B               3,999,432

CHARTER/SM/ MODERATE........................................         B                 31,408

CHARTER/SM/ MULTI-SECTOR BOND...............................         A               14,287,863
CHARTER/SM/ MULTI-SECTOR BOND...............................         B               6,696,576

CHARTER/SM/ SMALL CAP GROWTH................................         B               3,551,251

CHARTER/SM/ SMALL CAP VALUE.................................         B               6,301,009

EQ/AMERICAN CENTURY MID CAP VALUE...........................         B               4,427,454

EQ/BLACKROCK BASIC VALUE EQUITY.............................         B               34,107,861

EQ/CAPITAL GUARDIAN RESEARCH................................         B               8,919,892

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.............         B               4,085,857

EQ/COMMON STOCK INDEX.......................................         A               64,314,690
EQ/COMMON STOCK INDEX.......................................         B               5,735,157

EQ/CORE BOND INDEX..........................................         B               11,686,529

EQ/EMERGING MARKETS EQUITY PLUS.............................         B               1,598,536

EQ/EQUITY 500 INDEX.........................................         A               26,424,371
EQ/EQUITY 500 INDEX.........................................         B               12,728,092

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP..................         B               12,828,831

EQ/FRANKLIN RISING DIVIDENDS................................         B                 53,647

EQ/GLOBAL BOND PLUS.........................................         B               5,621,552

EQ/GOLDMAN SACHS MID CAP VALUE..............................         B               3,337,199

EQ/INTERMEDIATE GOVERNMENT BOND.............................         A               3,815,233
EQ/INTERMEDIATE GOVERNMENT BOND.............................         B               1,156,424

EQ/INTERNATIONAL EQUITY INDEX...............................         A               34,976,684
EQ/INTERNATIONAL EQUITY INDEX...............................         B               3,665,719

EQ/INVESCO COMSTOCK.........................................         B               7,040,224

EQ/INVESCO GLOBAL REAL ESTATE...............................         B               5,711,734

EQ/INVESCO INTERNATIONAL GROWTH.............................         B               2,288,434

EQ/IVY ENERGY...............................................         B               9,760,696

EQ/IVY MID CAP GROWTH.......................................         B               13,512,102

EQ/JPMORGAN VALUE OPPORTUNITIES.............................         B               9,745,530

EQ/LARGE CAP GROWTH INDEX...................................         B               21,857,527

EQ/LARGE CAP VALUE INDEX....................................         B               10,865,261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
EQ/LAZARD EMERGING MARKETS EQUITY...........................         B               10,820,148

EQ/MFS INTERNATIONAL GROWTH.................................         B               22,106,765

EQ/MFS INTERNATIONAL VALUE..................................         B               18,483,863

EQ/MFS TECHNOLOGY...........................................         B               9,420,856

EQ/MFS UTILITIES SERIES.....................................         B               3,826,084

EQ/MID CAP INDEX............................................         B               49,366,323

EQ/MONEY MARKET.............................................         A               40,463,599
EQ/MONEY MARKET.............................................         B               33,470,674

EQ/OPPENHEIMER GLOBAL.......................................         B               10,177,294

EQ/PIMCO GLOBAL REAL RETURN.................................         B               4,074,369

EQ/PIMCO ULTRA SHORT BOND...................................         A                 10,837
EQ/PIMCO ULTRA SHORT BOND...................................         B               7,927,018

EQ/QUALITY BOND PLUS........................................         A               6,666,918
EQ/QUALITY BOND PLUS........................................         B               2,253,855

EQ/SMALL COMPANY INDEX......................................         B               29,023,874

EQ/T. ROWE PRICE GROWTH STOCK...............................         B               15,117,340

EQ/UBS GROWTH & INCOME......................................         B               4,378,096

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................  SERVICE CLASS 2         620,076

FIDELITY(R) VIP MID CAP PORTFOLIO...........................  SERVICE CLASS 2        1,770,087

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................     SERIES II           2,046,965

INVESCO V.I. HIGH YIELD FUND................................     SERIES II           8,033,211

INVESCO V.I. MID CAP CORE EQUITY FUND.......................     SERIES II           1,848,251

INVESCO V.I. SMALL CAP EQUITY FUND..........................     SERIES II            586,278

IVY VIP HIGH INCOME.........................................     CLASS II            71,105,232

IVY VIP SMALL CAP GROWTH....................................     CLASS II            4,004,718

MFS(R) INVESTORS TRUST SERIES...............................   SERVICE CLASS          628,875

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......   SERVICE CLASS         1,052,243

MULTIMANAGER AGGRESSIVE EQUITY..............................         A               10,288,839
MULTIMANAGER AGGRESSIVE EQUITY..............................         B                472,192

MULTIMANAGER CORE BOND......................................         B               10,797,072

MULTIMANAGER MID CAP GROWTH.................................         B               9,031,463

MULTIMANAGER MID CAP VALUE..................................         B               3,397,008

MULTIMANAGER TECHNOLOGY.....................................         B               8,107,870

OPPENHEIMER MAIN STREET FUND(R)/VA..........................   SERVICE CLASS          238,448

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............   ADVISOR CLASS         1,245,572

TARGET 2015 ALLOCATION......................................         B               2,026,412

TARGET 2025 ALLOCATION......................................         B               7,173,219

TARGET 2035 ALLOCATION......................................         B               7,791,812

TARGET 2045 ALLOCATION......................................         B               6,556,618

TARGET 2055 ALLOCATION......................................         B               1,324,065

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------

TEMPLETON GLOBAL BOND VIP FUND..............................      CLASS 2             4,079,135

VANECK VIP GLOBAL HARD ASSETS FUND..........................      CLASS S             1,070,246

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                       UNITS
                                                             CONTRACT                               OUTSTANDING
                                                             CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                             -------- -----------------  ---------- -----------
1290 VT CONVERTIBLE SECURITIES..............................  1.25%           B           $ 94.52        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.50%           B           $114.83         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.70%           B           $113.53        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.80%           B           $112.88        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.90%           B           $112.24         2
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.95%           B           $111.92         3
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.00%           B           $111.61        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.10%           B           $110.97         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.20%           B           $110.34        51
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.25%           B           $110.02         9
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.34%           B           $109.46        30

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.50%           B           $104.22         6
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.70%           B           $103.46        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.80%           B           $103.08         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.90%           B           $102.71         5
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.00%           B           $102.33        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.10%           B           $101.95         3
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.20%           B           $101.58        63
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.25%           B           $101.39         9

1290 VT EQUITY INCOME.......................................  0.50%           B           $212.58        27
1290 VT EQUITY INCOME.......................................  0.70%           B           $206.58         2
1290 VT EQUITY INCOME.......................................  0.80%           B           $298.25         1
1290 VT EQUITY INCOME.......................................  0.90%           B           $200.74        21
1290 VT EQUITY INCOME.......................................  0.95%           B           $199.31        12
1290 VT EQUITY INCOME.......................................  1.00%           B           $197.89        --
1290 VT EQUITY INCOME.......................................  1.10%           B           $195.06         7
1290 VT EQUITY INCOME.......................................  1.20%           B           $192.27       127
1290 VT EQUITY INCOME.......................................  1.25%           B           $137.40        24
1290 VT EQUITY INCOME.......................................  1.30%           B           $154.62         3
1290 VT EQUITY INCOME.......................................  1.34%           B           $188.43       286
1290 VT EQUITY INCOME.......................................  1.35%           B           $188.16        --
1290 VT EQUITY INCOME.......................................  1.45%           B           $185.46        --

1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.50%           B           $169.90        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.70%           B           $165.29        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.90%           B           $160.80         6
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.95%           B           $159.70         7
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.10%           B           $156.42         3
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.20%           B           $154.27         5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                      CONTRACT                               OUTSTANDING
                                      CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                      -------- -----------------  ---------- -----------
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.25%           B           $123.17         11
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.30%           B           $133.94         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.25          1
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.31         71
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.35%           B           $151.10         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.45%           B           $149.02         --

1290 VT GAMCO SMALL COMPANY VALUE....  0.00%           B           $117.65          5
1290 VT GAMCO SMALL COMPANY VALUE....  0.40%           B           $172.22          7
1290 VT GAMCO SMALL COMPANY VALUE....  0.50%           B           $346.34         15
1290 VT GAMCO SMALL COMPANY VALUE....  0.70%           B           $336.56         12
1290 VT GAMCO SMALL COMPANY VALUE....  0.80%           B           $391.78          8
1290 VT GAMCO SMALL COMPANY VALUE....  0.90%           B           $327.05        140
1290 VT GAMCO SMALL COMPANY VALUE....  0.95%           B           $324.72         30
1290 VT GAMCO SMALL COMPANY VALUE....  1.00%           B           $322.40          5
1290 VT GAMCO SMALL COMPANY VALUE....  1.10%           B           $317.80         37
1290 VT GAMCO SMALL COMPANY VALUE....  1.20%           B           $313.25      1,106
1290 VT GAMCO SMALL COMPANY VALUE....  1.25%           B           $198.94        234
1290 VT GAMCO SMALL COMPANY VALUE....  1.30%           B           $234.87          8
1290 VT GAMCO SMALL COMPANY VALUE....  1.34%           B           $307.00      1,386
1290 VT GAMCO SMALL COMPANY VALUE....  1.35%           B           $306.55          2
1290 VT GAMCO SMALL COMPANY VALUE....  1.45%           B           $302.16          1

1290 VT HIGH YIELD BOND..............  0.50%           B           $114.11          2
1290 VT HIGH YIELD BOND..............  0.70%           B           $112.81          1
1290 VT HIGH YIELD BOND..............  0.80%           B           $112.17         --
1290 VT HIGH YIELD BOND..............  0.90%           B           $111.54          2
1290 VT HIGH YIELD BOND..............  0.95%           B           $111.22          2
1290 VT HIGH YIELD BOND..............  1.00%           B           $110.91         --
1290 VT HIGH YIELD BOND..............  1.10%           B           $110.27          2
1290 VT HIGH YIELD BOND..............  1.20%           B           $109.64         76
1290 VT HIGH YIELD BOND..............  1.25%           B           $109.33         15
1290 VT HIGH YIELD BOND..............  1.34%           B           $108.77         33
1290 VT HIGH YIELD BOND..............  1.45%           B           $108.09         --

1290 VT LOW VOLATILITY GLOBAL EQUITY.  1.25%           B           $ 96.35         --

1290 VT MICRO CAP....................  1.25%           B           $ 87.68          2

1290 VT SMALL CAP VALUE..............  0.50%           B           $107.20          8
1290 VT SMALL CAP VALUE..............  0.70%           B           $106.42         --
1290 VT SMALL CAP VALUE..............  0.80%           B           $106.03         --
1290 VT SMALL CAP VALUE..............  0.90%           B           $105.64          1
1290 VT SMALL CAP VALUE..............  1.00%           B           $105.26         --
1290 VT SMALL CAP VALUE..............  1.10%           B           $104.87         --
1290 VT SMALL CAP VALUE..............  1.20%           B           $104.48         16
1290 VT SMALL CAP VALUE..............  1.25%           B           $104.29          3

1290 VT SMARTBETA EQUITY.............  0.50%           B           $114.48          1
1290 VT SMARTBETA EQUITY.............  0.80%           B           $113.23         --
1290 VT SMARTBETA EQUITY.............  0.90%           B           $112.81          2
1290 VT SMARTBETA EQUITY.............  1.00%           B           $112.40         --
1290 VT SMARTBETA EQUITY.............  1.10%           B           $111.99         --
1290 VT SMARTBETA EQUITY.............  1.20%           B           $111.58         18
1290 VT SMARTBETA EQUITY.............  1.25%           B           $111.37          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
1290 VT SOCIALLY RESPONSIBLE...........................  0.00%           B           $127.24         6
1290 VT SOCIALLY RESPONSIBLE...........................  0.40%           B           $192.22         4
1290 VT SOCIALLY RESPONSIBLE...........................  0.50%           B           $164.64         2
1290 VT SOCIALLY RESPONSIBLE...........................  0.70%           B           $179.21         1
1290 VT SOCIALLY RESPONSIBLE...........................  0.80%           B           $348.03        --
1290 VT SOCIALLY RESPONSIBLE...........................  0.90%           B           $172.35         9
1290 VT SOCIALLY RESPONSIBLE...........................  0.95%           B           $218.83         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.00%           B           $169.02        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.10%           B           $165.73         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.20%           B           $162.51        89
1290 VT SOCIALLY RESPONSIBLE...........................  1.25%           B           $162.21         4
1290 VT SOCIALLY RESPONSIBLE...........................  1.30%           B           $178.18        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.34%           B           $158.11       197
1290 VT SOCIALLY RESPONSIBLE...........................  1.45%           B           $200.53        --

ALL ASSET GROWTH-ALT 20................................  0.50%           B           $163.89         2
ALL ASSET GROWTH-ALT 20................................  0.70%           B           $160.84         2
ALL ASSET GROWTH-ALT 20................................  0.80%           B           $159.34         2
ALL ASSET GROWTH-ALT 20................................  0.90%           B           $157.85        18
ALL ASSET GROWTH-ALT 20................................  0.95%           B           $157.12         6
ALL ASSET GROWTH-ALT 20................................  1.00%           B           $156.38         3
ALL ASSET GROWTH-ALT 20................................  1.10%           B           $154.92         7
ALL ASSET GROWTH-ALT 20................................  1.20%           B           $153.46       287
ALL ASSET GROWTH-ALT 20................................  1.25%           B           $152.74        12
ALL ASSET GROWTH-ALT 20................................  1.34%           B           $151.45       157
ALL ASSET GROWTH-ALT 20................................  1.45%           B           $149.89        --

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.50%        CLASS 4        $104.33        16
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.70%        CLASS 4        $103.15         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.80%        CLASS 4        $102.57         3
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.90%        CLASS 4        $101.99        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.95%        CLASS 4        $101.70        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.00%        CLASS 4        $101.41         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.10%        CLASS 4        $100.83        15
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.20%        CLASS 4        $100.26       244
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.25%        CLASS 4        $ 99.97        52
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.34%        CLASS 4        $ 99.46        90
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.45%        CLASS 4        $ 98.83        --

AXA 400 MANAGED VOLATILITY.............................  0.40%           B           $172.07         4
AXA 400 MANAGED VOLATILITY.............................  0.50%           B           $183.77        --
AXA 400 MANAGED VOLATILITY.............................  0.70%           B           $203.61        --
AXA 400 MANAGED VOLATILITY.............................  0.80%           B           $179.00        --
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $177.44         1
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $200.22         2
AXA 400 MANAGED VOLATILITY.............................  0.95%           B           $199.38         1
AXA 400 MANAGED VOLATILITY.............................  1.10%           B           $174.35         6
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $172.82        37
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $195.22        --
AXA 400 MANAGED VOLATILITY.............................  1.25%           B           $194.41         3
AXA 400 MANAGED VOLATILITY.............................  1.34%           B           $192.93        30
AXA 400 MANAGED VOLATILITY.............................  1.45%           B           $144.84        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA 500 MANAGED VOLATILITY.............................  0.50%           B           $205.04          1
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $201.48         --
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $225.01         --
AXA 500 MANAGED VOLATILITY.............................  0.80%           B           $199.72         --
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $197.98          4
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $221.26          3
AXA 500 MANAGED VOLATILITY.............................  0.95%           B           $220.34          1
AXA 500 MANAGED VOLATILITY.............................  1.00%           B           $196.26         --
AXA 500 MANAGED VOLATILITY.............................  1.10%           B           $194.54          8
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $192.83         57
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $215.74          3
AXA 500 MANAGED VOLATILITY.............................  1.25%           B           $214.84          9
AXA 500 MANAGED VOLATILITY.............................  1.34%           B           $213.21         43

AXA 2000 MANAGED VOLATILITY............................  0.50%           B           $171.46          2
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $168.48         --
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $198.56         --
AXA 2000 MANAGED VOLATILITY............................  0.80%           B           $167.01         --
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $165.56          1
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $195.26          2
AXA 2000 MANAGED VOLATILITY............................  0.95%           B           $194.44          1
AXA 2000 MANAGED VOLATILITY............................  1.10%           B           $162.68          1
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $161.25         21
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $190.38          1
AXA 2000 MANAGED VOLATILITY............................  1.25%           B           $189.59          2
AXA 2000 MANAGED VOLATILITY............................  1.34%           B           $188.15         14

AXA AGGRESSIVE ALLOCATION..............................  0.50%           B           $218.14         34
AXA AGGRESSIVE ALLOCATION..............................  0.70%           B           $211.53          9
AXA AGGRESSIVE ALLOCATION..............................  0.80%           B           $254.96          5
AXA AGGRESSIVE ALLOCATION..............................  0.90%           B           $205.14        325
AXA AGGRESSIVE ALLOCATION..............................  0.95%           B           $203.56         67
AXA AGGRESSIVE ALLOCATION..............................  1.00%           B           $202.01          3
AXA AGGRESSIVE ALLOCATION..............................  1.10%           B           $198.92         88
AXA AGGRESSIVE ALLOCATION..............................  1.20%           B           $195.86      1,094
AXA AGGRESSIVE ALLOCATION..............................  1.25%           B           $120.24         40
AXA AGGRESSIVE ALLOCATION..............................  1.30%           B           $135.08         12
AXA AGGRESSIVE ALLOCATION..............................  1.34%           B           $191.68      1,648
AXA AGGRESSIVE ALLOCATION..............................  1.35%           B           $191.38          1
AXA AGGRESSIVE ALLOCATION..............................  1.45%           B           $188.44          1

AXA BALANCED STRATEGY..................................  1.25%           A           $141.19          1
AXA BALANCED STRATEGY..................................  0.50%           B           $132.50         25
AXA BALANCED STRATEGY..................................  0.70%           B           $130.74          1
AXA BALANCED STRATEGY..................................  0.80%           B           $129.86         --
AXA BALANCED STRATEGY..................................  0.90%           B           $129.00          8
AXA BALANCED STRATEGY..................................  0.95%           B           $128.57          1
AXA BALANCED STRATEGY..................................  1.00%           B           $128.14          1
AXA BALANCED STRATEGY..................................  1.10%           B           $127.28          7
AXA BALANCED STRATEGY..................................  1.20%           B           $126.43         90
AXA BALANCED STRATEGY..................................  1.25%           B           $126.00         45
AXA BALANCED STRATEGY..................................  1.25%           B           $151.22         86
AXA BALANCED STRATEGY..................................  1.30%           B           $150.50        501

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA BALANCED STRATEGY..................................  1.34%           B           $125.24        69
AXA BALANCED STRATEGY..................................  1.45%           B           $124.32         1

AXA CONSERVATIVE ALLOCATION............................  0.50%           B           $147.27         9
AXA CONSERVATIVE ALLOCATION............................  0.70%           B           $142.81         3
AXA CONSERVATIVE ALLOCATION............................  0.80%           B           $138.00         1
AXA CONSERVATIVE ALLOCATION............................  0.90%           B           $138.49        52
AXA CONSERVATIVE ALLOCATION............................  0.95%           B           $137.43        38
AXA CONSERVATIVE ALLOCATION............................  1.00%           B           $136.38        --
AXA CONSERVATIVE ALLOCATION............................  1.10%           B           $134.29        28
AXA CONSERVATIVE ALLOCATION............................  1.20%           B           $132.23       222
AXA CONSERVATIVE ALLOCATION............................  1.25%           B           $113.59       147
AXA CONSERVATIVE ALLOCATION............................  1.30%           B           $116.63        12
AXA CONSERVATIVE ALLOCATION............................  1.34%           B           $129.41       245
AXA CONSERVATIVE ALLOCATION............................  1.45%           B           $127.22        --

AXA CONSERVATIVE GROWTH STRATEGY.......................  0.50%           B           $125.40         7
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.70%           B           $123.73        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.80%           B           $122.91        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.90%           B           $122.09         2
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.95%           B           $121.68         4
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.00%           B           $121.28        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.10%           B           $120.46         6
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.20%           B           $119.65        50
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $119.25        72
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $140.97        19
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.30%           B           $140.30        44
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.34%           B           $118.53        36

AXA CONSERVATIVE STRATEGY..............................  0.50%           B           $111.74        12
AXA CONSERVATIVE STRATEGY..............................  0.70%           B           $110.25        --
AXA CONSERVATIVE STRATEGY..............................  0.80%           B           $109.52        --
AXA CONSERVATIVE STRATEGY..............................  0.90%           B           $108.79         2
AXA CONSERVATIVE STRATEGY..............................  0.95%           B           $108.43         1
AXA CONSERVATIVE STRATEGY..............................  1.10%           B           $107.34         2
AXA CONSERVATIVE STRATEGY..............................  1.20%           B           $106.62        18
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $106.26         8
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $120.17         6
AXA CONSERVATIVE STRATEGY..............................  1.30%           B           $119.60        20
AXA CONSERVATIVE STRATEGY..............................  1.34%           B           $105.62        11

AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.50%           B           $164.35        23
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.70%           B           $159.37         6
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.80%           B           $165.48         2
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.90%           B           $154.55       127
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.95%           B           $153.37        27
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.00%           B           $152.20         1
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.10%           B           $149.87        42
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.20%           B           $147.57       523
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.25%           B           $116.84       137
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.30%           B           $122.86        12
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.34%           B           $144.41       502
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.35%           B           $144.19        --
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.45%           B           $141.98        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.50%           B           $330.79         1
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $244.46        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $399.54         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.80%           B           $245.62        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $383.39        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $454.75         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.95%           B           $334.59        29
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.00%           B           $375.57        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.10%           B           $367.87         9
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $340.25       136
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $360.30        34
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.25%           B           $102.54        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.30%           B           $140.04         3
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $232.06       990
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $375.33        18
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.35%           B           $349.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.45%           B           $323.07         1

AXA GROWTH STRATEGY....................................  1.10%           A           $162.72         6
AXA GROWTH STRATEGY....................................  1.25%           A           $160.44         2

AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.40%           B           $ 93.00         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.50%           B           $123.39         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.70%           B           $133.97         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.80%           B           $181.33        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.90%           B           $128.85        58
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.95%           B           $156.76        31
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.00%           B           $126.36        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.10%           B           $123.91        12
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.20%           B           $121.50       314
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.25%           B           $ 79.44        20
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.30%           B           $ 91.84         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.34%           B           $118.21       767
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.45%           B           $143.78        --

AXA INTERNATIONAL MANAGED VOLATILITY...................  0.50%           B           $115.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.70%           B           $121.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.80%           B           $112.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $111.58        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $119.36         6
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.95%           B           $118.86         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.00%           B           $110.61        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.10%           B           $109.64         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $108.68        56
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $116.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.25%           B           $115.90         3
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.34%           B           $115.02        34

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.40%           B           $118.95        36
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.50%           B           $119.10         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.70%           B           $142.39         4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.80%           B           $177.20        --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.90%           B           $136.94        48
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.95%           B           $135.61        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.00%           B           $134.29         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.10%           B           $131.69          8
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.20%           B           $129.12        101
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.25%           B           $ 74.01         18
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.30%           B           $ 85.27          3
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.34%           B           $125.63        954
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.35%           B           $125.38          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.45%           B           $134.61         --

AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.50%           B           $185.87          1
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.70%           B           $189.94         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.80%           B           $321.03         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.90%           B           $182.67          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.95%           B           $180.90          8
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.00%           B           $179.15         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.10%           B           $175.67          2
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.20%           B           $172.25         33
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.25%           B           $153.62          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.30%           B           $167.54         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.34%           B           $167.59        122
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.35%           B           $167.26         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.45%           B           $164.01         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.50%           B           $142.10          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.70%           B           $245.25          8
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.80%           B           $361.87         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $210.72         21
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $235.34         63
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.95%           B           $197.81         93
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.00%           B           $230.54          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.10%           B           $225.81         16
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $212.39        243
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $221.17         34
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.25%           B           $194.08         13
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.30%           B           $222.77          5
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.34%           B           $321.14      1,752
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.35%           B           $214.40          3
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.45%           B           $201.67          4

AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.70%           A           $189.54          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           A           $182.29         49
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           A           $171.89         28
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.34%           A           $167.24      3,755
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.35%           A           $166.91          8
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.45%           A           $175.06          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.40%           B           $169.93         22
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.50%           B           $209.65          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.80%           B           $295.70         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           B           $179.93         26
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.95%           B           $188.97        111
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.00%           B           $178.76         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $173.03          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $175.30         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $169.66        273

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $171.89          2
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.25%           B           $110.44         19
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.30%           B           $121.43          7

AXA MID CAP VALUE MANAGED VOLATILITY...................  0.50%           B           $299.72          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.70%           B           $234.39          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.80%           B           $337.73         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $224.92         27
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $278.34         10
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.95%           B           $281.39         46
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.00%           B           $220.33         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.10%           B           $215.81          7
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $210.72        159
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $211.37         25
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.25%           B           $134.56         21
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.30%           B           $153.84          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.34%           B           $259.06      1,341
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.35%           B           $204.90          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.45%           B           $200.08          1

AXA MODERATE ALLOCATION................................  0.70%           A           $220.17         23
AXA MODERATE ALLOCATION+...............................  0.70%           A           $220.59          1
AXA MODERATE ALLOCATION................................  0.90%           A           $258.46        260
AXA MODERATE ALLOCATION+...............................  0.90%           A           $261.58         21
AXA MODERATE ALLOCATION................................  1.20%           A           $223.14         35
AXA MODERATE ALLOCATION+...............................  1.34%           A           $ 82.34      9,111
AXA MODERATE ALLOCATION................................  1.35%           A           $259.03        691
AXA MODERATE ALLOCATION................................  1.35%           A           $260.67         11
AXA MODERATE ALLOCATION................................  1.45%           A           $164.87          3
AXA MODERATE ALLOCATION................................  0.40%           B           $128.68         24
AXA MODERATE ALLOCATION................................  0.50%           B           $160.10         86
AXA MODERATE ALLOCATION................................  0.70%           B           $169.14         --
AXA MODERATE ALLOCATION................................  0.80%           B           $179.05         10
AXA MODERATE ALLOCATION+...............................  0.90%           B           $164.63          8
AXA MODERATE ALLOCATION................................  0.90%           B           $181.03         72
AXA MODERATE ALLOCATION................................  0.95%           B           $161.10        108
AXA MODERATE ALLOCATION................................  1.00%           B           $177.21          3
AXA MODERATE ALLOCATION................................  1.10%           B           $156.44        189
AXA MODERATE ALLOCATION................................  1.20%           B           $167.87      2,152
AXA MODERATE ALLOCATION................................  1.25%           B           $114.89        308
AXA MODERATE ALLOCATION................................  1.30%           B           $124.30         73

AXA MODERATE GROWTH STRATEGY...........................  0.50%           B           $140.11         43
AXA MODERATE GROWTH STRATEGY...........................  0.70%           B           $138.24          1
AXA MODERATE GROWTH STRATEGY...........................  0.80%           B           $137.32         --
AXA MODERATE GROWTH STRATEGY...........................  0.90%           B           $136.41         17
AXA MODERATE GROWTH STRATEGY...........................  0.95%           B           $135.95          4
AXA MODERATE GROWTH STRATEGY...........................  1.00%           B           $135.50          1
AXA MODERATE GROWTH STRATEGY...........................  1.10%           B           $134.59         16
AXA MODERATE GROWTH STRATEGY...........................  1.20%           B           $133.69        280
AXA MODERATE GROWTH STRATEGY...........................  1.25%           B           $133.24         61
AXA MODERATE GROWTH STRATEGY...........................  1.34%           B           $132.43        116
AXA MODERATE GROWTH STRATEGY...........................  1.45%           B           $131.46         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA MODERATE-PLUS ALLOCATION...........................  0.50%           B           $201.87         26
AXA MODERATE-PLUS ALLOCATION...........................  0.70%           B           $195.76         23
AXA MODERATE-PLUS ALLOCATION...........................  0.80%           B           $214.21          9
AXA MODERATE-PLUS ALLOCATION...........................  0.90%           B           $189.84        431
AXA MODERATE-PLUS ALLOCATION...........................  0.95%           B           $188.39        165
AXA MODERATE-PLUS ALLOCATION...........................  1.00%           B           $186.95          3
AXA MODERATE-PLUS ALLOCATION...........................  1.10%           B           $184.08        170
AXA MODERATE-PLUS ALLOCATION...........................  1.20%           B           $181.26      1,843
AXA MODERATE-PLUS ALLOCATION...........................  1.25%           B           $119.33        145
AXA MODERATE-PLUS ALLOCATION...........................  1.30%           B           $130.87         69
AXA MODERATE-PLUS ALLOCATION...........................  1.34%           B           $177.39      3,194
AXA MODERATE-PLUS ALLOCATION...........................  1.35%           B           $177.11          4
AXA MODERATE-PLUS ALLOCATION...........................  1.45%           B           $174.39          1

AXA/AB DYNAMIC MODERATE GROWTH.........................  0.50%           B           $134.41         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.70%           B           $132.62         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.80%           B           $131.73          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.90%           B           $130.86          3
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.95%           B           $130.42          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.00%           B           $129.98          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.10%           B           $129.11          9
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.20%           B           $128.25         71
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.25%           B           $127.82         16
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.34%           B           $127.05         25

AXA/AB SMALL CAP GROWTH................................  0.70%           A           $339.42          3
AXA/AB SMALL CAP GROWTH................................  0.90%           A           $418.36         16
AXA/AB SMALL CAP GROWTH................................  1.20%           A           $391.74          8
AXA/AB SMALL CAP GROWTH................................  1.34%           A           $379.89        675
AXA/AB SMALL CAP GROWTH................................  1.35%           A           $379.05          3
AXA/AB SMALL CAP GROWTH................................  1.45%           A           $272.38          1
AXA/AB SMALL CAP GROWTH................................  0.50%           B           $224.46         21
AXA/AB SMALL CAP GROWTH................................  0.70%           B           $364.61         --
AXA/AB SMALL CAP GROWTH................................  0.80%           B           $399.30          1
AXA/AB SMALL CAP GROWTH................................  0.90%           B           $295.87          4
AXA/AB SMALL CAP GROWTH................................  0.95%           B           $347.26         30
AXA/AB SMALL CAP GROWTH................................  1.00%           B           $375.25         --
AXA/AB SMALL CAP GROWTH................................  1.10%           B           $337.23          5
AXA/AB SMALL CAP GROWTH................................  1.20%           B           $277.41        161
AXA/AB SMALL CAP GROWTH................................  1.25%           B           $175.59         42
AXA/AB SMALL CAP GROWTH................................  1.30%           B           $210.32          3

AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.70%           B           $235.14          5
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.90%           B           $226.14         26
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.95%           B           $223.95         24
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.10%           B           $217.47         15
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.20%           B           $213.24         51
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.25%           B           $215.59         39
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.30%           B           $246.16          2
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.34%           B           $207.47        499
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.35%           B           $207.06          1
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.45%           B           $203.03         --

AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.40%           B           $136.78         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.50%           B           $152.04         9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.70%           B           $148.32         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.80%           B           $226.10         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.90%           B           $144.68        17
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.95%           B           $143.79        23
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.00%           B           $142.90        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.10%           B           $141.13        15
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.20%           B           $139.38       113
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.25%           B           $127.54        54
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.30%           B           $135.72         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.34%           B           $136.97       358
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.45%           B           $135.10         1

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.50%           B           $166.02         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.70%           B           $161.95        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.80%           B           $331.31        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.90%           B           $157.98         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.95%           B           $157.01         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.00%           B           $156.04        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.10%           B           $154.10         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.20%           B           $152.19        19
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.25%           B           $126.62         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.30%           B           $143.61         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.34%           B           $149.56        79

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.50%           B           $129.09        10
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.70%           B           $126.10        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.80%           B           $240.27         1
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.90%           B           $123.18        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.95%           B           $122.46        17
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.00%           B           $235.53        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.10%           B           $135.28        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.20%           B           $118.91       133
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.25%           B           $117.18        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.30%           B           $117.83        11
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.34%           B           $116.97       324

AXA/JANUS ENTERPRISE...................................  0.40%           B           $156.91         4
AXA/JANUS ENTERPRISE...................................  0.50%           B           $267.67         3
AXA/JANUS ENTERPRISE...................................  0.70%           B           $260.40         4
AXA/JANUS ENTERPRISE...................................  0.80%           B           $323.65         2
AXA/JANUS ENTERPRISE...................................  0.90%           B           $253.33        76
AXA/JANUS ENTERPRISE...................................  0.95%           B           $251.59        14
AXA/JANUS ENTERPRISE...................................  1.00%           B           $249.86         2
AXA/JANUS ENTERPRISE...................................  1.10%           B           $246.43        18
AXA/JANUS ENTERPRISE...................................  1.20%           B           $243.04       443
AXA/JANUS ENTERPRISE...................................  1.25%           B           $158.01       139
AXA/JANUS ENTERPRISE...................................  1.30%           B           $186.67         3
AXA/JANUS ENTERPRISE...................................  1.34%           B           $238.38       571
AXA/JANUS ENTERPRISE...................................  1.35%           B           $238.05         1
AXA/JANUS ENTERPRISE...................................  1.45%           B           $234.77        --

AXA/LOOMIS SAYLES GROWTH...............................  0.40%           B           $208.34         3
AXA/LOOMIS SAYLES GROWTH...............................  0.50%           B           $312.98         3
AXA/LOOMIS SAYLES GROWTH...............................  0.70%           B           $304.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/LOOMIS SAYLES GROWTH...............................  0.80%           B           $356.37        --
AXA/LOOMIS SAYLES GROWTH...............................  0.90%           B           $295.55        16
AXA/LOOMIS SAYLES GROWTH...............................  0.95%           B           $293.44         8
AXA/LOOMIS SAYLES GROWTH...............................  1.00%           B           $291.35        --
AXA/LOOMIS SAYLES GROWTH...............................  1.10%           B           $287.18         6
AXA/LOOMIS SAYLES GROWTH...............................  1.20%           B           $283.07        26
AXA/LOOMIS SAYLES GROWTH...............................  1.25%           B           $222.96        65
AXA/LOOMIS SAYLES GROWTH...............................  1.30%           B           $245.26         1
AXA/LOOMIS SAYLES GROWTH...............................  1.34%           B           $277.43       184
AXA/LOOMIS SAYLES GROWTH...............................  1.35%           B           $277.02        --
AXA/LOOMIS SAYLES GROWTH...............................  1.45%           B           $273.06        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.50%           B           $132.07         2
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.70%           B           $128.83         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.80%           B           $236.00         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.90%           B           $125.67        13
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.95%           B           $124.89         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.00%           B           $124.12        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.10%           B           $122.59         5
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.20%           B           $121.06       127
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.25%           B           $103.82        11
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.30%           B           $115.98         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.34%           B           $118.97       181
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.45%           B           $117.35        --

CHARTER/SM/ MODERATE...................................  0.50%           B           $100.07        --
CHARTER/SM/ MODERATE...................................  0.80%           B           $ 99.57        --
CHARTER/SM/ MODERATE...................................  0.90%           B           $ 99.40        --
CHARTER/SM/ MODERATE...................................  1.10%           B           $ 99.07        --
CHARTER/SM/ MODERATE...................................  1.20%           B           $ 98.90        --
CHARTER/SM/ MODERATE...................................  1.25%           B           $ 98.82         2

CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           A           $120.45         2
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           A           $154.48        20
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           A           $126.37         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.34%           A           $165.43       292
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.35%           A           $176.18         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.45%           A           $ 95.93        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.50%           B           $136.65         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           B           $125.97        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.80%           B           $129.02        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           B           $104.46         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.95%           B           $119.98        44
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.00%           B           $139.73        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.10%           B           $116.52        14
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           B           $ 97.82       147
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.25%           B           $ 90.93        24
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.30%           B           $ 94.53         3

CHARTER/SM/ SMALL CAP GROWTH...........................  0.50%           B           $214.31         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.70%           B           $208.25         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.80%           B           $313.24        --
CHARTER/SM/ SMALL CAP GROWTH...........................  0.90%           B           $202.37         4
CHARTER/SM/ SMALL CAP GROWTH...........................  0.95%           B           $200.92         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH...........................  1.00%           B           $199.49         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.10%           B           $196.64          2
CHARTER/SM/ SMALL CAP GROWTH...........................  1.20%           B           $193.82         14
CHARTER/SM/ SMALL CAP GROWTH...........................  1.25%           B           $131.08         11
CHARTER/SM/ SMALL CAP GROWTH...........................  1.30%           B           $149.73         --
CHARTER/SM/ SMALL CAP GROWTH+..........................  1.34%           B           $188.81         10
CHARTER/SM/ SMALL CAP GROWTH...........................  1.34%           B           $189.96        175
CHARTER/SM/ SMALL CAP GROWTH...........................  1.35%           B           $189.68         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.45%           B           $186.96         --

CHARTER/SM/ SMALL CAP VALUE............................  0.50%           B           $262.38          1
CHARTER/SM/ SMALL CAP VALUE............................  0.70%           B           $268.26          1
CHARTER/SM/ SMALL CAP VALUE............................  0.80%           B           $295.41         --
CHARTER/SM/ SMALL CAP VALUE............................  0.90%           B           $257.99          9
CHARTER/SM/ SMALL CAP VALUE............................  0.95%           B           $201.61         16
CHARTER/SM/ SMALL CAP VALUE............................  1.10%           B           $248.10          1
CHARTER/SM /SMALL CAP VALUE............................  1.20%           B           $243.27         23
CHARTER/SM/ SMALL CAP VALUE............................  1.25%           B           $109.45          2
CHARTER/SM /SMALL CAP VALUE............................  1.30%           B           $119.22         --
CHARTER/SM/ SMALL CAP VALUE+...........................  1.34%           B           $234.82         13
CHARTER/SM/ SMALL CAP VALUE............................  1.34%           B           $236.69        337
CHARTER/SM/ SMALL CAP VALUE............................  1.35%           B           $236.22         --
CHARTER/SM/ SMALL CAP VALUE............................  1.45%           B           $181.61         --

EQ/AMERICAN CENTURY MID CAP VALUE......................  0.00%           B           $117.64          5
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.50%           B           $208.22         22
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.70%           B           $204.60         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.80%           B           $202.82          7
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.90%           B           $201.05          6
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.00%           B           $199.30         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.10%           B           $197.55          4
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.20%           B           $195.82        368
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.25%           B           $ 89.26          1

EQ/BLACKROCK BASIC VALUE EQUITY........................  0.50%           B           $254.55         15
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.70%           B           $312.13          8
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.80%           B           $290.48          5
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $292.62         16
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $299.51         84
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.95%           B           $247.67         49
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.00%           B           $293.40          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.10%           B           $287.38         23
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $279.35        738
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $281.48         81
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.25%           B           $135.73        208
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.30%           B           $153.47          6
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.34%           B           $354.08      1,072
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.35%           B           $272.86          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.45%           B           $265.24          1

EQ/CAPITAL GUARDIAN RESEARCH...........................  0.70%           B           $277.86          2
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.90%           B           $267.23         12
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.95%           B           $264.63         26
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.10%           B           $256.98          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.20%           B           $251.98        103
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.25%           B           $176.19        175
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.30%           B           $191.83          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.34%           B           $245.16        532
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.35%           B           $244.68          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.45%           B           $239.92          1

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.50%           B           $156.43         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.70%           B           $152.60         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.80%           B           $265.92         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.90%           B           $148.86          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.95%           B           $147.94          5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.00%           B           $147.02         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.10%           B           $145.20          1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.20%           B           $143.40         19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.25%           B           $122.30          2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.30%           B           $137.27          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.34%           B           $140.92        119
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.45%           B           $139.00         --

EQ/COMMON STOCK INDEX..................................  0.70%           A           $280.31         21
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $916.78         27
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $993.06         13
EQ/COMMON STOCK INDEX..................................  0.90%           A           $389.35         40
EQ/COMMON STOCK INDEX..................................  1.20%           A           $311.53         17
EQ/COMMON STOCK INDEX..................................  1.35%           A           $472.28        682
EQ/COMMON STOCK INDEX..................................  1.35%           A           $493.46          9
EQ/COMMON STOCK INDEX+.................................  1.40%           A           $626.04      2,423
EQ/COMMON STOCK INDEX..................................  1.45%           A           $188.26         11
EQ/COMMON STOCK INDEX..................................  0.40%           B           $187.19         11
EQ/COMMON STOCK INDEX..................................  0.50%           B           $181.66          4
EQ/COMMON STOCK INDEX..................................  0.80%           B           $357.70          1
EQ/COMMON STOCK INDEX..................................  0.90%           B           $186.08         10
EQ/COMMON STOCK INDEX..................................  0.90%           B           $208.25         38
EQ/COMMON STOCK INDEX..................................  0.95%           B           $175.95        117
EQ/COMMON STOCK INDEX..................................  1.00%           B           $301.57         --
EQ/COMMON STOCK INDEX..................................  1.10%           B           $170.86         17
EQ/COMMON STOCK INDEX..................................  1.20%           B           $191.72        556
EQ/COMMON STOCK INDEX..................................  1.25%           B           $151.15        169
EQ/COMMON STOCK INDEX..................................  1.30%           B           $168.20         10

EQ/CORE BOND INDEX.....................................  0.40%           B           $102.98          9
EQ/CORE BOND INDEX.....................................  0.50%           B           $131.31          7
EQ/CORE BOND INDEX.....................................  0.70%           B           $126.87          6
EQ/CORE BOND INDEX.....................................  0.80%           B           $116.49          2
EQ/CORE BOND INDEX.....................................  0.90%           B           $122.58         45
EQ/CORE BOND INDEX.....................................  0.95%           B           $121.53         64
EQ/CORE BOND INDEX.....................................  1.00%           B           $120.49         --
EQ/CORE BOND INDEX.....................................  1.10%           B           $118.43         16
EQ/CORE BOND INDEX.....................................  1.20%           B           $116.39        280
EQ/CORE BOND INDEX.....................................  1.25%           B           $ 99.31         42
EQ/CORE BOND INDEX.....................................  1.30%           B           $ 99.16          3
EQ/CORE BOND INDEX.....................................  1.34%           B           $113.61        510
EQ/CORE BOND INDEX.....................................  1.35%           B           $113.41         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CORE BOND INDEX.....................................  1.45%           B           $111.47         --

EQ/EMERGING MARKETS EQUITY PLUS........................  0.50%           B           $ 91.45          2
EQ/EMERGING MARKETS EQUITY PLUS........................  0.70%           B           $ 90.42          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.80%           B           $ 89.91          1
EQ/EMERGING MARKETS EQUITY PLUS........................  0.90%           B           $ 89.40          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.95%           B           $ 89.14          1
EQ/EMERGING MARKETS EQUITY PLUS........................  1.00%           B           $ 88.89         --
EQ/EMERGING MARKETS EQUITY PLUS........................  1.10%           B           $ 88.38          2
EQ/EMERGING MARKETS EQUITY PLUS........................  1.20%           B           $ 87.88         67
EQ/EMERGING MARKETS EQUITY PLUS........................  1.25%           B           $ 87.63         14
EQ/EMERGING MARKETS EQUITY PLUS........................  1.34%           B           $ 87.18         63
EQ/EMERGING MARKETS EQUITY PLUS........................  1.45%           B           $ 86.63         --

EQ/EQUITY 500 INDEX....................................  0.70%           A           $313.42         20
EQ/EQUITY 500 INDEX....................................  0.90%           A           $435.86        105
EQ/EQUITY 500 INDEX....................................  1.20%           A           $349.47         39
EQ/EQUITY 500 INDEX....................................  1.34%           A           $567.91      1,750
EQ/EQUITY 500 INDEX....................................  1.35%           A           $566.48          7
EQ/EQUITY 500 INDEX....................................  1.45%           A           $212.30          5
EQ/EQUITY 500 INDEX....................................  0.40%           B           $189.42         42
EQ/EQUITY 500 INDEX....................................  0.50%           B           $206.59         24
EQ/EQUITY 500 INDEX....................................  0.70%           B           $205.50         --
EQ/EQUITY 500 INDEX....................................  0.80%           B           $356.52          4
EQ/EQUITY 500 INDEX....................................  0.90%           B           $233.85         50
EQ/EQUITY 500 INDEX....................................  0.95%           B           $195.73         86
EQ/EQUITY 500 INDEX....................................  1.00%           B           $295.31          4
EQ/EQUITY 500 INDEX....................................  1.10%           B           $190.07         62
EQ/EQUITY 500 INDEX....................................  1.20%           B           $216.15      1,846
EQ/EQUITY 500 INDEX....................................  1.25%           B           $167.40        322
EQ/EQUITY 500 INDEX....................................  1.30%           B           $187.26         13

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.50%           B           $202.87         11
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $199.35         --
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $221.06          4
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.80%           B           $197.61          8
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $195.89         30
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $217.39         61
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.95%           B           $216.48         12
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.00%           B           $194.18          7
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.10%           B           $192.48         25
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.20%           B           $190.79      1,011
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP.............  1.20%           B           $211.96         37
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.25%           B           $211.08        188
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.34%           B           $209.48        576
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.45%           B           $165.48         --

EQ/FRANKLIN RISING DIVIDENDS...........................  1.20%           B           $ 92.54          3
EQ/FRANKLIN RISING DIVIDENDS...........................  1.25%           B           $ 92.53         12

EQ/GLOBAL BOND PLUS....................................  0.50%           B           $126.82          3
EQ/GLOBAL BOND PLUS....................................  0.70%           B           $123.48          2
EQ/GLOBAL BOND PLUS....................................  0.80%           B           $113.90         --
EQ/GLOBAL BOND PLUS....................................  0.90%           B           $120.23         28
EQ/GLOBAL BOND PLUS....................................  0.95%           B           $119.43         27

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/GLOBAL BOND PLUS....................................  1.00%           B           $118.64         --
EQ/GLOBAL BOND PLUS....................................  1.10%           B           $117.06         20
EQ/GLOBAL BOND PLUS....................................  1.20%           B           $115.50         88
EQ/GLOBAL BOND PLUS....................................  1.25%           B           $115.42         36
EQ/GLOBAL BOND PLUS....................................  1.30%           B           $116.72          2
EQ/GLOBAL BOND PLUS....................................  1.34%           B           $113.36        224
EQ/GLOBAL BOND PLUS....................................  1.35%           B           $113.20         --
EQ/GLOBAL BOND PLUS....................................  1.45%           B           $111.69         --

EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.50%           B           $174.69          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $148.09          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $171.65         --
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.80%           B           $170.16          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $145.83         13
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $168.67          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.95%           B           $145.27          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.00%           B           $167.20          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.10%           B           $165.74          4
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $142.49          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $164.28        113
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.25%           B           $141.94         52
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.34%           B           $140.96        133
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.45%           B           $139.76         --

EQ/INTERMEDIATE GOVERNMENT BOND........................  0.70%           A           $163.97          2
EQ/INTERMEDIATE GOVERNMENT BOND+.......................  0.74%           A           $ 95.09          8
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           A           $172.87          5
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           A           $153.92          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.34%           A           $168.87        213
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.35%           A           $162.56          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.45%           A           $134.90         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.00%           B           $100.80          3
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.50%           B           $147.40          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.80%           B           $104.58         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           B           $146.03          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.95%           B           $141.90         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.00%           B           $114.21         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.10%           B           $137.80          9
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           B           $137.36         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.25%           B           $104.72         30
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.30%           B           $104.86          1

EQ/INTERNATIONAL EQUITY INDEX..........................  0.70%           A           $138.54          6
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           A           $145.78         74
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           A           $124.72         12
EQ/INTERNATIONAL EQUITY INDEX..........................  1.34%           A           $136.85      2,006
EQ/INTERNATIONAL EQUITY INDEX..........................  1.35%           A           $136.52          9
EQ/INTERNATIONAL EQUITY INDEX..........................  1.45%           A           $105.73          2
EQ/INTERNATIONAL EQUITY INDEX..........................  0.40%           B           $126.79          8
EQ/INTERNATIONAL EQUITY INDEX..........................  0.50%           B           $117.45          7
EQ/INTERNATIONAL EQUITY INDEX..........................  0.80%           B           $192.36         --
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           B           $118.46         21
EQ/INTERNATIONAL EQUITY INDEX..........................  0.95%           B           $113.20         71

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX..........................  1.00%           B           $171.52        --
EQ/INTERNATIONAL EQUITY INDEX..........................  1.10%           B           $109.93        17
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           B           $107.53       102
EQ/INTERNATIONAL EQUITY INDEX..........................  1.25%           B           $ 66.75        58
EQ/INTERNATIONAL EQUITY INDEX..........................  1.30%           B           $ 80.46         7

EQ/INVESCO COMSTOCK....................................  0.50%           B           $201.23         4
EQ/INVESCO COMSTOCK....................................  0.70%           B           $195.77         1
EQ/INVESCO COMSTOCK....................................  0.80%           B           $326.43         1
EQ/INVESCO COMSTOCK....................................  0.90%           B           $190.45        26
EQ/INVESCO COMSTOCK....................................  0.95%           B           $189.14        17
EQ/INVESCO COMSTOCK....................................  1.00%           B           $187.84        --
EQ/INVESCO COMSTOCK....................................  1.10%           B           $185.27        15
EQ/INVESCO COMSTOCK....................................  1.20%           B           $182.71       146
EQ/INVESCO COMSTOCK....................................  1.25%           B           $142.81        27
EQ/INVESCO COMSTOCK....................................  1.30%           B           $155.66         1
EQ/INVESCO COMSTOCK....................................  1.34%           B           $179.21       357
EQ/INVESCO COMSTOCK....................................  1.35%           B           $178.96        --
EQ/INVESCO COMSTOCK....................................  1.45%           B           $176.50        --

EQ/INVESCO GLOBAL REAL ESTATE..........................  0.50%           B           $157.65        28
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $152.75         2
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $154.92        --
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.80%           B           $153.57         4
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $150.21        34
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $152.23         6
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.95%           B           $149.58         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.00%           B           $150.90         1
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.10%           B           $149.58         9
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $146.47         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $148.27       235
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.25%           B           $145.85        31
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.34%           B           $144.75       212
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.45%           B           $125.19        --

EQ/INVESCO INTERNATIONAL GROWTH........................  0.50%           B           $136.05        15
EQ/INVESCO INTERNATIONAL GROWTH........................  0.70%           B           $114.82         3
EQ/INVESCO INTERNATIONAL GROWTH........................  0.80%           B           $132.52         5
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $113.06        21
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $131.36         7
EQ/INVESCO INTERNATIONAL GROWTH........................  0.95%           B           $112.63         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.00%           B           $130.22         1
EQ/INVESCO INTERNATIONAL GROWTH........................  1.10%           B           $129.08         5
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $110.47         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $127.95       326
EQ/INVESCO INTERNATIONAL GROWTH........................  1.25%           B           $110.05        18
EQ/INVESCO INTERNATIONAL GROWTH........................  1.34%           B           $109.28       204
EQ/INVESCO INTERNATIONAL GROWTH........................  1.45%           B           $108.36        --

EQ/IVY ENERGY..........................................  0.40%           B           $ 67.40         7
EQ/IVY ENERGY..........................................  0.50%           B           $ 69.52         7
EQ/IVY ENERGY..........................................  0.70%           B           $ 68.31        --
EQ/IVY ENERGY..........................................  0.70%           B           $ 77.25         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/IVY ENERGY..........................................  0.80%           B           $ 67.72         1
EQ/IVY ENERGY..........................................  0.90%           B           $ 67.13         5
EQ/IVY ENERGY..........................................  0.90%           B           $ 75.96        15
EQ/IVY ENERGY..........................................  0.95%           B           $ 75.64         6
EQ/IVY ENERGY..........................................  1.00%           B           $ 66.54         1
EQ/IVY ENERGY..........................................  1.10%           B           $ 65.96        12
EQ/IVY ENERGY..........................................  1.20%           B           $ 65.38       232
EQ/IVY ENERGY..........................................  1.20%           B           $ 74.06        21
EQ/IVY ENERGY..........................................  1.25%           B           $ 73.75        27
EQ/IVY ENERGY..........................................  1.34%           B           $ 73.19       204
EQ/IVY ENERGY..........................................  1.45%           B           $ 54.70        --

EQ/IVY MID CAP GROWTH..................................  0.50%           B           $175.60         4
EQ/IVY MID CAP GROWTH..................................  0.70%           B           $172.92         8
EQ/IVY MID CAP GROWTH..................................  0.80%           B           $171.59         4
EQ/IVY MID CAP GROWTH..................................  0.90%           B           $170.28        37
EQ/IVY MID CAP GROWTH..................................  0.95%           B           $169.62         7
EQ/IVY MID CAP GROWTH..................................  1.00%           B           $168.97         1
EQ/IVY MID CAP GROWTH..................................  1.10%           B           $167.67         8
EQ/IVY MID CAP GROWTH..................................  1.20%           B           $166.38       369
EQ/IVY MID CAP GROWTH..................................  1.25%           B           $165.74        65
EQ/IVY MID CAP GROWTH..................................  1.34%           B           $164.59       398
EQ/IVY MID CAP GROWTH..................................  1.45%           B           $163.19        --

EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.40%           B           $187.54         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.50%           B           $226.40        19
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.70%           B           $221.05         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.80%           B           $333.48         4
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $209.79         5
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $212.12        35
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.95%           B           $195.13        13
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.00%           B           $207.79         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.10%           B           $203.53         9
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $197.24       171
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $199.34        36
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.25%           B           $141.85        79
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.30%           B           $159.29         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.34%           B           $244.33       307
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.35%           B           $193.24         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.45%           B           $187.28        --

EQ/LARGE CAP GROWTH INDEX..............................  0.50%           B           $175.78         4
EQ/LARGE CAP GROWTH INDEX..............................  0.70%           B           $187.78         3
EQ/LARGE CAP GROWTH INDEX..............................  0.80%           B           $398.27         2
EQ/LARGE CAP GROWTH INDEX..............................  0.90%           B           $180.59        70
EQ/LARGE CAP GROWTH INDEX..............................  0.95%           B           $178.84        45
EQ/LARGE CAP GROWTH INDEX..............................  1.00%           B           $177.10         1
EQ/LARGE CAP GROWTH INDEX..............................  1.10%           B           $173.67        23
EQ/LARGE CAP GROWTH INDEX..............................  1.20%           B           $170.29       504
EQ/LARGE CAP GROWTH INDEX..............................  1.25%           B           $224.44        35
EQ/LARGE CAP GROWTH INDEX..............................  1.30%           B           $248.96         1
EQ/LARGE CAP GROWTH INDEX..............................  1.34%           B           $165.68       963
EQ/LARGE CAP GROWTH INDEX..............................  1.35%           B           $165.35         4
EQ/LARGE CAP GROWTH INDEX..............................  1.45%           B           $162.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

EQ/LARGE CAP VALUE INDEX...............................  0.50%           B           $117.16          2
EQ/LARGE CAP VALUE INDEX...............................  0.70%           B           $114.08          3
EQ/LARGE CAP VALUE INDEX...............................  0.80%           B           $318.61          1
EQ/LARGE CAP VALUE INDEX...............................  0.90%           B           $111.08         58
EQ/LARGE CAP VALUE INDEX...............................  0.95%           B           $110.34         22
EQ/LARGE CAP VALUE INDEX...............................  1.00%           B           $109.60          1
EQ/LARGE CAP VALUE INDEX...............................  1.10%           B           $108.15         14
EQ/LARGE CAP VALUE INDEX...............................  1.20%           B           $106.70        285
EQ/LARGE CAP VALUE INDEX...............................  1.25%           B           $ 89.36         40
EQ/LARGE CAP VALUE INDEX...............................  1.30%           B           $ 97.81          1
EQ/LARGE CAP VALUE INDEX...............................  1.34%           B           $104.72        385
EQ/LARGE CAP VALUE INDEX...............................  1.35%           B           $104.58         --
EQ/LARGE CAP VALUE INDEX...............................  1.45%           B           $103.18         --

EQ/LAZARD EMERGING MARKETS EQUITY......................  0.50%           B           $103.76         43
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.70%           B           $102.03         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.80%           B           $101.18         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.90%           B           $100.33         97
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.95%           B           $ 99.91         25
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.00%           B           $ 99.50          6
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.10%           B           $ 98.66         34
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.20%           B           $ 97.83      1,020
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.25%           B           $ 97.42         71
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.34%           B           $ 96.68        811
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.45%           B           $ 85.91         --

EQ/MFS INTERNATIONAL GROWTH............................  0.40%           B           $139.77          8
EQ/MFS INTERNATIONAL GROWTH............................  0.50%           B           $210.28         10
EQ/MFS INTERNATIONAL GROWTH............................  0.70%           B           $204.57          3
EQ/MFS INTERNATIONAL GROWTH............................  0.80%           B           $243.60          3
EQ/MFS INTERNATIONAL GROWTH............................  0.90%           B           $199.01         58
EQ/MFS INTERNATIONAL GROWTH............................  0.95%           B           $197.65         10
EQ/MFS INTERNATIONAL GROWTH............................  1.00%           B           $196.29          1
EQ/MFS INTERNATIONAL GROWTH............................  1.10%           B           $193.60          9
EQ/MFS INTERNATIONAL GROWTH............................  1.20%           B           $190.93        307
EQ/MFS INTERNATIONAL GROWTH............................  1.25%           B           $117.56         32
EQ/MFS INTERNATIONAL GROWTH............................  1.30%           B           $139.92          1
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.20         26
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.27        329
EQ/MFS INTERNATIONAL GROWTH............................  1.35%           B           $187.01          1
EQ/MFS INTERNATIONAL GROWTH............................  1.45%           B           $184.43         --

EQ/MFS INTERNATIONAL VALUE.............................  0.00%           B           $120.58          7
EQ/MFS INTERNATIONAL VALUE.............................  0.50%           B           $189.90         50
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $186.60         --
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $195.47         12
EQ/MFS INTERNATIONAL VALUE.............................  0.80%           B           $184.97         15
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $183.36         27
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $192.22         75
EQ/MFS INTERNATIONAL VALUE.............................  0.95%           B           $191.42         24
EQ/MFS INTERNATIONAL VALUE.............................  1.00%           B           $181.76          5
EQ/MFS INTERNATIONAL VALUE.............................  1.10%           B           $180.17         20
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $178.59      1,236

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $187.43         16
EQ/MFS INTERNATIONAL VALUE.............................  1.25%           B           $186.64        111
EQ/MFS INTERNATIONAL VALUE.............................  1.34%           B           $185.23        895
EQ/MFS INTERNATIONAL VALUE.............................  1.45%           B           $155.64         --

EQ/MFS TECHNOLOGY......................................  0.50%           B           $332.61          9
EQ/MFS TECHNOLOGY......................................  0.70%           B           $327.07          6
EQ/MFS TECHNOLOGY......................................  0.80%           B           $324.34          3
EQ/MFS TECHNOLOGY......................................  0.90%           B           $321.63         14
EQ/MFS TECHNOLOGY......................................  0.95%           B           $320.28          5
EQ/MFS TECHNOLOGY......................................  1.00%           B           $318.95          1
EQ/MFS TECHNOLOGY......................................  1.10%           B           $316.27          8
EQ/MFS TECHNOLOGY......................................  1.20%           B           $313.61        208
EQ/MFS TECHNOLOGY......................................  1.25%           B           $312.30         34
EQ/MFS TECHNOLOGY......................................  1.34%           B           $309.93        209
EQ/MFS TECHNOLOGY......................................  1.45%           B           $239.62         --

EQ/MFS UTILITIES SERIES................................  0.40%           B           $150.30          8
EQ/MFS UTILITIES SERIES................................  0.50%           B           $190.30          2
EQ/MFS UTILITIES SERIES................................  0.70%           B           $187.13          3
EQ/MFS UTILITIES SERIES................................  0.80%           B           $185.57          4
EQ/MFS UTILITIES SERIES................................  0.90%           B           $184.02         35
EQ/MFS UTILITIES SERIES................................  0.95%           B           $183.25          7
EQ/MFS UTILITIES SERIES................................  1.00%           B           $182.48         --
EQ/MFS UTILITIES SERIES................................  1.10%           B           $180.95         10
EQ/MFS UTILITIES SERIES................................  1.20%           B           $179.43        250
EQ/MFS UTILITIES SERIES................................  1.25%           B           $178.68         70
EQ/MFS UTILITIES SERIES................................  1.34%           B           $177.32        226
EQ/MFS UTILITIES SERIES................................  1.45%           B           $143.43         --

EQ/MID CAP INDEX.......................................  0.40%           B           $176.10         44
EQ/MID CAP INDEX.......................................  0.50%           B           $240.93          8
EQ/MID CAP INDEX.......................................  0.70%           B           $226.85          9
EQ/MID CAP INDEX.......................................  0.80%           B           $367.09          1
EQ/MID CAP INDEX.......................................  0.90%           B           $218.63        141
EQ/MID CAP INDEX.......................................  0.95%           B           $216.61         47
EQ/MID CAP INDEX.......................................  1.00%           B           $214.63          3
EQ/MID CAP INDEX.......................................  1.10%           B           $210.68         24
EQ/MID CAP INDEX.......................................  1.20%           B           $206.80        703
EQ/MID CAP INDEX.......................................  1.25%           B           $141.37        242
EQ/MID CAP INDEX.......................................  1.30%           B           $164.95          4
EQ/MID CAP INDEX.......................................  1.34%           B           $201.50      1,774
EQ/MID CAP INDEX.......................................  1.35%           B           $201.12         --
EQ/MID CAP INDEX.......................................  1.45%           B           $197.41         --

EQ/MONEY MARKET++......................................  0.00%           A           $  1.02        336
EQ/MONEY MARKET++......................................  0.70%           A           $  1.02          4
EQ/MONEY MARKET........................................  0.70%           A           $129.60          5
EQ/MONEY MARKET+.......................................  0.74%           A           $ 45.72         16
EQ/MONEY MARKET++......................................  0.90%           A           $  1.02        279
EQ/MONEY MARKET........................................  0.90%           A           $133.25         30
EQ/MONEY MARKET++......................................  1.20%           A           $  1.02          5
EQ/MONEY MARKET........................................  1.20%           A           $120.93          1
EQ/MONEY MARKET........................................  1.35%           A           $129.61         72

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MONEY MARKET........................................  1.35%           A           $130.23         15
EQ/MONEY MARKET+.......................................  1.40%           A           $ 32.84        692
EQ/MONEY MARKET........................................  1.45%           A           $107.46         --
EQ/MONEY MARKET++......................................  0.00%           B           $  1.02      1,269
EQ/MONEY MARKET++......................................  0.40%           B           $  1.02         13
EQ/MONEY MARKET........................................  0.40%           B           $ 99.12          7
EQ/MONEY MARKET++......................................  0.50%           B           $  1.02         48
EQ/MONEY MARKET........................................  0.50%           B           $114.74          6
EQ/MONEY MARKET++......................................  0.70%           B           $  1.02         --
EQ/MONEY MARKET++......................................  0.80%           B           $  1.02         42
EQ/MONEY MARKET........................................  0.80%           B           $ 94.00         --
EQ/MONEY MARKET++......................................  0.90%           B           $  1.02         62
EQ/MONEY MARKET........................................  0.90%           B           $105.83         --
EQ/MONEY MARKET........................................  0.90%           B           $116.98          3
EQ/MONEY MARKET........................................  0.95%           B           $111.16         57
EQ/MONEY MARKET++......................................  1.00%           B           $  1.02          3
EQ/MONEY MARKET........................................  1.00%           B           $100.59         --
EQ/MONEY MARKET++......................................  1.10%           B           $  1.02         69
EQ/MONEY MARKET........................................  1.10%           B           $107.94         23
EQ/MONEY MARKET++......................................  1.20%           B           $  1.02      7,535
EQ/MONEY MARKET........................................  1.20%           B           $109.83         61
EQ/MONEY MARKET........................................  1.25%           B           $ 91.81         72
EQ/MONEY MARKET........................................  1.30%           B           $ 93.62          4

EQ/OPPENHEIMER GLOBAL..................................  0.50%           B           $179.49         14
EQ/OPPENHEIMER GLOBAL..................................  0.70%           B           $175.09          4
EQ/OPPENHEIMER GLOBAL..................................  0.80%           B           $293.20          2
EQ/OPPENHEIMER GLOBAL..................................  0.90%           B           $170.80         23
EQ/OPPENHEIMER GLOBAL..................................  0.95%           B           $169.74         13
EQ/OPPENHEIMER GLOBAL..................................  1.00%           B           $168.69          1
EQ/OPPENHEIMER GLOBAL..................................  1.10%           B           $166.60         15
EQ/OPPENHEIMER GLOBAL..................................  1.20%           B           $164.54        444
EQ/OPPENHEIMER GLOBAL..................................  1.25%           B           $134.78         70
EQ/OPPENHEIMER GLOBAL..................................  1.30%           B           $154.20          1
EQ/OPPENHEIMER GLOBAL..................................  1.34%           B           $161.69        449
EQ/OPPENHEIMER GLOBAL..................................  1.45%           B           $159.48         --

EQ/PIMCO GLOBAL REAL RETURN............................  0.50%           B           $104.93         23
EQ/PIMCO GLOBAL REAL RETURN............................  0.70%           B           $103.74         10
EQ/PIMCO GLOBAL REAL RETURN............................  0.80%           B           $103.15          5
EQ/PIMCO GLOBAL REAL RETURN............................  0.90%           B           $102.57         24
EQ/PIMCO GLOBAL REAL RETURN............................  0.95%           B           $102.28          9
EQ/PIMCO GLOBAL REAL RETURN............................  1.00%           B           $101.99         --
EQ/PIMCO GLOBAL REAL RETURN............................  1.10%           B           $101.41         10
EQ/PIMCO GLOBAL REAL RETURN............................  1.20%           B           $100.83        155
EQ/PIMCO GLOBAL REAL RETURN............................  1.25%           B           $100.54         46
EQ/PIMCO GLOBAL REAL RETURN............................  1.34%           B           $100.02         99
EQ/PIMCO GLOBAL REAL RETURN............................  1.45%           B           $ 99.39         --

EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           A           $ 97.46          1
EQ/PIMCO ULTRA SHORT BOND..............................  0.50%           B           $116.02          5
EQ/PIMCO ULTRA SHORT BOND..............................  0.70%           B           $112.87          4
EQ/PIMCO ULTRA SHORT BOND..............................  0.80%           B           $106.00          2
EQ/PIMCO ULTRA SHORT BOND..............................  0.90%           B           $109.81         31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/PIMCO ULTRA SHORT BOND..............................  0.95%           B           $109.05         52
EQ/PIMCO ULTRA SHORT BOND..............................  1.00%           B           $108.30         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           B           $106.82         31
EQ/PIMCO ULTRA SHORT BOND..............................  1.20%           B           $105.35        175
EQ/PIMCO ULTRA SHORT BOND..............................  1.25%           B           $105.97         55
EQ/PIMCO ULTRA SHORT BOND..............................  1.30%           B           $105.09          1
EQ/PIMCO ULTRA SHORT BOND..............................  1.34%           B           $103.33        387
EQ/PIMCO ULTRA SHORT BOND..............................  1.35%           B           $103.18         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.45%           B           $101.76         --

EQ/QUALITY BOND PLUS...................................  0.70%           A           $167.79          1
EQ/QUALITY BOND PLUS...................................  0.90%           A           $182.56          9
EQ/QUALITY BOND PLUS...................................  1.20%           A           $158.79          1
EQ/QUALITY BOND PLUS...................................  1.34%           A           $174.56        304
EQ/QUALITY BOND PLUS...................................  1.35%           A           $183.79          1
EQ/QUALITY BOND PLUS...................................  1.45%           A           $135.99         --
EQ/QUALITY BOND PLUS...................................  0.50%           B           $149.67          3
EQ/QUALITY BOND PLUS...................................  0.80%           B           $113.26         --
EQ/QUALITY BOND PLUS...................................  0.90%           B           $147.29          2
EQ/QUALITY BOND PLUS...................................  0.95%           B           $144.35         34
EQ/QUALITY BOND PLUS...................................  1.00%           B           $116.26         --
EQ/QUALITY BOND PLUS...................................  1.10%           B           $140.18          8
EQ/QUALITY BOND PLUS...................................  1.20%           B           $138.68         72
EQ/QUALITY BOND PLUS...................................  1.25%           B           $102.12         18
EQ/QUALITY BOND PLUS...................................  1.30%           B           $101.98          1

EQ/SMALL COMPANY INDEX.................................  0.40%           B           $171.49         42
EQ/SMALL COMPANY INDEX.................................  0.50%           B           $305.18          2
EQ/SMALL COMPANY INDEX.................................  0.70%           B           $294.86          3
EQ/SMALL COMPANY INDEX.................................  0.80%           B           $350.70          1
EQ/SMALL COMPANY INDEX.................................  0.90%           B           $284.89         42
EQ/SMALL COMPANY INDEX.................................  0.95%           B           $282.45         16
EQ/SMALL COMPANY INDEX.................................  1.00%           B           $280.03         --
EQ/SMALL COMPANY INDEX.................................  1.10%           B           $275.24         12
EQ/SMALL COMPANY INDEX.................................  1.20%           B           $270.51        225
EQ/SMALL COMPANY INDEX.................................  1.25%           B           $152.98         93
EQ/SMALL COMPANY INDEX.................................  1.30%           B           $168.06          2
EQ/SMALL COMPANY INDEX.................................  1.34%           B           $264.05        642
EQ/SMALL COMPANY INDEX.................................  1.35%           B           $263.59         --
EQ/SMALL COMPANY INDEX.................................  1.45%           B           $259.06         --

EQ/T. ROWE PRICE GROWTH STOCK..........................  0.40%           B           $217.50         25
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.50%           B           $273.21          9
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.70%           B           $265.49         11
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.80%           B           $411.56          6
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.90%           B           $258.00         95
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.95%           B           $256.15         27
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.00%           B           $254.33          5
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.10%           B           $250.69         29
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.20%           B           $247.10      1,063
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.25%           B           $208.98        251
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.30%           B           $225.62          2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.34%           B           $242.18      1,111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.35%           B           $241.82         2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.45%           B           $238.36        --

EQ/UBS GROWTH & INCOME.................................  0.50%           B           $223.72        --
EQ/UBS GROWTH & INCOME.................................  0.70%           B           $217.40        --
EQ/UBS GROWTH & INCOME.................................  0.90%           B           $211.26         9
EQ/UBS GROWTH & INCOME.................................  0.95%           B           $209.75         4
EQ/UBS GROWTH & INCOME.................................  1.10%           B           $205.28         2
EQ/UBS GROWTH & INCOME.................................  1.20%           B           $202.34        19
EQ/UBS GROWTH & INCOME.................................  1.25%           B           $140.52        63
EQ/UBS GROWTH & INCOME.................................  1.30%           B           $155.21         1
EQ/UBS GROWTH & INCOME.................................  1.34%           B           $198.31        88
EQ/UBS GROWTH & INCOME.................................  1.35%           B           $198.02        --
EQ/UBS GROWTH & INCOME.................................  1.45%           B           $195.18        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.50%    SERVICE CLASS 2    $188.08         6
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.80%    SERVICE CLASS 2    $183.20        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.90%    SERVICE CLASS 2    $181.60         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.00%    SERVICE CLASS 2    $180.02        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.10%    SERVICE CLASS 2    $178.45         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.20%    SERVICE CLASS 2    $176.88        61

FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.50%    SERVICE CLASS 2    $180.58         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.70%    SERVICE CLASS 2    $177.44        --
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.80%    SERVICE CLASS 2    $175.89         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.90%    SERVICE CLASS 2    $174.36         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.00%    SERVICE CLASS 2    $172.84         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.10%    SERVICE CLASS 2    $171.33         3
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.20%    SERVICE CLASS 2    $169.82       291

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.00%       SERIES II       $113.28        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.50%       SERIES II       $179.27        27
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.70%       SERIES II       $176.16        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.80%       SERIES II       $174.62         4
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.90%       SERIES II       $173.10         7
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.00%       SERIES II       $171.59        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.10%       SERIES II       $170.09         3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.20%       SERIES II       $168.59       235

INVESCO V.I. HIGH YIELD FUND...........................  0.50%       SERIES II       $128.15         6
INVESCO V.I. HIGH YIELD FUND...........................  0.70%       SERIES II       $126.19         3
INVESCO V.I. HIGH YIELD FUND...........................  0.80%       SERIES II       $125.22        --
INVESCO V.I. HIGH YIELD FUND...........................  0.90%       SERIES II       $124.26        11
INVESCO V.I. HIGH YIELD FUND...........................  0.95%       SERIES II       $123.79         9
INVESCO V.I. HIGH YIELD FUND...........................  1.00%       SERIES II       $123.31         1
INVESCO V.I. HIGH YIELD FUND...........................  1.10%       SERIES II       $122.36         6
INVESCO V.I. HIGH YIELD FUND...........................  1.20%       SERIES II       $121.42       174
INVESCO V.I. HIGH YIELD FUND...........................  1.25%       SERIES II       $120.95        43
INVESCO V.I. HIGH YIELD FUND...........................  1.34%       SERIES II       $120.11        81
INVESCO V.I. HIGH YIELD FUND...........................  1.45%       SERIES II       $119.09        --

INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.50%       SERIES II       $152.94         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.70%       SERIES II       $165.04        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.80%       SERIES II       $148.98         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $147.68         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $162.29         5
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.95%       SERIES II       $161.61         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.00%       SERIES II       $146.39        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.10%       SERIES II       $145.11         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $143.83        54
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $158.24         4
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.25%       SERIES II       $157.58         8
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.34%       SERIES II       $156.38        50
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.45%       SERIES II       $124.92        --

INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.50%       SERIES II       $167.69         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.70%       SERIES II       $188.40        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.80%       SERIES II       $163.34        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $161.91         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $185.26         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.95%       SERIES II       $184.49         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.00%       SERIES II       $160.50        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.10%       SERIES II       $159.09         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $157.70        25
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $180.64         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.25%       SERIES II       $179.88         3
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.34%       SERIES II       $178.52        18

IVY VIP HIGH INCOME....................................  0.50%       CLASS II        $163.23        25
IVY VIP HIGH INCOME....................................  0.70%       CLASS II        $160.51        12
IVY VIP HIGH INCOME....................................  0.80%       CLASS II        $159.17        11
IVY VIP HIGH INCOME....................................  0.90%       CLASS II        $157.84        99
IVY VIP HIGH INCOME....................................  0.95%       CLASS II        $157.18        32
IVY VIP HIGH INCOME....................................  1.00%       CLASS II        $156.52         3
IVY VIP HIGH INCOME....................................  1.10%       CLASS II        $155.21        27
IVY VIP HIGH INCOME....................................  1.20%       CLASS II        $153.91       693
IVY VIP HIGH INCOME....................................  1.25%       CLASS II        $153.26       228
IVY VIP HIGH INCOME....................................  1.34%       CLASS II        $152.10       411
IVY VIP HIGH INCOME....................................  1.45%       CLASS II        $134.40        --

IVY VIP SMALL CAP GROWTH...............................  0.50%       CLASS II        $184.22         3
IVY VIP SMALL CAP GROWTH...............................  0.70%       CLASS II        $143.36         1
IVY VIP SMALL CAP GROWTH...............................  0.80%       CLASS II        $179.44         1
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $141.17         3
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $177.87         2
IVY VIP SMALL CAP GROWTH...............................  0.95%       CLASS II        $140.63         2
IVY VIP SMALL CAP GROWTH...............................  1.00%       CLASS II        $176.32        --
IVY VIP SMALL CAP GROWTH...............................  1.10%       CLASS II        $174.78         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $137.93         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $173.24        84
IVY VIP SMALL CAP GROWTH...............................  1.25%       CLASS II        $137.40        15
IVY VIP SMALL CAP GROWTH...............................  1.34%       CLASS II        $136.45        85

MFS(R) INVESTORS TRUST SERIES..........................  0.50%     SERVICE CLASS     $208.90         1
MFS(R) INVESTORS TRUST SERIES..........................  0.70%     SERVICE CLASS     $231.16        --
MFS(R) INVESTORS TRUST SERIES..........................  0.80%     SERVICE CLASS     $203.49         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $201.71         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $227.31         2
MFS(R) INVESTORS TRUST SERIES..........................  0.95%     SERVICE CLASS     $226.36         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MFS(R) INVESTORS TRUST SERIES..........................  1.00%     SERVICE CLASS     $199.96         --
MFS(R) INVESTORS TRUST SERIES..........................  1.10%     SERVICE CLASS     $198.20          1
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $196.46         35
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $221.64          1
MFS(R) INVESTORS TRUST SERIES..........................  1.25%     SERVICE CLASS     $220.71          9
MFS(R) INVESTORS TRUST SERIES..........................  1.34%     SERVICE CLASS     $219.04         28
MFS(R) INVESTORS TRUST SERIES..........................  1.45%     SERVICE CLASS     $177.44         --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.50%     SERVICE CLASS     $263.30          2
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.70%     SERVICE CLASS     $258.92         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.80%     SERVICE CLASS     $256.75          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.90%     SERVICE CLASS     $254.61          4
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.95%     SERVICE CLASS     $253.54         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.00%     SERVICE CLASS     $252.48         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.10%     SERVICE CLASS     $250.36          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.20%     SERVICE CLASS     $248.26         38
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.25%     SERVICE CLASS     $247.22          3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.34%     SERVICE CLASS     $245.35         24
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.45%     SERVICE CLASS     $190.88         --

MULTIMANAGER AGGRESSIVE EQUITY.........................  0.70%           A           $176.49         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.83         17
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.86          1
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           A           $215.63         12
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           A           $182.59         10
MULTIMANAGER AGGRESSIVE EQUITY+........................  1.34%           A           $160.86      2,815
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $265.84        367
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $279.89         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.45%           A           $145.49          3
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.50%           B           $163.92          2
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.80%           B           $381.19         --
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           B           $132.71          7
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           B           $158.07         13
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.95%           B           $165.13         32
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.00%           B           $309.79         --
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.10%           B           $160.35          5
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           B           $148.09         96
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.25%           B           $169.69          9
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.30%           B           $195.99          2

MULTIMANAGER CORE BOND.................................  0.40%           B           $105.93          3
MULTIMANAGER CORE BOND.................................  0.50%           B           $168.78          8
MULTIMANAGER CORE BOND.................................  0.70%           B           $163.10          2
MULTIMANAGER CORE BOND.................................  0.80%           B           $127.65          4
MULTIMANAGER CORE BOND.................................  0.90%           B           $157.61         20
MULTIMANAGER CORE BOND.................................  0.95%           B           $156.27         61
MULTIMANAGER CORE BOND.................................  1.00%           B           $154.93          1
MULTIMANAGER CORE BOND.................................  1.10%           B           $152.29         28
MULTIMANAGER CORE BOND.................................  1.20%           B           $149.69        218
MULTIMANAGER CORE BOND.................................  1.25%           B           $130.06         53
MULTIMANAGER CORE BOND.................................  1.30%           B           $128.45          2
MULTIMANAGER CORE BOND.................................  1.34%           B           $146.13        301
MULTIMANAGER CORE BOND.................................  1.35%           B           $145.87         --
MULTIMANAGER CORE BOND.................................  1.45%           B           $143.38         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MULTIMANAGER MID CAP GROWTH............................  0.50%           B           $239.35        --
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $231.29         1
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $250.48        --
MULTIMANAGER MID CAP GROWTH............................  0.80%           B           $368.59        --
MULTIMANAGER MID CAP GROWTH............................  0.90%           B           $223.50        12
MULTIMANAGER MID CAP GROWTH............................  0.95%           B           $221.59        17
MULTIMANAGER MID CAP GROWTH............................  1.00%           B           $219.71        --
MULTIMANAGER MID CAP GROWTH............................  1.10%           B           $215.96         3
MULTIMANAGER MID CAP GROWTH............................  1.20%           B           $212.26        25
MULTIMANAGER MID CAP GROWTH............................  1.25%           B           $170.15        11
MULTIMANAGER MID CAP GROWTH............................  1.30%           B           $196.95         1
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $207.21       268
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $309.90         5
MULTIMANAGER MID CAP GROWTH............................  1.35%           B           $206.85        --
MULTIMANAGER MID CAP GROWTH............................  1.45%           B           $203.32        --

MULTIMANAGER MID CAP VALUE.............................  0.40%           B           $158.84         1
MULTIMANAGER MID CAP VALUE.............................  0.50%           B           $241.03        --
MULTIMANAGER MID CAP VALUE.............................  0.70%           B           $232.91         1
MULTIMANAGER MID CAP VALUE.............................  0.80%           B           $301.20        --
MULTIMANAGER MID CAP VALUE.............................  0.90%           B           $225.07        11
MULTIMANAGER MID CAP VALUE.............................  0.95%           B           $223.15        13
MULTIMANAGER MID CAP VALUE.............................  1.00%           B           $221.24        --
MULTIMANAGER MID CAP VALUE.............................  1.10%           B           $217.47         3
MULTIMANAGER MID CAP VALUE.............................  1.20%           B           $213.75        18
MULTIMANAGER MID CAP VALUE.............................  1.25%           B           $135.41         7
MULTIMANAGER MID CAP VALUE.............................  1.30%           B           $155.20         1
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $208.67       155
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $265.72         3
MULTIMANAGER MID CAP VALUE.............................  1.35%           B           $208.30        --
MULTIMANAGER MID CAP VALUE.............................  1.45%           B           $204.74        --

MULTIMANAGER TECHNOLOGY................................  0.50%           B           $332.93         1
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $321.71         4
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $365.03        --
MULTIMANAGER TECHNOLOGY................................  0.80%           B           $490.53        --
MULTIMANAGER TECHNOLOGY................................  0.90%           B           $310.88        16
MULTIMANAGER TECHNOLOGY................................  0.95%           B           $308.23        21
MULTIMANAGER TECHNOLOGY................................  1.00%           B           $305.61         1
MULTIMANAGER TECHNOLOGY................................  1.10%           B           $300.40        10
MULTIMANAGER TECHNOLOGY................................  1.20%           B           $295.26       123
MULTIMANAGER TECHNOLOGY................................  1.25%           B           $244.38        21
MULTIMANAGER TECHNOLOGY................................  1.30%           B           $286.40         2
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $288.23       451
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $447.51         5
MULTIMANAGER TECHNOLOGY................................  1.35%           B           $287.73         1
MULTIMANAGER TECHNOLOGY................................  1.45%           B           $282.81        --

OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.50%     SERVICE CLASS     $213.15         4
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.80%     SERVICE CLASS     $207.63        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.90%     SERVICE CLASS     $205.82        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.00%     SERVICE CLASS     $204.02        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.10%     SERVICE CLASS     $202.24         1
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.20%     SERVICE CLASS     $200.46        26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.00%     ADVISOR CLASS     $ 86.58         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.50%     ADVISOR CLASS     $ 59.88         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.80%     ADVISOR CLASS     $ 58.33         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.90%     ADVISOR CLASS     $ 57.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.00%     ADVISOR CLASS     $ 57.32        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.10%     ADVISOR CLASS     $ 56.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.20%     ADVISOR CLASS     $ 56.32       125

TARGET 2015 ALLOCATION.................................  0.40%           B           $130.49        --
TARGET 2015 ALLOCATION.................................  0.50%           B           $141.83        10
TARGET 2015 ALLOCATION.................................  0.70%           B           $138.36        --
TARGET 2015 ALLOCATION.................................  0.80%           B           $195.89        --
TARGET 2015 ALLOCATION.................................  0.90%           B           $134.97         7
TARGET 2015 ALLOCATION.................................  0.95%           B           $134.13         3
TARGET 2015 ALLOCATION.................................  1.10%           B           $131.65         3
TARGET 2015 ALLOCATION.................................  1.20%           B           $130.02        25
TARGET 2015 ALLOCATION.................................  1.25%           B           $111.97        17
TARGET 2015 ALLOCATION.................................  1.34%           B           $127.77        60

TARGET 2025 ALLOCATION.................................  0.40%           B           $142.70        --
TARGET 2025 ALLOCATION.................................  0.50%           B           $152.03        47
TARGET 2025 ALLOCATION.................................  0.70%           B           $148.30         4
TARGET 2025 ALLOCATION.................................  0.80%           B           $228.29        --
TARGET 2025 ALLOCATION.................................  0.90%           B           $144.67        35
TARGET 2025 ALLOCATION.................................  0.95%           B           $143.77         9
TARGET 2025 ALLOCATION.................................  1.00%           B           $142.88        --
TARGET 2025 ALLOCATION.................................  1.10%           B           $141.12        14
TARGET 2025 ALLOCATION.................................  1.20%           B           $139.36       141
TARGET 2025 ALLOCATION.................................  1.25%           B           $118.05        28
TARGET 2025 ALLOCATION.................................  1.34%           B           $136.95       249
TARGET 2025 ALLOCATION.................................  1.35%           B           $136.78        --
TARGET 2025 ALLOCATION.................................  1.45%           B           $135.08        --

TARGET 2035 ALLOCATION.................................  0.40%           B           $149.72         1
TARGET 2035 ALLOCATION.................................  0.50%           B           $157.52        34
TARGET 2035 ALLOCATION.................................  0.70%           B           $153.65         3
TARGET 2035 ALLOCATION.................................  0.80%           B           $250.75         1
TARGET 2035 ALLOCATION.................................  0.90%           B           $149.89        31
TARGET 2035 ALLOCATION.................................  0.95%           B           $148.96         5
TARGET 2035 ALLOCATION.................................  1.00%           B           $148.04        --
TARGET 2035 ALLOCATION.................................  1.10%           B           $146.21        12
TARGET 2035 ALLOCATION.................................  1.20%           B           $144.39       198
TARGET 2035 ALLOCATION.................................  1.25%           B           $120.41        13
TARGET 2035 ALLOCATION.................................  1.34%           B           $141.90       279
TARGET 2035 ALLOCATION.................................  1.35%           B           $141.72        --
TARGET 2035 ALLOCATION.................................  1.45%           B           $139.96        --

TARGET 2045 ALLOCATION.................................  0.40%           B           $156.08         1
TARGET 2045 ALLOCATION.................................  0.50%           B           $160.56        28
TARGET 2045 ALLOCATION.................................  0.70%           B           $156.63         1
TARGET 2045 ALLOCATION.................................  0.80%           B           $272.22         1
TARGET 2045 ALLOCATION.................................  0.90%           B           $152.79        27
TARGET 2045 ALLOCATION.................................  0.95%           B           $151.84         6
TARGET 2045 ALLOCATION.................................  1.00%           B           $150.91        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
TARGET 2045 ALLOCATION.................................  1.10%           B           $149.04        12
TARGET 2045 ALLOCATION.................................  1.20%           B           $147.19       196
TARGET 2045 ALLOCATION.................................  1.25%           B           $120.77         7
TARGET 2045 ALLOCATION.................................  1.34%           B           $144.64       199
TARGET 2045 ALLOCATION.................................  1.35%           B           $144.46        --
TARGET 2045 ALLOCATION.................................  1.45%           B           $142.67        --

TARGET 2055 ALLOCATION.................................  0.50%           B           $110.19        17
TARGET 2055 ALLOCATION.................................  0.70%           B           $109.39        --
TARGET 2055 ALLOCATION.................................  0.80%           B           $108.99         1
TARGET 2055 ALLOCATION.................................  0.90%           B           $108.59         9
TARGET 2055 ALLOCATION.................................  0.95%           B           $108.39        --
TARGET 2055 ALLOCATION.................................  1.00%           B           $108.20        --
TARGET 2055 ALLOCATION.................................  1.10%           B           $107.80         2
TARGET 2055 ALLOCATION.................................  1.20%           B           $107.40        71
TARGET 2055 ALLOCATION.................................  1.25%           B           $107.21         1
TARGET 2055 ALLOCATION.................................  1.34%           B           $106.85        23

TEMPLETON GLOBAL BOND VIP FUND.........................  0.50%        CLASS 2        $121.64        17
TEMPLETON GLOBAL BOND VIP FUND.........................  0.70%        CLASS 2        $119.53        --
TEMPLETON GLOBAL BOND VIP FUND.........................  0.80%        CLASS 2        $118.49         9
TEMPLETON GLOBAL BOND VIP FUND.........................  0.90%        CLASS 2        $117.46         7
TEMPLETON GLOBAL BOND VIP FUND.........................  1.00%        CLASS 2        $116.43         1
TEMPLETON GLOBAL BOND VIP FUND.........................  1.10%        CLASS 2        $115.41         3
TEMPLETON GLOBAL BOND VIP FUND.........................  1.20%        CLASS 2        $114.40       561

VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.50%        CLASS S        $ 49.33         3
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.70%        CLASS S        $ 48.57         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.80%        CLASS S        $ 48.20         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.90%        CLASS S        $ 47.83        25
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.95%        CLASS S        $ 47.65         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.00%        CLASS S        $ 47.46        --
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.10%        CLASS S        $ 47.10         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.20%        CLASS S        $ 46.73       125
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.25%        CLASS S        $ 46.55        22
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.34%        CLASS S        $ 46.23       182
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.45%        CLASS S        $ 45.84        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2018, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2018, the contract charges were 0.00%.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                              1290 VT       1290 VT
                                                                1290 VT     DOUBLELINE    DOUBLELINE
                                                              CONVERTIBLE     DYNAMIC    OPPORTUNISTIC 1290 VT EQUITY
                                                             SECURITIES*(A) ALLOCATION*      BOND*        INCOME*
                                                             -------------- -----------  ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $   359     $   186,266    $ 261,558    $  2,220,277
 Expenses:
   Asset-based charges......................................         --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------
                                                                     --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------

NET INVESTMENT INCOME (LOSS)................................        359          44,648      170,653         833,150
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         (1)        107,102      (25,393)     (2,826,476)
   Net realized gain distribution from the Portfolios.......        299         267,781           --      29,993,534
                                                                -------     -----------    ---------    ------------
 Net realized gain (loss)...................................        298         374,883      (25,393)     27,167,058
                                                                -------     -----------    ---------    ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (1,305)     (1,020,808)    (286,996)    (42,246,578)
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (1,007)       (645,925)    (312,389)    (15,079,520)
                                                                -------     -----------    ---------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  (648)    $  (601,277)   $(141,736)   $(14,246,370)
                                                                =======     ===========    =========    ============

                                                                           1290 VT GAMCO
                                                             1290 VT GAMCO     SMALL
                                                               MERGERS &      COMPANY
                                                             ACQUISITIONS*    VALUE*
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   245,924  $   5,942,447
 Expenses:
   Asset-based charges......................................      214,807     13,210,358
                                                              -----------  -------------
                                                                  214,807     13,210,358
                                                              -----------  -------------

NET INVESTMENT INCOME (LOSS)................................       31,117     (7,267,911)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (88,593)    34,730,878
   Net realized gain distribution from the Portfolios.......      450,634     48,146,462
                                                              -----------  -------------
 Net realized gain (loss)...................................      362,041     82,877,340
                                                              -----------  -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,430,500)  (254,592,184)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (1,068,459)  (171,714,844)
                                                              -----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(1,037,342) $(178,982,755)
                                                              ===========  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                          1290 VT LOW
                                                                          VOLATILITY                               1290 VT
                                                             1290 VT HIGH   GLOBAL    1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  EQUITY*(A)     CAP*(A)     CAP VALUE*    EQUITY*
                                                             ------------ ----------- ------------- ------------- ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   809,985     $ 371      $     32      $  27,656   $  29,748
 Expenses:
   Asset-based charges......................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------
   Net Expenses.............................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------

NET INVESTMENT INCOME (LOSS)................................     634,183       361          (133)         5,283       8,202
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (68,814)       (1)       (3,358)        65,983      36,109
   Net realized gain distribution from the Portfolios.......          --        20        11,171        117,109      86,048
                                                             -----------     -----      --------      ---------   ---------
 Net realized gain (loss)...................................     (68,814)       19         7,813        183,092     122,157
                                                             -----------     -----      --------      ---------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)     (925)      (14,850)      (721,376)   (297,969)
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,138,577)     (906)       (7,037)      (538,284)   (175,812)
                                                             -----------     -----      --------      ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (504,394)    $(545)     $ (7,170)     $(533,001)  $(167,610)
                                                             ===========     =====      ========      =========   =========

                                                               1290 VT
                                                               SOCIALLY
                                                             RESPONSIBLE*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   534,113
 Expenses:
   Asset-based charges......................................     701,805
                                                             -----------
   Net Expenses.............................................     701,805
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................    (167,692)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   2,337,555
   Net realized gain distribution from the Portfolios.......   1,472,936
                                                             -----------
 Net realized gain (loss)...................................   3,810,491
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (2,807,931)
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(2,975,623)
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                            AMERICAN FUNDS
                                                                              INSURANCE      AXA 400      AXA 500     AXA 2000
                                                               ALL ASSET    SERIES(R) BOND   MANAGED      MANAGED      MANAGED
                                                             GROWTH-ALT 20*    FUND/SM/    VOLATILITY*  VOLATILITY*  VOLATILITY*
                                                             -------------- -------------- -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  1,490,292   $ 1,052,148   $   167,873  $   319,916  $    66,753
 Expenses:
   Asset-based charges......................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------
   Net Expenses.............................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)................................       457,762       511,619       (41,602)     (24,540)     (35,411)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       793,401      (367,152)      320,369    1,450,833      288,699
   Net realized gain distribution from the Portfolios.......     2,817,223        63,583     1,287,451      625,644      535,835
                                                              ------------   -----------   -----------  -----------  -----------
 Net realized gain (loss)...................................     3,610,624      (303,569)    1,607,820    2,076,477      824,534
                                                              ------------   -----------   -----------  -----------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (11,303,094)   (1,122,030)   (3,897,684)  (4,040,654)  (1,917,408)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (7,692,470)   (1,425,599)   (2,289,864)  (1,964,177)  (1,092,874)
                                                              ------------   -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (7,234,708)  $  (913,980)  $(2,331,466) $(1,988,717) $(1,128,285)
                                                              ============   ===========   ===========  ===========  ===========


                                                             AXA AGGRESSIVE
                                                              ALLOCATION*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  11,373,667
 Expenses:
   Asset-based charges......................................     8,926,649
                                                             -------------
   Net Expenses.............................................     8,926,649
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................     2,447,018
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    14,414,835
   Net realized gain distribution from the Portfolios.......    40,052,816
                                                             -------------
 Net realized gain (loss)...................................    54,467,651
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (72,842,064)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (70,395,046)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                            AXA                        AXA
                                                                               AXA      CONSERVATIVE     AXA      CONSERVATIVE-
                                                             AXA BALANCED  CONSERVATIVE    GROWTH    CONSERVATIVE     PLUS
                                                              STRATEGY*    ALLOCATION*   STRATEGY*    STRATEGY*    ALLOCATION*
                                                             ------------  ------------ ------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  1,553,357  $ 1,525,462  $   383,235   $ 112,514   $  3,210,745
 Expenses:
   Asset-based charges......................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------
   Net Expenses.............................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)................................     (110,434)     276,946        3,158       1,911        568,769
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    3,032,960     (841,642)     437,293      72,939        (36,714)
   Net realized gain distribution from the Portfolios.......    2,665,285    2,398,130      652,760     202,043      8,797,101
                                                             ------------  -----------  -----------   ---------   ------------
 Net realized gain (loss)...................................    5,698,245    1,556,488    1,090,053     274,982      8,760,387
                                                             ------------  -----------  -----------   ---------   ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)  (4,653,684)  (2,483,394)   (518,616)   (19,621,941)
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (6,744,945)  (3,097,196)  (1,393,341)   (243,634)   (10,861,554)
                                                             ------------  -----------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (6,855,379) $(2,820,250) $(1,390,183)  $(241,723)  $(10,292,785)
                                                             ============  ===========  ===========   =========   ============

                                                               AXA GLOBAL
                                                             EQUITY MANAGED
                                                              VOLATILITY*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  3,987,840
 Expenses:
   Asset-based charges......................................     4,994,090
                                                              ------------
   Net Expenses.............................................     4,994,090
                                                              ------------

NET INVESTMENT INCOME (LOSS)................................    (1,006,250)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    17,152,168
   Net realized gain distribution from the Portfolios.......    28,305,285
                                                              ------------
 Net realized gain (loss)...................................    45,457,453
                                                              ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (95,627,850)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (50,170,397)
                                                              ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(51,176,647)
                                                              ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                             AXA           AXA           AXA
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  16,845  $  2,879,135   $   237,155  $  3,096,687   $   350,960
 Expenses:
   Asset-based charges......................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------
   Net Expenses.............................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------

NET INVESTMENT INCOME (LOSS)................................       (38)      718,932        80,635       768,344       (84,153)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    55,283     3,938,397        61,168     3,214,629     2,355,668
   Net realized gain distribution from the Portfolios.......    24,382            --        39,133            --     2,689,374
                                                             ---------  ------------   -----------  ------------   -----------
 Net realized gain (loss)...................................    79,665     3,938,397       100,301     3,214,629     5,045,042
                                                             ---------  ------------   -----------  ------------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (176,494)  (32,353,036)   (2,245,687)  (36,821,113)   (7,407,438)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (96,829)  (28,414,639)   (2,145,386)  (33,606,484)   (2,362,396)
                                                             ---------  ------------   -----------  ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (96,867) $(27,695,707)  $(2,064,751) $(32,838,140)  $(2,446,549)
                                                             =========  ============   ===========  ============   ===========

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   3,698,931
 Expenses:
   Asset-based charges......................................    10,035,051
                                                             -------------
   Net Expenses.............................................    10,035,051
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................    (6,336,120)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    53,872,506
   Net realized gain distribution from the Portfolios.......    63,941,612
                                                             -------------
 Net realized gain (loss)...................................   117,814,118
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (20,573,358)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (26,909,478)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                               AXA LARGE     AXA MID CAP                      AXA
                                                               CAP VALUE        VALUE           AXA        MODERATE
                                                                MANAGED        MANAGED       MODERATE       GROWTH
                                                              VOLATILITY*    VOLATILITY*    ALLOCATION*    STRATEGY*
                                                             -------------  -------------  -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  20,695,592  $   6,013,089  $  25,256,570  $   931,782
 Expenses:
   Asset-based charges......................................    11,091,473      6,567,946     20,783,929      855,432
   Less: Reduction for expense limitation...................            --             --     (5,569,200)          --
                                                             -------------  -------------  -------------  -----------
   Net Expenses.............................................    11,091,473      6,567,946     15,214,729      855,432
                                                             -------------  -------------  -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     9,604,119       (554,857)    10,041,841       76,350
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    60,771,919     35,839,366      1,275,324    1,084,486
   Net realized gain distribution from the Portfolios.......    38,880,635     38,885,757     63,592,029    1,772,674
                                                             -------------  -------------  -------------  -----------
 Net realized gain (loss)...................................    99,652,554     74,725,123     64,867,353    2,857,160
                                                             -------------  -------------  -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)  (144,651,271)  (165,312,266)  (7,768,255)
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (100,915,326)   (69,926,148)  (100,444,913)  (4,911,095)
                                                             -------------  -------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (91,311,207) $ (70,481,005) $ (90,403,072) $(4,834,745)
                                                             =============  =============  =============  ===========

                                                                  AXA          AXA/AB
                                                               MODERATE-      DYNAMIC
                                                                 PLUS         MODERATE
                                                              ALLOCATION*     GROWTH*
                                                             -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  19,011,430  $   213,822
 Expenses:
   Asset-based charges......................................    14,973,232      226,979
   Less: Reduction for expense limitation...................            --           --
                                                             -------------  -----------
   Net Expenses.............................................    14,973,232      226,979
                                                             -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     4,038,198      (13,157)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    15,657,486      344,365
   Net realized gain distribution from the Portfolios.......    58,038,566      173,385
                                                             -------------  -----------
 Net realized gain (loss)...................................    73,696,052      517,750
                                                             -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (171,524,919)  (1,790,411)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (97,828,867)  (1,272,661)
                                                             -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (93,790,669) $(1,285,818)
                                                             =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                  AXA/FRANKLIN
                                                            AXA/      AXA/FRANKLIN  AXA/FRANKLIN   TEMPLETON
                                                         CLEARBRIDGE    BALANCED      SMALL CAP    ALLOCATION
                                          AXA/AB SMALL    LARGE CAP     MANAGED     VALUE MANAGED   MANAGED       AXA/JANUS
                                          CAP GROWTH*      GROWTH*    VOLATILITY*    VOLATILITY*  VOLATILITY*    ENTERPRISE*
                                          ------------  ------------  ------------  ------------- ------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    489,594  $    267,426  $  2,574,307   $   127,960  $  1,651,073  $         --
 Expenses:
   Asset-based charges...................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------
   Net Expenses..........................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INVESTMENT INCOME (LOSS).............   (4,823,824)   (1,802,472)    1,428,362      (134,877)      706,752    (4,065,915)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   10,489,331     1,224,304     2,666,520     1,296,385     2,773,059      (133,113)
   Net realized gain distribution from
    the Portfolios.......................   61,284,584    13,164,515     3,363,896     2,420,786    15,674,361    17,998,501
                                          ------------  ------------  ------------   -----------  ------------  ------------
 Net realized gain (loss)................   71,773,915    14,388,819     6,030,416     3,717,171    18,447,420    17,865,388
                                          ------------  ------------  ------------   -----------  ------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (99,934,897)  (13,579,950)  (12,301,281)   (6,359,128)  (26,381,898)  (22,973,750)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (28,160,982)      808,869    (6,270,865)   (2,641,957)   (7,934,478)   (5,108,362)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(32,984,806) $   (993,603) $ (4,842,503)  $(2,776,834) $ (7,227,726) $ (9,174,277)
                                          ============  ============  ============   ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                        AXA/TEMPLETON
                                           AXA/LOOMIS   GLOBAL EQUITY             CHARTER/SM/                     CHARTER/SM/
                                             SAYLES        MANAGED    CHARTER/SM/ MULTI-SECTOR CHARTER/SM/ SMALL  SMALL CAP
                                            GROWTH*      VOLATILITY*  MODERATE*      BOND*       CAP GROWTH*        VALUE*
                                          ------------  ------------- ----------  ------------ ---------------   ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $     85,093  $  1,380,968   $  5,907   $ 1,763,562   $  1,806,051     $  1,368,144
 Expenses:
   Asset-based charges...................    1,211,973       623,539      4,718     1,007,406        653,447        1,562,161
   Less: Reduction for expense
    limitation...........................           --            --         --            --         (1,032)          (3,761)
                                          ------------  ------------   --------   -----------   ------------     ------------
   Net Expenses..........................    1,211,973       623,539      4,718     1,007,406        652,415        1,558,400
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INVESTMENT INCOME (LOSS).............   (1,126,880)      757,429      1,189       756,156      1,153,636         (190,256)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    7,979,016     2,487,395     (3,316)   (1,398,413)     2,989,075        6,740,244
   Net realized gain distribution from
    the Portfolios.......................    9,132,595     4,658,942      5,608            --      3,688,205        1,667,426
                                          ------------  ------------   --------   -----------   ------------     ------------
 Net realized gain (loss)................   17,111,611     7,146,337      2,292    (1,398,413)     6,677,280        8,407,670
                                          ------------  ------------   --------   -----------   ------------     ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (19,594,762)  (14,446,897)   (27,271)     (818,004)   (10,738,671)     (23,564,739)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (2,483,151)   (7,300,560)   (24,979)   (2,216,417)    (4,061,391)     (15,157,069)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (3,610,031) $ (6,543,131)  $(23,790)  $(1,460,261)  $ (2,907,755)    $(15,347,325)
                                          ============  ============   ========   ===========   ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                     EQ/CLEARBRIDGE
                                           EQ/AMERICAN   EQ/BLACKROCK   EQ/CAPITAL   SELECT EQUITY
                                           CENTURY MID   BASIC VALUE     GUARDIAN       MANAGED       EQ/COMMON    EQ/CORE BOND
                                          CAP VALUE*(A)    EQUITY*      RESEARCH*     VOLATILITY*    STOCK INDEX*     INDEX*
                                          ------------- -------------  ------------  -------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   485,524  $  12,580,055  $  1,278,991   $    945,375  $  30,944,238  $ 2,159,976
 Expenses:
   Asset-based charges...................      200,315      9,953,255     2,950,635        346,898     32,701,530    1,396,005
   Less: Reduction for expense
    limitation...........................           --             --            --             --     (6,150,820)          --
                                           -----------  -------------  ------------   ------------  -------------  -----------
   Net Expenses..........................      200,315      9,953,255     2,950,635        346,898     26,550,710    1,396,005
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............      285,209      2,626,800    (1,671,644)       598,477      4,393,528      763,971
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (114,911)    49,815,117    18,554,605      1,555,023    151,851,766     (670,503)
   Net realized gain distribution from
    the Portfolios.......................           --     64,451,826    25,552,876     12,268,055    112,122,900           --
                                           -----------  -------------  ------------   ------------  -------------  -----------
 Net realized gain (loss)................     (114,911)   114,266,943    44,107,481     13,823,078    263,974,666     (670,503)
                                           -----------  -------------  ------------   ------------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (9,724,062)  (186,267,444)  (54,661,609)   (17,278,033)  (416,528,514)  (1,226,222)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (9,838,973)   (72,000,501)  (10,554,128)    (3,454,955)  (152,553,848)  (1,896,725)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(9,553,764) $ (69,373,701) $(12,225,772)  $ (2,856,478) $(148,160,320) $(1,132,754)
                                           ===========  =============  ============   ============  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN                EQ/GOLDMAN
                                       MARKETS    EQ/EQUITY 500  INSTITUTIONAL AM/SM    RISING      EQ/GLOBAL   SACHS MID CAP
                                     EQUITY PLUS*    INDEX*        /LARGE CAP*(A)    DIVIDENDS*(A)  BOND PLUS*    VALUE*(A)
                                     ------------ -------------  ------------------- ------------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   201,423  $  25,119,926     $  1,033,470       $  2,345    $   680,204   $   120,660
 Expenses:
   Asset-based charges..............     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------
   Net Expenses.....................     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INVESTMENT INCOME (LOSS)........      21,465      3,243,990          (29,087)         1,123         36,510       (15,223)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     566,174     80,773,559         (722,527)          (181)      (888,604)      (56,646)
   Net realized gain distribution
    from the Portfolios.............      86,579     38,352,410               --             --             --            --
                                     -----------  -------------     ------------       --------    -----------   -----------
 Net realized gain (loss)...........     652,753    119,125,969         (722,527)          (181)      (888,604)      (56,646)
                                     -----------  -------------     ------------       --------    -----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (3,338,002)  (226,237,774)     (50,425,726)       (65,283)      (697,937)   (5,216,599)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,685,249)  (107,111,805)     (51,148,253)       (65,464)    (1,586,541)   (5,273,245)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(2,663,784) $(103,867,815)    $(51,177,340)      $(64,341)   $(1,550,031)  $(5,288,468)
                                     ===========  =============     ============       ========    ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                              EQ/
                                          INTERMEDIATE      EQ/                    EQ/INVESCO    EQ/INVESCO
                                           GOVERNMENT  INTERNATIONAL  EQ/INVESCO   GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                             BOND*     EQUITY INDEX*  COMSTOCK*    ESTATE*(A)    GROWTH*(A)    ENERGY*(A)
                                          ------------ ------------- ------------  -----------  ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 648,462   $  8,951,575  $  1,914,476  $   485,010   $   163,238  $     47,633
 Expenses:
   Asset-based charges...................    654,260      4,943,054     1,597,040      214,969       189,237       114,421
   Less: Reduction for expense
    limitation...........................     (2,959)            --            --           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
   Net Expenses..........................    651,301      4,943,054     1,597,040      214,969       189,237       114,421
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INVESTMENT INCOME (LOSS).............     (2,839)     4,008,521       317,436      270,041       (25,999)      (66,788)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (115,307)     3,027,510     5,732,865       37,100       (52,073)     (575,760)
   Net realized gain distribution from
    the Portfolios.......................         --             --     5,001,487           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
 Net realized gain (loss)................   (115,307)     3,027,510    10,734,352       37,100       (52,073)     (575,760)
                                           ---------   ------------  ------------  -----------   -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (147,332)   (69,984,100)  (27,806,770)  (1,588,691)   (4,051,141)  (17,327,646)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (262,639)   (66,956,590)  (17,072,418)  (1,551,591)   (4,103,214)  (17,903,406)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(265,478)  $(62,948,069) $(16,754,982) $(1,281,550)  $(4,129,213) $(17,970,194)
                                           =========   ============  ============  ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                     EQ/LAZARD
                                                          EQ/JPMORGAN                                 EMERGING      EQ/MFS
                                          EQ/IVY MID CAP     VALUE      EQ/LARGE CAP  EQ/LARGE CAP    MARKETS    INTERNATIONAL
                                            GROWTH*(A)   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*   EQUITY*(A)     GROWTH*
                                          -------------- -------------- ------------- ------------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $     14,828   $  1,725,845  $  1,995,095  $  1,931,105  $   366,521  $  1,454,462
 Expenses:
   Asset-based charges...................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------
   Net Expenses..........................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS).............      (388,617)      (245,797)   (1,897,769)      790,181     (159,546)     (492,662)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (199,228)     7,572,170    13,318,707     2,499,469       32,865     3,481,187
   Net realized gain distribution from
    the Portfolios.......................            --     13,256,205    18,988,967     3,807,440           --    15,009,358
                                           ------------   ------------  ------------  ------------  -----------  ------------
 Net realized gain (loss)................      (199,228)    20,828,375    32,307,674     6,306,909       32,865    18,490,545
                                           ------------   ------------  ------------  ------------  -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (14,300,034)   (48,790,083)  (40,899,073)  (16,515,277)  (2,644,086)  (35,257,217)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (14,499,262)   (27,961,708)   (8,591,399)  (10,208,368)  (2,611,221)  (16,766,672)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(14,887,879)  $(28,207,505) $(10,489,168) $ (9,418,187) $(2,770,767) $(17,259,334)
                                           ============   ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                             EQ/MFS                                                                   EQ/
                                          INTERNATIONAL     EQ/MFS     EQ/MFS UTILITIES   EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                            VALUE*(A)   TECHNOLOGY*(A)    SERIES*(A)        INDEX*     MARKET*      GLOBAL*
                                          ------------- -------------- ---------------- -------------  --------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $         --    $   557,857    $   7,489,323  $888,476  $    697,872
 Expenses:
   Asset-based charges...................    1,159,296        410,657        280,793        8,675,739   811,507     2,336,358
   Less: Reduction for expense
    limitation...........................           --             --             --               --   (51,795)           --
                                          ------------   ------------    -----------    -------------  --------  ------------
   Net Expenses..........................    1,159,296        410,657        280,793        8,675,739   759,712     2,336,358
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INVESTMENT INCOME (LOSS).............   (1,159,296)      (410,657)       277,064       (1,186,416)  128,764    (1,638,486)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (223,258)      (608,223)       (66,087)      37,645,786     1,170     8,720,946
   Net realized gain distribution from
    the Portfolios.......................           --             --             --       51,379,061        --     5,094,565
                                          ------------   ------------    -----------    -------------  --------  ------------
 Net realized gain (loss)................     (223,258)      (608,223)       (66,087)      89,024,847     1,170    13,815,511
                                          ------------   ------------    -----------    -------------  --------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (20,109,335)   (17,211,489)    (4,285,066)    (175,210,975)    2,056   (40,603,490)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,332,593)   (17,819,712)    (4,351,153)     (86,186,128)    3,226   (26,787,979)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(21,491,889)  $(18,230,369)   $(4,074,089)   $ (87,372,544) $131,990  $(28,426,465)
                                          ============   ============    ===========    =============  ========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                           EQ/PIMCO                                                 EQ/T. ROWE
                                          GLOBAL REAL  EQ/PIMCO ULTRA  EQ/QUALITY     EQ/SMALL     PRICE GROWTH  EQ/UBS GROWTH
                                            RETURN*     SHORT BOND*    BOND PLUS*  COMPANY INDEX*     STOCK*       & INCOME*
                                          -----------  -------------- -----------  -------------- -------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $   950,024    $1,543,615   $ 1,277,265   $  3,096,130  $          --  $    139,734
 Expenses:
   Asset-based charges...................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------
   Net Expenses..........................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INVESTMENT INCOME (LOSS).............     516,193       551,291       303,636       (983,139)    (8,498,394)     (390,296)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      91,701        46,442      (849,865)     7,149,385     44,447,969       428,437
   Net realized gain distribution from
    the Portfolios.......................          --            --            --     26,855,430     54,046,607     4,399,455
                                          -----------    ----------   -----------   ------------  -------------  ------------
 Net realized gain (loss)................      91,701        46,442      (849,865)    34,004,815     98,494,576     4,827,892
                                          -----------    ----------   -----------   ------------  -------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (1,536,910)     (817,647)     (422,620)   (71,723,231)  (112,379,659)  (10,136,559)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (1,445,209)     (771,205)   (1,272,485)   (37,718,416)   (13,885,083)   (5,308,667)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (929,016)   $ (219,914)  $  (968,849)  $(38,701,555) $ (22,383,477) $ (5,698,963)
                                          ===========    ==========   ===========   ============  =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                 EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                   PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                --------------- --------------- ------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $   278,864    $    239,979    $ 1,100,162     $ 2,072,492      $    25,416    $        --
 Expenses:
   Asset-based charges.........       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------
   Net Expenses................       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INVESTMENT INCOME (LOSS)...       129,840        (454,798)       562,296       1,558,471         (249,312)      (133,285)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (142,240)        (28,389)       878,948        (460,676)        (402,041)      (258,626)
   Net realized gain
    distribution from the
    Portfolios.................       592,871       4,725,136      1,765,217              --        3,255,822        742,817
                                  -----------    ------------    -----------     -----------      -----------    -----------
 Net realized gain (loss)......       450,631       4,696,747      2,644,165        (460,676)       2,853,781        484,191
                                  -----------    ------------    -----------     -----------      -----------    -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    (1,857,002)    (13,889,386)    (7,702,035)     (3,103,631)      (5,481,418)    (2,044,733)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (1,406,371)     (9,192,639)    (5,057,870)     (3,564,307)      (2,627,637)    (1,560,542)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $(1,276,531)   $ (9,647,437)   $(4,495,574)    $(2,005,836)     $(2,876,949)   $(1,693,827)
                                  ===========    ============    ===========     ===========      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                          MFS(R)
                                                                                       MASSACHUSETTS
                                                                                         INVESTORS    MULTIMANAGER
                                          IVY VIP HIGH  IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK    AGGRESSIVE   MULTIMANAGER
                                             INCOME      CAP GROWTH     TRUST SERIES     PORTFOLIO      EQUITY*      CORE BOND*
                                          ------------  ------------- ---------------- ------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 15,122,219  $    112,741    $    82,031     $    64,657  $     859,541  $ 2,892,113
 Expenses:
   Asset-based charges...................    2,940,255       386,098        229,121         231,971      9,070,088    1,316,604
   Less: Reduction for expense
    limitation...........................           --            --             --              --     (2,968,442)          --
                                          ------------  ------------    -----------     -----------  -------------  -----------
   Net Expenses..........................    2,940,255       386,098        229,121         231,971      6,101,646    1,316,604
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............   12,181,964      (273,357)      (147,090)       (167,314)    (5,242,105)   1,575,509
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (4,716,660)       79,398        219,297         257,556     55,253,492   (1,316,775)
   Net realized gain distribution from
    the Portfolios.......................           --    10,614,739        826,170       1,142,629     65,018,958           --
                                          ------------  ------------    -----------     -----------  -------------  -----------
 Net realized gain (loss)................   (4,716,660)   10,694,137      1,045,467       1,400,185    120,272,450   (1,316,775)
                                          ------------  ------------    -----------     -----------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,678,262)  (12,791,904)    (2,141,705)     (1,370,533)  (116,807,236)  (2,143,913)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,394,922)   (2,097,767)    (1,096,238)         29,652      3,465,214   (3,460,688)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (8,212,958) $ (2,371,124)   $(1,243,328)    $  (137,662) $  (1,776,891) $(1,885,179)
                                          ============  ============    ===========     ===========  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                      PIMCO
                                                                                                  COMMODITYREAL
                                          MULTIMANAGER                               OPPENHEIMER    RETURN(R)
                                            MID CAP      MULTIMANAGER  MULTIMANAGER  MAIN STREET    STRATEGY    TARGET 2015
                                            GROWTH*     MID CAP VALUE* TECHNOLOGY*   FUND(R)/VA     PORTFOLIO   ALLOCATION*
                                          ------------  -------------- ------------  -----------  ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $    397,384  $    327,161  $    59,259   $   164,098  $   298,251
 Expenses:
   Asset-based charges...................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------
   Net Expenses..........................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS).............   (1,109,982)      (288,817)   (2,438,553)     (13,352)       65,470       66,717
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      598,346      3,822,889    14,077,041      (47,560)     (828,778)    (107,213)
   Net realized gain distribution from
    the Portfolios.......................   11,145,400      4,158,504    23,067,157      577,455            --    1,266,766
                                          ------------   ------------  ------------  -----------   -----------  -----------
 Net realized gain (loss)................   11,743,746      7,981,393    37,144,198      529,895      (828,778)   1,159,553
                                          ------------   ------------  ------------  -----------   -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,777,013)   (14,864,089)  (32,677,736)  (1,140,842)     (574,450)  (2,208,330)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (4,033,267)    (6,882,696)    4,466,462     (610,947)   (1,403,228)  (1,048,777)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (5,143,249)  $ (7,171,513) $  2,027,909  $  (624,299)  $(1,337,758) $  (982,060)
                                          ============   ============  ============  ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                TEMPLETON   VANECK VIP
                                          TARGET 2025   TARGET 2035  TARGET 2045  TARGET 2055  GLOBAL BOND  GLOBAL HARD
                                          ALLOCATION*   ALLOCATION*  ALLOCATION*  ALLOCATION*   VIP FUND    ASSETS FUND
                                          -----------  ------------  -----------  -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,286,843  $  1,355,527  $ 1,125,823  $   211,302  $        --  $        --
 Expenses:
   Asset-based charges...................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------
   Net Expenses..........................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).............     342,120       313,762      234,617       84,944     (796,140)    (287,738)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   1,703,369     2,001,262    1,529,118      261,076   (1,205,061)      (3,572)
   Net realized gain distribution from
    the Portfolios.......................   1,773,810     1,063,419      757,354           --           --           --
                                          -----------  ------------  -----------  -----------  -----------  -----------
 Net realized gain (loss)................   3,477,179     3,064,681    2,286,472      261,076   (1,205,061)      (3,572)
                                          -----------  ------------  -----------  -----------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (9,540,120)  (10,812,385)  (9,522,936)  (1,805,624)   2,506,650   (6,941,302)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (6,062,941)   (7,747,704)  (7,236,464)  (1,544,548)   1,301,589   (6,944,874)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(5,720,821) $ (7,433,942) $(7,001,847) $(1,459,604) $   505,449  $(7,232,612)
                                          ===========  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             1290 VT CONVERTIBLE    1290 VT DOUBLELINE
                                                               SECURITIES*(A)       DYNAMIC ALLOCATION*
                                                             ------------------- ------------------------
                                                                    2018             2018         2017
                                                             ------------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................       $   359       $    44,648  $   (61,181)
 Net realized gain (loss)...................................           298           374,883      585,922
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (1,305)       (1,020,808)     235,054
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................          (648)         (601,277)     759,795
                                                                   -------       -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................            --         1,827,194    2,826,192
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................        15,712        (1,394,588)     231,782
 Redemptions for contract benefits and terminations.........            --          (521,527)    (353,359)
 Contract maintenance charges...............................            --           (17,642)     (17,186)
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................        15,712          (106,563)   2,687,429
                                                                   -------       -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            (9)               --           --
                                                                   -------       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................        15,055          (707,840)   3,447,224
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................            --        11,439,951    7,992,727
                                                                   -------       -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................       $15,055       $10,732,111  $11,439,951
                                                                   =======       ===========  ===========

                                                               1290 VT DOUBLELINE
                                                               OPPORTUNISTIC BOND*
                                                             ----------------------
                                                                2018        2017
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  170,653  $   45,924
 Net realized gain (loss)...................................    (25,393)     23,767
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (286,996)     27,776
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (141,736)     97,467
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,825,241   2,558,849
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    366,566   1,369,980
 Redemptions for contract benefits and terminations.........   (495,722)   (201,454)
 Contract maintenance charges...............................     (7,289)     (3,285)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,688,796   3,724,090
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         69          24
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,547,129   3,821,581
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,424,654   2,603,073
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $8,971,783  $6,424,654
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT GAMCO MERGERS &
                                                               1290 VT EQUITY INCOME*          ACQUISITIONS*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    833,150  $    479,385  $    31,117  $  (189,170)
 Net realized gain (loss)...................................   27,167,058     7,789,786      362,041    1,031,939
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (42,246,578)    6,720,240   (1,430,500)     (29,389)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (14,246,370)   14,989,411   (1,037,342)     813,380
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    7,180,698     7,856,128      868,191      882,555
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (4,613,175)   (4,245,730)     453,952     (386,444)
 Redemptions for contract benefits and terminations.........   (9,240,480)   (8,740,223)  (1,784,240)  (1,712,561)
 Contract maintenance charges...............................      (59,071)      (64,702)      (8,028)      (9,022)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (6,732,028)   (5,194,527)    (470,125)  (1,225,472)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (20,978,398)    9,794,884   (1,507,467)    (412,092)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  117,548,027   107,753,143   17,251,838   17,663,930
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 96,569,629  $117,548,027  $15,744,371  $17,251,838
                                                             ============  ============  ===========  ===========

                                                                   1290 VT GAMCO SMALL
                                                                     COMPANY VALUE*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (7,267,911) $   (5,893,233)
 Net realized gain (loss)...................................     82,877,340     114,847,311
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (254,592,184)     22,857,391
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (178,982,755)    131,811,469
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    117,673,584     104,649,861
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (10,044,077)     (8,487,385)
 Redemptions for contract benefits and terminations.........    (70,418,328)    (59,679,262)
 Contract maintenance charges...............................       (668,451)       (617,064)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     36,542,728      35,866,150
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................             --              11
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (142,440,027)    167,677,630
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,046,148,780     878,471,150
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $  903,708,753  $1,046,148,780
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT LOW
                                                                                       VOLATILITY GLOBAL
                                                             1290 VT HIGH YIELD BOND*     EQUITY*(A)     1290 VT MICRO CAP*(A)
                                                             ------------------------  ----------------- ---------------------
                                                                 2018         2017           2018                2018
                                                             -----------  -----------  ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   634,183  $   464,532       $   361            $   (133)
 Net realized gain (loss)...................................     (68,814)       1,632            19               7,813
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)      38,310          (925)            (14,850)
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (504,394)     504,474          (545)             (7,170)
                                                             -----------  -----------       -------            --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,177,511    2,821,079            --                  --
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     103,287    1,756,396        15,713             143,924
 Redemptions for contract benefits and terminations.........  (1,274,101)    (630,019)           --                  --
 Contract maintenance charges...............................     (14,162)     (10,212)           --                  --
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,992,535    3,937,244        15,713             143,924
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         194          218            --                  --
                                                             -----------  -----------       -------            --------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,488,335    4,441,936        15,168             136,754
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,964,584    8,522,648            --                  --
                                                             -----------  -----------       -------            --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,452,919  $12,964,584       $15,168            $136,754
                                                             ===========  ===========       =======            ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                1290 VT SMALL CAP       1290 VT SMARTBETA
                                                                    VALUE*(B)                EQUITY*
                                                             ----------------------  ----------------------
                                                                2018        2017        2018        2017
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    5,283  $       69  $    8,202  $    5,589
 Net realized gain (loss)...................................    183,092      85,377     122,157      46,088
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (721,376)     81,552    (297,969)     84,138
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (533,001)    166,998    (167,610)    135,815
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    961,124     389,684     998,255     552,562
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    868,118     878,577     483,176     213,603
 Redemptions for contract benefits and terminations.........   (114,105)    (31,573)    (64,976)    (35,792)
 Contract maintenance charges...............................     (1,794)       (543)     (2,773)     (1,166)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,713,343   1,236,145   1,413,682     729,207
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         --       7,693         245           8
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,180,342   1,410,836   1,246,317     865,030
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,717,403     306,567   1,257,343     392,313
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,897,745  $1,717,403  $2,503,660  $1,257,343
                                                             ==========  ==========  ==========  ==========

                                                                 1290 VT SOCIALLY
                                                                   RESPONSIBLE*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (167,692) $  (103,722)
 Net realized gain (loss)...................................   3,810,491   10,052,672
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)  (1,308,284)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,975,623)   8,640,666
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,593,592    4,180,415
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,190,221)      45,188
 Redemptions for contract benefits and terminations.........  (3,717,763)  (3,967,656)
 Contract maintenance charges...............................     (36,714)     (36,269)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (351,106)     221,678
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          13           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,326,716)   8,862,344
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  54,485,686   45,623,342
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $51,158,970  $54,485,686
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                             AMERICAN FUNDS
                                                                     ALL ASSET             INSURANCE SERIES(R)
                                                                 GROWTH-ALT 20*(C)            BOND FUND/SM/
                                                             -------------------------  ------------------------
                                                                 2018          2017         2018         2017
                                                             ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    457,762  $   280,502  $   511,619  $   360,927
 Net realized gain (loss)...................................    3,610,624    2,415,884     (303,569)     320,055
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (11,303,094)   7,130,818   (1,122,030)     105,916
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (7,234,708)   9,827,204     (913,980)     786,898
                                                             ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,744,343   10,059,817    7,543,145    8,877,675
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (5,081,458)   9,762,014     (481,721)   2,087,602
 Redemptions for contract benefits and terminations.........   (5,311,578)  (4,654,273)  (3,710,204)  (3,371,718)
 Contract maintenance charges...............................      (79,159)     (76,809)     (35,073)     (29,736)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     (727,852)  15,090,749    3,316,147    7,563,823
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (12)          --          109           47
                                                             ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (7,962,572)  24,917,953    2,402,276    8,350,768
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   84,044,489   59,126,536   44,600,136   36,249,368
                                                             ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 76,081,917  $84,044,489  $47,002,412  $44,600,136
                                                             ============  ===========  ===========  ===========

                                                                  AXA 400 MANAGED
                                                                    VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (41,602) $   (63,614)
 Net realized gain (loss)...................................   1,607,820    1,879,884
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,897,684)     126,064
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,331,466)   1,942,334
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,342,731    2,389,135
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     181,970      931,910
 Redemptions for contract benefits and terminations.........  (1,312,501)  (1,017,387)
 Contract maintenance charges...............................     (14,218)     (11,094)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,197,982    2,292,564
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,133,484)   4,234,898
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  16,487,022   12,252,124
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,353,538  $16,487,022
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA 500 MANAGED          AXA 2000 MANAGED
                                                                    VOLATILITY*              VOLATILITY*
                                                             ------------------------  -----------------------
                                                                 2018         2017         2018        2017
                                                             -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (24,540) $    (5,439) $   (35,411) $  (31,676)
 Net realized gain (loss)...................................   2,076,477    1,474,027      824,534     726,639
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (4,040,654)   2,586,720   (1,917,408)    144,948
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,988,717)   4,055,308   (1,128,285)    839,911
                                                             -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,185,015    3,376,075    1,189,622   1,084,825
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     122,400    1,162,075      302,255     402,188
 Redemptions for contract benefits and terminations.........  (1,749,913)  (1,394,190)    (690,143)   (422,851)
 Contract maintenance charges...............................     (22,063)     (19,171)      (6,922)     (5,297)
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,535,439    3,124,789      794,812   1,058,865
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --           --          --
                                                             -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (453,278)   7,180,097     (333,473)  1,898,776
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,601,305   19,421,208    7,758,560   5,859,784
                                                             -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $26,148,027  $26,601,305  $ 7,425,087  $7,758,560
                                                             ===========  ===========  ===========  ==========

                                                                    AXA AGGRESSIVE
                                                                     ALLOCATION*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   2,447,018  $  1,969,476
 Net realized gain (loss)...................................    54,467,651    34,710,276
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)   70,918,410
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (70,395,046)  107,598,162
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    64,930,791    66,849,066
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (21,537,693)  (25,264,632)
 Redemptions for contract benefits and terminations.........   (45,523,069)  (39,630,091)
 Contract maintenance charges...............................      (888,079)     (911,576)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (3,018,050)    1,042,767
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           140            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (73,412,956)  108,640,929
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   719,519,440   610,878,511
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 646,106,484  $719,519,440
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                    AXA BALANCED              AXA CONSERVATIVE
                                                                      STRATEGY*                  ALLOCATION*
                                                             --------------------------  --------------------------
                                                                 2018          2017          2018          2017
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (110,434) $      1,447  $    276,946  $   (123,788)
 Net realized gain (loss)...................................    5,698,245     3,429,893     1,556,488     2,233,267
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)    7,108,515    (4,653,684)    1,871,339
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (6,855,379)   10,539,855    (2,820,250)    3,980,818
                                                             ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    5,676,529     7,958,859     7,504,901    10,012,075
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (303,746)   (1,722,281)   (2,269,399)   (4,473,950)
 Redemptions for contract benefits and terminations.........   (9,970,672)   (7,728,350)  (11,572,474)  (15,072,270)
 Contract maintenance charges...............................   (1,279,528)   (1,242,397)     (180,213)     (188,367)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (5,877,417)   (2,734,169)   (6,517,185)   (9,722,512)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................        2,513            --           234            --
                                                             ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (12,730,283)    7,805,686    (9,337,201)   (5,741,694)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  132,739,997   124,934,311   106,475,791   112,217,485
                                                             ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $120,009,714  $132,739,997  $ 97,138,590  $106,475,791
                                                             ============  ============  ============  ============

                                                                 AXA CONSERVATIVE
                                                                 GROWTH STRATEGY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     3,158  $     2,634
 Net realized gain (loss)...................................   1,090,053      749,021
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,483,394)   1,054,261
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,390,183)   1,805,916
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,686,033    4,011,805
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     614,295      629,610
 Redemptions for contract benefits and terminations.........  (2,353,452)  (2,233,482)
 Contract maintenance charges...............................    (136,900)    (140,051)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,809,976    2,267,882
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --          256
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     419,793    4,074,054
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,665,387   25,591,333
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,085,180  $29,665,387
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA CONSERVATIVE         AXA CONSERVATIVE-PLUS
                                                                     STRATEGY*                 ALLOCATION*
                                                             ------------------------  --------------------------
                                                                 2018         2017         2018          2017
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     1,911  $   (12,489) $    568,769  $     (7,686)
 Net realized gain (loss)...................................     274,982      200,424     8,760,387     7,920,438
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (518,616)     104,752   (19,621,941)    7,537,358
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (241,723)     292,687   (10,292,785)   15,450,110
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     787,459    1,776,900    22,882,666    24,313,298
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (93,549)    (547,168)   (7,949,747)   (6,457,886)
 Redemptions for contract benefits and terminations.........  (1,309,654)  (1,371,903)  (22,214,334)  (18,801,617)
 Contract maintenance charges...............................     (61,097)     (63,149)     (375,162)     (387,874)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (676,841)    (205,320)   (7,656,577)   (1,334,079)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (25)          (6)            5            (5)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (918,589)      87,361   (17,949,357)   14,116,026
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,801,642    9,714,281   220,562,922   206,446,896
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,883,053  $ 9,801,642  $202,613,565  $220,562,922
                                                             ===========  ===========  ============  ============

                                                                  AXA GLOBAL EQUITY
                                                                 MANAGED VOLATILITY*
                                                             --------------------------
                                                                 2018          2017
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,006,250) $   (759,092)
 Net realized gain (loss)...................................   45,457,453    16,333,892
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (95,627,850)   67,124,599
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (51,176,647)   82,699,399
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   20,032,246    20,628,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (12,767,709)  (16,792,956)
 Redemptions for contract benefits and terminations.........  (29,654,825)  (28,836,491)
 Contract maintenance charges...............................     (197,004)     (214,731)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (22,587,292)  (25,215,202)
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (73,763,939)   57,484,197
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  406,245,555   348,761,358
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $332,481,616  $406,245,555
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          AXA INTERNATIONAL
                                                                                            CORE MANAGED
                                                              AXA GROWTH STRATEGY*           VOLATILITY*
                                                             ----------------------  --------------------------
                                                                2018        2017         2018          2017
                                                             ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $      (38) $    5,183  $    718,932  $    647,447
 Net realized gain (loss)...................................     79,665      23,503     3,938,397     5,388,222
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (176,494)    141,180   (32,353,036)   30,381,573
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (96,867)    169,866   (27,695,707)   36,417,242
                                                             ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      6,726       6,500    10,940,217    11,295,744
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................         --          --    (3,673,355)   (6,850,515)
 Redemptions for contract benefits and terminations.........   (143,921)    (17,915)  (13,137,648)  (12,305,220)
 Contract maintenance charges...............................        (13)         --       (87,652)      (96,779)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (137,208)    (11,415)   (5,958,438)   (7,956,770)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (8)          4            --            --
                                                             ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (234,083)    158,455   (33,654,145)   28,460,472
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,528,380   1,369,925   178,944,059   150,483,587
                                                             ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,294,297  $1,528,380  $145,289,914  $178,944,059
                                                             ==========  ==========  ============  ============

                                                                 AXA INTERNATIONAL
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    80,635  $   108,370
 Net realized gain (loss)...................................     100,301       18,698
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,245,687)   1,970,554
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,064,751)   2,097,622
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,743,123    1,737,877
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     190,789      523,304
 Redemptions for contract benefits and terminations.........    (826,577)    (802,225)
 Contract maintenance charges...............................      (8,510)      (7,814)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,098,825    1,451,142
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (965,926)   3,548,764
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,261,216    8,712,452
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,295,290  $12,261,216
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA INTERNATIONAL
                                                                    VALUE MANAGED           AXA LARGE CAP CORE
                                                                     VOLATILITY*            MANAGED VOLATILITY*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    768,344  $  1,174,844  $   (84,153) $   (86,241)
 Net realized gain (loss)...................................    3,214,629     5,026,755    5,045,042    3,883,178
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (36,821,113)   29,985,219   (7,407,438)   2,042,836
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (32,838,140)   36,186,818   (2,446,549)   5,839,773
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   10,061,785    10,607,335    1,482,087    1,435,222
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (5,249,871)   (7,756,048)      61,233     (136,938)
 Redemptions for contract benefits and terminations.........  (13,911,637)  (14,367,191)  (2,887,363)  (2,820,505)
 Contract maintenance charges...............................      (91,852)     (102,919)     (16,668)     (18,711)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (9,191,575)  (11,618,823)  (1,360,711)  (1,540,932)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --            5
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (42,029,715)   24,567,995   (3,807,260)   4,298,846
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  194,754,765   170,186,770   33,729,355   29,430,509
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $152,725,050  $194,754,765  $29,922,095  $33,729,355
                                                             ============  ============  ===========  ===========

                                                                 AXA LARGE CAP GROWTH
                                                                 MANAGED VOLATILITY*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (6,336,120) $ (5,699,204)
 Net realized gain (loss)...................................   117,814,118    94,834,679
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)   79,277,500
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (26,909,478)  168,412,975
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    26,075,022    25,758,944
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (26,559,122)  (24,040,454)
 Redemptions for contract benefits and terminations.........   (53,207,041)  (49,374,217)
 Contract maintenance charges...............................      (367,590)     (379,487)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (54,058,731)  (48,035,214)
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            13            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (80,968,196)  120,377,761
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   751,883,821   631,506,060
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 670,915,625  $751,883,821
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA LARGE CAP VALUE           AXA MID CAP VALUE
                                                                 MANAGED VOLATILITY*          MANAGED VOLATILITY*
                                                             ---------------------------  ---------------------------
                                                                  2018          2017           2018          2017
                                                             -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   9,604,119  $  1,741,083  $    (554,857) $ (1,298,808)
 Net realized gain (loss)...................................    99,652,554    67,834,636     74,725,123    71,076,833
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)   31,025,467   (144,651,271)  (17,164,373)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (91,311,207)  100,601,186    (70,481,005)   52,613,652
                                                             -------------  ------------  -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    27,313,942    28,496,056     19,011,601    19,703,289
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (23,740,687)  (27,610,091)   (16,838,888)  (15,554,663)
 Redemptions for contract benefits and terminations.........   (69,251,905)  (66,058,298)   (39,384,341)  (38,257,554)
 Contract maintenance charges...............................      (401,191)     (445,812)      (236,788)     (261,461)
 Adjustments to net assets allocated to contracts in payout
   period...................................................       737,230        32,628             --            --
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (65,342,611)  (65,585,517)   (37,448,416)  (34,370,389)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................      (891,995)      (77,852)             5             9
                                                             -------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (157,545,813)   34,937,817   (107,929,416)   18,243,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   886,503,291   851,565,474    523,436,852   505,193,580
                                                             -------------  ------------  -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 728,957,478  $886,503,291  $ 415,507,436  $523,436,852
                                                             =============  ============  =============  ============

                                                                      AXA MODERATE
                                                                       ALLOCATION*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   10,041,841  $    5,414,925
 Net realized gain (loss)...................................     64,867,353      59,784,643
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (165,312,266)     92,682,742
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (90,403,072)    157,882,310
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    110,148,996     118,157,787
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (48,379,435)    (54,912,115)
 Redemptions for contract benefits and terminations.........   (145,462,412)   (143,748,445)
 Contract maintenance charges...............................     (1,912,457)     (1,996,730)
 Adjustments to net assets allocated to contracts in payout
   period...................................................        897,108         126,092
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (84,708,200)    (82,373,411)
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................       (573,249)         11,204
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (175,684,521)     75,520,103
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,685,487,074   1,609,966,971
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,509,802,553  $1,685,487,074
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                   AXA MODERATE               AXA MODERATE-PLUS
                                                                 GROWTH STRATEGY*                ALLOCATION*
                                                             ------------------------  ------------------------------
                                                                 2018         2017          2018            2017
                                                             -----------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    76,350  $   190,671  $    4,038,198  $    1,750,185
 Net realized gain (loss)...................................   2,857,160    1,640,245      73,696,052      63,993,959
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (7,768,255)   3,972,456    (171,524,919)     79,292,430
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (4,834,745)   5,803,372     (93,790,669)    145,036,574
                                                             -----------  -----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  16,249,680   16,577,204      96,998,296     107,428,337
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (915,173)  (1,397,224)    (39,708,452)    (44,405,492)
 Redemptions for contract benefits and terminations.........  (4,067,251)  (5,330,185)    (88,442,368)    (82,068,840)
 Contract maintenance charges...............................    (155,509)    (145,204)     (1,507,600)     (1,560,096)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  11,111,747    9,704,591     (32,660,124)    (20,606,091)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --              19              10
                                                             -----------  -----------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,277,002   15,507,963    (126,450,774)    124,430,493
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  66,166,968   50,659,005   1,211,085,673   1,086,655,180
                                                             -----------  -----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $72,443,970  $66,166,968  $1,084,634,899  $1,211,085,673
                                                             ===========  ===========  ==============  ==============

                                                                  AXA/AB DYNAMIC
                                                                 MODERATE GROWTH*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (13,157) $     1,890
 Net realized gain (loss)...................................     517,750      517,416
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,790,411)   1,397,595
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,285,818)   1,916,901
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,432,956    2,834,256
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (770,575)    (378,238)
 Redemptions for contract benefits and terminations.........  (2,355,091)  (2,013,053)
 Contract maintenance charges...............................     (24,747)     (27,690)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (717,457)     415,275
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (9)         474
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,003,284)   2,332,650
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  18,919,292   16,586,642
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $16,916,008  $18,919,292
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                      AXA/CLEARBRIDGE LARGE CAP    AXA/FRANKLIN BALANCED
                                          AXA/AB SMALL CAP GROWTH*             GROWTH*              MANAGED VOLATILITY*
                                         --------------------------  --------------------------  -------------------------
                                             2018          2017          2018          2017          2018          2017
                                         ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (4,823,824) $ (3,735,757) $ (1,802,472) $ (1,888,123) $  1,428,362  $ 1,190,534
 Net realized gain (loss)...............   71,773,915    38,244,202    14,388,819    14,941,549     6,030,416    3,107,150
 Net change in unrealized appreciation
   (depreciation) of investments........  (99,934,897)   36,368,402   (13,579,950)   20,521,865   (12,301,281)   3,361,164
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (32,984,806)   70,876,847      (993,603)   33,575,291    (4,842,503)   7,658,848
                                         ------------  ------------  ------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   18,271,944    15,862,842     5,877,802     6,761,820     6,292,298    6,665,579
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,744,774)  (10,027,641)  (11,986,031)  (17,122,597)   (3,491,841)  (1,681,392)
 Redemptions for contract benefits and
   terminations.........................  (32,641,066)  (26,995,018)  (14,740,472)  (15,357,551)   (9,482,913)  (7,947,830)
 Contract maintenance charges...........     (192,474)     (191,140)      (44,779)      (47,704)      (66,487)     (70,191)
 Adjustments to net assets allocated to
   contracts in payout period...........      390,455      (236,579)           --            --            --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (20,915,915)  (21,587,536)  (20,893,480)  (25,766,032)   (6,748,943)  (3,033,834)
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (307,458)      236,593             5            (4)           --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (54,208,179)   49,525,904   (21,887,078)    7,809,255   (11,591,446)   4,625,014
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  396,904,822   347,378,918   160,793,033   152,983,778    94,200,958   89,575,944
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $342,696,643  $396,904,822  $138,905,955  $160,793,033  $ 82,609,512  $94,200,958
                                         ============  ============  ============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            AXA/FRANKLIN SMALL            AXA/FRANKLIN
                                             CAP VALUE MANAGED        TEMPLETON ALLOCATION
                                                VOLATILITY*           MANAGED VOLATILITY*        AXA/JANUS ENTERPRISE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (134,877) $  (142,537) $    706,752  $   312,067  $ (4,065,915) $ (3,436,186)
 Net realized gain (loss)...............   3,717,171    3,165,375    18,447,420    4,922,460    17,865,388    33,861,263
 Net change in unrealized appreciation
   (depreciation) of investments........  (6,359,128)  (1,040,102)  (26,381,898)   4,088,986   (22,973,750)   33,099,062
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (2,776,834)   1,982,736    (7,227,726)   9,323,513    (9,174,277)   63,524,139
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,261,871    1,329,576     5,763,747    6,567,417    29,701,726    25,910,514
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (656,442)    (645,635)   (3,054,268)  (1,506,770)   (5,740,378)  (12,265,865)
 Redemptions for contract benefits and
   terminations.........................  (1,489,948)  (1,365,914)   (5,648,447)  (7,499,831)  (21,956,588)  (17,632,885)
 Contract maintenance charges...........     (10,454)     (11,062)      (65,560)     (68,221)     (177,417)     (173,633)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (894,973)    (693,035)   (3,004,528)  (2,507,405)    1,827,343    (4,161,869)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         246           (5)           --           --        17,502         2,648
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,671,561)   1,289,696   (10,232,254)   6,816,108    (7,329,432)   59,364,918
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  20,920,849   19,631,153    76,395,389   69,579,281   304,348,921   244,984,003
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,249,288  $20,920,849  $ 66,163,135  $76,395,389  $297,019,489  $304,348,921
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               AXA/TEMPLETON GLOBAL
                                                     AXA/LOOMIS SAYLES            EQUITY MANAGED
                                                          GROWTH*                  VOLATILITY*         CHARTER/SM /MODERATE*(D)(E)
                                                 -------------------------  -------------------------  ---------------------------
                                                     2018          2017         2018          2017       2018          2017
                                                 ------------  -----------  ------------  -----------    --------      --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $ (1,126,880) $  (826,604) $    757,429  $    74,322  $  1,189      $  2,940
 Net realized gain (loss).......................   17,111,611    2,884,338     7,146,337    2,568,360     2,292         2,289
 Net change in unrealized appreciation
   (depreciation) of investments................  (19,594,762)  19,012,710   (14,446,897)   5,945,748   (27,271)        6,922
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from operations....................   (3,610,031)  21,070,444    (6,543,131)   8,588,430   (23,790)       12,151
                                                 ------------  -----------  ------------  -----------    --------      --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    6,159,122    5,696,054     3,824,320    3,889,881   121,181       150,745
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (1,706,440)   9,664,342    (1,913,282)  (1,431,236)  (72,781)      161,462
 Redemptions for contract benefits and
   terminations.................................   (7,929,094)  (6,132,709)   (3,940,188)  (3,752,794)  (41,014)         (311)
 Contract maintenance charges...................      (28,758)     (25,834)      (44,789)     (45,803)     (133)          (34)
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   (3,505,170)   9,201,853    (2,073,939)  (1,339,952)    7,253       311,862
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A..........           --            5            --           --        --            10
                                                 ------------  -----------  ------------  -----------    --------      --------

NET INCREASE (DECREASE) IN NET ASSETS...........   (7,115,201)  30,272,302    (8,617,070)   7,248,478   (16,537)      324,023
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......   91,316,185   61,043,883    51,199,519   43,951,041   324,023            --
                                                 ------------  -----------  ------------  -----------    --------      --------

NET ASSETS -- END OF YEAR OR PERIOD............. $ 84,200,984  $91,316,185  $ 42,582,449  $51,199,519  $307,486      $324,023
                                                 ============  ===========  ============  ===========    ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 19, 2017.
(e)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            CHARTER/SM /MULTI-       CHARTER/SM /SMALL CAP       CHARTER/SM/ SMALL CAP
                                               SECTOR BOND*                 GROWTH*                     VALUE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   756,156  $   263,793  $  1,153,636  $   571,408  $   (190,256) $    165,931
 Net realized gain (loss)...............  (1,398,413)  (1,352,809)    6,677,280    3,793,106     8,407,670     8,748,369
 Net change in unrealized appreciation
   (depreciation) of investments........    (818,004)   1,934,670   (10,738,671)   4,529,639   (23,564,739)    1,983,893
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (1,460,261)     845,654    (2,907,755)   8,894,153   (15,347,325)   10,898,193
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,977,469    5,625,118     2,423,750    2,084,545     4,508,888     4,746,708
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,549,187)  (2,159,224)      (61,026)  (1,274,092)   (3,264,487)   (5,529,711)
 Redemptions for contract benefits and
   terminations.........................  (7,665,850)  (8,211,251)   (3,753,173)  (3,109,250)   (9,165,219)   (8,798,598)
 Contract maintenance charges...........     (59,190)     (63,378)      (22,437)     (22,941)      (58,483)      (63,977)
 Adjustments to net assets allocated to
   contracts in payout period...........      21,602       30,572            --           --            --            --
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (4,275,156)  (4,778,163)   (1,412,886)  (2,321,738)   (7,979,301)   (9,645,578)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (92,603)     (30,571)       (1,029)        (511)       (3,759)       (5,010)
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (5,828,020)  (3,963,080)   (4,321,670)   6,571,904   (23,330,385)    1,247,605
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  83,506,209   87,469,289    47,034,002   40,462,098   118,662,820   117,415,215
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $77,678,189  $83,506,209  $ 42,712,332  $47,034,002  $ 95,332,435  $118,662,820
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/AMERICAN
                                                     CENTURY MID         EQ/BLACKROCK BASIC          EQ/CAPITAL GUARDIAN
                                                   CAP VALUE*(A)(F)        VALUE EQUITY*                  RESEARCH*
                                                   ---------------- ---------------------------  --------------------------
                                                         2018            2018          2017          2018          2017
                                                   ---------------- -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................   $   285,209    $   2,626,800  $  1,135,548  $ (1,671,644) $ (1,107,127)
 Net realized gain (loss).........................      (114,911)     114,266,943    47,019,863    44,107,481    31,022,481
 Net change in unrealized appreciation
   (depreciation) of investments..................    (9,724,062)    (186,267,444)    2,105,178   (54,661,609)   15,313,699
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (9,553,764)     (69,373,701)   50,260,589   (12,225,772)   45,229,053
                                                     -----------    -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     5,089,424       59,914,505    63,486,481     9,068,612     8,380,905
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    86,347,665      (27,532,883)  (26,609,802)   (6,904,479)   (5,120,694)
 Redemptions for contract benefits and
   terminations...................................    (1,034,364)     (59,207,258)  (54,350,418)  (17,611,618)  (15,867,848)
 Contract maintenance charges.....................       (25,049)        (444,505)     (454,610)      (74,056)      (78,559)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    90,377,676      (27,270,141)  (17,928,349)  (15,521,541)  (12,686,196)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,780           43,216           596            --            --
                                                     -----------    -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............    80,825,692      (96,600,626)   32,332,836   (27,747,313)   32,542,857
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --      791,517,773   759,184,937   226,644,146   194,101,289
                                                     -----------    -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............   $80,825,692    $ 694,917,147  $791,517,773  $198,896,833  $226,644,146
                                                     ===========    =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(f)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                           EQ/CLEARBRIDGE SELECT
                                               EQUITY MANAGED               EQ/COMMON STOCK
                                                VOLATILITY*                     INDEX*                  EQ/CORE BOND INDEX*
                                         -------------------------  ------------------------------  --------------------------
                                             2018          2017          2018            2017           2018          2017
                                         ------------  -----------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    598,477  $   (74,197) $    4,393,528  $    2,916,262  $    763,971  $    396,827
 Net realized gain (loss)...............   13,823,078    3,412,932     263,974,666     125,333,021      (670,503)     (158,872)
 Net change in unrealized appreciation
   (depreciation) of investments........  (17,278,033)     (40,731)   (416,528,514)    277,688,022    (1,226,222)        6,240
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (2,856,478)   3,298,004    (148,160,320)    405,937,305    (1,132,754)      244,195
                                         ------------  -----------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    1,145,765    1,293,200      56,435,102      54,182,261    11,226,801    11,174,239
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net ...............   (1,205,581)  (1,247,588)    (47,110,915)    (38,238,925)     (800,175)   (1,638,708)
 Redemptions for contract benefits and
   terminations.........................   (2,227,955)  (2,308,454)   (211,845,122)   (192,123,806)  (10,155,055)   (9,886,421)
 Contract maintenance charges...........      (27,702)     (29,551)     (1,016,467)     (1,060,375)      (83,649)      (88,431)
 Adjustments to net assets allocated to
   contracts in payout period...........           --           --       2,454,830        (475,811)           --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (2,315,473)  (2,292,393)   (201,082,572)   (177,716,656)      187,922      (439,321)
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --      (2,382,112)      1,557,842            --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (5,171,951)   1,005,611    (351,625,004)    229,778,491      (944,832)     (195,126)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   27,940,475   26,934,864   2,441,885,189   2,212,106,698   114,139,124   114,334,250
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 22,768,524  $27,940,475  $2,090,260,185  $2,441,885,189  $113,194,292  $114,139,124
                                         ============  ===========  ==============  ==============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                          EQ/FIDELITY
                                               EQ/EMERGING MARKETS                                    INSTITUTIONAL AM/SM
                                                  EQUITY PLUS*             EQ/EQUITY 500 INDEX*        /LARGE CAP*(A)(G)
                                            ------------------------  ------------------------------  -------------------
                                                2018         2017          2018            2017              2018
                                            -----------  -----------  --------------  --------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    21,465  $    (5,623) $    3,243,990  $    2,973,398     $    (29,087)
 Net realized gain (loss)..................     652,753      889,170     119,125,969      81,304,527         (722,527)
 Net change in unrealized appreciation
   (depreciation) of investments...........  (3,338,002)   1,568,998    (226,237,774)    179,041,314      (50,425,726)
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from operations...............  (2,663,784)   2,452,545    (103,867,815)    263,319,239      (51,177,340)
                                            -----------  -----------  --------------  --------------     ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,969,564    2,338,866     152,332,600     129,018,191       10,389,079
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   1,330,892    3,251,031       8,593,767      22,851,580      440,614,693
 Redemptions for contract benefits and
   terminations............................    (990,059)    (637,739)   (114,043,892)    (99,805,214)      (6,029,920)
 Contract maintenance charges..............      (9,625)      (6,576)       (989,367)       (855,087)         (60,798)
 Adjustments to net assets allocated to
   contracts in payout period..............          --           --         622,694        (315,687)              --
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions............................   3,300,772    4,945,582      46,515,802      50,893,783      444,913,054
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in Separate
   Account A...............................         904           --        (919,927)        315,701                5
                                            -----------  -----------  --------------  --------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS......     637,892    7,398,127     (58,271,940)    314,528,723      393,735,719
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  13,139,890    5,741,763   1,637,429,944   1,322,901,221               --
                                            -----------  -----------  --------------  --------------     ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $13,777,782  $13,139,890  $1,579,158,004  $1,637,429,944     $393,735,719
                                            ===========  ===========  ==============  ==============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(g)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                              EQ/FRANKLIN                             EQ/GOLDMAN
                                                                RISING                               SACHS MID CAP
                                                             DIVIDENDS*(A)   EQ/GLOBAL BOND PLUS*    VALUE*(A)(H)
                                                             ------------- ------------------------  -------------
                                                                 2018          2018         2017         2018
                                                             ------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................  $    1,123   $    36,510  $  (652,109)  $   (15,223)
 Net realized gain (loss)...................................        (181)     (888,604)  (1,202,398)      (56,646)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (65,283)     (697,937)   3,677,952    (5,216,599)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (64,341)   (1,550,031)   1,823,445    (5,288,468)
                                                              ----------   -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     221,674     4,201,689    3,980,533     1,132,922
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,184,759      (727,723)    (374,976)   55,201,043
 Redemptions for contract benefits and terminations.........      (1,455)   (6,146,189)  (5,704,674)     (631,993)
 Contract maintenance charges...............................          --       (30,474)     (33,851)       (6,719)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,404,978    (2,702,697)  (2,132,968)   55,695,253
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          49            --           --         1,791
                                                              ----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,340,686    (4,252,728)    (309,523)   50,408,576
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................          --    53,900,009   54,209,532            --
                                                              ----------   -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................  $1,340,686   $49,647,281  $53,900,009   $50,408,576
                                                              ==========   ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(h)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2018         2017         2018          2017          2018          2017
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (2,839) $  (247,683) $  4,008,521  $  5,041,947  $    317,436  $   (568,930)
 Net realized gain (loss)...............    (115,307)     128,388     3,027,510     1,233,807    10,734,352     4,907,826
 Net change in unrealized appreciation
   (depreciation) of investments........    (147,332)    (375,804)  (69,984,100)   67,009,456   (27,806,770)   14,161,347
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (265,478)    (495,099)  (62,948,069)   73,285,210   (16,754,982)   18,500,243
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,526,022    2,788,381    18,531,809    18,349,904     8,162,693     7,442,809
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (439,506)  (1,279,507)   (5,518,424)   (6,693,540)   (1,459,585)   (5,480,767)
 Redemptions for contract benefits and
   terminations.........................  (5,316,806)  (5,512,864)  (31,561,686)  (29,025,043)  (10,902,078)   (9,555,866)
 Contract maintenance charges...........     (37,503)     (40,712)     (187,030)     (206,090)      (53,737)      (55,418)
 Adjustments to net assets allocated to
   contracts in payout period...........      31,755       27,055       348,127      (168,793)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (3,236,038)  (4,017,647)  (18,387,204)  (17,743,562)   (4,252,707)   (7,649,242)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (11,964)     (29,596)     (216,493)      188,512            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,489,552)  (4,542,342)  (81,551,766)   55,730,160   (21,007,689)   10,851,001
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  53,769,218   58,311,560   401,707,828   345,977,668   128,371,670   117,520,669
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $50,279,666  $53,769,218  $320,156,062  $401,707,828  $107,363,981  $128,371,670
                                         ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             EQ/INVESCO    EQ/INVESCO
                                                                             GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                                                            ESTATE*(A)(I) GROWTH*(A)(J) ENERGY*(A)(K)
                                                                            ------------- ------------- -------------
                                                                                2018          2018          2018
                                                                            ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..............................................  $   270,041   $   (25,999) $    (66,788)
 Net realized gain (loss)..................................................       37,100       (52,073)     (575,760)
 Net change in unrealized appreciation (depreciation) of investments.......   (1,588,691)   (4,051,141)  (17,327,646)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from operations...........   (1,281,550)   (4,129,213)  (17,970,194)
                                                                             -----------   -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................    2,185,863     2,457,784     1,475,978
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................   85,912,933    77,200,914    54,799,740
 Redemptions for contract benefits and terminations........................   (1,367,880)     (982,235)     (643,261)
 Contract maintenance charges..............................................      (11,965)      (12,578)       (6,298)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................   86,718,951    78,663,885    55,626,159
                                                                             -----------   -----------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        2,859         3,688         3,489
                                                                             -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................   85,440,260    74,538,360    37,659,454
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --            --            --
                                                                             -----------   -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................  $85,440,260   $74,538,360  $ 37,659,454
                                                                             ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(i)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
(j)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
(k)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   EQ/IVY MID CAP      EQ/JPMORGAN VALUE          EQ/LARGE CAP GROWTH
                                                   GROWTH*(A)(L)        OPPORTUNITIES*                  INDEX*
                                                   -------------- --------------------------  --------------------------
                                                        2018          2018          2017          2018          2017
                                                   -------------- ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................  $   (388,617) $   (245,797) $   (335,896) $ (1,897,769) $ (1,200,645)
 Net realized gain (loss).........................      (199,228)   20,828,375    21,328,202    32,307,674    20,842,004
 Net change in unrealized appreciation
   (depreciation) of investments..................   (14,300,034)  (48,790,083)   (3,075,983)  (40,899,073)   41,220,378
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (14,887,879)  (28,207,505)   17,916,323   (10,489,168)   60,861,737
                                                    ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     4,863,523    23,594,517    14,867,470    28,084,656    23,752,452
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   161,857,703    19,777,540    25,680,475    (1,331,945)    5,276,821
 Redemptions for contract benefits and
   terminations...................................    (2,323,939)  (11,724,449)   (7,318,050)  (22,160,025)  (16,283,090)
 Contract maintenance charges.....................       (20,800)      (81,098)      (55,483)     (223,107)     (178,823)
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   164,376,487    31,566,510    33,174,412     4,369,579    12,567,360
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,143            --            --        23,593             4
                                                    ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   149,489,751     3,359,005    51,090,735    (6,095,996)   73,429,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --   143,324,006    92,233,271   287,438,729   214,009,628
                                                    ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............  $149,489,751  $146,683,011  $143,324,006  $281,342,733  $287,438,729
                                                    ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(l)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          EQ/LAZARD
                                                                                          EMERGING
                                                                 EQ/LARGE CAP VALUE        MARKETS       EQ/MFS INTERNATIONAL
                                                                       INDEX*           EQUITY*(A)(M)           GROWTH*
                                                             -------------------------  ------------- --------------------------
                                                                 2018          2017         2018          2018          2017
                                                             ------------  -----------  ------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    790,181  $   541,745  $   (159,546) $   (492,662) $   (480,885)
 Net realized gain (loss)...................................    6,306,909    6,908,964        32,865    18,490,545     8,061,270
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (16,515,277)   1,843,359    (2,644,086)  (35,257,217)   25,867,052
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (9,418,187)   9,294,068    (2,770,767)  (17,259,334)   33,447,437
                                                             ------------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   11,810,093   10,015,843     6,577,607    21,924,509    16,837,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (899,661)  (1,339,781)  206,609,472     3,867,808     5,840,966
 Redemptions for contract benefits and terminations.........   (6,196,636)  (5,963,277)   (2,638,966)  (11,215,178)   (8,301,576)
 Contract maintenance charges...............................      (73,249)     (64,578)      (30,696)     (124,049)     (105,833)
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    4,640,547    2,648,207   210,517,417    14,453,090    14,271,533
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            7             7            --            --
                                                             ------------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (4,777,640)  11,942,282   207,746,657    (2,806,244)   47,718,970
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   90,361,785   78,419,503            --   152,195,945   104,476,975
                                                             ------------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 85,584,145  $90,361,785  $207,746,657  $149,389,701  $152,195,945
                                                             ============  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(m)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               EQ/MFS
                                                                            INTERNATIONAL      EQ/MFS       EQ/MFS UTILITIES
                                                                            VALUE*(A)(N)  TECHNOLOGY*(A)(O)  SERIES*(A)(P)
                                                                            ------------- ----------------- ----------------
                                                                                2018            2018              2018
                                                                            ------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................. $ (1,159,296)   $   (410,657)     $    277,064
 Net realized gain (loss)..................................................     (223,258)       (608,223)          (66,087)
 Net change in unrealized appreciation (depreciation) of investments.......  (20,109,335)    (17,211,489)       (4,285,066)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from operations...........  (21,491,889)    (18,230,369)       (4,074,089)
                                                                            ------------    ------------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................   17,105,603       5,913,581         2,548,330
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................  464,491,046     169,301,791       113,099,756
 Redemptions for contract benefits and terminations........................   (5,719,416)     (1,862,825)       (1,754,911)
 Contract maintenance charges..............................................      (77,490)        (23,021)          (15,257)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................  475,799,743     173,329,526       113,877,918
                                                                            ------------    ------------      ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        7,754               6             1,383
                                                                            ------------    ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................  454,315,608     155,099,163       109,805,212
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --              --                --
                                                                            ------------    ------------      ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................ $454,315,608    $155,099,163      $109,805,212
                                                                            ============    ============      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(n)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a fund substitution on October 22, 2018.
(o)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a fund substitution on October 22, 2018.
(p)EQ/MFS Utility Series replaced MFS(R) Utility Series due to a fund substitution on October 22, 2018.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                        EQ/OPPENHEIMER
                                              EQ/MID CAP INDEX*            EQ/MONEY MARKET*                 GLOBAL*
                                         ---------------------------  --------------------------  --------------------------
                                              2018          2017          2018          2017          2018          2017
                                         -------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (1,186,416) $ (1,898,126) $    128,764  $   (544,021) $ (1,638,486) $   (982,511)
 Net realized gain (loss)...............    89,024,847    95,840,615         1,170          (880)   13,815,511     6,904,859
 Net change in unrealized appreciation
   (depreciation) of investments........  (175,210,975)  (12,688,435)        2,056         3,046   (40,603,490)   36,719,195
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (87,372,544)   81,254,054       131,990      (541,855)  (28,426,465)   42,641,543
                                         -------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    64,026,707    57,965,631    64,029,379    61,617,069    25,459,235    18,183,866
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (5,157,708)    8,309,255   (46,034,985)  (55,187,150)    5,952,625     3,403,099
 Redemptions for contract benefits and
   terminations.........................   (45,350,056)  (38,236,089)  (13,583,035)  (12,867,938)  (12,883,440)   (9,467,953)
 Contract maintenance charges...........      (376,101)     (332,065)      (87,663)      (87,466)     (128,093)     (108,091)
 Adjustments to net assets allocated to
   contracts in payout period...........            --            --        19,295        60,759            --            --
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    13,142,842    27,706,732     4,342,991    (6,464,726)   18,400,327    12,010,921
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         5,736            --      (246,353)      (75,993)        1,138         1,351
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (74,223,966)  108,960,786     4,228,628    (7,082,574)  (10,025,000)   54,653,815
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   671,403,786   562,443,000    69,731,163    76,813,737   177,866,357   123,212,542
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 597,179,820  $671,403,786  $ 73,959,791  $ 69,731,163  $167,841,357  $177,866,357
                                         =============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/PIMCO GLOBAL        EQ/PIMCO ULTRA SHORT
                                                        REAL RETURN*(Q)                BOND*             EQ/QUALITY BOND PLUS*
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   516,193  $    64,369  $   551,291  $     7,952  $   303,636  $   (80,965)
 Net realized gain (loss).........................      91,701       33,473       46,442       16,290     (849,865)    (588,839)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,536,910)     449,549     (817,647)     499,820     (422,620)     792,327
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (929,016)     547,391     (219,914)     524,062     (968,849)     122,523
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   6,704,911    6,482,529    6,145,379    7,360,897    4,382,021    4,507,797
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     642,022    5,868,389      486,601   (2,795,065)  (1,929,904)  (2,154,953)
 Redemptions for contract benefits and
   terminations...................................  (3,051,505)  (2,610,384)  (9,144,338)  (7,898,390)  (6,979,178)  (7,496,506)
 Contract maintenance charges.....................     (25,218)     (19,891)     (50,104)     (54,709)     (49,517)     (57,208)
 Adjustments to net assets allocated to contracts
   in payout period...............................          --           --           --           --       40,370      104,012
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   4,270,210    9,720,643   (2,562,462)  (3,387,267)  (4,536,208)  (5,096,858)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          43          217            5           --     (110,370)    (104,008)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,341,237   10,268,251   (2,782,371)  (2,863,205)  (5,615,427)  (5,078,343)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  35,233,676   24,965,425   80,893,182   83,756,387   79,948,007   85,026,350
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $38,574,913  $35,233,676  $78,110,811  $80,893,182  $74,332,580  $79,948,007
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(q)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/SMALL COMPANY             EQ/T. ROWE PRICE            EQ/UBS GROWTH &
                                                   INDEX*                   GROWTH STOCK*                  INCOME*
                                         --------------------------  ---------------------------  -------------------------
                                             2018          2017           2018          2017          2018          2017
                                         ------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (983,139) $   (555,579) $  (8,498,394) $ (6,536,489) $   (390,296) $  (382,117)
 Net realized gain (loss)...............   34,004,815    31,484,448     98,494,576    83,047,197     4,827,892    3,097,873
 Net change in unrealized appreciation
   (depreciation) of investments........  (71,723,231)    4,003,930   (112,379,659)   62,254,757   (10,136,559)   4,164,317
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (38,701,555)   34,932,799    (22,383,477)  138,765,465    (5,698,963)   6,880,073
                                         ------------  ------------  -------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,354,001    22,542,983     81,068,774    58,267,554     2,620,554    2,858,975
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (3,239,886)   (1,761,308)    16,538,234    13,997,903    (2,626,528)   1,477,529
 Redemptions for contract benefits and
   terminations.........................  (22,001,351)  (20,401,634)   (42,838,275)  (31,512,980)   (2,891,951)  (3,025,574)
 Contract maintenance charges...........     (157,868)     (148,160)      (387,652)     (326,164)      (16,207)     (16,935)
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................      (45,104)      231,881     54,381,081    40,426,313    (2,914,132)   1,293,995
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --          1,519        11,968            --           --
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (38,746,659)   35,164,680     31,999,123   179,203,746    (8,613,095)   8,174,068
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  312,768,586   277,603,906    606,686,723   427,482,977    42,338,259   34,164,191
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $274,021,927  $312,768,586  $ 638,685,846  $606,686,723  $ 33,725,164  $42,338,259
                                         ============  ============  =============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   FIDELITY(R)/ /VIP EQUITY- FIDELITY(R)/ /VIP MID CAP  INVESCO V.I. DIVERSIFIED
                                                       INCOME PORTFOLIO              PORTFOLIO                DIVIDEND FUND
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   129,840  $    50,096  $   (454,798) $  (315,657) $   562,296  $   199,213
 Net realized gain (loss).........................     450,631      187,293     4,696,747    1,942,872    2,644,165    2,263,923
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,857,002)   1,008,541   (13,889,386)   6,563,487   (7,702,035)     167,133
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,276,531)   1,245,930    (9,647,437)   8,190,702   (4,495,574)   2,630,269
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,959,717    2,008,081    11,212,641    9,265,269   12,691,789   13,689,845
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (287,581)    (322,903)   (1,101,976)  (1,009,509)  (3,270,119)   2,268,593
 Redemptions for contract benefits and
   terminations...................................    (716,603)    (602,492)   (2,726,788)  (1,968,862)  (2,452,982)  (1,555,814)
 Contract maintenance charges.....................     (13,645)     (13,290)      (63,055)     (56,992)     (58,509)     (43,745)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     941,888    1,069,396     7,320,822    6,229,906    6,910,179   14,358,879
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          --           --           636           --        5,920           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (334,643)   2,315,326    (2,325,979)  14,420,608    2,420,525   16,989,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,643,145   10,327,819    54,047,933   39,627,325   45,760,425   28,771,277
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $12,308,502  $12,643,145  $ 51,721,954  $54,047,933  $48,180,950  $45,760,425
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          INVESCO V.I. HIGH YIELD    INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                                   FUND                CORE EQUITY FUND             EQUITY FUND
                                         ------------------------  ------------------------  ------------------------
                                             2018         2017         2018         2017         2018         2017
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,558,471  $ 1,061,218  $  (249,312) $  (186,501) $  (133,285) $  (123,092)
 Net realized gain (loss)...............    (460,676)    (304,406)   2,853,781      271,905      484,191      (26,150)
 Net change in unrealized appreciation
   (depreciation) of investments........  (3,103,631)     977,073   (5,481,418)   2,430,266   (2,044,733)   1,315,498
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (2,005,836)   1,733,885   (2,876,949)   2,515,670   (1,693,827)   1,166,256
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,711,916    6,547,573    2,731,729    2,697,251    1,100,704    1,059,933
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,140,484)   1,322,856     (214,846)     530,188     (244,127)    (391,343)
 Redemptions for contract benefits and
   terminations.........................  (3,408,973)  (2,430,150)  (1,998,438)  (1,899,858)    (965,443)    (723,038)
 Contract maintenance charges...........     (29,445)     (25,579)     (12,541)     (11,949)      (5,656)      (5,493)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,133,014    5,414,700      505,904    1,315,632     (114,522)     (59,941)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (872,822)   7,148,585   (2,371,045)   3,831,302   (1,808,349)   1,106,315
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  41,199,544   34,050,959   22,184,292   18,352,990   10,643,562    9,537,247
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $40,326,722  $41,199,544  $19,813,247  $22,184,292  $ 8,835,213  $10,643,562
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                         IVY VIP SMALL CAP      MFS(R)/ /INVESTORS TRUST
                                             IVY VIP HIGH INCOME               GROWTH                    SERIES
                                         --------------------------  -------------------------  ------------------------
                                             2018          2017          2018          2017         2018         2017
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 12,181,964  $  9,060,737  $   (273,357) $  (277,346) $  (147,090) $  (102,475)
 Net realized gain (loss)...............   (4,716,660)   (3,849,120)   10,694,137      117,903    1,045,467      577,676
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,678,262)    5,764,827   (12,791,904)   4,530,743   (2,141,705)   2,473,320
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   (8,212,958)   10,976,444    (2,371,124)   4,371,300   (1,243,328)   2,948,521
                                         ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   37,318,234    34,311,061     4,918,104    3,355,219    2,405,101    1,954,384
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (2,291,911)    6,774,035     4,244,810       50,841     (392,364)     686,653
 Redemptions for contract benefits and
   terminations.........................  (20,590,798)  (15,861,297)   (1,851,002)  (1,267,429)  (1,686,148)  (1,231,275)
 Contract maintenance charges...........     (156,991)     (135,567)      (20,645)     (16,911)      (8,890)      (7,702)
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   14,278,534    25,088,232     7,291,267    2,121,720      317,699    1,402,060
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          717           962            --            6           --          254
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    6,066,293    36,065,638     4,920,143    6,493,026     (925,629)   4,350,835
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  231,112,341   195,046,703    25,845,704   19,352,678   17,704,011   13,353,176
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $237,178,634  $231,112,341  $ 30,765,847  $25,845,704  $16,778,382  $17,704,011
                                         ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          MFS(R)/ /MASSACHUSETTS
                                             INVESTORS GROWTH              MULTIMANAGER              MULTIMANAGER CORE
                                              STOCK PORTFOLIO           AGGRESSIVE EQUITY*                 BOND*
                                         ------------------------  ---------------------------  --------------------------
                                             2018         2017          2018          2017          2018          2017
                                         -----------  -----------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (167,314) $  (124,087) $  (5,242,105) $ (4,497,565) $  1,575,509  $    984,023
 Net realized gain (loss)...............   1,400,185      606,598    120,272,450    38,856,445    (1,316,775)   (1,203,565)
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,370,533)   3,123,468   (116,807,236)  121,032,580    (2,143,913)    2,220,148
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (137,662)   3,605,979     (1,776,891)  155,391,460    (1,885,179)    2,000,606
                                         -----------  -----------  -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,459,589    2,113,367     11,168,515     9,423,534     8,214,181     9,582,342
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     (77,563)    (483,795)   (11,156,559)  (15,403,935)   (3,026,783)   (3,634,337)
 Redemptions for contract benefits and
   terminations.........................  (1,327,765)  (1,450,463)   (63,181,462)  (50,472,611)  (12,893,655)  (11,285,722)
 Contract maintenance charges...........     (12,183)     (10,393)      (363,839)     (372,113)      (67,744)      (74,599)
 Adjustments to net assets allocated to
   contracts in payout period...........          --           --        121,693      (128,998)           --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,042,078      168,716    (63,411,652)  (56,954,123)   (7,774,001)   (5,412,316)
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --        309,088        57,558            --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     904,416    3,774,695    (64,879,455)   98,494,895    (9,659,180)   (3,411,710)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  17,383,574   13,608,879    654,997,762   556,502,867   113,125,233   116,536,943
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,287,990  $17,383,574  $ 590,118,307  $654,997,762  $103,466,053  $113,125,233
                                         ===========  ===========  =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            MULTIMANAGER MID CAP       MULTIMANAGER MID CAP           MULTIMANAGER
                                                  GROWTH*                     VALUE*                   TECHNOLOGY*
                                         -------------------------  -------------------------  --------------------------
                                             2018          2017         2018          2017         2018          2017
                                         ------------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,109,982) $  (967,317) $   (288,817) $  (287,707) $ (2,438,553) $ (2,205,170)
 Net realized gain (loss)...............   11,743,746    5,758,467     7,981,393    3,339,589    37,144,198    29,077,058
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,777,013)  11,959,727   (14,864,089)   1,185,354   (32,677,736)   26,103,108
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (5,143,249)  16,750,877    (7,171,513)   4,237,236     2,027,909    52,974,996
                                         ------------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    3,086,063    2,672,503     1,882,294    1,949,479     9,541,814     7,646,434
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (1,181,466)  (1,702,051)   (1,249,369)  (2,245,208)    2,720,108      (270,266)
 Redemptions for contract benefits and
   terminations.........................   (6,857,472)  (5,246,028)   (5,279,005)  (4,763,981)  (15,088,740)  (13,097,270)
 Contract maintenance charges...........      (36,524)     (35,973)      (25,302)     (28,269)      (97,216)      (88,755)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (4,989,399)  (4,311,549)   (4,671,382)  (5,087,979)   (2,924,034)   (5,809,857)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --            (5)          --            (6)            5
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (10,132,648)  12,439,328   (11,842,900)    (850,743)     (896,131)   47,165,144
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   82,009,804   69,570,476    56,351,337   57,202,080   192,076,319   144,911,175
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 71,877,156  $82,009,804  $ 44,508,437  $56,351,337  $191,180,188  $192,076,319
                                         ============  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                           PIMCO
                                             OPPENHEIMER MAIN      COMMODITYREALRETURN(R)         TARGET 2015
                                            STREET FUND(R)/VA        STRATEGY PORTFOLIO           ALLOCATION*
                                         -----------------------  -----------------------  ------------------------
                                             2018        2017         2018        2017         2018         2017
                                         -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (13,352) $   (2,256) $    65,470  $  727,500  $    66,717  $    19,498
 Net realized gain (loss)...............     529,895      88,353     (828,778)   (788,660)   1,159,553      155,739
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,140,842)    636,464     (574,450)    166,484   (2,208,330)   1,918,389
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (624,299)    722,561   (1,337,758)    105,324     (982,060)   2,093,626
                                         -----------  ----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,367,054   1,410,314    1,478,562   1,538,663    2,346,437    3,177,324
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (206,049)    169,649     (153,023)    (27,152)  (2,035,082)  (1,902,491)
 Redemptions for contract benefits and
   terminations.........................    (427,443)   (264,647)    (620,212)   (401,056)  (4,295,718)  (4,427,691)
 Contract maintenance charges...........      (7,414)     (5,806)      (6,721)     (6,680)     (11,102)     (11,823)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     726,148   1,309,510      698,606   1,103,775   (3,995,465)  (3,164,681)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --           --          --       15,733           --
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     101,849   2,032,071     (639,152)  1,209,099   (4,961,792)  (1,071,055)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   6,219,410   4,187,339    8,224,772   7,015,673   21,215,321   22,286,376
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 6,321,259  $6,219,410  $ 7,585,620  $8,224,772  $16,253,529  $21,215,321
                                         ===========  ==========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          TARGET 2025                                          TARGET 2045
                                                          ALLOCATION*         TARGET 2035 ALLOCATION*          ALLOCATION*
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   342,120  $   222,939  $    313,762  $   206,312  $   234,617  $   176,870
 Net realized gain (loss).........................   3,477,179    1,655,436     3,064,681    1,598,377    2,286,472    1,473,053
 Net change in unrealized appreciation
   (depreciation) of investments..................  (9,540,120)   7,225,526   (10,812,385)   8,896,114   (9,522,936)   8,565,358
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (5,720,821)   9,103,901    (7,433,942)  10,700,803   (7,001,847)  10,215,281
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  10,183,684   12,827,720    13,385,574   12,811,336   11,533,967   10,555,810
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,940,975)   1,659,871       118,427        3,419     (816,190)    (685,547)
 Redemptions for contract benefits and
   terminations...................................  (7,092,092)  (5,815,647)   (3,857,130)  (3,133,152)  (3,053,954)  (2,641,530)
 Contract maintenance charges.....................     (47,455)     (47,255)      (80,018)     (74,516)    (105,728)     (99,301)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,103,162    8,624,689     9,566,853    9,607,087    7,558,095    7,129,432
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............      (6,639)       6,641             5           (4)          --           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (4,624,298)  17,735,231     2,132,916   20,307,886      556,248   17,344,713
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  77,900,978   60,165,747    81,007,872   60,699,986   69,513,404   52,168,691
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $73,276,680  $77,900,978  $ 83,140,788  $81,007,872  $70,069,652  $69,513,404
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         TARGET 2055          TEMPLETON GLOBAL BOND    VANECK VIP GLOBAL HARD
                                                         ALLOCATION*                VIP FUND                 ASSETS FUND
                                                   -----------------------  ------------------------  ------------------------
                                                       2018        2017         2018         2017         2018         2017
                                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    84,944  $   44,007  $  (796,140) $  (719,171) $  (287,738) $  (288,786)
 Net realized gain (loss).........................     261,076     101,657   (1,205,061)    (715,478)      (3,572)    (182,265)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,805,624)    859,437    2,506,650    1,737,902   (6,941,302)    (370,049)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,459,604)  1,005,101      505,449      303,253   (7,232,612)    (841,100)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   5,474,701   3,396,069   12,712,639   12,723,430    2,593,432    2,797,284
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,875,822     650,859   (3,307,022)  (1,917,196)    (315,186)  (1,301,139)
 Redemptions for contract benefits and
   terminations...................................    (581,561)   (165,228)  (5,359,280)  (3,556,907)  (1,854,969)  (2,124,384)
 Contract maintenance charges.....................     (33,716)    (19,404)     (65,032)     (64,445)     (10,203)     (10,418)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   6,735,246   3,862,296    3,981,305    7,184,882      413,074     (638,657)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         334         100           --           --        1,180          477
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   5,275,976   4,867,497    4,486,754    7,488,135   (6,818,358)  (1,479,280)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,093,476   3,225,979   64,165,090   56,676,955   24,338,293   25,817,573
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $13,369,452  $8,093,476  $68,651,844  $64,165,090  $17,519,935  $24,338,293
                                                   ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


The change in units outstanding for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                           2018                        2017
                                                                --------------------------  --------------------------
                                                                                    NET                         NET
                                                                 UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                  SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                  ------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES...................       B          --       --       --        --       --        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION............       B          22      (23)      (1)       33      (10)       23

1290 VT DOUBLELINE OPPORTUNISTIC BOND............       B          43      (16)      27        42       (7)       35

1290 VT EQUITY INCOME............................       B          48      (82)     (34)       58      (83)      (25)

1290 VT GAMCO MERGERS & ACQUISITIONS.............       B          16      (19)      (3)       13      (22)       (9)

1290 VT GAMCO SMALL COMPANY VALUE................       B         439     (334)     105       462     (357)      105

1290 VT HIGH YIELD BOND..........................       B          52      (32)      20        49      (14)       35

1290 VT MICRO CAP................................       B           2       --        2        --       --        --

1290 VT SMALL CAP VALUE..........................       B          18       (4)      14        13       (2)       11

1290 VT SMARTBETA EQUITY.........................       B          14       (1)      13         8       (1)        7

1290 VT SOCIALLY RESPONSIBLE.....................       B          37      (39)      (2)       44      (43)        1

ALL ASSET GROWTH-ALT 20..........................       B          67      (71)      (4)      165      (69)       96

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.    CLASS 4      127      (92)      35       149      (78)       71

AXA 400 MANAGED VOLATILITY.......................       B          21      (16)       5        39      (26)       13

AXA 500 MANAGED VOLATILITY.......................       B          35      (26)       9        40      (24)       16

AXA 2000 MANAGED VOLATILITY......................       B          17      (11)       6        24      (18)        6

AXA AGGRESSIVE ALLOCATION........................       B         368     (384)     (16)      386     (391)       (5)

AXA BALANCED STRATEGY............................       A           1       (1)      --        --       --        --
AXA BALANCED STRATEGY............................       B          65      (99)     (34)       78      (89)      (11)

AXA CONSERVATIVE ALLOCATION......................       B          98     (147)     (49)      102     (180)      (78)

AXA CONSERVATIVE GROWTH STRATEGY.................       B          53      (36)      17        49      (30)       19

AXA CONSERVATIVE STRATEGY........................       B          14      (20)      (6)       20      (21)       (1)

AXA CONSERVATIVE-PLUS ALLOCATION.................       B         169     (222)     (53)      191     (200)       (9)

AXA GLOBAL EQUITY MANAGED VOLATILITY.............       B          84     (169)     (85)       98     (199)     (101)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                        2017
                                                                    --------------------------  --------------------------
                                                                                        NET                         NET
                                                                     UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                    ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                      SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                      ------------- ------- -------- ---------- ------- -------- ----------

AXA GROWTH STRATEGY..................................       A          --        (1)      (1)      --        --       --

AXA INTERNATIONAL CORE MANAGED VOLATILITY............       B         110      (155)     (45)     119      (181)     (62)

AXA INTERNATIONAL MANAGED VOLATILITY.................       B          24       (14)      10       29       (18)      11

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........       B          88      (148)     (60)      95      (179)     (84)

AXA LARGE CAP CORE MANAGED VOLATILITY................       B          19       (25)      (6)      23       (32)      (9)

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............       B         114      (275)    (161)     135      (307)    (172)

AXA LARGE CAP VALUE MANAGED VOLATILITY...............       A         172      (484)    (312)     186      (511)    (325)
AXA LARGE CAP VALUE MANAGED VOLATILITY...............       B          20       (54)     (34)      23       (70)     (47)

AXA MID CAP VALUE MANAGED VOLATILITY.................       B          89      (217)    (128)      98      (222)    (124)

AXA MODERATE ALLOCATION..............................       A         501    (1,329)    (828)     606    (1,480)    (874)
AXA MODERATE ALLOCATION..............................       B         374      (396)     (22)     431      (437)      (6)

AXA MODERATE GROWTH STRATEGY.........................       B         143       (68)      75      146       (74)      72

AXA MODERATE-PLUS ALLOCATION.........................       B         552      (724)    (172)     641      (768)    (127)

AXA/AB DYNAMIC MODERATE GROWTH.......................       B          22       (30)      (8)      29       (25)       4

AXA/AB SMALL CAP GROWTH..............................       A          56      (111)     (55)      47      (105)     (58)
AXA/AB SMALL CAP GROWTH..............................       B          57       (46)      11       41       (37)       4

AXA/CLEARBRIDGE LARGE CAP GROWTH.....................       B          45      (136)     (91)      54      (188)    (134)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............       B          61      (110)     (49)      82      (102)     (20)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......       B          16       (21)      (5)      18       (22)      (4)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.       B          53       (78)     (25)      72       (92)     (20)

AXA/JANUS ENTERPRISE.................................       B         185      (169)      16      176      (191)     (15)

AXA/LOOMIS SAYLES GROWTH.............................       B          63       (75)     (12)      96       (57)      39

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......       B          34       (50)     (16)      41       (52)     (11)

CHARTER/SM/ MODERATE.................................       B           1        (2)      (1)       3        --        3

CHARTER/SM/ MULTI-SECTOR BOND........................       A          27       (51)     (24)      32       (58)     (26)
CHARTER/SM/ MULTI-SECTOR BOND........................       B          31       (34)      (3)      35       (41)      (6)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                          2018                        2017
                                                               --------------------------  --------------------------
                                                                                   NET                         NET
                                                                UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                               ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                 SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                 ------------- ------- -------- ---------- ------- -------- ----------

CHARTER/SM/ SMALL CAP GROWTH....................       B           36     (41)       (5)      33      (46)      (13)

CHARTER/SM/ SMALL CAP VALUE.....................       B           22     (53)      (31)      33      (68)      (35)

EQ/AMERICAN CENTURY MID CAP VALUE...............       B          424     (11)      413       --       --        --

EQ/BLACKROCK BASIC VALUE EQUITY.................       B          246    (314)      (68)     294     (345)      (51)

EQ/CAPITAL GUARDIAN RESEARCH....................       B           53    (105)      (52)      66     (113)      (47)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.       B            9     (24)      (15)      13      (27)      (14)

EQ/COMMON STOCK INDEX...........................       A          141    (454)     (313)     147     (458)     (311)
EQ/COMMON STOCK INDEX...........................       B          123    (107)       16      137     (101)       36

EQ/CORE BOND INDEX..............................       B          156    (155)        1      165     (173)       (8)

EQ/EMERGING MARKETS EQUITY PLUS.................       B           85     (54)       31       98      (45)       53

EQ/EQUITY 500 INDEX.............................       A          221    (269)      (48)     245     (277)      (32)
EQ/EQUITY 500 INDEX.............................       B          574    (241)      333      544     (195)      349

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP......       B        2,028     (58)    1,970       --       --        --

EQ/FRANKLIN RISING DIVIDENDS....................       B           15      --        15       --       --        --

EQ/GLOBAL BOND PLUS.............................       B           66     (89)      (23)      66      (86)      (20)

EQ/GOLDMAN SACHS MID CAP VALUE..................       B          343      (9)      334       --       --        --

EQ/INTERMEDIATE GOVERNMENT BOND.................       A           27     (38)      (11)      22      (37)      (15)
EQ/INTERMEDIATE GOVERNMENT BOND.................       B           11     (22)      (11)      12      (22)      (10)

EQ/INTERNATIONAL EQUITY INDEX...................       A          161    (271)     (110)     173     (275)     (102)
EQ/INTERNATIONAL EQUITY INDEX...................       B           37     (51)      (14)      38      (54)      (16)

EQ/INVESCO COMSTOCK.............................       B           69     (91)      (22)      58     (102)      (44)

EQ/INVESCO GLOBAL REAL ESTATE...................       B          598     (20)      578       --       --        --

EQ/INVESCO INTERNATIONAL GROWTH.................       B          635     (18)      617       --       --        --

EQ/IVY ENERGY...................................       B          566     (26)      540       --       --        --

EQ/IVY MID CAP GROWTH...........................       B          929     (28)      901       --       --        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                         2017
                                                                   ---------------------------  ---------------------------
                                                                                        NET                          NET
                                                                    UNITS   UNITS     INCREASE   UNITS   UNITS     INCREASE
                                                                   ISSUED  REDEEMED  (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                                    SHARE CLASS**  (000'S) (000'S)    (000'S)   (000'S) (000'S)    (000'S)
                                                   --------------- ------- --------  ---------- ------- --------  ----------

EQ/JPMORGAN VALUE OPPORTUNITIES...................        B            235     (104)     131        219      (71)    148

EQ/LARGE CAP GROWTH INDEX.........................        B            282     (262)      20        291     (213)     78

EQ/LARGE CAP VALUE INDEX..........................        B            153     (112)      41        152     (129)     23

EQ/LAZARD EMERGING MARKETS EQUITY.................        B          2,182      (55)   2,127         --       --      --

EQ/MFS INTERNATIONAL GROWTH.......................        B            175     (109)      66        173      (98)     75

EQ/MFS INTERNATIONAL VALUE........................        B          2,554      (61)   2,493         --       --      --

EQ/MFS TECHNOLOGY.................................        B            520      (23)     497         --       --      --

EQ/MFS UTILITIES SERIES...........................        B            635      (20)     615         --       --      --

EQ/MID CAP INDEX..................................        B            382     (326)      56        453     (318)    135

EQ/MONEY MARKET...................................        A         25,996  (25,995)       1     24,126  (24,115)     11
EQ/MONEY MARKET...................................        B        227,353 (227,066)     287    194,929 (194,307)    622

EQ/OPPENHEIMER GLOBAL.............................        B            230     (135)      95        193     (127)     66

EQ/PIMCO GLOBAL REAL RETURN.......................        B            120      (78)      42        157      (63)     94

EQ/PIMCO ULTRA SHORT BOND.........................        B            115     (139)     (24)       110     (141)    (31)

EQ/QUALITY BOND PLUS..............................        A             30      (49)     (19)        29      (52)    (23)
EQ/QUALITY BOND PLUS..............................        B             31      (39)      (8)        21      (28)     (7)

EQ/SMALL COMPANY INDEX............................        B            127     (127)      --        139     (137)      2

EQ/T. ROWE PRICE GROWTH STOCK.....................        B            516     (317)     199        467     (292)    175

EQ/UBS GROWTH & INCOME............................        B             37      (47)     (10)        44      (36)      8

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........... SERVICE CLASS 2      13       (8)       5         15       (9)      6

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2      65      (30)      35         62      (27)     35

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II         82      (42)      40        109      (27)     82

INVESCO V.I. HIGH YIELD FUND......................    SERIES II         76      (66)      10         88      (44)     44

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II         24      (21)       3         28      (19)      9

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II          9      (10)      (1)        10      (10)     --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                            2018                        2017
                                                                 --------------------------  --------------------------
                                                                                     NET                         NET
                                                                  UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                 ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                   SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   ------------- ------- -------- ---------- ------- -------- ----------

IVY VIP HIGH INCOME...............................   CLASS II      338     (249)       89      369     (210)      159

IVY VIP SMALL CAP GROWTH..........................   CLASS II       78      (38)       40       40      (29)       11

MFS(R) INVESTORS TRUST SERIES..................... SERVICE CLASS    18      (16)        2       21      (15)        6

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................ SERVICE CLASS    16      (12)        4       15      (15)       --

MULTIMANAGER AGGRESSIVE EQUITY....................       A         182     (516)     (334)     162     (516)     (354)
MULTIMANAGER AGGRESSIVE EQUITY....................       B          23      (23)       --       13      (26)      (13)

MULTIMANAGER CORE BOND............................       B          95     (149)      (54)     111     (150)      (39)

MULTIMANAGER MID CAP GROWTH.......................       B          32      (51)      (19)      24      (48)      (24)

MULTIMANAGER MID CAP VALUE........................       B          14      (32)      (18)      16      (39)      (23)

MULTIMANAGER TECHNOLOGY...........................       B         116     (127)      (11)     124     (146)      (22)

OPPENHEIMER MAIN STREET FUND(R)/VA................ SERVICE CLASS     7       (4)        3        9       (2)        7

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO... ADVISOR CLASS    30      (20)       10       33      (16)       17

TARGET 2015 ALLOCATION............................       B          24      (56)      (32)      37      (60)      (23)

TARGET 2025 ALLOCATION............................       B          96      (90)        6      133      (73)       60

TARGET 2035 ALLOCATION............................       B         113      (52)       61      113      (47)       66

TARGET 2045 ALLOCATION............................       B          84      (37)       47       86      (37)       49

TARGET 2055 ALLOCATION............................       B          67      (11)       56       44       (8)       36

TEMPLETON GLOBAL BOND VIP FUND....................    CLASS 2      137     (103)       34      135      (73)       62

VANECK VIP GLOBAL HARD ASSETS FUND................    CLASS S      105     (100)        5      150     (160)      (10)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Moderate
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities
  .   1290 VT DoubleLine Dynamic Allocation
  .   1290 VT DoubleLine Opportunistic Bond
  .   1290 VT Equity Income
  .   1290 VT GAMCO Mergers & Acquisitions
  .   1290 VT GAMCO Small Company Value
  .   1290 VT High Yield Bond
  .   1290 VT Low Volatility Global Equity
  .   1290 VT Micro Cap
  .   1290 VT Small Cap Value
  .   1290 VT SmartBeta Equity
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond/(1)/
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/American Century Mid Cap Value
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/ClearBridge Select Equity Managed Volatility/(2)/

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)

  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Fidelity Institutional AM/SM/ Large Cap
  .   EQ/Franklin Rising Dividends
  .   EQ/Global Bond PLUS
  .   EQ/Goldman Sachs Mid Cap Value
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/Invesco Global Real Estate
  .   EQ/Invesco International Growth
  .   EQ/Ivy Energy
  .   EQ/Ivy Mid Cap Growth
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Lazard Emerging Markets Equity
  .   EQ/MFS International Growth
  .   EQ/MFS International Value
  .   EQ/MFS Technology
  .   EQ/MFS Utilities Series
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Templeton Global Bond VIP Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP High Income
  .   Ivy VIP Small Cap Growth

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

  (1)The Variable Investment Option had no units at December 31, 2018 and 2017, thus the Variable Investment Option is excluded from all other sections of the financial statements.
  (2)Formerly known as AXA/Mutual Large Cap Equity Managed Volatility.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Concluded)


   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.


                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

2. Significant Accounting Policies (Concluded)

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Vantage Series 900

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   Momentum

  .   Momentum Plus

  .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   EQUIPLAN

  .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

3. Fair Value Disclosures (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                              PURCHASES      SALES
                                                             ------------ ------------
1290 VT Convertible Securities.............................. $     16,371 $         10
1290 VT DoubleLine Dynamic Allocation.......................    3,051,824    2,845,958
1290 VT DoubleLine Opportunistic Bond.......................    4,587,560    1,728,113
1290 VT Equity Income.......................................   42,742,988   18,648,332
1290 VT GAMCO Mergers & Acquisitions........................    3,380,459    3,368,833
1290 VT GAMCO Small Company Value...........................  210,288,996  132,867,717
1290 VT High Yield Bond.....................................    6,584,726    3,957,814
1290 VT Low Volatility Global Equity........................       16,104           10
1290 VT Micro Cap...........................................      175,123       20,164
1290 VT Small Cap Value.....................................    2,415,341      579,606
1290 VT SmartBeta Equity....................................    1,780,709      272,613
1290 VT Socially Responsible................................    8,692,555    7,738,380
All Asset Growth-Alt 20.....................................   15,477,578   12,930,457
American Funds Insurance Series(R) Bond Fund/SM/............   13,811,906    9,920,431
AXA 400 Managed Volatility..................................    5,974,772    3,530,941
AXA 500 Managed Volatility..................................    8,782,494    6,645,951
AXA 2000 Managed Volatility.................................    3,938,405    2,643,169
AXA Aggressive Allocation...................................  131,852,113   92,370,189
AXA Balanced Strategy.......................................   13,535,559   16,855,612
AXA Conservative Allocation.................................   17,231,373   21,073,248
AXA Conservative Growth Strategy............................    7,804,944    5,339,051
AXA Conservative Strategy...................................    1,835,565    2,308,450
AXA Conservative-Plus Allocation............................   38,645,158   36,935,860
AXA Global Equity Managed Volatility........................   57,647,614   52,935,871
AXA Growth Strategy.........................................       47,952      160,817
AXA International Core Managed Volatility...................   18,192,512   23,432,018
AXA International Managed Volatility........................    3,377,501    2,158,908
AXA International Value Managed Volatility..................   15,902,017   24,325,248
AXA Large Cap Core Managed Volatility.......................    6,586,388    5,341,878
AXA Large Cap Growth Managed Volatility.....................  104,282,593  100,735,818
AXA Large Cap Value Managed Volatility......................   95,334,946  113,130,028
AXA Mid Cap Value Managed Volatility........................   70,378,264   69,495,775
AXA Moderate Allocation.....................................  220,213,420  231,852,600
AXA Moderate Growth Strategy................................   23,758,822   10,798,051
AXA Moderate-Plus Allocation................................  185,401,637  155,984,979
AXA/AB Dynamic Moderate Growth..............................    3,920,206    4,477,438
AXA/AB Small Cap Growth.....................................  103,500,225   68,262,839
AXA/ClearBridge Large Cap Growth............................   23,920,234   33,451,666
AXA/Franklin Balanced Managed Volatility....................   15,121,724   17,078,409
AXA/Franklin Small Cap Value Managed Volatility.............    5,330,408    3,939,226
AXA/Franklin Templeton Allocation Managed Volatility........   24,614,993   11,238,407
AXA/Janus Enterprise........................................   63,447,145   47,681,866
AXA/Loomis Sayles Growth....................................   28,072,143   23,571,598

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                              PURCHASES      SALES
                                                             ------------ ------------
AXA/Templeton Global Equity Managed Volatility.............. $ 10,732,954 $  7,390,522
Charter/SM/ Moderate........................................      200,064      186,015
Charter/SM/ Multi-Sector Bond...............................    9,479,417   13,090,825
Charter/SM/ Small Cap Growth................................   13,331,968    9,904,041
Charter/SM/ Small Cap Value.................................    9,637,167   16,143,057
EQ/American Century Mid Cap Value...........................   93,164,426    2,499,862
EQ/BlackRock Basic Value Equity.............................  156,351,318  116,504,968
EQ/Capital Guardian Research................................   39,460,716   31,101,025
EQ/ClearBridge Select Equity Managed Volatility.............   14,765,231    4,214,172
EQ/Common Stock Index.......................................  265,959,089  352,932,230
EQ/Core Bond Index..........................................   20,148,655   19,196,762
EQ/Emerging Markets Equity PLUS.............................    9,120,208    5,711,122
EQ/Equity 500 Index.........................................  327,444,873  240,252,284
EQ/Fidelity Institutional AM/SM/ Large Cap..................  458,654,364   13,770,210
EQ/Franklin Rising Dividends................................    1,422,341       16,240
EQ/Global Bond PLUS.........................................    8,398,978   11,065,165
EQ/Goldman Sachs Mid Cap Value..............................   57,285,564    1,603,737
EQ/Intermediate Government Bond.............................    6,427,845    9,653,454
EQ/International Equity Index...............................   38,981,548   53,557,117
EQ/Invesco Comstock.........................................   21,318,319   20,252,104
EQ/Invesco Global Real Estate...............................   90,285,835    3,293,185
EQ/Invesco International Growth.............................   81,075,204    2,433,330
EQ/Ivy Energy...............................................   57,895,910    2,332,737
EQ/Ivy Mid Cap Growth.......................................  169,294,286    5,305,299
EQ/JPMorgan Value Opportunities.............................   73,291,424   28,714,506
EQ/Large Cap Growth Index...................................   74,208,139   52,723,769
EQ/Large Cap Value Index....................................   23,501,125   14,262,957
EQ/Lazard Emerging Markets Equity...........................  216,486,979    6,125,751
EQ/MFS International Growth.................................   53,093,627   24,123,841
EQ/MFS International Value..................................  487,713,509   13,065,308
EQ/MFS Technology...........................................  180,991,350    8,071,578
EQ/MFS Utilities Series.....................................  118,111,514    3,955,179
EQ/Mid Cap Index............................................  146,775,144   83,433,921
EQ/Money Market.............................................  301,794,704  297,570,770
EQ/Oppenheimer Global.......................................   49,748,496   27,890,952
EQ/PIMCO Global Real Return.................................   13,238,259    8,451,857
EQ/PIMCO Ultra Short Bond...................................   13,904,611   15,915,777
EQ/Quality Bond PLUS........................................   10,124,529   14,467,471
EQ/Small Company Index......................................   68,105,100   42,277,913
EQ/T. Rowe Price Growth Stock...............................  193,077,435   93,146,183
EQ/UBS Growth & Income......................................   11,859,426   10,764,399
Fidelity(R) VIP Equity-Income Portfolio.....................    3,357,808    1,693,209
Fidelity(R) VIP Mid Cap Portfolio...........................   18,280,982    6,689,186
Invesco V.I. Diversified Dividend Fund......................   17,522,435    8,274,216
Invesco V.I. High Yield Fund................................   11,605,268    8,913,783
Invesco V.I. Mid Cap Core Equity Fund.......................    7,324,104    3,811,690
Invesco V.I. Small Cap Equity Fund..........................    2,783,395    2,288,385
Ivy VIP High Income.........................................   69,555,220   43,093,920
Ivy VIP Small Cap Growth....................................   24,348,310    6,715,660
MFS(R) Investors Trust Series...............................    5,126,767    4,129,988
MFS(R) Massachusetts Investors Growth Stock Portfolio.......    5,334,380    3,316,987
Multimanager Aggressive Equity..............................  107,294,684  110,605,329
Multimanager Core Bond......................................   17,105,393   23,303,884
Multimanager Mid Cap Growth.................................   18,752,181   13,706,162

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Concluded)

                                                              PURCHASES     SALES
                                                             ----------- -----------
Multimanager Mid Cap Value.................................. $ 7,949,402 $ 8,751,102
Multimanager Technology.....................................  61,177,910  43,473,346
Oppenheimer Main Street Fund(R)/VA..........................   2,217,471     927,220
PIMCO CommodityRealReturn(R) Strategy Portfolio.............   2,189,367   1,425,291
Target 2015 Allocation......................................   5,267,566   7,899,941
Target 2025 Allocation......................................  17,892,009  14,681,163
Target 2035 Allocation......................................  20,363,384   9,419,345
Target 2045 Allocation......................................  15,600,971   7,050,905
Target 2055 Allocation......................................   8,321,093   1,500,548
Templeton Global Bond VIP Fund..............................  15,843,201  12,658,036
VanEck VIP Global Hard Assets Fund..........................   6,633,801   6,507,285

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or
   (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.54% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

5. Expenses and Related Party Transactions (Concluded)


   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In October 2018, AXA Equitable replaced certain portfolios (each a "Substituted Portfolio" and together, the "Substituted Portfolios") which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a "Replacement Portfolio" and together, the "Replacement Portfolios"). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               AMERICAN CENTURY VP MID CAP VALUE FUND  EQ/AMERICAN CENTURY MID CAP
                                                                        VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Class II                                Class B
Shares                                 4,231,054                           4,231,054
Net Asset Value                 $          20.52                        $      20.52
Net Assets Before Substitution  $     86,821,219                        $         --
Net Assets After Substitution   $             --                        $ 86,821,219
Realized Loss                   $       (786,460)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO EQ/FIDELITY INSTITUTIONAL AM/SM/
                                                                        LARGE CAP
----------------------------------------------------------------------------------------------------------
Share Class                     Service Class 2                         Class B
Shares                                12,834,420                          12,834,420
Net Asset Value                 $          34.69                        $      34.69
Net Assets Before Substitution  $    445,226,036                        $         --
Net Assets After Substitution   $             --                        $445,226,036
Realized Gain                   $     15,503,527
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               GOLDMAN SACHS VIT MID CAP VALUE FUND    EQ/GOLDMAN SACHS MID CAP VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Service Shares                          Class B
Shares                                 3,325,736                           3,325,736
Net Asset Value                 $          16.69                        $      16.69
Net Assets Before Substitution  $     55,506,528                        $         --
Net Assets After Substitution   $             --                        $ 55,506,528
Realized Gain                   $        769,536
----------------------------------------------------------------------------------------------------------

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO             REPLACEMENT PORTFOLIO
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. GLOBAL               EQ/INVESCO
                                REAL ESTATE FUND                  GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                5,717,680                      5,717,680
Net Asset Value                 $         15.23                   $      15.23
Net Assets Before Substitution  $    87,080,260                   $         --
Net Assets After Substitution   $            --                   $ 87,080,260
Realized Loss                   $    (7,135,653)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I.                      EQ/INVESCO
                                INTERNATIONAL GROWTH FUND         INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                2,259,342                      2,259,342
Net Asset Value                 $         34.38                   $      34.38
Net Assets Before Substitution  $    77,676,166                   $         --
Net Assets After Substitution   $            --                   $ 77,676,166
Realized Loss                   $    (2,036,889)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP ENERGY                    EQ/IVY ENERGY
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                                9,523,336                      9,523,336
Net Asset Value                 $          5.72                   $       5.72
Net Assets Before Substitution  $    54,466,814                   $         --
Net Assets After Substitution   $            --                   $ 54,466,814
Realized Loss                   $    (1,396,919)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP                           EQ/IVY
                                MID CAP GROWTH                    MID CAP GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                               13,309,356                     13,309,356
Net Asset Value                 $         12.14                   $      12.14
Net Assets Before Substitution  $   161,602,201                   $         --
Net Assets After Substitution   $            --                   $161,602,201
Realized Gain                   $    21,433,806
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               LAZARD RETIREMENT                 EQ/LAZARD EMERGING
                                EMERGING MARKETS EQUITY PORTFOLIO MARKETS EQUITY
-----------------------------------------------------------------------------------------
Share Class                     Service Shares                    Class B
Shares                               10,646,459                     10,646,459
Net Asset Value                 $         19.44                   $      19.44
Net Assets Before Substitution  $   206,967,165                   $         --
Net Assets After Substitution   $            --                   $206,967,165
Realized Loss                   $    (6,167,064)
-----------------------------------------------------------------------------------------

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

---------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                  REPLACEMENT PORTFOLIO
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R)/ /INTERNATIONAL VALUE PORTFOLIO EQ/MFS INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                              18,095,012                           18,095,012
Net Asset Value                 $        25.69                         $      25.69
Net Assets Before Substitution  $  464,860,861                         $         --
Net Assets After Substitution   $           --                         $464,860,861
Realized Gain                   $   26,354,729
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) TECHNOLOGY PORTFOLIO            EQ/MFS TECHNOLOGY
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               9,271,120                            9,271,120
Net Asset Value                 $        18.36                         $      18.36
Net Assets Before Substitution  $  170,217,759                         $         --
Net Assets After Substitution   $           --                         $170,217,759
Realized Gain                   $   22,084,808
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) UTILITIES SERIES                EQ/MFS UTILITIES SERIES
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               3,797,383                            3,797,383
Net Asset Value                 $        29.84                         $      29.84
Net Assets Before Substitution  $  113,313,897                         $         --
Net Assets After Substitution   $           --                         $113,313,897
Realized Gain                   $    4,934,174
---------------------------------------------------------------------------------------------------

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

--------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------
 MAY 19, 2017             AXA/PACIFIC GLOBAL SMALL CAP VALUE 1290 VT SMALL CAP VALUE
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                         84,551                            123,637
Net Asset Value           $      8.52                        $      9.87
Net Assets Before Merger  $   720,593                        $   499,670
Net Assets After Merger   $        --                        $ 1,220,263
Unrealized Loss           $    (7,624)
--------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25        ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      1,074,899                          3,815,288
Net Asset Value           $     12.58                        $     20.09
Net Assets Before Merger  $13,524,308                        $63,106,868
Net Assets After Merger   $        --                        $76,631,176
Unrealized Gain           $   839,259
--------------------------------------------------------------------------------------

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Concluded)

------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /INTERNATIONAL MODERATE CHARTER/SM /MODERATE
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      14,270                                13,526
Net Asset Value           $   9.74                           $     10.28
Net Assets Before Merger  $138,993                           $        --
Net Assets After Merger   $     --                           $   138,993
Realized Gain             $  3,470
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /REAL ASSETS            EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      28,588                             3,029,495
Net Asset Value           $   9.18                           $      9.86
Net Assets Before Merger  $262,456                           $29,597,750
Net Assets After Merger   $     --                           $29,860,206
Realized Loss             $ (1,259)
------------------------------------------------------------------------------------------

7. Asset-based Charges and Contractowner Charges

                                             MORTALITY AND                FINANCIAL
                                             EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                             ------------- -------------- ---------- -----
OLD CONTRACTS                                    0.58%          0.16%          --    0.74%
EQUIPLAN(R)/ /CONTRACTS                          0.58%          0.16%          --    0.74%
EQUI-VEST(R)/ /SERIES 100

EQ/Money Market,
EQ/Common Stock Index.......................     0.56%          0.60%        0.24%   1.40%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.......................     0.65%          0.60%        0.24%   1.49%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R)/ /SERIES 200

EQ/Money Market,
EQ/Common Stock Index.......................     1.15%          0.25%          --    1.40%

All Other Funds.............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R)/ /SERIES 201

All Other Funds.............................     0.95%          0.25%          --    1.20%

EQUI-VEST(R)/ /SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Alloocation....................     1.10%          0.25%          --    1.35%

All Other Funds.............................     1.10%          0.24%          --    1.34%

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

                                                MORTALITY AND                FINANCIAL
                                                EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                                ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                             1.10%          0.25%         --     1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                    1.20%          0.25%         --     1.45%
EQUI-VEST(R)/ /AT RETIREMENT

1.30% All Funds................................     0.80%          0.50%         --     1.30%

1.25% All Funds................................     0.75%          0.50%         --     1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS            0.95%          0.25%         --     1.20%
EQUI-VEST(R)/ /VANTAGE CONTRACTS

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 900

1.20% All Funds................................     1.20%            --          --     1.20%

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

0.25% All Funds................................     0.25%            --          --     0.25%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 901

0.00% All Funds................................     0.00%            --          --     0.00%

0.10% All Funds................................     0.10%            --          --     0.10%

0.25% All Funds................................     0.25%            --          --     0.25%

0.50% All Funds................................     0.50%            --          --     0.50%

0.60% All Funds................................     0.60%            --          --     0.60%

0.70% All Funds................................     0.70%            --          --     0.70%

0.80% All Funds................................     0.80%            --          --     0.80%

0.90% All Funds................................     0.90%            --          --     0.90%

1.00% All Funds................................     1.00%            --          --     1.00%

1.10% All Funds................................     1.10%            --          --     1.10%

1.15% All Funds................................     1.15%            --          --     1.15%

EQUI-VEST(R)/ /EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R)/ /EXPRESS SERIES 701 CONTRACTS

1.10% All Funds................................     0.85%          0.25%         --     1.10%

EQUI-VEST(R)/ /SERIES 801 CONTRACTS

1.25% All Funds................................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds................................     0.40%          0.10%         --     0.50%

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                         AMOUNT DEDUCTED
                -------                       -----------                         ---------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and account
                                                                value.

                                                                HIGH - Depending on account value, $50 if the
                                                                account value on the last business day of the
                                                                contract year is less than $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                                whichever is less.

                                                                HIGH - 7% of contributions withdrawn, declining
                                                                by 1% each contract years following each
                                                                contribution.

                                                                Exceptions and limitations may eliminate or reduce
                                                                the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction  $0 to $65
exchange

Enhanced death benefit charge           Participation date      0.15% of account value


Guaranteed Minimum Income Benefit                               0.65%


Guaranteed Withdrawal Benefit for Life                          LOW -  0.60% for single life         option;
                                                                  0.75% for joint life      option
                                                                HIGH - 0.75% for single life;
                                                                  0.90% for joint life

                 AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                        ------------

LOW - $0 depending on the product and account       Unit liquidation from
value.                                              account value

HIGH - Depending on account value, $50 if the       Unit liquidation from
account value on the last business day of the       account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in    Unit liquidation from
the current and prior five participation years,     account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping    Unit liquidation from
fee or $300 per plan (prorated on the first year).  account value

$350 annuity administration fee                     Unit liquidation from
             account value

$0 to $65                                           Unit liquidation from
             account value

0.15% of account value                              Unit liquidation from
                                                    account value

0.65%                                               Unit liquidation from
                                                    account value

LOW -  0.60% for single life         option;
  0.75% for joint life      option
HIGH - 0.75% for single life;
  0.90% for joint life

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Concluded)

                                            WHEN CHARGE
             CHARGES                        IS DEDUCTED                            AMOUNT DEDUCTED
              -------                       -----------                             ---------------

Sales Premium and Other Applicable                               Current tax charge varies by jurisdiction and ranges
Taxes                                                            from 0% to 3.5%



Guaranteed minimum death benefit                                 STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                 THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                 0.00%

                                                                 GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                 ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                 Annual Rachet to age 85 benefit base

                                                                 GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                 RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                 roll-up to age 85 benefit base, as applicable

                                                                 GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                 the GWBL Enhance death benefit base

Personal Income Benefit Charge      Contract/Participation Date  1.00% of the Personal Income Benefit account
                                    Anniversary                  value

Managed Account Service Fee         Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                                 is a quarterly fee that can be charged at an annual
                                                                 rate of up to 0.60%. The amount of the fee may be
                                                                 lower and varies among broker-dealers. The fee will
                                                                 be deducted pro rata from the Non-Personal Income
                                                                 Benefit variable investment options and guaranteed
                                                                 interest option first, then from the account for
                                                                 special dollar cost averaging. The MAS Advisory fee
                                                                 does not apply to Personal Income Benefit related
                                                                 assets.

Wire Transfer Charge                At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                 At time of transaction       $35 for checks sent by express delivery


                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of
the GWBL Enhance death benefit base

1.00% of the Personal Income Benefit account          Unit liquidation from
value                                                 account value

The managed Account Service ("MAS") Advisory fee      Unit liquidation from
is a quarterly fee that can be charged at an annual   account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for
special dollar cost averaging. The MAS Advisory fee
does not apply to Personal Income Benefit related
assets.

$90 for outgoing wire transfers                       Unit liquidation from
                                                      account value

$35 for checks sent by express delivery               Unit liquidation from
                                                      account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2018  Lowest contract charge 1.25% Class B(k)     $94.52          --              --            --       (5.59)%
      Highest contract charge 1.25% Class B(k)    $94.52          --              --            --       (5.59)%
      All contract charges                            --          --             $15          8.47%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2018  Lowest contract charge 0.50% Class B       $114.83           --                --         --        (4.59)%
      Highest contract charge 1.34% Class B      $109.46           --                --         --        (5.41)%
      All contract charges                            --           97          $ 10,730       1.64%          --
2017  Lowest contract charge 0.50% Class B       $120.36           --                --         --         9.07%
      Highest contract charge 1.34% Class B      $115.72           --                --         --         8.15%
      All contract charges                            --           98          $ 11,438       0.62%          --
2016  Lowest contract charge 0.50% Class B       $110.35           --                --         --         8.06%
      Highest contract charge 1.34% Class B      $107.00           --                --         --         7.16%
      All contract charges                            --           75          $  7,993       1.70%          --
2015  Lowest contract charge 0.50% Class B       $102.12           --                --         --        (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85           --                --         --        (5.01)%
      All contract charges                            --           54          $  5,512       0.98%          --
2014  Lowest contract charge 0.50% Class B       $106.60           --                --         --         1.91%
      Highest contract charge 1.34% Class B      $105.12           --                --         --         1.05%
      All contract charges                            --           30          $  3,194       2.89%          --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2018  Lowest contract charge 0.50% Class B       $104.22           --                --         --        (1.43)%
      Highest contract charge 1.25% Class B      $101.39           --                --         --        (2.18)%
      All contract charges                            --           88          $  8,972       3.28%          --
2017  Lowest contract charge 0.50% Class B       $105.73           --                --         --         3.41%
      Highest contract charge 1.25% Class B      $103.65           --                --         --         2.64%
      All contract charges                            --           61          $  6,425       2.18%          --
2016  Lowest contract charge 0.50% Class B       $102.24           --                --         --         4.35%
      Highest contract charge 1.25% Class B      $100.98           --                --         --         3.56%
      All contract charges                            --           26          $  2,603       4.08%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 97.98           --                --         --        (2.28)%
      Highest contract charge 1.25% Class B(c)   $ 97.51           --                --         --        (2.72)%
      All contract charges                            --            7          $    678       3.46%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 0.50% Class B       $212.58           --                --         --       (12.14)%
      Highest contract charge 1.45% Class B      $185.46           --                --         --       (12.98)%
      All contract charges                            --          510          $ 96,565       1.98%          --
2017  Lowest contract charge 0.50% Class B       $241.94           --                --         --        15.26%
      Highest contract charge 1.45% Class B      $213.12           --                --         --        14.16%
      All contract charges                            --          544          $117,542       1.67%          --
2016  Lowest contract charge 0.50% Class B       $209.90           --                --         --        12.42%
      Highest contract charge 1.45% Class B      $186.68           --                --         --        11.35%
      All contract charges                            --          569          $107,751       2.00%          --
2015  Lowest contract charge 0.50% Class B       $186.71           --                --         --        (2.19)%
      Highest contract charge 1.45% Class B      $167.65           --                --         --        (3.13)%
      All contract charges                            --          604          $102,239       1.58%          --
2014  Lowest contract charge 0.50% Class B       $190.90           --                --         --         8.13%
      Highest contract charge 1.45% Class B      $173.06           --                --         --         7.09%
      All contract charges                            --          630          $109,337       1.56%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018  Lowest contract charge 0.50% Class B       $169.90           --                --         --        (5.39)%
      Highest contract charge 1.35% Class B      $151.10           --                --         --        (6.20)%
      All contract charges                            --          104          $ 15,733       1.46%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS (CONTINUED)
2017   Lowest contract charge 0.50% Class B        $179.58            --                --        --         5.65%
       Highest contract charge 1.45% Class B       $159.04            --                --        --         4.65%
       All contract charges                             --           107        $   17,240      0.16%          --
2016   Lowest contract charge 0.50% Class B        $169.97            --                --        --         7.16%
       Highest contract charge 1.45% Class B       $151.98            --                --        --         6.14%
       All contract charges                             --           116        $   17,653      0.01%          --
2015   Lowest contract charge 0.50% Class B        $158.62            --                --        --         2.10%
       Highest contract charge 1.34% Class B       $144.91            --                --        --         1.24%
       All contract charges                             --           127        $   18,277      0.00%          --
2014   Lowest contract charge 0.50% Class B        $155.35            --                --        --         1.13%
       Highest contract charge 1.34% Class B       $143.13            --                --        --         0.28%
       All contract charges                             --           141        $   20,188      0.00%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018   Lowest contract charge 0.00% Class B        $117.65            --                --        --       (15.58)%
       Highest contract charge 1.45% Class B       $302.16            --                --        --       (16.82)%
       All contract charges                             --         2,996        $  903,686      0.57%          --
2017   Lowest contract charge 0.00% Class B        $139.36            --                --        --        16.09%
       Highest contract charge 1.45% Class B       $363.24            --                --        --        14.42%
       All contract charges                             --         2,891        $1,046,106      0.63%          --
2016   Lowest contract charge 0.00% Class B(e)     $120.04            --                --        --        36.95%
       Highest contract charge 1.45% Class B       $317.46            --                --        --        21.49%
       All contract charges                             --         2,786        $  878,428      0.52%          --
2015   Lowest contract charge 0.40% Class B        $144.27            --                --        --        (6.08)%
       Highest contract charge 1.45% Class B       $261.31            --                --        --        (7.07)%
       All contract charges                             --         2,669        $  692,281      0.54%          --
2014   Lowest contract charge 0.40% Class B        $153.61            --                --        --         2.66%
       Highest contract charge 1.45% Class B       $281.18            --                --        --         1.57%
       All contract charges                             --         2,576        $  717,726      0.28%          --
1290 VT HIGH YIELD BOND
2018   Lowest contract charge 0.50% Class B        $114.11            --                --        --        (2.70)%
       Highest contract charge 1.34% Class B       $108.77            --                --        --        (3.54)%
       All contract charges                             --           133        $   14,453      5.67%          --
2017   Lowest contract charge 0.50% Class B        $117.28            --                --        --         5.94%
       Highest contract charge 1.45% Class B       $112.18            --                --        --         4.94%
       All contract charges                             --           113        $   12,965      5.57%          --
2016   Lowest contract charge 0.50% Class B        $110.70            --                --        --        11.17%
       Highest contract charge 1.34% Class B       $107.33            --                --        --        10.23%
       All contract charges                             --            78        $    8,523      6.19%          --
2015   Lowest contract charge 0.50% Class B        $ 99.58            --                --        --        (3.57)%
       Highest contract charge 1.34% Class B       $ 97.37            --                --        --        (4.39)%
       All contract charges                             --            55        $    5,403      7.01%          --
2014   Lowest contract charge 0.50% Class B        $103.27            --                --        --         1.40%
       Highest contract charge 1.34% Class B       $101.84            --                --        --         0.54%
       All contract charges                             --            30        $    3,131      5.58%          --
1290 VT LOW VOLATILITY GLOBAL EQUITY
2018   Lowest contract charge 1.25% Class B(k)     $ 96.35            --                --        --        (3.25)%
       Highest contract charge 1.25% Class B(k)    $ 96.35            --                --        --        (3.25)%
       All contract charges                             --            --        $       15      8.67%          --
1290 VT MICRO CAP
2018   Lowest contract charge 1.25% Class B(k)     $ 87.68            --                --        --       (12.02)%
       Highest contract charge 1.25% Class B(k)    $ 87.68            --                --        --       (12.02)%
       All contract charges                             --             2        $      137      0.05%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT SMALL CAP VALUE(F)
2018  Lowest contract charge 0.50% Class B       $107.20           --               --          --       (11.91)%
      Highest contract charge 1.25% Class B      $104.29           --               --          --       (12.58)%
      All contract charges                            --           28          $ 2,890        1.13%          --
2017  Lowest contract charge 0.50% Class B       $121.70           --               --          --        12.22%
      Highest contract charge 1.25% Class B      $119.30           --               --          --        11.37%
      All contract charges                            --           14          $ 1,709        0.81%          --
2016  Lowest contract charge 0.50% Class B       $108.45           --               --          --        23.63%
      Highest contract charge 1.25% Class B(c)   $107.12           --               --          --        22.70%
      All contract charges                            --            3          $   307        3.23%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 87.72           --               --          --       (11.70)%
      Highest contract charge 1.20% Class B(c)   $ 87.33           --               --          --       (12.07)%
      All contract charges                            --            1          $    76        0.81%          --
1290 VT SMARTBETA EQUITY
2018  Lowest contract charge 0.50% Class B       $114.48           --               --          --        (6.56)%
      Highest contract charge 1.25% Class B      $111.37           --               --          --        (7.27)%
      All contract charges                            --           23          $ 2,504        1.59%          --
2017  Lowest contract charge 0.50% Class B       $122.52           --               --          --        21.12%
      Highest contract charge 1.25% Class B      $120.10           --               --          --        20.20%
      All contract charges                            --           10          $ 1,257        1.90%          --
2016  Lowest contract charge 0.50% Class B(c)    $101.16           --               --          --         5.38%
      Highest contract charge 1.25% Class B      $ 99.92           --               --          --         4.58%
      All contract charges                            --            3          $   392        2.12%          --
2015  Lowest contract charge 0.90% Class B(c)    $ 95.76           --               --          --        (2.94)%
      Highest contract charge 1.25% Class B(c)   $ 95.54           --               --          --        (3.15)%
      All contract charges                            --           --          $    74        3.31%          --
1290 VT SOCIALLY RESPONSIBLE
2018  Lowest contract charge 0.00% Class B       $127.24           --               --          --        (4.37)%
      Highest contract charge 1.45% Class B      $200.53           --               --          --        (5.77)%
      All contract charges                            --          318          $51,134        0.96%          --
2017  Lowest contract charge 0.00% Class B(e)    $133.05           --               --          --        20.40%
      Highest contract charge 1.45% Class B      $212.80           --               --          --        18.66%
      All contract charges                            --          320          $54,460        1.05%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --               --          --         9.96%
      Highest contract charge 1.45% Class B      $179.33           --               --          --         8.36%
      All contract charges                            --          319          $45,604        1.20%          --
2015  Lowest contract charge 0.00% Class B(d)    $162.21           --               --          --        (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --               --          --        (0.98)%
      All contract charges                            --          329          $43,199        1.02%          --
2014  Lowest contract charge 0.40% Class B       $153.55           --               --          --        13.15%
      Highest contract charge 1.45% Class B      $167.13           --               --          --        11.96%
      All contract charges                            --          326          $43,049        0.82%          --
ALL ASSET GROWTH-ALT 20(G)
2018  Lowest contract charge 0.50% Class B       $163.89           --               --          --        (8.02)%
      Highest contract charge 1.45% Class B      $149.89           --               --          --        (8.90)%
      All contract charges                            --          496          $76,081        1.79%          --
2017  Lowest contract charge 0.50% Class B       $178.18           --               --          --        15.32%
      Highest contract charge 1.45% Class B      $164.54           --               --          --        14.22%
      All contract charges                            --          500          $84,044        1.62%          --
2016  Lowest contract charge 0.50% Class B       $154.51           --               --          --         9.02%
      Highest contract charge 1.45% Class B      $144.06           --               --          --         7.98%
      All contract charges                            --          404          $59,126        1.36%          --
2015  Lowest contract charge 0.50% Class B       $141.73           --               --          --        (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --               --          --        (5.36)%
      All contract charges                            --          391          $52,828        0.83%          --
2014  Lowest contract charge 0.50% Class B       $148.32           --               --          --         1.88%
      Highest contract charge 1.45% Class B      $140.96           --               --          --         0.91%
      All contract charges                            --          387          $55,179        1.49%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R)/ /BOND FUND/SM /
2018      Lowest contract charge 0.50% Class 4        $104.33           --               --          --        (1.39)%
          Highest contract charge 1.45% Class 4       $ 98.83           --               --          --        (2.33)%
          All contract charges                             --          468          $47,002        2.31%          --
2017      Lowest contract charge 0.50% Class 4        $105.80           --               --          --         2.78%
          Highest contract charge 1.45% Class 4       $101.19           --               --          --         1.80%
          All contract charges                             --          433          $44,600        2.08%          --
2016      Lowest contract charge 0.50% Class 4        $102.94           --               --          --         2.29%
          Highest contract charge 1.45% Class 4       $ 99.40           --               --          --         1.31%
          All contract charges                             --          362          $36,249        1.73%          --
2015      Lowest contract charge 0.50% Class 4        $100.64           --               --          --        (0.57)%
          Highest contract charge 1.45% Class 4       $ 98.11           --               --          --        (1.53)%
          All contract charges                             --          247          $24,490        1.87%          --
2014      Lowest contract charge 0.50% Class 4        $101.22           --               --          --         4.62%
          Highest contract charge 1.45% Class 4       $ 99.63           --               --          --         3.62%
          All contract charges                             --          130          $13,071        3.66%          --
AXA 400 MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B        $172.07           --               --          --       (12.62)%
          Highest contract charge 1.45% Class B       $144.84           --               --          --       (13.55)%
          All contract charges                             --           84          $15,353        0.98%          --
2017      Lowest contract charge 0.40% Class B        $196.93           --               --          --        14.77%
          Highest contract charge 1.45% Class B       $167.54           --               --          --        13.56%
          All contract charges                             --           79          $16,486        0.79%          --
2016      Lowest contract charge 0.40% Class B        $171.59           --               --          --        19.20%
          Highest contract charge 1.45% Class B       $147.53           --               --          --        17.95%
          All contract charges                             --           66          $12,251        0.92%          --
2015      Lowest contract charge 0.40% Class B        $143.95           --               --          --        (3.50)%
          Highest contract charge 1.34% Class B       $166.05           --               --          --        (4.41)%
          All contract charges                             --           45          $ 7,382        0.56%          --
2014      Lowest contract charge 0.40% Class B        $149.17           --               --          --         8.37%
          Highest contract charge 1.34% Class B       $173.71           --               --          --         7.33%
          All contract charges                             --           41          $ 7,055        0.43%          --
AXA 500 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $205.04           --               --          --        (6.53)%
          Highest contract charge 1.34% Class B       $213.21           --               --          --        (7.33)%
          All contract charges                             --          129          $26,144        1.15%          --
2017      Lowest contract charge 0.50% Class B        $219.37           --               --          --        20.16%
          Highest contract charge 1.34% Class B       $230.07           --               --          --        19.15%
          All contract charges                             --          120          $26,598        1.21%          --
2016      Lowest contract charge 0.50% Class B        $182.57           --               --          --        10.47%
          Highest contract charge 1.34% Class B       $193.10           --               --          --         9.54%
          All contract charges                             --          104          $19,418        1.31%          --
2015      Lowest contract charge 0.50% Class B        $165.27           --               --          --        (0.14)%
          Highest contract charge 1.34% Class B       $176.28           --               --          --        (0.98)%
          All contract charges                             --           87          $14,632        0.97%          --
2014      Lowest contract charge 0.50% Class B        $165.50           --               --          --        12.03%
          Highest contract charge 1.34% Class B       $178.03           --               --          --        11.08%
          All contract charges                             --           76          $12,843        0.68%          --
AXA 2000 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $171.46           --               --          --       (12.36)%
          Highest contract charge 1.34% Class B       $188.15           --               --          --       (13.11)%
          All contract charges                             --           45          $ 7,424        0.79%          --
2017      Lowest contract charge 0.50% Class B        $195.64           --               --          --        13.29%
          Highest contract charge 1.34% Class B       $216.53           --               --          --        12.34%
          All contract charges                             --           39          $ 7,758        0.75%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2016  Lowest contract charge 0.50% Class B    $172.69            --               --         --        19.92%
      Highest contract charge 1.34% Class B   $192.75            --               --         --        18.92%
      All contract charges                         --            33         $  5,859       0.82%          --
2015  Lowest contract charge 0.50% Class B    $144.00            --               --         --        (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --               --         --        (6.37)%
      All contract charges                         --            26         $  4,016       0.40%          --
2014  Lowest contract charge 0.50% Class B    $152.50            --               --         --         3.54%
      Highest contract charge 1.34% Class B   $173.12            --               --         --         2.66%
      All contract charges                         --            23         $  3,815       0.15%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $218.14            --               --         --        (9.17)%
      Highest contract charge 1.45% Class B   $188.44            --               --         --       (10.05)%
      All contract charges                         --         3,327         $646,094       1.58%          --
2017  Lowest contract charge 0.50% Class B    $240.17            --               --         --        18.50%
      Highest contract charge 1.45% Class B   $209.49            --               --         --        17.37%
      All contract charges                         --         3,343         $719,502       1.53%          --
2016  Lowest contract charge 0.50% Class B    $202.67            --               --         --         8.25%
      Highest contract charge 1.45% Class B   $178.48            --               --         --         7.21%
      All contract charges                         --         3,348         $610,865       0.97%          --
2015  Lowest contract charge 0.50% Class B    $187.23            --               --         --        (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --               --         --        (3.18)%
      All contract charges                         --         3,347         $567,396       0.97%          --
2014  Lowest contract charge 0.50% Class B    $191.54            --               --         --         4.20%
      Highest contract charge 1.45% Class B   $171.94            --               --         --         3.20%
      All contract charges                         --         3,294         $574,931       1.61%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 1.25% Class A    $141.19            --               --         --        (5.39)%
      Highest contract charge 1.25% Class A   $141.19            --               --         --        (5.39)%
      All contract charges                         --             1         $     72       1.19%          --
2017  Lowest contract charge 1.25% Class A    $149.23            --               --         --         8.48%
      Highest contract charge 1.25% Class A   $149.23            --               --         --         8.48%
      All contract charges                         --             1         $    193       1.27%          --
2016  Lowest contract charge 1.25% Class A    $137.56            --               --         --         4.66%
      Highest contract charge 1.25% Class A   $137.56            --               --         --         4.66%
      All contract charges                         --             1         $    188       0.90%          --
2015  Lowest contract charge 1.10% Class A    $132.70            --               --         --        (1.73)%
      Highest contract charge 1.25% Class A   $131.44            --               --         --        (1.88)%
      All contract charges                         --             1         $    189       1.03%          --
2014  Lowest contract charge 1.10% Class A    $135.04            --               --         --         3.25%
      Highest contract charge 1.25% Class A   $133.96            --               --         --         3.09%
      All contract charges                         --             2         $    253       1.18%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 0.50% Class B    $132.50            --               --         --        (4.66)%
      Highest contract charge 1.45% Class B   $124.32            --               --         --        (5.57)%
      All contract charges                         --           835         $119,937       1.19%          --
2017  Lowest contract charge 0.50% Class B    $138.98            --               --         --         9.30%
      Highest contract charge 1.45% Class B   $131.66            --               --         --         8.26%
      All contract charges                         --           869         $132,545       1.27%          --
2016  Lowest contract charge 0.50% Class B    $127.15            --               --         --         5.45%
      Highest contract charge 1.45% Class B   $121.61            --               --         --         4.45%
      All contract charges                         --           880         $124,745       0.90%          --
2015  Lowest contract charge 0.50% Class B    $120.58            --               --         --        (1.13)%
      Highest contract charge 1.45% Class B   $116.43            --               --         --        (2.09)%
      All contract charges                         --           802         $108,841       1.03%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $121.96            --               --         --        3.88%
      Highest contract charge 1.45% Class B   $118.91            --               --         --        2.88%
      All contract charges                         --           705         $ 98,111       1.18%         --
AXA CONSERVATIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $147.27            --               --         --       (2.06)%
      Highest contract charge 1.45% Class B   $127.22            --               --         --       (3.00)%
      All contract charges                         --           757         $ 97,134       1.49%         --
2017  Lowest contract charge 0.50% Class B    $150.36            --               --         --        4.42%
      Highest contract charge 1.45% Class B   $131.15            --               --         --        3.43%
      All contract charges                         --           806         $106,472       1.10%         --
2016  Lowest contract charge 0.50% Class B    $143.99            --               --         --        2.41%
      Highest contract charge 1.45% Class B   $126.80            --               --         --        1.44%
      All contract charges                         --           884         $112,214       0.95%         --
2015  Lowest contract charge 0.50% Class B    $140.60            --               --         --       (0.73)%
      Highest contract charge 1.45% Class B   $125.00            --               --         --       (1.69)%
      All contract charges                         --           912         $113,613       0.81%         --
2014  Lowest contract charge 0.50% Class B    $141.64            --               --         --        2.10%
      Highest contract charge 1.45% Class B   $127.15            --               --         --        1.12%
      All contract charges                         --           954         $121,032       0.86%         --
AXA CONSERVATIVE GROWTH STRATEGY
2018  Lowest contract charge 0.50% Class B    $125.40            --               --         --       (3.73)%
      Highest contract charge 1.34% Class B   $118.53            --               --         --       (4.56)%
      All contract charges                         --           240         $ 30,084       1.25%         --
2017  Lowest contract charge 0.50% Class B    $130.26            --               --         --        7.44%
      Highest contract charge 1.34% Class B   $124.19            --               --         --        6.54%
      All contract charges                         --           223         $ 29,665       1.25%         --
2016  Lowest contract charge 0.50% Class B    $121.24            --               --         --        4.44%
      Highest contract charge 1.34% Class B   $116.57            --               --         --        3.56%
      All contract charges                         --           204         $ 25,591       0.90%         --
2015  Lowest contract charge 0.50% Class B    $116.09            --               --         --       (0.96)%
      Highest contract charge 1.34% Class B   $112.56            --               --         --       (1.80)%
      All contract charges                         --           181         $ 22,059       1.01%         --
2014  Lowest contract charge 0.50% Class B    $117.21            --               --         --        3.29%
      Highest contract charge 1.34% Class B   $114.62            --               --         --        2.42%
      All contract charges                         --           151         $ 18,926       1.09%         --
AXA CONSERVATIVE STRATEGY
2018  Lowest contract charge 0.50% Class B    $111.74            --               --         --       (1.89)%
      Highest contract charge 1.34% Class B   $105.62            --               --         --       (2.73)%
      All contract charges                         --            80         $  8,883       1.18%         --
2017  Lowest contract charge 0.50% Class B    $113.89            --               --         --        3.74%
      Highest contract charge 1.34% Class B   $108.58            --               --         --        2.88%
      All contract charges                         --            86         $  9,802       1.04%         --
2016  Lowest contract charge 0.50% Class B    $109.78            --               --         --        2.31%
      Highest contract charge 1.34% Class B   $105.54            --               --         --        1.45%
      All contract charges                         --            87         $  9,714       0.85%         --
2015  Lowest contract charge 0.50% Class B    $107.30            --               --         --       (0.67)%
      Highest contract charge 1.34% Class B   $104.03            --               --         --       (1.51)%
      All contract charges                         --            74         $  8,166       0.87%         --
2014  Lowest contract charge 0.70% Class B    $107.44            --               --         --        1.88%
      Highest contract charge 1.34% Class B   $105.63            --               --         --        1.24%
      All contract charges                         --            61         $  6,971       0.78%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $164.35            --               --         --       (4.13)%
      Highest contract charge 1.45% Class B   $141.98            --               --         --       (5.05)%
      All contract charges                         --         1,402         $202,591       1.48%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $171.43            --               --         --         8.28%
      Highest contract charge 1.45% Class B   $149.53            --               --         --         7.25%
      All contract charges                         --         1,455         $220,539       1.21%          --
2016  Lowest contract charge 0.50% Class B    $158.32            --               --         --         4.21%
      Highest contract charge 1.45% Class B   $139.42            --               --         --         3.22%
      All contract charges                         --         1,464         $206,424       0.94%          --
2015  Lowest contract charge 0.50% Class B    $151.92            --               --         --        (1.15)%
      Highest contract charge 1.45% Class B   $135.07            --               --         --        (2.09)%
      All contract charges                         --         1,489         $202,513       0.83%          --
2014  Lowest contract charge 0.50% Class B    $153.69            --               --         --         2.64%
      Highest contract charge 1.45% Class B   $137.96            --               --         --         1.67%
      All contract charges                         --         1,503         $208,413       1.02%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $330.79            --               --         --       (12.60)%
      Highest contract charge 1.45% Class B   $323.07            --               --         --       (13.44)%
      All contract charges                         --         1,311         $332,448       1.03%          --
2017  Lowest contract charge 0.50% Class B    $378.49            --               --         --        25.45%
      Highest contract charge 1.45% Class B   $373.24            --               --         --        24.26%
      All contract charges                         --         1,396         $406,202       1.08%          --
2016  Lowest contract charge 0.50% Class B    $301.70            --               --         --         3.96%
      Highest contract charge 1.45% Class B   $300.37            --               --         --         2.97%
      All contract charges                         --         1,497         $348,728       0.91%          --
2015  Lowest contract charge 0.50% Class B    $290.21            --               --         --        (2.22)%
      Highest contract charge 1.45% Class B   $291.72            --               --         --        (3.15)%
      All contract charges                         --         1,629         $363,975       0.88%          --
2014  Lowest contract charge 0.50% Class B    $296.80            --               --         --         1.18%
      Highest contract charge 1.45% Class B   $301.21            --               --         --         0.21%
      All contract charges                         --         1,741         $398,475       0.95%          --
AXA GROWTH STRATEGY
2018  Lowest contract charge 1.10% Class A    $162.72            --               --         --        (7.12)%
      Highest contract charge 1.25% Class A   $160.44            --               --         --        (7.26)%
      All contract charges                         --             8         $  1,294       1.15%          --
2017  Lowest contract charge 1.10% Class A    $175.20            --               --         --        12.48%
      Highest contract charge 1.25% Class A   $173.00            --               --         --        12.31%
      All contract charges                         --             9         $  1,528       1.51%          --
2016  Lowest contract charge 1.10% Class A    $155.76            --               --         --         6.90%
      Highest contract charge 1.25% Class A   $154.04            --               --         --         6.74%
      All contract charges                         --             9         $  1,370       0.95%          --
2015  Lowest contract charge 1.10% Class A    $145.70            --               --         --        (2.06)%
      Highest contract charge 1.25% Class A   $144.31            --               --         --        (2.22)%
      All contract charges                         --             9         $  1,292       1.14%          --
2014  Lowest contract charge 1.10% Class A    $148.77            --               --         --         4.45%
      Highest contract charge 1.25% Class A   $147.58            --               --         --         4.30%
      All contract charges                         --             9         $  1,323       1.35%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $ 93.00            --               --         --       (15.23)%
      Highest contract charge 1.45% Class B   $143.78            --               --         --       (16.13)%
      All contract charges                         --         1,210         $145,274       1.70%          --
2017  Lowest contract charge 0.40% Class B    $109.71            --               --         --        25.80%
      Highest contract charge 1.45% Class B   $171.43            --               --         --        24.49%
      All contract charges                         --         1,255         $178,927       1.66%          --
2016  Lowest contract charge 0.40% Class B    $ 87.21            --               --         --        (0.18)%
      Highest contract charge 1.45% Class B   $137.71            --               --         --        (1.23)%
      All contract charges                         --         1,317         $150,471       0.29%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
2015      Lowest contract charge 0.40% Class B          $ 87.37            --               --         --        (4.73)%
          Highest contract charge 1.45% Class B         $139.43            --               --         --        (5.73)%
          All contract charges                               --         1,380         $159,218       0.06%          --
2014      Lowest contract charge 0.40% Class B(a)       $ 91.71            --               --         --       (10.62)%
          Highest contract charge 1.45% Class B         $147.91            --               --         --        (7.60)%
          All contract charges                               --         1,438         $175,794       1.47%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $115.56            --               --         --       (14.88)%
          Highest contract charge 1.34% Class B         $115.02            --               --         --       (15.60)%
          All contract charges                               --           101         $ 11,294       1.88%          --
2017      Lowest contract charge 0.50% Class B          $135.76            --               --         --        23.63%
          Highest contract charge 1.34% Class B         $136.28            --               --         --        22.59%
          All contract charges                               --            91         $ 12,260       2.26%          --
2016      Lowest contract charge 0.50% Class B          $109.81            --               --         --        (0.62)%
          Highest contract charge 1.34% Class B         $111.17            --               --         --        (1.45)%
          All contract charges                               --            80         $  8,711       1.28%          --
2015      Lowest contract charge 0.50% Class B          $110.49            --               --         --        (2.89)%
          Highest contract charge 1.34% Class B         $112.81            --               --         --        (3.71)%
          All contract charges                               --            77         $  8,446       0.04%          --
2014      Lowest contract charge 0.50% Class B          $113.78            --               --         --        (6.91)%
          Highest contract charge 1.34% Class B         $117.16            --               --         --        (7.70)%
          All contract charges                               --            62         $  7,169       0.86%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B          $118.95            --               --         --       (16.83)%
          Highest contract charge 1.45% Class B         $134.61            --               --         --       (17.71)%
          All contract charges                               --         1,215         $152,711       1.70%          --
2017      Lowest contract charge 0.40% Class B          $143.02            --               --         --        22.88%
          Highest contract charge 1.45% Class B         $163.58            --               --         --        21.59%
          All contract charges                               --         1,275         $194,737       1.90%          --
2016      Lowest contract charge 0.40% Class B          $116.39            --               --         --         0.34%
          Highest contract charge 1.45% Class B         $134.53            --               --         --        (0.72)%
          All contract charges                               --         1,359         $170,173       0.47%          --
2015      Lowest contract charge 0.40% Class B          $115.99            --               --         --        (3.55)%
          Highest contract charge 1.45% Class B         $135.50            --               --         --        (4.56)%
          All contract charges                               --         1,434         $180,159       0.10%          --
2014      Lowest contract charge 0.40% Class B          $120.26            --               --         --        (7.55)%
          Highest contract charge 1.45% Class B         $141.98            --               --         --        (8.52)%
          All contract charges                               --         1,507         $198,047       1.58%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $185.87            --               --         --        (6.89)%
          Highest contract charge 1.45% Class B         $164.01            --               --         --        (7.79)%
          All contract charges                               --           178         $ 29,907       1.04%          --
2017      Lowest contract charge 0.50% Class B          $199.63            --               --         --        21.34%
          Highest contract charge 1.45% Class B         $177.86            --               --         --        20.19%
          All contract charges                               --           184         $ 33,713       1.00%          --
2016      Lowest contract charge 0.50% Class B          $164.52            --               --         --         9.29%
          Highest contract charge 1.45% Class B         $147.98            --               --         --         8.24%
          All contract charges                               --           193         $ 29,417       1.10%          --
2015      Lowest contract charge 0.50% Class B          $150.54            --               --         --        (0.13)%
          Highest contract charge 1.45% Class B         $136.72            --               --         --        (1.08)%
          All contract charges                               --           210         $ 29,443       0.92%          --
2014      Lowest contract charge 0.50% Class B          $150.74            --               --         --        11.07%
          Highest contract charge 1.45% Class B         $138.21            --               --         --        10.00%
          All contract charges                               --           226         $ 31,988       1.19%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $142.10            --               --         --        (3.46)%
      Highest contract charge 1.45% Class B   $201.67            --               --         --        (4.39)%
      All contract charges                         --         2,263         $670,858       0.49%          --
2017  Lowest contract charge 0.50% Class B    $147.20            --               --         --        28.57%
      Highest contract charge 1.45% Class B   $210.93            --               --         --        27.35%
      All contract charges                         --         2,424         $751,814       0.49%          --
2016  Lowest contract charge 0.50% Class B    $114.49            --               --         --         4.99%
      Highest contract charge 1.45% Class B   $165.63            --               --         --         3.99%
      All contract charges                         --         2,596         $631,454       0.56%          --
2015  Lowest contract charge 0.50% Class B    $109.05            --               --         --         3.51%
      Highest contract charge 1.45% Class B   $159.28            --               --         --         2.52%
      All contract charges                         --         2,799         $652,035       0.28%          --
2014  Lowest contract charge 0.50% Class B    $105.35            --               --         --        10.53%
      Highest contract charge 1.45% Class B   $155.36            --               --         --         9.48%
      All contract charges                         --         2,986         $677,417       0.26%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.70% Class A    $189.54            --               --         --       (10.56)%
      Highest contract charge 1.45% Class A   $175.06            --               --         --       (11.24)%
      All contract charges                         --         3,851         $645,059       2.45%          --
2017  Lowest contract charge 0.70% Class A    $211.91            --               --         --        13.06%
      Highest contract charge 1.45% Class A   $197.23            --               --         --        12.21%
      All contract charges                         --         4,163         $784,636       1.51%          --
2016  Lowest contract charge 0.70% Class A    $187.43            --               --         --        14.52%
      Highest contract charge 1.45% Class A   $175.77            --               --         --        13.66%
      All contract charges                         --         4,488         $752,898       1.68%          --
2015  Lowest contract charge 0.70% Class A    $163.67            --               --         --        (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --               --         --        (5.41)%
      All contract charges                         --         4,848         $714,601       1.57%          --
2014  Lowest contract charge 0.70% Class A    $171.72            --               --         --        11.44%
      Highest contract charge 1.45% Class A   $163.49            --               --         --        10.60%
      All contract charges                         --         5,193         $808,406       1.37%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $169.93            --               --         --       (10.28)%
      Highest contract charge 1.30% Class B   $121.43            --               --         --       (11.09)%
      All contract charges                         --           471         $ 80,958       2.45%          --
2017  Lowest contract charge 0.40% Class B    $189.41            --               --         --        13.41%
      Highest contract charge 1.30% Class B   $136.58            --               --         --        12.39%
      All contract charges                         --           505         $ 98,028       1.51%          --
2016  Lowest contract charge 0.40% Class B    $167.02            --               --         --        14.86%
      Highest contract charge 1.30% Class B   $121.52            --               --         --        13.85%
      All contract charges                         --           552         $ 94,855       1.68%          --
2015  Lowest contract charge 0.40% Class B    $145.41            --               --         --        (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --               --         --        (5.25)%
      All contract charges                         --           619         $ 92,983       1.57%          --
2014  Lowest contract charge 0.40% Class B    $152.11            --               --         --        11.78%
      Highest contract charge 1.30% Class B   $112.66            --               --         --        10.79%
      All contract charges                         --           682         $108,045       1.37%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $299.72            --               --         --       (13.73)%
      Highest contract charge 1.45% Class B   $200.08            --               --         --       (14.56)%
      All contract charges                         --         1,649         $415,490       1.21%          --
2017  Lowest contract charge 0.50% Class B    $347.42            --               --         --        11.76%
      Highest contract charge 1.45% Class B   $234.18            --               --         --        10.70%
      All contract charges                         --         1,777         $523,415       1.05%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY (CONTINUED)
2016     Lowest contract charge 0.50% Class B      $310.86            --                --        --       17.08%
         Highest contract charge 1.45% Class B     $211.55            --                --        --       15.98%
         All contract charges                           --         1,901        $  505,176      1.22%         --
2015     Lowest contract charge 0.50% Class B      $265.50            --                --        --       (4.02)%
         Highest contract charge 1.45% Class B     $182.41            --                --        --       (4.94)%
         All contract charges                           --         2,042        $  467,179      0.75%         --
2014     Lowest contract charge 0.50% Class B      $276.62            --                --        --       10.32%
         Highest contract charge 1.45% Class B     $191.89            --                --        --        9.26%
         All contract charges                           --         2,184        $  524,830      0.58%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.70% Class A      $220.17            --                --        --       (5.44)%
         Highest contract charge 1.45% Class A     $164.87            --                --        --       (6.15)%
         All contract charges                           --        10,156        $1,018,392      1.54%         --
2017     Lowest contract charge 0.70% Class A      $232.83            --                --        --       10.27%
         Highest contract charge 1.45% Class A     $175.68            --                --        --        9.44%
         All contract charges                           --        10,984        $1,160,934      1.23%         --
2016     Lowest contract charge 0.70% Class A      $211.14            --                --        --        4.62%
         Highest contract charge 1.45% Class A     $160.53            --                --        --        3.84%
         All contract charges                           --        11,858        $1,132,721      0.90%         --
2015     Lowest contract charge 0.70% Class A      $201.82            --                --        --       (1.58)%
         Highest contract charge 1.45% Class A     $154.60            --                --        --       (2.32)%
         All contract charges                           --        12,791        $1,164,680      0.82%         --
2014     Lowest contract charge 0.70% Class A      $205.05            --                --        --        2.31%
         Highest contract charge 1.45% Class A     $158.27            --                --        --        1.53%
         All contract charges                           --        13,795        $1,271,667      1.09%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.40% Class B      $128.68            --                --        --       (5.15)%
         Highest contract charge 1.30% Class B     $124.30            --                --        --       (6.00)%
         All contract charges                           --         3,033        $  486,092      1.54%         --
2017     Lowest contract charge 0.40% Class B      $135.67            --                --        --       10.61%
         Highest contract charge 1.30% Class B     $132.24            --                --        --        9.62%
         All contract charges                           --         3,055        $  518,853      1.23%         --
2016     Lowest contract charge 0.40% Class B      $122.66            --                --        --        4.94%
         Highest contract charge 1.30% Class B     $120.63            --                --        --        4.01%
         All contract charges                           --         3,061        $  471,480      0.90%         --
2015     Lowest contract charge 0.40% Class B      $116.89            --                --        --       (1.28)%
         Highest contract charge 1.30% Class B     $115.98            --                --        --       (2.16)%
         All contract charges                           --         3,011        $  443,187      0.82%         --
2014     Lowest contract charge 0.40% Class B      $118.40            --                --        --        2.62%
         Highest contract charge 1.30% Class B     $118.54            --                --        --        1.71%
         All contract charges                           --         2,887        $  432,074      1.09%         --
AXA MODERATE GROWTH STRATEGY
2018     Lowest contract charge 0.50% Class B      $140.11            --                --        --       (5.61)%
         Highest contract charge 1.45% Class B     $131.46            --                --        --       (6.51)%
         All contract charges                           --           539        $   72,435      1.29%         --
2017     Lowest contract charge 0.50% Class B      $148.43            --                --        --       11.23%
         Highest contract charge 1.45% Class B     $140.62            --                --        --       10.18%
         All contract charges                           --           464        $   66,158      1.51%         --
2016     Lowest contract charge 0.50% Class B      $133.44            --                --        --        6.52%
         Highest contract charge 1.45% Class B     $127.63            --                --        --        5.51%
         All contract charges                           --           392        $   50,651      1.01%         --
2015     Lowest contract charge 0.50% Class B      $125.27            --                --        --       (1.28)%
         Highest contract charge 1.45% Class B     $120.97            --                --        --       (2.23)%
         All contract charges                           --           304        $   37,073      1.26%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $126.90            --                --        --        4.48%
      Highest contract charge 1.45% Class B   $123.73            --                --        --        3.49%
      All contract charges                         --           204        $   25,397      1.56%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $201.87            --                --        --       (7.31)%
      Highest contract charge 1.45% Class B   $174.39            --                --        --       (8.20)%
      All contract charges                         --         6,083        $1,084,608      1.59%         --
2017  Lowest contract charge 0.50% Class B    $217.78            --                --        --       14.32%
      Highest contract charge 1.45% Class B   $189.96            --                --        --       13.23%
      All contract charges                         --         6,255        $1,211,042      1.40%         --
2016  Lowest contract charge 0.50% Class B    $190.50            --                --        --        6.73%
      Highest contract charge 1.45% Class B   $167.76            --                --        --        5.72%
      All contract charges                         --         6,382        $1,086,620      0.91%         --
2015  Lowest contract charge 0.50% Class B    $178.48            --                --        --       (1.78)%
      Highest contract charge 1.45% Class B   $158.68            --                --        --       (2.72)%
      All contract charges                         --         6,504        $1,044,145      0.90%         --
2014  Lowest contract charge 0.50% Class B    $181.72            --                --        --        3.25%
      Highest contract charge 1.45% Class B   $163.12            --                --        --        2.26%
      All contract charges                         --         6,570        $1,080,414      1.32%         --
AXA/AB DYNAMIC MODERATE GROWTH
2018  Lowest contract charge 0.50% Class B    $134.41            --                --        --       (6.29)%
      Highest contract charge 1.34% Class B   $127.05            --                --        --       (7.08)%
      All contract charges                         --           130        $   16,916      1.15%         --
2017  Lowest contract charge 0.50% Class B    $143.43            --                --        --       12.34%
      Highest contract charge 1.34% Class B   $136.73            --                --        --       11.39%
      All contract charges                         --           138        $   18,919      1.22%         --
2016  Lowest contract charge 0.50% Class B    $127.68            --                --        --        3.26%
      Highest contract charge 1.34% Class B   $122.75            --                --        --        2.39%
      All contract charges                         --           134        $   16,587      0.41%         --
2015  Lowest contract charge 0.50% Class B    $123.65            --                --        --       (1.11)%
      Highest contract charge 1.34% Class B   $119.89            --                --        --       (1.95)%
      All contract charges                         --           120        $   14,425      0.80%         --
2014  Lowest contract charge 0.50% Class B    $125.04            --                --        --        4.25%
      Highest contract charge 1.34% Class B   $122.27            --                --        --        3.37%
      All contract charges                         --            95        $   11,621      1.09%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.70% Class A    $339.42            --                --        --       (8.53)%
      Highest contract charge 1.45% Class A   $272.38            --                --        --       (9.22)%
      All contract charges                         --           706        $  269,121      0.12%         --
2017  Lowest contract charge 0.70% Class A    $371.06            --                --        --       21.81%
      Highest contract charge 1.45% Class A   $300.04            --                --        --       20.90%
      All contract charges                         --           761        $  318,454      0.27%         --
2016  Lowest contract charge 0.70% Class A    $304.61            --                --        --       11.79%
      Highest contract charge 1.45% Class A   $248.18            --                --        --       10.95%
      All contract charges                         --           819        $  283,441      0.36%         --
2015  Lowest contract charge 0.70% Class A    $272.48            --                --        --       (3.59)%
      Highest contract charge 1.45% Class A   $223.69            --                --        --       (4.32)%
      All contract charges                         --           887        $  276,150      0.05%         --
2014  Lowest contract charge 0.70% Class A    $282.62            --                --        --        2.85%
      Highest contract charge 1.45% Class A   $233.78            --                --        --        2.07%
      All contract charges                         --           955        $  310,247      0.06%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $224.46            --                --        --       (8.34)%
      Highest contract charge 1.30% Class B   $210.32            --                --        --       (9.07)%
      All contract charges                         --           267        $   71,468      0.12%         --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2017    Lowest contract charge 0.50% Class B      $244.89            --               --         --        22.06%
        Highest contract charge 1.30% Class B     $231.30            --               --         --        21.10%
        All contract charges                           --           256         $ 76,002       0.27%          --
2016    Lowest contract charge 0.50% Class B      $200.63            --               --         --        12.01%
        Highest contract charge 1.30% Class B     $191.00            --               --         --        11.13%
        All contract charges                           --           252         $ 61,734       0.36%          --
2015    Lowest contract charge 0.50% Class B      $179.11            --               --         --        (3.39)%
        Highest contract charge 1.30% Class B     $171.87            --               --         --        (4.16)%
        All contract charges                           --           250         $ 55,409       0.05%          --
2014    Lowest contract charge 0.50% Class B      $185.40            --               --         --         3.06%
        Highest contract charge 1.30% Class B     $179.33            --               --         --         2.25%
        All contract charges                           --           248         $ 58,063       0.06%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2018    Lowest contract charge 0.70% Class B      $235.14            --               --         --        (1.05)%
        Highest contract charge 1.45% Class B     $203.03            --               --         --        (1.80)%
        All contract charges                           --           662         $138,859       0.17%          --
2017    Lowest contract charge 0.50% Class B      $238.30            --               --         --        24.97%
        Highest contract charge 1.45% Class B     $206.76            --               --         --        23.78%
        All contract charges                           --           753         $160,742       0.07%          --
2016    Lowest contract charge 0.50% Class B      $190.69            --               --         --         0.38%
        Highest contract charge 1.45% Class B     $167.04            --               --         --        (0.58)%
        All contract charges                           --           887         $152,942       0.00%          --
2015    Lowest contract charge 0.50% Class B      $189.97            --               --         --         0.76%
        Highest contract charge 1.45% Class B     $168.01            --               --         --        (0.20)%
        All contract charges                           --         1,022         $177,302       0.00%          --
2014    Lowest contract charge 0.50% Class B      $188.54            --               --         --         3.28%
        Highest contract charge 1.45% Class B     $168.35            --               --         --         2.30%
        All contract charges                           --         1,111         $192,775       0.00%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018    Lowest contract charge 0.40% Class B      $136.78            --               --         --        (4.68)%
        Highest contract charge 1.45% Class B     $135.10            --               --         --        (5.70)%
        All contract charges                           --           599         $ 82,598       2.85%          --
2017    Lowest contract charge 0.40% Class B      $143.50            --               --         --         9.58%
        Highest contract charge 1.45% Class B     $143.26            --               --         --         8.42%
        All contract charges                           --           648         $ 94,188       2.55%          --
2016    Lowest contract charge 0.40% Class B      $130.96            --               --         --         9.99%
        Highest contract charge 1.45% Class B     $132.13            --               --         --         8.85%
        All contract charges                           --           668         $ 89,565       2.48%          --
2015    Lowest contract charge 0.40% Class B      $119.06            --               --         --        (3.42)%
        Highest contract charge 1.45% Class B     $121.39            --               --         --        (4.44)%
        All contract charges                           --           710         $ 87,422       2.32%          --
2014    Lowest contract charge 0.40% Class B      $123.27            --               --         --         5.77%
        Highest contract charge 1.45% Class B     $127.03            --               --         --         4.65%
        All contract charges                           --           722         $ 92,522       2.38%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $166.02            --               --         --       (13.27)%
        Highest contract charge 1.34% Class B     $149.56            --               --         --       (14.01)%
        All contract charges                           --           114         $ 17,249       0.62%          --
2017    Lowest contract charge 0.50% Class B      $191.43            --               --         --        11.18%
        Highest contract charge 1.45% Class B     $171.74            --               --         --        10.12%
        All contract charges                           --           119         $ 20,921       0.54%          --
2016    Lowest contract charge 0.50% Class B      $172.18            --               --         --        24.24%
        Highest contract charge 1.45% Class B     $155.96            --               --         --        23.06%
        All contract charges                           --           123         $ 19,631       0.38%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY (CONTINUED)
2015          Lowest contract charge 0.50% Class B            $138.59            --               --         --       (7.01)%
              Highest contract charge 1.45% Class B           $126.74            --               --         --       (7.89)%
              All contract charges                                 --           127         $ 16,276       0.23%         --
2014          Lowest contract charge 0.50% Class B            $149.03            --               --         --        1.62%
              Highest contract charge 1.45% Class B           $137.60            --               --         --        0.64%
              All contract charges                                 --           137         $ 18,940       0.02%         --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018          Lowest contract charge 0.50% Class B            $129.09            --               --         --       (9.12)%
              Highest contract charge 1.34% Class B           $116.97            --               --         --       (9.89)%
              All contract charges                                 --           555         $ 66,141       2.22%         --
2017          Lowest contract charge 0.50% Class B            $142.04            --               --         --       14.38%
              Highest contract charge 1.45% Class B           $128.28            --               --         --       13.29%
              All contract charges                                 --           580         $ 76,371       1.68%         --
2016          Lowest contract charge 0.50% Class B            $124.18            --               --         --        8.95%
              Highest contract charge 1.34% Class B           $114.45            --               --         --        8.03%
              All contract charges                                 --           600         $ 69,558       1.63%         --
2015          Lowest contract charge 0.50% Class B            $113.98            --               --         --       (3.28)%
              Highest contract charge 1.34% Class B           $105.94            --               --         --       (4.10)%
              All contract charges                                 --           646         $ 69,206       1.24%         --
2014          Lowest contract charge 0.50% Class B            $117.85            --               --         --        4.94%
              Highest contract charge 1.34% Class B           $110.47            --               --         --        4.06%
              All contract charges                                 --           646         $ 72,011       1.75%         --
AXA/JANUS ENTERPRISE
2018          Lowest contract charge 0.40% Class B            $156.91            --               --         --       (2.18)%
              Highest contract charge 1.45% Class B           $234.77            --               --         --       (3.22)%
              All contract charges                                 --         1,280         $297,005       0.00%         --
2017          Lowest contract charge 0.40% Class B            $160.41            --               --         --       27.39%
              Highest contract charge 1.45% Class B           $242.58            --               --         --       26.05%
              All contract charges                                 --         1,264         $304,349       0.00%         --
2016          Lowest contract charge 0.40% Class B            $125.92            --               --         --       (4.71)%
              Highest contract charge 1.45% Class B           $192.44            --               --         --       (5.72)%
              All contract charges                                 --         1,279         $244,983       0.00%         --
2015          Lowest contract charge 0.40% Class B            $132.15            --               --         --       (5.87)%
              Highest contract charge 1.45% Class B           $204.11            --               --         --       (6.86)%
              All contract charges                                 --         1,341         $269,875       0.00%         --
2014          Lowest contract charge 0.40% Class B            $140.39            --               --         --       (1.11)%
              Highest contract charge 1.45% Class B           $219.15            --               --         --       (2.15)%
              All contract charges                                 --         1,333         $287,981       0.00%         --
AXA/LOOMIS SAYLES GROWTH
2018          Lowest contract charge 0.40% Class B            $208.34            --               --         --       (3.37)%
              Highest contract charge 1.45% Class B           $273.06            --               --         --       (4.40)%
              All contract charges                                 --           313         $ 84,195       0.09%         --
2017          Lowest contract charge 0.40% Class B            $215.61            --               --         --       34.05%
              Highest contract charge 1.45% Class B           $285.62            --               --         --       32.65%
              All contract charges                                 --           325         $ 91,309       0.18%         --
2016          Lowest contract charge 0.40% Class B            $160.84            --               --         --        6.38%
              Highest contract charge 1.45% Class B           $215.32            --               --         --        5.27%
              All contract charges                                 --           286         $ 61,039       0.37%         --
2015          Lowest contract charge 0.40% Class B            $151.19            --               --         --       11.08%
              Highest contract charge 1.45% Class B           $204.55            --               --         --        9.91%
              All contract charges                                 --           223         $ 45,979       0.12%         --
2014          Lowest contract charge 0.40% Class B            $136.11            --               --         --        7.39%
              Highest contract charge 1.45% Class B           $186.11            --               --         --        6.26%
              All contract charges                                 --           223         $ 42,010       0.11%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B       $132.07           --               --          --       (12.65)%
      Highest contract charge 1.45% Class B      $117.35           --               --          --       (13.49)%
      All contract charges                            --          354          $42,567        2.81%          --
2017  Lowest contract charge 0.50% Class B       $151.20           --               --          --        20.69%
      Highest contract charge 1.45% Class B      $135.65           --               --          --        19.54%
      All contract charges                            --          370          $51,182        1.41%          --
2016  Lowest contract charge 0.50% Class B       $125.28           --               --          --         4.74%
      Highest contract charge 1.45% Class B      $113.48           --               --          --         3.75%
      All contract charges                            --          381          $43,936        0.69%          --
2015  Lowest contract charge 0.50% Class B       $119.61           --               --          --        (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --               --          --        (4.05)%
      All contract charges                            --          399          $44,162        0.00%          --
2014  Lowest contract charge 0.50% Class B       $123.46           --               --          --         0.59%
      Highest contract charge 1.45% Class B      $114.00           --               --          --        (0.37)%
      All contract charges                            --          405          $46,619        1.40%          --
CHARTER/SM /MODERATE(I)
2018  Lowest contract charge 0.50% Class B       $100.07           --               --          --        (5.31)%
      Highest contract charge 1.25% Class B      $ 98.82           --               --          --        (6.03)%
      All contract charges                            --            2          $   307        1.45%          --
2017  Lowest contract charge 0.50% Class B(h)    $105.68           --               --          --         5.44%
      Highest contract charge 1.25% Class B(h)   $105.16           --               --          --         4.95%
      All contract charges                            --            3          $   324        1.87%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.70% Class A       $120.45           --               --          --        (1.20)%
      Highest contract charge 1.45% Class A      $ 95.93           --               --          --        (1.95)%
      All contract charges                            --          320          $52,653        2.21%          --
2017  Lowest contract charge 0.70% Class A       $121.91           --               --          --         1.52%
      Highest contract charge 1.45% Class A      $ 97.84           --               --          --         0.75%
      All contract charges                            --          344          $57,497        1.56%          --
2016  Lowest contract charge 0.70% Class A       $120.09           --               --          --         2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --               --          --         1.44%
      All contract charges                            --          370          $61,071        1.95%          --
2015  Lowest contract charge 0.70% Class A       $117.49           --               --          --        (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --               --          --        (2.08)%
      All contract charges                            --          401          $65,307        1.52%          --
2014  Lowest contract charge 0.70% Class A       $119.08           --               --          --         1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --               --          --         0.90%
      All contract charges                            --          433          $72,235        2.48%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.50% Class B       $136.65           --               --          --        (1.00)%
      Highest contract charge 1.30% Class B      $ 94.53           --               --          --        (1.79)%
      All contract charges                            --          240          $24,731        2.21%          --
2017  Lowest contract charge 0.50% Class B       $138.03           --               --          --         1.72%
      Highest contract charge 1.30% Class B      $ 96.25           --               --          --         0.92%
      All contract charges                            --          243          $25,610        1.56%          --
2016  Lowest contract charge 0.50% Class B       $135.69           --               --          --         2.42%
      Highest contract charge 1.30% Class B      $ 95.37           --               --          --         1.61%
      All contract charges                            --          249          $25,975        1.95%          --
2015  Lowest contract charge 0.50% Class B       $132.49           --               --          --        (1.13)%
      Highest contract charge 1.30% Class B      $ 93.86           --               --          --        (1.92)%
      All contract charges                            --          256          $26,346        1.52%          --
2014  Lowest contract charge 0.50% Class B       $134.01           --               --          --         1.88%
      Highest contract charge 1.30% Class B      $ 95.70           --               --          --         1.08%
      All contract charges                            --          262          $27,445        2.48%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
CHARTER/SM /SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B       $214.31            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $186.96            --               --         --        (6.42)%
      All contract charges                            --           226         $ 42,495       3.63%          --
2017  Lowest contract charge 0.50% Class B       $226.80            --               --         --        23.74%
      Highest contract charge 1.45% Class B      $199.78            --               --         --        22.56%
      All contract charges                            --           231         $ 46,802       2.62%          --
2016  Lowest contract charge 0.50% Class B       $183.29            --               --         --         8.81%
      Highest contract charge 1.45% Class B      $163.00            --               --         --         7.77%
      All contract charges                            --           244         $ 40,272       0.00%          --
2015  Lowest contract charge 0.50% Class B       $168.45            --               --         --        (6.52)%
      Highest contract charge 1.45% Class B      $151.25            --               --         --        (7.41)%
      All contract charges                            --           265         $ 40,398       0.26%          --
2014  Lowest contract charge 0.70% Class B       $176.51            --               --         --        (3.29)%
      Highest contract charge 1.45% Class B      $163.35            --               --         --        (4.02)%
      All contract charges                            --           288         $ 47,082       0.00%          --
CHARTER/SM /SMALL CAP VALUE
2018  Lowest contract charge 0.50% Class B       $262.38            --               --         --       (13.42)%
      Highest contract charge 1.45% Class B      $181.61            --               --         --       (14.25)%
      All contract charges                            --           403         $ 95,139       1.16%          --
2017  Lowest contract charge 0.50% Class B       $303.06            --               --         --        10.74%
      Highest contract charge 1.45% Class B      $211.80            --               --         --         9.68%
      All contract charges                            --           434         $118,439       1.45%          --
2016  Lowest contract charge 0.50% Class B       $273.66            --               --         --        24.61%
      Highest contract charge 1.45% Class B      $193.10            --               --         --        23.43%
      All contract charges                            --           469         $117,210       1.36%          --
2015  Lowest contract charge 0.50% Class B       $219.62            --               --         --       (13.57)%
      Highest contract charge 1.45% Class B      $156.45            --               --         --       (14.40)%
      All contract charges                            --           504         $101,765       0.51%          --
2014  Lowest contract charge 0.50% Class B       $254.09            --               --         --        (5.58)%
      Highest contract charge 1.45% Class B      $182.76            --               --         --        (6.48)%
      All contract charges                            --           537         $126,327       0.16%          --
EQ/AMERICAN CENTURY MID CAP VALUE(L)
2018  Lowest contract charge 0.00% Class B(k)    $117.64            --               --         --        (9.39)%
      Highest contract charge 1.25% Class B(k)   $ 89.26            --               --         --        (9.60)%
      All contract charges                            --           413         $ 80,826       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 0.50% Class B       $254.55            --               --         --        (8.48)%
      Highest contract charge 1.45% Class B      $265.24            --               --         --        (9.36)%
      All contract charges                            --         2,310         $694,882       1.61%          --
2017  Lowest contract charge 0.50% Class B       $278.13            --               --         --         7.57%
      Highest contract charge 1.45% Class B      $292.62            --               --         --         6.55%
      All contract charges                            --         2,378         $791,517       1.41%          --
2016  Lowest contract charge 0.50% Class B       $258.55            --               --         --        17.38%
      Highest contract charge 1.45% Class B      $274.64            --               --         --        16.26%
      All contract charges                            --         2,429         $759,183       1.54%          --
2015  Lowest contract charge 0.50% Class B       $220.27            --               --         --        (6.62)%
      Highest contract charge 1.45% Class B      $236.23            --               --         --        (7.51)%
      All contract charges                            --         2,398         $648,716       1.31%          --
2014  Lowest contract charge 0.50% Class B       $235.89            --               --         --         9.16%
      Highest contract charge 1.45% Class B      $255.41            --               --         --         8.11%
      All contract charges                            --         2,356         $693,101       1.09%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018  Lowest contract charge 0.70% Class B       $277.86            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $239.92            --               --         --        (6.23)%
      All contract charges                            --           855         $198,849       0.56%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2017    Lowest contract charge 0.70% Class B      $294.05            --                --        --        24.56%
        Highest contract charge 1.45% Class B     $255.85            --                --        --        23.62%
        All contract charges                           --           907        $  226,594      0.78%          --
2016    Lowest contract charge 0.70% Class B      $236.07            --                --        --         7.66%
        Highest contract charge 1.45% Class B     $206.96            --                --        --         6.86%
        All contract charges                           --           954        $  194,061      0.87%          --
2015    Lowest contract charge 0.70% Class B      $219.27            --                --        --         1.20%
        Highest contract charge 1.45% Class B     $193.68            --                --        --         0.43%
        All contract charges                           --         1,011        $  193,583      0.57%          --
2014    Lowest contract charge 0.70% Class B      $216.67            --                --        --         9.74%
        Highest contract charge 1.45% Class B     $192.85            --                --        --         8.91%
        All contract charges                           --         1,058        $  203,147      0.70%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $156.43            --                --        --       (10.52)%
        Highest contract charge 1.45% Class B     $139.00            --                --        --       (11.38)%
        All contract charges                           --           160        $   22,764      3.55%          --
2017    Lowest contract charge 0.50% Class B      $174.82            --                --        --        13.63%
        Highest contract charge 1.45% Class B     $156.85            --                --        --        12.55%
        All contract charges                           --           175        $   27,935      1.02%          --
2016    Lowest contract charge 0.50% Class B      $153.85            --                --        --        12.60%
        Highest contract charge 1.45% Class B     $139.36            --                --        --        11.52%
        All contract charges                           --           189        $   26,930      2.21%          --
2015    Lowest contract charge 0.50% Class B      $136.64            --                --        --        (2.87)%
        Highest contract charge 1.45% Class B     $124.96            --                --        --        (3.80)%
        All contract charges                           --           203        $   25,859      1.81%          --
2014    Lowest contract charge 0.50% Class B      $140.68            --                --        --         9.16%
        Highest contract charge 1.45% Class B     $129.89            --                --        --         8.11%
        All contract charges                           --           225        $   29,735      1.75%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.70% Class A      $280.31            --                --        --        (6.46)%
        Highest contract charge 1.45% Class A     $188.26            --                --        --        (7.17)%
        All contract charges                           --         3,243        $1,909,634      1.29%          --
2017    Lowest contract charge 0.70% Class A      $299.68            --                --        --        19.63%
        Highest contract charge 1.45% Class A     $202.81            --                --        --        18.73%
        All contract charges                           --         3,556        $2,249,181      1.29%          --
2016    Lowest contract charge 0.70% Class A      $250.51            --                --        --        10.91%
        Highest contract charge 1.45% Class A     $170.82            --                --        --        10.08%
        All contract charges                           --         3,867        $2,054,312      1.54%          --
2015    Lowest contract charge 0.70% Class A      $225.87            --                --        --        (0.76)%
        Highest contract charge 1.45% Class A     $155.18            --                --        --        (1.50)%
        All contract charges                           --         4,237        $2,036,713      1.35%          --
2014    Lowest contract charge 0.70% Class A      $227.59            --                --        --        11.27%
        Highest contract charge 1.45% Class A     $157.55            --                --        --        10.43%
        All contract charges                           --         4,600        $2,238,543      1.22%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.40% Class B      $187.19            --                --        --        (6.18)%
        Highest contract charge 1.30% Class B     $168.20            --                --        --        (7.02)%
        All contract charges                           --           933        $  170,142      1.29%          --
2017    Lowest contract charge 0.40% Class B      $199.52            --                --        --        19.99%
        Highest contract charge 1.30% Class B     $180.90            --                --        --        18.93%
        All contract charges                           --           917        $  179,724      1.29%          --
2016    Lowest contract charge 0.40% Class B      $166.28            --                --        --        11.25%
        Highest contract charge 1.30% Class B     $152.11            --                --        --        10.26%
        All contract charges                           --           881        $  144,886      1.54%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2015  Lowest contract charge 0.40% Class B    $149.47            --                --        --        (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                --        --        (1.34)%
      All contract charges                         --           870        $  130,043      1.35%          --
2014  Lowest contract charge 0.40% Class B    $150.16            --                --        --        11.61%
      Highest contract charge 1.30% Class B   $139.83            --                --        --        10.61%
      All contract charges                         --           888        $  134,632      1.22%          --
EQ/CORE BOND INDEX
2018  Lowest contract charge 0.40% Class B    $102.98            --                --        --        (0.16)%
      Highest contract charge 1.45% Class B   $111.47            --                --        --        (1.21)%
      All contract charges                         --           984        $  113,184      1.92%          --
2017  Lowest contract charge 0.40% Class B    $103.14            --                --        --         1.06%
      Highest contract charge 1.45% Class B   $112.84            --                --        --           --
      All contract charges                         --           983        $  114,129      1.58%          --
2016  Lowest contract charge 0.40% Class B    $102.06            --                --        --         0.97%
      Highest contract charge 1.45% Class B   $112.84            --                --        --        (0.09)%
      All contract charges                         --           991        $  114,324      1.52%          --
2015  Lowest contract charge 0.40% Class B    $101.08            --                --        --         0.04%
      Highest contract charge 1.45% Class B   $112.94            --                --        --        (1.03)%
      All contract charges                         --           963        $  110,934      1.50%          --
2014  Lowest contract charge 0.40% Class B    $101.04            --                --        --         2.01%
      Highest contract charge 1.45% Class B   $114.11            --                --        --         0.94%
      All contract charges                         --           956        $  111,253      1.30%          --
EQ/EMERGING MARKETS EQUITY PLUS
2018  Lowest contract charge 0.50% Class B    $ 91.45            --                --        --       (15.68)%
      Highest contract charge 1.45% Class B   $ 86.63            --                --        --       (16.49)%
      All contract charges                         --           156        $   13,778      1.39%          --
2017  Lowest contract charge 0.50% Class B    $108.45            --                --        --        33.35%
      Highest contract charge 1.45% Class B   $103.73            --                --        --        32.07%
      All contract charges                         --           125        $   13,139      1.18%          --
2016  Lowest contract charge 0.50% Class B    $ 81.33            --                --        --         9.15%
      Highest contract charge 1.34% Class B   $ 78.86            --                --        --         8.23%
      All contract charges                         --            72        $    5,741      0.92%          --
2015  Lowest contract charge 0.50% Class B    $ 74.51            --                --        --       (18.56)%
      Highest contract charge 1.34% Class B   $ 72.86            --                --        --       (19.24)%
      All contract charges                         --            54        $    3,974      0.74%          --
2014  Lowest contract charge 0.50% Class B    $ 91.49            --                --        --        (3.64)%
      Highest contract charge 1.34% Class B   $ 90.22            --                --        --        (4.46)%
      All contract charges                         --            33        $    3,010      0.73%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.70% Class A    $313.42            --                --        --        (5.60)%
      Highest contract charge 1.45% Class A   $212.30            --                --        --        (6.32)%
      All contract charges                         --         1,926        $1,064,158      1.47%          --
2017  Lowest contract charge 0.70% Class A    $332.03            --                --        --        20.20%
      Highest contract charge 1.45% Class A   $226.62            --                --        --        19.29%
      All contract charges                         --         1,974        $1,164,818      1.48%          --
2016  Lowest contract charge 0.70% Class A    $276.23            --                --        --        10.46%
      Highest contract charge 1.45% Class A   $189.97            --                --        --         9.63%
      All contract charges                         --         2,006        $  993,755      1.68%          --
2015  Lowest contract charge 0.70% Class A    $250.07            --                --        --         0.09%
      Highest contract charge 1.45% Class A   $173.28            --                --        --        (0.66)%
      All contract charges                         --         2,050        $  923,739      1.64%          --
2014  Lowest contract charge 0.70% Class A    $249.84            --                --        --        12.19%
      Highest contract charge 1.45% Class A   $174.44            --                --        --        11.34%
      All contract charges                         --         2,097        $  950,100      1.41%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.40% Class B       $189.42            --               --         --        (5.32)%
      Highest contract charge 1.30% Class B      $187.26            --               --         --        (6.16)%
      All contract charges                            --         2,453         $511,486       1.47%          --
2017  Lowest contract charge 0.40% Class B       $200.06            --               --         --        20.56%
      Highest contract charge 1.30% Class B      $199.56            --               --         --        19.48%
      All contract charges                            --         2,120         $468,158       1.48%          --
2016  Lowest contract charge 0.40% Class B       $165.94            --               --         --        10.78%
      Highest contract charge 1.30% Class B      $167.02            --               --         --         9.81%
      All contract charges                            --         1,771         $325,092       1.68%          --
2015  Lowest contract charge 0.40% Class B       $149.79            --               --         --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --               --         --        (0.51)%
      All contract charges                            --         1,478         $245,385       1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --               --         --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --               --         --        11.52%
      All contract charges                            --         1,253         $207,743       1.41%          --
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP(M)
2018  Lowest contract charge 0.50% Class B(k)    $202.87            --               --         --       (11.15)%
      Highest contract charge 1.45% Class B(k)   $165.48            --               --         --       (11.32)%
      All contract charges                            --         1,970         $393,731       0.25%          --
EQ/FRANKLIN RISING DIVIDENDS
2018  Lowest contract charge 1.20% Class B(k)    $ 92.54            --               --         --        (7.49)%
      Highest contract charge 1.25% Class B(k)   $ 92.53            --               --         --        (7.50)%
      All contract charges                            --            15         $  1,341       0.49%          --
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 0.50% Class B       $126.82            --               --         --        (2.12)%
      Highest contract charge 1.45% Class B      $111.69            --               --         --        (3.06)%
      All contract charges                            --           430         $ 49,636       1.31%          --
2017  Lowest contract charge 0.50% Class B       $129.57            --               --         --         4.13%
      Highest contract charge 1.45% Class B      $115.22            --               --         --         3.14%
      All contract charges                            --           453         $ 53,888       0.04%          --
2016  Lowest contract charge 0.50% Class B       $124.43            --               --         --         0.18%
      Highest contract charge 1.45% Class B      $111.71            --               --         --        (0.78)%
      All contract charges                            --           473         $ 54,198       1.80%          --
2015  Lowest contract charge 0.50% Class B       $124.21            --               --         --        (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --               --         --        (5.20)%
      All contract charges                            --           516         $ 59,622       0.04%          --
2014  Lowest contract charge 0.50% Class B       $129.77            --               --         --         0.39%
      Highest contract charge 1.45% Class B      $118.76            --               --         --        (0.58)%
      All contract charges                            --           573         $ 69,454       0.66%          --
EQ/GOLDMAN SACHS MID CAP VALUE(N)
2018  Lowest contract charge 0.50% Class B(k)    $174.69            --               --         --        (8.78)%
      Highest contract charge 1.34% Class B(k)   $140.96            --               --         --        (8.93)%
      All contract charges                            --           334         $ 50,408       0.23%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.70% Class A       $163.97            --               --         --         0.12%
      Highest contract charge 1.45% Class A      $134.90            --               --         --        (0.64)%
      All contract charges                            --           231         $ 38,429       1.26%          --
2017  Lowest contract charge 0.70% Class A       $163.77            --               --         --        (0.36)%
      Highest contract charge 1.45% Class A      $135.77            --               --         --        (1.11)%
      All contract charges                            --           242         $ 40,567       0.82%          --
2016  Lowest contract charge 0.70% Class A       $164.36            --               --         --        (0.25)%
      Highest contract charge 1.45% Class A      $137.29            --               --         --        (1.00)%
      All contract charges                            --           257         $ 43,502       0.66%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2015  Lowest contract charge 0.70% Class A      $164.77            --               --         --        (0.28)%
      Highest contract charge 1.45% Class A     $138.68            --               --         --        (1.03)%
      All contract charges                           --           275         $ 46,641       0.58%          --
2014  Lowest contract charge 0.70% Class A      $165.23            --               --         --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --               --         --         0.06%
      All contract charges                           --           295         $ 50,548       0.39%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.00% Class B      $100.80            --               --         --         0.84%
      Highest contract charge 1.30% Class B     $104.86            --               --         --        (0.47)%
      All contract charges                           --            92         $ 11,549       1.26%          --
2017  Lowest contract charge 0.00% Class B(e)   $ 99.96            --               --         --         0.34%
      Highest contract charge 1.30% Class B     $105.36            --               --         --        (0.95)%
      All contract charges                           --           103         $ 12,918       0.82%          --
2016  Lowest contract charge 0.00% Class B      $100.70            --               --         --         0.45%
      Highest contract charge 1.30% Class B     $106.37            --               --         --        (0.84)%
      All contract charges                           --           113         $ 14,492       0.66%          --
2015  Lowest contract charge 0.00% Class B(d)   $100.25            --               --         --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --               --         --        (0.86)%
      All contract charges                           --           104         $ 13,778       0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --               --         --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --               --         --         0.22%
      All contract charges                           --           117         $ 15,511       0.39%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.70% Class A      $138.54            --               --         --       (15.77)%
      Highest contract charge 1.45% Class A     $105.73            --               --         --       (16.41)%
      All contract charges                           --         2,109         $289,084       2.37%          --
2017  Lowest contract charge 0.70% Class A      $164.47            --               --         --        22.36%
      Highest contract charge 1.45% Class A     $126.48            --               --         --        21.44%
      All contract charges                           --         2,219         $363,221       2.63%          --
2016  Lowest contract charge 0.70% Class A      $134.41            --               --         --         1.48%
      Highest contract charge 1.45% Class A     $104.15            --               --         --         0.72%
      All contract charges                           --         2,321         $312,628       2.70%          --
2015  Lowest contract charge 0.70% Class A      $132.45            --               --         --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --               --         --        (3.55)%
      All contract charges                           --         2,442         $325,879       2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --               --         --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --               --         --        (8.25)%
      All contract charges                           --         2,554         $352,788       2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.40% Class B      $126.79            --               --         --       (15.51)%
      Highest contract charge 1.30% Class B     $ 80.46            --               --         --       (16.27)%
      All contract charges                           --           291         $ 29,840       2.37%          --
2017  Lowest contract charge 0.40% Class B      $150.07            --               --         --        22.74%
      Highest contract charge 1.30% Class B     $ 96.10            --               --         --        21.65%
      All contract charges                           --           305         $ 37,039       2.63%          --
2016  Lowest contract charge 0.40% Class B      $122.27            --               --         --         1.78%
      Highest contract charge 1.30% Class B     $ 79.00            --               --         --         0.88%
      All contract charges                           --           321         $ 32,071       2.70%          --
2015  Lowest contract charge 0.40% Class B      $120.13            --               --         --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --               --         --        (3.39)%
      All contract charges                           --           360         $ 35,412       2.31%          --
2014  Lowest contract charge 0.40% Class B      $123.24            --               --         --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --               --         --        (8.10)%
      All contract charges                           --           369         $ 37,872       2.95%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 0.50% Class B       $201.23            --               --         --       (12.84)%
      Highest contract charge 1.45% Class B      $176.50            --               --         --       (13.67)%
      All contract charges                            --           595         $107,350       1.52%          --
2017  Lowest contract charge 0.50% Class B       $230.87            --               --         --        17.40%
      Highest contract charge 1.45% Class B      $204.45            --               --         --        16.27%
      All contract charges                            --           617         $128,355       0.78%          --
2016  Lowest contract charge 0.50% Class B       $196.66            --               --         --        16.79%
      Highest contract charge 1.45% Class B      $175.84            --               --         --        15.68%
      All contract charges                            --           661         $117,507       2.49%          --
2015  Lowest contract charge 0.50% Class B       $168.39            --               --         --        (6.66)%
      Highest contract charge 1.45% Class B      $152.01            --               --         --        (7.55)%
      All contract charges                            --           718         $109,963       2.11%          --
2014  Lowest contract charge 0.50% Class B       $180.41            --               --         --         8.37%
      Highest contract charge 1.45% Class B      $164.43            --               --         --         7.34%
      All contract charges                            --           763         $125,870       1.98%          --
EQ/INVESCO GLOBAL REAL ESTATE(O)
2018  Lowest contract charge 0.50% Class B(k)    $157.65            --               --         --        (0.84)%
      Highest contract charge 1.45% Class B(k)   $125.19            --               --         --        (1.03)%
      All contract charges                            --           578         $ 85,440       0.55%          --
EQ/INVESCO INTERNATIONAL GROWTH(P)
2018  Lowest contract charge 0.50% Class B(k)    $136.05            --               --         --        (5.11)%
      Highest contract charge 1.45% Class B(k)   $108.36            --               --         --        (5.29)%
      All contract charges                            --           617         $ 74,537       0.21%          --
EQ/IVY ENERGY(Q)
2018  Lowest contract charge 0.40% Class B(k)    $ 67.40            --               --         --       (31.53)%
      Highest contract charge 1.45% Class B(k)   $ 54.70            --               --         --       (31.67)%
      All contract charges                            --           540         $ 37,658       0.11%          --
EQ/IVY MID CAP GROWTH(R)
2018  Lowest contract charge 0.50% Class B(k)    $175.60            --               --         --        (9.43)%
      Highest contract charge 1.45% Class B(k)   $163.19            --               --         --        (9.60)%
      All contract charges                            --           901         $149,489       0.01%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 0.40% Class B       $187.54            --               --         --       (15.74)%
      Highest contract charge 1.45% Class B      $187.28            --               --         --       (16.63)%
      All contract charges                            --           685         $146,637       1.09%          --
2017  Lowest contract charge 0.40% Class B       $222.58            --               --         --        17.25%
      Highest contract charge 1.45% Class B      $224.65            --               --         --        16.01%
      All contract charges                            --           554         $143,271       0.95%          --
2016  Lowest contract charge 0.40% Class B       $189.84            --               --         --        21.05%
      Highest contract charge 1.45% Class B      $193.64            --               --         --        19.77%
      All contract charges                            --           406         $ 92,188       1.07%          --
2015  Lowest contract charge 0.40% Class B       $156.83            --               --         --        (2.67)%
      Highest contract charge 1.45% Class B      $161.67            --               --         --        (3.70)%
      All contract charges                            --           361         $ 69,659       0.71%          --
2014  Lowest contract charge 0.40% Class B       $161.14            --               --         --        13.92%
      Highest contract charge 1.45% Class B      $167.88            --               --         --        12.72%
      All contract charges                            --           326         $ 66,253       1.07%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 0.50% Class B       $175.78            --               --         --        (2.75)%
      Highest contract charge 1.45% Class B      $162.14            --               --         --        (3.68)%
      All contract charges                            --         1,656         $281,313       0.65%          --
2017  Lowest contract charge 0.50% Class B       $180.75            --               --         --        28.57%
      Highest contract charge 1.45% Class B      $168.34            --               --         --        27.36%
      All contract charges                            --         1,636         $287,433       0.79%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2016  Lowest contract charge 0.50% Class B       $140.58            --               --         --         5.82%
      Highest contract charge 1.45% Class B      $132.18            --               --         --         4.80%
      All contract charges                            --         1,558         $214,005       1.04%          --
2015  Lowest contract charge 0.50% Class B       $132.85            --               --         --         4.34%
      Highest contract charge 1.45% Class B      $126.12            --               --         --         3.34%
      All contract charges                            --         1,518         $198,419       0.88%          --
2014  Lowest contract charge 0.50% Class B       $127.32            --               --         --        11.67%
      Highest contract charge 1.45% Class B      $122.04            --               --         --        10.61%
      All contract charges                            --         1,489         $187,443       0.94%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 0.50% Class B       $117.16            --               --         --        (9.35)%
      Highest contract charge 1.45% Class B      $103.18            --               --         --       (10.22)%
      All contract charges                            --           812         $ 85,581       2.12%          --
2017  Lowest contract charge 0.50% Class B       $129.25            --               --         --        12.44%
      Highest contract charge 1.45% Class B      $114.93            --               --         --        11.37%
      All contract charges                            --           771         $ 90,359       1.89%          --
2016  Lowest contract charge 0.50% Class B       $114.95            --               --         --        15.89%
      Highest contract charge 1.45% Class B      $103.20            --               --         --        14.79%
      All contract charges                            --           748         $ 78,417       2.12%          --
2015  Lowest contract charge 0.50% Class B       $ 99.19            --               --         --        (4.91)%
      Highest contract charge 1.45% Class B      $ 89.90            --               --         --        (5.81)%
      All contract charges                            --           697         $ 63,565       1.94%          --
2014  Lowest contract charge 0.50% Class B       $104.31            --               --         --        12.06%
      Highest contract charge 1.45% Class B      $ 95.45            --               --         --        10.99%
      All contract charges                            --           660         $ 63,828       1.63%          --
EQ/LAZARD EMERGING MARKETS EQUITY(S)
2018  Lowest contract charge 0.50% Class B(k)    $103.76            --               --         --        (1.46)%
      Highest contract charge 1.45% Class B(k)   $ 85.91            --               --         --        (1.64)%
      All contract charges                            --         2,127         $207,732       0.18%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 0.40% Class B       $139.77            --               --         --        (9.73)%
      Highest contract charge 1.45% Class B      $184.43            --               --         --       (10.69)%
      All contract charges                            --           798         $149,378       0.92%          --
2017  Lowest contract charge 0.40% Class B       $154.84            --               --         --        31.53%
      Highest contract charge 1.45% Class B      $206.51            --               --         --        30.15%
      All contract charges                            --           732         $152,179       0.86%          --
2016  Lowest contract charge 0.40% Class B       $117.72            --               --         --         1.57%
      Highest contract charge 1.45% Class B      $158.67            --               --         --         0.50%
      All contract charges                            --           657         $104,466       1.02%          --
2015  Lowest contract charge 0.40% Class B       $115.90            --               --         --        (0.21)%
      Highest contract charge 1.45% Class B      $157.88            --               --         --        (1.26)%
      All contract charges                            --           619         $ 97,843       0.60%          --
2014  Lowest contract charge 0.40% Class B       $116.14            --               --         --        (5.38)%
      Highest contract charge 1.45% Class B      $159.89            --               --         --        (6.38)%
      All contract charges                            --           589         $ 93,805       0.95%          --
EQ/MFS INTERNATIONAL VALUE(T)
2018  Lowest contract charge 0.00% Class B(k)    $120.58            --               --         --        (4.37)%
      Highest contract charge 1.45% Class B(k)   $155.64            --               --         --        (4.64)%
      All contract charges                            --         2,493         $454,316       0.00%          --
EQ/MFS TECHNOLOGY(U)
2018  Lowest contract charge 0.50% Class B(k)    $332.61            --               --         --       (11.05)%
      Highest contract charge 1.45% Class B(k)   $239.62            --               --         --       (11.22)%
      All contract charges                            --           497         $155,095       0.00%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/MFS UTILITIES SERIES(V)
2018  Lowest contract charge 0.40% Class B(k)    $150.30            --               --         --        (2.73)%
      Highest contract charge 1.45% Class B(k)   $143.43            --               --         --        (2.93)%
      All contract charges                            --           615         $109,805       0.50%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 0.40% Class B       $176.10            --               --         --       (12.05)%
      Highest contract charge 1.45% Class B      $197.41            --               --         --       (12.98)%
      All contract charges                            --         3,000         $597,178       1.10%          --
2017  Lowest contract charge 0.40% Class B       $200.22            --               --         --        15.02%
      Highest contract charge 1.45% Class B      $226.86            --               --         --        13.81%
      All contract charges                            --         2,944         $671,402       0.95%          --
2016  Lowest contract charge 0.40% Class B       $174.07            --               --         --        19.43%
      Highest contract charge 1.45% Class B      $199.33            --               --         --        18.18%
      All contract charges                            --         2,809         $562,440       1.13%          --
2015  Lowest contract charge 0.40% Class B       $145.75            --               --         --        (3.25)%
      Highest contract charge 1.45% Class B      $168.67            --               --         --        (4.27)%
      All contract charges                            --         2,667         $453,031       0.87%          --
2014  Lowest contract charge 0.40% Class B       $150.64            --               --         --         8.55%
      Highest contract charge 1.45% Class B      $176.19            --               --         --         7.41%
      All contract charges                            --         2,613         $463,057       0.81%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class A       $  1.02            --               --         --         2.00%
      Highest contract charge 1.45% Class A      $107.46            --               --         --        (0.20)%
      All contract charges                            --         1,455         $ 40,146       1.26%          --
2017  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $107.68            --               --         --        (1.05)%
      All contract charges                            --         1,454         $ 38,911       0.39%          --
2016  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $108.82            --               --         --        (1.45)%
      All contract charges                            --         1,443         $ 42,564       0.00%          --
2015  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $110.42            --               --         --        (1.45)%
      All contract charges                            --         1,266         $ 43,701       0.00%          --
2014  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --%
      Highest contract charge 1.45% Class A      $112.04            --               --         --        (1.45)%
      All contract charges                            --         1,244         $ 46,904       0.00%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class B       $  1.02            --               --         --         2.00%
      Highest contract charge 1.30% Class B      $ 93.62            --               --         --        (0.04)%
      All contract charges                            --         9,274         $ 33,488       1.26%          --
2017  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 93.66            --               --         --        (0.88)%
      All contract charges                            --         8,987         $ 30,193       0.39%          --
2016  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 94.49            --               --         --        (1.28)%
      All contract charges                            --         8,365         $ 33,504       0.00%          --
2015  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 95.72            --               --         --        (1.29)%
      All contract charges                            --         4,538         $ 28,080       0.00%          --
2014  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 96.97            --               --         --        (1.28)%
      All contract charges                            --         3,275         $ 27,356       0.00%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 0.50% Class B       $179.49            --               --         --       (13.90)%
      Highest contract charge 1.45% Class B      $159.48            --               --         --       (14.73)%
      All contract charges                            --         1,036         $167,841       0.38%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $208.47           --                --         --       34.94%
      Highest contract charge 1.45% Class B   $187.03           --                --         --       33.66%
      All contract charges                         --          941          $177,865       0.59%         --
2016  Lowest contract charge 0.50% Class B    $154.49           --                --         --       (0.46)%
      Highest contract charge 1.45% Class B   $139.93           --                --         --       (1.41)%
      All contract charges                         --          875          $123,212       0.84%         --
2015  Lowest contract charge 0.50% Class B    $155.20           --                --         --        2.66%
      Highest contract charge 1.45% Class B   $141.93           --                --         --        1.68%
      All contract charges                         --          852          $121,243       0.28%         --
2014  Lowest contract charge 0.50% Class B    $151.18           --                --         --        1.29%
      Highest contract charge 1.45% Class B   $139.58           --                --         --        0.32%
      All contract charges                         --          729          $101,760       0.53%         --
EQ/PIMCO GLOBAL REAL RETURN(J)
2018  Lowest contract charge 0.50% Class B    $104.93           --                --         --       (1.85)%
      Highest contract charge 1.45% Class B   $ 99.39           --                --         --       (2.81)%
      All contract charges                         --          381          $ 38,575       2.57%         --
2017  Lowest contract charge 0.50% Class B    $106.91           --                --         --        2.38%
      Highest contract charge 1.45% Class B   $102.26           --                --         --        1.42%
      All contract charges                         --          339          $ 35,233       1.39%         --
2016  Lowest contract charge 0.50% Class B    $104.42           --                --         --        9.78%
      Highest contract charge 1.45% Class B   $100.83           --                --         --        8.72%
      All contract charges                         --          245          $ 24,965       5.89%         --
2015  Lowest contract charge 0.50% Class B    $ 95.12           --                --         --       (2.85)%
      Highest contract charge 1.45% Class B   $ 92.74           --                --         --       (3.78)%
      All contract charges                         --          184          $ 17,168       1.51%         --
2014  Lowest contract charge 0.50% Class B    $ 97.91           --                --         --        7.32%
      Highest contract charge 1.45% Class B   $ 96.38           --                --         --        6.31%
      All contract charges                         --           96          $  9,392       7.98%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.10% Class A    $ 97.46           --                --         --       (0.16)%
      Highest contract charge 1.10% Class A   $ 97.46           --                --         --       (0.16)%
      All contract charges                         --            1          $    106       1.94%         --
2017  Lowest contract charge 1.10% Class A    $ 97.62           --                --         --        0.77%
      Highest contract charge 1.10% Class A   $ 97.62           --                --         --        0.77%
      All contract charges                         --            1          $    107       1.25%         --
2016  Lowest contract charge 1.10% Class A    $ 96.87           --                --         --        0.87%
      Highest contract charge 1.10% Class A   $ 96.87           --                --         --        0.87%
      All contract charges                         --            1          $    106       0.98%         --
2015  Lowest contract charge 1.10% Class A    $ 96.03           --                --         --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03           --                --         --       (1.38)%
      All contract charges                         --            1          $    105       0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37           --                --         --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37           --                --         --       (1.19)%
      All contract charges                         --            2          $    152       0.37%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 0.50% Class B    $116.02           --                --         --        0.45%
      Highest contract charge 1.45% Class B   $101.76           --                --         --       (0.52)%
      All contract charges                         --          743          $ 77,992       1.94%         --
2017  Lowest contract charge 0.50% Class B    $115.50           --                --         --        1.38%
      Highest contract charge 1.45% Class B   $102.29           --                --         --        0.42%
      All contract charges                         --          767          $ 80,773       1.25%         --
2016  Lowest contract charge 0.50% Class B    $113.93           --                --         --        1.49%
      Highest contract charge 1.45% Class B   $101.86           --                --         --        0.51%
      All contract charges                         --          798          $ 83,638       0.98%         --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $112.26            --               --         --        (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --               --         --        (1.73)%
      All contract charges                         --           857         $ 88,975       0.46%          --
2014  Lowest contract charge 0.50% Class B    $113.14            --               --         --        (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --               --         --        (1.54)%
      All contract charges                         --           932         $ 98,360       0.37%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.70% Class A    $167.79            --               --         --        (0.59)%
      Highest contract charge 1.45% Class A   $135.99            --               --         --        (1.34)%
      All contract charges                         --           316         $ 55,139       1.68%          --
2017  Lowest contract charge 0.70% Class A    $168.78            --               --         --         0.69%
      Highest contract charge 1.45% Class A   $137.84            --               --         --        (0.07)%
      All contract charges                         --           335         $ 59,351       1.17%          --
2016  Lowest contract charge 0.70% Class A    $167.63            --               --         --         0.47%
      Highest contract charge 1.45% Class A   $137.94            --               --         --        (0.29)%
      All contract charges                         --           358         $ 63,477       1.12%          --
2015  Lowest contract charge 0.70% Class A    $166.85            --               --         --        (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --               --         --        (1.23)%
      All contract charges                         --           391         $ 69,213       1.05%          --
2014  Lowest contract charge 0.70% Class A    $167.65            --               --         --         2.18%
      Highest contract charge 1.45% Class A   $140.06            --               --         --         1.40%
      All contract charges                         --           429         $ 76,711       0.97%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.50% Class B    $149.67            --               --         --        (0.39)%
      Highest contract charge 1.30% Class B   $101.98            --               --         --        (1.17)%
      All contract charges                         --           138         $ 18,720       1.68%          --
2017  Lowest contract charge 0.50% Class B    $150.25            --               --         --         0.89%
      Highest contract charge 1.30% Class B   $103.19            --               --         --         0.09%
      All contract charges                         --           146         $ 20,008       1.17%          --
2016  Lowest contract charge 0.50% Class B    $148.93            --               --         --         0.67%
      Highest contract charge 1.30% Class B   $103.10            --               --         --        (0.13)%
      All contract charges                         --           153         $ 20,936       1.12%          --
2015  Lowest contract charge 0.50% Class B    $147.94            --               --         --        (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --               --         --        (1.06)%
      All contract charges                         --           159         $ 21,910       1.05%          --
2014  Lowest contract charge 0.50% Class B    $148.34            --               --         --         2.39%
      Highest contract charge 1.30% Class B   $104.34            --               --         --         1.58%
      All contract charges                         --           169         $ 23,285       0.97%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 0.40% Class B    $171.49            --               --         --       (11.67)%
      Highest contract charge 1.45% Class B   $259.06            --               --         --       (12.60)%
      All contract charges                         --         1,080         $273,883       0.96%          --
2017  Lowest contract charge 0.40% Class B    $194.15            --               --         --        13.56%
      Highest contract charge 1.45% Class B   $296.42            --               --         --        12.36%
      All contract charges                         --         1,080         $312,612       1.07%          --
2016  Lowest contract charge 0.40% Class B    $170.97            --               --         --        20.05%
      Highest contract charge 1.45% Class B   $263.81            --               --         --        18.79%
      All contract charges                         --         1,078         $277,464       1.16%          --
2015  Lowest contract charge 0.40% Class B    $142.42            --               --         --        (4.95)%
      Highest contract charge 1.45% Class B   $222.09            --               --         --        (5.95)%
      All contract charges                         --         1,085         $235,560       0.91%          --
2014  Lowest contract charge 0.40% Class B    $149.84            --               --         --         4.43%
      Highest contract charge 1.45% Class B   $236.15            --               --         --         3.33%
      All contract charges                         --         1,091         $251,678       0.78%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 0.40% Class B            $217.50            --               --         --        (2.01)%
      Highest contract charge 1.45% Class B           $238.36            --               --         --        (3.05)%
      All contract charges                                 --         2,636         $638,686       0.00%          --
2017  Lowest contract charge 0.40% Class B            $221.97            --               --         --        32.84%
      Highest contract charge 1.45% Class B           $245.86            --               --         --        31.44%
      All contract charges                                 --         2,437         $606,687       0.00%          --
2016  Lowest contract charge 0.40% Class B            $167.10            --               --         --         0.94%
      Highest contract charge 1.45% Class B           $187.05            --               --         --        (0.13)%
      All contract charges                                 --         2,262         $427,483       0.00%          --
2015  Lowest contract charge 0.40% Class B            $165.55            --               --         --         9.78%
      Highest contract charge 1.45% Class B           $187.29            --               --         --         8.62%
      All contract charges                                 --         2,171         $409,319       0.00%          --
2014  Lowest contract charge 0.40% Class B            $150.80            --               --         --         8.21%
      Highest contract charge 1.45% Class B           $172.42            --               --         --         7.07%
      All contract charges                                 --         1,944         $337,268       0.00%          --
EQ/UBS GROWTH & INCOME
2018  Lowest contract charge 0.50% Class B            $223.72            --               --         --       (13.85)%
      Highest contract charge 1.45% Class B           $195.18            --               --         --       (14.68)%
      All contract charges                                 --           186         $ 33,725       0.34%          --
2017  Lowest contract charge 0.50% Class B            $259.69            --               --         --        20.67%
      Highest contract charge 1.35% Class B           $231.85            --               --         --        19.65%
      All contract charges                                 --           196         $ 42,336       0.29%          --
2016  Lowest contract charge 0.50% Class B            $215.20            --               --         --         9.59%
      Highest contract charge 1.35% Class B           $193.78            --               --         --         8.66%
      All contract charges                                 --           188         $ 34,163       0.82%          --
2015  Lowest contract charge 0.50% Class B            $196.36            --               --         --        (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --               --         --        (2.75)%
      All contract charges                                 --           204         $ 34,304       0.59%          --
2014  Lowest contract charge 0.50% Class B            $200.20            --               --         --        13.87%
      Highest contract charge 1.34% Class B           $183.58            --               --         --        12.92%
      All contract charges                                 --           179         $ 31,660       0.66%          --
FIDELITY(R)/ /VIP EQUITY-INCOME PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $188.08            --               --         --        (9.00)%
      Highest contract charge 1.20% Service Class 2   $176.88            --               --         --        (9.64)%
      All contract charges                                 --            69         $ 12,307       2.13%          --
2017  Lowest contract charge 0.50% Service Class 2    $206.67            --               --         --        12.09%
      Highest contract charge 1.20% Service Class 2   $195.75            --               --         --        11.30%
      All contract charges                                 --            64         $ 12,640       1.57%          --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --        17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --               --         --        16.30%
      All contract charges                                 --            58         $ 10,325       2.37%          --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --               --         --        (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --               --         --        (5.39)%
      All contract charges                                 --            50         $  7,681       3.28%          --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --               --         --         7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --               --         --         7.18%
      All contract charges                                 --            39         $  6,454       3.19%          --
FIDELITY(R)/ /VIP MID CAP PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $180.58            --               --         --       (15.20)%
      Highest contract charge 1.20% Service Class 2   $169.82            --               --         --       (15.80)%
      All contract charges                                 --           304         $ 51,722       0.41%          --
2017  Lowest contract charge 0.50% Service Class 2    $212.94            --               --         --        19.93%
      Highest contract charge 1.20% Service Class 2   $201.69            --               --         --        19.10%
      All contract charges                                 --           269         $ 54,048       0.51%          --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R)/ /VIP MID CAP PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --               --          --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --               --          --        10.58%
      All contract charges                                 --          234          $39,627        0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --               --          --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --               --          --        (2.81)%
      All contract charges                                 --          191          $29,387        0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --               --          --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --               --          --         4.76%
      All contract charges                                 --          148          $23,272        0.02%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2018  Lowest contract charge 0.00% Series II          $113.28           --               --          --        (7.81)%
      Highest contract charge 1.20% Series II         $168.59           --               --          --        (8.93)%
      All contract charges                                 --          288          $48,181        2.25%          --
2017  Lowest contract charge 0.00% Series II(e)       $122.88           --               --          --         8.35%
      Highest contract charge 1.20% Series II         $185.12           --               --          --         7.05%
      All contract charges                                 --          248          $45,760        1.63%          --
2016  Lowest contract charge 0.00% Series II          $112.48           --               --          --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --               --          --        13.17%
      All contract charges                                 --          166          $28,770        1.35%          --
2015  Lowest contract charge 0.00% Series II(d)       $ 98.20           --               --          --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --               --          --         0.60%
      All contract charges                                 --           78          $12,046        1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --               --          --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --               --          --        11.18%
      All contract charges                                 --           46          $ 7,141        1.73%          --
INVESCO V.I. HIGH YIELD FUND
2018  Lowest contract charge 0.50% Series II          $128.15           --               --          --        (4.09)%
      Highest contract charge 1.45% Series II         $119.09           --               --          --        (5.01)%
      All contract charges                                 --          334          $40,326        4.92%          --
2017  Lowest contract charge 0.50% Series II          $133.61           --               --          --         5.60%
      Highest contract charge 1.45% Series II         $125.37           --               --          --         4.59%
      All contract charges                                 --          324          $41,199        4.01%          --
2016  Lowest contract charge 0.50% Series I           $126.53           --               --          --        10.28%
      Highest contract charge 1.45% Series I          $119.87           --               --          --         9.22%
      All contract charges                                 --          280          $34,051        4.11%          --
2015  Lowest contract charge 0.50% Series I           $114.74           --               --          --        (3.85)%
      Highest contract charge 1.45% Series I          $109.75           --               --          --        (4.76)%
      All contract charges                                 --          255          $28,355        5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --               --          --         1.08%
      Highest contract charge 1.45% Series II         $115.24           --               --          --         0.10%
      All contract charges                                 --          209          $24,316        4.77%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2018  Lowest contract charge 0.50% Series II          $152.94           --               --          --       (12.04)%
      Highest contract charge 1.45% Series II         $124.92           --               --          --       (12.89)%
      All contract charges                                 --          131          $19,811        0.11%          --
2017  Lowest contract charge 0.50% Series II          $173.88           --               --          --        14.08%
      Highest contract charge 1.45% Series II         $143.40           --               --          --        12.99%
      All contract charges                                 --          128          $22,182        0.32%          --
2016  Lowest contract charge 0.50% Series II          $152.42           --               --          --        12.60%
      Highest contract charge 1.45% Series II         $126.91           --               --          --        11.53%
      All contract charges                                 --          119          $18,351        0.00%          --
2015  Lowest contract charge 0.50% Series II          $135.37           --               --          --        (4.76)%
      Highest contract charge 1.45% Series II         $113.79           --               --          --        (5.67)%
      All contract charges                                 --          107          $14,794        0.11%          --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
2014  Lowest contract charge 0.50% Series II        $142.13            --               --         --         3.65%
      Highest contract charge 1.45% Series II       $120.63            --               --         --         2.66%
      All contract charges                               --            99         $ 14,583       0.00%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2018  Lowest contract charge 0.50% Series II        $167.69            --               --         --       (15.70)%
      Highest contract charge 1.34% Series II       $178.52            --               --         --       (16.42)%
      All contract charges                               --            52         $  8,833       0.00%          --
2017  Lowest contract charge 0.50% Series II        $198.91            --               --         --        13.16%
      Highest contract charge 1.34% Series II       $213.58            --               --         --        12.20%
      All contract charges                               --            53         $ 10,641       0.00%          --
2016  Lowest contract charge 0.50% Series II        $175.78            --               --         --        11.28%
      Highest contract charge 1.34% Series II       $190.35            --               --         --        10.35%
      All contract charges                               --            53         $  9,535       0.00%          --
2015  Lowest contract charge 0.50% Series II        $157.96            --               --         --        (6.21)%
      Highest contract charge 1.34% Series II       $172.50            --               --         --        (7.00)%
      All contract charges                               --            52         $  8,732       0.00%          --
2014  Lowest contract charge 0.50% Series II        $168.42            --               --         --         1.57%
      Highest contract charge 1.34% Series II       $185.49            --               --         --         0.72%
      All contract charges                               --            44         $  7,886       0.00%          --
IVY VIP HIGH INCOME
2018  Lowest contract charge 0.50% Class II         $163.23            --               --         --        (2.61)%
      Highest contract charge 1.45% Class II        $134.40            --               --         --        (3.55)%
      All contract charges                               --         1,541         $237,179       6.26%          --
2017  Lowest contract charge 0.50% Class II         $167.60            --               --         --         6.15%
      Highest contract charge 1.45% Class II        $139.34            --               --         --         5.14%
      All contract charges                               --         1,452         $231,112       5.42%          --
2016  Lowest contract charge 0.50% Class II         $157.89            --               --         --        15.60%
      Highest contract charge 1.45% Class II        $132.53            --               --         --        14.51%
      All contract charges                               --         1,293         $195,046       7.20%          --
2015  Lowest contract charge 0.50% Class I          $136.58            --               --         --        (6.97)%
      Highest contract charge 1.45% Class I         $115.74            --               --         --        (7.86)%
      All contract charges                               --         1,240         $162,881       6.09%          --
2014  Lowest contract charge 0.50% Class I          $146.81            --               --         --         1.40%
      Highest contract charge 1.45% Class II        $125.61            --               --         --         0.42%
      All contract charges                               --         1,158         $164,863       4.70%          --
IVY VIP SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class II         $184.22            --               --         --        (4.59)%
      Highest contract charge 1.34% Class II        $136.45            --               --         --        (5.41)%
      All contract charges                               --           200         $ 30,759       0.36%          --
2017  Lowest contract charge 0.50% Class II         $193.09            --               --         --        22.50%
      Highest contract charge 1.34% Class II        $144.25            --               --         --        21.47%
      All contract charges                               --           160         $ 25,839       0.00%          --
2016  Lowest contract charge 0.50% Class II         $157.62            --               --         --         2.40%
      Highest contract charge 1.34% Class II        $118.75            --               --         --         1.54%
      All contract charges                               --           149         $ 19,347       0.00%          --
2015  Lowest contract charge 0.50% Class II         $153.92            --               --         --         1.37%
      Highest contract charge 1.45% Class II        $116.35            --               --         --         0.41%
      All contract charges                               --           158         $ 19,869       0.00%          --
2014  Lowest contract charge 0.50% Class II         $151.84            --               --         --         1.09%
      Highest contract charge 1.45% Class II        $115.88            --               --         --         0.12%
      All contract charges                               --            83         $ 10,910       0.00%          --
MFS(R)/ /INVESTORS TRUST SERIES
2018  Lowest contract charge 0.50% Service Class    $208.90            --               --         --        (6.18)%
      Highest contract charge 1.34% Service Class   $219.04            --               --         --        (6.98)%
      All contract charges                               --            80         $ 16,778       0.45%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
MFS(R)/ /INVESTORS TRUST SERIES (CONTINUED)
2017    Lowest contract charge 0.50% Service Class        $222.67            --               --         --       22.41%
        Highest contract charge 1.34% Service Class       $235.47            --               --         --       21.38%
        All contract charges                                   --            78         $ 17,704       0.56%         --
2016    Lowest contract charge 0.50% Service Class        $181.90            --               --         --        7.78%
        Highest contract charge 1.34% Service Class       $193.99            --               --         --        6.87%
        All contract charges                                   --            72         $ 13,353       0.58%         --
2015    Lowest contract charge 0.50% Service Class        $168.77            --               --         --       (0.55)%
        Highest contract charge 1.34% Service Class       $181.52            --               --         --       (1.39)%
        All contract charges                                   --            68         $ 12,058       0.68%         --
2014    Lowest contract charge 0.50% Service Class        $169.70            --               --         --       10.16%
        Highest contract charge 1.34% Service Class       $184.08            --               --         --        9.23%
        All contract charges                                   --            68         $ 12,152       0.78%         --
MFS(R)/ /MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2018    Lowest contract charge 0.50% Service Class        $263.30            --               --         --        0.07%
        Highest contract charge 1.34% Service Class       $245.35            --               --         --       (0.78)%
        All contract charges                                   --            73         $ 18,288       0.34%         --
2017    Lowest contract charge 0.50% Service Class        $263.11            --               --         --       27.46%
        Highest contract charge 1.34% Service Class       $247.28            --               --         --       26.39%
        All contract charges                                   --            69         $ 17,383       0.42%         --
2016    Lowest contract charge 0.50% Service Class        $206.42            --               --         --        5.31%
        Highest contract charge 1.34% Service Class       $195.65            --               --         --        4.43%
        All contract charges                                   --            69         $ 13,609       0.40%         --
2015    Lowest contract charge 0.50% Service Class(b)     $196.01            --               --         --       (2.00)%
        Highest contract charge 1.34% Service Class(b)    $187.35            --               --         --       (2.64)%
        All contract charges                                   --            55         $ 10,568       0.46%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.70% Class A              $176.49            --               --         --       (0.91)%
        Highest contract charge 1.45% Class A             $145.49            --               --         --       (1.67)%
        All contract charges                                   --         3,245         $563,402       0.13%         --
2017    Lowest contract charge 0.70% Class A              $178.11            --               --         --       29.44%
        Highest contract charge 1.45% Class A             $147.96            --               --         --       28.47%
        All contract charges                                   --         3,579         $628,070       0.15%         --
2016    Lowest contract charge 0.70% Class A              $137.60            --               --         --        2.72%
        Highest contract charge 1.45% Class A             $115.17            --               --         --        1.95%
        All contract charges                                   --         3,933         $533,772       0.53%         --
2015    Lowest contract charge 0.70% Class A              $133.96            --               --         --        3.26%
        Highest contract charge 1.45% Class A             $112.97            --               --         --        2.48%
        All contract charges                                   --         4,332         $573,539       0.16%         --
2014    Lowest contract charge 0.70% Class A              $129.73            --               --         --        9.89%
        Highest contract charge 1.45% Class A             $110.24            --               --         --        9.06%
        All contract charges                                   --         4,724         $606,822       0.10%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.50% Class B              $163.92            --               --         --       (0.71)%
        Highest contract charge 1.30% Class B             $195.99            --               --         --       (1.50)%
        All contract charges                                   --           166         $ 25,401       0.13%         --
2017    Lowest contract charge 0.50% Class B              $165.10            --               --         --       29.70%
        Highest contract charge 1.30% Class B             $198.98            --               --         --       28.68%
        All contract charges                                   --           166         $ 25,903       0.15%         --
2016    Lowest contract charge 0.50% Class B              $127.29            --               --         --        2.93%
        Highest contract charge 1.30% Class B             $154.63            --               --         --        2.11%
        All contract charges                                   --           179         $ 21,680       0.53%         --
2015    Lowest contract charge 0.50% Class B              $123.67            --               --         --        3.46%
        Highest contract charge 1.30% Class B             $151.43            --               --         --        2.65%
        All contract charges                                   --           203         $ 24,139       0.16%         --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $119.53           --                --         --        10.12%
      Highest contract charge 1.30% Class B   $147.52           --                --         --         9.24%
      All contract charges                         --          222          $ 25,616       0.10%          --
MULTIMANAGER CORE BOND
2018  Lowest contract charge 0.40% Class B    $105.93           --                --         --        (0.80)%
      Highest contract charge 1.45% Class B   $143.38           --                --         --        (1.85)%
      All contract charges                         --          701          $103,441       2.70%          --
2017  Lowest contract charge 0.40% Class B    $106.78           --                --         --         2.58%
      Highest contract charge 1.45% Class B   $146.08           --                --         --         1.51%
      All contract charges                         --          755          $113,109       2.08%          --
2016  Lowest contract charge 0.40% Class B    $104.09           --                --         --         2.23%
      Highest contract charge 1.45% Class B   $143.91           --                --         --         1.16%
      All contract charges                         --          794          $116,522       2.08%          --
2015  Lowest contract charge 0.40% Class B    $101.82           --                --         --        (0.26)%
      Highest contract charge 1.45% Class B   $142.26           --                --         --        (1.32)%
      All contract charges                         --          833          $120,425       1.92%          --
2014  Lowest contract charge 0.40% Class B    $102.09           --                --         --         3.33%
      Highest contract charge 1.45% Class B   $144.17           --                --         --         2.24%
      All contract charges                         --          877          $128,120       2.06%          --
MULTIMANAGER MID CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $239.35           --                --         --        (6.25)%
      Highest contract charge 1.45% Class B   $203.32           --                --         --        (7.15)%
      All contract charges                         --          343          $ 71,852       0.00%          --
2017  Lowest contract charge 0.50% Class B    $255.30           --                --         --        26.03%
      Highest contract charge 1.45% Class B   $218.97           --                --         --        24.83%
      All contract charges                         --          362          $ 81,983       0.00%          --
2016  Lowest contract charge 0.50% Class B    $202.57           --                --         --         6.25%
      Highest contract charge 1.45% Class B   $175.41           --                --         --         5.23%
      All contract charges                         --          386          $ 69,549       0.10%          --
2015  Lowest contract charge 0.50% Class B    $190.66           --                --         --        (2.01)%
      Highest contract charge 1.45% Class B   $166.69           --                --         --        (2.95)%
      All contract charges                         --          426          $ 72,928       0.00%          --
2014  Lowest contract charge 0.50% Class B    $194.58           --                --         --         4.34%
      Highest contract charge 1.45% Class B   $171.76           --                --         --         3.35%
      All contract charges                         --          445          $ 78,682       0.00%          --
MULTIMANAGER MID CAP VALUE
2018  Lowest contract charge 0.40% Class B    $158.84           --                --         --       (13.10)%
      Highest contract charge 1.45% Class B   $204.74           --                --         --       (14.02)%
      All contract charges                         --          213          $ 44,482       0.74%          --
2017  Lowest contract charge 0.40% Class B    $182.79           --                --         --         8.84%
      Highest contract charge 1.45% Class B   $238.13           --                --         --         7.69%
      All contract charges                         --          231          $ 56,322       0.76%          --
2016  Lowest contract charge 0.40% Class B    $167.95           --                --         --        18.61%
      Highest contract charge 1.45% Class B   $221.12           --                --         --        17.35%
      All contract charges                         --          254          $ 57,175       1.03%          --
2015  Lowest contract charge 0.40% Class B    $141.60           --                --         --        (5.93)%
      Highest contract charge 1.45% Class B   $188.42           --                --         --        (6.92)%
      All contract charges                         --          281          $ 53,666       0.67%          --
2014  Lowest contract charge 0.40% Class B    $150.53           --                --         --         4.92%
      Highest contract charge 1.45% Class B   $202.43           --                --         --         3.82%
      All contract charges                         --          314          $ 64,158       0.43%          --
MULTIMANAGER TECHNOLOGY
2018  Lowest contract charge 0.50% Class B    $332.93           --                --         --         1.78%
      Highest contract charge 1.45% Class B   $282.81           --                --         --         0.80%
      All contract charges                         --          656          $191,090       0.15%          --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2017  Lowest contract charge 0.50% Class B            $327.10           --                --          --       38.43%
      Highest contract charge 1.45% Class B           $280.56           --                --          --       37.11%
      All contract charges                                 --          667          $191,981        0.00%         --
2016  Lowest contract charge 0.50% Class B            $236.30           --                --          --        8.40%
      Highest contract charge 1.45% Class B           $204.62           --                --          --        7.37%
      All contract charges                                 --          689          $144,841        0.01%         --
2015  Lowest contract charge 0.50% Class B            $217.98           --                --          --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                --          --        4.75%
      All contract charges                                 --          763          $148,717        0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                --          --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                --          --       11.90%
      All contract charges                                 --          799          $148,438        0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2018  Lowest contract charge 0.50% Service Class      $213.15           --                --          --       (8.56)%
      Highest contract charge 1.20% Service Class     $200.46           --                --          --       (9.21)%
      All contract charges                                 --           31          $  6,321        0.90%         --
2017  Lowest contract charge 0.50% Service Class      $233.11           --                --          --       16.06%
      Highest contract charge 1.20% Service Class     $220.79           --                --          --       15.24%
      All contract charges                                 --           28          $  6,219        1.03%         --
2016  Lowest contract charge 0.50% Service Class      $200.86           --                --          --       10.75%
      Highest contract charge 1.20% Service Class     $191.59           --                --          --        9.96%
      All contract charges                                 --           21          $  4,187        0.85%         --
2015  Lowest contract charge 0.50% Service Class      $181.37           --                --          --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                --          --        1.87%
      All contract charges                                 --           15          $  2,773        0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                --          --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                --          --        9.08%
      All contract charges                                 --           12          $  2,046        0.55%         --
PIMCO COMMODITYREALRETURN(R)/ /STRATEGY PORTFOLIO
2018  Lowest contract charge 0.00% Advisor Class      $ 86.58           --                --          --      (14.20)%
      Highest contract charge 1.20% Advisor Class     $ 56.32           --                --          --      (15.23)%
      All contract charges                                 --          133          $  7,582        1.97%         --
2017  Lowest contract charge 0.00% Advisor Class(e)   $100.91           --                --          --        2.04%
      Highest contract charge 1.20% Advisor Class     $ 66.44           --                --          --        0.82%
      All contract charges                                 --          123          $  8,220       10.91%         --
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --                --          --       14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --                --          --       13.50%
      All contract charges                                 --          106          $  7,011        1.03%         --
2015  Lowest contract charge 0.00% Advisor Class(d)   $ 75.98           --                --          --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                --          --      (26.55)%
      All contract charges                                 --           89          $  5,188        4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                --          --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                --          --      (19.72)%
      All contract charges                                 --           68          $  5,384        0.27%         --
TARGET 2015 ALLOCATION
2018  Lowest contract charge 0.50% Class B            $141.83           --                --          --       (4.79)%
      Highest contract charge 1.34% Class B           $127.77           --                --          --       (5.59)%
      All contract charges                                 --          125          $ 16,254        1.55%         --
2017  Lowest contract charge 0.50% Class B            $148.96           --                --          --       10.75%
      Highest contract charge 1.34% Class B           $135.34           --                --          --        9.82%
      All contract charges                                 --          157          $ 21,214        1.29%         --
2016  Lowest contract charge 0.40% Class B            $123.50           --                --          --        5.21%
      Highest contract charge 1.34% Class B           $123.24           --                --          --        4.22%
      All contract charges                                 --          180          $ 22,285        1.42%         --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $127.97           --               --          --       (2.40)%
      Highest contract charge 1.34% Class B   $118.25           --               --          --       (3.22)%
      All contract charges                         --          194          $22,954        1.16%         --
2014  Lowest contract charge 0.50% Class B    $131.12           --               --          --        2.45%
      Highest contract charge 1.34% Class B   $122.19           --               --          --        1.58%
      All contract charges                         --          204          $24,803        1.19%         --
TARGET 2025 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $142.70           --               --          --       (6.52)%
      Highest contract charge 1.45% Class B   $135.08           --               --          --       (7.52)%
      All contract charges                         --          527          $73,264        1.62%         --
2017  Lowest contract charge 0.40% Class B    $152.66           --               --          --       14.95%
      Highest contract charge 1.45% Class B   $146.06           --               --          --       13.75%
      All contract charges                         --          521          $77,893        1.52%         --
2016  Lowest contract charge 0.40% Class B    $132.80           --               --          --        6.99%
      Highest contract charge 1.45% Class B   $128.41           --               --          --        5.87%
      All contract charges                         --          461          $60,164        1.50%         --
2015  Lowest contract charge 0.40% Class B    $124.12           --               --          --       (2.44)%
      Highest contract charge 1.45% Class B   $121.29           --               --          --       (3.46)%
      All contract charges                         --          437          $53,745        1.28%         --
2014  Lowest contract charge 0.50% Class B    $136.08           --               --          --        3.51%
      Highest contract charge 1.45% Class B   $125.64           --               --          --        2.52%
      All contract charges                         --          405          $51,648        1.31%         --
TARGET 2035 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $149.72           --               --          --       (7.55)%
      Highest contract charge 1.45% Class B   $139.96           --               --          --       (8.52)%
      All contract charges                         --          577          $83,122        1.59%         --
2017  Lowest contract charge 0.40% Class B    $161.94           --               --          --       17.30%
      Highest contract charge 1.45% Class B   $153.00           --               --          --       16.06%
      All contract charges                         --          516          $80,987        1.51%         --
2016  Lowest contract charge 0.40% Class B    $138.06           --               --          --        7.59%
      Highest contract charge 1.45% Class B   $131.83           --               --          --        6.47%
      All contract charges                         --          450          $60,682        1.48%         --
2015  Lowest contract charge 0.40% Class B    $128.32           --               --          --       (2.42)%
      Highest contract charge 1.45% Class B   $123.82           --               --          --       (3.45)%
      All contract charges                         --          411          $51,693        1.33%         --
2014  Lowest contract charge 0.40% Class B    $131.50           --               --          --        4.07%
      Highest contract charge 1.45% Class B   $128.25           --               --          --        2.97%
      All contract charges                         --          370          $47,918        1.35%         --
TARGET 2045 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $156.08           --               --          --       (8.36)%
      Highest contract charge 1.45% Class B   $142.67           --               --          --       (9.32)%
      All contract charges                         --          478          $70,067        1.53%         --
2017  Lowest contract charge 0.40% Class B    $170.31           --               --          --       19.21%
      Highest contract charge 1.45% Class B   $157.34           --               --          --       17.96%
      All contract charges                         --          431          $69,508        1.50%         --
2016  Lowest contract charge 0.40% Class B    $142.86           --               --          --        8.25%
      Highest contract charge 1.45% Class B   $133.38           --               --          --        7.12%
      All contract charges                         --          382          $52,165        1.47%         --
2015  Lowest contract charge 0.40% Class B    $131.97           --               --          --       (2.71)%
      Highest contract charge 1.45% Class B   $124.52           --               --          --       (3.64)%
      All contract charges                         --          340          $43,122        1.38%         --
2014  Lowest contract charge 0.40% Class B    $135.64           --               --          --        4.36%
      Highest contract charge 1.45% Class B   $129.23           --               --          --        3.26%
      All contract charges                         --          287          $37,869        1.42%         --

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
TARGET 2055 ALLOCATION
2018  Lowest contract charge 0.50% Class B           $110.19           --               --          --        (9.24)%
      Highest contract charge 1.34% Class B          $106.85           --               --          --       (10.01)%
      All contract charges                                --          124          $13,369        1.86%          --
2017  Lowest contract charge 0.50% Class B           $121.41           --               --          --        21.18%
      Highest contract charge 1.34% Class B          $118.74           --               --          --        20.17%
      All contract charges                                --           68          $ 8,093        1.90%          --
2016  Lowest contract charge 0.50% Class B           $100.19           --               --          --         8.96%
      Highest contract charge 1.34% Class B          $ 98.81           --               --          --         8.04%
      All contract charges                                --           32          $ 3,226        2.17%          --
2015  Lowest contract charge 0.50% Class B(c)        $ 91.95           --               --          --        (6.99)%
      Highest contract charge 1.34% Class B(c)       $ 91.46           --               --          --        (7.46)%
      All contract charges                                --            6          $   538        3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2018  Lowest contract charge 0.50% Class 2           $121.64           --               --          --         1.43%
      Highest contract charge 1.20% Class 2          $114.40           --               --          --         0.70%
      All contract charges                                --          598          $68,652        0.00%          --
2017  Lowest contract charge 0.50% Class 2           $119.93           --               --          --         1.41%
      Highest contract charge 1.20% Class 2          $113.60           --               --          --         0.71%
      All contract charges                                --          564          $64,165        0.00%          --
2016  Lowest contract charge 0.50% Class 2           $118.26           --               --          --         2.43%
      Highest contract charge 1.20% Class 2          $112.80           --               --          --         1.70%
      All contract charges                                --          502          $56,677        0.00%          --
2015  Lowest contract charge 0.50% Class 2           $115.46           --               --          --        (4.78)%
      Highest contract charge 1.20% Class 2          $110.91           --               --          --        (5.45)%
      All contract charges                                --          427          $47,351        7.80%          --
2014  Lowest contract charge 0.50% Class 2           $121.26           --               --          --         1.33%
      Highest contract charge 1.20% Class 2          $117.30           --               --          --         0.61%
      All contract charges                                --          328          $38,426        4.98%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2018  Lowest contract charge 0.50% Class S Shares    $ 49.33           --               --          --       (28.78)%
      Highest contract charge 1.45% Class S Shares   $ 45.84           --               --          --       (29.47)%
      All contract charges                                --          375          $17,520        0.00%          --
2017  Lowest contract charge 0.50% Class S Shares    $ 69.26           --               --          --        (2.46)%
      Highest contract charge 1.45% Class S Shares   $ 64.99           --               --          --        (3.39)%
      All contract charges                                --          370          $24,338        0.00%          --
2016  Lowest contract charge 0.50% Class S Shares    $ 71.01           --               --          --        42.70%
      Highest contract charge 1.45% Class S Shares   $ 67.27           --               --          --        41.35%
      All contract charges                                --          380          $25,817        0.37%          --
2015  Lowest contract charge 0.50% Class S Shares    $ 49.76           --               --          --       (33.96)%
      Highest contract charge 1.45% Class S Shares   $ 47.59           --               --          --       (34.59)%
      All contract charges                                --          318          $15,253        0.03%          --
2014  Lowest contract charge 0.50% Class S Shares    $ 75.35           --               --          --       (19.75)%
      Highest contract charge 1.45% Class S Shares   $ 72.76           --               --          --       (20.52)%
      All contract charges                                --          249          $18,317        0.00%          --

   ----------
  (a)Units were made available on June 13, 2014.
  (b)Units were made available on March 27, 2015.
  (c)Units were made available on May 26, 2015.
  (d)Units were made available on June 19, 2015.
  (e)Units were made available on January 25, 2016.
  (f)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.
  (g)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (h)Units were made available on May 19, 2017.
  (i)Charter/SM /Moderate replaced Charter/SM /International Moderate due to a fund merger on May 19, 2017.
  (j)EQ/PIMCO Global Real Return replaced Charter/SM /Real Assets due to a fund merger on May 19, 2017.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018

8. Financial Highlights (Concluded)

  (k)Units were made available on October 22, 2018.
  (l)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (m)EQ/Fidelity Institutional AM/SM /Large Cap replaced Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio due to a fund substitution on October 22, 2018.
  (n)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (o)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
  (p)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
  (q)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.
  (r)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.
  (s)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.
  (t)EQ/MFS International Value replaced MFS(R)/ /International Value Portfolio due to a fund substitution on October 22, 2018.
  (u)EQ/MFS Technology replaced MFS(R)/ /Technology Portfolio due to a fund substitution on October 22, 2018.
  (v)EQ/MFS Utility Series replaced MFS(R)/ /Utility Series due to a fund substitution on October 22, 2018.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through April 15, 2019, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-157

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.......................................................   F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, as of December 31, 2018 and 2017................................................   F-2
 Consolidated Statements of Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016...............   F-4
 Consolidated Statements of Comprehensive Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016.   F-5
 Consolidated Statements of Equity, for the Years Ended December 31, 2018, 2017 and 2016......................   F-6
 Consolidated Statements of Cash Flows, for the Years Ended December 31, 2018, 2017 and 2016..................   F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization.....................................................................................  F-10
   Note 2 -- Significant Accounting Policies..................................................................  F-10
   Note 3 -- Investments......................................................................................  F-26
   Note 4 -- Intangible Assets................................................................................  F-41
   Note 5 -- Closed Block.....................................................................................  F-41
   Note 6 -- DAC and Policyholder Bonus Interest Credits......................................................  F-43
   Note 7 -- Fair Value Disclosures...........................................................................  F-44
   Note 8 -- Insurance Liabilities............................................................................  F-56
   Note 9 -- Revenue Recognition..............................................................................  F-59
   Note 10 -- Reinsurance Agreements..........................................................................  F-59
   Note 11 -- Long-term Debt..................................................................................  F-60
   Note 12 -- Related Party Transactions......................................................................  F-60
   Note 13 -- Employee Benefit Plans..........................................................................  F-64
   Note 14 -- Share-Based and Other Compensation Programs.....................................................  F-64
   Note 15 -- Income Taxes....................................................................................  F-69
   Note 16 -- Accumulated Other Comprehensive Income (Loss)...................................................  F-71
   Note 17 -- Commitments and Contingent Liabilities..........................................................  F-72
   Note 18 -- Insurance Group Statutory Financial Information.................................................  F-74
   Note 19 -- Discontinued Operations.........................................................................  F-75
   Note 20 -- Revision of Prior Period Financial Statements...................................................  F-77
   Note 21 -- Quarterly Results of Operations (Unaudited).....................................................  F-83
   Note 22 -- Subsequent Events...............................................................................  F-99
Audited Consolidated Financial Statement Schedules

 Schedule I -- Summary of Investments -- Other than Investments in Related Parties, as of December 31, 2018... F-100
 Schedule IV -- Reinsurance, as of and for the Years Ended December 31, 2018, 2017 and 2016................... F-101

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of income (loss), comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed in 2018 the manner in which it accounts for certain income tax effects originally recognized in accumulated other comprehensive income.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

March 28, 2019

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017

                                                             2018       2017
                                                           ---------  ---------
                                                           (IN MILLIONS, EXCEPT
                                                             SHARE AMOUNTS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $42,492 and $34,831)................ $  41,915  $  36,358
  Mortgage loans on real estate (net of valuation
   allowance of $7 and $8)................................    11,818     10,935
  Real estate held for production of income...............        52        390
  Policy loans............................................     3,267      3,315
  Other equity investments................................     1,144      1,264
  Trading securities, at fair value.......................    15,166     12,277
  Other invested assets...................................     1,554      1,830
                                                           ---------  ---------
   Total investments......................................    74,916     66,369
Cash and cash equivalents.................................     2,622      2,400
Cash and securities segregated, at fair value.............        --          9
Deferred policy acquisition costs.........................     5,011      4,492
Amounts due from reinsurers...............................     3,124      5,079
Loans to affiliates.......................................       600        703
GMIB reinsurance contract asset, at fair value............     1,991     10,488
Current and deferred income taxes.........................       438         --
Other assets..............................................     2,763      4,018
Assets of disposed subsidiary.............................        --      9,835
Separate Accounts assets..................................   108,487    122,537
                                                           ---------  ---------

TOTAL ASSETS.............................................. $ 199,952  $ 225,930
                                                           =========  =========

LIABILITIES
Policyholders' account balances........................... $  46,403  $  43,805
Future policy benefits and other
  policyholders' liabilities..............................    29,808     29,070
Broker-dealer related payables............................        69        430
Securities sold under agreements to repurchase............       573      1,887
Amounts due to reinsurers.................................       113        134
Long-term debt............................................        --        203
Loans from affiliates.....................................       572         --
Current and deferred income taxes.........................        --      1,550
Other liabilities.........................................     1,460      1,242
Liabilities of disposed subsidiary........................        --      4,954
Separate Accounts liabilities.............................   108,487    122,537
                                                           ---------  ---------
   Total Liabilities...................................... $ 187,485  $ 205,812
                                                           ---------  ---------
Redeemable noncontrolling interest:
  Continuing operations................................... $      39  $      24
  Disposed subsidiary.....................................        --        602
                                                           ---------  ---------
   Redeemable noncontrolling interest..................... $      39  $     626
                                                           ---------  ---------

Commitments and contingent liabilities (Note 17)

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017
                                  (CONTINUED)

                                                      2018      2017
                                                   ---------  ---------
                                                   (IN MILLIONS, EXCEPT
                                                      SHARE AMOUNTS)
EQUITY
Equity attributable to AXA Equitable:
  Common stock, $1.25 par value; 2,000,000 shares
   authorized, issued and outstanding............. $       2  $       2
  Capital in excess of par value..................     7,807      6,859
  Retained earnings...............................     5,098      8,938
  Accumulated other comprehensive income (loss)...      (491)       598
                                                   ---------  ---------
   Total equity attributable to AXA Equitable.....    12,416     16,397
                                                   ---------  ---------
Noncontrolling interest...........................        12      3,095
                                                   ---------  ---------
   Total Equity...................................    12,428     19,492
                                                   ---------  ---------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $ 199,952  $ 225,930
                                                   =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
REVENUES
Policy charges and fee income...................... $  3,523  $   3,294  $   3,311
Premiums...........................................      862        904        880
Net derivative gains (losses)......................   (1,010)       894     (1,321)
Net investment income (loss).......................    2,478      2,441      2,168
Investment gains (losses), net:
  Total other-than-temporary impairment losses.....      (37)       (13)       (65)
  Other investment gains (losses), net.............       41       (112)        83
                                                    --------  ---------  ---------
   Total investment gains (losses), net............        4       (125)        18
                                                    --------  ---------  ---------
Investment management and service fees.............    1,029      1,007        951
Other income.......................................       65         41         36
                                                    --------  ---------  ---------
   Total revenues..................................    6,951      8,456      6,043
                                                    --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................    3,005      3,473      2,771
Interest credited to policyholders'
  account balances.................................    1,002        921        905
Compensation and benefits..........................      422        327        364
Commissions and distribution related payments......      620        628        635
Interest expense...................................       34         23         13
Amortization of deferred policy acquisition costs..      431        900        642
Other operating costs and expenses.................    2,918        635        753
                                                    --------  ---------  ---------
   Total benefits and other deductions.............    8,432      6,907      6,083
                                                    --------  ---------  ---------
Income (loss) from continuing operations, before
  income taxes.....................................   (1,481)     1,549        (40)
Income tax (expense) benefit from
  continuing operations............................      446      1,210        164
                                                    --------  ---------  ---------
Net income (loss) from continuing operations.......   (1,035)     2,759        124
Net income (loss) from discontinued operations,
  net of taxes and noncontrolling interest.........      114         85         66
                                                    --------  ---------  ---------
Net income (loss)..................................     (921)     2,844        190
  Less: net (income) loss attributable to the
   noncontrolling interest.........................        3         (1)        --
                                                    --------  ---------  ---------
Net income (loss) attributable to AXA Equitable.... $   (918) $   2,843  $     190
                                                    ========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018      2017     2016
                                                   ---------  --------  ------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $    (921) $  2,844  $  190
                                                   ---------  --------  ------

Other Comprehensive income (loss) net of income
taxes:
  Change in unrealized gains (losses), net of
   reclassification adjustment....................    (1,230)      625    (233)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............        (4)       (5)     (3)
  Other comprehensive income (loss) from
   discontinued operations........................        --       (18)     17
                                                   ---------  --------  ------
Total other comprehensive income (loss), net of
  income taxes....................................    (1,234)      602    (219)
                                                   ---------  --------  ------

Comprehensive income (loss) attributable to
  AXA Equitable................................... $  (2,155) $  3,446  $  (29)
                                                   =========  ========  ======

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  COMMON STOCK, AT PAR VALUE, BEGINNING AND END
   OF YEAR........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning
   of year........................................ $   6,859  $   5,339  $   5,321
  Capital contribution from parent company........        --      1,500         --
  Transfer of deferred tax asset in GMxB Unwind...     1,209         --         --
  Settlement of intercompany payables in
   GMxB Unwind....................................      (297)        --         --
  Other...........................................        36         20         18
                                                   ---------  ---------  ---------
  CAPITAL IN EXCESS OF PAR VALUE, END OF YEAR..... $   7,807  $   6,859  $   5,339
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............ $   8,938  $   6,095  $   6,955
  Cumulative effect of adoption of revenue
   recognition standard ASC 606...................         8         --         --
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS
   ATTRIBUTE TO DISPOSED SUBSIDIARY...............       (83)        --         --
  Net income (loss) attributable to AXA Equitable.      (918)     2,843        190
  Dividend to parent company......................    (1,672)        --     (1,050)
  Distribution of disposed subsidiary.............    (1,175)        --         --
                                                   ---------  ---------  ---------
  RETAINED EARNINGS, END OF YEAR.................. $   5,098  $   8,938  $   6,095
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year.............................. $     598  $      (4) $     215
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS........        83         --         --
  Other comprehensive income (loss)...............    (1,234)       602       (219)
  Transfer of accumulated other comprehensive
   income to discontinued operations..............        62         --         --
                                                   ---------  ---------  ---------
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS),
   END OF YEAR....................................      (491)       598         (4)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...... $  12,416  $  16,397  $  11,432
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST
  Noncontrolling interest, continuing operations,
   beginning of year.............................. $      19  $      --  $      --
  Net earnings (loss) attributable to
   noncontrolling interest........................         1         --         --
  Net earnings (loss) attributable to redeemable
   noncontrolling interests.......................         2         (1)        --
  Consolidation of real estate joint ventures.....        --         19         --
  Deconsolidation of real estate joint ventures...        (8)        --         --
  Reclassification of net earnings (loss)
   attributable to redeemable
   noncontrolling interests.......................        (2)         1         --
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, CONTINUING OPERATIONS,
   END OF YEAR.................................... $      12  $      19  $      --
                                                   ---------  ---------  ---------

  Noncontrolling interest, discontinued
   operations, beginning of year.................. $   3,076  $   3,096  $   3,059
  Repurchase of AB Holding Units..................        --       (158)      (168)
  Net earnings (loss) attributable to
   noncontrolling interest........................        --        485        491
  Dividends paid to noncontrolling interest.......        --       (457)      (384)
  Transfer of AB Holding Units....................    (3,076)        --         --
  Other changes in noncontrolling interest........        --        110         98
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, DISCONTINUED
   OPERATIONS, END OF YEAR........................ $      --  $   3,076  $   3,096
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST $      12  $   3,095  $   3,096
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  12,428  $  19,492  $  14,528
                                                   =========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                       2018        2017        2016
                                                    ----------  ----------  ---------
                                                              (IN MILLIONS)
NET INCOME (LOSS)/(1)/............................. $     (358) $    3,377  $     686
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders'
   account balances................................      1,002         921        905
  Policy charges and fee income....................     (3,523)     (3,294)    (3,311)
  Net derivative (gains) losses....................      1,010        (870)     1,337
  Investment (gains) losses, net...................         (3)        125        (16)
  Realized and unrealized (gains) losses on
   trading securities..............................        221        (166)        41
  Non-cash long-term incentive compensation
   expense/(2)/....................................        218         185        152
  Amortization of deferred cost of
   reinsurance asset...............................      1,882         (84)       159
  Amortization and depreciation/(2)/...............        340         825        614
  Cash received on the recapture of
   captive reinsurance.............................      1,273          --         --
  Equity (income) loss from limited partnerships...       (120)       (157)       (91)
  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................        838        (278)       608
   Reinsurance recoverable/(2)/....................       (390)     (1,018)      (304)
   Segregated cash and securities, net.............       (345)        130       (381)
   Capitalization of deferred policy acquisition
     costs/(2)/....................................       (597)       (578)      (594)
   Future policy benefits..........................       (284)      1,189        431
   Current and deferred income taxes...............       (556)     (1,174)      (753)
   Other, net/(2)/.................................        810         486         56
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  operating activities............................. $    1,418  $     (381) $    (461)
                                                    ----------  ----------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale............ $    8,935  $    9,738  $   7,154
   Mortgage loans on real estate...................        768         934        676
   Trading account securities......................      9,298       9,125      6,271
   Real estate joint ventures......................        139          --         --
   Short-term investments/(2)/.....................      2,315       2,204      2,984
   Other...........................................        190         228         32
  Payment for the purchase/origination of:
   Fixed maturities, available-for-sale............    (11,110)    (12,465)    (7,873)
   Mortgage loans on real estate...................     (1,642)     (2,108)    (3,261)
   Trading account securities......................    (11,404)    (12,667)    (8,691)
   Short-term investments/(2)/.....................     (1,852)     (2,456)    (3,187)
   Other...........................................       (170)       (280)      (250)
  Cash settlements related to
   derivative instruments..........................        805      (1,259)       102
  Repayments of loans to affiliates................        900          --        384
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (115)       (100)       (85)
  Purchase of business, net of cash acquired.......         --        (130)       (21)
  Issuance of loans to affiliates..................     (1,100)         --         --
  Cash disposed due to distribution of
   disposed subsidiary.............................       (672)         --         --
  Other, net/(2)/..................................        (91)        322        407
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  investing activities............................. $   (4,806) $   (8,914) $  (5,358)
                                                    ----------  ----------  ---------

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                      2018      2017      2016
                                                    --------  --------  --------
                                                            (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits........................................ $  9,365  $  9,334  $  9,746
   Withdrawals.....................................   (4,496)   (3,926)   (2,874)
   Transfer (to) from Separate Accounts............    1,809     1,566     1,202
  Change in short-term financings..................      (26)       53       (69)
  Change in collateralized pledged assets..........        1       710      (677)
  Change in collateralized pledged liabilities.....     (291)    1,108       125
  (Decrease) increase in overdrafts payable........        3        63       (85)
  Additional loans from affiliates.................      572        --        --
  Shareholder dividends paid.......................   (1,672)       --    (1,050)
  Repurchase of AB Holding Units...................     (267)     (220)     (236)
  Purchases (redemptions) of noncontrolling
   interests of consolidated company-sponsored
   investment funds................................     (472)      120      (137)
  Distribution to noncontrolling interest of
   consolidated subsidiaries.......................     (610)     (457)     (385)
  Increase (decrease) in securities sold under
   agreement to repurchase.........................   (1,314)     (109)      104
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        --        79
  Capital contribution from parent company.........       --     1,500        --
  Other, net.......................................       11       (10)        8
                                                    --------  --------  --------

Net cash provided by (used in)
  financing activities............................. $  2,613  $  9,732  $  5,751
                                                    --------  --------  --------

Effect of exchange rate changes on cash and
  cash equivalents.................................      (12)       22       (10)
                                                    --------  --------  --------

Change in cash and cash equivalents................     (787)      459       (78)
Cash and cash equivalents, beginning of year.......    3,409     2,950     3,028
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  2,622  $  3,409  $  2,950
                                                    ========  ========  ========

Cash and cash equivalents of disposed subsidiary:
  Beginning of year................................ $  1,009  $  1,006  $    561
                                                    ========  ========  ========
  End of year...................................... $     --  $  1,009  $  1,006
                                                    ========  ========  ========

Cash and cash equivalents of continuing operations
  Beginning of year................................ $  2,400  $  1,944  $  2,467
                                                    ========  ========  ========
  End of year...................................... $  2,622  $  2,400  $  1,944
                                                    ========  ========  ========

SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid.................................... $     --  $     (8) $    (11)
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     (8) $    (33) $    613
                                                    ========  ========  ========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                     2018     2017   2016
                                                   --------  -----  ------
                                                        (IN MILLIONS)

CASH FLOWS OF DISPOSED SUBSIDIARY:
  Net cash provided by (used in)
   operating activities........................... $  1,137  $ 715  $1,041
  Net cash provided by (used in)
   investing activities...........................     (102)  (297)    323
  Net cash provided by (used in)
   financing activities...........................   (1,360)  (437)   (909)
  Effect of exchange rate changes on cash and
   cash equivalents...............................      (12)    22     (10)

NON-CASH TRANSACTIONS:
Continuing operations
  (Settlement) issuance of long-term debt......... $   (202) $ 202  $   --
                                                   ========  =====  ======
  Transfer of assets to reinsurer................. $   (604) $  --  $   --
                                                   ========  =====  ======
  Repayments of loans from affiliates............. $    300  $  --  $   --
                                                   ========  =====  ======
Discontinued operations
  Fair value of assets acquired................... $     --  $  --  $   34
                                                   ========  =====  ======
  Fair value of liabilities assumed............... $     --  $  --  $    1
                                                   ========  =====  ======
  Payables recorded under contingent
   payment arrangements........................... $     --  $  --  $   12
                                                   ========  =====  ======

Disposal of subsidiary
  Assets disposed................................. $  9,156  $  --  $   --
  Liabilities disposed............................    4,914     --      --
                                                   --------  -----  ------
  Net assets disposed.............................    4,242     --      --
  Cash disposed...................................      672     --      --
                                                   --------  -----  ------
  Net non-cash disposed........................... $  3,570  $  --  $   --
                                                   ========  =====  ======

-----------
/(1)/Net income (loss) includes $564 million, $533 million and $496 million in 2018, 2017 and 2016, respectively, of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income
     (Loss).
/(2)/Prior period amounts have been reclassified to conform to current period presentation. See Note 20 for further information.

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   Consolidation

   AXA Equitable Life Insurance Company's ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") primary business is providing life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Prior to the closing of the initial public offering of shares of Holdings' common stock on May 14, 2018 (the "IPO"), Holdings was a wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2018, AXA owns approximately 59% of the outstanding common stock of Holdings.

   In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. ("AXA Financial") to Holdings, increasing Holdings' ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the "AXA Financial Merger"). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial's liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

   The accompanying consolidated financial statements represent the consolidated results and financial position of AXA Equitable and not the consolidated results and financial position of Holdings.

   Discontinued Operations

   In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB") to a newly created wholly-owned subsidiary of Holdings (the "AB Business Transfer"). The results of AB are reflected in the Company's consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

   As a result of the AB Business Transfer, we have reassessed the Company's segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2018", "2017" and "2016" refer to the years ended December 31, 2018, 2017 and 2016, respectively.

   Adoption of New Accounting Pronouncements

                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
-------------------------------------------------------------------------------------------------------------------
ASU 2014-09: REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)
-------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that           On January 1, 2018, the Company adopted the new revenue
clarifies the principles for recognizing      recognition guidance on a modified retrospective basis. The impact
revenue arising from contracts with           of the adoption of the new revenue recognition guidance related
customers and develops a common revenue       to the disposed subsidiary resulted in an opening retained earnings
standard for U.S. GAAP.                       adjustment to the Company of $8 million. Adoption did not
                                              change the amounts or timing of the Company's revenue
                                              recognition for investment management and advisory fees related to continuing operations.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-01: FINANCIAL INSTRUMENTS -- OVERALL (SUBTOPIC 825-10)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance related to     On January 1, 2018, the Company adopted the new recognition the recognition and measurement of financial  requirements on a modified retrospective basis for changes in the
assets and financial liabilities. The new     fair value of AFS equity securities, resulting in no material
guidance primarily affects the accounting     reclassification adjustment from AOCI to opening retained
for equity investments, financial             earnings for the net unrealized gains, net of tax, related to liabilities under the fair value option, and  approximately $13 million of common stock securities and presentation and disclosure requirements for  eliminated their designation as AFS equity securities. The Company
financial instruments. The FASB also          does not currently report any of its financial liabilities under the
clarified guidance related to the valuation   fair value option.
allowance assessment when recognizing
deferred tax assets resulting from
unrealized losses on AFS debt securities.
The new guidance requires equity investments
in unconsolidated entities, except those
accounted for under the equity method, to be
measured at fair value through earnings,
thereby eliminating the AFS classification
for equity securities with readily
determinable fair values for which changes
in fair value currently were reported
in AOCI.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-15: STATEMENT OF CASH FLOWS (TOPIC 230)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance to simplify    Adoption of this guidance on January 1, 2018, did not have a
elements of cash flow classification. The     material impact on the Company's consolidated financial statements.
new guidance is intended to reduce diversity
in practice in how certain transactions are
classified in the statement of cash flows.
The new guidance requires application of a
retrospective transition method.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-07: COMPENSATION -- RETIREMENT BENEFITS (TOPIC 715)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance on the         On January 1, 2018, the Company adopted the change in the
presentation of net periodic pension and      income statement presentation utilizing the practical expedient for
post-retirement benefit costs that requires   determining the historical components of net benefit costs,
retrospective disaggregation of the service   resulting in no material impact to the consolidated financial
cost component from the other components of   statements. In addition, no changes to the Company's
net benefit costs on the income statement.    capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-09: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
-------------------------------------------------------------------------------------------------------------------
This ASU provides clarity and reduces both    Adoption of this amendment on January 1, 2018 did not have a
1) diversity in practice and 2) cost and      material impact on the Company's consolidated financial statements.
complexity when applying guidance in Topic
718, Compensation -- Stock Compensation, to
a change to the terms or conditions of a
share-based payment award.
-------------------------------------------------------------------------------------------------------------------

                                                    EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
------------------------------------------------------------------------------------------------------------------
ASU 2018-02: INCOME STATEMENT -- REPORTING COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that permits   The company early adopted the ASU effective October 1, 2018 and
entities to reclassify to retained earnings   recognized the impact in the period of adoption. As a result, the
tax effects "stranded" in AOCI resulting      company reclassified stranded effects resulting from the Tax Act of
from the change in federal tax rate enacted   2017 by decreasing AOCI and increasing retained earnings by
by the Tax Cuts and Jobs Act (the "Tax        $83 million.
Reform Act") on December 22, 2017. If
elected, the stranded tax effects for all
items must be reclassified in AOCI,
including, but not limited to, AFS
securities and employee benefits.
------------------------------------------------------------------------------------------------------------------
ASU 2018-14: COMPENSATION -- RETIREMENT BENEFITS -- DEFINED BENEFIT PLANS -- GENERAL (SUBTOPIC 715-20)
------------------------------------------------------------------------------------------------------------------
This ASU improves the effectiveness of        Effective for the year ended December 31, 2018 the Company disclosures related to defined benefit plans  early adopted new guidance that amends the disclosure guidance
in the notes to the financial statements.     for employee benefit plans, applied on a retrospective basis to all
The amendments in this ASU remove             periods presented. See Note 13 for additional information
disclosures that are no longer considered     regarding the Company's employee benefit plans.
cost beneficial, clarify the specific
requirements of disclosures, and add new,
relevant disclosure requirements.

   Future Adoption of New Accounting Pronouncements

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-17: CONSOLIDATION (TOPIC 810): TARGETED IMPROVEMENTS TO RELATED PARTY GUIDANCE FOR
VARIABLE INTEREST ENTITIES
---------------------------------------------------------------------------------------------------
This ASU provides guidance             Effective for fiscal years    Management currently is
requiring that indirect                beginning after December 15,  evaluating the impact that
interests held through                 2019, and interim periods     adoption of this guidance
related parties in common              within those fiscal years.    will have on the Company's
control arrangements be                Early adoption is permitted.  consolidated financial
considered on a proportional           All entities are required to  statements and
basis for determining whether          apply the amendments in this  related disclosures.
fees paid to decision makers           update retrospectively with a
and service providers are              cumulative-effect adjustment
variable interests.                    to retained earnings at the
                                       beginning of the earliest
                                       period presented.
---------------------------------------------------------------------------------------------------
ASU 2018-13: FAIR VALUE MEASUREMENT (TOPIC 820)
---------------------------------------------------------------------------------------------------
This ASU improves the                  Effective for fiscal years    Management currently is
effectiveness of fair value            beginning after December 15,  evaluating the impact of the
disclosures in the notes to            2019. Early adoption is       guidance on the Company's
financial statements.                  permitted, with the option to financial statement
Amendments in this ASU impact          early adopt amendments to     disclosures but has concluded
the disclosure requirements            remove or modify disclosures, that this guidance will not
in Topic 820, including the            with full adoption of         impact the Company's
removal, modification and              additional disclosure         consolidated financial
addition to existing                   requirements delayed until    position or results
disclosure requirements.               the stated effective date.    of operations.
                                       Amendments on changes in
                                       unrealized gains and losses,
                                       the range and weighted
                                       average of significant
                                       unobservable inputs used to
                                       develop Level 3 fair value
                                       measurements, and the
                                       narrative description of
                                       measurement uncertainty
                                       should be applied
                                       prospectively. All other
                                       amendments should be
                                       applied retrospectively.
---------------------------------------------------------------------------------------------------

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-12: FINANCIAL SERVICES -- INSURANCE (TOPIC 944)
---------------------------------------------------------------------------------------------------
This ASU provides targeted             Effective date for public     Management currently is
improvements to existing               business entities for fiscal  evaluating the impact that
recognition, measurement,              years and interim periods     adoption of this guidance
presentation, and disclosure           with those fiscal years,      will have on the Company's
requirements for                       beginning after December 31,  consolidated financial
long-duration contracts                2020. Early adoption          statements and related
issued by an insurance                 is permitted.                 disclosures. The Company has
entity. The ASU primarily                                            formed a project
impacts four key                       For the liability for future  implementation team to work
areas, including:                      policyholder benefits for     on compiling all significant
                                       traditional and limited       information needed to assess
Measurement of the liability           payment contracts, companies  the impact of the new
for future policy benefits             can elect one of two adoption guidance, including changes
for traditional and limited            methods. Companies can either to system requirements and
payment contracts. The ASU             elect a modified              internal controls. The
requires companies to review,          retrospective transition      Company expects adoption of
and if necessary update, cash          method applied to contracts   the ASU will have a
flow assumptions at least              in force as of the beginning  significant impact on its
annually for                           of the earliest period        consolidated financial
non-participating traditional          presented on the basis of     condition, results of
and limited-payment insurance          their existing carrying       operations, cash flows and
contracts. Interest rates              amounts, adjusted for the     required disclosures, as well
used to discount the                   removal of any related        as processes and controls.
liability will need to be              amounts in AOCI or a full
updated quarterly using an             retrospective transition
upper medium grade (low                method using actual
credit risk) fixed-income              historical experience
instrument yield.                      information as of contract
                                       inception. The same adoption
Measurement of market risk             method must be used for
benefits ("MRBs"). MRBs, as            deferred acquisition costs.
defined under the ASU, will
encompass certain GMxB                 For MRBs, the ASU should be
features associated with               applied retrospectively as of
variable annuity products and          the earliest period presented
other general account                  by a retrospective
annuities with other than              application to all prior
nominal market risk. The ASU           periods.
requires MRBs to be measured
at fair value with changes in          For deferred acquisition
value attributable to changes          costs, companies can elect
in instrument-specific credit          one of two adoption
risk recognized in OCI.                methods. Companies can either
                                       elect a modified
Amortization of deferred               retrospective transition
acquisition costs. The ASU             method applied to contracts
simplifies the amortization            in force as of the beginning
of deferred acquisition costs          of the earliest period
and other balances amortized           presented on the basis of
in proportion to premiums,             their existing carrying
gross profits, or gross                amounts, adjusted for the
margins, requiring such                removal of any related
balances to be amortized on a          amounts in AOCI or a full
constant level basis over the          retrospective transition
expected term of the                   method using actual
contracts. Deferred costs              historical experience
will be required to be                 information as of contract
written off for unexpected             inception. The same adoption
contract terminations but              method must be used for the
will not be subject to                 liability for future
impairment testing.                    policyholder benefits for
                                       traditional and limited
Expanded footnote                      payment contracts.
disclosures. The ASU requires
additional disclosures
including disaggregated
rollforwards of beginning to
ending balances of the
liability for future policy
benefits, policyholder
account balances, MRBs,
separate account liabilities
and deferred acquisition
costs. Companies will also be
required to disclose
information about significant
inputs, judgements,
assumptions and methods used
in measurement.
---------------------------------------------------------------------------------------------------


                                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION            SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------------------
ASU 2018-07: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for public business              The Company has granted
guidance that largely aligns           entities for fiscal years                  share-based payment awards
the accounting for                     beginning after December 15,               only to employees as defined
share-based payment awards             2018, including interim                    by accounting guidance and
issued to employees and                periods, with early                        does not expect this guidance
non-employees.                         adoption permitted.                        will have a material impact
                                                                                  on its consolidated
                                                                                  financial statements.
---------------------------------------------------------------------------------------------------------------
ASU 2017-12: DERIVATIVES AND HEDGING (TOPIC 815)
---------------------------------------------------------------------------------------------------------------
The amendments in this ASU             Effective for fiscal years                 Management does not expect
better align an entity's risk          beginning after December 15,               this guidance will have a
management activities and              2018 and interim periods                   material impact on the
financial reporting for                within those fiscal years,                 Company's consolidated
hedging relationships through          with early adoption                        financial statements.
changes to both the                    permitted. The effect of
designation and measurement            adoption should be reflected
guidance for qualifying                as of the beginning of the
hedging relationships and the          fiscal year of adoption.
presentation of hedge results.
---------------------------------------------------------------------------------------------------------------
ASU 2017-08: RECEIVABLES -- NONREFUNDABLE FEES AND OTHER COSTS (SUBTOPIC 310-20)
---------------------------------------------------------------------------------------------------------------
This ASU requires certain              Effective for interim and                  Management does not expect
premiums on callable debt              annual periods beginning                   this guidance will have a
securities to be amortized to          after December 15, 2018, with              material impact on the
the earliest call date and is          early adoption permitted and               Company's consolidated
intended to better align               is to be applied on a                      financial statements.
interest income recognition            modified retrospective basis.
with the manner in which
market participants price
these instruments.
---------------------------------------------------------------------------------------------------------------
ASU 2016-13: FINANCIAL INSTRUMENTS -- CREDIT LOSSES (TOPIC 326)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for fiscal years                 Management currently is
guidance which introduces an           beginning after December 15,               evaluating the impact that
approach based on expected             2019, including interim                    adoption of this guidance
losses to estimate credit              periods within those fiscal                will have on the Company's
losses on certain types of             years. Early adoption is                   consolidated financial
financial instruments. It              permitted for fiscal years                 statements. Although early
also modifies the impairment           beginning after December 15,               adoption is permitted, the
model for available-for-sale           2018, including interim                    Company expects to adopt ASU
debt securities and provides           periods within those fiscal                2016-13 when it becomes
for a simplified accounting            years. These amendments                    effective for the Company on
model for purchased financial          should be applied through a                January 1, 2020.
assets with credit                     cumulative-effect adjustment
deterioration since                    to retained earnings as of
their origination.                     the beginning of the first
                                       reporting period in which the
                                       guidance is effective.
---------------------------------------------------------------------------------------------------------------
ASU 2016-02: LEASES (TOPIC 842)
---------------------------------------------------------------------------------------------------------------
This ASU contains revised              Effective for fiscal years                 The Company adopted ASU
guidance to lease accounting           beginning after December 15,               2016-02, as well as other
that will require lessees to           2018, including interim                    related clarifications and
recognize on the balance               periods within those fiscal                interpretive guidance issued
sheet a "right-of-use" asset           years, for public business                 by the FASB effective
and a lease liability for              entities. Early application                January 1, 2019. The Company
virtually all lease                    is permitted. Lessees and                  has identified its
arrangements, including those          lessors are required to apply              significant existing leases,
embedded in other contracts.           a modified retrospective                   which primarily include real
Lessor accounting will remain          transition approach, which                 estate leases for office
substantially unchanged from           includes optional practical                space, that will be impacted
the current model but has              expedients that entities may               by the new guidance. The
been updated to align with             elect to apply. In July 2018,              Company's adoption of this
certain changes made to the            the FASB issued ASU 2018-11                guidance is expected to
lessee model.                          which allows for an                        result in a material impact
                                       additional transition method.              on the consolidated balance
                                       The Company will adopt the                 sheets, however it will not
                                       standard utilizing the                     have a material impact on the
                                       additional transition method,              Consolidated Statement of
                                       which allows entities to                   Income (Loss). The Company's
                                       initially apply the new                    adoption of this guidance
                                       leases standard at the                     will result in the
                                       adoption date.                             recognition, as of January 1,
                                                                                  2019, of additional right of
                                                                                  use (RoU) operating lease
                                                                                  assets ranging from
                                                                                  $300 million to $400 million
                                                                                  and operating lease
                                                                                  liabilities ranging from
                                                                                  $400 million to $500 million,
                                                                                  respectively.
                                                                                  The adoption of this standard
                                                                                  will not have a significant
                                                                                  impact on opening
                                                                                  retained earnings.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"), net of policy related amounts and deferred income taxes. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2018, 2017 and 2016 the carrying value of COLI was $873 million, $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities". The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block's policyholders' dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC is amortized to Amortization of deferred policy acquisition costs of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   AMORTIZATION POLICY

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a Reversion to the Mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2018, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% ((2.3)% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2018, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the

   Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

   Amounts currently recoverable under reinsurance agreements are included in Amounts due from reinsurers and amounts currently payable are included in Amounts due to reinsurers. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, Policy charges and fee income and Policyholders' benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

   For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are also reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("GMIBNLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses ("PFBL") using a dynamic approach that changes over time as the projection of future losses change.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities' fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

   Separate Accounts

   Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings
   (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2018, 2017 and 2016, investment results of such Separate Accounts were losses of $7.2 billion, and gains of $16.7 billion and $8.2 billion, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other trading in the consolidated balance sheets.

   Broker-Dealer Revenues, Receivables and Payables

   AXA Advisors and certain of the Company's other subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company's consolidated statement of income
   (loss).

   Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Long-Term Debt

   Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss). See Note 11 for additional information regarding long-term debt.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT, ADVISORY AND SERVICE FEES

   Reported as Investment management and service fees in the Company's consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") as well as certain asset-based fees associated with insurance contracts.

   AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management ("AUM"), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

   Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

   DISTRIBUTION SERVICES

   Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

   Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares ("12b-1 Fees"). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

   The Company records 12b-1 fees monthly based upon a percentage of the net asset value ("NAV") of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

   OTHER REVENUES

   Also reported as Investment management and service fees in the Company's consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

   OTHER INCOME

   Revenues from contracts with customers reported as Other Income in the Company's consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company's subsidiary broker-dealer operations and sales commissions from the Company's general agent for the distribution of non-affiliate insurers' life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

   Discontinued Operations

   The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. The results of AB are reflected in the Company's consolidated financial statements as discontinued operations and, therefore, are presented as assets and liabilities of disposed subsidiary on the consolidated balance sheets and net income (loss) from discontinued operations, net of taxes and noncontrolling interest on the consolidated statements of income
   (loss). Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

   Assumption Updates and Model Changes

   In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets ("DSI"). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

   The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders' benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million.

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long-term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long-term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased Policyholders' benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves;
   (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the Amortization of DAC by $193 million, increased Policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   Revision of Prior Year Financial Statements

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements of any period. However, in order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of cash flows for the year ended December 31, 2017. See Note 21 for further information.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification.

   The reclassification adjustments for the years ended December 31, 2017 and 2016 are presented in the table below. Capitalization of DAC reclassified to Compensation and benefits, Commissions and distribution plan payments, and Other operating costs and expenses reduced the amounts previously reported in those expense line items, while the capitalization of DAC reclassified from the Amortization of deferred policy acquisition costs line item increases that expense line item.

                                                          Years Ended December 31,
                                                        ----------------------------
                                                             2017           2016
                                                        --------------- ------------
                                                               (in millions)
REDUCTIONS TO EXPENSE LINE ITEMS:
  Compensation and benefits............................ $           128 $        128
  Commissions and distribution plan payments...........             443          460
  Other operating costs and expenses...................               7            6
                                                        --------------- ------------
   Total reductions.................................... $           578 $        594
                                                        =============== ============
INCREASE TO EXPENSE LINE ITEM:
                                                        --------------- ------------
  Amortization of deferred policy acquisition costs.... $           578 $        594
                                                        =============== ============

3) INVESTMENTS

   Fixed Maturities

   The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of "Financial
   Instruments -- Recognition and Measurement of Financial Assets and Financial Liabilities" (ASU 2016-01) on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED                 OTTI
                                                COST        GAINS        LOSSES    FAIR VALUE  IN AOCI/(4)/
                                              ---------- ------------- ----------- ----------- ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   26,690 $         385 $       699 $    26,376 $         --
  U.S. Treasury, government and agency.......     13,646           143         454      13,335           --
  States and political subdivisions..........        408            47           1         454           --
  Foreign governments........................        515            17          13         519           --
  Residential mortgage-backed/(2)/...........        193             9          --         202           --
  Asset-backed/(3)/..........................        600             1          11         590            2
  Redeemable preferred stock.................        440            16          17         439           --
                                              ---------- ------------- ----------- ----------- ------------

TOTAL AT DECEMBER 31, 2018................... $   42,492 $         618 $     1,195 $    41,915 $          2
                                              ========== ============= =========== =========== ============

December 31, 2017:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   20,596 $         942 $        56 $    21,482 $         --
  U.S. Treasury, government and agency.......     12,644           676         185      13,135           --
  States and political subdivisions..........        414            67          --         481           --
  Foreign governments........................        387            27           5         409           --
  Residential mortgage-backed/(2)/...........        236            15          --         251           --
  Asset-backed/(3)/..........................         93             3          --          96            2
  Redeemable preferred stock.................        461            44           1         504           --
                                              ---------- ------------- ----------- ----------- ------------
   Total Fixed Maturities....................     34,831         1,774         247      36,358            2

Equity securities............................        157            --          --         157           --
                                              ---------- ------------- ----------- ----------- ------------

Total at December 31, 2017................... $   34,988 $       1,774 $       247 $    36,515 $          2
                                              ========== ============= =========== =========== ============

   --------
   /(1)/Corporate fixed maturities include both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
   /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(4)/Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         CONTRACTUAL MATURITIES OF AVAILABLE-FOR-SALE FIXED MATURITIES

                                                        AMORTIZED
                                                          COST     FAIR VALUE
                                                        ---------- ----------
                                                            (IN MILLIONS)
DECEMBER 31, 2018:
Due in one year or less................................ $    2,085 $    2,090
Due in years two through five..........................      8,087      8,141
Due in years six through ten...........................     14,337     14,214
Due after ten years....................................     16,750     16,239
                                                        ---------- ----------
   Subtotal............................................     41,259     40,684
Residential mortgage-backed securities.................        193        202
Asset-backed securities................................        600        590
Redeemable preferred stock.............................        440        439
                                                        ---------- ----------
TOTAL AT DECEMBER 31, 2018............................. $   42,492 $   41,915
                                                        ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities for the years ended December 31, 2018, 2017 and 2016:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------
                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
Proceeds from sales............................... $   7,136  $   7,232  $   4,324
                                                   =========  =========  =========
Gross gains on sales.............................. $     145  $      98  $     111
                                                   =========  =========  =========
Gross losses on sales............................. $    (103) $    (211) $     (58)
                                                   =========  =========  =========
Total OTTI........................................ $     (37) $     (13) $     (65)
Non-credit losses recognized in OCI...............        --         --         --
                                                   ---------  ---------  ---------
Credit losses recognized in net income (loss)..... $     (37) $     (13) $     (65)
                                                   =========  =========  =========

   The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                          2018      2017
                                                        --------  --------
                                                           (IN MILLIONS)
Balances at January 1,................................. $    (10) $   (190)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold.......................        1       193
Recognized impairments on securities impaired to fair
  value this period/(1)/...............................       --        --
Impairments recognized this period on securities not
  previously impaired..................................      (37)      (13)
Additional impairments this period on securities
  previously impaired..................................       --        --
Increases due to passage of time on previously
  recorded credit losses...............................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows.....................       --        --
                                                        --------  --------
Balances at December 31,............................... $    (46) $    (10)
                                                        ========  ========

   --------
   /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                             AS OF DECEMBER 31,
                                                            --------------------
                                                              2018       2017
                                                            --------  ----------
                                                               (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss.......................................... $     --  $        1
   All other...............................................     (577)      1,526
                                                            --------  ----------
Net Unrealized Gains (Losses).............................. $   (577) $    1,527
                                                            ========  ==========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                               AOCI GAIN
                                                                                                                 (LOSS)
                                               NET UNREALIZED                                   DEFERRED       RELATED TO
                                                   GAINS                                         INCOME      NET UNREALIZED
                                                (LOSSES) ON                   POLICYHOLDERS'    TAX ASSET      INVESTMENT
                                                INVESTMENTS         DAC        LIABILITIES     (LIABILITY)   GAINS (LOSSES)
                                              ---------------  ------------  ---------------  ------------  ----------------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $             1  $          1  $            (1) $         (5) $             (4)
Net investment gains (losses) arising during
  the period.................................              (1)           --               --            --                (1)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --            (1)              --            --                (1)
   Deferred income taxes.....................              --            --               --             5                 5
   Policyholders' liabilities................              --            --                1            --                 1
                                              ---------------  ------------  ---------------  ------------  ----------------
BALANCE, DECEMBER 31, 2018................... $            --  $         --  $            --  $         --  $             --
                                              ===============  ============  ===============  ============  ================

Balance, January 1, 2017..................... $            19  $         (1) $           (10) $         (3) $              5
Net investment gains (losses) arising during
  the period.................................             (18)           --               --            --               (18)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --             2               --            --                 2
   Deferred income taxes.....................              --            --               --            (2)               (2)
   Policyholders' liabilities................              --            --                9            --                 9
                                              ---------------  ------------  ---------------  ------------  ----------------
Balance, December 31, 2017................... $             1  $          1  $            (1) $         (5) $             (4)
                                              ===============  ============  ===============  ============  ================

   --------
  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                     AOCI GAIN (LOSS)
                                               UNREALIZED                                    DEFERRED         RELATED TO
                                                  GAINS                                       INCOME        NET UNREALIZED
                                               (LOSSES) ON                 POLICYHOLDERS'    TAX ASSET        INVESTMENT
                                               INVESTMENTS       DAC        LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  -----------  ---------------  -------------  -----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $       1,526  $      (315) $          (232) $        (300) $             679
Net investment gains (losses) arising during
  the period.................................        (2,098)          --               --             --             (2,098)
Reclassification adjustment:
   Included in Net income (loss).............            (5)          --               --             --                 (5)
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --          354               --             --                354
   Deferred income taxes/(2)/................            --           --               --            425                425
   Policyholders' liabilities................            --           --              177             --                177
                                              -------------  -----------  ---------------  -------------  -----------------
BALANCE, DECEMBER 31, 2018................... $        (577) $        39  $           (55) $         125  $            (468)
                                              =============  ===========  ===============  =============  =================

Balance, January 1, 2017..................... $         428  $      (104) $          (188) $         (47) $              89
Net investment gains (losses) arising during
  the period.................................         1,085           --               --             --              1,085
Reclassification adjustment:
   Included in Net income (loss).............            13           --               --             --                 13
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         (211)              --             --               (211)
   Deferred income taxes.....................            --           --               --           (253)              (253)
   Policyholders' liabilities................            --           --              (44)            --                (44)
                                              -------------  -----------  ---------------  -------------  -----------------
Balance, December 31, 2017................... $       1,526  $      (315) $          (232) $        (300) $             679
                                              =============  ===========  ===============  =============  =================

   --------
  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
  /(2)/Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

   The following tables disclose the fair values and gross unrealized losses of the 1,471 issues at December 31, 2018 and the 620 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate.................................. $    8,369 $      306 $    6,161 $      393 $   14,530 $      699
  U.S. Treasury, government and agency.......      2,636         68      3,154        386      5,790        454
  States and political subdivisions..........         --         --         19          1         19          1
  Foreign governments........................        109          3         76         10        185         13
  Residential mortgage-backed................         --         --         13         --         13         --
  Asset-backed...............................        558         11          6         --        564         11
  Redeemable preferred stock.................        160         12         31          5        191         17
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $   11,832 $      400 $    9,460 $      795 $   21,292 $    1,195
                                              ========== ========== ========== ========== ========== ==========
December 31, 2017:
------------------
Fixed Maturities:
  Corporate.................................. $    2,102 $       17 $    1,163 $       39 $    3,265 $       56
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Residential mortgage-backed................         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $    4,315 $       23 $    4,255 $      224 $    8,570 $      247
                                              ========== ========== ========== ========== ========== ==========

   The Company's investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2018 and 2017 were $210 million and $182 million, respectively.

   Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018 and 2017, respectively, approximately $1,228 million and $1,309 million, or 2.9% and 3.8%, of the $42,492 million and $34,831 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized (losses) and gains of $(30) million and $5 million at December 31, 2018 and 2017, respectively.

   At December 31, 2018 and 2017, respectively, the $795 million and
   $224 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2018 or 2017. At December 31, 2018, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   At December 31, 2018 and 2017, respectively, the fair value of the Company's trading account securities was $15,166 million and $12,277 million. Also at December 31, 2018 and 2017, respectively, trading account securities included the General Account's investment in Separate Accounts, which had carrying values of $48 million and $49 million.

   Mortgage Loans

   The payment terms of mortgage loans may from time to time be restructured or modified.

   At December 31, 2018 and 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $19 million and $19 million, respectively.

   VALUATION ALLOWANCES FOR MORTGAGE LOANS:

   The change in the valuation allowance for credit losses for commercial mortgage loans during the years ended December 31, 2018, 2017 and 2016 was as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                              ------------------------------------
                                                  2018        2017         2016
                                              -----------  ----------- -----------
                                                          (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $         8  $         8 $         6
   Charge-offs...............................          --           --          --
   Recoveries................................          (1)          --          (2)
   Provision.................................          --           --           4
                                              -----------  ----------- -----------
Ending Balance, December 31,................. $         7  $         8 $         8
                                              ===========  =========== ===========

Ending Balance, December 31,.................
   Individually Evaluated for Impairment..... $         7  $         8 $         8
                                              ===========  =========== ===========

   There were no allowances for credit losses for agricultural mortgage loans in 2018, 2017 and 2016.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2018 and 2017. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS

                                                      DEBT SERVICE COVERAGE RATIO/(1)/
                                              -------------------------------------------------
                                                                                          LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO 1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X    1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- -------- ------- ------- ------ --------
                                                                    (IN MILLIONS)
DECEMBER 31, 2018:
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     780 $    21 $    247  $   24 $    -- $   -- $  1,072
  50% - 70%..................................     4,908     656    1,146     325     151     --    7,186
  70% - 90%..................................       260      --      117     370      98     --      845
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   5,948 $   677 $  1,510  $  746 $   249 $   -- $  9,130
                                              ========= ======= ========  ====== ======= ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     282 $   147 $    267  $  543 $   321 $   51 $  1,611
  50% - 70%..................................       112      46      246     379     224     31    1,038
  70% - 90%..................................        --      --       --      19      27     --       46
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     394 $   193 $    513  $  941 $   572 $   82 $  2,695
                                              ========= ======= ========  ====== ======= ====== ========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $   1,062 $   168 $    514  $  567 $   321 $   51 $  2,683
  50% - 70%..................................     5,020     702    1,392     704     375     31    8,224
  70% - 90%..................................       260      --      117     389     125     --      891
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Mortgage Loans......................... $   6,342 $   870 $  2,023  $1,687 $   821 $   82 $ 11,825
                                              ========= ======= ========  ====== ======= ====== ========

December 31, 2017:
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     742 $    -- $    320  $   74 $    -- $   -- $  1,136
  50% - 70%..................................     4,088     682    1,066     428     145     --    6,409
  70% - 90%..................................       169     110      196     272      50     --      797
  90% plus...................................        --      --       27      --      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   4,999 $   792 $  1,609  $  774 $   195 $   -- $  8,369
                                              ========= ======= ========  ====== ======= ====== ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     272 $   149 $    275  $  515 $   316 $   30 $  1,557
  50% - 70%..................................       111      46      227     359     221     49    1,013
  70% - 90%..................................        --      --       --       4      --     --        4
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     383 $   195 $    502  $  878 $   537 $   79 $  2,574
                                              ========= ======= ========  ====== ======= ====== ========

                                                      Debt Service Coverage Ratio/(1)/
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- ---------
                                                                     (in millions)

Total Mortgage Loans/(1)/
  0% - 50%...................................  $  1,014  $  149 $    595 $    589  $  316 $  30 $   2,693
  50% - 70%..................................     4,199     728    1,293      787     366    49     7,422
  70% - 90%..................................       169     110      196      276      50    --       801
  90% plus...................................        --      --       27       --      --    --        27
                                               --------  ------ -------- --------  ------ ----- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $  2,111 $  1,652  $  732 $  79 $  10,943
                                               ========  ====== ======== ========  ====== ===== =========

   --------
  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2018 and 2017, respectively:

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                      RECORDED
                                                                                                     INVESTMENT
                                                                                                     90 DAYS OR
                                                               90                           TOTAL       MORE
                                               30-59  60-89   DAYS                        FINANCING     AND
                                               DAYS   DAYS   OR MORE  TOTAL    CURRENT   RECEIVABLES  ACCRUING
                                              ------- ------ ------- -------- ---------- ----------- -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------

  Commercial................................. $    -- $   -- $    27 $     27 $    9,103 $     9,130 $        --
  Agricultural...............................      18      8      42       68      2,627       2,695          40
                                              ------- ------ ------- -------- ---------- ----------- -----------
TOTAL MORTGAGE LOANS......................... $    18 $    8 $    69 $     95 $   11,730 $    11,825 $        40
                                              ======= ====== ======= ======== ========== =========== ===========

December 31, 2017:
------------------

  Commercial................................. $    27 $   -- $    -- $     27 $    8,342 $     8,369 $        --
  Agricultural...............................      49      3      22       74      2,500       2,574          22
                                              ------- ------ ------- -------- ---------- ----------- -----------
Total Mortgage Loans......................... $    76 $    3 $    22 $    101 $   10,842 $    10,943 $        22
                                              ======= ====== ======= ======== ========== =========== ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2018 and 2017, respectively:

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                              INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- --------- --------------  ----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2018:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other.........  $      -- $      -- $      -- $           --   $      --
  Agricultural mortgage loans................          2         2        --             --          --
                                               --------- --------- --------- --------------   ---------
TOTAL........................................  $       2 $       2 $      -- $           --   $      --
                                               ========= ========= ========= ==============   =========

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (7) $           27  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       27 $       31 $       (7) $           27  $       --
                                              ========== ========== ==========  ==============  ==========

December 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (8) $           27  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       27 $       31 $       (8) $           27  $        2
                                              ========== ========== ==========  ==============  ==========

   --------
  /(1)/Represents a five-quarter average of recorded amortized cost.

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

   DERIVATIVES UTILIZED TO HEDGE EXPOSURE TO VARIABLE ANNUITIES WITH GUARANTEE FEATURES

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   DERIVATIVES UTILIZED TO HEDGE CREDITING RATE EXPOSURE ON SCS, SIO, MSO AND IUL PRODUCTS/INVESTMENT OPTIONS

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   DERIVATIVES USED FOR GENERAL ACCOUNT INVESTMENT PORTFOLIO

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2018, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,690 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2018 is approximately $24 million, representing the fair value of the total return swap contracts.

   DERIVATIVES USED TO HEDGE CURRENCY FLUCTUATIONS ON AFFILIATED LOANS

   The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                             AT DECEMBER 31, 2018

                                                             FAIR VALUE
                                                      ------------------------
                                                                               GAINS (LOSSES)
                                            NOTIONAL     ASSET      LIABILITY    REPORTED IN
                                             AMOUNT   DERIVATIVES  DERIVATIVES EARNINGS (LOSS)
                                            --------- ------------ ----------- ---------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES/(1)(4)/:
Equity contracts:
  Futures.................................. $  10,411 $         -- $        -- $           550
  Swaps....................................     7,697          140         168             675
  Options..................................    21,698        2,119       1,163            (899)
Interest rate contracts:
  Swaps....................................    27,003          632         194            (456)
  Futures..................................    11,448           --          --             118
Credit contracts:
  Credit default swaps.....................     1,282           17          --              (3)
Other freestanding contracts:
  Foreign currency contracts...............     2,097           27          14               6
  Margin...................................        --            7           5              --
  Collateral...............................        --            3       1,564              --

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(4)/..........        --        1,991          --          (1,068)
  GMxB derivative features
   liability/(2)(4)/.......................        --           --       5,431            (786)
  SCS, SIO, MSO and IUL indexed
   features/(3)(4)/........................        --           --         687             853
                                            --------- ------------ ----------- ---------------
   Balances, December 31, 2018............. $  81,636 $      4,936 $     9,226 $        (1,010)
                                            ========= ============ =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and IUL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                             At December 31, 2017

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (in millions)
Freestanding Derivatives/(1)(4)/:
Equity contracts:
  Futures.................................... $  2,950 $        --  $       -- $          (655)
  Swaps......................................    4,587           3         125            (842)
  Options....................................   20,630       3,334       1,426           1,203

                                                                   Fair Value
                                                             -----------------------
                                                                                     Gains (Losses)
                                                   Notional     Asset     Liability    Reported In
                                                    Amount   Derivatives Derivatives Earnings (Loss)
                                                   --------- ----------- ----------- ---------------
                                                                     (in millions)
Interest rate contracts:
  Swaps........................................... $  18,988 $       319 $       190 $           655
  Futures.........................................    11,032          --          --             125
Credit contracts:
  Credit default swaps............................     2,057          34           2              21
Other freestanding contracts:
  Foreign currency contracts......................     1,297          11           2             (38)
  Margin..........................................        --          18          --              --
  Collateral......................................        --           3       1,855              --

Embedded Derivatives:
  GMIB reinsurance contracts/(4)/.................        --      10,488          --              69
  GMxB derivative features liability/(2)(4)/......        --          --       4,256           1,592
  SCS, SIO, MSO and IUL indexed features/(3)(4)/..        --          --       1,698          (1,236)
                                                   --------- ----------- ----------- ---------------
   Balances, December 31, 2017.................... $  61,541 $    14,210 $     9,554 $           894
                                                   ========= =========== =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and UIL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   Equity-Based and Treasury Futures Contracts Margin

   All outstanding equity-based and treasury futures contracts at December 31, 2018 are exchange-traded and net settled daily in cash. At December 31, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $245 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $70 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

   Collateral Arrangements

   The Company generally has executed a Credit Support Annex ("CSA") under the International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") it maintains with each of its over-the-counter ("OTC") derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2018 and 2017, respectively, the Company held $1,564 million and $1,855 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $3 million and $3 million at December 31, 2018 and 2017, respectively, in the normal operation of its collateral arrangements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2018 and 2017, the balance outstanding under securities repurchase transactions was $573 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Obligations under Funding Agreements" in Note 17 -- Commitments and Contingent Liabilities.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2018:

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2018

                                                              GROSS
                                                GROSS         AMOUNT        NET AMOUNT
                                                AMOUNT    OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ----------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     2,946  $       2,912 $             34
  Other financial instruments................       1,520             --            1,520
                                              -----------  ------------- ----------------
   Other invested assets..................... $     4,466  $       2,912 $          1,554
                                              ===========  ============= ================
LIABILITIES
  Total Derivatives.......................... $     3,109  $       2,912 $            197
  Other financial liabilities................       1,263             --            1,263
                                              -----------  ------------- ----------------
   Other liabilities......................... $     4,372  $       2,912 $          1,460
                                              ===========  ============= ================
  Securities sold under agreement to
   repurchase/(1)/........................... $       571  $          -- $            571
                                              ===========  ============= ================

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2018.

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2018

                                               NET AMOUNT  COLLATERAL (RECEIVED)/HELD
                                              PRESENTED IN ------------------------
                                              THE BALANCE   FINANCIAL                    NET
                                                 SHEETS    INSTRUMENTS    CASH/(3)/     AMOUNT
                                              ------------ -----------   -----------  ---------
                                                                (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $      1,397 $        --   $    (1,363) $      34
  Other financial instruments................        1,520          --            --      1,520
                                              ------------ -----------   -----------  ---------
   Other invested assets..................... $      2,917 $        --   $    (1,363) $   1,554
                                              ============ ===========   ===========  =========
LIABILITIES
  Total Derivatives.......................... $        197 $        --   $        --  $     197
  Other financial liabilities................        1,263          --            --      1,263
                                              ------------ -----------   -----------  ---------
   Other liabilities......................... $      1,460 $        --   $        --  $   1,460
                                              ============ ===========   ===========  =========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $        571 $      (588)  $        --  $     (17)
                                              ============ ===========   ===========  =========

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.
   /(2)/US Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                               DECEMBER 31, 2018

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90  GREATER THAN
                                               CONTINUOUS      DAYS     DAYS     90 DAYS        TOTAL
                                              -------------- --------- ------- ------------- -----------
                                                                    (IN MILLIONS)
Securities sold under agreement
  to repurchase/(1)/
  U.S. Treasury and agency securities........ $           -- $     571 $    -- $          -- $       571
                                              -------------- --------- ------- ------------- -----------
Total........................................ $           -- $     571 $    -- $          -- $       571
                                              ============== ========= ======= ============= ===========

   --------
   /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                               Gross
                                                 Gross         Amount         Net Amount
                                                 Amount    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (in millions)
Assets
  Total Derivatives.......................... $      3,740 $         3,614 $            126
  Other financial instruments................        1,704              --            1,704
                                              ------------ --------------- ----------------
   Other invested assets..................... $      5,444 $         3,614 $          1,830
                                              ============ =============== ================
Liabilities
  Total Derivatives.......................... $      3,614 $         3,614 $             --
  Other financial liabilities................        1,242              --            1,242
                                              ------------ --------------- ----------------
   Other liabilities......................... $      4,856 $         3,614 $          1,242
                                              ============ =============== ================
  Securities sold under agreement to
   repurchase/(1)/........................... $      1,882 $            -- $          1,882
                                              ============ =============== ================

   --------
   /(1)/Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                               Net Amount   Collateral (Received)/Held
                                              Presented in  ------------------------
                                              the Balance    Financial                    Net
                                                 Sheets     Instruments    Cash/(3)/     Amount
                                              ------------- ------------  -----------  -----------
                                                                 (in millions)
Assets
  Total derivatives.......................... $       1,954 $         --  $    (1,828) $       126
  Other financial instruments................         1,704           --           --        1,704
                                              ------------- ------------  -----------  -----------
   Other invested assets..................... $       3,658 $         --  $    (1,828) $     1,830
                                              ============= ============  ===========  ===========

                                               Net Amount    Collateral (Received)/Held
                                              Presented in  ---------------------------
                                              the Balance     Financial                    Net
                                                 Sheets      Instruments     Cash/(3)/    Amount
                                              ------------- -------------  ------------  --------
                                                                 (in millions)
Liabilities
  Other financial liabilities................ $       1,242 $          --  $         --  $  1,242
                                              ------------- -------------  ------------  --------
   Other liabilities......................... $       1,242 $          --  $         --  $  1,242
                                              ============= =============  ============  ========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $       1,882 $      (1,988) $        (21) $   (127)
                                              ============= =============  ============  ========

   --------
  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.
  /(2)/U.S. Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is included in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                             AT DECEMBER 31, 2017

                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                               Overnight and  Up to 30   30-90    Greater Than
                                                Continuous      days     days       90 days      Total
                                              --------------- -------- --------- -------------- --------
                                                                    (in millions)
Securities sold under agreement to
  repurchase/(1)/
  U.S. Treasury and agency securities........ $            -- $  1,882 $      -- $           -- $  1,882
                                              --------------- -------- --------- -------------- --------
Total........................................ $            -- $  1,882 $      -- $           -- $  1,882
                                              =============== ======== ========= ============== ========

   --------
   /(1)/Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                           YEARS ENDED DECEMBER 31
                                                        ----------------------------
                                                          2018      2017      2016
                                                        --------  --------  --------
                                                                (IN MILLIONS)
Fixed maturities....................................... $  1,540  $  1,365  $  1,418
Mortgage loans on real estate..........................      494       453       461
Real estate held for the production of income..........       (6)        2        --
Repurchase agreement...................................       --        --         1
Other equity investments...............................      123       169        55
Policy loans...........................................      201       205       210
Trading securities.....................................      128       258        64
Other investment income................................       69        54        16
                                                        --------  --------  --------
  Gross investment income (loss).......................    2,549     2,506     2,225
Investment expenses/(1)/...............................      (71)      (65)      (57)
                                                        --------  --------  --------
  Net Investment Income (Loss)......................... $  2,478  $  2,441  $  2,168
                                                        ========  ========  ========

   --------
  /(1)/Investment expenses includes expenses related to the management of the two buildings sold in 2016.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended December 31, 2018, 2017 and 2016:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2018    2017    2016
                                                       -------  ------  ------
                                                            (IN MILLIONS)
Net investment gains (losses) recognized during the
  period on securities held at the end of the period.. $  (174) $   63  $  (45)
Net investment gains (losses) recognized on
  securities sold during the period...................     (24)    (19)    (11)
                                                       -------  ------  ------
Unrealized and realized gains (losses) on trading
  securities..........................................    (198)     44     (56)
Interest and dividend income from trading securities..     326     214     120
                                                       -------  ------  ------
Net investment income (loss) from trading securities.. $   128  $  258  $   64
                                                       =======  ======  ======

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              -------  ---------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $     6  $    (130) $     (3)
Mortgage loans on real estate................      --          2        (2)
Other equity investments.....................      --          3        --
Other........................................      (2)        --        23
                                              -------  ---------  --------
Investment gains (losses), net............... $     4  $    (125) $     18
                                              =======  =========  ========

   For the years ended December 31, 2018, 2017 and 2016, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders' account balances totaled $3 million, $3 million and $4 million.

4) INTANGIBLE ASSETS

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $115 million and $96 million at December 31, 2018 and 2017, respectively, and is recorded in Other assets. Amortization of capitalized software in 2018, 2017 and 2016 was $35 million, $37 million and $42 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss). Amortization expense for capitalized software is expected to be approximately $43 million in 2019, $47 million in 2020, $47 million in 2021, $47 million in 2022 and $47 million in 2023.

5) CLOSED BLOCK

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Summarized financial information for the Company's Closed Block is as follows:

                                                         AS OF DECEMBER 31,
                                                        ---------------------
                                                           2018       2017
                                                        ---------- ----------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other................................... $    6,709 $    6,958
Policyholder' dividend obligation......................         --         19
Other liabilities......................................         47        271
                                                        ---------- ----------
Total Closed Block liabilities.........................      6,756      7,248
                                                        ---------- ----------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value
  (amortized cost of $ 3,680 and $3,923)...............      3,672      4,070
Mortgage loans on real estate, net of valuation
  allowance of $-- and $--.............................      1,824      1,720
Policy loans...........................................        736        781
Cash and other invested assets.........................         76        351
Other assets...........................................        179        182
                                                        ---------- ----------
Total assets designated to the Closed Block............      6,487      7,104
                                                        ---------- ----------
Excess of Closed Block liabilities over assets
  designated to the Closed Block.......................        269        144
Amounts included in Accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of
   policyholders' dividend obligation of $-- and $19...          8        138
                                                        ---------- ----------
  Maximum future income to be recognized from closed
   block assets and liabilities........................ $      277 $      282
                                                        ========== ==========

   The Company's Closed Block revenues and expenses follow:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
REVENUES:
Premiums and other income.................... $    194  $    224  $    212
Net investment income (loss).................      291       314       349
Investment gains (losses), net...............       (3)      (20)       (1)
                                              --------  --------  --------
  Total revenues.............................      482       518       560
                                              --------  --------  --------

                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                                2018        2017        2016
                                             ----------  ----------  ----------
                                                        (IN MILLIONS)
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends....... $      471  $      537  $      522
Other operating costs and expenses..........          3           2           4
                                             ----------  ----------  ----------
  Total benefits and other deductions.......        474         539         526
                                             ----------  ----------  ----------
Net income, before income taxes.............          8         (21)         34
  Income tax (expense) benefit..............         (3)        (36)        (12)
                                             ----------  ----------  ----------
Net income (losses)......................... $        5  $      (57) $       22
                                             ==========  ==========  ==========

   A reconciliation of the Company's policyholders' dividend obligation follows:

                                                                DECEMBER 31,
                                                             ------------------
                                                               2018      2017
                                                             --------  --------
                                                                (IN MILLIONS)
Balance, beginning of year.................................. $     19  $     52
Unrealized investment gains (losses)........................      (19)      (33)
                                                             --------  --------
Balance, end of year........................................ $     --  $     19
                                                             ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred policy acquisition cost asset for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2018     2017     2016
                                              -------  -------  -------
                                                    (IN MILLIONS)
Balance, beginning of year................... $ 4,492  $ 5,025  $ 5,079
Capitalization of commissions, sales and
  issue expenses.............................     597      578      594
Amortization:
  Impact of assumptions updates and
   model changes.............................     165     (247)    (193)
All other....................................    (596)    (653)    (449)
                                              -------  -------  -------
  Total amortization.........................    (431)    (900)    (642)
                                              -------  -------  -------
Change in unrealized investment gains
  and losses.................................     353     (211)      (6)
                                              -------  -------  -------
Balance, end of year......................... $ 5,011  $ 4,492  $ 5,025
                                              =======  =======  =======

   Changes in the deferred asset for policyholder bonus interest credits for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    473  $    504  $    534
Policyholder bonus interest credits deferred.        4         6        13
Amortization charged to income...............      (51)      (37)      (43)
                                              --------  --------  --------
Balance, end of year......................... $    426  $    473  $    504
                                              ========  ========  ========

7) FAIR VALUE DISCLOSURES

   The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018

                                                LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
                                                ------- -------- ------- --------
                                                          (IN MILLIONS)
ASSETS
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $    -- $ 25,202 $ 1,174 $ 26,376
   U.S. Treasury, government and agency........      --   13,335      --   13,335
   States and political subdivisions...........      --      416      38      454
   Foreign governments.........................      --      519      --      519
   Residential mortgage-backed/(2)/............      --      202      --      202
   Asset-backed/(3)/...........................      --       71     519      590
   Redeemable preferred stock..................     163      276      --      439
                                                ------- -------- ------- --------
     Total fixed maturities,
       available-for-sale......................     163   40,021   1,731   41,915

                                               LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                              --------- --------- -------- ---------
                                                          (IN MILLIONS)
  Other equity investments................... $      12 $      -- $     -- $      12
  Trading securities.........................       218    14,919       29    15,166
  Other invested assets:
   Short-term investments....................        --       412       --       412
   Assets of consolidated VIEs/VOEs..........        --        --       19        19
   Swaps.....................................        --       423       --       423
   Credit default swaps......................        --        17       --        17
   Options...................................        --       956       --       956
                                              --------- --------- -------- ---------
     Total other invested assets.............        --     1,808       19     1,827
Cash equivalents.............................     2,160        --       --     2,160
GMIB reinsurance contracts asset.............        --        --    1,991     1,991
Separate Accounts assets.....................   105,159     2,733      374   108,266
                                              --------- --------- -------- ---------
   Total Assets.............................. $ 107,712 $  59,481 $  4,144 $ 171,337
                                              ========= ========= ======== =========
LIABILITIES
GMxB derivative features' liability.......... $      -- $      -- $  5,431 $   5,431
SCS, SIO, MSO and IUL indexed
  features' liability........................        --       687       --       687
                                              --------- --------- -------- ---------
   Total Liabilities......................... $      -- $     687 $  5,431 $   6,118
                                              ========= ========= ======== =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 Level 1    Level 2   Level 3    Total
                                                ---------- --------- --------- ----------
                                                              (in millions)
Assets
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $       -- $  20,343 $   1,139 $   21,482
   U.S. Treasury, government and agency........         --    13,135        --     13,135
   States and political subdivisions...........         --       441        40        481
   Foreign governments.........................         --       409        --        409
   Residential mortgage-backed/(2)/............         --       251        --        251
   Asset-backed/(3)/...........................         --        88         8         96
   Redeemable preferred stock..................        180       324        --        504
                                                ---------- --------- --------- ----------
     Total fixed maturities,
       available-for-sale......................        180    34,991     1,187     36,358
  Other equity investments.....................         13        --        --         13
  Trading securities...........................        180    12,097        --     12,277
  Other invested assets........................
   Short-term investments......................         --       763        --        763
   Assets of consolidated VIEs/VOEs............         --        --        25         25
   Swaps.......................................         --        15        --         15
   Credit default swaps........................         --        33        --         33
   Options.....................................         --     1,907        --      1,907
                                                ---------- --------- --------- ----------
     Total other invested assets...............         --     2,718        25      2,743
Cash equivalents...............................      1,908        --        --      1,908
Segregated securities..........................         --         9        --          9
GMIB reinsurance contracts asset...............         --        --    10,488     10,488
Separate Accounts assets.......................    118,983     2,983       349    122,315
                                                ---------- --------- --------- ----------
   Total Assets................................ $  121,264 $  52,798 $  12,049 $  186,111
                                                ========== ========= ========= ==========

                                              Level 1  Level 2  Level 3    Total
                                              -------- ------- --------- ---------
                                                         (in millions)
Liabilities
GMxB derivative features' liability.......... $     -- $    -- $   4,256 $   4,256
SCS, SIO, MSO and IUL indexed
  features' liability........................       --   1,698        --     1,698
                                              -------- ------- --------- ---------
   Total Liabilities......................... $     -- $ 1,698 $   4,256 $   5,954
                                              ======== ======= ========= =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The fair values of the Company's public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   The net fair value of the Company's freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company's AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   Certain Company products such as the SCS and EQUI-VEST variable annuity products, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6-year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   The Company's investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $184 million and $69 million at December 31, 2018 and 2017, respectively, to recognize incremental counterparty non-performance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's consolidated VIEs/VOEs hold investments that are classified as Level 3 and primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2018, 2017 and 2016 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               STATE AND                 COMMERCIAL
                                                               POLITICAL       FOREIGN   MORTGAGE-
                                                 CORPORATE    SUBDIVISIONS   GOVERNMENTS   BACKED   ASSET-BACKED
                                                -----------  --------------  ----------- ---------- ------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $     1,139  $           40  $        -- $       -- $          8
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............           7              --           --         --           (2)
     Investment gains (losses), net............          (8)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
  Subtotal.....................................          (1)             --           --         --           (2)
                                                -----------  --------------  ----------- ---------- ------------
Other comprehensive income (loss)..............         (20)             (1)          --         --           (7)
Purchases......................................         322              --           --         --          550
Sales..........................................        (321)             (1)          --         --          (30)
Transfers into Level 3/(1)/....................          83              --           --         --           --
Transfers out of Level 3/(1)/..................         (28)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
BALANCE, DECEMBER 31, 2018..................... $     1,174  $           38  $        -- $       -- $        519
                                                ===========  ==============  =========== ========== ============

                                                             STATE AND                   COMMERCIAL
                                                             POLITICAL       FOREIGN     MORTGAGE-     ASSET-
                                                CORPORATE   SUBDIVISIONS   GOVERNMENTS     BACKED      BACKED
                                                ---------  -------------  ------------  ------------  --------
                                                                         (IN MILLIONS)
Balance, January 1, 2017....................... $     845  $          42  $         --  $        349  $     24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --            --            (2)       --
     Investment gains (losses), net............         2             --            --           (63)       15
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         7             --            --           (65)       15
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         4             (1)           --            45        (9)
Purchases......................................       612             --            --            --        --
Sales..........................................      (331)            (1)           --          (329)      (21)
Transfers into Level 3/(1)/....................         7             --            --            --        --
Transfers out of Level 3/(1)/..................        (5)            --            --            --        (1)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2017..................... $   1,139  $          40  $         --  $         --  $      8
                                                =========  =============  ============  ============  ========

Balance, January 1, 2016....................... $     420  $          45  $          1  $        503  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         7             (2)           --            14         1
Purchases......................................       572             --            --            --        --
Sales..........................................      (142)            (1)           --           (87)       (8)
Transfers into Level 3/(1)/....................        25             --            --            --        --
Transfers out of Level 3/(1)/..................       (38)            --            (1)          (14)       (9)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2016..................... $     845  $          42  $         --  $        349  $     24
                                                =========  =============  ============  ============  ========

                                                                                                        GMXB
                                                REDEEMABLE                       GMIB      SEPARATE  DERIVATIVE
                                                PREFERRED    OTHER EQUITY     REINSURANCE  ACCOUNT    FEATURES
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS   LIABILITY
                                                ----------- ---------------  ------------  --------  ----------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $        -- $            25  $     10,488  $    349  $   (4,256)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --              --            --        26          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --              --          (972)       --        (296)
     Non-performance risk/(4)/.................          --              --           (96)       --        (490)
                                                ----------- ---------------  ------------  --------  ----------
  Subtotal.....................................          --              --        (1,068)       26        (786)
                                                ----------- ---------------  ------------  --------  ----------
Purchases/(2)/.................................          --              29            96         5        (403)
Sales/(3)/.....................................          --              --           (62)       (1)         14
Settlements....................................          --              --        (7,463)       (5)         --
Activity related to consolidated VIEs/ VOEs....          --              (6)           --        --          --
Transfers into Level 3/(1)/....................          --               5            --        --          --
Transfers out of Level 3/(1)/..................          --              (5)           --        --          --
                                                ----------- ---------------  ------------  --------  ----------
BALANCE, DECEMBER 31, 2018..................... $        -- $            48  $      1,991  $    374  $   (5,431)
                                                =========== ===============  ============  ========  ==========

                                                                                                        GMXB
                                                 REDEEMABLE                      GMIB      SEPARATE  DERIVATIVE
                                                 PREFERRED    OTHER EQUITY    REINSURANCE  ACCOUNT    FEATURES
                                                   STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                -----------  ---------------  -----------  --------  ----------
Balance, January 1, 2017....................... $         1   $           40  $    10,313  $    313  $   (5,473)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        29          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --           (6)       --       1,443
     Non-performance risk/(4)/.................          --               --           75        --         149
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --           69        29       1,592
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive............................
income(loss)...................................          (1)              --           --        --          --
Purchases/(2)/.................................          --               --          221        13        (381)
Sales/(3)/.....................................          --               --         (115)       (2)          6
Settlements....................................          --               --           --        (4)         --
Activity related to consolidated VIEs/ VOEs....          --              (15)          --        --          --
Transfers into level 3/(1)/....................          --               --           --        --          --
Transfers out of level 3/(1)/..................          --               --           --        --          --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2017..................... $        --   $           25  $    10,488  $    349  $   (4,256)
                                                ===========   ==============  ===========  ========  ==========

Balance, January 1, 2016....................... $        --   $            1  $    10,582  $    313  $   (5,266)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        19          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --         (242)       --        (126)
     Non-performance risk/(4)/.................          --               --          (20)       --         263
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --         (262)       19         137
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive income (loss)..............          --               (1)          --        --          --
Purchases/(2)/.................................           1               --          223        10        (348)
Sales/(3)/.....................................          --               --         (230)       --           4
Settlements....................................          --               --           --        (7)         --
Activities related to consolidated VIEs/ VOEs..          --               40           --        --          --
Transfers into level 3/(1)/....................          --               --           --         1          --
Transfers out of level 3/(1)/..................          --                            --       (23)         --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2016..................... $         1   $           40  $    10,313  $    313  $   (5,473)
                                                ===========   ==============  ===========  ========  ==========

   --------
  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/The Company's non-performance risk is recorded through Net derivative gains (losses).

   The table below details changes in unrealized gains (losses) for 2018, 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2018, 2017 and 2016 respectively.

                                                         EARNINGS (LOSS)
                                                ---------------------------------
                                                                  NET
                                                 INVESTMENT    DERIVATIVE
                                                    GAINS        GAINS
                                                (LOSSES), NET   (LOSSES)     OCI
                                                ------------- -----------  ------
                                                          (IN MILLIONS)
HELD AS OF DECEMBER 31, 2018:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $  (18)
     State and political subdivisions..........            --          --      (1)
     Asset-backed..............................            --          --      (7)
                                                ------------- -----------  ------
       Subtotal................................            --          --     (26)
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --      (1,068)     --
   Separate Accounts assets/(1)/...............            26          --      --
   GMxB derivative features liability..........            --        (786)     --
                                                ------------- -----------  ------
       Total................................... $          26 $    (1,854) $  (26)
                                                ============= ===========  ======
Held as of December 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $    4
     Commercial mortgage-backed................            --          --      45
     Asset-backed..............................            --          --      (9)
       Subtotal................................            --          --      40
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --          69      --
                                                ------------- -----------  ------
   Separate Accounts assets/(1)/...............            29          --      --
   GMxB derivative features liability..........            --       1,592      --
                                                ------------- -----------  ------
       Total................................... $          29 $     1,661  $   40
                                                ============= ===========  ======
Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $   11
     State and political subdivisions..........            --          --      (1)
     Commercial mortgage-backed................            --          --       9
     Asset-backed..............................            --          --       1
                                                ------------- -----------  ------
       Subtotal................................            --          --      20
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --        (262)     --
   Separate Accounts assets/(1)/...............            20          --      --
   GMxB derivative features liability..........            --         137      --
                                                ------------- -----------  ------
       Total................................... $          20 $      (125) $   20
                                                ============= ===========  ======

   --------
   /(1)/There is an investment expense that offsets this investment gain (loss).

   The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2018 and 2017, respectively.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2018

                                FAIR            VALUATION                 SIGNIFICANT                       WEIGHTED
                                VALUE           TECHNIQUE              UNOBSERVABLE INPUT         RANGE     AVERAGE
                                ------ ---------------------------- ------------------------  ------------- --------
                                                                   (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for- sale:
   Corporate................... $   93 Matrix pricing model            Spread over Benchmark  15 - 580 BPS  104 BPS

                                   881 Market comparable companies                    EBITDA  4.1X - 37.8X   12.1X
                                                                          multiples Discount  6.4% - 16.5%   10.7%
                                                                    rate Cash flow multiples  1.8X - 18.0X   11.4X
--------------------------------------------------------------------------------------------------------------------

Separate Accounts assets.......    352 Third party appraisal        Capitalization rate Exit      4.4%
                                                                              capitalization      5.6%
                                                                          rate Discount rate      6.5%

                                     1 Discounted cash flow                 Spread over U.S.
                                                                     Treasury curve Discount     248 BPS
                                                                                      factor      5.1%
--------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                                                      Lapse rates Withdrawal
  contract asset...............  1,991   Discounted cash flow              rates Utilization  1.0% - 6.27%
                                                                       rates Non-performance   0.0% - 8.0%
                                                                                        risk  0.0% - 16.0%
                                                                          Volatility rates -  74 - 159 BPS
                                                                            Equity Mortality  10.0% - 34.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.18%
                                                                     40 Ages 41 - 60 Ages 60  0.07% - 0.54%
                                                                                       - 115  0.42% - 42.0%
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMIBNLG........................  5,341 Discounted cash flow                  Non-performance     189 BPS
                                                                                  risk Lapse  0.8% - 26.2%
                                                                      rates Withdrawal rates  0.0% - 12.1%
                                                                     Annuitization Mortality  0.0% - 100.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.19%
                                                                     40 Ages 41 - 60 Ages 60  0.06% - 0.53%
                                                                                       - 115  0.41% - 41.2%
--------------------------------------------------------------------------------------------------------------------

GWBL/GMWB......................    130 Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 7.0%
                                                                    rates Volatility rates -   100% AFTER
                                                                                      Equity      DELAY
                                                                                              10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GIB............................   (48) Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 8.0%
                                                                    rates Volatility rates -  0.0% - 16.0%
                                                                                      Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GMAB...........................      7 Discounted cash flow           Lapse rates Volatility   1.0% - 5.7%
                                                                              rates - Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2017

                                Fair         Valuation                  Significant                           Weighted
                                Value        Technique               Unobservable Input             Range     Average
                               ------- ---------------------- --------------------------------- ------------- --------
                                                                (in millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 - 565 bps  125 bps

                                   789 Market comparable                       EBITDA multiples 5.3x - 27.9x   12.9x
                                         companies                                Discount rate 7.2% - 17.0%   11.1%
                                                                            Cash flow multiples 9.0x - 17.7x   13.1x
----------------------------------------------------------------------------------------------------------------------

Separate Accounts assets......     326 Third party appraisal                Capitalization rate     4.6%
                                                                       Exit capitalization rate      5.6%
                                                                                  Discount rate     6.6%

                                     1 Discounted cash flow
                                                                Spread over U.S. Treasury curve    243 bps
                                                                                Discount factor     4.4%
----------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                10,488 Discounted cash flow                         Lapse rates  1.0% - 6.3%
  contract asset..............                                                 Withdrawal rates  0.0% - 8.0%
                                                                         GMIB Utilization rates 0.0% - 16.0%
                                                                           Non-performance risk 5bps - 10bps
                                                                      Volatility rates - Equity 9.9% - 30.9%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.18%
                                                                                   Ages 41 - 60 0.07% - 0.54%
                                                                                  Ages 60 - 115 0.42% - 42.0%
----------------------------------------------------------------------------------------------------------------------

Liabilities:
GMIBNLG.......................   4,149 Discounted cash flow                Non-performance risk     1.0%
                                                                                    Lapse rates 0.8% - 26.2%
                                                                               Withdrawal rates 0.0% - 12.4%
                                                                              Utilization rates 0.0% - 16.0%
                                                                           NLG Forfeiture rates  0.6% - 2.1%
                                                                    Long-term equity volatility     20.0%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.19%
                                                                                   Ages 41 - 60 0.06% - 0.53%
                                                                                  Ages 60 - 115 0.41% - 41.2%
----------------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................     130 Discounted cash flow                         Lapse rates  0.9% - 5.7%
                                                                               Withdrawal rates  0.0% - 7.0%
                                                                              Utilization rates 0.0% - 16.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GIB...........................    (27) Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GMAB..........................       5 Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

   Excluded from the tables above at December 31, 2018 and 2017, respectively, are approximately $826 million and $392 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2018 and 2017, there were no Level 3 securities that were determined by application of a matrix-pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2018 and 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2018 and 2017, primarily consist of a private real estate fund and mortgage loans. A third-party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

   The carrying values and fair values at December 31, 2018 and 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below.

                                                                     FAIR VALUE
                                               CARRYING  -----------------------------------
                                                VALUE    LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              ---------- -------- -------- -------- --------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
Mortgage loans on real estate................ $   11,818 $     -- $     -- $ 11,478 $ 11,478
Loans to affiliates..........................        600       --      603       --      603
Policyholders' liabilities:
  Investment contracts.......................      1,974       --       --    2,015    2,015
FHLBNY funding agreements....................      4,002       --    3,956       --    3,956
Policy loans.................................      3,267       --       --    3,944    3,944
Short-term and long-term debt................         --       --       --       --       --
Loans from affiliates........................        572       --      572       --      572
Separate Accounts liabilities................      7,406       --       --    7,406    7,406

December 31, 2017:
Mortgage loans on real estate................ $   10,935 $     -- $     -- $ 10,895 $ 10,895
Loans to affiliates..........................        703       --      700       --      700
Policyholders' liabilities:
  Investment contracts.......................      2,068       --       --    2,170    2,170
FHLBNY funding agreements....................      3,014       --    3,020       --    3,020
Policy loans.................................      3,315       --       --    4,210    4,210
Short-term and long-term debt................        203       --      202       --      202
Separate Accounts liabilities................      7,537       --       --    7,537    7,537

   As our COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures are determined by a third-party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper with short-term maturities and carrying value approximates fair value. The fair values for the Company's other long-term debt are determined by Bloomberg's evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

   Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   LIABILITIES FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES AND NO NLG FEATURE

   The change in the liabilities for variable annuity contracts with GMDB and GMIB features and no NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders' liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

CHANGE IN LIABILITY FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                                      AND
                                NO NLG FEATURE

             FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                    GMDB              GMIB
                                              ----------------  ----------------
                                               DIRECT   CEDED   DIRECT    CEDED
                                              -------  -------  ------  --------
                                                         (IN MILLIONS)

Balance at January 1, 2016................... $ 2,991  $(1,430) $3,886  $(10,575)
  Paid guarantee benefits....................    (357)     174    (281)      230
  Other changes in reserve...................     525     (302)    203        31
                                              -------  -------  ------  --------
Balance at December 31, 2016.................   3,159   (1,558)  3,808   (10,314)
  Paid guarantee benefits....................    (354)     171    (151)      115
  Other changes in reserve...................   1,249     (643)  1,097      (289)
                                              -------  -------  ------  --------
Balance at December 31, 2017.................   4,054   (2,030)  4,754   (10,488)
  Paid guarantee benefits....................    (394)      70    (153)       61
  Other changes in reserve...................     994    1,853    (860)    8,435
                                              -------  -------  ------  --------
Balance at December 31, 2018................. $ 4,654  $  (107) $3,741  $ (1,992)
                                              =======  =======  ======  ========

   LIABILITIES FOR EMBEDDED AND FREESTANDING INSURANCE RELATED DERIVATIVES

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

   ACCOUNT VALUES AND NET AMOUNT AT RISK

   Account Values and Net Amount at Risk ("NAR") for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2018 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

         DIRECT VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                            AS OF DECEMBER 31, 2018

                                                                     GUARANTEE TYPE
                                               ---------------------------------------------------------
                                                RETURN OF
                                                 PREMIUM     RATCHET      ROLL-UP     COMBO      TOTAL
                                               ----------  -----------  ----------  ---------  ---------
                                                      (IN MILLIONS; EXCEPT AGE AND INTEREST RATE)
Variable annuity contracts with GMDB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $   14,035  $       102  $       61  $     184  $  14,382
   Separate Accounts..........................     41,463        8,382       2,903     30,406     83,154
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $   55,498  $     8,484  $    2,964  $  30,590  $  97,536
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $      418  $       791  $    2,291  $  20,587  $  24,087
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $      418  $       772  $    1,615  $  20,587  $  23,392
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................       51.4         67.0        73.6       69.0       55.3
  Percentage of policyholders over age 70.....       10.0%        43.0%       65.5%      49.9%      18.8%
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

Variable annuity contracts with GMIB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $       --  $        --  $       19  $     251  $     270
   Separate Accounts..........................         --           --      19,407     33,428     52,835
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $       --  $        --  $   19,426  $  33,679  $  53,105
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $       --  $        --  $      994  $   9,156  $  10,150
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $       --  $        --  $      309  $   8,268  $   8,577
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................        N/A          N/A        68.9       68.8       68.8
  Weighted average years remaining
   until annuitization........................        N/A          N/A         1.7        0.5        0.6
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 10.

   Separate Account Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

   The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company's variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                      AS OF DECEMBER 31,
                                              -----------------------------------
                                                    2018              2017
                                              ----------------- -----------------
                                                GMDB     GMIB     GMDB     GMIB
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
Investment type:
----------------
Equity....................................... $ 35,541 $ 15,759 $ 41,658 $ 19,676
Fixed income.................................    5,173    2,812    5,469    3,110
Balanced.....................................   41,588   33,974   46,577   38,398
Other........................................      852      290      968      314
                                              -------- -------- -------- --------
Total........................................ $ 83,154 $ 52,835 $ 94,672 $ 61,498
                                              ======== ======== ======== ========

   Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

   Variable and Interest-Sensitive Life Insurance Policies -- NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The change in the liabilities for NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets is summarized in the table below:

                                                     DIRECT    REINSURANCE
                                                    LIABILITY     CEDED      NET
                                                   ----------  -----------  -----
                                                            (IN MILLIONS)
Balance at January 1, 2016........................ $    1,144  $      (510) $ 634
  Other changes in reserves.......................         38          (96)   (58)
                                                   ----------  -----------  -----
Balance at December 31, 2016......................      1,182         (606)   576
  Paid guarantee benefits.........................        (24)          --    (24)
  Other changes in reserves.......................       (466)         (58)  (524)
                                                   ----------  -----------  -----
Balance at December 31, 2017......................        692         (664)    28
  Paid guarantee benefits.........................        (23)          --    (23)
  Other changes in reserves.......................        118          (69)    49
                                                   ----------  -----------  -----
Balance at December 31, 2018...................... $      787  $      (733) $  54
                                                   ==========  ===========  =====

9) REVENUE RECOGNITION

   See "Revenue Recognition" in Note 2 for a description of the revenues presented in the table below. The adoption of ASC 606 had no material impact on revenue recognition in 2018. The table below presents the revenues recognized for the years ended December 31, 2018, 2017 and 2016, disaggregated by category:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2018     2017    2016
                                                       -------- -------- ------
                                                            (IN MILLIONS)
Investment management, advisory and service fees:
  Base fees........................................... $    728 $    720 $  674
  Distribution services...............................      301      287    277
                                                       -------- -------- ------
   Total investment management and service fees....... $  1,029 $  1,007 $  951
                                                       ======== ======== ======
Other income.......................................... $     33 $     35 $   23
                                                       ======== ======== ======

   For revenue related to AB, see Note 19.

10)REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The following table summarizes the effect of reinsurance:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2018      2017     2016
                                                    --------  --------  ------
                                                           (IN MILLIONS)
Direct premiums.................................... $    836  $    880  $  850
Reinsurance assumed................................      186       195     206
Reinsurance ceded..................................     (160)     (171)   (176)
                                                    --------  --------  ------
Net premiums....................................... $    862  $    904  $  880
                                                    ========  ========  ======
Policy charges and fee income ceded................ $    467  $    718  $  640
                                                    ========  ========  ======
Policyholders' benefits ceded...................... $    592  $    694  $  942
                                                    ========  ========  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the "Coinsurance Agreement") to cede 90% of its single premium deferred annuities ("SPDA") products issued between 1978-2001 and its Guaranteed Growth Annuity ("GGA") single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

   At December 31, 2018 and 2017, the Company had reinsured with non-affiliates in the aggregate approximately 2.9% and 3.5%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 15.5% and 16.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $1,991 million and $10,488 million at December 31, 2018 and 2017, respectively. The estimated fair values decreased $8,497 million and $268 million during 2018 and 2016, respectively, and increased $174 million during 2017.

   At December 31, 2018 and 2017, third-party reinsurance recoverables related to insurance contracts amounted to $2,243 million and $2,420 million, respectively. Additionally, $1,689 million and $1,882 million of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA -- rating by S&P), and Paul Revere Life Insurance Company (A -- rating by S&P).

   Reinsurance payables related to insurance contracts were $113 million and $134 million, at December 31, 2018 and 2017, respectively.

   The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $62 million and $71 million at December 31, 2018 and 2017, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $712 million and $716 million at December 31, 2018 and 2017, respectively.

   For reinsurance agreements with affiliates, see "Related Party Transactions" in Note 12.

11)LONG-TERM DEBT

   Disposition of Real Estate Joint Ventures

   In March 2018, the Company sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

12)RELATED PARTY TRANSACTIONS

   Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into a number of related party transactions with AXA and its subsidiaries that are not part of the Company (collectively, "AXA Affiliates") and other related parties that are described herein.

   Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, the Company is subject to Holdings' related party transaction policy which requires certain related party transactions to be reviewed and approved by independent Audit Committee members.

   Cost Sharing and General Service Agreements

   In the second quarter of 2018, AXA Equitable entered into a general services agreement with Holdings whereby AXA Equitable will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. AXA Equitable continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $138 million for the year ended December 31, 2018 and are allocated based on cost center tracking of expenses. The cost centers are approved once a year and are updated based on business area needs throughout the year.

   Loans to Affiliates:

   AFFILIATE LOANS

   On April 20, 2018, AXA Equitable made a loan of $800 million to Holdings with an interest rate of 3.69% and maturing on April 20, 2021. Holdings repaid $200 million of the note on December 21, 2018. The unpaid principal balance of the note as of December 31, 2018 is $600 million.

   In September 2007, AXA issued a $700 million 5.7% Senior Unsecured Note to the Company. In January 2018, AXA pre-paid $50 million of the note. In April 2018, AXA pre-paid the remaining unpaid principal balance of this note.

   SENIOR SURPLUS NOTES

   On December 28, 2018, AXA Equitable, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by AXA Equitable at any time. AXA Equitable repaid this note on March 5, 2019.

   Affiliate fees, revenue and expenses

   INVESTMENT MANAGEMENT AND SERVICE FEES AND EXPENSES

   AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   Effective December 31, 2018, AXA Equitable transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the "AB Business Transfer"). Accordingly, AB's related party transactions with AXA Affiliates and mutual funds sponsored by AB are now reflected as a discontinued operation in the Company's consolidated financial statements for all periods presented. Investment management and other services provided by AB to mutual funds sponsored by AB prior to the AB Business Transfer will continue based upon the Company's business needs. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

   AFFILIATED DISTRIBUTION REVENUE AND EXPENSES

   AXA Distributors receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AXA Equitable pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   Insurance related transactions

   Prior to April 2018, AXA Equitable ceded to AXA RE Arizona, an indirect, wholly owned subsidiary of Holdings, a (i) 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the "GMxB Business"),
   (ii) 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims, and (iii) 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007.

   On April 12, 2018, AXA Equitable completed the unwind of the reinsurance previously provided to AXA Equitable by AXA RE Arizona. Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into AXA Equitable. Following AXA RE Arizona's merger with and into AXA Equitable, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future AXA Equitable may reinsure the GMxB Business with third parties.

   AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

   The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company's historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company's consolidated financial statements. The Company's primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

   The assets received and the assets removed were as follows:

                                                    AS OF APRIL 12, 2018
                                                       (IN MILLIONS)
                                              ASSETS RECEIVED  ASSETS REMOVED
                                              --------------- ----------------
Assets at fair value:
  Fixed income securities.................... $         7,083
  Short-term investments.....................             205
  Money market funds.........................               2
  Accrued interest...........................              43
  Derivatives................................             282
  Cash and cash equivalents..................           1,273
                                              ---------------
  Total...................................... $         8,888
                                              ===============
Deferred cost of reinsurance asset...........                 $          1,839
GMDB ceded reserves..........................                            2,317
GMIB reinsurance contract asset..............                            7,463
Payable to AXA RE Arizona....................                              270
                                                              ----------------
  Total......................................                 $         11,889
                                                              ================

   Significant non-cash transactions involved in the unwind of the reinsurance previously provided to AXA Equitable Life by AXA RE Arizona included:
   (a) the increase in total investments includes non-cash activities of $7,615 million for assets received related to the recapture transaction,
   (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona, and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into AXA Equitable, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

   The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to AXA Equitable. At December 31, 2018, the Company's GMIB reinsurance asset with EQ AZ Life Re had carrying values of $259 million and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2018 totaled approximately $100 million. Ceded claims paid in 2018 were $78 million.

   Prior to April 2018, AXA Equitable reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to AXA Equitable. At December 31, 2017, the Company's GMIB reinsurance asset with AXA RE Arizona had a carrying value of $8,594 million and was reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 and 2016 totaled approximately $454 million and $447 million, respectively. Ceded claims paid in 2017 and 2016 were $213 million and $65 million, respectively.

   The Company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent that EQ AZ Life Re holds assets in an irrevocable trust (the "Trust"). At December 31, 2018, EQ AZ Life Re held assets of $1.6 billion in the Trust, and had letters of credit of $2.5 billion, which are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact EQ AZ Life Re's liquidity.

   AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA Affiliates to AXA Equitable on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable.

   Premiums earned in 2018, 2017 and 2016 were $20 million, $20 million and $20 million, respectively. Claims and expenses paid in 2018, 2017 and 2016 were $8 million, $5 million, and $6 million, respectively.

   REINSURANCE CEDED

   AXA Equitable cedes a portion of its life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Equitable has entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

   Premiums and expenses paid for the above agreements in 2018, 2017 and 2016 were $4 million, $4 million, and $4 million, respectively.

   Other Transactions

   On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial's obligations with respect to the Company, including obligations related to certain benefit plans.

   In March 2018, AXA Equitable sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million.

   Insurance Coverage Provided by XL Catlin

   On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, AXA Equitable had ceded part of our disability income business to XL Catlin and as of December 31, 2018, the reserves ceded were $93 million.

   Expenses and Revenues for 2018, 2017 and 2016

   The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2018, 2017 and 2016.

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2018     2017     2016
                                                   -------- -------- --------
                                                         (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR:
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution.. $    613 $    608 $    587
General services provided by AXA Affiliates.......      109      186      188
Investment management services provided by AXA
  IM, AXA REIM and AXA Rosenberg..................        2        5        2
                                                   -------- -------- --------
Total............................................. $    724 $    799 $    777
                                                   ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR:
Investment management and administrative services
  provided to EQAT, VIP Trust, 1290 Funds and
  Other AXA Trusts................................ $    727 $    720 $    674
General services provided to AXA Affiliates.......      463      439      497
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's
  insurance products..............................       44       45       43
                                                   -------- -------- --------
Total............................................. $  1,234 $  1,204 $  1,214
                                                   ======== ======== ========

13)EMPLOYEE BENEFIT PLANS

   401(k)

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $15 million and $16 million for the years ended December 31, 2018, 2017 and 2016, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

   Pension plan

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

   The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2018, 2017 and 2016, expenses related to the plan were $60 million, $27 million and $31 million, respectively.

   The following table presents the funded status of the plan.

                                                                    AS OF DECEMBER 31,
                                                                    ------------------
                                                                      2018      2017
                                                                    --------  --------
                                                                       (IN MILLIONS)
LEGAL NAME OF PLAN: AXQ EQUITABLE RETIREMENT PLAN  EIN# 13-5570651
  Total Plan Assets................................................ $  1,993  $  2,325
                                                                    ========  ========
  Accumulated Benefit Obligation................................... $  2,039  $  2,389
                                                                    ========  ========
  Funded Status....................................................     97.8%     97.3%

   In addition to the AXA Equitable QP, AXA Equitable Life sponsors a non-qualified retirement plan, a medical and life retiree plan, and a post employment plan. The expenses related to these plans were $70 million, $37 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.

14)SHARE-BASED COMPENSATION PROGRAMS

   Compensation costs for 2018, 2017 and 2016 for share-based payment arrangements as further described herein are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                   -----------------------------------
                                                      2018        2017        2016
                                                   ----------- ----------- -----------
                                                              (IN MILLIONS)
Performance Shares/(1)/........................... $        12 $        18 $        17
Stock Options.....................................           2           1           1
AXA Shareplan.....................................          --           9          14
Restricted Stock Unit Awards/(2)/.................          16           2          --
Other Compensation Plans/(3)/.....................          --          --           1
                                                   ----------- ----------- -----------
Total Compensation Expenses....................... $        30 $        30 $        33
                                                   =========== =========== ===========

   --------
  /(1)/Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.
  /(2)/Reflects a $10 million adjustment for awards in 2018 with graded vesting, service-only conditions from the graded to the straight-line attribution method.
  /(3)/Includes stock appreciation rights and employee stock purchase plans.

   In 2017 and prior years, equity awards for employees and directors were available under the umbrella of AXA's global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA's stock.

   Following the IPO, Holdings has granted equity awards under the AXA Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the "Omnibus Plan") which was adopted by Holdings on April 25, 2018. Awards under the Omnibus Plan are linked to Holdings' common stock. As of December 31, 2018, the common stock reserved and available for issuance under the Omnibus Plan was
   5.5 million shares.

   2018 Equity Awards

   All 2018 equity awards for Company employees and directors were granted under the Omnibus Plan. Accordingly, all grants discussed in this section will be settled in shares of Holdings' common stock. As described below, Holdings made various grants of equity awards linked to the value of Holdings' common stock in 2018. For awards with graded vesting schedules and service-only vesting conditions, including restricted stock units ("RSUs") and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2018 grants were considered immaterial in the recognition of compensation cost.

   TRANSACTION INCENTIVE AWARDS

   On May 9, 2018, coincident with the IPO, Holdings granted one-time "Transaction Incentive Awards" to executive officers and certain other Company employees in the form of 0.6 million Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the "Service Units"), and fifty percent will vest based on service and a market condition (the "Performance Units"). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited. The $6 million aggregate grant-date fair value of the 0.3 million Service Units was measured at the $20 IPO price of a Holdings share and will be charged to compensation expense over the stated requisite service periods.

   The grant-date fair value of half of the Performance Units, or 0.2 million Holdings RSUs, was also measured at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting $3 million for these awards will be charged to compensation expense over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using a Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied, over which the total $3 million compensation expense will be recognized. In 2018, the Company recognized compensation expense associated with the Transaction Incentive Awards of approximately $6 million.

   SPECIAL IPO GRANT

   Also, on May 9, 2018, Holdings made a grant of 0.2 million Holdings RSUs to Company employees , or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and the resulting $5 million has been recognized as compensation expense over the six-month service period ending November 9, 2018.

   ANNUAL AWARDS UNDER 2018 EQUITY PROGRAM

   Annual awards under Holdings' 2018 equity program consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

    Holdings RSUs

   On May 17, 2018, Holdings granted 0.8 million Holdings RSUs to Company employees that vest ratably in equal annual installments over a three-year period on each of the first three anniversaries of March 1, 2018. The fair value of the award was measured using the closing price of the Holdings share on the grant date, and the resulting $18 million will be recognized as compensation expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019.

    Holdings Stock Options

   On June 11, 2018, Holdings granted 0.9 million Holdings stock options to Company employees. These options expire on March 1, 2028 and have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries of March 1, 2018. The exercise price for the options is $21.34, which was the closing price of a Holdings share on the grant date. The weighted average grant date fair value per option was estimated at $4.61 using a Black-Scholes options pricing model. Key assumptions used in the valuation included expected volatility of 25.4% based on historical selected peer data, a weighted average expected term of 5.7 years as determined by the simplified method, an expected dividend yield of 2.44% based on Holdings' expected annualized dividend, and a risk-free interest rate of 2.83%. The total fair value of these options of approximately $4 million will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the June 11, 2018 option grant of approximately $2 million.

    Holdings Performance Shares

   On May 17, 2018, Holdings granted 0.4 million unearned Holdings performance shares to Company employees, subject to performance conditions and a cliff-vesting term ending March 1, 2021. The performance shares consist of two distinct tranches; one based on the Company's return-on-equity targets (the "ROE Performance Shares") and the other based on the Holdings' relative total shareholder return targets (the "TSR Performance Shares"), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once the 2019 and 2020 Non-GAAP ROE target are determined and approved.

   The grant-date fair value of the TSR Performance Shares was measured at $23.17 using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The resulting $4 million aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the TSR Performance Share awards of approximately $2 million.

   Prior Equity Award Grants and Settlements

   Prior to adoption of the Omnibus Plan, Company employees were granted AXA ordinary share options under the AXA Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan"). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

   Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the "Performance Share Plan").

   The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

   2017 PERFORMANCE SHARES GRANT

   On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to Company employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018 and 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $4 million and $9 million, respectively.

   2016 PERFORMANCE SHARES GRANT

   On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to Company employees of AXA Equitable. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018, 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million, $4 million and $10 million, respectively.

   SETTLEMENT OF 2014 GRANT IN 2017

   On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of
   2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   OTHER GRANTS

   Prior to the IPO, non-officer directors were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

   AXA restricted stock units ("AXA RSUs") were also granted to certain Company executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   Summary of Stock Option Activity

   A summary of activity in the AXA and Holdings option plans during 2018 follows:

                                                                         OPTIONS OUTSTANDING
                                              -------------------------------------------------------------------------
                                                    EQH SHARES           AXA ORDINARY SHARES         AXA ADRS/(2)/
                                              ---------------------- --------------------------- ----------------------
                                                           WEIGHTED                  WEIGHTED                 WEIGHTED
                                                NUMBER     AVERAGE     NUMBER        AVERAGE       NUMBER     AVERAGE
                                              OUTSTANDING  EXERCISE  OUTSTANDING     EXERCISE    OUTSTANDING  EXERCISE
                                              (IN 000'S)    PRICE    (IN 000'S)       PRICE      (IN 000'S)    PRICE
                                              -----------  --------- -----------  -------------- -----------  ---------

Options Outstanding at January 1, 2018.......          --  $      --       3,653  (EURO)   17.36          20  $   20.98
Options granted..............................         869  $   21.34          --  (EURO)      --          --  $      --
Options exercised............................          --  $      --        (337) (EURO)   11.80          --  $      --
Options forfeited, net.......................         (35) $   21.34          --  (EURO)      --          --  $      --
Options expired..............................          --  $      --        (707) (EURO)   17.45          (5) $   35.25
                                              -----------            -----------                 -----------
Options Outstanding at December 31, 2018.....         834  $   21.34       2,609  (EURO)   18.20          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   2,383              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................        9.16                   4.50                        0.58
                                              ===========            ===========                 ===========
Options Exercisable at December 31, 2018.....          --  $      --       1,369  (EURO)   15.27          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   7,698              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................          --                   2.45                        0.58
                                              ===========            ===========                 ===========

   --------
  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2018 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2018, 2017 and 2016, respectively.

                                               EQH Shares   AXA Ordinary Shares/(1)/
                                              ------------  ------------------------
                                                  2018      2018   2017       2016
                                              ------------  ---- --------  ---------
Dividend yield...............................         2.44%   NA     6.53%      6.49%
Expected volatility..........................        25.40%   NA    25.05%      26.6%
Risk-free interest rates.....................         2.83%   NA     0.59%      0.33%
Expected life in years.......................          9.7    NA      8.8        8.1
Weighted average fair value per option at
  grant date................................. $       4.61    NA $   2.01  $    2.06

   --------
  /(1)/There were no options to buy AXA Ordinary Shares awarded during 2018. As such, the input assumptions for 2018 are not applicable.

   As of December 31, 2018, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.2 years. As of December 31, 2018, approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Options

   The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   Restricted Awards

   The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award.

   For 2018, 2017 and 2016, respectively, the Company recognized compensation costs of $16 million, $2 million and $0 million for outstanding restricted stock and AXA RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for AXA RSUs. At December 31, 2018, approximately 2.3 million restricted Holdings and AXA ordinary share awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million, net of estimated pre-vesting forfeitures, and is expected to be recognized over a weighted average period of 1.2 years.

   The following table summarizes restricted Holdings share and AXA ordinary share activity for 2018.

                                                                   WEIGHTED                        WEIGHTED
                                              SHARES OF HOLDINGS   AVERAGE      SHARES OF AXA      AVERAGE
                                               RESTRICTED STOCK   GRANT DATE   RESTRICTED STOCK   GRANT DATE
                                                (IN THOUSANDS)    FAIR VALUE    (IN THOUSANDS)    FAIR VALUE
                                              ------------------ ------------- ---------------- ---------------
Unvested as of January 1, 2018...............                 -- $          --               84 $         21.07
Granted......................................              1,696 $       20.83               -- $            --
Cancelled....................................                 56 $       21.21               -- $         26.64
Vested.......................................                381 $       21.09               36 $         21.99
                                              ------------------ -------------  --------------- ---------------
Unvested as of December 31, 2018.............              1,259 $       21.00               48 $         20.38
                                              ================== =============  =============== ===============

   Employee Stock Purchase Plans

   AXA SHAREPLAN 2017

   In 2017, eligible employees of AXA Equitable were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan, AXA's annual global stock purchase plan. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2018, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million and $14 million in the years ended December 31, 2017 and 2016 respectively, in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017 and 2016 primarily invested under Investment Option B for the purchase of approximately of 4 million and 6 million AXA ordinary shares, respectively.

   HOLDINGS STOCK PURCHASE PLAN

   During 2018, Holdings introduced the AXA Equitable Holdings, Inc. Stock Purchase Program ("SPP"). Participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which will be used to purchase Holdings shares. Purchases will be made on the last trading day of each month at the prevailing market rate.

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2018    2017     2016
                                                       ------ --------  ------
                                                            (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit........................... $  234 $     (6) $ (274)
  Deferred (expense) benefit..........................    212    1,216     438
                                                       ------ --------  ------
Total................................................. $  446 $  1,210  $  164
                                                       ====== ========  ======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 35% and 35% for 2018, 2017 and 2016, respectively. The sources of the difference and their tax effects are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2018     2017     2016
                                                      ------  --------  ------
                                                            (IN MILLIONS)
Expected income tax (expense) benefit................ $  311  $   (542) $   14
Noncontrolling interest..............................     (1)       --      --
Non-taxable investment income (loss).................    104       241     173
Tax audit interest...................................    (11)       (6)    (14)
State income taxes...................................     (1)       (3)     (6)
Tax settlements/uncertain tax position release.......     --       221      --
Change in tax law....................................     46     1,308      --
Other................................................     (2)       (9)     (3)
                                                      ------  --------  ------
Income tax (expense) benefit......................... $  446  $  1,210  $  164
                                                      ======  ========  ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements. The accounting for the income tax effects of the Tax Reform Act has been completed.

   The components of change in tax law are as follows:

   . An income tax expense of $4 million from the revaluation of deferred tax assets and liabilities that existed at the time of enactment. The calculation of cumulative temporary differences has been refined.

   . An income tax expense of $13 million related to the decrease in federal tax benefit allowable for audit interest as a result of lower corporate tax rates.

   . An income tax benefit of $20 million to reverse the sequestration fee applied to a portion of accumulated minimum tax credits in the 2017 financial statements. The Internal Revenue Service has since clarified that refundable minimum tax credits are not subject to sequestration.

   . During the fourth quarter of 2018, the Company adopted the Internal Revenue Service's directive related to the calculation of tax reserves for variable annuity contracts. As a result of adoption of the directive, the Company released audit interest accrued for uncertainties in the calculation of variable annuity tax reserves. The impact on the Company's financial statements was a benefit of $43 million.

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   The components of the net deferred income taxes are as follows:

                                                                          AS OF DECEMBER 31,
                                                        -------------------------------------------------------
                                                                  2018                        2017
                                                        ------------------------- -----------------------------
                                                          ASSETS     LIABILITIES     Assets       Liabilities
                                                        ----------- ------------- ------------- ---------------
                                                                             (IN MILLIONS)

Compensation and related benefits...................... $        47 $          -- $          47 $            --
Net operating loss.....................................         239            --            --              --
Reserves and reinsurance...............................          --            32            --              83
DAC....................................................          --           864            --             821
Unrealized investment gains (losses)...................         123            --            --             298
Investments............................................         670            --            --             997
Tax credits............................................         314            --           387              --
Other..................................................          14            --            67              --
                                                        ----------- ------------- ------------- ---------------
Total.................................................. $     1,407 $         896 $         501 $         2,199
                                                        =========== ============= ============= ===============

   The Company had $314 million and $387 million of AMT credits for the years ended December 31, 2018 and 2017, respectively, which are expected to be refunded or utilized against future taxable income.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------
                                                   2018        2017        2016
                                                ----------  ----------  ----------
                                                          (IN MILLIONS)

Balance at January 1,.......................... $      205  $      444  $      406
Additions for tax positions of prior years.....         98          28          38
Reductions for tax positions of prior years....        (30)       (234)         --
Settlements with tax authorities...............         --         (33)         --
                                                ----------  ----------  ----------
Balance at December 31,........................ $      273  $      205  $      444
                                                ==========  ==========  ==========

Unrecognized tax benefits that, if recognized,
  would impact the effective rate.............. $      202  $      172  $      329
                                                ==========  ==========  ==========

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018 and 2017 were $41 million and $23 million, respectively. For 2018, 2017 and 2016, respectively, there were $18 million, $(44) million and $15 million in interest expense (benefit) related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2018, tax years 2010 and subsequent remain subject to examination by the IRS.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

                                                        DECEMBER 31,
                                              -------------------------------
                                                 2018        2017      2016
                                              ----------  ---------  --------
                                                       (IN MILLIONS)

Unrealized gains (losses) on investments/(1)/ $     (484) $     581  $    (44)
Defined benefit pension plans/(2)/...........         (7)       (51)      (46)
                                              ----------  ---------  --------
Total accumulated other comprehensive income
  (loss) from continuing operations..........       (491)       530       (90)
                                              ----------  ---------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  non-controlling interest...................         --         68        86
                                              ----------  ---------  --------
Accumulated other comprehensive income
  (loss) attributable to AXA Equitable....... $     (491) $     598  $     (4)
                                              ==========  =========  ========

   --------
  /(1)/2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
  /(2)/2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

   The components of OCI for the years ended December 31, 2018, 2017 and 2016, net of tax, follow:

                                                     YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                    2018       2017       2016
                                                 ----------  --------  ---------
                                                          (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising during
   the year..................................... $   (1,663) $    782  $    (178)
  (Gains) losses reclassified into net income
   (loss) during the year/(1)/..................         (4)        8          2
                                                 ----------  --------  ---------
Net unrealized gains (losses) on investments....     (1,667)      790       (176)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other.....................................        437      (165)       (57)
                                                 ----------  --------  ---------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(310), $244, and $(97)).     (1,230)      625       (233)
                                                 ----------  --------  ---------
Change in defined benefit plans:
  Less: Reclassification adjustments to Net
   income (loss) for:/(2)/
   Amortization of net (gains) losses included
     in net periodic cost.......................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of $0,
  $(2) and $(2))................................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Total other comprehensive income (loss), net of
  income taxes from continuing operations.......     (1,234)      620       (236)
Other comprehensive income (loss) from
  discontinued operations, net of income taxes..         --       (18)        17
                                                 ----------  --------  ---------
Other comprehensive income (loss) attributable
  to AXA Equitable.............................. $   (1,234) $    602  $    (219)
                                                 ==========  ========  =========

   --------
  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(5) million and $(1) million for the years ended December 31, 2018, 2017 and 2016, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Litigation

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $95 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court's decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable Life's notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable Life's COI rate increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest;
   (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and
   (c) injunctive relief and attorneys' fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against AXA Equitable and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states' consumer protection statutes and common law fraud. Two actions are also pending against AXA Equitable in New York state court. AXA Equitable is vigorously defending each of these matters.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2019 and the four successive years are $81 million, $74 million, $69 million, $67 million, $63 million and $66 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2019 and the four successive years is $12 million, $12 million, $12 million, $12 million, $12 million and $0 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $82 million, $78 million, $72 million, respectively, for the years ended December 31, 2018, 2017 and 2016, net of sublease income of $12 million, $16 million, $13 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. AXA Equitable has purchased FHLBNY stock of $190 million and pledged collateral with a carrying value of $6.1 billion, as of December 31, 2018. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes the Company's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                            REPAID
                                              BALANCE AT END      MATURITY OF         ISSUED DURING DURING THE
                                                OF PERIOD      OUTSTANDING BALANCE     THE PERIOD     PERIOD
                                              -------------- ------------------------ ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2018:
Short-term FHLBNY funding agreements......... $        1,490 Less than one month      $       7,980 $    6,990
Long-term FHLBNY funding agreements..........          1,621 Less than four years                --         --
                                                          98 Less than five years                --         --
                                                         781 Greater than five years             --         --
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                     --         --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2018/(1)/..................... $        3,990                          $       7,980 $    6,990
                                              ==============                          ============= ==========

December 31, 2017:
Short-term FHLBNY funding agreements......... $          500 Less than one month      $       6,000 $    6,000
Long-term FHLBNY funding agreements..........          1,244 Less than four years               324
                                                         377 Less than five years               303
                                                         879 Greater than five years            135
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                    762 $       --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/..................... $        3,000                          $       6,762 $    6,000
                                              ==============                          ============= ==========

   --------
  /(1)/The $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2018, these arrangements include commitments by the Company to provide equity financing of $927 million (including $280 million with affiliates and $12 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2018. The Company had $606 million of commitments under existing mortgage loan agreements at December 31, 2018.

   Pursuant to certain assumption agreements (the "Assumption Agreements"), AXA Financial legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. AXA Equitable remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   For 2018, 2017 and 2016, respectively, AXA Equitable's statutory net income
   (loss) totaled $3,120 million, $748 million and $679 million. Statutory surplus, Capital stock and Asset Valuation Reserve ("AVR") totaled $7.9 billion and $8.7 billion at December 31, 2018 and 2017, respectively. At December 31, 2018, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2018, AXA Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also in 2018, AXA Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the "AB Ownership Transfer"). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, AXA Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. The surplus note was repaid on March 5, 2019.

   In 2017, AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable paid $1.1 billion in shareholder dividends.

   Dividend Restrictions

   As a domestic insurance subsidiary regulated by the insurance laws of New York State, AXA Equitable Life, is subject to restrictions as to the amounts permitted to be paid as dividends and the amounts of any outstanding surplus notes permitted to be repaid to Holdings.

   New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services ("NYDFS"), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the "Standards"). The first standard allows payment of an ordinary dividend out of the insurer's earned surplus (as reported on the insurer's most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the "Earned Surplus Standard"). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer's earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

   In applying the Standards, AXA Equitable Life could pay ordinary dividends up to approximately $1.0 billion during 2019 or, if the amount under the Earned Surplus Standard was limited to the amount of AXA Equitable Life's positive unassigned funds as reported on its 2019 annual statement, $2.1 billion. However, in connection with the AB Ownership Transfer, AXA Equitable Life agreed with the NYDFS that it would not seek a dividend of greater than $1.0 billion under the Earned Surplus Standard during 2019.

   Prescribed and Permitted Accounting Practices

   At December 31, 2018 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2018.

   The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company's capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

   Differences between Statutory Accounting Principles and U.S. GAAP

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflected a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)DISCONTINUED OPERATIONS

   Distribution of AllianceBernstein to Holdings

   Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC ("Alpha"). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests ("the AB Business Transfer") removed the authority to control the business of AB and as such AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

   In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

   Transactions Prior to Distribution

   Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

   The table below presents AB's revenues recognized in 2018, 2017 and 2016, disaggregated by category:

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Investment management, advisory and service
  fees:
  Base fees.................................. $   2,156 $   2,025 $   1,809
  Performance-based fees.....................       118        95        33
  Research services..........................       439       450       480
  Distribution services......................       419       412       384

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Other revenues:
  Shareholder services....................... $      76 $      75 $      78
  Other......................................        35        42        21
                                              --------- --------- ---------
Total investment management and service fees. $   3,243 $   3,099 $   2,804
                                              ========= ========= =========

   Transactions Ongoing after Distribution

   After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

   Discontinued Operations

   The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

                                                  YEARS ENDED DECEMBER 31,
                                              -------------------------------
                                                 2018       2017       2016
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)
REVENUES
Net derivative gains (losses)................ $      12  $     (24) $     (16)
Net investment income (loss).................        24        142        150
Investment gains (losses), net:
  Other investment gains (losses), net.......        --         --         (2)
                                              ---------  ---------  ---------
   Total investment gains (losses), net......        --         --         (2)
                                              ---------  ---------  ---------
Investment management and service fees.......     3,243      3,099      2,804
                                              ---------  ---------  ---------
   Total revenues............................     3,279      3,217      2,936
                                              ---------  ---------  ---------
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits....................     1,370      1,307      1,231
Commissions and distribution related payments       427        415        372
Interest expense.............................         8          6          3
Other operating costs and expenses...........       727        789        699
                                              ---------  ---------  ---------
   Total benefits and other deductions.......     2,532      2,517      2,305
                                              ---------  ---------  ---------
Income (loss) from discontinued operations,
  before income taxes........................       747        700        631
Income tax (expense) benefit.................       (69)       (82)       (69)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes...................       678        618        562
 Less: Net (income) loss attributable to the
  noncontrolling interest....................      (564)      (533)      (496)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes and
  noncontrolling interest.................... $     114  $      85  $      66
                                              =========  =========  =========

   The following table presents the amounts related to the financial position of AB as of December 31, 2017. As the Company deconsolidated AB effective December 31, 2018, amounts related to AB's financial position as of December 31, 2018 are not included in the Company's consolidated balance sheet as of that date. The amounts as of December 31, 2017 have been reflected in either the Assets of disposed subsidiary or Liabilities of disposed subsidiary, as applicable, in the Company's consolidated balance sheet:

                 ASSETS AND LIABILITIES OF DISPOSED SUBSIDIARY

                                                        AS OF DECEMBER 31, 2017
                                                        ------------------------
                                                             (IN MILLIONS)
ASSETS
Investments:
  Other equity investments............................. $                     87
  Trading securities, at fair value....................                      351
  Other invested assets................................                    1,291
                                                        ------------------------
   Total investments...................................                    1,729
Cash and cash equivalents..............................                    1,009
Cash and securities segregated, at fair value..........                      816
Broker-dealer related receivables......................                    2,158
Intangible assets, net.................................                    3,709
Other assets...........................................                      414
                                                        ------------------------
  TOTAL ASSETS OF DISPOSED SUBSIDIARY.................. $                  9,835
                                                        ========================
LIABILITIES
Broker-dealer related payables......................... $                    334
Customer related payables..............................                    2,229
Long-term debt.........................................                      566
Current and deferred income taxes......................                      404
Other liabilities......................................                    1,421
                                                        ------------------------
  TOTAL LIABILITIES OF DISPOSED SUBSIDIARY............. $                  4,954
                                                        ------------------------
Redeemable noncontrolling interest of
  disposed subsidiary..................................                      602

20)REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these misclassifications were not material to the financial statements of any period. These have been corrected in the comparative consolidated statements of cash flows for the year ended December 31, 2017 contained elsewhere in this filing.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer in the fourth quarter of 2018, AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as a discontinued operation.

   Consolidated Financial Statements as of and for the Year Ended December 31, 2017

   The following tables present line items in the consolidated financial statements as of and for the year ended December 31, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the 2017 Form 10-K. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, and the amounts as currently revised.

                                                                  AS OF DECEMBER 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              --------------- ------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $         4,547 $         --  $     4,547 $     (55) $     4,492
                                              --------------- ------------  ----------- ---------  -----------
   Total Assets.............................. $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................          29,034           --       29,034        36       29,070
  Current and deferred taxes.................           1,973         (404)       1,569       (19)       1,550
                                              --------------- ------------  ----------- ---------  -----------
   Total Liabilities.........................         205,795           --      205,795        17      205,812
                                              --------------- ------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings..........................           9,010           --        9,010       (72)       8,938
                                              --------------- ------------  ----------- ---------  -----------
  AXA Equitable Equity.......................          16,469           --       16,469       (72)      16,397
                                              --------------- ------------  ----------- ---------  -----------
  Total Equity...............................          19,564           --       19,564       (72)      19,492
                                              --------------- ------------  ----------- ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity........ $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========

                                                                     YEAR ENDED DECEMBER 31, 2017
                                              ---------------------------------------------------------------------------
                                                                          DISCONTINUED
                                              AS PREVIOUSLY   GROSS DAC    OPERATIONS               IMPACT OF
                                                REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- -----------  ------------  ----------- ---------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income.............. $        3,334 $        --  $         --  $     3,334 $     (40) $    3,294
  Net derivative gains (losses)..............            890          --            24          914       (20)        894
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total revenues............................         11,733          --        (3,217)       8,516       (60)      8,456
                                              -------------- -----------  ------------  ----------- ---------  ----------
BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits....................          3,462          --            --        3,462        11       3,473
  Interest credited to policyholder's
   account balances..........................          1,040          --            --        1,040      (119)        921
  Compensation and benefits..................          1,762        (128)       (1,307)         327        --         327
  Commissions and distribution
   related payments..........................          1,486        (443)         (415)         628        --         628
  Amortization of deferred policy
   acquisition costs.........................            268         578            --          846        54         900
  Other operating costs and expenses.........          1,431          (7)         (789)         635        --         635
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total benefits and other deductions.......          9,478          --        (2,517)       6,961       (54)      6,907

                                                                            YEAR ENDED DECEMBER 31, 2017
                                                     ---------------------------------------------------------------------------
                                                                                DISCONTINUED
                                                     AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                       REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                     ------------- ------------ ------------  ----------- ----------  ----------
                                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
Income (loss) from continuing operations, before
  income taxes...................................... $       2,255 $         -- $       (700) $     1,555 $       (6) $    1,549
Income tax (expense) benefit from
  continuing operations.............................         1,139           --         (111)       1,028        182       1,210
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss) from continuing operations........         3,394           --         (811)       2,583        176       2,759
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss)...................................         3,394           --         (533)       2,861        (17)      2,844
                                                     ------------- ------------ ------------  ----------- ----------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AXA EQUITABLE..... $       2,860 $         -- $         --  $     2,860 $      (17) $    2,843
                                                     ============= ============ ============  =========== ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2017
                                              --------------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                 IMPACT OF
                                                 REPORTED      ADJUSTMENT    AS ADJUSTED  REVISIONS   AS REVISED
                                              --------------- ------------  ------------- ---------  -------------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
Net income (loss)............................ $         3,394 $       (533) $       2,861 $     (17) $       2,844
Change in unrealized gains (losses), net of
  reclassification adjustment................             563           --            563        21            584
Other comprehensive income...................             599          (18)           581        21            602
                                              --------------- ------------  ------------- ---------  -------------
Comprehensive income (loss)..................           3,993         (551)         3,442         4          3,446
                                              --------------- ------------  ------------- ---------  -------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE.............................. $         3,441 $         --  $       3,441 $       4  $       3,445
                                              =============== ============  ============= =========  =============

                                                                         YEAR ENDED DECEMBER 31, 2017
                                                        -------------------------------------------------------------
                                                                      DISCONTINUED
                                                        AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                          REPORTED     ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                                        ------------- ------------- ----------- ---------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year................. $       6,150 $          -- $     6,150 $     (55) $    6,095
  Net income (loss) attributable to AXA Equitable......         2,860            --       2,860       (17)      2,843
                                                        ------------- ------------- ----------- ---------  ----------
  Retained earnings, end of period.....................         9,010            --       9,010       (72)      8,938
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, beginning
   of year.............................................            17            --          17       (21)         (4)
  Other comprehensive income (loss)....................           581            --         581        21         602
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, end of year..           598            --         598        --         598
                                                        ------------- ------------- ----------- ---------  ----------
  Total AXA Equitable's equity, end of year............        16,469            --      16,469       (72)     16,397
TOTAL EQUITY, END OF YEAR.............................. $      19,564 $          -- $    19,564 $     (72) $   19,492
                                                        ============= ============= =========== =========  ==========

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $      3,394  $              --  $     (17) $     3,377
  Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,040                 --       (119)         921
   Policy charges and fee income.........................       (3,334)                --         40       (3,294)
   Net derivative (gains) losses.........................         (890)                --         20         (870)
   Amortization and depreciation.........................         (136)               907         54          825
   Amortization of deferred sales commission.............           32                (32)        --           --
   Amortization of other intangibles.....................           31                (31)        --           --
   Equity (income) loss from limited partnerships........           --               (157)        --         (157)
   Distributions from joint ventures and
     limited partnerships................................          140               (140)        --           --
   Changes in:
     Reinsurance recoverable.............................         (416)                --       (602)      (1,018)
     Deferred policy acquisition costs...................          268               (268)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (578)        --         (578)
     Future policy benefits..............................        1,511                 --       (322)       1,189
     Current and deferred income taxes...................         (664)                --       (510)      (1,174)
     Other, net..........................................          189                297         --          486
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $      1,077  $              (2) $  (1,456) $      (381)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................ $         --  $           2,204  $      --  $     2,204
  Payment for the purchase/origination of:
   Short-term investments................................           --             (2,456)        --       (2,456)
  Change in short-term investments.......................         (264)               254         10           --
  Other, net.............................................          238                 --         84          322
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (9,010) $               2  $      94  $    (8,914)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.............................................. $      9,882  $              --  $    (548) $     9,334
   Withdrawals...........................................       (5,926)                --      2,000       (3,926)
   Transfer (to) from Separate Accounts..................        1,656                 --        (90)       1,566
                                                          ------------  -----------------  ---------  -----------
  Net cash provided by (used in) financing activities.... $      8,370  $              --  $   1,362  $     9,732
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $533 million in 2017 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   Consolidated Financial Statements for the Year Ended December 31, 2016

   The following table presents line items for the consolidated financial statements for the year ended December 31, 2016 that have been affected by the aforementioned adjustments and revisions. This information has been corrected from the information previously presented and restated in the 2017 Form 10-K. For these items, the table details the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustments for the discontinued operation, and revisions and the amounts as currently revised.

                                                                    YEAR ENDED DECEMBER 31, 2016
                                         ----------------------------------------------------------------------------------
                                                                       DISCONTINUED
                                          AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                            REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS    AS REVISED
                                         --------------  -----------  -------------  ------------  -----------  -----------
                                                                            (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income......... $        3,344  $        --  $          --  $      3,344  $       (33) $     3,311
  Net derivative gains (losses).........         (1,211)          --             16        (1,195)        (126)      (1,321)
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total revenues.......................          9,138           --         (2,936)        6,202         (159)       6,043
BENEFITS AND OTHER DEDUCTIONS:
  Interest credited to Policyholder's
   account balances.....................          1,029           --             --         1,029         (124)         905
  Compensation and benefits.............          1,723         (128)        (1,231)          364           --          364
  Commissions and distribution
   related payments.....................          1,467         (460)          (372)          635           --          635
  Amortization of deferred policy
   acquisition costs....................             52          594             --           646           (4)         642
  Other operating costs and expenses....          1,458           (6)          (699)          753           --          753
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total benefits and other deductions..          8,516           --         (2,305)        6,211         (128)       6,083
Income (loss) from continuing
  operations, before income taxes.......            622           --           (631)           (9)         (31)         (40)
Income tax (expense) benefit from
  continuing operations.................             84           --             69           153           11          164
Net income (loss) from
  continuing operations.................            706           --           (562)          144          (20)         124
Net income (loss).......................            706           --           (496)          210          (20)         190
                                         --------------  -----------  -------------  ------------  -----------  -----------
NET INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE......................... $          210  $        --  $          --  $        210  $       (20) $       190
                                         ==============  ===========  =============  ============  ===========  ===========

                                                                              YEAR ENDED DECEMBER 31, 2016
                                                        -----------------------------------------------------------------------
                                                                           DISCONTINUED
                                                         AS PREVIOUSLY      OPERATIONS                    IMPACT OF
                                                           REPORTED         ADJUSTMENT     AS ADJUSTED    REVISIONS  AS REVISED
                                                        ---------------  ---------------  -------------  ----------  ----------
                                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS):
Net income (loss)...................................... $           706  $          (496) $         210  $      (20) $      190
                                                        ---------------  ---------------  -------------  ----------  ----------
Change in unrealized gains (losses), net of
  reclassification adjustment..........................            (194)              --           (194)        (21)       (215)
Other comprehensive income.............................            (215)              17           (198)        (21)       (219)
Comprehensive income (loss)............................             491             (479)            12         (41)        (29)
                                                        ---------------  ---------------  -------------  ----------  ----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE........................................ $            12  $            --  $          12  $      (41) $      (29)
                                                        ===============  ===============  =============  ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2016
                                                ----------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                   REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                                --------------  ------------ -----------  ---------  -----------
                                                                          (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year......... $        6,990  $         -- $     6,990  $     (35) $     6,955
  Net income (loss) attributable to
   AXA Equitable...............................            210            --         210        (20)         190
                                                --------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period.............          6,150            --       6,150        (55)       6,095
                                                --------------  ------------ -----------  ---------  -----------
  Other comprehensive income (loss)............           (198)           --        (198)       (21)        (219)
                                                --------------  ------------ -----------  ---------  -----------
  Accumulated other comprehensive income, end
   of period...................................             17            --          17        (21)          (4)
                                                --------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.. $       11,508  $         -- $    11,508  $     (76) $    11,432
                                                ==============  ============ ===========  =========  ===========

                                                                        YEAR ENDED DECEMBER 31, 2016
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $        706  $              --  $     (20) $       686
  Adjustments to reconcile net income (loss) to net
   cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,029                 --       (124)         905
   Policy charges and fee income.........................       (3,344)                --         33       (3,311)
   Net derivative (gains) losses.........................        1,211                 --        126        1,337
   Amortization and depreciation.........................           --                618         (4)         614
   Amortization of deferred sales commission.............           41                (41)        --           --
   Other depreciation and amortization...................          (98)                98         --           --
   Amortization of other intangibles.....................           29                (29)        --           --
   Equity (income) loss from limited partnerships........           --                (91)        --          (91)
   Return of real estate joint venture and
     limited partnerships................................          126               (126)        --           --
   Changes in:
     Deferred policy acquisition costs...................           52                (52)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (594)        --         (594)
     Current and deferred income taxes...................         (742)                --        (11)        (753)
     Other, net..........................................         (161)               217         --           56
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $       (461) $              --  $      --  $      (461)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................           --              2,984         --        2,984
  Payment for the purchase/origination of:...............
   Short-term investments................................           --             (3,187)        --       (3,187)
  Change in short-term investments.......................         (205)               205         --           --
  Other, net.............................................          409                 (2)        --          407
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (5,358) $              --  $      --  $    (5,358)
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $496 million in 2016 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

21)QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

   The unaudited quarterly financial information for the years ended December 31, 2018 and 2017 are summarized in the table below:

                                                              THREE MONTHS ENDED
                                              --------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------  ----------  -------------  ------------
                                                                (IN MILLIONS)
2018
Total revenues............................... $   1,139  $    1,621  $          27  $      4,164
Total benefits and other deductions..........     1,512       4,278            763         1,879
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (264) $   (2,084) $        (509) $      1,936
                                              =========  ==========  =============  ============

2017
Total revenues............................... $   1,554  $    3,763  $       1,621  $      1,518
Total benefits and other deductions..........     1,921       1,858          1,708         1,420
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (201) $    1,508  $          23  $      1,515
                                              =========  ==========  =============  ============

   Net Income (Loss) Volatility

   With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company's quarterly Net income (loss) during 2018 and 2017 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company's liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company revised the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Revisions of Prior Period Interim Consolidated Financial Statements

   The Company's third quarter 2018 financial statements were revised to reflect the correction of errors identified by the Company in its previously issued financial statements. The impact of these errors was not considered to be material. However, in order to improve the consistency and comparability of the financial statements, management revised the Company's consolidated financial statements for the three and six months ended
   March 31, 2018 and June 30, 2018, respectively, as well as the three and six months ended March 31, 2017 and June 30, 2017.

   In addition, during the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's historical consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements for any period. These misclassifications will be corrected in the comparative consolidated statements of cash flows for the three, six and nine months ended March 31, 2019, June 30, 2019 and September 30, 2019 that will appear in the Company's first, second and third quarter 2019 Form 10-Q filings, respectively.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB's operations are now reflected as Discontinued operations in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

   Revision of Consolidated Financial Statements as of and for the Three Months Ended March 31, 2018

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2018
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- --------------  ----------- ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs..........          4,826             --        4,826      (119)       4,707
                                              -------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,374 $           --  $    28,374 $     (10) $    28,364
  Current and deferred taxes.................          1,728           (432)       1,296       (38)       1,258
  Other liabilities..........................          3,041         (1,941)       1,100        70        1,170
                                              -------------- --------------  ----------- ---------  -----------
  Total Liabilities.......................... $      202,767 $           --  $   202,767 $      22  $   202,789
                                              -------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $        8,824 $           --  $     8,824 $    (141) $     8,683
  AXA Equitable Equity.......................         15,545             --       15,545      (141)      15,404
                                              -------------- --------------  ----------- ---------  -----------
  Total Equity...............................         18,633             --       18,633      (141)      18,492
                                              -------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========

                                                                      THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                               -------------  ------------  ------------  ------------  ----------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         869  $         --  $         --  $        869  $       (8) $      861
   Net derivative gains (losses)..............          (777)           --            (2)         (779)        (38)       (817)
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total Revenues...........................         2,031            --          (846)        1,185         (46)      1,139
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           489            --            --           489          (9)        480
   Interest credited to policyholders'
     account balances.........................           338            --            --           338         (83)        255
   Compensation and benefits..................           456           (33)         (344)           79          70         149
   Commissions and distribution
     related payments.........................           371          (101)         (110)          160          --         160
   Amortization of deferred policy
     acquisition costs........................            10           135            --           145          64         209
   Other operating costs and expenses.........           440            (1)         (189)          250          --         250
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total benefits and other deductions......         2,115            --          (645)        1,470          42       1,512
                                               -------------  ------------  ------------  ------------  ----------  ----------

                                                                   THREE MONTHS ENDED MARCH 31, 2018
                                              --------------------------------------------------------------------------
                                                                        DISCONTINUED
                                              AS PREVIOUSLY  GROSS DAC   OPERATIONS                IMPACT OF
                                                REPORTED     ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ---------- ------------  -----------  ---------  ----------
                                                                             (IN MILLIONS)
  Income (loss) from continuing operations,
   before income taxes.......................  $        (84) $       --  $      (201) $      (285)       (88)       (373)
  Income tax (expense) benefit from
   continuing operations.....................            44          --           17           61         19          80
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss) from
   continuing operations.....................           (40)         --         (184)        (224)       (69)       (293)
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss)..........................           (40)         --         (155)        (195)       (69)       (264)
                                               ------------  ----------  -----------  -----------   --------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................  $       (194) $       --  $        --  $      (194)  $    (69) $     (263)
                                               ============  ==========  ===========  ===========   ========  ==========

                                                                THREE MONTHS ENDED MARCH 31, 2018
                                                 ---------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                   REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                 -------------  ------------  -----------  ---------  ----------
                                                                          (IN MILLIONS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................. $         (40) $       (155) $      (195) $     (69) $     (264)
                                                 -------------  ------------  -----------  ---------  ----------
  Comprehensive income (loss)................... $        (789) $       (162) $      (951) $     (69) $   (1,020)
                                                 -------------  ------------  -----------  ---------  ----------
  COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE................................ $        (950) $         --  $      (950) $     (69) $   (1,019)
                                                 =============  ============  ===========  =========  ==========
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year.......... $       9,010  $         --  $     9,010  $     (72) $    8,938
                                                 -------------  ------------  -----------  ---------  ----------
  Net income (loss).............................          (194)           --         (194)       (69)       (263)
                                                 -------------  ------------  -----------  ---------  ----------
  Retained earnings, end of period..............         8,824            --        8,824       (141)      8,683
  Total AXA Equitable's equity, end of period...        15,545                     15,545       (141)     15,404
                                                 -------------  ------------  -----------  ---------  ----------
   TOTAL EQUITY, END OF PERIOD.................. $      18,633  $         --  $    18,633  $    (141) $   18,492
                                                 =============  ============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2018
                                                 ------------------------------------------------------------
                                                                   PRESENTATION
                                                  AS REPORTED    RECLASSIFICATIONS    REVISIONS    AS REVISED
                                                 -------------  ------------------  ------------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/.......................... $         (40) $               --  $        (69) $      (109)
  Adjustments to reconcile net income (loss) to
   net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances...........................           338                  --           (83)         255
   Policy charges and fee income................          (869)                 --             8         (861)
   Net derivative (gains) losses................           777                  --            38          815
   Amortization and depreciation................            --                 137            64          201
   Amortization of deferred sales commission....             7                  (7)           --           --
   Other depreciation and amortization..........           (23)                 23            --           --
   Amortization of other Intangibles............             8                  (8)           --           --
   Equity (income) loss from
     limited partnerships.......................            --                 (39)           --          (39)
   Distributions from joint ventures and
     limited partnerships.......................            25                 (25)           --           --

                                                          THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               ------------  ------------------  ---------  ----------
                                                                    (IN MILLIONS)
  Changes in:
   Reinsurance recoverable.................... $          2  $               --  $    (149) $     (147)
   Deferred policy acquisition costs..........           10                 (10)        --          --
   Capitalization of deferred policy
     acquisition costs........................           --                (135)        --        (135)
   Future policy benefits.....................         (191)                 --         (7)       (198)
   Current and deferred income taxes..........          (52)                 --        132          80
   Other, net.................................         (122)                 64         70          12
                                               ------------  ------------------  ---------  ----------
  Net cash provided by (used in)
   operating activities....................... $        (21) $               --  $       4  $      (17)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
    sale/maturity/prepayment of:
   Trading account securities................. $      1,606  $               --  $      77  $    1,683
   Real estate held for the production
     of income................................           --                 140         --         140
   Short-term investments.....................           --                 688         --         688
   Other......................................           54                (140)        --         (86)
  Payment for the purchase/origination of:
   Short-term investments.....................           --                (377)        --        (377)
  Cash settlements related to
   derivative instruments.....................          (14)                 --       (489)       (503)
  Change in short-term investments............          396                (311)       (85)         --
  Other, net..................................         (560)                 --        153        (407)
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  investing activities........................ $       (639) $               --  $    (344) $     (983)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $      2,366  $               --  $    (468) $    1,898
   Withdrawals................................       (1,322)                 --        241      (1,081)
   Transfer (to) from Separate Accounts.......         (115)                 --        567         452
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  financing activities........................ $      1,040  $               --  $     340  $    1,380
                                               ------------  ------------------  ---------  ----------

   --------
  /(1)/Net income (loss) includes $154 million in the three months ended
       March 31, 2018 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of June 30, 2018 and for the three and six months ended
   June 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                   AS OF JUNE 30, 2018
                                               ------------------------------------------------------------
                                                   AS      DISCONTINUED
                                               PREVIOUSLY   OPERATIONS               IMPACT OF
                                                REPORTED    ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ----------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
  ASSETS:
   Deferred policy acquisition costs.......... $     4,786  $        -- $      4,786 $     (76) $     4,710
   Amounts due from reinsurers................       3,088           --        3,088        (9)       3,079
   Current and deferred taxes.................         159          422          581         3          584
                                               -----------  ----------- ------------ ---------  -----------
     Total Assets............................. $   219,306  $        -- $    219,306 $     (82) $   219,224
                                               -----------  ----------- ------------ ---------  -----------
  LIABILITIES:
   Future policyholders' benefits and other
     policyholders' liabilities............... $    28,122  $        -- $     28,122 $     (64) $    28,058
                                               -----------  ----------- ------------ ---------  -----------
     Total Liabilities........................ $   202,196  $        -- $    202,196 $     (64) $   202,132
                                               -----------  ----------- ------------ ---------  -----------

                                                                   AS OF JUNE 30, 2018
                                               -----------------------------------------------------------
                                                   AS     DISCONTINUED
                                               PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED   ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ---------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    6,617 $         -- $      6,617 $     (18) $     6,599
   AXA Equitable Equity.......................     13,925           --       13,925       (18)      13,907
                                               ---------- ------------ ------------ ---------  -----------
     Total Equity.............................     16,964           --       16,964       (18)      16,946
                                               ---------- ------------ ------------ ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity......... $  219,306 $         -- $    219,306 $     (82) $   219,224
                                               ========== ============ ============ =========  ===========

                                                                     THREE MONTHS ENDED JUNE 30, 2018
                                               ----------------------------------------------------------------------------
                                                                          DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         904  $       --   $        --  $       904   $    (21) $       883
   Net derivative gains (losses)..............          (312)         --            --         (312)        27         (285)
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total revenues...........................         2,439          --          (824)       1,615          6        1,621
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,339          --            --        1,339        (38)       1,301
   Compensation and benefits..................           466         (32)         (360)          74         --           74
   Commissions and distribution
     related payments.........................           377        (112)         (106)         159         --          159
   Amortization of deferred policy
     acquisition costs........................            31         145             1          177          5          182
   Other operating costs and expenses.........         2,486          (1)         (172)       2,313         --        2,313
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         4,950          --          (639)       4,311        (33)       4,278
                                               -------------  ----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,511)         --          (185)      (2,696)        39       (2,657)
  Income tax (expense) benefit from
   continuing operations......................           553          --             8          561         (9)         552
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (1,958)         --          (177)      (2,135)        30       (2,105)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (1,958)         --          (156)      (2,114)        30       (2,084)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,114) $       --   $        --  $    (2,114)  $     30  $    (2,084)
                                               =============  ==========   ===========  ===========   ========  ===========

                                                              THREE MONTHS ENDED JUNE 30, 2018
                                              ---------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ------------  -----------  --------- -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (1,958)  $      (156) $    (2,114)  $     30 $    (2,084)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss)................        (2,278)         (142)      (2,420)        30      (2,390)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (2,420)  $        --  $    (2,420)  $     30 $    (2,390)
                                              =============   ===========  ===========   ======== ===========

                                                                       SIX MONTHS ENDED JUNE 30, 2018
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  -----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,773  $        --   $        --  $     1,773   $    (29) $     1,744
   Net derivative gains (losses)..............        (1,172)          --            (2)      (1,174)        72       (1,102)
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total revenues...........................         4,387           --        (1,670)       2,717         43        2,760
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,828           --            --        1,828        (47)       1,781
   Compensation and benefits..................           992          (65)         (704)         223         --          223
   Commissions and distribution
     related payments.........................           748         (213)         (216)         319         --          319
   Amortization of deferred policy
     acquisition costs........................            89          280             1          370         21          391
   Other operating costs and expenses.........         2,926           (2)         (361)       2,563         --        2,563
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         7,100           --        (1,284)       5,816        (26)       5,790
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,713)          --          (386)      (3,099)        69       (3,030)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income tax (expense) benefit from
   continuing operations......................           622           --            25          647        (15)         632
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (2,091)          --          (361)      (2,452)        54       (2,398)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (2,091)          --          (311)      (2,402)        54       (2,348)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,401) $        --   $        --  $    (2,401)  $     54  $    (2,347)
                                               =============  ===========   ===========  ===========   ========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                              -----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                  IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                              -------------  ------------  -------------  --------- -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (2,091)  $      (311) $      (2,402) $      54 $    (2,348)
                                              -------------   -----------  -------------  --------- -----------
  Comprehensive income (loss)................        (3,160)         (305)        (3,465)        54      (3,411)
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (3,463)  $        --  $      (3,463) $      54 $    (3,409)
                                              =============   ===========  =============  ========= ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                               ---------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ -----------  ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       9,010  $         -- $     9,010  $     (72) $     8,938
  Net income (loss) attributable to
   AXA Equitable..............................        (2,401)           --      (2,401)        54       (2,347)
                                               -------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period............         6,617            --       6,617        (18)       6,599
                                               -------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.        13,925            --      13,925        (18)      13,907
                                               -------------  ------------ -----------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      16,964  $         -- $    16,964  $     (18) $    16,946
                                               =============  ============ ===========  =========  ===========

                                                           SIX MONTHS ENDED JUNE 30, 2018
                                                ----------------------------------------------------
                                                             PRESENTATION
                                                     AS      RECLASSIFI-
                                                  REPORTED     CATIONS      REVISIONS    AS REVISED
                                                -----------  ------------  -----------  ------------
                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $    (2,091) $         --  $        54  $     (2,037)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,773)           --           29        (1,744)
   Net derivative (gains) losses...............       1,172            --          (72)        1,100
   Amortization and depreciation...............          --           335           21           356
   Amortization of deferred sales commission...          13           (13)          --            --
   Other depreciation and amortization.........         (45)           45           --            --
   Equity (income) loss from
     limited partnerships......................          --           (60)          --           (60)
   Distributions from joint ventures and
     limited partnerships......................          44           (44)          --            --
   Cash received on the recapture of
     captive reinsurance.......................       1,099            --          174         1,273
   Changes in:
     Reinsurance recoverable...................          15            --          166           181
     Deferred policy acquisition costs.........          89           (89)          --            --
     Capitalization of deferred policy
       acquisition costs.......................          --          (280)          --          (280)
     Future policy benefits....................         396            --         (554)         (158)
     Current and deferred income taxes.........        (645)           --          167          (478)
     Other, net................................         416           104         (304)          216
                                                -----------  ------------  -----------  ------------
  Net cash provided by (used in)
   operating activities........................ $     1,190  $         (2) $      (319) $        869
                                                -----------  ------------  -----------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Trading account securities.................. $     4,843  $         --  $        24  $      4,867
   Real estate joint ventures..................          --           140           --           140
   Short-term investments......................          --         1,331          (24)        1,307
   Other.......................................         260          (140)          --           120
  Payment for the purchase/origination of:
   Short-term investments......................          --        (1,081)         205          (876)
  Cash settlements related to
   derivative instruments......................        (267)           --         (489)         (756)
  Change in short-term investments.............         248          (248)          --            --
  Other, net...................................         379            --           11           390
                                                -----------  ------------  -----------  ------------
Net cash provided by (used in)
  investing activities......................... $    (1,605) $          2  $      (273) $     (1,876)
                                                -----------  ------------  -----------  ------------

                                                         SIX MONTHS ENDED JUNE 30, 2018
                                              ----------------------------------------------------
                                                           PRESENTATION
                                                   AS      RECLASSIFI-
                                                REPORTED     CATIONS      REVISIONS    AS REVISED
                                              -----------  ------------ ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $     5,227  $         -- $     (1,107) $      4,120
   Withdrawals...............................      (2,611)           --          480        (2,131)
   Transfer (to) from Separate Accounts......        (305)           --        1,219           914

   --------
  /(1)/Net income (loss) includes $310 million in the six months ended June 30, 2018 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated statement of cash flows for the nine months ended September 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of or for the three and nine months ended September 30, 2018 are not presented as these revisions were already reflected in the Company's September 30, 2018 Form 10-Q.

                                                           NINE MONTHS ENDED SEPTEMBER 30, 2018
                                                ---------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS    REVISIONS   AS REVISED
                                                -----------  -------------------  ----------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Amortization and depreciation............... $        --  $               258  $       --  $       258
   Amortization of deferred sales commission...          17                  (17)         --           --
   Other depreciation and amortization.........         (60)                  60          --           --
   Equity (income) loss from
     limited partnerships......................          --                  (83)         --          (83)
   Distribution from joint ventures and
     limited partnerships......................          63                  (63)         --           --
   Cash received on the recapture of
     captive reinsurance.......................       1,099                   --         174        1,273
   Changes in:.................................
     Reinsurance recoverable...................          20                   --          86          106
     Deferred policy acquisition costs.........        (129)                 129          --           --
     Capitalization of deferred policy
       acquisition costs.......................          --                 (432)         --         (432)
     Future policy benefits....................         (58)                  --        (541)        (599)
     Current and deferred income taxes.........        (264)                  --        (400)        (664)
     Other, net................................         123                  146         179          448
                                                -----------  -------------------  ----------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES.................................. $     1,614  $                (2) $     (502) $     1,110
                                                -----------  -------------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
     Trading account securities................ $     6,913  $                --  $       77  $     6,990
     Real estate joint ventures................          --                  140          --          140
     Short-term investments....................          --                1,806          --        1,806
     Other.....................................         344                 (140)         --          204
     Short-term investments....................          --               (1,530)        204       (1,326)
  Cash settlements related to
   derivative instruments......................        (584)                  --        (492)      (1,076)
  Change in short-term investments.............         350                 (274)        (77)          (1)
  Other, net...................................         305                   --         (19)         286
                                                -----------  -------------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (2,990) $                 2  $     (307) $    (3,295)
                                                -----------  -------------------  ----------  -----------

                                                         NINE MONTHS ENDED SEPTEMBER 30, 2018
                                              ----------------------------------------------------------
                                                                PRESENTATION
                                               AS REPORTED    RECLASSIFICATIONS    REVISIONS  AS REVISED
                                              -------------  -------------------- ----------  ----------
                                                                     (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $       7,852  $                 -- $   (1,668) $    6,184
   Withdrawals...............................        (4,014)                   --        760      (3,254)
   Transfer (to) from Separate Accounts......          (338)                   --      1,717       1,379
                                              -------------  -------------------- ----------  ----------
Net cash provided by (used in)
  financing activities....................... $       1,293  $                 -- $      809  $    2,102
                                              -------------  -------------------- ----------  ----------

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 20 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- -------------  ------------ ---------  ----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $        4,961 $          --  $      4,961 $     (64) $    4,897
                                              -------------- -------------  ------------ ---------  ----------
   Total Assets.............................. $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,691 $          --  $     28,691 $      66  $   28,757
  Current and deferred taxes.................          2,726          (562)        2,164       (46)      2,118
                                              -------------- -------------  ------------ ---------  ----------
   Total Liabilities......................... $      195,091 $          --  $    195,091 $      20  $  195,111
                                              -------------- -------------  ------------ ---------  ----------
EQUITY:
  Retained Earnings.......................... $        5,978 $          --  $      5,978 $     (84) $    5,894
                                              -------------- -------------  ------------ ---------  ----------
  AXA Equitable Equity.......................         11,459            --        11,459       (84)     11,375
                                              -------------- -------------  ------------ ---------  ----------
  Noncontrolling interest....................          3,046            --         3,046        --       3,046
  Total Equity...............................         14,505            --        14,505       (84)     14,421
                                              -------------- -------------  ------------ ---------  ----------
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY........................ $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========

                                                                       THREE MONTHS ENDED MARCH 31, 2017
                                               --------------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS   AS REVISED
                                               -------------  ----------- -------------  ------------  ----------  ------------
                                                                                 (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         852  $        -- $          --  $        852  $      (22) $        830
   Net derivative gains (losses)..............          (362)          --            10          (352)          7          (345)
                                               -------------  ----------- -------------  ------------  ----------  ------------
     Total revenues...........................         2,314           --          (745)        1,569         (15)        1,554

                                                                     THREE MONTHS ENDED MARCH 31, 2017
                                               -----------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  -----------  -------------  -----------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           975           --             --          975         (3)        972
   Interest credited to policyholders'
     account balances.........................           279           --             --          279        (30)        249
   Compensation and benefits..................           438          (33)          (322)          83         --          83
   Commissions and distribution
     related payments.........................           382         (114)           (96)         172         --         172
   Amortization of deferred policy
     acquisition costs........................            29          148             --          177         63         240
   Other operating costs and expenses.........           381           (1)          (179)         201         --         201
                                               -------------  -----------  -------------  -----------  ---------  ----------
     Total benefits and other deductions......         2,489           --           (598)       1,891         30       1,921
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Income (loss) from continuing operations,
   before income taxes........................          (175)          --           (147)        (322)       (45)       (367)
  Income tax (expense) benefit from
   continuing operations......................           121           --             11          132         16         148
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss) from
   continuing operations......................           (54)          --           (136)        (190)       (29)       (219)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss)...........................           (54)          --           (118)        (172)       (29)       (201)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................. $        (172) $        --  $          --  $      (172) $     (29) $     (201)
                                               =============  ===========  =============  ===========  =========  ==========

                                                              THREE MONTHS ENDED MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  -------------  -----------  ---------  ----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $         (54) $        (118) $      (172) $     (29) $     (201)
                                              -------------  -------------  -----------  ---------  ----------
   Change in unrealized gains (losses), net
     of reclassification adjustment..........            92             --           92         21         113
   Total other comprehensive income (loss),
     net of income taxes.....................           127             (7)         120         21         141
                                              -------------  -------------  -----------  ---------  ----------
   Comprehensive income (loss)...............            73           (125)         (52)        (8)        (60)
                                              -------------  -------------  -----------  ---------  ----------
   COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE
     TO AXA EQUITABLE........................ $         (52) $          --  $       (52) $      (8) $      (60)
                                              =============  =============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2017
                                               ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ ------------  ---------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       6,150  $         -- $      6,150  $     (55) $     6,095
  Net income (loss) attributable to
   AXA Equitable..............................          (172)           --         (172)       (29)        (201)
                                               -------------  ------------ ------------  ---------  -----------
  Retained earnings, end of period............         5,978            --        5,978        (84)       5,894
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   beginning of year..........................            17            --           17        (21)          (4)
  Other comprehensive income (loss)...........           120            --          120         21          141
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   end of period..............................           137            --          137         --          137
                                               -------------  ------------ ------------  ---------  -----------
  Total AXA Equitable's equity, end of period.        11,459            --       11,459        (84)      11,375
                                               -------------  ------------ ------------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      14,505  $         -- $     14,505  $     (84) $    14,421
                                               =============  ============ ============  =========  ===========

                                                            THREE MONTHS ENDED MARCH 31, 2017
                                                --------------------------------------------------------
                                                                 PRESENTATION
                                                 AS REPORTED   RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                -------------  -----------------  ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $         (54) $              --  $     (29) $       (83)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances..........................           279                 --        (30)         249
   Policy charges and fee income...............          (852)                --         22         (830)
   Net derivative (gains) losses...............           362                 --         (7)         355
   Amortization and depreciation...............            --                229         63          292
   Amortization of deferred sales commission...             9                 (9)        --           --
   Other depreciation and amortization.........            36                (36)        --           --
   Amortization of other intangibles...........             8                 (8)        --           --
   Equity (income) loss from
     limited partnerships......................            --                (39)        --          (39)
   Distributions from joint ventures and
     limited partnerships......................            26                (26)        --           --
   Changes in:                                                                                        --
     Reinsurance recoverable...................           (23)                --       (173)        (196)
     Deferred policy acquisition costs.........            29                (29)        --           --
     Capitalization of deferred policy
       acquisition costs.......................            --               (148)        --         (148)
     Future policy benefits....................           241                 --         17          258
     Current and deferred income taxes.........          (188)                --         (6)        (194)
     Other, net................................           151                 65         --          216
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES......................... $          18  $              (1) $    (143) $      (126)
                                                -------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments...................... $          --  $             631  $      --  $       631
  Payment for the purchase/origination of:
   Short-term investments......................            --               (376)      (289)        (665)
  Change in short-term investments.............           254               (254)        --           --
  Other, net...................................            43                 --        100          143
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES......................... $      (2,447) $               1  $    (189) $    (2,635)
                                                -------------  -----------------  ---------  -----------

                                                        THREE MONTHS ENDED MARCH 31, 2017
                                              -----------------------------------------------------
                                                                  PRESENTATION
                                               AS REPORTED      RECLASSIFICATIONS REVISIONS  AS REVISED
                                              ------------      ----------------- ---------  ----------
                                                                  (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits................................... $      2,240         $           --  $    269  $    2,509
  Withdrawals................................         (785)                    --      (157)       (942)
  Transfer (to) from Separate Accounts.......          176                     --       220         396
                                              ------------         --------------  --------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES....................... $      2,306         $           --  $    332  $    2,638
                                              ------------         --------------  --------  ----------

   --------
  /(1)/Net income (loss) includes $118 million in the three months ended
       March 31, 2017 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of and for the three and six months ended June 30, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              ------------- --------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $       4,913 $           --  $     4,913 $     (63) $     4,850
                                              ------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $      29,679 $           --  $    29,679 $      53  $    29,732
  Current and deferred taxes.................         3,267           (542)       2,725       (39)       2,686
                                              ------------- --------------  ----------- ---------  -----------
   Total Liabilities......................... $     199,095 $           --  $   199,095 $      14  $   199,109
                                              ------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $       7,479 $           --  $     7,479 $     (77) $     7,402
                                              ------------- --------------  ----------- ---------  -----------
  AXA Equitable Equity.......................        13,273             --       13,273       (77)      13,196
                                              ------------- --------------  ----------- ---------  -----------
  Total Equity...............................        16,257             --       16,257       (77)      16,180
                                              ------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========

                                                                   THREE MONTHS ENDED JUNE 30, 2017
                                               -------------------------------------------------------------------------
                                                                        DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC   OPERATIONS                IMPACT OF
                                                 REPORTED    ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               ------------- ---------- ------------  ----------- ----------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         846 $       -- $         --  $       846 $      (12) $      834
   Net derivative gains (losses)..............         1,763         --            5        1,768          8       1,776
                                               ------------- ---------- ------------  ----------- ----------  ----------
     Total revenues...........................         4,548         --         (781)       3,767         (4)      3,763

                                                                      THREE MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                 IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  ----------  -------------  ------------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       1,363  $       --  $          --  $      1,363  $      (7) $    1,356
   Interest credited to policyholders'
     account balances.........................           208          --             --           208         (9)        199
   Compensation and benefits..................           450         (32)          (328)           90         --          90
   Commissions and distribution
     related payments.........................           389        (116)          (103)          170         --         170
   Amortization of deferred policy
     acquisition costs........................           (49)        150             --           101         (1)        100
   Other operating costs and expenses.........           149          (2)          (208)          (61)        --         (61)
                                               -------------  ----------  -------------  ------------  ---------  ----------
     Total benefits and other deductions......         2,516          --           (641)        1,875        (17)      1,858
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income (loss) from continuing operations,
  before income taxes.........................         2,032          --           (140)        1,892         13       1,905
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income tax (expense) benefit from
  continuing operations.......................          (419)         --             11          (408)        (5)       (413)
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) from continuing operations..         1,613          --           (129)        1,484          8       1,492
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss).............................         1,613          --           (113)        1,500          8       1,508
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) attributable to
  AXA Equitable............................... $       1,500  $       --  $          --  $      1,500  $       8  $    1,508
                                               =============  ==========  =============  ============  =========  ==========

                                                              THREE MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                 IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED  REVISIONS AS REVISED
                                              -------------- --------------  ------------ --------- -----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $        1,613 $         (113) $      1,500 $       8 $     1,508
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss)...............          1,887            (93)        1,794         8       1,802
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss) attributable
     to AXA Equitable........................ $        1,794 $           --  $      1,794 $       8 $     1,802
                                              ============== ==============  ============ ========= ===========

                                                                     SIX MONTHS ENDED JUNE 30, 2017
                                               --------------------------------------------------------------------------
                                                                         DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC    OPERATIONS               IMPACT OF
                                                 REPORTED    ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                               ------------- ---------- -------------  ----------- ---------  -----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,698 $       -- $          --  $     1,698 $     (34) $     1,664
   Net derivative gains (losses)..............         1,362         --            15        1,377        54        1,431
                                               ------------- ---------- -------------  ----------- ---------  -----------
     Total revenues...........................         6,823         --        (1,526)       5,297        20        5,317

                                                                       SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  -------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       2,338  $       --  $          --  $     2,338  $     (10) $     2,328
   Compensation and benefits..................           888         (65)          (650)         173         --          173
   Commissions and distribution
     related payments.........................           771        (230)          (199)         342         --          342
   Amortization of deferred policy
     acquisition costs........................           (20)        298             --          278         62          340
   Other operating costs and expenses.........           530          (3)          (387)         140         --          140
                                               -------------  ----------  -------------  -----------  ---------  -----------
     Total benefits and other deductions......         4,966          --         (1,239)       3,727         52        3,779
                                               -------------  ----------  -------------  -----------  ---------  -----------
Income (loss) from continuing operations,
  before income taxes.........................         1,857          --           (287)       1,570        (32)       1,538
Income tax (expense) benefit from
  continuing operations.......................          (298)         --             22         (276)        11         (265)
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss) from continuing operations..         1,559          --           (265)       1,294        (21)       1,273
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss).............................         1,559          --           (231)       1,328        (21)       1,307
Net income (loss) attributable to
  AXA Equitable............................... $       1,328  $       --  $          --  $     1,328  $     (21) $     1,307
                                               =============  ==========  =============  ===========  =========  ===========

                                                               SIX MONTHS ENDED JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- ------------  ------------ ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $        1,559 $       (231) $      1,328 $     (21) $     1,307
                                              -------------- ------------  ------------ ---------  -----------
  Change in unrealized gains (losses), net
   of reclassification adjustment............            386           --           386        21          407
  Other comprehensive income.................            401           13           414        21          435
                                              -------------- ------------  ------------ ---------  -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $        1,742 $         --  $      1,742 $      --  $     1,742
                                              ============== ============  ============ =========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                            DISCONTINUED
                                              AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED     ADJUSTMENT  AS ADJUSTED  REVISIONS    AS REVISED
                                              ------------- ------------ ------------ ---------  --------------
                                                                        (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year....... $       6,151 $         -- $      6,151 $     (56) $        6,095
  Net income (loss) attributable to
   AXA Equitable.............................         1,328           --        1,328       (21)          1,307
                                              ------------- ------------ ------------ ---------  --------------
  Retained earnings, end of period...........         7,479           --        7,479       (77)          7,402
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   beginning of year.........................            17           --           17       (21)             (4)
  Other comprehensive income (loss)..........           414           --          414        21             435
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   end of period.............................           431           --          431        --             431
                                              ------------- ------------ ------------ ---------  --------------
  Total AXA Equitable's equity, end
    of period................................        13,273           --       13,273       (77)         13,196
                                              ------------- ------------ ------------ ---------  --------------
  Noncontrolling interest, end of period.....         2,984           --        2,984        --           2,984
                                              ------------- ------------ ------------ ---------  --------------
   TOTAL EQUITY, END OF PERIOD............... $      16,257 $         -- $     16,257 $     (77) $       16,180
                                              ============= ============ ============ =========  ==============

                                                             SIX MONTHS ENDED JUNE 30, 2017
                                                -------------------------------------------------------
                                                               PRESENTATION
                                                AS REPORTED  RECLASSIFICATIONS   REVISIONS   AS REVISED
                                                -----------  -----------------  ----------  -----------
                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $     1,559  $              --  $      (21) $     1,538
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,698)                --          34       (1,664)
   Net derivative (gains) losses...............      (1,362)                --         (54)      (1,416)
   Amortization and depreciation...............          --                233          62          295
   Amortization of deferred sales commission...          17                (17)         --           --
   Other depreciation and amortization.........         (61)                61          --           --
   Equity (income) loss from
     limited partnerships......................          --                (65)         --          (65)
   Distribution from joint ventures and
     limited partnerships......................          50                (50)         --           --
   Changes in:
     Reinsurance recoverable...................        (194)                --        (354)        (548)
     Deferred policy acquisition costs.........          43                (43)         --           --
     Capitalization of deferred policy
       acquisition costs.......................         (63)              (235)         --         (298)
     Future policy benefits....................       1,303                 --          45        1,348
     Current and deferred income taxes.........         204                 --           3          207
     Other, net................................          84                115          --          199
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  operating activities......................... $       (75) $              (1) $     (285) $      (361)
                                                -----------  -----------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
  sale/maturity/prepayment of:
   Short-term investments...................... $        --  $           1,078  $       --  $     1,078
  Payment for the purchase/origination of:
   Short-term investments......................          --             (1,599)         --       (1,599)
  Change in short-term investments.............        (508)               522         (14) $        --
  Other, net...................................         243                 --        (197)          46
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (3,588) $               1  $     (211) $    (3,798)
                                                -----------  -----------------  ----------  -----------

                                                           SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS REVISIONS   AS REVISED
                                               -----------  ----------------- ---------  -----------
                                                                   (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $     4,109   $             -- $     784  $     4,893
   Withdrawals................................      (1,557)                --      (284)      (1,841)
     Transfer (to) from Separate Accounts.....         767                 --        (4)         763
                                               -----------   ---------------- ---------  -----------
Net cash provided by (used in)
  financing activities........................ $     4,182   $             -- $     496  $     4,678
                                               -----------   ---------------- ---------  -----------

   --------
  /(1)/Net income (loss) includes $231 million in the six months ended June 30, 2017 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items in the consolidated statement of cash flows for the nine months ended September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of and for the three and nine months ended September 30, 2017 are not included as these revisions were already reflected in the Company's September 30, 2018
   Form 10-Q.

                                                        NINE MONTHS ENDED SEPTEMBER 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               -----------  -----------------  ---------  ----------
                                                                   (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
 Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Amortization and depreciation...............  $       --  $             432  $      --  $      432
  Other depreciation and amortization.........         (67)                67         --          --
  Equity (income) loss from
    limited partnerships......................          --               (103)        --        (103)
  Distribution from joint ventures and
    limited partnerships......................          94                (94)        --          --
  Changes in:
    Reinsurance recoverable...................        (361)                --       (455)       (816)
    Deferred policy acquisition costs.........          42                (42)        --          --
    Capitalization of deferred policy
      acquisition costs.......................          --               (433)        --        (433)
    Future policy benefits....................       1,146                 --        168       1,314
    Current and deferred income taxes.........         640                 --       (389)        251
    Other, net................................         617                197         --         814
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES........................  $      994  $              (1) $    (676) $      317
                                                ----------  -----------------  ---------  ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments.....................  $       --  $           1,909  $      --  $    1,909
  Payment for the purchase/origination of:
   Short-term investments.....................          --             (2,174)        --      (2,174)
  Change in short-term investments............        (266)               266         --          --
  Other, net..................................        (258)                --        203         (55)
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES........................  $   (5,231) $               1  $     203  $   (5,027)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits....................................  $    5,871  $              --  $   1,116  $    6,987
  Withdrawals.................................      (2,574)                --       (244)     (2,818)
  Transfer (to) from Separate Accounts........       1,617                 --       (399)      1,218
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES........................  $    5,460  $              --  $     473  $    5,933
                                                ----------  -----------------  ---------  ----------

22)SUBSEQUENT EVENTS

   AXA Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the "2019 Plan")

   In November 2018, Holdings' Board of Directors and AXA, as Holdings' then controlling stockholder, adopted the 2019 Plan, which became effective January 1, 2019, with a total of 5.2 million shares of common stock reserved for issuance thereunder. On February 25, 2019, the Compensation Committee of Holdings' Board of Directors approved an amendment to the 2019 Plan increasing the amount of shares of Holdings' common stock available for issuance in connection with equity awards granted under the 2019 Plan by two million shares. The holder of a majority of the outstanding shares of Holdings' common stock executed a written consent approving the increase on February 28, 2019.

   AXA Secondary Offering of Holdings Common Stock and Holdings Share Buy-back

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Holdings and the sale to Holdings of 30 million shares of common stock of Holdings. Following the completion of this secondary offering and the share buyback by Holdings, AXA owns 48.3% of the shares of common stock of Holdings. As a result, Holdings is no longer a majority owned subsidiary of AXA.

   Repayment of Senior Surplus Note

   On December 28, 2018, the Company, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The Company repaid this note on March 5, 2019.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2018

                                                                            AMOUNT AT
                                                                           WHICH SHOWN
                                                                           ON BALANCE
                                                COST/(1)/    FAIR VALUE       SHEET
                                              ------------- ------------- -------------
                                                            (IN MILLIONS)
Fixed Maturities:
  U.S. government, agencies and authorities.. $      13,646 $      13,335 $      13,335
  State, municipalities and
   political subdivisions....................           408           454           454
  Foreign governments........................           515           519           519
  Public utilities...........................         4,614         4,569         4,569
  All other corporate bonds..................        22,076        21,807        21,807
  Residential mortgage-backed................           193           202           202
  Asset-backed...............................           600           590           590
  Redeemable preferred stocks................           440           439           439
                                              ------------- ------------- -------------
Total fixed maturities.......................        42,492        41,915        41,915
Mortgage loans on real estate/(2)/...........        11,825        11,478        11,818
Real estate held for the production
   of income.................................            52            52            52
Policy loans.................................         3,267         3,944         3,267
Other equity investments.....................         1,103         1,144         1,144
Trading securities...........................        15,361        15,166        15,166
Other invested assets........................         1,554         1,554         1,554
                                              ------------- ------------- -------------
Total Investments............................ $      75,654 $      75,253 $      74,916
                                              ============= ============= =============

   --------
  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
  /(2)/Balance Sheet amount for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                    ASSUMED             PERCENTAGE
                                                         CEDED TO    FROM               OF AMOUNT
                                                GROSS      OTHER     OTHER      NET      ASSUMED
                                                AMOUNT   COMPANIES COMPANIES   AMOUNT     TO NET
                                              ---------- --------- --------- ---------- ----------
                                                                  (IN MILLIONS)
AS OF DECEMBER 31, 2018
Life insurance in-force...................... $  390,374 $  69,768 $  30,322 $  350,928        8.6%
                                              ========== ========= ========= ==========  =========

FOR THE YEAR ENDED DECEMBER 31, 2018
Premiums:
Life insurance and annuities................. $      787 $     128 $     177 $      836       21.2%
Accident and health..........................         49        32         9         26       34.6%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      836 $     160 $     186 $      862       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2017
Life insurance in-force/(2)/................. $  392,926 $  73,843 $  30,300 $  349,383        8.7%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2017
Premiums:
Life insurance and annuities................. $      826 $     135 $     186 $      877       21.2%
Accident and health..........................         54        36         9         27       33.3%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      880 $     171 $     195 $      904       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2016
Life insurance in-force...................... $  399,230 $  78,760 $  31,722 $  352,192        9.0%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2016
Premiums:
Life insurance and annuities................. $      790 $     135 $     197 $      852       23.1%
Accident and health..........................         60        41         9         28       32.1%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      850 $     176 $     206 $      880       23.4%
                                              ========== ========= ========= ==========  =========

   --------
  /(1)/Includes amounts related to the discontinued group life and health business.
  /(2)/Previously reported amounts for "Life insurance in-force -- Ceded to other companies" of $41,330 million and "Net amount" of $381,896 have been revised due to an error.

EQUI-VEST(R) Strategies (Series 901)

A group flexible premium deferred variable annuity contract


PROSPECTUS DATED MAY 1, 2019


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PURCHASING OR TAKING ANY OTHER ACTION UNDER YOUR CONTRACT. YOU SHOULD READ THE PROSPECTUSES FOR EACH TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

WHAT IS EQUI-VEST(R) STRATEGIES?

EQUI-VEST(R) Strategies is a group-deferred annuity contract ("contract") issued by AXA EQUITABLE LIFE INSURANCE COMPANY. Either the plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder. Certain rights may be exercised by employees covered under an employer's plan (the "participants"). These rights will be summarized in a participation certificate ("certificate") provided to each participant. EQUI-VEST(R) Strategies provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, our guaranteed interest option or the account for special dollar cost averaging ("investment options").

This prospectus is a disclosure document and describes all of the certificate's material features, benefits, rights and obligations, as well as other information. The description of the certificate's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the certificate are changed after the date of this prospectus in accordance with the certificate, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The certificate should also be read carefully. You have the right to cancel your certificate within a certain number of days after receipt of the certificate.

The contract may not currently be available in all states. All optional features and benefits described in this prospectus may not be available at the time you purchase the certificate. We have the right to restrict availability of any optional feature or benefit. We can refuse to accept any application or contribution from you at any time, including after you purchase the certificate.

We offer the EQUI-VEST(R) Strategies contract to fund two types of "plans":
Section 403(b) (also referred to as "TSA" plans or contracts) or governmental employer Section 457(b) plans (also referred to as "EDC" plans or contracts) (together "plans"). The EQUI-VEST(R) Strategies contract is available to plans that meet our requirements, which may include requirements regarding plan vesting provisions. The contract may not be available in all states or for both types of plans.

VARIABLE INVESTMENT OPTIONS
FIXED INCOME
--------------------------------------------------------------------------------
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT High Yield Bond
.. American Funds Insurance Series(R) Bond Fund
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy VIP High Income
.. Multimanager Core Bond
.. Templeton Global Bond VIP
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------

.. 1290 VT Equity Income
.. 1290 VT GAMCO Small Company Value
.. 1290 VT Small Cap Value
.. 1290 VT Socially Responsible
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/400 Managed Volatility/(1)/
.. EQ/500 Managed Volatility/(1)/
.. EQ/2000 Managed Volatility/(1)/
.. EQ/AB Small Cap Growth/(1)/
.. EQ/American Century Mid Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/ClearBridge Select Equity Managed Volatility

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/Fidelity(R) Institutional AM(R) Large Cap
.. EQ/Franklin Small Cap Value Managed Volatility/(1)/
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Invesco Comstock
.. EQ/Ivy VIP Energy
.. EQ/Ivy VIP Mid Cap Growth
.. EQ/Janus Enterprise/(1)/
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Core Managed Volatility/(1)/
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Growth Managed Volatility/(1)/
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Loomis Sayles Growth/(1)/
.. EQ/MFS(R) Technology
.. EQ/MFS(R) Utilities
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(1)/
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Fidelity(R) VIP Equity Income
.. Fidelity(R) VIP Mid Cap
.. Invesco Oppenheimer V.I. Main Street Fund/(2)/
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. Oppenheimer Main Street Fund(R)/VA/(3)/
.. PIMCO CommodityRealReturn(R) Strategy
.. VanEck VIP Global Hard Assets



--------------------------------------------------------------------------------

INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------

.. 1290 VT SmartBeta Equity
.. Charter/SM/ Moderate
.. EQ/Emerging Markets Equity PLUS
.. EQ/Global Equity Managed Volatility/(1)/
.. EQ/International Core Managed Volatility/(1)/
.. EQ/International Equity Index
.. EQ/International Managed Volatility/(1)/
.. EQ/International Value Managed Volatility/(1)/
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Lazard Emerging Markets Equity
.. EQ/MFS(R) International Growth
.. EQ/MFS(R) International Value
.. EQ/Oppenheimer Global
.. EQ/Templeton Global Equity Managed Volatility/(1)/



--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. 1290 VT DoubleLine Dynamic Allocation
.. All Asset Growth - Alt 20

.. EQ/AB Dynamic Moderate Growth*/(1)/
.. EQ/Aggressive Allocation/(1)/
.. EQ/Balanced Strategy*/(1)/
.. EQ/Conservative Allocation/(1)/
.. EQ/Conservative Growth Strategy*/(1)/
.. EQ/Conservative-Plus Allocation/(1)/
.. EQ/Conservative Strategy*/(1)/
.. EQ/Franklin Balanced Managed Volatility/(1)/
.. EQ/Franklin Templeton Allocation Managed Volatility/(1)/
.. EQ/Moderate Allocation/(1)/
.. EQ/Moderate Growth Strategy*/(1)/
.. EQ/Moderate-Plus Allocation/(1)/

.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------
* These are the only variable investment options available in connection with the Personal Income Benefit and are collectively referred to as the Personal Income Benefit variable investment options. Please note that they are also available without the Personal Income Benefit. For more information, see "What are your investment options under the contract?" under "Contract features and benefits" later in this prospectus.

(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.

(2)This variable investment option will be available on or about May 28, 2019, subject to regulatory and shareholder approval.

(3)This variable investment option will be reorganized as a variable investment option of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) on or about May 28, 2019, subject to regulatory and shareholder approval. Please see "Portfolios of the Trusts" for more information.




THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                      EV Strategies 901 (IF/NB)

                                                                        #646187

You may allocate amounts to the variable investment options selected by your employer. Each variable investment option is a subaccount of Separate Account
A. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") that is part of one of the trusts (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the guaranteed interest option and the account for special dollar cost averaging if your employer elects to make them available under the contract. These investment options are discussed later in this prospectus. Amounts allocated in connection with the Personal Income Benefit are limited to the Personal Income Benefit variable investment options -- the EQ/Balanced Strategy, the EQ/Conservative Growth Strategy, the EQ/Conservative Strategy, the EQ/Moderate Growth Strategy and the EQ/AB Dynamic Moderate Growth.


Minimum contribution amounts of $20 may be made under the contract.


A registration statement relating to this offering has been filed with the SEC. The statement of additional information ("SAI") dated May 1, 2019, is a part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 4956, Syracuse, NY 13221-4956 or calling (800) 628-6673. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

ELECTRONIC DELIVERY OF SHAREHOLDER REPORTS (PURSUANT TO RULE 30E-3). Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company or your financial intermediary by calling (800) 628-6673.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling (877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus


--------------------------------------------------------------------------------


             Index of key words and phrases                      5
             Who is AXA Equitable?                               6
             How to reach us                                     7
             EQUI-VEST(R) Strategies (Series 901) group
               annuity contract at a glance -- key features      9

             ------------------------------------------------------
             FEE TABLE                                          11
             ------------------------------------------------------

             Examples: EQUI-VEST(R) Strategies contracts        12
             Condensed financial information                    13

             ------------------------------------------------------
             1. CONTRACT FEATURES AND BENEFITS                  14
             ------------------------------------------------------
             How you can contribute to your certificate         14
             How EQUI-VEST(R) Strategies is available           15
             How contributions can be made                      15
             What are your investment options under the
               contract?                                        15
             Portfolios of the Trusts                           17
             Selecting your investment method                   29
             ERISA considerations for employers                 30
             Allocating your contributions                      30
             Unallocated account                                32
             Personal Income Benefit                            32
             Death benefit                                      38
             Your right to cancel within a certain number of
               days                                             39

             ------------------------------------------------------
             2. DETERMINING YOUR CERTIFICATE'S VALUE            40
             ------------------------------------------------------
             Your account value and cash value                  40
             Your certificate's value in the variable
               investment options                               40
             Your certificate's value in the guaranteed
               interest option and the account for special
               dollar cost averaging                            40
             Insufficient account value                         40

             ------------------------------------------------------
             3. TRANSFERRING YOUR MONEY AMONG INVESTMENT
               OPTIONS                                          41
             ------------------------------------------------------
             Transferring your account value                    41
             Disruptive transfer activity                       41
             Automatic transfer options                         42
             Investment simplifier                              42
             Rebalancing your account value                     43
             ProNvest Managed Account Service                   43


-------------

"Company," "We,""our," and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is the participant.




When we use the word "contract" we mean the group contract issued to the plan trustee or employer ("contract holder,"). When we use the word "certificate," we mean the participation certificate that summarizes the rights of each participant covered under the group contract.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             4. ACCESSING YOUR MONEY                            45
             ------------------------------------------------------
             Withdrawing your account value                     45
             How withdrawals are taken from your account value  49
             Loans                                              49
             Termination of participation                       50
             When to expect payments                            50
             Your annuity payout options                        51

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            53
             ------------------------------------------------------
             Charges under the contracts                        53
             Charges that the Trusts deduct                     55
             Variations in charges                              56

             ------------------------------------------------------
             6. PAYMENT OF DEATH BENEFIT                        57
             ------------------------------------------------------
             Your beneficiary and payment of benefit            57
             How death benefit payment is made                  57
             Beneficiary continuation option                    57

             ------------------------------------------------------
             7. TAX INFORMATION                                 60
             ------------------------------------------------------
             Tax information and ERISA matters                  60
             Choosing a contract to fund a retirement
               arrangement                                      60
             Special rules for tax-favored retirement plans     60
             Additional "Saver's Credit" for salary reduction
               contributions to certain plans                   60
             Tax-sheltered annuity arrangements (TSAs)          60
             Distributions from TSAs                            63
             Public employee deferred compensation plans (EDC
               Plans)                                           66
             ERISA matters                                      69
             Certain rules applicable to plans designed to
               comply with Section 404(c) of ERISA              70
             Tax withholding and information reporting          70
             Federal income tax withholding on periodic
               annuity payments                                 70
             Federal income tax withholding on non-periodic
               annuity payments (withdrawals) which are not
               eligible rollover distributions                  71
             Mandatory withholding eligible rollover
               distributions                                    71
             Impact of taxes to AXA Equitable                   71

             ------------------------------------------------------
             8. MORE INFORMATION                                72
             ------------------------------------------------------
             About our Separate Account A                       72
             About the Trusts                                   72
             About the general account                          72
             Dates and prices at which certificate events occur 73
             About your voting rights                           73
             Cybersecurity                                      74
             Statutory compliance                               74
             About legal proceedings                            74
             Financial statements                               74
             Transfers of ownership, collateral assignments,
               loans, and borrowing                             74
             Funding changes                                    74
             Distribution of the contracts                      74

             ------------------------------------------------------
             APPENDICES
             ------------------------------------------------------
               I   --   Condensed financial information           I-1
              II   --   Death benefit example                    II-1
             III   --   State contract availability and/or
                          variations of certain features and
                          benefits                              III-1
              IV   --   Contract variations                      IV-1

             ---------------------------------------------------------
             STATEMENT OF ADDITIONAL INFORMATION
               Table of contents
             ---------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                                                 PAGE

         account for special dollar cost averaging                  29
         account value                                              40
         annuity payout options                                     51
         AXA Equitable Access Account                               57
         beneficiary                                                57
         beneficiary continuation option                            57
         business day                                               73
         cash value                                                 40
         certificate                                             1, 40
         contributions                                          14, 15
         disruptive transfer activity                               41
         DOL                                                        30
         EDC                                                     1, 66
         ERISA                                                      30
         elective deferral contributions                            61
         Guaranteed Annual Withdrawal Amount                        33
         guaranteed interest option                                 29
         Guaranteed Transfer Withdrawal Rate                        33
         Guaranteed Withdrawal Rate                                 33
         investment options                                          1
         market timing                                           8, 41
         maturity date                                              52
         Non-Personal Income Benefit account value                  40
         Online Account Access                                       7


                                                                 PAGE

         partial withdrawals                                        46
         participant                                                 1
         participation date                                         14
         participation date anniversary                             14
         participation year                                         14
         Personal Income Benefit                                    32
         Personal Income Benefit charge                             55
         Personal Income Benefit account value                      31
         Personal Income Benefit variable investment options        32
         plan operating expense charge                              55
         portfolio                                               2, 17
         processing office                                           7
         Ratchet Base                                               34
         Required Beginning Date                                    68
         SAI                                                         2
         SEC                                                         1
         salary reduction contributions                         60, 61
         special dollar cost averaging                              31
         TOPS                                                        7
         TSA                                                     1, 60
         Trusts                                                  2, 72
         unit                                                       40
         unit investment trust                                      72
         variable investment options                             1, 16

To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

-----------------------------------------------------------------------------
 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
-----------------------------------------------------------------------------
account value                          Annuity Account Value

Personal Income Benefit account value  Personal Income Benefit Annuity
                                       Account Value

unit                                   Accumulation unit

unit value                             Accumulation unit value
-----------------------------------------------------------------------------

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------



We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.

AXA Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $618.6 billion in assets as of December 31, 2018. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US


Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Unit Annuity Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0463

FOR TSA AND GOVERNMENTAL EMPLOYER EDC LOAN REPAYMENTS SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R)
  Loan Repayments Lockbox
  P.O. Box 13463
  Newark, NJ 07188-0496

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  AXA Equitable
  JPMorganchase
  EQUI-VEST(R) Lockbox #13463
  4 Chase Metrotech Center (7th Floor)
  Brooklyn, NY 11245-0001
  Telephone number to be listed on express mail packages
  Attn: Extraction Supervisor, (718) 242-0716
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  AXA Equitable
  EQUI-VEST(R) Processing Office
  100 Madison Street, Suite 1000
  Syracuse, NY 13202

                              -------------------

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 100 Madison Street, Suite 1000, Syracuse, New York 13202.
 REPORTS WE PROVIDE

..   confirmation notices of financial transactions; and

..   quarterly statements of your contract values as of the close of each calendar quarter including your Guaranteed Annual Withdrawal Amount, if applicable, as of the beginning and end of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT ACCESS SYSTEMS

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   the daily unit values for the variable investment options; and

..   the Guaranteed Withdrawal Rate and the Guaranteed Transfer Withdrawal Rate.

You can also:

..   change your allocation percentages and/or transfer among the Non - Personal
    Income Benefit variable investment options and the guaranteed interest option; and

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through Online Account Access only).

Under TOPS only you can:

..   elect the investment simplifier.

Under Online Account Access only you can:

..   elect to receive certain contract statements electronically;

..   change your address;

..   make loan repayments subject to contract availability;

..   access "Frequently Asked Questions" and certain service forms; and

..   obtain performance information regarding the variable investment options.

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You can use TOPS by calling toll free (800) 755-7777. You may use Online Account Access by visiting our

                             WHO IS AXA EQUITABLE?

website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine.

For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

We reserve the right to discontinue offering TOPS at any time in the future.
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.
 TOLL-FREE TELEPHONE SERVICE:

You may reach us toll-free by calling (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)election of the investment simplifier;

(2)election of the automatic deposit service (TSA certificates only);

(3)election of the rebalancing program;

(4)election of required minimum distribution ("RMD") automatic withdrawal option;

(5)election of Beneficiary continuation option;

(6)transfer/rollover of assets to another carrier;

(7)request for a loan (where plan permits loans);

(8)tax withholding election;

(9)certificate surrender and withdrawal requests;

(10)requests to make an initial allocation to the Personal Income Benefit variable investment options;

(11)election to begin withdrawals under the Personal Income Benefit;

(12)election of automatic transfer of the principal portion of loan repayments to your investment options according to your investment allocation instructions currently on file;

(13)requests for enrollment in either our Maximum payment plan or Customized payment plan (for the Personal Income Benefit only); and

(14)death claims.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)beneficiary changes;

(2)transfers among investment options; and

(3)special dollar cost averaging.

We anticipate requiring status documentation in the case of certain changes of ownership or address changes where Foreign Account Tax Compliance Act ("FATCA") withholding could be required. See "Tax Information" later in this Prospectus.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)investment simplifier;

(2)rebalancing program;

(3)systematic withdrawals;

(4)the date annuity payments are to begin; and

(5)special dollar cost averaging.

                              -------------------


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.


SIGNATURES:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.


EDELIVERY:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.axa.com.

                             WHO IS AXA EQUITABLE?

EQUI-VEST(R) Strategies (Series 901) group annuity contract at a glance -- key features

--------------------------------------------------------------------------------

PROFESSIONAL INVESTMENT      EQUI-VEST(R) Strategies' variable investment options invest
MANAGEMENT                   in different portfolios sub-advised by professional
                             investment advisers.
-----------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTIONS  The variable investment options for which information is provided in this prospectus are available under the
                             contract, subject to state regulatory approval and
                             availability under your employer's plan.
-----------------------------------------------------------------------------------------
GUARANTEED INTEREST OPTION   .   Principal and interest guarantees
                             .   Interest rates set periodically
-----------------------------------------------------------------------------------------
TAX CONSIDERATIONS           .   No tax on earnings inside the contract until you make
                                 withdrawals from your certificate or receive annuity
                                 payments.
                             ------------------------------------------------------------
                             .   No tax on transfers among investment options inside the
                                 contract.
                             ------------------------------------------------------------
                             Because you are purchasing or contributing to an annuity
                             contract to fund a tax-qualified employer sponsored
                             retirement arrangement, you should be aware that such
                             contracts do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code (the "Code").
                             Before purchasing one of these contracts, employers should consider whether its features and benefits beyond tax
                             deferral meet participant's needs and goals. Employers may also want to consider the relative features, benefits and
                             costs of these contracts with any other investment that
                             participants may use in connection with their retirement
                             plan or arrangement. Depending on the participant's
                             personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum
                             distributions. (For more information, see "Tax information"
                             later in this prospectus.)
-----------------------------------------------------------------------------------------
PERSONAL INCOME BENEFIT      If available, the Personal Income Benefit guarantees that
                             you can take withdrawals from your Personal Income Benefit account value up to your Guaranteed Annual Withdrawal
                             Amount beginning at age 65 or later and subject to a
                             distributable event. (For example, the plan terminates or
                             when you are no longer employed by the employer sponsoring the plan. Some plans, however, may allow participants to
                             begin taking Guaranteed Annual Withdrawal Amount payments
                             while still employed by the employer sponsoring the plan.)
                             Withdrawals of your Guaranteed Annual Withdrawal Amount
                             between the ages of 59 1/2 and 65 are available but will
                             result in a reduced Guaranteed Annual Withdrawal Amount.
                             Withdrawals are taken from your Personal Income Benefit
                             account value and continue during your lifetime even if
                             your Personal Income Benefit account value falls to zero
                             (unless the reduction to zero is caused by a withdrawal
                             that exceeds your Guaranteed Annual Withdrawal Amount).
                             EARLY WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT
                             VALUE OR WITHDRAWALS FROM YOUR PERSONAL INCOME BENEFIT
                             ACCOUNT VALUE THAT EXCEED YOUR GUARANTEED ANNUAL WITHDRAWAL
                             AMOUNT MAY SIGNIFICANTLY REDUCE OR ELIMINATE THE VALUE OF
                             THE PERSONAL INCOME BENEFIT. Amounts allocated in
                             connection with the Personal Income Benefit feature are
                             limited to the Personal Income Benefit variable investment options. You generally may not transfer amounts out of the
                             Personal Income Benefit variable investment options to the
                             Non-Personal Income Benefit investment options. For more
                             information, see "Personal Income Benefit" in "Contract
                             features and benefits" later in this prospectus.
-----------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS         .   $20 (minimum) each contribution
                             .   Maximum contribution limitations apply to all contracts
                             ------------------------------------------------------------
                             In general, contributions are limited to $1.5 million
                             ($500,000 for owners or annuitants who are age 81 and older at issue) under all EQUI-VEST(R) series contracts with the same participant or owner. Also, we may refuse to accept
                             any contribution if the sum of all contributions under all
                             AXA Equitable annuity accumulation contracts/certificates
                             of which you are owner or under which you are the
                             participant would total $2,500,000. Upon advance notice to you, we may exercise certain rights we have under the
                             contract/certificate regarding contributions. We may also, at any time, exercise our right to close a variable
                             investment option to new contributions or transfers. For
                             more information, see "How you can contribute to your
                             certificate" in "Contract features and benefits" later in
                             this prospectus.
-----------------------------------------------------------------------------------------

EQUI-VEST(R) STRATEGIES (SERIES 901) GROUP ANNUITY CONTRACT AT A GLANCE -- KEY
                                   FEATURES

--------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY      .   Partial withdrawals
                          .   Loans (if permitted by the plan)
                          .   Withdrawals of your Guaranteed Annual Withdrawal Amount
                              (if you funded the Personal Income Benefit feature)
                          .   Several periodic withdrawal options
                          .   Certificate surrender
                          Withdrawals are subject to the terms of the plan and may be limited. You may incur a withdrawal charge for certain
                          withdrawals or if you surrender your certificate. You may
                          also incur income tax and a penalty tax.
--------------------------------------------------------------------------------------
DEATH BENEFIT PROTECTION  The contract provides a death benefit for the beneficiary.
                          The death benefit is equal to the account value or the
                          standard death benefit, whichever is higher. However, if
                          you elect the enhanced death benefit, the death benefit is equal to your account value (less any outstanding loan and accrued loan interest) or the enhanced death benefit,
                          whichever is higher.
--------------------------------------------------------------------------------------
PAYOUT OPTIONS            .   Fixed annuity payout options
                          .   Variable Immediate Annuity payout options (described in
                              a separate prospectus for that option)
--------------------------------------------------------------------------------------
ADDITIONAL FEATURES       .   Dollar cost averaging by automatic transfers
                             -- Special dollar cost averaging

                          .   Investment simplifier
                             -- Interest sweep option
                             -- Fixed dollar option

                          .   Rebalancing of your Non-Personal Income Benefit account
                              value (quarterly, semiannually, and annually)

                          .   No charge on transfers among investment options

                          .   Waiver of withdrawal charge under certain circumstances

                          .   Beneficiary continuation option

                          .   Access to the ProNvest Managed Account Service
--------------------------------------------------------------------------------------
FEES AND CHARGES          Please see "Fee table" later in this prospectus for
                          complete details.
--------------------------------------------------------------------------------------
PARTICIPANT ISSUE AGES    .   18-85
--------------------------------------------------------------------------------------


THE TABLE ABOVE SUMMARIZES ONLY CERTAIN CURRENT KEY FEATURES AND BENEFITS OF THE CONTRACT. THE TABLE ALSO SUMMARIZES CERTAIN CURRENT LIMITATIONS, RESTRICTIONS AND EXCEPTIONS TO THOSE FEATURES AND BENEFITS THAT WE HAVE THE RIGHT TO IMPOSE UNDER THE CONTRACT AND THAT ARE SUBJECT TO CHANGE IN THE FUTURE. IN SOME CASES, OTHER LIMITATIONS, RESTRICTIONS AND EXCEPTIONS MAY APPLY, OR MAY BE IMPOSED BY EMPLOYERS UNDER THEIR PLANS. THE CONTRACT MAY NOT CURRENTLY BE AVAILABLE IN ALL STATES. CERTAIN FEATURES AND BENEFITS DESCRIBED IN THIS PROSPECTUS, INCLUDING THE AVAILABILITY OF ALL INVESTMENT OPTIONS, MAY VARY IN YOUR STATE OR AT CERTAIN AGES OR UNDER YOUR INVESTMENT METHOD; ALL FEATURES AND BENEFITS MAY NOT BE AVAILABLE IN ALL CONTRACTS OR IN ALL STATES. YOUR EMPLOYER MAY ELECT NOT TO OFFER ALL OF THE INVESTMENT OPTIONS UNDER THE CONTRACT AS DESCRIBED IN THIS PROSPECTUS. PLEASE SEE APPENDIX III LATER IN THIS PROSPECTUS FOR MORE INFORMATION ON STATE AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

The general obligations and any guaranteed benefits under the contract, including the Personal Income Benefit, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. Owners and participants should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

For more detailed information, we urge you to read the contents of this prospectus, as well as your certificate. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The group deferred annuity contract, your participation certificate and any endorsements, riders and data pages are the entire contract between you and AXA Equitable. The prospectus and participation certificate should be read carefully before investing. Please feel free to speak with your financial professional or call us, if you have any questions. If for any reason you are not satisfied with your certificate, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" in "Contract features and benefits" later in this prospectus for additional information.

The EQUI-VEST(R) contract and its riders are made available to either all plan participants or, in the case of the Personal Income Benefit, a group of plan participants. For retirement plans subject to nondiscrimination testing, we believe that a plan's offering of the Personal Income Benefit does not discriminate in favor of highly compensated employees because it satisfies both the current availability and the effective availability tests of Treasury Regulation section 1.401(a)(4)-4. However, plan sponsors should consult with an independent tax or ERISA advisor to discuss use of the Personal Income Benefit in the specific context of a plan subject to such testing.

EQUI-VEST(R) STRATEGIES (SERIES 901) GROUP ANNUITY CONTRACT AT A GLANCE -- KEY
                                   FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering an EQUI-VEST(R) Strategies certificate. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.


The first table describes fees and expenses that you will pay at the time that you make certain withdrawals, surrender your certificate or make certain transfers and rollovers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.


------------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU
 REQUEST CERTAIN TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of the
amount withdrawn (deducted when you surrender your
certificate or make certain withdrawals)/(1)/             6.00%

Charge for third-party transfer or direct rollover/(2)/   $65 maximum per participant for each occurance
                                                          currently $25 per participant for each occurance

Plan loan charges/(3)/                                    $25 maximum per loan when loan is made + $6.25 per
                                                          quarter.

Special services charges

  .   Wire transfer charge/(4)/                           $90 (current and maximum)

  .   Express mail charge/(4)/                            $35 (current and maximum)
------------------------------------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you participate in the contract, not including underlying
Trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------
 CHARGES WE PERIODICALLY DEDUCT FROM YOUR ACCOUNT VALUE/(5)/
------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge -- (deducted         The lesser of a current charge of $30 (maximum $65) or
annually from your account value)                         2% of your account value plus any prior withdrawals
                                                          during the participation year./(6)/

---------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
 EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------

Separate Account annual expenses/(7)/                     0% to 1.15% (maximum)

---------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU
 ELECT THE ENHANCED DEATH BENEFIT
---------------------------------------------------------------------------

Enhanced death benefit charge (as a percentage of your
account value) is deducted annually on each
participation date anniversary                            0.15% (maximum)

--------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE EACH YEAR IF YOU
 ELECT THE FOLLOWING BENEFIT
--------------------------------------------------------------------------------------
Personal Income Benefit charge (calculated as a
percentage of your Personal Income Benefit account
value)/(8)/                                             1.00% (current and maximum)

Please see "Personal Income Benefit" in "Contract features
and benefits" for more information about this feature, and
"Personal Income Benefit charge" in "Charges and expenses"
later in this prospectus.
-----------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own your certificate. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

-----------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets  Lowest Highest
including management fees, 12b-1 fees, service fees, and/or other expenses(*)                0.58%  2.17%
-----------------------------------------------------------------------------------------------------------


Notes:


(*)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2020 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2020. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The Expense Limitation Arrangement does not apply to unaffiliated Portfolios. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

                                   FEE TABLE

------------------------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements/(9)/  Lowest Highest
                                                                                                    0.58%  2.02%
------------------------------------------------------------------------------------------------------------------

   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)For some groups, withdrawal charges may be based on contributions withdrawn.

(2)This charge will never exceed 2% of the amount disbursed or transferred.

(3)The charges are expressed on a per plan participant basis.

(4)Unless you specify otherwise, this charge will be deducted from the amount you request.

(5)Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense charge from your account value for administrative and record-keeping services related to your certificate. The charge is determined through an arrangement between your Employer and a third party. We will remit the amount withdrawn to either your Employer or your Employer's designee. Please refer to your certificate for more information.


(6)If the certificate is surrendered or annuitized, or a death benefit is paid on any date other than your participation date anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.

(7)These charges compensate us for mortality and expense risks, and administrative and financial accounting expenses we incur under the contract. A portion of this charge is for providing the death benefit. For TSA contracts issued in Texas under a Texas ORP Plan, the total Separate Account charges and the total portfolio operating expenses of the Trusts when added together are not permitted to exceed 2.75%.


(8)If the certificate is surrendered or annuitized, or a death benefit is paid, or the benefit is dropped on any date other than your participation date anniversary, we will deduct a pro rata portion of the charge for that year.

(9)"Total Annual Portfolio Operating Expenses" may be based, in part, on estimated amounts of such expenses.

EXAMPLES: EQUI-VEST(R) STRATEGIES CONTRACTS

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and the underlying Trust fees and expenses (including the underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.

The guaranteed interest option and the account for special dollar cost averaging are not covered in these examples. However, the annual administrative charge, the enhanced death benefit charge, the withdrawal charge, the third-party transfer or rollover charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to amounts in the guaranteed interest option and the account for special dollar cost averaging. The examples assume the election of the enhanced death benefit.


Both examples below show the expenses a hypothetical participant would pay in the situations illustrated. The examples use an average annual administrative charge based on charges paid in 2018, which results in an estimated annual charge of 0.0559% of total account value.


These examples should not be considered a representation of past or future expenses for the options shown. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in these examples is not an estimate or guarantee of future investment performance.

The first example assumes that you invest $10,000 in the Personal Income Benefit variable investment options for the time periods indicated, and that your investment has a 5% return each year. Other than the annual administrative charge and the charge for the Personal Income Benefit, the example also assumes separate account annual expenses and that amounts are allocated to the Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).


---------------------------------------------------------------------------------------------------------------------
                                                                              IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the Personal
   Income Benefit investment
   options                           $913     $1,674    $2,456     $3,990     $366     $1,112    $1,879     $3,887
---------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the Personal
   Income Benefit investment
   options                           $898     $1,631    $2,385     $3,851     $350     $1,066    $1,804     $3,747
---------------------------------------------------------------------------------------------------------------------


The second example assumes that you invest $10,000 in the Non-Personal Income Benefit variable investment options for the time periods indicated, with no allocations to the Personal Income Benefit variable investment options and that your investment has a 5% return each year. Other than the annual administrative charge, the example also assumes separate account annual expenses and that amounts are allocated to the Non-Personal Income Benefit variable investment options that invest in portfolios with (a) maximum fees and expenses, and (b) minimum fees and expenses (before expense limitations).

                                   FEE TABLE

---------------------------------------------------------------------------------------------------------------------
                                                                              IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CERTIFICATE AT THE CERTIFICATE AT THE END OF THE APPLICABLE
                                    END OF THE APPLICABLE TIME PERIOD                  TIME PERIOD
---------------------------------------------------------------------------------------------------------------------
                                    1 YEAR    3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $917     $1,686    $2,475     $4,027     $370     $1,125    $1,899     $3,924
---------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $759     $1,217    $1,703     $2,446     $203     $  628    $1,078     $2,326
---------------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for information about the unit values and number of units outstanding as of the period shown for each of the variable investment options available as of December 31, 2018.

                                   FEE TABLE

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CERTIFICATE

Payments made to us are called "contributions." We require a minimum contribution amount of $20. If the total annual contributions to a TSA contract will be at least $200 annually, we may accept contributions of less than $20. Contributions to your certificate are limited. Other than any rollover or direct transfer contributions permitted by your plan, annual additional contributions cannot exceed the applicable limitations under the Internal Revenue Code (the "Code"). We may, at any time, exercise our right to close a variable investment option to new contributions or transfers. The following table summarizes our rules regarding contributions to your certificate.

--------------------------------------------------------------------------------
THE 12-MONTH PERIOD BEGINNING ON THE PARTICIPATION DATE AND EACH 12-MONTH
PERIOD THEREAFTER IS A "PARTICIPATION YEAR." THE "PARTICIPATION DATE" MEANS THE EARLIER OF (A) THE BUSINESS DAY ON WHICH WE ISSUE A CERTIFICATE TO THE PLAN PARTICIPANT UNDER THE EQUI-VEST(R) STRATEGIES CONTRACT AND (B) THE BUSINESS DAY ON WHICH THE FIRST CONTRIBUTION FOR THE PLAN PARTICIPANT IS RECEIVED AT OUR PROCESSING OFFICE. FOR EXAMPLE, IF YOUR PARTICIPATION DATE IS MAY 1, YOUR PARTICIPATION DATE ANNIVERSARY IS APRIL 30.
--------------------------------------------------------------------------------

WE RESERVE THE RIGHT, IN OUR SOLE DISCRETION, TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE CERTIFICATE AND/OR CERTAIN INVESTMENT OPTIONS. IF YOU ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE AND WE EXERCISE OUR RIGHT TO DISCONTINUE THE ACCEPTANCE OF, AND/OR PLACE LIMITATIONS ON CONTRIBUTIONS AND TRANSFERS INTO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO FUND YOUR PERSONAL INCOME BENEFIT FEATURE. THIS MEANS THAT IF YOU HAVE NOT YET ALLOCATED AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NOT BE ABLE TO FUND THE PERSONAL INCOME BENEFIT FEATURE AT ALL. THIS ALSO MEANS THAT IF YOU HAVE ALREADY FUNDED THE PERSONAL INCOME BENEFIT FEATURE BY ALLOCATING AMOUNTS TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU MAY NO LONGER BE ABLE TO INCREASE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT THROUGH CONTRIBUTIONS AND TRANSFERS.


--------------------------------------------------------------------------------------------------------
 CONTRACT TYPE         SOURCE OF CONTRIBUTIONS                  LIMITATIONS ON CONTRIBUTIONS
--------------------------------------------------------------------------------------------------------
TSA                    .   Employer-remitted employee salary    .   For 2019, maximum amount of
                           reduction and/or various types of        employer and employee contributions
                           employer contributions.                  is generally the lesser of $56,000
                       .   Additional "catch-up" contributions.     or 100% of compensation, with
                       .   Only if plan permits, "designated        maximum salary reduction
                           Roth" contributions under Section        contribution of $19,000.
                           402A of the Code.                    .   If employer's plan permits, an
                       .   Only if plan permits, direct             individual at least age 50 at any
                           plan-to-plan transfers from another      time during 2019 can make up to
                           403(b) plan or contract exchanges        $6,000 additional salary reduction
                           from another 403(b) contract under       "catch-up" contributions.
                           the same plan.                       .   All salary reduction contributions
                       .   Only if plan permits, eligible           (whether pre-tax or designated
                           rollover distributions from other        Roth) may not exceed the total
                           403(b) plans, qualified plans,           maximum for the year. (For 2019,
                           governmental employer 457(b) EDC         $19,000 and age 50 catch-up of
                           plans and traditional IRAs.              $6,000).
                                                                .   Rollover or direct transfer
                                                                    contributions after age 70 1/2 must
                                                                    be net of any required minimum
                                                                    distributions.
                                                                .   Different sources of contributions
                                                                    and earnings may be subject to
                                                                    withdrawal restrictions.
--------------------------------------------------------------------------------------------------------
Governmental Employer  .   Employer-remitted employee salary    .   Contributions subject to plan
EDC                        reduction and/or employer                limits. Maximum contribution for
                           contributions.                           2019 is lesser of $19,000 or 100%
                       .   Additional "age 50 catch-up"             of includible compensation.
                           contributions.                       .   If plan permits, an individual may
                       .   Only if plan permits, "designated        make catch-up contributions for 3
                           Roth" contributions under Sections       years of service preceding plan
                           457 and 402A of the Code.                retirement age; 2019 maximum is
                       .   Only if plan permits, eligible           $38,000.
                           rollover distributions from other    .   If governmental employer 457(b) EDC
                           governmental employer 457(b) EDC         plan permits, an individual at
                           plans, 403(b) plans, qualified           least age 50 at any time during
                           plans and traditional IRAs.              2019 can make up to $6,000
                                                                    additional salary reduction "catch-
                                                                    up" contributions. This must be
                                                                    coordinated with the "catch-up"
                                                                    contributions for 3 years of
                                                                    service preceding plan retirement
                                                                    age.
--------------------------------------------------------------------------------------------------------

See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions, certain contribution limitations and other tax information.

For information on when contributions are credited under your certificate, see "Dates and prices at which certificate events occur" under "More information" later in this prospectus. Please review your certificate for information on contribution limitations.

                        CONTRACT FEATURES AND BENEFITS

HOW EQUI-VEST(R) STRATEGIES IS AVAILABLE

The contract is offered to fund certain TSA and governmental employer EDC plans. The plan trustee or the employer will be the EQUI-VEST(R) Strategies contract holder and participants under the plans will be covered by the contract. The minimum issue age for the participant is 18. The maximum issue age is 85.

HOW CONTRIBUTIONS CAN BE MADE

Except as noted below, contributions must be made by check drawn on a U.S. bank, in U.S. dollars and made payable to "AXA Equitable." We do not accept third-party checks endorsed to us except for rollover contributions, contract exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For certain employer-remitted salary reduction contracts, it is possible that we may receive your initial contribution prior to AXA Advisors, LLC ("AXA Advisors") receiving your application. In this case, we will hold the contribution, whether received via check or wire, in a non-interest bearing "Special Bank Account for the Exclusive Benefit of Customers." If AXA Advisors does not receive your application within 20 business days, we will return your contribution to your employer or its designee.

If AXA Advisors receives your application within this timeframe, AXA Advisors will direct us to continue to hold your contribution in the special bank account noted immediately above while AXA Advisors ensures that your application is complete and suitability standards are met. AXA Advisors will either complete this process or instruct us to return your contribution to your employer or its designee within the applicable Financial Industry Regulatory Authority ("FINRA") time requirements. Upon timely and successful completion of this review, AXA Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing.

If your application is in good order when we receive it for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your certificate is missing or unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to your employer or its designee, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR IN "MORE INFORMATION" LATER IN THIS PROSPECTUS."
--------------------------------------------------------------------------------

Your employer can discontinue contributions at any time. We can discontinue contributions under the contract upon a material breach by your employer of the terms and conditions of the contract. If contributions are discontinued, all terms and conditions of the contract will still apply, however, no additional contributions will be accepted by us.

WITHDRAWAL CHARGE OFFSET

If your employer elects to make a withdrawal charge offset arrangement available under the contract, you may be eligible to receive a credit to your participant account if you incur a withdrawal charge when you transfer amounts directly to us from another carrier within your employer's plan. The credit is equal to the withdrawal charge you incurred from the previous carrier, and is limited to a maximum of 3% of the value of your account prior to the date of the transfer. To be eligible for the credit, you must provide written proof in a form acceptable to us, showing the amount of the withdrawal charge incurred from the previous carrier on amounts that were part of the direct transfer contribution to your certificate and complete the necessary paperwork we require. We must receive this documentation no later than 1 year from the date your employer's contract was issued; however, at our discretion, we reserve the right to extend this time period. The credit is treated as a contribution to your certificate.

For example, assume: (1) your account value prior to the transfer to us was $100,000; (2) you incurred a withdrawal charge of 3%; and (3) you transferred $97,000 directly to us. You would be eligible to receive a credit of $3,000 to your certificate.

You should be aware that if your employer elects to make a withdrawal charge offset arrangement available under the contract, the separate account annual expenses charged under your certificate will be higher than under a contract that did not have a withdrawal charge offset arrangement selected by your employer. The increased charge will apply for the duration of your certificate, even if you do not receive a credit or were not eligible to receive a credit. The increase is used to help recover our cost in providing this credit under the contract and is determined based on factors such as: (1) the amount of potential participants this credit may apply to under your employer's plan; and
(2) whether or not we will be the sole contract provider under your employer's plan. We may make a profit from the increased charge, as the separate account annual expenses associated with your certificate may, over time, exceed the sum of the credit and any related earnings. You may wish to consider all of the products that are available to you under your employer plan's offerings before deciding to purchase this certificate.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options, subject to any employer plan limitations, are the variable investment options, the guaranteed interest option, and the account for special dollar cost averaging available under the investment method you or your employer selects. See "Selecting your investment method" later in this section of the prospectus. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Subject to availability in your plan, if you are between the ages of 45 and 85, you have the option of allocating amounts to the Personal Income Benefit variable investment options. Allocations may be made by

                        CONTRACT FEATURES AND BENEFITS
salary deferral contributions (pre-tax and Roth), employer contributions, and lump sum transfers and rollover contributions from another provider. Your allocation to the Personal Income Benefit variable investment options may also be a transfer from your Non-Personal Income Benefit investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000.

The amounts that you allocate to the Personal Income Benefit variable investment options may represent all or just a portion of your contribution or transfer. In other words, you do not have to allocate the full amount of any contribution or transfer to the Personal Income Benefit variable investment options. Through your allocation instructions to us, you can select from among the Personal Income Benefit variable investment options and the Non-Personal Income Benefit investment options available to you. Also, if you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop future allocations to these investment options. Once you begin receiving your Guaranteed Annual Withdrawal Amount payments, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options. Also, we reserve the right to limit or terminate contributions and transfers to the Personal Income Benefit variable investment options.

BY ALLOCATING AT LEAST $1,000 OF YOUR TOTAL CONTRIBUTION OR TRANSFER AMOUNT TO THE PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS, YOU ARE ACTIVATING THE PERSONAL INCOME BENEFIT FEATURE. THIS IS THE ONLY WAY IN WHICH YOU CAN ACTIVATE THIS BENEFIT. No other action is required of you. If you do not wish to activate the Personal Income Benefit feature, you should not allocate any amount to the Personal Income Benefit variable investment options. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature. Also, please note that a separate charge for the Personal Income Benefit feature will be incurred as of the date you allocate amounts to the Personal Income Benefit variable investment options.

Once you allocate amounts to the Personal Income Benefit variable investment options, such amounts may be transferred among the Personal Income Benefit variable investment options, but generally may not be transferred to the Non-Personal Income Benefit investment options. The Personal Income Benefit feature is discussed in detail later in this section under "Personal Income Benefit."

Currently, the Personal Income Benefit variable investment options are limited to those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.


---------------------------------------------------------------------------
 FOR ALLOCATIONS TO YOUR PERSONAL     FOR ALLOCATIONS TO YOUR NON-PERSONAL
 INCOME BENEFIT ACCOUNT VALUE         INCOME BENEFIT ACCOUNT VALUE
---------------------------------------------------------------------------
.. Personal Income Benefit             . EQ/Balanced Strategy/(1)/
  EQ/Balanced Strategy/(1)/
.. Personal Income Benefit             . EQ/Conservative Growth
  EQ/Conservative Growth                Strategy/(1)/
  Strategy/(1)/
.. Personal Income Benefit             . EQ/Conservative Strategy/(1)/
  EQ/Conservative Strategy/(1)/
.. Personal Income Benefit             . EQ/Moderate Growth Strategy/(1)/
  EQ/Moderate Growth Strategy/(1)/
.. Personal Income Benefit EQ/AB       . EQ/AB Dynamic Moderate Growth/(1)/
  Dynamic Moderate Growth/(1)/
---------------------------------------------------------------------------


(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" later in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
YOU CAN CHOOSE FROM AMONG THE VARIABLE INVESTMENT OPTIONS, THE GUARANTEED INTEREST OPTION AND THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING, SUBJECT TO CERTAIN RESTRICTIONS AND YOUR EMPLOYER'S PLAN LIMITATIONS.
--------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

PORTFOLIOS OF THE TRUSTS

We offer both affiliated and unaffiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment adviser of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more other investment advisers (the "sub-advisers") to carry out investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The affiliated Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG receives management fees and administrative fees in connection with the services it provides to the affiliated Portfolios. As such, it is generally more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

AXA Equitable or the Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. The Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable and/or its affiliates may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.


Some affiliated Portfolios invest in other affiliated Portfolios (the "EQ Fund of Fund Portfolios"). The EQ Fund of Fund Portfolios offer contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the EQ Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "EQ volatility management strategy") and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the adviser of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high. It may also impact the value of certain guaranteed benefits, as discussed below.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a "(check mark) " under the column entitled "Volatility Management."


You should be aware that having the Personal income benefit and/or certain other guaranteed benefits limits your ability to invest in some of the variable investment options that would otherwise be available to you under the contract. See "Allocating your contributions" under "Contract features and benefits" for more information about the investment restrictions under your contract.


Portfolios that utilize the EQ volatility management strategy (or, in the case of certain EQ Fund of Fund Portfolios, invest in other Portfolios that use the EQ volatility management strategy); and investment option restrictions in connection with any guaranteed benefit that include these Portfolios are designed to reduce the overall volatility of your Total account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the EQ volatility management strategy, however, could result in your Total account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the EQ volatility management strategy (or, in the case of the EQ Fund of Fund Portfolios, invest exclusively in other Portfolios that do not use the EQ volatility management strategy). THIS MAY EFFECTIVELY SUPPRESS THE VALUE OF GUARANTEED BENEFIT(S) THAT ARE ELIGIBLE FOR PERIODIC RATCHET BASE RESETS BECAUSE YOUR RATCHET BASE IS AVAILABLE FOR RESETS ONLY WHEN YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE IS HIGHER. Conversely, investing in investment options that feature a managed-volatility strategy may

                        CONTRACT FEATURES AND BENEFITS
be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.


Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the EQ volatility management strategy. Please further note that certain other affiliated Portfolios, as well as unaffiliated Portfolios, may utilize volatility management techniques that differ from the EQ volatility management strategy. Affiliated Portfolios that utilize these volatility management techniques are identified below in the chart by a "(delta)" under the column entitled "Volatility Management." Any such unaffiliated Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value and guaranteed benefit(s), if any, in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

ASSET TRANSFER PROGRAM. Portfolio allocations in certain AXA Equitable variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:


   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and


   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.



-----------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                         INVESTMENT ADVISER (AND
 CLASS B SHARES                                                                  SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME        OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE   Seeks long-term capital appreciation and current income,  .   AXA Equitable Funds
                       with a greater emphasis on current income.                    Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/            Seeks to achieve high total return through a combination  .   AXA Equitable Funds
  MULTI-SECTOR BOND    of current income and capital appreciation.                   Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL      Seeks to achieve long-term growth of capital.             .   AXA Equitable Funds
  CAP GROWTH                                                                         Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL      Seeks to achieve long-term growth of capital.             .   AXA Equitable Funds
  CAP VALUE                                                                          Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/AGGRESSIVE          Seeks to achieve long-term capital appreciation.          .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(1)/                                                                   Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE        Seeks to achieve a high level of current income.          .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(2)/                                                                   Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
                       Seeks to achieve current income and growth of capital,    .   AXA Equitable Funds        (check mark)
  EQ/CONSERVATIVE-PLUS with a greater emphasis on current income.                    Management Group, LLC
  ALLOCATION/*(3)/
-----------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE            Seeks to achieve long-term capital appreciation and       .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(4)/     current income.                                               Management Group, LLC
-----------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -                                                                           INVESTMENT ADVISER (AND
 CLASS B SHARES                                                                    SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                     AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE-PLUS     Seeks to achieve long-term capital appreciation and           .   AXA Equitable Funds        (check mark)
  ALLOCATION/*(5)/   current income, with a greater emphasis on capital                Management Group, LLC
                     appreciation.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2015          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and income.       Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and               Management Group, LLC
                     income.


------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                          INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                              SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                               AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Seeks to achieve total return from long-term capital    .   AXA Equitable Funds
  DYNAMIC ALLOCATION  appreciation and income.                                    Management Group, LLC
                                                                              .   DoubleLine Capital LP
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE    Seeks to maximize current income and total return.      .   AXA Equitable Funds
  OPPORTUNISTIC BOND                                                              Management Group, LLC
                                                                              .   DoubleLine Capital LP
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY        Seeks a combination of growth and income to achieve an  .   AXA Equitable Funds
  INCOME              above-average and consistent total return.                  Management Group, LLC
                                                                              .   Barrow, Hanley, Mewhinney
                                                                                  & Strauss LLC
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL   Seeks to maximize capital appreciation.                 .   AXA Equitable Funds
  COMPANY VALUE                                                                   Management Group, LLC
                                                                              .   GAMCO Asset Management,
                                                                                  Inc.
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD    Seeks to maximize current income.                       .   AXA Equitable Funds
  BOND                                                                            Management Group, LLC
                                                                              .   AXA Investment Managers,
                                                                                  Inc.
                                                                              .   Post Advisory Group, LLP
------------------------------------------------------------------------------------------------------------------------
1290 VT SMALL CAP     Seeks to achieve long-term growth of capital.           .   AXA Equitable Funds
  VALUE                                                                           Management Group, LLC
                                                                              .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Horizon Asset Management
                                                                                  LLC
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                        INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                            SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                             AS APPLICABLE)                 MANAGEMENT
------------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA     Seeks to achieve long-term capital appreciation.      .   AXA Equitable Funds
  EQUITY                                                                        Management Group, LLC
                                                                            .   AXA Rosenberg Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY      Seeks to achieve long-term capital appreciation.      .   AXA Equitable Funds
  RESPONSIBLE                                                                   Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -    Seeks long-term capital appreciation and current      .   AXA Equitable Funds
  ALT 20              income.                                                   Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/400 MANAGED        Seeks to achieve long-term growth of capital with     .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/*(6)/    an emphasis on risk-adjusted returns and managing     .   AXA Equitable Funds
                      volatility in the Portfolio.                              Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/500 MANAGED        Seeks to achieve long-term growth of capital with     .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/*(7)/    an emphasis on risk-adjusted returns and managing     .   AXA Equitable Funds
                      volatility in the Portfolio.                              Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/2000 MANAGED       Seeks to achieve long-term growth of capital with     .   AllianceBernstein L.P.     (check mark)
  VOLATILITY/*(8)/    an emphasis on risk-adjusted returns and managing     .   AXA Equitable Funds
                      volatility in the Portfolio.                              Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/AB DYNAMIC         Seeks to achieve total return from long-term growth   .   AllianceBernstein L.P.     (delta)
  MODERATE            of capital and income.                                .   AXA Equitable Funds
   GROWTH/*(9)/                                                                 Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/AB SMALL CAP       Seeks to achieve long-term growth of capital.         .   AllianceBernstein L.P.
  GROWTH/*(10)/                                                             .   AXA Equitable Funds
                                                                                Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY   Seeks to achieve long-term capital growth. Income     .   AXA Equitable Funds
  MID CAP VALUE       is a secondary objective.                                 Management Group, LLC
                                                                            .   American Century
                                                                                Investment Management,
                                                                                Inc.
------------------------------------------------------------------------------------------------------------------------
EQ/BALANCED           Seeks long-term capital appreciation and current      .   AXA Equitable Funds        (check mark)
  STRATEGY/*(11)/     income.                                                   Management Group, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC    Seeks to achieve capital appreciation and             .   AXA Equitable Funds
  VALUE EQUITY        secondarily, income.                                      Management Group, LLC
                                                                            .   BlackRock Investment
                                                                                Management, LLC
------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE        Seeks to achieve capital appreciation, which may      .   AXA Equitable Funds        (check mark)
  SELECT EQUITY       occasionally be short-term, with an emphasis on           Management Group, LLC
  MANAGED VOLATILITY  risk-adjusted returns and managing volatility in the  .   BlackRock Investment
                      Portfolio.                                                Management, LLC
                                                                            .   ClearBridge Investments,
                                                                                LLC
------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                          INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                              SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                               AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK       Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the        .   AXA Equitable Funds
                      Russell 3000(R) Index, including reinvestment of            Management Group, LLC
                      dividends, at a risk level consistent with that of the
                      Russell 3000(R) Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE       Seeks current income and growth of capital, with a      .   AXA Equitable Funds        (check mark)
  GROWTH              greater emphasis on current income.                         Management Group, LLC
  STRATEGY/*(12)/
--------------------------------------------------------------------------------------------------------------------------
EQ/CONSERVATIVE       Seeks a high level of current income.                   .   AXA Equitable Funds        (check mark)
  STRATEGY/*(13)/                                                                 Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before expenses that    .   AXA Equitable Funds
                      approximates the total return performance of the            Management Group, LLC
                      Bloomberg Barclays U.S. Intermediate Government/        .   SSgA Funds Management,
                      Credit Bond Index, including reinvestment of                Inc.
                      dividends, at a risk level consistent with that of the
                      Bloomberg Barclays U.S. Intermediate Government/
                      Credit Bond Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS   Seeks to achieve long-term growth of capital.           .   AllianceBernstein L.P.
  EQUITY PLUS                                                                 .   AXA Equitable Funds
                                                                                  Management Group, LLC
                                                                              .   EARNEST Partners, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before expenses that    .   AllianceBernstein L.P.
                      approximates the total return performance of the        .   AXA Equitable Funds
                      Standard & Poor's 500 Composite Stock Index,                Management Group, LLC
                      including reinvestment of dividends, at a risk level
                      consistent with that of the Standard & Poor's 500
                      Composite Stock Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY           Seeks to achieve long-term capital appreciation.        .   AXA Equitable Funds
  INSTITUTIONAL                                                                   Management Group, LLC
  AM(R) LARGE CAP                                                             .   FIAM LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Seeks to maximize income while maintaining              .   AXA Equitable Funds        (check mark)
  BALANCED MANAGED    prospects for capital appreciation with an emphasis         Management Group, LLC
  VOLATILITY/*(14)/   on risk-adjusted returns and managing volatility in     .   BlackRock Investment
                      the Portfolio.                                              Management, LLC
                                                                              .   Franklin Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL     Seeks to achieve long-term total return with an         .   AXA Equitable Funds        (check mark)
  CAP VALUE MANAGED   emphasis on risk-adjusted returns and managing              Management Group, LLC
  VOLATILITY/*(15)/   volatility in the Portfolio.                            .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Franklin Mutual Advisers,
                                                                                  LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Primarily seeks capital appreciation and secondarily    .   AXA Equitable Funds        (check mark)
  TEMPLETON           seeks income.                                               Management Group, LLC
  ALLOCATION
  MANAGED
  VOLATILITY/*(16)/
--------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and current             .   AXA Equitable Funds
                      income.                                                     Management Group, LLC
                                                                              .   BlackRock Investment
                                                                                  Management, LLC
                                                                              .   Wells Fargo Asset
                                                                                  Management
                                                                                  (International), LLC and
                                                                              .   Wells Capital Management,
                                                                                  Inc.
--------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                         INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                             SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                              AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL EQUITY      Seeks to achieve long-term capital appreciation        .   AXA Equitable Funds        (check mark)
  MANAGED             with an emphasis on risk-adjusted returns and              Management Group, LLC
  VOLATILITY/*(17)/   managing volatility in the Portfolio.                  .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Morgan Stanley Investment
                                                                                 Management Inc.
                                                                             .   OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS      Seeks to achieve long-term capital appreciation.       .   AXA Equitable Funds
  MID CAP VALUE                                                                  Management Group, LLC
                                                                             .   Goldman Sachs Asset
                                                                                 Management, L.P.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before expenses that   .   AXA Equitable Funds
  GOVERNMENT BOND     approximates the total return performance of the           Management Group, LLC
                      Bloomberg Barclays U.S. Intermediate Government        .   SSgA Funds Management,
                      Bond Index, including reinvestment of dividends, at        Inc.
                      a risk level consistent with that of the Bloomberg
                      Barclays U.S. Intermediate Government Bond Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve long-term growth of capital with      .   AXA Equitable Funds        (check mark)
  CORE MANAGED        an emphasis on risk-adjusted returns and managing          Management Group, LLC
  VOLATILITY/*(18)/   volatility in the Portfolio.                           .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   EARNEST Partners, LLC
                                                                             .   Federated Global
                                                                                 Investment Management
                                                                                 Corp.
                                                                             .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before expenses)      .   AllianceBernstein L.P.
  EQUITY INDEX        that approximates the total return performance of a    .   AXA Equitable Funds
                      composite index comprised of 40% DJ Euro STOXX             Management Group, LLC
                      50 Index, 25% FTSE 100 Index, 25% TOPIX Index,
                      and 10% S&P/ASX 200 Index, including
                      reinvestment of dividends, at a risk level consistent
                      with that of the composite index.
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve long-term growth of capital with      .   AllianceBernstein L.P.     (check mark)
  MANAGED             an emphasis on risk-adjusted returns and managing      .   AXA Equitable Funds
  VOLATILITY/*(19)/   volatility in the Portfolio.                               Management Group, LLC
                                                                             .   BlackRock Investment
                                                                                 Management, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to provide current income and long-term          .   AXA Equitable Funds        (check mark)
  VALUE MANAGED       growth of income, accompanied by growth of                 Management Group, LLC
  VOLATILITY/*(20)/   capital with an emphasis on risk-adjusted returns      .   BlackRock Investment
                      and managing volatility in the Portfolio.                  Management, LLC
                                                                             .   Harris Associates L.P.
-------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK   Seeks to achieve capital growth and income.            .   AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                             .   Invesco Advisers, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL     Seeks to achieve total return through growth of        .   AXA Equitable Funds
  REAL ESTATE         capital and current income.                                Management Group, LLC
                                                                             .   Invesco Advisers, Inc.
-------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                         INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                             SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                              AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO            Seeks to achieve long-term growth of capital.          .   AXA Equitable Funds
  INTERNATIONAL                                                                  Management Group, LLC
  GROWTH                                                                     .   Invesco Advisers, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY         Seeks to provide capital growth and appreciation.      .   AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                             .   Ivy Investment Management
                                                                                 Company ("IICO")
-------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP        Seeks to provide growth of capital.                    .   AXA Equitable Funds
  GROWTH                                                                         Management Group, LLC
                                                                             .   Ivy Investment Management
                                                                                 Company ("IICO")
-------------------------------------------------------------------------------------------------------------------------
EQ/JANUS              Seeks to achieve capital growth.                       .   Janus Capital Management
  ENTERPRISE/*(21)/                                                              LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital appreciation.       .   AXA Equitable Funds
  OPPORTUNITIES                                                                  Management Group, LLC
                                                                             .   J.P. Morgan Investment
                                                                                 Management Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE     Seeks to achieve long-term growth of capital with      .   AXA Equitable Funds        (check mark)
  MANAGED             an emphasis on risk-adjusted returns and managing          Management Group, LLC
  VOLATILITY/*(22)/   volatility in the Portfolio.                           .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Capital Guardian Trust
                                                                                 Company
                                                                             .   Thornburg Investment
                                                                                 Management, Inc.
                                                                             .   Vaughan Nelson Investment
                                                                                 Management
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before expenses that   .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the       .   AXA Equitable Funds
                      Russell 1000(R) Growth Index, including reinvestment       Management Group, LLC
                      of dividends at a risk level consistent with the
                      Russell 1000(R) Growth Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to provide long-term capital growth with an      .   AXA Equitable Funds        (check mark)
  MANAGED             emphasis on risk-adjusted returns and managing             Management Group, LLC
  VOLATILITY/*(23)/   volatility in the Portfolio.                           .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   HS Management Partners,
                                                                                 LLC
                                                                             .   Loomis, Sayles & Company,
                                                                                 L.P.
                                                                             .   Polen Capital Management,
                                                                                 LLC
                                                                             .   T. Rowe Price Associates,
                                                                                 Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before expenses that   .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the       .   AXA Equitable Funds
                      Russell 1000(R) Value Index, including reinvestment        Management Group, LLC
                      of dividends, at a risk level consistent with that of
                      the Russell 1000(R) Value Index.
-------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                         INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                             SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                              AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve long-term growth of capital with      .   AllianceBernstein L.P.     (check mark)
  MANAGED             an emphasis on risk-adjusted returns and managing      .   AXA Equitable Funds
  VOLATILITY/*(24)/   volatility in the Portfolio.                               Management Group, LLC
                                                                             .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING    Seeks to achieve long-term capital appreciation.       .   AXA Equitable Funds
  MARKETS EQUITY                                                                 Management Group, LLC
                                                                             .   Lazard Asset Management
                                                                                 LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/LOOMIS SAYLES      Seeks to achieve capital appreciation.                 .   AXA Equitable Funds
  GROWTH/*(25)/                                                                  Management Group, LLC
                                                                             .   Loomis, Sayles & Company,
                                                                                 L.P.
-------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                 .   AXA Equitable Funds
  INTERNATIONAL                                                                  Management Group, LLC
  GROWTH                                                                     .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
-------------------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                 .   AXA Equitable Funds
  INTERNATIONAL                                                                  Management Group, LLC
  VALUE                                                                      .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
                                                                                 ("MFS")
-------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY     Seeks to achieve capital appreciation.                 .   AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                             .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
                                                                                 ("MFS")
-------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES      Seeks to achieve total return.                         .   AXA Equitable Funds
  SERIES                                                                         Management Group, LLC
                                                                             .   Massachusetts Financial
                                                                                 Services Company d/b/a
                                                                                 MFS Investment Management
                                                                                 ("MFS")
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before expenses that   .   AllianceBernstein L.P.
                      approximates the total return performance of the       .   AXA Equitable Funds
                      Standard & Poor's MidCap 400(R) Index, including           Management Group, LLC
                      reinvestment of dividends, at a risk level consistent
                      with that of the Standard & Poor's MidCap 400(R)
                      Index.
-------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Seeks to achieve long-term capital appreciation        .   AXA Equitable Funds        (check mark)
  MANAGED             with an emphasis on risk-adjusted returns and              Management Group, LLC
  VOLATILITY/*(26)/   managing volatility in the Portfolio.                  .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Diamond Hill Capital
                                                                                 Management, Inc.
                                                                             .   Wellington Management
                                                                                 Company, LLP
-------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                         INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                             SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                              AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------
EQ/MODERATE GROWTH    Seeks long-term capital appreciation and current       .   AXA Equitable Funds        (check mark)
  STRATEGY/*(27)/     income, with a greater emphasis on current income.         Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET/(+)/  Seeks to obtain a high level of current income,        .   AXA Equitable Funds
                      preserve its assets and maintain liquidity.                Management Group, LLC
                                                                             .   The Dreyfus Corporation
-------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.                 .   AXA Equitable Funds
  GLOBAL                                                                         Management Group, LLC
                                                                             .   OppenheimerFunds, Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL       Seeks to achieve maximum real return, consistent with  .   AXA Equitable Funds
  REAL RETURN         preservation of capital and prudent investment             Management Group, LLC
                      management.                                            .   Pacific Investment
                                                                                 Management Company LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of traditional    .   AXA Equitable Funds
  SHORT BOND          money market products while maintaining an                 Management Group, LLC
                      emphasis on preservation of capital and liquidity.     .   Pacific Investment
                                                                                 Management Company LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income consistent        .   AllianceBernstein L.P.
                      with moderate risk to capital.                         .   AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                             .   Pacific Investment
                                                                                 Management Company, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible (before      .   AllianceBernstein L.P.
  INDEX               expenses) the total return of the Russell 2000(R)      .   AXA Equitable Funds
                      Index.                                                     Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital appreciation and    .   AXA Equitable Funds
  GROWTH STOCK        secondarily, income.                                       Management Group, LLC
                                                                             .   T. Rowe Price Associates,
                                                                                 Inc.
-------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL   Seeks to achieve long-term capital growth with an      .   AXA Equitable Funds        (check mark)
  EQUITY MANAGED      emphasis on risk-adjusted returns and managing             Management Group, LLC
  VOLATILITY/*(28)/   volatility in the Portfolio.                           .   BlackRock Investment
                                                                                 Management, LLC
                                                                             .   Templeton Global Advisors
                                                                                 Limited
-------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.          .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY                                                          .   AXA Equitable Funds
                                                                                 Management Group, LLC
                                                                             .   ClearBridge Investments,
                                                                                 LLC
                                                                             .   Scotia Institutional
                                                                                 Asset Management US, Ltd.
                                                                             .   T. Rowe Price Associates,
                                                                                 Inc.
                                                                             .   Westfield Capital
                                                                                 Management Company, L.P.
-------------------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                       INVESTMENT ADVISER (AND
 CLASS IB SHARES                                                           SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME       OBJECTIVE                                            AS APPLICABLE)                 MANAGEMENT
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Seeks to achieve a balance of high current income    .   AXA Equitable Funds
  BOND                and capital appreciation, consistent with a prudent      Management Group, LLC
                      level of risk.                                       .   BlackRock Financial
                                                                               Management, Inc.
                                                                           .   DoubleLine Capital L.P.
                                                                           .   Pacific Investment
                                                                               Management Company LLC
                                                                           .   SSgA Funds Management,
                                                                               Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.        .   AllianceBernstein L.P.
  CAP GROWTH                                                               .   AXA Equitable Funds
                                                                               Management Group, LLC
                                                                           .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Franklin Advisers, Inc.
                                                                           .   Wellington Management
                                                                               Company, LLP
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Seeks to achieve long-term growth of capital.        .   American Century
  CAP VALUE                                                                    Investment Management,
                                                                               Inc.
                                                                           .   AXA Equitable Funds
                                                                               Management Group, LLC
                                                                           .   BlackRock Investment
                                                                               Management, LLC
                                                                           .   Diamond Hill Capital
                                                                               Management, Inc.
---------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Seeks to achieve long-term growth of capital.        .   Allianz Global Investors
  TECHNOLOGY                                                                   U.S. LLC
                                                                           .   AXA Equitable Funds
                                                                               Management Group, LLC
                                                                           .   AllianceBernstein L.P.
                                                                           .   Wellington Management
                                                                               Company, LLP


---------------------------------------------------------------------------------------------------------------
 AIM VARIABLE
 INSURANCE FUNDS
 (INVESCO VARIABLE
 INSURANCE                                                                       INVESTMENT ADVISER (AND
 FUNDS) - SERIES II                                                              SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                   AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------
INVESCO OPPENHEIMER  The fund seeks capital appreciation.                        .   Invesco Advisers, Inc.
  V.I. MAIN STREET
  FUND/++/
---------------------------------------------------------------------------------------------------------------
INVESCO V.I.         The fund's investment objective is to provide reasonable    .   Invesco Advisers, Inc.
  DIVERSIFIED        current income and long-term growth of income and capital.
  DIVIDEND FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH    The fund's investment objective is total return, comprised  .   Invesco Advisers, Inc.
  YIELD FUND         of current income and capital appreciation.                 .   Sub-Adviser: Invesco
                                                                                     Canada Ltd.
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID     The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP CORE EQUITY    capital.
  FUND
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL   The fund's investment objective is long-term growth of      .   Invesco Advisers, Inc.
  CAP EQUITY FUND    capital.




-------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS
 INSURANCE SERIES(R)                                                           INVESTMENT ADVISER (AND
 - CLASS 4 SHARES                                                              SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
BOND FUND             The fund's investment objective is to provide as high a  .   Capital Research and
                      level of current income as is consistent with the            Management Company
                      preservation of capital.
-------------------------------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------
 FIDELITY(R)
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                               INVESTMENT ADVISER (AND
 SERVICE CLASS 2                                                                SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP      Seeks reasonable income. The fund will also consider the   .   Fidelity Management and
  EQUITY-INCOME      potential for capital appreciation. The fund's goal is to      Research Company (FMR)
  PORTFOLIO          achieve a yield which exceeds the composite yield on the
                     securities comprising the Standard & Poors(R) 500 Index
                     (S&P 500(R)).
--------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID  Seeks long-term growth of capital.                         .   Fidelity Management and
  CAP PORTFOLIO                                                                     Research Company (FMR)


----------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS (VIP) -                                                                 INVESTMENT ADVISER (AND
 SERVICE CLASS 2                                                                  SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL     Seeks high current income, consistent with preservation of   .   Franklin Advisers, Inc.
  BOND VIP FUND      capital. Capital appreciation is a secondary consideration.




-------------------------------------------------------------------------------------------------------------
 IVY VARIABLE
 INSURANCE                                                                     INVESTMENT ADVISER (AND
 PORTFOLIOS                                                                    SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME  To seek to provide total return through a combination of  .   Ivy Investment Management
                     high current income and capital appreciation.                 Company (IICO)
-------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP    To seek to provide growth of capital.                     .   Ivy Investment Management
  GROWTH                                                                           Company (IICO)




-------------------------------------------------------------------------------------------------------
 MFS(R) VARIABLE
 INSURANCE TRUSTS -                                                      INVESTMENT ADVISER (AND
 SERVICE CLASS                                                           SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                           AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS     The fund's investment objective is to seek capital  .   Massachusetts Financial
  TRUST SERIES       appreciation.                                           Services Company
-------------------------------------------------------------------------------------------------------
MFS(R)               The fund's investment objective is to seek capital  .   Massachusetts Financial
  MASSACHUSETTS      appreciation.                                           Services Company
  INVESTORS GROWTH
  STOCK PORTFOLIO
-------------------------------------------------------------------------------------------------------
 OPPENHEIMER
 VARIABLE ACCOUNT                                                        INVESTMENT ADVISER (AND
 FUNDS - SERVICE                                                         SUB-ADVISER(S),
 CLASS               OBJECTIVE                                           AS APPLICABLE)
-------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN     The fund seeks capital appreciation.                .   OFI Global Asset
  STREET FUND(R)/                                                            Management Inc.
  VA/+++/                                                                    (Investment Adviser) and
                                                                             Oppenheimer Funds, Inc.
                                                                             (Sub-Adviser)




----------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE
 INSURANCE TRUST -                                                          INVESTMENT ADVISER (AND
 ADVISOR CLASS                                                              SUB-ADVISER(S),
 PORTFOLIO NAME          OBJECTIVE                                          AS APPLICABLE)
----------------------------------------------------------------------------------------------------------
PIMCO                    Seeks maximum real return consistent with prudent  .   Pacific Investment
  COMMODITYREALRETURN(R) investment management.                                 Management Company LLC
  STRATEGY PORTFOLIO


--------------------------------------------------------------------------------------------------------------
 VANECK VIP TRUST -                                                             INVESTMENT ADVISER (AND
 S CLASS                                                                        SUB-ADVISER(S),
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL    Seeks long-term capital appreciation by investing          .   Van Eck Associates
  HARD ASSETS FUND   primarily in hard asset securities. Income is a secondary      Corporation
                     consideration.
--------------------------------------------------------------------------------------------------------------


(+)The Portfolio operates as a "government money market fund." The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
(*)The chart below reflects the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus. The number in the "FN" column corresponds with the number contained in the table above.



--------------------------------------
FN   VARIABLE INVESTMENT OPTION NAME
--------------------------------------
(1)  AXA Aggressive Allocation
--------------------------------------
(2)  AXA Conservative Allocation
--------------------------------------
(3)  AXA Conservative-Plus Allocation
--------------------------------------
(4)  AXA Moderate Allocation
--------------------------------------
(5)  AXA Moderate-Plus Allocation
--------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-----------------------------------------------------------
FN    VARIABLE INVESTMENT OPTION NAME
-----------------------------------------------------------
(6)   AXA 400 Managed Volatility
-----------------------------------------------------------
(7)   AXA 500 Managed Volatility
-----------------------------------------------------------
(8)   AXA 2000 Managed Volatility
-----------------------------------------------------------
(9)   AXA/AB Dynamic Moderate Growth
-----------------------------------------------------------
(10)  AXA/AB Small Cap Growth
-----------------------------------------------------------
(11)  AXA Balanced Strategy
-----------------------------------------------------------
(12)  AXA Conservative Growth Strategy
-----------------------------------------------------------
(13)  AXA Conservative Strategy
-----------------------------------------------------------
(14)  AXA/Franklin Balanced Managed Volatility
-----------------------------------------------------------
(15)  AXA/Franklin Small Cap Managed Volatility
-----------------------------------------------------------
(16)  AXA/Franklin Templeton Allocation Managed Volatility
-----------------------------------------------------------
(17)  AXA Global Equity Managed Volatility
-----------------------------------------------------------
(18)  AXA International Core Managed Volatility
-----------------------------------------------------------
(19)  AXA International Managed Volatility
-----------------------------------------------------------
(20)  AXA International Value Managed Volatility
-----------------------------------------------------------
(21)  AXA/Janus Enterprise
-----------------------------------------------------------
(22)  AXA Large Cap Core Managed Volatility
-----------------------------------------------------------
(23)  AXA Large Cap Growth Managed Volatility
-----------------------------------------------------------
(24)  AXA Large Cap Value Managed Volatility
-----------------------------------------------------------
(25)  AXA/Loomis Sayles Growth
-----------------------------------------------------------
(26)  AXA Mid Cap Value Managed Volatility
-----------------------------------------------------------
(27)  AXA Moderate Growth Strategy
-----------------------------------------------------------
(28)  AXA/Templeton Global Equity Managed Volatility
-----------------------------------------------------------


++ This variable investment option will be available on or about May 28, 2019, subject to regulatory and shareholder approval.
+++This portfolio will be reorganized as a portfolio of AIM Variable Insurance
   Funds (Invesco Variable Insurance Funds) effective on or about May 28, 2019, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled reorganization we will move the assets from the Oppenheimer Main Street Fund(R)/VA investment option (the "replaced option") into the Invesco Oppenheimer V.I. Main Street investment option (the "surviving option") on the date of the scheduled reorganization. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to the replaced option will be considered as an allocation election to the surviving option. For more information about this portfolio reorganization, please contact our customer service representative.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 628-6673.

                        CONTRACT FEATURES AND BENEFITS

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account in "More information" later in this prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the certificate,

(2)the annual minimum guaranteed interest rate for the calendar year, and

(3)the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. All interest rates are effective annual rates, but before deduction of annual administrative charges or any withdrawal charges.


Depending on the year and the state where the contract is issued, your lifetime minimum guaranteed interest rate ranges from 1.00% to 1.75%. For new certificate issued in 2019, the lifetime minimum guaranteed interest rate is 1.75%. The annual minimum guaranteed interest rate for 2019 is the same as your lifetime minimum guaranteed interest rate. The lifetime minimum guaranteed interest rate is shown in your certificate. The annual minimum guaranteed interest rate will never be less than the lifetime minimum guaranteed interest rate. Current interest rates will never be less than the annual minimum guaranteed interest rate. Check with your financial professional as to which rate applies in your state.


We reserve the right to limit contributions to the guaranteed interest option. See "Allocating your contributions" later in this section for more information.

There is no market value adjustment deduction in connection with any transfer of account value out of the guaranteed interest option due to changes in interest rates. A withdrawal from the certificate itself, however, may result in a withdrawal charge. For more information, see "Withdrawal charge" under "Charges and expenses" later in this prospectus.

ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

The account for special dollar cost averaging is part of our general account. We may pay interest at enhanced guaranteed rates in this account for specified time periods. However, we are under no obligation to offer enhanced guaranteed rates at any point in time. We will credit interest to the amounts that you have in the account for special dollar cost averaging every day. We set the interest rates periodically, according to the procedures that we have. We reserve the right to change these procedures.

We guarantee to pay our current interest rate that is in effect on the date that your contribution is allocated to this account. The guaranteed rate in effect on the participation date for each of the time periods available will be shown in your certificate. The rate will never be less than the lifetime minimum rate for the guaranteed interest option. See "Allocating your contributions" below for rules and restrictions that apply to the special dollar cost averaging program.

SELECTING YOUR INVESTMENT METHOD

Your employer or you must choose one of the following two methods for selecting your investment options:

..   MAXIMUM INVESTMENT OPTIONS CHOICE. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A and B in the investment options chart. You can make transfers subject to our rules. Also, there will be restrictions on the amount you can transfer out of the guaranteed interest option listed in A.

..   MAXIMUM TRANSFER FLEXIBILITY. Under this method, you may allocate contributions or transfer funds to any of the available investment options listed in A in the investment options chart. You can make transfers subject to our rules.

You may prefer the "Maximum investment options choice" method if investing in more conservative variable investment options is important to you. On the other hand, you may prefer the "Maximum transfer flexibility" method if you are less interested in investing in conservative variable investment options and want to be able to freely transfer amounts out of the guaranteed interest option. Please consult with your financial professional to determine which investment method is appropriate for you.

These investment methods do not apply to the Personal Income Benefit variable investment options. Regardless of whether you allocate amounts to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value allocations.

Under either method, we may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

For more information on our rules that apply to transfers, see "Transferring your account value" and "Disruptive transfer activity" under "Transferring your money among investment options" later in this prospectus.

TEMPORARY REMOVAL OF TRANSFER RESTRICTIONS THAT APPLY TO THE INVESTMENT METHODS. From time to time, we may remove certain restrictions that apply to your investment method. If we do so, we will tell you. For example, if you elect the "Maximum investment options choice" method, for a limited time there will be no restrictions on the amount you could transfer out of the guaranteed interest option listed in group "A." If you elect the "Maximum transfer flexibility" method, for a limited time you will be able to use the fixed income variable investment options listed in group "B."

We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if you elect the "Maximum investment options choice" method, limits on transfers out of the guaranteed interest option will again apply. If you elect the "Maximum transfer flexibility" method, you will no longer be permitted to allocate new contributions to, or transfer amounts into, the variable investment options in group B (including through our rebalancing program).

                        CONTRACT FEATURES AND BENEFITS

However, amounts that are in any investment options that are not available under "Maximum transfer flexibility" can remain in these options.

INVESTMENT OPTIONS
A
--------------------------------------------------------------------------------
.. Guaranteed Interest Option
--------------------------------------------------------------------------------

DOMESTIC EQUITY
--------------------------------------------------------------------------------

.. 1290 VT Equity Income
.. 1290 VT GAMCO Small Company Value
.. 1290 VT Small Cap Value
.. 1290 VT Socially Responsible
.. Charter/SM/ Small Cap Growth
.. Charter/SM/ Small Cap Value
.. EQ/400 Managed Volatility/(1)/
.. EQ/500 Managed Volatility/(1)/
.. EQ/2000 Managed Volatility/(1)/
.. EQ/AB Small Cap Growth/(1)/
.. EQ/American Century Mid Cap Value
.. EQ/BlackRock Basic Value Equity
.. EQ/ClearBridge Select Equity Managed Volatility
.. EQ/Common Stock Index
.. EQ/Equity 500 Index
.. EQ/Fidelity(R) Institutional AM(R) Large Cap
.. EQ/Franklin Small Cap Value Managed Volatility/(1)/
.. EQ/Goldman Sachs Mid Cap Value
.. EQ/Invesco Comstock
.. EQ/Invesco Mid Cap Core Equity
.. EQ/Ivy Energy
.. EQ/Ivy Mid Cap Growth
.. EQ/Janus Enterprise/(1)/
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Core Managed Volatility/(1)/
.. EQ/Large Cap Growth Index
.. EQ/Large Cap Growth Managed Volatility/(1)/
.. EQ/Large Cap Value Index
.. EQ/Large Cap Value Managed Volatility/(1)/
.. EQ/Loomis Sayles Growth/(1)/
.. EQ/MFS(R) Technology
.. EQ/MFS(R) Utilities
.. EQ/Mid Cap Index
.. EQ/Mid Cap Value Managed Volatility/(1)/
.. EQ/Small Company Index
.. EQ/T. Rowe Price Growth Stock
.. Fidelity(R) VIP Equity Income
.. Fidelity(R) VIP Mid Cap
.. Invesco Oppenheimer V.I. Main Street/(2)/
.. Invesco V.I. Diversified Dividend
.. Invesco V.I. Mid Cap Core Equity
.. Invesco V.I. Small Cap Equity
.. Ivy VIP Small Cap Growth
.. MFS(R) Investors Trust
.. MFS(R) Massachusetts Investors Growth Stock
.. Multimanager Aggressive Equity
.. Multimanager Mid Cap Growth
.. Multimanager Mid Cap Value
.. Multimanager Technology
.. Oppenheimer Main Street Fund(R)/VA/(3)/
.. PIMCO CommodityRealReturn(R) Strategy
.. VanEck VIP Global Hard Assets

--------------------------------------------------------------------------------

INTERNATIONAL/GLOBAL
--------------------------------------------------------------------------------

.. 1290 VT SmartBeta Equity
.. Charter/SM/ Moderate
.. EQ/Emerging Markets Equity PLUS
.. EQ/Global Equity Managed Volatility/(1)/
.. EQ/International Core Managed Volatility/(1)/
.. EQ/International Equity Index
.. EQ/International Managed Volatility/(1)/
.. EQ/International Value Managed Volatility/(1)/
.. EQ/Invesco Global Real Estate
.. EQ/Invesco International Growth
.. EQ/Lazard Emerging Markets Equity
.. EQ/MFS(R) International Growth
.. EQ/MFS(R) International Value
.. EQ/Oppenheimer Global
.. EQ/Templeton Global Equity Managed Volatility/(1)/

--------------------------------------------------------------------------------

ASSET ALLOCATION
--------------------------------------------------------------------------------
.. 1290 VT DoubleLine Dynamic Allocation
.. All Asset Growth - Alt 20

.. EQ/AB Dynamic Moderate Growth/(1)/
.. EQ/Aggressive Allocation/(1)/
.. EQ/Balanced Strategy/(1)/
.. EQ/Conservative Allocation/(1)/
.. EQ/Conservative Growth Strategy/(1)/
.. EQ/Conservative-Plus Allocation/(1)/
.. EQ/Conservative Strategy/(1)/
.. EQ/Franklin Balanced Managed Volatility/(1)/
.. EQ/Franklin Templeton Allocation Managed Volatility/(1)/
.. EQ/Moderate Allocation/(1)/
.. EQ/Moderate Growth Strategy/(1)/
.. EQ/Moderate-Plus Allocation/(1)/

.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------

B
FIXED INCOME
--------------------------------------------------------------------------------
.. 1290 VT DoubleLine Opportunistic Bond
.. 1290 VT High Yield Bond
.. American Funds Insurance Series(R) Bond
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. EQ/Global Bond PLUS
.. EQ/Intermediate Government Bond
.. EQ/Money Market
.. EQ/PIMCO Global Real Return
.. EQ/PIMCO Ultra Short Bond
.. EQ/Quality Bond PLUS
.. Invesco V.I. High Yield
.. Ivy VIP High Income
.. Multimanager Core Bond
.. Templeton Global Bond VIP
--------------------------------------------------------------------------------

(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" earlier in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.
(2)This variable investment option will be available on or or about May 28, 2019, subject to regulatory and shareholder approval. Please see the "Portfolios of Trusts" earlier in this prospectus for more information.
(3)Please see the "Portfolios of Trusts" earlier in this prospectus regarding a planned reorganization of this variable investment option, subject to regulatory and shareholder approval.


The Target Allocation investment options are expected to invest more heavily in fixed income securities as they approach their respective target dates, and thereafter. As each Target Allocation investment option reaches its respective target date, we reserve the right to make it a group "B" investment option. Please note that if you select the "Maximum transfer flexibility" method, and you allocate any contributions or account value to any of the Target Allocation investment options, you will be deemed to have changed to the "Maximum investment option choice" method. This change to your investment method will occur when you change your allocation instruction to include a Target Allocation investment option or when you make a transfer to a Target Allocation investment option that has been reassigned. We will notify you of this change in writing. Please note that if this occurs, the number of variable investment options available to you will increase. In other words, the "B" investment options will be available to you. However, your ability to transfer out of the guaranteed interest option will be limited.

If you select the "Maximum transfer flexibility" method but have not included any of the Target Allocation investment options among your allocations, you will not be changed to the alternate method but those options will no longer be available to you.

You may currently choose from any of the investment options available under your investment method. In all cases, if any of the options listed in B in the chart referenced above are selected, you will be subject to the restrictions on transfers out of the guaranteed interest option that apply under the Maximum investment options choice investment method.

ERISA CONSIDERATIONS FOR EMPLOYERS

If the employer's plan is intended to comply with the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA") Section 404(c), the employer or the plan trustee must make sure that the investment options chosen for the plan constitute a broad range of investment choices as required by the Department of Labor's ("DOL") regulation under ERISA Section 404(c). See "Tax information" later in this prospectus.

ALLOCATING YOUR CONTRIBUTIONS

Once your employer or you, whichever applies, have made your investment method choice, you may allocate your contributions to one or more or all of the investment options that have been chosen, subject to any restrictions under the investment method you choose. Allocations to the guaranteed interest option are limited to no more than 25% of any contribution. Currently, we are relaxing this limitation. If we decide to change our limitations on allocations to the guaranteed interest, we will provide you with notice of at least 45 days. We may, at any time, exercise our right to close a variable investment option to new contributions or transfers.

Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Also, you may choose special dollar cost averaging (described below) to allocate your contributions under your certificate. Once your contributions are allocated to the investment options, they become a part of your account value. We discuss account value in "Determining your certificate's value" later in this prospectus.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an

                        CONTRACT FEATURES AND BENEFITS
investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

PERSONAL INCOME BENEFIT VARIABLE INVESTMENT OPTIONS

Subject to availability in your plan and state, if you are between the ages of 45 and 85, for an additional charge you may activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options. Your initial allocation to the Personal Income Benefit variable investment options must total at least $1,000. For amounts you decide to allocate in connection with this feature, your investment options will be limited to the Personal Income Benefit variable investment options discussed in detail below. In general, allocating contributions and transfers to the Personal Income Benefit variable investment options is the primary way of increasing your Guaranteed Annual Withdrawal Amount. All amounts allocated to the Personal Income Benefit variable investment options are subject to the terms and conditions of the Personal Income Benefit feature, which include restrictions on your ability to make transfers to the Non-Personal Income Benefit investment options.

You must select one of the investment methods discussed above (the "Maximum investment options choice" and "Maximum transfer flexibility") for your Non-Personal Income Benefit account value allocations. If you allocate account value to the Personal Income Benefit variable investment options, you may select either investment method for your Non-Personal Income Benefit account value.

The amounts you allocate to the Personal Income Benefit variable investment options may represent all, or a portion of, your contribution. If you allocate amounts to the Personal Income Benefit variable investment options, you may later decide to change your allocation instructions in order to increase, decrease or stop allocations to these investment options.

Currently, the Personal Income Benefit variable investment options are limited to the those listed below. It is important to note that they are also available without the Personal Income Benefit feature. To show that these variable investment options are available both with and without the Personal Income Benefit feature, our administrative forms and website often show separate lists for the Personal Income Benefit variable investment options and the Non-Personal Income Benefit variable investment options, as shown in the table below. We do this so you can easily indicate those amounts you wish to have allocated in connection with the Personal Income Benefit feature and those amounts that you wish to have allocated to your Non-Personal Income Benefit variable investment options.


-----------------------------------------------------------------------------------------------
 FOR ALLOCATION TO YOUR PERSONAL INCOME         FOR ALLOCATION TO YOUR NON-PERSONAL INCOME
 BENEFIT ACCOUNT VALUE                          BENEFIT ACCOUNT VALUE
-----------------------------------------------------------------------------------------------
.. Personal Income Benefit EQ/Balanced           . EQ/Balanced Strategy/(1)/
  Strategy/(1)/
.. Personal Income Benefit EQ/Conservative       . EQ/Conservative Growth Strategy/(1)/
  Growth Strategy/(1)/
.. Personal Income Benefit EQ/Conservative       . EQ/Conservative Strategy/(1)/
  Strategy/(1)/
.. Personal Income Benefit EQ/Moderate Growth    . EQ/Moderate Growth Strategy/(1)/
  Strategy/(1)/
.. Personal Income Benefit EQ/AB Dynamic         . EQ/AB Dynamic Moderate Growth/(1)/
  Moderate Growth/(1)/
-----------------------------------------------------------------------------------------------


(1)This is the variable investment option's new name. Please see "Portfolios of the Trusts" earlier in this prospectus for the variable investment option's former name which may continue to be used in certain documents for a period of time after the date of this prospectus.


Upon advance notice to you, we reserve the right to add or remove Personal Income Benefit variable investment options at our sole discretion.

Please see "Personal Income Benefit" later in this prospectus for more information about this feature.

Once your contributions are allocated to the investment options, they become a part of your account value. Amounts allocated to the Personal Income Benefit variable investment options will become part of your "Personal Income Benefit account value." Amounts allocated to the other available investment options, or "Non-Personal Income Benefit investment options," will become part of your "Non-Personal Income Benefit account value." We discuss account value in "Determining your certificate's value" later in this prospectus.

SPECIAL DOLLAR COST AVERAGING

Special dollar cost averaging allows you to gradually allocate amounts by periodically transferring approximately the same dollar amount to up to 10 variable investment options you select. Periodic allocations to the variable investment options will cause you to purchase more units if the unit value is low and fewer units if the unit value is high. Therefore, you may get a lower average cost per unit over the long term. This program, however, does not guarantee that you will earn a profit or be protected against losses.

During the first five participation years, you may choose to allocate all or a portion of any eligible rollover or direct transfer contribution to the account for special dollar cost averaging. See "How you can contribute to your certificate" in "Contract features and benefits" for details on what contributions are eligible under both governmental employer EDC and TSA contracts.

Contributions into the account may not be transfers from other investment options. Also, on-going payroll contributions into the account are not permitted. Your initial allocation to the special dollar cost averaging program must be at least $2,000 and any additional contribution to that same time period must be at least $250.

You may have your account value transferred to any of the variable investment options available under the contract, including the Personal Income Benefit variable investment options (if available). No amounts may be transferred from the account for special dollar cost averaging to the guaranteed interest option.

We will transfer amounts from the account for special dollar cost averaging into the variable investment options over an available time period that you select. We offer time periods of 3, 6 or 12 months, during which you will receive an enhanced interest rate. We may also offer other time periods. Please note that any time period selected must begin before the fifth participation date anniversary. You may only have one time period in effect at any time and once you select a time period, you may not change it. Your financial professional can provide information on the time periods and interest rates currently available in your state, or you may contact one of our customer service representatives.

Contribution(s) made to the special dollar cost averaging program will be credited with the interest rate on the date the first contribution is received by AXA Equitable and allocated to the time period initially selected by you. Once the time period you selected has ended, you may then select another time period for future contributions. At that time, you may also select a different allocation for transfers to the variable investment options, or, if you wish, we will continue to use the

                        CONTRACT FEATURES AND BENEFITS
selection that you have previously made. Currently, your account value will be transferred from the account for special dollar cost averaging into the variable investment options on a monthly basis. We may offer this program in the future with transfers on a different basis.

The first transfer date and each subsequent transfer date for the time period selected will be one month from the date the first contribution is made into the special dollar cost averaging program, but not later than the 28th day of the month.

If you choose to allocate only a portion of an eligible contribution to the account for special dollar cost averaging, the remaining balance of that contribution will be allocated to the variable investment options and the guaranteed interest option according to your instructions.

The only transfers that will be made from the account for special dollar cost averaging are your regularly scheduled transfers to the variable investment options. If you request to transfer or withdraw any other amounts (including a loan request) from the account for special dollar cost averaging, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the allocation percentages for special dollar cost averaging we have on file for you. You may change your allocations for transfers from the account for special dollar cost averaging at any time. Also, you may ask us to cancel your participation in the program at any time. If you do so, we will transfer all of the value that you have remaining in the account for special dollar cost averaging to the variable investment options according to the percentages for special dollar cost averaging we have on file for you.

If we exercise our right to terminate transfers into the Personal Income Benefit variable investment options and your program has transfers designated to those investment options, your program will run to its conclusion. Also, if we exercise our right to terminate contributions or transfers to the Personal Income Benefit variable investment options, those investment options cannot be selected as part of a new special dollar cost averaging program.

If your program has transfers designated to the Personal Income Benefit variable investment options and you elect to begin receiving Guaranteed Annual Withdrawal Amount payments, you will be deemed to have terminated the program. The value you have remaining in the program will be transferred to the variable investment options prior to calculating your Guaranteed Annual Withdrawal Amount payments.

UNALLOCATED ACCOUNT

When we receive cash transferred from a prior funding vehicle, the transferred amount will be credited as one lump sum to the plan's unallocated account. Any amount held in the plan's unallocated account becomes part of our guaranteed interest option and will be credited with interest at the rate applicable to amounts held in the guaranteed interest option. The transferred amount will remain in the plan's unallocated account until we have received all the information we require, including properly completed forms, to effect a transfer from the plan's unallocated account to a participant account. With respect to each participant, we will allocate amounts to each participant's account only after the employer provides instructions that are acceptable and necessary in order to complete the allocation process. We reserve the right to limit the period during which such instructions may be received to no more than 10 days from the initial transfer into the plan's unallocated account and to return funds to the employer for which transfer information has not been timely received in good order. In no event will we hold the transferred assets in the unallocated account for more than 105 days from the contract date. Under no circumstances will we be required to transfer to participant accounts an amount in aggregate greater than the amount deposited by the employer plus such interest as we credited to the unallocated account, unless otherwise expressly agreed upon between the employer and us.

The employer is solely responsible for effectuating the asset transfers in accordance with all applicable laws and regulations.

PERSONAL INCOME BENEFIT

This section describes the Personal Income Benefit. The Personal Income Benefit may not be available in all contracts or in all states. See Appendices III and IV later in this prospectus for more information on state availability and/or variations of certain features or benefits. For an additional charge, the Personal Income Benefit guarantees that you can take withdrawals from your Personal Income Benefit account value up to a maximum amount per contract year (your "Guaranteed Annual Withdrawal Amount") during your lifetime (or your spouse's lifetime if Joint life payments are elected) even if your Personal Income Benefit account value falls to zero unless it is caused by a withdrawal that exceeds your Guaranteed Annual Withdrawal Amount. In order to activate the Personal Income Benefit, you must meet the following two requirements:

(1)You must be between the ages of 45 and 85.

                                     -AND-

(2)You must allocate a minimum of $1,000 to your Personal Income Benefit account value, either through a new contribution or a one-time transfer from your Non-Personal Income Benefit account value.

As discussed in more detail below, the maximum Guaranteed Annual Withdrawal Amount is calculated based on contributions and transfers to your Personal Income Benefit account value, each multiplied by an applicable rate, plus any additional amount that may result from a Ratchet increase, described in more detail below.

The charge for the Personal Income Benefit will be deducted from your Personal Income Benefit account value on each participant date anniversary. For a description of how the charge is deducted, see "Personal Income Benefit charge" later in "Charges and expenses."

For amounts allocated in connection with the Personal Income Benefit, your investment options will be limited to the Personal Income Benefit variable investment options. Amounts allocated to the Personal Income Benefit variable investment options make up your Personal Income Benefit account value. See "Personal Income Benefit variable investment options" in "Allocating your contributions" earlier in this section.

Please note that you are not required to activate the Personal Income Benefit and should consider the cost and benefits before doing so. You should not activate this benefit if you plan to take withdrawals from your Personal Income Benefit account value in excess of your Guaranteed Annual Withdrawal Amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Personal Income Benefit Early and Excess withdrawals" below in this section).

                        CONTRACT FEATURES AND BENEFITS

Prior to allocating amounts to the Personal Income Benefit variable investment options, you should check with your employer on the rules and limitations that may apply for taking withdrawals from your Personal Income Benefit account value.

DETERMINING YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

Your Guaranteed Annual Withdrawal Amount is calculated based on the following:

..   contributions to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Withdrawal Rate; plus

..   transfers to the Personal Income Benefit variable investment options, multiplied by the then current Guaranteed Transfer Withdrawal Rate; plus

..   any Ratchet increase of your Ratchet Base on your participant date anniversary, multiplied by a weighted average of the Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates previously applied to your certificate.

These amounts will continue to be added together to arrive at your total Guaranteed Annual Withdrawal Amount. Your Guaranteed Annual Withdrawal Amount, as of the end of the quarter, will be shown on your Statement of Account. Once you begin to take Guaranteed Annual Withdrawal Amount payments:

..   contributions and transfers to the Personal Income Benefit variable investment options are not permitted;

..   your Guaranteed Annual Withdrawal Amount will never decrease as long as there are no Personal Income Benefit Excess withdrawals; and

..   your Guaranteed Annual Withdrawal Amount may increase as the result of a
    Ratchet increase of your Ratchet Base.

THE GUARANTEED WITHDRAWAL RATE AND GUARANTEED TRANSFER WITHDRAWAL RATE

With the Personal Income Benefit, there are two rates applicable at all times. We apply the Guaranteed Withdrawal Rate ("GWR") to amounts you contribute to the Personal Income Benefit variable investment options, including salary deferral contributions and employer contributions. We apply the Guaranteed Transfer Withdrawal Rate ("GTWR") to amounts you transfer to the Personal Income Benefit variable investment options from the other investment options in your EQUI-VEST(R) Strategies certificate, lump sum transfers from other providers and rollovers.

The GWR is tied to the Ten-Year Treasuries Formula Rate described below. The GWR is set at the beginning of each calendar quarter, however, we reserve the right to set the GWR at the beginning of each calendar month.

The GWR is calculated using the Ten-Year Treasuries in effect for that quarter, plus a percentage that ranges from 0.25% to 1.00% based on your age at the beginning of the calendar quarter. The percentage is 1.00% if you are between ages 45 and 50, and declines by 0.05% each year until it reaches 0.25% at age 65.

If, at the beginning of a calendar quarter, the GWR calculation results in a rate lower than 2.5%, we will set the rate to a minimum of 2.5%. On the other hand, if the GWR calculation results in a rate greater than 7%, we are under no obligation to set that higher rate. In our sole discretion, we may declare a GWR that is greater, but not less than the rate generated by the GWR calculation.

..   TEN-YEAR TREASURIES FORMULA RATE. For each calendar quarter, this rate is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 20 calendar days ending on the 15th of the last month of the preceding calendar quarter. U.S. Treasury rates will be determined from the Federal Reserve Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

The GTWR is set at the beginning of each month and will never be less than 2.5%. IN OUR SOLE DISCRETION, WE MAY DECLARE A GTWR THAT IS GREATER THAN 2.5%.

Please note that while the GWR and GTWR are subject to the same stated minimum of 2.5%, we reserve the right to declare a GTWR that is higher or lower than the GWR. During certain periods, the declared rates for the GWR and GTWR may be the same.

The following examples are designed to show the basics as to how your Guaranteed Annual Withdrawal Amount is calculated. The Personal Income Benefit account value used in these examples is after the deduction of all applicable fees and charges.

EXAMPLE 1: Activating the Personal Income Benefit feature

Assume you are eligible to activate the Personal Income Benefit feature and have $50,000 in your EQUI-VEST(R) Strategies certificate. You then make a one-time transfer of $1,000 from your Non-Personal Income Benefit account value to the Personal Income Benefit variable investment options. The GTWR at the time is 3%. Your amounts under the Personal Income Benefit are calculated as follows:

..   Your Personal Income Benefit account value is $1,000.

..   Your Ratchet Base is $1,000.

..   Your Guaranteed Annual Withdrawal Amount ("GAWA") is $30. ($1,000 x 3%).

EXAMPLE 2: Building your Guaranteed Annual Withdrawal Amount with Contributions

Assume you activated the feature as described in EXAMPLE 1 on December 1/st/ and decide to make on-going contributions that amount to $200 to the Personal Income Benefit variable investment options on the 15/th/ of each month for a six-month period starting in January of the following year. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of the GWR to six monthly contributions and the resulting values.

                        CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------
                                                                  PERSONAL
                                                                   INCOME
                                                                  BENEFIT
                                             NEW  TOTAL RATCHET   ACCOUNT
 DATE                          TRANSFER GTWR GAWA GAWA  BASE/(*)/  VALUE
--------------------------------------------------------------------------
Dec. 1                          $1,000   3%  $30   $30   $1,000    $1,000

-----------------------------------------------------------------------------
                                                                     PERSONAL
                                                                      INCOME
                                                                     BENEFIT
                                                NEW  TOTAL RATCHET   ACCOUNT
 DATE                          CONTRIBUTION GWR GAWA GAWA  BASE/(*)/  VALUE
-----------------------------------------------------------------------------
Jan. 15                            $200     3%   $6   $36   $1,200    $1,200
-----------------------------------------------------------------------------
Feb. 15                            $200     3%   $6   $42   $1,400    $1,400
-----------------------------------------------------------------------------
Mar. 15                            $200     3%   $6   $48   $1,600    $1,600
-----------------------------------------------------------------------------
Apr. 15                            $200     4%   $8   $56   $1,800    $1,800
-----------------------------------------------------------------------------
May 15                             $200     4%   $8   $64   $2,000    $2,000
-----------------------------------------------------------------------------
Jun. 15                            $200     4%   $8   $72   $2,200    $2,200
-----------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.

EXAMPLE 3: Building Your Guaranteed Annual Withdrawal Amount with Contributions and Transfers

Assume you activated the benefit as described in EXAMPLE 1 on December 1/st/ and continue to make on-going contributions of $200 to the Personal Income Benefit variable investment options as described in EXAMPLE 2. For the purposes of this example, now assume that you make monthly transfers of $100 from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options on the 1/st/ of each month beginning on January 1/st/. Also, for the purposes of this example, assume a 0% hypothetical rate of return for the Personal Income Benefit account value. The table below shows the application of both the GWR and the GTWR at the same time, building your Guaranteed Annual Withdrawal Amount and Personal Income Benefit account value through both contributions and transfers.

----------------------------------------------------------------
                                                        PERSONAL
                                                         INCOME
                                                        BENEFIT
                                   NEW  TOTAL RATCHET   ACCOUNT
 DATE                TRANSFER GTWR GAWA GAWA  BASE/(*)/  VALUE
----------------------------------------------------------------
Dec. 1                $1,000   3%  $30   $30   $1,000    $1,000

-------------------------------------------------------------------------------
                                                                       PERSONAL
                                                                        INCOME
                                                                       BENEFIT
                     CONTRIBUTION OR  GWR OR    NEW   TOTAL  RATCHET   ACCOUNT
 DATE                   TRANSFER     GTWR/(**)/ GAWA  GAWA   BASE/(*)/  VALUE
-------------------------------------------------------------------------------
Jan. 1                    $100            3%       $3    $33  $1,100    $1,100
-------------------------------------------------------------------------------
Jan. 15                   $200            3%       $6    $39  $1,300    $1,300
-------------------------------------------------------------------------------
Feb. 1                    $100            3%       $3    $42  $1,400    $1,400
-------------------------------------------------------------------------------
Feb. 15                   $200            3%       $6    $48  $1,600    $1,600
-------------------------------------------------------------------------------
Mar. 1                    $100            3%       $3    $51  $1,700    $1,700
-------------------------------------------------------------------------------
Mar. 15                   $200            3%       $6    $57  $1,900    $1,900
-------------------------------------------------------------------------------
Apr. 1                    $100         3.50%    $3.50 $60.50  $2,000    $2,000
-------------------------------------------------------------------------------
Apr. 15                   $200            4%       $8 $68.50  $2,200    $2,200
-------------------------------------------------------------------------------
May 1                     $100         3.50%    $3.50    $72  $2,300    $2,300
-------------------------------------------------------------------------------
May 15                    $200            4%       $8    $80  $2,500    $2,500
-------------------------------------------------------------------------------
Jun. 1                    $100         3.50%    $3.50 $83.50  $2,600    $2,600
-------------------------------------------------------------------------------
Jun. 15                   $200            4%       $8 $91.50  $2,800    $2,800
-------------------------------------------------------------------------------

(*)The Ratchet Base is described in more detail below.
(**)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.

RATCHET BASE AND THE ANNUAL RATCHET

The Personal Income Benefit feature includes a Ratchet component that may increase your Guaranteed Annual Withdrawal Amount based on the performance of your Personal Income Benefit variable investment options. Your Ratchet Base initially equals contributions and transfers to the Personal Income Benefit variable investment options and is recalculated on each participation date anniversary to equal the greater of your Personal Income Benefit account value and the most recent Ratchet Base. If your Personal Income Benefit account value is greater, we will "ratchet," or increase, your Ratchet Base to equal your Personal Income Benefit account value. You are eligible for annual ratchets on each participation date anniversary both before and after you begin receiving your Guaranteed Annual Withdrawal Amount payments. If the Ratchet Base is increased, the difference between the prior Ratchet Base and the increased Ratchet Base will be multiplied by a weighted average of the previous Guaranteed Withdrawal Rates and Guaranteed Transfer Withdrawal Rates to determine the additional amount that will be added to your Guaranteed Annual Withdrawal Amount (the "Ratchet increase"). This weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base.

If an annual ratchet is not applicable on your participation date anniversary, the Ratchet Base will not be eligible for a ratchet until the next participation date anniversary. The Ratchet Base is decreased on a pro rata basis due to Early and Excess withdrawals. The Ratchet Base is not reduced by Guaranteed Annual Withdrawal Amount payments once you begin receiving such payments. Please note that it is less likely you will receive a Ratchet increase after you begin receiving your Guaranteed Annual Withdrawal Amount payments. See "Accessing your money" later in this prospectus.

The following examples are designed to show how the Ratchet Base works. In these examples, assume the Personal Income Benefit was activated on your participation date anniversary - December 1st. Next, assume that you make monthly contributions to the Personal Income Benefit variable investment options for 11 consecutive months with no transfers to the Personal Income Benefit variable investment options from your Non-Personal Income Benefit investment options. In order to demonstrate the operation of the annual ratchet of the Ratchet Base, and the Ratchet increase, further assume that your Personal Income Benefit account value at the end of the participation date anniversary is $3,000.

--------------------------------------------------------------------------------------
                                                                            PERSONAL
                                                                             INCOME
                                                                            BENEFIT
                                                      NEW   TOTAL  RATCHET  ACCOUNT
 DATE                            TRANSFER   GTWR/(*)/ GAWA  GAWA    BASE     VALUE
--------------------------------------------------------------------------------------
Dec. 1                            $1,000        3%      $30    $30 $1,000    $1,000
--------------------------------------------------------------------------------------
                                                                            PERSONAL
                                                                             INCOME
                                                                            BENEFIT
                                                      NEW   TOTAL  RATCHET  ACCOUNT
 DATE                          CONTRIBUTION GWR/(*)/  GAWA  GAWA    BASE   VALUE/(**)/
--------------------------------------------------------------------------------------
Jan. 1                              $100        3%       $3    $33 $1,100    $1,100
--------------------------------------------------------------------------------------
Feb. 1                              $200        3%       $6    $39 $1,300    $1,280
--------------------------------------------------------------------------------------
Mar. 1                              $100        3%       $3    $42 $1,400    $1,100
--------------------------------------------------------------------------------------
Apr. 15                             $200      3.5%       $7    $49 $1,600    $1,600
--------------------------------------------------------------------------------------
May 1                               $100      3.5%    $3.50 $52.50 $1,700    $1,760
--------------------------------------------------------------------------------------

                        CONTRACT FEATURES AND BENEFITS

-------------------------------------------------------------------------------------
                                                                           PERSONAL
                                                                            INCOME
                                                                           BENEFIT
                                                     NEW   TOTAL  RATCHET  ACCOUNT
 DATE                          CONTRIBUTION GWR/(*)/ GAWA  GAWA    BASE   VALUE/(**)/
-------------------------------------------------------------------------------------
Jun. 15                            $200      3.5%       $7 $59.50 $1,900    $1,650
-------------------------------------------------------------------------------------
Jul. 1                             $100      3.5%    $3.50    $63 $2,000    $2,100
-------------------------------------------------------------------------------------
Aug. 15                            $200      3.5%       $7    $70 $2,200    $2,380
-------------------------------------------------------------------------------------
Sep. 1                             $100      3.5%    $3.50 $73.50 $2,300    $2,580
-------------------------------------------------------------------------------------
Oct. 15                            $200        3%       $6 $79.50 $2,500    $2,860
-------------------------------------------------------------------------------------
Nov. 1                             $100        3%       $3 $82.50 $2,600    $2,960
-------------------------------------------------------------------------------------

(*)The GTWR is declared monthly and the GWR is declared quarterly. However, we reserve the right to declare the GWR monthly.
(**)The changes to the Personal Income Benefit account value represent hypothetical investment gains and losses due to the performance of the Personal Income Benefit variable investment options. This example shows a Personal Income Benefit account value that is greater than the Ratchet Base at the end of the participation year. Please note that if the Personal Income Benefit account value was lower than the Ratchet Base at the end of the participation year, there would be no annual ratchet and no increase to the Guaranteed Annual Withdrawal Amount.

In this example, on Dec. 1 (the participation date anniversary), the most recent Ratchet Base ($2,600) is compared to the Personal Income Benefit account value ($3,000) on the participation date anniversary. Because the Personal Income Benefit account value is greater, the Ratchet Base is increased to $3,000. The Total Guaranteed Annual Withdrawal Amount is also increased due to the $400 increase in the Ratchet Base. The increase to the Guaranteed Annual Withdrawal Amount is calculated by multiplying the increase to the Ratchet Base ($400) by the weighted average of the prior GWRs and GTWRs applied to contributions and transfers, any prior Ratchet increases and any Personal Income Benefit Early or Excess withdrawals. The weighted average is determined by dividing the Guaranteed Annual Withdrawal Amount by the Ratchet Base. Here, the increase to the Guaranteed Annual Withdrawal Amount is calculated as follows:

   $82.50 / $2600 = 3.17%

   3.17% x $400 = $12.69

   $82.50 + $12.69 = $95.19

ELECTING TO TAKE YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT

You may elect to take your Guaranteed Annual Withdrawal Amount payments through one of our automatic payment plans or you may take unscheduled withdrawals. All withdrawals reduce your Personal Income Benefit account value on a dollar-for-dollar basis, but do not reduce your Ratchet Base. Withdrawals will reduce your minimum death benefit on a pro rata basis. See "Withdrawing your account value" under "Accessing your money" later in this prospectus for more information.

In order to start taking Guaranteed Annual Withdrawal Amount payments, you must be at least 59 1/2 and, in most cases, separated from employment with the employer that sponsored the plan. Certain employers' plans may allow you to elect Guaranteed Annual Withdrawal Amount payments while still employed by the employer sponsoring the plan. You must also notify your plan in a form acceptable to the plan and AXA Equitable. The Guaranteed Annual Withdrawal Amount election date will be the business day we receive all information required to process your election at our processing office. After we receive your election, you will no longer be able to make contributions or transfers to the Personal Income Benefit variable investment options.

Your Guaranteed Annual Withdrawal Amount is calculated on a single life basis. However, when you elect to start receiving Guaranteed Annual Withdrawal Amount payments, you may elect payments on a joint life basis. Please note, payments on a joint life basis are only available for the spouse of a participant as defined under the Federal Defense of Marriage Act. Under a joint life basis, Guaranteed Annual Withdrawal Amount payments are guaranteed for the life of both you and your spouse. You may drop the joint life, but you will not be able to name a new joint life and payments will continue to be made in the same amount. The Guaranteed Annual Withdrawal Amount payments on a joint life basis will be less than those available under the single life basis. If you elect a joint life basis, your certificate will continue to be eligible for a Ratchet increase after your death.

Guaranteed Annual Withdrawal Amount payments are designed to begin at age 65. You may decide to elect to take your Guaranteed Annual Withdrawal Amount payments after age 59 1/2 and before age 65, but this will result in a decrease of all future Guaranteed Annual Withdrawal Amount payments, as indicated below.

-----------------------------------------
 PAYMENTS BEGIN AT
        AGE           REDUCTION TO GAWA
-----------------------------------------
      59 1/2                 25%
-----------------------------------------
        60                   25%
-----------------------------------------
        61                   20%
-----------------------------------------
        62                   15%
-----------------------------------------
        63                   10%
-----------------------------------------
        64                   5%
-----------------------------------------

For example, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 63, your adjusted Guaranteed Annual Withdrawal Amount will be $4,500. ($5,000 reduced by 10%, or $500).

You may also elect to defer beginning your Guaranteed Annual Withdrawal Amount payments until after age 65, which will result in an increase of your Guaranteed Annual Withdrawal Amount, as indicated below.

-----------------------------------------
 PAYMENTS BEGIN AT
        AGE           INCREASE TO GAWA
-----------------------------------------
        66                  102%
-----------------------------------------
        67                  104%
-----------------------------------------
        68                  106%
-----------------------------------------
        69                  108%
-----------------------------------------
   70 and older             110%
-----------------------------------------

Using the same example as above, if your Guaranteed Annual Withdrawal Amount based on receiving payments at age 65 is $5,000 and you elect to begin payments at age 68, your adjusted Guaranteed Annual Withdrawal Amount will be $5,300 ($5,000 increased by 6%, or $300).

Your Guaranteed Annual Withdrawal Amounts are not cumulative from year to year. If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

The withdrawal charge, if applicable under the EQUI-VEST(R) Strategies contract, is waived for withdrawals up to the Guaranteed Annual

                        CONTRACT FEATURES AND BENEFITS

Withdrawal Amount. However, all withdrawals, including withdrawals from your Non-Personal Income Benefit account value, are counted toward your 10% free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this prospectus.

You may take your lifetime required minimum distributions without losing the value of the Personal Income Benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this prospectus, including utilizing our RMD automatic withdrawal option. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

If you experience a financial hardship or unforeseeable emergency that causes you to take a withdrawal from your Personal Income Benefit account value, this withdrawal does not start your Guaranteed Annual Withdrawal Amount payments, but will result in a reduction of your Guaranteed Annual Withdrawal Amount. For more information about how a hardship or unforeseeable emergency withdrawal will impact the Guaranteed Annual Withdrawal Amount, see "Hardship and unforeseeable emergency withdrawals" in "Accessing your money" later in this prospectus.

TRANSFERRING YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE

Amounts allocated to the Personal Income Benefit variable investment options can always be transferred to other Personal Income Benefit variable investment options, but cannot be transferred to the Non-Personal Income Benefit investment options. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. You may wish to transfer amounts out of the Personal Income Benefit variable investment options if you no longer want to pay the Personal Income Benefit charge, or if you determine that Guaranteed Annual Withdrawal Amount payments are not part of your overall retirement strategy, or if you want to allocate those amounts to Non-Personal Income Benefit variable investment options. Please note that if you utilize this exception, you will forfeit your Guaranteed Annual Withdrawal Amount and we will not refund the Personal Income Benefit charges you paid.

If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will terminate the Personal Income Benefit feature and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit feature from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the amounts to be transferred. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

For example, assume the following:

   .   your Non-Personal Income Benefit account value is $5,000;

   .   your Personal Income Benefit account value is $2,960; and

   .   your Guaranteed Annual Withdrawal Amount is $95.19.

If you decide to discontinue the Personal Income Benefit feature by transferring amounts out of the Personal Income Benefit account value, your Non-Personal Income Benefit account value will be $7,960 (minus a pro rata portion of the Personal Income Benefit charge applied to your Personal Income Benefit account value), your Personal Income Benefit account value will be $0 and your Guaranteed Annual Withdrawal Amount will be $0.

EFFECT OF PERSONAL INCOME BENEFIT EARLY AND EXCESS WITHDRAWALS

A Personal Income Benefit Early withdrawal is caused when you take a withdrawal from your Personal Income Benefit account value before you have elected to begin receiving your Guaranteed Annual Withdrawal Amount payments.

If you take a Personal Income Benefit Early withdrawal, you are still permitted to make contributions and transfers to, or take loans from, the Personal Income Benefit variable investment options.

A Personal Income Benefit Excess withdrawal is caused when you withdraw more than your Guaranteed Annual Withdrawal Amount in any participation year from your Personal Income Benefit account value. Once a withdrawal (including a hardship or an unforeseeable emergency withdrawal) causes cumulative withdrawals from your Personal Income Benefit account value in a participation year to exceed your Guaranteed Annual Withdrawal Amount, only the dollar amount of the withdrawal that causes the cumulative withdrawals to exceed the Guaranteed Annual Withdrawal Amount is considered a Personal Income Benefit Excess withdrawal. In addition, each subsequent withdrawal in that participation year is considered a Personal Income Benefit Excess withdrawal. Withdrawals from your Non-Personal Income Benefit account value are not considered when calculating Personal Income Benefit Excess withdrawals. In other words, you may make withdrawals from your Non-Personal Income Benefit account value without triggering a Personal Income Benefit Excess withdrawal.

A Personal Income Benefit Early or Excess withdrawal can cause a significant reduction in both your Ratchet Base and your Guaranteed Annual Withdrawal Amount. If you make a Personal Income Benefit Early or Excess withdrawal, we will recalculate your Ratchet Base and your Guaranteed Annual Withdrawal Amount. The withdrawal will reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount on a pro rata basis. Reduction on a pro rata basis means we take the percentage of your Personal Income Benefit account value withdrawn and reduce your Ratchet Base and your Guaranteed Annual Withdrawal Amount by that same percentage. If, at the time you take a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit account value is less than your Ratchet Base, the pro rata reduction in your Ratchet Base will be greater than the dollar amount of the withdrawal.

Please note that a Personal Income Benefit Early or Excess withdrawal may be subject to withdrawal charges if it exceeds the 10% free withdrawal amount. A Personal Income Benefit Early or Excess withdrawal that reduces your Personal Income Benefit account value to zero will terminate the Personal Income Benefit without value.

Any withdrawal, whether from the Personal Income Benefit account value or the Non-Personal Income Benefit account value, reduces your death benefit under the contract. See "Payment of death benefit" later in this prospectus.

                        CONTRACT FEATURES AND BENEFITS

The following examples are designed to show how Early and Excess withdrawals impact the values in your contract and the Personal Income Benefit feature. Please note that all withdrawals will reduce your death benefit on a pro rata basis.

EXAMPLE 1: A Personal Income Benefit Early withdrawal

Assume the following:

..   your Non-Personal Income Benefit account value is $1,000;

..   your Personal Income Benefit account value is $5,000;

..   your Ratchet Base is $6,000;

..   your Guaranteed Annual Withdrawal Amount is $200;

..   you are still employed by the plan sponsor; and

..   you decide to take a withdrawal of $1,500.

Your withdrawal will be a Personal Income Benefit Early withdrawal. We will deduct $1,000 from your Non-Personal Income Benefit account value and $500 from your Personal Income Benefit account value. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 10% (your Personal Income Benefit account value ($5,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($500)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $4,500;

..   your Ratchet Base will be $5,400 ($6,000 reduced by 10%); and

..   your Guaranteed Annual Withdrawal Amount will be $180 ($200 reduced by 10%).

EXAMPLE 2: A Personal Income Benefit Excess withdrawal with a withdrawal charge

For this example, assume you make an initial $20,000 rollover contribution and there has been no investment performance. Also assume the contract has a 5% withdrawal charge in your second participation year which does not apply to withdrawals up to 10% of your total account value each year (the "10% free withdrawal amount"). Two participation years later, you are no longer employed by the plan sponsor and are eligible to start taking GAWA withdrawals.

..   your Non-Personal Income Benefit account value is $5,000;

..   your Personal Income Benefit account value is $15,000;

..   your Ratchet Base is $15,000;

..   your Guaranteed Annual Withdrawal Amount is $450;

..   your 10% free withdrawal amount is $2,000; and

..   you decide to take a withdrawal of $7,500 from your certificate.

The withdrawal charge will not apply to the first 10% of account value withdrawn, here $2,000. In this case, the withdrawal charge will be $275 ($5,500 multiplied by 5%). Therefore, the total amount subtracted from the total account value will be $7,775 (the $7,500 withdrawal plus the $275 withdrawal charge). We will deduct $5,000 from your Non-Personal Income Benefit account value and $2,775 from your Personal Income Benefit account value. This will be a Personal Income Benefit Excess withdrawal of $2,325 because the amount withdrawn from your Personal Income Benefit account value exceeds your Guaranteed Annual Withdrawal Amount of $450. Your Ratchet Base and Guaranteed Annual Withdrawal Amount will be reduced by 15.5% (your Personal Income Benefit account value ($15,000) divided by the amount of the withdrawal taken from your Personal Income Benefit account value ($2,325)). After the withdrawal:

..   your Non-Personal Income Benefit account value will be $0;

..   your Personal Income Benefit account value will be $12,225;

..   your Ratchet Base will be $12,675 ($15,000 reduced by 15.5%); and

..   your Guaranteed Annual Withdrawal Amount will be $380.25 ($450 reduced by
    15.5%).

EFFECT OF YOUR PERSONAL INCOME BENEFIT ACCOUNT VALUE FALLING TO ZERO

If your Personal Income Benefit account value falls to zero due to a Personal Income Benefit Early or Excess withdrawal, your Personal Income Benefit (including Guaranteed Annual Withdrawal Amount payments) will terminate. Once terminated, the Personal Income Benefit cannot be restored. If your Personal Income Benefit account value falls to zero, either due to a withdrawal that is not a Personal Income Benefit Early or Excess withdrawal or due to a deduction of a charge and you have Non-Personal Income Benefit account value remaining, the Personal Income Benefit feature under your certificate will continue as long as you have Non-Personal Income Benefit account value. In other words, you will continue to receive Guaranteed Annual Withdrawal Amount payments. These payments will never reduce your Non-Personal Income Benefit account value.

If your Personal Income Benefit account value is zero and your Non-Personal Income Benefit account value is zero, or later falls to zero, your certificate will terminate and you will receive a supplementary life annuity contract setting forth your continuing benefits. You will be the owner and annuitant. If the supplementary life annuity contract is issued in connection with a Joint life contract, you will be the annuitant and your spouse will be the joint annuitant, provided you are still married. The following will then occur:

..   If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.

..   If you were taking withdrawals through the "Customized payment plan" or unscheduled partial withdrawals, we will pay the balance of the Guaranteed Annual Withdrawal Amount for that participation year in a lump sum. Payment of the Guaranteed Annual Withdrawal Amount will begin on the next participation date anniversary.

..   Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually under the "Maximum payment" if automatic payments were not being made.

..   Any death benefit remaining under the original certificate will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar-for-dollar basis as payments are made. If there is any remaining death benefit upon your death, if applicable, we will pay it to the beneficiary.

                        CONTRACT FEATURES AND BENEFITS

..   The charge for the Personal Income Benefit will no longer apply.

..   If at the time of your death the Guaranteed Annual Withdrawal Amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.

OTHER IMPORTANT CONSIDERATIONS

..   The Personal Income Benefit feature is not appropriate if you do not intend to take withdrawals prior to annuitization.

..   In order to elect to start taking Guaranteed Annual Withdrawal Amount payments, you must first repay any outstanding loan (including interest accrued but not yet paid). If you cannot repay the loan, we will treat it as defaulted or offset. For more information, see "Loans" in "Accessing your money."

..   Amounts withdrawn in excess of your Guaranteed Annual Withdrawal Amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in this prospectus. In addition, all withdrawals count toward your 10% free withdrawal amount for that participation year.
    Personal Income Benefit Early and Excess withdrawals can significantly reduce or completely eliminate the value of the Personal Income Benefit.
    See "Effect of Personal Income Benefit Early and Excess withdrawals" above in this section.

..   Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59 1/2. See "Tax information" later in this prospectus.

..   All Personal Income Benefit withdrawals reduce your Personal Income Benefit account value and minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your standard death benefit and the enhanced death benefit" later in this prospectus.

..   If you withdraw less than the Guaranteed Annual Withdrawal Amount in any participation year, you may not add the remainder to your Guaranteed Annual Withdrawal Amount in any subsequent year.

..   If you surrender your certificate to receive its cash value and your
    Personal Income Benefit account value is greater than your Guaranteed Annual Withdrawal Amount, all benefits under the certificate will terminate, including the Personal Income Benefit feature.

..   Withdrawals are available under this contract and other annuity contracts we offer without purchasing a withdrawal benefit.

..   If you are not eligible to begin receiving your Guaranteed Annual
    Withdrawal Amount, and any amount is taken from your Personal Income Benefit account value to satisfy a withdrawal request (including a hardship or unforeseeable emergency withdrawal), this will be considered a Personal Income Benefit Early withdrawal. This amount will also be subject to withdrawal charges, if applicable.

..   If you have to take all or a portion of a required minimum distribution from your Personal Income Benefit account value and it is your first withdrawal under the certificate, the RMD will be considered your "first withdrawal" for the purposes of establishing your Guaranteed Annual Withdrawal Amount.

..   If you elect to take Guaranteed Annual Withdrawal Amount payments on a
    Joint life basis and subsequently get divorced, your divorce will not automatically terminate the certificate. For both Joint life and Single life certificates, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit. In addition, if you drop the Joint life, you will not be able to name a new Joint life and payments will continue to be made in the same amount.

..   We reserve the right, in our sole discretion, to discontinue the acceptance of, and/or place limitations on contributions and transfers into the certificate and/or certain investment options. If you activated the Personal Income Benefit feature and we exercise our right to discontinue the acceptance of, and/or place limitations on contributions and transfers into the Personal Income Benefit variable investment options, you may no longer be able to fund your Personal Income Benefit feature. This means that if you have not yet allocated amounts to the Personal Income Benefit variable investment options, you may not be able to fund the Personal
    Income Benefit feature at all. This also means that if you have already funded the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, you may no longer be able to increase your Guaranteed Annual Withdrawal Amount through contributions and transfers.

DEATH BENEFIT

Your certificate provides a death benefit. If you do not elect the enhanced death benefit described below, the death benefit is equal to the greater of
(i) your account value (less any outstanding loan and accrued loan interest) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, and (ii) the standard death benefit. The standard death benefit is equal to your total contributions and loan repayments (including loan interest paid), less the dollar amount of any loans and adjusted for withdrawals and any withdrawal charges and any taxes that apply.

If your surviving spouse rolls the death benefit proceeds over into a contract issued by us, the death proceeds will remain invested in this contract until your spouse's contract is issued and the amount of the death benefit will be calculated as of the date we receive all requirements necessary to issue your spouse's new contract. The amount of the death benefit will be calculated to equal the greater of (i) your account value (less any outstanding loan balance plus accrued interest) as of the date that your spouse's contract is issued, and (ii) the "standard death benefit" as of the date of your death. This means that the death benefit proceeds could vary up or down, based on investment performance, until your spouse's new contract is issued.

The death benefit is the same whether or not you have allocated amounts to the Personal Income Benefit variable investment options. If you activated the Personal Income Benefit feature, your total account value is your Personal Income Benefit account value plus your Non-Personal Income Benefit account value.

ENHANCED DEATH BENEFIT

For an additional annual fee you may elect the enhanced death benefit.

You may elect the enhanced death benefit only at the time you apply to participate under the EQUI-VEST(R) Strategies contract. Additionally, to elect this benefit, you must be younger than age 76 when participation under the contract begins. Once you elect this benefit, you may not cancel it as long as you continue participation in the contract.

                        CONTRACT FEATURES AND BENEFITS

If you elect the enhanced death benefit, the death benefit is equal to the greater of:

(a)your account value as of the date we receive satisfactory proof of your death, any required instructions for the method of payment, information and forms necessary to effect payment (less any outstanding loan and accrued loan interest); and

(b)the enhanced death benefit as of the date of your death.

On the participation date, your enhanced death benefit equals your initial contribution. Then, on each third participation date anniversary until you are age 85, we will determine your enhanced death benefit by comparing your current enhanced death benefit to your account value. If your account value is higher than your enhanced death benefit, we will increase your enhanced death benefit to equal your account value. On the other hand, if your account value on any third participation date anniversary is less than your enhanced death benefit, we will not adjust your enhanced death benefit either up or down.

If you make additional contributions, we will increase your current enhanced death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your account value, we will adjust your enhanced death benefit on the date you take the withdrawal. Appendix II at the end of this prospectus provides an example of how the enhanced death benefit is calculated.

HOW WITHDRAWALS AFFECT THE STANDARD DEATH BENEFIT AND THE ENHANCED DEATH BENEFIT

Each withdrawal you make will reduce the amount of your current standard death benefit or enhanced death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current standard death benefit or enhanced death benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your enhanced death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new enhanced death benefit after the withdrawal would be $24,000 ($40,000 -$16,000).

Before purchasing certain optional benefits such as the enhanced death benefit for your certificate, you and your tax adviser should carefully consider the following. If you intend to satisfy your lifetime required minimum distribution requirements which begin after age 70 1/2 for this certificate by taking account-based withdrawals (as opposed to receiving annuity payments), you should know that under the terms of the annuity contract such withdrawals will reduce your optional benefits and may have the effect of eliminating your ability to utilize the entire benefit. Also, purchasing certain enhanced death benefit may increase the amount of RMDs you are required to withdraw under the tax rules if you elect withdrawals and not annuity payments. For more information, see "Tax information" later in this prospectus.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your certificate, you may return it to us for a refund. To exercise this cancellation right you must mail the certificate directly to our processing office within 10 days after you receive it. In some states, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal the contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the account for special dollar cost averaging, your refund will equal your contributions plus interest. Some states require that we refund the full amount of the contribution (not including any investment gain or loss, or interest). Please contact your financial professional and/or see Appendix III to find out what applies in your state. For contributions allocated to the guaranteed interest option, your refund will equal the amount of the contribution, without interest. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your certificate's cash value.

We may require that you wait six months before you apply for a certificate with us again if:

..   you cancel your certificate during the free look period; or

..   you change your mind before you receive your certificate whether we have received your contribution or not.

See Appendix III for any state variations.

In addition to the cancellation right described above, you have the right to surrender your certificate, rather than cancel it. Surrendering your certificate may yield results different than canceling your certificate, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the certificate. Please see "Tax information" later in this prospectus for possible consequences of cancelling your certificate.

                        CONTRACT FEATURES AND BENEFITS

2. Determining your certificate's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have allocated to the variable investment options; (ii) the guaranteed interest option; and (iii) the account for special dollar cost averaging. These amounts are subject to certain fees and charges discussed in "Charges and expenses" later in this prospectus.

Your certificate also has a "cash value." At any time before annuity payments begin, your certificate's cash value is equal to the account value, less:
(i) any applicable withdrawal charges; (ii) the total amount or a pro rata portion of the annual administrative charge; and (iii) the total amount or a pro rata portion of the Personal Income Benefit charge, if applicable.

PERSONAL INCOME BENEFIT FEATURE

If you activated the Personal Income Benefit feature under your certificate, we refer to the account value associated with that feature as your "Personal Income Benefit account value." Your account value that is not associated with that benefit is referred to as your "Non-Personal Income Benefit account value." Your total account value under the certificate is the sum of these amounts.

Your Personal Income Benefit account value allocations are limited to certain variable investment options we refer to as the "Personal Income Benefit variable investment options." Amounts in your Personal Income Benefit account value are also subject to certain transfer restrictions and a separate charge for providing the guarantees under the feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for details.

YOUR CERTIFICATE'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the certificate.

--------------------------------------------------------------------------------
UNITS MEASURE YOUR VALUE IN EACH VARIABLE INVESTMENT OPTION.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your certificate under that option, multiplied by that day's value for one unit. The number of your certificate units in any variable investment option does not change unless they are increased or decreased to reflect additional contributions, withdrawals, withdrawal charges, transfers and loans.

In addition, the annual administrative charge, enhanced death benefit charge, the Personal Income Benefit charge or third-party transfer or rollover charge, will reduce the number of units credited to your certificate. A description of how unit values are calculated is found in the SAI.

YOUR CERTIFICATE'S VALUE IN THE GUARANTEED INTEREST OPTION AND THE ACCOUNT FOR SPECIAL DOLLAR COST AVERAGING

Your value in the guaranteed interest option and the account for special dollar cost averaging at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals and transfers out of the option, and charges we deduct.

INSUFFICIENT ACCOUNT VALUE

Your certificate will terminate without value if your account value is insufficient to pay any applicable charges when due unless you have activated the Personal Income Benefit feature under your certificate. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your certificate.
For information about what happens if your Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" in "Contract features and benefits" earlier in this prospectus.

                     DETERMINING YOUR CERTIFICATE'S VALUE

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

..   You must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

..   If you activated the Personal Income Benefit feature, you may transfer your
    Personal Income Benefit account value among Personal Income Benefit variable investment options. Also, you may transfer your account value from your Non-Personal Income Benefit investment options to the Personal Income Benefit variable investment options, subject to the limitations described in "How you can contribute to your certificate" and "What are your investment options under the contract?" under "Contract features and benefits" earlier in this prospectus.

..   Transfers from the Personal Income Benefit variable investment options to the Non-Personal Income Benefit variable investment options, the account for special dollar cost averaging and the guaranteed interest option are generally not permitted. However, once you have had amounts allocated to the Personal Income Benefit variable investment options for at least one year from the date of the initial allocation, we will permit a one-time exception to this requirement. If you utilize this exception, you must transfer all amounts out of the Personal Income Benefit variable investment options into Non-Personal Income Benefit investment options. This will permanently discontinue the Personal Income Benefit and you will not be able to make transfers back into the Personal Income Benefit variable investment options. We will deduct a pro rata portion of the charge for the Personal Income Benefit from the Personal Income Benefit account value. You will have to make this request in a form acceptable to us, and provide allocation instructions for the transferred funds. If your allocation instructions on file included allocations to the Personal Income Benefit variable investment options, you will also need to provide new allocation instructions.

..   If your employer or you choose the "Maximum investment options choice"
    method for selecting investment options (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) the maximum amount you may transfer in any contract year from the guaranteed interest option to any other investment option is (a) 25% of the amount you had in the guaranteed interest option on the last day of the prior participation year or, if greater, (b) the total of all amounts you transferred from the guaranteed interest option to any other investment option in the prior participation year.

..   If you transfer money from another financial institution into the guaranteed interest option during your first participation year, and if your employer or you have selected the "Maximum investment options choice" method (including if you have been deemed to have selected that method as a result of a Target Allocation investment option in which you are invested becoming a group "B" option as described under "Selecting your investment method" in "Contract features and benefits" earlier in this prospectus) you may, during the balance of that participation year, transfer up to 25% of such initial guaranteed interest option balance to any other investment option.

Transfers into the guaranteed interest option would not be permitted if the requested transfer would result in more than 25% of your account value being allocated to the guaranteed interest option, based on your account value of the previous business day. Currently, we are relaxing this limitation. The restriction may or may not apply depending on the withdrawal charge schedule applicable to the group to which the group contract is issued. If we decide to change our limitations on transfers into the guaranteed interest option, we will provide you with notice of at least 45 days.

Upon advance notice we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. We may also, at any time, exercise our right to close a variable investment option to transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options. In addition to the restrictions described above, all transfers are subject to our policies and procedures set forth in "Disruptive transfer activity" below.

You may request a transfer in writing or by telephone using TOPS or online using Online Account Access. You must send all signed written requests directly to our processing office. Transfer requests should specify:

(1)the certificate number,

(2)the dollar amounts to be transferred, and

(3)the investment options to and from which you are transferring.

You or the trustee or employer owner, whichever applies, can direct us to transfer among the investment options.

We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small-and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small-and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC TRANSFER OPTIONS

INVESTMENT SIMPLIFIER

Our investment simplifier program allows you to choose from two automatic options for transferring amounts from the guaranteed interest option to the variable investment options. In order to choose investment simplifier with Personal Income Benefit variable investment options as destination investment options, you must have already activated the Personal Income Benefit feature. Please note that transfers to the Personal Income Benefit variable investment options are allowed only until you elect to begin receiving Guaranteed Annual Withdrawal Amount payments. The transfer options are the "fixed-dollar option" and the "interest sweep." You may select

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS one or the other, but not both. If you elect to use rebalancing option II (discussed below), you may not choose either of the investment simplifier options. You may select an investment simplifier option if you are also using the special dollar cost averaging program.

FIXED-DOLLAR OPTION. Under this option you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice, including the Personal Income Benefit variable investment options, on a monthly basis. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. You also must elect to transfer at least $50 per month. The fixed-dollar option is subject to the guaranteed interest option transfer limitation described above under "Transferring your account value."

INTEREST SWEEP. Under the interest sweep, we will make transfers on a monthly basis from amounts in the guaranteed interest option. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election and on the last business day of each month thereafter to participate in the interest sweep option.

The fixed-dollar and interest sweep options are forms of dollar-cost averaging. Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

WHEN YOUR PARTICIPATION IN THE INVESTMENT SIMPLIFIER WILL END. Your participation in the investment simplifier will end:

..   Under the fixed-dollar option, when either the number of designated monthly transfers have been completed or the amount you have available in the guaranteed interest option has been transferred out.

..   Under the interest sweep, when the amount you have in the guaranteed interest option falls below $7,500 (determined on the last business day of the month) for two months in a row.

..   Under either option, on the date we receive at our processing office, your written request to cancel automatic transfers or your election to begin receiving Guaranteed Annual withdrawal Amount payments (only if you are making monthly transfers to the Personal Income Benefit variable investment options), or on the date your certificate terminates.

REBALANCING YOUR ACCOUNT VALUE

Our rebalancing program offers two options that you can use to automatically reallocate your Non-Personal Income Benefit account value. Rebalancing is not available for amounts allocated to the Personal Income Benefit variable investment options. Option I permits reallocation among the variable investment options only and option II permits reallocation among the variable investment options and the guaranteed interest option. You must tell us:

(a)in whole percentages only, the percentage you want invested in each variable investment option (and the guaranteed interest option, if applicable), and

(b)how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option (and the guaranteed interest option, if applicable), so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire Non-Personal Income Benefit account value in the variable investment options (and guaranteed interest option, if applicable) must be included in the rebalancing program. Currently, we permit rebalancing of up to 20 investment options. Transfer restrictions out of the guaranteed interest option may apply in accordance with the last two bullets under "Transferring your account value" above in this section. The initial transfer under the rebalancing program (based on your Non-Personal Income Benefit account value as of the day before the program is established) is not permitted to cause the transfer restrictions to be violated, and any rebalancing election that would be a violation of the transfer restrictions will not be put into effect. However, if the program can be established, once it is in effect, the transfer restrictions will be waived for the rebalancing transfers.

--------------------------------------------------------------------------------
REBALANCING DOES NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS. YOU SHOULD PERIODICALLY REVIEW YOUR ALLOCATION PERCENTAGES AS YOUR NEEDS CHANGE. YOU MAY WANT TO DISCUSS THE REBALANCING PROGRAM WITH YOUR FINANCIAL PROFESSIONAL BEFORE ELECTING THE PROGRAM.
--------------------------------------------------------------------------------



If you elect to use option II, you may not choose either of the investment simplifier automatic options.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

You may change your allocation instructions or cancel the program at any time.

PRONVEST MANAGED ACCOUNT SERVICE

AXA Equitable offers access to managed account services through ProNvest, Inc., an unaffiliated third party. ProNvest is an independent registered investment advisory firm that assists retirement plan participants with goal-based advice and money management services.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

If available under your employer's plan, you may enroll in ProNvest's managed account service to manage your account value. ProNvest will allocate assets invested in your account among the Non-Personal Income Benefit and Personal Income Benefit variable investment options, the guaranteed interest option, and the Structured Investment Option based on a customized investment plan created for you from information you provide to ProNvest. (For more information about the Structured Investment Option, please see the Structured Investment Option prospectus). Generally, ProNvest will adjust your allocations every quarter or as the market changes. A minimum account value may be required to enroll in the ProNvest managed account service.

You should be aware that during your enrollment in the ProNvest managed account service, you will not have the ability to transfer or re-allocate your account value. If you wish to make a transfer or re-allocate your account value, you must terminate your enrollment in the ProNvest managed account service. Once terminated, we reserve the right to not permit you to re-elect the managed account service. In addition, if you enroll in the ProNvest managed account service, automated programs including dollar cost averaging and asset rebalancing will be terminated. However, the RMD automatic withdrawal and systematic withdrawal options will continue to be available.


If you invested in the Structured Investment Option and specified a Performance Cap Threshold or provided special maturity instructions, those elections will be terminated if you enroll in the ProNvest managed account service.


If you enroll in the ProNvest managed account service, ProNvest will charge a quarterly fee at an annual rate up to 0.75% from your Non-Personal Income Benefit account value. The amount of the fee may be lower and varies among broker-dealers. We will deduct this fee pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. We will not deduct this fee from amounts invested in the Personal Income Benefit variable investment options.


You may terminate the ProNvest managed account service at any time by contacting ProNvest. Visit www.ProNvest.com for information on contacting ProNvest and communicating your instructions.

For additional information or to enroll in the ProNvest managed account service, contact your financial professional. Minimum participant account balance requirements may apply. The ProNvest managed account service may not be available in all plans, all contracts, or in all states.

               TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available. EQUI-VEST(R) Strategies TSA participants may only withdraw amounts from their account value that are 100% vested, subject to the employer's approval, plan rules and applicable laws. (See "Forfeitures" below and "Effect of Personal Income Benefit Early and Excess withdrawals" in "Contract features and benefits" earlier in this prospectus.) More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.

Please see "Insufficient account value" in "Determining your certificate's value" and "Effect of Personal Income Benefit Early and Excess withdrawals" in "Contract features and benefits" earlier in this prospectus for more information on how withdrawals affect your guaranteed benefits and could potentially cause your certificate to terminate.

FORFEITURES

A 403(b) plan may have a vesting schedule applicable to some or all employer contributions. Forfeitures can arise when a 403(b) plan participant who is not fully vested under a plan separates from service. Plan participants should consult the plan administrator to learn more about the vesting schedule. When a forfeiture occurs, we will withdraw any unvested portion of a plan participant's account value and deposit such amount in a forfeiture account in the contract. The plan administrator must tell us the unvested balance. We allocate amounts in the forfeiture account to the guaranteed interest option, unless otherwise agreed to by the employer/trustee and us.

Forfeited account values may be reallocated to active plan participants in accordance with the terms of the plan. Special rules apply to how the withdrawal charge, if any, will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

METHOD OF WITHDRAWAL

------------------------------------------------------------------
                                                     LIFETIME
                                                     REQUIRED
                        PARTIAL                      MINIMUM
CONTRACT               WITHDRAWAL     SYSTEMATIC   DISTRIBUTION
------------------------------------------------------------------
TSA                  yes/(1)(2)(3)/ yes/(1)(2)(3)/     yes/(2)(3)/
------------------------------------------------------------------
EDC                  yes/(1)(2)(3)/ yes/(1)(2)(3)/     yes/(2)(3)/
------------------------------------------------------------------

(1)Only if the certificate is not subject to withdrawal restrictions.
(2)Only if there are no outstanding loans.
(3)Requires or may require Plan Administrator's approval. See "Tax information" later in this prospectus.

TAKING WITHDRAWALS UNDER THE PERSONAL INCOME BENEFIT

This section describes the ways in which you can take Guaranteed Annual Withdrawal Amount payments. You may take unscheduled payments by submitting a request in a form acceptable to us, or you can take payments under one of our automated payment plans.

Under either the Maximum payment plan or the Customized payment plan, you may take withdrawals on a monthly, quarterly or annual basis, provided the scheduled payment is at least $250 for monthly and quarterly payments. If the scheduled payment falls below this amount, we will terminate the program, even if a required minimum distribution withdrawal causes the reduction. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next participation date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time after you are eligible to start taking Guaranteed Annual Withdrawal Amount payments. You must wait at least 28 days from certificate issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. The first payment date cannot be more than one full payment mode from the date the enrollment form is received at our processing office.

Our automatic payment plans are available to you if you are taking withdrawals to help you meet lifetime required minimum distributions under federal income tax rules. To best meet your needs, you should consider using an automatic payment plan in conjunction with our RMD automatic withdrawal option. The RMD automatic withdrawal option is described later in this section.

MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed Annual Withdrawal Amount in scheduled payments. You select the payment frequency; annually, quarterly or monthly. The amount of the withdrawal will increase on participation date anniversaries with any Ratchet increase.

If you elect annual payments, you may choose the date on which you receive your Guaranteed Annual Withdrawal Amount, but that date cannot be more than one full payment mode from the date your enrollment form is received at our processing office. If you have taken a partial withdrawal from your Personal Income Benefit account value prior to enrollment in the Maximum payment plan, the payment you receive will be the difference between your Guaranteed Annual Withdrawal Amount and the previously received withdrawal.

If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a participation year, your first payment will be made as soon as your request is processed and include any additional amount that would have been paid to you if you had elected the plan at the beginning of the participation year (the "catch-up payment").

If you take a partial withdrawal from your Personal Income Benefit account value in the same participation year, but prior to enrollment in the Maximum payment plan and the partial withdrawal was greater than any catch-up payment due, the partial withdrawal will be subtracted from the Guaranteed Annual Withdrawal Amount and the difference will be divided by the number of scheduled payments. If the partial withdrawal was less than any catch-up payment due, it will be subtracted from the catch-up payment and the difference will

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be included with your first payment. In subsequent years, you will receive the full amount of your Guaranteed Annual Withdrawal Amount.

If you take a partial withdrawal from the Personal Income Benefit account value after enrolling in the Maximum payment plan, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides you with the option of electing to take either: (1) a fixed dollar amount withdrawal not to exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted from the Personal Income Benefit account value; or (2) a fixed dollar amount that may exceed the Guaranteed Annual Withdrawal Amount, which will be subtracted first from the Personal Income Benefit account value (up to the amount of the Guaranteed Annual Withdrawal Amount) and then from the Non-Personal Income Benefit account value. If the Non-Personal Income Benefit account value is not sufficient to satisfy the request, only the amount of the Guaranteed Annual Withdrawal Amount will be paid out as scheduled payments. The amount of the withdrawal will not be increased on participation date anniversaries with any Ratchet increase. You must elect to change the scheduled payment amount.

If you take a partial withdrawal from the Personal Income Benefit account value in the same participation year, but prior to your enrollment in the Customized payment plan, you will only be able to elect this plan if the partial withdrawal was less than the Guaranteed Annual Withdrawal Amount. In that case, you will receive the requested payments, up to the Guaranteed Annual Withdrawal Amount. Once the total of the scheduled payment made equals the Guaranteed Annual Withdrawal Amount, the plan will be suspended for the remainder of the participation year. If you take a partial withdrawal from the Personal Income Benefit account value while the Customized payment plan is in effect, and that withdrawal plus all other withdrawals from the Personal Income Benefit account value during that participation year exceed the Guaranteed Annual Withdrawal Amount, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next participation date anniversary.

PARTIAL WITHDRAWALS AND TERMINATIONS

Subject to the terms of your employer's plan, your certificate and any restrictions in federal income tax rules, you may take partial withdrawals from your account value (your Non-Personal Income Benefit account value, your Personal Income Benefit account value or both) or terminate your certificate at any time while you are living and before annuity payments begin. If you take a withdrawal from your Personal Income Benefit account value, the withdrawal may affect your Guaranteed Annual Withdrawal Amount. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in" Contract features and benefits" earlier in this prospectus for more information. Also, if you are at least age 59 1/2 and have separated from service with the employer that sponsored the plan, any withdrawal request will be considered a request to begin receiving Guaranteed Annual Withdrawal Amount payments.

The minimum amount you may withdraw at any time is $300. If your account value is less than $500 after a withdrawal, we may terminate your certificate and pay you its cash value except if you have activated the Personal Income Benefit feature of your certificate.

Partial withdrawals, or payments of remaining account value in excess of the 10% free withdrawal amount, may be subject to a withdrawal charge. See discussion of the 10% free withdrawal amount in "Charges and expenses" later in this prospectus.

SYSTEMATIC WITHDRAWALS
(AVAILABLE FOR NON-PERSONAL INCOME BENEFIT ACCOUNT VALUE ONLY; NOT AVAILABLE IF GUARANTEED ANNUAL WITHDRAWAL AMOUNT PAYMENTS ARE BEING TAKEN THROUGH THE MAXIMUM PAYMENT PLAN OR THE CUSTOMIZED PAYMENT PLAN)

You may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. However, you must elect a date that is more than three calendar days prior to your contract date anniversary. If you do not select a date, your withdrawals will be made on the first business day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw either the amount of interest earned in the guaranteed interest option or a fixed-dollar amount from either the Non-Personal Income Benefit variable investment options or the guaranteed interest option. If you elect the interest option, a minimum of $20,000 must be maintained in the guaranteed interest option. If you elect the fixed-dollar option, you do not have to maintain a minimum amount.

If you choose to have a fixed-dollar amount taken from the Non-Personal Income Benefit variable investment options and/or the guaranteed interest option, you may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (without exhausting your values in those options). Once the requested amount is greater than your account value, the systematic withdrawal program will terminate.

(2)Pro rata from all of your Non-Personal Income Benefit variable investment options and the guaranteed interest option, in which you have value (until your account value is exhausted). Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

(3)You may specify a dollar amount from one Non-Personal Income Benefit variable investment option or the guaranteed interest option. If you choose this option and the value in that investment option drops below the requested withdrawal amount, the requested withdrawal amount will be taken on a pro rata basis from all remaining Non-Personal Income Benefit investment options in which you have value. Once the requested amount leaves you with an account value of less than $500, we will treat it as a request to surrender your certificate.

You may elect systematic withdrawals if:

..   the plan permits it;

..   your certificate is not subject to withdrawal restrictions; and

..   your certificate does not have a loan outstanding.

You can cancel the systematic withdrawal option at any time.

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Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(SEE "TAX INFORMATION" LATER IN THIS PROSPECTUS)

We offer our "required minimum distribution automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, withdrawals may be subject to a withdrawal charge if your withdrawal exceeds the 10% free withdrawal amount. You may choose instead an annuity payout option. Before electing an account-based withdrawal option, please refer to "Required minimum distributions" under "Tax information" later in this prospectus.

The actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding 403(b) plans and 457(b) EDC plans. For this purpose additional annuity contract benefits may include guaranteed benefits, such as the Personal Income Benefit and enhanced death benefits.

You may elect our RMD automatic withdrawal option in the year in which you reach age 70 1/2 or in any later year, subject to the terms of your plan, if applicable, provided you do not have any outstanding loan. When electing this option, amounts from both your Personal Income Benefit account value and your Non-Personal Income Benefit account value are used to determine your lifetime required minimum distribution payment each year. To elect this option, you must have an account value in the variable investment options and the guaranteed interest option of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your certificate and pay you its cash value unless you have activated the Personal Income Benefit feature of the certificate. Currently, minimum distribution withdrawal payments will be made annually. See the Required minimum distributions discussion in "Tax information" later in this prospectus for your specific type of retirement arrangement.

Currently we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our RMD automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same participation year exceeds the 10% free withdrawal amount.

The automatic withdrawal option does not generate required minimum distribution payments during the first participation year. Therefore, if you are making a rollover or transfer contribution to the certificate after age 70 1/2, you must make any required minimum distributions before the rollover or transfer. If you do not, any withdrawals that you make during the first participation year to satisfy your required minimum distributions may be subject to withdrawal charges (if applicable) if they exceed the 10% free withdrawal amount.

If you purchased your EQUI-VEST(R) Strategies TSA certificate via a direct transfer of funds from another 403(b) plan or contract and we were informed at the time of your purchase the amount of your December 31, 1986 account balance (if any) you may postpone beginning lifetime required minimum distributions on these pre-1987 funds. Lifetime required minimum distributions on the pre-1987 account balance may be postponed to age 75 rather than having to start following the later of your reaching age 70 1/2 or retiring.

--------------------------------------------------------------------------------
FOR CERTIFICATES SUBJECT TO MINIMUM DISTRIBUTION REQUIREMENTS, WE WILL SEND A FORM OUTLINING THE DISTRIBUTION OPTIONS AVAILABLE IN THE YEAR YOU REACH AGE
70 1/2 (IF YOU HAVE NOT BEGUN YOUR ANNUITY PAYMENTS BEFORE THAT TIME).
--------------------------------------------------------------------------------
FOR CERTIFICATES WITH PERSONAL INCOME BENEFIT. For certificates that have activated the Personal Income Benefit, withdrawals not taken through our RMD automatic withdrawal option may also cause a Personal Income Benefit Early withdrawal, if they are taken prior to your eligibility to take your Guaranteed Annual Withdrawal Amount. Also, those withdrawals may cause a Personal Income Benefit Excess withdrawal if they exceed your Guaranteed Annual Withdrawal Amount. If you have not already elected to begin receiving Guaranteed Annual Withdrawal Amount payments when you elect the RMD automatic withdrawal option, you will be required to select either the single or joint life option for Guaranteed Annual Withdrawal Amount payments. You may change this election any time before amounts from your Personal Income Benefit account value are accessed to make a payment. We will take RMD payments from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. Once amounts are taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount payments will be considered to have begun. At this point, you will no longer be able to contribute or transfer amounts to the Personal Income Benefit variable investment options.

Generally, if you elect our RMD automatic withdrawal option, any lifetime required minimum distribution payment we make to you under our RMD automatic withdrawal option will not be treated as a Personal Income Benefit Early or Excess withdrawal.

If you elect either the Maximum payment plan or the Customized payment plan AND our RMD automatic withdrawal option, we will make an extra payment, if necessary, in December that will equal your lifetime required minimum distribution less all payments made through November 30th and any scheduled December payment. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient funds in your Non-Personal Income Benefit account value, the amount will be taken from your Personal Income Benefit account value. If this amount, plus any other withdrawals from the Personal Income Benefit account value, equals or exceeds your Guaranteed Annual Withdrawal Amount, your payment plan will be suspended for the remainder of the participation year. If this amount, plus any other withdrawals from the Personal Income Benefit account value has not equaled or exceeded the Guaranteed Annual Withdrawal Amount, scheduled payments will continue until the Guaranteed Annual Withdrawal Amount is paid. At that time, your payment plan will be suspended until the following participation year. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Personal Income Benefit Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause a Personal Income Benefit Excess withdrawal and may be subject to a withdrawal charge (if applicable). You may enroll in the

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plan again any time, but the scheduled payments will not resume until the next participation date anniversary. Further, your Personal Income Benefit account value and Guaranteed Annual Withdrawal Amount may be reduced. See "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

If you elect our RMD automatic withdrawal option and elect to take your Guaranteed Annual Withdrawal Amount payments in partial withdrawals without electing one of our available automatic payment plans, we will make a payment, if necessary, in December that will equal your required minimum distribution less all withdrawals made through the payment date. If this extra payment is made, the amount will be taken from your Non-Personal Income Benefit account value first. If the sum of the Guaranteed Annual Withdrawal Amount and Non-Personal Income Benefit account value is insufficient to satisfy the required minimum distribution, we will make an additional payment from your Personal Income Benefit account value, if necessary, to satisfy the required minimum distribution amount. The RMD payment we make to you will not be treated as an Excess withdrawal.

If prior to December you make a partial withdrawal that exceeds your Guaranteed Annual Withdrawal Amount, but not your RMD amount, that partial withdrawal will be treated as a Personal Income Benefit Excess withdrawal, as well as any subsequent partial withdrawals made during the same participation year. However, if by December your withdrawals have not exceeded your RMD amount, the RMD payment we make to you will not be treated as a Personal Income Benefit Excess withdrawal.

For the purpose of these examples, assume your Personal Income Benefit account value is $30,000 and there are no allocations to your Non-Personal Income Benefit account value. Also, assume the following:

..   Your annual RMD amount = $6,000;

..   Your Ratchet Base = $60,000; and

..   Your Guaranteed Annual Withdrawal Amount = $2,400.

EXAMPLE 1:

You take a partial withdrawal of $3,600 from your Personal Income Benefit account value on July 1st. By doing so, you have exceeded your Guaranteed Annual Withdrawal Amount by $1,200. This is a Personal Income Benefit Excess withdrawal that will reduce both your Ratchet Base and Guaranteed Annual Withdrawal Amount on a pro rata basis. Your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. Here are the values after the withdrawal:

..   Personal Income Benefit Account Value = $26,400 (or $30,000 - $3,600).

..   Your Ratchet Base = $57,600 (or $60,000 - $2,400). This $2,400 reduction represents a pro rata reduction of 4%.

..   Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION YEARS) =
    $2,304 (or $2,400 - $96). This $96 reduction represents a pro rata reduction of 4%.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $2,400 and it will not be treated as a Personal Income Benefit Excess withdrawal.

EXAMPLE 2:

You take a partial withdrawal of $2,000 from your Personal Income Benefit account value on July 1st and make no other withdrawals for the remainder of the calendar year. In this case, your Personal Income Benefit account value will be reduced dollar-for-dollar by the amount of the withdrawal. However, your Ratchet Base will not be reduced and the Guaranteed Annual Withdrawal Amount remaining for the current participation year will be $400. Here are the values after the withdrawal:

..   Personal Income Benefit Account Value = $28,000 (or $30,000 - $2,000).

..   Your Ratchet Base = $60,000.

..   Remaining Guaranteed Annual Withdrawal Amount (FOR CURRENT PARTICIPATION
    YEAR) = $400 (or $2,400 - $2,000).

..   Remaining Guaranteed Annual Withdrawal Amount (FOR FUTURE PARTICIPATION
    YEARS) = $2,400.

In this example, if you do not take additional withdrawals between July 1st and December, we will pay you your remaining RMD amount of $4,000 and it will not be treated as a Personal Income Benefit Excess withdrawal.

If you do not elect our RMD automatic withdrawal option and your Guaranteed Annual Withdrawal Amount payments are insufficient to satisfy the required minimum distribution payment, any additional withdrawal taken from your Personal Income Benefit account value in the same participation year will be treated as a Personal Income Benefit Excess withdrawal. Also, if you elect our RMD automatic withdrawal option, but satisfy your RMD through ad-hoc withdrawals prior to the December payment date, any withdrawal that exceeds the Guaranteed Annual Withdrawal Amount will be treated as a Personal Income Benefit Excess withdrawal.

HARDSHIP AND UNFORESEEABLE EMERGENCY WITHDRAWALS

Generally, in order to receive a hardship or unforeseeable emergency withdrawal (special federal income tax definition), you must meet certain criteria and have your request approved by the Plan. For more information, see "Withdrawal restrictions" under "Tax Information" later in this prospectus.

FOR CONTRACTS THAT HAVE ACTIVATED THE PERSONAL INCOME BENEFIT FEATURE

..   The amounts withdrawn to satisfy the withdrawal request will be taken from your Non-Personal Income Benefit account value first, if you have any. If values from your Personal Income Benefit account value are used to satisfy the withdrawal request, the withdrawal will be treated as a Personal Income Benefit Early withdrawal. For more information, see "Effect of Personal Income Benefit Early and Excess withdrawals" under "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

..   If you have an existing loan, the withdrawal will not cause a default of your loan. You can continue to repay the outstanding loan. As discussed below in "Loans," failure to repay a loan can have substantial tax consequences.

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HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your values in the variable investment options and the guaranteed interest option. If these amounts are insufficient, we will subtract from your values in the account for special dollar cost averaging.

If you have made allocations to the Personal Income Benefit variable investment options, you should carefully consider how withdrawals are to be made from your total account value. In general, the specific form we require for withdrawal requests will ask you how your withdrawals should be made from your total account value. Depending on certain factors, including your age at the time, taking withdrawals from your Personal Income Benefit account value may have a significant impact on that benefit. For more information, see "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus.

AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a TSA certificate you may use our automatic deposit service.

Under this service we will automatically deposit the required minimum distribution payment from your TSA certificate directly into an existing EQUI-VEST(R) NQ or ROTH IRA or an existing EQUI-VEST(R) Express NQ or ROTH IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs.

LOANS
(APPLICABLE TO CONTRACTS ISSUED UNDER NEW PLANS ON OR AFTER OCTOBER 24, 2011 (SUBJECT TO STATE AVAILABILITY). FOR PLANS IN EXISTENCE PRIOR TO OCTOBER 24, 2011, SEE "CONTRACT VARIATIONS" IN APPENDIX IV LATER IN THIS PROSPECTUS.)

If the plan permits, loans are available under a 403(b) plan or governmental employer 457(b) EDC plan. Loans are subject to limits and repayment timeframes under federal income tax rules. Loans are also subject to the limits of the plan. The loan rules under ERISA may apply to plans not sponsored by a governmental employer. Federal income tax rules apply to all plans, even if the plan is not subject to ERISA. You may borrow against your account value only under a TSA contract or a contract issued under a governmental employer 457(b) EDC plan. We reserve the right to change loan terms as long as any such change is made to maintain compliance with any applicable laws or regulations that may apply.

Your loan is also subject to our rules. We do not permit you to take a loan if the systematic withdrawal or the required minimum distribution automatic withdrawal option is in effect. If you want a loan, you may first have to cancel the withdrawal election. Also, if you have an outstanding loan, we generally do not permit withdrawals or the election of a withdrawal option such as systematic withdrawals or the required minimum distribution automatic withdrawal option. If you want to take a partial withdrawal or elect a withdrawal method, you may first have to repay the loan. See the chart under "Method of withdrawal" in "Accessing your money" earlier in this prospectus.

There may be a limit on the number of loans under an employer's plan. However, we do not permit you to have more than nine loans outstanding (including "takeover loans") at any time. Takeover loans are the result of an employer's transfer of plan assets (and outstanding loans) to the EQUI-VEST(R) Strategies/SM/ (Series 901) contracts.

There are limits on the total unpaid balance of all your outstanding loans under all plans of your employer. The amount available to be borrowed against under your EQUI-VEST(R) Strategies/SM/ (Series 901) contract is reduced by (i) the outstanding loan balance of other loans you have under other funding vehicles under your employer's plan, (ii) the outstanding balance of other loans you have under other plans of your employer, (iii) all or part of a loan you recently repaid; and/or (iv) any loan you ever defaulted on under any of your employer's plans. See "Tax information" later in this prospectus and the loan request form.

Before we make a loan, you must properly complete and sign a loan request form. Generally, the approval of the employer, its delegate or plan administrator must also be demonstrated. Loan processing may not be completed until we receive all information and approvals required to process the loan at our processing office. Please note that if we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day prior to the 27th of the month, your loan transaction will be effective on that business day. If we receive a properly completed and signed loan request form (and any other information necessary to complete the loan transaction) at our processing office on a business day that is on the 27th of the month or later, your loan will be processed on the first business day of the month following the date it was received. In the case of certain TSA contracts subject to ERISA, the written consent of your spouse will be required to obtain a loan and the Plan Administrator needs to sign the loan form. In the case of governmental employer EDC contracts, the loan must be approved by the contract owner; generally, your employer, plan trustee, or the plan administrator as authorized under the governmental employer plan. Please see the loan provisions stated in your certificate and read the terms and conditions in the loan request form carefully and consult with a tax advisor before taking a loan. Also, see Appendix III later in this prospectus for any state rules that may affect loans from a TSA or governmental employer EDC contract.

A loan will not be treated as a taxable distribution unless:

..   it exceeds limits of federal income tax rules; or

..   interest and principal are not paid when due; or

..   in some instances, service with the employer terminates.

Taking a loan in excess of the Internal Revenue Code limits may result in adverse tax consequences.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future. See "Repaying a loan" below. Also, see "Tax information" later in this prospectus.

LOAN INTEREST. We charge interest on loans under your certificate. The loan interest rate we charge is subject to the terms of your employer's plan. Also, loan interest rates are subject to state requirements. To find out more about current loan interest rates contact the person designated by your employer to answer questions about your plan or your financial professional.

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HOW LOANS ARE TAKEN FROM YOUR ACCOUNT VALUE. The amount of the loan will be withdrawn from your certificate, but no withdrawal charges will apply. A withdrawal for a loan is also not taken into account in determining the 10% free withdrawal amount. See the discussion of the 10% free withdrawal amount under "Withdrawal charge" in "Charges and expenses" later in this prospectus for more information. On your loan request form, you can specify the investment options from which the loan amount will be taken. If you do not specify, the loan amount will be taken on a pro rata basis from the variable investment options and guaranteed interest option in which you have account value. If there is insufficient value in these investment options, any remaining portion will be deducted from the account for special dollar cost averaging. The number of units in your variable investment options is decreased to reflect a loan.

REPAYING A LOAN. When you take a loan, we use the principal amount of the loan, the loan interest rate and the term of the loan to determine the loan repayment amount. You can elect to have the principal portion of your loan repayments automatically distributed among your investment options in accordance with your investment allocation instructions currently on file. If you elect this option, the transfer to your investment options will take place on the next business day after we receive your loan repayment. You can repay your loan in full, including interest due, at any time (by bank check or money order only). In very limited specified circumstances concerning leaves of absence, and upon our receipt of the documentation we require, loan repayment can be suspended. Otherwise, loans must be repaid according to the repayment schedule to avoid default. See "Tax information" later in this prospectus.

LOANS AND THE PERSONAL INCOME BENEFIT. If you activated the Personal Income Benefit by allocating amounts to the Personal Income Benefit variable investment options and request a loan, you will be able to specify the investment options from which the loan will be taken. If you have Non-Personal Income Benefit account value, you should consider first depleting your Non-Personal Income Benefit account value prior to utilizing the Personal Income Benefit account value. As discussed earlier in this prospectus, loan amounts taken from your Personal Income Benefit account value may significantly reduce the value of the Personal Income Benefit. See "Personal Income Benefit" in "Contract features and benefits" earlier in the prospectus for further information. If you do not specify investment options, the loan amount will be taken from your Non-Personal Income Benefit account value first. If there are insufficient values to complete your loan request, the remaining loan amount will be taken from the Personal Income Benefit account value. If a loan is taken from your Personal Income Benefit account value, your Guaranteed Annual Withdrawal Amount and Ratchet Base will be reduced on a pro rata basis.

All loan repayments will be allocated in accordance with the contribution allocation instructions we have on file for you on the date we receive the repayment. Loan amounts repaid in accordance with the loan repayment schedule and allocated to the Personal Income Benefit variable investment options will receive the GWR. Loan amounts repaid prior to the loan repayment schedule and allocated to the Personal Income Benefit variable investment options will receive the GTWR. Loan repayments will increase your Ratchet Base on a dollar-for-dollar basis. If you have an outstanding loan, it must be repaid before you can elect to receive Guaranteed Annual Withdrawal Amount payments.

If you have defaulted (failed to repay as required) a loan, we will treat the unpaid loan balance (plus an unpaid loan interest that is due) as a deemed distribution and withdrawal from the certificate. Loan defaults and withdrawals may have adverse tax consequences. See "Distributions from TSAs" in "Tax information" later in this prospectus.

If Guaranteed Annual Withdrawal Amount payments have begun and you had previously defaulted on a loan and would like to repay the loan, we will permit you to do so. Your loan repayments will be allocated in accordance with your allocation instructions on file.

TERMINATION OF PARTICIPATION

Your participation under the EQUI-VEST(R) Strategies contract may be terminated by us and your account value paid to your employer if:

(1)your account value is less than $500 and we have not received contributions on your behalf for a period of three years;

(2)you request a partial withdrawal that reduces your account value to an amount of less than $500;

(3)we have not received any contributions on your behalf within 120 days from your participation date; or

(4)the plan is no longer qualified under the Code and the EQUI-VEST(R) Strategies contract is terminated by us.

We will deduct the amount of any outstanding loan balance and any applicable withdrawal charge from the account value when we terminate your certificate.

The employer and, under certain circumstances, we may discontinue contributions under the EQUI-VEST(R) Strategies contract. Such discontinuance means that the employer will not permit any further salary deferral or employer contributions to be made under the contract. All other provisions of the contract remain in effect.

The employer may terminate the contract by (i) transferring all the assets to another contract or (ii) withdrawing the forfeiture account and directing us to deal directly with the participants.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon certificate termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the guaranteed interest option (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

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                             ACCESSING YOUR MONEY

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YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) Strategies offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the different forms of annuity payout options listed below. Restrictions may apply, depending on the type of contract or your age at certificate issue. Also, certain payout options may not be available in certain states or with certain types of contracts.

Deferred annuity contracts such as EQUI-VEST(R) Strategies provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your certificate is annuitized, your EQUI-VEST(R) Strategies certificate and all its benefits terminate and will be converted to a supplemental payout annuity contract ("payout option") that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your EQUI-VEST(R) Strategies certificate at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your EQUI-VEST(R) Strategies certificate guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth participant date anniversary and at not less than five year intervals after the first change. (Please see your certificate and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract or the annuitant's age at certificate issue. If you activated the Personal Income Benefit feature and choose to annuitize your certificate, the Personal Income Benefit feature will terminate without value even if your Personal Income Benefit account value is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under the Personal Income Benefit feature. See "Personal Income Benefit" in "Contract features and benefits" earlier in this prospectus for further information. Other than life annuity with period certain, we reserve the right to add, remove or change any of these annuity payout options at any time.

ANNUITY PAYOUT OPTIONS
---------------------------------------------------------------
Fixed annuity payout options    .   Life annuity
                                .   Life annuity with period
                                    certain
                                .   Life annuity with refund
                                    certain
                                .   Period certain annuity
---------------------------------------------------------------
Variable Immediate Annuity      .   Life annuity
  payout option (as described   .   Life annuity with period
  in a separate prospectus          certain
  for this option)
---------------------------------------------------------------

..   LIFE ANNUITY: An annuity that guarantees payments for the rest of your life. Payments end with the last monthly payment before your death. Because there is no continuation of benefits following your death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as you are living. If you choose this payout option and you die before the due date of the second (third, fourth, etc.) annuity payment, then you will only receive one (two, three, etc.) annuity payment.

..   LIFE ANNUITY WITH PERIOD CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond your life expectancy or the joint life expectancy of you and the designated beneficiary.

..   LIFE ANNUITY WITH REFUND CERTAIN: An annuity that guarantees payments for the rest of your life. If you die before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   PERIOD CERTAIN ANNUITY: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. The guarantee period may not exceed your life expectancy. This option does not guarantee payments for the rest of your life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. Currently, this payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of your life and, after your death, payments continue to the survivor. Generally, unless you elect otherwise with the written consent of the spouse, this will be the form of annuity payment provided for married participants under certain TSAs. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTION

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your certificate or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The EQUI-VEST(R) Strategies contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options and whether the actual rate of investment return is higher or lower than an assumed base rate.

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                             ACCESSING YOUR MONEY

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THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the annuity payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. The amount applied to provide an annuity payout option will reflect the application of a withdrawal charge (except in those limited circumstances set forth in "Withdrawal charge" under "Charges and Expenses" later in this prospectus.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your certificate before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be either fixed or variable. You must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the participation date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your certificate's maturity date. Your certificate's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the participation date anniversary that follows your 95th birthday. This may be different in some states. Please see Appendix III later in this prospectus for state variations.

We will send you a notice with your certificate statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable immediate annuity is selected. If you do not respond to the notice within the 30 days following your maturity date, your certificate will be annuitized automatically using the normal form of annuity payout option. Currently, our normal form of annuity payout option is life annuity with a 10-year period certain.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. In general, the longer the period over which we expect to make payments, the lower will be your payment for each year.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen, and whether it is fixed or variable;

(3)in the case of a life annuity, your age (or your and the designated beneficiary's ages);

(4)in the case of a period certain annuity, the period selected; and

(5)the frequency of the payments.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

ANNUITY MATURITY DATE

Your certificate has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the participation date anniversary following the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity date.

CERTIFICATES WITH PERSONAL INCOME BENEFIT

If you activated the Personal Income Benefit feature, on the certificate's maturity date you may elect:

..   an annuity payout option we are then offering (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value);

..   a lump sum distribution of your account value (for both or either your
    Personal Income Benefit account value and your Non-Personal Income Benefit account value); or

..   the Personal Income Benefit maturity date annuity benefit (for your
    Personal Income Benefit account value only).

The Personal Income Benefit maturity date annuity benefit compares: (i) your Guaranteed Annual Withdrawal Amount under the Personal Income Benefit; and (ii) the amount you would receive by applying your Personal Income Benefit account value on the certificate's maturity date to the guaranteed annuity rates for a life only annuity. The Personal Income Benefit maturity date benefit provides periodic payments of the higher resulting amount. This amount is fixed and does not change after annuity payments begin. Please note that if you elect the Personal Income Benefit maturity date annuity benefit for your Personal Income Benefit account value and you do not elect either a lump sum distribution or any annuity payout option for your Non-Personal Income Benefit account value remaining at the maturity date, we will apply your Non-Personal Income Benefit account value to the normal form of annuity payout option, which is a life annuity with a 10-year period certain.

Please see Appendix III later in this prospectus for the state variations.

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                             ACCESSING YOUR MONEY

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES UNDER THE CONTRACTS

CHARGE AGAINST THE SEPARATE ACCOUNT

We deduct this charge against the assets in the separate account to compensate us for mortality and expense risks, as well as administrative and financial accounting expenses under the contract. The charge is deducted daily at an annual rate that can vary by group between 0% to 1.15% of daily net assets attributable to all certificates under the group contract. Contracts will generally have a charge of 1.15%, 1.10%, 1.00%, 0.90%, 0.80%, 0.70%, 0.60%,
0.50%, 0.25%, 0.10% or zero.

Charges may be based on:

..   the factors on which the mortality and expense risks charge and administration charges are based, including the size and type of the group;

..   the plan provisions which may provide, among other things, the level of contributions including employer contributions and the frequency of benefit payments;

..   whether we will be the sole contract provider;

..   the level of services provided by your financial professional; and

..   our sales-related expenses.

The charge may also be reduced for plans that reach predetermined levels of plan assets.

The mortality risk we assume is the risk that participants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We assume a mortality risk to the extent that at the time of death, the guaranteed death benefit exceeds the cash value of the certificate. The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. A participant's certificate will set forth the applicable separate account charge.

We will determine the separate account charge pursuant to our established actuarial procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on the last business day of each participation year. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We will deduct a pro rata portion of the charge if you surrender your certificate, elect an annuity payout option or you die during the participation year.

We deduct the charge if your account value on the last business day of the participation year is less than $25,000. If your account value on such date is $25,000 or more, we do not deduct the charge. The charge is equal to $30 or, if less, 2% of your account value plus any amounts previously withdrawn during the participation year. We reserve the right to increase this charge to a maximum of $65. For particular groups, the charge may be waived or reduced for account values of less than $25,000 or the charge may also be waived entirely. See Appendix III later in this prospectus for any state variations on how this charge is deducted.

Differences in this charge are due to variations in group characteristics including the total amount of plan assets. The charge is designed primarily to defray administrative expenses in connection with the issuing and daily administration of the contracts. We will determine the applicability of this charge pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

CHARGE FOR THIRD-PARTY TRANSFER OR ROLLOVER

We may deduct a charge for third-party transfers. A third party transfer is where you ask us to directly transfer or roll over funds from your certificate to a permissible funding vehicle offered by another provider, or to another eligible plan. The charge is currently $25 ($65 maximum) per occurrence per participant. This charge will never exceed 2% of the amount disbursed or transferred. We will deduct this charge and any withdrawal charge that applies from your account value. This charge will also be imposed on each third-party transfer out of the contract's forfeiture account into another permissible funding vehicle. This charge does not apply to reallocations from the forfeiture account to participant certificates under the contract. Transfers are subject to any required employer approval.

CHARGE FOR ENHANCED DEATH BENEFIT

If you elect the enhanced death benefit we deduct a charge annually from your account value on each participation date anniversary. The charge is equal to 0.15% of your account value.

We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. See Appendix III later in this prospectus for any state variations on how the charge for this benefit is deducted.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

                             CHARGES AND EXPENSES

WITHDRAWAL CHARGE

A withdrawal charge of up to 6% may apply as set forth in the contract and participation certificate.

For some groups, the withdrawal charge will apply on a participation year basis, applied to either the amount withdrawn or contributions withdrawn, (depending on the group). The withdrawal charge may also be based on a contract year basis. Under some group contracts, there will be no withdrawal charge. Differences in the basis and period for which and circumstances under which this charge applies are due to the total amount of plan assets under the contract, the frequency of the possible benefit payments as provided by the terms of the plan, other charges and fees under the contract and the compensation paid in connection with the sale of the contract. The basis, period of and circumstances under which the withdrawal charge applies will be determined pursuant to our established procedures, and will not discriminate unreasonably or unfairly against participants under any EQUI-VEST(R) Strategies contracts.

The withdrawal charge percentages may be different for certain group contracts.

If you participate in a contract in which the withdrawal charge is based on how long each contribution has been invested, the amount of the withdrawal charge we deduct is equal to a percentage of any contribution withdrawn attributable to contributions made during the current and, for example, five prior participation years measured from the date of the withdrawal. In the case of surrenders, we will pay you the greater of the following up to a maximum of the account value:

..   the account value after any withdrawal charge has been imposed (cash value), or:

..   the 10% free withdrawal amount plus the contributions made before the current and, for example, five prior participation years that have not been previously withdrawn, plus 95% of (a) the remaining account value, minus
    (b) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the 10% free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge.

If you participate in a contract in which the withdrawal charge is determined on a contract year basis rather than a participation year basis, a withdrawal charge will apply to amounts withdrawn from the contract during a period of up to the first five contract years only if: (i) you transfer or directly roll over your account value to another annuity contract, employer designated funding vehicle or other funding vehicle permitted under tax laws, or (ii) the employer withdraws amounts from the contract and either transfers or directly rolls over the amount to another 403(b) employer-designated funding vehicle or transfers or distributes amounts in any other manner permitted under section 403(b) of the Code during the withdrawal charge period.

If you participate in a contract where the withdrawal charge is determined on a participation year basis, a withdrawal charge will not apply under the circumstances described as follows:

(1)each participation year you can withdraw up to 10% of your account value without paying a withdrawal charge (10% free withdrawal amount). The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the participation year; or

(2)after five participation years and you are at least age 59 1/2; or

(3)you request a refund of an excess contribution within one month of the date on which the contribution is made; or

(4)you die and the death benefit is made available to the beneficiary; or

(5)after five participation years if you are at least age 55 and the amount withdrawn is used to purchase from us a period certain annuity that extends beyond your age 59 1/2 and allows no prepayment; or

(6)after three participation years and the amount withdrawn is used to purchase from us a period certain annuity for a term of at least 10 years, and allows no prepayment; or

(7)the amount withdrawn is applied to the election of a life contingent annuity payout option; or

(8)the amount withdrawn is applied to the election of a period certain annuity of at least 15 years, but not in excess of your life expectancy, that allows no prepayment; or

(9)after five participation years, you have reached age 55 and have separated from service; or

(10)The withdrawal is made to satisfy minimum distribution requirements; or

(11)You elect a withdrawal that qualifies as a hardship (or unforeseeable emergency for EDC) withdrawal under the Code; or

(12)If you have activated the Personal Income Benefit feature, we will waive any withdrawal charge for any Guaranteed Annual Withdrawal Amount payments during the participation year up to the greater of (a) the 10% free withdrawal amount, and (b) the Guaranteed Annual Withdrawal Amount. However, each withdrawal reduces the 10% free withdrawal amount for that participation year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a Personal Income Benefit Excess or Early withdrawal as long as it does not exceed the 10% free withdrawal amount; or

(13)You have qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

(14)We receive proof satisfactory to us that your life expectancy is six months or less (such proof must include, but is not limited to, certification by a licensed physician); or

(15)You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

   -- its main function is to provide skilled, intermediate, or custodial nursing care;

                             CHARGES AND EXPENSES

   -- it provides continuous room and board to three or more persons;

   -- it is supervised by a registered nurse or licensed practical nurse;

   -- it keeps daily medical records of each patient;

   -- it controls and records all medications dispensed;

   -- its primary service is other than to provide housing for residents; and

   -- (subject to state approval), amounts withdrawn from the Personal Income
      Benefit investment options that are directly rolled over to an EQUI-VEST(R) GWBL Rollover IRA Annuity contract if the plan requires you to take a dstribution due to a separation from service or plan termination.

The withdrawal charge will apply if the condition as described in items 13 through 15 above existed at the time participation under the contract began or if the condition began within the 12 month period following such participation.

In addition, particular groups may receive the following waiver:

..   You sever from employment with your employer.

See Appendix III, later in this prospectus for information on state availability and variations with respect to the withdrawal charge.

In instances where a withdrawal charge applies, other than where your participation under the contract is terminated, in order to give you the exact dollar amount of the withdrawal requested, we deduct the amount of the withdrawal and the amount of the withdrawal charges from your account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge. Unless you specify otherwise, we deduct the amount of the withdrawal and the withdrawal charge pro rata from the variable investment options and from the guaranteed interest option. If these amounts are insufficient we will make up the required amounts from the account for special dollar cost averaging. In the case where you terminate participation under the contract, we will pay your account value after the withdrawal charge has been imposed (cash value).

PERSONAL INCOME BENEFIT CHARGE

If you activate the Personal Income Benefit feature by allocating amounts to the Personal Income Benefit variable investment options, we deduct an annual charge equal to 1.00% of your Personal Income Benefit account value. This charge will be deducted from your value in the Personal Income Benefit variable investment options on a pro rata basis on each participation date anniversary. It is not pro-rated to account for a portion of the year. However, if the Personal Income Benefit feature is terminated, the certificate is surrendered or a death benefit is paid on a date other than a participation date anniversary, we will deduct a pro rata portion of the charge for that year.

In no event will the charge for the Personal Income Benefit be deducted from your Non-Personal Income Benefit account value.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay-out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

PLAN OPERATING EXPENSE CHARGE

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

LOAN SET-UP CHARGE. A $25 charge will be deducted from your account value at the time a loan is taken. The charge is to compensate us for administrative expenses associated with setting up the loan.

ANNUAL LOAN RECORD-KEEPING CHARGE. A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday. We will deduct this charge pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds in your Non-Personal Income Benefit account value, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet Base.

SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.

..   12b-1 fees.

..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

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                             CHARGES AND EXPENSES

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..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

VARIATIONS IN CHARGES

For certain groups offered the EQUI-VEST(R) Strategies contract, we may reduce the withdrawal charges and/or separate account charges. We may also reduce or waive the annual administrative charge. We may make other changes to the EQUI-VEST(R) Strategies contract, including a change in the standard death benefit or the minimum initial contribution requirements; and/or permitting additional circumstances under which the withdrawal charge is waived.

Our costs for sales, administration and mortality may vary based on a number of factors, including the size and type of group or sponsoring organization; the level of services provided by us or your financial professional; if we will be the sole contract provider; and the compensation we expect to pay the financial professional in connection with the sale of the contract(s). We take all these factors into account when reducing charges.

In order for a group to be considered for reduced charges, it generally must meet certain requirements relative to existing and projected plan assets. We determine the applicable charge reductions and benefit adjustments according to our procedures in effect at the time we approve a group. We may change our pricing procedures from time to time or the required level of assets a group must have to be eligible for reduced charges.

From time to time, an employer group has an existing arrangement with us, under which plan participants have individual contracts, and subsequently the employer purchases a group contract from us for new contributions and new participants only. Under these circumstances, we may make charge reductions or benefit adjustments under the existing individual contracts in order to reflect the same features, benefits and reduced costs as the group contract. We may also make charge reductions or benefit adjustments under existing individual contracts when an employer qualifies for a group contract but is unable to hold a group contract. Our pricing procedures for new groups may vary from the procedures we use for existing groups.

For both new and established groups or sponsored arrangements that have formally requested a contract proposal from us, our prices may be negotiable. Price variations may impact the financial professional's compensation. An employer or plan administrator should ask about possible fee reductions or contract adjustments based on its situation. It would be in your best interest for your employer to formally request a contract proposal from us.

Any variation in charges, pricing or benefits will reflect differences in our costs of selling the contracts and/or the contract services we or your financial services professional provide and will not be unfairly discriminatory.

Groups may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

                             CHARGES AND EXPENSES

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6. Payment of death benefit

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YOUR BENEFICIARY AND PAYMENT OF BENEFIT

Beneficiary designations are subject to the terms of your plan. You designate your beneficiary when you apply for your certificate. You may change your beneficiary at any time while the annuitant is alive and the certificate is in force. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received at our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

EFFECT OF YOUR DEATH

If you die before the annuity payments begin, we will pay the death benefit to your beneficiary.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of your death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and applicable federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" under "Accessing your money" earlier in this prospectus. Please note that you may elect only a life annuity or an annuity that does not extend beyond the life expectancy of the beneficiary. In some cases a beneficiary may be able to do a nonspousal direct rollover to a new inherited IRA in the case of a death benefit from a qualified plan, 403(b) plan, or governmental employer 457(b) plan.

If the beneficiary is a natural person (i.e., not an entity such as a corporation or a trust) and so elects, death benefit proceeds can be paid through the "AXA Equitable Access Account," which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. AXA Equitable will retain the funds until a draft is presented for payment. Interest on the AXA Equitable Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The AXA Equitable Access Account is part of AXA Equitable's general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The AXA Equitable Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

BENEFICIARY CONTINUATION OPTION

Upon your death, your beneficiary may generally elect to keep the certificate with your name on it and receive distributions under the certificate instead of receiving the death benefit in a single sum. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your certificate.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70 1/2, if such time is later. The determination of spousal status is made under applicable state law; however, in the event of a conflict between federal and state law, we follow federal rules. If you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

..   If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

..   The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

..   The beneficiary may make transfers among the investment options, but no additional contributions will be permitted. In addition, we may, at any time, exercise our right to close a variable investment option to transfers.

..   Loans will no longer be available.

..   The standard death benefit and the enhanced death benefit provisions will no longer be in effect.

..   The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

                           PAYMENT OF DEATH BENEFIT

..   Any partial withdrawal must be at least $300.

..   Your beneficiary will have the right to name a beneficiary to receive any remaining interest in your certificate.

..   Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the certificate in a lump sum.

The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

PERSONAL INCOME BENEFIT ON A SINGLE LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Single life basis, your beneficiary may elect any death benefit option described earlier in this prospectus for which your beneficiary is eligible. Your beneficiary is not eligible to receive Guaranteed Annual Withdrawal Amount payments. If the beneficiary elects the Beneficiary continuation option, the Personal Income Benefit variable investment options will not be available for transfers.

PERSONAL INCOME BENEFIT ON A JOINT LIFE BASIS. If you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis, your beneficiary may either:

..   elect any death benefit option described earlier in this prospectus for which the beneficiary is eligible; or

..   elect to continue the certificate under the Personal Income Benefit
    Beneficiary continuation option, if your beneficiary is the same spouse you were married to when you elected to take Guaranteed Annual Withdrawal Amount payments on a Joint life basis and you were still married at the time of your death.

If your beneficiary elects any death benefit option other than the Personal Income Benefit Beneficiary continuation option, the Guaranteed Annual Withdrawal Amount payments will terminate.

If you had not yet started lifetime RMD payments at your death, your spousal beneficiary may (1) choose the "5-year rule" (the Guaranteed Annual Withdrawal Amount payments will terminate when all amounts under the certificate have been distributed) or (2) continue the certificate and take withdrawals under the Personal Income Benefit Beneficiary continuation option. If you were younger than age 70 1/2 at the time of your death, your spousal beneficiary may defer Personal Income Benefit Beneficiary continuation option payments until you would have reached age 70 1/2. However, any Guaranteed Annual Withdrawal Amount payments skipped cannot be recovered.

Under the Personal Income Benefit Beneficiary continuation option:

..   The certificate continues with your name on it for the benefit of your beneficiary.

..   The account value will be increased to equal the death benefit if the death benefit is higher than the total account value. If the account value is increased, the money will be allocated pro rata among the investment options including the Personal Income Benefit variable investment options. If applicable, the Ratchet Base will ratchet to the Personal Income Benefit account value on the next participation date anniversary.

..   The charge for the Personal Income Benefit will continue to apply.
    Withdrawal charges will no longer apply.

..   Payments will be equal to the greater of the Guaranteed Annual Withdrawal
    Amount and the Beneficiary continuation option payment. For information about what happens when the Personal Income Benefit account value falls to zero, see "Effect of your Personal Income Benefit account value falling to zero" under "Personal Income Benefit in "Contract features and benefits" earlier in this prospectus.

..   If you were enrolled in either the Maximum payment plan or the Customized payment plan (both described earlier in this prospectus in ''Accessing your money'' under ''Withdrawing your account value''), enrollment in a plan will continue unless your beneficiary submits a request to change the plan or to take ad hoc withdrawals.

..   If your spousal beneficiary receives payments under the Maximum payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made the funds will be taken from the Non-Personal Income Benefit account value first. If there are insufficient funds in the Non-Personal Income Benefit account value then the funds will be taken from the Personal Income Benefit account value.

..   If your beneficiary receives payments under the Customized payment plan, we will make an extra payment (if necessary) in December that will equal the RMD amount less payments made through November 30th and any scheduled December payment. If the extra payment is made, it will be taken from the Non-Personal Income Benefit account value first. If there are insufficient values in the Non-Personal Income Benefit account value, any necessary amounts will be taken from the Personal Income Benefit account value. The scheduled payments will continue in the same amount and the combined Customized payment plan payments and the RMD payment will not be treated as a Personal Income Benefit Excess withdrawal.

..   If your beneficiary takes any partial withdrawals from the Personal Income
    Benefit account value in addition to the RMD and Customized payment plan payments, the Customized payment plan terminates for that participation year. The partial withdrawals may be treated as Personal Income Benefit Excess withdrawals if they exceed the Guaranteed Annual Withdrawal Amount. Your beneficiary may immediately sign up for a new program; however, the new payments will not begin until after the next participation date anniversary. We will require your beneficiary to use our form for this purpose.

..   If prior to your death, you did not elect an automatic payment plan and your beneficiary takes unscheduled Guaranteed Annual Withdrawal Amounts from the Personal Income Benefit account value, we will make a payment (if necessary) in December that will equal the RMD amount less any withdrawals made through the payment date. The December automatic payment will not be treated as a Personal Income Benefit Excess withdrawal. However, any future withdrawals from the Personal Income Benefit account value in the same participation year may be treated as

                           PAYMENT OF DEATH BENEFIT

   Personal Income Benefit Excess withdrawals. If your beneficiary satisfies the RMD amount through unscheduled withdrawals from the Personal Income Benefit account value prior to the December payment, any withdrawal from the Personal Income Benefit account value that exceeds the Guaranteed Annual Withdrawal Amount will be considered a Personal Income Benefit Excess withdrawal.

..   Upon the death of your spousal beneficiary, the Personal Income Benefit and
    Beneficiary continuation option payment comparison stops. The beneficiary designated by your spousal beneficiary to receive any interest in the certificate after the spousal beneficiary dies can elect to continue to receive the standard Beneficiary continuation option payments or receive any remaining account value in a lump sum.

                           PAYMENT OF DEATH BENEFIT

7. Tax information

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TAX INFORMATION AND ERISA MATTERS

OVERVIEW

This section of the prospectus discusses the current federal income tax rules that generally apply to annuity contracts which may be used to fund certain employer-sponsored retirement plans.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. In addition to legislation enacted in December 2017, Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict, what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular employer's plan or contract may vary depending on the facts applicable to that employer. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. Employers should not rely only on this document, but should consult their tax adviser before choosing EQUI-VEST(R) Strategies.

CHOOSING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for 403(b) plans: a 403(b) TSA annuity contract such as an EQUI-VEST(R) Strategies TSA or a 403(b)(7) custodial account. An EDC plan may be funded by specified annuity contracts, custodial accounts or trustee arrangements. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement below. Employers should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, employers should consider the annuity's features and benefits, such as EQUI-VEST(R) Strategies standard death benefit, enhanced death benefit, selection of variable investment options, provision of a guaranteed interest option and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. Employers should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include certain guaranteed benefits such as the Personal Income Benefit and enhanced death benefits. Employers should consider the potential implication of these Regulations before choosing this annuity contract.

SPECIAL RULES FOR TAX-FAVORED RETIREMENT PLANS

Employer-sponsored retirement plans can use annuity contracts to fund the plan unless the plan specifically prohibits annuity contracts as a funding vehicle.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including:

..   participation and coverage;

..   nondiscrimination;

..   vesting and funding;

..   limits on contributions, distributions, and benefits;

..   withholding;

..   reporting and disclosure; and

..   penalties.

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STATE INCOME TAX RULES COVERING CONTRIBUTIONS TO AND DISTRIBUTIONS FROM
EMPLOYER-SPONSORED RETIREMENT PLANS MAY DIFFER FROM FEDERAL INCOME TAX RULES.
IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR
TO SATISFY FEDERAL INCOME TAX, STATE INCOME TAX AND OTHER STATE RULES AND ERISA RULES, IF APPLICABLE.
--------------------------------------------------------------------------------

ADDITIONAL "SAVER'S CREDIT" FOR SALARY REDUCTION CONTRIBUTIONS TO CERTAIN PLANS

You may be eligible for a nonrefundable income tax credit for salary reduction contributions you make to a 403(b) plan or governmental employer 457(b) EDC plan as well as contributions you make to other eligible retirement plans or to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your salary reduction contribution is already excluded from tax. For details on this credit, please see the Internal Revenue Service Publication for your type of plan (for example, IRS Publication 571, TAX-SHELTERED ANNUITY PLANS (403(B) PLANS) FOR EMPLOYEES OF PUBLIC SCHOOLS AND CERTAIN TAX-EXEMPT ORGANIZATIONS).

TAX-SHELTERED ANNUITY ARRANGEMENTS (TSAS)

GENERAL

This section of the prospectus reflects our current understanding of some of the special federal income tax rules applicable to annuity contracts used to fund employer plans under Section 403(b) of the Internal Revenue Code. We refer to these contracts as "403(b) annuity contracts" or "Tax Sheltered Annuity contracts (TSAs)".

                                TAX INFORMATION

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THE DISCLOSURE GENERALLY ASSUMES THAT THE TSA HAS 403(B) CONTRACT STATUS OR
QUALIFIES AS A 403(B) CONTRACT. DUE TO INTERNAL REVENUE SERVICE AND TREASURY REGULATORY CHANGES IN 2007 WHICH BECAME FULLY EFFECTIVE ON JANUARY 1, 2009, CONTRACTS ISSUED PRIOR TO 2009 WHICH QUALIFIED AS 403(B) CONTRACTS UNDER THE RULES AT THE TIME OF ISSUE MAY LOSE THEIR STATUS AS 403(B) CONTRACTS OR HAVE
THE AVAILABILITY OF TRANSACTIONS UNDER THE CONTRACT RESTRICTED AS OF JANUARY 1, 2009 UNLESS THE INDIVIDUAL'S EMPLOYER OR THE INDIVIDUAL TAKES CERTAIN ACTIONS. PLEASE CONSULT YOUR TAX ADVISER REGARDING THE EFFECT OF THESE RULES (WHICH MAY VARY DEPENDING ON THE OWNER'S EMPLOYMENT STATUS, PLAN PARTICIPATION STATUS, AND WHEN AND HOW THE CONTRACT WAS ACQUIRED) ON YOUR PERSONAL SITUATION.
--------------------------------------------------------------------------------

FINAL REGULATIONS UNDER SECTION 403(B)

In 2007, the IRS and the Treasury Department published final Treasury regulations under Section 403(b) of the Code (2007 Regulations). As a result, there were significant revisions to the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. These rules became fully effective on January 1, 2009, but various transition rules applied beginning in 2007. There are still a number of uncertainties regarding the application of these rules. The 2007 Regulations raise a number of questions as to the effect of the 2007 Regulations on 403(b) TSA contracts issued prior to the effective date of the 2007 Regulations. The IRS has issued guidance intended to clarify some of these questions, and may issue further guidance in future years.

EMPLOYER PLAN REQUIREMENT. The thrust of the 2007 Regulations is to require a written plan document for Section 403(b) plans. The 2007 Regulations require employers sponsoring 403(b) plans as of January 1, 2009 to have a written plan designating administrative responsibilities for various functions under the plan, and the plan in operation must conform to the plan terms.

As part of this process, the sponsoring employer designates the insurance companies or mutual fund companies to which it will make contributions to purchase 403(b) annuity contracts or 403(b)(7) custodial accounts under its 403(b) plan. These companies are typically referred to as "approved providers" or "approved vendors" under the employer's 403(b) plan, although such terms are not used in the 2007 Regulations. If AXA Equitable is not an approved provider under an employer's 403(b) plan, active participants in that employer's plan may have to transfer funds from their EQUI-VEST(R) Strategies TSA contracts to another 403(b) plan funding vehicle in a contract exchange under the same plan in order to avoid significant limitations under the 403(b) plan for transactions on the contract.

GENERAL; SPECIAL EMPLOYER RULES

An employer eligible to maintain a 403(b) plan for its employees may make contributions to purchase a 403(b) funding vehicle for the benefit of the employee. These contributions, if properly made, will not be currently taxable compensation to the employee. Moreover, the employee will not be taxed on the earnings in the 403(b) funding vehicle until he/she takes distributions.

Generally, there are two types of funding vehicles available to fund 403(b) plans: an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in mutual funds and which is treated as an annuity contract under section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Two different types of employers are eligible to maintain 403(b) plans: public schools and specified tax-exempt organizations under Section 501(c)(3) of the Code.

CONTRIBUTIONS TO TSAS

There are three ways you can make contributions to this EQUI-VEST(R) Strategies TSA contract:

..   annual contributions made through the employer's payroll; or

..   with employer or plan approval, a rollover from another eligible retirement plan; or

..   with employer or plan approval, a plan-to-plan direct transfer of assets or a contract exchange under the same plan.

ANNUAL CONTRIBUTIONS MADE THROUGH THE EMPLOYER'S PAYROLL. Annual contributions to 403(b) TSA contracts made through the employer's payroll are limited. (Tax-free plan to plan direct transfer contributions from another 403(b) plan, contract exchanges under the same plan, and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction contributions" or "elective deferral contributions" and are generally made on a pre-tax basis. However, a TSA can also be wholly or partially funded through non-elective employer contributions or contributions treated as after-tax employee contributions. If the employer's plan permits, and as reported to us by the employer, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" under Section 402A of the Code, which are made on an after-tax basis.

Some employer contributions may be subject to vesting under the employer's plan.


The annual limit on employer and employee contributions on behalf of an employee to defined contribution plans of an employer for 2019 is the lesser of $56,000 (after adjustment for cost-of-living changes) or 100% of compensation. When figuring out the contribution limit you have to:


..   include reallocated forfeitures and voluntary nondeductible employee contributions;

..   include compensation from the employer in the form of elective deferrals and excludible contributions under Section 457(b) EDC plans and "cafeteria" plans. These are plans giving employees a choice between cash and deferred benefits or specified excludible health and welfare benefits; and


..   disregard compensation or earned income of more than a specified amount.
    This amount is $280,000 for 2019. This amount may be further adjusted for cost-of-living changes in future years.

"Salary reduction" or "elective deferral" contributions made under a 403(b) plan or other cash or deferred arrangement are limited to $19,000 for 2019, and may be further adjusted for cost-of-living changes in future years. This limit applies to the total of all elective deferrals under all tax-favored plans in which the individual participates, from all employers, for example, also including salary reduction contributions under 401(k) plans. If the plan permits, an

                                TAX INFORMATION
individual who is at least age 50 at any time during 2019 can make up to $6,000 additional salary reduction contributions for 2019.


Special provisions may allow certain participants with at least 15 years of service to make "catch-up" contributions to compensate for smaller contributions made in previous years.

If contributions to a 403(b) TSA contract exceed the applicable limit in any year, the excess will be taxable to the employee as ordinary income. In certain situations, we may distribute excess contributions to avoid tax penalties.

Any excess deferral contributions which are not withdrawn by April 15th after the year of the deferral may cause the contract to fail 403(b) rules.

ROLLOVER CONTRIBUTIONS. After a TSA contract has been established with 403(b) plan source funds, federal tax law permits rollover contributions to be made to a TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other 403(b) plan funding vehicles. The recipient 403(b) plan must allow such contributions to be made.

Generally, funds may be rolled over when a plan participant has a distributable event from an eligible retirement plan as a result of:

..   termination of employment with the employer who provided the funds for the plan; or

..   reaching age 59 1/2 even if still employed; or

..   disability (special federal income tax definition).

If the source of the rollover contribution is pre-tax funds from a traditional IRA, no specific event is required.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax-qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution. Further, in light of the restrictions on the ability to take distributions or loans from a 403(b) contract without plan or employer approval under the 2007 Regulations, a plan participant should consider carefully whether to roll an eligible rollover distribution (which is no longer subject to distribution restrictions) to a 403(b) plan funding vehicle, or to traditional IRA instead.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM CERTAIN ELIGIBLE RETIREMENT PLANS

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) EDC plan) may be directly rolled over to a 403(b) TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do your self. Non-Roth after-tax contributions in a traditional IRA cannot be rolled over from the traditional IRA into a TSA.

See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" under "Distributions from TSAs--Tax treatment of distributions from TSAs".

DESIGNATED ROTH CONTRIBUTIONS. If the after-tax contributions are in a "designated Roth account" under a 403(b) plan, a 401(k) plan or a governmental employer EDC plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 403(b) plan (or a 401(k) plan or a governmental employer EDC plan).

LIMITATIONS ON INDIVIDUAL-INITIATED DIRECT TRANSFERS. The 2007 Regulations revoked Revenue Ruling 90-24 (Rev. Rul. 90-24), effective January 1, 2009. Prior to the 2007 Regulations, Rev. Rul. 90-24 had permitted individual-initiated, tax-free direct transfers of funds from one 403(b) contract to another, without reportable taxable income to the individual. Under transitional rules in the 2007 Regulations and other IRS published guidance, direct transfers made after September 24, 2007 may still be permitted with plan or employer approval as described below.

DIRECT TRANSFER CONTRIBUTIONS. A tax-free direct transfer occurs when changing the 403(b) plan funding vehicle, even if there is no distributable event. Under a direct transfer a plan participant does not receive a distribution.

The 2007 Regulations provide for two types of direct transfers between 403(b) funding vehicles: "plan-to-plan transfers" and "contract exchanges within the same 403(b) plan". 403(b) plans do not have to offer these options. A "plan-to-plan transfer" must meet the following conditions: (i) both the source 403(b) plan and the recipient 403(b) plan permit plan-to-plan transfers;
(ii) the transfer from one 403(b) plan to another 403(b) plan is made for a participant (or beneficiary of a deceased participant) who is an employee or former employee of the employer sponsoring the recipient 403(b) plan;
(iii) immediately after the transfer the accumulated benefit of the participant (or beneficiary) whose assets are being transferred is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the transfer; (iv) the recipient 403(b) plan imposes distribution restrictions on transferred amounts at least as stringent as those imposed under the source 403(b) plan; and (v) if the plan-to-plan transfer is not a complete transfer of the participant's (or beneficiary's) interest in the source 403(b) plan, the recipient 403(b) plan treats the amount transferred as a continuation of a pro rata portion of the participant's (or beneficiary's) interest in the source 403(b) plan (for example with respect to the participant's interest in any after-tax employee contributions).

A "contract exchange within the same 403(b) plan" must meet the following conditions: (i) the 403(b) plan under which the contract is issued must permit contract exchanges; (ii) immediately after the exchange the accumulated benefit of the participant (or beneficiary of a deceased participant) is at least equal to the participant's (or beneficiary's) accumulated benefit immediately before the exchange (taking into account the accumulated benefit of that participant (or beneficiary) under both section 403(b) contracts immediately before the exchange); (iii) the contract issued in the exchange is subject to distribution restrictions with respect to the participant that are not

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less stringent than those imposed on the contract being exchanged; and (iv) the employer sponsoring the 403(b) plan and the issuer of the contract issued in the exchange agree to provide each other with specified information from time to time in the future ("an information sharing agreement"). The shared information is designed to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.

We currently do not offer a 403(b) contract for a beneficiary of a deceased participant as described above.

TSA contracts issued by AXA Equitable pursuant to a Rev. Rul. 90-24 direct transfer where applications and all transfer paperwork were received by our processing office in good order prior to September 25, 2007 are generally "grandfathered" as to 403(b) status. However, future transactions such as loans and distributions under such "grandfathered" contracts may result in adverse tax consequences to the owner unless the contracts are or become part of the employer's 403(b) plan, or the employer enters into an information sharing agreement with us.

SPECIAL RULE FOR ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS AFTER AGE
70 1/2. The amount of any rollover or direct transfer contributions made to a 403(b) annuity contract must be net of the required minimum distribution for the tax year in which the contract is issued if the owner is at least age
70 1/2 in the calendar year the contribution is made, and has retired from service with the employer who sponsored the plan or provided the funds to purchase the 403(b) annuity contract which is the source of the contribution.

DISTRIBUTIONS FROM TSAS

GENERAL

Generally, after the 2007 Regulations, employer or plan administrator consent is required for loan, withdrawal or distribution transactions under a 403(b) annuity contract. Processing of a requested transaction will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.


WITHDRAWAL RESTRICTIONS -- SALARY REDUCTION CONTRIBUTIONS. You generally are not able to withdraw or take payment from your TSA contract unless you reach age 59 1/2, die, become disabled (special federal income tax definition), sever employment with the employer which provided the funds for the TSA contract, or suffer financial hardship (special federal income tax definition). Hardship withdrawals are limited to the amount of your salary reduction contributions without earnings and must be approved by the employer or the plan; for qualified plans (but not TSAs) after 2018, the hardship withdrawal rules may be liberalized regarding the withdrawal source. If you have activated the Personal Income Benefit feature, your hardship withdrawal may be a Personal Income Benefit Early withdrawal.


Under the 2007 Regulations, an employee is not treated as severing employment if the first employer and the subsequent employer are treated as the same employer (for example, an employee transfers from one public school to another public school of the same state employer).

These restrictions do not apply to the amount directly transferred to your TSA certificate that represents your December 31, 1988, account balance attributable to a 403(b) annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts directly transferred to your TSA certificate in a contract exchange under the same plan or a direct transfer from another 403(b) plan.

If any portion of the funds directly transferred to your TSA certificate is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. Account values attributable to employer contributions properly reported to us at the time of transfer will not be subject to restriction, unless required by the employer's plan.

Withdrawals from a designated Roth account in a TSA contract are subject to these withdrawal restrictions.

WITHDRAWAL RESTRICTIONS ON OTHER TYPES OF CONTRIBUTIONS. The plan may also impose withdrawal restrictions on employer contributions and related earnings. Amounts attributable to employer contributions are subject to withdrawal restrictions under the 2007 Regulations. These rules apply only to 403(b) plan contracts issued January 1, 2009 and later. These restrictions vary by individual plan and must be reported to us by the plan, the employer or the employer's designee, as applicable.

EXCEPTIONS TO WITHDRAWAL RESTRICTIONS. If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

A tax law change permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. We are assessing implementation issues regarding this feature; as additional separate accounting is required. See "'In-plan' Roth conversions" below.

Distributions may also be made on termination of the plan.

TAX TREATMENT OF DISTRIBUTIONS FROM TSAS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed.

Distributions include withdrawals and annuity payments. Death benefits paid to a beneficiary are also taxable distributions unless an exception applies. (For example, there is a limited exclusion from gross income for distributions used to pay qualified health insurance premiums of an eligible retired public safety officer from eligible governmental employer qualified plans, 403(b) plans and 457(b) plans.) Amounts distributed from TSAs are includable in gross income as ordinary income, not capital gain. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, both non-Roth and designated Roth, you will have a tax basis in your TSA certificate, which

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will be recovered tax-free. Unless we have been provided acceptable documentation for the amounts of any after-tax contributions to your TSA certificate, we assume that all amounts distributed from your TSA certificate are pre-tax, and we withhold tax and report accordingly.

DESIGNATED ROTH CONTRIBUTION ACCOUNT. Section 402A of the Code provides that a qualified distribution from a designated Roth account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions. This treatment is the same for non-qualified distributions from a designated Roth account under a 403(b) plan. For the special tax treatment applied to direct conversion rollovers, including "in-plan" Roth conversions, see "Tax-deferred rollovers and direct transfers" and "In-plan Roth conversions" below.

IRS GUIDANCE ON ALLOCATION BETWEEN PRE-TAX AND AFTER-TAX AMOUNTS ON DISTRIBUTIONS; THE EFFECT OF DIRECT ROLLOVERS.

The following applies where there are after-tax amounts and pre-tax amounts under the plan, and a distribution is made from the plan before annuity payments start. The IRS has issued ordering rules and related guidance on allocation between pre-tax and after-tax amounts.

..   All disbursements from the plan that are "scheduled to be made at the same time" are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans. (Separate information reports on Form 1099-R are generally required if a disbursement is divided among multiple destinations, however.)

..   If the pre-tax amount for the aggregated distribution is directly rolled over to one or more eligible retirement plans, the entire pre-tax amount is assigned to the amount of the distribution that is directly rolled over (and is not currently taxable).

..   If the recipient wants to divide the direct rollover among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. We expect to have forms for this choice.

..   If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the pre-tax amount is assigned to the portion of the distribution that is directly rolled over, up to the amount of the direct rollover (so that each direct rollover consists entirely of pre-tax amounts).

..   The guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.)

..   The guidance indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income.

..   Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is an after-tax amount.

For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth after-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth after-tax contributions could be rolled over to a Roth IRA.

ANNUITY PAYMENTS. If you elect an annuity payout option, the non-taxable portion of each payment is calculated by dividing your investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The balance of each payment is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. A surviving spouse may also be eligible to roll over a TSA death benefit to a Roth IRA in a taxable conversion rollover. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.

LOANS FROM TSAS. The following discussion also applies to loans under governmental employer 457(b) EDC plans. See "Public employee deferred compensation plans (EDC Plans)" later in this prospectus.

If the plan permits, loans are available from a 403(b) plan. Loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax requirements apply even if the plan is not subject to ERISA. Please see Appendix III later in this prospectus for any state rules that may affect loans.

EFFECT OF 2007 REGULATIONS ON LOANS FROM TSAS. As a result of the 2007 Regulations loans are not available without employer or plan administrator approval. Loan processing may be delayed pending receipt of information required to process the loan under an information sharing agreement. Processing of a loan request will not be completed pending receipt of information required to process the transaction under an information sharing agreement between AXA Equitable and the employer sponsoring the plan.

If loans are available:

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax pur-

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poses) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Finally, unpaid loans may become taxable when the individual severs from employment with the employer which provided the funds for the contract. In addition, the 10% early distribution penalty tax may apply.

We report the entire unpaid balance of the loan (including unpaid interest) as includable in income in the year of the default. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.

..   The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of (1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and (2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made. Governmental employer 457(b) EDC plans and 403(b) plans are included in "all qualified plans of the employer" for this purpose. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance.

..   In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. EQUI-VEST(R) Strategies TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

..   All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS. If withdrawal restrictions discussed earlier do not apply, you may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct roll-over or a rollover you do yourself within 60 days after you receive the distribution. To the extent rolled over, it remains tax-deferred.

You may roll over a distribution of pre-tax funds from a TSA to any of the following: a qualified plan, a governmental employer 457(b) EDC plan, a traditional IRA or a TSA. A spousal beneficiary may also roll over death benefits to any of these. A non-spousal death beneficiary may be able to directly roll over death benefits to a new inherited IRA under certain circumstances.


Eligible rollover distributions from qualified plans, 403(b) plans and governmental employer Section 457(b) plans may be rolled over to a SIMPLE IRA that the participant has participated in for at least two years.


Distributions from a 403(b) annuity contract can be rolled over to a Roth IRA. Conversion rollover transactions from pre-tax or non-Roth after-tax accounts are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

The recipient plan must agree to take the distribution. If you are rolling over from a 403(b) plan to a governmental employer 457(b) EDC plan, the recipient governmental employer 457(b) EDC plan must agree to separately account for the rolled-over funds.

The taxable portion of most distributions will be eligible for rollover. However, federal income tax rules exclude certain distributions from rollover treatment including (1) periodic payments for life or for a period of 10 years or more, (2) hardship withdrawals and (3) any required minimum distributions under federal income tax rules.

"IN-PLAN" ROTH CONVERSIONS. If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

As indicated above under "Exceptions to withdrawal restrictions," a tax law change effective in 2013 permits a plan to allow an internal direct transfer from a pre-tax or non-Roth after-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. The transfer would be taxable, and withdrawals would not be permitted from the designated Roth account under the plan. Additional separate accounting will be required to implement this provision.

NON-ROTH AFTER-TAX CONTRIBUTIONS. Any non-Roth after-tax contributions you have made to a TSA only may be directly rolled over to another qualified plan or TSA which agrees to do required separate accounting. This can only be done in a direct rollover, not a rollover you do yourself. You may roll over any after-tax contributions you have made to a TSA to a traditional IRA (either in a direct rollover or a roll-over you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. After-tax contributions from a TSA which are rolled into a traditional IRA cannot be rolled back into a qualified plan or TSA. After-tax contributions may not be rolled into a governmental employer EDC plan. As described above under "In-plan Roth conversions", if the plan permits, you may also roll over non-Roth after-tax contributions to a designated Roth account under the plan.

ROTH AFTER-TAX CONTRIBUTIONS. Amounts attributable to "designated Roth contributions" under a 403(b) plan may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another
    403(b) plan; (ii) a 401(k) plan; or (iii) a governmental employer EDC plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 401(k) plan or a governmental employer EDC plan.

See "IRS guidance on allocation between pre-tax and after-tax amounts on distributions; the effect of direct rollovers" above.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the

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plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover. You should discuss with your tax adviser the rules which may apply to the rolled over funds. For example, distributions from a governmental employer 457(b) EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions, which applies to other types of retirement plans. If you roll over funds from an eligible retirement plan which is not a governmental employer 457(b) EDC plan (qualified plan, 403(b) plan or traditional IRA) into a governmental employer 457(b) EDC plan, and you later take a distribution from the recipient government employer 457(b) EDC plan, those amounts generally remain subject to the penalty.

You should check if the recipient plan separately accounts for funds rolled over from another eligible retirement plan, as the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan.

Direct transfers that are: (1) contract exchanges under the same 403(b) plan,
(2) direct 403(b) plan-to-403(b) plan transfers, or (3) used to purchase permissive service credits under a retirement plan are not distributions.

If there is a mandatory distribution provision in your employer's plan for certain small amounts and you do not designate an eligible retirement plan to receive such a mandatory distribution, Treasury Regulations require a traditional IRA to be established on your behalf.

DISTRIBUTION REQUIREMENTS

TSAs are subject to required minimum distribution rules. See "Required minimum distributions" later in this prospectus.

SPOUSAL CONSENT RULES

If ERISA rules apply to your TSA you will need to get spousal consent for loans, withdrawals or other distributions if you are married when you request one of these transactions under the contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the participant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the participant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the employer's plan and the contract.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

..   on or after your death; or

..   because you are disabled (special federal income tax definition); or

..   to pay for certain extraordinary medical expenses (special federal income tax definition); or

..   in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

..   in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

PUBLIC EMPLOYEE DEFERRED COMPENSATION PLANS (EDC PLANS)

SPECIAL EMPLOYER AND OWNERSHIP RULES. Employers eligible to maintain EDC plans under Section 457(b) of the Code include governmental entities such as states, municipalities and state agencies (governmental employers). Since EQUI-VEST(R) Strategies is open only to governmental employer EDC plans, no rules applicable to tax-exempt employees are discussed.

An employer can fund its EDC plan in whole or in part with annuity contracts purchased for participating employees and their beneficiaries. These employees do not have to include in income the employer's contributions to purchase the EDC contracts or any earnings until they actually receive funds from a governmental employer EDC plan. The plan's assets must be held in trust for the exclusive benefit of employees. An annuity contract can be a trust equivalent if the contract includes the trust rules. Regardless of contract ownership, the EDC plan may permit the employee to choose among various investment options.


CONTRIBUTION LIMITS. The maximum contribution for 2019 is the lesser of $19,000 or 100% of includible compensation.

Special rules may permit "catch-up" contributions during the three years preceding normal retirement age under the EDC plan. If the plan provides for catch-up contributions for any of the 3 years of service preceding the plan retirement age, the maximum contribution for an individual eligible to make such catch-up contributions is twice the otherwise applicable dollar limit, or $38,000 for 2019.

If the plan permits, an individual at least age 50 at any time during 2019 may be able to make up to $6,000 additional salary reduction contributions. An individual must coordinate this "age 50" catch-up with the other "last 3 years of service" catch up.


A governmental employer EDC plan may permit some or all of elective deferral contributions to be made as "designated Roth contributions" under Section 402A of the Code which are made on an after-tax basis. Unless otherwise indicated, the tax treatment of designated Roth contributions is described under "Tax-sheltered annuity contracts (TSAs)" previously in this Section.

ROLLOVER CONTRIBUTIONS. Eligible rollover distributions of pre-tax funds from 403(b) plans, 401(a) qualified plans, other governmental employer EDC plans and traditional IRAs may be rolled over into

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other such plans. The recipient plan must agree to take the distribution. If the source of the eligible rollover distribution is not a governmental employer EDC plan and the recipient plan is a governmental employer EDC plan, the recipient governmental employer EDC plan must agree to separately account for the rolled-over funds.

A governmental employer EDC plan which permits designated Roth elective deferral contributions to be made may also permit rollover contributions from another "designated Roth account" under another governmental employer EDC plan (or a 403(b) plan, or a 401(k) plan) to such a designated Roth account. Roth IRA funds may not be rolled over to such a designated Roth account.

Before you decide to roll over a distribution to another employer plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer EDC plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

WITHDRAWAL LIMITS. In general, no amounts may be withdrawn from an EDC plan prior to the calendar year in which the employee attains age 70 1/2, severs from employment with the employer or is faced with an unforeseeable emergency. Under Treasury Regulations, amounts may also be distributed on plan termination. Small amounts (up to $5,000) may be taken out by the plan participant or forced out by the plan under certain circumstances, even though the plan participant may still be working and amounts would not otherwise be made available. Such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct rollover to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution. For funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan, because the funds are accounted for separately.

See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

DISTRIBUTION REQUIREMENTS. EDC plans are subject to minimum distribution rules similar to those that apply to TSAs. See "Required minimum distributions" later in this prospectus. That is, distributions from EDC plans generally must start no later than April 1st of the calendar year following the calendar year in which the employee attains age 70 1/2 or retires from service with the employer maintaining the EDC plan, whichever is later. Failure to make required distributions may cause the disqualification of the EDC plan. Disqualification may result in current taxation of EDC plan benefits. In addition, a 50% penalty tax is imposed on the difference between the required distribution amount and the amount actually distributed, if any. It is the plan administrator's responsibility to see that minimum distributions from an EDC plan are made.

If the EDC plan provides, a deceased employee's beneficiary may be able to elect to receive death benefits in installments instead of a lump sum, and the payments will be taxed as they are received.

TAX TREATMENT OF DISTRIBUTIONS. The taxation of distributions from a governmental employer EDC plan is generally the same as the tax treatment of distributions from TSAs discussed earlier in this prospectus. That is, amounts are generally not subject to tax until actually distributed and amounts may be subject to 20% federal income tax withholding. See "Tax withholding and information reporting" later in this prospectus. However, distributions from a governmental employer EDC plan are generally not subject to the additional 10% federal income tax penalty for pre-age 59 1/2 distributions.

If the governmental employer EDC plan permits designated Roth contributions,
Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. See the discussion under "Tax-sheltered annuity contracts (TSAs)" previously in this Section about the availability of certain internal direct transfers of amounts subject to withdrawal restrictions into a designated Roth account under a 403(b) plan. Similar rules generally will apply to these transactions under a governmental employer EDC plan.

TAX-DEFERRED ROLLOVERS. A participant in a governmental employer EDC plan, or in certain cases, a beneficiary, may be able to roll over an eligible rollover distribution from the plan to a traditional IRA, qualified plan or 403(b) plan, as well as to another governmental employer EDC plan. See the discussion above under "Distributions from TSAs -- Tax-deferred rollovers and direct transfers" for rollovers from governmental employer EDC plans to SIMPLE IRAs. The recipient plan must agree to take the distribution.

If you roll over funds from a governmental employer EDC plan into a different type of eligible retirement plan (qualified plan, 403(b) plan, or traditional
IRA), any subsequent distributions may be subject to the 10% federal income tax penalty noted above. Before you decide to roll over your payment to another employer plan, you should check with the administrator of that plan about whether the plan accepts roll-overs and, if so, the types of distributions it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

You may roll over a distribution from a governmental employer 457(b) plan to any of the following: a 403(b) plan funding vehicle, a qualified plan, another governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

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Distributions from a governmental employer 457(b) plan can be rolled over to a
Roth IRA. Such conversion rollover transactions are taxable. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.

If the governmental employer EDC plan permits designated Roth contributions, amounts attributable to designated Roth contributions may be rolled over to any of the following:

..   another designated Roth contribution separate account under (i) another governmental employer EDC plan; (ii) a 403(b) plan; or (iii) a 401(k) plan;
    or

..   a Roth IRA.

They cannot be rolled over to a non-Roth after-tax contribution account under any of the above plans. Similar rules apply to rollovers of "designated Roth contributions" under a 403(b) plan or a 401(k) plan.

If the governmental employer EDC plan permits designated Roth contributions and also if permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a non-Roth account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but typically produces taxable income.

LOANS. Same as for TSAs. (See "Loans from TSAs" under "Distributions from TSAs" earlier in this prospectus.)

REQUIRED MINIMUM DISTRIBUTIONS

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

If you are a participant in a 403(b) plan or a governmental employer EDC plan, the required minimum distribution rules force you to start calculating and taking annual distributions from these tax-favored retirement plans and arrangements by a specified date. The beginning date depends on the type of plan or arrangement, and your age and retirement status. The distribution requirements are designed to use up your interest in the plan over your life expectancy. Whether the correct amount has been distributed is calculated on a year-by-year basis; there are no provisions to allow amounts taken in excess of the required amount to be carried back to other years.

Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from annuity contracts funding tax qualified retirement plans, including 403(b) plans and 457(b) plans. For this purpose additional annuity contract benefits may include enhanced death benefits. If you take annual withdrawals instead of receiving annuity payments, this could increase the amount required to be distributed from these contracts.

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS -- WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION

Generally, 403(b) plan and 457(b) EDC plan participants must take the first required minimum distribution for the calendar year in which the participant turns age 70 1/2. However, 403(b) plan and 457(b) EDC plan participants may be able to delay the start of required minimum distributions for all or part of the account balance until after age 70 1/2, as follows:

..   For 403(b) plan and 457(b) EDC plan participants who have not retired from service with the employer who provided the funds for this TSA or EDC contract by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1st following the calendar year of retirement.

..   403(b) plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age
    70 1/2.

The first required minimum distribution is for the calendar year in which you turn age 70 1/2, or the year you retire, if you are eligible for the delayed start rule. You have the choice to take this first required minimum distribution during the calendar year you turn 70 1/2 or retire or to delay taking it until the first three-month period in the next calendar year (January 1 - April 1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2 or retire if you are eligible for the delayed start rule. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CALCULATE REQUIRED MINIMUM DISTRIBUTIONS

There are two approaches to taking required minimum distributions
-- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an "account-based" method, you divide the value of your TSA account or EDC account as of December 31st of the past calendar year by a number corresponding to your age from an IRS table to give you the required minimum distribution amount for that particular plan or arrangement for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may be able to later apply your funds to a life annuity-based pay-out with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR RETIREMENT PLANS?

No, if you want, you can choose a different method for each of your retirement plans. For example, you can choose an annuity payout from your TSA certificate, a different annuity payout from a qualified plan, and an account-based annual withdrawal from an IRA.

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WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR CERTIFICATE BASED ON THE
METHOD YOU CHOOSE?

We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our required minimum distribution automatic withdrawal option. Otherwise, you will be responsible each year for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your 403(b) TSA contracts, the IRS will let you calculate the required minimum distribution for each TSA that you maintain, using the method that you picked for that particular 403(b) funding vehicle. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall 403(b) plan required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more TSA contracts or custodial accounts that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR?

The required minimum distribution amount for each of your plans and arrangements is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans or TSAs to the amounts you have to take from your traditional IRAs and vice-versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR?

Your plan or arrangement could be disqualified, and you could have to pay tax on the entire value. Even if your plan or arrangement is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If this is a TSA and you do not select a method with us, we will assume you are taking your required minimum distribution from another TSA contract or custodial account that you own. Note that in the case of an EDC plan the distribution must be taken annually from the EDC contract.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary, depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's or the participant's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required for a year before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70 1/2. Rollovers to another eligible retirement plan, including a traditional IRA, may be available to a surviving spouse death beneficiary.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. HOWEVER, NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

If you die before your Required Beginning Date for lifetime required minimum distribution payments and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." PLEASE NOTE THAT WE NEED AN INDIVIDUAL PARTICIPANT TO KEEP AN ANNUITY CONTRACT IN FORCE. IF THE BENEFICIARY IS NOT AN INDIVIDUAL, WE MUST DISTRIBUTE AMOUNTS REMAINING IN THE ANNUITY CONTRACT AFTER THE DEATH OF THE PARTICIPANT.

ERISA MATTERS

ERISA rules are designed to save and protect qualified retirement plan assets to be paid to plan participants when they retire.

Some TSAs may be subject to Title I of ERISA, generally dependent on the level of employer involvement, for example, if the employer makes matching contributions.

In addition, certain loan rules apply only to loans under ERISA plans:

..   For contracts which are subject to ERISA, the trustee or sponsoring employer is responsible for ensuring that any loan meets applicable DOL requirements. It is the responsibility of the plan administrator, the trustee of the qualified plan and/or the employer, and not AXA Equitable, to properly administer any loan made to plan participants.

..   With respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term consistent with EQUI-VEST(R) Strategies processing and all other terms and conditions of the loan.

..   Only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security.

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..   Each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances.

..   Loans must be available to all plan participants, former participants (or death beneficiaries of participants) who still have account balances under the plan, and alternate payees on a reasonably equivalent basis.

..   Plans subject to ERISA provide that the participant's spouse must consent in writing to the loan.

CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make and is responsible for the results of his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficiaries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor and the plan sponsor may choose not to comply with Section 404(c).

The EQUI-VEST(R) Strategies TSA contracts provide the broad range of investment choices and information needed in order to meet the requirements of the
Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its financial professionals shall not be responsible if a plan fails to meet the requirements of
Section 404(c).

TAX WITHHOLDING AND INFORMATION REPORTING

STATUS FOR INCOME TAX PURPOSES; FATCA. In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of "status" for tax purposes. "Status" for tax purposes generally means whether a person is a "U.S. person" or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person's status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act ("FATCA"), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason, we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

TAX WITHHOLDING. We must withhold federal income tax from distributions from annuity contracts. Distributions from employer-sponsored retirement plans are also subject to income tax withholding. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

We might have to withhold and/or report on amounts we pay under a free look or cancellation.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients that are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different marital status and number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.

Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.

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FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)
WHICH ARE NOT ELIGIBLE ROLLOVER DISTRIBUTIONS

For a non-periodic distribution (total surrender or partial withdrawal) which is not an eligible rollover distribution, we generally withhold at a flat 10% rate.

You cannot elect out of withholding if the payment is an "eligible rollover distribution."

MANDATORY WITHHOLDING FROM ELIGIBLE ROLLOVER DISTRIBUTIONS

Unless the distribution is directly rolled over to another eligible retirement plan, eligible rollover distributions from governmental employer 457(b) EDC plans and TSAs are subject to mandatory 20% withholding. See "Distributions from TSAs" earlier in this section and "Tax Treatment of Distributions" under "Public employee deferred compensation plans (EDC Plans)" earlier in this prospectus. The plan administrator is responsible for withholding from governmental employer 457(b) EDC plan distributions.

All distributions from a TSA, governmental employer 457(b) EDC plan or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

..   any distributions which are "required minimum distributions" after age
    70 1/2 or retirement from service with the employer; or

..   substantially equal periodic payments made at least annually for the life
    (or life expectancy) or the joint lives (or joint life expectancies of the plan participant (and designated beneficiary); or

..   substantially equal periodic payments made for a specified period of 10 years or more; or

..   hardship withdrawals or for EDC, unforseeable emergency withdrawals; or

..   corrective distributions which fit specified technical tax rules; or

..   loans that are treated as distributions; or

..   to the extent that it is a post-death required minimum distribution not eligible to be rolled over, a death benefit payment to a beneficiary who is not the plan participant surviving spouse; or

..   a qualified domestic relations order distribution to a beneficiary who is not the plan participant current spouse or former spouse.

A death benefit payment to the plan participant surviving spouse (and in some instances to a non-spouse beneficiary), or a qualified domestic relations order distribution to the plan participant current or former spouse, may be a distribution subject to mandatory 20% withholding.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. We may invest the assets of Separate Account A in any investment permitted by applicable law. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts and certificates is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)to close a variable investment option to transfers and contributions; and

(9)to limit the number of variable investment options which you may elect.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Board of Trustees of each Trust serves for the benefit of each Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

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The general account is subject to regulation and supervision by the New York
State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CERTIFICATE EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your certificate will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 PM, ET on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   Quarterly rebalancing will be processed on a calendar year basis.
    Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.

CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Contributions made to the special dollar cost averaging program will be credited with the interest rate in effect on the date the first contribution is received by us and allocated to the time period initially selected by you.

..   Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   For the fixed-dollar option, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

..   For the interest sweep, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

..   Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in each prospectus for the Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give participants the opportunity to instruct us how to vote the number of shares attributable to their certificates if a shareholder vote is taken. If we do not receive instructions in time from all participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants vote. One effect of proportional voting is that a small number of participants may determine the outcome of a vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our participants arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our participants, we will see to it that appropriate action is taken to do so.

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





SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant approval, participants will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future, we take reasonable steps to mitigate these risks and secure our systems from such failures and attacks.

STATUTORY COMPLIANCE

We have the right to change the terms of the contract and any certificate thereunder without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in the contract and any certificate thereunder must be in writing and made by an authorized officer of AXA Equitable. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a participant's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the certificates, or the distribution of the certificates.

FINANCIAL STATEMENTS

The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing our processing office or calling 1-800-628-6673.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

The owner may not assign a contract or certificate for any purpose.

You cannot assign a certificate as security for a loan or other obligation. Loans from account value, however, are permitted unless restricted by the employer.

FUNDING CHANGES

The employer or trustee can change the funding vehicle for the plan.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments

                               MORE INFORMATION
to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 16.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.70% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA and other federal and state regulatory authorities, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributors' Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributors' Selling broker-dealers. Contribution-based compensation will generally not exceed 16.0% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 0.70% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling

                               MORE INFORMATION
broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.

ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.


These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2018) received additional payments. These additional payments ranged from $536.67 to $6,370,912.47. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.



1st Global Capital Corp.
Allstate Financial Services, LLC
American Portfolios Financial Services
Ameriprise Financial Services
BBVA Securities, Inc.
Cambridge Investment Research
Capital Investment Group
Centaurus Financial, Inc.
CETERA Financial Group
Citigroup Global Markets, Inc.
Citizens Investment Services
Commonwealth Financial Network
Community America Financial Solution
CUNA Brokerage Services
CUSO Financial Services, L.P.
DPL Financial Partners
Equity Services Inc.
Farmer's Financial Solution
Geneos Wealth Management
Gradient Securities, LLC
H. Beck, Inc.
H.D. Vest Investment Securities, Inc.
Huntleigh Securities Corp.
Independent Financial Group, LLC
Infinex Investments Inc.
Investment Professionals, Inc.
Janney Montgomery Scott LLC
Kestra Investment Services, LLC
Key Investment Services LLC
Ladenburg Thalmann Advisor Network, LLC
Lincoln Financial Advisors Corp.
Lincoln Financial Securities Corp.
Lincoln Investment Planning
Lion Street Financial
LPL Network
Lucia Securities, LLC
MML Investors Services, LLC
Morgan Stanley Smith Barney
Mutual of Omaha Investment Services, Inc.
Park Avenue Securities, LLC
PlanMember Securities Corp.
PNC Investments
Primerica Financial Services, Inc.
Prospera Financial Services
Questar Capital Corporation
Raymond James
RBC Capital Markets Corporation
Robert W Baird & Company
Santander Securities Corp.
SIGMA Financial Corporation
Signator Investors, Inc.
The Advisor Group (AIG)
U.S. Bank Center
UBS Financial Services, Inc.
Valmark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo


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





Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The following tables show the accumulation unit values and the number of outstanding units for each variable investment option at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of 0.90% and 0.50%. The unit values and number of units outstanding for contracts offered under Separate Account A with daily asset charges of 0.70% are available in the Statement of Additional Information. To request a copy of the Statement of Additional Information, please contact our Processing Office. At the date of this Prospectus, unit values and number of units outstanding for contracts offered under Separate Account A with asset based charges of 0.00%, 0.10%, 0.25%, 0.60%, 0.80%, 1.00%, 1.10% and 1.15% did not exist. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.33 $105.90 $101.03 $108.74 $118.13 $112.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       3       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 97.73 $101.57 $104.62 $102.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       5
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.66 $113.13 $111.67 $130.28 $170.11 $183.20 $178.46 $199.82 $229.39 $200.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      13      15      17      24      24      23      24      22      21
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $143.97 $189.25 $180.99 $211.38 $291.41 $297.64 $278.15 $339.81 $390.96 $327.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        18      37      54      67      92     103     114     125     131     140
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.58 $102.59 $ 98.52 $109.09 $115.11 $111.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 87.50 $107.74 $120.41 $105.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 95.76 $100.49 $121.23 $112.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.12 $ 81.53 $ 81.02 $ 93.73 $124.77 $140.48 $139.88 $152.42 $181.87 $172.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       5       5       7       7       8       9       9       9
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.60 $119.19 $113.99 $126.51 $143.08 $145.18 $138.18 $150.03 $172.32 $157.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       4       7      10      12      12      13      17      18
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 96.50 $100.55 $ 99.57 $101.44 $103.84 $101.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       6      11      18      18      21
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $119.90 $109.05 $125.86 $164.25 $177.09 $170.04 $201.68 $230.30 $200.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.50 $110.17 $125.36 $162.66 $181.49 $180.51 $198.61 $237.69 $221.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       2       3       3
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $123.95 $109.88 $125.70 $171.15 $176.49 $165.98 $198.25 $223.70 $195.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.13 $135.74 $124.42 $140.78 $176.39 $183.05 $178.21 $192.13 $226.77 $205.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        70     120     155     191     255     283     301     313     320     325
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.55 $116.64 $120.67 $118.82 $124.79 $135.86 $129.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       4       6       8       8       8
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.72 $123.01 $124.22 $128.74 $133.12 $135.37 $133.82 $136.50 $141.97 $138.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      24      31      37      46      56      58      58      54      52
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $102.93 $112.73 $115.97 $114.40 $119.00 $127.34 $122.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $101.61 $105.11 $106.87 $105.73 $107.74 $111.34 $108.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.20 $125.60 $123.59 $131.51 $143.67 $146.88 $144.61 $150.09 $161.86 $154.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        28      50      65      79      96     103     113     117     122     127
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $261.39 $288.71 $250.88 $290.84 $346.90 $349.58 $340.45 $352.51 $440.46 $383.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      21      27      32      33      33      35      37      38      39
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.64 $126.25 $103.93 $119.79 $139.51 $129.63 $122.89 $122.05 $152.77 $128.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      23      28      30      33      46      49      52      53      58
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $111.66 $ 92.90 $107.33 $128.82 $119.43 $115.51 $114.34 $140.79 $119.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       3       3       4       4       6
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $127.74 $134.27 $111.55 $129.86 $153.56 $141.26 $135.56 $135.34 $165.48 $136.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        36      49      44      46      52      51      50      50      48      48
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 85.32 $ 96.54 $ 91.62 $104.40 $136.11 $150.56 $149.76 $163.00 $197.00 $182.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       5       5       5       6       6       7       6       6
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.35 $111.55 $106.50 $120.04 $161.06 $177.31 $182.80 $191.14 $244.77 $235.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        23      24      28      27      22      75      74      70      65      63
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.08 $105.27 $ 99.31 $114.03 $149.69 $166.49 $158.36 $180.99 $204.22 $182.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        63      66      65      59      56      57      53      51      50      49
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.69 $137.98 $123.85 $145.59 $192.00 $210.96 $201.66 $235.17 $261.78 $224.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        31      36      35      35      36      34      33      31      29      27
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $185.70 $202.78 $196.64 $212.01 $237.66 $242.66 $238.35 $248.87 $273.88 $258.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       113     166     198     223     215     236     245     253     256     260
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.17 $120.66 $125.56 $123.45 $130.96 $145.10 $136.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       7      11      13      15      17
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.62 $136.66 $128.72 $142.26 $168.88 $173.67 $169.88 $180.59 $205.63 $189.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       160     246     297     342     393     417     425     434     433     431
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.50 $119.15 $123.72 $121.85 $125.31 $140.21 $130.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       3       4       4       3
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $166.93 $220.99 $218.13 $249.86 $342.12 $351.16 $337.88 $376.97 $458.28 $418.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      12      14      14      14      15      16      15      15      16
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.33 $101.84 $101.01 $111.34 $126.42 $133.05 $127.85 $139.94 $152.57 $144.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      12      12      11      14      16      20      19      19      17
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.29 $101.33 $ 90.80 $105.13 $142.40 $144.12 $133.49 $165.18 $182.90 $157.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       2       3       3       3       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 75.98 $ 83.12 $ 78.72 $ 89.49 $109.34 $114.29 $110.08 $119.46 $136.09 $123.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8       9      10      12      13      15      15      13      15
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.45 $173.65 $158.84 $171.19 $235.04 $231.27 $216.60 $205.36 $260.30 $253.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      27      45      60      67      69      71      72      71      76
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.84 $128.52 $131.03 $146.18 $184.38 $197.01 $217.73 $230.48 $307.42 $295.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       5       7       8       8       8       8      14      16      16
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.36 $ 88.15 $ 80.10 $ 94.73 $119.17 $119.40 $115.20 $120.19 $144.46 $125.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       7       8       8      11      12      14      14      13      13
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $105.40 $ 99.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.01 $141.96 $148.19 $154.67 $151.74 $153.96 $151.59 $154.64 $156.68 $154.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       8      11      16      16      17      20      20      19      20
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.86 $132.65 $110.84 $122.33 $179.16 $172.91 $161.00 $174.48 $215.03 $202.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       5       5       5       5       5       5       5       4
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $148.28 $182.96 $164.97 $190.90 $270.01 $253.90 $218.57 $271.27 $299.20 $257.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        12      13      12      11      13      12      11      10      10       9
------------------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $201.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       6
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.97 $175.79 $168.80 $190.08 $259.45 $282.06 $262.33 $306.68 $328.58 $299.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      40      54      67      75      79      82      89      87      84
------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.17 $ 91.15 $ 86.31 $ 97.68 $125.14 $136.04 $131.61 $147.59 $167.04 $148.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       6       6       6       8       8       8       8       7       7
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $165.98 $191.06 $190.83 $218.60 $286.97 $318.67 $315.63 $349.36 $417.10 $389.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        62      63      58      52      50      47      43      41      40      40
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.40 $116.78 $121.28 $123.99 $120.91 $122.72 $122.14 $122.72 $123.39 $122.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        13      16      17      22      26      31      35      39      42      45
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 94.70 $ 90.88 $ 73.72 $ 80.15 $106.44 $ 89.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       3
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $183.42 $208.43 $210.20 $240.04 $312.84 $350.25 $349.87 $385.70 $462.67 $435.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        42      54      58      61      66      70      74      81      92     105
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $217.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      61
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.54 $121.72 $125.93 $129.44 $125.05 $125.03 $119.19 $118.92 $123.33 $120.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      12      19      23      24      25      25      27      26      28
------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $168.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $165.19 $171.04 $178.93 $179.04 $174.52 $175.60 $174.77 $173.98 $173.00 $172.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       4       5       5       5       6       5       5       5
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.91 $129.53 $112.99 $130.18 $156.71 $144.58 $140.22 $142.01 $173.42 $145.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        45      47      47      48      50      55      59      61      66      74
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.30 $105.39 $102.37 $120.13 $160.76 $173.52 $161.31 $187.63 $219.38 $190.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       4       4       5       8      24      28      27      27      26
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $152.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       6
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $131.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       7
------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 75.96
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      15
------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $170.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      37
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.30 $111.64 $104.85 $120.58 $162.26 $183.92 $178.11 $214.51 $250.25 $209.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       2       4       5
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 68.69 $ 78.93 $ 80.07 $ 91.03 $119.52 $132.94 $138.15 $145.60 $186.46 $180.59
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      14      18      23      27      34      44      55      62      70
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 60.50 $ 59.76 $ 69.05 $ 90.04 $100.49 $ 95.17 $109.86 $123.03 $111.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       6      19      20      32      38      43      48      52      58
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $100.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      97
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $151.63 $134.16 $159.14 $179.23 $168.73 $167.54 $169.32 $221.59 $199.01
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      16      25      34      40      39      41      46      52      58
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $192.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      75
------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $321.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      14
------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $184.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      35
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.16 $119.83 $115.90 $134.47 $176.67 $190.82 $183.70 $218.30 $249.83 $218.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        43      54      55      57      73      85      98     114     129     141
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $142.03 $140.88 $139.62 $138.36 $137.11 $135.88 $134.65 $133.45 $132.78 $133.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        25      23      24      26      27      27      33      27      27      30
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.87 $107.16 $ 97.04 $115.76 $144.92 $146.19 $149.48 $148.20 $199.18 $170.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       6       8       9      15      17      19      19      20      23
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 90.99 $ 97.27 $ 94.11 $102.89 $104.93 $102.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       5      11      17      20      24
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $111.46 $111.38 $110.17 $110.81 $109.90 $108.82 $107.54 $108.70 $109.76 $109.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      28      27      28      32      33      33      32      30      31
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $172.52 $182.03 $183.03 $186.20 $180.32 $183.88 $182.64 $183.13 $184.01 $182.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8       9       9      10       9      10      11      10       9       9
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.11 $164.72 $156.72 $179.44 $244.43 $253.98 $240.19 $286.90 $324.16 $284.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      26      25      26      31      33      34      37      39      42
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.88 $108.29 $105.23 $124.02 $169.52 $182.51 $199.36 $200.22 $264.63 $258.00
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        10      27      45      62      71      72      80      84      88      95
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $102.89 $102.63 $119.05 $150.81 $162.13 $153.86 $179.48 $200.37 $181.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $112.63 $ 99.51 $112.97 $152.11 $159.83 $155.81 $172.83 $206.45 $174.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       2       3       4       4
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 90.89 $106.62 $138.16 $154.08 $155.47 $176.47 $189.48 $173.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       5       7
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 95.26 $110.41 $116.82 $117.60 $112.62 $123.69 $130.08 $124.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       3       4       6       7       9      10      11
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.82 $106.39 $116.62 $148.47 $153.27 $145.39 $163.05 $185.26 $162.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       2       3       3       3       4       5
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $124.50 $122.16 $137.59 $186.92 $189.10 $176.64 $195.78 $220.65 $185.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.38 $110.97 $130.46 $142.86 $144.28 $133.68 $153.92 $162.73 $157.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       4      18      35      52      66      78      87      99
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $112.82 $ 99.95 $104.16 $147.99 $148.99 $150.43 $153.43 $187.20 $177.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.04 $111.25 $131.01 $171.04 $187.65 $185.88 $199.53 $243.27 $227.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $191.84 $201.23 $255.46 $254.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       3       4       4       4
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 53.16 $ 62.06 $ 57.71 $ 65.40 $ 89.07 $ 97.85 $100.96 $103.63 $134.05 $132.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      19      14      14      11      10       9       8       7       7
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.05 $142.14 $149.04 $155.78 $150.75 $154.99 $153.79 $156.43 $159.68 $157.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      10      13      16      16      17      18      19      19      20
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.40 $122.48 $111.81 $127.92 $177.69 $184.65 $180.20 $190.69 $239.36 $223.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       6       7      10      10      11      11      12      12
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.90%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $128.24 $158.75 $136.35 $155.14 $208.47 $217.62 $203.69 $240.37 $260.30 $225.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       7       8       9      11      11      10      10      10      11
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.59 $122.00 $115.08 $129.35 $173.81 $195.59 $206.03 $222.44 $306.69 $310.88
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      10      10      12      12      13      14      15      15      16
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.64 $105.35 $121.73 $158.57 $173.48 $177.26 $195.52 $226.00 $205.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $123.43 $113.09 $117.82 $ 99.58 $ 80.19 $ 59.07 $ 67.25 $ 68.01 $ 57.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       1       2       2       2
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.68 $103.90 $100.06 $109.93 $124.27 $126.80 $123.26 $129.03 $142.33 $134.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6      14      14      16      18      15      17      17      12       7
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 91.54 $101.54 $ 96.70 $108.15 $127.64 $131.59 $127.75 $135.99 $155.55 $144.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      15      19      22      29      31      36      36      36      35
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 89.69 $100.20 $ 94.68 $107.07 $129.72 $134.33 $130.41 $139.61 $162.94 $149.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      11      13      15      19      22      24      26      28      31
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.37 $ 98.09 $ 91.83 $105.04 $130.35 $135.35 $131.15 $141.26 $167.57 $152.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       7       9      11      13      16      19      21      23      27
------------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 91.83 $ 99.86 $120.77 $109.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.51 $102.67 $117.07 $117.90 $118.99 $112.84 $115.11 $116.28 $117.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2       3       4       4       6       7       7
------------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 83.18 $ 84.99 $ 92.90 $ 74.25 $ 48.84 $ 69.41 $ 67.43 $ 47.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       2       6      10      13      17      21      23      25
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.60 $106.60 $102.12 $110.35 $120.36 $114.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 97.98 $102.24 $105.73 $104.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       5       6
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.76 $116.00 $114.96 $134.67 $176.55 $190.90 $186.71 $209.90 $241.94 $212.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       2       6      12      16      19      25      27
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $147.03 $194.05 $186.34 $218.50 $302.44 $310.16 $291.02 $356.95 $412.34 $346.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       2       3       4       5       8      11      15
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.84 $103.27 $ 99.58 $110.70 $117.28 $114.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
1290 VT SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 87.72 $108.45 $121.70 $107.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       8       8
------------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 96.00 $101.16 $122.52 $114.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.36 $ 75.42 $ 75.24 $ 87.40 $116.81 $132.05 $132.02 $144.44 $173.04 $164.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       1       2
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.73 $119.82 $115.06 $128.21 $145.58 $148.32 $141.73 $154.51 $178.18 $163.89
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2       2
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 96.75 $101.22 $100.64 $102.94 $105.80 $104.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       6      10      14      14      16
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.56 $ 97.31 $112.76 $147.75 $159.94 $154.19 $183.62 $210.52 $183.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $103.64 $ 99.26 $113.40 $147.73 $165.50 $165.27 $182.57 $219.37 $205.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $105.39 $ 93.80 $107.75 $147.29 $152.50 $144.00 $172.69 $195.64 $171.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       2       2
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $124.22 $139.76 $128.63 $146.13 $183.82 $191.54 $187.23 $202.67 $240.17 $218.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       3       2       3       6      14      30      34
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.82 $117.41 $121.96 $120.58 $127.15 $138.98 $132.50
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       5      10      22      25
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $118.67 $126.66 $128.42 $133.63 $138.73 $141.64 $140.60 $143.99 $150.36 $147.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       4       4       5       6       9       9
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.19 $113.48 $117.21 $116.09 $121.24 $130.26 $125.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       3       6       7
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $101.87 $105.81 $108.02 $107.30 $109.78 $113.89 $111.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       6      11      12
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.17 $129.33 $127.77 $136.50 $149.73 $153.69 $151.92 $158.32 $171.43 $164.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       7      11      20      23      24      23
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $217.50 $241.20 $210.44 $244.94 $293.34 $296.80 $290.21 $301.70 $378.49 $330.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.72 $117.07 $ 96.76 $111.98 $130.94 $122.16 $116.27 $115.94 $145.71 $123.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --      --      --      --       1       1       2       2       1
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.68 $ 87.43 $101.43 $122.23 $113.78 $110.49 $109.81 $135.76 $115.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.14 $113.07 $ 94.32 $110.24 $130.89 $120.89 $116.48 $116.76 $143.34 $119.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.72 $ 95.11 $ 90.63 $103.69 $135.72 $150.74 $150.54 $164.52 $199.63 $185.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 57.27 $ 65.22 $ 62.52 $ 70.75 $ 95.31 $105.35 $109.05 $114.49 $147.20 $142.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1      --      --       3       6       6       7       7
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.72 $118.77 $112.50 $129.69 $170.94 $190.89 $182.31 $209.19 $237.00 $212.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $146.11 $178.03 $160.44 $189.37 $250.75 $276.62 $265.50 $310.86 $347.42 $299.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       2       1       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.11 $105.37 $102.59 $111.06 $125.00 $128.14 $126.37 $132.48 $146.38 $138.70
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.44 $121.46 $126.90 $125.27 $133.44 $148.43 $140.11
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5      12      29      43
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $126.77 $140.71 $133.07 $147.66 $176.00 $181.72 $178.48 $190.50 $217.78 $201.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       5       6       6       7       6       8       9      22      26
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.76 $119.94 $125.04 $123.65 $127.68 $143.43 $134.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.30 $120.02 $118.95 $136.80 $188.08 $193.83 $187.25 $209.75 $256.02 $234.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.57 $103.63 $103.19 $114.20 $130.20 $137.58 $132.74 $145.87 $159.68 $152.04
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       4       7       9       9      10      10       9
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.39 $103.11 $ 92.77 $107.84 $146.66 $149.03 $138.59 $172.18 $191.43 $166.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       5       5       5       5       5       5
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.79 $ 84.35 $ 80.20 $ 91.54 $112.30 $117.85 $113.98 $124.18 $142.04 $129.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       4       9      10       8       8      10      10
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.96 $177.66 $163.17 $176.56 $243.39 $240.46 $226.11 $215.24 $273.92 $267.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       1       1      --      --       1       1       3
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.39 $131.79 $134.90 $151.11 $191.36 $205.29 $227.81 $242.11 $324.23 $312.98
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       3
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.47 $ 89.69 $ 81.83 $ 97.17 $122.73 $123.46 $119.61 $125.28 $151.20 $132.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $105.68 $100.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 88.11 $ 93.72 $ 98.22 $102.94 $101.39 $103.29 $102.11 $104.58 $106.39 $105.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.09 $136.02 $114.12 $126.46 $185.94 $180.19 $168.45 $183.29 $226.80 $214.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.43 $180.17 $163.11 $189.51 $269.12 $254.09 $219.62 $273.66 $303.06 $262.38
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1      --       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $208.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      22
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.48 $144.66 $139.47 $157.69 $216.10 $235.89 $220.27 $258.55 $278.13 $254.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       3       7       9      11      14      15
------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 83.28 $ 92.75 $ 88.18 $100.20 $128.88 $140.68 $136.64 $153.85 $174.82 $156.43
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 77.16 $ 89.18 $ 89.43 $102.86 $135.57 $151.16 $150.32 $167.06 $200.25 $187.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.08 $121.12 $126.30 $129.64 $126.94 $129.36 $129.27 $130.40 $131.65 $131.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       4       5       5       5       8       7
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 94.95 $ 91.49 $ 74.51 $ 81.33 $108.45 $ 91.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       3       2
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 84.82 $ 96.77 $ 97.99 $112.35 $147.01 $165.26 $165.75 $183.45 $220.95 $208.99
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $224.80
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.53 $124.32 $129.14 $133.27 $129.27 $129.77 $124.21 $124.43 $129.57 $126.82
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $174.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       5
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.84 $112.11 $117.75 $118.30 $115.78 $116.96 $116.88 $116.82 $116.64 $117.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.60 $ 77.24 $ 67.65 $ 78.26 $ 94.59 $ 87.62 $ 85.32 $ 86.76 $106.37 $ 89.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.05 $107.82 $105.15 $123.90 $166.47 $180.41 $168.39 $196.66 $230.87 $201.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       3       3       3       3       4
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $157.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      28
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $136.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      15
------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 78.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $175.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.38 $116.66 $110.00 $127.02 $171.61 $195.31 $189.89 $229.62 $268.96 $226.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       5       9      15      19
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.48 $ 74.39 $ 75.76 $ 86.48 $114.01 $127.32 $132.85 $140.58 $180.75 $175.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1      --      --       1       1       2       3       4
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $ 61.79 $ 61.28 $ 71.09 $ 93.08 $104.31 $ 99.19 $114.95 $129.25 $117.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $103.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      43
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $155.13 $137.81 $164.13 $185.60 $175.43 $174.90 $177.47 $233.19 $210.28
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1      --       2       5      10
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $198.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $332.61
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       9
------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $190.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.20 $127.87 $124.17 $144.65 $190.81 $206.93 $200.01 $238.64 $274.21 $240.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       3       6       8
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.97 $106.54 $106.01 $105.48 $104.95 $104.43 $103.90 $103.38 $103.28 $104.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.14 $109.04 $ 99.14 $118.74 $149.26 $151.18 $155.20 $154.49 $208.47 $179.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       2       4       8      11      14
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 91.23 $ 97.91 $ 95.12 $104.42 $106.91 $104.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       2       8      10      10      16      23
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.57 $113.96 $113.17 $114.29 $113.81 $113.14 $112.26 $113.93 $115.50 $116.02
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       3       3       4       3       4       5
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.61 $109.76 $110.81 $113.19 $110.05 $112.68 $112.37 $113.12 $114.13 $113.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $136.48 $170.86 $163.21 $187.63 $256.62 $267.72 $254.21 $304.87 $345.84 $305.18
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       2
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.88 $111.04 $108.34 $128.20 $175.94 $190.19 $208.58 $210.32 $279.11 $273.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       1       1       2       5       9
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $103.18 $103.33 $120.35 $153.07 $165.22 $157.43 $184.38 $206.67 $188.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       2       2       4       5       6       6
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $112.95 $100.19 $114.20 $154.39 $162.88 $159.43 $177.55 $212.94 $180.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       2       4
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 91.51 $107.78 $140.23 $157.02 $159.08 $181.29 $195.45 $179.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       5      10      12      17      23      27
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 95.50 $111.14 $118.07 $119.34 $114.74 $126.53 $133.61 $128.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       4       5       5       6
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.77 $ 97.47 $107.28 $137.13 $142.13 $135.37 $152.42 $173.88 $152.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.11 $107.50 $121.56 $165.81 $168.42 $157.96 $175.78 $198.91 $167.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.52 $111.56 $131.69 $144.79 $146.81 $136.58 $157.89 $167.60 $163.23
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       4       8      12      16      20      25
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $113.13 $100.63 $105.30 $150.20 $151.84 $153.92 $157.62 $193.09 $184.22
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       3
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.19 $111.85 $132.25 $173.35 $190.96 $189.91 $204.68 $250.56 $235.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $196.01 $206.42 $263.11 $263.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       1       2
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 64.15 $ 99.90 $ 93.39 $106.13 $144.87 $159.53 $165.06 $169.89 $220.35 $218.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $139.47 $147.39 $155.17 $162.84 $158.21 $163.32 $162.72 $166.18 $170.31 $168.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       2       5       7       8       8
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.60 $127.00 $116.41 $133.71 $186.49 $194.58 $190.66 $202.57 $255.30 $239.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $132.45 $164.62 $141.96 $162.17 $218.80 $229.33 $215.51 $255.35 $277.63 $241.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $108.02 $126.51 $119.81 $135.22 $182.43 $206.11 $217.98 $236.30 $327.10 $332.93
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.93 $106.07 $123.06 $160.94 $176.79 $181.37 $200.86 $233.11 $213.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       3       3       4       4       4
------------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.50%. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2009   2010    2011    2012    2013    2014    2015    2016    2017    2018
-----------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $123.78 $113.87 $119.10 $101.07 $ 81.72 $ 60.44 $ 69.09 $ 70.15 $ 59.88
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --       1       1       1       1       1
-----------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $95.96 $105.72 $102.23 $112.77 $127.99 $131.12 $127.97 $134.50 $148.96 $141.83
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       3       7      10      10
-----------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $92.77 $103.33 $ 98.80 $110.93 $131.46 $136.08 $132.64 $141.76 $162.80 $152.03
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --       1       6      10      37      47
-----------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $90.90 $101.96 $ 96.73 $109.83 $133.60 $138.90 $135.40 $145.54 $170.54 $157.52
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       4      10      23      34
-----------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $88.55 $ 99.81 $ 93.82 $107.75 $134.25 $139.96 $136.17 $147.26 $175.38 $160.56
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       3       8      20      28
-----------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      --      --      --      -- $ 91.95 $100.19 $121.41 $110.19
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --       1       3      11      17
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                -- $104.80 $103.37 $118.35 $119.67 $121.26 $115.46 $118.26 $119.93 $121.64
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       2       3       8      12      15      17
-----------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $ 83.39 $ 85.55 $ 93.89 $ 75.35 $ 49.76 $ 71.01 $ 69.26 $ 49.33
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --       1       1       1       1       2       3       3
-----------------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: Death benefit example

--------------------------------------------------------------------------------

If you do not elect the enhanced death benefit, the death benefit is equal to
(i) your account value, or (ii) the standard death benefit, less any outstanding loan balance (including any accrued, but unpaid loan interest). The standard death benefit is equal to your total contributions, adjusted for withdrawals, including any withdrawal charges and taxes that may apply. If you elect the enhanced death benefit, the death benefit is equal to (i) the account value, or (ii) the enhanced death benefit as of the date of your death, whichever provides the highest amount.

Please see "Death benefit" under "Contract features and benefits" earlier in this prospectus for more detailed information.

The following illustrates the death benefit calculation. Assuming $100,000 is allocated to the variable investment options, no additional contributions, no transfers and no loans or withdrawals, the death benefit for a participant age 45 would be calculated as follows:

---------------------------------------------------------------------------------
END OF PARTICIPATION YEAR  ACCOUNT VALUE/(1)/ CONTRIBUTION ENHANCED DEATH BENEFIT
---------------------------------------------------------------------------------
           1                   $105,000/(2)/    $100,000            $100,000
---------------------------------------------------------------------------------
           2                   $115,500/(2)/                        $100,000
---------------------------------------------------------------------------------
           3                   $129,360/(2)/                      $129,360/(2)/
---------------------------------------------------------------------------------
           4                     $103,488                         $129,360/(3)/
---------------------------------------------------------------------------------
           5                     $113,837                         $129,360/(3)/
---------------------------------------------------------------------------------
           6                     $127,497                         $129,360/(3)/
---------------------------------------------------------------------------------
           7                     $127,497                         $129,360/(3)/
---------------------------------------------------------------------------------
           8                   $133,872/(2)/                        $129,360
---------------------------------------------------------------------------------
           9                     $147,259                         $147,259/(4)/
---------------------------------------------------------------------------------

The account values for participation years 1 through 9 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%,
12.00%, 0.00%, 5.00% and 10.00%. We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

(1)If the enhanced death benefit was not elected, the death benefit on each participation date anniversary would be equal to the account value, since it is higher than the contribution.

(2)If the enhanced death benefit was elected, at the end of participation years 1, 2, 3 and 8, the death benefit will be equal to the account value. Also in participation year 3, the enhanced death benefit is increased to equal the account value.

(3)At the end of participation years 4, 5, 6 and 7, the death benefit would be equal to the enhanced death benefit since it is higher than the account value. Also, at the end of participation year 6, no adjustment would be made to the enhanced death benefit, since the enhanced death benefit is higher than the account value.

(4)At the end of participation year 9, the enhanced death benefit would be increased to the account value, since the account value on the participation date anniversary is higher than the current enhanced death benefit.

                      APPENDIX II: DEATH BENEFIT EXAMPLE

Appendix III: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

STATES WHERE CERTAIN EQUI-VEST(R) STRATEGIES (SERIES 901) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

-----------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------------
CALIFORNIA  See "Your right to cancel within  All contract types                If you reside in the state of
            a certain number of Days" in                                        California and you are age 60 or
            "Contract features and benefits"                                    older at the time the
                                                                                certificate is issued, you may
                                                                                return your variable annuity
                                                                                certificate within 30 days from
                                                                                the date you receive it and
                                                                                receive a refund as described
                                                                                below:
                                                                                If you allocate your entire
                                                                                initial contribution to the
                                                                                EQ/Money Market option (and/or
                                                                                guaranteed interest option), the
                                                                                amount of your refund will be
                                                                                equal to your contribution less
                                                                                interest, unless you make a
                                                                                transfer, in which case the
                                                                                amount of your refund will be
                                                                                equal to your account value on
                                                                                the date we receive your request
                                                                                to cancel at our processing
                                                                                office. This amount could be
                                                                                less than your initial
                                                                                contribution. If you allocate
                                                                                any portion of your initial
                                                                                contribution to the variable
                                                                                investment options (other than
                                                                                the EQ/Money Market option),
                                                                                your refund will be equal to
                                                                                your account value on the date
                                                                                we receive your request to
                                                                                cancel at our processing office.

            See "Withdrawal charge" in the    All contract types                Waiver (14) is not available.
            "Charges under the contracts"
            section under "Charges and
            expenses"
-----------------------------------------------------------------------------------------------------------------
FLORIDA     See "Your right to cancel within  All contract types                If you reside in the state of
            a certain number of days" in                                        Florida, you may cancel your
            "Contract features and benefits"                                    variable annuity contract and
                                                                                return it to us within 21 days
                                                                                from the date that you receive
                                                                                it. You will receive an
                                                                                unconditional refund equal to
                                                                                the greater of the cash
                                                                                surrender value provided in the
                                                                                annuity contract, plus any fees
                                                                                or charges deducted from the
                                                                                contributions or imposed under
                                                                                the contract, or a refund of all
                                                                                contributions paid.
-----------------------------------------------------------------------------------------------------------------

                                     III-1

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 STATE         FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------------
FLORIDA        See "Withdrawal charge" in "      All contract types                If you are age 65 or older at
(CONTINUED)    Charges and expenses"                                               the time your certificate is
                                                                                   issued, the applicable
                                                                                   withdrawal charge will not
                                                                                   exceed 10% of the amount
                                                                                   withdrawn. In addition, no
                                                                                   charge will apply after the end
                                                                                   of the 10th participation year
                                                                                   or 10 years after a contribution
                                                                                   is made, whichever is later.
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS  See "Annual administrative        All contract types                The annual administrative charge
               charge" in the "Charges under                                       will not be deducted from
               the contracts" section under                                        amounts allocated to the
               "Charges and expenses"                                              guaranteed interest option.

               See "Withdrawal charge" in the                                      Waivers (12), (13), and (14) are
               "Charges under the contracts"                                       not available.
               section under "Charges and
               expenses"
--------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE  See "Withdrawal charge" in the    All contract types                Waiver (14) regarding the
               "Charges under the contracts"                                       definition of a nursing home is
               section under "Charges and                                          changed to: A nursing home for
               expenses"                                                           this purpose means one that is
                                                                                   (a) approved by Medicare as a
                                                                                   provider of skilled nursing care
                                                                                   service, or qualified to receive
                                                                                   approval of Medicare benefits,
                                                                                   or (b) operated pursuant to law
                                                                                   as a skilled nursing care
                                                                                   service. The second bulleted
                                                                                   item under Waiver (14) in this
                                                                                   section is revised as follows:
                                                                                   .   it provides continuous room
                                                                                       and board.
--------------------------------------------------------------------------------------------------------------------
NEW YORK       See "Your annuity payout          TSA 403(b) contracts              The fixed life annuity and
               options" under "Accessing your                                      Variable Immediate Annuity pay-
               money"                                                              out options are not available.
               See "Selecting an annuity payout  TSA 403(b) contracts              The maximum maturity date is the
               option" in the "Accessing your                                      contract date anniversary that
               money" section.                                                     follows the annuitant's 90th
                                                                                   birthday.
                                                                                   In the fifth paragraph in this
                                                                                   section, the second line in the
                                                                                   paragraph "(1) the amount
                                                                                   applied to purchase the
                                                                                   annuity;" is deleted in its
                                                                                   entirety and \replaced with the
                                                                                   following:

                                                                                   (1) The amount applied to
                                                                                   provide the annuity will be: (a)
                                                                                   the account value for any life
                                                                                   annuity form or (b) the cash
                                                                                   value for any period certain
                                                                                   annuity form except that, if the
                                                                                   period certain is more than five
                                                                                   years, the amount applied will
                                                                                   be no less than 95% of the
                                                                                   account value.

               See "Charge for third-party       TSA 403(b) contracts              The charge for third-party
               transfer or rollover" in the                                        transfer or rollover will not be
               "Charges and expenses" section.                                     deducted from amounts allocated
                                                                                   to the guaranteed interest
                                                                                   option.
-              -----------------------------------------------------------------------------------------------------

                                     III-2

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------
NEW YORK      See "Annual administrative        TSA 403(b) contracts              The annual administrative charge
(CONTINUED)   charge" in the "Charges under                                       will not be deducted from
              the contracts" section under                                        amounts allocated to the
              "Charges and expenses"                                              guaranteed interest option.
                                                                                  The maximum charge for the
                                                                                  annual administrative charge is
                                                                                  $30.

              See "Charge for enhanced death    TSA 403(b) contracts              The charge for the enhanced
              benefit" in the "Charges under                                      death benefit, if elected, will
              the contracts" section under                                        not be deducted from amounts
              "Charges and expenses"                                              allocated to the guaranteed
                                                                                  interest option.
              See "Withdrawal charge" in the    TSA 403(b) contracts              Waiver (12) is revised as
              "Charges under the contracts"                                       follows: You have qualified to
              section under "Charges and                                          receive Social Security
              expenses"                                                           disability benefits as certified
                                                                                  by the Social Security
                                                                                  Administration or you are
                                                                                  totally disabled. Total
                                                                                  disability is your incapacity,
                                                                                  resulting from injury or
                                                                                  disease, to engage in any
                                                                                  occupation for remuneration or
                                                                                  profit. Such total disability
                                                                                  must be certified as having been
                                                                                  continuous for a period of at
                                                                                  least six months prior to notice
                                                                                  of claim and you must continue
                                                                                  to be deemed totally disabled.

                                                                                  Written notice of claim must be
                                                                                  given to us during your lifetime
                                                                                  and during the period of total
                                                                                  disability prior to each
                                                                                  withdrawal. Along with the
                                                                                  Notice of Claim, you must submit
                                                                                  acceptable proof of disability.
                                                                                  Such proof of disability must be
                                                                                  either (a) evidence of Social
                                                                                  Security disability
                                                                                  determination or (b) a statement
                                                                                  from an independent U.S.
                                                                                  licensed physician stating that
                                                                                  you meet the definition of total
                                                                                  disability as stated above. Such
                                                                                  certification must be
                                                                                  resubmitted every 12 months.
                                                                                  Failure to furnish proof of
                                                                                  disability within the required
                                                                                  time will not reduce any claim
                                                                                  if it was not reasonably
                                                                                  possible to give proof within
                                                                                  such time. Such proof must be
                                                                                  furnished as soon as reasonably
                                                                                  possible and in no event, except
                                                                                  in the absence of legal
                                                                                  capacity, later than one year
                                                                                  from the time proof is otherwise
                                                                                  required.
-------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA  See "Your right to cancel within  All contract types                To exercise your cancellation
              a certain number of dates" in                                       right, you must return the
              "Contract features and benefits"                                    certificate directly to our
                                                                                  processing office within 20 days
                                                                                  after you receive it.
-------------------------------------------------------------------------------------------------------------------

                                     III-3

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-------------------------------------------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------------------------
OREGON        See "Selecting an annuity payout  All contract types                You can choose the date annuity
              option" in the "Your annuity                                        payments are to begin, but it
              payout options" section under                                       may not be prior to the date
              "Accessing your money"                                              withdrawal charges no longer
                                                                                  apply.

              See "Loans" in "Accessing your    All contract types                Taking a loan in excess of the
              money"                                                              Internal Revenue Code limits may
                                                                                  result in adverse tax
                                                                                  consequences. Please consult
                                                                                  your tax adviser before taking a
                                                                                  loan that exceeds the Internal
                                                                                  Revenue Code limits.

              See "Charge for third-party       All contract types                The 3rd sentence in this
              transfer or rollover" in the                                        paragraph is replaced with the
              "Charges and expenses" section.                                     following: The maximum charge is
                                                                                  $25 per occurrence per
                                                                                  participant.
-------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA  See "Loans" under "Accessing      All contract types                Taking a loan in excess of
              your money"                                                         Internal Revenue Code limits may
                                                                                  result in adverse tax
                                                                                  consequences. Please consult
                                                                                  your tax adviser before taking a
                                                                                  loan that exceeds the Internal
                                                                                  Revenue Code limits.

              See "Withdrawal charge" in the    All contract types                The first sentence in Waiver
              "Charges under the contracts"                                       (14) is replaced with the
              section under "Charges and                                          following:
              expenses"                                                           You have been confined to a
                                                                                  nursing home FOR UP TO A 90 DAY
                                                                                  PERIOD (or such other period, if
                                                                                  required in your state) as
                                                                                  verified by a licensed
                                                                                  physician. This 90-day period,
                                                                                  also known as an "elimination
                                                                                  period" may be satisfied by
                                                                                  confinement in one or more
                                                                                  nursing home facilities, subject
                                                                                  to the terms and conditions of
                                                                                  this contract. A new elimination
                                                                                  period will be applied only if
                                                                                  more than six months have
                                                                                  elapsed since the previous
                                                                                  confinement or if the
                                                                                  confinement is due to a new or
                                                                                  non-related cause.
-------------------------------------------------------------------------------------------------------------------
RHODE ISLAND  See "Your right to cancel within  All contract types                To exercise your cancellation
              a certain number of dates" in                                       right, you must return the
              "Contract features and benefits"                                    certificate directly to our
                                                                                  processing office within 20 days
                                                                                  after you receive it.
-------------------------------------------------------------------------------------------------------------------

                                     III-4

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

--------------------------------------------------------------------------------------------------------------
 STATE   FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------------------------------------
TEXAS    See "Separate account annual      For TSA participants who are      Total Separate Account annual
         expenses" and "Portfolio          employees of Texas public higher  expenses and total annual
         operating expenses expressed as   education and participate in the  expenses of the Trusts when
         an annual percentage of daily     Texas Optional Retirement         added together are not permitted
         net assets" in the "Fee table"    Program (ORP)                     to exceed 2.75%.

         See "How you can contribute to    TSA 403(b) Contracts              The $2,500,000 limitation on the
         your certificate " in "Contract                                     sum of all contributions under
         features and benefits"                                              all AXA Equitable annuity
                                                                             accumulating contracts with the
                                                                             same owner or annuitant does not
                                                                             apply.

         See "What are your investment     For TSA participants who are      Unavailable variable investment
         options under the contract" in    employees of Texas public higher  options: The variable investment
         "Contract features and benefits"  education and participate in the  options that invest in
                                           Texas Optional Retirement         portfolios of the unaffiliated
                                           Program (ORP)                     trusts are not available.
         See "Personal Income Benefit" in  For TSA participants who are      The Personal Income Benefit
         "Contract features and benefits"  employees of Texas public higher  feature is not available.
                                           education and participate in the
                                           Texas Optional Retirement
                                           Program (ORP)
         See "Withdrawing your account     For TSA participants who are      For participants in a Texas
         value" in "Accessing your money"  employees of Texas public higher  Optional Retirement Program education and participate in the  (ORP), Texas law permits
                                           Texas Optional Retirement         withdrawals only after one of
                                           Program (ORP)                     the following distributable
                                                                             events:
                                                                             .   separation from service from
                                                                                 all Texas public higher
                                                                                 education employment; or
                                                                             .   age 70 1/2.
         See "Annual Administrative        All contract types                To make a withdrawal, your
         charge" in the "Charges under                                       employer must approve the
         the contracts" section under                                        request. If a distributable
         "Charges and expenses"                                              event occurs prior to your being
                                                                             vested, any amounts provided by
                                                                             an employer's first-year
                                                                             matching contribution will be
                                                                             refunded to the employer. Loans
                                                                             and hardship withdrawals are not
                                                                             available.
                                                                             The annual administrative charge
                                                                             will never be greater than
                                                                             $50.00 and will not be deducted
                                                                             from amounts allocated to the
                                                                             guaranteed interest option.
                                                                             Taking a loan in excess of the
                                                                             Internal Revenue Code limits may
                                                                             result in adverse tax
                                                                             consequences. Please consult
                                                                             your tax adviser before taking a
                                                                             loan that exceeds the Internal
                                                                             Revenue Code limits.
         See "Loans" in "Accessing your    All contract types
         money"
--------------------------------------------------------------------------------------------------------------
VERMONT  See "Loans" under "Accessing      All contract types                Taking a loan in excess of
         your money"                                                         Internal Revenue Code limits may
                                                                             result in adverse tax
                                                                             consequences. Please consult
                                                                             your tax adviser before taking a
                                                                             loan that exceeds the Internal
                                                                             Revenue Code limits.
--------------------------------------------------------------------------------------------------------------


                                     III-5

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

-----------------------------------------------------------------------------------------------------------------
 STATE      FEATURES AND BENEFITS             CONTRACT TYPE                     AVAILABILITY OR VARIATION
-----------------------------------------------------------------------------------------------------------------
WASHINGTON  See "Annual Administrative        All contract types                The annual administrative charge
            charge" in the "Charges under                                       will not be deducted from
            the contracts" section under                                        amounts allocated to the
            "Charges and expenses"                                              guaranteed interest option.

            See "Withdrawal Charge" in the    All contract types                Waiver (12) is revised as
            "Charges under the contract"                                        follows: You have qualified to
            section under "Charges and                                          receive Social Security
            expenses"                                                           disability benefits as certified
                                                                                by the Social Security
                                                                                Administration or you are
                                                                                totally disabled. Total
                                                                                disability is your incapacity,
                                                                                resulting from injury or
                                                                                disease, to engage in any
                                                                                occupation for remuneration or
                                                                                profit. Such total disability
                                                                                must be certified as having been
                                                                                continuous for a period of at
                                                                                least six months prior to notice
                                                                                of claim and you must continue
                                                                                to be deemed totally disabled.
                                                                                Written notice of claim must be
                                                                                given to us during your lifetime
                                                                                and during the period of total
                                                                                disability prior to each
                                                                                withdrawal. Along with the
                                                                                Notice of Claim, you must submit
                                                                                acceptable proof of disability.
                                                                                Such proof of disability must be
                                                                                either (a) evidence of Social
                                                                                Security disability
                                                                                determination or (b) a statement
                                                                                from an independent U.S.
                                                                                licensed physician stating that
                                                                                you meet the definition of total
                                                                                disability as stated above. Such
                                                                                certification must be
                                                                                resubmitted every 12 months.
                                                                                Failure to furnish proof of
                                                                                disability within the required
                                                                                time will not reduce any claim
                                                                                if it was not reasonably
                                                                                possible to give proof within
                                                                                such time. Such proof must be
                                                                                furnished as soon as reasonably
                                                                                possible and in no event, except
                                                                                in the absence of legal
                                                                                capacity, later than one year
                                                                                from the time proof is otherwise
                                                                                required.

                                                                                Waiver (14) regarding the
                                                                                definition of a nursing home is
                                                                                deleted, and replaced with

                                                                                "A nursing home for this purpose
                                                                                means any home, place, or
                                                                                institution which operates or
                                                                                maintains facilities providing
                                                                                convalescent or chronic care, or
                                                                                both, for a period in excess of
                                                                                twenty-four consecutive hours
                                                                                for three or more patients not
                                                                                related by blood or marriage to
                                                                                the operator, who by reasons of
                                                                                illness or infirmity, are unable
                                                                                to properly care for themselves
                                                                                and as further defined in RCW
                                                                                18.51.010"
-----------------------------------------------------------------------------------------------------------------

                                     III-6

APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                 AND BENEFITS

Appendix IV: Contract variations

--------------------------------------------------------------------------------

You should note that your contract's options, features and charges may vary from what is described in this prospectus depending on the approximate date on which you purchased your contract. The contract may have been available in your state past the approximate end date below. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix III earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
Prior to October 24, 2011 Loans                     For plans in existence
                                                    prior to October 24,
                                                    2011, the "Loans"
                                                    section in "Accessing
                                                    your money" is deleted
                                                    in its entirely and
                                                    replaced with the
                                                    following:

                                                    If the Plan permits,
                                                    loans are available
                                                    under a 403(b) plan or
                                                    governmental employer
                                                    457(b) EDC plan. Loans
                                                    are subject to federal
                                                    income tax limits and
                                                    are also subject to the
                                                    limits of the Plan. The
                                                    loan rules under ERISA
                                                    may apply to plans not
                                                    sponsored by a
                                                    governmental employer.
                                                    Federal income tax rules
                                                    apply to all plans, even
                                                    if the plan is not
                                                    subject to ERISA. You
                                                    may borrow against your
                                                    account value only under
                                                    a TSA contract or a
                                                    contract issued under a
                                                    governmental employer
                                                    457(b) EDC plan. Loans
                                                    under tax-exempt
                                                    employer EDC plans are
                                                    not available. We do not
                                                    permit loans under any
                                                    contract when the
                                                    required minimum
                                                    distribution automatic
                                                    withdrawal option has
                                                    been elected.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
                                                    Before we make a loan,
                                                    you must properly
                                                    complete and sign a loan
                                                    request form. Generally,
                                                    the approval of the
                                                    employer, its delegate
                                                    or Plan Administrator
                                                    must also be
                                                    demonstrated. Loan
                                                    processing may not be
                                                    completed until we
                                                    receive all information
                                                    and approvals required
                                                    to process the loan at
                                                    our processing office.
                                                    Please note that if we
                                                    receive a properly
                                                    completed and signed
                                                    loan request form (and
                                                    any other information
                                                    necessary to complete
                                                    the loan transaction) at
                                                    our processing office on
                                                    a business day prior to
                                                    the 27th of the month,
                                                    your loan transaction
                                                    will be effective on
                                                    that business day. If we
                                                    receive a properly
                                                    completed and signed
                                                    loan request form (and
                                                    any other information
                                                    necessary to complete
                                                    the loan transaction) at
                                                    our processing office on
                                                    a business day that is
                                                    on the 27th of the month
                                                    or later, your loan will
                                                    be processed on the
                                                    first business day of
                                                    the month following the
                                                    date it was received. In
                                                    the case of certain TSA
                                                    contracts subject to
                                                    ERISA, the written
                                                    consent of your spouse
                                                    will be required to
                                                    obtain a loan and the
                                                    Plan Administrator needs
                                                    to sign the loan form.
                                                    In the case of
                                                    governmental employer
                                                    EDC contracts, the loan
                                                    must be approved by the
                                                    contract owner;
                                                    generally, your
                                                    employer, plan trustee,
                                                    or the Plan
                                                    Administrator as
                                                    authorized under the
                                                    governmental employer
                                                    plan. Please see the
                                                    loan provisions stated
                                                    in the contract and read
                                                    the terms and conditions
                                                    in the loan request form
                                                    carefully and consult
                                                    with a tax advisor
                                                    before taking a loan.
                                                    Also, see Appendix III
                                                    earlier in this
                                                    prospectus for any state
                                                    rules that may affect
                                                    loans from a TSA or
                                                    governmental employer
                                                    EDC contract.

                                                    We permit only one loan
                                                    to be outstanding at any
                                                    time.

                                                    A loan will not be
                                                    treated as a taxable
                                                    distribution unless:
                                                    .   it exceeds limits of
                                                        federal income tax
                                                        rules; or
                                                    .   interest and
                                                        principal are not
                                                        paid when due; or
                                                    .   in some instances,
                                                        service with the
                                                        employer terminates.

                                                    Taking a loan in excess
                                                    of the Internal Revenue
                                                    Code limits may result
                                                    in adverse tax
                                                    consequences.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
                                                    The tax consequences of
                                                    failure to repay a loan
                                                    when due are
                                                    substantial, and may
                                                    result in severe
                                                    restrictions on your
                                                    ability to borrow
                                                    amounts under any plans
                                                    of your employer in the
                                                    future.

                                                    LOAN RESERVE ACCOUNT. On
                                                    the date your loan is
                                                    processed, we will
                                                    transfer to a "loan
                                                    reserve account" an
                                                    amount equal to the sum
                                                    of (a) and (b), where
                                                    (a) is the loan amount
                                                    (which will earn
                                                    interest at the "loan
                                                    reserve account rate"
                                                    while your loan is
                                                    outstanding), and (b) is
                                                    10% of the loan amount
                                                    (which will earn
                                                    interest at the
                                                    guaranteed interest rate
                                                    while your loan is
                                                    outstanding). You may
                                                    not make any partial
                                                    withdrawals or transfers
                                                    among investment options
                                                    or other transaction
                                                    from the loan reserve
                                                    account until after
                                                    repayment of the
                                                    principal amount then
                                                    due. You may specify on
                                                    the loan request form
                                                    from which investment
                                                    option(s) the loan
                                                    reserve account will be
                                                    funded.

                                                    The "loan reserve
                                                    account rate" will equal
                                                    the loan interest rate
                                                    minus a maximum rate of
                                                    2%. This excess of the
                                                    interest rate that we
                                                    charge is also referred
                                                    to as the "net loan
                                                    interest charge." Loans
                                                    are discussed further in
                                                    "Tax information"
                                                    earlier in this
                                                    prospectus.

                                                    LOANS AND THE PERSONAL
                                                    INCOME BENEFIT. If you
                                                    activated the Personal
                                                    Income Benefit by
                                                    allocating amounts to
                                                    the Personal Income
                                                    Benefit variable
                                                    investment options and
                                                    request a loan, you will
                                                    be able to specify the
                                                    investment options from
                                                    which the loan will be
                                                    taken. When taking a
                                                    loan, you must deplete
                                                    the Non-Personal Income
                                                    Benefit investment
                                                    options before utilizing
                                                    the Personal Income
                                                    Benefit variable
                                                    investment options. If
                                                    you do not specify
                                                    investment options, the
                                                    loan amount will be
                                                    taken from your
                                                    Non-Personal Income
                                                    Benefit account value
                                                    first. If there are
                                                    insufficient values to
                                                    complete your loan
                                                    request, the remaining
                                                    loan amount will be
                                                    taken from the Personal
                                                    Income Benefit account
                                                    value. If a loan is
                                                    taken from your Personal
                                                    Income Benefit account
                                                    value, this amount is
                                                    allocated to the loan
                                                    reserve account and your
                                                    Guaranteed Annual
                                                    Withdrawal Amount and
                                                    Ratchet Base will be
                                                    reduced on a pro rata
                                                    basis.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

-----------------------------------------------------------------------------
 APPROXIMATE TIME PERIOD  FEATURE/BENEFIT           VARIATION
-----------------------------------------------------------------------------
                                                    All loan repayments will
                                                    be applied to guaranteed
                                                    interest option. Loan
                                                    amounts repaid into the
                                                    guaranteed interest
                                                    option and subsequently
                                                    transferred into the
                                                    Personal Income Benefit
                                                    variable investment
                                                    options will receive the
                                                    GTWR. If you have an
                                                    outstanding loan, it
                                                    must be repaid before
                                                    you can elect to receive
                                                    Guaranteed Annual
                                                    Withdrawal Amount
                                                    payments.

                                                    If you have defaulted
                                                    (failed to repay as
                                                    required) a loan, we
                                                    will treat the unpaid
                                                    loan balance (plus any
                                                    unpaid loan interest
                                                    that is due) as a deemed
                                                    distribution and
                                                    withdrawal from the
                                                    contract. Loan defaults
                                                    and withdrawals may have
                                                    adverse tax
                                                    consequences. See
                                                    "Distributions from
                                                    TSAs" in "Tax
                                                    information" earlier in
                                                    this prospectus.

                                                    If Guaranteed Annual
                                                    Withdrawal Amount
                                                    payments have begun and
                                                    you had previously
                                                    defaulted on a loan and
                                                    would like to repay the
                                                    loan, we will permit you
                                                    to do so. Your loan
                                                    repayments will be
                                                    allocated to the
                                                    guaranteed interest
                                                    option.
-----------------------------------------------------------------------------

                       APPENDIX IV: CONTRACT VARIATIONS

Statement of additional information

--------------------------------------------------------------------------------


TABLE OF CONTENTS
                                               PAGE

Who is AXA Equitable?                           2

Calculation of annuity payments                 2

Custodian                                       2

Independent registered public accounting firm   2

Distribution of the contracts                   2

Calculating unit values                         3

Condensed financial information                 4

Financial Statements                            11


HOW TO OBTAIN AN EQUI-VEST(R) STRATEGIES (SERIES 901) STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 628-6673 or send this request form to:
  EQUI-VEST(R)
  Employer Sponsored Programs
  Processing Office
  AXA Equitable
  P.O. Box 4956
  Syracuse, NY 13221-4956


----------------------------------------------------------------------------------
Please send me an EQUI-VEST(R) Strategies (Series 901) Statement of
Additional Information dated May 1, 2019.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                        #646720

EQUI-VEST(R) Strategies (Series 901)

A group flexible premium deferred variable annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED

MAY 1, 2019




--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Strategies (Series 901) dated May 1, 2019. That prospectus provides detailed information concerning the contracts and the variable investment options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing our Processing Office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free,
(800) 628-6673, or by contacting your financial professional.


             TABLE OF CONTENTS

             Who is AXA Equitable?                               2

             Calculation of annuity payments                     2

             Custodian                                           2

             Independent registered public accounting firm       2

             Distribution of the contracts                       2

             Calculating unit values                             3

             Condensed financial information                     4

             Financial statements                               11




   EQUI-VEST(R) is a registered service mark of AXA Equitable Life Insurance
                           Company (AXA Equitable).
Co-distributed by affiliates, AXA Advisors, LLC and AXA Distributors, LLC, 1290
                  Avenue of the Americas, New York, NY 10104


  Copyright 2019 AXA Equitable Life Insurance Company -- All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                       EV Strategies Series 901

                                                                        #646720

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. No company other than AXA Equitable has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


CALCULATION OF ANNUITY PAYMENTS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Payout option, you should read the prospectus which contains important information you should know.

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a certificate, their respective annuity unit values, and a net investment factor. The annuity unit values used may vary, although the method of calculating annuity unit values set forth below remains the same. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

.. .00013366 of the net investment factor for a certificate with an assumed base rate of net investment return of 5% a year; or

.. .00009425 of the net investment factor for a certificate with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected fund for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the account value on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the certificate would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October, the annuity payment due in December would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account at December 31, 2018 and for each of the two years in the period ended December 31, 2018, and the consolidated financial statements and financial statement schedules of AXA Equitable at December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $0, $0 and $0 for each of the years 2018, 2017 and 2016. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $525,064,725 in 2018, $521,468,953 in 2017 and $542,160,541 in 2016.
Of these amounts, for each of these three years, AXA Advisors retained $242,921,348, $267,653,575 and $281,641,950, respectively.

Under a Distribution Agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $466,293,494 in 2018, $480,771,028 in 2017 and $507,645,857 in 2016, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $0, $0 and $7,262,669, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Strategies may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

Condensed financial information

--------------------------------------------------------------------------------


The information presented is shown for the past ten years, or from the first year the particular contracts were offered, if less than ten years ago.

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $104.46 $106.25 $101.57 $109.55 $119.24 $113.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT DOUBLELINE OPPORTUNISTIC BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 97.85 $101.90 $105.18 $103.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.70 $114.56 $113.30 $132.46 $173.30 $187.01 $182.54 $204.80 $235.58 $206.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       1       1       1       1       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
1290 VT GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $145.49 $191.63 $183.65 $214.91 $296.87 $303.84 $284.51 $348.27 $401.51 $336.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       5       6       7       8       8       8       7      11      12
------------------------------------------------------------------------------------------------------------------------
1290 VT HIGH YIELD BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $101.71 $102.93 $ 99.05 $109.89 $116.19 $112.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
1290 VT SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 87.61 $108.09 $121.05 $106.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT SMARTBETA EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 95.88 $100.82 $121.87 $113.64
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
1290 VT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 74.66 $ 83.42 $ 83.06 $ 96.29 $128.44 $144.90 $144.57 $157.85 $188.73 $179.21
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       2       2       2       2       2       2       1
------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH-ALT 20
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $104.67 $119.50 $114.52 $127.35 $144.32 $146.74 $139.95 $152.26 $175.23 $160.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       2       2
------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)/ /BOND FUND/SM/
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 96.62 $100.88 $100.10 $102.19 $104.81 $103.15
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       5       5
------------------------------------------------------------------------------------------------------------------------
AXA 400 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $119.98 $109.35 $112.15 $146.65 $158.44 $152.43 $181.16 $207.29 $180.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA 500 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.58 $110.47 $112.78 $146.64 $163.94 $163.38 $180.13 $216.00 $201.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA 2000 MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $124.04 $110.17 $107.16 $146.20 $151.06 $142.35 $170.38 $192.63 $168.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $122.66 $137.73 $126.51 $143.43 $180.07 $187.24 $182.67 $197.33 $233.37 $211.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       6       8       7       9       9       8       9       9
------------------------------------------------------------------------------------------------------------------------
AXA BALANCED STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.68 $117.03 $121.32 $119.69 $125.96 $137.41 $130.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       1
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.19 $124.82 $126.30 $131.16 $135.89 $138.47 $137.17 $140.19 $146.11 $142.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       2       1       2       2       3       3
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.06 $113.10 $116.59 $115.24 $120.12 $128.79 $123.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $101.74 $105.46 $107.44 $106.51 $108.76 $112.61 $110.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.67 $127.45 $125.66 $133.98 $146.67 $150.24 $148.22 $154.15 $166.58 $159.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       3       4       4       4       3       6       6
------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $267.50 $296.06 $257.78 $183.22 $218.98 $221.12 $215.78 $223.86 $280.28 $244.46
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       6      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $119.10 $129.17 $106.55 $123.06 $143.61 $133.71 $127.01 $126.39 $158.53 $133.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       4       3       5       5       3       3       3
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $111.74 $ 93.15 $100.88 $121.32 $112.71 $109.23 $108.34 $133.67 $113.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $130.43 $137.38 $114.36 $133.40 $158.07 $145.70 $140.10 $140.16 $171.71 $142.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      28      31       5       5       5       5       4       4       4
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP CORE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.12 $ 98.78 $ 93.93 $107.25 $140.10 $155.29 $154.78 $168.80 $204.42 $189.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $100.65 $114.39 $109.43 $123.60 $166.16 $183.29 $189.35 $198.39 $254.56 $245.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       3       4       4      13      12      10       9       8
------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 96.07 $107.70 $101.82 $117.14 $154.09 $171.72 $163.67 $187.43 $211.91 $189.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         7      10       9      10      10      13      13      10       7       7
------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.35 $141.49 $127.25 $149.90 $198.08 $218.08 $208.89 $244.09 $272.25 $234.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5       6       6       6       6       6       6       5       4       4
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.35 $169.97 $165.16 $178.43 $200.42 $205.05 $201.82 $211.14 $232.83 $220.17
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      11      10      13      16      16      16      15      23      23
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE GROWTH STRATEGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.30 $121.06 $126.23 $124.35 $132.19 $146.75 $138.24
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $125.19 $138.67 $130.88 $144.93 $172.40 $177.64 $174.12 $185.48 $211.61 $195.76
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       8      11      13      17      17      15      15      24      23
------------------------------------------------------------------------------------------------------------------------
AXA/AB DYNAMIC MODERATE GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $103.63 $119.54 $124.38 $122.75 $126.49 $141.81 $132.62
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.00 $176.42 $174.49 $200.28 $274.79 $282.62 $272.48 $304.61 $371.06 $339.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       3       3       3       3       3       3       3       3       3
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.95 $102.73 $102.10 $112.76 $128.29 $135.30 $130.27 $142.87 $156.08 $148.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       2       2       2       2       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.84 $102.22 $ 91.78 $106.47 $144.51 $146.55 $136.01 $168.64 $187.12 $161.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.39 $ 83.73 $ 79.45 $ 90.51 $110.81 $116.06 $112.01 $121.80 $139.03 $126.10
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $133.70 $175.64 $160.99 $173.86 $239.18 $235.82 $221.30 $210.24 $267.02 $260.40
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       4       3       4       4       4       3       5       4
------------------------------------------------------------------------------------------------------------------------
AXA/LOOMIS SAYLES GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $121.11 $130.14 $132.95 $148.63 $187.84 $201.11 $222.71 $236.22 $315.71 $304.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       2       2       1
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/AMERICAN CENTURY MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $204.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.72 $ 91.95 $ 87.24 $ 98.93 $127.00 $138.34 $134.10 $150.69 $170.89 $152.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.91 $ 88.92 $ 80.96 $ 95.94 $120.94 $121.41 $117.38 $122.71 $147.79 $128.83
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MODERATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      -- $105.54 $ 99.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $102.61 $108.92 $113.93 $119.15 $117.13 $119.08 $117.49 $120.09 $121.91 $120.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       2       2       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $105.97 $134.32 $112.47 $124.38 $182.52 $176.51 $164.68 $178.83 $220.83 $208.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/ SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $151.41 $187.20 $169.13 $196.11 $277.93 $261.89 $225.90 $280.92 $310.48 $268.26
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $161.67 $180.26 $173.44 $195.71 $267.66 $291.58 $271.73 $318.31 $341.72 $312.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4       6       7       9       9       9       9       8       9       8
------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $117.35 $135.36 $135.46 $155.49 $204.53 $227.59 $225.87 $250.51 $299.68 $280.31
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        20      22      22      24      22      21      23      20      20      21
------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.23 $118.93 $123.77 $126.78 $123.89 $125.99 $125.66 $126.50 $127.45 $126.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         6       7       8       3       3       3       3       3       6       6
------------------------------------------------------------------------------------------------------------------------
EQ/EMERGING MARKETS EQUITY PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 94.82 $ 91.19 $ 74.11 $ 80.74 $107.44 $ 90.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       1       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $129.53 $147.48 $149.04 $170.53 $222.70 $249.84 $250.07 $276.23 $332.03 $313.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      14      20      21      17      17      18      13      19      20
------------------------------------------------------------------------------------------------------------------------
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $221.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       4
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $116.53 $123.01 $127.52 $131.34 $127.15 $127.38 $121.67 $121.64 $126.41 $123.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       3       3       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/GOLDMAN SACHS MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $171.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $153.88 $159.65 $167.34 $167.79 $163.88 $165.23 $164.77 $164.36 $163.77 $163.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       2       1       1       2       2
------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $115.64 $121.12 $105.87 $122.23 $147.43 $136.30 $132.45 $134.41 $164.47 $138.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         5      12       7      10       8       9       8       7       7       6
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 93.17 $106.60 $103.75 $122.00 $163.59 $176.93 $164.81 $192.09 $225.05 $195.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO GLOBAL REAL ESTATE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $154.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/INVESCO INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $133.69
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EQ/IVY ENERGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $ 77.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       2
------------------------------------------------------------------------------------------------------------------------
EQ/IVY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $172.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       8
------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $103.78 $115.75 $108.93 $125.53 $169.26 $192.24 $186.53 $225.11 $263.14 $221.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1      --       1      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 70.14 $ 80.76 $ 82.09 $ 93.51 $123.03 $137.12 $142.78 $150.78 $193.48 $187.78
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       2       2       2       3       3       2       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 53.72 $ 61.14 $ 60.51 $ 70.06 $ 91.55 $102.38 $ 97.16 $112.37 $126.10 $114.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       2       2       2       2       2       3
------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD EMERGING MARKETS EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $102.03
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      10
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.37 $153.37 $135.98 $161.62 $182.39 $172.04 $171.18 $173.34 $227.31 $204.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       3       3       4       3       3       2       4       3
------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $195.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      12
------------------------------------------------------------------------------------------------------------------------
EQ/MFS TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $327.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       6
------------------------------------------------------------------------------------------------------------------------
EQ/MFS UTILITIES SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      --      --      --      -- $187.13
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --       3
------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 97.99 $122.35 $118.58 $137.85 $181.48 $196.41 $189.46 $225.60 $258.71 $226.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        22      30      33       7       9       9       9       8       9       9
------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $135.65 $134.83 $133.89 $132.95 $132.02 $131.10 $130.18 $129.27 $128.88 $129.60
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       2       5
------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.50 $108.09 $ 98.09 $117.24 $147.07 $148.66 $152.31 $151.31 $203.77 $175.09
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       3       3       2       2       2       2       2       4
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $ 91.11 $ 97.59 $ 94.62 $103.65 $105.92 $103.74
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       1       6      10
------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.51 $112.66 $111.66 $112.53 $111.84 $110.96 $109.88 $111.28 $112.59 $112.87
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       5       6       6       6       6       5       5       4
------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $155.71 $164.63 $165.87 $169.08 $164.07 $167.65 $166.85 $167.63 $168.78 $167.79
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       2       2       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $134.28 $167.76 $159.93 $183.49 $250.45 $260.75 $247.10 $295.75 $334.82 $294.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        16      23      24       4       4       4       4       4       3       3
------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 94.88 $109.66 $106.77 $126.10 $172.70 $186.31 $203.92 $205.21 $271.77 $265.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        11      16      18       3       4       6       5       5      10      11
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $103.03 $102.98 $119.70 $151.94 $163.67 $155.63 $181.91 $203.50 $184.81
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $112.79 $ 99.85 $113.58 $153.24 $161.35 $157.61 $175.17 $209.67 $177.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 91.20 $107.20 $139.19 $155.55 $157.26 $178.87 $192.44 $176.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 95.38 $110.78 $117.44 $118.47 $113.67 $125.10 $131.83 $126.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1      --       3       3
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $114.89 $106.67 $106.70 $136.11 $140.79 $133.82 $150.38 $171.21 $150.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $124.58 $122.49 $120.91 $164.58 $166.84 $156.16 $173.43 $195.85 $164.77
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
IVY VIP HIGH INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.45 $111.26 $131.08 $143.83 $145.54 $135.12 $155.89 $165.14 $160.51
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       2       2       2       2      11      12
------------------------------------------------------------------------------------------------------------------------
IVY VIP SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $112.98 $100.29 $ 82.94 $118.07 $119.12 $120.51 $123.16 $150.57 $143.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $115.12 $111.55 $131.63 $172.19 $189.30 $187.88 $202.09 $246.89 $231.16
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $119.14 $118.75 $137.59 $177.69 $196.06 $193.91 $203.81 $259.26 $258.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 69.95 $ 81.90 $ 76.41 $ 86.65 $118.05 $129.73 $133.96 $137.60 $178.11 $176.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        17      19      15      13      12       9       9       8       8      10
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $120.27 $126.83 $133.26 $139.57 $135.33 $139.42 $138.62 $141.29 $144.51 $142.92
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 98.99 $124.72 $114.08 $130.78 $182.04 $189.55 $185.36 $196.54 $247.20 $231.29
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $113.87 $141.24 $121.55 $138.58 $186.59 $195.18 $183.05 $216.45 $234.87 $203.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------

THE UNIT VALUES AND NUMBERS OF UNITS OUTSTANDING SHOWN BELOW AS OF DECEMBER 31, 2018, ARE FOR CONTRACTS OFFERED UNDER SEPARATE ACCOUNT A WITH THE SAME DAILY ASSET CHARGE OF 0.70%. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2009    2010    2011    2012    2013    2014    2015    2016    2017    2018
------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.29 $124.23 $117.42 $132.25 $178.07 $200.78 $211.92 $229.26 $316.73 $321.71
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       7       1       1       2       1       2       4
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND(R)/VA
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $106.78 $105.70 $122.40 $159.75 $175.13 $179.31 $198.17 $229.52 $209.45
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $123.60 $113.48 $118.46 $100.32 $ 80.95 $ 59.75 $ 68.16 $ 69.07 $ 58.84
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 95.32 $104.80 $101.14 $111.34 $126.12 $128.94 $125.59 $131.74 $145.61 $138.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.15 $102.43 $ 97.74 $109.53 $129.54 $133.82 $130.17 $138.85 $159.13 $148.30
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       3       4       4       3       3       3       5       4
------------------------------------------------------------------------------------------------------------------------
TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 90.29 $101.07 $ 95.70 $108.44 $131.65 $136.60 $132.89 $142.55 $166.70 $153.65
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       1       2       2       2       1       2       3
------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 87.96 $ 98.94 $ 92.82 $106.39 $132.29 $137.64 $133.63 $144.23 $171.43 $156.63
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --       1       1
------------------------------------------------------------------------------------------------------------------------
TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      --      --      -- $ 91.83 $ 99.86 $120.77 $109.39
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND VIP FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.65 $103.02 $117.70 $118.78 $120.12 $114.14 $116.67 $118.09 $119.53
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VANECK VIP GLOBAL HARD ASSETS FUND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $ 83.28 $ 85.27 $ 93.39 $ 74.80 $ 49.30 $ 70.20 $ 68.34 $ 48.57
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       1       1       1       1
------------------------------------------------------------------------------------------------------------------------




FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts and certificates.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2018............   FSA-4
   Statements of Operations for the Year or Period Ended December 31,
     2018.............................................................  FSA-52
   Statements of Changes in Net Assets for the Years or Periods Ended
     December 31, 2018 and 2017.......................................  FSA-70
   Notes to Financial Statements...................................... FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

Report of Independent Registered Public Accounting Firm...............     F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets as of December 31, 2018 and 2017.......     F-2
   Consolidated Statements of Income (Loss), for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-4
   Consolidated Statements of Comprehensive Income (Loss), for the
     Years Ended December 31, 2018, 2017 and 2016.....................     F-5
   Consolidated Statements of Equity, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-6
   Consolidated Statements of Cash Flows, for the Years Ended
     December 31, 2018, 2017 and 2016.................................     F-7
   Notes to Consolidated Financial Statements.........................    F-10
   Audited Consolidated Financial Statement Schedules.................   F-100

                                 FSA-1  #673841

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AXA Equitable Life Insurance Company and the Contractowners of Separate Account A of AXA Equitable Life Insurance Company

OPINIONS ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account A of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES/(2)/
1290 VT DOUBLELINE DYNAMIC ALLOCATION/(1)/
1290 VT DOUBLELINE OPPORTUNISTIC BOND/(1)/
1290 VT EQUITY INCOME/(1)/
1290 VT GAMCO MERGERS & ACQUISITIONS/(1)/
1290 VT GAMCO SMALL COMPANY VALUE/(1)/
1290 VT HIGH YIELD BOND/(1)/
1290 VT LOW VOLATILITY GLOBAL EQUITY/(2)/
1290 VT MICRO CAP/(2)/
1290 VT SMALL CAP VALUE/(1)/
1290 VT SMARTBETA EQUITY/(1)/
1290 VT SOCIALLY RESPONSIBLE/(1)/
ALL ASSET GROWTH-ALT 20/(1)/
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM(1)/
AXA 400 MANAGED VOLATILITY/(1)/
AXA 500 MANAGED VOLATILITY/(1)/
AXA 2000 MANAGED VOLATILITY/(1)/
AXA AGGRESSIVE ALLOCATION/(1)/
AXA BALANCED STRATEGY/(1)/
AXA CONSERVATIVE ALLOCATION/(1)/
AXA CONSERVATIVE GROWTH STRATEGY/(1)/
AXA CONSERVATIVE STRATEGY/(1)/
AXA CONSERVATIVE-PLUS ALLOCATION/(1)/
AXA GLOBAL EQUITY MANAGED VOLATILITY/(1)/
AXA GROWTH STRATEGY/(1)/
AXA INTERNATIONAL CORE MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL MANAGED VOLATILITY/(1)/
AXA INTERNATIONAL VALUE MANAGED VOLATILITY/(1)/
AXA LARGE CAP CORE MANAGED VOLATILITY/(1)/
AXA LARGE CAP GROWTH MANAGED VOLATILITY/(1)/
AXA LARGE CAP VALUE MANAGED VOLATILITY/(1)/
AXA MID CAP VALUE MANAGED VOLATILITY/(1)/
AXA MODERATE ALLOCATION/(1)/
AXA MODERATE GROWTH STRATEGY/(1)/
AXA MODERATE-PLUS ALLOCATION/(1)/
AXA/AB DYNAMIC MODERATE GROWTH/(1)/
AXA/AB SMALL CAP GROWTH/(1)/
AXA/CLEARBRIDGE LARGE CAP GROWTH/(1)/
AXA/FRANKLIN BALANCED MANAGED VOLATILITY/(1)/
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY/(1)/
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY/(1)/
AXA/JANUS ENTERPRISE/(1)/
AXA/LOOMIS SAYLES GROWTH/(1)/
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY/(1)/
CHARTER/SM/ MODERATE/(3)/
CHARTER/SM/ MULTI-SECTOR BOND/(1)/
CHARTER/SM/ SMALL CAP GROWTH/(1)/
CHARTER/SM/ SMALL CAP VALUE/(1)/
EQ/AMERICAN CENTURY MID CAP VALUE/(2)/
EQ/BLACKROCK BASIC VALUE EQUITY/(1)/
EQ/CAPITAL GUARDIAN RESEARCH/(1)/
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY/(1)/
EQ/COMMON STOCK INDEX/(1)/
EQ/CORE BOND INDEX/(1)/
EQ/EMERGING MARKETS EQUITY PLUS/(1)/
EQ/EQUITY 500 INDEX/(1)/
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP/(2)/
EQ/FRANKLIN RISING DIVIDENDS/(2)/
EQ/GLOBAL BOND PLUS/(1)/
EQ/GOLDMAN SACHS MID CAP VALUE/(2)/
EQ/INTERMEDIATE GOVERNMENT BOND/(1)/
EQ/INTERNATIONAL EQUITY INDEX/(1)/
EQ/INVESCO COMSTOCK/(1)/
EQ/INVESCO GLOBAL REAL ESTATE/(2)/
EQ/INVESCO INTERNATIONAL GROWTH/(2)/
EQ/IVY ENERGY/(2)/
EQ/IVY MID CAP GROWTH/(2)/
EQ/JPMORGAN VALUE OPPORTUNITIES/(1)/
EQ/LARGE CAP GROWTH INDEX/(1)/
EQ/LARGE CAP VALUE INDEX/(1)/
EQ/LAZARD EMERGING MARKETS EQUITY/(2)/
EQ/MFS INTERNATIONAL GROWTH/(1)/
EQ/MFS INTERNATIONAL VALUE/(2)/
EQ/MFS TECHNOLOGY/(2)/
EQ/MFS UTILITIES SERIES/(2)/
EQ/MID CAP INDEX/(1)/
EQ/MONEY MARKET/(1)/
EQ/OPPENHEIMER GLOBAL/(1)/
EQ/PIMCO GLOBAL REAL RETURN/(1)/
EQ/PIMCO ULTRA SHORT BOND/(1)/
EQ/QUALITY BOND PLUS/(1)/
EQ/SMALL COMPANY INDEX/(1)/
EQ/T. ROWE PRICE GROWTH STOCK/(1)/
EQ/UBS GROWTH & INCOME/(1)/
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO/(1)/
FIDELITY(R) VIP MID CAP PORTFOLIO/(1)/
INVESCO V.I. DIVERSIFIED DIVIDEND FUND/(1)/

                                     FSA-2

INVESCO V.I. HIGH YIELD FUND/(1)/
INVESCO V.I. MID CAP CORE EQUITY FUND/(1)/
INVESCO V.I. SMALL CAP EQUITY FUND/(1)/
IVY VIP HIGH INCOME/(1)/
IVY VIP SMALL CAP GROWTH/(1)/
MFS(R) INVESTORS TRUST SERIES/(1)/
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO/(1)/
MULTIMANAGER AGGRESSIVE EQUITY/(1)/
MULTIMANAGER CORE BOND/(1)/
MULTIMANAGER MID CAP GROWTH/(1)/
MULTIMANAGER MID CAP VALUE/(1)/
MULTIMANAGER TECHNOLOGY/(1)/
OPPENHEIMER MAIN STREET FUND(R)/VA/(1)/
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO/(1)/
TARGET 2015 ALLOCATION/(1)/
TARGET 2025 ALLOCATION/(1)/
TARGET 2035 ALLOCATION/(1)/
TARGET 2045 ALLOCATION/(1)/
TARGET 2055 ALLOCATION/(1)/
TEMPLETON GLOBAL BOND VIP FUND/(1)/
VANECK VIP GLOBAL HARD ASSETS FUND/(1)/
-----------
(1)Statements of operations for the year ended December 31, 2018 and statements of changes in net assets for each of the two years in the period ended December 31, 2018.
(2)Statements of operations and of changes in net assets for the period
   October 22, 2018 (commencement of operations) through December 31, 2018.
(3)Statement of operations for the year ended December 31, 2018 and statements of changes in net assets for the year ended December 31, 2018 and the period May 19, 2017 (commencement of operations) through December 31, 2017.

BASIS FOR OPINIONS

These financial statements are the responsibility of AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 15, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account A of AXA Equitable Life Insurance Company since 1993.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

                                                                           1290 VT      1290 VT
                                                               1290 VT   DOUBLELINE   DOUBLELINE                  1290 VT GAMCO
                                                             CONVERTIBLE   DYNAMIC   OPPORTUNISTIC 1290 VT EQUITY   MERGERS &
                                                             SECURITIES* ALLOCATION*     BOND*        INCOME*     ACQUISITIONS*
                                                             ----------- ----------- ------------- -------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $15,055   $10,732,111  $8,971,620    $ 96,569,629   $15,744,371
Receivable for shares of the Portfolios sold................        --            --          --              --         6,751
Receivable for policy-related transactions..................        --        19,032      27,706          36,712            --
                                                               -------   -----------  ----------    ------------   -----------
   Total assets.............................................    15,055    10,751,143   8,999,326      96,606,341    15,751,122
                                                               -------   -----------  ----------    ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        --        19,032      27,543          36,712            --
Payable for policy-related transactions.....................        --            --          --              --         6,751
                                                               -------   -----------  ----------    ------------   -----------
   Total liabilities........................................        --        19,032      27,543          36,712         6,751
                                                               -------   -----------  ----------    ------------   -----------
NET ASSETS..................................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

NET ASSETS:
Accumulation unit values....................................   $15,055   $10,730,048  $8,971,783    $ 96,564,515   $15,733,306
Retained by AXA Equitable in Separate Account A.............        --         2,063          --           5,114        11,065
                                                               -------   -----------  ----------    ------------   -----------
TOTAL NET ASSETS............................................   $15,055   $10,732,111  $8,971,783    $ 96,569,629   $15,744,371
                                                               =======   ===========  ==========    ============   ===========

Investments in shares of the Portfolios, at cost............   $16,360   $11,458,054  $9,278,053    $142,369,914   $17,290,589

                                                             1290 VT GAMCO
                                                             SMALL COMPANY
                                                                VALUE*
                                                             --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $  903,708,753
Receivable for shares of the Portfolios sold................             --
Receivable for policy-related transactions..................        604,519
                                                             --------------
   Total assets.............................................    904,313,272
                                                             --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        604,519
Payable for policy-related transactions.....................             --
                                                             --------------
   Total liabilities........................................        604,519
                                                             --------------
NET ASSETS.................................................. $  903,708,753
                                                             ==============

NET ASSETS:
Accumulation unit values.................................... $  903,686,256
Retained by AXA Equitable in Separate Account A.............         22,497
                                                             --------------
TOTAL NET ASSETS............................................ $  903,708,753
                                                             ==============

Investments in shares of the Portfolios, at cost............ $1,014,988,922

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                           1290 VT LOW                                1290 VT
                                                             1290 VT HIGH   VOLATILITY   1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  GLOBAL EQUITY*     CAP*       CAP VALUE*    EQUITY*
                                                             ------------ -------------- ------------- ------------- ----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $14,452,919     $15,168       $136,751     $2,897,745   $2,503,562
Receivable for shares of the Portfolios sold................          --           2             --             --           --
Receivable for policy-related transactions..................      16,034          --         42,039         11,695      146,359
                                                             -----------     -------       --------     ----------   ----------
   Total assets.............................................  14,468,953      15,170        178,790      2,909,440    2,649,921
                                                             -----------     -------       --------     ----------   ----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      16,034          --         42,036         11,695      146,261
Payable for policy-related transactions.....................          --           2             --             --           --
                                                             -----------     -------       --------     ----------   ----------
   Total liabilities........................................      16,034           2         42,036         11,695      146,261
                                                             -----------     -------       --------     ----------   ----------
NET ASSETS.................................................. $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

NET ASSETS:
Accumulation unit values.................................... $14,452,877     $15,168       $136,754     $2,890,485   $2,503,660
Retained by AXA Equitable in Separate Account A.............          42          --             --          7,260           --
                                                             -----------     -------       --------     ----------   ----------
TOTAL NET ASSETS............................................ $14,452,919     $15,168       $136,754     $2,897,745   $2,503,660
                                                             ===========     =======       ========     ==========   ==========

Investments in shares of the Portfolios, at cost............ $15,647,906     $16,093       $151,601     $3,532,380   $2,712,727

                                                             1290 VT SOCIALLY
                                                               RESPONSIBLE*
                                                             ----------------
ASSETS:
Investments in shares of the Portfolios, at fair value......   $51,158,992
Receivable for shares of the Portfolios sold................            --
Receivable for policy-related transactions..................        20,358
                                                               -----------
   Total assets.............................................    51,179,350
                                                               -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............        20,380
Payable for policy-related transactions.....................            --
                                                               -----------
   Total liabilities........................................        20,380
                                                               -----------
NET ASSETS..................................................   $51,158,970
                                                               ===========

NET ASSETS:
Accumulation unit values....................................   $51,133,575
Retained by AXA Equitable in Separate Account A.............        25,395
                                                               -----------
TOTAL NET ASSETS............................................   $51,158,970
                                                               ===========

Investments in shares of the Portfolios, at cost............   $53,374,287

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                              AMERICAN FUNDS      AXA 400     AXA 500
                                                               ALL ASSET    INSURANCE SERIES(R)   MANAGED     MANAGED
                                                             GR0WTH-ALT 20*    BOND FUND/SM/    VOLATILITY* VOLATILITY*
                                                             -------------- ------------------- ----------- -----------
ASSETS:
Investments in shares of the Portfolios, at fair value......  $76,081,917       $47,002,383     $15,353,538 $26,148,027
Receivable for shares of the Portfolios sold................      189,522                --              --          --
Receivable for policy-related transactions..................           --            56,022          34,013      31,132
                                                              -----------       -----------     ----------- -----------
   Total assets.............................................   76,271,439        47,058,405      15,387,551  26,179,159
                                                              -----------       -----------     ----------- -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............           --            55,993          34,013      31,132
Payable for policy-related transactions.....................      189,522                --              --          --
                                                              -----------       -----------     ----------- -----------
   Total liabilities........................................      189,522            55,993          34,013      31,132
                                                              -----------       -----------     ----------- -----------
NET ASSETS..................................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

NET ASSETS:
Accumulation unit values....................................  $76,081,179       $47,002,412     $15,352,987 $26,144,201
Retained by AXA Equitable in Separate Account A.............          738                --             551       3,826
                                                              -----------       -----------     ----------- -----------
TOTAL NET ASSETS............................................  $76,081,917       $47,002,412     $15,353,538 $26,148,027
                                                              ===========       ===========     =========== ===========

Investments in shares of the Portfolios, at cost............  $80,382,779       $48,897,335     $18,494,173 $26,276,194

                                                              AXA 2000       AXA
                                                               MANAGED   AGGRESSIVE
                                                             VOLATILITY* ALLOCATION*
                                                             ----------- ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $7,425,087  $646,106,484
Receivable for shares of the Portfolios sold................         --            --
Receivable for policy-related transactions..................     24,325       358,945
                                                             ----------  ------------
   Total assets.............................................  7,449,412   646,465,429
                                                             ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............     24,325       358,945
Payable for policy-related transactions.....................         --            --
                                                             ----------  ------------
   Total liabilities........................................     24,325       358,945
                                                             ----------  ------------
NET ASSETS.................................................. $7,425,087  $646,106,484
                                                             ==========  ============

NET ASSETS:
Accumulation unit values.................................... $7,424,496  $646,094,147
Retained by AXA Equitable in Separate Account A.............        591        12,337
                                                             ----------  ------------
TOTAL NET ASSETS............................................ $7,425,087  $646,106,484
                                                             ==========  ============

Investments in shares of the Portfolios, at cost............ $8,748,748  $712,182,518

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                           AXA                       AXA
                                                                              AXA      CONSERVATIVE     AXA      CONSERVATIVE
                                                             AXA BALANCED CONSERVATIVE    GROWTH    CONSERVATIVE    -PLUS
                                                              STRATEGY*   ALLOCATION*   STRATEGY*    STRATEGY*   ALLOCATION*
                                                             ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $120,009,714 $ 97,138,590 $30,085,180   $8,883,010  $202,613,565
Receivable for shares of the Portfolios sold................           --       14,809          --           --            --
Receivable for policy-related transactions..................      166,846           --     139,131        8,447        84,007
                                                             ------------ ------------ -----------   ----------  ------------
   Total assets.............................................  120,176,560   97,153,399  30,224,311    8,891,457   202,697,572
                                                             ------------ ------------ -----------   ----------  ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      166,846           --     139,131        8,404        84,007
Payable for policy related transactions.....................           --       14,809          --           --            --
                                                             ------------ ------------ -----------   ----------  ------------
   Total liabilities........................................      166,846       14,809     139,131        8,404        84,007
                                                             ------------ ------------ -----------   ----------  ------------
NET ASSETS.................................................. $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

NET ASSETS:
Accumulation unit values.................................... $120,009,386 $ 97,133,578 $30,083,779   $8,883,053  $202,590,846
Retained by AXA Equitable in Separate Account A.............          328        5,012       1,401           --        22,719
                                                             ------------ ------------ -----------   ----------  ------------
TOTAL NET ASSETS............................................ $120,009,714 $ 97,138,590 $30,085,180   $8,883,053  $202,613,565
                                                             ============ ============ ===========   ==========  ============

Investments in shares of the Portfolios, at cost............ $117,448,779 $103,492,081 $30,582,405   $9,140,211  $221,487,481

                                                             AXA GLOBAL
                                                               EQUITY
                                                               MANAGED
                                                             VOLATILITY*
                                                             ------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $332,481,616
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................      113,338
                                                             ------------
   Total assets.............................................  332,594,954
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      113,338
Payable for policy related transactions.....................           --
                                                             ------------
   Total liabilities........................................      113,338
                                                             ------------
NET ASSETS.................................................. $332,481,616
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $332,447,508
Retained by AXA Equitable in Separate Account A.............       34,108
                                                             ------------
TOTAL NET ASSETS............................................ $332,481,616
                                                             ============

Investments in shares of the Portfolios, at cost............ $315,087,332

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                             AXA           AXA           AXA      AXA LARGE CAP
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL     CORE
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED    MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $1,294,264 $145,289,914   $11,295,290  $152,725,050   $29,922,095
Receivable for shares of the Portfolios sold................        121           --         7,157            --            --
Receivable for policy-related transactions..................         --       73,545            --        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
   Total assets.............................................  1,294,385  145,363,459    11,302,447   152,780,060    29,927,420
                                                             ---------- ------------   -----------  ------------   -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............         --       73,545            --        55,010         5,325
Payable for policy-related transactions.....................         88           --         7,157            --            --
                                                             ---------- ------------   -----------  ------------   -----------
   Total liabilities........................................         88       73,545         7,157        55,010         5,325
                                                             ---------- ------------   -----------  ------------   -----------
NET ASSETS.................................................. $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

NET ASSETS:
Accumulation unit values.................................... $1,294,297 $145,274,179   $11,293,511  $152,710,930   $29,906,579
Retained by AXA Equitable in Separate Account A.............         --       15,735         1,779        14,120        15,516
                                                             ---------- ------------   -----------  ------------   -----------
TOTAL NET ASSETS............................................ $1,294,297 $145,289,914   $11,295,290  $152,725,050   $29,922,095
                                                             ========== ============   ===========  ============   ===========

Investments in shares of the Portfolios, at cost............ $1,008,881 $148,775,142   $12,348,845  $155,697,308   $28,674,120

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $670,915,625
Receivable for shares of the Portfolios sold................           --
Receivable for policy-related transactions..................       30,292
                                                             ------------
   Total assets.............................................  670,945,917
                                                             ------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       30,292
Payable for policy-related transactions.....................           --
                                                             ------------
   Total liabilities........................................       30,292
                                                             ------------
NET ASSETS.................................................. $670,915,625
                                                             ============

NET ASSETS:
Accumulation unit values.................................... $670,858,214
Retained by AXA Equitable in Separate Account A.............       57,411
                                                             ------------
TOTAL NET ASSETS............................................ $670,915,625
                                                             ============

Investments in shares of the Portfolios, at cost............ $535,345,741

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                              AXA LARGE     AXA MID                                     AXA
                                                              CAP VALUE    CAP VALUE                  AXA MODERATE   MODERATE-
                                                               MANAGED      MANAGED     AXA MODERATE     GROWTH        PLUS
                                                             VOLATILITY*  VOLATILITY*   ALLOCATION*    STRATEGY*    ALLOCATION*
                                                             ------------ ------------ -------------- ------------ --------------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $728,957,474 $415,507,432 $1,509,726,121 $72,443,970  $1,084,634,899
Receivable for policy-related transactions..................       80,915      106,653        631,697      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total assets.............................................  729,038,389  415,614,085  1,510,357,818  72,537,818   1,085,207,596
                                                             ------------ ------------ -------------- -----------  --------------

LIABILITIES:
Payable for shares of the Portfolios purchased..............       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
   Total liabilities........................................       80,911      106,649        555,265      93,848         572,697
                                                             ------------ ------------ -------------- -----------  --------------
NET ASSETS.................................................. $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

NET ASSETS:
Accumulation unit values.................................... $726,016,718 $415,490,454 $1,504,484,348 $72,435,325  $1,084,607,767
Contracts in payout (annuitization) period..................    2,535,067           --      4,742,929          --              --
Retained by AXA Equitable in Separate Account A.............      405,693       16,982        575,276       8,645          27,132
                                                             ------------ ------------ -------------- -----------  --------------
TOTAL NET ASSETS............................................ $728,957,478 $415,507,436 $1,509,802,553 $72,443,970  $1,084,634,899
                                                             ============ ============ ============== ===========  ==============

Investments in shares of the Portfolios, at cost............ $591,456,619 $387,361,677 $1,666,638,973 $74,876,836  $1,195,271,198

                                                               AXA/AB
                                                              DYNAMIC
                                                              MODERATE
                                                              GROWTH*
                                                             -----------
ASSETS:
Investments in shares of the Portfolios, at fair value...... $16,916,008
Receivable for policy-related transactions..................      20,190
                                                             -----------
   Total assets.............................................  16,936,198
                                                             -----------

LIABILITIES:
Payable for shares of the Portfolios purchased..............      20,190
                                                             -----------
   Total liabilities........................................      20,190
                                                             -----------
NET ASSETS.................................................. $16,916,008
                                                             ===========

NET ASSETS:
Accumulation unit values.................................... $16,915,760
Contracts in payout (annuitization) period..................          --
Retained by AXA Equitable in Separate Account A.............         248
                                                             -----------
TOTAL NET ASSETS............................................ $16,916,008
                                                             ===========

Investments in shares of the Portfolios, at cost............ $17,195,905

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                         AXA/FRANKLIN
                                                    AXA/      AXA/FRANKLIN AXA/FRANKLIN   TEMPLETON
                                                 CLEARBRIDGE    BALANCED     SMALL CAP    ALLOCATION
                                    AXA/AB SMALL  LARGE CAP     MANAGED    VALUE MANAGED   MANAGED     AXA/JANUS
                                    CAP GROWTH*    GROWTH*    VOLATILITY*   VOLATILITY*  VOLATILITY*  ENTERPRISE*
                                    ------------ ------------ ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,004,689
Receivable for shares of the
 Portfolios sold...................           --       34,604      32,475            --           --            --
Receivable for policy-related
 transactions......................       64,897           --          --        13,571       59,279       195,717
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total assets....................  342,761,540  138,940,559  82,641,987    17,262,859   66,222,414   297,200,406
                                    ------------ ------------ -----------   -----------  -----------  ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       64,897           --          --        13,571       59,279       180,917
Payable for policy related
 transactions......................           --       34,604      32,475            --           --            --
                                    ------------ ------------ -----------   -----------  -----------  ------------
   Total liabilities...............       64,897       34,604      32,475        13,571       59,279       180,917
                                    ------------ ------------ -----------   -----------  -----------  ------------
NET ASSETS......................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

NET ASSETS:
Accumulation unit values........... $340,588,897 $138,858,851 $82,598,150   $17,249,255  $66,141,226  $297,004,637
Contracts in payout
 (annunitization) period...........    2,012,010           --          --            --           --            --
Retained by AXA Equitable in
 Separate Account A................       95,736       47,104      11,362            33       21,909        14,852
                                    ------------ ------------ -----------   -----------  -----------  ------------
TOTAL NET ASSETS................... $342,696,643 $138,905,955 $82,609,512   $17,249,288  $66,163,135  $297,019,489
                                    ============ ============ ===========   ===========  ===========  ============

Investments in shares of the
 Portfolios, at cost............... $395,615,763 $147,770,384 $86,205,791   $20,173,268  $81,214,634  $317,907,690

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                AXA/TEMPLETON
                                    AXA/LOOMIS  GLOBAL EQUITY             CHARTER/SM/  CHARTER/SM/ CHARTER/SM/
                                      SAYLES       MANAGED    CHARTER/SM/ MULTI-SECTOR SMALL CAP   SMALL CAP
                                     GROWTH*     VOLATILITY*  MODERATE*      BOND*      GROWTH*      VALUE*
                                    ----------- ------------- ----------  ------------ ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $84,200,984  $42,582,449   $307,475   $77,678,384  $42,712,332 $95,332,431
Receivable for shares of the
 Portfolios sold...................          --           --         --         3,912           --       9,577
Receivable for policy-related
 transactions......................      16,032       27,598      3,653            --       38,478          --
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total assets....................  84,217,016   42,610,047    311,128    77,682,296   42,750,810  95,342,008
                                    -----------  -----------   --------   -----------  ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      16,032       27,598      3,642            --       38,478          --
Payable for policy-related
 transactions......................          --           --         --         4,107           --       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
   Total liabilities...............      16,032       27,598      3,642         4,107       38,478       9,573
                                    -----------  -----------   --------   -----------  ----------- -----------
NET ASSETS......................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

NET ASSETS:
Accumulation unit values........... $84,195,383  $42,566,966   $307,486   $77,383,873  $42,495,492 $95,139,492
Contracts in payout
 (annuitization) period............          --           --         --       238,777           --          --
Retained by AXA Equitable in
 Separate Account A................       5,601       15,483         --        55,539      216,840     192,943
                                    -----------  -----------   --------   -----------  ----------- -----------
TOTAL NET ASSETS................... $84,200,984  $42,582,449   $307,486   $77,678,189  $42,712,332 $95,332,435
                                    ===========  ===========   ========   ===========  =========== ===========

Investments in shares of the
 Portfolios, at cost............... $84,316,961  $46,454,990   $327,824   $85,847,294  $44,961,670 $85,151,322

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                               EQ/
                                                                           CLEARBRIDGE
                                    EQ/AMERICAN EQ/BLACKROCK  EQ/CAPITAL  SELECT EQUITY
                                    CENTURY MID BASIC VALUE    GUARDIAN      MANAGED      EQ/COMMON    EQ/CORE BOND
                                    CAP VALUE*    EQUITY*     RESEARCH*    VOLATILITY*   STOCK INDEX*     INDEX*
                                    ----------- ------------ ------------ ------------- -------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $80,825,591 $694,911,789 $198,896,829  $22,768,524  $2,090,233,672 $113,194,292
Receivable for shares of the
 Portfolios sold...................          --           --       21,911           --              --           --
Receivable for policy-related
 transactions......................     198,006      325,641           --        4,123          26,883       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total assets....................  81,023,597  695,237,430  198,918,740   22,772,647   2,090,260,555  113,237,640
                                    ----------- ------------ ------------  -----------  -------------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     197,905      320,283           --        4,123             370       43,348
Payable for policy-related
 transactions......................          --           --       21,907           --              --           --
                                    ----------- ------------ ------------  -----------  -------------- ------------
   Total liabilities...............     197,905      320,283       21,907        4,123             370       43,348
                                    ----------- ------------ ------------  -----------  -------------- ------------
NET ASSETS......................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

NET ASSETS:
Accumulation unit values........... $80,825,596 $694,882,415 $198,849,416  $22,763,933  $2,079,775,526 $113,184,097
Contracts in payout
 (annuitization) period............          --           --           --           --      10,404,761           --
Retained by AXA Equitable in
 Separate Account A................          96       34,732       47,417        4,591          79,898       10,195
                                    ----------- ------------ ------------  -----------  -------------- ------------
TOTAL NET ASSETS................... $80,825,692 $694,917,147 $198,896,833  $22,768,524  $2,090,260,185 $113,194,292
                                    =========== ============ ============  ===========  ============== ============

Investments in shares of the
 Portfolios, at cost............... $90,549,653 $705,558,861 $167,774,739  $33,479,933  $1,506,253,817 $116,811,448

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/EMERGING                      EQ/FIDELITY      EQ/FRANKLIN              EQ/GOLDMAN
                                    MARKETS EQUITY   EQ/EQUITY    INSTITUTIONAL AM/SM/   RISING    EQ/GLOBAL   SACHS MID CAP
                                        PLUS*        500 INDEX*       LARGE CAP*       DIVIDENDS*  BOND PLUS*     VALUE*
                                    -------------- -------------- -------------------  ----------- ----------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $13,777,148   $1,579,158,318    $393,735,901      $1,340,637  $49,647,281  $50,408,582
Receivable for shares of the
 Portfolios sold...................           --               --              --             596           --           --
Receivable for policy-related
 transactions......................       26,176        1,522,182         152,403              --        2,515       20,715
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total assets....................   13,803,324    1,580,680,500     393,888,304       1,341,233   49,649,796   50,429,297
                                     -----------   --------------    ------------      ----------  -----------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       25,542        1,522,496         152,585              --        2,515       20,721
Payable for policy-related
 transactions......................           --               --              --             547           --           --
                                     -----------   --------------    ------------      ----------  -----------  -----------
   Total liabilities...............       25,542        1,522,496         152,585             547        2,515       20,721
                                     -----------   --------------    ------------      ----------  -----------  -----------
NET ASSETS.........................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

NET ASSETS:
Accumulation unit values...........  $13,777,782   $1,575,643,964    $393,731,326      $1,340,686  $49,635,583  $50,408,024
Contracts in payout
 (annuitization) period............           --        3,422,568              --              --           --           --
Retained by AXA Equitable in
 Separate Account A................           --           91,472           4,393              --       11,698          552
                                     -----------   --------------    ------------      ----------  -----------  -----------
TOTAL NET ASSETS...................  $13,777,782   $1,579,158,004    $393,735,719      $1,340,686  $49,647,281  $50,408,576
                                     ===========   ==============    ============      ==========  ===========  ===========

Investments in shares of the
 Portfolios, at cost...............  $15,656,997   $1,339,630,900    $444,161,627      $1,405,920  $51,535,232  $55,625,181

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                        EQ/
                                    INTERMEDIATE      EQ/                   EQ/INVESCO   EQ/INVESCO
                                     GOVERNMENT  INTERNATIONAL  EQ/INVESCO  GLOBAL REAL INTERNATIONAL
                                       BOND*     EQUITY INDEX*  COMSTOCK*     ESTATE*      GROWTH*    EQ/IVY ENERGY*
                                    ------------ ------------- ------------ ----------- ------------- --------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $50,280,943  $320,156,062  $107,363,981 $85,441,059  $74,538,660   $37,659,767
Receivable for policy-related
 transactions......................      36,916        70,402        33,093      57,032       78,013        62,586
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total assets....................  50,317,859   320,226,464   107,397,074  85,498,091   74,616,673    37,722,353
                                    -----------  ------------  ------------ -----------  -----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
   Total liabilities...............      38,193        70,402        33,093      57,831       78,313        62,899
                                    -----------  ------------  ------------ -----------  -----------   -----------
NET ASSETS......................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

NET ASSETS:
Accumulation unit values........... $49,977,934  $318,923,748  $107,350,447 $85,439,723  $74,536,867   $37,658,022
Contracts in payout
 (annuitization) period............     190,438     1,099,542            --          --           --            --
Retained by AXA Equitable in
 Separate Account A................     111,294       132,772        13,534         537        1,493         1,432
                                    -----------  ------------  ------------ -----------  -----------   -----------
TOTAL NET ASSETS................... $50,279,666  $320,156,062  $107,363,981 $85,440,260  $74,538,360   $37,659,454
                                    ===========  ============  ============ ===========  ===========   ===========

Investments in shares of the
 Portfolios, at cost............... $50,670,614  $358,543,952  $103,966,117 $87,029,750  $78,589,801   $54,987,413

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                    EQ/JPMORGAN   EQ/LARGE CAP EQ/LARGE CAP    EQ/LAZARD       EQ/MFS
                                    EQ/IVY MID CAP     VALUE         GROWTH       VALUE        EMERGING     INTERNATIONAL
                                       GROWTH*     OPPORTUNITIES*    INDEX*       INDEX*    MARKETS EQUITY*    GROWTH*
                                    -------------- -------------- ------------ ------------ --------------- -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........  $149,489,725   $146,683,011  $281,342,733 $85,584,145   $207,750,007   $149,389,701
Receivable for policy-related
 transactions......................       112,672         96,616       147,395      64,178        224,804        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total assets....................   149,602,397    146,779,627   281,490,128  85,648,323    207,974,811    149,556,950
                                     ------------   ------------  ------------ -----------   ------------   ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
   Total liabilities...............       112,646         96,616       147,395      64,178        228,154        167,249
                                     ------------   ------------  ------------ -----------   ------------   ------------
NET ASSETS.........................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

NET ASSETS:
Accumulation unit values...........  $149,489,429   $146,636,501  $281,312,795 $85,581,021   $207,731,773   $149,377,581
Retained by AXA Equitable in
 Separate Account A................           322         46,510        29,938       3,124         14,884         12,120
                                     ------------   ------------  ------------ -----------   ------------   ------------
TOTAL NET ASSETS...................  $149,489,751   $146,683,011  $281,342,733 $85,584,145   $207,746,657   $149,389,701
                                     ============   ============  ============ ===========   ============   ============

Investments in shares of the
 Portfolios, at cost...............  $163,789,759   $177,690,197  $281,666,018 $93,025,285   $210,394,093   $162,687,558

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                       EQ/MFS                    EQ/MFS                                  EQ/
                                    INTERNATIONAL   EQ/MFS      UTILITIES    EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                       VALUE*     TECHNOLOGY*    SERIES*       INDEX*     MARKET*      GLOBAL*
                                    ------------- ------------ ------------ ------------ ----------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $454,315,608  $155,100,060 $109,805,182 $597,179,820 $73,958,269 $167,841,357
Receivable for policy-related
 transactions......................      495,588       217,509       45,839      383,402     345,269      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total assets....................  454,811,196   155,317,569  109,851,021  597,563,222  74,303,538  168,025,060
                                    ------------  ------------ ------------ ------------ ----------- ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
   Total liabilities...............      495,588       218,406       45,809      383,402     343,747      183,703
                                    ------------  ------------ ------------ ------------ ----------- ------------
NET ASSETS......................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

NET ASSETS:
Accumulation unit values........... $454,315,608  $155,095,438 $109,805,212 $597,177,584 $73,634,004 $167,840,612
Contracts in payout
 (annuitization) period............           --            --           --           --     230,858           --
Retained by AXA Equitable in
 Separate Account A................           --         3,725           --        2,236      94,929          745
                                    ------------  ------------ ------------ ------------ ----------- ------------
TOTAL NET ASSETS................... $454,315,608  $155,099,163 $109,805,212 $597,179,820 $73,959,791 $167,841,357
                                    ============  ============ ============ ============ =========== ============

Investments in shares of the
 Portfolios, at cost............... $474,424,943  $172,311,549 $114,090,248 $644,947,102 $73,959,286 $166,388,360

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                     EQ/PIMCO                                              EQ/T. ROWE
                                    GLOBAL REAL EQ/PIMCO ULTRA EQ/QUALITY     EQ/SMALL    PRICE GROWTH EQ/UBS GROWTH
                                      RETURN*    SHORT BOND*   BOND PLUS*  COMPANY INDEX*    STOCK*      & INCOME*
                                    ----------- -------------- ----------- -------------- ------------ -------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $38,574,869  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
Receivable for shares of the
 Portfolios sold...................          --           --        11,142            --            --       36,896
Receivable for policy-related
 transactions......................      35,195       37,330            --       164,561       615,099           --
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total assets....................  38,610,064   78,148,141    74,343,722   274,186,488   639,300,945   33,762,060
                                    -----------  -----------   -----------  ------------  ------------  -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      35,151       37,330            --       164,561       615,099           --
Payable for policy-related
 transactions......................          --           --        11,142            --            --       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
   Total liabilities...............      35,151       37,330        11,142       164,561       615,099       36,896
                                    -----------  -----------   -----------  ------------  ------------  -----------
NET ASSETS......................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

NET ASSETS:
Accumulation unit values........... $38,574,913  $78,098,068   $73,859,235  $273,883,435  $638,685,577  $33,724,883
Contracts in payout
 (annuitization) period............          --           --       351,923            --            --           --
Retained by AXA Equitable in
 Separate Account A................          --       12,743       121,422       138,492           269          281
                                    -----------  -----------   -----------  ------------  ------------  -----------
TOTAL NET ASSETS................... $38,574,913  $78,110,811   $74,332,580  $274,021,927  $638,685,846  $33,725,164
                                    ===========  ===========   ===========  ============  ============  ===========

Investments in shares of the
 Portfolios, at cost............... $39,843,989  $78,806,581   $78,870,291  $327,804,719  $626,254,295  $40,528,464

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                    FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                     EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                       PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                    --------------- --------------- ------------- ----------------- ---------------- ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value.........   $12,308,502     $51,721,954    $48,185,554     $40,326,722      $19,813,247    $ 8,835,213
Receivable for shares of the
 Portfolios sold...................            --              --             --              --               --             --
Receivable for policy-related
 transactions......................         5,676         128,549         60,975          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total assets....................    12,314,178      51,850,503     48,246,529      40,343,977       19,836,217      8,848,933
                                      -----------     -----------    -----------     -----------      -----------    -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
   Total liabilities...............         5,676         128,549         65,579          17,255           22,970         13,720
                                      -----------     -----------    -----------     -----------      -----------    -----------
NET ASSETS.........................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

NET ASSETS:
Accumulation unit values...........   $12,306,554     $51,721,587    $48,180,950     $40,326,170      $19,811,122    $ 8,832,815
Retained by AXA Equitable in
 Separate Account A................         1,948             367             --             552            2,125          2,398
                                      -----------     -----------    -----------     -----------      -----------    -----------
TOTAL NET ASSETS...................   $12,308,502     $51,721,954    $48,180,950     $40,326,722      $19,813,247    $ 8,835,213
                                      ===========     ===========    ===========     ===========      ===========    ===========

Investments in shares of the
 Portfolios, at cost...............   $13,183,226     $58,765,685    $53,371,135     $43,256,045      $23,956,532    $10,675,412

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                   MFS(R)
                                                                                MASSACHUSETTS
                                                                                  INVESTORS   MULTIMANAGER
                                    IVY VIP HIGH IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK   AGGRESSIVE  MULTIMANAGER
                                       INCOME     CAP GROWTH     TRUST SERIES     PORTFOLIO     EQUITY*     CORE BOND*
                                    ------------ ------------- ---------------- ------------- ------------ ------------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $237,178,612  $30,765,847    $16,778,382     $18,287,990  $590,054,669 $103,466,049
Receivable for shares of the
 Portfolios sold...................           --           --             --              --        75,566       14,005
Receivable for policy-related
 transactions......................      161,482       21,766         14,745          34,891            --           --
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total assets....................  237,340,094   30,787,613     16,793,127      18,322,881   590,130,235  103,480,054
                                    ------------  -----------    -----------     -----------  ------------ ------------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............      161,460       21,766         14,745          34,891            --           --
Payable for policy-related
 transactions......................           --           --             --              --        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
   Total liabilities...............      161,460       21,766         14,745          34,891        11,928       14,001
                                    ------------  -----------    -----------     -----------  ------------ ------------
NET ASSETS......................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

NET ASSETS:
Accumulation unit values........... $237,178,634  $30,759,352    $16,777,510     $18,287,623  $588,802,632 $103,441,102
Contracts in payout
 (annuitization) period............           --           --             --              --       902,702           --
Retained by AXA Equitable in
 Separate Account A................           --        6,495            872             367       412,973       24,951
                                    ------------  -----------    -----------     -----------  ------------ ------------
TOTAL NET ASSETS................... $237,178,634  $30,765,847    $16,778,382     $18,287,990  $590,118,307 $103,466,053
                                    ============  ===========    ===========     ===========  ============ ============

Investments in shares of the
 Portfolios, at cost............... $253,411,622  $40,171,440    $17,391,662     $18,112,811  $401,796,869 $106,880,820

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                             PIMCO
                                                                                         COMMODITYREAL
                                    MULTIMANAGER                             OPPENHEIMER   RETURN(R)
                                      MID CAP     MULTIMANAGER  MULTIMANAGER MAIN STREET   STRATEGY    TARGET 2015
                                      GROWTH*    MID CAP VALUE* TECHNOLOGY*  FUND(R)/VA    PORTFOLIO   ALLOCATION*
                                    ------------ -------------- ------------ ----------- ------------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,536   $16,267,403
Receivable for shares of the
 Portfolios sold...................      18,590        19,344             --         --           --            --
Receivable for policy-related
 transactions......................          --            --         30,795      6,414        6,681         2,343
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total assets....................  71,895,746    44,527,781    191,210,983  6,327,673    7,592,217    16,269,746
                                    -----------   -----------   ------------ ----------   ----------   -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............          --            --         30,795      6,414        6,597        16,217
Payable for policy-related
 transactions......................      18,590        19,344             --         --           --            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
   Total liabilities...............      18,590        19,344         30,795      6,414        6,597        16,217
                                    -----------   -----------   ------------ ----------   ----------   -----------
NET ASSETS......................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

NET ASSETS:
Accumulation unit values........... $71,852,482   $44,482,243   $191,089,693 $6,321,012   $7,581,710   $16,253,529
Retained by AXA Equitable in
 Separate Account A................      24,674        26,194         90,495        247        3,910            --
                                    -----------   -----------   ------------ ----------   ----------   -----------
TOTAL NET ASSETS................... $71,877,156   $44,508,437   $191,180,188 $6,321,259   $7,585,620   $16,253,529
                                    ===========   ===========   ============ ==========   ==========   ===========

Investments in shares of the
 Portfolios, at cost............... $82,420,234   $42,383,408   $187,984,800 $6,992,317   $9,277,322   $18,243,269

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                     TEMPLETON  VANECK VIP
                                    TARGET 2025 TARGET 2035 TARGET 2045 TARGET 2055 GLOBAL BOND GLOBAL HARD
                                    ALLOCATION* ALLOCATION* ALLOCATION* ALLOCATION*  VIP FUND   ASSETS FUND
                                    ----------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments in shares of the
 Portfolios, at fair value......... $73,268,430 $83,140,788 $70,069,652 $13,369,375 $68,651,844 $17,519,935
Receivable for shares of the
 Portfolios sold...................          --          --          --          --      12,691          --
Receivable for policy-related
 transactions......................     137,502     120,287      93,506      53,504          --      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total assets....................  73,405,932  83,261,075  70,163,158  13,422,879  68,664,535  17,531,523
                                    ----------- ----------- ----------- ----------- ----------- -----------

LIABILITIES:
Payable for shares of the
 Portfolios purchased..............     129,252     120,287      93,506      53,427          --      11,588
Payable for policy related
 transactions......................          --          --          --          --      12,691          --
                                    ----------- ----------- ----------- ----------- ----------- -----------
   Total liabilities...............     129,252     120,287      93,506      53,427      12,691      11,588
                                    ----------- ----------- ----------- ----------- ----------- -----------
NET ASSETS......................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

NET ASSETS:
Accumulation unit values........... $73,264,469 $83,122,282 $70,066,775 $13,369,452 $68,651,685 $17,519,895
Retained by AXA Equitable in
 Separate Account A................      12,211      18,506       2,877          --         159          40
                                    ----------- ----------- ----------- ----------- ----------- -----------
TOTAL NET ASSETS................... $73,276,680 $83,140,788 $70,069,652 $13,369,452 $68,651,844 $17,519,935
                                    =========== =========== =========== =========== =========== ===========

Investments in shares of the
 Portfolios, at cost............... $74,938,924 $83,165,563 $69,194,995 $14,285,045 $66,948,054 $23,024,854

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
1290 VT CONVERTIBLE SECURITIES..............................         B                  1,496

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................         B                1,012,176

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................         B                 930,061

1290 VT EQUITY INCOME.......................................         B               25,823,379

1290 VT GAMCO MERGERS & ACQUISITIONS........................         B                1,337,574

1290 VT GAMCO SMALL COMPANY VALUE...........................         B               18,031,466

1290 VT HIGH YIELD BOND.....................................         B                1,616,321

1290 VT LOW VOLATILITY GLOBAL EQUITY........................         B                  1,383

1290 VT MICRO CAP...........................................         B                 15,264

1290 VT SMALL CAP VALUE.....................................         B                 326,005

1290 VT SMARTBETA EQUITY....................................         B                 214,964

1290 VT SOCIALLY RESPONSIBLE................................         B                4,659,573

ALL ASSET GROWTH-ALT 20.....................................         B                4,100,540

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/............      CLASS 4             4,550,085

AXA 400 MANAGED VOLATILITY..................................         B                 850,301

AXA 500 MANAGED VOLATILITY..................................         B                1,206,291

AXA 2000 MANAGED VOLATILITY.................................         B                 426,079

AXA AGGRESSIVE ALLOCATION...................................         B               63,727,698

AXA BALANCED STRATEGY.......................................         A                  5,072
AXA BALANCED STRATEGY.......................................         B                8,359,099

AXA CONSERVATIVE ALLOCATION.................................         B               10,860,114

AXA CONSERVATIVE GROWTH STRATEGY............................         B                2,236,349

AXA CONSERVATIVE STRATEGY...................................         B                 767,073

AXA CONSERVATIVE-PLUS ALLOCATION............................         B               22,396,600

AXA GLOBAL EQUITY MANAGED VOLATILITY........................         B               22,342,496

AXA GROWTH STRATEGY.........................................         A                 77,971

AXA INTERNATIONAL CORE MANAGED VOLATILITY...................         B               15,353,518

AXA INTERNATIONAL MANAGED VOLATILITY........................         B                 978,236

AXA INTERNATIONAL VALUE MANAGED VOLATILITY..................         B               13,344,088

AXA LARGE CAP CORE MANAGED VOLATILITY.......................         B                3,191,965

AXA LARGE CAP GROWTH MANAGED VOLATILITY.....................         B               23,572,133

AXA LARGE CAP VALUE MANAGED VOLATILITY......................         A               40,998,615
AXA LARGE CAP VALUE MANAGED VOLATILITY......................         B                5,137,479

AXA MID CAP VALUE MANAGED VOLATILITY........................         B               30,059,494

AXA MODERATE ALLOCATION.....................................         A               78,995,001
AXA MODERATE ALLOCATION.....................................         B               37,822,647

AXA MODERATE GROWTH STRATEGY................................         B                4,633,999

AXA MODERATE-PLUS ALLOCATION................................         B               108,553,063

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
AXA/AB DYNAMIC MODERATE GROWTH..............................         B               1,408,395

AXA/AB SMALL CAP GROWTH.....................................         A               17,292,305
AXA/AB SMALL CAP GROWTH.....................................         B               4,989,976

AXA/CLEARBRIDGE LARGE CAP GROWTH............................         B               13,209,519

AXA/FRANKLIN BALANCED MANAGED VOLATILITY....................         B               8,190,815

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY.............         B               1,300,093

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY........         B               8,280,230

AXA/JANUS ENTERPRISE........................................         B               18,032,379

AXA/LOOMIS SAYLES GROWTH....................................         B               11,235,713

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY..............         B               3,999,432

CHARTER/SM/ MODERATE........................................         B                 31,408

CHARTER/SM/ MULTI-SECTOR BOND...............................         A               14,287,863
CHARTER/SM/ MULTI-SECTOR BOND...............................         B               6,696,576

CHARTER/SM/ SMALL CAP GROWTH................................         B               3,551,251

CHARTER/SM/ SMALL CAP VALUE.................................         B               6,301,009

EQ/AMERICAN CENTURY MID CAP VALUE...........................         B               4,427,454

EQ/BLACKROCK BASIC VALUE EQUITY.............................         B               34,107,861

EQ/CAPITAL GUARDIAN RESEARCH................................         B               8,919,892

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.............         B               4,085,857

EQ/COMMON STOCK INDEX.......................................         A               64,314,690
EQ/COMMON STOCK INDEX.......................................         B               5,735,157

EQ/CORE BOND INDEX..........................................         B               11,686,529

EQ/EMERGING MARKETS EQUITY PLUS.............................         B               1,598,536

EQ/EQUITY 500 INDEX.........................................         A               26,424,371
EQ/EQUITY 500 INDEX.........................................         B               12,728,092

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP..................         B               12,828,831

EQ/FRANKLIN RISING DIVIDENDS................................         B                 53,647

EQ/GLOBAL BOND PLUS.........................................         B               5,621,552

EQ/GOLDMAN SACHS MID CAP VALUE..............................         B               3,337,199

EQ/INTERMEDIATE GOVERNMENT BOND.............................         A               3,815,233
EQ/INTERMEDIATE GOVERNMENT BOND.............................         B               1,156,424

EQ/INTERNATIONAL EQUITY INDEX...............................         A               34,976,684
EQ/INTERNATIONAL EQUITY INDEX...............................         B               3,665,719

EQ/INVESCO COMSTOCK.........................................         B               7,040,224

EQ/INVESCO GLOBAL REAL ESTATE...............................         B               5,711,734

EQ/INVESCO INTERNATIONAL GROWTH.............................         B               2,288,434

EQ/IVY ENERGY...............................................         B               9,760,696

EQ/IVY MID CAP GROWTH.......................................         B               13,512,102

EQ/JPMORGAN VALUE OPPORTUNITIES.............................         B               9,745,530

EQ/LARGE CAP GROWTH INDEX...................................         B               21,857,527

EQ/LARGE CAP VALUE INDEX....................................         B               10,865,261

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------
EQ/LAZARD EMERGING MARKETS EQUITY...........................         B               10,820,148

EQ/MFS INTERNATIONAL GROWTH.................................         B               22,106,765

EQ/MFS INTERNATIONAL VALUE..................................         B               18,483,863

EQ/MFS TECHNOLOGY...........................................         B               9,420,856

EQ/MFS UTILITIES SERIES.....................................         B               3,826,084

EQ/MID CAP INDEX............................................         B               49,366,323

EQ/MONEY MARKET.............................................         A               40,463,599
EQ/MONEY MARKET.............................................         B               33,470,674

EQ/OPPENHEIMER GLOBAL.......................................         B               10,177,294

EQ/PIMCO GLOBAL REAL RETURN.................................         B               4,074,369

EQ/PIMCO ULTRA SHORT BOND...................................         A                 10,837
EQ/PIMCO ULTRA SHORT BOND...................................         B               7,927,018

EQ/QUALITY BOND PLUS........................................         A               6,666,918
EQ/QUALITY BOND PLUS........................................         B               2,253,855

EQ/SMALL COMPANY INDEX......................................         B               29,023,874

EQ/T. ROWE PRICE GROWTH STOCK...............................         B               15,117,340

EQ/UBS GROWTH & INCOME......................................         B               4,378,096

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.....................  SERVICE CLASS 2         620,076

FIDELITY(R) VIP MID CAP PORTFOLIO...........................  SERVICE CLASS 2        1,770,087

INVESCO V.I. DIVERSIFIED DIVIDEND FUND......................     SERIES II           2,046,965

INVESCO V.I. HIGH YIELD FUND................................     SERIES II           8,033,211

INVESCO V.I. MID CAP CORE EQUITY FUND.......................     SERIES II           1,848,251

INVESCO V.I. SMALL CAP EQUITY FUND..........................     SERIES II            586,278

IVY VIP HIGH INCOME.........................................     CLASS II            71,105,232

IVY VIP SMALL CAP GROWTH....................................     CLASS II            4,004,718

MFS(R) INVESTORS TRUST SERIES...............................   SERVICE CLASS          628,875

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO.......   SERVICE CLASS         1,052,243

MULTIMANAGER AGGRESSIVE EQUITY..............................         A               10,288,839
MULTIMANAGER AGGRESSIVE EQUITY..............................         B                472,192

MULTIMANAGER CORE BOND......................................         B               10,797,072

MULTIMANAGER MID CAP GROWTH.................................         B               9,031,463

MULTIMANAGER MID CAP VALUE..................................         B               3,397,008

MULTIMANAGER TECHNOLOGY.....................................         B               8,107,870

OPPENHEIMER MAIN STREET FUND(R)/VA..........................   SERVICE CLASS          238,448

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO.............   ADVISOR CLASS         1,245,572

TARGET 2015 ALLOCATION......................................         B               2,026,412

TARGET 2025 ALLOCATION......................................         B               7,173,219

TARGET 2035 ALLOCATION......................................         B               7,791,812

TARGET 2045 ALLOCATION......................................         B               6,556,618

TARGET 2055 ALLOCATION......................................         B               1,324,065

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                               SHARE CLASS**    PORTFOLIO SHARES HELD
                                                             -----------------  ---------------------

TEMPLETON GLOBAL BOND VIP FUND..............................      CLASS 2             4,079,135

VANECK VIP GLOBAL HARD ASSETS FUND..........................      CLASS S             1,070,246

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

                                                                                                       UNITS
                                                             CONTRACT                               OUTSTANDING
                                                             CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                             -------- -----------------  ---------- -----------
1290 VT CONVERTIBLE SECURITIES..............................  1.25%           B           $ 94.52        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.50%           B           $114.83         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.70%           B           $113.53        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.80%           B           $112.88        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.90%           B           $112.24         2
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  0.95%           B           $111.92         3
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.00%           B           $111.61        --
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.10%           B           $110.97         1
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.20%           B           $110.34        51
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.25%           B           $110.02         9
1290 VT DOUBLELINE DYNAMIC ALLOCATION.......................  1.34%           B           $109.46        30

1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.50%           B           $104.22         6
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.70%           B           $103.46        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.80%           B           $103.08         2
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  0.90%           B           $102.71         5
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.00%           B           $102.33        --
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.10%           B           $101.95         3
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.20%           B           $101.58        63
1290 VT DOUBLELINE OPPORTUNISTIC BOND.......................  1.25%           B           $101.39         9

1290 VT EQUITY INCOME.......................................  0.50%           B           $212.58        27
1290 VT EQUITY INCOME.......................................  0.70%           B           $206.58         2
1290 VT EQUITY INCOME.......................................  0.80%           B           $298.25         1
1290 VT EQUITY INCOME.......................................  0.90%           B           $200.74        21
1290 VT EQUITY INCOME.......................................  0.95%           B           $199.31        12
1290 VT EQUITY INCOME.......................................  1.00%           B           $197.89        --
1290 VT EQUITY INCOME.......................................  1.10%           B           $195.06         7
1290 VT EQUITY INCOME.......................................  1.20%           B           $192.27       127
1290 VT EQUITY INCOME.......................................  1.25%           B           $137.40        24
1290 VT EQUITY INCOME.......................................  1.30%           B           $154.62         3
1290 VT EQUITY INCOME.......................................  1.34%           B           $188.43       286
1290 VT EQUITY INCOME.......................................  1.35%           B           $188.16        --
1290 VT EQUITY INCOME.......................................  1.45%           B           $185.46        --

1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.50%           B           $169.90        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.70%           B           $165.29        --
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.90%           B           $160.80         6
1290 VT GAMCO MERGERS & ACQUISITIONS........................  0.95%           B           $159.70         7
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.10%           B           $156.42         3
1290 VT GAMCO MERGERS & ACQUISITIONS........................  1.20%           B           $154.27         5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                UNITS
                                      CONTRACT                               OUTSTANDING
                                      CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                      -------- -----------------  ---------- -----------
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.25%           B           $123.17         11
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.30%           B           $133.94         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.25          1
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.34%           B           $151.31         71
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.35%           B           $151.10         --
1290 VT GAMCO MERGERS & ACQUISITIONS.  1.45%           B           $149.02         --

1290 VT GAMCO SMALL COMPANY VALUE....  0.00%           B           $117.65          5
1290 VT GAMCO SMALL COMPANY VALUE....  0.40%           B           $172.22          7
1290 VT GAMCO SMALL COMPANY VALUE....  0.50%           B           $346.34         15
1290 VT GAMCO SMALL COMPANY VALUE....  0.70%           B           $336.56         12
1290 VT GAMCO SMALL COMPANY VALUE....  0.80%           B           $391.78          8
1290 VT GAMCO SMALL COMPANY VALUE....  0.90%           B           $327.05        140
1290 VT GAMCO SMALL COMPANY VALUE....  0.95%           B           $324.72         30
1290 VT GAMCO SMALL COMPANY VALUE....  1.00%           B           $322.40          5
1290 VT GAMCO SMALL COMPANY VALUE....  1.10%           B           $317.80         37
1290 VT GAMCO SMALL COMPANY VALUE....  1.20%           B           $313.25      1,106
1290 VT GAMCO SMALL COMPANY VALUE....  1.25%           B           $198.94        234
1290 VT GAMCO SMALL COMPANY VALUE....  1.30%           B           $234.87          8
1290 VT GAMCO SMALL COMPANY VALUE....  1.34%           B           $307.00      1,386
1290 VT GAMCO SMALL COMPANY VALUE....  1.35%           B           $306.55          2
1290 VT GAMCO SMALL COMPANY VALUE....  1.45%           B           $302.16          1

1290 VT HIGH YIELD BOND..............  0.50%           B           $114.11          2
1290 VT HIGH YIELD BOND..............  0.70%           B           $112.81          1
1290 VT HIGH YIELD BOND..............  0.80%           B           $112.17         --
1290 VT HIGH YIELD BOND..............  0.90%           B           $111.54          2
1290 VT HIGH YIELD BOND..............  0.95%           B           $111.22          2
1290 VT HIGH YIELD BOND..............  1.00%           B           $110.91         --
1290 VT HIGH YIELD BOND..............  1.10%           B           $110.27          2
1290 VT HIGH YIELD BOND..............  1.20%           B           $109.64         76
1290 VT HIGH YIELD BOND..............  1.25%           B           $109.33         15
1290 VT HIGH YIELD BOND..............  1.34%           B           $108.77         33
1290 VT HIGH YIELD BOND..............  1.45%           B           $108.09         --

1290 VT LOW VOLATILITY GLOBAL EQUITY.  1.25%           B           $ 96.35         --

1290 VT MICRO CAP....................  1.25%           B           $ 87.68          2

1290 VT SMALL CAP VALUE..............  0.50%           B           $107.20          8
1290 VT SMALL CAP VALUE..............  0.70%           B           $106.42         --
1290 VT SMALL CAP VALUE..............  0.80%           B           $106.03         --
1290 VT SMALL CAP VALUE..............  0.90%           B           $105.64          1
1290 VT SMALL CAP VALUE..............  1.00%           B           $105.26         --
1290 VT SMALL CAP VALUE..............  1.10%           B           $104.87         --
1290 VT SMALL CAP VALUE..............  1.20%           B           $104.48         16
1290 VT SMALL CAP VALUE..............  1.25%           B           $104.29          3

1290 VT SMARTBETA EQUITY.............  0.50%           B           $114.48          1
1290 VT SMARTBETA EQUITY.............  0.80%           B           $113.23         --
1290 VT SMARTBETA EQUITY.............  0.90%           B           $112.81          2
1290 VT SMARTBETA EQUITY.............  1.00%           B           $112.40         --
1290 VT SMARTBETA EQUITY.............  1.10%           B           $111.99         --
1290 VT SMARTBETA EQUITY.............  1.20%           B           $111.58         18
1290 VT SMARTBETA EQUITY.............  1.25%           B           $111.37          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
1290 VT SOCIALLY RESPONSIBLE...........................  0.00%           B           $127.24         6
1290 VT SOCIALLY RESPONSIBLE...........................  0.40%           B           $192.22         4
1290 VT SOCIALLY RESPONSIBLE...........................  0.50%           B           $164.64         2
1290 VT SOCIALLY RESPONSIBLE...........................  0.70%           B           $179.21         1
1290 VT SOCIALLY RESPONSIBLE...........................  0.80%           B           $348.03        --
1290 VT SOCIALLY RESPONSIBLE...........................  0.90%           B           $172.35         9
1290 VT SOCIALLY RESPONSIBLE...........................  0.95%           B           $218.83         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.00%           B           $169.02        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.10%           B           $165.73         3
1290 VT SOCIALLY RESPONSIBLE...........................  1.20%           B           $162.51        89
1290 VT SOCIALLY RESPONSIBLE...........................  1.25%           B           $162.21         4
1290 VT SOCIALLY RESPONSIBLE...........................  1.30%           B           $178.18        --
1290 VT SOCIALLY RESPONSIBLE...........................  1.34%           B           $158.11       197
1290 VT SOCIALLY RESPONSIBLE...........................  1.45%           B           $200.53        --

ALL ASSET GROWTH-ALT 20................................  0.50%           B           $163.89         2
ALL ASSET GROWTH-ALT 20................................  0.70%           B           $160.84         2
ALL ASSET GROWTH-ALT 20................................  0.80%           B           $159.34         2
ALL ASSET GROWTH-ALT 20................................  0.90%           B           $157.85        18
ALL ASSET GROWTH-ALT 20................................  0.95%           B           $157.12         6
ALL ASSET GROWTH-ALT 20................................  1.00%           B           $156.38         3
ALL ASSET GROWTH-ALT 20................................  1.10%           B           $154.92         7
ALL ASSET GROWTH-ALT 20................................  1.20%           B           $153.46       287
ALL ASSET GROWTH-ALT 20................................  1.25%           B           $152.74        12
ALL ASSET GROWTH-ALT 20................................  1.34%           B           $151.45       157
ALL ASSET GROWTH-ALT 20................................  1.45%           B           $149.89        --

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.50%        CLASS 4        $104.33        16
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.70%        CLASS 4        $103.15         5
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.80%        CLASS 4        $102.57         3
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.90%        CLASS 4        $101.99        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  0.95%        CLASS 4        $101.70        21
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.00%        CLASS 4        $101.41         1
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.10%        CLASS 4        $100.83        15
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.20%        CLASS 4        $100.26       244
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.25%        CLASS 4        $ 99.97        52
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.34%        CLASS 4        $ 99.46        90
AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.......  1.45%        CLASS 4        $ 98.83        --

AXA 400 MANAGED VOLATILITY.............................  0.40%           B           $172.07         4
AXA 400 MANAGED VOLATILITY.............................  0.50%           B           $183.77        --
AXA 400 MANAGED VOLATILITY.............................  0.70%           B           $203.61        --
AXA 400 MANAGED VOLATILITY.............................  0.80%           B           $179.00        --
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $177.44         1
AXA 400 MANAGED VOLATILITY.............................  0.90%           B           $200.22         2
AXA 400 MANAGED VOLATILITY.............................  0.95%           B           $199.38         1
AXA 400 MANAGED VOLATILITY.............................  1.10%           B           $174.35         6
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $172.82        37
AXA 400 MANAGED VOLATILITY.............................  1.20%           B           $195.22        --
AXA 400 MANAGED VOLATILITY.............................  1.25%           B           $194.41         3
AXA 400 MANAGED VOLATILITY.............................  1.34%           B           $192.93        30
AXA 400 MANAGED VOLATILITY.............................  1.45%           B           $144.84        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA 500 MANAGED VOLATILITY.............................  0.50%           B           $205.04          1
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $201.48         --
AXA 500 MANAGED VOLATILITY.............................  0.70%           B           $225.01         --
AXA 500 MANAGED VOLATILITY.............................  0.80%           B           $199.72         --
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $197.98          4
AXA 500 MANAGED VOLATILITY.............................  0.90%           B           $221.26          3
AXA 500 MANAGED VOLATILITY.............................  0.95%           B           $220.34          1
AXA 500 MANAGED VOLATILITY.............................  1.00%           B           $196.26         --
AXA 500 MANAGED VOLATILITY.............................  1.10%           B           $194.54          8
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $192.83         57
AXA 500 MANAGED VOLATILITY.............................  1.20%           B           $215.74          3
AXA 500 MANAGED VOLATILITY.............................  1.25%           B           $214.84          9
AXA 500 MANAGED VOLATILITY.............................  1.34%           B           $213.21         43

AXA 2000 MANAGED VOLATILITY............................  0.50%           B           $171.46          2
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $168.48         --
AXA 2000 MANAGED VOLATILITY............................  0.70%           B           $198.56         --
AXA 2000 MANAGED VOLATILITY............................  0.80%           B           $167.01         --
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $165.56          1
AXA 2000 MANAGED VOLATILITY............................  0.90%           B           $195.26          2
AXA 2000 MANAGED VOLATILITY............................  0.95%           B           $194.44          1
AXA 2000 MANAGED VOLATILITY............................  1.10%           B           $162.68          1
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $161.25         21
AXA 2000 MANAGED VOLATILITY............................  1.20%           B           $190.38          1
AXA 2000 MANAGED VOLATILITY............................  1.25%           B           $189.59          2
AXA 2000 MANAGED VOLATILITY............................  1.34%           B           $188.15         14

AXA AGGRESSIVE ALLOCATION..............................  0.50%           B           $218.14         34
AXA AGGRESSIVE ALLOCATION..............................  0.70%           B           $211.53          9
AXA AGGRESSIVE ALLOCATION..............................  0.80%           B           $254.96          5
AXA AGGRESSIVE ALLOCATION..............................  0.90%           B           $205.14        325
AXA AGGRESSIVE ALLOCATION..............................  0.95%           B           $203.56         67
AXA AGGRESSIVE ALLOCATION..............................  1.00%           B           $202.01          3
AXA AGGRESSIVE ALLOCATION..............................  1.10%           B           $198.92         88
AXA AGGRESSIVE ALLOCATION..............................  1.20%           B           $195.86      1,094
AXA AGGRESSIVE ALLOCATION..............................  1.25%           B           $120.24         40
AXA AGGRESSIVE ALLOCATION..............................  1.30%           B           $135.08         12
AXA AGGRESSIVE ALLOCATION..............................  1.34%           B           $191.68      1,648
AXA AGGRESSIVE ALLOCATION..............................  1.35%           B           $191.38          1
AXA AGGRESSIVE ALLOCATION..............................  1.45%           B           $188.44          1

AXA BALANCED STRATEGY..................................  1.25%           A           $141.19          1
AXA BALANCED STRATEGY..................................  0.50%           B           $132.50         25
AXA BALANCED STRATEGY..................................  0.70%           B           $130.74          1
AXA BALANCED STRATEGY..................................  0.80%           B           $129.86         --
AXA BALANCED STRATEGY..................................  0.90%           B           $129.00          8
AXA BALANCED STRATEGY..................................  0.95%           B           $128.57          1
AXA BALANCED STRATEGY..................................  1.00%           B           $128.14          1
AXA BALANCED STRATEGY..................................  1.10%           B           $127.28          7
AXA BALANCED STRATEGY..................................  1.20%           B           $126.43         90
AXA BALANCED STRATEGY..................................  1.25%           B           $126.00         45
AXA BALANCED STRATEGY..................................  1.25%           B           $151.22         86
AXA BALANCED STRATEGY..................................  1.30%           B           $150.50        501

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA BALANCED STRATEGY..................................  1.34%           B           $125.24        69
AXA BALANCED STRATEGY..................................  1.45%           B           $124.32         1

AXA CONSERVATIVE ALLOCATION............................  0.50%           B           $147.27         9
AXA CONSERVATIVE ALLOCATION............................  0.70%           B           $142.81         3
AXA CONSERVATIVE ALLOCATION............................  0.80%           B           $138.00         1
AXA CONSERVATIVE ALLOCATION............................  0.90%           B           $138.49        52
AXA CONSERVATIVE ALLOCATION............................  0.95%           B           $137.43        38
AXA CONSERVATIVE ALLOCATION............................  1.00%           B           $136.38        --
AXA CONSERVATIVE ALLOCATION............................  1.10%           B           $134.29        28
AXA CONSERVATIVE ALLOCATION............................  1.20%           B           $132.23       222
AXA CONSERVATIVE ALLOCATION............................  1.25%           B           $113.59       147
AXA CONSERVATIVE ALLOCATION............................  1.30%           B           $116.63        12
AXA CONSERVATIVE ALLOCATION............................  1.34%           B           $129.41       245
AXA CONSERVATIVE ALLOCATION............................  1.45%           B           $127.22        --

AXA CONSERVATIVE GROWTH STRATEGY.......................  0.50%           B           $125.40         7
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.70%           B           $123.73        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.80%           B           $122.91        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.90%           B           $122.09         2
AXA CONSERVATIVE GROWTH STRATEGY.......................  0.95%           B           $121.68         4
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.00%           B           $121.28        --
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.10%           B           $120.46         6
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.20%           B           $119.65        50
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $119.25        72
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.25%           B           $140.97        19
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.30%           B           $140.30        44
AXA CONSERVATIVE GROWTH STRATEGY.......................  1.34%           B           $118.53        36

AXA CONSERVATIVE STRATEGY..............................  0.50%           B           $111.74        12
AXA CONSERVATIVE STRATEGY..............................  0.70%           B           $110.25        --
AXA CONSERVATIVE STRATEGY..............................  0.80%           B           $109.52        --
AXA CONSERVATIVE STRATEGY..............................  0.90%           B           $108.79         2
AXA CONSERVATIVE STRATEGY..............................  0.95%           B           $108.43         1
AXA CONSERVATIVE STRATEGY..............................  1.10%           B           $107.34         2
AXA CONSERVATIVE STRATEGY..............................  1.20%           B           $106.62        18
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $106.26         8
AXA CONSERVATIVE STRATEGY..............................  1.25%           B           $120.17         6
AXA CONSERVATIVE STRATEGY..............................  1.30%           B           $119.60        20
AXA CONSERVATIVE STRATEGY..............................  1.34%           B           $105.62        11

AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.50%           B           $164.35        23
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.70%           B           $159.37         6
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.80%           B           $165.48         2
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.90%           B           $154.55       127
AXA CONSERVATIVE-PLUS ALLOCATION.......................  0.95%           B           $153.37        27
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.00%           B           $152.20         1
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.10%           B           $149.87        42
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.20%           B           $147.57       523
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.25%           B           $116.84       137
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.30%           B           $122.86        12
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.34%           B           $144.41       502
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.35%           B           $144.19        --
AXA CONSERVATIVE-PLUS ALLOCATION.......................  1.45%           B           $141.98        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.50%           B           $330.79         1
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $244.46        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.70%           B           $399.54         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.80%           B           $245.62        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $383.39        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.90%           B           $454.75         5
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  0.95%           B           $334.59        29
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.00%           B           $375.57        --
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.10%           B           $367.87         9
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $340.25       136
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.20%           B           $360.30        34
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.25%           B           $102.54        39
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.30%           B           $140.04         3
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $232.06       990
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.34%           B           $375.33        18
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.35%           B           $349.27         2
AXA GLOBAL EQUITY MANAGED VOLATILITY...................  1.45%           B           $323.07         1

AXA GROWTH STRATEGY....................................  1.10%           A           $162.72         6
AXA GROWTH STRATEGY....................................  1.25%           A           $160.44         2

AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.40%           B           $ 93.00         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.50%           B           $123.39         1
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.70%           B           $133.97         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.80%           B           $181.33        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.90%           B           $128.85        58
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  0.95%           B           $156.76        31
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.00%           B           $126.36        --
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.10%           B           $123.91        12
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.20%           B           $121.50       314
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.25%           B           $ 79.44        20
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.30%           B           $ 91.84         3
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.34%           B           $118.21       767
AXA INTERNATIONAL CORE MANAGED VOLATILITY..............  1.45%           B           $143.78        --

AXA INTERNATIONAL MANAGED VOLATILITY...................  0.50%           B           $115.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.70%           B           $121.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.80%           B           $112.56        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $111.58        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.90%           B           $119.36         6
AXA INTERNATIONAL MANAGED VOLATILITY...................  0.95%           B           $118.86         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.00%           B           $110.61        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.10%           B           $109.64         1
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $108.68        56
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.20%           B           $116.38        --
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.25%           B           $115.90         3
AXA INTERNATIONAL MANAGED VOLATILITY...................  1.34%           B           $115.02        34

AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.40%           B           $118.95        36
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.50%           B           $119.10         2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.70%           B           $142.39         4
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.80%           B           $177.20        --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.90%           B           $136.94        48
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  0.95%           B           $135.61        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.00%           B           $134.29         --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.10%           B           $131.69          8
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.20%           B           $129.12        101
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.25%           B           $ 74.01         18
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.30%           B           $ 85.27          3
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.34%           B           $125.63        954
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.35%           B           $125.38          2
AXA INTERNATIONAL VALUE MANAGED VOLATILITY.............  1.45%           B           $134.61         --

AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.50%           B           $185.87          1
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.70%           B           $189.94         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.80%           B           $321.03         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.90%           B           $182.67          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  0.95%           B           $180.90          8
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.00%           B           $179.15         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.10%           B           $175.67          2
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.20%           B           $172.25         33
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.25%           B           $153.62          6
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.30%           B           $167.54         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.34%           B           $167.59        122
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.35%           B           $167.26         --
AXA LARGE CAP CORE MANAGED VOLATILITY..................  1.45%           B           $164.01         --

AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.50%           B           $142.10          7
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.70%           B           $245.25          8
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.80%           B           $361.87         --
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $210.72         21
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.90%           B           $235.34         63
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  0.95%           B           $197.81         93
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.00%           B           $230.54          1
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.10%           B           $225.81         16
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $212.39        243
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.20%           B           $221.17         34
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.25%           B           $194.08         13
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.30%           B           $222.77          5
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.34%           B           $321.14      1,752
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.35%           B           $214.40          3
AXA LARGE CAP GROWTH MANAGED VOLATILITY................  1.45%           B           $201.67          4

AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.70%           A           $189.54          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           A           $182.29         49
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           A           $171.89         28
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.34%           A           $167.24      3,755
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.35%           A           $166.91          8
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.45%           A           $175.06          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.40%           B           $169.93         22
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.50%           B           $209.65          4
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.80%           B           $295.70         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.90%           B           $179.93         26
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  0.95%           B           $188.97        111
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.00%           B           $178.76         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $173.03          7
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.10%           B           $175.30         --
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $169.66        273

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.20%           B           $171.89          2
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.25%           B           $110.44         19
AXA LARGE CAP VALUE MANAGED VOLATILITY.................  1.30%           B           $121.43          7

AXA MID CAP VALUE MANAGED VOLATILITY...................  0.50%           B           $299.72          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.70%           B           $234.39          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.80%           B           $337.73         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $224.92         27
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.90%           B           $278.34         10
AXA MID CAP VALUE MANAGED VOLATILITY...................  0.95%           B           $281.39         46
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.00%           B           $220.33         --
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.10%           B           $215.81          7
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $210.72        159
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.20%           B           $211.37         25
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.25%           B           $134.56         21
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.30%           B           $153.84          4
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.34%           B           $259.06      1,341
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.35%           B           $204.90          2
AXA MID CAP VALUE MANAGED VOLATILITY...................  1.45%           B           $200.08          1

AXA MODERATE ALLOCATION................................  0.70%           A           $220.17         23
AXA MODERATE ALLOCATION+...............................  0.70%           A           $220.59          1
AXA MODERATE ALLOCATION................................  0.90%           A           $258.46        260
AXA MODERATE ALLOCATION+...............................  0.90%           A           $261.58         21
AXA MODERATE ALLOCATION................................  1.20%           A           $223.14         35
AXA MODERATE ALLOCATION+...............................  1.34%           A           $ 82.34      9,111
AXA MODERATE ALLOCATION................................  1.35%           A           $259.03        691
AXA MODERATE ALLOCATION................................  1.35%           A           $260.67         11
AXA MODERATE ALLOCATION................................  1.45%           A           $164.87          3
AXA MODERATE ALLOCATION................................  0.40%           B           $128.68         24
AXA MODERATE ALLOCATION................................  0.50%           B           $160.10         86
AXA MODERATE ALLOCATION................................  0.70%           B           $169.14         --
AXA MODERATE ALLOCATION................................  0.80%           B           $179.05         10
AXA MODERATE ALLOCATION+...............................  0.90%           B           $164.63          8
AXA MODERATE ALLOCATION................................  0.90%           B           $181.03         72
AXA MODERATE ALLOCATION................................  0.95%           B           $161.10        108
AXA MODERATE ALLOCATION................................  1.00%           B           $177.21          3
AXA MODERATE ALLOCATION................................  1.10%           B           $156.44        189
AXA MODERATE ALLOCATION................................  1.20%           B           $167.87      2,152
AXA MODERATE ALLOCATION................................  1.25%           B           $114.89        308
AXA MODERATE ALLOCATION................................  1.30%           B           $124.30         73

AXA MODERATE GROWTH STRATEGY...........................  0.50%           B           $140.11         43
AXA MODERATE GROWTH STRATEGY...........................  0.70%           B           $138.24          1
AXA MODERATE GROWTH STRATEGY...........................  0.80%           B           $137.32         --
AXA MODERATE GROWTH STRATEGY...........................  0.90%           B           $136.41         17
AXA MODERATE GROWTH STRATEGY...........................  0.95%           B           $135.95          4
AXA MODERATE GROWTH STRATEGY...........................  1.00%           B           $135.50          1
AXA MODERATE GROWTH STRATEGY...........................  1.10%           B           $134.59         16
AXA MODERATE GROWTH STRATEGY...........................  1.20%           B           $133.69        280
AXA MODERATE GROWTH STRATEGY...........................  1.25%           B           $133.24         61
AXA MODERATE GROWTH STRATEGY...........................  1.34%           B           $132.43        116
AXA MODERATE GROWTH STRATEGY...........................  1.45%           B           $131.46         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA MODERATE-PLUS ALLOCATION...........................  0.50%           B           $201.87         26
AXA MODERATE-PLUS ALLOCATION...........................  0.70%           B           $195.76         23
AXA MODERATE-PLUS ALLOCATION...........................  0.80%           B           $214.21          9
AXA MODERATE-PLUS ALLOCATION...........................  0.90%           B           $189.84        431
AXA MODERATE-PLUS ALLOCATION...........................  0.95%           B           $188.39        165
AXA MODERATE-PLUS ALLOCATION...........................  1.00%           B           $186.95          3
AXA MODERATE-PLUS ALLOCATION...........................  1.10%           B           $184.08        170
AXA MODERATE-PLUS ALLOCATION...........................  1.20%           B           $181.26      1,843
AXA MODERATE-PLUS ALLOCATION...........................  1.25%           B           $119.33        145
AXA MODERATE-PLUS ALLOCATION...........................  1.30%           B           $130.87         69
AXA MODERATE-PLUS ALLOCATION...........................  1.34%           B           $177.39      3,194
AXA MODERATE-PLUS ALLOCATION...........................  1.35%           B           $177.11          4
AXA MODERATE-PLUS ALLOCATION...........................  1.45%           B           $174.39          1

AXA/AB DYNAMIC MODERATE GROWTH.........................  0.50%           B           $134.41         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.70%           B           $132.62         --
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.80%           B           $131.73          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.90%           B           $130.86          3
AXA/AB DYNAMIC MODERATE GROWTH.........................  0.95%           B           $130.42          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.00%           B           $129.98          2
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.10%           B           $129.11          9
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.20%           B           $128.25         71
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.25%           B           $127.82         16
AXA/AB DYNAMIC MODERATE GROWTH.........................  1.34%           B           $127.05         25

AXA/AB SMALL CAP GROWTH................................  0.70%           A           $339.42          3
AXA/AB SMALL CAP GROWTH................................  0.90%           A           $418.36         16
AXA/AB SMALL CAP GROWTH................................  1.20%           A           $391.74          8
AXA/AB SMALL CAP GROWTH................................  1.34%           A           $379.89        675
AXA/AB SMALL CAP GROWTH................................  1.35%           A           $379.05          3
AXA/AB SMALL CAP GROWTH................................  1.45%           A           $272.38          1
AXA/AB SMALL CAP GROWTH................................  0.50%           B           $224.46         21
AXA/AB SMALL CAP GROWTH................................  0.70%           B           $364.61         --
AXA/AB SMALL CAP GROWTH................................  0.80%           B           $399.30          1
AXA/AB SMALL CAP GROWTH................................  0.90%           B           $295.87          4
AXA/AB SMALL CAP GROWTH................................  0.95%           B           $347.26         30
AXA/AB SMALL CAP GROWTH................................  1.00%           B           $375.25         --
AXA/AB SMALL CAP GROWTH................................  1.10%           B           $337.23          5
AXA/AB SMALL CAP GROWTH................................  1.20%           B           $277.41        161
AXA/AB SMALL CAP GROWTH................................  1.25%           B           $175.59         42
AXA/AB SMALL CAP GROWTH................................  1.30%           B           $210.32          3

AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.70%           B           $235.14          5
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.90%           B           $226.14         26
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  0.95%           B           $223.95         24
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.10%           B           $217.47         15
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.20%           B           $213.24         51
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.25%           B           $215.59         39
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.30%           B           $246.16          2
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.34%           B           $207.47        499
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.35%           B           $207.06          1
AXA/CLEARBRIDGE LARGE CAP GROWTH.......................  1.45%           B           $203.03         --

AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.40%           B           $136.78         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.50%           B           $152.04         9
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.70%           B           $148.32         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.80%           B           $226.10         1
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.90%           B           $144.68        17
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  0.95%           B           $143.79        23
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.00%           B           $142.90        --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.10%           B           $141.13        15
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.20%           B           $139.38       113
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.25%           B           $127.54        54
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.30%           B           $135.72         7
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.34%           B           $136.97       358
AXA/FRANKLIN BALANCED MANAGED VOLATILITY...............  1.45%           B           $135.10         1

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.50%           B           $166.02         5
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.70%           B           $161.95        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.80%           B           $331.31        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.90%           B           $157.98         2
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  0.95%           B           $157.01         3
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.00%           B           $156.04        --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.10%           B           $154.10         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.20%           B           $152.19        19
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.25%           B           $126.62         4
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.30%           B           $143.61         1
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY........  1.34%           B           $149.56        79

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.50%           B           $129.09        10
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.70%           B           $126.10        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.80%           B           $240.27         1
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.90%           B           $123.18        15
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  0.95%           B           $122.46        17
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.00%           B           $235.53        --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.10%           B           $135.28        14
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.20%           B           $118.91       133
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.25%           B           $117.18        30
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.30%           B           $117.83        11
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY...  1.34%           B           $116.97       324

AXA/JANUS ENTERPRISE...................................  0.40%           B           $156.91         4
AXA/JANUS ENTERPRISE...................................  0.50%           B           $267.67         3
AXA/JANUS ENTERPRISE...................................  0.70%           B           $260.40         4
AXA/JANUS ENTERPRISE...................................  0.80%           B           $323.65         2
AXA/JANUS ENTERPRISE...................................  0.90%           B           $253.33        76
AXA/JANUS ENTERPRISE...................................  0.95%           B           $251.59        14
AXA/JANUS ENTERPRISE...................................  1.00%           B           $249.86         2
AXA/JANUS ENTERPRISE...................................  1.10%           B           $246.43        18
AXA/JANUS ENTERPRISE...................................  1.20%           B           $243.04       443
AXA/JANUS ENTERPRISE...................................  1.25%           B           $158.01       139
AXA/JANUS ENTERPRISE...................................  1.30%           B           $186.67         3
AXA/JANUS ENTERPRISE...................................  1.34%           B           $238.38       571
AXA/JANUS ENTERPRISE...................................  1.35%           B           $238.05         1
AXA/JANUS ENTERPRISE...................................  1.45%           B           $234.77        --

AXA/LOOMIS SAYLES GROWTH...............................  0.40%           B           $208.34         3
AXA/LOOMIS SAYLES GROWTH...............................  0.50%           B           $312.98         3
AXA/LOOMIS SAYLES GROWTH...............................  0.70%           B           $304.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
AXA/LOOMIS SAYLES GROWTH...............................  0.80%           B           $356.37        --
AXA/LOOMIS SAYLES GROWTH...............................  0.90%           B           $295.55        16
AXA/LOOMIS SAYLES GROWTH...............................  0.95%           B           $293.44         8
AXA/LOOMIS SAYLES GROWTH...............................  1.00%           B           $291.35        --
AXA/LOOMIS SAYLES GROWTH...............................  1.10%           B           $287.18         6
AXA/LOOMIS SAYLES GROWTH...............................  1.20%           B           $283.07        26
AXA/LOOMIS SAYLES GROWTH...............................  1.25%           B           $222.96        65
AXA/LOOMIS SAYLES GROWTH...............................  1.30%           B           $245.26         1
AXA/LOOMIS SAYLES GROWTH...............................  1.34%           B           $277.43       184
AXA/LOOMIS SAYLES GROWTH...............................  1.35%           B           $277.02        --
AXA/LOOMIS SAYLES GROWTH...............................  1.45%           B           $273.06        --

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.50%           B           $132.07         2
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.70%           B           $128.83         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.80%           B           $236.00         1
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.90%           B           $125.67        13
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  0.95%           B           $124.89         6
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.00%           B           $124.12        --
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.10%           B           $122.59         5
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.20%           B           $121.06       127
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.25%           B           $103.82        11
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.30%           B           $115.98         7
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.34%           B           $118.97       181
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.........  1.45%           B           $117.35        --

CHARTER/SM/ MODERATE...................................  0.50%           B           $100.07        --
CHARTER/SM/ MODERATE...................................  0.80%           B           $ 99.57        --
CHARTER/SM/ MODERATE...................................  0.90%           B           $ 99.40        --
CHARTER/SM/ MODERATE...................................  1.10%           B           $ 99.07        --
CHARTER/SM/ MODERATE...................................  1.20%           B           $ 98.90        --
CHARTER/SM/ MODERATE...................................  1.25%           B           $ 98.82         2

CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           A           $120.45         2
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           A           $154.48        20
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           A           $126.37         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.34%           A           $165.43       292
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.35%           A           $176.18         3
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.45%           A           $ 95.93        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.50%           B           $136.65         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.70%           B           $125.97        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.80%           B           $129.02        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.90%           B           $104.46         4
CHARTER/SM/ MULTI-SECTOR BOND..........................  0.95%           B           $119.98        44
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.00%           B           $139.73        --
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.10%           B           $116.52        14
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.20%           B           $ 97.82       147
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.25%           B           $ 90.93        24
CHARTER/SM/ MULTI-SECTOR BOND..........................  1.30%           B           $ 94.53         3

CHARTER/SM/ SMALL CAP GROWTH...........................  0.50%           B           $214.31         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.70%           B           $208.25         1
CHARTER/SM/ SMALL CAP GROWTH...........................  0.80%           B           $313.24        --
CHARTER/SM/ SMALL CAP GROWTH...........................  0.90%           B           $202.37         4
CHARTER/SM/ SMALL CAP GROWTH...........................  0.95%           B           $200.92         8

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
CHARTER/SM/ SMALL CAP GROWTH...........................  1.00%           B           $199.49         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.10%           B           $196.64          2
CHARTER/SM/ SMALL CAP GROWTH...........................  1.20%           B           $193.82         14
CHARTER/SM/ SMALL CAP GROWTH...........................  1.25%           B           $131.08         11
CHARTER/SM/ SMALL CAP GROWTH...........................  1.30%           B           $149.73         --
CHARTER/SM/ SMALL CAP GROWTH+..........................  1.34%           B           $188.81         10
CHARTER/SM/ SMALL CAP GROWTH...........................  1.34%           B           $189.96        175
CHARTER/SM/ SMALL CAP GROWTH...........................  1.35%           B           $189.68         --
CHARTER/SM/ SMALL CAP GROWTH...........................  1.45%           B           $186.96         --

CHARTER/SM/ SMALL CAP VALUE............................  0.50%           B           $262.38          1
CHARTER/SM/ SMALL CAP VALUE............................  0.70%           B           $268.26          1
CHARTER/SM/ SMALL CAP VALUE............................  0.80%           B           $295.41         --
CHARTER/SM/ SMALL CAP VALUE............................  0.90%           B           $257.99          9
CHARTER/SM/ SMALL CAP VALUE............................  0.95%           B           $201.61         16
CHARTER/SM/ SMALL CAP VALUE............................  1.10%           B           $248.10          1
CHARTER/SM /SMALL CAP VALUE............................  1.20%           B           $243.27         23
CHARTER/SM/ SMALL CAP VALUE............................  1.25%           B           $109.45          2
CHARTER/SM /SMALL CAP VALUE............................  1.30%           B           $119.22         --
CHARTER/SM/ SMALL CAP VALUE+...........................  1.34%           B           $234.82         13
CHARTER/SM/ SMALL CAP VALUE............................  1.34%           B           $236.69        337
CHARTER/SM/ SMALL CAP VALUE............................  1.35%           B           $236.22         --
CHARTER/SM/ SMALL CAP VALUE............................  1.45%           B           $181.61         --

EQ/AMERICAN CENTURY MID CAP VALUE......................  0.00%           B           $117.64          5
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.50%           B           $208.22         22
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.70%           B           $204.60         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.80%           B           $202.82          7
EQ/AMERICAN CENTURY MID CAP VALUE......................  0.90%           B           $201.05          6
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.00%           B           $199.30         --
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.10%           B           $197.55          4
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.20%           B           $195.82        368
EQ/AMERICAN CENTURY MID CAP VALUE......................  1.25%           B           $ 89.26          1

EQ/BLACKROCK BASIC VALUE EQUITY........................  0.50%           B           $254.55         15
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.70%           B           $312.13          8
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.80%           B           $290.48          5
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $292.62         16
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.90%           B           $299.51         84
EQ/BLACKROCK BASIC VALUE EQUITY........................  0.95%           B           $247.67         49
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.00%           B           $293.40          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.10%           B           $287.38         23
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $279.35        738
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.20%           B           $281.48         81
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.25%           B           $135.73        208
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.30%           B           $153.47          6
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.34%           B           $354.08      1,072
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.35%           B           $272.86          2
EQ/BLACKROCK BASIC VALUE EQUITY........................  1.45%           B           $265.24          1

EQ/CAPITAL GUARDIAN RESEARCH...........................  0.70%           B           $277.86          2
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.90%           B           $267.23         12
EQ/CAPITAL GUARDIAN RESEARCH...........................  0.95%           B           $264.63         26
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.10%           B           $256.98          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.20%           B           $251.98        103
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.25%           B           $176.19        175
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.30%           B           $191.83          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.34%           B           $245.16        532
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.35%           B           $244.68          1
EQ/CAPITAL GUARDIAN RESEARCH...........................  1.45%           B           $239.92          1

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.50%           B           $156.43         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.70%           B           $152.60         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.80%           B           $265.92         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.90%           B           $148.86          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  0.95%           B           $147.94          5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.00%           B           $147.02         --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.10%           B           $145.20          1
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.20%           B           $143.40         19
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.25%           B           $122.30          2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.30%           B           $137.27          7
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.34%           B           $140.92        119
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY........  1.45%           B           $139.00         --

EQ/COMMON STOCK INDEX..................................  0.70%           A           $280.31         21
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $916.78         27
EQ/COMMON STOCK INDEX+.................................  0.74%           A           $993.06         13
EQ/COMMON STOCK INDEX..................................  0.90%           A           $389.35         40
EQ/COMMON STOCK INDEX..................................  1.20%           A           $311.53         17
EQ/COMMON STOCK INDEX..................................  1.35%           A           $472.28        682
EQ/COMMON STOCK INDEX..................................  1.35%           A           $493.46          9
EQ/COMMON STOCK INDEX+.................................  1.40%           A           $626.04      2,423
EQ/COMMON STOCK INDEX..................................  1.45%           A           $188.26         11
EQ/COMMON STOCK INDEX..................................  0.40%           B           $187.19         11
EQ/COMMON STOCK INDEX..................................  0.50%           B           $181.66          4
EQ/COMMON STOCK INDEX..................................  0.80%           B           $357.70          1
EQ/COMMON STOCK INDEX..................................  0.90%           B           $186.08         10
EQ/COMMON STOCK INDEX..................................  0.90%           B           $208.25         38
EQ/COMMON STOCK INDEX..................................  0.95%           B           $175.95        117
EQ/COMMON STOCK INDEX..................................  1.00%           B           $301.57         --
EQ/COMMON STOCK INDEX..................................  1.10%           B           $170.86         17
EQ/COMMON STOCK INDEX..................................  1.20%           B           $191.72        556
EQ/COMMON STOCK INDEX..................................  1.25%           B           $151.15        169
EQ/COMMON STOCK INDEX..................................  1.30%           B           $168.20         10

EQ/CORE BOND INDEX.....................................  0.40%           B           $102.98          9
EQ/CORE BOND INDEX.....................................  0.50%           B           $131.31          7
EQ/CORE BOND INDEX.....................................  0.70%           B           $126.87          6
EQ/CORE BOND INDEX.....................................  0.80%           B           $116.49          2
EQ/CORE BOND INDEX.....................................  0.90%           B           $122.58         45
EQ/CORE BOND INDEX.....................................  0.95%           B           $121.53         64
EQ/CORE BOND INDEX.....................................  1.00%           B           $120.49         --
EQ/CORE BOND INDEX.....................................  1.10%           B           $118.43         16
EQ/CORE BOND INDEX.....................................  1.20%           B           $116.39        280
EQ/CORE BOND INDEX.....................................  1.25%           B           $ 99.31         42
EQ/CORE BOND INDEX.....................................  1.30%           B           $ 99.16          3
EQ/CORE BOND INDEX.....................................  1.34%           B           $113.61        510
EQ/CORE BOND INDEX.....................................  1.35%           B           $113.41         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/CORE BOND INDEX.....................................  1.45%           B           $111.47         --

EQ/EMERGING MARKETS EQUITY PLUS........................  0.50%           B           $ 91.45          2
EQ/EMERGING MARKETS EQUITY PLUS........................  0.70%           B           $ 90.42          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.80%           B           $ 89.91          1
EQ/EMERGING MARKETS EQUITY PLUS........................  0.90%           B           $ 89.40          3
EQ/EMERGING MARKETS EQUITY PLUS........................  0.95%           B           $ 89.14          1
EQ/EMERGING MARKETS EQUITY PLUS........................  1.00%           B           $ 88.89         --
EQ/EMERGING MARKETS EQUITY PLUS........................  1.10%           B           $ 88.38          2
EQ/EMERGING MARKETS EQUITY PLUS........................  1.20%           B           $ 87.88         67
EQ/EMERGING MARKETS EQUITY PLUS........................  1.25%           B           $ 87.63         14
EQ/EMERGING MARKETS EQUITY PLUS........................  1.34%           B           $ 87.18         63
EQ/EMERGING MARKETS EQUITY PLUS........................  1.45%           B           $ 86.63         --

EQ/EQUITY 500 INDEX....................................  0.70%           A           $313.42         20
EQ/EQUITY 500 INDEX....................................  0.90%           A           $435.86        105
EQ/EQUITY 500 INDEX....................................  1.20%           A           $349.47         39
EQ/EQUITY 500 INDEX....................................  1.34%           A           $567.91      1,750
EQ/EQUITY 500 INDEX....................................  1.35%           A           $566.48          7
EQ/EQUITY 500 INDEX....................................  1.45%           A           $212.30          5
EQ/EQUITY 500 INDEX....................................  0.40%           B           $189.42         42
EQ/EQUITY 500 INDEX....................................  0.50%           B           $206.59         24
EQ/EQUITY 500 INDEX....................................  0.70%           B           $205.50         --
EQ/EQUITY 500 INDEX....................................  0.80%           B           $356.52          4
EQ/EQUITY 500 INDEX....................................  0.90%           B           $233.85         50
EQ/EQUITY 500 INDEX....................................  0.95%           B           $195.73         86
EQ/EQUITY 500 INDEX....................................  1.00%           B           $295.31          4
EQ/EQUITY 500 INDEX....................................  1.10%           B           $190.07         62
EQ/EQUITY 500 INDEX....................................  1.20%           B           $216.15      1,846
EQ/EQUITY 500 INDEX....................................  1.25%           B           $167.40        322
EQ/EQUITY 500 INDEX....................................  1.30%           B           $187.26         13

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.50%           B           $202.87         11
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $199.35         --
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.70%           B           $221.06          4
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.80%           B           $197.61          8
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $195.89         30
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.90%           B           $217.39         61
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  0.95%           B           $216.48         12
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.00%           B           $194.18          7
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.10%           B           $192.48         25
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.20%           B           $190.79      1,011
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP.............  1.20%           B           $211.96         37
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.25%           B           $211.08        188
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.34%           B           $209.48        576
EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP.............  1.45%           B           $165.48         --

EQ/FRANKLIN RISING DIVIDENDS...........................  1.20%           B           $ 92.54          3
EQ/FRANKLIN RISING DIVIDENDS...........................  1.25%           B           $ 92.53         12

EQ/GLOBAL BOND PLUS....................................  0.50%           B           $126.82          3
EQ/GLOBAL BOND PLUS....................................  0.70%           B           $123.48          2
EQ/GLOBAL BOND PLUS....................................  0.80%           B           $113.90         --
EQ/GLOBAL BOND PLUS....................................  0.90%           B           $120.23         28
EQ/GLOBAL BOND PLUS....................................  0.95%           B           $119.43         27

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/GLOBAL BOND PLUS....................................  1.00%           B           $118.64         --
EQ/GLOBAL BOND PLUS....................................  1.10%           B           $117.06         20
EQ/GLOBAL BOND PLUS....................................  1.20%           B           $115.50         88
EQ/GLOBAL BOND PLUS....................................  1.25%           B           $115.42         36
EQ/GLOBAL BOND PLUS....................................  1.30%           B           $116.72          2
EQ/GLOBAL BOND PLUS....................................  1.34%           B           $113.36        224
EQ/GLOBAL BOND PLUS....................................  1.35%           B           $113.20         --
EQ/GLOBAL BOND PLUS....................................  1.45%           B           $111.69         --

EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.50%           B           $174.69          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $148.09          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.70%           B           $171.65         --
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.80%           B           $170.16          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $145.83         13
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.90%           B           $168.67          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  0.95%           B           $145.27          5
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.00%           B           $167.20          1
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.10%           B           $165.74          4
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $142.49          3
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.20%           B           $164.28        113
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.25%           B           $141.94         52
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.34%           B           $140.96        133
EQ/GOLDMAN SACHS MID CAP VALUE.........................  1.45%           B           $139.76         --

EQ/INTERMEDIATE GOVERNMENT BOND........................  0.70%           A           $163.97          2
EQ/INTERMEDIATE GOVERNMENT BOND+.......................  0.74%           A           $ 95.09          8
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           A           $172.87          5
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           A           $153.92          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.34%           A           $168.87        213
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.35%           A           $162.56          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.45%           A           $134.90         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.00%           B           $100.80          3
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.50%           B           $147.40          1
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.80%           B           $104.58         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.90%           B           $146.03          2
EQ/INTERMEDIATE GOVERNMENT BOND........................  0.95%           B           $141.90         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.00%           B           $114.21         --
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.10%           B           $137.80          9
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.20%           B           $137.36         23
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.25%           B           $104.72         30
EQ/INTERMEDIATE GOVERNMENT BOND........................  1.30%           B           $104.86          1

EQ/INTERNATIONAL EQUITY INDEX..........................  0.70%           A           $138.54          6
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           A           $145.78         74
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           A           $124.72         12
EQ/INTERNATIONAL EQUITY INDEX..........................  1.34%           A           $136.85      2,006
EQ/INTERNATIONAL EQUITY INDEX..........................  1.35%           A           $136.52          9
EQ/INTERNATIONAL EQUITY INDEX..........................  1.45%           A           $105.73          2
EQ/INTERNATIONAL EQUITY INDEX..........................  0.40%           B           $126.79          8
EQ/INTERNATIONAL EQUITY INDEX..........................  0.50%           B           $117.45          7
EQ/INTERNATIONAL EQUITY INDEX..........................  0.80%           B           $192.36         --
EQ/INTERNATIONAL EQUITY INDEX..........................  0.90%           B           $118.46         21
EQ/INTERNATIONAL EQUITY INDEX..........................  0.95%           B           $113.20         71

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX..........................  1.00%           B           $171.52        --
EQ/INTERNATIONAL EQUITY INDEX..........................  1.10%           B           $109.93        17
EQ/INTERNATIONAL EQUITY INDEX..........................  1.20%           B           $107.53       102
EQ/INTERNATIONAL EQUITY INDEX..........................  1.25%           B           $ 66.75        58
EQ/INTERNATIONAL EQUITY INDEX..........................  1.30%           B           $ 80.46         7

EQ/INVESCO COMSTOCK....................................  0.50%           B           $201.23         4
EQ/INVESCO COMSTOCK....................................  0.70%           B           $195.77         1
EQ/INVESCO COMSTOCK....................................  0.80%           B           $326.43         1
EQ/INVESCO COMSTOCK....................................  0.90%           B           $190.45        26
EQ/INVESCO COMSTOCK....................................  0.95%           B           $189.14        17
EQ/INVESCO COMSTOCK....................................  1.00%           B           $187.84        --
EQ/INVESCO COMSTOCK....................................  1.10%           B           $185.27        15
EQ/INVESCO COMSTOCK....................................  1.20%           B           $182.71       146
EQ/INVESCO COMSTOCK....................................  1.25%           B           $142.81        27
EQ/INVESCO COMSTOCK....................................  1.30%           B           $155.66         1
EQ/INVESCO COMSTOCK....................................  1.34%           B           $179.21       357
EQ/INVESCO COMSTOCK....................................  1.35%           B           $178.96        --
EQ/INVESCO COMSTOCK....................................  1.45%           B           $176.50        --

EQ/INVESCO GLOBAL REAL ESTATE..........................  0.50%           B           $157.65        28
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $152.75         2
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.70%           B           $154.92        --
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.80%           B           $153.57         4
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $150.21        34
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.90%           B           $152.23         6
EQ/INVESCO GLOBAL REAL ESTATE..........................  0.95%           B           $149.58         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.00%           B           $150.90         1
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.10%           B           $149.58         9
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $146.47         8
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.20%           B           $148.27       235
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.25%           B           $145.85        31
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.34%           B           $144.75       212
EQ/INVESCO GLOBAL REAL ESTATE..........................  1.45%           B           $125.19        --

EQ/INVESCO INTERNATIONAL GROWTH........................  0.50%           B           $136.05        15
EQ/INVESCO INTERNATIONAL GROWTH........................  0.70%           B           $114.82         3
EQ/INVESCO INTERNATIONAL GROWTH........................  0.80%           B           $132.52         5
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $113.06        21
EQ/INVESCO INTERNATIONAL GROWTH........................  0.90%           B           $131.36         7
EQ/INVESCO INTERNATIONAL GROWTH........................  0.95%           B           $112.63         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.00%           B           $130.22         1
EQ/INVESCO INTERNATIONAL GROWTH........................  1.10%           B           $129.08         5
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $110.47         6
EQ/INVESCO INTERNATIONAL GROWTH........................  1.20%           B           $127.95       326
EQ/INVESCO INTERNATIONAL GROWTH........................  1.25%           B           $110.05        18
EQ/INVESCO INTERNATIONAL GROWTH........................  1.34%           B           $109.28       204
EQ/INVESCO INTERNATIONAL GROWTH........................  1.45%           B           $108.36        --

EQ/IVY ENERGY..........................................  0.40%           B           $ 67.40         7
EQ/IVY ENERGY..........................................  0.50%           B           $ 69.52         7
EQ/IVY ENERGY..........................................  0.70%           B           $ 68.31        --
EQ/IVY ENERGY..........................................  0.70%           B           $ 77.25         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/IVY ENERGY..........................................  0.80%           B           $ 67.72         1
EQ/IVY ENERGY..........................................  0.90%           B           $ 67.13         5
EQ/IVY ENERGY..........................................  0.90%           B           $ 75.96        15
EQ/IVY ENERGY..........................................  0.95%           B           $ 75.64         6
EQ/IVY ENERGY..........................................  1.00%           B           $ 66.54         1
EQ/IVY ENERGY..........................................  1.10%           B           $ 65.96        12
EQ/IVY ENERGY..........................................  1.20%           B           $ 65.38       232
EQ/IVY ENERGY..........................................  1.20%           B           $ 74.06        21
EQ/IVY ENERGY..........................................  1.25%           B           $ 73.75        27
EQ/IVY ENERGY..........................................  1.34%           B           $ 73.19       204
EQ/IVY ENERGY..........................................  1.45%           B           $ 54.70        --

EQ/IVY MID CAP GROWTH..................................  0.50%           B           $175.60         4
EQ/IVY MID CAP GROWTH..................................  0.70%           B           $172.92         8
EQ/IVY MID CAP GROWTH..................................  0.80%           B           $171.59         4
EQ/IVY MID CAP GROWTH..................................  0.90%           B           $170.28        37
EQ/IVY MID CAP GROWTH..................................  0.95%           B           $169.62         7
EQ/IVY MID CAP GROWTH..................................  1.00%           B           $168.97         1
EQ/IVY MID CAP GROWTH..................................  1.10%           B           $167.67         8
EQ/IVY MID CAP GROWTH..................................  1.20%           B           $166.38       369
EQ/IVY MID CAP GROWTH..................................  1.25%           B           $165.74        65
EQ/IVY MID CAP GROWTH..................................  1.34%           B           $164.59       398
EQ/IVY MID CAP GROWTH..................................  1.45%           B           $163.19        --

EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.40%           B           $187.54         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.50%           B           $226.40        19
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.70%           B           $221.05         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.80%           B           $333.48         4
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $209.79         5
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.90%           B           $212.12        35
EQ/JPMORGAN VALUE OPPORTUNITIES........................  0.95%           B           $195.13        13
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.00%           B           $207.79         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.10%           B           $203.53         9
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $197.24       171
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.20%           B           $199.34        36
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.25%           B           $141.85        79
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.30%           B           $159.29         1
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.34%           B           $244.33       307
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.35%           B           $193.24         2
EQ/JPMORGAN VALUE OPPORTUNITIES........................  1.45%           B           $187.28        --

EQ/LARGE CAP GROWTH INDEX..............................  0.50%           B           $175.78         4
EQ/LARGE CAP GROWTH INDEX..............................  0.70%           B           $187.78         3
EQ/LARGE CAP GROWTH INDEX..............................  0.80%           B           $398.27         2
EQ/LARGE CAP GROWTH INDEX..............................  0.90%           B           $180.59        70
EQ/LARGE CAP GROWTH INDEX..............................  0.95%           B           $178.84        45
EQ/LARGE CAP GROWTH INDEX..............................  1.00%           B           $177.10         1
EQ/LARGE CAP GROWTH INDEX..............................  1.10%           B           $173.67        23
EQ/LARGE CAP GROWTH INDEX..............................  1.20%           B           $170.29       504
EQ/LARGE CAP GROWTH INDEX..............................  1.25%           B           $224.44        35
EQ/LARGE CAP GROWTH INDEX..............................  1.30%           B           $248.96         1
EQ/LARGE CAP GROWTH INDEX..............................  1.34%           B           $165.68       963
EQ/LARGE CAP GROWTH INDEX..............................  1.35%           B           $165.35         4
EQ/LARGE CAP GROWTH INDEX..............................  1.45%           B           $162.14         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

EQ/LARGE CAP VALUE INDEX...............................  0.50%           B           $117.16          2
EQ/LARGE CAP VALUE INDEX...............................  0.70%           B           $114.08          3
EQ/LARGE CAP VALUE INDEX...............................  0.80%           B           $318.61          1
EQ/LARGE CAP VALUE INDEX...............................  0.90%           B           $111.08         58
EQ/LARGE CAP VALUE INDEX...............................  0.95%           B           $110.34         22
EQ/LARGE CAP VALUE INDEX...............................  1.00%           B           $109.60          1
EQ/LARGE CAP VALUE INDEX...............................  1.10%           B           $108.15         14
EQ/LARGE CAP VALUE INDEX...............................  1.20%           B           $106.70        285
EQ/LARGE CAP VALUE INDEX...............................  1.25%           B           $ 89.36         40
EQ/LARGE CAP VALUE INDEX...............................  1.30%           B           $ 97.81          1
EQ/LARGE CAP VALUE INDEX...............................  1.34%           B           $104.72        385
EQ/LARGE CAP VALUE INDEX...............................  1.35%           B           $104.58         --
EQ/LARGE CAP VALUE INDEX...............................  1.45%           B           $103.18         --

EQ/LAZARD EMERGING MARKETS EQUITY......................  0.50%           B           $103.76         43
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.70%           B           $102.03         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.80%           B           $101.18         10
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.90%           B           $100.33         97
EQ/LAZARD EMERGING MARKETS EQUITY......................  0.95%           B           $ 99.91         25
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.00%           B           $ 99.50          6
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.10%           B           $ 98.66         34
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.20%           B           $ 97.83      1,020
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.25%           B           $ 97.42         71
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.34%           B           $ 96.68        811
EQ/LAZARD EMERGING MARKETS EQUITY......................  1.45%           B           $ 85.91         --

EQ/MFS INTERNATIONAL GROWTH............................  0.40%           B           $139.77          8
EQ/MFS INTERNATIONAL GROWTH............................  0.50%           B           $210.28         10
EQ/MFS INTERNATIONAL GROWTH............................  0.70%           B           $204.57          3
EQ/MFS INTERNATIONAL GROWTH............................  0.80%           B           $243.60          3
EQ/MFS INTERNATIONAL GROWTH............................  0.90%           B           $199.01         58
EQ/MFS INTERNATIONAL GROWTH............................  0.95%           B           $197.65         10
EQ/MFS INTERNATIONAL GROWTH............................  1.00%           B           $196.29          1
EQ/MFS INTERNATIONAL GROWTH............................  1.10%           B           $193.60          9
EQ/MFS INTERNATIONAL GROWTH............................  1.20%           B           $190.93        307
EQ/MFS INTERNATIONAL GROWTH............................  1.25%           B           $117.56         32
EQ/MFS INTERNATIONAL GROWTH............................  1.30%           B           $139.92          1
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.20         26
EQ/MFS INTERNATIONAL GROWTH............................  1.34%           B           $187.27        329
EQ/MFS INTERNATIONAL GROWTH............................  1.35%           B           $187.01          1
EQ/MFS INTERNATIONAL GROWTH............................  1.45%           B           $184.43         --

EQ/MFS INTERNATIONAL VALUE.............................  0.00%           B           $120.58          7
EQ/MFS INTERNATIONAL VALUE.............................  0.50%           B           $189.90         50
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $186.60         --
EQ/MFS INTERNATIONAL VALUE.............................  0.70%           B           $195.47         12
EQ/MFS INTERNATIONAL VALUE.............................  0.80%           B           $184.97         15
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $183.36         27
EQ/MFS INTERNATIONAL VALUE.............................  0.90%           B           $192.22         75
EQ/MFS INTERNATIONAL VALUE.............................  0.95%           B           $191.42         24
EQ/MFS INTERNATIONAL VALUE.............................  1.00%           B           $181.76          5
EQ/MFS INTERNATIONAL VALUE.............................  1.10%           B           $180.17         20
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $178.59      1,236

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MFS INTERNATIONAL VALUE.............................  1.20%           B           $187.43         16
EQ/MFS INTERNATIONAL VALUE.............................  1.25%           B           $186.64        111
EQ/MFS INTERNATIONAL VALUE.............................  1.34%           B           $185.23        895
EQ/MFS INTERNATIONAL VALUE.............................  1.45%           B           $155.64         --

EQ/MFS TECHNOLOGY......................................  0.50%           B           $332.61          9
EQ/MFS TECHNOLOGY......................................  0.70%           B           $327.07          6
EQ/MFS TECHNOLOGY......................................  0.80%           B           $324.34          3
EQ/MFS TECHNOLOGY......................................  0.90%           B           $321.63         14
EQ/MFS TECHNOLOGY......................................  0.95%           B           $320.28          5
EQ/MFS TECHNOLOGY......................................  1.00%           B           $318.95          1
EQ/MFS TECHNOLOGY......................................  1.10%           B           $316.27          8
EQ/MFS TECHNOLOGY......................................  1.20%           B           $313.61        208
EQ/MFS TECHNOLOGY......................................  1.25%           B           $312.30         34
EQ/MFS TECHNOLOGY......................................  1.34%           B           $309.93        209
EQ/MFS TECHNOLOGY......................................  1.45%           B           $239.62         --

EQ/MFS UTILITIES SERIES................................  0.40%           B           $150.30          8
EQ/MFS UTILITIES SERIES................................  0.50%           B           $190.30          2
EQ/MFS UTILITIES SERIES................................  0.70%           B           $187.13          3
EQ/MFS UTILITIES SERIES................................  0.80%           B           $185.57          4
EQ/MFS UTILITIES SERIES................................  0.90%           B           $184.02         35
EQ/MFS UTILITIES SERIES................................  0.95%           B           $183.25          7
EQ/MFS UTILITIES SERIES................................  1.00%           B           $182.48         --
EQ/MFS UTILITIES SERIES................................  1.10%           B           $180.95         10
EQ/MFS UTILITIES SERIES................................  1.20%           B           $179.43        250
EQ/MFS UTILITIES SERIES................................  1.25%           B           $178.68         70
EQ/MFS UTILITIES SERIES................................  1.34%           B           $177.32        226
EQ/MFS UTILITIES SERIES................................  1.45%           B           $143.43         --

EQ/MID CAP INDEX.......................................  0.40%           B           $176.10         44
EQ/MID CAP INDEX.......................................  0.50%           B           $240.93          8
EQ/MID CAP INDEX.......................................  0.70%           B           $226.85          9
EQ/MID CAP INDEX.......................................  0.80%           B           $367.09          1
EQ/MID CAP INDEX.......................................  0.90%           B           $218.63        141
EQ/MID CAP INDEX.......................................  0.95%           B           $216.61         47
EQ/MID CAP INDEX.......................................  1.00%           B           $214.63          3
EQ/MID CAP INDEX.......................................  1.10%           B           $210.68         24
EQ/MID CAP INDEX.......................................  1.20%           B           $206.80        703
EQ/MID CAP INDEX.......................................  1.25%           B           $141.37        242
EQ/MID CAP INDEX.......................................  1.30%           B           $164.95          4
EQ/MID CAP INDEX.......................................  1.34%           B           $201.50      1,774
EQ/MID CAP INDEX.......................................  1.35%           B           $201.12         --
EQ/MID CAP INDEX.......................................  1.45%           B           $197.41         --

EQ/MONEY MARKET++......................................  0.00%           A           $  1.02        336
EQ/MONEY MARKET++......................................  0.70%           A           $  1.02          4
EQ/MONEY MARKET........................................  0.70%           A           $129.60          5
EQ/MONEY MARKET+.......................................  0.74%           A           $ 45.72         16
EQ/MONEY MARKET++......................................  0.90%           A           $  1.02        279
EQ/MONEY MARKET........................................  0.90%           A           $133.25         30
EQ/MONEY MARKET++......................................  1.20%           A           $  1.02          5
EQ/MONEY MARKET........................................  1.20%           A           $120.93          1
EQ/MONEY MARKET........................................  1.35%           A           $129.61         72

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/MONEY MARKET........................................  1.35%           A           $130.23         15
EQ/MONEY MARKET+.......................................  1.40%           A           $ 32.84        692
EQ/MONEY MARKET........................................  1.45%           A           $107.46         --
EQ/MONEY MARKET++......................................  0.00%           B           $  1.02      1,269
EQ/MONEY MARKET++......................................  0.40%           B           $  1.02         13
EQ/MONEY MARKET........................................  0.40%           B           $ 99.12          7
EQ/MONEY MARKET++......................................  0.50%           B           $  1.02         48
EQ/MONEY MARKET........................................  0.50%           B           $114.74          6
EQ/MONEY MARKET++......................................  0.70%           B           $  1.02         --
EQ/MONEY MARKET++......................................  0.80%           B           $  1.02         42
EQ/MONEY MARKET........................................  0.80%           B           $ 94.00         --
EQ/MONEY MARKET++......................................  0.90%           B           $  1.02         62
EQ/MONEY MARKET........................................  0.90%           B           $105.83         --
EQ/MONEY MARKET........................................  0.90%           B           $116.98          3
EQ/MONEY MARKET........................................  0.95%           B           $111.16         57
EQ/MONEY MARKET++......................................  1.00%           B           $  1.02          3
EQ/MONEY MARKET........................................  1.00%           B           $100.59         --
EQ/MONEY MARKET++......................................  1.10%           B           $  1.02         69
EQ/MONEY MARKET........................................  1.10%           B           $107.94         23
EQ/MONEY MARKET++......................................  1.20%           B           $  1.02      7,535
EQ/MONEY MARKET........................................  1.20%           B           $109.83         61
EQ/MONEY MARKET........................................  1.25%           B           $ 91.81         72
EQ/MONEY MARKET........................................  1.30%           B           $ 93.62          4

EQ/OPPENHEIMER GLOBAL..................................  0.50%           B           $179.49         14
EQ/OPPENHEIMER GLOBAL..................................  0.70%           B           $175.09          4
EQ/OPPENHEIMER GLOBAL..................................  0.80%           B           $293.20          2
EQ/OPPENHEIMER GLOBAL..................................  0.90%           B           $170.80         23
EQ/OPPENHEIMER GLOBAL..................................  0.95%           B           $169.74         13
EQ/OPPENHEIMER GLOBAL..................................  1.00%           B           $168.69          1
EQ/OPPENHEIMER GLOBAL..................................  1.10%           B           $166.60         15
EQ/OPPENHEIMER GLOBAL..................................  1.20%           B           $164.54        444
EQ/OPPENHEIMER GLOBAL..................................  1.25%           B           $134.78         70
EQ/OPPENHEIMER GLOBAL..................................  1.30%           B           $154.20          1
EQ/OPPENHEIMER GLOBAL..................................  1.34%           B           $161.69        449
EQ/OPPENHEIMER GLOBAL..................................  1.45%           B           $159.48         --

EQ/PIMCO GLOBAL REAL RETURN............................  0.50%           B           $104.93         23
EQ/PIMCO GLOBAL REAL RETURN............................  0.70%           B           $103.74         10
EQ/PIMCO GLOBAL REAL RETURN............................  0.80%           B           $103.15          5
EQ/PIMCO GLOBAL REAL RETURN............................  0.90%           B           $102.57         24
EQ/PIMCO GLOBAL REAL RETURN............................  0.95%           B           $102.28          9
EQ/PIMCO GLOBAL REAL RETURN............................  1.00%           B           $101.99         --
EQ/PIMCO GLOBAL REAL RETURN............................  1.10%           B           $101.41         10
EQ/PIMCO GLOBAL REAL RETURN............................  1.20%           B           $100.83        155
EQ/PIMCO GLOBAL REAL RETURN............................  1.25%           B           $100.54         46
EQ/PIMCO GLOBAL REAL RETURN............................  1.34%           B           $100.02         99
EQ/PIMCO GLOBAL REAL RETURN............................  1.45%           B           $ 99.39         --

EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           A           $ 97.46          1
EQ/PIMCO ULTRA SHORT BOND..............................  0.50%           B           $116.02          5
EQ/PIMCO ULTRA SHORT BOND..............................  0.70%           B           $112.87          4
EQ/PIMCO ULTRA SHORT BOND..............................  0.80%           B           $106.00          2
EQ/PIMCO ULTRA SHORT BOND..............................  0.90%           B           $109.81         31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/PIMCO ULTRA SHORT BOND..............................  0.95%           B           $109.05         52
EQ/PIMCO ULTRA SHORT BOND..............................  1.00%           B           $108.30         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.10%           B           $106.82         31
EQ/PIMCO ULTRA SHORT BOND..............................  1.20%           B           $105.35        175
EQ/PIMCO ULTRA SHORT BOND..............................  1.25%           B           $105.97         55
EQ/PIMCO ULTRA SHORT BOND..............................  1.30%           B           $105.09          1
EQ/PIMCO ULTRA SHORT BOND..............................  1.34%           B           $103.33        387
EQ/PIMCO ULTRA SHORT BOND..............................  1.35%           B           $103.18         --
EQ/PIMCO ULTRA SHORT BOND..............................  1.45%           B           $101.76         --

EQ/QUALITY BOND PLUS...................................  0.70%           A           $167.79          1
EQ/QUALITY BOND PLUS...................................  0.90%           A           $182.56          9
EQ/QUALITY BOND PLUS...................................  1.20%           A           $158.79          1
EQ/QUALITY BOND PLUS...................................  1.34%           A           $174.56        304
EQ/QUALITY BOND PLUS...................................  1.35%           A           $183.79          1
EQ/QUALITY BOND PLUS...................................  1.45%           A           $135.99         --
EQ/QUALITY BOND PLUS...................................  0.50%           B           $149.67          3
EQ/QUALITY BOND PLUS...................................  0.80%           B           $113.26         --
EQ/QUALITY BOND PLUS...................................  0.90%           B           $147.29          2
EQ/QUALITY BOND PLUS...................................  0.95%           B           $144.35         34
EQ/QUALITY BOND PLUS...................................  1.00%           B           $116.26         --
EQ/QUALITY BOND PLUS...................................  1.10%           B           $140.18          8
EQ/QUALITY BOND PLUS...................................  1.20%           B           $138.68         72
EQ/QUALITY BOND PLUS...................................  1.25%           B           $102.12         18
EQ/QUALITY BOND PLUS...................................  1.30%           B           $101.98          1

EQ/SMALL COMPANY INDEX.................................  0.40%           B           $171.49         42
EQ/SMALL COMPANY INDEX.................................  0.50%           B           $305.18          2
EQ/SMALL COMPANY INDEX.................................  0.70%           B           $294.86          3
EQ/SMALL COMPANY INDEX.................................  0.80%           B           $350.70          1
EQ/SMALL COMPANY INDEX.................................  0.90%           B           $284.89         42
EQ/SMALL COMPANY INDEX.................................  0.95%           B           $282.45         16
EQ/SMALL COMPANY INDEX.................................  1.00%           B           $280.03         --
EQ/SMALL COMPANY INDEX.................................  1.10%           B           $275.24         12
EQ/SMALL COMPANY INDEX.................................  1.20%           B           $270.51        225
EQ/SMALL COMPANY INDEX.................................  1.25%           B           $152.98         93
EQ/SMALL COMPANY INDEX.................................  1.30%           B           $168.06          2
EQ/SMALL COMPANY INDEX.................................  1.34%           B           $264.05        642
EQ/SMALL COMPANY INDEX.................................  1.35%           B           $263.59         --
EQ/SMALL COMPANY INDEX.................................  1.45%           B           $259.06         --

EQ/T. ROWE PRICE GROWTH STOCK..........................  0.40%           B           $217.50         25
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.50%           B           $273.21          9
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.70%           B           $265.49         11
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.80%           B           $411.56          6
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.90%           B           $258.00         95
EQ/T. ROWE PRICE GROWTH STOCK..........................  0.95%           B           $256.15         27
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.00%           B           $254.33          5
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.10%           B           $250.69         29
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.20%           B           $247.10      1,063
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.25%           B           $208.98        251
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.30%           B           $225.62          2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.34%           B           $242.18      1,111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.35%           B           $241.82         2
EQ/T. ROWE PRICE GROWTH STOCK..........................  1.45%           B           $238.36        --

EQ/UBS GROWTH & INCOME.................................  0.50%           B           $223.72        --
EQ/UBS GROWTH & INCOME.................................  0.70%           B           $217.40        --
EQ/UBS GROWTH & INCOME.................................  0.90%           B           $211.26         9
EQ/UBS GROWTH & INCOME.................................  0.95%           B           $209.75         4
EQ/UBS GROWTH & INCOME.................................  1.10%           B           $205.28         2
EQ/UBS GROWTH & INCOME.................................  1.20%           B           $202.34        19
EQ/UBS GROWTH & INCOME.................................  1.25%           B           $140.52        63
EQ/UBS GROWTH & INCOME.................................  1.30%           B           $155.21         1
EQ/UBS GROWTH & INCOME.................................  1.34%           B           $198.31        88
EQ/UBS GROWTH & INCOME.................................  1.35%           B           $198.02        --
EQ/UBS GROWTH & INCOME.................................  1.45%           B           $195.18        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.50%    SERVICE CLASS 2    $188.08         6
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.80%    SERVICE CLASS 2    $183.20        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  0.90%    SERVICE CLASS 2    $181.60         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.00%    SERVICE CLASS 2    $180.02        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.10%    SERVICE CLASS 2    $178.45         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO................  1.20%    SERVICE CLASS 2    $176.88        61

FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.50%    SERVICE CLASS 2    $180.58         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.70%    SERVICE CLASS 2    $177.44        --
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.80%    SERVICE CLASS 2    $175.89         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  0.90%    SERVICE CLASS 2    $174.36         4
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.00%    SERVICE CLASS 2    $172.84         1
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.10%    SERVICE CLASS 2    $171.33         3
FIDELITY(R) VIP MID CAP PORTFOLIO......................  1.20%    SERVICE CLASS 2    $169.82       291

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.00%       SERIES II       $113.28        12
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.50%       SERIES II       $179.27        27
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.70%       SERIES II       $176.16        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.80%       SERIES II       $174.62         4
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  0.90%       SERIES II       $173.10         7
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.00%       SERIES II       $171.59        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.10%       SERIES II       $170.09         3
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.................  1.20%       SERIES II       $168.59       235

INVESCO V.I. HIGH YIELD FUND...........................  0.50%       SERIES II       $128.15         6
INVESCO V.I. HIGH YIELD FUND...........................  0.70%       SERIES II       $126.19         3
INVESCO V.I. HIGH YIELD FUND...........................  0.80%       SERIES II       $125.22        --
INVESCO V.I. HIGH YIELD FUND...........................  0.90%       SERIES II       $124.26        11
INVESCO V.I. HIGH YIELD FUND...........................  0.95%       SERIES II       $123.79         9
INVESCO V.I. HIGH YIELD FUND...........................  1.00%       SERIES II       $123.31         1
INVESCO V.I. HIGH YIELD FUND...........................  1.10%       SERIES II       $122.36         6
INVESCO V.I. HIGH YIELD FUND...........................  1.20%       SERIES II       $121.42       174
INVESCO V.I. HIGH YIELD FUND...........................  1.25%       SERIES II       $120.95        43
INVESCO V.I. HIGH YIELD FUND...........................  1.34%       SERIES II       $120.11        81
INVESCO V.I. HIGH YIELD FUND...........................  1.45%       SERIES II       $119.09        --

INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.50%       SERIES II       $152.94         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.70%       SERIES II       $165.04        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.80%       SERIES II       $148.98         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $147.68         2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.90%       SERIES II       $162.29         5
INVESCO V.I. MID CAP CORE EQUITY FUND..................  0.95%       SERIES II       $161.61         1
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.00%       SERIES II       $146.39        --
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.10%       SERIES II       $145.11         3
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $143.83        54
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.20%       SERIES II       $158.24         4
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.25%       SERIES II       $157.58         8
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.34%       SERIES II       $156.38        50
INVESCO V.I. MID CAP CORE EQUITY FUND..................  1.45%       SERIES II       $124.92        --

INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.50%       SERIES II       $167.69         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.70%       SERIES II       $188.40        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.80%       SERIES II       $163.34        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $161.91         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.90%       SERIES II       $185.26         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  0.95%       SERIES II       $184.49         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.00%       SERIES II       $160.50        --
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.10%       SERIES II       $159.09         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $157.70        25
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.20%       SERIES II       $180.64         1
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.25%       SERIES II       $179.88         3
INVESCO V.I. SMALL CAP EQUITY FUND.....................  1.34%       SERIES II       $178.52        18

IVY VIP HIGH INCOME....................................  0.50%       CLASS II        $163.23        25
IVY VIP HIGH INCOME....................................  0.70%       CLASS II        $160.51        12
IVY VIP HIGH INCOME....................................  0.80%       CLASS II        $159.17        11
IVY VIP HIGH INCOME....................................  0.90%       CLASS II        $157.84        99
IVY VIP HIGH INCOME....................................  0.95%       CLASS II        $157.18        32
IVY VIP HIGH INCOME....................................  1.00%       CLASS II        $156.52         3
IVY VIP HIGH INCOME....................................  1.10%       CLASS II        $155.21        27
IVY VIP HIGH INCOME....................................  1.20%       CLASS II        $153.91       693
IVY VIP HIGH INCOME....................................  1.25%       CLASS II        $153.26       228
IVY VIP HIGH INCOME....................................  1.34%       CLASS II        $152.10       411
IVY VIP HIGH INCOME....................................  1.45%       CLASS II        $134.40        --

IVY VIP SMALL CAP GROWTH...............................  0.50%       CLASS II        $184.22         3
IVY VIP SMALL CAP GROWTH...............................  0.70%       CLASS II        $143.36         1
IVY VIP SMALL CAP GROWTH...............................  0.80%       CLASS II        $179.44         1
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $141.17         3
IVY VIP SMALL CAP GROWTH...............................  0.90%       CLASS II        $177.87         2
IVY VIP SMALL CAP GROWTH...............................  0.95%       CLASS II        $140.63         2
IVY VIP SMALL CAP GROWTH...............................  1.00%       CLASS II        $176.32        --
IVY VIP SMALL CAP GROWTH...............................  1.10%       CLASS II        $174.78         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $137.93         2
IVY VIP SMALL CAP GROWTH...............................  1.20%       CLASS II        $173.24        84
IVY VIP SMALL CAP GROWTH...............................  1.25%       CLASS II        $137.40        15
IVY VIP SMALL CAP GROWTH...............................  1.34%       CLASS II        $136.45        85

MFS(R) INVESTORS TRUST SERIES..........................  0.50%     SERVICE CLASS     $208.90         1
MFS(R) INVESTORS TRUST SERIES..........................  0.70%     SERVICE CLASS     $231.16        --
MFS(R) INVESTORS TRUST SERIES..........................  0.80%     SERVICE CLASS     $203.49         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $201.71         1
MFS(R) INVESTORS TRUST SERIES..........................  0.90%     SERVICE CLASS     $227.31         2
MFS(R) INVESTORS TRUST SERIES..........................  0.95%     SERVICE CLASS     $226.36         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MFS(R) INVESTORS TRUST SERIES..........................  1.00%     SERVICE CLASS     $199.96         --
MFS(R) INVESTORS TRUST SERIES..........................  1.10%     SERVICE CLASS     $198.20          1
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $196.46         35
MFS(R) INVESTORS TRUST SERIES..........................  1.20%     SERVICE CLASS     $221.64          1
MFS(R) INVESTORS TRUST SERIES..........................  1.25%     SERVICE CLASS     $220.71          9
MFS(R) INVESTORS TRUST SERIES..........................  1.34%     SERVICE CLASS     $219.04         28
MFS(R) INVESTORS TRUST SERIES..........................  1.45%     SERVICE CLASS     $177.44         --

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.50%     SERVICE CLASS     $263.30          2
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.70%     SERVICE CLASS     $258.92         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.80%     SERVICE CLASS     $256.75          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.90%     SERVICE CLASS     $254.61          4
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  0.95%     SERVICE CLASS     $253.54         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.00%     SERVICE CLASS     $252.48         --
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.10%     SERVICE CLASS     $250.36          1
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.20%     SERVICE CLASS     $248.26         38
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.25%     SERVICE CLASS     $247.22          3
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.34%     SERVICE CLASS     $245.35         24
MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO..  1.45%     SERVICE CLASS     $190.88         --

MULTIMANAGER AGGRESSIVE EQUITY.........................  0.70%           A           $176.49         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.83         17
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           A           $213.86          1
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           A           $215.63         12
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           A           $182.59         10
MULTIMANAGER AGGRESSIVE EQUITY+........................  1.34%           A           $160.86      2,815
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $265.84        367
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.35%           A           $279.89         10
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.45%           A           $145.49          3
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.50%           B           $163.92          2
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.80%           B           $381.19         --
MULTIMANAGER AGGRESSIVE EQUITY+........................  0.90%           B           $132.71          7
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.90%           B           $158.07         13
MULTIMANAGER AGGRESSIVE EQUITY.........................  0.95%           B           $165.13         32
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.00%           B           $309.79         --
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.10%           B           $160.35          5
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.20%           B           $148.09         96
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.25%           B           $169.69          9
MULTIMANAGER AGGRESSIVE EQUITY.........................  1.30%           B           $195.99          2

MULTIMANAGER CORE BOND.................................  0.40%           B           $105.93          3
MULTIMANAGER CORE BOND.................................  0.50%           B           $168.78          8
MULTIMANAGER CORE BOND.................................  0.70%           B           $163.10          2
MULTIMANAGER CORE BOND.................................  0.80%           B           $127.65          4
MULTIMANAGER CORE BOND.................................  0.90%           B           $157.61         20
MULTIMANAGER CORE BOND.................................  0.95%           B           $156.27         61
MULTIMANAGER CORE BOND.................................  1.00%           B           $154.93          1
MULTIMANAGER CORE BOND.................................  1.10%           B           $152.29         28
MULTIMANAGER CORE BOND.................................  1.20%           B           $149.69        218
MULTIMANAGER CORE BOND.................................  1.25%           B           $130.06         53
MULTIMANAGER CORE BOND.................................  1.30%           B           $128.45          2
MULTIMANAGER CORE BOND.................................  1.34%           B           $146.13        301
MULTIMANAGER CORE BOND.................................  1.35%           B           $145.87         --
MULTIMANAGER CORE BOND.................................  1.45%           B           $143.38         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
MULTIMANAGER MID CAP GROWTH............................  0.50%           B           $239.35        --
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $231.29         1
MULTIMANAGER MID CAP GROWTH............................  0.70%           B           $250.48        --
MULTIMANAGER MID CAP GROWTH............................  0.80%           B           $368.59        --
MULTIMANAGER MID CAP GROWTH............................  0.90%           B           $223.50        12
MULTIMANAGER MID CAP GROWTH............................  0.95%           B           $221.59        17
MULTIMANAGER MID CAP GROWTH............................  1.00%           B           $219.71        --
MULTIMANAGER MID CAP GROWTH............................  1.10%           B           $215.96         3
MULTIMANAGER MID CAP GROWTH............................  1.20%           B           $212.26        25
MULTIMANAGER MID CAP GROWTH............................  1.25%           B           $170.15        11
MULTIMANAGER MID CAP GROWTH............................  1.30%           B           $196.95         1
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $207.21       268
MULTIMANAGER MID CAP GROWTH............................  1.34%           B           $309.90         5
MULTIMANAGER MID CAP GROWTH............................  1.35%           B           $206.85        --
MULTIMANAGER MID CAP GROWTH............................  1.45%           B           $203.32        --

MULTIMANAGER MID CAP VALUE.............................  0.40%           B           $158.84         1
MULTIMANAGER MID CAP VALUE.............................  0.50%           B           $241.03        --
MULTIMANAGER MID CAP VALUE.............................  0.70%           B           $232.91         1
MULTIMANAGER MID CAP VALUE.............................  0.80%           B           $301.20        --
MULTIMANAGER MID CAP VALUE.............................  0.90%           B           $225.07        11
MULTIMANAGER MID CAP VALUE.............................  0.95%           B           $223.15        13
MULTIMANAGER MID CAP VALUE.............................  1.00%           B           $221.24        --
MULTIMANAGER MID CAP VALUE.............................  1.10%           B           $217.47         3
MULTIMANAGER MID CAP VALUE.............................  1.20%           B           $213.75        18
MULTIMANAGER MID CAP VALUE.............................  1.25%           B           $135.41         7
MULTIMANAGER MID CAP VALUE.............................  1.30%           B           $155.20         1
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $208.67       155
MULTIMANAGER MID CAP VALUE.............................  1.34%           B           $265.72         3
MULTIMANAGER MID CAP VALUE.............................  1.35%           B           $208.30        --
MULTIMANAGER MID CAP VALUE.............................  1.45%           B           $204.74        --

MULTIMANAGER TECHNOLOGY................................  0.50%           B           $332.93         1
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $321.71         4
MULTIMANAGER TECHNOLOGY................................  0.70%           B           $365.03        --
MULTIMANAGER TECHNOLOGY................................  0.80%           B           $490.53        --
MULTIMANAGER TECHNOLOGY................................  0.90%           B           $310.88        16
MULTIMANAGER TECHNOLOGY................................  0.95%           B           $308.23        21
MULTIMANAGER TECHNOLOGY................................  1.00%           B           $305.61         1
MULTIMANAGER TECHNOLOGY................................  1.10%           B           $300.40        10
MULTIMANAGER TECHNOLOGY................................  1.20%           B           $295.26       123
MULTIMANAGER TECHNOLOGY................................  1.25%           B           $244.38        21
MULTIMANAGER TECHNOLOGY................................  1.30%           B           $286.40         2
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $288.23       451
MULTIMANAGER TECHNOLOGY................................  1.34%           B           $447.51         5
MULTIMANAGER TECHNOLOGY................................  1.35%           B           $287.73         1
MULTIMANAGER TECHNOLOGY................................  1.45%           B           $282.81        --

OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.50%     SERVICE CLASS     $213.15         4
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.80%     SERVICE CLASS     $207.63        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  0.90%     SERVICE CLASS     $205.82        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.00%     SERVICE CLASS     $204.02        --
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.10%     SERVICE CLASS     $202.24         1
OPPENHEIMER MAIN STREET FUND(R)/VA.....................  1.20%     SERVICE CLASS     $200.46        26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.00%     ADVISOR CLASS     $ 86.58         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.50%     ADVISOR CLASS     $ 59.88         1
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.80%     ADVISOR CLASS     $ 58.33         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  0.90%     ADVISOR CLASS     $ 57.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.00%     ADVISOR CLASS     $ 57.32        --
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.10%     ADVISOR CLASS     $ 56.82         2
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO........  1.20%     ADVISOR CLASS     $ 56.32       125

TARGET 2015 ALLOCATION.................................  0.40%           B           $130.49        --
TARGET 2015 ALLOCATION.................................  0.50%           B           $141.83        10
TARGET 2015 ALLOCATION.................................  0.70%           B           $138.36        --
TARGET 2015 ALLOCATION.................................  0.80%           B           $195.89        --
TARGET 2015 ALLOCATION.................................  0.90%           B           $134.97         7
TARGET 2015 ALLOCATION.................................  0.95%           B           $134.13         3
TARGET 2015 ALLOCATION.................................  1.10%           B           $131.65         3
TARGET 2015 ALLOCATION.................................  1.20%           B           $130.02        25
TARGET 2015 ALLOCATION.................................  1.25%           B           $111.97        17
TARGET 2015 ALLOCATION.................................  1.34%           B           $127.77        60

TARGET 2025 ALLOCATION.................................  0.40%           B           $142.70        --
TARGET 2025 ALLOCATION.................................  0.50%           B           $152.03        47
TARGET 2025 ALLOCATION.................................  0.70%           B           $148.30         4
TARGET 2025 ALLOCATION.................................  0.80%           B           $228.29        --
TARGET 2025 ALLOCATION.................................  0.90%           B           $144.67        35
TARGET 2025 ALLOCATION.................................  0.95%           B           $143.77         9
TARGET 2025 ALLOCATION.................................  1.00%           B           $142.88        --
TARGET 2025 ALLOCATION.................................  1.10%           B           $141.12        14
TARGET 2025 ALLOCATION.................................  1.20%           B           $139.36       141
TARGET 2025 ALLOCATION.................................  1.25%           B           $118.05        28
TARGET 2025 ALLOCATION.................................  1.34%           B           $136.95       249
TARGET 2025 ALLOCATION.................................  1.35%           B           $136.78        --
TARGET 2025 ALLOCATION.................................  1.45%           B           $135.08        --

TARGET 2035 ALLOCATION.................................  0.40%           B           $149.72         1
TARGET 2035 ALLOCATION.................................  0.50%           B           $157.52        34
TARGET 2035 ALLOCATION.................................  0.70%           B           $153.65         3
TARGET 2035 ALLOCATION.................................  0.80%           B           $250.75         1
TARGET 2035 ALLOCATION.................................  0.90%           B           $149.89        31
TARGET 2035 ALLOCATION.................................  0.95%           B           $148.96         5
TARGET 2035 ALLOCATION.................................  1.00%           B           $148.04        --
TARGET 2035 ALLOCATION.................................  1.10%           B           $146.21        12
TARGET 2035 ALLOCATION.................................  1.20%           B           $144.39       198
TARGET 2035 ALLOCATION.................................  1.25%           B           $120.41        13
TARGET 2035 ALLOCATION.................................  1.34%           B           $141.90       279
TARGET 2035 ALLOCATION.................................  1.35%           B           $141.72        --
TARGET 2035 ALLOCATION.................................  1.45%           B           $139.96        --

TARGET 2045 ALLOCATION.................................  0.40%           B           $156.08         1
TARGET 2045 ALLOCATION.................................  0.50%           B           $160.56        28
TARGET 2045 ALLOCATION.................................  0.70%           B           $156.63         1
TARGET 2045 ALLOCATION.................................  0.80%           B           $272.22         1
TARGET 2045 ALLOCATION.................................  0.90%           B           $152.79        27
TARGET 2045 ALLOCATION.................................  0.95%           B           $151.84         6
TARGET 2045 ALLOCATION.................................  1.00%           B           $150.91        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2018

                                                                                                  UNITS
                                                        CONTRACT                               OUTSTANDING
                                                        CHARGES*   SHARE CLASS**    UNIT VALUE (000'S)***
                                                        -------- -----------------  ---------- -----------
TARGET 2045 ALLOCATION.................................  1.10%           B           $149.04        12
TARGET 2045 ALLOCATION.................................  1.20%           B           $147.19       196
TARGET 2045 ALLOCATION.................................  1.25%           B           $120.77         7
TARGET 2045 ALLOCATION.................................  1.34%           B           $144.64       199
TARGET 2045 ALLOCATION.................................  1.35%           B           $144.46        --
TARGET 2045 ALLOCATION.................................  1.45%           B           $142.67        --

TARGET 2055 ALLOCATION.................................  0.50%           B           $110.19        17
TARGET 2055 ALLOCATION.................................  0.70%           B           $109.39        --
TARGET 2055 ALLOCATION.................................  0.80%           B           $108.99         1
TARGET 2055 ALLOCATION.................................  0.90%           B           $108.59         9
TARGET 2055 ALLOCATION.................................  0.95%           B           $108.39        --
TARGET 2055 ALLOCATION.................................  1.00%           B           $108.20        --
TARGET 2055 ALLOCATION.................................  1.10%           B           $107.80         2
TARGET 2055 ALLOCATION.................................  1.20%           B           $107.40        71
TARGET 2055 ALLOCATION.................................  1.25%           B           $107.21         1
TARGET 2055 ALLOCATION.................................  1.34%           B           $106.85        23

TEMPLETON GLOBAL BOND VIP FUND.........................  0.50%        CLASS 2        $121.64        17
TEMPLETON GLOBAL BOND VIP FUND.........................  0.70%        CLASS 2        $119.53        --
TEMPLETON GLOBAL BOND VIP FUND.........................  0.80%        CLASS 2        $118.49         9
TEMPLETON GLOBAL BOND VIP FUND.........................  0.90%        CLASS 2        $117.46         7
TEMPLETON GLOBAL BOND VIP FUND.........................  1.00%        CLASS 2        $116.43         1
TEMPLETON GLOBAL BOND VIP FUND.........................  1.10%        CLASS 2        $115.41         3
TEMPLETON GLOBAL BOND VIP FUND.........................  1.20%        CLASS 2        $114.40       561

VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.50%        CLASS S        $ 49.33         3
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.70%        CLASS S        $ 48.57         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.80%        CLASS S        $ 48.20         1
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.90%        CLASS S        $ 47.83        25
VANECK VIP GLOBAL HARD ASSETS FUND.....................  0.95%        CLASS S        $ 47.65         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.00%        CLASS S        $ 47.46        --
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.10%        CLASS S        $ 47.10         8
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.20%        CLASS S        $ 46.73       125
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.25%        CLASS S        $ 46.55        22
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.34%        CLASS S        $ 46.23       182
VANECK VIP GLOBAL HARD ASSETS FUND.....................  1.45%        CLASS S        $ 45.84        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***Variable Investment Options where Units Outstanding are less than 500 or denoted by -.
+ In 2018, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2018, the contract charges were 0.00%.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                              1290 VT       1290 VT
                                                                1290 VT     DOUBLELINE    DOUBLELINE
                                                              CONVERTIBLE     DYNAMIC    OPPORTUNISTIC 1290 VT EQUITY
                                                             SECURITIES*(A) ALLOCATION*      BOND*        INCOME*
                                                             -------------- -----------  ------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................    $   359     $   186,266    $ 261,558    $  2,220,277
 Expenses:
   Asset-based charges......................................         --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------
                                                                     --         141,618       90,905       1,387,127
                                                                -------     -----------    ---------    ------------

NET INVESTMENT INCOME (LOSS)................................        359          44,648      170,653         833,150
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................         (1)        107,102      (25,393)     (2,826,476)
   Net realized gain distribution from the Portfolios.......        299         267,781           --      29,993,534
                                                                -------     -----------    ---------    ------------
 Net realized gain (loss)...................................        298         374,883      (25,393)     27,167,058
                                                                -------     -----------    ---------    ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (1,305)     (1,020,808)    (286,996)    (42,246,578)
                                                                -------     -----------    ---------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......     (1,007)       (645,925)    (312,389)    (15,079,520)
                                                                -------     -----------    ---------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................    $  (648)    $  (601,277)   $(141,736)   $(14,246,370)
                                                                =======     ===========    =========    ============

                                                                           1290 VT GAMCO
                                                             1290 VT GAMCO     SMALL
                                                               MERGERS &      COMPANY
                                                             ACQUISITIONS*    VALUE*
                                                             ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $   245,924  $   5,942,447
 Expenses:
   Asset-based charges......................................      214,807     13,210,358
                                                              -----------  -------------
                                                                  214,807     13,210,358
                                                              -----------  -------------

NET INVESTMENT INCOME (LOSS)................................       31,117     (7,267,911)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................      (88,593)    34,730,878
   Net realized gain distribution from the Portfolios.......      450,634     48,146,462
                                                              -----------  -------------
 Net realized gain (loss)...................................      362,041     82,877,340
                                                              -----------  -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (1,430,500)  (254,592,184)
                                                              -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (1,068,459)  (171,714,844)
                                                              -----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(1,037,342) $(178,982,755)
                                                              ===========  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                          1290 VT LOW
                                                                          VOLATILITY                               1290 VT
                                                             1290 VT HIGH   GLOBAL    1290 VT MICRO 1290 VT SMALL SMARTBETA
                                                             YIELD BOND*  EQUITY*(A)     CAP*(A)     CAP VALUE*    EQUITY*
                                                             ------------ ----------- ------------- ------------- ---------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   809,985     $ 371      $     32      $  27,656   $  29,748
 Expenses:
   Asset-based charges......................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------
   Net Expenses.............................................     175,802        10           165         22,373      21,546
                                                             -----------     -----      --------      ---------   ---------

NET INVESTMENT INCOME (LOSS)................................     634,183       361          (133)         5,283       8,202
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................     (68,814)       (1)       (3,358)        65,983      36,109
   Net realized gain distribution from the Portfolios.......          --        20        11,171        117,109      86,048
                                                             -----------     -----      --------      ---------   ---------
 Net realized gain (loss)...................................     (68,814)       19         7,813        183,092     122,157
                                                             -----------     -----      --------      ---------   ---------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)     (925)      (14,850)      (721,376)   (297,969)
                                                             -----------     -----      --------      ---------   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (1,138,577)     (906)       (7,037)      (538,284)   (175,812)
                                                             -----------     -----      --------      ---------   ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $  (504,394)    $(545)     $ (7,170)     $(533,001)  $(167,610)
                                                             ===========     =====      ========      =========   =========

                                                               1290 VT
                                                               SOCIALLY
                                                             RESPONSIBLE*
                                                             ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   534,113
 Expenses:
   Asset-based charges......................................     701,805
                                                             -----------
   Net Expenses.............................................     701,805
                                                             -----------

NET INVESTMENT INCOME (LOSS)................................    (167,692)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................   2,337,555
   Net realized gain distribution from the Portfolios.......   1,472,936
                                                             -----------
 Net realized gain (loss)...................................   3,810,491
                                                             -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (2,807,931)
                                                             -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $(2,975,623)
                                                             ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                            AMERICAN FUNDS
                                                                              INSURANCE      AXA 400      AXA 500     AXA 2000
                                                               ALL ASSET    SERIES(R) BOND   MANAGED      MANAGED      MANAGED
                                                             GROWTH-ALT 20*    FUND/SM/    VOLATILITY*  VOLATILITY*  VOLATILITY*
                                                             -------------- -------------- -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  1,490,292   $ 1,052,148   $   167,873  $   319,916  $    66,753
 Expenses:
   Asset-based charges......................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------
   Net Expenses.............................................     1,032,530       540,529       209,475      344,456      102,164
                                                              ------------   -----------   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)................................       457,762       511,619       (41,602)     (24,540)     (35,411)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................       793,401      (367,152)      320,369    1,450,833      288,699
   Net realized gain distribution from the Portfolios.......     2,817,223        63,583     1,287,451      625,644      535,835
                                                              ------------   -----------   -----------  -----------  -----------
 Net realized gain (loss)...................................     3,610,624      (303,569)    1,607,820    2,076,477      824,534
                                                              ------------   -----------   -----------  -----------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (11,303,094)   (1,122,030)   (3,897,684)  (4,040,654)  (1,917,408)
                                                              ------------   -----------   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    (7,692,470)   (1,425,599)   (2,289,864)  (1,964,177)  (1,092,874)
                                                              ------------   -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $ (7,234,708)  $  (913,980)  $(2,331,466) $(1,988,717) $(1,128,285)
                                                              ============   ===========   ===========  ===========  ===========


                                                             AXA AGGRESSIVE
                                                              ALLOCATION*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  11,373,667
 Expenses:
   Asset-based charges......................................     8,926,649
                                                             -------------
   Net Expenses.............................................     8,926,649
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................     2,447,018
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    14,414,835
   Net realized gain distribution from the Portfolios.......    40,052,816
                                                             -------------
 Net realized gain (loss)...................................    54,467,651
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (72,842,064)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (70,395,046)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                            AXA                        AXA
                                                                               AXA      CONSERVATIVE     AXA      CONSERVATIVE-
                                                             AXA BALANCED  CONSERVATIVE    GROWTH    CONSERVATIVE     PLUS
                                                              STRATEGY*    ALLOCATION*   STRATEGY*    STRATEGY*    ALLOCATION*
                                                             ------------  ------------ ------------ ------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  1,553,357  $ 1,525,462  $   383,235   $ 112,514   $  3,210,745
 Expenses:
   Asset-based charges......................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------
   Net Expenses.............................................    1,663,791    1,248,516      380,077     110,603      2,641,976
                                                             ------------  -----------  -----------   ---------   ------------

NET INVESTMENT INCOME (LOSS)................................     (110,434)     276,946        3,158       1,911        568,769
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    3,032,960     (841,642)     437,293      72,939        (36,714)
   Net realized gain distribution from the Portfolios.......    2,665,285    2,398,130      652,760     202,043      8,797,101
                                                             ------------  -----------  -----------   ---------   ------------
 Net realized gain (loss)...................................    5,698,245    1,556,488    1,090,053     274,982      8,760,387
                                                             ------------  -----------  -----------   ---------   ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)  (4,653,684)  (2,483,394)   (518,616)   (19,621,941)
                                                             ------------  -----------  -----------   ---------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (6,744,945)  (3,097,196)  (1,393,341)   (243,634)   (10,861,554)
                                                             ------------  -----------  -----------   ---------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (6,855,379) $(2,820,250) $(1,390,183)  $(241,723)  $(10,292,785)
                                                             ============  ===========  ===========   =========   ============

                                                               AXA GLOBAL
                                                             EQUITY MANAGED
                                                              VOLATILITY*
                                                             --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................  $  3,987,840
 Expenses:
   Asset-based charges......................................     4,994,090
                                                              ------------
   Net Expenses.............................................     4,994,090
                                                              ------------

NET INVESTMENT INCOME (LOSS)................................    (1,006,250)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    17,152,168
   Net realized gain distribution from the Portfolios.......    28,305,285
                                                              ------------
 Net realized gain (loss)...................................    45,457,453
                                                              ------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (95,627,850)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (50,170,397)
                                                              ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $(51,176,647)
                                                              ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                             AXA           AXA           AXA
                                                                        INTERNATIONAL INTERNATIONAL INTERNATIONAL AXA LARGE CAP
                                                             AXA GROWTH CORE MANAGED     MANAGED    VALUE MANAGED CORE MANAGED
                                                             STRATEGY*   VOLATILITY*   VOLATILITY*   VOLATILITY*   VOLATILITY*
                                                             ---------- ------------- ------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  16,845  $  2,879,135   $   237,155  $  3,096,687   $   350,960
 Expenses:
   Asset-based charges......................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------
   Net Expenses.............................................    16,883     2,160,203       156,520     2,328,343       435,113
                                                             ---------  ------------   -----------  ------------   -----------

NET INVESTMENT INCOME (LOSS)................................       (38)      718,932        80,635       768,344       (84,153)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    55,283     3,938,397        61,168     3,214,629     2,355,668
   Net realized gain distribution from the Portfolios.......    24,382            --        39,133            --     2,689,374
                                                             ---------  ------------   -----------  ------------   -----------
 Net realized gain (loss)...................................    79,665     3,938,397       100,301     3,214,629     5,045,042
                                                             ---------  ------------   -----------  ------------   -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (176,494)  (32,353,036)   (2,245,687)  (36,821,113)   (7,407,438)
                                                             ---------  ------------   -----------  ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (96,829)  (28,414,639)   (2,145,386)  (33,606,484)   (2,362,396)
                                                             ---------  ------------   -----------  ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (96,867) $(27,695,707)  $(2,064,751) $(32,838,140)  $(2,446,549)
                                                             =========  ============   ===========  ============   ===========

                                                             AXA LARGE CAP
                                                                GROWTH
                                                                MANAGED
                                                              VOLATILITY*
                                                             -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $   3,698,931
 Expenses:
   Asset-based charges......................................    10,035,051
                                                             -------------
   Net Expenses.............................................    10,035,051
                                                             -------------

NET INVESTMENT INCOME (LOSS)................................    (6,336,120)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    53,872,506
   Net realized gain distribution from the Portfolios.......    63,941,612
                                                             -------------
 Net realized gain (loss)...................................   117,814,118
                                                             -------------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)
                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (20,573,358)
                                                             -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (26,909,478)
                                                             =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                               AXA LARGE     AXA MID CAP                      AXA
                                                               CAP VALUE        VALUE           AXA        MODERATE
                                                                MANAGED        MANAGED       MODERATE       GROWTH
                                                              VOLATILITY*    VOLATILITY*    ALLOCATION*    STRATEGY*
                                                             -------------  -------------  -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  20,695,592  $   6,013,089  $  25,256,570  $   931,782
 Expenses:
   Asset-based charges......................................    11,091,473      6,567,946     20,783,929      855,432
   Less: Reduction for expense limitation...................            --             --     (5,569,200)          --
                                                             -------------  -------------  -------------  -----------
   Net Expenses.............................................    11,091,473      6,567,946     15,214,729      855,432
                                                             -------------  -------------  -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     9,604,119       (554,857)    10,041,841       76,350
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    60,771,919     35,839,366      1,275,324    1,084,486
   Net realized gain distribution from the Portfolios.......    38,880,635     38,885,757     63,592,029    1,772,674
                                                             -------------  -------------  -------------  -----------
 Net realized gain (loss)...................................    99,652,554     74,725,123     64,867,353    2,857,160
                                                             -------------  -------------  -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)  (144,651,271)  (165,312,266)  (7,768,255)
                                                             -------------  -------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......  (100,915,326)   (69,926,148)  (100,444,913)  (4,911,095)
                                                             -------------  -------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (91,311,207) $ (70,481,005) $ (90,403,072) $(4,834,745)
                                                             =============  =============  =============  ===========

                                                                  AXA          AXA/AB
                                                               MODERATE-      DYNAMIC
                                                                 PLUS         MODERATE
                                                              ALLOCATION*     GROWTH*
                                                             -------------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios............................ $  19,011,430  $   213,822
 Expenses:
   Asset-based charges......................................    14,973,232      226,979
   Less: Reduction for expense limitation...................            --           --
                                                             -------------  -----------
   Net Expenses.............................................    14,973,232      226,979
                                                             -------------  -----------

NET INVESTMENT INCOME (LOSS)................................     4,038,198      (13,157)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments..................    15,657,486      344,365
   Net realized gain distribution from the Portfolios.......    58,038,566      173,385
                                                             -------------  -----------
 Net realized gain (loss)...................................    73,696,052      517,750
                                                             -------------  -----------

 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (171,524,919)  (1,790,411)
                                                             -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......   (97,828,867)  (1,272,661)
                                                             -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS................................................. $ (93,790,669) $(1,285,818)
                                                             =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                  AXA/FRANKLIN
                                                            AXA/      AXA/FRANKLIN  AXA/FRANKLIN   TEMPLETON
                                                         CLEARBRIDGE    BALANCED      SMALL CAP    ALLOCATION
                                          AXA/AB SMALL    LARGE CAP     MANAGED     VALUE MANAGED   MANAGED       AXA/JANUS
                                          CAP GROWTH*      GROWTH*    VOLATILITY*    VOLATILITY*  VOLATILITY*    ENTERPRISE*
                                          ------------  ------------  ------------  ------------- ------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $    489,594  $    267,426  $  2,574,307   $   127,960  $  1,651,073  $         --
 Expenses:
   Asset-based charges...................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------
   Net Expenses..........................    5,313,418     2,069,898     1,145,945       262,837       944,321     4,065,915
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INVESTMENT INCOME (LOSS).............   (4,823,824)   (1,802,472)    1,428,362      (134,877)      706,752    (4,065,915)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   10,489,331     1,224,304     2,666,520     1,296,385     2,773,059      (133,113)
   Net realized gain distribution from
    the Portfolios.......................   61,284,584    13,164,515     3,363,896     2,420,786    15,674,361    17,998,501
                                          ------------  ------------  ------------   -----------  ------------  ------------
 Net realized gain (loss)................   71,773,915    14,388,819     6,030,416     3,717,171    18,447,420    17,865,388
                                          ------------  ------------  ------------   -----------  ------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (99,934,897)  (13,579,950)  (12,301,281)   (6,359,128)  (26,381,898)  (22,973,750)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (28,160,982)      808,869    (6,270,865)   (2,641,957)   (7,934,478)   (5,108,362)
                                          ------------  ------------  ------------   -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(32,984,806) $   (993,603) $ (4,842,503)  $(2,776,834) $ (7,227,726) $ (9,174,277)
                                          ============  ============  ============   ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                        AXA/TEMPLETON
                                           AXA/LOOMIS   GLOBAL EQUITY             CHARTER/SM/                     CHARTER/SM/
                                             SAYLES        MANAGED    CHARTER/SM/ MULTI-SECTOR CHARTER/SM/ SMALL  SMALL CAP
                                            GROWTH*      VOLATILITY*  MODERATE*      BOND*       CAP GROWTH*        VALUE*
                                          ------------  ------------- ----------  ------------ ---------------   ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $     85,093  $  1,380,968   $  5,907   $ 1,763,562   $  1,806,051     $  1,368,144
 Expenses:
   Asset-based charges...................    1,211,973       623,539      4,718     1,007,406        653,447        1,562,161
   Less: Reduction for expense
    limitation...........................           --            --         --            --         (1,032)          (3,761)
                                          ------------  ------------   --------   -----------   ------------     ------------
   Net Expenses..........................    1,211,973       623,539      4,718     1,007,406        652,415        1,558,400
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INVESTMENT INCOME (LOSS).............   (1,126,880)      757,429      1,189       756,156      1,153,636         (190,256)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................    7,979,016     2,487,395     (3,316)   (1,398,413)     2,989,075        6,740,244
   Net realized gain distribution from
    the Portfolios.......................    9,132,595     4,658,942      5,608            --      3,688,205        1,667,426
                                          ------------  ------------   --------   -----------   ------------     ------------
 Net realized gain (loss)................   17,111,611     7,146,337      2,292    (1,398,413)     6,677,280        8,407,670
                                          ------------  ------------   --------   -----------   ------------     ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (19,594,762)  (14,446,897)   (27,271)     (818,004)   (10,738,671)     (23,564,739)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (2,483,151)   (7,300,560)   (24,979)   (2,216,417)    (4,061,391)     (15,157,069)
                                          ------------  ------------   --------   -----------   ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (3,610,031) $ (6,543,131)  $(23,790)  $(1,460,261)  $ (2,907,755)    $(15,347,325)
                                          ============  ============   ========   ===========   ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                     EQ/CLEARBRIDGE
                                           EQ/AMERICAN   EQ/BLACKROCK   EQ/CAPITAL   SELECT EQUITY
                                           CENTURY MID   BASIC VALUE     GUARDIAN       MANAGED       EQ/COMMON    EQ/CORE BOND
                                          CAP VALUE*(A)    EQUITY*      RESEARCH*     VOLATILITY*    STOCK INDEX*     INDEX*
                                          ------------- -------------  ------------  -------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $   485,524  $  12,580,055  $  1,278,991   $    945,375  $  30,944,238  $ 2,159,976
 Expenses:
   Asset-based charges...................      200,315      9,953,255     2,950,635        346,898     32,701,530    1,396,005
   Less: Reduction for expense
    limitation...........................           --             --            --             --     (6,150,820)          --
                                           -----------  -------------  ------------   ------------  -------------  -----------
   Net Expenses..........................      200,315      9,953,255     2,950,635        346,898     26,550,710    1,396,005
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............      285,209      2,626,800    (1,671,644)       598,477      4,393,528      763,971
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (114,911)    49,815,117    18,554,605      1,555,023    151,851,766     (670,503)
   Net realized gain distribution from
    the Portfolios.......................           --     64,451,826    25,552,876     12,268,055    112,122,900           --
                                           -----------  -------------  ------------   ------------  -------------  -----------
 Net realized gain (loss)................     (114,911)   114,266,943    44,107,481     13,823,078    263,974,666     (670,503)
                                           -----------  -------------  ------------   ------------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (9,724,062)  (186,267,444)  (54,661,609)   (17,278,033)  (416,528,514)  (1,226,222)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (9,838,973)   (72,000,501)  (10,554,128)    (3,454,955)  (152,553,848)  (1,896,725)
                                           -----------  -------------  ------------   ------------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(9,553,764) $ (69,373,701) $(12,225,772)  $ (2,856,478) $(148,160,320) $(1,132,754)
                                           ===========  =============  ============   ============  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                     EQ/EMERGING                     EQ/FIDELITY      EQ/FRANKLIN                EQ/GOLDMAN
                                       MARKETS    EQ/EQUITY 500  INSTITUTIONAL AM/SM    RISING      EQ/GLOBAL   SACHS MID CAP
                                     EQUITY PLUS*    INDEX*        /LARGE CAP*(A)    DIVIDENDS*(A)  BOND PLUS*    VALUE*(A)
                                     ------------ -------------  ------------------- ------------- -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.... $   201,423  $  25,119,926     $  1,033,470       $  2,345    $   680,204   $   120,660
 Expenses:
   Asset-based charges..............     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------
   Net Expenses.....................     179,958     21,875,936        1,062,557          1,222        643,694       135,883
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INVESTMENT INCOME (LOSS)........      21,465      3,243,990          (29,087)         1,123         36,510       (15,223)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
    investments.....................     566,174     80,773,559         (722,527)          (181)      (888,604)      (56,646)
   Net realized gain distribution
    from the Portfolios.............      86,579     38,352,410               --             --             --            --
                                     -----------  -------------     ------------       --------    -----------   -----------
 Net realized gain (loss)...........     652,753    119,125,969         (722,527)          (181)      (888,604)      (56,646)
                                     -----------  -------------     ------------       --------    -----------   -----------

 Net change in unrealized
   appreciation (depreciation) of
   investments......................  (3,338,002)  (226,237,774)     (50,425,726)       (65,283)      (697,937)   (5,216,599)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  (2,685,249)  (107,111,805)     (51,148,253)       (65,464)    (1,586,541)   (5,273,245)
                                     -----------  -------------     ------------       --------    -----------   -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(2,663,784) $(103,867,815)    $(51,177,340)      $(64,341)   $(1,550,031)  $(5,288,468)
                                     ===========  =============     ============       ========    ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                              EQ/
                                          INTERMEDIATE      EQ/                    EQ/INVESCO    EQ/INVESCO
                                           GOVERNMENT  INTERNATIONAL  EQ/INVESCO   GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                             BOND*     EQUITY INDEX*  COMSTOCK*    ESTATE*(A)    GROWTH*(A)    ENERGY*(A)
                                          ------------ ------------- ------------  -----------  ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $ 648,462   $  8,951,575  $  1,914,476  $   485,010   $   163,238  $     47,633
 Expenses:
   Asset-based charges...................    654,260      4,943,054     1,597,040      214,969       189,237       114,421
   Less: Reduction for expense
    limitation...........................     (2,959)            --            --           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
   Net Expenses..........................    651,301      4,943,054     1,597,040      214,969       189,237       114,421
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INVESTMENT INCOME (LOSS).............     (2,839)     4,008,521       317,436      270,041       (25,999)      (66,788)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (115,307)     3,027,510     5,732,865       37,100       (52,073)     (575,760)
   Net realized gain distribution from
    the Portfolios.......................         --             --     5,001,487           --            --            --
                                           ---------   ------------  ------------  -----------   -----------  ------------
 Net realized gain (loss)................   (115,307)     3,027,510    10,734,352       37,100       (52,073)     (575,760)
                                           ---------   ------------  ------------  -----------   -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (147,332)   (69,984,100)  (27,806,770)  (1,588,691)   (4,051,141)  (17,327,646)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (262,639)   (66,956,590)  (17,072,418)  (1,551,591)   (4,103,214)  (17,903,406)
                                           ---------   ------------  ------------  -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(265,478)  $(62,948,069) $(16,754,982) $(1,281,550)  $(4,129,213) $(17,970,194)
                                           =========   ============  ============  ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                                                                                     EQ/LAZARD
                                                          EQ/JPMORGAN                                 EMERGING      EQ/MFS
                                          EQ/IVY MID CAP     VALUE      EQ/LARGE CAP  EQ/LARGE CAP    MARKETS    INTERNATIONAL
                                            GROWTH*(A)   OPPORTUNITIES* GROWTH INDEX* VALUE INDEX*   EQUITY*(A)     GROWTH*
                                          -------------- -------------- ------------- ------------  -----------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios.........  $     14,828   $  1,725,845  $  1,995,095  $  1,931,105  $   366,521  $  1,454,462
 Expenses:
   Asset-based charges...................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------
   Net Expenses..........................       403,445      1,971,642     3,892,864     1,140,924      526,067     1,947,124
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS).............      (388,617)      (245,797)   (1,897,769)      790,181     (159,546)     (492,662)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      (199,228)     7,572,170    13,318,707     2,499,469       32,865     3,481,187
   Net realized gain distribution from
    the Portfolios.......................            --     13,256,205    18,988,967     3,807,440           --    15,009,358
                                           ------------   ------------  ------------  ------------  -----------  ------------
 Net realized gain (loss)................      (199,228)    20,828,375    32,307,674     6,306,909       32,865    18,490,545
                                           ------------   ------------  ------------  ------------  -----------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........   (14,300,034)   (48,790,083)  (40,899,073)  (16,515,277)  (2,644,086)  (35,257,217)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (14,499,262)   (27,961,708)   (8,591,399)  (10,208,368)  (2,611,221)  (16,766,672)
                                           ------------   ------------  ------------  ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $(14,887,879)  $(28,207,505) $(10,489,168) $ (9,418,187) $(2,770,767) $(17,259,334)
                                           ============   ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                             EQ/MFS                                                                   EQ/
                                          INTERNATIONAL     EQ/MFS     EQ/MFS UTILITIES   EQ/MID CAP   EQ/MONEY   OPPENHEIMER
                                            VALUE*(A)   TECHNOLOGY*(A)    SERIES*(A)        INDEX*     MARKET*      GLOBAL*
                                          ------------- -------------- ---------------- -------------  --------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $         --    $   557,857    $   7,489,323  $888,476  $    697,872
 Expenses:
   Asset-based charges...................    1,159,296        410,657        280,793        8,675,739   811,507     2,336,358
   Less: Reduction for expense
    limitation...........................           --             --             --               --   (51,795)           --
                                          ------------   ------------    -----------    -------------  --------  ------------
   Net Expenses..........................    1,159,296        410,657        280,793        8,675,739   759,712     2,336,358
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INVESTMENT INCOME (LOSS).............   (1,159,296)      (410,657)       277,064       (1,186,416)  128,764    (1,638,486)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................     (223,258)      (608,223)       (66,087)      37,645,786     1,170     8,720,946
   Net realized gain distribution from
    the Portfolios.......................           --             --             --       51,379,061        --     5,094,565
                                          ------------   ------------    -----------    -------------  --------  ------------
 Net realized gain (loss)................     (223,258)      (608,223)       (66,087)      89,024,847     1,170    13,815,511
                                          ------------   ------------    -----------    -------------  --------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (20,109,335)   (17,211,489)    (4,285,066)    (175,210,975)    2,056   (40,603,490)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,332,593)   (17,819,712)    (4,351,153)     (86,186,128)    3,226   (26,787,979)
                                          ------------   ------------    -----------    -------------  --------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(21,491,889)  $(18,230,369)   $(4,074,089)   $ (87,372,544) $131,990  $(28,426,465)
                                          ============   ============    ===========    =============  ========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018


                                           EQ/PIMCO                                                 EQ/T. ROWE
                                          GLOBAL REAL  EQ/PIMCO ULTRA  EQ/QUALITY     EQ/SMALL     PRICE GROWTH  EQ/UBS GROWTH
                                            RETURN*     SHORT BOND*    BOND PLUS*  COMPANY INDEX*     STOCK*       & INCOME*
                                          -----------  -------------- -----------  -------------- -------------  -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $   950,024    $1,543,615   $ 1,277,265   $  3,096,130  $          --  $    139,734
 Expenses:
   Asset-based charges...................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------
   Net Expenses..........................     433,831       992,324       973,629      4,079,269      8,498,394       530,030
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INVESTMENT INCOME (LOSS).............     516,193       551,291       303,636       (983,139)    (8,498,394)     (390,296)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      91,701        46,442      (849,865)     7,149,385     44,447,969       428,437
   Net realized gain distribution from
    the Portfolios.......................          --            --            --     26,855,430     54,046,607     4,399,455
                                          -----------    ----------   -----------   ------------  -------------  ------------
 Net realized gain (loss)................      91,701        46,442      (849,865)    34,004,815     98,494,576     4,827,892
                                          -----------    ----------   -----------   ------------  -------------  ------------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (1,536,910)     (817,647)     (422,620)   (71,723,231)  (112,379,659)  (10,136,559)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (1,445,209)     (771,205)   (1,272,485)   (37,718,416)   (13,885,083)   (5,308,667)
                                          -----------    ----------   -----------   ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $  (929,016)   $ (219,914)  $  (968,849)  $(38,701,555) $ (22,383,477) $ (5,698,963)
                                          ===========    ==========   ===========   ============  =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                FIDELITY(R) VIP FIDELITY(R) VIP INVESCO V.I.                    INVESCO V.I. MID INVESCO V.I.
                                 EQUITY-INCOME      MID CAP      DIVERSIFIED  INVESCO V.I. HIGH     CAP CORE      SMALL CAP
                                   PORTFOLIO       PORTFOLIO    DIVIDEND FUND    YIELD FUND       EQUITY FUND    EQUITY FUND
                                --------------- --------------- ------------- ----------------- ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the
    Portfolios.................   $   278,864    $    239,979    $ 1,100,162     $ 2,072,492      $    25,416    $        --
 Expenses:
   Asset-based charges.........       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------
   Net Expenses................       149,024         694,777        537,866         514,021          274,728        133,285
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INVESTMENT INCOME (LOSS)...       129,840        (454,798)       562,296       1,558,471         (249,312)      (133,285)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss)
    on investments.............      (142,240)        (28,389)       878,948        (460,676)        (402,041)      (258,626)
   Net realized gain
    distribution from the
    Portfolios.................       592,871       4,725,136      1,765,217              --        3,255,822        742,817
                                  -----------    ------------    -----------     -----------      -----------    -----------
 Net realized gain (loss)......       450,631       4,696,747      2,644,165        (460,676)       2,853,781        484,191
                                  -----------    ------------    -----------     -----------      -----------    -----------

 Net change in unrealized
   appreciation
   (depreciation) of
   investments.................    (1,857,002)    (13,889,386)    (7,702,035)     (3,103,631)      (5,481,418)    (2,044,733)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    (1,406,371)     (9,192,639)    (5,057,870)     (3,564,307)      (2,627,637)    (1,560,542)
                                  -----------    ------------    -----------     -----------      -----------    -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $(1,276,531)   $ (9,647,437)   $(4,495,574)    $(2,005,836)     $(2,876,949)   $(1,693,827)
                                  ===========    ============    ===========     ===========      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                          MFS(R)
                                                                                       MASSACHUSETTS
                                                                                         INVESTORS    MULTIMANAGER
                                          IVY VIP HIGH  IVY VIP SMALL MFS(R) INVESTORS GROWTH STOCK    AGGRESSIVE   MULTIMANAGER
                                             INCOME      CAP GROWTH     TRUST SERIES     PORTFOLIO      EQUITY*      CORE BOND*
                                          ------------  ------------- ---------------- ------------- -------------  ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 15,122,219  $    112,741    $    82,031     $    64,657  $     859,541  $ 2,892,113
 Expenses:
   Asset-based charges...................    2,940,255       386,098        229,121         231,971      9,070,088    1,316,604
   Less: Reduction for expense
    limitation...........................           --            --             --              --     (2,968,442)          --
                                          ------------  ------------    -----------     -----------  -------------  -----------
   Net Expenses..........................    2,940,255       386,098        229,121         231,971      6,101,646    1,316,604
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INVESTMENT INCOME (LOSS).............   12,181,964      (273,357)      (147,090)       (167,314)    (5,242,105)   1,575,509
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   (4,716,660)       79,398        219,297         257,556     55,253,492   (1,316,775)
   Net realized gain distribution from
    the Portfolios.......................           --    10,614,739        826,170       1,142,629     65,018,958           --
                                          ------------  ------------    -----------     -----------  -------------  -----------
 Net realized gain (loss)................   (4,716,660)   10,694,137      1,045,467       1,400,185    120,272,450   (1,316,775)
                                          ------------  ------------    -----------     -----------  -------------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,678,262)  (12,791,904)    (2,141,705)     (1,370,533)  (116,807,236)  (2,143,913)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (20,394,922)   (2,097,767)    (1,096,238)         29,652      3,465,214   (3,460,688)
                                          ------------  ------------    -----------     -----------  -------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (8,212,958) $ (2,371,124)   $(1,243,328)    $  (137,662) $  (1,776,891) $(1,885,179)
                                          ============  ============    ===========     ===========  =============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                      PIMCO
                                                                                                  COMMODITYREAL
                                          MULTIMANAGER                               OPPENHEIMER    RETURN(R)
                                            MID CAP      MULTIMANAGER  MULTIMANAGER  MAIN STREET    STRATEGY    TARGET 2015
                                            GROWTH*     MID CAP VALUE* TECHNOLOGY*   FUND(R)/VA     PORTFOLIO   ALLOCATION*
                                          ------------  -------------- ------------  -----------  ------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $         --   $    397,384  $    327,161  $    59,259   $   164,098  $   298,251
 Expenses:
   Asset-based charges...................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------
   Net Expenses..........................    1,109,982        686,201     2,765,714       72,611        98,628      231,534
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS).............   (1,109,982)      (288,817)   (2,438,553)     (13,352)       65,470       66,717
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................      598,346      3,822,889    14,077,041      (47,560)     (828,778)    (107,213)
   Net realized gain distribution from
    the Portfolios.......................   11,145,400      4,158,504    23,067,157      577,455            --    1,266,766
                                          ------------   ------------  ------------  -----------   -----------  -----------
 Net realized gain (loss)................   11,743,746      7,981,393    37,144,198      529,895      (828,778)   1,159,553
                                          ------------   ------------  ------------  -----------   -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (15,777,013)   (14,864,089)  (32,677,736)  (1,140,842)     (574,450)  (2,208,330)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................   (4,033,267)    (6,882,696)    4,466,462     (610,947)   (1,403,228)  (1,048,777)
                                          ------------   ------------  ------------  -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $ (5,143,249)  $ (7,171,513) $  2,027,909  $  (624,299)  $(1,337,758) $  (982,060)
                                          ============   ============  ============  ===========   ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2018

                                                                                                TEMPLETON   VANECK VIP
                                          TARGET 2025   TARGET 2035  TARGET 2045  TARGET 2055  GLOBAL BOND  GLOBAL HARD
                                          ALLOCATION*   ALLOCATION*  ALLOCATION*  ALLOCATION*   VIP FUND    ASSETS FUND
                                          -----------  ------------  -----------  -----------  -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from the Portfolios......... $ 1,286,843  $  1,355,527  $ 1,125,823  $   211,302  $        --  $        --
 Expenses:
   Asset-based charges...................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------
   Net Expenses..........................     944,723     1,041,765      891,206      126,358      796,140      287,738
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS).............     342,120       313,762      234,617       84,944     (796,140)    (287,738)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
   Net realized gain (loss) on
    investments..........................   1,703,369     2,001,262    1,529,118      261,076   (1,205,061)      (3,572)
   Net realized gain distribution from
    the Portfolios.......................   1,773,810     1,063,419      757,354           --           --           --
                                          -----------  ------------  -----------  -----------  -----------  -----------
 Net realized gain (loss)................   3,477,179     3,064,681    2,286,472      261,076   (1,205,061)      (3,572)
                                          -----------  ------------  -----------  -----------  -----------  -----------

 Net change in unrealized appreciation
   (depreciation) of investments.........  (9,540,120)  (10,812,385)  (9,522,936)  (1,805,624)   2,506,650   (6,941,302)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................  (6,062,941)   (7,747,704)  (7,236,464)  (1,544,548)   1,301,589   (6,944,874)
                                          -----------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS............... $(5,720,821) $ (7,433,942) $(7,001,847) $(1,459,604) $   505,449  $(7,232,612)
                                          ===========  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                             1290 VT CONVERTIBLE    1290 VT DOUBLELINE
                                                               SECURITIES*(A)       DYNAMIC ALLOCATION*
                                                             ------------------- ------------------------
                                                                    2018             2018         2017
                                                             ------------------- -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................       $   359       $    44,648  $   (61,181)
 Net realized gain (loss)...................................           298           374,883      585,922
 Net change in unrealized appreciation (depreciation) of
   investments..............................................        (1,305)       (1,020,808)     235,054
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................          (648)         (601,277)     759,795
                                                                   -------       -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................            --         1,827,194    2,826,192
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................        15,712        (1,394,588)     231,782
 Redemptions for contract benefits and terminations.........            --          (521,527)    (353,359)
 Contract maintenance charges...............................            --           (17,642)     (17,186)
                                                                   -------       -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................        15,712          (106,563)   2,687,429
                                                                   -------       -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            (9)               --           --
                                                                   -------       -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................        15,055          (707,840)   3,447,224
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................            --        11,439,951    7,992,727
                                                                   -------       -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................       $15,055       $10,732,111  $11,439,951
                                                                   =======       ===========  ===========

                                                               1290 VT DOUBLELINE
                                                               OPPORTUNISTIC BOND*
                                                             ----------------------
                                                                2018        2017
                                                             ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  170,653  $   45,924
 Net realized gain (loss)...................................    (25,393)     23,767
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (286,996)     27,776
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (141,736)     97,467
                                                             ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  2,825,241   2,558,849
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    366,566   1,369,980
 Redemptions for contract benefits and terminations.........   (495,722)   (201,454)
 Contract maintenance charges...............................     (7,289)     (3,285)
                                                             ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  2,688,796   3,724,090
                                                             ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         69          24
                                                             ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  2,547,129   3,821,581
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  6,424,654   2,603,073
                                                             ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $8,971,783  $6,424,654
                                                             ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT GAMCO MERGERS &
                                                               1290 VT EQUITY INCOME*          ACQUISITIONS*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    833,150  $    479,385  $    31,117  $  (189,170)
 Net realized gain (loss)...................................   27,167,058     7,789,786      362,041    1,031,939
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (42,246,578)    6,720,240   (1,430,500)     (29,389)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (14,246,370)   14,989,411   (1,037,342)     813,380
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    7,180,698     7,856,128      868,191      882,555
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (4,613,175)   (4,245,730)     453,952     (386,444)
 Redemptions for contract benefits and terminations.........   (9,240,480)   (8,740,223)  (1,784,240)  (1,712,561)
 Contract maintenance charges...............................      (59,071)      (64,702)      (8,028)      (9,022)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (6,732,028)   (5,194,527)    (470,125)  (1,225,472)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --           --
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (20,978,398)    9,794,884   (1,507,467)    (412,092)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  117,548,027   107,753,143   17,251,838   17,663,930
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 96,569,629  $117,548,027  $15,744,371  $17,251,838
                                                             ============  ============  ===========  ===========

                                                                   1290 VT GAMCO SMALL
                                                                     COMPANY VALUE*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (7,267,911) $   (5,893,233)
 Net realized gain (loss)...................................     82,877,340     114,847,311
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (254,592,184)     22,857,391
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (178,982,755)    131,811,469
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    117,673,584     104,649,861
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (10,044,077)     (8,487,385)
 Redemptions for contract benefits and terminations.........    (70,418,328)    (59,679,262)
 Contract maintenance charges...............................       (668,451)       (617,064)
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     36,542,728      35,866,150
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................             --              11
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (142,440,027)    167,677,630
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,046,148,780     878,471,150
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $  903,708,753  $1,046,148,780
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          1290 VT LOW
                                                                                       VOLATILITY GLOBAL
                                                             1290 VT HIGH YIELD BOND*     EQUITY*(A)     1290 VT MICRO CAP*(A)
                                                             ------------------------  ----------------- ---------------------
                                                                 2018         2017           2018                2018
                                                             -----------  -----------  ----------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   634,183  $   464,532       $   361            $   (133)
 Net realized gain (loss)...................................     (68,814)       1,632            19               7,813
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,069,763)      38,310          (925)            (14,850)
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (504,394)     504,474          (545)             (7,170)
                                                             -----------  -----------       -------            --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,177,511    2,821,079            --                  --
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     103,287    1,756,396        15,713             143,924
 Redemptions for contract benefits and terminations.........  (1,274,101)    (630,019)           --                  --
 Contract maintenance charges...............................     (14,162)     (10,212)           --                  --
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,992,535    3,937,244        15,713             143,924
                                                             -----------  -----------       -------            --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         194          218            --                  --
                                                             -----------  -----------       -------            --------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,488,335    4,441,936        15,168             136,754
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,964,584    8,522,648            --                  --
                                                             -----------  -----------       -------            --------

NET ASSETS -- END OF YEAR OR PERIOD......................... $14,452,919  $12,964,584       $15,168            $136,754
                                                             ===========  ===========       =======            ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                1290 VT SMALL CAP       1290 VT SMARTBETA
                                                                    VALUE*(B)                EQUITY*
                                                             ----------------------  ----------------------
                                                                2018        2017        2018        2017
                                                             ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    5,283  $       69  $    8,202  $    5,589
 Net realized gain (loss)...................................    183,092      85,377     122,157      46,088
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (721,376)     81,552    (297,969)     84,138
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (533,001)    166,998    (167,610)    135,815
                                                             ----------  ----------  ----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    961,124     389,684     998,255     552,562
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    868,118     878,577     483,176     213,603
 Redemptions for contract benefits and terminations.........   (114,105)    (31,573)    (64,976)    (35,792)
 Contract maintenance charges...............................     (1,794)       (543)     (2,773)     (1,166)
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  1,713,343   1,236,145   1,413,682     729,207
                                                             ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         --       7,693         245           8
                                                             ----------  ----------  ----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  1,180,342   1,410,836   1,246,317     865,030
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,717,403     306,567   1,257,343     392,313
                                                             ----------  ----------  ----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $2,897,745  $1,717,403  $2,503,660  $1,257,343
                                                             ==========  ==========  ==========  ==========

                                                                 1290 VT SOCIALLY
                                                                   RESPONSIBLE*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (167,692) $  (103,722)
 Net realized gain (loss)...................................   3,810,491   10,052,672
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (6,618,422)  (1,308,284)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,975,623)   8,640,666
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   4,593,592    4,180,415
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (1,190,221)      45,188
 Redemptions for contract benefits and terminations.........  (3,717,763)  (3,967,656)
 Contract maintenance charges...............................     (36,714)     (36,269)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (351,106)     221,678
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          13           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (3,326,716)   8,862,344
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  54,485,686   45,623,342
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $51,158,970  $54,485,686
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(b)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                             AMERICAN FUNDS
                                                                     ALL ASSET             INSURANCE SERIES(R)
                                                                 GROWTH-ALT 20*(C)            BOND FUND/SM/
                                                             -------------------------  ------------------------
                                                                 2018          2017         2018         2017
                                                             ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    457,762  $   280,502  $   511,619  $   360,927
 Net realized gain (loss)...................................    3,610,624    2,415,884     (303,569)     320,055
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (11,303,094)   7,130,818   (1,122,030)     105,916
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (7,234,708)   9,827,204     (913,980)     786,898
                                                             ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    9,744,343   10,059,817    7,543,145    8,877,675
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (5,081,458)   9,762,014     (481,721)   2,087,602
 Redemptions for contract benefits and terminations.........   (5,311,578)  (4,654,273)  (3,710,204)  (3,371,718)
 Contract maintenance charges...............................      (79,159)     (76,809)     (35,073)     (29,736)
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................     (727,852)  15,090,749    3,316,147    7,563,823
                                                             ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (12)          --          109           47
                                                             ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (7,962,572)  24,917,953    2,402,276    8,350,768
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   84,044,489   59,126,536   44,600,136   36,249,368
                                                             ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 76,081,917  $84,044,489  $47,002,412  $44,600,136
                                                             ============  ===========  ===========  ===========

                                                                  AXA 400 MANAGED
                                                                    VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (41,602) $   (63,614)
 Net realized gain (loss)...................................   1,607,820    1,879,884
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (3,897,684)     126,064
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,331,466)   1,942,334
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,342,731    2,389,135
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     181,970      931,910
 Redemptions for contract benefits and terminations.........  (1,312,501)  (1,017,387)
 Contract maintenance charges...............................     (14,218)     (11,094)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,197,982    2,292,564
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (1,133,484)   4,234,898
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  16,487,022   12,252,124
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $15,353,538  $16,487,022
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(c)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA 500 MANAGED          AXA 2000 MANAGED
                                                                    VOLATILITY*              VOLATILITY*
                                                             ------------------------  -----------------------
                                                                 2018         2017         2018        2017
                                                             -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (24,540) $    (5,439) $   (35,411) $  (31,676)
 Net realized gain (loss)...................................   2,076,477    1,474,027      824,534     726,639
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (4,040,654)   2,586,720   (1,917,408)    144,948
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,988,717)   4,055,308   (1,128,285)    839,911
                                                             -----------  -----------  -----------  ----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,185,015    3,376,075    1,189,622   1,084,825
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     122,400    1,162,075      302,255     402,188
 Redemptions for contract benefits and terminations.........  (1,749,913)  (1,394,190)    (690,143)   (422,851)
 Contract maintenance charges...............................     (22,063)     (19,171)      (6,922)     (5,297)
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,535,439    3,124,789      794,812   1,058,865
                                                             -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --           --          --
                                                             -----------  -----------  -----------  ----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (453,278)   7,180,097     (333,473)  1,898,776
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  26,601,305   19,421,208    7,758,560   5,859,784
                                                             -----------  -----------  -----------  ----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $26,148,027  $26,601,305  $ 7,425,087  $7,758,560
                                                             ===========  ===========  ===========  ==========

                                                                    AXA AGGRESSIVE
                                                                     ALLOCATION*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   2,447,018  $  1,969,476
 Net realized gain (loss)...................................    54,467,651    34,710,276
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (127,309,715)   70,918,410
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (70,395,046)  107,598,162
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    64,930,791    66,849,066
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (21,537,693)  (25,264,632)
 Redemptions for contract benefits and terminations.........   (45,523,069)  (39,630,091)
 Contract maintenance charges...............................      (888,079)     (911,576)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (3,018,050)    1,042,767
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           140            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (73,412,956)  108,640,929
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   719,519,440   610,878,511
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 646,106,484  $719,519,440
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                    AXA BALANCED              AXA CONSERVATIVE
                                                                      STRATEGY*                  ALLOCATION*
                                                             --------------------------  --------------------------
                                                                 2018          2017          2018          2017
                                                             ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (110,434) $      1,447  $    276,946  $   (123,788)
 Net realized gain (loss)...................................    5,698,245     3,429,893     1,556,488     2,233,267
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (12,443,190)    7,108,515    (4,653,684)    1,871,339
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (6,855,379)   10,539,855    (2,820,250)    3,980,818
                                                             ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    5,676,529     7,958,859     7,504,901    10,012,075
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (303,746)   (1,722,281)   (2,269,399)   (4,473,950)
 Redemptions for contract benefits and terminations.........   (9,970,672)   (7,728,350)  (11,572,474)  (15,072,270)
 Contract maintenance charges...............................   (1,279,528)   (1,242,397)     (180,213)     (188,367)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (5,877,417)   (2,734,169)   (6,517,185)   (9,722,512)
                                                             ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................        2,513            --           234            --
                                                             ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (12,730,283)    7,805,686    (9,337,201)   (5,741,694)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  132,739,997   124,934,311   106,475,791   112,217,485
                                                             ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $120,009,714  $132,739,997  $ 97,138,590  $106,475,791
                                                             ============  ============  ============  ============

                                                                 AXA CONSERVATIVE
                                                                 GROWTH STRATEGY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     3,158  $     2,634
 Net realized gain (loss)...................................   1,090,053      749,021
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,483,394)   1,054,261
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,390,183)   1,805,916
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   3,686,033    4,011,805
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     614,295      629,610
 Redemptions for contract benefits and terminations.........  (2,353,452)  (2,233,482)
 Contract maintenance charges...............................    (136,900)    (140,051)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,809,976    2,267,882
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --          256
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................     419,793    4,074,054
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  29,665,387   25,591,333
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $30,085,180  $29,665,387
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA CONSERVATIVE         AXA CONSERVATIVE-PLUS
                                                                     STRATEGY*                 ALLOCATION*
                                                             ------------------------  --------------------------
                                                                 2018         2017         2018          2017
                                                             -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $     1,911  $   (12,489) $    568,769  $     (7,686)
 Net realized gain (loss)...................................     274,982      200,424     8,760,387     7,920,438
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (518,616)     104,752   (19,621,941)    7,537,358
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (241,723)     292,687   (10,292,785)   15,450,110
                                                             -----------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     787,459    1,776,900    22,882,666    24,313,298
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (93,549)    (547,168)   (7,949,747)   (6,457,886)
 Redemptions for contract benefits and terminations.........  (1,309,654)  (1,371,903)  (22,214,334)  (18,801,617)
 Contract maintenance charges...............................     (61,097)     (63,149)     (375,162)     (387,874)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (676,841)    (205,320)   (7,656,577)   (1,334,079)
                                                             -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (25)          (6)            5            (5)
                                                             -----------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (918,589)      87,361   (17,949,357)   14,116,026
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   9,801,642    9,714,281   220,562,922   206,446,896
                                                             -----------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 8,883,053  $ 9,801,642  $202,613,565  $220,562,922
                                                             ===========  ===========  ============  ============

                                                                  AXA GLOBAL EQUITY
                                                                 MANAGED VOLATILITY*
                                                             --------------------------
                                                                 2018          2017
                                                             ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $ (1,006,250) $   (759,092)
 Net realized gain (loss)...................................   45,457,453    16,333,892
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (95,627,850)   67,124,599
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (51,176,647)   82,699,399
                                                             ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   20,032,246    20,628,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................  (12,767,709)  (16,792,956)
 Redemptions for contract benefits and terminations.........  (29,654,825)  (28,836,491)
 Contract maintenance charges...............................     (197,004)     (214,731)
                                                             ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  (22,587,292)  (25,215,202)
                                                             ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --
                                                             ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (73,763,939)   57,484,197
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  406,245,555   348,761,358
                                                             ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $332,481,616  $406,245,555
                                                             ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          AXA INTERNATIONAL
                                                                                            CORE MANAGED
                                                              AXA GROWTH STRATEGY*           VOLATILITY*
                                                             ----------------------  --------------------------
                                                                2018        2017         2018          2017
                                                             ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $      (38) $    5,183  $    718,932  $    647,447
 Net realized gain (loss)...................................     79,665      23,503     3,938,397     5,388,222
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (176,494)    141,180   (32,353,036)   30,381,573
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (96,867)    169,866   (27,695,707)   36,417,242
                                                             ----------  ----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................      6,726       6,500    10,940,217    11,295,744
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................         --          --    (3,673,355)   (6,850,515)
 Redemptions for contract benefits and terminations.........   (143,921)    (17,915)  (13,137,648)  (12,305,220)
 Contract maintenance charges...............................        (13)         --       (87,652)      (96,779)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (137,208)    (11,415)   (5,958,438)   (7,956,770)
                                                             ----------  ----------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................         (8)          4            --            --
                                                             ----------  ----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (234,083)    158,455   (33,654,145)   28,460,472
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,528,380   1,369,925   178,944,059   150,483,587
                                                             ----------  ----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,294,297  $1,528,380  $145,289,914  $178,944,059
                                                             ==========  ==========  ============  ============

                                                                 AXA INTERNATIONAL
                                                                MANAGED VOLATILITY*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    80,635  $   108,370
 Net realized gain (loss)...................................     100,301       18,698
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (2,245,687)   1,970,554
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (2,064,751)   2,097,622
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   1,743,123    1,737,877
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     190,789      523,304
 Redemptions for contract benefits and terminations.........    (826,577)    (802,225)
 Contract maintenance charges...............................      (8,510)      (7,814)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,098,825    1,451,142
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................    (965,926)   3,548,764
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  12,261,216    8,712,452
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $11,295,290  $12,261,216
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                  AXA INTERNATIONAL
                                                                    VALUE MANAGED           AXA LARGE CAP CORE
                                                                     VOLATILITY*            MANAGED VOLATILITY*
                                                             --------------------------  ------------------------
                                                                 2018          2017          2018         2017
                                                             ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    768,344  $  1,174,844  $   (84,153) $   (86,241)
 Net realized gain (loss)...................................    3,214,629     5,026,755    5,045,042    3,883,178
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (36,821,113)   29,985,219   (7,407,438)   2,042,836
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (32,838,140)   36,186,818   (2,446,549)   5,839,773
                                                             ------------  ------------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   10,061,785    10,607,335    1,482,087    1,435,222
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (5,249,871)   (7,756,048)      61,233     (136,938)
 Redemptions for contract benefits and terminations.........  (13,911,637)  (14,367,191)  (2,887,363)  (2,820,505)
 Contract maintenance charges...............................      (91,852)     (102,919)     (16,668)     (18,711)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (9,191,575)  (11,618,823)  (1,360,711)  (1,540,932)
                                                             ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            --           --            5
                                                             ------------  ------------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (42,029,715)   24,567,995   (3,807,260)   4,298,846
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  194,754,765   170,186,770   33,729,355   29,430,509
                                                             ------------  ------------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $152,725,050  $194,754,765  $29,922,095  $33,729,355
                                                             ============  ============  ===========  ===========

                                                                 AXA LARGE CAP GROWTH
                                                                 MANAGED VOLATILITY*
                                                             ---------------------------
                                                                  2018          2017
                                                             -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $  (6,336,120) $ (5,699,204)
 Net realized gain (loss)...................................   117,814,118    94,834,679
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (138,387,476)   79,277,500
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (26,909,478)  168,412,975
                                                             -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    26,075,022    25,758,944
 Transfers between Variable Investment Options including
   guaranteed interest account, net ........................   (26,559,122)  (24,040,454)
 Redemptions for contract benefits and terminations.........   (53,207,041)  (49,374,217)
 Contract maintenance charges...............................      (367,590)     (379,487)
                                                             -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (54,058,731)  (48,035,214)
                                                             -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................            13            --
                                                             -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (80,968,196)  120,377,761
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   751,883,821   631,506,060
                                                             -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 670,915,625  $751,883,821
                                                             =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                 AXA LARGE CAP VALUE           AXA MID CAP VALUE
                                                                 MANAGED VOLATILITY*          MANAGED VOLATILITY*
                                                             ---------------------------  ---------------------------
                                                                  2018          2017           2018          2017
                                                             -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   9,604,119  $  1,741,083  $    (554,857) $ (1,298,808)
 Net realized gain (loss)...................................    99,652,554    67,834,636     74,725,123    71,076,833
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (200,567,880)   31,025,467   (144,651,271)  (17,164,373)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (91,311,207)  100,601,186    (70,481,005)   52,613,652
                                                             -------------  ------------  -------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    27,313,942    28,496,056     19,011,601    19,703,289
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   (23,740,687)  (27,610,091)   (16,838,888)  (15,554,663)
 Redemptions for contract benefits and terminations.........   (69,251,905)  (66,058,298)   (39,384,341)  (38,257,554)
 Contract maintenance charges...............................      (401,191)     (445,812)      (236,788)     (261,461)
 Adjustments to net assets allocated to contracts in payout
   period...................................................       737,230        32,628             --            --
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   (65,342,611)  (65,585,517)   (37,448,416)  (34,370,389)
                                                             -------------  ------------  -------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................      (891,995)      (77,852)             5             9
                                                             -------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (157,545,813)   34,937,817   (107,929,416)   18,243,272
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   886,503,291   851,565,474    523,436,852   505,193,580
                                                             -------------  ------------  -------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 728,957,478  $886,503,291  $ 415,507,436  $523,436,852
                                                             =============  ============  =============  ============

                                                                      AXA MODERATE
                                                                       ALLOCATION*
                                                             ------------------------------
                                                                  2018            2017
                                                             --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   10,041,841  $    5,414,925
 Net realized gain (loss)...................................     64,867,353      59,784,643
 Net change in unrealized appreciation (depreciation) of
   investments..............................................   (165,312,266)     92,682,742
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................    (90,403,072)    157,882,310
                                                             --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................    110,148,996     118,157,787
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (48,379,435)    (54,912,115)
 Redemptions for contract benefits and terminations.........   (145,462,412)   (143,748,445)
 Contract maintenance charges...............................     (1,912,457)     (1,996,730)
 Adjustments to net assets allocated to contracts in payout
   period...................................................        897,108         126,092
                                                             --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (84,708,200)    (82,373,411)
                                                             --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................       (573,249)         11,204
                                                             --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (175,684,521)     75,520,103
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  1,685,487,074   1,609,966,971
                                                             --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $1,509,802,553  $1,685,487,074
                                                             ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                   AXA MODERATE               AXA MODERATE-PLUS
                                                                 GROWTH STRATEGY*                ALLOCATION*
                                                             ------------------------  ------------------------------
                                                                 2018         2017          2018            2017
                                                             -----------  -----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    76,350  $   190,671  $    4,038,198  $    1,750,185
 Net realized gain (loss)...................................   2,857,160    1,640,245      73,696,052      63,993,959
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (7,768,255)   3,972,456    (171,524,919)     79,292,430
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (4,834,745)   5,803,372     (93,790,669)    145,036,574
                                                             -----------  -----------  --------------  --------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................  16,249,680   16,577,204      96,998,296     107,428,337
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (915,173)  (1,397,224)    (39,708,452)    (44,405,492)
 Redemptions for contract benefits and terminations.........  (4,067,251)  (5,330,185)    (88,442,368)    (82,068,840)
 Contract maintenance charges...............................    (155,509)    (145,204)     (1,507,600)     (1,560,096)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................  11,111,747    9,704,591     (32,660,124)    (20,606,091)
                                                             -----------  -----------  --------------  --------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          --           --              19              10
                                                             -----------  -----------  --------------  --------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   6,277,002   15,507,963    (126,450,774)    124,430,493
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  66,166,968   50,659,005   1,211,085,673   1,086,655,180
                                                             -----------  -----------  --------------  --------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $72,443,970  $66,166,968  $1,084,634,899  $1,211,085,673
                                                             ===========  ===========  ==============  ==============

                                                                  AXA/AB DYNAMIC
                                                                 MODERATE GROWTH*
                                                             ------------------------
                                                                 2018         2017
                                                             -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $   (13,157) $     1,890
 Net realized gain (loss)...................................     517,750      517,416
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (1,790,411)   1,397,595
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................  (1,285,818)   1,916,901
                                                             -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   2,432,956    2,834,256
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................    (770,575)    (378,238)
 Redemptions for contract benefits and terminations.........  (2,355,091)  (2,013,053)
 Contract maintenance charges...............................     (24,747)     (27,690)
                                                             -----------  -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    (717,457)     415,275
                                                             -----------  -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          (9)         474
                                                             -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................  (2,003,284)   2,332,650
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................  18,919,292   16,586,642
                                                             -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD......................... $16,916,008  $18,919,292
                                                             ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


                                                                      AXA/CLEARBRIDGE LARGE CAP    AXA/FRANKLIN BALANCED
                                          AXA/AB SMALL CAP GROWTH*             GROWTH*              MANAGED VOLATILITY*
                                         --------------------------  --------------------------  -------------------------
                                             2018          2017          2018          2017          2018          2017
                                         ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (4,823,824) $ (3,735,757) $ (1,802,472) $ (1,888,123) $  1,428,362  $ 1,190,534
 Net realized gain (loss)...............   71,773,915    38,244,202    14,388,819    14,941,549     6,030,416    3,107,150
 Net change in unrealized appreciation
   (depreciation) of investments........  (99,934,897)   36,368,402   (13,579,950)   20,521,865   (12,301,281)   3,361,164
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (32,984,806)   70,876,847      (993,603)   33,575,291    (4,842,503)   7,658,848
                                         ------------  ------------  ------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   18,271,944    15,862,842     5,877,802     6,761,820     6,292,298    6,665,579
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (6,744,774)  (10,027,641)  (11,986,031)  (17,122,597)   (3,491,841)  (1,681,392)
 Redemptions for contract benefits and
   terminations.........................  (32,641,066)  (26,995,018)  (14,740,472)  (15,357,551)   (9,482,913)  (7,947,830)
 Contract maintenance charges...........     (192,474)     (191,140)      (44,779)      (47,704)      (66,487)     (70,191)
 Adjustments to net assets allocated to
   contracts in payout period...........      390,455      (236,579)           --            --            --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (20,915,915)  (21,587,536)  (20,893,480)  (25,766,032)   (6,748,943)  (3,033,834)
                                         ------------  ------------  ------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (307,458)      236,593             5            (4)           --           --
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (54,208,179)   49,525,904   (21,887,078)    7,809,255   (11,591,446)   4,625,014
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  396,904,822   347,378,918   160,793,033   152,983,778    94,200,958   89,575,944
                                         ------------  ------------  ------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $342,696,643  $396,904,822  $138,905,955  $160,793,033  $ 82,609,512  $94,200,958
                                         ============  ============  ============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            AXA/FRANKLIN SMALL            AXA/FRANKLIN
                                             CAP VALUE MANAGED        TEMPLETON ALLOCATION
                                                VOLATILITY*           MANAGED VOLATILITY*        AXA/JANUS ENTERPRISE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (134,877) $  (142,537) $    706,752  $   312,067  $ (4,065,915) $ (3,436,186)
 Net realized gain (loss)...............   3,717,171    3,165,375    18,447,420    4,922,460    17,865,388    33,861,263
 Net change in unrealized appreciation
   (depreciation) of investments........  (6,359,128)  (1,040,102)  (26,381,898)   4,088,986   (22,973,750)   33,099,062
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (2,776,834)   1,982,736    (7,227,726)   9,323,513    (9,174,277)   63,524,139
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,261,871    1,329,576     5,763,747    6,567,417    29,701,726    25,910,514
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (656,442)    (645,635)   (3,054,268)  (1,506,770)   (5,740,378)  (12,265,865)
 Redemptions for contract benefits and
   terminations.........................  (1,489,948)  (1,365,914)   (5,648,447)  (7,499,831)  (21,956,588)  (17,632,885)
 Contract maintenance charges...........     (10,454)     (11,062)      (65,560)     (68,221)     (177,417)     (173,633)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    (894,973)    (693,035)   (3,004,528)  (2,507,405)    1,827,343    (4,161,869)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         246           (5)           --           --        17,502         2,648
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,671,561)   1,289,696   (10,232,254)   6,816,108    (7,329,432)   59,364,918
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  20,920,849   19,631,153    76,395,389   69,579,281   304,348,921   244,984,003
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $17,249,288  $20,920,849  $ 66,163,135  $76,395,389  $297,019,489  $304,348,921
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               AXA/TEMPLETON GLOBAL
                                                     AXA/LOOMIS SAYLES            EQUITY MANAGED
                                                          GROWTH*                  VOLATILITY*         CHARTER/SM /MODERATE*(D)(E)
                                                 -------------------------  -------------------------  ---------------------------
                                                     2018          2017         2018          2017       2018          2017
                                                 ------------  -----------  ------------  -----------    --------      --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................... $ (1,126,880) $  (826,604) $    757,429  $    74,322  $  1,189      $  2,940
 Net realized gain (loss).......................   17,111,611    2,884,338     7,146,337    2,568,360     2,292         2,289
 Net change in unrealized appreciation
   (depreciation) of investments................  (19,594,762)  19,012,710   (14,446,897)   5,945,748   (27,271)        6,922
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from operations....................   (3,610,031)  21,070,444    (6,543,131)   8,588,430   (23,790)       12,151
                                                 ------------  -----------  ------------  -----------    --------      --------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..........    6,159,122    5,696,054     3,824,320    3,889,881   121,181       150,745
 Transfers between Variable Investment Options
   including guaranteed interest account, net...   (1,706,440)   9,664,342    (1,913,282)  (1,431,236)  (72,781)      161,462
 Redemptions for contract benefits and
   terminations.................................   (7,929,094)  (6,132,709)   (3,940,188)  (3,752,794)  (41,014)         (311)
 Contract maintenance charges...................      (28,758)     (25,834)      (44,789)     (45,803)     (133)          (34)
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in net assets
   resulting from contractowners transactions...   (3,505,170)   9,201,853    (2,073,939)  (1,339,952)    7,253       311,862
                                                 ------------  -----------  ------------  -----------    --------      --------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A..........           --            5            --           --        --            10
                                                 ------------  -----------  ------------  -----------    --------      --------

NET INCREASE (DECREASE) IN NET ASSETS...........   (7,115,201)  30,272,302    (8,617,070)   7,248,478   (16,537)      324,023
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.......   91,316,185   61,043,883    51,199,519   43,951,041   324,023            --
                                                 ------------  -----------  ------------  -----------    --------      --------

NET ASSETS -- END OF YEAR OR PERIOD............. $ 84,200,984  $91,316,185  $ 42,582,449  $51,199,519  $307,486      $324,023
                                                 ============  ===========  ============  ===========    ========      ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(d)Units were made available on May 19, 2017.
(e)Charter/SM/ Moderate replaced Charter/SM/ International Moderate due to a fund merger on May 19, 2017.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            CHARTER/SM /MULTI-       CHARTER/SM /SMALL CAP       CHARTER/SM/ SMALL CAP
                                               SECTOR BOND*                 GROWTH*                     VALUE*
                                         ------------------------  -------------------------  --------------------------
                                             2018         2017         2018          2017         2018          2017
                                         -----------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   756,156  $   263,793  $  1,153,636  $   571,408  $   (190,256) $    165,931
 Net realized gain (loss)...............  (1,398,413)  (1,352,809)    6,677,280    3,793,106     8,407,670     8,748,369
 Net change in unrealized appreciation
   (depreciation) of investments........    (818,004)   1,934,670   (10,738,671)   4,529,639   (23,564,739)    1,983,893
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............  (1,460,261)     845,654    (2,907,755)   8,894,153   (15,347,325)   10,898,193
                                         -----------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   4,977,469    5,625,118     2,423,750    2,084,545     4,508,888     4,746,708
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (1,549,187)  (2,159,224)      (61,026)  (1,274,092)   (3,264,487)   (5,529,711)
 Redemptions for contract benefits and
   terminations.........................  (7,665,850)  (8,211,251)   (3,753,173)  (3,109,250)   (9,165,219)   (8,798,598)
 Contract maintenance charges...........     (59,190)     (63,378)      (22,437)     (22,941)      (58,483)      (63,977)
 Adjustments to net assets allocated to
   contracts in payout period...........      21,602       30,572            --           --            --            --
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (4,275,156)  (4,778,163)   (1,412,886)  (2,321,738)   (7,979,301)   (9,645,578)
                                         -----------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (92,603)     (30,571)       (1,029)        (511)       (3,759)       (5,010)
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (5,828,020)  (3,963,080)   (4,321,670)   6,571,904   (23,330,385)    1,247,605
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  83,506,209   87,469,289    47,034,002   40,462,098   118,662,820   117,415,215
                                         -----------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $77,678,189  $83,506,209  $ 42,712,332  $47,034,002  $ 95,332,435  $118,662,820
                                         ===========  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                     EQ/AMERICAN
                                                     CENTURY MID         EQ/BLACKROCK BASIC          EQ/CAPITAL GUARDIAN
                                                   CAP VALUE*(A)(F)        VALUE EQUITY*                  RESEARCH*
                                                   ---------------- ---------------------------  --------------------------
                                                         2018            2018          2017          2018          2017
                                                   ---------------- -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................   $   285,209    $   2,626,800  $  1,135,548  $ (1,671,644) $ (1,107,127)
 Net realized gain (loss).........................      (114,911)     114,266,943    47,019,863    44,107,481    31,022,481
 Net change in unrealized appreciation
   (depreciation) of investments..................    (9,724,062)    (186,267,444)    2,105,178   (54,661,609)   15,313,699
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................    (9,553,764)     (69,373,701)   50,260,589   (12,225,772)   45,229,053
                                                     -----------    -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     5,089,424       59,914,505    63,486,481     9,068,612     8,380,905
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    86,347,665      (27,532,883)  (26,609,802)   (6,904,479)   (5,120,694)
 Redemptions for contract benefits and
   terminations...................................    (1,034,364)     (59,207,258)  (54,350,418)  (17,611,618)  (15,867,848)
 Contract maintenance charges.....................       (25,049)        (444,505)     (454,610)      (74,056)      (78,559)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............    90,377,676      (27,270,141)  (17,928,349)  (15,521,541)  (12,686,196)
                                                     -----------    -------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,780           43,216           596            --            --
                                                     -----------    -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............    80,825,692      (96,600,626)   32,332,836   (27,747,313)   32,542,857
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --      791,517,773   759,184,937   226,644,146   194,101,289
                                                     -----------    -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............   $80,825,692    $ 694,917,147  $791,517,773  $198,896,833  $226,644,146
                                                     ===========    =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(f)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                           EQ/CLEARBRIDGE SELECT
                                               EQUITY MANAGED               EQ/COMMON STOCK
                                                VOLATILITY*                     INDEX*                  EQ/CORE BOND INDEX*
                                         -------------------------  ------------------------------  --------------------------
                                             2018          2017          2018            2017           2018          2017
                                         ------------  -----------  --------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    598,477  $   (74,197) $    4,393,528  $    2,916,262  $    763,971  $    396,827
 Net realized gain (loss)...............   13,823,078    3,412,932     263,974,666     125,333,021      (670,503)     (158,872)
 Net change in unrealized appreciation
   (depreciation) of investments........  (17,278,033)     (40,731)   (416,528,514)    277,688,022    (1,226,222)        6,240
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (2,856,478)   3,298,004    (148,160,320)    405,937,305    (1,132,754)      244,195
                                         ------------  -----------  --------------  --------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    1,145,765    1,293,200      56,435,102      54,182,261    11,226,801    11,174,239
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net ...............   (1,205,581)  (1,247,588)    (47,110,915)    (38,238,925)     (800,175)   (1,638,708)
 Redemptions for contract benefits and
   terminations.........................   (2,227,955)  (2,308,454)   (211,845,122)   (192,123,806)  (10,155,055)   (9,886,421)
 Contract maintenance charges...........      (27,702)     (29,551)     (1,016,467)     (1,060,375)      (83,649)      (88,431)
 Adjustments to net assets allocated to
   contracts in payout period...........           --           --       2,454,830        (475,811)           --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (2,315,473)  (2,292,393)   (201,082,572)   (177,716,656)      187,922      (439,321)
                                         ------------  -----------  --------------  --------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --      (2,382,112)      1,557,842            --            --
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (5,171,951)   1,005,611    (351,625,004)    229,778,491      (944,832)     (195,126)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   27,940,475   26,934,864   2,441,885,189   2,212,106,698   114,139,124   114,334,250
                                         ------------  -----------  --------------  --------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 22,768,524  $27,940,475  $2,090,260,185  $2,441,885,189  $113,194,292  $114,139,124
                                         ============  ===========  ==============  ==============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                          EQ/FIDELITY
                                               EQ/EMERGING MARKETS                                    INSTITUTIONAL AM/SM
                                                  EQUITY PLUS*             EQ/EQUITY 500 INDEX*        /LARGE CAP*(A)(G)
                                            ------------------------  ------------------------------  -------------------
                                                2018         2017          2018            2017              2018
                                            -----------  -----------  --------------  --------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............. $    21,465  $    (5,623) $    3,243,990  $    2,973,398     $    (29,087)
 Net realized gain (loss)..................     652,753      889,170     119,125,969      81,304,527         (722,527)
 Net change in unrealized appreciation
   (depreciation) of investments...........  (3,338,002)   1,568,998    (226,237,774)    179,041,314      (50,425,726)
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from operations...............  (2,663,784)   2,452,545    (103,867,815)    263,319,239      (51,177,340)
                                            -----------  -----------  --------------  --------------     ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....   2,969,564    2,338,866     152,332,600     129,018,191       10,389,079
 Transfers between Variable Investment
   Options including guaranteed interest
   account, net............................   1,330,892    3,251,031       8,593,767      22,851,580      440,614,693
 Redemptions for contract benefits and
   terminations............................    (990,059)    (637,739)   (114,043,892)    (99,805,214)      (6,029,920)
 Contract maintenance charges..............      (9,625)      (6,576)       (989,367)       (855,087)         (60,798)
 Adjustments to net assets allocated to
   contracts in payout period..............          --           --         622,694        (315,687)              --
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions............................   3,300,772    4,945,582      46,515,802      50,893,783      444,913,054
                                            -----------  -----------  --------------  --------------     ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in Separate
   Account A...............................         904           --        (919,927)        315,701                5
                                            -----------  -----------  --------------  --------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS......     637,892    7,398,127     (58,271,940)    314,528,723      393,735,719
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..  13,139,890    5,741,763   1,637,429,944   1,322,901,221               --
                                            -----------  -----------  --------------  --------------     ------------

NET ASSETS -- END OF YEAR OR PERIOD........ $13,777,782  $13,139,890  $1,579,158,004  $1,637,429,944     $393,735,719
                                            ===========  ===========  ==============  ==============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(g)EQ/Fidelity Institutional AM/SM/ Large Cap replaced Fidelity(R) VIP Contrafund(R) Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                              EQ/FRANKLIN                             EQ/GOLDMAN
                                                                RISING                               SACHS MID CAP
                                                             DIVIDENDS*(A)   EQ/GLOBAL BOND PLUS*    VALUE*(A)(H)
                                                             ------------- ------------------------  -------------
                                                                 2018          2018         2017         2018
                                                             ------------- -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...............................  $    1,123   $    36,510  $  (652,109)  $   (15,223)
 Net realized gain (loss)...................................        (181)     (888,604)  (1,202,398)      (56,646)
 Net change in unrealized appreciation (depreciation) of
   investments..............................................     (65,283)     (697,937)   3,677,952    (5,216,599)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   operations...............................................     (64,341)   (1,550,031)   1,823,445    (5,288,468)
                                                              ----------   -----------  -----------   -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................     221,674     4,201,689    3,980,533     1,132,922
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................   1,184,759      (727,723)    (374,976)   55,201,043
 Redemptions for contract benefits and terminations.........      (1,455)   (6,146,189)  (5,704,674)     (631,993)
 Contract maintenance charges...............................          --       (30,474)     (33,851)       (6,719)
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................   1,404,978    (2,702,697)  (2,132,968)   55,695,253
                                                              ----------   -----------  -----------   -----------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................          49            --           --         1,791
                                                              ----------   -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS.......................   1,340,686    (4,252,728)    (309,523)   50,408,576
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................          --    53,900,009   54,209,532            --
                                                              ----------   -----------  -----------   -----------

NET ASSETS -- END OF YEAR OR PERIOD.........................  $1,340,686   $49,647,281  $53,900,009   $50,408,576
                                                              ==========   ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(h)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/INTERMEDIATE           EQ/INTERNATIONAL
                                             GOVERNMENT BOND*             EQUITY INDEX*           EQ/INVESCO COMSTOCK*
                                         ------------------------  --------------------------  --------------------------
                                             2018         2017         2018          2017          2018          2017
                                         -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $    (2,839) $  (247,683) $  4,008,521  $  5,041,947  $    317,436  $   (568,930)
 Net realized gain (loss)...............    (115,307)     128,388     3,027,510     1,233,807    10,734,352     4,907,826
 Net change in unrealized appreciation
   (depreciation) of investments........    (147,332)    (375,804)  (69,984,100)   67,009,456   (27,806,770)   14,161,347
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (265,478)    (495,099)  (62,948,069)   73,285,210   (16,754,982)   18,500,243
                                         -----------  -----------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,526,022    2,788,381    18,531,809    18,349,904     8,162,693     7,442,809
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (439,506)  (1,279,507)   (5,518,424)   (6,693,540)   (1,459,585)   (5,480,767)
 Redemptions for contract benefits and
   terminations.........................  (5,316,806)  (5,512,864)  (31,561,686)  (29,025,043)  (10,902,078)   (9,555,866)
 Contract maintenance charges...........     (37,503)     (40,712)     (187,030)     (206,090)      (53,737)      (55,418)
 Adjustments to net assets allocated to
   contracts in payout period...........      31,755       27,055       348,127      (168,793)           --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................  (3,236,038)  (4,017,647)  (18,387,204)  (17,743,562)   (4,252,707)   (7,649,242)
                                         -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................     (11,964)     (29,596)     (216,493)      188,512            --            --
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (3,489,552)  (4,542,342)  (81,551,766)   55,730,160   (21,007,689)   10,851,001
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  53,769,218   58,311,560   401,707,828   345,977,668   128,371,670   117,520,669
                                         -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $50,279,666  $53,769,218  $320,156,062  $401,707,828  $107,363,981  $128,371,670
                                         ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                             EQ/INVESCO    EQ/INVESCO
                                                                             GLOBAL REAL  INTERNATIONAL    EQ/IVY
                                                                            ESTATE*(A)(I) GROWTH*(A)(J) ENERGY*(A)(K)
                                                                            ------------- ------------- -------------
                                                                                2018          2018          2018
                                                                            ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..............................................  $   270,041   $   (25,999) $    (66,788)
 Net realized gain (loss)..................................................       37,100       (52,073)     (575,760)
 Net change in unrealized appreciation (depreciation) of investments.......   (1,588,691)   (4,051,141)  (17,327,646)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from operations...........   (1,281,550)   (4,129,213)  (17,970,194)
                                                                             -----------   -----------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................    2,185,863     2,457,784     1,475,978
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................   85,912,933    77,200,914    54,799,740
 Redemptions for contract benefits and terminations........................   (1,367,880)     (982,235)     (643,261)
 Contract maintenance charges..............................................      (11,965)      (12,578)       (6,298)
                                                                             -----------   -----------  ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................   86,718,951    78,663,885    55,626,159
                                                                             -----------   -----------  ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        2,859         3,688         3,489
                                                                             -----------   -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................   85,440,260    74,538,360    37,659,454
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --            --            --
                                                                             -----------   -----------  ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................  $85,440,260   $74,538,360  $ 37,659,454
                                                                             ===========   ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(i)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
(j)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
(k)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   EQ/IVY MID CAP      EQ/JPMORGAN VALUE          EQ/LARGE CAP GROWTH
                                                   GROWTH*(A)(L)        OPPORTUNITIES*                  INDEX*
                                                   -------------- --------------------------  --------------------------
                                                        2018          2018          2017          2018          2017
                                                   -------------- ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).....................  $   (388,617) $   (245,797) $   (335,896) $ (1,897,769) $ (1,200,645)
 Net realized gain (loss).........................      (199,228)   20,828,375    21,328,202    32,307,674    20,842,004
 Net change in unrealized appreciation
   (depreciation) of investments..................   (14,300,034)  (48,790,083)   (3,075,983)  (40,899,073)   41,220,378
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from operations................................   (14,887,879)  (28,207,505)   17,916,323   (10,489,168)   60,861,737
                                                    ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............     4,863,523    23,594,517    14,867,470    28,084,656    23,752,452
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   161,857,703    19,777,540    25,680,475    (1,331,945)    5,276,821
 Redemptions for contract benefits and
   terminations...................................    (2,323,939)  (11,724,449)   (7,318,050)  (22,160,025)  (16,283,090)
 Contract maintenance charges.....................       (20,800)      (81,098)      (55,483)     (223,107)     (178,823)
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   164,376,487    31,566,510    33,174,412     4,369,579    12,567,360
                                                    ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         1,143            --            --        23,593             4
                                                    ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.............   149,489,751     3,359,005    51,090,735    (6,095,996)   73,429,101
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........            --   143,324,006    92,233,271   287,438,729   214,009,628
                                                    ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD...............  $149,489,751  $146,683,011  $143,324,006  $281,342,733  $287,438,729
                                                    ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(l)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                          EQ/LAZARD
                                                                                          EMERGING
                                                                 EQ/LARGE CAP VALUE        MARKETS       EQ/MFS INTERNATIONAL
                                                                       INDEX*           EQUITY*(A)(M)           GROWTH*
                                                             -------------------------  ------------- --------------------------
                                                                 2018          2017         2018          2018          2017
                                                             ------------  -----------  ------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............................... $    790,181  $   541,745  $   (159,546) $   (492,662) $   (480,885)
 Net realized gain (loss)...................................    6,306,909    6,908,964        32,865    18,490,545     8,061,270
 Net change in unrealized appreciation (depreciation) of
   investments..............................................  (16,515,277)   1,843,359    (2,644,086)  (35,257,217)   25,867,052
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   operations...............................................   (9,418,187)   9,294,068    (2,770,767)  (17,259,334)   33,447,437
                                                             ------------  -----------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners......................   11,810,093   10,015,843     6,577,607    21,924,509    16,837,976
 Transfers between Variable Investment Options including
   guaranteed interest account, net.........................     (899,661)  (1,339,781)  206,609,472     3,867,808     5,840,966
 Redemptions for contract benefits and terminations.........   (6,196,636)  (5,963,277)   (2,638,966)  (11,215,178)   (8,301,576)
 Contract maintenance charges...............................      (73,249)     (64,578)      (30,696)     (124,049)     (105,833)
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets resulting from
   contractowners transactions..............................    4,640,547    2,648,207   210,517,417    14,453,090    14,271,533
                                                             ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account A..........................           --            7             7            --            --
                                                             ------------  -----------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS.......................   (4,777,640)  11,942,282   207,746,657    (2,806,244)   47,718,970
NET ASSETS -- BEGINNING OF YEAR OR PERIOD...................   90,361,785   78,419,503            --   152,195,945   104,476,975
                                                             ------------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD......................... $ 85,584,145  $90,361,785  $207,746,657  $149,389,701  $152,195,945
                                                             ============  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(m)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               EQ/MFS
                                                                            INTERNATIONAL      EQ/MFS       EQ/MFS UTILITIES
                                                                            VALUE*(A)(N)  TECHNOLOGY*(A)(O)  SERIES*(A)(P)
                                                                            ------------- ----------------- ----------------
                                                                                2018            2018              2018
                                                                            ------------- ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss).............................................. $ (1,159,296)   $   (410,657)     $    277,064
 Net realized gain (loss)..................................................     (223,258)       (608,223)          (66,087)
 Net change in unrealized appreciation (depreciation) of investments.......  (20,109,335)    (17,211,489)       (4,285,066)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from operations...........  (21,491,889)    (18,230,369)       (4,074,089)
                                                                            ------------    ------------      ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners.....................................   17,105,603       5,913,581         2,548,330
 Transfers between Variable Investment Options including guaranteed
   interest account, net...................................................  464,491,046     169,301,791       113,099,756
 Redemptions for contract benefits and terminations........................   (5,719,416)     (1,862,825)       (1,754,911)
 Contract maintenance charges..............................................      (77,490)        (23,021)          (15,257)
                                                                            ------------    ------------      ------------

 Net increase (decrease) in net assets resulting from contractowners
   transactions............................................................  475,799,743     173,329,526       113,877,918
                                                                            ------------    ------------      ------------

 Net increase (decrease) in amount retained by AXA Equitable in Separate
   Account A...............................................................        7,754               6             1,383
                                                                            ------------    ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS......................................  454,315,608     155,099,163       109,805,212
NET ASSETS -- BEGINNING OF YEAR OR PERIOD..................................           --              --                --
                                                                            ------------    ------------      ------------

NET ASSETS -- END OF YEAR OR PERIOD........................................ $454,315,608    $155,099,163      $109,805,212
                                                                            ============    ============      ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)Units were made available on October 22, 2018.
(n)EQ/MFS International Value replaced MFS(R) International Value Portfolio due to a fund substitution on October 22, 2018.
(o)EQ/MFS Technology replaced MFS(R) Technology Portfolio due to a fund substitution on October 22, 2018.
(p)EQ/MFS Utility Series replaced MFS(R) Utility Series due to a fund substitution on October 22, 2018.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                                                        EQ/OPPENHEIMER
                                              EQ/MID CAP INDEX*            EQ/MONEY MARKET*                 GLOBAL*
                                         ---------------------------  --------------------------  --------------------------
                                              2018          2017          2018          2017          2018          2017
                                         -------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (1,186,416) $ (1,898,126) $    128,764  $   (544,021) $ (1,638,486) $   (982,511)
 Net realized gain (loss)...............    89,024,847    95,840,615         1,170          (880)   13,815,511     6,904,859
 Net change in unrealized appreciation
   (depreciation) of investments........  (175,210,975)  (12,688,435)        2,056         3,046   (40,603,490)   36,719,195
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (87,372,544)   81,254,054       131,990      (541,855)  (28,426,465)   42,641,543
                                         -------------  ------------  ------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    64,026,707    57,965,631    64,029,379    61,617,069    25,459,235    18,183,866
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (5,157,708)    8,309,255   (46,034,985)  (55,187,150)    5,952,625     3,403,099
 Redemptions for contract benefits and
   terminations.........................   (45,350,056)  (38,236,089)  (13,583,035)  (12,867,938)  (12,883,440)   (9,467,953)
 Contract maintenance charges...........      (376,101)     (332,065)      (87,663)      (87,466)     (128,093)     (108,091)
 Adjustments to net assets allocated to
   contracts in payout period...........            --            --        19,295        60,759            --            --
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................    13,142,842    27,706,732     4,342,991    (6,464,726)   18,400,327    12,010,921
                                         -------------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................         5,736            --      (246,353)      (75,993)        1,138         1,351
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...   (74,223,966)  108,960,786     4,228,628    (7,082,574)  (10,025,000)   54,653,815
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   671,403,786   562,443,000    69,731,163    76,813,737   177,866,357   123,212,542
                                         -------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 597,179,820  $671,403,786  $ 73,959,791  $ 69,731,163  $167,841,357  $177,866,357
                                         =============  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                        EQ/PIMCO GLOBAL        EQ/PIMCO ULTRA SHORT
                                                        REAL RETURN*(Q)                BOND*             EQ/QUALITY BOND PLUS*
                                                   ------------------------  ------------------------  ------------------------
                                                       2018         2017         2018         2017         2018         2017
                                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   516,193  $    64,369  $   551,291  $     7,952  $   303,636  $   (80,965)
 Net realized gain (loss).........................      91,701       33,473       46,442       16,290     (849,865)    (588,839)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,536,910)     449,549     (817,647)     499,820     (422,620)     792,327
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................    (929,016)     547,391     (219,914)     524,062     (968,849)     122,523
                                                   -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   6,704,911    6,482,529    6,145,379    7,360,897    4,382,021    4,507,797
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....     642,022    5,868,389      486,601   (2,795,065)  (1,929,904)  (2,154,953)
 Redemptions for contract benefits and
   terminations...................................  (3,051,505)  (2,610,384)  (9,144,338)  (7,898,390)  (6,979,178)  (7,496,506)
 Contract maintenance charges.....................     (25,218)     (19,891)     (50,104)     (54,709)     (49,517)     (57,208)
 Adjustments to net assets allocated to contracts
   in payout period...............................          --           --           --           --       40,370      104,012
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   4,270,210    9,720,643   (2,562,462)  (3,387,267)  (4,536,208)  (5,096,858)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          43          217            5           --     (110,370)    (104,008)
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   3,341,237   10,268,251   (2,782,371)  (2,863,205)  (5,615,427)  (5,078,343)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  35,233,676   24,965,425   80,893,182   83,756,387   79,948,007   85,026,350
                                                   -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $38,574,913  $35,233,676  $78,110,811  $80,893,182  $74,332,580  $79,948,007
                                                   ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(q)EQ/PIMCO Global Real Return replaced Charter/SM/ Real Assets due to a fund merger on May 19, 2017.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                              EQ/SMALL COMPANY             EQ/T. ROWE PRICE            EQ/UBS GROWTH &
                                                   INDEX*                   GROWTH STOCK*                  INCOME*
                                         --------------------------  ---------------------------  -------------------------
                                             2018          2017           2018          2017          2018          2017
                                         ------------  ------------  -------------  ------------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (983,139) $   (555,579) $  (8,498,394) $ (6,536,489) $   (390,296) $  (382,117)
 Net realized gain (loss)...............   34,004,815    31,484,448     98,494,576    83,047,197     4,827,892    3,097,873
 Net change in unrealized appreciation
   (depreciation) of investments........  (71,723,231)    4,003,930   (112,379,659)   62,254,757   (10,136,559)   4,164,317
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (38,701,555)   34,932,799    (22,383,477)  138,765,465    (5,698,963)   6,880,073
                                         ------------  ------------  -------------  ------------  ------------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   25,354,001    22,542,983     81,068,774    58,267,554     2,620,554    2,858,975
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (3,239,886)   (1,761,308)    16,538,234    13,997,903    (2,626,528)   1,477,529
 Redemptions for contract benefits and
   terminations.........................  (22,001,351)  (20,401,634)   (42,838,275)  (31,512,980)   (2,891,951)  (3,025,574)
 Contract maintenance charges...........     (157,868)     (148,160)      (387,652)     (326,164)      (16,207)     (16,935)
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................      (45,104)      231,881     54,381,081    40,426,313    (2,914,132)   1,293,995
                                         ------------  ------------  -------------  ------------  ------------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --            --          1,519        11,968            --           --
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...  (38,746,659)   35,164,680     31,999,123   179,203,746    (8,613,095)   8,174,068
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  312,768,586   277,603,906    606,686,723   427,482,977    42,338,259   34,164,191
                                         ------------  ------------  -------------  ------------  ------------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $274,021,927  $312,768,586  $ 638,685,846  $606,686,723  $ 33,725,164  $42,338,259
                                         ============  ============  =============  ============  ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                   FIDELITY(R)/ /VIP EQUITY- FIDELITY(R)/ /VIP MID CAP  INVESCO V.I. DIVERSIFIED
                                                       INCOME PORTFOLIO              PORTFOLIO                DIVIDEND FUND
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   129,840  $    50,096  $   (454,798) $  (315,657) $   562,296  $   199,213
 Net realized gain (loss).........................     450,631      187,293     4,696,747    1,942,872    2,644,165    2,263,923
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,857,002)   1,008,541   (13,889,386)   6,563,487   (7,702,035)     167,133
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,276,531)   1,245,930    (9,647,437)   8,190,702   (4,495,574)   2,630,269
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   1,959,717    2,008,081    11,212,641    9,265,269   12,691,789   13,689,845
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....    (287,581)    (322,903)   (1,101,976)  (1,009,509)  (3,270,119)   2,268,593
 Redemptions for contract benefits and
   terminations...................................    (716,603)    (602,492)   (2,726,788)  (1,968,862)  (2,452,982)  (1,555,814)
 Contract maintenance charges.....................     (13,645)     (13,290)      (63,055)     (56,992)     (58,509)     (43,745)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............     941,888    1,069,396     7,320,822    6,229,906    6,910,179   14,358,879
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............          --           --           636           --        5,920           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............    (334,643)   2,315,326    (2,325,979)  14,420,608    2,420,525   16,989,148
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  12,643,145   10,327,819    54,047,933   39,627,325   45,760,425   28,771,277
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $12,308,502  $12,643,145  $ 51,721,954  $54,047,933  $48,180,950  $45,760,425
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          INVESCO V.I. HIGH YIELD    INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                                   FUND                CORE EQUITY FUND             EQUITY FUND
                                         ------------------------  ------------------------  ------------------------
                                             2018         2017         2018         2017         2018         2017
                                         -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 1,558,471  $ 1,061,218  $  (249,312) $  (186,501) $  (133,285) $  (123,092)
 Net realized gain (loss)...............    (460,676)    (304,406)   2,853,781      271,905      484,191      (26,150)
 Net change in unrealized appreciation
   (depreciation) of investments........  (3,103,631)     977,073   (5,481,418)   2,430,266   (2,044,733)   1,315,498
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............  (2,005,836)   1,733,885   (2,876,949)   2,515,670   (1,693,827)   1,166,256
                                         -----------  -----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   6,711,916    6,547,573    2,731,729    2,697,251    1,100,704    1,059,933
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................  (2,140,484)   1,322,856     (214,846)     530,188     (244,127)    (391,343)
 Redemptions for contract benefits and
   terminations.........................  (3,408,973)  (2,430,150)  (1,998,438)  (1,899,858)    (965,443)    (723,038)
 Contract maintenance charges...........     (29,445)     (25,579)     (12,541)     (11,949)      (5,656)      (5,493)
                                         -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,133,014    5,414,700      505,904    1,315,632     (114,522)     (59,941)
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    (872,822)   7,148,585   (2,371,045)   3,831,302   (1,808,349)   1,106,315
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  41,199,544   34,050,959   22,184,292   18,352,990   10,643,562    9,537,247
                                         -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $40,326,722  $41,199,544  $19,813,247  $22,184,292  $ 8,835,213  $10,643,562
                                         ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                         IVY VIP SMALL CAP      MFS(R)/ /INVESTORS TRUST
                                             IVY VIP HIGH INCOME               GROWTH                    SERIES
                                         --------------------------  -------------------------  ------------------------
                                             2018          2017          2018          2017         2018         2017
                                         ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ 12,181,964  $  9,060,737  $   (273,357) $  (277,346) $  (147,090) $  (102,475)
 Net realized gain (loss)...............   (4,716,660)   (3,849,120)   10,694,137      117,903    1,045,467      577,676
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,678,262)    5,764,827   (12,791,904)   4,530,743   (2,141,705)   2,473,320
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............   (8,212,958)   10,976,444    (2,371,124)   4,371,300   (1,243,328)   2,948,521
                                         ------------  ------------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   37,318,234    34,311,061     4,918,104    3,355,219    2,405,101    1,954,384
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (2,291,911)    6,774,035     4,244,810       50,841     (392,364)     686,653
 Redemptions for contract benefits and
   terminations.........................  (20,590,798)  (15,861,297)   (1,851,002)  (1,267,429)  (1,686,148)  (1,231,275)
 Contract maintenance charges...........     (156,991)     (135,567)      (20,645)     (16,911)      (8,890)      (7,702)
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   14,278,534    25,088,232     7,291,267    2,121,720      317,699    1,402,060
                                         ------------  ------------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          717           962            --            6           --          254
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...    6,066,293    36,065,638     4,920,143    6,493,026     (925,629)   4,350,835
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  231,112,341   195,046,703    25,845,704   19,352,678   17,704,011   13,353,176
                                         ------------  ------------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $237,178,634  $231,112,341  $ 30,765,847  $25,845,704  $16,778,382  $17,704,011
                                         ============  ============  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                          MFS(R)/ /MASSACHUSETTS
                                             INVESTORS GROWTH              MULTIMANAGER              MULTIMANAGER CORE
                                              STOCK PORTFOLIO           AGGRESSIVE EQUITY*                 BOND*
                                         ------------------------  ---------------------------  --------------------------
                                             2018         2017          2018          2017          2018          2017
                                         -----------  -----------  -------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $  (167,314) $  (124,087) $  (5,242,105) $ (4,497,565) $  1,575,509  $    984,023
 Net realized gain (loss)...............   1,400,185      606,598    120,272,450    38,856,445    (1,316,775)   (1,203,565)
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,370,533)   3,123,468   (116,807,236)  121,032,580    (2,143,913)    2,220,148
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............    (137,662)   3,605,979     (1,776,891)  155,391,460    (1,885,179)    2,000,606
                                         -----------  -----------  -------------  ------------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   2,459,589    2,113,367     11,168,515     9,423,534     8,214,181     9,582,342
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................     (77,563)    (483,795)   (11,156,559)  (15,403,935)   (3,026,783)   (3,634,337)
 Redemptions for contract benefits and
   terminations.........................  (1,327,765)  (1,450,463)   (63,181,462)  (50,472,611)  (12,893,655)  (11,285,722)
 Contract maintenance charges...........     (12,183)     (10,393)      (363,839)     (372,113)      (67,744)      (74,599)
 Adjustments to net assets allocated to
   contracts in payout period...........          --           --        121,693      (128,998)           --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   1,042,078      168,716    (63,411,652)  (56,954,123)   (7,774,001)   (5,412,316)
                                         -----------  -----------  -------------  ------------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --           --        309,088        57,558            --            --
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...     904,416    3,774,695    (64,879,455)   98,494,895    (9,659,180)   (3,411,710)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................  17,383,574   13,608,879    654,997,762   556,502,867   113,125,233   116,536,943
                                         -----------  -----------  -------------  ------------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $18,287,990  $17,383,574  $ 590,118,307  $654,997,762  $103,466,053  $113,125,233
                                         ===========  ===========  =============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                            MULTIMANAGER MID CAP       MULTIMANAGER MID CAP           MULTIMANAGER
                                                  GROWTH*                     VALUE*                   TECHNOLOGY*
                                         -------------------------  -------------------------  --------------------------
                                             2018          2017         2018          2017         2018          2017
                                         ------------  -----------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $ (1,109,982) $  (967,317) $   (288,817) $  (287,707) $ (2,438,553) $ (2,205,170)
 Net realized gain (loss)...............   11,743,746    5,758,467     7,981,393    3,339,589    37,144,198    29,077,058
 Net change in unrealized appreciation
   (depreciation) of investments........  (15,777,013)  11,959,727   (14,864,089)   1,185,354   (32,677,736)   26,103,108
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from operations............   (5,143,249)  16,750,877    (7,171,513)   4,237,236     2,027,909    52,974,996
                                         ------------  -----------  ------------  -----------  ------------  ------------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..    3,086,063    2,672,503     1,882,294    1,949,479     9,541,814     7,646,434
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................   (1,181,466)  (1,702,051)   (1,249,369)  (2,245,208)    2,720,108      (270,266)
 Redemptions for contract benefits and
   terminations.........................   (6,857,472)  (5,246,028)   (5,279,005)  (4,763,981)  (15,088,740)  (13,097,270)
 Contract maintenance charges...........      (36,524)     (35,973)      (25,302)     (28,269)      (97,216)      (88,755)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................   (4,989,399)  (4,311,549)   (4,671,382)  (5,087,979)   (2,924,034)   (5,809,857)
                                         ------------  -----------  ------------  -----------  ------------  ------------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................           --           --            (5)          --            (6)            5
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS...  (10,132,648)  12,439,328   (11,842,900)    (850,743)     (896,131)   47,165,144
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   82,009,804   69,570,476    56,351,337   57,202,080   192,076,319   144,911,175
                                         ------------  -----------  ------------  -----------  ------------  ------------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 71,877,156  $82,009,804  $ 44,508,437  $56,351,337  $191,180,188  $192,076,319
                                         ============  ===========  ============  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                           PIMCO
                                             OPPENHEIMER MAIN      COMMODITYREALRETURN(R)         TARGET 2015
                                            STREET FUND(R)/VA        STRATEGY PORTFOLIO           ALLOCATION*
                                         -----------------------  -----------------------  ------------------------
                                             2018        2017         2018        2017         2018         2017
                                         -----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........... $   (13,352) $   (2,256) $    65,470  $  727,500  $    66,717  $    19,498
 Net realized gain (loss)...............     529,895      88,353     (828,778)   (788,660)   1,159,553      155,739
 Net change in unrealized appreciation
   (depreciation) of investments........  (1,140,842)    636,464     (574,450)    166,484   (2,208,330)   1,918,389
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from operations............    (624,299)    722,561   (1,337,758)    105,324     (982,060)   2,093,626
                                         -----------  ----------  -----------  ----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners..   1,367,054   1,410,314    1,478,562   1,538,663    2,346,437    3,177,324
 Transfers between Variable Investment
   Options including guaranteed
   interest account, net................    (206,049)    169,649     (153,023)    (27,152)  (2,035,082)  (1,902,491)
 Redemptions for contract benefits and
   terminations.........................    (427,443)   (264,647)    (620,212)   (401,056)  (4,295,718)  (4,427,691)
 Contract maintenance charges...........      (7,414)     (5,806)      (6,721)     (6,680)     (11,102)     (11,823)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets
   resulting from contractowners
   transactions.........................     726,148   1,309,510      698,606   1,103,775   (3,995,465)  (3,164,681)
                                         -----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account A...................          --          --           --          --       15,733           --
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS...     101,849   2,032,071     (639,152)  1,209,099   (4,961,792)  (1,071,055)
NET ASSETS -- BEGINNING OF YEAR OR
 PERIOD.................................   6,219,410   4,187,339    8,224,772   7,015,673   21,215,321   22,286,376
                                         -----------  ----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD..... $ 6,321,259  $6,219,410  $ 7,585,620  $8,224,772  $16,253,529  $21,215,321
                                         ===========  ==========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                          TARGET 2025                                          TARGET 2045
                                                          ALLOCATION*         TARGET 2035 ALLOCATION*          ALLOCATION*
                                                   ------------------------  -------------------------  ------------------------
                                                       2018         2017         2018          2017         2018         2017
                                                   -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $   342,120  $   222,939  $    313,762  $   206,312  $   234,617  $   176,870
 Net realized gain (loss).........................   3,477,179    1,655,436     3,064,681    1,598,377    2,286,472    1,473,053
 Net change in unrealized appreciation
   (depreciation) of investments..................  (9,540,120)   7,225,526   (10,812,385)   8,896,114   (9,522,936)   8,565,358
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (5,720,821)   9,103,901    (7,433,942)  10,700,803   (7,001,847)  10,215,281
                                                   -----------  -----------  ------------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............  10,183,684   12,827,720    13,385,574   12,811,336   11,533,967   10,555,810
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....  (1,940,975)   1,659,871       118,427        3,419     (816,190)    (685,547)
 Redemptions for contract benefits and
   terminations...................................  (7,092,092)  (5,815,647)   (3,857,130)  (3,133,152)  (3,053,954)  (2,641,530)
 Contract maintenance charges.....................     (47,455)     (47,255)      (80,018)     (74,516)    (105,728)     (99,301)
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   1,103,162    8,624,689     9,566,853    9,607,087    7,558,095    7,129,432
                                                   -----------  -----------  ------------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............      (6,639)       6,641             5           (4)          --           --
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............  (4,624,298)  17,735,231     2,132,916   20,307,886      556,248   17,344,713
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........  77,900,978   60,165,747    81,007,872   60,699,986   69,513,404   52,168,691
                                                   -----------  -----------  ------------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $73,276,680  $77,900,978  $ 83,140,788  $81,007,872  $70,069,652  $69,513,404
                                                   ===========  ===========  ============  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                         TARGET 2055          TEMPLETON GLOBAL BOND    VANECK VIP GLOBAL HARD
                                                         ALLOCATION*                VIP FUND                 ASSETS FUND
                                                   -----------------------  ------------------------  ------------------------
                                                       2018        2017         2018         2017         2018         2017
                                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)..................... $    84,944  $   44,007  $  (796,140) $  (719,171) $  (287,738) $  (288,786)
 Net realized gain (loss).........................     261,076     101,657   (1,205,061)    (715,478)      (3,572)    (182,265)
 Net change in unrealized appreciation
   (depreciation) of investments..................  (1,805,624)    859,437    2,506,650    1,737,902   (6,941,302)    (370,049)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from operations................................  (1,459,604)  1,005,101      505,449      303,253   (7,232,612)    (841,100)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

FROM CONTRACTOWNERS TRANSACTIONS:
 Payments received from contractowners............   5,474,701   3,396,069   12,712,639   12,723,430    2,593,432    2,797,284
 Transfers between Variable Investment Options
   including guaranteed interest account, net.....   1,875,822     650,859   (3,307,022)  (1,917,196)    (315,186)  (1,301,139)
 Redemptions for contract benefits and
   terminations...................................    (581,561)   (165,228)  (5,359,280)  (3,556,907)  (1,854,969)  (2,124,384)
 Contract maintenance charges.....................     (33,716)    (19,404)     (65,032)     (64,445)     (10,203)     (10,418)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets resulting
   from contractowners transactions...............   6,735,246   3,862,296    3,981,305    7,184,882      413,074     (638,657)
                                                   -----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account A............         334         100           --           --        1,180          477
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS.............   5,275,976   4,867,497    4,486,754    7,488,135   (6,818,358)  (1,479,280)
NET ASSETS -- BEGINNING OF YEAR OR PERIOD.........   8,093,476   3,225,979   64,165,090   56,676,955   24,338,293   25,817,573
                                                   -----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF YEAR OR PERIOD............... $13,369,452  $8,093,476  $68,651,844  $64,165,090  $17,519,935  $24,338,293
                                                   ===========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017


The change in units outstanding for the years or periods ended December 31, 2018 and 2017 were as follows:

                                                                           2018                        2017
                                                                --------------------------  --------------------------
                                                                                    NET                         NET
                                                                 UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                  SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                  ------------- ------- -------- ---------- ------- -------- ----------

1290 VT CONVERTIBLE SECURITIES...................       B          --       --       --        --       --        --

1290 VT DOUBLELINE DYNAMIC ALLOCATION............       B          22      (23)      (1)       33      (10)       23

1290 VT DOUBLELINE OPPORTUNISTIC BOND............       B          43      (16)      27        42       (7)       35

1290 VT EQUITY INCOME............................       B          48      (82)     (34)       58      (83)      (25)

1290 VT GAMCO MERGERS & ACQUISITIONS.............       B          16      (19)      (3)       13      (22)       (9)

1290 VT GAMCO SMALL COMPANY VALUE................       B         439     (334)     105       462     (357)      105

1290 VT HIGH YIELD BOND..........................       B          52      (32)      20        49      (14)       35

1290 VT MICRO CAP................................       B           2       --        2        --       --        --

1290 VT SMALL CAP VALUE..........................       B          18       (4)      14        13       (2)       11

1290 VT SMARTBETA EQUITY.........................       B          14       (1)      13         8       (1)        7

1290 VT SOCIALLY RESPONSIBLE.....................       B          37      (39)      (2)       44      (43)        1

ALL ASSET GROWTH-ALT 20..........................       B          67      (71)      (4)      165      (69)       96

AMERICAN FUNDS INSURANCE SERIES(R) BOND FUND/SM/.    CLASS 4      127      (92)      35       149      (78)       71

AXA 400 MANAGED VOLATILITY.......................       B          21      (16)       5        39      (26)       13

AXA 500 MANAGED VOLATILITY.......................       B          35      (26)       9        40      (24)       16

AXA 2000 MANAGED VOLATILITY......................       B          17      (11)       6        24      (18)        6

AXA AGGRESSIVE ALLOCATION........................       B         368     (384)     (16)      386     (391)       (5)

AXA BALANCED STRATEGY............................       A           1       (1)      --        --       --        --
AXA BALANCED STRATEGY............................       B          65      (99)     (34)       78      (89)      (11)

AXA CONSERVATIVE ALLOCATION......................       B          98     (147)     (49)      102     (180)      (78)

AXA CONSERVATIVE GROWTH STRATEGY.................       B          53      (36)      17        49      (30)       19

AXA CONSERVATIVE STRATEGY........................       B          14      (20)      (6)       20      (21)       (1)

AXA CONSERVATIVE-PLUS ALLOCATION.................       B         169     (222)     (53)      191     (200)       (9)

AXA GLOBAL EQUITY MANAGED VOLATILITY.............       B          84     (169)     (85)       98     (199)     (101)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                        2017
                                                                    --------------------------  --------------------------
                                                                                        NET                         NET
                                                                     UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                    ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                      SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                      ------------- ------- -------- ---------- ------- -------- ----------

AXA GROWTH STRATEGY..................................       A          --        (1)      (1)      --        --       --

AXA INTERNATIONAL CORE MANAGED VOLATILITY............       B         110      (155)     (45)     119      (181)     (62)

AXA INTERNATIONAL MANAGED VOLATILITY.................       B          24       (14)      10       29       (18)      11

AXA INTERNATIONAL VALUE MANAGED VOLATILITY...........       B          88      (148)     (60)      95      (179)     (84)

AXA LARGE CAP CORE MANAGED VOLATILITY................       B          19       (25)      (6)      23       (32)      (9)

AXA LARGE CAP GROWTH MANAGED VOLATILITY..............       B         114      (275)    (161)     135      (307)    (172)

AXA LARGE CAP VALUE MANAGED VOLATILITY...............       A         172      (484)    (312)     186      (511)    (325)
AXA LARGE CAP VALUE MANAGED VOLATILITY...............       B          20       (54)     (34)      23       (70)     (47)

AXA MID CAP VALUE MANAGED VOLATILITY.................       B          89      (217)    (128)      98      (222)    (124)

AXA MODERATE ALLOCATION..............................       A         501    (1,329)    (828)     606    (1,480)    (874)
AXA MODERATE ALLOCATION..............................       B         374      (396)     (22)     431      (437)      (6)

AXA MODERATE GROWTH STRATEGY.........................       B         143       (68)      75      146       (74)      72

AXA MODERATE-PLUS ALLOCATION.........................       B         552      (724)    (172)     641      (768)    (127)

AXA/AB DYNAMIC MODERATE GROWTH.......................       B          22       (30)      (8)      29       (25)       4

AXA/AB SMALL CAP GROWTH..............................       A          56      (111)     (55)      47      (105)     (58)
AXA/AB SMALL CAP GROWTH..............................       B          57       (46)      11       41       (37)       4

AXA/CLEARBRIDGE LARGE CAP GROWTH.....................       B          45      (136)     (91)      54      (188)    (134)

AXA/FRANKLIN BALANCED MANAGED VOLATILITY.............       B          61      (110)     (49)      82      (102)     (20)

AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY......       B          16       (21)      (5)      18       (22)      (4)

AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY.       B          53       (78)     (25)      72       (92)     (20)

AXA/JANUS ENTERPRISE.................................       B         185      (169)      16      176      (191)     (15)

AXA/LOOMIS SAYLES GROWTH.............................       B          63       (75)     (12)      96       (57)      39

AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY.......       B          34       (50)     (16)      41       (52)     (11)

CHARTER/SM/ MODERATE.................................       B           1        (2)      (1)       3        --        3

CHARTER/SM/ MULTI-SECTOR BOND........................       A          27       (51)     (24)      32       (58)     (26)
CHARTER/SM/ MULTI-SECTOR BOND........................       B          31       (34)      (3)      35       (41)      (6)

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                          2018                        2017
                                                               --------------------------  --------------------------
                                                                                   NET                         NET
                                                                UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                               ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                 SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                 ------------- ------- -------- ---------- ------- -------- ----------

CHARTER/SM/ SMALL CAP GROWTH....................       B           36     (41)       (5)      33      (46)      (13)

CHARTER/SM/ SMALL CAP VALUE.....................       B           22     (53)      (31)      33      (68)      (35)

EQ/AMERICAN CENTURY MID CAP VALUE...............       B          424     (11)      413       --       --        --

EQ/BLACKROCK BASIC VALUE EQUITY.................       B          246    (314)      (68)     294     (345)      (51)

EQ/CAPITAL GUARDIAN RESEARCH....................       B           53    (105)      (52)      66     (113)      (47)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY.       B            9     (24)      (15)      13      (27)      (14)

EQ/COMMON STOCK INDEX...........................       A          141    (454)     (313)     147     (458)     (311)
EQ/COMMON STOCK INDEX...........................       B          123    (107)       16      137     (101)       36

EQ/CORE BOND INDEX..............................       B          156    (155)        1      165     (173)       (8)

EQ/EMERGING MARKETS EQUITY PLUS.................       B           85     (54)       31       98      (45)       53

EQ/EQUITY 500 INDEX.............................       A          221    (269)      (48)     245     (277)      (32)
EQ/EQUITY 500 INDEX.............................       B          574    (241)      333      544     (195)      349

EQ/FIDELITY INSTITUTIONAL AM/SM/ LARGE CAP......       B        2,028     (58)    1,970       --       --        --

EQ/FRANKLIN RISING DIVIDENDS....................       B           15      --        15       --       --        --

EQ/GLOBAL BOND PLUS.............................       B           66     (89)      (23)      66      (86)      (20)

EQ/GOLDMAN SACHS MID CAP VALUE..................       B          343      (9)      334       --       --        --

EQ/INTERMEDIATE GOVERNMENT BOND.................       A           27     (38)      (11)      22      (37)      (15)
EQ/INTERMEDIATE GOVERNMENT BOND.................       B           11     (22)      (11)      12      (22)      (10)

EQ/INTERNATIONAL EQUITY INDEX...................       A          161    (271)     (110)     173     (275)     (102)
EQ/INTERNATIONAL EQUITY INDEX...................       B           37     (51)      (14)      38      (54)      (16)

EQ/INVESCO COMSTOCK.............................       B           69     (91)      (22)      58     (102)      (44)

EQ/INVESCO GLOBAL REAL ESTATE...................       B          598     (20)      578       --       --        --

EQ/INVESCO INTERNATIONAL GROWTH.................       B          635     (18)      617       --       --        --

EQ/IVY ENERGY...................................       B          566     (26)      540       --       --        --

EQ/IVY MID CAP GROWTH...........................       B          929     (28)      901       --       --        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                               2018                         2017
                                                                   ---------------------------  ---------------------------
                                                                                        NET                          NET
                                                                    UNITS   UNITS     INCREASE   UNITS   UNITS     INCREASE
                                                                   ISSUED  REDEEMED  (DECREASE) ISSUED  REDEEMED  (DECREASE)
                                                    SHARE CLASS**  (000'S) (000'S)    (000'S)   (000'S) (000'S)    (000'S)
                                                   --------------- ------- --------  ---------- ------- --------  ----------

EQ/JPMORGAN VALUE OPPORTUNITIES...................        B            235     (104)     131        219      (71)    148

EQ/LARGE CAP GROWTH INDEX.........................        B            282     (262)      20        291     (213)     78

EQ/LARGE CAP VALUE INDEX..........................        B            153     (112)      41        152     (129)     23

EQ/LAZARD EMERGING MARKETS EQUITY.................        B          2,182      (55)   2,127         --       --      --

EQ/MFS INTERNATIONAL GROWTH.......................        B            175     (109)      66        173      (98)     75

EQ/MFS INTERNATIONAL VALUE........................        B          2,554      (61)   2,493         --       --      --

EQ/MFS TECHNOLOGY.................................        B            520      (23)     497         --       --      --

EQ/MFS UTILITIES SERIES...........................        B            635      (20)     615         --       --      --

EQ/MID CAP INDEX..................................        B            382     (326)      56        453     (318)    135

EQ/MONEY MARKET...................................        A         25,996  (25,995)       1     24,126  (24,115)     11
EQ/MONEY MARKET...................................        B        227,353 (227,066)     287    194,929 (194,307)    622

EQ/OPPENHEIMER GLOBAL.............................        B            230     (135)      95        193     (127)     66

EQ/PIMCO GLOBAL REAL RETURN.......................        B            120      (78)      42        157      (63)     94

EQ/PIMCO ULTRA SHORT BOND.........................        B            115     (139)     (24)       110     (141)    (31)

EQ/QUALITY BOND PLUS..............................        A             30      (49)     (19)        29      (52)    (23)
EQ/QUALITY BOND PLUS..............................        B             31      (39)      (8)        21      (28)     (7)

EQ/SMALL COMPANY INDEX............................        B            127     (127)      --        139     (137)      2

EQ/T. ROWE PRICE GROWTH STOCK.....................        B            516     (317)     199        467     (292)    175

EQ/UBS GROWTH & INCOME............................        B             37      (47)     (10)        44      (36)      8

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO........... SERVICE CLASS 2      13       (8)       5         15       (9)      6

FIDELITY(R) VIP MID CAP PORTFOLIO................. SERVICE CLASS 2      65      (30)      35         62      (27)     35

INVESCO V.I. DIVERSIFIED DIVIDEND FUND............    SERIES II         82      (42)      40        109      (27)     82

INVESCO V.I. HIGH YIELD FUND......................    SERIES II         76      (66)      10         88      (44)     44

INVESCO V.I. MID CAP CORE EQUITY FUND.............    SERIES II         24      (21)       3         28      (19)      9

INVESCO V.I. SMALL CAP EQUITY FUND................    SERIES II          9      (10)      (1)        10      (10)     --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2018 AND 2017

                                                                            2018                        2017
                                                                 --------------------------  --------------------------
                                                                                     NET                         NET
                                                                  UNITS   UNITS    INCREASE   UNITS   UNITS    INCREASE
                                                                 ISSUED  REDEEMED (DECREASE) ISSUED  REDEEMED (DECREASE)
                                                   SHARE CLASS** (000'S) (000'S)   (000'S)   (000'S) (000'S)   (000'S)
                                                   ------------- ------- -------- ---------- ------- -------- ----------

IVY VIP HIGH INCOME...............................   CLASS II      338     (249)       89      369     (210)      159

IVY VIP SMALL CAP GROWTH..........................   CLASS II       78      (38)       40       40      (29)       11

MFS(R) INVESTORS TRUST SERIES..................... SERVICE CLASS    18      (16)        2       21      (15)        6

MFS(R) MASSACHUSETTS INVESTORS GROWTH STOCK
 PORTFOLIO........................................ SERVICE CLASS    16      (12)        4       15      (15)       --

MULTIMANAGER AGGRESSIVE EQUITY....................       A         182     (516)     (334)     162     (516)     (354)
MULTIMANAGER AGGRESSIVE EQUITY....................       B          23      (23)       --       13      (26)      (13)

MULTIMANAGER CORE BOND............................       B          95     (149)      (54)     111     (150)      (39)

MULTIMANAGER MID CAP GROWTH.......................       B          32      (51)      (19)      24      (48)      (24)

MULTIMANAGER MID CAP VALUE........................       B          14      (32)      (18)      16      (39)      (23)

MULTIMANAGER TECHNOLOGY...........................       B         116     (127)      (11)     124     (146)      (22)

OPPENHEIMER MAIN STREET FUND(R)/VA................ SERVICE CLASS     7       (4)        3        9       (2)        7

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO... ADVISOR CLASS    30      (20)       10       33      (16)       17

TARGET 2015 ALLOCATION............................       B          24      (56)      (32)      37      (60)      (23)

TARGET 2025 ALLOCATION............................       B          96      (90)        6      133      (73)       60

TARGET 2035 ALLOCATION............................       B         113      (52)       61      113      (47)       66

TARGET 2045 ALLOCATION............................       B          84      (37)       47       86      (37)       49

TARGET 2055 ALLOCATION............................       B          67      (11)       56       44       (8)       36

TEMPLETON GLOBAL BOND VIP FUND....................    CLASS 2      137     (103)       34      135      (73)       62

VANECK VIP GLOBAL HARD ASSETS FUND................    CLASS S      105     (100)        5      150     (160)      (10)

-----------
The accompanying notes are an integral part of these financial statements.
** Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
The -- on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series(R), AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, MFS(R) Variable Insurance Trusts, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and VanEck VIP Trust, (collectively, "the Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the Variable Investment Options listed below:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund

     AMERICAN FUNDS INSURANCE SERIES(R)
  .   American Funds Insurance Series(R) Bond Fund/SM/

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Charter/SM/ Moderate
  .   Charter/SM/ Multi-Sector Bond
  .   Charter/SM/ Small Cap Growth
  .   Charter/SM/ Small Cap Value
  .   Target 2015 Allocation
  .   Target 2025 Allocation
  .   Target 2035 Allocation
  .   Target 2045 Allocation
  .   Target 2055 Allocation

     EQ ADVISORS TRUST*
  .   1290 VT Convertible Securities
  .   1290 VT DoubleLine Dynamic Allocation
  .   1290 VT DoubleLine Opportunistic Bond
  .   1290 VT Equity Income
  .   1290 VT GAMCO Mergers & Acquisitions
  .   1290 VT GAMCO Small Company Value
  .   1290 VT High Yield Bond
  .   1290 VT Low Volatility Global Equity
  .   1290 VT Micro Cap
  .   1290 VT Small Cap Value
  .   1290 VT SmartBeta Equity
  .   1290 VT Socially Responsible
  .   All Asset Growth-Alt 20
  .   AXA 400 Managed Volatility
  .   AXA 500 Managed Volatility
  .   AXA 2000 Managed Volatility
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Global Equity Managed Volatility
  .   AXA Growth Strategy
  .   AXA International Core Managed Volatility
  .   AXA International Managed Volatility
  .   AXA International Value Managed Volatility
  .   AXA Large Cap Core Managed Volatility
  .   AXA Large Cap Growth Managed Volatility
  .   AXA Large Cap Value Managed Volatility
  .   AXA Mid Cap Value Managed Volatility
  .   AXA Moderate Growth Strategy
  .   AXA/AB Dynamic Moderate Growth
  .   AXA/AB Short Duration Government Bond/(1)/
  .   AXA/AB Small Cap Growth
  .   AXA/ClearBridge Large Cap Growth
  .   AXA/Franklin Balanced Managed Volatility
  .   AXA/Franklin Small Cap Value Managed Volatility
  .   AXA/Franklin Templeton Allocation Managed Volatility
  .   AXA/Janus Enterprise
  .   AXA/Loomis Sayles Growth
  .   AXA/Templeton Global Equity Managed Volatility
  .   EQ/American Century Mid Cap Value
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Capital Guardian Research
  .   EQ/ClearBridge Select Equity Managed Volatility/(2)/

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Continued)

  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Emerging Markets Equity PLUS
  .   EQ/Equity 500 Index
  .   EQ/Fidelity Institutional AM/SM/ Large Cap
  .   EQ/Franklin Rising Dividends
  .   EQ/Global Bond PLUS
  .   EQ/Goldman Sachs Mid Cap Value
  .   EQ/Intermediate Government Bond
  .   EQ/International Equity Index
  .   EQ/Invesco Comstock
  .   EQ/Invesco Global Real Estate
  .   EQ/Invesco International Growth
  .   EQ/Ivy Energy
  .   EQ/Ivy Mid Cap Growth
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Growth Index
  .   EQ/Large Cap Value Index
  .   EQ/Lazard Emerging Markets Equity
  .   EQ/MFS International Growth
  .   EQ/MFS International Value
  .   EQ/MFS Technology
  .   EQ/MFS Utilities Series
  .   EQ/Mid Cap Index
  .   EQ/Money Market
  .   EQ/Oppenheimer Global
  .   EQ/PIMCO Global Real Return
  .   EQ/PIMCO Ultra Short Bond
  .   EQ/Quality Bond PLUS
  .   EQ/Small Company Index
  .   EQ/T. Rowe Price Growth Stock
  .   EQ/UBS Growth & Income
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Technology

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
  .   Fidelity(R) VIP Equity-Income Portfolio
  .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  .   Templeton Global Bond VIP Fund

     IVY VARIABLE INSURANCE PORTFOLIOS
  .   Ivy VIP High Income
  .   Ivy VIP Small Cap Growth

     MFS(R) VARIABLE INSURANCE TRUSTS
  .   MFS(R) Investors Trust Series
  .   MFS(R) Massachusetts Investors Growth Stock Portfolio

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
  .   Oppenheimer Main Street Fund(R)/VA

     PIMCO VARIABLE INSURANCE TRUST
  .   PIMCO CommodityRealReturn(R) Strategy Portfolio

     VANECK VIP TRUST
  .   VanEck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

  (1)The Variable Investment Option had no units at December 31, 2018 and 2017, thus the Variable Investment Option is excluded from all other sections of the financial statements.
  (2)Formerly known as AXA/Mutual Large Cap Equity Managed Volatility.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

1. Organization (Concluded)


   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss ) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout(annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48.

   Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.


                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

2. Significant Accounting Policies (Concluded)

   Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Vantage Series 900

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   Momentum

  .   Momentum Plus

  .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

  .   EQUI-VEST(R) Series 100 through 801

  .   EQUI-VEST(R) Strategies Series 900 and 901

  .   EQUIPLAN

  .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 -- Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

3. Fair Value Disclosures (Concluded)


   Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4. Purchases and Sales of Portfolios

   The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2018 were as follows:

                                                              PURCHASES      SALES
                                                             ------------ ------------
1290 VT Convertible Securities.............................. $     16,371 $         10
1290 VT DoubleLine Dynamic Allocation.......................    3,051,824    2,845,958
1290 VT DoubleLine Opportunistic Bond.......................    4,587,560    1,728,113
1290 VT Equity Income.......................................   42,742,988   18,648,332
1290 VT GAMCO Mergers & Acquisitions........................    3,380,459    3,368,833
1290 VT GAMCO Small Company Value...........................  210,288,996  132,867,717
1290 VT High Yield Bond.....................................    6,584,726    3,957,814
1290 VT Low Volatility Global Equity........................       16,104           10
1290 VT Micro Cap...........................................      175,123       20,164
1290 VT Small Cap Value.....................................    2,415,341      579,606
1290 VT SmartBeta Equity....................................    1,780,709      272,613
1290 VT Socially Responsible................................    8,692,555    7,738,380
All Asset Growth-Alt 20.....................................   15,477,578   12,930,457
American Funds Insurance Series(R) Bond Fund/SM/............   13,811,906    9,920,431
AXA 400 Managed Volatility..................................    5,974,772    3,530,941
AXA 500 Managed Volatility..................................    8,782,494    6,645,951
AXA 2000 Managed Volatility.................................    3,938,405    2,643,169
AXA Aggressive Allocation...................................  131,852,113   92,370,189
AXA Balanced Strategy.......................................   13,535,559   16,855,612
AXA Conservative Allocation.................................   17,231,373   21,073,248
AXA Conservative Growth Strategy............................    7,804,944    5,339,051
AXA Conservative Strategy...................................    1,835,565    2,308,450
AXA Conservative-Plus Allocation............................   38,645,158   36,935,860
AXA Global Equity Managed Volatility........................   57,647,614   52,935,871
AXA Growth Strategy.........................................       47,952      160,817
AXA International Core Managed Volatility...................   18,192,512   23,432,018
AXA International Managed Volatility........................    3,377,501    2,158,908
AXA International Value Managed Volatility..................   15,902,017   24,325,248
AXA Large Cap Core Managed Volatility.......................    6,586,388    5,341,878
AXA Large Cap Growth Managed Volatility.....................  104,282,593  100,735,818
AXA Large Cap Value Managed Volatility......................   95,334,946  113,130,028
AXA Mid Cap Value Managed Volatility........................   70,378,264   69,495,775
AXA Moderate Allocation.....................................  220,213,420  231,852,600
AXA Moderate Growth Strategy................................   23,758,822   10,798,051
AXA Moderate-Plus Allocation................................  185,401,637  155,984,979
AXA/AB Dynamic Moderate Growth..............................    3,920,206    4,477,438
AXA/AB Small Cap Growth.....................................  103,500,225   68,262,839
AXA/ClearBridge Large Cap Growth............................   23,920,234   33,451,666
AXA/Franklin Balanced Managed Volatility....................   15,121,724   17,078,409
AXA/Franklin Small Cap Value Managed Volatility.............    5,330,408    3,939,226
AXA/Franklin Templeton Allocation Managed Volatility........   24,614,993   11,238,407
AXA/Janus Enterprise........................................   63,447,145   47,681,866
AXA/Loomis Sayles Growth....................................   28,072,143   23,571,598

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Continued)

                                                              PURCHASES      SALES
                                                             ------------ ------------
AXA/Templeton Global Equity Managed Volatility.............. $ 10,732,954 $  7,390,522
Charter/SM/ Moderate........................................      200,064      186,015
Charter/SM/ Multi-Sector Bond...............................    9,479,417   13,090,825
Charter/SM/ Small Cap Growth................................   13,331,968    9,904,041
Charter/SM/ Small Cap Value.................................    9,637,167   16,143,057
EQ/American Century Mid Cap Value...........................   93,164,426    2,499,862
EQ/BlackRock Basic Value Equity.............................  156,351,318  116,504,968
EQ/Capital Guardian Research................................   39,460,716   31,101,025
EQ/ClearBridge Select Equity Managed Volatility.............   14,765,231    4,214,172
EQ/Common Stock Index.......................................  265,959,089  352,932,230
EQ/Core Bond Index..........................................   20,148,655   19,196,762
EQ/Emerging Markets Equity PLUS.............................    9,120,208    5,711,122
EQ/Equity 500 Index.........................................  327,444,873  240,252,284
EQ/Fidelity Institutional AM/SM/ Large Cap..................  458,654,364   13,770,210
EQ/Franklin Rising Dividends................................    1,422,341       16,240
EQ/Global Bond PLUS.........................................    8,398,978   11,065,165
EQ/Goldman Sachs Mid Cap Value..............................   57,285,564    1,603,737
EQ/Intermediate Government Bond.............................    6,427,845    9,653,454
EQ/International Equity Index...............................   38,981,548   53,557,117
EQ/Invesco Comstock.........................................   21,318,319   20,252,104
EQ/Invesco Global Real Estate...............................   90,285,835    3,293,185
EQ/Invesco International Growth.............................   81,075,204    2,433,330
EQ/Ivy Energy...............................................   57,895,910    2,332,737
EQ/Ivy Mid Cap Growth.......................................  169,294,286    5,305,299
EQ/JPMorgan Value Opportunities.............................   73,291,424   28,714,506
EQ/Large Cap Growth Index...................................   74,208,139   52,723,769
EQ/Large Cap Value Index....................................   23,501,125   14,262,957
EQ/Lazard Emerging Markets Equity...........................  216,486,979    6,125,751
EQ/MFS International Growth.................................   53,093,627   24,123,841
EQ/MFS International Value..................................  487,713,509   13,065,308
EQ/MFS Technology...........................................  180,991,350    8,071,578
EQ/MFS Utilities Series.....................................  118,111,514    3,955,179
EQ/Mid Cap Index............................................  146,775,144   83,433,921
EQ/Money Market.............................................  301,794,704  297,570,770
EQ/Oppenheimer Global.......................................   49,748,496   27,890,952
EQ/PIMCO Global Real Return.................................   13,238,259    8,451,857
EQ/PIMCO Ultra Short Bond...................................   13,904,611   15,915,777
EQ/Quality Bond PLUS........................................   10,124,529   14,467,471
EQ/Small Company Index......................................   68,105,100   42,277,913
EQ/T. Rowe Price Growth Stock...............................  193,077,435   93,146,183
EQ/UBS Growth & Income......................................   11,859,426   10,764,399
Fidelity(R) VIP Equity-Income Portfolio.....................    3,357,808    1,693,209
Fidelity(R) VIP Mid Cap Portfolio...........................   18,280,982    6,689,186
Invesco V.I. Diversified Dividend Fund......................   17,522,435    8,274,216
Invesco V.I. High Yield Fund................................   11,605,268    8,913,783
Invesco V.I. Mid Cap Core Equity Fund.......................    7,324,104    3,811,690
Invesco V.I. Small Cap Equity Fund..........................    2,783,395    2,288,385
Ivy VIP High Income.........................................   69,555,220   43,093,920
Ivy VIP Small Cap Growth....................................   24,348,310    6,715,660
MFS(R) Investors Trust Series...............................    5,126,767    4,129,988
MFS(R) Massachusetts Investors Growth Stock Portfolio.......    5,334,380    3,316,987
Multimanager Aggressive Equity..............................  107,294,684  110,605,329
Multimanager Core Bond......................................   17,105,393   23,303,884
Multimanager Mid Cap Growth.................................   18,752,181   13,706,162

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

4. Purchases and Sales of Portfolios (Concluded)

                                                              PURCHASES     SALES
                                                             ----------- -----------
Multimanager Mid Cap Value.................................. $ 7,949,402 $ 8,751,102
Multimanager Technology.....................................  61,177,910  43,473,346
Oppenheimer Main Street Fund(R)/VA..........................   2,217,471     927,220
PIMCO CommodityRealReturn(R) Strategy Portfolio.............   2,189,367   1,425,291
Target 2015 Allocation......................................   5,267,566   7,899,941
Target 2025 Allocation......................................  17,892,009  14,681,163
Target 2035 Allocation......................................  20,363,384   9,419,345
Target 2045 Allocation......................................  15,600,971   7,050,905
Target 2055 Allocation......................................   8,321,093   1,500,548
Templeton Global Bond VIP Fund..............................  15,843,201  12,658,036
VanEck VIP Global Hard Assets Fund..........................   6,633,801   6,507,285

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT and VIP issue Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, advisory services, administration and other Portfolio expenses. Class A and Class B are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by the EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

   AXA Equitable Funds Management Group, LLC ("FMG LLC"), a wholly-owned subsidiary of AXA Equitable serves as investment manager of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or
   (2) contracts with and oversees the activities of the investment sub-advisors with respect to the Portfolios and is responsible for retaining and discontinuing the services of those sub-advisors. FMG LLC receives management fees for services performed in its capacity as investment manager of the Portfolios of EQAT and VIP, and pays fees to the sub-advisors for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.57% to a high of 1.54% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options' investment in the Portfolios. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the AXA/AB Dynamic Moderate Growth, AXA/AB Short Duration Government Bond, AXA/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of AXA Large Cap Value Managed Volatility, EQ/Emerging Markets Equity PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Mid Cap Growth and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

5. Expenses and Related Party Transactions (Concluded)


   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

   AXA Equitable serves as the transfer agent for EQAT and VIP.

6. Reorganizations

   In October 2018, AXA Equitable replaced certain portfolios (each a "Substituted Portfolio" and together, the "Substituted Portfolios") which were offered for certain variable annuity contracts and/or variable life insurance contracts with new and substantially similar portfolios (each a "Replacement Portfolio" and together, the "Replacement Portfolios"). Correspondingly, the Variable Investment Options that invested in the Substituted Portfolios were replaced with the Variable Investment Options that invest in the Replacement Portfolios.

----------------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                   REPLACEMENT PORTFOLIO
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               AMERICAN CENTURY VP MID CAP VALUE FUND  EQ/AMERICAN CENTURY MID CAP
                                                                        VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Class II                                Class B
Shares                                 4,231,054                           4,231,054
Net Asset Value                 $          20.52                        $      20.52
Net Assets Before Substitution  $     86,821,219                        $         --
Net Assets After Substitution   $             --                        $ 86,821,219
Realized Loss                   $       (786,460)
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO EQ/FIDELITY INSTITUTIONAL AM/SM/
                                                                        LARGE CAP
----------------------------------------------------------------------------------------------------------
Share Class                     Service Class 2                         Class B
Shares                                12,834,420                          12,834,420
Net Asset Value                 $          34.69                        $      34.69
Net Assets Before Substitution  $    445,226,036                        $         --
Net Assets After Substitution   $             --                        $445,226,036
Realized Gain                   $     15,503,527
----------------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               GOLDMAN SACHS VIT MID CAP VALUE FUND    EQ/GOLDMAN SACHS MID CAP VALUE
----------------------------------------------------------------------------------------------------------
Share Class                     Service Shares                          Class B
Shares                                 3,325,736                           3,325,736
Net Asset Value                 $          16.69                        $      16.69
Net Assets Before Substitution  $     55,506,528                        $         --
Net Assets After Substitution   $             --                        $ 55,506,528
Realized Gain                   $        769,536
----------------------------------------------------------------------------------------------------------

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

-----------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO             REPLACEMENT PORTFOLIO
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I. GLOBAL               EQ/INVESCO
                                REAL ESTATE FUND                  GLOBAL REAL ESTATE
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                5,717,680                      5,717,680
Net Asset Value                 $         15.23                   $      15.23
Net Assets Before Substitution  $    87,080,260                   $         --
Net Assets After Substitution   $            --                   $ 87,080,260
Realized Loss                   $    (7,135,653)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               INVESCO V.I.                      EQ/INVESCO
                                INTERNATIONAL GROWTH FUND         INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Series II                         Class B
Shares                                2,259,342                      2,259,342
Net Asset Value                 $         34.38                   $      34.38
Net Assets Before Substitution  $    77,676,166                   $         --
Net Assets After Substitution   $            --                   $ 77,676,166
Realized Loss                   $    (2,036,889)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP ENERGY                    EQ/IVY ENERGY
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                                9,523,336                      9,523,336
Net Asset Value                 $          5.72                   $       5.72
Net Assets Before Substitution  $    54,466,814                   $         --
Net Assets After Substitution   $            --                   $ 54,466,814
Realized Loss                   $    (1,396,919)
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               IVY VIP                           EQ/IVY
                                MID CAP GROWTH                    MID CAP GROWTH
-----------------------------------------------------------------------------------------
Share Class                     Class II                          Class B
Shares                               13,309,356                     13,309,356
Net Asset Value                 $         12.14                   $      12.14
Net Assets Before Substitution  $   161,602,201                   $         --
Net Assets After Substitution   $            --                   $161,602,201
Realized Gain                   $    21,433,806
-----------------------------------------------------------------------------------------
 OCTOBER 22, 2018               LAZARD RETIREMENT                 EQ/LAZARD EMERGING
                                EMERGING MARKETS EQUITY PORTFOLIO MARKETS EQUITY
-----------------------------------------------------------------------------------------
Share Class                     Service Shares                    Class B
Shares                               10,646,459                     10,646,459
Net Asset Value                 $         19.44                   $      19.44
Net Assets Before Substitution  $   206,967,165                   $         --
Net Assets After Substitution   $            --                   $206,967,165
Realized Loss                   $    (6,167,064)
-----------------------------------------------------------------------------------------

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Continued)

---------------------------------------------------------------------------------------------------
                                SUBSTITUTED PORTFOLIO                  REPLACEMENT PORTFOLIO
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R)/ /INTERNATIONAL VALUE PORTFOLIO EQ/MFS INTERNATIONAL VALUE
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                              18,095,012                           18,095,012
Net Asset Value                 $        25.69                         $      25.69
Net Assets Before Substitution  $  464,860,861                         $         --
Net Assets After Substitution   $           --                         $464,860,861
Realized Gain                   $   26,354,729
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) TECHNOLOGY PORTFOLIO            EQ/MFS TECHNOLOGY
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               9,271,120                            9,271,120
Net Asset Value                 $        18.36                         $      18.36
Net Assets Before Substitution  $  170,217,759                         $         --
Net Assets After Substitution   $           --                         $170,217,759
Realized Gain                   $   22,084,808
---------------------------------------------------------------------------------------------------
 OCTOBER 22, 2018               MFS(R) UTILITIES SERIES                EQ/MFS UTILITIES SERIES
---------------------------------------------------------------------------------------------------
Share Class                     Service Class                          Class B
Shares                               3,797,383                            3,797,383
Net Asset Value                 $        29.84                         $      29.84
Net Assets Before Substitution  $  113,313,897                         $         --
Net Assets After Substitution   $           --                         $113,313,897
Realized Gain                   $    4,934,174
---------------------------------------------------------------------------------------------------

   In May 2017, pursuant to several Agreement and Plan of Reorganization and Termination, as approved by contractholders, certain Portfolios of EQ Advisors Trust (the "Surviving Portfolios") acquired the net assets of other Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Removed Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, these reorganizations were treated as a merger.

--------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------
 MAY 19, 2017             AXA/PACIFIC GLOBAL SMALL CAP VALUE 1290 VT SMALL CAP VALUE
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                         84,551                            123,637
Net Asset Value           $      8.52                        $      9.87
Net Assets Before Merger  $   720,593                        $   499,670
Net Assets After Merger   $        --                        $ 1,220,263
Unrealized Loss           $    (7,624)
--------------------------------------------------------------------------------------
 MAY 19, 2017             ALL ASSET AGGRESSIVE-ALT 25        ALL ASSET GROWTH-ALT 20
--------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      1,074,899                          3,815,288
Net Asset Value           $     12.58                        $     20.09
Net Assets Before Merger  $13,524,308                        $63,106,868
Net Assets After Merger   $        --                        $76,631,176
Unrealized Gain           $   839,259
--------------------------------------------------------------------------------------

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

6. Reorganizations (Concluded)

------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                  SURVIVING PORTFOLIO
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /INTERNATIONAL MODERATE CHARTER/SM /MODERATE
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      14,270                                13,526
Net Asset Value           $   9.74                           $     10.28
Net Assets Before Merger  $138,993                           $        --
Net Assets After Merger   $     --                           $   138,993
Realized Gain             $  3,470
------------------------------------------------------------------------------------------
 MAY 19, 2017             CHARTER/SM /REAL ASSETS            EQ/PIMCO GLOBAL REAL RETURN
------------------------------------------------------------------------------------------
Share Class               Class B                            Class B
Shares                      28,588                             3,029,495
Net Asset Value           $   9.18                           $      9.86
Net Assets Before Merger  $262,456                           $29,597,750
Net Assets After Merger   $     --                           $29,860,206
Realized Loss             $ (1,259)
------------------------------------------------------------------------------------------

7. Asset-based Charges and Contractowner Charges

                                             MORTALITY AND                FINANCIAL
                                             EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                             ------------- -------------- ---------- -----
OLD CONTRACTS                                    0.58%          0.16%          --    0.74%
EQUIPLAN(R)/ /CONTRACTS                          0.58%          0.16%          --    0.74%
EQUI-VEST(R)/ /SERIES 100

EQ/Money Market,
EQ/Common Stock Index.......................     0.56%          0.60%        0.24%   1.40%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.......................     0.65%          0.60%        0.24%   1.49%

All Other Funds.............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R)/ /SERIES 200

EQ/Money Market,
EQ/Common Stock Index.......................     1.15%          0.25%          --    1.40%

All Other Funds.............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R)/ /SERIES 201

All Other Funds.............................     0.95%          0.25%          --    1.20%

EQUI-VEST(R)/ /SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Alloocation....................     1.10%          0.25%          --    1.35%

All Other Funds.............................     1.10%          0.24%          --    1.34%

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

                                                MORTALITY AND                FINANCIAL
                                                EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                                ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                             1.10%          0.25%         --     1.35%
EQUI-VEST(R)SERIES 500 CONTRACTS                    1.20%          0.25%         --     1.45%
EQUI-VEST(R)/ /AT RETIREMENT

1.30% All Funds................................     0.80%          0.50%         --     1.30%

1.25% All Funds................................     0.75%          0.50%         --     1.25%

EQUI-VEST(R)SERIES 600 AND 800 CONTRACTS            0.95%          0.25%         --     1.20%
EQUI-VEST(R)/ /VANTAGE CONTRACTS

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 900

1.20% All Funds................................     1.20%            --          --     1.20%

0.90% All Funds................................     0.90%            --          --     0.90%

0.70% All Funds................................     0.70%            --          --     0.70%

0.50% All Funds................................     0.50%            --          --     0.50%

0.25% All Funds................................     0.25%            --          --     0.25%

EQUI-VEST(R)/ /STRATEGIES CONTRACTS SERIES 901

0.00% All Funds................................     0.00%            --          --     0.00%

0.10% All Funds................................     0.10%            --          --     0.10%

0.25% All Funds................................     0.25%            --          --     0.25%

0.50% All Funds................................     0.50%            --          --     0.50%

0.60% All Funds................................     0.60%            --          --     0.60%

0.70% All Funds................................     0.70%            --          --     0.70%

0.80% All Funds................................     0.80%            --          --     0.80%

0.90% All Funds................................     0.90%            --          --     0.90%

1.00% All Funds................................     1.00%            --          --     1.00%

1.10% All Funds................................     1.10%            --          --     1.10%

1.15% All Funds................................     1.15%            --          --     1.15%

EQUI-VEST(R)/ /EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R)/ /EXPRESS SERIES 701 CONTRACTS

1.10% All Funds................................     0.85%          0.25%         --     1.10%

EQUI-VEST(R)/ /SERIES 801 CONTRACTS

1.25% All Funds................................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds................................     0.40%          0.10%         --     0.50%

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Continued)

   Under the terms of the Contracts, the aggregate of these asset charges and the charges of the Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUIVEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1.00% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 100/200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                         AMOUNT DEDUCTED
                -------                       -----------                         ---------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and account
                                                                value.

                                                                HIGH - Depending on account value, $50 if the
                                                                account value on the last business day of the
                                                                contract year is less than $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions made in the current and prior five participation years,
                                                                whichever is less.

                                                                HIGH - 7% of contributions withdrawn, declining
                                                                by 1% each contract years following each
                                                                contribution.

                                                                Exceptions and limitations may eliminate or reduce
                                                                the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6.25 quarterly recordkeeping fee or $300 per plan (prorated on the first year).

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee
option

Charge for third-party transfer or      At time of transaction  $0 to $65
exchange

Enhanced death benefit charge           Participation date      0.15% of account value


Guaranteed Minimum Income Benefit                               0.65%


Guaranteed Withdrawal Benefit for Life                          LOW -  0.60% for single life         option;
                                                                  0.75% for joint life      option
                                                                HIGH - 0.75% for single life;
                                                                  0.90% for joint life

                 AMOUNT DEDUCTED                        HOW DEDUCTED
                  ---------------                        ------------

LOW - $0 depending on the product and account       Unit liquidation from
value.                                              account value

HIGH - Depending on account value, $50 if the       Unit liquidation from
account value on the last business day of the       account value
contract year is less than $100,000.

LOW - 5% of withdrawals or contributions made in    Unit liquidation from
the current and prior five participation years,     account value
whichever is less.

HIGH - 7% of contributions withdrawn, declining by 1% each contract years following each contribution.

Exceptions and limitations may eliminate or reduce the withdrawal charge.

$25 set-up fee and $6.25 quarterly recordkeeping    Unit liquidation from
fee or $300 per plan (prorated on the first year).  account value

$350 annuity administration fee                     Unit liquidation from
             account value

$0 to $65                                           Unit liquidation from
             account value

0.15% of account value                              Unit liquidation from
                                                    account value

0.65%                                               Unit liquidation from
                                                    account value

LOW -  0.60% for single life         option;
  0.75% for joint life      option
HIGH - 0.75% for single life;
  0.90% for joint life

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

7. Asset-based Charges and Contractowner Charges (Concluded)

                                            WHEN CHARGE
             CHARGES                        IS DEDUCTED                            AMOUNT DEDUCTED
              -------                       -----------                             ---------------

Sales Premium and Other Applicable                               Current tax charge varies by jurisdiction and ranges
Taxes                                                            from 0% to 3.5%



Guaranteed minimum death benefit                                 STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH
                                                                 THE GUARANTEED MINIMUM INCOME BENEFIT) -
                                                                 0.00%

                                                                 GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                 ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                 Annual Rachet to age 85 benefit base

                                                                 GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                 RACHET TO AGE 85 - 0.60% of the greater of 6%
                                                                 roll-up to age 85 benefit base, as applicable

                                                                 GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                 the GWBL Enhance death benefit base

Personal Income Benefit Charge      Contract/Participation Date  1.00% of the Personal Income Benefit account
                                    Anniversary                  value

Managed Account Service Fee         Quarterly                    The managed Account Service ("MAS") Advisory fee
                                                                 is a quarterly fee that can be charged at an annual
                                                                 rate of up to 0.60%. The amount of the fee may be
                                                                 lower and varies among broker-dealers. The fee will
                                                                 be deducted pro rata from the Non-Personal Income
                                                                 Benefit variable investment options and guaranteed
                                                                 interest option first, then from the account for
                                                                 special dollar cost averaging. The MAS Advisory fee
                                                                 does not apply to Personal Income Benefit related
                                                                 assets.

Wire Transfer Charge                At time of transaction       $90 for outgoing wire transfers


Express Mail Charge                 At time of transaction       $35 for checks sent by express delivery


                  AMOUNT DEDUCTED                         HOW DEDUCTED
                   ---------------                         ------------

Current tax charge varies by jurisdiction and ranges  Deducted from the
from 0% to 3.5%                                       amount applied to
                                                      provide an annuity
                                                      payout option

STANDARD DEATH BENEFIT (AVAILABLE ONLY WITH           Unit liquidation from
THE GUARANTEED MINIMUM INCOME BENEFIT) -
0.00%

GWBL STANDARD DEATH BENEFIT - 0.00%

ANNUAL RACHET TO AGE 85 - 0.25% of the
Annual Rachet to age 85 benefit base

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
RACHET TO AGE 85 - 0.60% of the greater of 6% roll-up to age 85 benefit base, as applicable

GWBL ENHANCED DEATH BENEFIT - 0.30% of
the GWBL Enhance death benefit base

1.00% of the Personal Income Benefit account          Unit liquidation from
value                                                 account value

The managed Account Service ("MAS") Advisory fee      Unit liquidation from
is a quarterly fee that can be charged at an annual   account value
rate of up to 0.60%. The amount of the fee may be
lower and varies among broker-dealers. The fee will
be deducted pro rata from the Non-Personal Income
Benefit variable investment options and guaranteed
interest option first, then from the account for
special dollar cost averaging. The MAS Advisory fee
does not apply to Personal Income Benefit related
assets.

$90 for outgoing wire transfers                       Unit liquidation from
                                                      account value

$35 for checks sent by express delivery               Unit liquidation from
                                                      account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT CONVERTIBLE SECURITIES
2018  Lowest contract charge 1.25% Class B(k)     $94.52          --              --            --       (5.59)%
      Highest contract charge 1.25% Class B(k)    $94.52          --              --            --       (5.59)%
      All contract charges                            --          --             $15          8.47%         --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT DOUBLELINE DYNAMIC ALLOCATION
2018  Lowest contract charge 0.50% Class B       $114.83           --                --         --        (4.59)%
      Highest contract charge 1.34% Class B      $109.46           --                --         --        (5.41)%
      All contract charges                            --           97          $ 10,730       1.64%          --
2017  Lowest contract charge 0.50% Class B       $120.36           --                --         --         9.07%
      Highest contract charge 1.34% Class B      $115.72           --                --         --         8.15%
      All contract charges                            --           98          $ 11,438       0.62%          --
2016  Lowest contract charge 0.50% Class B       $110.35           --                --         --         8.06%
      Highest contract charge 1.34% Class B      $107.00           --                --         --         7.16%
      All contract charges                            --           75          $  7,993       1.70%          --
2015  Lowest contract charge 0.50% Class B       $102.12           --                --         --        (4.20)%
      Highest contract charge 1.34% Class B      $ 99.85           --                --         --        (5.01)%
      All contract charges                            --           54          $  5,512       0.98%          --
2014  Lowest contract charge 0.50% Class B       $106.60           --                --         --         1.91%
      Highest contract charge 1.34% Class B      $105.12           --                --         --         1.05%
      All contract charges                            --           30          $  3,194       2.89%          --
1290 VT DOUBLELINE OPPORTUNISTIC BOND
2018  Lowest contract charge 0.50% Class B       $104.22           --                --         --        (1.43)%
      Highest contract charge 1.25% Class B      $101.39           --                --         --        (2.18)%
      All contract charges                            --           88          $  8,972       3.28%          --
2017  Lowest contract charge 0.50% Class B       $105.73           --                --         --         3.41%
      Highest contract charge 1.25% Class B      $103.65           --                --         --         2.64%
      All contract charges                            --           61          $  6,425       2.18%          --
2016  Lowest contract charge 0.50% Class B       $102.24           --                --         --         4.35%
      Highest contract charge 1.25% Class B      $100.98           --                --         --         3.56%
      All contract charges                            --           26          $  2,603       4.08%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 97.98           --                --         --        (2.28)%
      Highest contract charge 1.25% Class B(c)   $ 97.51           --                --         --        (2.72)%
      All contract charges                            --            7          $    678       3.46%          --
1290 VT EQUITY INCOME
2018  Lowest contract charge 0.50% Class B       $212.58           --                --         --       (12.14)%
      Highest contract charge 1.45% Class B      $185.46           --                --         --       (12.98)%
      All contract charges                            --          510          $ 96,565       1.98%          --
2017  Lowest contract charge 0.50% Class B       $241.94           --                --         --        15.26%
      Highest contract charge 1.45% Class B      $213.12           --                --         --        14.16%
      All contract charges                            --          544          $117,542       1.67%          --
2016  Lowest contract charge 0.50% Class B       $209.90           --                --         --        12.42%
      Highest contract charge 1.45% Class B      $186.68           --                --         --        11.35%
      All contract charges                            --          569          $107,751       2.00%          --
2015  Lowest contract charge 0.50% Class B       $186.71           --                --         --        (2.19)%
      Highest contract charge 1.45% Class B      $167.65           --                --         --        (3.13)%
      All contract charges                            --          604          $102,239       1.58%          --
2014  Lowest contract charge 0.50% Class B       $190.90           --                --         --         8.13%
      Highest contract charge 1.45% Class B      $173.06           --                --         --         7.09%
      All contract charges                            --          630          $109,337       1.56%          --
1290 VT GAMCO MERGERS & ACQUISITIONS
2018  Lowest contract charge 0.50% Class B       $169.90           --                --         --        (5.39)%
      Highest contract charge 1.35% Class B      $151.10           --                --         --        (6.20)%
      All contract charges                            --          104          $ 15,733       1.46%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
1290 VT GAMCO MERGERS & ACQUISITIONS (CONTINUED)
2017   Lowest contract charge 0.50% Class B        $179.58            --                --        --         5.65%
       Highest contract charge 1.45% Class B       $159.04            --                --        --         4.65%
       All contract charges                             --           107        $   17,240      0.16%          --
2016   Lowest contract charge 0.50% Class B        $169.97            --                --        --         7.16%
       Highest contract charge 1.45% Class B       $151.98            --                --        --         6.14%
       All contract charges                             --           116        $   17,653      0.01%          --
2015   Lowest contract charge 0.50% Class B        $158.62            --                --        --         2.10%
       Highest contract charge 1.34% Class B       $144.91            --                --        --         1.24%
       All contract charges                             --           127        $   18,277      0.00%          --
2014   Lowest contract charge 0.50% Class B        $155.35            --                --        --         1.13%
       Highest contract charge 1.34% Class B       $143.13            --                --        --         0.28%
       All contract charges                             --           141        $   20,188      0.00%          --
1290 VT GAMCO SMALL COMPANY VALUE
2018   Lowest contract charge 0.00% Class B        $117.65            --                --        --       (15.58)%
       Highest contract charge 1.45% Class B       $302.16            --                --        --       (16.82)%
       All contract charges                             --         2,996        $  903,686      0.57%          --
2017   Lowest contract charge 0.00% Class B        $139.36            --                --        --        16.09%
       Highest contract charge 1.45% Class B       $363.24            --                --        --        14.42%
       All contract charges                             --         2,891        $1,046,106      0.63%          --
2016   Lowest contract charge 0.00% Class B(e)     $120.04            --                --        --        36.95%
       Highest contract charge 1.45% Class B       $317.46            --                --        --        21.49%
       All contract charges                             --         2,786        $  878,428      0.52%          --
2015   Lowest contract charge 0.40% Class B        $144.27            --                --        --        (6.08)%
       Highest contract charge 1.45% Class B       $261.31            --                --        --        (7.07)%
       All contract charges                             --         2,669        $  692,281      0.54%          --
2014   Lowest contract charge 0.40% Class B        $153.61            --                --        --         2.66%
       Highest contract charge 1.45% Class B       $281.18            --                --        --         1.57%
       All contract charges                             --         2,576        $  717,726      0.28%          --
1290 VT HIGH YIELD BOND
2018   Lowest contract charge 0.50% Class B        $114.11            --                --        --        (2.70)%
       Highest contract charge 1.34% Class B       $108.77            --                --        --        (3.54)%
       All contract charges                             --           133        $   14,453      5.67%          --
2017   Lowest contract charge 0.50% Class B        $117.28            --                --        --         5.94%
       Highest contract charge 1.45% Class B       $112.18            --                --        --         4.94%
       All contract charges                             --           113        $   12,965      5.57%          --
2016   Lowest contract charge 0.50% Class B        $110.70            --                --        --        11.17%
       Highest contract charge 1.34% Class B       $107.33            --                --        --        10.23%
       All contract charges                             --            78        $    8,523      6.19%          --
2015   Lowest contract charge 0.50% Class B        $ 99.58            --                --        --        (3.57)%
       Highest contract charge 1.34% Class B       $ 97.37            --                --        --        (4.39)%
       All contract charges                             --            55        $    5,403      7.01%          --
2014   Lowest contract charge 0.50% Class B        $103.27            --                --        --         1.40%
       Highest contract charge 1.34% Class B       $101.84            --                --        --         0.54%
       All contract charges                             --            30        $    3,131      5.58%          --
1290 VT LOW VOLATILITY GLOBAL EQUITY
2018   Lowest contract charge 1.25% Class B(k)     $ 96.35            --                --        --        (3.25)%
       Highest contract charge 1.25% Class B(k)    $ 96.35            --                --        --        (3.25)%
       All contract charges                             --            --        $       15      8.67%          --
1290 VT MICRO CAP
2018   Lowest contract charge 1.25% Class B(k)     $ 87.68            --                --        --       (12.02)%
       Highest contract charge 1.25% Class B(k)    $ 87.68            --                --        --       (12.02)%
       All contract charges                             --             2        $      137      0.05%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
1290 VT SMALL CAP VALUE(F)
2018  Lowest contract charge 0.50% Class B       $107.20           --               --          --       (11.91)%
      Highest contract charge 1.25% Class B      $104.29           --               --          --       (12.58)%
      All contract charges                            --           28          $ 2,890        1.13%          --
2017  Lowest contract charge 0.50% Class B       $121.70           --               --          --        12.22%
      Highest contract charge 1.25% Class B      $119.30           --               --          --        11.37%
      All contract charges                            --           14          $ 1,709        0.81%          --
2016  Lowest contract charge 0.50% Class B       $108.45           --               --          --        23.63%
      Highest contract charge 1.25% Class B(c)   $107.12           --               --          --        22.70%
      All contract charges                            --            3          $   307        3.23%          --
2015  Lowest contract charge 0.50% Class B(c)    $ 87.72           --               --          --       (11.70)%
      Highest contract charge 1.20% Class B(c)   $ 87.33           --               --          --       (12.07)%
      All contract charges                            --            1          $    76        0.81%          --
1290 VT SMARTBETA EQUITY
2018  Lowest contract charge 0.50% Class B       $114.48           --               --          --        (6.56)%
      Highest contract charge 1.25% Class B      $111.37           --               --          --        (7.27)%
      All contract charges                            --           23          $ 2,504        1.59%          --
2017  Lowest contract charge 0.50% Class B       $122.52           --               --          --        21.12%
      Highest contract charge 1.25% Class B      $120.10           --               --          --        20.20%
      All contract charges                            --           10          $ 1,257        1.90%          --
2016  Lowest contract charge 0.50% Class B(c)    $101.16           --               --          --         5.38%
      Highest contract charge 1.25% Class B      $ 99.92           --               --          --         4.58%
      All contract charges                            --            3          $   392        2.12%          --
2015  Lowest contract charge 0.90% Class B(c)    $ 95.76           --               --          --        (2.94)%
      Highest contract charge 1.25% Class B(c)   $ 95.54           --               --          --        (3.15)%
      All contract charges                            --           --          $    74        3.31%          --
1290 VT SOCIALLY RESPONSIBLE
2018  Lowest contract charge 0.00% Class B       $127.24           --               --          --        (4.37)%
      Highest contract charge 1.45% Class B      $200.53           --               --          --        (5.77)%
      All contract charges                            --          318          $51,134        0.96%          --
2017  Lowest contract charge 0.00% Class B(e)    $133.05           --               --          --        20.40%
      Highest contract charge 1.45% Class B      $212.80           --               --          --        18.66%
      All contract charges                            --          320          $54,460        1.05%          --
2016  Lowest contract charge 0.00% Class B       $178.36           --               --          --         9.96%
      Highest contract charge 1.45% Class B      $179.33           --               --          --         8.36%
      All contract charges                            --          319          $45,604        1.20%          --
2015  Lowest contract charge 0.00% Class B(d)    $162.21           --               --          --        (4.35)%
      Highest contract charge 1.45% Class B      $165.49           --               --          --        (0.98)%
      All contract charges                            --          329          $43,199        1.02%          --
2014  Lowest contract charge 0.40% Class B       $153.55           --               --          --        13.15%
      Highest contract charge 1.45% Class B      $167.13           --               --          --        11.96%
      All contract charges                            --          326          $43,049        0.82%          --
ALL ASSET GROWTH-ALT 20(G)
2018  Lowest contract charge 0.50% Class B       $163.89           --               --          --        (8.02)%
      Highest contract charge 1.45% Class B      $149.89           --               --          --        (8.90)%
      All contract charges                            --          496          $76,081        1.79%          --
2017  Lowest contract charge 0.50% Class B       $178.18           --               --          --        15.32%
      Highest contract charge 1.45% Class B      $164.54           --               --          --        14.22%
      All contract charges                            --          500          $84,044        1.62%          --
2016  Lowest contract charge 0.50% Class B       $154.51           --               --          --         9.02%
      Highest contract charge 1.45% Class B      $144.06           --               --          --         7.98%
      All contract charges                            --          404          $59,126        1.36%          --
2015  Lowest contract charge 0.50% Class B       $141.73           --               --          --        (4.44)%
      Highest contract charge 1.45% Class B      $133.41           --               --          --        (5.36)%
      All contract charges                            --          391          $52,828        0.83%          --
2014  Lowest contract charge 0.50% Class B       $148.32           --               --          --         1.88%
      Highest contract charge 1.45% Class B      $140.96           --               --          --         0.91%
      All contract charges                            --          387          $55,179        1.49%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
AMERICAN FUNDS INSURANCE SERIES(R)/ /BOND FUND/SM /
2018      Lowest contract charge 0.50% Class 4        $104.33           --               --          --        (1.39)%
          Highest contract charge 1.45% Class 4       $ 98.83           --               --          --        (2.33)%
          All contract charges                             --          468          $47,002        2.31%          --
2017      Lowest contract charge 0.50% Class 4        $105.80           --               --          --         2.78%
          Highest contract charge 1.45% Class 4       $101.19           --               --          --         1.80%
          All contract charges                             --          433          $44,600        2.08%          --
2016      Lowest contract charge 0.50% Class 4        $102.94           --               --          --         2.29%
          Highest contract charge 1.45% Class 4       $ 99.40           --               --          --         1.31%
          All contract charges                             --          362          $36,249        1.73%          --
2015      Lowest contract charge 0.50% Class 4        $100.64           --               --          --        (0.57)%
          Highest contract charge 1.45% Class 4       $ 98.11           --               --          --        (1.53)%
          All contract charges                             --          247          $24,490        1.87%          --
2014      Lowest contract charge 0.50% Class 4        $101.22           --               --          --         4.62%
          Highest contract charge 1.45% Class 4       $ 99.63           --               --          --         3.62%
          All contract charges                             --          130          $13,071        3.66%          --
AXA 400 MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B        $172.07           --               --          --       (12.62)%
          Highest contract charge 1.45% Class B       $144.84           --               --          --       (13.55)%
          All contract charges                             --           84          $15,353        0.98%          --
2017      Lowest contract charge 0.40% Class B        $196.93           --               --          --        14.77%
          Highest contract charge 1.45% Class B       $167.54           --               --          --        13.56%
          All contract charges                             --           79          $16,486        0.79%          --
2016      Lowest contract charge 0.40% Class B        $171.59           --               --          --        19.20%
          Highest contract charge 1.45% Class B       $147.53           --               --          --        17.95%
          All contract charges                             --           66          $12,251        0.92%          --
2015      Lowest contract charge 0.40% Class B        $143.95           --               --          --        (3.50)%
          Highest contract charge 1.34% Class B       $166.05           --               --          --        (4.41)%
          All contract charges                             --           45          $ 7,382        0.56%          --
2014      Lowest contract charge 0.40% Class B        $149.17           --               --          --         8.37%
          Highest contract charge 1.34% Class B       $173.71           --               --          --         7.33%
          All contract charges                             --           41          $ 7,055        0.43%          --
AXA 500 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $205.04           --               --          --        (6.53)%
          Highest contract charge 1.34% Class B       $213.21           --               --          --        (7.33)%
          All contract charges                             --          129          $26,144        1.15%          --
2017      Lowest contract charge 0.50% Class B        $219.37           --               --          --        20.16%
          Highest contract charge 1.34% Class B       $230.07           --               --          --        19.15%
          All contract charges                             --          120          $26,598        1.21%          --
2016      Lowest contract charge 0.50% Class B        $182.57           --               --          --        10.47%
          Highest contract charge 1.34% Class B       $193.10           --               --          --         9.54%
          All contract charges                             --          104          $19,418        1.31%          --
2015      Lowest contract charge 0.50% Class B        $165.27           --               --          --        (0.14)%
          Highest contract charge 1.34% Class B       $176.28           --               --          --        (0.98)%
          All contract charges                             --           87          $14,632        0.97%          --
2014      Lowest contract charge 0.50% Class B        $165.50           --               --          --        12.03%
          Highest contract charge 1.34% Class B       $178.03           --               --          --        11.08%
          All contract charges                             --           76          $12,843        0.68%          --
AXA 2000 MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B        $171.46           --               --          --       (12.36)%
          Highest contract charge 1.34% Class B       $188.15           --               --          --       (13.11)%
          All contract charges                             --           45          $ 7,424        0.79%          --
2017      Lowest contract charge 0.50% Class B        $195.64           --               --          --        13.29%
          Highest contract charge 1.34% Class B       $216.53           --               --          --        12.34%
          All contract charges                             --           39          $ 7,758        0.75%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA 2000 MANAGED VOLATILITY (CONTINUED)
2016  Lowest contract charge 0.50% Class B    $172.69            --               --         --        19.92%
      Highest contract charge 1.34% Class B   $192.75            --               --         --        18.92%
      All contract charges                         --            33         $  5,859       0.82%          --
2015  Lowest contract charge 0.50% Class B    $144.00            --               --         --        (5.57)%
      Highest contract charge 1.34% Class B   $162.09            --               --         --        (6.37)%
      All contract charges                         --            26         $  4,016       0.40%          --
2014  Lowest contract charge 0.50% Class B    $152.50            --               --         --         3.54%
      Highest contract charge 1.34% Class B   $173.12            --               --         --         2.66%
      All contract charges                         --            23         $  3,815       0.15%          --
AXA AGGRESSIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $218.14            --               --         --        (9.17)%
      Highest contract charge 1.45% Class B   $188.44            --               --         --       (10.05)%
      All contract charges                         --         3,327         $646,094       1.58%          --
2017  Lowest contract charge 0.50% Class B    $240.17            --               --         --        18.50%
      Highest contract charge 1.45% Class B   $209.49            --               --         --        17.37%
      All contract charges                         --         3,343         $719,502       1.53%          --
2016  Lowest contract charge 0.50% Class B    $202.67            --               --         --         8.25%
      Highest contract charge 1.45% Class B   $178.48            --               --         --         7.21%
      All contract charges                         --         3,348         $610,865       0.97%          --
2015  Lowest contract charge 0.50% Class B    $187.23            --               --         --        (2.25)%
      Highest contract charge 1.45% Class B   $166.47            --               --         --        (3.18)%
      All contract charges                         --         3,347         $567,396       0.97%          --
2014  Lowest contract charge 0.50% Class B    $191.54            --               --         --         4.20%
      Highest contract charge 1.45% Class B   $171.94            --               --         --         3.20%
      All contract charges                         --         3,294         $574,931       1.61%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 1.25% Class A    $141.19            --               --         --        (5.39)%
      Highest contract charge 1.25% Class A   $141.19            --               --         --        (5.39)%
      All contract charges                         --             1         $     72       1.19%          --
2017  Lowest contract charge 1.25% Class A    $149.23            --               --         --         8.48%
      Highest contract charge 1.25% Class A   $149.23            --               --         --         8.48%
      All contract charges                         --             1         $    193       1.27%          --
2016  Lowest contract charge 1.25% Class A    $137.56            --               --         --         4.66%
      Highest contract charge 1.25% Class A   $137.56            --               --         --         4.66%
      All contract charges                         --             1         $    188       0.90%          --
2015  Lowest contract charge 1.10% Class A    $132.70            --               --         --        (1.73)%
      Highest contract charge 1.25% Class A   $131.44            --               --         --        (1.88)%
      All contract charges                         --             1         $    189       1.03%          --
2014  Lowest contract charge 1.10% Class A    $135.04            --               --         --         3.25%
      Highest contract charge 1.25% Class A   $133.96            --               --         --         3.09%
      All contract charges                         --             2         $    253       1.18%          --
AXA BALANCED STRATEGY
2018  Lowest contract charge 0.50% Class B    $132.50            --               --         --        (4.66)%
      Highest contract charge 1.45% Class B   $124.32            --               --         --        (5.57)%
      All contract charges                         --           835         $119,937       1.19%          --
2017  Lowest contract charge 0.50% Class B    $138.98            --               --         --         9.30%
      Highest contract charge 1.45% Class B   $131.66            --               --         --         8.26%
      All contract charges                         --           869         $132,545       1.27%          --
2016  Lowest contract charge 0.50% Class B    $127.15            --               --         --         5.45%
      Highest contract charge 1.45% Class B   $121.61            --               --         --         4.45%
      All contract charges                         --           880         $124,745       0.90%          --
2015  Lowest contract charge 0.50% Class B    $120.58            --               --         --        (1.13)%
      Highest contract charge 1.45% Class B   $116.43            --               --         --        (2.09)%
      All contract charges                         --           802         $108,841       1.03%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA BALANCED STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $121.96            --               --         --        3.88%
      Highest contract charge 1.45% Class B   $118.91            --               --         --        2.88%
      All contract charges                         --           705         $ 98,111       1.18%         --
AXA CONSERVATIVE ALLOCATION
2018  Lowest contract charge 0.50% Class B    $147.27            --               --         --       (2.06)%
      Highest contract charge 1.45% Class B   $127.22            --               --         --       (3.00)%
      All contract charges                         --           757         $ 97,134       1.49%         --
2017  Lowest contract charge 0.50% Class B    $150.36            --               --         --        4.42%
      Highest contract charge 1.45% Class B   $131.15            --               --         --        3.43%
      All contract charges                         --           806         $106,472       1.10%         --
2016  Lowest contract charge 0.50% Class B    $143.99            --               --         --        2.41%
      Highest contract charge 1.45% Class B   $126.80            --               --         --        1.44%
      All contract charges                         --           884         $112,214       0.95%         --
2015  Lowest contract charge 0.50% Class B    $140.60            --               --         --       (0.73)%
      Highest contract charge 1.45% Class B   $125.00            --               --         --       (1.69)%
      All contract charges                         --           912         $113,613       0.81%         --
2014  Lowest contract charge 0.50% Class B    $141.64            --               --         --        2.10%
      Highest contract charge 1.45% Class B   $127.15            --               --         --        1.12%
      All contract charges                         --           954         $121,032       0.86%         --
AXA CONSERVATIVE GROWTH STRATEGY
2018  Lowest contract charge 0.50% Class B    $125.40            --               --         --       (3.73)%
      Highest contract charge 1.34% Class B   $118.53            --               --         --       (4.56)%
      All contract charges                         --           240         $ 30,084       1.25%         --
2017  Lowest contract charge 0.50% Class B    $130.26            --               --         --        7.44%
      Highest contract charge 1.34% Class B   $124.19            --               --         --        6.54%
      All contract charges                         --           223         $ 29,665       1.25%         --
2016  Lowest contract charge 0.50% Class B    $121.24            --               --         --        4.44%
      Highest contract charge 1.34% Class B   $116.57            --               --         --        3.56%
      All contract charges                         --           204         $ 25,591       0.90%         --
2015  Lowest contract charge 0.50% Class B    $116.09            --               --         --       (0.96)%
      Highest contract charge 1.34% Class B   $112.56            --               --         --       (1.80)%
      All contract charges                         --           181         $ 22,059       1.01%         --
2014  Lowest contract charge 0.50% Class B    $117.21            --               --         --        3.29%
      Highest contract charge 1.34% Class B   $114.62            --               --         --        2.42%
      All contract charges                         --           151         $ 18,926       1.09%         --
AXA CONSERVATIVE STRATEGY
2018  Lowest contract charge 0.50% Class B    $111.74            --               --         --       (1.89)%
      Highest contract charge 1.34% Class B   $105.62            --               --         --       (2.73)%
      All contract charges                         --            80         $  8,883       1.18%         --
2017  Lowest contract charge 0.50% Class B    $113.89            --               --         --        3.74%
      Highest contract charge 1.34% Class B   $108.58            --               --         --        2.88%
      All contract charges                         --            86         $  9,802       1.04%         --
2016  Lowest contract charge 0.50% Class B    $109.78            --               --         --        2.31%
      Highest contract charge 1.34% Class B   $105.54            --               --         --        1.45%
      All contract charges                         --            87         $  9,714       0.85%         --
2015  Lowest contract charge 0.50% Class B    $107.30            --               --         --       (0.67)%
      Highest contract charge 1.34% Class B   $104.03            --               --         --       (1.51)%
      All contract charges                         --            74         $  8,166       0.87%         --
2014  Lowest contract charge 0.70% Class B    $107.44            --               --         --        1.88%
      Highest contract charge 1.34% Class B   $105.63            --               --         --        1.24%
      All contract charges                         --            61         $  6,971       0.78%         --
AXA CONSERVATIVE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $164.35            --               --         --       (4.13)%
      Highest contract charge 1.45% Class B   $141.98            --               --         --       (5.05)%
      All contract charges                         --         1,402         $202,591       1.48%         --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $171.43            --               --         --         8.28%
      Highest contract charge 1.45% Class B   $149.53            --               --         --         7.25%
      All contract charges                         --         1,455         $220,539       1.21%          --
2016  Lowest contract charge 0.50% Class B    $158.32            --               --         --         4.21%
      Highest contract charge 1.45% Class B   $139.42            --               --         --         3.22%
      All contract charges                         --         1,464         $206,424       0.94%          --
2015  Lowest contract charge 0.50% Class B    $151.92            --               --         --        (1.15)%
      Highest contract charge 1.45% Class B   $135.07            --               --         --        (2.09)%
      All contract charges                         --         1,489         $202,513       0.83%          --
2014  Lowest contract charge 0.50% Class B    $153.69            --               --         --         2.64%
      Highest contract charge 1.45% Class B   $137.96            --               --         --         1.67%
      All contract charges                         --         1,503         $208,413       1.02%          --
AXA GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $330.79            --               --         --       (12.60)%
      Highest contract charge 1.45% Class B   $323.07            --               --         --       (13.44)%
      All contract charges                         --         1,311         $332,448       1.03%          --
2017  Lowest contract charge 0.50% Class B    $378.49            --               --         --        25.45%
      Highest contract charge 1.45% Class B   $373.24            --               --         --        24.26%
      All contract charges                         --         1,396         $406,202       1.08%          --
2016  Lowest contract charge 0.50% Class B    $301.70            --               --         --         3.96%
      Highest contract charge 1.45% Class B   $300.37            --               --         --         2.97%
      All contract charges                         --         1,497         $348,728       0.91%          --
2015  Lowest contract charge 0.50% Class B    $290.21            --               --         --        (2.22)%
      Highest contract charge 1.45% Class B   $291.72            --               --         --        (3.15)%
      All contract charges                         --         1,629         $363,975       0.88%          --
2014  Lowest contract charge 0.50% Class B    $296.80            --               --         --         1.18%
      Highest contract charge 1.45% Class B   $301.21            --               --         --         0.21%
      All contract charges                         --         1,741         $398,475       0.95%          --
AXA GROWTH STRATEGY
2018  Lowest contract charge 1.10% Class A    $162.72            --               --         --        (7.12)%
      Highest contract charge 1.25% Class A   $160.44            --               --         --        (7.26)%
      All contract charges                         --             8         $  1,294       1.15%          --
2017  Lowest contract charge 1.10% Class A    $175.20            --               --         --        12.48%
      Highest contract charge 1.25% Class A   $173.00            --               --         --        12.31%
      All contract charges                         --             9         $  1,528       1.51%          --
2016  Lowest contract charge 1.10% Class A    $155.76            --               --         --         6.90%
      Highest contract charge 1.25% Class A   $154.04            --               --         --         6.74%
      All contract charges                         --             9         $  1,370       0.95%          --
2015  Lowest contract charge 1.10% Class A    $145.70            --               --         --        (2.06)%
      Highest contract charge 1.25% Class A   $144.31            --               --         --        (2.22)%
      All contract charges                         --             9         $  1,292       1.14%          --
2014  Lowest contract charge 1.10% Class A    $148.77            --               --         --         4.45%
      Highest contract charge 1.25% Class A   $147.58            --               --         --         4.30%
      All contract charges                         --             9         $  1,323       1.35%          --
AXA INTERNATIONAL CORE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $ 93.00            --               --         --       (15.23)%
      Highest contract charge 1.45% Class B   $143.78            --               --         --       (16.13)%
      All contract charges                         --         1,210         $145,274       1.70%          --
2017  Lowest contract charge 0.40% Class B    $109.71            --               --         --        25.80%
      Highest contract charge 1.45% Class B   $171.43            --               --         --        24.49%
      All contract charges                         --         1,255         $178,927       1.66%          --
2016  Lowest contract charge 0.40% Class B    $ 87.21            --               --         --        (0.18)%
      Highest contract charge 1.45% Class B   $137.71            --               --         --        (1.23)%
      All contract charges                         --         1,317         $150,471       0.29%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------
                                                                                    ACCUMULATION
                                                                  UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                       UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                       ---------- ----------------- ------------ ------------- --------
AXA INTERNATIONAL CORE MANAGED VOLATILITY (CONTINUED)
2015      Lowest contract charge 0.40% Class B          $ 87.37            --               --         --        (4.73)%
          Highest contract charge 1.45% Class B         $139.43            --               --         --        (5.73)%
          All contract charges                               --         1,380         $159,218       0.06%          --
2014      Lowest contract charge 0.40% Class B(a)       $ 91.71            --               --         --       (10.62)%
          Highest contract charge 1.45% Class B         $147.91            --               --         --        (7.60)%
          All contract charges                               --         1,438         $175,794       1.47%          --
AXA INTERNATIONAL MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $115.56            --               --         --       (14.88)%
          Highest contract charge 1.34% Class B         $115.02            --               --         --       (15.60)%
          All contract charges                               --           101         $ 11,294       1.88%          --
2017      Lowest contract charge 0.50% Class B          $135.76            --               --         --        23.63%
          Highest contract charge 1.34% Class B         $136.28            --               --         --        22.59%
          All contract charges                               --            91         $ 12,260       2.26%          --
2016      Lowest contract charge 0.50% Class B          $109.81            --               --         --        (0.62)%
          Highest contract charge 1.34% Class B         $111.17            --               --         --        (1.45)%
          All contract charges                               --            80         $  8,711       1.28%          --
2015      Lowest contract charge 0.50% Class B          $110.49            --               --         --        (2.89)%
          Highest contract charge 1.34% Class B         $112.81            --               --         --        (3.71)%
          All contract charges                               --            77         $  8,446       0.04%          --
2014      Lowest contract charge 0.50% Class B          $113.78            --               --         --        (6.91)%
          Highest contract charge 1.34% Class B         $117.16            --               --         --        (7.70)%
          All contract charges                               --            62         $  7,169       0.86%          --
AXA INTERNATIONAL VALUE MANAGED VOLATILITY
2018      Lowest contract charge 0.40% Class B          $118.95            --               --         --       (16.83)%
          Highest contract charge 1.45% Class B         $134.61            --               --         --       (17.71)%
          All contract charges                               --         1,215         $152,711       1.70%          --
2017      Lowest contract charge 0.40% Class B          $143.02            --               --         --        22.88%
          Highest contract charge 1.45% Class B         $163.58            --               --         --        21.59%
          All contract charges                               --         1,275         $194,737       1.90%          --
2016      Lowest contract charge 0.40% Class B          $116.39            --               --         --         0.34%
          Highest contract charge 1.45% Class B         $134.53            --               --         --        (0.72)%
          All contract charges                               --         1,359         $170,173       0.47%          --
2015      Lowest contract charge 0.40% Class B          $115.99            --               --         --        (3.55)%
          Highest contract charge 1.45% Class B         $135.50            --               --         --        (4.56)%
          All contract charges                               --         1,434         $180,159       0.10%          --
2014      Lowest contract charge 0.40% Class B          $120.26            --               --         --        (7.55)%
          Highest contract charge 1.45% Class B         $141.98            --               --         --        (8.52)%
          All contract charges                               --         1,507         $198,047       1.58%          --
AXA LARGE CAP CORE MANAGED VOLATILITY
2018      Lowest contract charge 0.50% Class B          $185.87            --               --         --        (6.89)%
          Highest contract charge 1.45% Class B         $164.01            --               --         --        (7.79)%
          All contract charges                               --           178         $ 29,907       1.04%          --
2017      Lowest contract charge 0.50% Class B          $199.63            --               --         --        21.34%
          Highest contract charge 1.45% Class B         $177.86            --               --         --        20.19%
          All contract charges                               --           184         $ 33,713       1.00%          --
2016      Lowest contract charge 0.50% Class B          $164.52            --               --         --         9.29%
          Highest contract charge 1.45% Class B         $147.98            --               --         --         8.24%
          All contract charges                               --           193         $ 29,417       1.10%          --
2015      Lowest contract charge 0.50% Class B          $150.54            --               --         --        (0.13)%
          Highest contract charge 1.45% Class B         $136.72            --               --         --        (1.08)%
          All contract charges                               --           210         $ 29,443       0.92%          --
2014      Lowest contract charge 0.50% Class B          $150.74            --               --         --        11.07%
          Highest contract charge 1.45% Class B         $138.21            --               --         --        10.00%
          All contract charges                               --           226         $ 31,988       1.19%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA LARGE CAP GROWTH MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $142.10            --               --         --        (3.46)%
      Highest contract charge 1.45% Class B   $201.67            --               --         --        (4.39)%
      All contract charges                         --         2,263         $670,858       0.49%          --
2017  Lowest contract charge 0.50% Class B    $147.20            --               --         --        28.57%
      Highest contract charge 1.45% Class B   $210.93            --               --         --        27.35%
      All contract charges                         --         2,424         $751,814       0.49%          --
2016  Lowest contract charge 0.50% Class B    $114.49            --               --         --         4.99%
      Highest contract charge 1.45% Class B   $165.63            --               --         --         3.99%
      All contract charges                         --         2,596         $631,454       0.56%          --
2015  Lowest contract charge 0.50% Class B    $109.05            --               --         --         3.51%
      Highest contract charge 1.45% Class B   $159.28            --               --         --         2.52%
      All contract charges                         --         2,799         $652,035       0.28%          --
2014  Lowest contract charge 0.50% Class B    $105.35            --               --         --        10.53%
      Highest contract charge 1.45% Class B   $155.36            --               --         --         9.48%
      All contract charges                         --         2,986         $677,417       0.26%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.70% Class A    $189.54            --               --         --       (10.56)%
      Highest contract charge 1.45% Class A   $175.06            --               --         --       (11.24)%
      All contract charges                         --         3,851         $645,059       2.45%          --
2017  Lowest contract charge 0.70% Class A    $211.91            --               --         --        13.06%
      Highest contract charge 1.45% Class A   $197.23            --               --         --        12.21%
      All contract charges                         --         4,163         $784,636       1.51%          --
2016  Lowest contract charge 0.70% Class A    $187.43            --               --         --        14.52%
      Highest contract charge 1.45% Class A   $175.77            --               --         --        13.66%
      All contract charges                         --         4,488         $752,898       1.68%          --
2015  Lowest contract charge 0.70% Class A    $163.67            --               --         --        (4.69)%
      Highest contract charge 1.45% Class A   $154.65            --               --         --        (5.41)%
      All contract charges                         --         4,848         $714,601       1.57%          --
2014  Lowest contract charge 0.70% Class A    $171.72            --               --         --        11.44%
      Highest contract charge 1.45% Class A   $163.49            --               --         --        10.60%
      All contract charges                         --         5,193         $808,406       1.37%          --
AXA LARGE CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.40% Class B    $169.93            --               --         --       (10.28)%
      Highest contract charge 1.30% Class B   $121.43            --               --         --       (11.09)%
      All contract charges                         --           471         $ 80,958       2.45%          --
2017  Lowest contract charge 0.40% Class B    $189.41            --               --         --        13.41%
      Highest contract charge 1.30% Class B   $136.58            --               --         --        12.39%
      All contract charges                         --           505         $ 98,028       1.51%          --
2016  Lowest contract charge 0.40% Class B    $167.02            --               --         --        14.86%
      Highest contract charge 1.30% Class B   $121.52            --               --         --        13.85%
      All contract charges                         --           552         $ 94,855       1.68%          --
2015  Lowest contract charge 0.40% Class B    $145.41            --               --         --        (4.40)%
      Highest contract charge 1.30% Class B   $106.74            --               --         --        (5.25)%
      All contract charges                         --           619         $ 92,983       1.57%          --
2014  Lowest contract charge 0.40% Class B    $152.11            --               --         --        11.78%
      Highest contract charge 1.30% Class B   $112.66            --               --         --        10.79%
      All contract charges                         --           682         $108,045       1.37%          --
AXA MID CAP VALUE MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B    $299.72            --               --         --       (13.73)%
      Highest contract charge 1.45% Class B   $200.08            --               --         --       (14.56)%
      All contract charges                         --         1,649         $415,490       1.21%          --
2017  Lowest contract charge 0.50% Class B    $347.42            --               --         --        11.76%
      Highest contract charge 1.45% Class B   $234.18            --               --         --        10.70%
      All contract charges                         --         1,777         $523,415       1.05%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------
                                                                               ACCUMULATION
                                                             UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                  UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                  ---------- ----------------- ------------ ------------- --------
AXA MID CAP VALUE MANAGED VOLATILITY (CONTINUED)
2016     Lowest contract charge 0.50% Class B      $310.86            --                --        --       17.08%
         Highest contract charge 1.45% Class B     $211.55            --                --        --       15.98%
         All contract charges                           --         1,901        $  505,176      1.22%         --
2015     Lowest contract charge 0.50% Class B      $265.50            --                --        --       (4.02)%
         Highest contract charge 1.45% Class B     $182.41            --                --        --       (4.94)%
         All contract charges                           --         2,042        $  467,179      0.75%         --
2014     Lowest contract charge 0.50% Class B      $276.62            --                --        --       10.32%
         Highest contract charge 1.45% Class B     $191.89            --                --        --        9.26%
         All contract charges                           --         2,184        $  524,830      0.58%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.70% Class A      $220.17            --                --        --       (5.44)%
         Highest contract charge 1.45% Class A     $164.87            --                --        --       (6.15)%
         All contract charges                           --        10,156        $1,018,392      1.54%         --
2017     Lowest contract charge 0.70% Class A      $232.83            --                --        --       10.27%
         Highest contract charge 1.45% Class A     $175.68            --                --        --        9.44%
         All contract charges                           --        10,984        $1,160,934      1.23%         --
2016     Lowest contract charge 0.70% Class A      $211.14            --                --        --        4.62%
         Highest contract charge 1.45% Class A     $160.53            --                --        --        3.84%
         All contract charges                           --        11,858        $1,132,721      0.90%         --
2015     Lowest contract charge 0.70% Class A      $201.82            --                --        --       (1.58)%
         Highest contract charge 1.45% Class A     $154.60            --                --        --       (2.32)%
         All contract charges                           --        12,791        $1,164,680      0.82%         --
2014     Lowest contract charge 0.70% Class A      $205.05            --                --        --        2.31%
         Highest contract charge 1.45% Class A     $158.27            --                --        --        1.53%
         All contract charges                           --        13,795        $1,271,667      1.09%         --
AXA MODERATE ALLOCATION
2018     Lowest contract charge 0.40% Class B      $128.68            --                --        --       (5.15)%
         Highest contract charge 1.30% Class B     $124.30            --                --        --       (6.00)%
         All contract charges                           --         3,033        $  486,092      1.54%         --
2017     Lowest contract charge 0.40% Class B      $135.67            --                --        --       10.61%
         Highest contract charge 1.30% Class B     $132.24            --                --        --        9.62%
         All contract charges                           --         3,055        $  518,853      1.23%         --
2016     Lowest contract charge 0.40% Class B      $122.66            --                --        --        4.94%
         Highest contract charge 1.30% Class B     $120.63            --                --        --        4.01%
         All contract charges                           --         3,061        $  471,480      0.90%         --
2015     Lowest contract charge 0.40% Class B      $116.89            --                --        --       (1.28)%
         Highest contract charge 1.30% Class B     $115.98            --                --        --       (2.16)%
         All contract charges                           --         3,011        $  443,187      0.82%         --
2014     Lowest contract charge 0.40% Class B      $118.40            --                --        --        2.62%
         Highest contract charge 1.30% Class B     $118.54            --                --        --        1.71%
         All contract charges                           --         2,887        $  432,074      1.09%         --
AXA MODERATE GROWTH STRATEGY
2018     Lowest contract charge 0.50% Class B      $140.11            --                --        --       (5.61)%
         Highest contract charge 1.45% Class B     $131.46            --                --        --       (6.51)%
         All contract charges                           --           539        $   72,435      1.29%         --
2017     Lowest contract charge 0.50% Class B      $148.43            --                --        --       11.23%
         Highest contract charge 1.45% Class B     $140.62            --                --        --       10.18%
         All contract charges                           --           464        $   66,158      1.51%         --
2016     Lowest contract charge 0.50% Class B      $133.44            --                --        --        6.52%
         Highest contract charge 1.45% Class B     $127.63            --                --        --        5.51%
         All contract charges                           --           392        $   50,651      1.01%         --
2015     Lowest contract charge 0.50% Class B      $125.27            --                --        --       (1.28)%
         Highest contract charge 1.45% Class B     $120.97            --                --        --       (2.23)%
         All contract charges                           --           304        $   37,073      1.26%         --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
AXA MODERATE GROWTH STRATEGY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $126.90            --                --        --        4.48%
      Highest contract charge 1.45% Class B   $123.73            --                --        --        3.49%
      All contract charges                         --           204        $   25,397      1.56%         --
AXA MODERATE-PLUS ALLOCATION
2018  Lowest contract charge 0.50% Class B    $201.87            --                --        --       (7.31)%
      Highest contract charge 1.45% Class B   $174.39            --                --        --       (8.20)%
      All contract charges                         --         6,083        $1,084,608      1.59%         --
2017  Lowest contract charge 0.50% Class B    $217.78            --                --        --       14.32%
      Highest contract charge 1.45% Class B   $189.96            --                --        --       13.23%
      All contract charges                         --         6,255        $1,211,042      1.40%         --
2016  Lowest contract charge 0.50% Class B    $190.50            --                --        --        6.73%
      Highest contract charge 1.45% Class B   $167.76            --                --        --        5.72%
      All contract charges                         --         6,382        $1,086,620      0.91%         --
2015  Lowest contract charge 0.50% Class B    $178.48            --                --        --       (1.78)%
      Highest contract charge 1.45% Class B   $158.68            --                --        --       (2.72)%
      All contract charges                         --         6,504        $1,044,145      0.90%         --
2014  Lowest contract charge 0.50% Class B    $181.72            --                --        --        3.25%
      Highest contract charge 1.45% Class B   $163.12            --                --        --        2.26%
      All contract charges                         --         6,570        $1,080,414      1.32%         --
AXA/AB DYNAMIC MODERATE GROWTH
2018  Lowest contract charge 0.50% Class B    $134.41            --                --        --       (6.29)%
      Highest contract charge 1.34% Class B   $127.05            --                --        --       (7.08)%
      All contract charges                         --           130        $   16,916      1.15%         --
2017  Lowest contract charge 0.50% Class B    $143.43            --                --        --       12.34%
      Highest contract charge 1.34% Class B   $136.73            --                --        --       11.39%
      All contract charges                         --           138        $   18,919      1.22%         --
2016  Lowest contract charge 0.50% Class B    $127.68            --                --        --        3.26%
      Highest contract charge 1.34% Class B   $122.75            --                --        --        2.39%
      All contract charges                         --           134        $   16,587      0.41%         --
2015  Lowest contract charge 0.50% Class B    $123.65            --                --        --       (1.11)%
      Highest contract charge 1.34% Class B   $119.89            --                --        --       (1.95)%
      All contract charges                         --           120        $   14,425      0.80%         --
2014  Lowest contract charge 0.50% Class B    $125.04            --                --        --        4.25%
      Highest contract charge 1.34% Class B   $122.27            --                --        --        3.37%
      All contract charges                         --            95        $   11,621      1.09%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.70% Class A    $339.42            --                --        --       (8.53)%
      Highest contract charge 1.45% Class A   $272.38            --                --        --       (9.22)%
      All contract charges                         --           706        $  269,121      0.12%         --
2017  Lowest contract charge 0.70% Class A    $371.06            --                --        --       21.81%
      Highest contract charge 1.45% Class A   $300.04            --                --        --       20.90%
      All contract charges                         --           761        $  318,454      0.27%         --
2016  Lowest contract charge 0.70% Class A    $304.61            --                --        --       11.79%
      Highest contract charge 1.45% Class A   $248.18            --                --        --       10.95%
      All contract charges                         --           819        $  283,441      0.36%         --
2015  Lowest contract charge 0.70% Class A    $272.48            --                --        --       (3.59)%
      Highest contract charge 1.45% Class A   $223.69            --                --        --       (4.32)%
      All contract charges                         --           887        $  276,150      0.05%         --
2014  Lowest contract charge 0.70% Class A    $282.62            --                --        --        2.85%
      Highest contract charge 1.45% Class A   $233.78            --                --        --        2.07%
      All contract charges                         --           955        $  310,247      0.06%         --
AXA/AB SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $224.46            --                --        --       (8.34)%
      Highest contract charge 1.30% Class B   $210.32            --                --        --       (9.07)%
      All contract charges                         --           267        $   71,468      0.12%         --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
AXA/AB SMALL CAP GROWTH (CONTINUED)
2017    Lowest contract charge 0.50% Class B      $244.89            --               --         --        22.06%
        Highest contract charge 1.30% Class B     $231.30            --               --         --        21.10%
        All contract charges                           --           256         $ 76,002       0.27%          --
2016    Lowest contract charge 0.50% Class B      $200.63            --               --         --        12.01%
        Highest contract charge 1.30% Class B     $191.00            --               --         --        11.13%
        All contract charges                           --           252         $ 61,734       0.36%          --
2015    Lowest contract charge 0.50% Class B      $179.11            --               --         --        (3.39)%
        Highest contract charge 1.30% Class B     $171.87            --               --         --        (4.16)%
        All contract charges                           --           250         $ 55,409       0.05%          --
2014    Lowest contract charge 0.50% Class B      $185.40            --               --         --         3.06%
        Highest contract charge 1.30% Class B     $179.33            --               --         --         2.25%
        All contract charges                           --           248         $ 58,063       0.06%          --
AXA/CLEARBRIDGE LARGE CAP GROWTH
2018    Lowest contract charge 0.70% Class B      $235.14            --               --         --        (1.05)%
        Highest contract charge 1.45% Class B     $203.03            --               --         --        (1.80)%
        All contract charges                           --           662         $138,859       0.17%          --
2017    Lowest contract charge 0.50% Class B      $238.30            --               --         --        24.97%
        Highest contract charge 1.45% Class B     $206.76            --               --         --        23.78%
        All contract charges                           --           753         $160,742       0.07%          --
2016    Lowest contract charge 0.50% Class B      $190.69            --               --         --         0.38%
        Highest contract charge 1.45% Class B     $167.04            --               --         --        (0.58)%
        All contract charges                           --           887         $152,942       0.00%          --
2015    Lowest contract charge 0.50% Class B      $189.97            --               --         --         0.76%
        Highest contract charge 1.45% Class B     $168.01            --               --         --        (0.20)%
        All contract charges                           --         1,022         $177,302       0.00%          --
2014    Lowest contract charge 0.50% Class B      $188.54            --               --         --         3.28%
        Highest contract charge 1.45% Class B     $168.35            --               --         --         2.30%
        All contract charges                           --         1,111         $192,775       0.00%          --
AXA/FRANKLIN BALANCED MANAGED VOLATILITY
2018    Lowest contract charge 0.40% Class B      $136.78            --               --         --        (4.68)%
        Highest contract charge 1.45% Class B     $135.10            --               --         --        (5.70)%
        All contract charges                           --           599         $ 82,598       2.85%          --
2017    Lowest contract charge 0.40% Class B      $143.50            --               --         --         9.58%
        Highest contract charge 1.45% Class B     $143.26            --               --         --         8.42%
        All contract charges                           --           648         $ 94,188       2.55%          --
2016    Lowest contract charge 0.40% Class B      $130.96            --               --         --         9.99%
        Highest contract charge 1.45% Class B     $132.13            --               --         --         8.85%
        All contract charges                           --           668         $ 89,565       2.48%          --
2015    Lowest contract charge 0.40% Class B      $119.06            --               --         --        (3.42)%
        Highest contract charge 1.45% Class B     $121.39            --               --         --        (4.44)%
        All contract charges                           --           710         $ 87,422       2.32%          --
2014    Lowest contract charge 0.40% Class B      $123.27            --               --         --         5.77%
        Highest contract charge 1.45% Class B     $127.03            --               --         --         4.65%
        All contract charges                           --           722         $ 92,522       2.38%          --
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $166.02            --               --         --       (13.27)%
        Highest contract charge 1.34% Class B     $149.56            --               --         --       (14.01)%
        All contract charges                           --           114         $ 17,249       0.62%          --
2017    Lowest contract charge 0.50% Class B      $191.43            --               --         --        11.18%
        Highest contract charge 1.45% Class B     $171.74            --               --         --        10.12%
        All contract charges                           --           119         $ 20,921       0.54%          --
2016    Lowest contract charge 0.50% Class B      $172.18            --               --         --        24.24%
        Highest contract charge 1.45% Class B     $155.96            --               --         --        23.06%
        All contract charges                           --           123         $ 19,631       0.38%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                             --------------------------------------------------------------
                                                                                          ACCUMULATION
                                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                             ---------- ----------------- ------------ ------------- --------
AXA/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY (CONTINUED)
2015          Lowest contract charge 0.50% Class B            $138.59            --               --         --       (7.01)%
              Highest contract charge 1.45% Class B           $126.74            --               --         --       (7.89)%
              All contract charges                                 --           127         $ 16,276       0.23%         --
2014          Lowest contract charge 0.50% Class B            $149.03            --               --         --        1.62%
              Highest contract charge 1.45% Class B           $137.60            --               --         --        0.64%
              All contract charges                                 --           137         $ 18,940       0.02%         --
AXA/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY
2018          Lowest contract charge 0.50% Class B            $129.09            --               --         --       (9.12)%
              Highest contract charge 1.34% Class B           $116.97            --               --         --       (9.89)%
              All contract charges                                 --           555         $ 66,141       2.22%         --
2017          Lowest contract charge 0.50% Class B            $142.04            --               --         --       14.38%
              Highest contract charge 1.45% Class B           $128.28            --               --         --       13.29%
              All contract charges                                 --           580         $ 76,371       1.68%         --
2016          Lowest contract charge 0.50% Class B            $124.18            --               --         --        8.95%
              Highest contract charge 1.34% Class B           $114.45            --               --         --        8.03%
              All contract charges                                 --           600         $ 69,558       1.63%         --
2015          Lowest contract charge 0.50% Class B            $113.98            --               --         --       (3.28)%
              Highest contract charge 1.34% Class B           $105.94            --               --         --       (4.10)%
              All contract charges                                 --           646         $ 69,206       1.24%         --
2014          Lowest contract charge 0.50% Class B            $117.85            --               --         --        4.94%
              Highest contract charge 1.34% Class B           $110.47            --               --         --        4.06%
              All contract charges                                 --           646         $ 72,011       1.75%         --
AXA/JANUS ENTERPRISE
2018          Lowest contract charge 0.40% Class B            $156.91            --               --         --       (2.18)%
              Highest contract charge 1.45% Class B           $234.77            --               --         --       (3.22)%
              All contract charges                                 --         1,280         $297,005       0.00%         --
2017          Lowest contract charge 0.40% Class B            $160.41            --               --         --       27.39%
              Highest contract charge 1.45% Class B           $242.58            --               --         --       26.05%
              All contract charges                                 --         1,264         $304,349       0.00%         --
2016          Lowest contract charge 0.40% Class B            $125.92            --               --         --       (4.71)%
              Highest contract charge 1.45% Class B           $192.44            --               --         --       (5.72)%
              All contract charges                                 --         1,279         $244,983       0.00%         --
2015          Lowest contract charge 0.40% Class B            $132.15            --               --         --       (5.87)%
              Highest contract charge 1.45% Class B           $204.11            --               --         --       (6.86)%
              All contract charges                                 --         1,341         $269,875       0.00%         --
2014          Lowest contract charge 0.40% Class B            $140.39            --               --         --       (1.11)%
              Highest contract charge 1.45% Class B           $219.15            --               --         --       (2.15)%
              All contract charges                                 --         1,333         $287,981       0.00%         --
AXA/LOOMIS SAYLES GROWTH
2018          Lowest contract charge 0.40% Class B            $208.34            --               --         --       (3.37)%
              Highest contract charge 1.45% Class B           $273.06            --               --         --       (4.40)%
              All contract charges                                 --           313         $ 84,195       0.09%         --
2017          Lowest contract charge 0.40% Class B            $215.61            --               --         --       34.05%
              Highest contract charge 1.45% Class B           $285.62            --               --         --       32.65%
              All contract charges                                 --           325         $ 91,309       0.18%         --
2016          Lowest contract charge 0.40% Class B            $160.84            --               --         --        6.38%
              Highest contract charge 1.45% Class B           $215.32            --               --         --        5.27%
              All contract charges                                 --           286         $ 61,039       0.37%         --
2015          Lowest contract charge 0.40% Class B            $151.19            --               --         --       11.08%
              Highest contract charge 1.45% Class B           $204.55            --               --         --        9.91%
              All contract charges                                 --           223         $ 45,979       0.12%         --
2014          Lowest contract charge 0.40% Class B            $136.11            --               --         --        7.39%
              Highest contract charge 1.45% Class B           $186.11            --               --         --        6.26%
              All contract charges                                 --           223         $ 42,010       0.11%         --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
2018  Lowest contract charge 0.50% Class B       $132.07           --               --          --       (12.65)%
      Highest contract charge 1.45% Class B      $117.35           --               --          --       (13.49)%
      All contract charges                            --          354          $42,567        2.81%          --
2017  Lowest contract charge 0.50% Class B       $151.20           --               --          --        20.69%
      Highest contract charge 1.45% Class B      $135.65           --               --          --        19.54%
      All contract charges                            --          370          $51,182        1.41%          --
2016  Lowest contract charge 0.50% Class B       $125.28           --               --          --         4.74%
      Highest contract charge 1.45% Class B      $113.48           --               --          --         3.75%
      All contract charges                            --          381          $43,936        0.69%          --
2015  Lowest contract charge 0.50% Class B       $119.61           --               --          --        (3.12)%
      Highest contract charge 1.45% Class B      $109.38           --               --          --        (4.05)%
      All contract charges                            --          399          $44,162        0.00%          --
2014  Lowest contract charge 0.50% Class B       $123.46           --               --          --         0.59%
      Highest contract charge 1.45% Class B      $114.00           --               --          --        (0.37)%
      All contract charges                            --          405          $46,619        1.40%          --
CHARTER/SM /MODERATE(I)
2018  Lowest contract charge 0.50% Class B       $100.07           --               --          --        (5.31)%
      Highest contract charge 1.25% Class B      $ 98.82           --               --          --        (6.03)%
      All contract charges                            --            2          $   307        1.45%          --
2017  Lowest contract charge 0.50% Class B(h)    $105.68           --               --          --         5.44%
      Highest contract charge 1.25% Class B(h)   $105.16           --               --          --         4.95%
      All contract charges                            --            3          $   324        1.87%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.70% Class A       $120.45           --               --          --        (1.20)%
      Highest contract charge 1.45% Class A      $ 95.93           --               --          --        (1.95)%
      All contract charges                            --          320          $52,653        2.21%          --
2017  Lowest contract charge 0.70% Class A       $121.91           --               --          --         1.52%
      Highest contract charge 1.45% Class A      $ 97.84           --               --          --         0.75%
      All contract charges                            --          344          $57,497        1.56%          --
2016  Lowest contract charge 0.70% Class A       $120.09           --               --          --         2.21%
      Highest contract charge 1.45% Class A      $ 97.11           --               --          --         1.44%
      All contract charges                            --          370          $61,071        1.95%          --
2015  Lowest contract charge 0.70% Class A       $117.49           --               --          --        (1.34)%
      Highest contract charge 1.45% Class A      $ 95.73           --               --          --        (2.08)%
      All contract charges                            --          401          $65,307        1.52%          --
2014  Lowest contract charge 0.70% Class A       $119.08           --               --          --         1.66%
      Highest contract charge 1.45% Class A      $ 97.76           --               --          --         0.90%
      All contract charges                            --          433          $72,235        2.48%          --
CHARTER/SM /MULTI-SECTOR BOND
2018  Lowest contract charge 0.50% Class B       $136.65           --               --          --        (1.00)%
      Highest contract charge 1.30% Class B      $ 94.53           --               --          --        (1.79)%
      All contract charges                            --          240          $24,731        2.21%          --
2017  Lowest contract charge 0.50% Class B       $138.03           --               --          --         1.72%
      Highest contract charge 1.30% Class B      $ 96.25           --               --          --         0.92%
      All contract charges                            --          243          $25,610        1.56%          --
2016  Lowest contract charge 0.50% Class B       $135.69           --               --          --         2.42%
      Highest contract charge 1.30% Class B      $ 95.37           --               --          --         1.61%
      All contract charges                            --          249          $25,975        1.95%          --
2015  Lowest contract charge 0.50% Class B       $132.49           --               --          --        (1.13)%
      Highest contract charge 1.30% Class B      $ 93.86           --               --          --        (1.92)%
      All contract charges                            --          256          $26,346        1.52%          --
2014  Lowest contract charge 0.50% Class B       $134.01           --               --          --         1.88%
      Highest contract charge 1.30% Class B      $ 95.70           --               --          --         1.08%
      All contract charges                            --          262          $27,445        2.48%          --

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
CHARTER/SM /SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class B       $214.31            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $186.96            --               --         --        (6.42)%
      All contract charges                            --           226         $ 42,495       3.63%          --
2017  Lowest contract charge 0.50% Class B       $226.80            --               --         --        23.74%
      Highest contract charge 1.45% Class B      $199.78            --               --         --        22.56%
      All contract charges                            --           231         $ 46,802       2.62%          --
2016  Lowest contract charge 0.50% Class B       $183.29            --               --         --         8.81%
      Highest contract charge 1.45% Class B      $163.00            --               --         --         7.77%
      All contract charges                            --           244         $ 40,272       0.00%          --
2015  Lowest contract charge 0.50% Class B       $168.45            --               --         --        (6.52)%
      Highest contract charge 1.45% Class B      $151.25            --               --         --        (7.41)%
      All contract charges                            --           265         $ 40,398       0.26%          --
2014  Lowest contract charge 0.70% Class B       $176.51            --               --         --        (3.29)%
      Highest contract charge 1.45% Class B      $163.35            --               --         --        (4.02)%
      All contract charges                            --           288         $ 47,082       0.00%          --
CHARTER/SM /SMALL CAP VALUE
2018  Lowest contract charge 0.50% Class B       $262.38            --               --         --       (13.42)%
      Highest contract charge 1.45% Class B      $181.61            --               --         --       (14.25)%
      All contract charges                            --           403         $ 95,139       1.16%          --
2017  Lowest contract charge 0.50% Class B       $303.06            --               --         --        10.74%
      Highest contract charge 1.45% Class B      $211.80            --               --         --         9.68%
      All contract charges                            --           434         $118,439       1.45%          --
2016  Lowest contract charge 0.50% Class B       $273.66            --               --         --        24.61%
      Highest contract charge 1.45% Class B      $193.10            --               --         --        23.43%
      All contract charges                            --           469         $117,210       1.36%          --
2015  Lowest contract charge 0.50% Class B       $219.62            --               --         --       (13.57)%
      Highest contract charge 1.45% Class B      $156.45            --               --         --       (14.40)%
      All contract charges                            --           504         $101,765       0.51%          --
2014  Lowest contract charge 0.50% Class B       $254.09            --               --         --        (5.58)%
      Highest contract charge 1.45% Class B      $182.76            --               --         --        (6.48)%
      All contract charges                            --           537         $126,327       0.16%          --
EQ/AMERICAN CENTURY MID CAP VALUE(L)
2018  Lowest contract charge 0.00% Class B(k)    $117.64            --               --         --        (9.39)%
      Highest contract charge 1.25% Class B(k)   $ 89.26            --               --         --        (9.60)%
      All contract charges                            --           413         $ 80,826       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
2018  Lowest contract charge 0.50% Class B       $254.55            --               --         --        (8.48)%
      Highest contract charge 1.45% Class B      $265.24            --               --         --        (9.36)%
      All contract charges                            --         2,310         $694,882       1.61%          --
2017  Lowest contract charge 0.50% Class B       $278.13            --               --         --         7.57%
      Highest contract charge 1.45% Class B      $292.62            --               --         --         6.55%
      All contract charges                            --         2,378         $791,517       1.41%          --
2016  Lowest contract charge 0.50% Class B       $258.55            --               --         --        17.38%
      Highest contract charge 1.45% Class B      $274.64            --               --         --        16.26%
      All contract charges                            --         2,429         $759,183       1.54%          --
2015  Lowest contract charge 0.50% Class B       $220.27            --               --         --        (6.62)%
      Highest contract charge 1.45% Class B      $236.23            --               --         --        (7.51)%
      All contract charges                            --         2,398         $648,716       1.31%          --
2014  Lowest contract charge 0.50% Class B       $235.89            --               --         --         9.16%
      Highest contract charge 1.45% Class B      $255.41            --               --         --         8.11%
      All contract charges                            --         2,356         $693,101       1.09%          --
EQ/CAPITAL GUARDIAN RESEARCH
2018  Lowest contract charge 0.70% Class B       $277.86            --               --         --        (5.51)%
      Highest contract charge 1.45% Class B      $239.92            --               --         --        (6.23)%
      All contract charges                            --           855         $198,849       0.56%          --

                                    FSA-139

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------
                                                                              ACCUMULATION
                                                            UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                 UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                 ---------- ----------------- ------------ ------------- --------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2017    Lowest contract charge 0.70% Class B      $294.05            --                --        --        24.56%
        Highest contract charge 1.45% Class B     $255.85            --                --        --        23.62%
        All contract charges                           --           907        $  226,594      0.78%          --
2016    Lowest contract charge 0.70% Class B      $236.07            --                --        --         7.66%
        Highest contract charge 1.45% Class B     $206.96            --                --        --         6.86%
        All contract charges                           --           954        $  194,061      0.87%          --
2015    Lowest contract charge 0.70% Class B      $219.27            --                --        --         1.20%
        Highest contract charge 1.45% Class B     $193.68            --                --        --         0.43%
        All contract charges                           --         1,011        $  193,583      0.57%          --
2014    Lowest contract charge 0.70% Class B      $216.67            --                --        --         9.74%
        Highest contract charge 1.45% Class B     $192.85            --                --        --         8.91%
        All contract charges                           --         1,058        $  203,147      0.70%          --
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY
2018    Lowest contract charge 0.50% Class B      $156.43            --                --        --       (10.52)%
        Highest contract charge 1.45% Class B     $139.00            --                --        --       (11.38)%
        All contract charges                           --           160        $   22,764      3.55%          --
2017    Lowest contract charge 0.50% Class B      $174.82            --                --        --        13.63%
        Highest contract charge 1.45% Class B     $156.85            --                --        --        12.55%
        All contract charges                           --           175        $   27,935      1.02%          --
2016    Lowest contract charge 0.50% Class B      $153.85            --                --        --        12.60%
        Highest contract charge 1.45% Class B     $139.36            --                --        --        11.52%
        All contract charges                           --           189        $   26,930      2.21%          --
2015    Lowest contract charge 0.50% Class B      $136.64            --                --        --        (2.87)%
        Highest contract charge 1.45% Class B     $124.96            --                --        --        (3.80)%
        All contract charges                           --           203        $   25,859      1.81%          --
2014    Lowest contract charge 0.50% Class B      $140.68            --                --        --         9.16%
        Highest contract charge 1.45% Class B     $129.89            --                --        --         8.11%
        All contract charges                           --           225        $   29,735      1.75%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.70% Class A      $280.31            --                --        --        (6.46)%
        Highest contract charge 1.45% Class A     $188.26            --                --        --        (7.17)%
        All contract charges                           --         3,243        $1,909,634      1.29%          --
2017    Lowest contract charge 0.70% Class A      $299.68            --                --        --        19.63%
        Highest contract charge 1.45% Class A     $202.81            --                --        --        18.73%
        All contract charges                           --         3,556        $2,249,181      1.29%          --
2016    Lowest contract charge 0.70% Class A      $250.51            --                --        --        10.91%
        Highest contract charge 1.45% Class A     $170.82            --                --        --        10.08%
        All contract charges                           --         3,867        $2,054,312      1.54%          --
2015    Lowest contract charge 0.70% Class A      $225.87            --                --        --        (0.76)%
        Highest contract charge 1.45% Class A     $155.18            --                --        --        (1.50)%
        All contract charges                           --         4,237        $2,036,713      1.35%          --
2014    Lowest contract charge 0.70% Class A      $227.59            --                --        --        11.27%
        Highest contract charge 1.45% Class A     $157.55            --                --        --        10.43%
        All contract charges                           --         4,600        $2,238,543      1.22%          --
EQ/COMMON STOCK INDEX
2018    Lowest contract charge 0.40% Class B      $187.19            --                --        --        (6.18)%
        Highest contract charge 1.30% Class B     $168.20            --                --        --        (7.02)%
        All contract charges                           --           933        $  170,142      1.29%          --
2017    Lowest contract charge 0.40% Class B      $199.52            --                --        --        19.99%
        Highest contract charge 1.30% Class B     $180.90            --                --        --        18.93%
        All contract charges                           --           917        $  179,724      1.29%          --
2016    Lowest contract charge 0.40% Class B      $166.28            --                --        --        11.25%
        Highest contract charge 1.30% Class B     $152.11            --                --        --        10.26%
        All contract charges                           --           881        $  144,886      1.54%          --

                                    FSA-140

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/COMMON STOCK INDEX (CONTINUED)
2015  Lowest contract charge 0.40% Class B    $149.47            --                --        --        (0.46)%
      Highest contract charge 1.30% Class B   $137.96            --                --        --        (1.34)%
      All contract charges                         --           870        $  130,043      1.35%          --
2014  Lowest contract charge 0.40% Class B    $150.16            --                --        --        11.61%
      Highest contract charge 1.30% Class B   $139.83            --                --        --        10.61%
      All contract charges                         --           888        $  134,632      1.22%          --
EQ/CORE BOND INDEX
2018  Lowest contract charge 0.40% Class B    $102.98            --                --        --        (0.16)%
      Highest contract charge 1.45% Class B   $111.47            --                --        --        (1.21)%
      All contract charges                         --           984        $  113,184      1.92%          --
2017  Lowest contract charge 0.40% Class B    $103.14            --                --        --         1.06%
      Highest contract charge 1.45% Class B   $112.84            --                --        --           --
      All contract charges                         --           983        $  114,129      1.58%          --
2016  Lowest contract charge 0.40% Class B    $102.06            --                --        --         0.97%
      Highest contract charge 1.45% Class B   $112.84            --                --        --        (0.09)%
      All contract charges                         --           991        $  114,324      1.52%          --
2015  Lowest contract charge 0.40% Class B    $101.08            --                --        --         0.04%
      Highest contract charge 1.45% Class B   $112.94            --                --        --        (1.03)%
      All contract charges                         --           963        $  110,934      1.50%          --
2014  Lowest contract charge 0.40% Class B    $101.04            --                --        --         2.01%
      Highest contract charge 1.45% Class B   $114.11            --                --        --         0.94%
      All contract charges                         --           956        $  111,253      1.30%          --
EQ/EMERGING MARKETS EQUITY PLUS
2018  Lowest contract charge 0.50% Class B    $ 91.45            --                --        --       (15.68)%
      Highest contract charge 1.45% Class B   $ 86.63            --                --        --       (16.49)%
      All contract charges                         --           156        $   13,778      1.39%          --
2017  Lowest contract charge 0.50% Class B    $108.45            --                --        --        33.35%
      Highest contract charge 1.45% Class B   $103.73            --                --        --        32.07%
      All contract charges                         --           125        $   13,139      1.18%          --
2016  Lowest contract charge 0.50% Class B    $ 81.33            --                --        --         9.15%
      Highest contract charge 1.34% Class B   $ 78.86            --                --        --         8.23%
      All contract charges                         --            72        $    5,741      0.92%          --
2015  Lowest contract charge 0.50% Class B    $ 74.51            --                --        --       (18.56)%
      Highest contract charge 1.34% Class B   $ 72.86            --                --        --       (19.24)%
      All contract charges                         --            54        $    3,974      0.74%          --
2014  Lowest contract charge 0.50% Class B    $ 91.49            --                --        --        (3.64)%
      Highest contract charge 1.34% Class B   $ 90.22            --                --        --        (4.46)%
      All contract charges                         --            33        $    3,010      0.73%          --
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.70% Class A    $313.42            --                --        --        (5.60)%
      Highest contract charge 1.45% Class A   $212.30            --                --        --        (6.32)%
      All contract charges                         --         1,926        $1,064,158      1.47%          --
2017  Lowest contract charge 0.70% Class A    $332.03            --                --        --        20.20%
      Highest contract charge 1.45% Class A   $226.62            --                --        --        19.29%
      All contract charges                         --         1,974        $1,164,818      1.48%          --
2016  Lowest contract charge 0.70% Class A    $276.23            --                --        --        10.46%
      Highest contract charge 1.45% Class A   $189.97            --                --        --         9.63%
      All contract charges                         --         2,006        $  993,755      1.68%          --
2015  Lowest contract charge 0.70% Class A    $250.07            --                --        --         0.09%
      Highest contract charge 1.45% Class A   $173.28            --                --        --        (0.66)%
      All contract charges                         --         2,050        $  923,739      1.64%          --
2014  Lowest contract charge 0.70% Class A    $249.84            --                --        --        12.19%
      Highest contract charge 1.45% Class A   $174.44            --                --        --        11.34%
      All contract charges                         --         2,097        $  950,100      1.41%          --

                                    FSA-141

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/EQUITY 500 INDEX
2018  Lowest contract charge 0.40% Class B       $189.42            --               --         --        (5.32)%
      Highest contract charge 1.30% Class B      $187.26            --               --         --        (6.16)%
      All contract charges                            --         2,453         $511,486       1.47%          --
2017  Lowest contract charge 0.40% Class B       $200.06            --               --         --        20.56%
      Highest contract charge 1.30% Class B      $199.56            --               --         --        19.48%
      All contract charges                            --         2,120         $468,158       1.48%          --
2016  Lowest contract charge 0.40% Class B       $165.94            --               --         --        10.78%
      Highest contract charge 1.30% Class B      $167.02            --               --         --         9.81%
      All contract charges                            --         1,771         $325,092       1.68%          --
2015  Lowest contract charge 0.40% Class B       $149.79            --               --         --         0.39%
      Highest contract charge 1.30% Class B      $152.10            --               --         --        (0.51)%
      All contract charges                            --         1,478         $245,385       1.64%          --
2014  Lowest contract charge 0.40% Class B       $149.21            --               --         --        12.53%
      Highest contract charge 1.30% Class B      $152.88            --               --         --        11.52%
      All contract charges                            --         1,253         $207,743       1.41%          --
EQ/FIDELITY INSTITUTIONAL AM/SM /LARGE CAP(M)
2018  Lowest contract charge 0.50% Class B(k)    $202.87            --               --         --       (11.15)%
      Highest contract charge 1.45% Class B(k)   $165.48            --               --         --       (11.32)%
      All contract charges                            --         1,970         $393,731       0.25%          --
EQ/FRANKLIN RISING DIVIDENDS
2018  Lowest contract charge 1.20% Class B(k)    $ 92.54            --               --         --        (7.49)%
      Highest contract charge 1.25% Class B(k)   $ 92.53            --               --         --        (7.50)%
      All contract charges                            --            15         $  1,341       0.49%          --
EQ/GLOBAL BOND PLUS
2018  Lowest contract charge 0.50% Class B       $126.82            --               --         --        (2.12)%
      Highest contract charge 1.45% Class B      $111.69            --               --         --        (3.06)%
      All contract charges                            --           430         $ 49,636       1.31%          --
2017  Lowest contract charge 0.50% Class B       $129.57            --               --         --         4.13%
      Highest contract charge 1.45% Class B      $115.22            --               --         --         3.14%
      All contract charges                            --           453         $ 53,888       0.04%          --
2016  Lowest contract charge 0.50% Class B       $124.43            --               --         --         0.18%
      Highest contract charge 1.45% Class B      $111.71            --               --         --        (0.78)%
      All contract charges                            --           473         $ 54,198       1.80%          --
2015  Lowest contract charge 0.50% Class B       $124.21            --               --         --        (4.28)%
      Highest contract charge 1.45% Class B      $112.59            --               --         --        (5.20)%
      All contract charges                            --           516         $ 59,622       0.04%          --
2014  Lowest contract charge 0.50% Class B       $129.77            --               --         --         0.39%
      Highest contract charge 1.45% Class B      $118.76            --               --         --        (0.58)%
      All contract charges                            --           573         $ 69,454       0.66%          --
EQ/GOLDMAN SACHS MID CAP VALUE(N)
2018  Lowest contract charge 0.50% Class B(k)    $174.69            --               --         --        (8.78)%
      Highest contract charge 1.34% Class B(k)   $140.96            --               --         --        (8.93)%
      All contract charges                            --           334         $ 50,408       0.23%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.70% Class A       $163.97            --               --         --         0.12%
      Highest contract charge 1.45% Class A      $134.90            --               --         --        (0.64)%
      All contract charges                            --           231         $ 38,429       1.26%          --
2017  Lowest contract charge 0.70% Class A       $163.77            --               --         --        (0.36)%
      Highest contract charge 1.45% Class A      $135.77            --               --         --        (1.11)%
      All contract charges                            --           242         $ 40,567       0.82%          --
2016  Lowest contract charge 0.70% Class A       $164.36            --               --         --        (0.25)%
      Highest contract charge 1.45% Class A      $137.29            --               --         --        (1.00)%
      All contract charges                            --           257         $ 43,502       0.66%          --

                                    FSA-142

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------------------------------------
                                                                            ACCUMULATION
                                                          UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                               UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                               ---------- ----------------- ------------ ------------- --------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2015  Lowest contract charge 0.70% Class A      $164.77            --               --         --        (0.28)%
      Highest contract charge 1.45% Class A     $138.68            --               --         --        (1.03)%
      All contract charges                           --           275         $ 46,641       0.58%          --
2014  Lowest contract charge 0.70% Class A      $165.23            --               --         --         0.82%
      Highest contract charge 1.45% Class A     $140.12            --               --         --         0.06%
      All contract charges                           --           295         $ 50,548       0.39%          --
EQ/INTERMEDIATE GOVERNMENT BOND
2018  Lowest contract charge 0.00% Class B      $100.80            --               --         --         0.84%
      Highest contract charge 1.30% Class B     $104.86            --               --         --        (0.47)%
      All contract charges                           --            92         $ 11,549       1.26%          --
2017  Lowest contract charge 0.00% Class B(e)   $ 99.96            --               --         --         0.34%
      Highest contract charge 1.30% Class B     $105.36            --               --         --        (0.95)%
      All contract charges                           --           103         $ 12,918       0.82%          --
2016  Lowest contract charge 0.00% Class B      $100.70            --               --         --         0.45%
      Highest contract charge 1.30% Class B     $106.37            --               --         --        (0.84)%
      All contract charges                           --           113         $ 14,492       0.66%          --
2015  Lowest contract charge 0.00% Class B(d)   $100.25            --               --         --        (0.16)%
      Highest contract charge 1.30% Class B     $107.27            --               --         --        (0.86)%
      All contract charges                           --           104         $ 13,778       0.58%          --
2014  Lowest contract charge 0.50% Class B      $147.34            --               --         --         1.02%
      Highest contract charge 1.30% Class B     $108.20            --               --         --         0.22%
      All contract charges                           --           117         $ 15,511       0.39%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.70% Class A      $138.54            --               --         --       (15.77)%
      Highest contract charge 1.45% Class A     $105.73            --               --         --       (16.41)%
      All contract charges                           --         2,109         $289,084       2.37%          --
2017  Lowest contract charge 0.70% Class A      $164.47            --               --         --        22.36%
      Highest contract charge 1.45% Class A     $126.48            --               --         --        21.44%
      All contract charges                           --         2,219         $363,221       2.63%          --
2016  Lowest contract charge 0.70% Class A      $134.41            --               --         --         1.48%
      Highest contract charge 1.45% Class A     $104.15            --               --         --         0.72%
      All contract charges                           --         2,321         $312,628       2.70%          --
2015  Lowest contract charge 0.70% Class A      $132.45            --               --         --        (2.82)%
      Highest contract charge 1.45% Class A     $103.41            --               --         --        (3.55)%
      All contract charges                           --         2,442         $325,879       2.31%          --
2014  Lowest contract charge 0.70% Class A      $136.30            --               --         --        (7.55)%
      Highest contract charge 1.45% Class A     $107.22            --               --         --        (8.25)%
      All contract charges                           --         2,554         $352,788       2.95%          --
EQ/INTERNATIONAL EQUITY INDEX
2018  Lowest contract charge 0.40% Class B      $126.79            --               --         --       (15.51)%
      Highest contract charge 1.30% Class B     $ 80.46            --               --         --       (16.27)%
      All contract charges                           --           291         $ 29,840       2.37%          --
2017  Lowest contract charge 0.40% Class B      $150.07            --               --         --        22.74%
      Highest contract charge 1.30% Class B     $ 96.10            --               --         --        21.65%
      All contract charges                           --           305         $ 37,039       2.63%          --
2016  Lowest contract charge 0.40% Class B      $122.27            --               --         --         1.78%
      Highest contract charge 1.30% Class B     $ 79.00            --               --         --         0.88%
      All contract charges                           --           321         $ 32,071       2.70%          --
2015  Lowest contract charge 0.40% Class B      $120.13            --               --         --        (2.52)%
      Highest contract charge 1.30% Class B     $ 78.31            --               --         --        (3.39)%
      All contract charges                           --           360         $ 35,412       2.31%          --
2014  Lowest contract charge 0.40% Class B      $123.24            --               --         --        (7.28)%
      Highest contract charge 1.30% Class B     $ 81.06            --               --         --        (8.10)%
      All contract charges                           --           369         $ 37,872       2.95%          --

                                    FSA-143

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/INVESCO COMSTOCK
2018  Lowest contract charge 0.50% Class B       $201.23            --               --         --       (12.84)%
      Highest contract charge 1.45% Class B      $176.50            --               --         --       (13.67)%
      All contract charges                            --           595         $107,350       1.52%          --
2017  Lowest contract charge 0.50% Class B       $230.87            --               --         --        17.40%
      Highest contract charge 1.45% Class B      $204.45            --               --         --        16.27%
      All contract charges                            --           617         $128,355       0.78%          --
2016  Lowest contract charge 0.50% Class B       $196.66            --               --         --        16.79%
      Highest contract charge 1.45% Class B      $175.84            --               --         --        15.68%
      All contract charges                            --           661         $117,507       2.49%          --
2015  Lowest contract charge 0.50% Class B       $168.39            --               --         --        (6.66)%
      Highest contract charge 1.45% Class B      $152.01            --               --         --        (7.55)%
      All contract charges                            --           718         $109,963       2.11%          --
2014  Lowest contract charge 0.50% Class B       $180.41            --               --         --         8.37%
      Highest contract charge 1.45% Class B      $164.43            --               --         --         7.34%
      All contract charges                            --           763         $125,870       1.98%          --
EQ/INVESCO GLOBAL REAL ESTATE(O)
2018  Lowest contract charge 0.50% Class B(k)    $157.65            --               --         --        (0.84)%
      Highest contract charge 1.45% Class B(k)   $125.19            --               --         --        (1.03)%
      All contract charges                            --           578         $ 85,440       0.55%          --
EQ/INVESCO INTERNATIONAL GROWTH(P)
2018  Lowest contract charge 0.50% Class B(k)    $136.05            --               --         --        (5.11)%
      Highest contract charge 1.45% Class B(k)   $108.36            --               --         --        (5.29)%
      All contract charges                            --           617         $ 74,537       0.21%          --
EQ/IVY ENERGY(Q)
2018  Lowest contract charge 0.40% Class B(k)    $ 67.40            --               --         --       (31.53)%
      Highest contract charge 1.45% Class B(k)   $ 54.70            --               --         --       (31.67)%
      All contract charges                            --           540         $ 37,658       0.11%          --
EQ/IVY MID CAP GROWTH(R)
2018  Lowest contract charge 0.50% Class B(k)    $175.60            --               --         --        (9.43)%
      Highest contract charge 1.45% Class B(k)   $163.19            --               --         --        (9.60)%
      All contract charges                            --           901         $149,489       0.01%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
2018  Lowest contract charge 0.40% Class B       $187.54            --               --         --       (15.74)%
      Highest contract charge 1.45% Class B      $187.28            --               --         --       (16.63)%
      All contract charges                            --           685         $146,637       1.09%          --
2017  Lowest contract charge 0.40% Class B       $222.58            --               --         --        17.25%
      Highest contract charge 1.45% Class B      $224.65            --               --         --        16.01%
      All contract charges                            --           554         $143,271       0.95%          --
2016  Lowest contract charge 0.40% Class B       $189.84            --               --         --        21.05%
      Highest contract charge 1.45% Class B      $193.64            --               --         --        19.77%
      All contract charges                            --           406         $ 92,188       1.07%          --
2015  Lowest contract charge 0.40% Class B       $156.83            --               --         --        (2.67)%
      Highest contract charge 1.45% Class B      $161.67            --               --         --        (3.70)%
      All contract charges                            --           361         $ 69,659       0.71%          --
2014  Lowest contract charge 0.40% Class B       $161.14            --               --         --        13.92%
      Highest contract charge 1.45% Class B      $167.88            --               --         --        12.72%
      All contract charges                            --           326         $ 66,253       1.07%          --
EQ/LARGE CAP GROWTH INDEX
2018  Lowest contract charge 0.50% Class B       $175.78            --               --         --        (2.75)%
      Highest contract charge 1.45% Class B      $162.14            --               --         --        (3.68)%
      All contract charges                            --         1,656         $281,313       0.65%          --
2017  Lowest contract charge 0.50% Class B       $180.75            --               --         --        28.57%
      Highest contract charge 1.45% Class B      $168.34            --               --         --        27.36%
      All contract charges                            --         1,636         $287,433       0.79%          --

                                    FSA-144

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
2016  Lowest contract charge 0.50% Class B       $140.58            --               --         --         5.82%
      Highest contract charge 1.45% Class B      $132.18            --               --         --         4.80%
      All contract charges                            --         1,558         $214,005       1.04%          --
2015  Lowest contract charge 0.50% Class B       $132.85            --               --         --         4.34%
      Highest contract charge 1.45% Class B      $126.12            --               --         --         3.34%
      All contract charges                            --         1,518         $198,419       0.88%          --
2014  Lowest contract charge 0.50% Class B       $127.32            --               --         --        11.67%
      Highest contract charge 1.45% Class B      $122.04            --               --         --        10.61%
      All contract charges                            --         1,489         $187,443       0.94%          --
EQ/LARGE CAP VALUE INDEX
2018  Lowest contract charge 0.50% Class B       $117.16            --               --         --        (9.35)%
      Highest contract charge 1.45% Class B      $103.18            --               --         --       (10.22)%
      All contract charges                            --           812         $ 85,581       2.12%          --
2017  Lowest contract charge 0.50% Class B       $129.25            --               --         --        12.44%
      Highest contract charge 1.45% Class B      $114.93            --               --         --        11.37%
      All contract charges                            --           771         $ 90,359       1.89%          --
2016  Lowest contract charge 0.50% Class B       $114.95            --               --         --        15.89%
      Highest contract charge 1.45% Class B      $103.20            --               --         --        14.79%
      All contract charges                            --           748         $ 78,417       2.12%          --
2015  Lowest contract charge 0.50% Class B       $ 99.19            --               --         --        (4.91)%
      Highest contract charge 1.45% Class B      $ 89.90            --               --         --        (5.81)%
      All contract charges                            --           697         $ 63,565       1.94%          --
2014  Lowest contract charge 0.50% Class B       $104.31            --               --         --        12.06%
      Highest contract charge 1.45% Class B      $ 95.45            --               --         --        10.99%
      All contract charges                            --           660         $ 63,828       1.63%          --
EQ/LAZARD EMERGING MARKETS EQUITY(S)
2018  Lowest contract charge 0.50% Class B(k)    $103.76            --               --         --        (1.46)%
      Highest contract charge 1.45% Class B(k)   $ 85.91            --               --         --        (1.64)%
      All contract charges                            --         2,127         $207,732       0.18%          --
EQ/MFS INTERNATIONAL GROWTH
2018  Lowest contract charge 0.40% Class B       $139.77            --               --         --        (9.73)%
      Highest contract charge 1.45% Class B      $184.43            --               --         --       (10.69)%
      All contract charges                            --           798         $149,378       0.92%          --
2017  Lowest contract charge 0.40% Class B       $154.84            --               --         --        31.53%
      Highest contract charge 1.45% Class B      $206.51            --               --         --        30.15%
      All contract charges                            --           732         $152,179       0.86%          --
2016  Lowest contract charge 0.40% Class B       $117.72            --               --         --         1.57%
      Highest contract charge 1.45% Class B      $158.67            --               --         --         0.50%
      All contract charges                            --           657         $104,466       1.02%          --
2015  Lowest contract charge 0.40% Class B       $115.90            --               --         --        (0.21)%
      Highest contract charge 1.45% Class B      $157.88            --               --         --        (1.26)%
      All contract charges                            --           619         $ 97,843       0.60%          --
2014  Lowest contract charge 0.40% Class B       $116.14            --               --         --        (5.38)%
      Highest contract charge 1.45% Class B      $159.89            --               --         --        (6.38)%
      All contract charges                            --           589         $ 93,805       0.95%          --
EQ/MFS INTERNATIONAL VALUE(T)
2018  Lowest contract charge 0.00% Class B(k)    $120.58            --               --         --        (4.37)%
      Highest contract charge 1.45% Class B(k)   $155.64            --               --         --        (4.64)%
      All contract charges                            --         2,493         $454,316       0.00%          --
EQ/MFS TECHNOLOGY(U)
2018  Lowest contract charge 0.50% Class B(k)    $332.61            --               --         --       (11.05)%
      Highest contract charge 1.45% Class B(k)   $239.62            --               --         --       (11.22)%
      All contract charges                            --           497         $155,095       0.00%          --

                                    FSA-145

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------------------------
                                                                             ACCUMULATION
                                                           UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                ---------- ----------------- ------------ ------------- --------
EQ/MFS UTILITIES SERIES(V)
2018  Lowest contract charge 0.40% Class B(k)    $150.30            --               --         --        (2.73)%
      Highest contract charge 1.45% Class B(k)   $143.43            --               --         --        (2.93)%
      All contract charges                            --           615         $109,805       0.50%          --
EQ/MID CAP INDEX
2018  Lowest contract charge 0.40% Class B       $176.10            --               --         --       (12.05)%
      Highest contract charge 1.45% Class B      $197.41            --               --         --       (12.98)%
      All contract charges                            --         3,000         $597,178       1.10%          --
2017  Lowest contract charge 0.40% Class B       $200.22            --               --         --        15.02%
      Highest contract charge 1.45% Class B      $226.86            --               --         --        13.81%
      All contract charges                            --         2,944         $671,402       0.95%          --
2016  Lowest contract charge 0.40% Class B       $174.07            --               --         --        19.43%
      Highest contract charge 1.45% Class B      $199.33            --               --         --        18.18%
      All contract charges                            --         2,809         $562,440       1.13%          --
2015  Lowest contract charge 0.40% Class B       $145.75            --               --         --        (3.25)%
      Highest contract charge 1.45% Class B      $168.67            --               --         --        (4.27)%
      All contract charges                            --         2,667         $453,031       0.87%          --
2014  Lowest contract charge 0.40% Class B       $150.64            --               --         --         8.55%
      Highest contract charge 1.45% Class B      $176.19            --               --         --         7.41%
      All contract charges                            --         2,613         $463,057       0.81%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class A       $  1.02            --               --         --         2.00%
      Highest contract charge 1.45% Class A      $107.46            --               --         --        (0.20)%
      All contract charges                            --         1,455         $ 40,146       1.26%          --
2017  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $107.68            --               --         --        (1.05)%
      All contract charges                            --         1,454         $ 38,911       0.39%          --
2016  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $108.82            --               --         --        (1.45)%
      All contract charges                            --         1,443         $ 42,564       0.00%          --
2015  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --
      Highest contract charge 1.45% Class A      $110.42            --               --         --        (1.45)%
      All contract charges                            --         1,266         $ 43,701       0.00%          --
2014  Lowest contract charge 0.00% Class A       $  1.00            --               --         --           --%
      Highest contract charge 1.45% Class A      $112.04            --               --         --        (1.45)%
      All contract charges                            --         1,244         $ 46,904       0.00%          --
EQ/MONEY MARKET
2018  Lowest contract charge 0.00% Class B       $  1.02            --               --         --         2.00%
      Highest contract charge 1.30% Class B      $ 93.62            --               --         --        (0.04)%
      All contract charges                            --         9,274         $ 33,488       1.26%          --
2017  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 93.66            --               --         --        (0.88)%
      All contract charges                            --         8,987         $ 30,193       0.39%          --
2016  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 94.49            --               --         --        (1.28)%
      All contract charges                            --         8,365         $ 33,504       0.00%          --
2015  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 95.72            --               --         --        (1.29)%
      All contract charges                            --         4,538         $ 28,080       0.00%          --
2014  Lowest contract charge 0.00% Class B       $  1.00            --               --         --           --
      Highest contract charge 1.30% Class B      $ 96.97            --               --         --        (1.28)%
      All contract charges                            --         3,275         $ 27,356       0.00%          --
EQ/OPPENHEIMER GLOBAL
2018  Lowest contract charge 0.50% Class B       $179.49            --               --         --       (13.90)%
      Highest contract charge 1.45% Class B      $159.48            --               --         --       (14.73)%
      All contract charges                            --         1,036         $167,841       0.38%          --

                                    FSA-146

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2017  Lowest contract charge 0.50% Class B    $208.47           --                --         --       34.94%
      Highest contract charge 1.45% Class B   $187.03           --                --         --       33.66%
      All contract charges                         --          941          $177,865       0.59%         --
2016  Lowest contract charge 0.50% Class B    $154.49           --                --         --       (0.46)%
      Highest contract charge 1.45% Class B   $139.93           --                --         --       (1.41)%
      All contract charges                         --          875          $123,212       0.84%         --
2015  Lowest contract charge 0.50% Class B    $155.20           --                --         --        2.66%
      Highest contract charge 1.45% Class B   $141.93           --                --         --        1.68%
      All contract charges                         --          852          $121,243       0.28%         --
2014  Lowest contract charge 0.50% Class B    $151.18           --                --         --        1.29%
      Highest contract charge 1.45% Class B   $139.58           --                --         --        0.32%
      All contract charges                         --          729          $101,760       0.53%         --
EQ/PIMCO GLOBAL REAL RETURN(J)
2018  Lowest contract charge 0.50% Class B    $104.93           --                --         --       (1.85)%
      Highest contract charge 1.45% Class B   $ 99.39           --                --         --       (2.81)%
      All contract charges                         --          381          $ 38,575       2.57%         --
2017  Lowest contract charge 0.50% Class B    $106.91           --                --         --        2.38%
      Highest contract charge 1.45% Class B   $102.26           --                --         --        1.42%
      All contract charges                         --          339          $ 35,233       1.39%         --
2016  Lowest contract charge 0.50% Class B    $104.42           --                --         --        9.78%
      Highest contract charge 1.45% Class B   $100.83           --                --         --        8.72%
      All contract charges                         --          245          $ 24,965       5.89%         --
2015  Lowest contract charge 0.50% Class B    $ 95.12           --                --         --       (2.85)%
      Highest contract charge 1.45% Class B   $ 92.74           --                --         --       (3.78)%
      All contract charges                         --          184          $ 17,168       1.51%         --
2014  Lowest contract charge 0.50% Class B    $ 97.91           --                --         --        7.32%
      Highest contract charge 1.45% Class B   $ 96.38           --                --         --        6.31%
      All contract charges                         --           96          $  9,392       7.98%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 1.10% Class A    $ 97.46           --                --         --       (0.16)%
      Highest contract charge 1.10% Class A   $ 97.46           --                --         --       (0.16)%
      All contract charges                         --            1          $    106       1.94%         --
2017  Lowest contract charge 1.10% Class A    $ 97.62           --                --         --        0.77%
      Highest contract charge 1.10% Class A   $ 97.62           --                --         --        0.77%
      All contract charges                         --            1          $    107       1.25%         --
2016  Lowest contract charge 1.10% Class A    $ 96.87           --                --         --        0.87%
      Highest contract charge 1.10% Class A   $ 96.87           --                --         --        0.87%
      All contract charges                         --            1          $    106       0.98%         --
2015  Lowest contract charge 1.10% Class A    $ 96.03           --                --         --       (1.38)%
      Highest contract charge 1.10% Class A   $ 96.03           --                --         --       (1.38)%
      All contract charges                         --            1          $    105       0.46%         --
2014  Lowest contract charge 1.10% Class A    $ 97.37           --                --         --       (1.19)%
      Highest contract charge 1.10% Class A   $ 97.37           --                --         --       (1.19)%
      All contract charges                         --            2          $    152       0.37%         --
EQ/PIMCO ULTRA SHORT BOND
2018  Lowest contract charge 0.50% Class B    $116.02           --                --         --        0.45%
      Highest contract charge 1.45% Class B   $101.76           --                --         --       (0.52)%
      All contract charges                         --          743          $ 77,992       1.94%         --
2017  Lowest contract charge 0.50% Class B    $115.50           --                --         --        1.38%
      Highest contract charge 1.45% Class B   $102.29           --                --         --        0.42%
      All contract charges                         --          767          $ 80,773       1.25%         --
2016  Lowest contract charge 0.50% Class B    $113.93           --                --         --        1.49%
      Highest contract charge 1.45% Class B   $101.86           --                --         --        0.51%
      All contract charges                         --          798          $ 83,638       0.98%         --

                                    FSA-147

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
EQ/PIMCO ULTRA SHORT BOND (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $112.26            --               --         --        (0.78)%
      Highest contract charge 1.45% Class B   $101.34            --               --         --        (1.73)%
      All contract charges                         --           857         $ 88,975       0.46%          --
2014  Lowest contract charge 0.50% Class B    $113.14            --               --         --        (0.59)%
      Highest contract charge 1.45% Class B   $103.12            --               --         --        (1.54)%
      All contract charges                         --           932         $ 98,360       0.37%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.70% Class A    $167.79            --               --         --        (0.59)%
      Highest contract charge 1.45% Class A   $135.99            --               --         --        (1.34)%
      All contract charges                         --           316         $ 55,139       1.68%          --
2017  Lowest contract charge 0.70% Class A    $168.78            --               --         --         0.69%
      Highest contract charge 1.45% Class A   $137.84            --               --         --        (0.07)%
      All contract charges                         --           335         $ 59,351       1.17%          --
2016  Lowest contract charge 0.70% Class A    $167.63            --               --         --         0.47%
      Highest contract charge 1.45% Class A   $137.94            --               --         --        (0.29)%
      All contract charges                         --           358         $ 63,477       1.12%          --
2015  Lowest contract charge 0.70% Class A    $166.85            --               --         --        (0.48)%
      Highest contract charge 1.45% Class A   $138.34            --               --         --        (1.23)%
      All contract charges                         --           391         $ 69,213       1.05%          --
2014  Lowest contract charge 0.70% Class A    $167.65            --               --         --         2.18%
      Highest contract charge 1.45% Class A   $140.06            --               --         --         1.40%
      All contract charges                         --           429         $ 76,711       0.97%          --
EQ/QUALITY BOND PLUS
2018  Lowest contract charge 0.50% Class B    $149.67            --               --         --        (0.39)%
      Highest contract charge 1.30% Class B   $101.98            --               --         --        (1.17)%
      All contract charges                         --           138         $ 18,720       1.68%          --
2017  Lowest contract charge 0.50% Class B    $150.25            --               --         --         0.89%
      Highest contract charge 1.30% Class B   $103.19            --               --         --         0.09%
      All contract charges                         --           146         $ 20,008       1.17%          --
2016  Lowest contract charge 0.50% Class B    $148.93            --               --         --         0.67%
      Highest contract charge 1.30% Class B   $103.10            --               --         --        (0.13)%
      All contract charges                         --           153         $ 20,936       1.12%          --
2015  Lowest contract charge 0.50% Class B    $147.94            --               --         --        (0.27)%
      Highest contract charge 1.30% Class B   $103.23            --               --         --        (1.06)%
      All contract charges                         --           159         $ 21,910       1.05%          --
2014  Lowest contract charge 0.50% Class B    $148.34            --               --         --         2.39%
      Highest contract charge 1.30% Class B   $104.34            --               --         --         1.58%
      All contract charges                         --           169         $ 23,285       0.97%          --
EQ/SMALL COMPANY INDEX
2018  Lowest contract charge 0.40% Class B    $171.49            --               --         --       (11.67)%
      Highest contract charge 1.45% Class B   $259.06            --               --         --       (12.60)%
      All contract charges                         --         1,080         $273,883       0.96%          --
2017  Lowest contract charge 0.40% Class B    $194.15            --               --         --        13.56%
      Highest contract charge 1.45% Class B   $296.42            --               --         --        12.36%
      All contract charges                         --         1,080         $312,612       1.07%          --
2016  Lowest contract charge 0.40% Class B    $170.97            --               --         --        20.05%
      Highest contract charge 1.45% Class B   $263.81            --               --         --        18.79%
      All contract charges                         --         1,078         $277,464       1.16%          --
2015  Lowest contract charge 0.40% Class B    $142.42            --               --         --        (4.95)%
      Highest contract charge 1.45% Class B   $222.09            --               --         --        (5.95)%
      All contract charges                         --         1,085         $235,560       0.91%          --
2014  Lowest contract charge 0.40% Class B    $149.84            --               --         --         4.43%
      Highest contract charge 1.45% Class B   $236.15            --               --         --         3.33%
      All contract charges                         --         1,091         $251,678       0.78%          --

                                    FSA-148

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
EQ/T. ROWE PRICE GROWTH STOCK
2018  Lowest contract charge 0.40% Class B            $217.50            --               --         --        (2.01)%
      Highest contract charge 1.45% Class B           $238.36            --               --         --        (3.05)%
      All contract charges                                 --         2,636         $638,686       0.00%          --
2017  Lowest contract charge 0.40% Class B            $221.97            --               --         --        32.84%
      Highest contract charge 1.45% Class B           $245.86            --               --         --        31.44%
      All contract charges                                 --         2,437         $606,687       0.00%          --
2016  Lowest contract charge 0.40% Class B            $167.10            --               --         --         0.94%
      Highest contract charge 1.45% Class B           $187.05            --               --         --        (0.13)%
      All contract charges                                 --         2,262         $427,483       0.00%          --
2015  Lowest contract charge 0.40% Class B            $165.55            --               --         --         9.78%
      Highest contract charge 1.45% Class B           $187.29            --               --         --         8.62%
      All contract charges                                 --         2,171         $409,319       0.00%          --
2014  Lowest contract charge 0.40% Class B            $150.80            --               --         --         8.21%
      Highest contract charge 1.45% Class B           $172.42            --               --         --         7.07%
      All contract charges                                 --         1,944         $337,268       0.00%          --
EQ/UBS GROWTH & INCOME
2018  Lowest contract charge 0.50% Class B            $223.72            --               --         --       (13.85)%
      Highest contract charge 1.45% Class B           $195.18            --               --         --       (14.68)%
      All contract charges                                 --           186         $ 33,725       0.34%          --
2017  Lowest contract charge 0.50% Class B            $259.69            --               --         --        20.67%
      Highest contract charge 1.35% Class B           $231.85            --               --         --        19.65%
      All contract charges                                 --           196         $ 42,336       0.29%          --
2016  Lowest contract charge 0.50% Class B            $215.20            --               --         --         9.59%
      Highest contract charge 1.35% Class B           $193.78            --               --         --         8.66%
      All contract charges                                 --           188         $ 34,163       0.82%          --
2015  Lowest contract charge 0.50% Class B            $196.36            --               --         --        (1.92)%
      Highest contract charge 1.34% Class B           $178.53            --               --         --        (2.75)%
      All contract charges                                 --           204         $ 34,304       0.59%          --
2014  Lowest contract charge 0.50% Class B            $200.20            --               --         --        13.87%
      Highest contract charge 1.34% Class B           $183.58            --               --         --        12.92%
      All contract charges                                 --           179         $ 31,660       0.66%          --
FIDELITY(R)/ /VIP EQUITY-INCOME PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $188.08            --               --         --        (9.00)%
      Highest contract charge 1.20% Service Class 2   $176.88            --               --         --        (9.64)%
      All contract charges                                 --            69         $ 12,307       2.13%          --
2017  Lowest contract charge 0.50% Service Class 2    $206.67            --               --         --        12.09%
      Highest contract charge 1.20% Service Class 2   $195.75            --               --         --        11.30%
      All contract charges                                 --            64         $ 12,640       1.57%          --
2016  Lowest contract charge 0.50% Service Class 2    $184.38            --               --         --        17.12%
      Highest contract charge 1.20% Service Class 2   $175.87            --               --         --        16.30%
      All contract charges                                 --            58         $ 10,325       2.37%          --
2015  Lowest contract charge 0.50% Service Class 2    $157.43            --               --         --        (4.71)%
      Highest contract charge 1.20% Service Class 2   $151.22            --               --         --        (5.39)%
      All contract charges                                 --            50         $  7,681       3.28%          --
2014  Lowest contract charge 0.50% Service Class 2    $165.22            --               --         --         7.94%
      Highest contract charge 1.20% Service Class 2   $159.84            --               --         --         7.18%
      All contract charges                                 --            39         $  6,454       3.19%          --
FIDELITY(R)/ /VIP MID CAP PORTFOLIO
2018  Lowest contract charge 0.50% Service Class 2    $180.58            --               --         --       (15.20)%
      Highest contract charge 1.20% Service Class 2   $169.82            --               --         --       (15.80)%
      All contract charges                                 --           304         $ 51,722       0.41%          --
2017  Lowest contract charge 0.50% Service Class 2    $212.94            --               --         --        19.93%
      Highest contract charge 1.20% Service Class 2   $201.69            --               --         --        19.10%
      All contract charges                                 --           269         $ 54,048       0.51%          --

                                    FSA-149

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
FIDELITY(R)/ /VIP MID CAP PORTFOLIO (CONTINUED)
2016  Lowest contract charge 0.50% Service Class 2    $177.55           --               --          --        11.37%
      Highest contract charge 1.20% Service Class 2   $169.35           --               --          --        10.58%
      All contract charges                                 --          234          $39,627        0.35%          --
2015  Lowest contract charge 0.50% Service Class 2    $159.43           --               --          --        (2.12)%
      Highest contract charge 1.20% Service Class 2   $153.15           --               --          --        (2.81)%
      All contract charges                                 --          191          $29,387        0.29%          --
2014  Lowest contract charge 0.50% Service Class 2    $162.88           --               --          --         5.50%
      Highest contract charge 1.20% Service Class 2   $157.57           --               --          --         4.76%
      All contract charges                                 --          148          $23,272        0.02%          --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
2018  Lowest contract charge 0.00% Series II          $113.28           --               --          --        (7.81)%
      Highest contract charge 1.20% Series II         $168.59           --               --          --        (8.93)%
      All contract charges                                 --          288          $48,181        2.25%          --
2017  Lowest contract charge 0.00% Series II(e)       $122.88           --               --          --         8.35%
      Highest contract charge 1.20% Series II         $185.12           --               --          --         7.05%
      All contract charges                                 --          248          $45,760        1.63%          --
2016  Lowest contract charge 0.00% Series II          $112.48           --               --          --        14.54%
      Highest contract charge 1.20% Series II         $172.93           --               --          --        13.17%
      All contract charges                                 --          166          $28,770        1.35%          --
2015  Lowest contract charge 0.00% Series II(d)       $ 98.20           --               --          --        (1.88)%
      Highest contract charge 1.20% Series II         $152.81           --               --          --         0.60%
      All contract charges                                 --           78          $12,046        1.70%          --
2014  Lowest contract charge 0.50% Series II          $157.02           --               --          --        11.97%
      Highest contract charge 1.20% Series II         $151.90           --               --          --        11.18%
      All contract charges                                 --           46          $ 7,141        1.73%          --
INVESCO V.I. HIGH YIELD FUND
2018  Lowest contract charge 0.50% Series II          $128.15           --               --          --        (4.09)%
      Highest contract charge 1.45% Series II         $119.09           --               --          --        (5.01)%
      All contract charges                                 --          334          $40,326        4.92%          --
2017  Lowest contract charge 0.50% Series II          $133.61           --               --          --         5.60%
      Highest contract charge 1.45% Series II         $125.37           --               --          --         4.59%
      All contract charges                                 --          324          $41,199        4.01%          --
2016  Lowest contract charge 0.50% Series I           $126.53           --               --          --        10.28%
      Highest contract charge 1.45% Series I          $119.87           --               --          --         9.22%
      All contract charges                                 --          280          $34,051        4.11%          --
2015  Lowest contract charge 0.50% Series I           $114.74           --               --          --        (3.85)%
      Highest contract charge 1.45% Series I          $109.75           --               --          --        (4.76)%
      All contract charges                                 --          255          $28,355        5.55%          --
2014  Lowest contract charge 0.50% Series II          $119.34           --               --          --         1.08%
      Highest contract charge 1.45% Series II         $115.24           --               --          --         0.10%
      All contract charges                                 --          209          $24,316        4.77%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
2018  Lowest contract charge 0.50% Series II          $152.94           --               --          --       (12.04)%
      Highest contract charge 1.45% Series II         $124.92           --               --          --       (12.89)%
      All contract charges                                 --          131          $19,811        0.11%          --
2017  Lowest contract charge 0.50% Series II          $173.88           --               --          --        14.08%
      Highest contract charge 1.45% Series II         $143.40           --               --          --        12.99%
      All contract charges                                 --          128          $22,182        0.32%          --
2016  Lowest contract charge 0.50% Series II          $152.42           --               --          --        12.60%
      Highest contract charge 1.45% Series II         $126.91           --               --          --        11.53%
      All contract charges                                 --          119          $18,351        0.00%          --
2015  Lowest contract charge 0.50% Series II          $135.37           --               --          --        (4.76)%
      Highest contract charge 1.45% Series II         $113.79           --               --          --        (5.67)%
      All contract charges                                 --          107          $14,794        0.11%          --

                                    FSA-150

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------
                                                                                ACCUMULATION
                                                              UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                   UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                   ---------- ----------------- ------------ ------------- --------
INVESCO V.I. MID CAP CORE EQUITY FUND (CONTINUED)
2014  Lowest contract charge 0.50% Series II        $142.13            --               --         --         3.65%
      Highest contract charge 1.45% Series II       $120.63            --               --         --         2.66%
      All contract charges                               --            99         $ 14,583       0.00%          --
INVESCO V.I. SMALL CAP EQUITY FUND
2018  Lowest contract charge 0.50% Series II        $167.69            --               --         --       (15.70)%
      Highest contract charge 1.34% Series II       $178.52            --               --         --       (16.42)%
      All contract charges                               --            52         $  8,833       0.00%          --
2017  Lowest contract charge 0.50% Series II        $198.91            --               --         --        13.16%
      Highest contract charge 1.34% Series II       $213.58            --               --         --        12.20%
      All contract charges                               --            53         $ 10,641       0.00%          --
2016  Lowest contract charge 0.50% Series II        $175.78            --               --         --        11.28%
      Highest contract charge 1.34% Series II       $190.35            --               --         --        10.35%
      All contract charges                               --            53         $  9,535       0.00%          --
2015  Lowest contract charge 0.50% Series II        $157.96            --               --         --        (6.21)%
      Highest contract charge 1.34% Series II       $172.50            --               --         --        (7.00)%
      All contract charges                               --            52         $  8,732       0.00%          --
2014  Lowest contract charge 0.50% Series II        $168.42            --               --         --         1.57%
      Highest contract charge 1.34% Series II       $185.49            --               --         --         0.72%
      All contract charges                               --            44         $  7,886       0.00%          --
IVY VIP HIGH INCOME
2018  Lowest contract charge 0.50% Class II         $163.23            --               --         --        (2.61)%
      Highest contract charge 1.45% Class II        $134.40            --               --         --        (3.55)%
      All contract charges                               --         1,541         $237,179       6.26%          --
2017  Lowest contract charge 0.50% Class II         $167.60            --               --         --         6.15%
      Highest contract charge 1.45% Class II        $139.34            --               --         --         5.14%
      All contract charges                               --         1,452         $231,112       5.42%          --
2016  Lowest contract charge 0.50% Class II         $157.89            --               --         --        15.60%
      Highest contract charge 1.45% Class II        $132.53            --               --         --        14.51%
      All contract charges                               --         1,293         $195,046       7.20%          --
2015  Lowest contract charge 0.50% Class I          $136.58            --               --         --        (6.97)%
      Highest contract charge 1.45% Class I         $115.74            --               --         --        (7.86)%
      All contract charges                               --         1,240         $162,881       6.09%          --
2014  Lowest contract charge 0.50% Class I          $146.81            --               --         --         1.40%
      Highest contract charge 1.45% Class II        $125.61            --               --         --         0.42%
      All contract charges                               --         1,158         $164,863       4.70%          --
IVY VIP SMALL CAP GROWTH
2018  Lowest contract charge 0.50% Class II         $184.22            --               --         --        (4.59)%
      Highest contract charge 1.34% Class II        $136.45            --               --         --        (5.41)%
      All contract charges                               --           200         $ 30,759       0.36%          --
2017  Lowest contract charge 0.50% Class II         $193.09            --               --         --        22.50%
      Highest contract charge 1.34% Class II        $144.25            --               --         --        21.47%
      All contract charges                               --           160         $ 25,839       0.00%          --
2016  Lowest contract charge 0.50% Class II         $157.62            --               --         --         2.40%
      Highest contract charge 1.34% Class II        $118.75            --               --         --         1.54%
      All contract charges                               --           149         $ 19,347       0.00%          --
2015  Lowest contract charge 0.50% Class II         $153.92            --               --         --         1.37%
      Highest contract charge 1.45% Class II        $116.35            --               --         --         0.41%
      All contract charges                               --           158         $ 19,869       0.00%          --
2014  Lowest contract charge 0.50% Class II         $151.84            --               --         --         1.09%
      Highest contract charge 1.45% Class II        $115.88            --               --         --         0.12%
      All contract charges                               --            83         $ 10,910       0.00%          --
MFS(R)/ /INVESTORS TRUST SERIES
2018  Lowest contract charge 0.50% Service Class    $208.90            --               --         --        (6.18)%
      Highest contract charge 1.34% Service Class   $219.04            --               --         --        (6.98)%
      All contract charges                               --            80         $ 16,778       0.45%          --

                                    FSA-151

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                         --------------------------------------------------------------
                                                                                      ACCUMULATION
                                                                    UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                         UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                         ---------- ----------------- ------------ ------------- --------
MFS(R)/ /INVESTORS TRUST SERIES (CONTINUED)
2017    Lowest contract charge 0.50% Service Class        $222.67            --               --         --       22.41%
        Highest contract charge 1.34% Service Class       $235.47            --               --         --       21.38%
        All contract charges                                   --            78         $ 17,704       0.56%         --
2016    Lowest contract charge 0.50% Service Class        $181.90            --               --         --        7.78%
        Highest contract charge 1.34% Service Class       $193.99            --               --         --        6.87%
        All contract charges                                   --            72         $ 13,353       0.58%         --
2015    Lowest contract charge 0.50% Service Class        $168.77            --               --         --       (0.55)%
        Highest contract charge 1.34% Service Class       $181.52            --               --         --       (1.39)%
        All contract charges                                   --            68         $ 12,058       0.68%         --
2014    Lowest contract charge 0.50% Service Class        $169.70            --               --         --       10.16%
        Highest contract charge 1.34% Service Class       $184.08            --               --         --        9.23%
        All contract charges                                   --            68         $ 12,152       0.78%         --
MFS(R)/ /MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
2018    Lowest contract charge 0.50% Service Class        $263.30            --               --         --        0.07%
        Highest contract charge 1.34% Service Class       $245.35            --               --         --       (0.78)%
        All contract charges                                   --            73         $ 18,288       0.34%         --
2017    Lowest contract charge 0.50% Service Class        $263.11            --               --         --       27.46%
        Highest contract charge 1.34% Service Class       $247.28            --               --         --       26.39%
        All contract charges                                   --            69         $ 17,383       0.42%         --
2016    Lowest contract charge 0.50% Service Class        $206.42            --               --         --        5.31%
        Highest contract charge 1.34% Service Class       $195.65            --               --         --        4.43%
        All contract charges                                   --            69         $ 13,609       0.40%         --
2015    Lowest contract charge 0.50% Service Class(b)     $196.01            --               --         --       (2.00)%
        Highest contract charge 1.34% Service Class(b)    $187.35            --               --         --       (2.64)%
        All contract charges                                   --            55         $ 10,568       0.46%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.70% Class A              $176.49            --               --         --       (0.91)%
        Highest contract charge 1.45% Class A             $145.49            --               --         --       (1.67)%
        All contract charges                                   --         3,245         $563,402       0.13%         --
2017    Lowest contract charge 0.70% Class A              $178.11            --               --         --       29.44%
        Highest contract charge 1.45% Class A             $147.96            --               --         --       28.47%
        All contract charges                                   --         3,579         $628,070       0.15%         --
2016    Lowest contract charge 0.70% Class A              $137.60            --               --         --        2.72%
        Highest contract charge 1.45% Class A             $115.17            --               --         --        1.95%
        All contract charges                                   --         3,933         $533,772       0.53%         --
2015    Lowest contract charge 0.70% Class A              $133.96            --               --         --        3.26%
        Highest contract charge 1.45% Class A             $112.97            --               --         --        2.48%
        All contract charges                                   --         4,332         $573,539       0.16%         --
2014    Lowest contract charge 0.70% Class A              $129.73            --               --         --        9.89%
        Highest contract charge 1.45% Class A             $110.24            --               --         --        9.06%
        All contract charges                                   --         4,724         $606,822       0.10%         --
MULTIMANAGER AGGRESSIVE EQUITY
2018    Lowest contract charge 0.50% Class B              $163.92            --               --         --       (0.71)%
        Highest contract charge 1.30% Class B             $195.99            --               --         --       (1.50)%
        All contract charges                                   --           166         $ 25,401       0.13%         --
2017    Lowest contract charge 0.50% Class B              $165.10            --               --         --       29.70%
        Highest contract charge 1.30% Class B             $198.98            --               --         --       28.68%
        All contract charges                                   --           166         $ 25,903       0.15%         --
2016    Lowest contract charge 0.50% Class B              $127.29            --               --         --        2.93%
        Highest contract charge 1.30% Class B             $154.63            --               --         --        2.11%
        All contract charges                                   --           179         $ 21,680       0.53%         --
2015    Lowest contract charge 0.50% Class B              $123.67            --               --         --        3.46%
        Highest contract charge 1.30% Class B             $151.43            --               --         --        2.65%
        All contract charges                                   --           203         $ 24,139       0.16%         --

                                    FSA-152

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
MULTIMANAGER AGGRESSIVE EQUITY (CONTINUED)
2014  Lowest contract charge 0.50% Class B    $119.53           --                --         --        10.12%
      Highest contract charge 1.30% Class B   $147.52           --                --         --         9.24%
      All contract charges                         --          222          $ 25,616       0.10%          --
MULTIMANAGER CORE BOND
2018  Lowest contract charge 0.40% Class B    $105.93           --                --         --        (0.80)%
      Highest contract charge 1.45% Class B   $143.38           --                --         --        (1.85)%
      All contract charges                         --          701          $103,441       2.70%          --
2017  Lowest contract charge 0.40% Class B    $106.78           --                --         --         2.58%
      Highest contract charge 1.45% Class B   $146.08           --                --         --         1.51%
      All contract charges                         --          755          $113,109       2.08%          --
2016  Lowest contract charge 0.40% Class B    $104.09           --                --         --         2.23%
      Highest contract charge 1.45% Class B   $143.91           --                --         --         1.16%
      All contract charges                         --          794          $116,522       2.08%          --
2015  Lowest contract charge 0.40% Class B    $101.82           --                --         --        (0.26)%
      Highest contract charge 1.45% Class B   $142.26           --                --         --        (1.32)%
      All contract charges                         --          833          $120,425       1.92%          --
2014  Lowest contract charge 0.40% Class B    $102.09           --                --         --         3.33%
      Highest contract charge 1.45% Class B   $144.17           --                --         --         2.24%
      All contract charges                         --          877          $128,120       2.06%          --
MULTIMANAGER MID CAP GROWTH
2018  Lowest contract charge 0.50% Class B    $239.35           --                --         --        (6.25)%
      Highest contract charge 1.45% Class B   $203.32           --                --         --        (7.15)%
      All contract charges                         --          343          $ 71,852       0.00%          --
2017  Lowest contract charge 0.50% Class B    $255.30           --                --         --        26.03%
      Highest contract charge 1.45% Class B   $218.97           --                --         --        24.83%
      All contract charges                         --          362          $ 81,983       0.00%          --
2016  Lowest contract charge 0.50% Class B    $202.57           --                --         --         6.25%
      Highest contract charge 1.45% Class B   $175.41           --                --         --         5.23%
      All contract charges                         --          386          $ 69,549       0.10%          --
2015  Lowest contract charge 0.50% Class B    $190.66           --                --         --        (2.01)%
      Highest contract charge 1.45% Class B   $166.69           --                --         --        (2.95)%
      All contract charges                         --          426          $ 72,928       0.00%          --
2014  Lowest contract charge 0.50% Class B    $194.58           --                --         --         4.34%
      Highest contract charge 1.45% Class B   $171.76           --                --         --         3.35%
      All contract charges                         --          445          $ 78,682       0.00%          --
MULTIMANAGER MID CAP VALUE
2018  Lowest contract charge 0.40% Class B    $158.84           --                --         --       (13.10)%
      Highest contract charge 1.45% Class B   $204.74           --                --         --       (14.02)%
      All contract charges                         --          213          $ 44,482       0.74%          --
2017  Lowest contract charge 0.40% Class B    $182.79           --                --         --         8.84%
      Highest contract charge 1.45% Class B   $238.13           --                --         --         7.69%
      All contract charges                         --          231          $ 56,322       0.76%          --
2016  Lowest contract charge 0.40% Class B    $167.95           --                --         --        18.61%
      Highest contract charge 1.45% Class B   $221.12           --                --         --        17.35%
      All contract charges                         --          254          $ 57,175       1.03%          --
2015  Lowest contract charge 0.40% Class B    $141.60           --                --         --        (5.93)%
      Highest contract charge 1.45% Class B   $188.42           --                --         --        (6.92)%
      All contract charges                         --          281          $ 53,666       0.67%          --
2014  Lowest contract charge 0.40% Class B    $150.53           --                --         --         4.92%
      Highest contract charge 1.45% Class B   $202.43           --                --         --         3.82%
      All contract charges                         --          314          $ 64,158       0.43%          --
MULTIMANAGER TECHNOLOGY
2018  Lowest contract charge 0.50% Class B    $332.93           --                --         --         1.78%
      Highest contract charge 1.45% Class B   $282.81           --                --         --         0.80%
      All contract charges                         --          656          $191,090       0.15%          --

                                    FSA-153

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                                                  ACCUMULATION
                                                                UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                     UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                     ---------- ----------------- ------------ ------------- --------
MULTIMANAGER TECHNOLOGY (CONTINUED)
2017  Lowest contract charge 0.50% Class B            $327.10           --                --          --       38.43%
      Highest contract charge 1.45% Class B           $280.56           --                --          --       37.11%
      All contract charges                                 --          667          $191,981        0.00%         --
2016  Lowest contract charge 0.50% Class B            $236.30           --                --          --        8.40%
      Highest contract charge 1.45% Class B           $204.62           --                --          --        7.37%
      All contract charges                                 --          689          $144,841        0.01%         --
2015  Lowest contract charge 0.50% Class B            $217.98           --                --          --        5.76%
      Highest contract charge 1.45% Class B           $190.58           --                --          --        4.75%
      All contract charges                                 --          763          $148,717        0.00%         --
2014  Lowest contract charge 0.50% Class B            $206.11           --                --          --       12.98%
      Highest contract charge 1.45% Class B           $181.93           --                --          --       11.90%
      All contract charges                                 --          799          $148,438        0.00%         --
OPPENHEIMER MAIN STREET FUND(R)/VA
2018  Lowest contract charge 0.50% Service Class      $213.15           --                --          --       (8.56)%
      Highest contract charge 1.20% Service Class     $200.46           --                --          --       (9.21)%
      All contract charges                                 --           31          $  6,321        0.90%         --
2017  Lowest contract charge 0.50% Service Class      $233.11           --                --          --       16.06%
      Highest contract charge 1.20% Service Class     $220.79           --                --          --       15.24%
      All contract charges                                 --           28          $  6,219        1.03%         --
2016  Lowest contract charge 0.50% Service Class      $200.86           --                --          --       10.75%
      Highest contract charge 1.20% Service Class     $191.59           --                --          --        9.96%
      All contract charges                                 --           21          $  4,187        0.85%         --
2015  Lowest contract charge 0.50% Service Class      $181.37           --                --          --        2.59%
      Highest contract charge 1.20% Service Class     $174.23           --                --          --        1.87%
      All contract charges                                 --           15          $  2,773        0.65%         --
2014  Lowest contract charge 0.50% Service Class      $176.79           --                --          --        9.85%
      Highest contract charge 1.20% Service Class     $171.03           --                --          --        9.08%
      All contract charges                                 --           12          $  2,046        0.55%         --
PIMCO COMMODITYREALRETURN(R)/ /STRATEGY PORTFOLIO
2018  Lowest contract charge 0.00% Advisor Class      $ 86.58           --                --          --      (14.20)%
      Highest contract charge 1.20% Advisor Class     $ 56.32           --                --          --      (15.23)%
      All contract charges                                 --          133          $  7,582        1.97%         --
2017  Lowest contract charge 0.00% Advisor Class(e)   $100.91           --                --          --        2.04%
      Highest contract charge 1.20% Advisor Class     $ 66.44           --                --          --        0.82%
      All contract charges                                 --          123          $  8,220       10.91%         --
2016  Lowest contract charge 0.00% Advisor Class      $ 87.28           --                --          --       14.87%
      Highest contract charge 1.20% Advisor Class     $ 65.90           --                --          --       13.50%
      All contract charges                                 --          106          $  7,011        1.03%         --
2015  Lowest contract charge 0.00% Advisor Class(d)   $ 75.98           --                --          --      (23.02)%
      Highest contract charge 1.20% Advisor Class     $ 58.06           --                --          --      (26.55)%
      All contract charges                                 --           89          $  5,188        4.14%         --
2014  Lowest contract charge 0.50% Advisor Class      $ 81.72           --                --          --      (19.15)%
      Highest contract charge 1.20% Advisor Class     $ 79.05           --                --          --      (19.72)%
      All contract charges                                 --           68          $  5,384        0.27%         --
TARGET 2015 ALLOCATION
2018  Lowest contract charge 0.50% Class B            $141.83           --                --          --       (4.79)%
      Highest contract charge 1.34% Class B           $127.77           --                --          --       (5.59)%
      All contract charges                                 --          125          $ 16,254        1.55%         --
2017  Lowest contract charge 0.50% Class B            $148.96           --                --          --       10.75%
      Highest contract charge 1.34% Class B           $135.34           --                --          --        9.82%
      All contract charges                                 --          157          $ 21,214        1.29%         --
2016  Lowest contract charge 0.40% Class B            $123.50           --                --          --        5.21%
      Highest contract charge 1.34% Class B           $123.24           --                --          --        4.22%
      All contract charges                                 --          180          $ 22,285        1.42%         --

                                    FSA-154

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                 YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------------------
                                                                          ACCUMULATION
                                                        UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                             UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                             ---------- ----------------- ------------ ------------- --------
TARGET 2015 ALLOCATION (CONTINUED)
2015  Lowest contract charge 0.50% Class B    $127.97           --               --          --       (2.40)%
      Highest contract charge 1.34% Class B   $118.25           --               --          --       (3.22)%
      All contract charges                         --          194          $22,954        1.16%         --
2014  Lowest contract charge 0.50% Class B    $131.12           --               --          --        2.45%
      Highest contract charge 1.34% Class B   $122.19           --               --          --        1.58%
      All contract charges                         --          204          $24,803        1.19%         --
TARGET 2025 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $142.70           --               --          --       (6.52)%
      Highest contract charge 1.45% Class B   $135.08           --               --          --       (7.52)%
      All contract charges                         --          527          $73,264        1.62%         --
2017  Lowest contract charge 0.40% Class B    $152.66           --               --          --       14.95%
      Highest contract charge 1.45% Class B   $146.06           --               --          --       13.75%
      All contract charges                         --          521          $77,893        1.52%         --
2016  Lowest contract charge 0.40% Class B    $132.80           --               --          --        6.99%
      Highest contract charge 1.45% Class B   $128.41           --               --          --        5.87%
      All contract charges                         --          461          $60,164        1.50%         --
2015  Lowest contract charge 0.40% Class B    $124.12           --               --          --       (2.44)%
      Highest contract charge 1.45% Class B   $121.29           --               --          --       (3.46)%
      All contract charges                         --          437          $53,745        1.28%         --
2014  Lowest contract charge 0.50% Class B    $136.08           --               --          --        3.51%
      Highest contract charge 1.45% Class B   $125.64           --               --          --        2.52%
      All contract charges                         --          405          $51,648        1.31%         --
TARGET 2035 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $149.72           --               --          --       (7.55)%
      Highest contract charge 1.45% Class B   $139.96           --               --          --       (8.52)%
      All contract charges                         --          577          $83,122        1.59%         --
2017  Lowest contract charge 0.40% Class B    $161.94           --               --          --       17.30%
      Highest contract charge 1.45% Class B   $153.00           --               --          --       16.06%
      All contract charges                         --          516          $80,987        1.51%         --
2016  Lowest contract charge 0.40% Class B    $138.06           --               --          --        7.59%
      Highest contract charge 1.45% Class B   $131.83           --               --          --        6.47%
      All contract charges                         --          450          $60,682        1.48%         --
2015  Lowest contract charge 0.40% Class B    $128.32           --               --          --       (2.42)%
      Highest contract charge 1.45% Class B   $123.82           --               --          --       (3.45)%
      All contract charges                         --          411          $51,693        1.33%         --
2014  Lowest contract charge 0.40% Class B    $131.50           --               --          --        4.07%
      Highest contract charge 1.45% Class B   $128.25           --               --          --        2.97%
      All contract charges                         --          370          $47,918        1.35%         --
TARGET 2045 ALLOCATION
2018  Lowest contract charge 0.40% Class B    $156.08           --               --          --       (8.36)%
      Highest contract charge 1.45% Class B   $142.67           --               --          --       (9.32)%
      All contract charges                         --          478          $70,067        1.53%         --
2017  Lowest contract charge 0.40% Class B    $170.31           --               --          --       19.21%
      Highest contract charge 1.45% Class B   $157.34           --               --          --       17.96%
      All contract charges                         --          431          $69,508        1.50%         --
2016  Lowest contract charge 0.40% Class B    $142.86           --               --          --        8.25%
      Highest contract charge 1.45% Class B   $133.38           --               --          --        7.12%
      All contract charges                         --          382          $52,165        1.47%         --
2015  Lowest contract charge 0.40% Class B    $131.97           --               --          --       (2.71)%
      Highest contract charge 1.45% Class B   $124.52           --               --          --       (3.64)%
      All contract charges                         --          340          $43,122        1.38%         --
2014  Lowest contract charge 0.40% Class B    $135.64           --               --          --        4.36%
      Highest contract charge 1.45% Class B   $129.23           --               --          --        3.26%
      All contract charges                         --          287          $37,869        1.42%         --

                                    FSA-155

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                    ---------------------------------------------------------------
                                                                                 ACCUMULATION
                                                               UNITS OUTSTANDING UNIT VALUES   INVESTMENT    TOTAL
                                                    UNIT VALUE      (000'S)        (000'S)    INCOME RATIO* RETURN**
                                                    ---------- ----------------- ------------ ------------- --------
TARGET 2055 ALLOCATION
2018  Lowest contract charge 0.50% Class B           $110.19           --               --          --        (9.24)%
      Highest contract charge 1.34% Class B          $106.85           --               --          --       (10.01)%
      All contract charges                                --          124          $13,369        1.86%          --
2017  Lowest contract charge 0.50% Class B           $121.41           --               --          --        21.18%
      Highest contract charge 1.34% Class B          $118.74           --               --          --        20.17%
      All contract charges                                --           68          $ 8,093        1.90%          --
2016  Lowest contract charge 0.50% Class B           $100.19           --               --          --         8.96%
      Highest contract charge 1.34% Class B          $ 98.81           --               --          --         8.04%
      All contract charges                                --           32          $ 3,226        2.17%          --
2015  Lowest contract charge 0.50% Class B(c)        $ 91.95           --               --          --        (6.99)%
      Highest contract charge 1.34% Class B(c)       $ 91.46           --               --          --        (7.46)%
      All contract charges                                --            6          $   538        3.16%          --
TEMPLETON GLOBAL BOND VIP FUND
2018  Lowest contract charge 0.50% Class 2           $121.64           --               --          --         1.43%
      Highest contract charge 1.20% Class 2          $114.40           --               --          --         0.70%
      All contract charges                                --          598          $68,652        0.00%          --
2017  Lowest contract charge 0.50% Class 2           $119.93           --               --          --         1.41%
      Highest contract charge 1.20% Class 2          $113.60           --               --          --         0.71%
      All contract charges                                --          564          $64,165        0.00%          --
2016  Lowest contract charge 0.50% Class 2           $118.26           --               --          --         2.43%
      Highest contract charge 1.20% Class 2          $112.80           --               --          --         1.70%
      All contract charges                                --          502          $56,677        0.00%          --
2015  Lowest contract charge 0.50% Class 2           $115.46           --               --          --        (4.78)%
      Highest contract charge 1.20% Class 2          $110.91           --               --          --        (5.45)%
      All contract charges                                --          427          $47,351        7.80%          --
2014  Lowest contract charge 0.50% Class 2           $121.26           --               --          --         1.33%
      Highest contract charge 1.20% Class 2          $117.30           --               --          --         0.61%
      All contract charges                                --          328          $38,426        4.98%          --
VANECK VIP GLOBAL HARD ASSETS FUND
2018  Lowest contract charge 0.50% Class S Shares    $ 49.33           --               --          --       (28.78)%
      Highest contract charge 1.45% Class S Shares   $ 45.84           --               --          --       (29.47)%
      All contract charges                                --          375          $17,520        0.00%          --
2017  Lowest contract charge 0.50% Class S Shares    $ 69.26           --               --          --        (2.46)%
      Highest contract charge 1.45% Class S Shares   $ 64.99           --               --          --        (3.39)%
      All contract charges                                --          370          $24,338        0.00%          --
2016  Lowest contract charge 0.50% Class S Shares    $ 71.01           --               --          --        42.70%
      Highest contract charge 1.45% Class S Shares   $ 67.27           --               --          --        41.35%
      All contract charges                                --          380          $25,817        0.37%          --
2015  Lowest contract charge 0.50% Class S Shares    $ 49.76           --               --          --       (33.96)%
      Highest contract charge 1.45% Class S Shares   $ 47.59           --               --          --       (34.59)%
      All contract charges                                --          318          $15,253        0.03%          --
2014  Lowest contract charge 0.50% Class S Shares    $ 75.35           --               --          --       (19.75)%
      Highest contract charge 1.45% Class S Shares   $ 72.76           --               --          --       (20.52)%
      All contract charges                                --          249          $18,317        0.00%          --

   ----------
  (a)Units were made available on June 13, 2014.
  (b)Units were made available on March 27, 2015.
  (c)Units were made available on May 26, 2015.
  (d)Units were made available on June 19, 2015.
  (e)Units were made available on January 25, 2016.
  (f)1290 VT Small Cap Value replaced AXA/Pacific Global Small Cap Value due to a fund merger on May 19, 2017.
  (g)All Asset Growth-Alt 20 replaced All Asset Aggressive-Alt 25 due to a fund merger on May 19, 2017.
  (h)Units were made available on May 19, 2017.
  (i)Charter/SM /Moderate replaced Charter/SM /International Moderate due to a fund merger on May 19, 2017.
  (j)EQ/PIMCO Global Real Return replaced Charter/SM /Real Assets due to a fund merger on May 19, 2017.

                                    FSA-156

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2018

8. Financial Highlights (Concluded)

  (k)Units were made available on October 22, 2018.
  (l)EQ/American Century Mid Cap Value replaced American Century VP Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (m)EQ/Fidelity Institutional AM/SM /Large Cap replaced Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio due to a fund substitution on October 22, 2018.
  (n)EQ/Goldman Sachs Mid Cap Value replaced Goldman Sachs VIT Mid Cap Value Fund due to a fund substitution on October 22, 2018.
  (o)EQ/Invesco Global Real Estate replaced Invesco V.I. Global Real Estate Fund due to a fund substitution on October 22, 2018.
  (p)EQ/Invesco International Growth replaced Invesco V.I. International Growth Fund due to a fund substitution on October 22, 2018.
  (q)EQ/Ivy Energy replaced IVY VIP Energy due to a fund substitution on October 22, 2018.
  (r)EQ/Ivy Mid Cap Growth replaced IVY VIP Mid Cap Growth due to a fund substitution on October 22, 2018.
  (s)EQ/Lazard Emerging Markets Equity replaced Lazard Retirement Emerging Markets Equity Portfolio due to a fund substitution on October 22, 2018.
  (t)EQ/MFS International Value replaced MFS(R)/ /International Value Portfolio due to a fund substitution on October 22, 2018.
  (u)EQ/MFS Technology replaced MFS(R)/ /Technology Portfolio due to a fund substitution on October 22, 2018.
  (v)EQ/MFS Utility Series replaced MFS(R)/ /Utility Series due to a fund substitution on October 22, 2018.
  * This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
  ** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2018 through April 15, 2019, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-157

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.......................................................   F-1

Consolidated Financial Statements:
 Consolidated Balance Sheets, as of December 31, 2018 and 2017................................................   F-2
 Consolidated Statements of Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016...............   F-4
 Consolidated Statements of Comprehensive Income (Loss), for the Years Ended December 31, 2018, 2017 and 2016.   F-5
 Consolidated Statements of Equity, for the Years Ended December 31, 2018, 2017 and 2016......................   F-6
 Consolidated Statements of Cash Flows, for the Years Ended December 31, 2018, 2017 and 2016..................   F-7
 Notes to Consolidated Financial Statements
   Note 1 -- Organization.....................................................................................  F-10
   Note 2 -- Significant Accounting Policies..................................................................  F-10
   Note 3 -- Investments......................................................................................  F-26
   Note 4 -- Intangible Assets................................................................................  F-41
   Note 5 -- Closed Block.....................................................................................  F-41
   Note 6 -- DAC and Policyholder Bonus Interest Credits......................................................  F-43
   Note 7 -- Fair Value Disclosures...........................................................................  F-44
   Note 8 -- Insurance Liabilities............................................................................  F-56
   Note 9 -- Revenue Recognition..............................................................................  F-59
   Note 10 -- Reinsurance Agreements..........................................................................  F-59
   Note 11 -- Long-term Debt..................................................................................  F-60
   Note 12 -- Related Party Transactions......................................................................  F-60
   Note 13 -- Employee Benefit Plans..........................................................................  F-64
   Note 14 -- Share-Based and Other Compensation Programs.....................................................  F-64
   Note 15 -- Income Taxes....................................................................................  F-69
   Note 16 -- Accumulated Other Comprehensive Income (Loss)...................................................  F-71
   Note 17 -- Commitments and Contingent Liabilities..........................................................  F-72
   Note 18 -- Insurance Group Statutory Financial Information.................................................  F-74
   Note 19 -- Discontinued Operations.........................................................................  F-75
   Note 20 -- Revision of Prior Period Financial Statements...................................................  F-77
   Note 21 -- Quarterly Results of Operations (Unaudited).....................................................  F-83
   Note 22 -- Subsequent Events...............................................................................  F-99
Audited Consolidated Financial Statement Schedules

 Schedule I -- Summary of Investments -- Other than Investments in Related Parties, as of December 31, 2018... F-100
 Schedule IV -- Reinsurance, as of and for the Years Ended December 31, 2018, 2017 and 2016................... F-101

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company:

OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying consolidated balance sheets of AXA Equitable Life Insurance Company and its subsidiaries (the Company) as of December 31, 2018 and 2017, and the related consolidated statements of income (loss), comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the accompanying index (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed in 2018 the manner in which it accounts for certain income tax effects originally recognized in accumulated other comprehensive income.

BASIS FOR OPINION

These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, NY

March 28, 2019

We have served as the Company's auditor since 1993.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017

                                                             2018       2017
                                                           ---------  ---------
                                                           (IN MILLIONS, EXCEPT
                                                             SHARE AMOUNTS)
ASSETS
Investments:
  Fixed maturities available for sale, at fair value
   (amortized cost of $42,492 and $34,831)................ $  41,915  $  36,358
  Mortgage loans on real estate (net of valuation
   allowance of $7 and $8)................................    11,818     10,935
  Real estate held for production of income...............        52        390
  Policy loans............................................     3,267      3,315
  Other equity investments................................     1,144      1,264
  Trading securities, at fair value.......................    15,166     12,277
  Other invested assets...................................     1,554      1,830
                                                           ---------  ---------
   Total investments......................................    74,916     66,369
Cash and cash equivalents.................................     2,622      2,400
Cash and securities segregated, at fair value.............        --          9
Deferred policy acquisition costs.........................     5,011      4,492
Amounts due from reinsurers...............................     3,124      5,079
Loans to affiliates.......................................       600        703
GMIB reinsurance contract asset, at fair value............     1,991     10,488
Current and deferred income taxes.........................       438         --
Other assets..............................................     2,763      4,018
Assets of disposed subsidiary.............................        --      9,835
Separate Accounts assets..................................   108,487    122,537
                                                           ---------  ---------

TOTAL ASSETS.............................................. $ 199,952  $ 225,930
                                                           =========  =========

LIABILITIES
Policyholders' account balances........................... $  46,403  $  43,805
Future policy benefits and other
  policyholders' liabilities..............................    29,808     29,070
Broker-dealer related payables............................        69        430
Securities sold under agreements to repurchase............       573      1,887
Amounts due to reinsurers.................................       113        134
Long-term debt............................................        --        203
Loans from affiliates.....................................       572         --
Current and deferred income taxes.........................        --      1,550
Other liabilities.........................................     1,460      1,242
Liabilities of disposed subsidiary........................        --      4,954
Separate Accounts liabilities.............................   108,487    122,537
                                                           ---------  ---------
   Total Liabilities...................................... $ 187,485  $ 205,812
                                                           ---------  ---------
Redeemable noncontrolling interest:
  Continuing operations................................... $      39  $      24
  Disposed subsidiary.....................................        --        602
                                                           ---------  ---------
   Redeemable noncontrolling interest..................... $      39  $     626
                                                           ---------  ---------

Commitments and contingent liabilities (Note 17)

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2018 AND 2017
                                  (CONTINUED)

                                                      2018      2017
                                                   ---------  ---------
                                                   (IN MILLIONS, EXCEPT
                                                      SHARE AMOUNTS)
EQUITY
Equity attributable to AXA Equitable:
  Common stock, $1.25 par value; 2,000,000 shares
   authorized, issued and outstanding............. $       2  $       2
  Capital in excess of par value..................     7,807      6,859
  Retained earnings...............................     5,098      8,938
  Accumulated other comprehensive income (loss)...      (491)       598
                                                   ---------  ---------
   Total equity attributable to AXA Equitable.....    12,416     16,397
                                                   ---------  ---------
Noncontrolling interest...........................        12      3,095
                                                   ---------  ---------
   Total Equity...................................    12,428     19,492
                                                   ---------  ---------

TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY............................. $ 199,952  $ 225,930
                                                   =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                    --------  ---------  ---------
                                                             (IN MILLIONS)
REVENUES
Policy charges and fee income...................... $  3,523  $   3,294  $   3,311
Premiums...........................................      862        904        880
Net derivative gains (losses)......................   (1,010)       894     (1,321)
Net investment income (loss).......................    2,478      2,441      2,168
Investment gains (losses), net:
  Total other-than-temporary impairment losses.....      (37)       (13)       (65)
  Other investment gains (losses), net.............       41       (112)        83
                                                    --------  ---------  ---------
   Total investment gains (losses), net............        4       (125)        18
                                                    --------  ---------  ---------
Investment management and service fees.............    1,029      1,007        951
Other income.......................................       65         41         36
                                                    --------  ---------  ---------
   Total revenues..................................    6,951      8,456      6,043
                                                    --------  ---------  ---------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits............................    3,005      3,473      2,771
Interest credited to policyholders'
  account balances.................................    1,002        921        905
Compensation and benefits..........................      422        327        364
Commissions and distribution related payments......      620        628        635
Interest expense...................................       34         23         13
Amortization of deferred policy acquisition costs..      431        900        642
Other operating costs and expenses.................    2,918        635        753
                                                    --------  ---------  ---------
   Total benefits and other deductions.............    8,432      6,907      6,083
                                                    --------  ---------  ---------
Income (loss) from continuing operations, before
  income taxes.....................................   (1,481)     1,549        (40)
Income tax (expense) benefit from
  continuing operations............................      446      1,210        164
                                                    --------  ---------  ---------
Net income (loss) from continuing operations.......   (1,035)     2,759        124
Net income (loss) from discontinued operations,
  net of taxes and noncontrolling interest.........      114         85         66
                                                    --------  ---------  ---------
Net income (loss)..................................     (921)     2,844        190
  Less: net (income) loss attributable to the
   noncontrolling interest.........................        3         (1)        --
                                                    --------  ---------  ---------
Net income (loss) attributable to AXA Equitable.... $   (918) $   2,843  $     190
                                                    ========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018      2017     2016
                                                   ---------  --------  ------
                                                          (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)................................. $    (921) $  2,844  $  190
                                                   ---------  --------  ------

Other Comprehensive income (loss) net of income
taxes:
  Change in unrealized gains (losses), net of
   reclassification adjustment....................    (1,230)      625    (233)
  Changes in defined benefit plan related items
   not yet recognized in periodic benefit cost,
   net of reclassification adjustment.............        (4)       (5)     (3)
  Other comprehensive income (loss) from
   discontinued operations........................        --       (18)     17
                                                   ---------  --------  ------
Total other comprehensive income (loss), net of
  income taxes....................................    (1,234)      602    (219)
                                                   ---------  --------  ------

Comprehensive income (loss) attributable to
  AXA Equitable................................... $  (2,155) $  3,446  $  (29)
                                                   =========  ========  ======

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
EQUITY ATTRIBUTABLE TO AXA EQUITABLE:
  COMMON STOCK, AT PAR VALUE, BEGINNING AND END
   OF YEAR........................................ $       2  $       2  $       2
                                                   ---------  ---------  ---------

  Capital in excess of par value, beginning
   of year........................................ $   6,859  $   5,339  $   5,321
  Capital contribution from parent company........        --      1,500         --
  Transfer of deferred tax asset in GMxB Unwind...     1,209         --         --
  Settlement of intercompany payables in
   GMxB Unwind....................................      (297)        --         --
  Other...........................................        36         20         18
                                                   ---------  ---------  ---------
  CAPITAL IN EXCESS OF PAR VALUE, END OF YEAR..... $   7,807  $   6,859  $   5,339
                                                   ---------  ---------  ---------

  Retained earnings, beginning of year............ $   8,938  $   6,095  $   6,955
  Cumulative effect of adoption of revenue
   recognition standard ASC 606...................         8         --         --
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS
   ATTRIBUTE TO DISPOSED SUBSIDIARY...............       (83)        --         --
  Net income (loss) attributable to AXA Equitable.      (918)     2,843        190
  Dividend to parent company......................    (1,672)        --     (1,050)
  Distribution of disposed subsidiary.............    (1,175)        --         --
                                                   ---------  ---------  ---------
  RETAINED EARNINGS, END OF YEAR.................. $   5,098  $   8,938  $   6,095
                                                   ---------  ---------  ---------

  Accumulated other comprehensive income (loss),
   beginning of year.............................. $     598  $      (4) $     215
  Cumulative effect of adoption of ASU 2018-02,
   RECLASSIFICATION OF CERTAIN TAX EFFECTS........        83         --         --
  Other comprehensive income (loss)...............    (1,234)       602       (219)
  Transfer of accumulated other comprehensive
   income to discontinued operations..............        62         --         --
                                                   ---------  ---------  ---------
  ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS),
   END OF YEAR....................................      (491)       598         (4)
                                                   ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...... $  12,416  $  16,397  $  11,432
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST
  Noncontrolling interest, continuing operations,
   beginning of year.............................. $      19  $      --  $      --
  Net earnings (loss) attributable to
   noncontrolling interest........................         1         --         --
  Net earnings (loss) attributable to redeemable
   noncontrolling interests.......................         2         (1)        --
  Consolidation of real estate joint ventures.....        --         19         --
  Deconsolidation of real estate joint ventures...        (8)        --         --
  Reclassification of net earnings (loss)
   attributable to redeemable
   noncontrolling interests.......................        (2)         1         --
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, CONTINUING OPERATIONS,
   END OF YEAR.................................... $      12  $      19  $      --
                                                   ---------  ---------  ---------

  Noncontrolling interest, discontinued
   operations, beginning of year.................. $   3,076  $   3,096  $   3,059
  Repurchase of AB Holding Units..................        --       (158)      (168)
  Net earnings (loss) attributable to
   noncontrolling interest........................        --        485        491
  Dividends paid to noncontrolling interest.......        --       (457)      (384)
  Transfer of AB Holding Units....................    (3,076)        --         --
  Other changes in noncontrolling interest........        --        110         98
                                                   ---------  ---------  ---------
  NONCONTROLLING INTEREST, DISCONTINUED
   OPERATIONS, END OF YEAR........................ $      --  $   3,076  $   3,096
                                                   ---------  ---------  ---------

EQUITY ATTRIBUTABLE TO THE NONCONTROLLING INTEREST $      12  $   3,095  $   3,096
                                                   ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR......................... $  12,428  $  19,492  $  14,528
                                                   =========  =========  =========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                       2018        2017        2016
                                                    ----------  ----------  ---------
                                                              (IN MILLIONS)
NET INCOME (LOSS)/(1)/............................. $     (358) $    3,377  $     686
Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
  Interest credited to policyholders'
   account balances................................      1,002         921        905
  Policy charges and fee income....................     (3,523)     (3,294)    (3,311)
  Net derivative (gains) losses....................      1,010        (870)     1,337
  Investment (gains) losses, net...................         (3)        125        (16)
  Realized and unrealized (gains) losses on
   trading securities..............................        221        (166)        41
  Non-cash long-term incentive compensation
   expense/(2)/....................................        218         185        152
  Amortization of deferred cost of
   reinsurance asset...............................      1,882         (84)       159
  Amortization and depreciation/(2)/...............        340         825        614
  Cash received on the recapture of
   captive reinsurance.............................      1,273          --         --
  Equity (income) loss from limited partnerships...       (120)       (157)       (91)
  Changes in:
   Net broker-dealer and customer related
     receivables/payables..........................        838        (278)       608
   Reinsurance recoverable/(2)/....................       (390)     (1,018)      (304)
   Segregated cash and securities, net.............       (345)        130       (381)
   Capitalization of deferred policy acquisition
     costs/(2)/....................................       (597)       (578)      (594)
   Future policy benefits..........................       (284)      1,189        431
   Current and deferred income taxes...............       (556)     (1,174)      (753)
   Other, net/(2)/.................................        810         486         56
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  operating activities............................. $    1,418  $     (381) $    (461)
                                                    ----------  ----------  ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Fixed maturities, available-for-sale............ $    8,935  $    9,738  $   7,154
   Mortgage loans on real estate...................        768         934        676
   Trading account securities......................      9,298       9,125      6,271
   Real estate joint ventures......................        139          --         --
   Short-term investments/(2)/.....................      2,315       2,204      2,984
   Other...........................................        190         228         32
  Payment for the purchase/origination of:
   Fixed maturities, available-for-sale............    (11,110)    (12,465)    (7,873)
   Mortgage loans on real estate...................     (1,642)     (2,108)    (3,261)
   Trading account securities......................    (11,404)    (12,667)    (8,691)
   Short-term investments/(2)/.....................     (1,852)     (2,456)    (3,187)
   Other...........................................       (170)       (280)      (250)
  Cash settlements related to
   derivative instruments..........................        805      (1,259)       102
  Repayments of loans to affiliates................        900          --        384
  Investment in capitalized software, leasehold
   improvements and EDP equipment..................       (115)       (100)       (85)
  Purchase of business, net of cash acquired.......         --        (130)       (21)
  Issuance of loans to affiliates..................     (1,100)         --         --
  Cash disposed due to distribution of
   disposed subsidiary.............................       (672)         --         --
  Other, net/(2)/..................................        (91)        322        407
                                                    ----------  ----------  ---------

Net cash provided by (used in)
  investing activities............................. $   (4,806) $   (8,914) $  (5,358)
                                                    ----------  ----------  ---------

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                      2018      2017      2016
                                                    --------  --------  --------
                                                            (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits........................................ $  9,365  $  9,334  $  9,746
   Withdrawals.....................................   (4,496)   (3,926)   (2,874)
   Transfer (to) from Separate Accounts............    1,809     1,566     1,202
  Change in short-term financings..................      (26)       53       (69)
  Change in collateralized pledged assets..........        1       710      (677)
  Change in collateralized pledged liabilities.....     (291)    1,108       125
  (Decrease) increase in overdrafts payable........        3        63       (85)
  Additional loans from affiliates.................      572        --        --
  Shareholder dividends paid.......................   (1,672)       --    (1,050)
  Repurchase of AB Holding Units...................     (267)     (220)     (236)
  Purchases (redemptions) of noncontrolling
   interests of consolidated company-sponsored
   investment funds................................     (472)      120      (137)
  Distribution to noncontrolling interest of
   consolidated subsidiaries.......................     (610)     (457)     (385)
  Increase (decrease) in securities sold under
   agreement to repurchase.........................   (1,314)     (109)      104
  (Increase) decrease in securities purchased
   under agreement to resell.......................       --        --        79
  Capital contribution from parent company.........       --     1,500        --
  Other, net.......................................       11       (10)        8
                                                    --------  --------  --------

Net cash provided by (used in)
  financing activities............................. $  2,613  $  9,732  $  5,751
                                                    --------  --------  --------

Effect of exchange rate changes on cash and
  cash equivalents.................................      (12)       22       (10)
                                                    --------  --------  --------

Change in cash and cash equivalents................     (787)      459       (78)
Cash and cash equivalents, beginning of year.......    3,409     2,950     3,028
                                                    --------  --------  --------

Cash and cash equivalents, end of year............. $  2,622  $  3,409  $  2,950
                                                    ========  ========  ========

Cash and cash equivalents of disposed subsidiary:
  Beginning of year................................ $  1,009  $  1,006  $    561
                                                    ========  ========  ========
  End of year...................................... $     --  $  1,009  $  1,006
                                                    ========  ========  ========

Cash and cash equivalents of continuing operations
  Beginning of year................................ $  2,400  $  1,944  $  2,467
                                                    ========  ========  ========
  End of year...................................... $  2,622  $  2,400  $  1,944
                                                    ========  ========  ========

SUPPLEMENTAL CASH FLOW INFORMATION:
  Interest paid.................................... $     --  $     (8) $    (11)
                                                    ========  ========  ========
  Income taxes (refunded) paid..................... $     (8) $    (33) $    613
                                                    ========  ========  ========

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016
                                  (CONTINUED)

                                                     2018     2017   2016
                                                   --------  -----  ------
                                                        (IN MILLIONS)

CASH FLOWS OF DISPOSED SUBSIDIARY:
  Net cash provided by (used in)
   operating activities........................... $  1,137  $ 715  $1,041
  Net cash provided by (used in)
   investing activities...........................     (102)  (297)    323
  Net cash provided by (used in)
   financing activities...........................   (1,360)  (437)   (909)
  Effect of exchange rate changes on cash and
   cash equivalents...............................      (12)    22     (10)

NON-CASH TRANSACTIONS:
Continuing operations
  (Settlement) issuance of long-term debt......... $   (202) $ 202  $   --
                                                   ========  =====  ======
  Transfer of assets to reinsurer................. $   (604) $  --  $   --
                                                   ========  =====  ======
  Repayments of loans from affiliates............. $    300  $  --  $   --
                                                   ========  =====  ======
Discontinued operations
  Fair value of assets acquired................... $     --  $  --  $   34
                                                   ========  =====  ======
  Fair value of liabilities assumed............... $     --  $  --  $    1
                                                   ========  =====  ======
  Payables recorded under contingent
   payment arrangements........................... $     --  $  --  $   12
                                                   ========  =====  ======

Disposal of subsidiary
  Assets disposed................................. $  9,156  $  --  $   --
  Liabilities disposed............................    4,914     --      --
                                                   --------  -----  ------
  Net assets disposed.............................    4,242     --      --
  Cash disposed...................................      672     --      --
                                                   --------  -----  ------
  Net non-cash disposed........................... $  3,570  $  --  $   --
                                                   ========  =====  ======

-----------
/(1)/Net income (loss) includes $564 million, $533 million and $496 million in 2018, 2017 and 2016, respectively, of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income
     (Loss).
/(2)/Prior period amounts have been reclassified to conform to current period presentation. See Note 20 for further information.

              See Notes to the Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   Consolidation

   AXA Equitable Life Insurance Company's ("AXA Equitable" and, collectively with its consolidated subsidiaries, the "Company") primary business is providing life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of AXA Equitable Holdings, Inc. ("Holdings"). Prior to the closing of the initial public offering of shares of Holdings' common stock on May 14, 2018 (the "IPO"), Holdings was a wholly-owned subsidiary of AXA S.A. ("AXA"), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2018, AXA owns approximately 59% of the outstanding common stock of Holdings.

   In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. ("AXA Financial") to Holdings, increasing Holdings' ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the "AXA Financial Merger"). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial's liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of AXA Equitable Life and various guarantees for its subsidiaries.

   The accompanying consolidated financial statements represent the consolidated results and financial position of AXA Equitable and not the consolidated results and financial position of Holdings.

   Discontinued Operations

   In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. ("AB Holding"), AllianceBernstein L.P. ("ABLP") and their subsidiaries (collectively, "AB") to a newly created wholly-owned subsidiary of Holdings (the "AB Business Transfer"). The results of AB are reflected in the Company's consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

   As a result of the AB Business Transfer, we have reassessed the Company's segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

   The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2018", "2017" and "2016" refer to the years ended December 31, 2018, 2017 and 2016, respectively.

   Adoption of New Accounting Pronouncements

                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
-------------------------------------------------------------------------------------------------------------------
ASU 2014-09: REVENUE FROM CONTRACTS WITH CUSTOMERS (TOPIC 606)
-------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that           On January 1, 2018, the Company adopted the new revenue
clarifies the principles for recognizing      recognition guidance on a modified retrospective basis. The impact
revenue arising from contracts with           of the adoption of the new revenue recognition guidance related
customers and develops a common revenue       to the disposed subsidiary resulted in an opening retained earnings
standard for U.S. GAAP.                       adjustment to the Company of $8 million. Adoption did not
                                              change the amounts or timing of the Company's revenue
                                              recognition for investment management and advisory fees related to continuing operations.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-01: FINANCIAL INSTRUMENTS -- OVERALL (SUBTOPIC 825-10)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance related to     On January 1, 2018, the Company adopted the new recognition the recognition and measurement of financial  requirements on a modified retrospective basis for changes in the
assets and financial liabilities. The new     fair value of AFS equity securities, resulting in no material
guidance primarily affects the accounting     reclassification adjustment from AOCI to opening retained
for equity investments, financial             earnings for the net unrealized gains, net of tax, related to liabilities under the fair value option, and  approximately $13 million of common stock securities and presentation and disclosure requirements for  eliminated their designation as AFS equity securities. The Company
financial instruments. The FASB also          does not currently report any of its financial liabilities under the
clarified guidance related to the valuation   fair value option.
allowance assessment when recognizing
deferred tax assets resulting from
unrealized losses on AFS debt securities.
The new guidance requires equity investments
in unconsolidated entities, except those
accounted for under the equity method, to be
measured at fair value through earnings,
thereby eliminating the AFS classification
for equity securities with readily
determinable fair values for which changes
in fair value currently were reported
in AOCI.
-------------------------------------------------------------------------------------------------------------------
ASU 2016-15: STATEMENT OF CASH FLOWS (TOPIC 230)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance to simplify    Adoption of this guidance on January 1, 2018, did not have a
elements of cash flow classification. The     material impact on the Company's consolidated financial statements.
new guidance is intended to reduce diversity
in practice in how certain transactions are
classified in the statement of cash flows.
The new guidance requires application of a
retrospective transition method.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-07: COMPENSATION -- RETIREMENT BENEFITS (TOPIC 715)
-------------------------------------------------------------------------------------------------------------------
This ASU provides new guidance on the         On January 1, 2018, the Company adopted the change in the
presentation of net periodic pension and      income statement presentation utilizing the practical expedient for
post-retirement benefit costs that requires   determining the historical components of net benefit costs,
retrospective disaggregation of the service   resulting in no material impact to the consolidated financial
cost component from the other components of   statements. In addition, no changes to the Company's
net benefit costs on the income statement.    capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.
-------------------------------------------------------------------------------------------------------------------
ASU 2017-09: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
-------------------------------------------------------------------------------------------------------------------
This ASU provides clarity and reduces both    Adoption of this amendment on January 1, 2018 did not have a
1) diversity in practice and 2) cost and      material impact on the Company's consolidated financial statements.
complexity when applying guidance in Topic
718, Compensation -- Stock Compensation, to
a change to the terms or conditions of a
share-based payment award.
-------------------------------------------------------------------------------------------------------------------

                                                    EFFECT ON THE FINANCIAL STATEMENT OR OTHER SIGNIFICANT
                DESCRIPTION                                                 MATTERS
------------------------------------------------------------------------------------------------------------------
ASU 2018-02: INCOME STATEMENT -- REPORTING COMPREHENSIVE INCOME
------------------------------------------------------------------------------------------------------------------
This ASU contains new guidance that permits   The company early adopted the ASU effective October 1, 2018 and
entities to reclassify to retained earnings   recognized the impact in the period of adoption. As a result, the
tax effects "stranded" in AOCI resulting      company reclassified stranded effects resulting from the Tax Act of
from the change in federal tax rate enacted   2017 by decreasing AOCI and increasing retained earnings by
by the Tax Cuts and Jobs Act (the "Tax        $83 million.
Reform Act") on December 22, 2017. If
elected, the stranded tax effects for all
items must be reclassified in AOCI,
including, but not limited to, AFS
securities and employee benefits.
------------------------------------------------------------------------------------------------------------------
ASU 2018-14: COMPENSATION -- RETIREMENT BENEFITS -- DEFINED BENEFIT PLANS -- GENERAL (SUBTOPIC 715-20)
------------------------------------------------------------------------------------------------------------------
This ASU improves the effectiveness of        Effective for the year ended December 31, 2018 the Company disclosures related to defined benefit plans  early adopted new guidance that amends the disclosure guidance
in the notes to the financial statements.     for employee benefit plans, applied on a retrospective basis to all
The amendments in this ASU remove             periods presented. See Note 13 for additional information
disclosures that are no longer considered     regarding the Company's employee benefit plans.
cost beneficial, clarify the specific
requirements of disclosures, and add new,
relevant disclosure requirements.

   Future Adoption of New Accounting Pronouncements

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-17: CONSOLIDATION (TOPIC 810): TARGETED IMPROVEMENTS TO RELATED PARTY GUIDANCE FOR
VARIABLE INTEREST ENTITIES
---------------------------------------------------------------------------------------------------
This ASU provides guidance             Effective for fiscal years    Management currently is
requiring that indirect                beginning after December 15,  evaluating the impact that
interests held through                 2019, and interim periods     adoption of this guidance
related parties in common              within those fiscal years.    will have on the Company's
control arrangements be                Early adoption is permitted.  consolidated financial
considered on a proportional           All entities are required to  statements and
basis for determining whether          apply the amendments in this  related disclosures.
fees paid to decision makers           update retrospectively with a
and service providers are              cumulative-effect adjustment
variable interests.                    to retained earnings at the
                                       beginning of the earliest
                                       period presented.
---------------------------------------------------------------------------------------------------
ASU 2018-13: FAIR VALUE MEASUREMENT (TOPIC 820)
---------------------------------------------------------------------------------------------------
This ASU improves the                  Effective for fiscal years    Management currently is
effectiveness of fair value            beginning after December 15,  evaluating the impact of the
disclosures in the notes to            2019. Early adoption is       guidance on the Company's
financial statements.                  permitted, with the option to financial statement
Amendments in this ASU impact          early adopt amendments to     disclosures but has concluded
the disclosure requirements            remove or modify disclosures, that this guidance will not
in Topic 820, including the            with full adoption of         impact the Company's
removal, modification and              additional disclosure         consolidated financial
addition to existing                   requirements delayed until    position or results
disclosure requirements.               the stated effective date.    of operations.
                                       Amendments on changes in
                                       unrealized gains and losses,
                                       the range and weighted
                                       average of significant
                                       unobservable inputs used to
                                       develop Level 3 fair value
                                       measurements, and the
                                       narrative description of
                                       measurement uncertainty
                                       should be applied
                                       prospectively. All other
                                       amendments should be
                                       applied retrospectively.
---------------------------------------------------------------------------------------------------

                                                                        EFFECT ON THE FINANCIAL
                                                                          STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION      SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------
ASU 2018-12: FINANCIAL SERVICES -- INSURANCE (TOPIC 944)
---------------------------------------------------------------------------------------------------
This ASU provides targeted             Effective date for public     Management currently is
improvements to existing               business entities for fiscal  evaluating the impact that
recognition, measurement,              years and interim periods     adoption of this guidance
presentation, and disclosure           with those fiscal years,      will have on the Company's
requirements for                       beginning after December 31,  consolidated financial
long-duration contracts                2020. Early adoption          statements and related
issued by an insurance                 is permitted.                 disclosures. The Company has
entity. The ASU primarily                                            formed a project
impacts four key                       For the liability for future  implementation team to work
areas, including:                      policyholder benefits for     on compiling all significant
                                       traditional and limited       information needed to assess
Measurement of the liability           payment contracts, companies  the impact of the new
for future policy benefits             can elect one of two adoption guidance, including changes
for traditional and limited            methods. Companies can either to system requirements and
payment contracts. The ASU             elect a modified              internal controls. The
requires companies to review,          retrospective transition      Company expects adoption of
and if necessary update, cash          method applied to contracts   the ASU will have a
flow assumptions at least              in force as of the beginning  significant impact on its
annually for                           of the earliest period        consolidated financial
non-participating traditional          presented on the basis of     condition, results of
and limited-payment insurance          their existing carrying       operations, cash flows and
contracts. Interest rates              amounts, adjusted for the     required disclosures, as well
used to discount the                   removal of any related        as processes and controls.
liability will need to be              amounts in AOCI or a full
updated quarterly using an             retrospective transition
upper medium grade (low                method using actual
credit risk) fixed-income              historical experience
instrument yield.                      information as of contract
                                       inception. The same adoption
Measurement of market risk             method must be used for
benefits ("MRBs"). MRBs, as            deferred acquisition costs.
defined under the ASU, will
encompass certain GMxB                 For MRBs, the ASU should be
features associated with               applied retrospectively as of
variable annuity products and          the earliest period presented
other general account                  by a retrospective
annuities with other than              application to all prior
nominal market risk. The ASU           periods.
requires MRBs to be measured
at fair value with changes in          For deferred acquisition
value attributable to changes          costs, companies can elect
in instrument-specific credit          one of two adoption
risk recognized in OCI.                methods. Companies can either
                                       elect a modified
Amortization of deferred               retrospective transition
acquisition costs. The ASU             method applied to contracts
simplifies the amortization            in force as of the beginning
of deferred acquisition costs          of the earliest period
and other balances amortized           presented on the basis of
in proportion to premiums,             their existing carrying
gross profits, or gross                amounts, adjusted for the
margins, requiring such                removal of any related
balances to be amortized on a          amounts in AOCI or a full
constant level basis over the          retrospective transition
expected term of the                   method using actual
contracts. Deferred costs              historical experience
will be required to be                 information as of contract
written off for unexpected             inception. The same adoption
contract terminations but              method must be used for the
will not be subject to                 liability for future
impairment testing.                    policyholder benefits for
                                       traditional and limited
Expanded footnote                      payment contracts.
disclosures. The ASU requires
additional disclosures
including disaggregated
rollforwards of beginning to
ending balances of the
liability for future policy
benefits, policyholder
account balances, MRBs,
separate account liabilities
and deferred acquisition
costs. Companies will also be
required to disclose
information about significant
inputs, judgements,
assumptions and methods used
in measurement.
---------------------------------------------------------------------------------------------------


                                                                     EFFECT ON THE FINANCIAL STATEMENT OR OTHER
         DESCRIPTION           EFFECTIVE DATE AND METHOD OF ADOPTION            SIGNIFICANT MATTERS
---------------------------------------------------------------------------------------------------------------
ASU 2018-07: COMPENSATION -- STOCK COMPENSATION (TOPIC 718)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for public business              The Company has granted
guidance that largely aligns           entities for fiscal years                  share-based payment awards
the accounting for                     beginning after December 15,               only to employees as defined
share-based payment awards             2018, including interim                    by accounting guidance and
issued to employees and                periods, with early                        does not expect this guidance
non-employees.                         adoption permitted.                        will have a material impact
                                                                                  on its consolidated
                                                                                  financial statements.
---------------------------------------------------------------------------------------------------------------
ASU 2017-12: DERIVATIVES AND HEDGING (TOPIC 815)
---------------------------------------------------------------------------------------------------------------
The amendments in this ASU             Effective for fiscal years                 Management does not expect
better align an entity's risk          beginning after December 15,               this guidance will have a
management activities and              2018 and interim periods                   material impact on the
financial reporting for                within those fiscal years,                 Company's consolidated
hedging relationships through          with early adoption                        financial statements.
changes to both the                    permitted. The effect of
designation and measurement            adoption should be reflected
guidance for qualifying                as of the beginning of the
hedging relationships and the          fiscal year of adoption.
presentation of hedge results.
---------------------------------------------------------------------------------------------------------------
ASU 2017-08: RECEIVABLES -- NONREFUNDABLE FEES AND OTHER COSTS (SUBTOPIC 310-20)
---------------------------------------------------------------------------------------------------------------
This ASU requires certain              Effective for interim and                  Management does not expect
premiums on callable debt              annual periods beginning                   this guidance will have a
securities to be amortized to          after December 15, 2018, with              material impact on the
the earliest call date and is          early adoption permitted and               Company's consolidated
intended to better align               is to be applied on a                      financial statements.
interest income recognition            modified retrospective basis.
with the manner in which
market participants price
these instruments.
---------------------------------------------------------------------------------------------------------------
ASU 2016-13: FINANCIAL INSTRUMENTS -- CREDIT LOSSES (TOPIC 326)
---------------------------------------------------------------------------------------------------------------
This ASU contains new                  Effective for fiscal years                 Management currently is
guidance which introduces an           beginning after December 15,               evaluating the impact that
approach based on expected             2019, including interim                    adoption of this guidance
losses to estimate credit              periods within those fiscal                will have on the Company's
losses on certain types of             years. Early adoption is                   consolidated financial
financial instruments. It              permitted for fiscal years                 statements. Although early
also modifies the impairment           beginning after December 15,               adoption is permitted, the
model for available-for-sale           2018, including interim                    Company expects to adopt ASU
debt securities and provides           periods within those fiscal                2016-13 when it becomes
for a simplified accounting            years. These amendments                    effective for the Company on
model for purchased financial          should be applied through a                January 1, 2020.
assets with credit                     cumulative-effect adjustment
deterioration since                    to retained earnings as of
their origination.                     the beginning of the first
                                       reporting period in which the
                                       guidance is effective.
---------------------------------------------------------------------------------------------------------------
ASU 2016-02: LEASES (TOPIC 842)
---------------------------------------------------------------------------------------------------------------
This ASU contains revised              Effective for fiscal years                 The Company adopted ASU
guidance to lease accounting           beginning after December 15,               2016-02, as well as other
that will require lessees to           2018, including interim                    related clarifications and
recognize on the balance               periods within those fiscal                interpretive guidance issued
sheet a "right-of-use" asset           years, for public business                 by the FASB effective
and a lease liability for              entities. Early application                January 1, 2019. The Company
virtually all lease                    is permitted. Lessees and                  has identified its
arrangements, including those          lessors are required to apply              significant existing leases,
embedded in other contracts.           a modified retrospective                   which primarily include real
Lessor accounting will remain          transition approach, which                 estate leases for office
substantially unchanged from           includes optional practical                space, that will be impacted
the current model but has              expedients that entities may               by the new guidance. The
been updated to align with             elect to apply. In July 2018,              Company's adoption of this
certain changes made to the            the FASB issued ASU 2018-11                guidance is expected to
lessee model.                          which allows for an                        result in a material impact
                                       additional transition method.              on the consolidated balance
                                       The Company will adopt the                 sheets, however it will not
                                       standard utilizing the                     have a material impact on the
                                       additional transition method,              Consolidated Statement of
                                       which allows entities to                   Income (Loss). The Company's
                                       initially apply the new                    adoption of this guidance
                                       leases standard at the                     will result in the
                                       adoption date.                             recognition, as of January 1,
                                                                                  2019, of additional right of
                                                                                  use (RoU) operating lease
                                                                                  assets ranging from
                                                                                  $300 million to $400 million
                                                                                  and operating lease
                                                                                  liabilities ranging from
                                                                                  $400 million to $500 million,
                                                                                  respectively.
                                                                                  The adoption of this standard
                                                                                  will not have a significant
                                                                                  impact on opening
                                                                                  retained earnings.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in other comprehensive income ("OCI"), net of policy related amounts and deferred income taxes. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income is stated at depreciated cost less valuation allowances.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

   Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a month or one quarter lag.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the statements of Net income (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2018, 2017 and 2016 the carrying value of COLI was $873 million, $911 million and $892 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Derivatives

   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

   Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within "Other invested assets" or as liabilities within "Other liabilities". The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex ("CSA") have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company's freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in "Net derivative gains (losses)" without considering changes in the fair value of the economically associated assets or liabilities.

   The Company is a party to financial instruments and other contracts that contain "embedded" derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are "clearly and closely related" to the economic characteristics of the remaining component of the "host contract" and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

   Securities Repurchase and Reverse Repurchase Agreements

   Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company's securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company's securities repurchase arrangements are reported in the consolidated statements of income (loss) as "Net investment income" and the associated borrowing cost is reported as "Interest expense." The Company has not actively engaged in securities reverse repurchase transactions.

   Commercial and Agricultural Mortgage Loans on Real Estate

   Mortgage loans are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

      . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

      . Debt service coverage ratio -- Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

      . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

      . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

      . Maturity -- Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

      . Borrower/tenant related issues -- Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

      . Payment status (current vs. delinquent) -- A history of delinquent payments may be a cause for concern.

      . Property condition -- Significant deferred maintenance observed during the lenders annual site inspections.

      . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans also are individually evaluated quarterly by the Company's IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block's policyholders' dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

   Recognition of Insurance Income and Related Expenses

   Deposits related to universal life ("UL") and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC is amortized to Amortization of deferred policy acquisition costs of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   AMORTIZATION POLICY

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

   DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future separate account performance. Management sets estimated future gross profit or assessment assumptions related to separate account performance using a long-term view of expected average market returns by applying a Reversion to the Mean ("RTM") approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2018, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% ((2.3)% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2018, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.7% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company's premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings
   (loss) in the period such deficiency occurs.

   For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Reinsurance

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the

   Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

   Amounts currently recoverable under reinsurance agreements are included in Amounts due from reinsurers and amounts currently payable are included in Amounts due to reinsurers. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, Policy charges and fee income and Policyholders' benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   Policyholder Bonus Interest Credits

   Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders' account balances in the consolidated statements of income (loss).

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

   For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.6% to 5.5% (weighted average of 4.8%) for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Funding agreements are also reported in Policyholders' account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York ("FHLBNY"), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits ("GMDB") and/or contain a guaranteed minimum living benefit ("GMLB," and together with GMDB, the "GMxB features") which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit ("GMIB") base. The Company previously issued certain variable annuity products with and guaranteed income benefit ("GIB") features, guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features. The Company has also assumed reinsurance for products with GMxB features.

   Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding separate account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   Products that have a GMIB feature with a no-lapse guarantee rider ("GMIBNLG"), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively "GMxB derivative features") are considered either freestanding or embedded derivatives and discussed below under ("Embedded and Freestanding Insurance Derivatives").

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves have been recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years. This pattern of profits followed by losses is exhibited in our VISL business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses ("PFBL") using a dynamic approach that changes over time as the projection of future losses change.

   Embedded and Freestanding Insurance Derivatives

   Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

   Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities' fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

   Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders' benefits and other policyholders' liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

   Embedded and freestanding insurance derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent "excess" fees and are reported in Policy charges and fee income.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

   Separate Accounts

   Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings
   (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2018, 2017 and 2016, investment results of such Separate Accounts were losses of $7.2 billion, and gains of $16.7 billion and $8.2 billion, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other trading in the consolidated balance sheets.

   Broker-Dealer Revenues, Receivables and Payables

   AXA Advisors and certain of the Company's other subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company's consolidated statement of income
   (loss).

   Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

   Internal-use Software

   Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software's useful life such that acceleration of amortization over a shorter period than initially determined would be required.

   Long-Term Debt

   Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss). See Note 11 for additional information regarding long-term debt.

   Income Taxes

   The Company and certain of its consolidated subsidiaries and affiliates file a consolidated federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

   Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

   Recognition of Investment Management and Service Fees and Related Expenses

   INVESTMENT MANAGEMENT, ADVISORY AND SERVICE FEES

   Reported as Investment management and service fees in the Company's consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC ("AXA Equitable FMG") as well as certain asset-based fees associated with insurance contracts.

   AXA Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust ("VIP Trust"), EQ Advisors Trust ("EQAT") and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the "Other AXA Trusts"). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management ("AUM"), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

   Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

   DISTRIBUTION SERVICES

   Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and VIP Trust shares to separate accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

   Most open-end management investment companies, such as U.S. funds and the EQAT and VIP Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares ("12b-1 Fees"). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

   The Company records 12b-1 fees monthly based upon a percentage of the net asset value ("NAV") of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

   OTHER REVENUES

   Also reported as Investment management and service fees in the Company's consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

   OTHER INCOME

   Revenues from contracts with customers reported as Other Income in the Company's consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company's subsidiary broker-dealer operations and sales commissions from the Company's general agent for the distribution of non-affiliate insurers' life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

   Discontinued Operations

   The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. The results of AB are reflected in the Company's consolidated financial statements as discontinued operations and, therefore, are presented as assets and liabilities of disposed subsidiary on the consolidated balance sheets and net income (loss) from discontinued operations, net of taxes and noncontrolling interest on the consolidated statements of income
   (loss). Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

   Assumption Updates and Model Changes

   In 2018, the Company began conducting its annual review of our assumptions and models during the third quarter, consistent with industry practice. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets ("DSI"). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

   The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders' benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million.

   In 2017, the Company made several assumption updates and model changes, including the following: (1) updated the expectation of long-term Separate Accounts volatility used in estimating policyholders' benefits for variable annuities with GMDB and GMIB guarantees and variable universal life contracts with secondary guarantees; (2) updated the estimated duration used to calculate policyholders' benefits for variable annuities with GMDB and GMIB guarantees and the period over which DAC is amortized; (3) updated policyholder behavior assumptions based on emerging experience, including expectations of long-term lapse and partial withdrawal rates for variable annuities with GMxB features; (4) updated premium funding assumptions for certain universal life and variable universal life products with secondary guarantees; (5) completed its periodic review and updated its long-term mortality assumption for universal, variable universal and traditional life products; (6) updated the assumption for long-term General Account spread and yield assumptions in the DAC amortization and loss recognition testing calculations for universal life, variable universal life and deferred annuity business lines; (7) updated our maintenance expense assumption for universal life and variable universal life products; and (8) implemented other actuarial assumption updates and model changes, resulting in the full release of the reserve. The net impact of assumption changes in 2017 increased Policyholders' benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

   In 2016, the Company made several assumption updates and model changes including the following (1) updated the premium funding assumption used in setting variable life policyholder benefit reserves; (2) made changes in the model used in calculating premium loads, which increased interest sensitive life policyholder benefit reserves;
   (3) updated its mortality assumption for certain variable interest-sensitive life ("VISL") products as a result of favorable mortality experience for some of its older products and unfavorable mortality experience on some of its newer products and (4) updated the General Account spread and yield assumptions for certain VISL products to reflect lower expected investment yields. The net impact of assumption updates and model changes in 2016 decreased Policyholders' benefits by $135 million, increased the Amortization of DAC by $193 million, increased Policy charges and fee income by $35 million, decreased Income (loss) from operations, before income taxes by $23 million and decreased Net income by approximately $15 million.

   Revision of Prior Year Financial Statements

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements of any period. However, in order to improve the consistency and comparability of the financial statements, management revised the consolidated statements of cash flows for the year ended December 31, 2017. See Note 21 for further information.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification.

   The reclassification adjustments for the years ended December 31, 2017 and 2016 are presented in the table below. Capitalization of DAC reclassified to Compensation and benefits, Commissions and distribution plan payments, and Other operating costs and expenses reduced the amounts previously reported in those expense line items, while the capitalization of DAC reclassified from the Amortization of deferred policy acquisition costs line item increases that expense line item.

                                                          Years Ended December 31,
                                                        ----------------------------
                                                             2017           2016
                                                        --------------- ------------
                                                               (in millions)
REDUCTIONS TO EXPENSE LINE ITEMS:
  Compensation and benefits............................ $           128 $        128
  Commissions and distribution plan payments...........             443          460
  Other operating costs and expenses...................               7            6
                                                        --------------- ------------
   Total reductions.................................... $           578 $        594
                                                        =============== ============
INCREASE TO EXPENSE LINE ITEM:
                                                        --------------- ------------
  Amortization of deferred policy acquisition costs.... $           578 $        594
                                                        =============== ============

3) INVESTMENTS

   Fixed Maturities

   The following tables provide information relating to fixed maturities classified as AFS. As a result of the adoption of "Financial
   Instruments -- Recognition and Measurement of Financial Assets and Financial Liabilities" (ASU 2016-01) on January 1, 2018 (see Note 2), equity securities are no longer classified and accounted for as available-for-sale securities.

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                            GROSS        GROSS
                                              AMORTIZED   UNREALIZED   UNREALIZED                 OTTI
                                                COST        GAINS        LOSSES    FAIR VALUE  IN AOCI/(4)/
                                              ---------- ------------- ----------- ----------- ------------
                                                                      (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   26,690 $         385 $       699 $    26,376 $         --
  U.S. Treasury, government and agency.......     13,646           143         454      13,335           --
  States and political subdivisions..........        408            47           1         454           --
  Foreign governments........................        515            17          13         519           --
  Residential mortgage-backed/(2)/...........        193             9          --         202           --
  Asset-backed/(3)/..........................        600             1          11         590            2
  Redeemable preferred stock.................        440            16          17         439           --
                                              ---------- ------------- ----------- ----------- ------------

TOTAL AT DECEMBER 31, 2018................... $   42,492 $         618 $     1,195 $    41,915 $          2
                                              ========== ============= =========== =========== ============

December 31, 2017:
------------------
Fixed Maturities:
  Corporate/(1)/............................. $   20,596 $         942 $        56 $    21,482 $         --
  U.S. Treasury, government and agency.......     12,644           676         185      13,135           --
  States and political subdivisions..........        414            67          --         481           --
  Foreign governments........................        387            27           5         409           --
  Residential mortgage-backed/(2)/...........        236            15          --         251           --
  Asset-backed/(3)/..........................         93             3          --          96            2
  Redeemable preferred stock.................        461            44           1         504           --
                                              ---------- ------------- ----------- ----------- ------------
   Total Fixed Maturities....................     34,831         1,774         247      36,358            2

Equity securities............................        157            --          --         157           --
                                              ---------- ------------- ----------- ----------- ------------

Total at December 31, 2017................... $   34,988 $       1,774 $       247 $    36,515 $          2
                                              ========== ============= =========== =========== ============

   --------
   /(1)/Corporate fixed maturities include both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
   /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(4)/Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

   The contractual maturities of AFS fixed maturities at December 31, 2018 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

         CONTRACTUAL MATURITIES OF AVAILABLE-FOR-SALE FIXED MATURITIES

                                                        AMORTIZED
                                                          COST     FAIR VALUE
                                                        ---------- ----------
                                                            (IN MILLIONS)
DECEMBER 31, 2018:
Due in one year or less................................ $    2,085 $    2,090
Due in years two through five..........................      8,087      8,141
Due in years six through ten...........................     14,337     14,214
Due after ten years....................................     16,750     16,239
                                                        ---------- ----------
   Subtotal............................................     41,259     40,684
Residential mortgage-backed securities.................        193        202
Asset-backed securities................................        600        590
Redeemable preferred stock.............................        440        439
                                                        ---------- ----------
TOTAL AT DECEMBER 31, 2018............................. $   42,492 $   41,915
                                                        ========== ==========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities for the years ended December 31, 2018, 2017 and 2016:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                   -------------------------------
                                                      2018       2017       2016
                                                   ---------  ---------  ---------
                                                            (IN MILLIONS)
Proceeds from sales............................... $   7,136  $   7,232  $   4,324
                                                   =========  =========  =========
Gross gains on sales.............................. $     145  $      98  $     111
                                                   =========  =========  =========
Gross losses on sales............................. $    (103) $    (211) $     (58)
                                                   =========  =========  =========
Total OTTI........................................ $     (37) $     (13) $     (65)
Non-credit losses recognized in OCI...............        --         --         --
                                                   ---------  ---------  ---------
Credit losses recognized in net income (loss)..... $     (37) $     (13) $     (65)
                                                   =========  =========  =========

   The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                          2018      2017
                                                        --------  --------
                                                           (IN MILLIONS)
Balances at January 1,................................. $    (10) $   (190)
Previously recognized impairments on securities that
  matured, paid, prepaid or sold.......................        1       193
Recognized impairments on securities impaired to fair
  value this period/(1)/...............................       --        --
Impairments recognized this period on securities not
  previously impaired..................................      (37)      (13)
Additional impairments this period on securities
  previously impaired..................................       --        --
Increases due to passage of time on previously
  recorded credit losses...............................       --        --
Accretion of previously recognized impairments due to
  increases in expected cash flows.....................       --        --
                                                        --------  --------
Balances at December 31,............................... $    (46) $    (10)
                                                        ========  ========

   --------
   /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                                             AS OF DECEMBER 31,
                                                            --------------------
                                                              2018       2017
                                                            --------  ----------
                                                               (IN MILLIONS)
AFS Securities:
  Fixed maturities:
   With OTTI loss.......................................... $     --  $        1
   All other...............................................     (577)      1,526
                                                            --------  ----------
Net Unrealized Gains (Losses).............................. $   (577) $    1,527
                                                            ========  ==========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturities on which an OTTI loss has been recognized and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                               AOCI GAIN
                                                                                                                 (LOSS)
                                               NET UNREALIZED                                   DEFERRED       RELATED TO
                                                   GAINS                                         INCOME      NET UNREALIZED
                                                (LOSSES) ON                   POLICYHOLDERS'    TAX ASSET      INVESTMENT
                                                INVESTMENTS         DAC        LIABILITIES     (LIABILITY)   GAINS (LOSSES)
                                              ---------------  ------------  ---------------  ------------  ----------------
                                                                               (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $             1  $          1  $            (1) $         (5) $             (4)
Net investment gains (losses) arising during
  the period.................................              (1)           --               --            --                (1)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --            (1)              --            --                (1)
   Deferred income taxes.....................              --            --               --             5                 5
   Policyholders' liabilities................              --            --                1            --                 1
                                              ---------------  ------------  ---------------  ------------  ----------------
BALANCE, DECEMBER 31, 2018................... $            --  $         --  $            --  $         --  $             --
                                              ===============  ============  ===============  ============  ================

Balance, January 1, 2017..................... $            19  $         (1) $           (10) $         (3) $              5
Net investment gains (losses) arising during
  the period.................................             (18)           --               --            --               (18)
Reclassification adjustment:
   Included in Net income (loss).............              --            --               --            --                --
   Excluded from Net income (loss)/(1)/......              --            --               --            --                --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................              --             2               --            --                 2
   Deferred income taxes.....................              --            --               --            (2)               (2)
   Policyholders' liabilities................              --            --                9            --                 9
                                              ---------------  ------------  ---------------  ------------  ----------------
Balance, December 31, 2017................... $             1  $          1  $            (1) $         (5) $             (4)
                                              ===============  ============  ===============  ============  ================

   --------
  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in income (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                   NET                                                     AOCI GAIN (LOSS)
                                               UNREALIZED                                    DEFERRED         RELATED TO
                                                  GAINS                                       INCOME        NET UNREALIZED
                                               (LOSSES) ON                 POLICYHOLDERS'    TAX ASSET        INVESTMENT
                                               INVESTMENTS       DAC        LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                              -------------  -----------  ---------------  -------------  -----------------
                                                                              (IN MILLIONS)
BALANCE, JANUARY 1, 2018..................... $       1,526  $      (315) $          (232) $        (300) $             679
Net investment gains (losses) arising during
  the period.................................        (2,098)          --               --             --             (2,098)
Reclassification adjustment:
   Included in Net income (loss).............            (5)          --               --             --                 (5)
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --          354               --             --                354
   Deferred income taxes/(2)/................            --           --               --            425                425
   Policyholders' liabilities................            --           --              177             --                177
                                              -------------  -----------  ---------------  -------------  -----------------
BALANCE, DECEMBER 31, 2018................... $        (577) $        39  $           (55) $         125  $            (468)
                                              =============  ===========  ===============  =============  =================

Balance, January 1, 2017..................... $         428  $      (104) $          (188) $         (47) $              89
Net investment gains (losses) arising during
  the period.................................         1,085           --               --             --              1,085
Reclassification adjustment:
   Included in Net income (loss).............            13           --               --             --                 13
   Excluded from Net income (loss)/(1)/......            --           --               --             --                 --
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................            --         (211)              --             --               (211)
   Deferred income taxes.....................            --           --               --           (253)              (253)
   Policyholders' liabilities................            --           --              (44)            --                (44)
                                              -------------  -----------  ---------------  -------------  -----------------
Balance, December 31, 2017................... $       1,526  $      (315) $          (232) $        (300) $             679
                                              =============  ===========  ===============  =============  =================

   --------
  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in income (loss) for securities with no prior OTTI loss.
  /(2)/Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

   The following tables disclose the fair values and gross unrealized losses of the 1,471 issues at December 31, 2018 and the 620 issues at December 31, 2017 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                               LESS THAN 12 MONTHS   12 MONTHS OR LONGER          TOTAL
                                              --------------------- --------------------- ---------------------
                                                           GROSS                 GROSS                 GROSS
                                                         UNREALIZED            UNREALIZED            UNREALIZED
                                              FAIR VALUE   LOSSES   FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                              ---------- ---------- ---------- ---------- ---------- ----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------
Fixed Maturities:
  Corporate.................................. $    8,369 $      306 $    6,161 $      393 $   14,530 $      699
  U.S. Treasury, government and agency.......      2,636         68      3,154        386      5,790        454
  States and political subdivisions..........         --         --         19          1         19          1
  Foreign governments........................        109          3         76         10        185         13
  Residential mortgage-backed................         --         --         13         --         13         --
  Asset-backed...............................        558         11          6         --        564         11
  Redeemable preferred stock.................        160         12         31          5        191         17
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $   11,832 $      400 $    9,460 $      795 $   21,292 $    1,195
                                              ========== ========== ========== ========== ========== ==========
December 31, 2017:
------------------
Fixed Maturities:
  Corporate.................................. $    2,102 $       17 $    1,163 $       39 $    3,265 $       56
  U.S. Treasury, government and agency.......      2,150          6      3,005        179      5,155        185
  States and political subdivisions..........         20         --         --         --         20         --
  Foreign governments........................         11         --         73          5         84          5
  Residential mortgage-backed................         18         --         --         --         18         --
  Asset-backed...............................          7         --          2         --          9         --
  Redeemable preferred stock.................          7         --         12          1         19          1
                                              ---------- ---------- ---------- ---------- ---------- ----------

Total........................................ $    4,315 $       23 $    4,255 $      224 $    8,570 $      247
                                              ========== ========== ========== ========== ========== ==========

   The Company's investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.8% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2018 and 2017 were $210 million and $182 million, respectively.

   Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2018 and 2017, respectively, approximately $1,228 million and $1,309 million, or 2.9% and 3.8%, of the $42,492 million and $34,831 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized (losses) and gains of $(30) million and $5 million at December 31, 2018 and 2017, respectively.

   At December 31, 2018 and 2017, respectively, the $795 million and
   $224 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2018 or 2017. At December 31, 2018, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business.

   At December 31, 2018, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $1 million.

   At December 31, 2018 and 2017, respectively, the fair value of the Company's trading account securities was $15,166 million and $12,277 million. Also at December 31, 2018 and 2017, respectively, trading account securities included the General Account's investment in Separate Accounts, which had carrying values of $48 million and $49 million.

   Mortgage Loans

   The payment terms of mortgage loans may from time to time be restructured or modified.

   At December 31, 2018 and 2017, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $19 million and $19 million, respectively.

   VALUATION ALLOWANCES FOR MORTGAGE LOANS:

   The change in the valuation allowance for credit losses for commercial mortgage loans during the years ended December 31, 2018, 2017 and 2016 was as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                              ------------------------------------
                                                  2018        2017         2016
                                              -----------  ----------- -----------
                                                          (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,................ $         8  $         8 $         6
   Charge-offs...............................          --           --          --
   Recoveries................................          (1)          --          (2)
   Provision.................................          --           --           4
                                              -----------  ----------- -----------
Ending Balance, December 31,................. $         7  $         8 $         8
                                              ===========  =========== ===========

Ending Balance, December 31,.................
   Individually Evaluated for Impairment..... $         7  $         8 $         8
                                              ===========  =========== ===========

   There were no allowances for credit losses for agricultural mortgage loans in 2018, 2017 and 2016.

   The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2018 and 2017. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS

                                                      DEBT SERVICE COVERAGE RATIO/(1)/
                                              -------------------------------------------------
                                                                                          LESS   TOTAL
                                               GREATER  1.8X TO 1.5X TO  1.2X TO 1.0X TO  THAN  MORTGAGE
                                              THAN 2.0X  2.0X    1.8X     1.5X    1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/                     --------- ------- -------- ------- ------- ------ --------
                                                                    (IN MILLIONS)
DECEMBER 31, 2018:
COMMERCIAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     780 $    21 $    247  $   24 $    -- $   -- $  1,072
  50% - 70%..................................     4,908     656    1,146     325     151     --    7,186
  70% - 90%..................................       260      --      117     370      98     --      845
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   5,948 $   677 $  1,510  $  746 $   249 $   -- $  9,130
                                              ========= ======= ========  ====== ======= ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $     282 $   147 $    267  $  543 $   321 $   51 $  1,611
  50% - 70%..................................       112      46      246     379     224     31    1,038
  70% - 90%..................................        --      --       --      19      27     --       46
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     394 $   193 $    513  $  941 $   572 $   82 $  2,695
                                              ========= ======= ========  ====== ======= ====== ========

TOTAL MORTGAGE LOANS/(1)/
  0% - 50%................................... $   1,062 $   168 $    514  $  567 $   321 $   51 $  2,683
  50% - 70%..................................     5,020     702    1,392     704     375     31    8,224
  70% - 90%..................................       260      --      117     389     125     --      891
  90% plus...................................        --      --       --      27      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Mortgage Loans......................... $   6,342 $   870 $  2,023  $1,687 $   821 $   82 $ 11,825
                                              ========= ======= ========  ====== ======= ====== ========

December 31, 2017:
Commercial Mortgage Loans/(1)/
  0% - 50%................................... $     742 $    -- $    320  $   74 $    -- $   -- $  1,136
  50% - 70%..................................     4,088     682    1,066     428     145     --    6,409
  70% - 90%..................................       169     110      196     272      50     --      797
  90% plus...................................        --      --       27      --      --     --       27
                                              --------- ------- --------  ------ ------- ------ --------

Total Commercial Mortgage Loans.............. $   4,999 $   792 $  1,609  $  774 $   195 $   -- $  8,369
                                              ========= ======= ========  ====== ======= ====== ========

Agricultural Mortgage Loans/(1)/
  0% - 50%................................... $     272 $   149 $    275  $  515 $   316 $   30 $  1,557
  50% - 70%..................................       111      46      227     359     221     49    1,013
  70% - 90%..................................        --      --       --       4      --     --        4
  90% plus...................................        --      --       --      --      --     --       --
                                              --------- ------- --------  ------ ------- ------ --------

Total Agricultural Mortgage Loans............ $     383 $   195 $    502  $  878 $   537 $   79 $  2,574
                                              ========= ======= ========  ====== ======= ====== ========

                                                      Debt Service Coverage Ratio/(1)/
                                              -------------------------------------------------
                                                                                          Less   Total
                                               Greater  1.8x to 1.5x to  1.2x to  1.0x to than  Mortgage
                                              than 2.0x  2.0x    1.8x     1.5x     1.2x   1.0x   Loans
Loan-to-Value Ratio:/(2)/                     --------- ------- -------- -------- ------- ----- ---------
                                                                     (in millions)

Total Mortgage Loans/(1)/
  0% - 50%...................................  $  1,014  $  149 $    595 $    589  $  316 $  30 $   2,693
  50% - 70%..................................     4,199     728    1,293      787     366    49     7,422
  70% - 90%..................................       169     110      196      276      50    --       801
  90% plus...................................        --      --       27       --      --    --        27
                                               --------  ------ -------- --------  ------ ----- ---------

Total Mortgage Loans.........................  $  5,382  $  987 $  2,111 $  1,652  $  732 $  79 $  10,943
                                               ========  ====== ======== ========  ====== ===== =========

   --------
  /(1)/The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2018 and 2017, respectively:

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                                      RECORDED
                                                                                                     INVESTMENT
                                                                                                     90 DAYS OR
                                                               90                           TOTAL       MORE
                                               30-59  60-89   DAYS                        FINANCING     AND
                                               DAYS   DAYS   OR MORE  TOTAL    CURRENT   RECEIVABLES  ACCRUING
                                              ------- ------ ------- -------- ---------- ----------- -----------
                                                                        (IN MILLIONS)
DECEMBER 31, 2018:
------------------

  Commercial................................. $    -- $   -- $    27 $     27 $    9,103 $     9,130 $        --
  Agricultural...............................      18      8      42       68      2,627       2,695          40
                                              ------- ------ ------- -------- ---------- ----------- -----------
TOTAL MORTGAGE LOANS......................... $    18 $    8 $    69 $     95 $   11,730 $    11,825 $        40
                                              ======= ====== ======= ======== ========== =========== ===========

December 31, 2017:
------------------

  Commercial................................. $    27 $   -- $    -- $     27 $    8,342 $     8,369 $        --
  Agricultural...............................      49      3      22       74      2,500       2,574          22
                                              ------- ------ ------- -------- ---------- ----------- -----------
Total Mortgage Loans......................... $    76 $    3 $    22 $    101 $   10,842 $    10,943 $        22
                                              ======= ====== ======= ======== ========== =========== ===========

   The following table provides information relating to impaired mortgage loans at December 31, 2018 and 2017, respectively:

                            IMPAIRED MORTGAGE LOANS

                                                          UNPAID                AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL  RELATED     RECORDED       INCOME
                                              INVESTMENT  BALANCE  ALLOWANCE INVESTMENT/(1)/ RECOGNIZED
                                              ---------- --------- --------- --------------  ----------
                                                                   (IN MILLIONS)
DECEMBER 31, 2018:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other.........  $      -- $      -- $      -- $           --   $      --
  Agricultural mortgage loans................          2         2        --             --          --
                                               --------- --------- --------- --------------   ---------
TOTAL........................................  $       2 $       2 $      -- $           --   $      --
                                               ========= ========= ========= ==============   =========

                                                          UNPAID                   AVERAGE       INTEREST
                                               RECORDED  PRINCIPAL    RELATED      RECORDED       INCOME
                                              INVESTMENT  BALANCE    ALLOWANCE  INVESTMENT/(1)/ RECOGNIZED
                                              ---------- ---------- ----------  --------------  ----------
                                                                     (IN MILLIONS)
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (7) $           27  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
TOTAL........................................ $       27 $       31 $       (7) $           27  $       --
                                              ========== ========== ==========  ==============  ==========

December 31, 2017:
------------------

With no related allowance recorded:
  Commercial mortgage loans -- other......... $       -- $       -- $       --  $           --  $       --
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       -- $       -- $       --  $           --  $       --
                                              ========== ========== ==========  ==============  ==========
With related allowance recorded:
  Commercial mortgage loans -- other......... $       27 $       31 $       (8) $           27  $        2
  Agricultural mortgage loans................         --         --         --              --          --
                                              ---------- ---------- ----------  --------------  ----------
Total........................................ $       27 $       31 $       (8) $           27  $        2
                                              ========== ========== ==========  ==============  ==========

   --------
  /(1)/Represents a five-quarter average of recorded amortized cost.

   Derivatives and Offsetting Assets and Liabilities

   The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a "Derivative Use Plan" approved by applicable states' insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities ("TIPS"), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

   DERIVATIVES UTILIZED TO HEDGE EXPOSURE TO VARIABLE ANNUITIES WITH GUARANTEE FEATURES

   The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders' account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features' benefits being higher than what accumulated policyholders' account balances would support.

   For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   DERIVATIVES UTILIZED TO HEDGE CREDITING RATE EXPOSURE ON SCS, SIO, MSO AND IUL PRODUCTS/INVESTMENT OPTIONS

   The Company hedges crediting rates in the Structured Capital Strategies ("SCS") variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series ("SIO"), Market Stabilizer Option ("MSO") in the variable life insurance products and Indexed Universal Life ("IUL") insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

   In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers without any basis risk due to market exposures, thereby substantially reducing any exposure to market-related earnings volatility.

   DERIVATIVES USED FOR GENERAL ACCOUNT INVESTMENT PORTFOLIO

   The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps ("CDSs"). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity's bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net investment income (loss). The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty's option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction. To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative notional amount. The Standard North American CDS Contract ("SNAC") or Standard European Corporate Contract ("STEC") under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

   The Company purchased 30-year TIPS and other sovereign bonds, both inflation linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond's coupons and principal at maturity in the bond's specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

   The Company implemented a strategy to hedge a portion of the credit exposure in its General Account investment portfolio by buying protection through a swap. These are swaps on the "super senior tranche" of the investment grade CDX index. Under the terms of these swaps, the Company pays quarterly fixed premiums that, together with any initial amount paid or received at trade inception, serve as premiums paid to hedge the risk arising from multiple defaults of bonds referenced in the CDX index. These credit derivatives have terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

   In 2016, the Company implemented a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. Under this program, the Company derecognized approximately $3,905 million of U.S. Treasury securities for which the Company received proceeds of approximately $3,905 million at inception of the total return swap contract. Under the terms of these swaps, the Company retains ongoing exposure to the total returns of the underlying U.S. Treasury securities in exchange for a financing cost. At December 31, 2018, the aggregate fair value of U.S. Treasury securities derecognized under this program was approximately
   $3,690 million. Reported in Other invested assets in the Company's balance sheet at December 31, 2018 is approximately $24 million, representing the fair value of the total return swap contracts.

   DERIVATIVES USED TO HEDGE CURRENCY FLUCTUATIONS ON AFFILIATED LOANS

   The Company uses foreign exchange derivatives to reduce exposure to currency fluctuations that may arise from non-U.S.-dollar denominated financial instruments. The Company had a currency swap contract with AXA to hedge foreign exchange exposure from affiliated loans, which matured in March 2018.

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                             AT DECEMBER 31, 2018

                                                             FAIR VALUE
                                                      ------------------------
                                                                               GAINS (LOSSES)
                                            NOTIONAL     ASSET      LIABILITY    REPORTED IN
                                             AMOUNT   DERIVATIVES  DERIVATIVES EARNINGS (LOSS)
                                            --------- ------------ ----------- ---------------
                                                               (IN MILLIONS)
FREESTANDING DERIVATIVES/(1)(4)/:
Equity contracts:
  Futures.................................. $  10,411 $         -- $        -- $           550
  Swaps....................................     7,697          140         168             675
  Options..................................    21,698        2,119       1,163            (899)
Interest rate contracts:
  Swaps....................................    27,003          632         194            (456)
  Futures..................................    11,448           --          --             118
Credit contracts:
  Credit default swaps.....................     1,282           17          --              (3)
Other freestanding contracts:
  Foreign currency contracts...............     2,097           27          14               6
  Margin...................................        --            7           5              --
  Collateral...............................        --            3       1,564              --

EMBEDDED DERIVATIVES:
  GMIB reinsurance contracts/(4)/..........        --        1,991          --          (1,068)
  GMxB derivative features
   liability/(2)(4)/.......................        --           --       5,431            (786)
  SCS, SIO, MSO and IUL indexed
   features/(3)(4)/........................        --           --         687             853
                                            --------- ------------ ----------- ---------------
   Balances, December 31, 2018............. $  81,636 $      4,936 $     9,226 $        (1,010)
                                            ========= ============ =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and IUL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

                      Derivative Instruments by Category
                             At December 31, 2017

                                                             Fair Value
                                                       -----------------------
                                                                               Gains (Losses)
                                              Notional    Asset     Liability    Reported In
                                               Amount  Derivatives Derivatives Earnings (Loss)
                                              -------- ----------- ----------- ---------------
                                                                (in millions)
Freestanding Derivatives/(1)(4)/:
Equity contracts:
  Futures.................................... $  2,950 $        --  $       -- $          (655)
  Swaps......................................    4,587           3         125            (842)
  Options....................................   20,630       3,334       1,426           1,203

                                                                   Fair Value
                                                             -----------------------
                                                                                     Gains (Losses)
                                                   Notional     Asset     Liability    Reported In
                                                    Amount   Derivatives Derivatives Earnings (Loss)
                                                   --------- ----------- ----------- ---------------
                                                                     (in millions)
Interest rate contracts:
  Swaps........................................... $  18,988 $       319 $       190 $           655
  Futures.........................................    11,032          --          --             125
Credit contracts:
  Credit default swaps............................     2,057          34           2              21
Other freestanding contracts:
  Foreign currency contracts......................     1,297          11           2             (38)
  Margin..........................................        --          18          --              --
  Collateral......................................        --           3       1,855              --

Embedded Derivatives:
  GMIB reinsurance contracts/(4)/.................        --      10,488          --              69
  GMxB derivative features liability/(2)(4)/......        --          --       4,256           1,592
  SCS, SIO, MSO and IUL indexed features/(3)(4)/..        --          --       1,698          (1,236)
                                                   --------- ----------- ----------- ---------------
   Balances, December 31, 2017.................... $  61,541 $    14,210 $     9,554 $           894
                                                   ========= =========== =========== ===============

   --------
  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets.
  /(3)/SCS, SIO, MSO and UIL indexed features are reported in Policyholders'
       account balances in the consolidated balance sheets.
  /(4)/Reported in Net derivative gains (losses) in the consolidated statements of income (loss).

   Equity-Based and Treasury Futures Contracts Margin

   All outstanding equity-based and treasury futures contracts at December 31, 2018 are exchange-traded and net settled daily in cash. At December 31, 2018, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $245 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $70 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East ("EAFE") indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $25 million.

   Collateral Arrangements

   The Company generally has executed a Credit Support Annex ("CSA") under the International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") it maintains with each of its over-the-counter ("OTC") derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2018 and 2017, respectively, the Company held $1,564 million and $1,855 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $3 million and $3 million at December 31, 2018 and 2017, respectively, in the normal operation of its collateral arrangements.

   Securities Repurchase and Reverse Repurchase Transactions

   Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company's securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2018 and 2017, the balance outstanding under securities repurchase transactions was $573 million and $1,887 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see "Obligations under Funding Agreements" in Note 17 -- Commitments and Contingent Liabilities.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2018:

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2018

                                                              GROSS
                                                GROSS         AMOUNT        NET AMOUNT
                                                AMOUNT    OFFSET IN THE  PRESENTED IN THE
                                              RECOGNIZED  BALANCE SHEETS  BALANCE SHEETS
                                              ----------- -------------- ----------------
                                                             (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $     2,946  $       2,912 $             34
  Other financial instruments................       1,520             --            1,520
                                              -----------  ------------- ----------------
   Other invested assets..................... $     4,466  $       2,912 $          1,554
                                              ===========  ============= ================
LIABILITIES
  Total Derivatives.......................... $     3,109  $       2,912 $            197
  Other financial liabilities................       1,263             --            1,263
                                              -----------  ------------- ----------------
   Other liabilities......................... $     4,372  $       2,912 $          1,460
                                              ===========  ============= ================
  Securities sold under agreement to
   repurchase/(1)/........................... $       571  $          -- $            571
                                              ===========  ============= ================

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2018.

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2018

                                               NET AMOUNT  COLLATERAL (RECEIVED)/HELD
                                              PRESENTED IN ------------------------
                                              THE BALANCE   FINANCIAL                    NET
                                                 SHEETS    INSTRUMENTS    CASH/(3)/     AMOUNT
                                              ------------ -----------   -----------  ---------
                                                                (IN MILLIONS)
ASSETS
  Total Derivatives.......................... $      1,397 $        --   $    (1,363) $      34
  Other financial instruments................        1,520          --            --      1,520
                                              ------------ -----------   -----------  ---------
   Other invested assets..................... $      2,917 $        --   $    (1,363) $   1,554
                                              ============ ===========   ===========  =========
LIABILITIES
  Total Derivatives.......................... $        197 $        --   $        --  $     197
  Other financial liabilities................        1,263          --            --      1,263
                                              ------------ -----------   -----------  ---------
   Other liabilities......................... $      1,460 $        --   $        --  $   1,460
                                              ============ ===========   ===========  =========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $        571 $      (588)  $        --  $     (17)
                                              ============ ===========   ===========  =========

   --------
  /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.
   /(2)/US Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                               DECEMBER 31, 2018

                                                   REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                              ----------------------------------------------------------
                                              OVERNIGHT AND  UP TO 30   30-90  GREATER THAN
                                               CONTINUOUS      DAYS     DAYS     90 DAYS        TOTAL
                                              -------------- --------- ------- ------------- -----------
                                                                    (IN MILLIONS)
Securities sold under agreement
  to repurchase/(1)/
  U.S. Treasury and agency securities........ $           -- $     571 $    -- $          -- $       571
                                              -------------- --------- ------- ------------- -----------
Total........................................ $           -- $     571 $    -- $          -- $       571
                                              ============== ========= ======= ============= ===========

   --------
   /(1)/Excludes expense of $2 million in securities sold under agreement to repurchase.

   The following table presents information about the Company's offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

   OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES AND DERIVATIVE INSTRUMENTS
                             AT DECEMBER 31, 2017

                                                               Gross
                                                 Gross         Amount         Net Amount
                                                 Amount    Offset in the   Presented in the
                                               Recognized  Balance Sheets   Balance Sheets
                                              ------------ --------------- ----------------
                                                              (in millions)
Assets
  Total Derivatives.......................... $      3,740 $         3,614 $            126
  Other financial instruments................        1,704              --            1,704
                                              ------------ --------------- ----------------
   Other invested assets..................... $      5,444 $         3,614 $          1,830
                                              ============ =============== ================
Liabilities
  Total Derivatives.......................... $      3,614 $         3,614 $             --
  Other financial liabilities................        1,242              --            1,242
                                              ------------ --------------- ----------------
   Other liabilities......................... $      4,856 $         3,614 $          1,242
                                              ============ =============== ================
  Securities sold under agreement to
   repurchase/(1)/........................... $      1,882 $            -- $          1,882
                                              ============ =============== ================

   --------
   /(1)/Excludes expense of $5 million included in Securities sold under agreements to repurchase on the consolidated balance sheets.

   The following table presents information about the Company's gross collateral amounts that are not offset in the consolidated balance sheets at December 31, 2017:

       COLLATERAL AMOUNTS NOT OFFSET IN THE CONSOLIDATED BALANCE SHEETS
                             AT DECEMBER 31, 2017

                                               Net Amount   Collateral (Received)/Held
                                              Presented in  ------------------------
                                              the Balance    Financial                    Net
                                                 Sheets     Instruments    Cash/(3)/     Amount
                                              ------------- ------------  -----------  -----------
                                                                 (in millions)
Assets
  Total derivatives.......................... $       1,954 $         --  $    (1,828) $       126
  Other financial instruments................         1,704           --           --        1,704
                                              ------------- ------------  -----------  -----------
   Other invested assets..................... $       3,658 $         --  $    (1,828) $     1,830
                                              ============= ============  ===========  ===========

                                               Net Amount    Collateral (Received)/Held
                                              Presented in  ---------------------------
                                              the Balance     Financial                    Net
                                                 Sheets      Instruments     Cash/(3)/    Amount
                                              ------------- -------------  ------------  --------
                                                                 (in millions)
Liabilities
  Other financial liabilities................ $       1,242 $          --  $         --  $  1,242
                                              ------------- -------------  ------------  --------
   Other liabilities......................... $       1,242 $          --  $         --  $  1,242
                                              ============= =============  ============  ========
  Securities sold under agreement to
   repurchase/(1)(2)(3)/..................... $       1,882 $      (1,988) $        (21) $   (127)
                                              ============= =============  ============  ========

   --------
  /(1)/Excludes expense of $5 million in securities sold under agreement to repurchase.
  /(2)/U.S. Treasury and agency securities are in fixed maturities available-for-sale on the consolidated balance sheets.
  /(3)/Cash is included in Cash and cash equivalents on consolidated balance sheets.

   The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2017:

           REPURCHASE AGREEMENT ACCOUNTED FOR AS SECURED BORROWINGS
                             AT DECEMBER 31, 2017

                                                   Remaining Contractual Maturity of the Agreements
                                              ----------------------------------------------------------
                                               Overnight and  Up to 30   30-90    Greater Than
                                                Continuous      days     days       90 days      Total
                                              --------------- -------- --------- -------------- --------
                                                                    (in millions)
Securities sold under agreement to
  repurchase/(1)/
  U.S. Treasury and agency securities........ $            -- $  1,882 $      -- $           -- $  1,882
                                              --------------- -------- --------- -------------- --------
Total........................................ $            -- $  1,882 $      -- $           -- $  1,882
                                              =============== ======== ========= ============== ========

   --------
   /(1)/Excludes expense of $5 million in securities sold under agreements to repurchase on the consolidated balance sheets.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                                           YEARS ENDED DECEMBER 31
                                                        ----------------------------
                                                          2018      2017      2016
                                                        --------  --------  --------
                                                                (IN MILLIONS)
Fixed maturities....................................... $  1,540  $  1,365  $  1,418
Mortgage loans on real estate..........................      494       453       461
Real estate held for the production of income..........       (6)        2        --
Repurchase agreement...................................       --        --         1
Other equity investments...............................      123       169        55
Policy loans...........................................      201       205       210
Trading securities.....................................      128       258        64
Other investment income................................       69        54        16
                                                        --------  --------  --------
  Gross investment income (loss).......................    2,549     2,506     2,225
Investment expenses/(1)/...............................      (71)      (65)      (57)
                                                        --------  --------  --------
  Net Investment Income (Loss)......................... $  2,478  $  2,441  $  2,168
                                                        ========  ========  ========

   --------
  /(1)/Investment expenses includes expenses related to the management of the two buildings sold in 2016.

   Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the consolidated statements of income (loss). The table below shows a breakdown of Net investment income from trading account securities during the years ended December 31, 2018, 2017 and 2016:

             NET INVESTMENT INCOME (LOSS) FROM TRADING SECURITIES

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2018    2017    2016
                                                       -------  ------  ------
                                                            (IN MILLIONS)
Net investment gains (losses) recognized during the
  period on securities held at the end of the period.. $  (174) $   63  $  (45)
Net investment gains (losses) recognized on
  securities sold during the period...................     (24)    (19)    (11)
                                                       -------  ------  ------
Unrealized and realized gains (losses) on trading
  securities..........................................    (198)     44     (56)
Interest and dividend income from trading securities..     326     214     120
                                                       -------  ------  ------
Net investment income (loss) from trading securities.. $   128  $  258  $   64
                                                       =======  ======  ======

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              -------  ---------  --------
                                                      (IN MILLIONS)
Fixed maturities............................. $     6  $    (130) $     (3)
Mortgage loans on real estate................      --          2        (2)
Other equity investments.....................      --          3        --
Other........................................      (2)        --        23
                                              -------  ---------  --------
Investment gains (losses), net............... $     4  $    (125) $     18
                                              =======  =========  ========

   For the years ended December 31, 2018, 2017 and 2016, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders' account balances totaled $3 million, $3 million and $4 million.

4) INTANGIBLE ASSETS

   Capitalized Software

   Capitalized software, net of accumulated amortization, amounted to $115 million and $96 million at December 31, 2018 and 2017, respectively, and is recorded in Other assets. Amortization of capitalized software in 2018, 2017 and 2016 was $35 million, $37 million and $42 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss). Amortization expense for capitalized software is expected to be approximately $43 million in 2019, $47 million in 2020, $47 million in 2021, $47 million in 2022 and $47 million in 2023.

5) CLOSED BLOCK

   As a result of demutualization, the Company's Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company's General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the "NYDFS"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Summarized financial information for the Company's Closed Block is as follows:

                                                         AS OF DECEMBER 31,
                                                        ---------------------
                                                           2018       2017
                                                        ---------- ----------
                                                            (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account
  balances and other................................... $    6,709 $    6,958
Policyholder' dividend obligation......................         --         19
Other liabilities......................................         47        271
                                                        ---------- ----------
Total Closed Block liabilities.........................      6,756      7,248
                                                        ---------- ----------
ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value
  (amortized cost of $ 3,680 and $3,923)...............      3,672      4,070
Mortgage loans on real estate, net of valuation
  allowance of $-- and $--.............................      1,824      1,720
Policy loans...........................................        736        781
Cash and other invested assets.........................         76        351
Other assets...........................................        179        182
                                                        ---------- ----------
Total assets designated to the Closed Block............      6,487      7,104
                                                        ---------- ----------
Excess of Closed Block liabilities over assets
  designated to the Closed Block.......................        269        144
Amounts included in Accumulated other comprehensive
  income (loss):
  Net unrealized investment gains (losses), net of
   policyholders' dividend obligation of $-- and $19...          8        138
                                                        ---------- ----------
  Maximum future income to be recognized from closed
   block assets and liabilities........................ $      277 $      282
                                                        ========== ==========

   The Company's Closed Block revenues and expenses follow:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
REVENUES:
Premiums and other income.................... $    194  $    224  $    212
Net investment income (loss).................      291       314       349
Investment gains (losses), net...............       (3)      (20)       (1)
                                              --------  --------  --------
  Total revenues.............................      482       518       560
                                              --------  --------  --------

                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------
                                                2018        2017        2016
                                             ----------  ----------  ----------
                                                        (IN MILLIONS)
BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends....... $      471  $      537  $      522
Other operating costs and expenses..........          3           2           4
                                             ----------  ----------  ----------
  Total benefits and other deductions.......        474         539         526
                                             ----------  ----------  ----------
Net income, before income taxes.............          8         (21)         34
  Income tax (expense) benefit..............         (3)        (36)        (12)
                                             ----------  ----------  ----------
Net income (losses)......................... $        5  $      (57) $       22
                                             ==========  ==========  ==========

   A reconciliation of the Company's policyholders' dividend obligation follows:

                                                                DECEMBER 31,
                                                             ------------------
                                                               2018      2017
                                                             --------  --------
                                                                (IN MILLIONS)
Balance, beginning of year.................................. $     19  $     52
Unrealized investment gains (losses)........................      (19)      (33)
                                                             --------  --------
Balance, end of year........................................ $     --  $     19
                                                             ========  ========

6) DAC AND POLICYHOLDER BONUS INTEREST CREDITS

   Changes in the deferred policy acquisition cost asset for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                               YEARS ENDED DECEMBER 31,
                                              -------------------------
                                                2018     2017     2016
                                              -------  -------  -------
                                                    (IN MILLIONS)
Balance, beginning of year................... $ 4,492  $ 5,025  $ 5,079
Capitalization of commissions, sales and
  issue expenses.............................     597      578      594
Amortization:
  Impact of assumptions updates and
   model changes.............................     165     (247)    (193)
All other....................................    (596)    (653)    (449)
                                              -------  -------  -------
  Total amortization.........................    (431)    (900)    (642)
                                              -------  -------  -------
Change in unrealized investment gains
  and losses.................................     353     (211)      (6)
                                              -------  -------  -------
Balance, end of year......................... $ 5,011  $ 4,492  $ 5,025
                                              =======  =======  =======

   Changes in the deferred asset for policyholder bonus interest credits for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                YEARS ENDED DECEMBER 31,
                                              ----------------------------
                                                2018      2017      2016
                                              --------  --------  --------
                                                      (IN MILLIONS)
Balance, beginning of year................... $    473  $    504  $    534
Policyholder bonus interest credits deferred.        4         6        13
Amortization charged to income...............      (51)      (37)      (43)
                                              --------  --------  --------
Balance, end of year......................... $    426  $    473  $    504
                                              ========  ========  ========

7) FAIR VALUE DISCLOSURES

   The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2018 and December 31, 2017, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. The Company recognizes transfers between valuation levels at the beginning of the reporting period.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2018

                                                LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
                                                ------- -------- ------- --------
                                                          (IN MILLIONS)
ASSETS
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $    -- $ 25,202 $ 1,174 $ 26,376
   U.S. Treasury, government and agency........      --   13,335      --   13,335
   States and political subdivisions...........      --      416      38      454
   Foreign governments.........................      --      519      --      519
   Residential mortgage-backed/(2)/............      --      202      --      202
   Asset-backed/(3)/...........................      --       71     519      590
   Redeemable preferred stock..................     163      276      --      439
                                                ------- -------- ------- --------
     Total fixed maturities,
       available-for-sale......................     163   40,021   1,731   41,915

                                               LEVEL 1   LEVEL 2  LEVEL 3    TOTAL
                                              --------- --------- -------- ---------
                                                          (IN MILLIONS)
  Other equity investments................... $      12 $      -- $     -- $      12
  Trading securities.........................       218    14,919       29    15,166
  Other invested assets:
   Short-term investments....................        --       412       --       412
   Assets of consolidated VIEs/VOEs..........        --        --       19        19
   Swaps.....................................        --       423       --       423
   Credit default swaps......................        --        17       --        17
   Options...................................        --       956       --       956
                                              --------- --------- -------- ---------
     Total other invested assets.............        --     1,808       19     1,827
Cash equivalents.............................     2,160        --       --     2,160
GMIB reinsurance contracts asset.............        --        --    1,991     1,991
Separate Accounts assets.....................   105,159     2,733      374   108,266
                                              --------- --------- -------- ---------
   Total Assets.............................. $ 107,712 $  59,481 $  4,144 $ 171,337
                                              ========= ========= ======== =========
LIABILITIES
GMxB derivative features' liability.......... $      -- $      -- $  5,431 $   5,431
SCS, SIO, MSO and IUL indexed
  features' liability........................        --       687       --       687
                                              --------- --------- -------- ---------
   Total Liabilities......................... $      -- $     687 $  5,431 $   6,118
                                              ========= ========= ======== =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2017

                                                 Level 1    Level 2   Level 3    Total
                                                ---------- --------- --------- ----------
                                                              (in millions)
Assets
Investments
  Fixed maturities, available-for-sale:
   Corporate/(1)/.............................. $       -- $  20,343 $   1,139 $   21,482
   U.S. Treasury, government and agency........         --    13,135        --     13,135
   States and political subdivisions...........         --       441        40        481
   Foreign governments.........................         --       409        --        409
   Residential mortgage-backed/(2)/............         --       251        --        251
   Asset-backed/(3)/...........................         --        88         8         96
   Redeemable preferred stock..................        180       324        --        504
                                                ---------- --------- --------- ----------
     Total fixed maturities,
       available-for-sale......................        180    34,991     1,187     36,358
  Other equity investments.....................         13        --        --         13
  Trading securities...........................        180    12,097        --     12,277
  Other invested assets........................
   Short-term investments......................         --       763        --        763
   Assets of consolidated VIEs/VOEs............         --        --        25         25
   Swaps.......................................         --        15        --         15
   Credit default swaps........................         --        33        --         33
   Options.....................................         --     1,907        --      1,907
                                                ---------- --------- --------- ----------
     Total other invested assets...............         --     2,718        25      2,743
Cash equivalents...............................      1,908        --        --      1,908
Segregated securities..........................         --         9        --          9
GMIB reinsurance contracts asset...............         --        --    10,488     10,488
Separate Accounts assets.......................    118,983     2,983       349    122,315
                                                ---------- --------- --------- ----------
   Total Assets................................ $  121,264 $  52,798 $  12,049 $  186,111
                                                ========== ========= ========= ==========

                                              Level 1  Level 2  Level 3    Total
                                              -------- ------- --------- ---------
                                                         (in millions)
Liabilities
GMxB derivative features' liability.......... $     -- $    -- $   4,256 $   4,256
SCS, SIO, MSO and IUL indexed
  features' liability........................       --   1,698        --     1,698
                                              -------- ------- --------- ---------
   Total Liabilities......................... $     -- $ 1,698 $   4,256 $   5,954
                                              ======== ======= ========= =========

   --------
  /(1)/Corporate fixed maturities includes both public and private issues. /(2)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(3)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   The fair values of the Company's public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   The fair values of the Company's private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   The net fair value of the Company's freestanding derivative positions as disclosed in Note 3 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap ("OIS") curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Account assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury bills segregated in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company's AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   Certain Company products such as the SCS and EQUI-VEST variable annuity products, and in the MSO fund available in some life contracts offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have 1, 3, 5, or 6-year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g. holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

   The Company's investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, asset-backed securities are classified as Level 3.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract's benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities' fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features' liability over a range of market-consistent economic scenarios.

   The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

   After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $184 million and $69 million at December 31, 2018 and 2017, respectively, to recognize incremental counterparty non-performance risk.

   Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

   The Company's consolidated VIEs/VOEs hold investments that are classified as Level 3 and primarily consist of corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

   In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

   In 2017, AFS fixed maturities with fair values of $6 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $7 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.1% of total equity at December 31, 2017.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2018, 2017 and 2016 respectively:

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                               STATE AND                 COMMERCIAL
                                                               POLITICAL       FOREIGN   MORTGAGE-
                                                 CORPORATE    SUBDIVISIONS   GOVERNMENTS   BACKED   ASSET-BACKED
                                                -----------  --------------  ----------- ---------- ------------
                                                                          (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $     1,139  $           40  $        -- $       -- $          8
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............           7              --           --         --           (2)
     Investment gains (losses), net............          (8)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
  Subtotal.....................................          (1)             --           --         --           (2)
                                                -----------  --------------  ----------- ---------- ------------
Other comprehensive income (loss)..............         (20)             (1)          --         --           (7)
Purchases......................................         322              --           --         --          550
Sales..........................................        (321)             (1)          --         --          (30)
Transfers into Level 3/(1)/....................          83              --           --         --           --
Transfers out of Level 3/(1)/..................         (28)             --           --         --           --
                                                -----------  --------------  ----------- ---------- ------------
BALANCE, DECEMBER 31, 2018..................... $     1,174  $           38  $        -- $       -- $        519
                                                ===========  ==============  =========== ========== ============

                                                             STATE AND                   COMMERCIAL
                                                             POLITICAL       FOREIGN     MORTGAGE-     ASSET-
                                                CORPORATE   SUBDIVISIONS   GOVERNMENTS     BACKED      BACKED
                                                ---------  -------------  ------------  ------------  --------
                                                                         (IN MILLIONS)
Balance, January 1, 2017....................... $     845  $          42  $         --  $        349  $     24
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Net investment income (loss)..............         5             --            --            (2)       --
     Investment gains (losses), net............         2             --            --           (63)       15
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         7             --            --           (65)       15
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         4             (1)           --            45        (9)
Purchases......................................       612             --            --            --        --
Sales..........................................      (331)            (1)           --          (329)      (21)
Transfers into Level 3/(1)/....................         7             --            --            --        --
Transfers out of Level 3/(1)/..................        (5)            --            --            --        (1)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2017..................... $   1,139  $          40  $         --  $         --  $      8
                                                =========  =============  ============  ============  ========

Balance, January 1, 2016....................... $     420  $          45  $          1  $        503  $     40
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
  Subtotal.....................................         1             --            --           (67)       --
                                                ---------  -------------  ------------  ------------  --------
Other comprehensive income (loss)..............         7             (2)           --            14         1
Purchases......................................       572             --            --            --        --
Sales..........................................      (142)            (1)           --           (87)       (8)
Transfers into Level 3/(1)/....................        25             --            --            --        --
Transfers out of Level 3/(1)/..................       (38)            --            (1)          (14)       (9)
                                                ---------  -------------  ------------  ------------  --------
Balance, December 31, 2016..................... $     845  $          42  $         --  $        349  $     24
                                                =========  =============  ============  ============  ========

                                                                                                        GMXB
                                                REDEEMABLE                       GMIB      SEPARATE  DERIVATIVE
                                                PREFERRED    OTHER EQUITY     REINSURANCE  ACCOUNT    FEATURES
                                                  STOCK     INVESTMENTS/(2)/     ASSET      ASSETS   LIABILITY
                                                ----------- ---------------  ------------  --------  ----------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2018....................... $        -- $            25  $     10,488  $    349  $   (4,256)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --              --            --        26          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --              --          (972)       --        (296)
     Non-performance risk/(4)/.................          --              --           (96)       --        (490)
                                                ----------- ---------------  ------------  --------  ----------
  Subtotal.....................................          --              --        (1,068)       26        (786)
                                                ----------- ---------------  ------------  --------  ----------
Purchases/(2)/.................................          --              29            96         5        (403)
Sales/(3)/.....................................          --              --           (62)       (1)         14
Settlements....................................          --              --        (7,463)       (5)         --
Activity related to consolidated VIEs/ VOEs....          --              (6)           --        --          --
Transfers into Level 3/(1)/....................          --               5            --        --          --
Transfers out of Level 3/(1)/..................          --              (5)           --        --          --
                                                ----------- ---------------  ------------  --------  ----------
BALANCE, DECEMBER 31, 2018..................... $        -- $            48  $      1,991  $    374  $   (5,431)
                                                =========== ===============  ============  ========  ==========

                                                                                                        GMXB
                                                 REDEEMABLE                      GMIB      SEPARATE  DERIVATIVE
                                                 PREFERRED    OTHER EQUITY    REINSURANCE  ACCOUNT    FEATURES
                                                   STOCK     INVESTMENTS/(2)/    ASSET      ASSETS   LIABILITY
                                                -----------  ---------------  -----------  --------  ----------
Balance, January 1, 2017....................... $         1   $           40  $    10,313  $    313  $   (5,473)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        29          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --           (6)       --       1,443
     Non-performance risk/(4)/.................          --               --           75        --         149
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --           69        29       1,592
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive............................
income(loss)...................................          (1)              --           --        --          --
Purchases/(2)/.................................          --               --          221        13        (381)
Sales/(3)/.....................................          --               --         (115)       (2)          6
Settlements....................................          --               --           --        (4)         --
Activity related to consolidated VIEs/ VOEs....          --              (15)          --        --          --
Transfers into level 3/(1)/....................          --               --           --        --          --
Transfers out of level 3/(1)/..................          --               --           --        --          --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2017..................... $        --   $           25  $    10,488  $    349  $   (4,256)
                                                ===========   ==============  ===========  ========  ==========

Balance, January 1, 2016....................... $        --   $            1  $    10,582  $    313  $   (5,266)
Total gains (losses), realized and
  unrealized, included in:
   Income (loss) as:
     Investment gains (losses), net............          --               --           --        19          --
     Net derivative gains (losses),
       excluding non-performance risk..........          --               --         (242)       --        (126)
     Non-performance risk/(4)/.................          --               --          (20)       --         263
                                                -----------   --------------  -----------  --------  ----------
  Subtotal.....................................          --               --         (262)       19         137
                                                -----------   --------------  -----------  --------  ----------
Other comprehensive income (loss)..............          --               (1)          --        --          --
Purchases/(2)/.................................           1               --          223        10        (348)
Sales/(3)/.....................................          --               --         (230)       --           4
Settlements....................................          --               --           --        (7)         --
Activities related to consolidated VIEs/ VOEs..          --               40           --        --          --
Transfers into level 3/(1)/....................          --               --           --         1          --
Transfers out of level 3/(1)/..................          --                            --       (23)         --
                                                -----------   --------------  -----------  --------  ----------
Balance, December 31, 2016..................... $         1   $           40  $    10,313  $    313  $   (5,473)
                                                ===========   ==============  ===========  ========  ==========

   --------
  /(1)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.
  /(2)/For the GMIB reinsurance contract asset, and GMxB derivative features liability, represents attributed fee.
  /(3)/For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
  /(4)/The Company's non-performance risk is recorded through Net derivative gains (losses).

   The table below details changes in unrealized gains (losses) for 2018, 2017 and 2016 by category for Level 3 assets and liabilities still held at December 31, 2018, 2017 and 2016 respectively.

                                                         EARNINGS (LOSS)
                                                ---------------------------------
                                                                  NET
                                                 INVESTMENT    DERIVATIVE
                                                    GAINS        GAINS
                                                (LOSSES), NET   (LOSSES)     OCI
                                                ------------- -----------  ------
                                                          (IN MILLIONS)
HELD AS OF DECEMBER 31, 2018:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $  (18)
     State and political subdivisions..........            --          --      (1)
     Asset-backed..............................            --          --      (7)
                                                ------------- -----------  ------
       Subtotal................................            --          --     (26)
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --      (1,068)     --
   Separate Accounts assets/(1)/...............            26          --      --
   GMxB derivative features liability..........            --        (786)     --
                                                ------------- -----------  ------
       Total................................... $          26 $    (1,854) $  (26)
                                                ============= ===========  ======
Held as of December 31, 2017:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $    4
     Commercial mortgage-backed................            --          --      45
     Asset-backed..............................            --          --      (9)
       Subtotal................................            --          --      40
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --          69      --
                                                ------------- -----------  ------
   Separate Accounts assets/(1)/...............            29          --      --
   GMxB derivative features liability..........            --       1,592      --
                                                ------------- -----------  ------
       Total................................... $          29 $     1,661  $   40
                                                ============= ===========  ======
Held as of December 31, 2016:
  Change in unrealized gains (losses):
   Fixed maturities, available-for-sale
     Corporate................................. $          -- $        --  $   11
     State and political subdivisions..........            --          --      (1)
     Commercial mortgage-backed................            --          --       9
     Asset-backed..............................            --          --       1
                                                ------------- -----------  ------
       Subtotal................................            --          --      20
                                                ------------- -----------  ------
   GMIB reinsurance contracts..................            --        (262)     --
   Separate Accounts assets/(1)/...............            20          --      --
   GMxB derivative features liability..........            --         137      --
                                                ------------- -----------  ------
       Total................................... $          20 $      (125) $   20
                                                ============= ===========  ======

   --------
   /(1)/There is an investment expense that offsets this investment gain (loss).

   The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2018 and 2017, respectively.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2018

                                FAIR            VALUATION                 SIGNIFICANT                       WEIGHTED
                                VALUE           TECHNIQUE              UNOBSERVABLE INPUT         RANGE     AVERAGE
                                ------ ---------------------------- ------------------------  ------------- --------
                                                                   (IN MILLIONS)
ASSETS:
Investments:
  Fixed maturities,
  available-for- sale:
   Corporate................... $   93 Matrix pricing model            Spread over Benchmark  15 - 580 BPS  104 BPS

                                   881 Market comparable companies                    EBITDA  4.1X - 37.8X   12.1X
                                                                          multiples Discount  6.4% - 16.5%   10.7%
                                                                    rate Cash flow multiples  1.8X - 18.0X   11.4X
--------------------------------------------------------------------------------------------------------------------

Separate Accounts assets.......    352 Third party appraisal        Capitalization rate Exit      4.4%
                                                                              capitalization      5.6%
                                                                          rate Discount rate      6.5%

                                     1 Discounted cash flow                 Spread over U.S.
                                                                     Treasury curve Discount     248 BPS
                                                                                      factor      5.1%
--------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                                                      Lapse rates Withdrawal
  contract asset...............  1,991   Discounted cash flow              rates Utilization  1.0% - 6.27%
                                                                       rates Non-performance   0.0% - 8.0%
                                                                                        risk  0.0% - 16.0%
                                                                          Volatility rates -  74 - 159 BPS
                                                                            Equity Mortality  10.0% - 34.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.18%
                                                                     40 Ages 41 - 60 Ages 60  0.07% - 0.54%
                                                                                       - 115  0.42% - 42.0%
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMIBNLG........................  5,341 Discounted cash flow                  Non-performance     189 BPS
                                                                                  risk Lapse  0.8% - 26.2%
                                                                      rates Withdrawal rates  0.0% - 12.1%
                                                                     Annuitization Mortality  0.0% - 100.0%
                                                                        rates/(1)/: Ages 0 -  0.01% - 0.19%
                                                                     40 Ages 41 - 60 Ages 60  0.06% - 0.53%
                                                                                       - 115  0.41% - 41.2%
--------------------------------------------------------------------------------------------------------------------

GWBL/GMWB......................    130 Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 7.0%
                                                                    rates Volatility rates -   100% AFTER
                                                                                      Equity      DELAY
                                                                                              10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GIB............................   (48) Discounted cash flow           Lapse rates Withdrawal   0.5% - 5.7%
                                                                           rates Utilization   0.0% - 8.0%
                                                                    rates Volatility rates -  0.0% - 16.0%
                                                                                      Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

GMAB...........................      7 Discounted cash flow           Lapse rates Volatility   1.0% - 5.7%
                                                                              rates - Equity  10.0% - 34.0%
--------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS AT DECEMBER 31,
                                     2017

                                Fair         Valuation                  Significant                           Weighted
                                Value        Technique               Unobservable Input             Range     Average
                               ------- ---------------------- --------------------------------- ------------- --------
                                                                (in millions)
Assets:
Investments:
  Fixed maturities,
   available-for-sale:
   Corporate.................. $    53 Matrix pricing model
                                                              Spread over the industry-specific
                                                                          benchmark yield curve  0 - 565 bps  125 bps

                                   789 Market comparable                       EBITDA multiples 5.3x - 27.9x   12.9x
                                         companies                                Discount rate 7.2% - 17.0%   11.1%
                                                                            Cash flow multiples 9.0x - 17.7x   13.1x
----------------------------------------------------------------------------------------------------------------------

Separate Accounts assets......     326 Third party appraisal                Capitalization rate     4.6%
                                                                       Exit capitalization rate      5.6%
                                                                                  Discount rate     6.6%

                                     1 Discounted cash flow
                                                                Spread over U.S. Treasury curve    243 bps
                                                                                Discount factor     4.4%
----------------------------------------------------------------------------------------------------------------------

GMIB reinsurance                10,488 Discounted cash flow                         Lapse rates  1.0% - 6.3%
  contract asset..............                                                 Withdrawal rates  0.0% - 8.0%
                                                                         GMIB Utilization rates 0.0% - 16.0%
                                                                           Non-performance risk 5bps - 10bps
                                                                      Volatility rates - Equity 9.9% - 30.9%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.18%
                                                                                   Ages 41 - 60 0.07% - 0.54%
                                                                                  Ages 60 - 115 0.42% - 42.0%
----------------------------------------------------------------------------------------------------------------------

Liabilities:
GMIBNLG.......................   4,149 Discounted cash flow                Non-performance risk     1.0%
                                                                                    Lapse rates 0.8% - 26.2%
                                                                               Withdrawal rates 0.0% - 12.4%
                                                                              Utilization rates 0.0% - 16.0%
                                                                           NLG Forfeiture rates  0.6% - 2.1%
                                                                    Long-term equity volatility     20.0%
                                                                          Mortality rates/(1)/:
                                                                                    Ages 0 - 40 0.01% - 0.19%
                                                                                   Ages 41 - 60 0.06% - 0.53%
                                                                                  Ages 60 - 115 0.41% - 41.2%
----------------------------------------------------------------------------------------------------------------------
GWBL/GMWB.....................     130 Discounted cash flow                         Lapse rates  0.9% - 5.7%
                                                                               Withdrawal rates  0.0% - 7.0%
                                                                              Utilization rates 0.0% - 16.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GIB...........................    (27) Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------
GMAB..........................       5 Discounted cash flow                         Lapse rates 0.5% - 11.0%
                                                                      Volatility rates - Equity 9.9% - 30.9%
----------------------------------------------------------------------------------------------------------------------

   --------
  /(1)/Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

   Excluded from the tables above at December 31, 2018 and 2017, respectively, are approximately $826 million and $392 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2018 and 2017, there were no Level 3 securities that were determined by application of a matrix-pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2018 and 2017, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Included in other equity investments classified as Level 3 are reporting entities' venture capital securities in the Technology, Media and Telecommunications industries. The fair value measurements of these securities include significant unobservable inputs including an enterprise value to revenue multiples and a discount rate to account for liquidity and various risk factors. Significant increases (decreases) in the enterprise value to revenue multiple inputs in isolation would result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the discount rate would result in a significantly lower (higher) fair value measurement.

   Separate Accounts assets classified as Level 3 in the table at December 31, 2018 and 2017, primarily consist of a private real estate fund and mortgage loans. A third-party appraisal valuation technique is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to the appraisal value would result in a higher (lower) measure of fair value. With respect to the fair value measurement of mortgage loans a discounted cash flow approach is applied, a significant increase (decrease) in the assumed spread over U.S. Treasury securities would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

   The carrying values and fair values at December 31, 2018 and 2017 for financial instruments not otherwise disclosed in Note 3 are presented in the table below.

                                                                     FAIR VALUE
                                               CARRYING  -----------------------------------
                                                VALUE    LEVEL 1  LEVEL 2  LEVEL 3   TOTAL
                                              ---------- -------- -------- -------- --------
                                                              (IN MILLIONS)
DECEMBER 31, 2018:
Mortgage loans on real estate................ $   11,818 $     -- $     -- $ 11,478 $ 11,478
Loans to affiliates..........................        600       --      603       --      603
Policyholders' liabilities:
  Investment contracts.......................      1,974       --       --    2,015    2,015
FHLBNY funding agreements....................      4,002       --    3,956       --    3,956
Policy loans.................................      3,267       --       --    3,944    3,944
Short-term and long-term debt................         --       --       --       --       --
Loans from affiliates........................        572       --      572       --      572
Separate Accounts liabilities................      7,406       --       --    7,406    7,406

December 31, 2017:
Mortgage loans on real estate................ $   10,935 $     -- $     -- $ 10,895 $ 10,895
Loans to affiliates..........................        703       --      700       --      700
Policyholders' liabilities:
  Investment contracts.......................      2,068       --       --    2,170    2,170
FHLBNY funding agreements....................      3,014       --    3,020       --    3,020
Policy loans.................................      3,315       --       --    4,210    4,210
Short-term and long-term debt................        203       --      202       --      202
Separate Accounts liabilities................      7,537       --       --    7,537    7,537

   As our COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Fair values for the Company's long-term debt related to real estate joint ventures are determined by a third-party appraisal and assessed for reasonableness. The Company's short-term debt primarily includes commercial paper with short-term maturities and carrying value approximates fair value. The fair values for the Company's other long-term debt are determined by Bloomberg's evaluated pricing service, which uses direct observations or observed comparables. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. treasury yield curve and historical loan repayment patterns.

   The fair values of the Company's funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLB.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8) INSURANCE LIABILITIES

   Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

      . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

      . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

      . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

      . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

      . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   LIABILITIES FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES AND NO NLG FEATURE

   The change in the liabilities for variable annuity contracts with GMDB and GMIB features and no NLG feature are summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders' liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

CHANGE IN LIABILITY FOR VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                                      AND
                                NO NLG FEATURE

             FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                    GMDB              GMIB
                                              ----------------  ----------------
                                               DIRECT   CEDED   DIRECT    CEDED
                                              -------  -------  ------  --------
                                                         (IN MILLIONS)

Balance at January 1, 2016................... $ 2,991  $(1,430) $3,886  $(10,575)
  Paid guarantee benefits....................    (357)     174    (281)      230
  Other changes in reserve...................     525     (302)    203        31
                                              -------  -------  ------  --------
Balance at December 31, 2016.................   3,159   (1,558)  3,808   (10,314)
  Paid guarantee benefits....................    (354)     171    (151)      115
  Other changes in reserve...................   1,249     (643)  1,097      (289)
                                              -------  -------  ------  --------
Balance at December 31, 2017.................   4,054   (2,030)  4,754   (10,488)
  Paid guarantee benefits....................    (394)      70    (153)       61
  Other changes in reserve...................     994    1,853    (860)    8,435
                                              -------  -------  ------  --------
Balance at December 31, 2018................. $ 4,654  $  (107) $3,741  $ (1,992)
                                              =======  =======  ======  ========

   LIABILITIES FOR EMBEDDED AND FREESTANDING INSURANCE RELATED DERIVATIVES

   The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

   ACCOUNT VALUES AND NET AMOUNT AT RISK

   Account Values and Net Amount at Risk ("NAR") for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2018 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

         DIRECT VARIABLE ANNUITY CONTRACTS WITH GMDB AND GMIB FEATURES
                            AS OF DECEMBER 31, 2018

                                                                     GUARANTEE TYPE
                                               ---------------------------------------------------------
                                                RETURN OF
                                                 PREMIUM     RATCHET      ROLL-UP     COMBO      TOTAL
                                               ----------  -----------  ----------  ---------  ---------
                                                      (IN MILLIONS; EXCEPT AGE AND INTEREST RATE)
Variable annuity contracts with GMDB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $   14,035  $       102  $       61  $     184  $  14,382
   Separate Accounts..........................     41,463        8,382       2,903     30,406     83,154
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $   55,498  $     8,484  $    2,964  $  30,590  $  97,536
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $      418  $       791  $    2,291  $  20,587  $  24,087
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $      418  $       772  $    1,615  $  20,587  $  23,392
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................       51.4         67.0        73.6       69.0       55.3
  Percentage of policyholders over age 70.....       10.0%        43.0%       65.5%      49.9%      18.8%
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

Variable annuity contracts with GMIB features
---------------------------------------------
  Account Values invested in:
   General Account............................ $       --  $        --  $       19  $     251  $     270
   Separate Accounts..........................         --           --      19,407     33,428     52,835
                                               ----------  -----------  ----------  ---------  ---------
  Total Account Values........................ $       --  $        --  $   19,426  $  33,679  $  53,105
                                               ==========  ===========  ==========  =========  =========

  Net Amount at Risk, gross................... $       --  $        --  $      994  $   9,156  $  10,150
                                               ==========  ===========  ==========  =========  =========
  Net Amount at Risk, net of
   amounts reinsured.......................... $       --  $        --  $      309  $   8,268  $   8,577
                                               ==========  ===========  ==========  =========  =========

Average attained age of policyholders
  (in years)..................................        N/A          N/A        68.9       68.8       68.8
  Weighted average years remaining
   until annuitization........................        N/A          N/A         1.7        0.5        0.6
  Range of contractually specified
   interest rates.............................        N/A          N/A      3% - 6%  3% - 6.5%  3% - 6.5%

   For more information about the reinsurance programs of the Company's GMDB and GMIB exposure, see "Reinsurance Agreements" in Note 10.

   Separate Account Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

   The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company's variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                      AS OF DECEMBER 31,
                                              -----------------------------------
                                                    2018              2017
                                              ----------------- -----------------
                                                GMDB     GMIB     GMDB     GMIB
                                              -------- -------- -------- --------
                                                         (IN MILLIONS)
Investment type:
----------------
Equity....................................... $ 35,541 $ 15,759 $ 41,658 $ 19,676
Fixed income.................................    5,173    2,812    5,469    3,110
Balanced.....................................   41,588   33,974   46,577   38,398
Other........................................      852      290      968      314
                                              -------- -------- -------- --------
Total........................................ $ 83,154 $ 52,835 $ 94,672 $ 61,498
                                              ======== ======== ======== ========

   Hedging Programs for GMDB, GMIB, GIB and Other Features

   Beginning in 2003, the Company established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net investment income (loss) in the period in which they occur, and may contribute to income (loss) volatility.

   Variable and Interest-Sensitive Life Insurance Policies -- NLG

   The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The change in the liabilities for NLG liabilities, reflected in the General Account in Future policy benefits and other policyholders' liabilities in the consolidated balance sheets is summarized in the table below:

                                                     DIRECT    REINSURANCE
                                                    LIABILITY     CEDED      NET
                                                   ----------  -----------  -----
                                                            (IN MILLIONS)
Balance at January 1, 2016........................ $    1,144  $      (510) $ 634
  Other changes in reserves.......................         38          (96)   (58)
                                                   ----------  -----------  -----
Balance at December 31, 2016......................      1,182         (606)   576
  Paid guarantee benefits.........................        (24)          --    (24)
  Other changes in reserves.......................       (466)         (58)  (524)
                                                   ----------  -----------  -----
Balance at December 31, 2017......................        692         (664)    28
  Paid guarantee benefits.........................        (23)          --    (23)
  Other changes in reserves.......................        118          (69)    49
                                                   ----------  -----------  -----
Balance at December 31, 2018...................... $      787  $      (733) $  54
                                                   ==========  ===========  =====

9) REVENUE RECOGNITION

   See "Revenue Recognition" in Note 2 for a description of the revenues presented in the table below. The adoption of ASC 606 had no material impact on revenue recognition in 2018. The table below presents the revenues recognized for the years ended December 31, 2018, 2017 and 2016, disaggregated by category:

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
                                                         2018     2017    2016
                                                       -------- -------- ------
                                                            (IN MILLIONS)
Investment management, advisory and service fees:
  Base fees........................................... $    728 $    720 $  674
  Distribution services...............................      301      287    277
                                                       -------- -------- ------
   Total investment management and service fees....... $  1,029 $  1,007 $  951
                                                       ======== ======== ======
Other income.......................................... $     33 $     35 $   23
                                                       ======== ======== ======

   For revenue related to AB, see Note 19.

10)REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The following table summarizes the effect of reinsurance:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2018      2017     2016
                                                    --------  --------  ------
                                                           (IN MILLIONS)
Direct premiums.................................... $    836  $    880  $  850
Reinsurance assumed................................      186       195     206
Reinsurance ceded..................................     (160)     (171)   (176)
                                                    --------  --------  ------
Net premiums....................................... $    862  $    904  $  880
                                                    ========  ========  ======
Policy charges and fee income ceded................ $    467  $    718  $  640
                                                    ========  ========  ======
Policyholders' benefits ceded...................... $    592  $    694  $  942
                                                    ========  ========  ======

   Ceded Reinsurance

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

   Effective February 1, 2018, AXA Equitable Life entered into a coinsurance reinsurance agreement (the "Coinsurance Agreement") to cede 90% of its single premium deferred annuities ("SPDA") products issued between 1978-2001 and its Guaranteed Growth Annuity ("GGA") single premium deferred annuity products issued between 2001-2014. As a result of this agreement, AXA Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by AXA Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, AXA Equitable Life applied deposit accounting. Accordingly, AXA Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

   At December 31, 2018 and 2017, the Company had reinsured with non-affiliates in the aggregate approximately 2.9% and 3.5%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 15.5% and 16.8% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $1,991 million and $10,488 million at December 31, 2018 and 2017, respectively. The estimated fair values decreased $8,497 million and $268 million during 2018 and 2016, respectively, and increased $174 million during 2017.

   At December 31, 2018 and 2017, third-party reinsurance recoverables related to insurance contracts amounted to $2,243 million and $2,420 million, respectively. Additionally, $1,689 million and $1,882 million of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA -- rating by S&P), and Paul Revere Life Insurance Company (A -- rating by S&P).

   Reinsurance payables related to insurance contracts were $113 million and $134 million, at December 31, 2018 and 2017, respectively.

   The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $62 million and $71 million at December 31, 2018 and 2017, respectively.

   The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   Assumed Reinsurance

   In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $712 million and $716 million at December 31, 2018 and 2017, respectively.

   For reinsurance agreements with affiliates, see "Related Party Transactions" in Note 12.

11)LONG-TERM DEBT

   Disposition of Real Estate Joint Ventures

   In March 2018, the Company sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

12)RELATED PARTY TRANSACTIONS

   Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. The Company has entered into a number of related party transactions with AXA and its subsidiaries that are not part of the Company (collectively, "AXA Affiliates") and other related parties that are described herein.

   Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, the Company is subject to Holdings' related party transaction policy which requires certain related party transactions to be reviewed and approved by independent Audit Committee members.

   Cost Sharing and General Service Agreements

   In the second quarter of 2018, AXA Equitable entered into a general services agreement with Holdings whereby AXA Equitable will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. AXA Equitable continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $138 million for the year ended December 31, 2018 and are allocated based on cost center tracking of expenses. The cost centers are approved once a year and are updated based on business area needs throughout the year.

   Loans to Affiliates:

   AFFILIATE LOANS

   On April 20, 2018, AXA Equitable made a loan of $800 million to Holdings with an interest rate of 3.69% and maturing on April 20, 2021. Holdings repaid $200 million of the note on December 21, 2018. The unpaid principal balance of the note as of December 31, 2018 is $600 million.

   In September 2007, AXA issued a $700 million 5.7% Senior Unsecured Note to the Company. In January 2018, AXA pre-paid $50 million of the note. In April 2018, AXA pre-paid the remaining unpaid principal balance of this note.

   SENIOR SURPLUS NOTES

   On December 28, 2018, AXA Equitable, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by AXA Equitable at any time. AXA Equitable repaid this note on March 5, 2019.

   Affiliate fees, revenue and expenses

   INVESTMENT MANAGEMENT AND SERVICE FEES AND EXPENSES

   AXA Equitable FMG, a subsidiary of AXA Equitable, provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

   AXA Investment Managers Inc. ("AXA IM") and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers ("AXA REIM") manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

   Effective December 31, 2018, AXA Equitable transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the "AB Business Transfer"). Accordingly, AB's related party transactions with AXA Affiliates and mutual funds sponsored by AB are now reflected as a discontinued operation in the Company's consolidated financial statements for all periods presented. Investment management and other services provided by AB to mutual funds sponsored by AB prior to the AB Business Transfer will continue based upon the Company's business needs. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

   AFFILIATED DISTRIBUTION REVENUE AND EXPENSES

   AXA Distributors receives commissions and fee revenue from MONY America for sales of its insurance products. The commissions and fees earned from MONY America are based on the various selling agreements.

   AXA Equitable pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries ("AXA Distribution") for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

   Insurance related transactions

   Prior to April 2018, AXA Equitable ceded to AXA RE Arizona, an indirect, wholly owned subsidiary of Holdings, a (i) 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the "GMxB Business"),
   (ii) 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims, and (iii) 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007.

   On April 12, 2018, AXA Equitable completed the unwind of the reinsurance previously provided to AXA Equitable by AXA RE Arizona. Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company ("EQ AZ Life Re"), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into AXA Equitable. Following AXA RE Arizona's merger with and into AXA Equitable, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future AXA Equitable may reinsure the GMxB Business with third parties.

   AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

   The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company's historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company's consolidated financial statements. The Company's primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

   The assets received and the assets removed were as follows:

                                                    AS OF APRIL 12, 2018
                                                       (IN MILLIONS)
                                              ASSETS RECEIVED  ASSETS REMOVED
                                              --------------- ----------------
Assets at fair value:
  Fixed income securities.................... $         7,083
  Short-term investments.....................             205
  Money market funds.........................               2
  Accrued interest...........................              43
  Derivatives................................             282
  Cash and cash equivalents..................           1,273
                                              ---------------
  Total...................................... $         8,888
                                              ===============
Deferred cost of reinsurance asset...........                 $          1,839
GMDB ceded reserves..........................                            2,317
GMIB reinsurance contract asset..............                            7,463
Payable to AXA RE Arizona....................                              270
                                                              ----------------
  Total......................................                 $         11,889
                                                              ================

   Significant non-cash transactions involved in the unwind of the reinsurance previously provided to AXA Equitable Life by AXA RE Arizona included:
   (a) the increase in total investments includes non-cash activities of $7,615 million for assets received related to the recapture transaction,
   (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona, and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into AXA Equitable, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

   The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to AXA Equitable. At December 31, 2018, the Company's GMIB reinsurance asset with EQ AZ Life Re had carrying values of $259 million and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2018 totaled approximately $100 million. Ceded claims paid in 2018 were $78 million.

   Prior to April 2018, AXA Equitable reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to AXA Equitable. At December 31, 2017, the Company's GMIB reinsurance asset with AXA RE Arizona had a carrying value of $8,594 million and was reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 and 2016 totaled approximately $454 million and $447 million, respectively. Ceded claims paid in 2017 and 2016 were $213 million and $65 million, respectively.

   The Company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent that EQ AZ Life Re holds assets in an irrevocable trust (the "Trust"). At December 31, 2018, EQ AZ Life Re held assets of $1.6 billion in the Trust, and had letters of credit of $2.5 billion, which are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact EQ AZ Life Re's liquidity.

   AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA Affiliates to AXA Equitable on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable.

   Premiums earned in 2018, 2017 and 2016 were $20 million, $20 million and $20 million, respectively. Claims and expenses paid in 2018, 2017 and 2016 were $8 million, $5 million, and $6 million, respectively.

   REINSURANCE CEDED

   AXA Equitable cedes a portion of its life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life, an affiliate. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis.

   AXA Equitable has entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

   Premiums and expenses paid for the above agreements in 2018, 2017 and 2016 were $4 million, $4 million, and $4 million, respectively.

   Other Transactions

   On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial's obligations with respect to the Company, including obligations related to certain benefit plans.

   In March 2018, AXA Equitable sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the reduction of $202 million of long-term debt on the Company's balance sheet for the year ended December 31, 2018.

   In 2016, AXA Equitable and Saum Sing LLC ("Saum Sing"), an affiliate, formed Broad Vista Partners LLC ("Broad Vista"), of which AXA Equitable owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable invested approximately $25 million.

   Insurance Coverage Provided by XL Catlin

   On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, AXA Equitable had ceded part of our disability income business to XL Catlin and as of December 31, 2018, the reserves ceded were $93 million.

   Expenses and Revenues for 2018, 2017 and 2016

   The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with certain services described above for the years ended December 31, 2018, 2017 and 2016.

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2018     2017     2016
                                                   -------- -------- --------
                                                         (IN MILLIONS)
EXPENSES PAID OR ACCRUED FOR:
Paid or accrued commission and fee expenses for
  sale of insurance products by AXA Distribution.. $    613 $    608 $    587
General services provided by AXA Affiliates.......      109      186      188
Investment management services provided by AXA
  IM, AXA REIM and AXA Rosenberg..................        2        5        2
                                                   -------- -------- --------
Total............................................. $    724 $    799 $    777
                                                   ======== ======== ========
REVENUE RECEIVED OR ACCRUED FOR:
Investment management and administrative services
  provided to EQAT, VIP Trust, 1290 Funds and
  Other AXA Trusts................................ $    727 $    720 $    674
General services provided to AXA Affiliates.......      463      439      497
Amounts received or accrued for commissions and
  fees earned for sale of MONY America's
  insurance products..............................       44       45       43
                                                   -------- -------- --------
Total............................................. $  1,234 $  1,204 $  1,214
                                                   ======== ======== ========

13)EMPLOYEE BENEFIT PLANS

   401(k)

   AXA Equitable sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $19 million, $15 million and $16 million for the years ended December 31, 2018, 2017 and 2016, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

   Pension plan

   AXA Equitable also sponsors the AXA Equitable Retirement Plan (the "AXA Equitable QP"), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of AXA Equitable Life under the AXA Equitable Life QP was transferred from AXA Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. AXA Equitable Life remains secondarily liable for its obligations under the AXA Equitable Life QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

   The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2018, 2017 and 2016, expenses related to the plan were $60 million, $27 million and $31 million, respectively.

   The following table presents the funded status of the plan.

                                                                    AS OF DECEMBER 31,
                                                                    ------------------
                                                                      2018      2017
                                                                    --------  --------
                                                                       (IN MILLIONS)
LEGAL NAME OF PLAN: AXQ EQUITABLE RETIREMENT PLAN  EIN# 13-5570651
  Total Plan Assets................................................ $  1,993  $  2,325
                                                                    ========  ========
  Accumulated Benefit Obligation................................... $  2,039  $  2,389
                                                                    ========  ========
  Funded Status....................................................     97.8%     97.3%

   In addition to the AXA Equitable QP, AXA Equitable Life sponsors a non-qualified retirement plan, a medical and life retiree plan, and a post employment plan. The expenses related to these plans were $70 million, $37 million and $44 million for the years ended December 31, 2018, 2017 and 2016, respectively.

14)SHARE-BASED COMPENSATION PROGRAMS

   Compensation costs for 2018, 2017 and 2016 for share-based payment arrangements as further described herein are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                   -----------------------------------
                                                      2018        2017        2016
                                                   ----------- ----------- -----------
                                                              (IN MILLIONS)
Performance Shares/(1)/........................... $        12 $        18 $        17
Stock Options.....................................           2           1           1
AXA Shareplan.....................................          --           9          14
Restricted Stock Unit Awards/(2)/.................          16           2          --
Other Compensation Plans/(3)/.....................          --          --           1
                                                   ----------- ----------- -----------
Total Compensation Expenses....................... $        30 $        30 $        33
                                                   =========== =========== ===========

   --------
  /(1)/Reflects change to performance share retirement rules. Specifically, individuals who retire at any time after the grant date will continue to vest in their 2017 performance shares while individuals who retire prior to March 1, 2019 will forfeit all 2018 performance shares.
  /(2)/Reflects a $10 million adjustment for awards in 2018 with graded vesting, service-only conditions from the graded to the straight-line attribution method.
  /(3)/Includes stock appreciation rights and employee stock purchase plans.

   In 2017 and prior years, equity awards for employees and directors were available under the umbrella of AXA's global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA's stock.

   Following the IPO, Holdings has granted equity awards under the AXA Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the "Omnibus Plan") which was adopted by Holdings on April 25, 2018. Awards under the Omnibus Plan are linked to Holdings' common stock. As of December 31, 2018, the common stock reserved and available for issuance under the Omnibus Plan was
   5.5 million shares.

   2018 Equity Awards

   All 2018 equity awards for Company employees and directors were granted under the Omnibus Plan. Accordingly, all grants discussed in this section will be settled in shares of Holdings' common stock. As described below, Holdings made various grants of equity awards linked to the value of Holdings' common stock in 2018. For awards with graded vesting schedules and service-only vesting conditions, including restricted stock units ("RSUs") and other forms of share-based payment awards, the Company applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2018 grants were considered immaterial in the recognition of compensation cost.

   TRANSACTION INCENTIVE AWARDS

   On May 9, 2018, coincident with the IPO, Holdings granted one-time "Transaction Incentive Awards" to executive officers and certain other Company employees in the form of 0.6 million Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the "Service Units"), and fifty percent will vest based on service and a market condition (the "Performance Units"). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited. The $6 million aggregate grant-date fair value of the 0.3 million Service Units was measured at the $20 IPO price of a Holdings share and will be charged to compensation expense over the stated requisite service periods.

   The grant-date fair value of half of the Performance Units, or 0.2 million Holdings RSUs, was also measured at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting $3 million for these awards will be charged to compensation expense over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using a Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied, over which the total $3 million compensation expense will be recognized. In 2018, the Company recognized compensation expense associated with the Transaction Incentive Awards of approximately $6 million.

   SPECIAL IPO GRANT

   Also, on May 9, 2018, Holdings made a grant of 0.2 million Holdings RSUs to Company employees , or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and the resulting $5 million has been recognized as compensation expense over the six-month service period ending November 9, 2018.

   ANNUAL AWARDS UNDER 2018 EQUITY PROGRAM

   Annual awards under Holdings' 2018 equity program consisted of a mix of equity vehicles including Holdings RSUs, Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

    Holdings RSUs

   On May 17, 2018, Holdings granted 0.8 million Holdings RSUs to Company employees that vest ratably in equal annual installments over a three-year period on each of the first three anniversaries of March 1, 2018. The fair value of the award was measured using the closing price of the Holdings share on the grant date, and the resulting $18 million will be recognized as compensation expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019.

    Holdings Stock Options

   On June 11, 2018, Holdings granted 0.9 million Holdings stock options to Company employees. These options expire on March 1, 2028 and have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries of March 1, 2018. The exercise price for the options is $21.34, which was the closing price of a Holdings share on the grant date. The weighted average grant date fair value per option was estimated at $4.61 using a Black-Scholes options pricing model. Key assumptions used in the valuation included expected volatility of 25.4% based on historical selected peer data, a weighted average expected term of 5.7 years as determined by the simplified method, an expected dividend yield of 2.44% based on Holdings' expected annualized dividend, and a risk-free interest rate of 2.83%. The total fair value of these options of approximately $4 million will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the June 11, 2018 option grant of approximately $2 million.

    Holdings Performance Shares

   On May 17, 2018, Holdings granted 0.4 million unearned Holdings performance shares to Company employees, subject to performance conditions and a cliff-vesting term ending March 1, 2021. The performance shares consist of two distinct tranches; one based on the Company's return-on-equity targets (the "ROE Performance Shares") and the other based on the Holdings' relative total shareholder return targets (the "TSR Performance Shares"), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once the 2019 and 2020 Non-GAAP ROE target are determined and approved.

   The grant-date fair value of the TSR Performance Shares was measured at $23.17 using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The resulting $4 million aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible but not prior to March 1, 2019. In 2018, the Company recognized expense associated with the TSR Performance Share awards of approximately $2 million.

   Prior Equity Award Grants and Settlements

   Prior to adoption of the Omnibus Plan, Company employees were granted AXA ordinary share options under the AXA Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan"). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

   Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the "Performance Share Plan").

   The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

   2017 PERFORMANCE SHARES GRANT

   On June 21, 2017, under the terms of the Performance Share Plan, AXA awarded approximately 1.7 million unearned performance shares to Company employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018 and 2017, the expense associated with the June 21, 2017 grant of performance shares was approximately $4 million and $9 million, respectively.

   2016 PERFORMANCE SHARES GRANT

   On June 6, 2016, under the terms of the Performance Share Plan, AXA awarded approximately 1.9 million unearned performance shares to Company employees of AXA Equitable. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and the Company are achieved will determine the number of performance shares earned, which may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date. The plan will settle in AXA ordinary shares to all participants. In 2018, 2017 and 2016, the expense associated with the June 6, 2016 grant of performance shares was approximately $4 million, $4 million and $10 million, respectively.

   SETTLEMENT OF 2014 GRANT IN 2017

   On March 24, 2017, share distributions totaling of approximately $21 million were made to active and former AXA Equitable employees in settlement of
   2.3 million performance shares earned under the terms of the AXA Performance Share Plan 2014.

   OTHER GRANTS

   Prior to the IPO, non-officer directors were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

   AXA restricted stock units ("AXA RSUs") were also granted to certain Company executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

   Summary of Stock Option Activity

   A summary of activity in the AXA and Holdings option plans during 2018 follows:

                                                                         OPTIONS OUTSTANDING
                                              -------------------------------------------------------------------------
                                                    EQH SHARES           AXA ORDINARY SHARES         AXA ADRS/(2)/
                                              ---------------------- --------------------------- ----------------------
                                                           WEIGHTED                  WEIGHTED                 WEIGHTED
                                                NUMBER     AVERAGE     NUMBER        AVERAGE       NUMBER     AVERAGE
                                              OUTSTANDING  EXERCISE  OUTSTANDING     EXERCISE    OUTSTANDING  EXERCISE
                                              (IN 000'S)    PRICE    (IN 000'S)       PRICE      (IN 000'S)    PRICE
                                              -----------  --------- -----------  -------------- -----------  ---------

Options Outstanding at January 1, 2018.......          --  $      --       3,653  (EURO)   17.36          20  $   20.98
Options granted..............................         869  $   21.34          --  (EURO)      --          --  $      --
Options exercised............................          --  $      --        (337) (EURO)   11.80          --  $      --
Options forfeited, net.......................         (35) $   21.34          --  (EURO)      --          --  $      --
Options expired..............................          --  $      --        (707) (EURO)   17.45          (5) $   35.25
                                              -----------            -----------                 -----------
Options Outstanding at December 31, 2018.....         834  $   21.34       2,609  (EURO)   18.20          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   2,383              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................        9.16                   4.50                        0.58
                                              ===========            ===========                 ===========
Options Exercisable at December 31, 2018.....          --  $      --       1,369  (EURO)   15.27          15  $   15.37
                                              ===========  ========= ===========  ============== ===========  =========
Aggregate Intrinsic Value/(1)/...............              $      --              (EURO)   7,698              $     151
                                                           =========              ==============              =========
Weighted Average Remaining Contractual Term
  (in years).................................          --                   2.45                        0.58
                                              ===========            ===========                 ===========

   --------
  /(1)/Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2018 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.
  /(2)/AXA ordinary shares will be delivered to participants in lieu of AXA
       ADRs at exercise or maturity.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2018, 2017 and 2016, respectively.

                                               EQH Shares   AXA Ordinary Shares/(1)/
                                              ------------  ------------------------
                                                  2018      2018   2017       2016
                                              ------------  ---- --------  ---------
Dividend yield...............................         2.44%   NA     6.53%      6.49%
Expected volatility..........................        25.40%   NA    25.05%      26.6%
Risk-free interest rates.....................         2.83%   NA     0.59%      0.33%
Expected life in years.......................          9.7    NA      8.8        8.1
Weighted average fair value per option at
  grant date................................. $       4.61    NA $   2.01  $    2.06

   --------
  /(1)/There were no options to buy AXA Ordinary Shares awarded during 2018. As such, the input assumptions for 2018 are not applicable.

   As of December 31, 2018, approximately $1 million of unrecognized compensation cost related to unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 2.2 years. As of December 31, 2018, approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Options

   The fair value of AXA stock options is calculated using the Black-Scholes option pricing model. The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

   Restricted Awards

   The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award.

   For 2018, 2017 and 2016, respectively, the Company recognized compensation costs of $16 million, $2 million and $0 million for outstanding restricted stock and AXA RSUs. The fair values of awards made under these programs are measured at the grant date by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for AXA RSUs. At December 31, 2018, approximately 2.3 million restricted Holdings and AXA ordinary share awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million, net of estimated pre-vesting forfeitures, and is expected to be recognized over a weighted average period of 1.2 years.

   The following table summarizes restricted Holdings share and AXA ordinary share activity for 2018.

                                                                   WEIGHTED                        WEIGHTED
                                              SHARES OF HOLDINGS   AVERAGE      SHARES OF AXA      AVERAGE
                                               RESTRICTED STOCK   GRANT DATE   RESTRICTED STOCK   GRANT DATE
                                                (IN THOUSANDS)    FAIR VALUE    (IN THOUSANDS)    FAIR VALUE
                                              ------------------ ------------- ---------------- ---------------
Unvested as of January 1, 2018...............                 -- $          --               84 $         21.07
Granted......................................              1,696 $       20.83               -- $            --
Cancelled....................................                 56 $       21.21               -- $         26.64
Vested.......................................                381 $       21.09               36 $         21.99
                                              ------------------ -------------  --------------- ---------------
Unvested as of December 31, 2018.............              1,259 $       21.00               48 $         20.38
                                              ================== =============  =============== ===============

   Employee Stock Purchase Plans

   AXA SHAREPLAN 2017

   In 2017, eligible employees of AXA Equitable were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan, AXA's annual global stock purchase plan. Eligible employees could have reserved a share purchase during the reservation period from August 28, 2017 through September 8, 2017 and could have canceled their reservation or elected to make a purchase for the first time during the retraction/subscription period from October 13, 2017 through October 17, 2017. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 11, 2017 to the discounted formula subscription price in Euros. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of (Euro)20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of (Euro)22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty-two week period preceding the scheduled end date of AXA Shareplan 2018, which is July 1, 2022. All subscriptions became binding and irrevocable on October 17, 2017.

   The Company recognized compensation expense of $9 million and $14 million in the years ended December 31, 2017 and 2016 respectively, in connection with each respective year's offering of AXA stock under the AXA Shareplan, representing the aggregate discount provided to AXA Equitable participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. AXA Equitable participants in AXA Shareplan 2017 and 2016 primarily invested under Investment Option B for the purchase of approximately of 4 million and 6 million AXA ordinary shares, respectively.

   HOLDINGS STOCK PURCHASE PLAN

   During 2018, Holdings introduced the AXA Equitable Holdings, Inc. Stock Purchase Program ("SPP"). Participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which will be used to purchase Holdings shares. Purchases will be made on the last trading day of each month at the prevailing market rate.

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2018    2017     2016
                                                       ------ --------  ------
                                                            (IN MILLIONS)
Income tax (expense) benefit:
  Current (expense) benefit........................... $  234 $     (6) $ (274)
  Deferred (expense) benefit..........................    212    1,216     438
                                                       ------ --------  ------
Total................................................. $  446 $  1,210  $  164
                                                       ====== ========  ======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 35% and 35% for 2018, 2017 and 2016, respectively. The sources of the difference and their tax effects are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2018     2017     2016
                                                      ------  --------  ------
                                                            (IN MILLIONS)
Expected income tax (expense) benefit................ $  311  $   (542) $   14
Noncontrolling interest..............................     (1)       --      --
Non-taxable investment income (loss).................    104       241     173
Tax audit interest...................................    (11)       (6)    (14)
State income taxes...................................     (1)       (3)     (6)
Tax settlements/uncertain tax position release.......     --       221      --
Change in tax law....................................     46     1,308      --
Other................................................     (2)       (9)     (3)
                                                      ------  --------  ------
Income tax (expense) benefit......................... $  446  $  1,210  $  164
                                                      ======  ========  ======

   The Tax Cuts and Jobs Act (the "Tax Reform Act") was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 ("SAB 118") to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements. The accounting for the income tax effects of the Tax Reform Act has been completed.

   The components of change in tax law are as follows:

   . An income tax expense of $4 million from the revaluation of deferred tax assets and liabilities that existed at the time of enactment. The calculation of cumulative temporary differences has been refined.

   . An income tax expense of $13 million related to the decrease in federal tax benefit allowable for audit interest as a result of lower corporate tax rates.

   . An income tax benefit of $20 million to reverse the sequestration fee applied to a portion of accumulated minimum tax credits in the 2017 financial statements. The Internal Revenue Service has since clarified that refundable minimum tax credits are not subject to sequestration.

   . During the fourth quarter of 2018, the Company adopted the Internal Revenue Service's directive related to the calculation of tax reserves for variable annuity contracts. As a result of adoption of the directive, the Company released audit interest accrued for uncertainties in the calculation of variable annuity tax reserves. The impact on the Company's financial statements was a benefit of $43 million.

   During the second quarter of 2017, the Company agreed to the Internal Revenue Service's Revenue Agent's Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company's financial statements and unrecognized tax benefits was a tax benefit of $221 million.

   The components of the net deferred income taxes are as follows:

                                                                          AS OF DECEMBER 31,
                                                        -------------------------------------------------------
                                                                  2018                        2017
                                                        ------------------------- -----------------------------
                                                          ASSETS     LIABILITIES     Assets       Liabilities
                                                        ----------- ------------- ------------- ---------------
                                                                             (IN MILLIONS)

Compensation and related benefits...................... $        47 $          -- $          47 $            --
Net operating loss.....................................         239            --            --              --
Reserves and reinsurance...............................          --            32            --              83
DAC....................................................          --           864            --             821
Unrealized investment gains (losses)...................         123            --            --             298
Investments............................................         670            --            --             997
Tax credits............................................         314            --           387              --
Other..................................................          14            --            67              --
                                                        ----------- ------------- ------------- ---------------
Total.................................................. $     1,407 $         896 $         501 $         2,199
                                                        =========== ============= ============= ===============

   The Company had $314 million and $387 million of AMT credits for the years ended December 31, 2018 and 2017, respectively, which are expected to be refunded or utilized against future taxable income.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                     YEARS ENDED DECEMBER 31,
                                                ----------------------------------
                                                   2018        2017        2016
                                                ----------  ----------  ----------
                                                          (IN MILLIONS)

Balance at January 1,.......................... $      205  $      444  $      406
Additions for tax positions of prior years.....         98          28          38
Reductions for tax positions of prior years....        (30)       (234)         --
Settlements with tax authorities...............         --         (33)         --
                                                ----------  ----------  ----------
Balance at December 31,........................ $      273  $      205  $      444
                                                ==========  ==========  ==========

Unrecognized tax benefits that, if recognized,
  would impact the effective rate.............. $      202  $      172  $      329
                                                ==========  ==========  ==========

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2018 and 2017 were $41 million and $23 million, respectively. For 2018, 2017 and 2016, respectively, there were $18 million, $(44) million and $15 million in interest expense (benefit) related to unrecognized tax benefits.

   It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

   As of December 31, 2018, tax years 2010 and subsequent remain subject to examination by the IRS.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

                                                        DECEMBER 31,
                                              -------------------------------
                                                 2018        2017      2016
                                              ----------  ---------  --------
                                                       (IN MILLIONS)

Unrealized gains (losses) on investments/(1)/ $     (484) $     581  $    (44)
Defined benefit pension plans/(2)/...........         (7)       (51)      (46)
                                              ----------  ---------  --------
Total accumulated other comprehensive income
  (loss) from continuing operations..........       (491)       530       (90)
                                              ----------  ---------  --------
Less: Accumulated other comprehensive
  (income) loss attributable to
  non-controlling interest...................         --         68        86
                                              ----------  ---------  --------
Accumulated other comprehensive income
  (loss) attributable to AXA Equitable....... $     (491) $     598  $     (4)
                                              ==========  =========  ========

   --------
  /(1)/2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
  /(2)/2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

   The components of OCI for the years ended December 31, 2018, 2017 and 2016, net of tax, follow:

                                                     YEARS ENDED DECEMBER 31,
                                                 -------------------------------
                                                    2018       2017       2016
                                                 ----------  --------  ---------
                                                          (IN MILLIONS)
Change in net unrealized gains (losses)
  on investments:
  Net unrealized gains (losses) arising during
   the year..................................... $   (1,663) $    782  $    (178)
  (Gains) losses reclassified into net income
   (loss) during the year/(1)/..................         (4)        8          2
                                                 ----------  --------  ---------
Net unrealized gains (losses) on investments....     (1,667)      790       (176)
Adjustments for policyholders' liabilities,
  DAC, insurance liability loss recognition
  and other.....................................        437      (165)       (57)
                                                 ----------  --------  ---------
Change in unrealized gains (losses), net of
  adjustments (net of deferred income tax
  expense (benefit) of $(310), $244, and $(97)).     (1,230)      625       (233)
                                                 ----------  --------  ---------
Change in defined benefit plans:
  Less: Reclassification adjustments to Net
   income (loss) for:/(2)/
   Amortization of net (gains) losses included
     in net periodic cost.......................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Change in defined benefit plans (net of
  deferred income tax expense (benefit) of $0,
  $(2) and $(2))................................         (4)       (5)        (3)
                                                 ----------  --------  ---------
Total other comprehensive income (loss), net of
  income taxes from continuing operations.......     (1,234)      620       (236)
Other comprehensive income (loss) from
  discontinued operations, net of income taxes..         --       (18)        17
                                                 ----------  --------  ---------
Other comprehensive income (loss) attributable
  to AXA Equitable.............................. $   (1,234) $    602  $    (219)
                                                 ==========  ========  =========

   --------
  /(1)/See "Reclassification adjustments" in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(1) million, $(5) million and $(1) million for the years ended December 31, 2018, 2017 and 2016, respectively.
  /(2)/These AOCI components are included in the computation of net periodic costs (see "Employee Benefit Plans" in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   Investment gains and losses reclassified from AOCI to net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefit expenses in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Litigation

   Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, the use of captive reinsurers, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

   As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

   The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

   For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $95 million.

   For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

   In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O'Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from AXA Equitable, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that AXA Equitable Life implemented the volatility management strategy in violation of applicable law. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted AXA Equitable Life's motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court's decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following AXA Equitable Life's notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

   In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc.
   v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life ("UL") policies subject to AXA Equitable Life's COI rate increase. In early 2016, AXA Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by AXA Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest;
   (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and
   (c) injunctive relief and attorneys' fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against AXA Equitable and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states' consumer protection statutes and common law fraud. Two actions are also pending against AXA Equitable in New York state court. AXA Equitable is vigorously defending each of these matters.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2019 and the four successive years are $81 million, $74 million, $69 million, $67 million, $63 million and $66 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2019 and the four successive years is $12 million, $12 million, $12 million, $12 million, $12 million and $0 million thereafter.

   Rent expense, which is amortized on a straight-line basis over the life of the lease, was $82 million, $78 million, $72 million, respectively, for the years ended December 31, 2018, 2017 and 2016, net of sublease income of $12 million, $16 million, $13 million, respectively, for the years ended December 31, 2018, 2017 and 2016.

   Obligations under Funding Agreements

   Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. AXA Equitable has purchased FHLBNY stock of $190 million and pledged collateral with a carrying value of $6.1 billion, as of December 31, 2018. AXA Equitable issues short-term funding agreements to the FHLBNY and uses the funds for asset liability and cash management purposes. AXA Equitable issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes. Funding agreements are reported in Policyholders' account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see "Derivative and offsetting assets and liabilities" included in Note 3. The table below summarizes the Company's activity of funding agreements with the FHLBNY.

                                               OUTSTANDING                                            REPAID
                                              BALANCE AT END      MATURITY OF         ISSUED DURING DURING THE
                                                OF PERIOD      OUTSTANDING BALANCE     THE PERIOD     PERIOD
                                              -------------- ------------------------ ------------- ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2018:
Short-term FHLBNY funding agreements......... $        1,490 Less than one month      $       7,980 $    6,990
Long-term FHLBNY funding agreements..........          1,621 Less than four years                --         --
                                                          98 Less than five years                --         --
                                                         781 Greater than five years             --         --
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                     --         --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2018/(1)/..................... $        3,990                          $       7,980 $    6,990
                                              ==============                          ============= ==========

December 31, 2017:
Short-term FHLBNY funding agreements......... $          500 Less than one month      $       6,000 $    6,000
Long-term FHLBNY funding agreements..........          1,244 Less than four years               324
                                                         377 Less than five years               303
                                                         879 Greater than five years            135
                                              --------------                          ------------- ----------
Total long-term funding agreements...........          2,500                                    762 $       --
                                              --------------                          ------------- ----------
Total FHLBNY funding agreements at
  December 31, 2017/(1)/..................... $        3,000                          $       6,762 $    6,000
                                              ==============                          ============= ==========

   --------
  /(1)/The $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements borrowing rates.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2018, these arrangements include commitments by the Company to provide equity financing of $927 million (including $280 million with affiliates and $12 million on consolidated VIEs) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2018. The Company had $606 million of commitments under existing mortgage loan agreements at December 31, 2018.

   Pursuant to certain assumption agreements (the "Assumption Agreements"), AXA Financial legally assumed primary liability from AXA Equitable for all current and future liabilities of AXA Equitable under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. AXA Equitable remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   For 2018, 2017 and 2016, respectively, AXA Equitable's statutory net income
   (loss) totaled $3,120 million, $748 million and $679 million. Statutory surplus, Capital stock and Asset Valuation Reserve ("AVR") totaled $7.9 billion and $8.7 billion at December 31, 2018 and 2017, respectively. At December 31, 2018, AXA Equitable, in accordance with various government and state regulations, had $55 million of securities on deposit with such government or state agencies.

   In 2018, AXA Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also in 2018, AXA Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the "AB Ownership Transfer"). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, AXA Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. The surplus note was repaid on March 5, 2019.

   In 2017, AXA Equitable Life did not pay shareholder dividends and in 2016, AXA Equitable paid $1.1 billion in shareholder dividends.

   Dividend Restrictions

   As a domestic insurance subsidiary regulated by the insurance laws of New York State, AXA Equitable Life, is subject to restrictions as to the amounts permitted to be paid as dividends and the amounts of any outstanding surplus notes permitted to be repaid to Holdings.

   New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services ("NYDFS"), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the "Standards"). The first standard allows payment of an ordinary dividend out of the insurer's earned surplus (as reported on the insurer's most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the "Earned Surplus Standard"). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer's earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

   In applying the Standards, AXA Equitable Life could pay ordinary dividends up to approximately $1.0 billion during 2019 or, if the amount under the Earned Surplus Standard was limited to the amount of AXA Equitable Life's positive unassigned funds as reported on its 2019 annual statement, $2.1 billion. However, in connection with the AB Ownership Transfer, AXA Equitable Life agreed with the NYDFS that it would not seek a dividend of greater than $1.0 billion under the Earned Surplus Standard during 2019.

   Prescribed and Permitted Accounting Practices

   At December 31, 2018 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2018.

   The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company's capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

   Differences between Statutory Accounting Principles and U.S. GAAP

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AB and AB Holding under SAP reflected a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP;
   (g) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (h) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (i) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP, (j) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting and (k) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)DISCONTINUED OPERATIONS

   Distribution of AllianceBernstein to Holdings

   Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC ("Alpha"). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests ("the AB Business Transfer") removed the authority to control the business of AB and as such AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

   In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

   Transactions Prior to Distribution

   Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

   The table below presents AB's revenues recognized in 2018, 2017 and 2016, disaggregated by category:

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Investment management, advisory and service
  fees:
  Base fees.................................. $   2,156 $   2,025 $   1,809
  Performance-based fees.....................       118        95        33
  Research services..........................       439       450       480
  Distribution services......................       419       412       384

                                                YEARS ENDED DECEMBER 31,
                                              -----------------------------
                                                2018      2017      2016
                                              --------- --------- ---------
                                                      (IN MILLIONS)
Other revenues:
  Shareholder services....................... $      76 $      75 $      78
  Other......................................        35        42        21
                                              --------- --------- ---------
Total investment management and service fees. $   3,243 $   3,099 $   2,804
                                              ========= ========= =========

   Transactions Ongoing after Distribution

   After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

   Discontinued Operations

   The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

                                                  YEARS ENDED DECEMBER 31,
                                              -------------------------------
                                                 2018       2017       2016
                                              ---------  ---------  ---------
                                                       (IN MILLIONS)
REVENUES
Net derivative gains (losses)................ $      12  $     (24) $     (16)
Net investment income (loss).................        24        142        150
Investment gains (losses), net:
  Other investment gains (losses), net.......        --         --         (2)
                                              ---------  ---------  ---------
   Total investment gains (losses), net......        --         --         (2)
                                              ---------  ---------  ---------
Investment management and service fees.......     3,243      3,099      2,804
                                              ---------  ---------  ---------
   Total revenues............................     3,279      3,217      2,936
                                              ---------  ---------  ---------
BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits....................     1,370      1,307      1,231
Commissions and distribution related payments       427        415        372
Interest expense.............................         8          6          3
Other operating costs and expenses...........       727        789        699
                                              ---------  ---------  ---------
   Total benefits and other deductions.......     2,532      2,517      2,305
                                              ---------  ---------  ---------
Income (loss) from discontinued operations,
  before income taxes........................       747        700        631
Income tax (expense) benefit.................       (69)       (82)       (69)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes...................       678        618        562
 Less: Net (income) loss attributable to the
  noncontrolling interest....................      (564)      (533)      (496)
                                              ---------  ---------  ---------
Net income (loss) from discontinued
  operations, net of taxes and
  noncontrolling interest.................... $     114  $      85  $      66
                                              =========  =========  =========

   The following table presents the amounts related to the financial position of AB as of December 31, 2017. As the Company deconsolidated AB effective December 31, 2018, amounts related to AB's financial position as of December 31, 2018 are not included in the Company's consolidated balance sheet as of that date. The amounts as of December 31, 2017 have been reflected in either the Assets of disposed subsidiary or Liabilities of disposed subsidiary, as applicable, in the Company's consolidated balance sheet:

                 ASSETS AND LIABILITIES OF DISPOSED SUBSIDIARY

                                                        AS OF DECEMBER 31, 2017
                                                        ------------------------
                                                             (IN MILLIONS)
ASSETS
Investments:
  Other equity investments............................. $                     87
  Trading securities, at fair value....................                      351
  Other invested assets................................                    1,291
                                                        ------------------------
   Total investments...................................                    1,729
Cash and cash equivalents..............................                    1,009
Cash and securities segregated, at fair value..........                      816
Broker-dealer related receivables......................                    2,158
Intangible assets, net.................................                    3,709
Other assets...........................................                      414
                                                        ------------------------
  TOTAL ASSETS OF DISPOSED SUBSIDIARY.................. $                  9,835
                                                        ========================
LIABILITIES
Broker-dealer related payables......................... $                    334
Customer related payables..............................                    2,229
Long-term debt.........................................                      566
Current and deferred income taxes......................                      404
Other liabilities......................................                    1,421
                                                        ------------------------
  TOTAL LIABILITIES OF DISPOSED SUBSIDIARY............. $                  4,954
                                                        ------------------------
Redeemable noncontrolling interest of
  disposed subsidiary..................................                      602

20)REVISION OF PRIOR PERIOD FINANCIAL STATEMENTS

   During the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's consolidated statements of cash flows. The Company has determined that these misclassifications were not material to the financial statements of any period. These have been corrected in the comparative consolidated statements of cash flows for the year ended December 31, 2017 contained elsewhere in this filing.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company changed the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer in the fourth quarter of 2018, AB's operations are now reflected as a discontinued operation in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as a discontinued operation.

   Consolidated Financial Statements as of and for the Year Ended December 31, 2017

   The following tables present line items in the consolidated financial statements as of and for the year ended December 31, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the 2017 Form 10-K. For these items, the tables detail the amounts as previously reported, the impact upon those line items due to the revisions, and the amounts as currently revised.

                                                                  AS OF DECEMBER 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              --------------- ------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $         4,547 $         --  $     4,547 $     (55) $     4,492
                                              --------------- ------------  ----------- ---------  -----------
   Total Assets.............................. $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................          29,034           --       29,034        36       29,070
  Current and deferred taxes.................           1,973         (404)       1,569       (19)       1,550
                                              --------------- ------------  ----------- ---------  -----------
   Total Liabilities.........................         205,795           --      205,795        17      205,812
                                              --------------- ------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings..........................           9,010           --        9,010       (72)       8,938
                                              --------------- ------------  ----------- ---------  -----------
  AXA Equitable Equity.......................          16,469           --       16,469       (72)      16,397
                                              --------------- ------------  ----------- ---------  -----------
  Total Equity...............................          19,564           --       19,564       (72)      19,492
                                              --------------- ------------  ----------- ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity........ $       225,985 $         --  $   225,985 $     (55) $   225,930
                                              =============== ============  =========== =========  ===========

                                                                     YEAR ENDED DECEMBER 31, 2017
                                              ---------------------------------------------------------------------------
                                                                          DISCONTINUED
                                              AS PREVIOUSLY   GROSS DAC    OPERATIONS               IMPACT OF
                                                REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- -----------  ------------  ----------- ---------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income.............. $        3,334 $        --  $         --  $     3,334 $     (40) $    3,294
  Net derivative gains (losses)..............            890          --            24          914       (20)        894
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total revenues............................         11,733          --        (3,217)       8,516       (60)      8,456
                                              -------------- -----------  ------------  ----------- ---------  ----------
BENEFITS AND OTHER DEDUCTIONS:
  Policyholders' benefits....................          3,462          --            --        3,462        11       3,473
  Interest credited to policyholder's
   account balances..........................          1,040          --            --        1,040      (119)        921
  Compensation and benefits..................          1,762        (128)       (1,307)         327        --         327
  Commissions and distribution
   related payments..........................          1,486        (443)         (415)         628        --         628
  Amortization of deferred policy
   acquisition costs.........................            268         578            --          846        54         900
  Other operating costs and expenses.........          1,431          (7)         (789)         635        --         635
                                              -------------- -----------  ------------  ----------- ---------  ----------
   Total benefits and other deductions.......          9,478          --        (2,517)       6,961       (54)      6,907

                                                                            YEAR ENDED DECEMBER 31, 2017
                                                     ---------------------------------------------------------------------------
                                                                                DISCONTINUED
                                                     AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                       REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                     ------------- ------------ ------------  ----------- ----------  ----------
                                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
Income (loss) from continuing operations, before
  income taxes...................................... $       2,255 $         -- $       (700) $     1,555 $       (6) $    1,549
Income tax (expense) benefit from
  continuing operations.............................         1,139           --         (111)       1,028        182       1,210
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss) from continuing operations........         3,394           --         (811)       2,583        176       2,759
                                                     ------------- ------------ ------------  ----------- ----------  ----------
Net income (loss)...................................         3,394           --         (533)       2,861        (17)      2,844
                                                     ------------- ------------ ------------  ----------- ----------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AXA EQUITABLE..... $       2,860 $         -- $         --  $     2,860 $      (17) $    2,843
                                                     ============= ============ ============  =========== ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2017
                                              --------------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                 IMPACT OF
                                                 REPORTED      ADJUSTMENT    AS ADJUSTED  REVISIONS   AS REVISED
                                              --------------- ------------  ------------- ---------  -------------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
Net income (loss)............................ $         3,394 $       (533) $       2,861 $     (17) $       2,844
Change in unrealized gains (losses), net of
  reclassification adjustment................             563           --            563        21            584
Other comprehensive income...................             599          (18)           581        21            602
                                              --------------- ------------  ------------- ---------  -------------
Comprehensive income (loss)..................           3,993         (551)         3,442         4          3,446
                                              --------------- ------------  ------------- ---------  -------------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE.............................. $         3,441 $         --  $       3,441 $       4  $       3,445
                                              =============== ============  ============= =========  =============

                                                                         YEAR ENDED DECEMBER 31, 2017
                                                        -------------------------------------------------------------
                                                                      DISCONTINUED
                                                        AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                          REPORTED     ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                                        ------------- ------------- ----------- ---------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year................. $       6,150 $          -- $     6,150 $     (55) $    6,095
  Net income (loss) attributable to AXA Equitable......         2,860            --       2,860       (17)      2,843
                                                        ------------- ------------- ----------- ---------  ----------
  Retained earnings, end of period.....................         9,010            --       9,010       (72)      8,938
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, beginning
   of year.............................................            17            --          17       (21)         (4)
  Other comprehensive income (loss)....................           581            --         581        21         602
                                                        ------------- ------------- ----------- ---------  ----------
  Accumulated other comprehensive income, end of year..           598            --         598        --         598
                                                        ------------- ------------- ----------- ---------  ----------
  Total AXA Equitable's equity, end of year............        16,469            --      16,469       (72)     16,397
TOTAL EQUITY, END OF YEAR.............................. $      19,564 $          -- $    19,564 $     (72) $   19,492
                                                        ============= ============= =========== =========  ==========

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $      3,394  $              --  $     (17) $     3,377
  Adjustments to reconcile net income (loss) to net
  cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,040                 --       (119)         921
   Policy charges and fee income.........................       (3,334)                --         40       (3,294)
   Net derivative (gains) losses.........................         (890)                --         20         (870)
   Amortization and depreciation.........................         (136)               907         54          825
   Amortization of deferred sales commission.............           32                (32)        --           --
   Amortization of other intangibles.....................           31                (31)        --           --
   Equity (income) loss from limited partnerships........           --               (157)        --         (157)
   Distributions from joint ventures and
     limited partnerships................................          140               (140)        --           --
   Changes in:
     Reinsurance recoverable.............................         (416)                --       (602)      (1,018)
     Deferred policy acquisition costs...................          268               (268)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (578)        --         (578)
     Future policy benefits..............................        1,511                 --       (322)       1,189
     Current and deferred income taxes...................         (664)                --       (510)      (1,174)
     Other, net..........................................          189                297         --          486
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $      1,077  $              (2) $  (1,456) $      (381)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................ $         --  $           2,204  $      --  $     2,204
  Payment for the purchase/origination of:
   Short-term investments................................           --             (2,456)        --       (2,456)
  Change in short-term investments.......................         (264)               254         10           --
  Other, net.............................................          238                 --         84          322
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (9,010) $               2  $      94  $    (8,914)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.............................................. $      9,882  $              --  $    (548) $     9,334
   Withdrawals...........................................       (5,926)                --      2,000       (3,926)
   Transfer (to) from Separate Accounts..................        1,656                 --        (90)       1,566
                                                          ------------  -----------------  ---------  -----------
  Net cash provided by (used in) financing activities.... $      8,370  $              --  $   1,362  $     9,732
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $533 million in 2017 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   Consolidated Financial Statements for the Year Ended December 31, 2016

   The following table presents line items for the consolidated financial statements for the year ended December 31, 2016 that have been affected by the aforementioned adjustments and revisions. This information has been corrected from the information previously presented and restated in the 2017 Form 10-K. For these items, the table details the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustments for the discontinued operation, and revisions and the amounts as currently revised.

                                                                    YEAR ENDED DECEMBER 31, 2016
                                         ----------------------------------------------------------------------------------
                                                                       DISCONTINUED
                                          AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                            REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS    AS REVISED
                                         --------------  -----------  -------------  ------------  -----------  -----------
                                                                            (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
REVENUES:
  Policy charges and fee income......... $        3,344  $        --  $          --  $      3,344  $       (33) $     3,311
  Net derivative gains (losses).........         (1,211)          --             16        (1,195)        (126)      (1,321)
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total revenues.......................          9,138           --         (2,936)        6,202         (159)       6,043
BENEFITS AND OTHER DEDUCTIONS:
  Interest credited to Policyholder's
   account balances.....................          1,029           --             --         1,029         (124)         905
  Compensation and benefits.............          1,723         (128)        (1,231)          364           --          364
  Commissions and distribution
   related payments.....................          1,467         (460)          (372)          635           --          635
  Amortization of deferred policy
   acquisition costs....................             52          594             --           646           (4)         642
  Other operating costs and expenses....          1,458           (6)          (699)          753           --          753
                                         --------------  -----------  -------------  ------------  -----------  -----------
   Total benefits and other deductions..          8,516           --         (2,305)        6,211         (128)       6,083
Income (loss) from continuing
  operations, before income taxes.......            622           --           (631)           (9)         (31)         (40)
Income tax (expense) benefit from
  continuing operations.................             84           --             69           153           11          164
Net income (loss) from
  continuing operations.................            706           --           (562)          144          (20)         124
Net income (loss).......................            706           --           (496)          210          (20)         190
                                         --------------  -----------  -------------  ------------  -----------  -----------
NET INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE......................... $          210  $        --  $          --  $        210  $       (20) $       190
                                         ==============  ===========  =============  ============  ===========  ===========

                                                                              YEAR ENDED DECEMBER 31, 2016
                                                        -----------------------------------------------------------------------
                                                                           DISCONTINUED
                                                         AS PREVIOUSLY      OPERATIONS                    IMPACT OF
                                                           REPORTED         ADJUSTMENT     AS ADJUSTED    REVISIONS  AS REVISED
                                                        ---------------  ---------------  -------------  ----------  ----------
                                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS):
Net income (loss)...................................... $           706  $          (496) $         210  $      (20) $      190
                                                        ---------------  ---------------  -------------  ----------  ----------
Change in unrealized gains (losses), net of
  reclassification adjustment..........................            (194)              --           (194)        (21)       (215)
Other comprehensive income.............................            (215)              17           (198)        (21)       (219)
Comprehensive income (loss)............................             491             (479)            12         (41)        (29)
                                                        ---------------  ---------------  -------------  ----------  ----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
  AXA EQUITABLE........................................ $            12  $            --  $          12  $      (41) $      (29)
                                                        ===============  ===============  =============  ==========  ==========

                                                                  YEAR ENDED DECEMBER 31, 2016
                                                ----------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                   REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                                --------------  ------------ -----------  ---------  -----------
                                                                          (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year......... $        6,990  $         -- $     6,990  $     (35) $     6,955
  Net income (loss) attributable to
   AXA Equitable...............................            210            --         210        (20)         190
                                                --------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period.............          6,150            --       6,150        (55)       6,095
                                                --------------  ------------ -----------  ---------  -----------
  Other comprehensive income (loss)............           (198)           --        (198)       (21)        (219)
                                                --------------  ------------ -----------  ---------  -----------
  Accumulated other comprehensive income, end
   of period...................................             17            --          17        (21)          (4)
                                                --------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.. $       11,508  $         -- $    11,508  $     (76) $    11,432
                                                ==============  ============ ===========  =========  ===========

                                                                        YEAR ENDED DECEMBER 31, 2016
                                                          -------------------------------------------------------
                                                                          PRESENTATION
                                                           AS REPORTED  RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                          ------------  -----------------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/................................... $        706  $              --  $     (20) $       686
  Adjustments to reconcile net income (loss) to net
   cash provided by (used in) operating activities:
   Interest credited to policyholders' account balances..        1,029                 --       (124)         905
   Policy charges and fee income.........................       (3,344)                --         33       (3,311)
   Net derivative (gains) losses.........................        1,211                 --        126        1,337
   Amortization and depreciation.........................           --                618         (4)         614
   Amortization of deferred sales commission.............           41                (41)        --           --
   Other depreciation and amortization...................          (98)                98         --           --
   Amortization of other intangibles.....................           29                (29)        --           --
   Equity (income) loss from limited partnerships........           --                (91)        --          (91)
   Return of real estate joint venture and
     limited partnerships................................          126               (126)        --           --
   Changes in:
     Deferred policy acquisition costs...................           52                (52)        --           --
     Capitalization of deferred policy
       acquisition costs.................................           --               (594)        --         (594)
     Current and deferred income taxes...................         (742)                --        (11)        (753)
     Other, net..........................................         (161)               217         --           56
                                                          ------------  -----------------  ---------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES.... $       (461) $              --  $      --  $      (461)
                                                          ------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity/prepayment of:
   Short-term investments................................           --              2,984         --        2,984
  Payment for the purchase/origination of:...............
   Short-term investments................................           --             (3,187)        --       (3,187)
  Change in short-term investments.......................         (205)               205         --           --
  Other, net.............................................          409                 (2)        --          407
                                                          ------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES...... $     (5,358) $              --  $      --  $    (5,358)
                                                          ------------  -----------------  ---------  -----------

   --------
  /(1)/Net income (loss) includes $496 million in 2016 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

21)QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

   The unaudited quarterly financial information for the years ended December 31, 2018 and 2017 are summarized in the table below:

                                                              THREE MONTHS ENDED
                                              --------------------------------------------------
                                               MARCH 31    JUNE 30    SEPTEMBER 30  DECEMBER 31
                                              ---------  ----------  -------------  ------------
                                                                (IN MILLIONS)
2018
Total revenues............................... $   1,139  $    1,621  $          27  $      4,164
Total benefits and other deductions..........     1,512       4,278            763         1,879
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (264) $   (2,084) $        (509) $      1,936
                                              =========  ==========  =============  ============

2017
Total revenues............................... $   1,554  $    3,763  $       1,621  $      1,518
Total benefits and other deductions..........     1,921       1,858          1,708         1,420
                                              ---------  ----------  -------------  ------------
Net income (loss)............................ $    (201) $    1,508  $          23  $      1,515
                                              =========  ==========  =============  ============

   Net Income (Loss) Volatility

   With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company's quarterly Net income (loss) during 2018 and 2017 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company's liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period.

   Reclassification of DAC Capitalization

   During the fourth quarter of 2018, the Company revised the presentation of the capitalization of deferred policy acquisition costs ("DAC") in the consolidated statements of income for all prior periods presented herein by netting the capitalized amounts within the applicable expense line items, such as Compensation and benefits, Commissions and distribution plan payments and Other operating costs and expenses. Previously, the Company had netted the capitalized amounts within the Amortization of deferred acquisition costs. There was no impact on Net income (loss) or Comprehensive income of this reclassification. See Note 2 for further details of this reclassification.

   Revisions of Prior Period Interim Consolidated Financial Statements

   The Company's third quarter 2018 financial statements were revised to reflect the correction of errors identified by the Company in its previously issued financial statements. The impact of these errors was not considered to be material. However, in order to improve the consistency and comparability of the financial statements, management revised the Company's consolidated financial statements for the three and six months ended
   March 31, 2018 and June 30, 2018, respectively, as well as the three and six months ended March 31, 2017 and June 30, 2017.

   In addition, during the fourth quarter of 2018, the Company identified certain cash flows that were incorrectly classified in the Company's historical consolidated statements of cash flows. The Company has determined that these mis-classifications were not material to the financial statements for any period. These misclassifications will be corrected in the comparative consolidated statements of cash flows for the three, six and nine months ended March 31, 2019, June 30, 2019 and September 30, 2019 that will appear in the Company's first, second and third quarter 2019 Form 10-Q filings, respectively.

   Discontinued Operations

   In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB's operations are now reflected as Discontinued operations in the Company's consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

   Revision of Consolidated Financial Statements as of and for the Three Months Ended March 31, 2018

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2018
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              -------------- --------------  ----------- ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs..........          4,826             --        4,826      (119)       4,707
                                              -------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,374 $           --  $    28,374 $     (10) $    28,364
  Current and deferred taxes.................          1,728           (432)       1,296       (38)       1,258
  Other liabilities..........................          3,041         (1,941)       1,100        70        1,170
                                              -------------- --------------  ----------- ---------  -----------
  Total Liabilities.......................... $      202,767 $           --  $   202,767 $      22  $   202,789
                                              -------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $        8,824 $           --  $     8,824 $    (141) $     8,683
  AXA Equitable Equity.......................         15,545             --       15,545      (141)      15,404
                                              -------------- --------------  ----------- ---------  -----------
  Total Equity...............................         18,633             --       18,633      (141)      18,492
                                              -------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $      222,424 $           --  $   222,424 $    (119) $   222,305
                                              ============== ==============  =========== =========  ===========

                                                                      THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                               -------------  ------------  ------------  ------------  ----------  ----------
                                                                                (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         869  $         --  $         --  $        869  $       (8) $      861
   Net derivative gains (losses)..............          (777)           --            (2)         (779)        (38)       (817)
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total Revenues...........................         2,031            --          (846)        1,185         (46)      1,139
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           489            --            --           489          (9)        480
   Interest credited to policyholders'
     account balances.........................           338            --            --           338         (83)        255
   Compensation and benefits..................           456           (33)         (344)           79          70         149
   Commissions and distribution
     related payments.........................           371          (101)         (110)          160          --         160
   Amortization of deferred policy
     acquisition costs........................            10           135            --           145          64         209
   Other operating costs and expenses.........           440            (1)         (189)          250          --         250
                                               -------------  ------------  ------------  ------------  ----------  ----------
     Total benefits and other deductions......         2,115            --          (645)        1,470          42       1,512
                                               -------------  ------------  ------------  ------------  ----------  ----------

                                                                   THREE MONTHS ENDED MARCH 31, 2018
                                              --------------------------------------------------------------------------
                                                                        DISCONTINUED
                                              AS PREVIOUSLY  GROSS DAC   OPERATIONS                IMPACT OF
                                                REPORTED     ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ---------- ------------  -----------  ---------  ----------
                                                                             (IN MILLIONS)
  Income (loss) from continuing operations,
   before income taxes.......................  $        (84) $       --  $      (201) $      (285)       (88)       (373)
  Income tax (expense) benefit from
   continuing operations.....................            44          --           17           61         19          80
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss) from
   continuing operations.....................           (40)         --         (184)        (224)       (69)       (293)
                                               ------------  ----------  -----------  -----------   --------  ----------
  Net income (loss)..........................           (40)         --         (155)        (195)       (69)       (264)
                                               ------------  ----------  -----------  -----------   --------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................  $       (194) $       --  $        --  $      (194)  $    (69) $     (263)
                                               ============  ==========  ===========  ===========   ========  ==========

                                                                THREE MONTHS ENDED MARCH 31, 2018
                                                 ---------------------------------------------------------------
                                                                DISCONTINUED
                                                 AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                   REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                                 -------------  ------------  -----------  ---------  ----------
                                                                          (IN MILLIONS)
STATEMENTS OF COMPREHENSIVE INCOME (LOSS):
  Net income (loss)............................. $         (40) $       (155) $      (195) $     (69) $     (264)
                                                 -------------  ------------  -----------  ---------  ----------
  Comprehensive income (loss)................... $        (789) $       (162) $      (951) $     (69) $   (1,020)
                                                 -------------  ------------  -----------  ---------  ----------
  COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE................................ $        (950) $         --  $      (950) $     (69) $   (1,019)
                                                 =============  ============  ===========  =========  ==========
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year.......... $       9,010  $         --  $     9,010  $     (72) $    8,938
                                                 -------------  ------------  -----------  ---------  ----------
  Net income (loss).............................          (194)           --         (194)       (69)       (263)
                                                 -------------  ------------  -----------  ---------  ----------
  Retained earnings, end of period..............         8,824            --        8,824       (141)      8,683
  Total AXA Equitable's equity, end of period...        15,545                     15,545       (141)     15,404
                                                 -------------  ------------  -----------  ---------  ----------
   TOTAL EQUITY, END OF PERIOD.................. $      18,633  $         --  $    18,633  $    (141) $   18,492
                                                 =============  ============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2018
                                                 ------------------------------------------------------------
                                                                   PRESENTATION
                                                  AS REPORTED    RECLASSIFICATIONS    REVISIONS    AS REVISED
                                                 -------------  ------------------  ------------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/.......................... $         (40) $               --  $        (69) $      (109)
  Adjustments to reconcile net income (loss) to
   net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances...........................           338                  --           (83)         255
   Policy charges and fee income................          (869)                 --             8         (861)
   Net derivative (gains) losses................           777                  --            38          815
   Amortization and depreciation................            --                 137            64          201
   Amortization of deferred sales commission....             7                  (7)           --           --
   Other depreciation and amortization..........           (23)                 23            --           --
   Amortization of other Intangibles............             8                  (8)           --           --
   Equity (income) loss from
     limited partnerships.......................            --                 (39)           --          (39)
   Distributions from joint ventures and
     limited partnerships.......................            25                 (25)           --           --

                                                          THREE MONTHS ENDED MARCH 31, 2018
                                               -------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               ------------  ------------------  ---------  ----------
                                                                    (IN MILLIONS)
  Changes in:
   Reinsurance recoverable.................... $          2  $               --  $    (149) $     (147)
   Deferred policy acquisition costs..........           10                 (10)        --          --
   Capitalization of deferred policy
     acquisition costs........................           --                (135)        --        (135)
   Future policy benefits.....................         (191)                 --         (7)       (198)
   Current and deferred income taxes..........          (52)                 --        132          80
   Other, net.................................         (122)                 64         70          12
                                               ------------  ------------------  ---------  ----------
  Net cash provided by (used in)
   operating activities....................... $        (21) $               --  $       4  $      (17)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
    sale/maturity/prepayment of:
   Trading account securities................. $      1,606  $               --  $      77  $    1,683
   Real estate held for the production
     of income................................           --                 140         --         140
   Short-term investments.....................           --                 688         --         688
   Other......................................           54                (140)        --         (86)
  Payment for the purchase/origination of:
   Short-term investments.....................           --                (377)        --        (377)
  Cash settlements related to
   derivative instruments.....................          (14)                 --       (489)       (503)
  Change in short-term investments............          396                (311)       (85)         --
  Other, net..................................         (560)                 --        153        (407)
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  investing activities........................ $       (639) $               --  $    (344) $     (983)
                                               ------------  ------------------  ---------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $      2,366  $               --  $    (468) $    1,898
   Withdrawals................................       (1,322)                 --        241      (1,081)
   Transfer (to) from Separate Accounts.......         (115)                 --        567         452
                                               ------------  ------------------  ---------  ----------
Net cash provided by (used in)
  financing activities........................ $      1,040  $               --  $     340  $    1,380
                                               ------------  ------------------  ---------  ----------

   --------
  /(1)/Net income (loss) includes $154 million in the three months ended
       March 31, 2018 of the discontinued operations that are not included in net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of June 30, 2018 and for the three and six months ended
   June 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                   AS OF JUNE 30, 2018
                                               ------------------------------------------------------------
                                                   AS      DISCONTINUED
                                               PREVIOUSLY   OPERATIONS               IMPACT OF
                                                REPORTED    ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ----------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
  ASSETS:
   Deferred policy acquisition costs.......... $     4,786  $        -- $      4,786 $     (76) $     4,710
   Amounts due from reinsurers................       3,088           --        3,088        (9)       3,079
   Current and deferred taxes.................         159          422          581         3          584
                                               -----------  ----------- ------------ ---------  -----------
     Total Assets............................. $   219,306  $        -- $    219,306 $     (82) $   219,224
                                               -----------  ----------- ------------ ---------  -----------
  LIABILITIES:
   Future policyholders' benefits and other
     policyholders' liabilities............... $    28,122  $        -- $     28,122 $     (64) $    28,058
                                               -----------  ----------- ------------ ---------  -----------
     Total Liabilities........................ $   202,196  $        -- $    202,196 $     (64) $   202,132
                                               -----------  ----------- ------------ ---------  -----------

                                                                   AS OF JUNE 30, 2018
                                               -----------------------------------------------------------
                                                   AS     DISCONTINUED
                                               PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED   ADJUSTMENT  AS ADJUSTED  REVISIONS  AS REVISED
                                               ---------- ------------ ------------ ---------  -----------
                                                                      (IN MILLIONS)
  EQUITY:
   Retained Earnings.......................... $    6,617 $         -- $      6,617 $     (18) $     6,599
   AXA Equitable Equity.......................     13,925           --       13,925       (18)      13,907
                                               ---------- ------------ ------------ ---------  -----------
     Total Equity.............................     16,964           --       16,964       (18)      16,946
                                               ---------- ------------ ------------ ---------  -----------
  Total Liabilities, Redeemable
   Noncontrolling Interest and Equity......... $  219,306 $         -- $    219,306 $     (82) $   219,224
                                               ========== ============ ============ =========  ===========

                                                                     THREE MONTHS ENDED JUNE 30, 2018
                                               ----------------------------------------------------------------------------
                                                                          DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         904  $       --   $        --  $       904   $    (21) $       883
   Net derivative gains (losses)..............          (312)         --            --         (312)        27         (285)
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total revenues...........................         2,439          --          (824)       1,615          6        1,621
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,339          --            --        1,339        (38)       1,301
   Compensation and benefits..................           466         (32)         (360)          74         --           74
   Commissions and distribution
     related payments.........................           377        (112)         (106)         159         --          159
   Amortization of deferred policy
     acquisition costs........................            31         145             1          177          5          182
   Other operating costs and expenses.........         2,486          (1)         (172)       2,313         --        2,313
                                               -------------  ----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         4,950          --          (639)       4,311        (33)       4,278
                                               -------------  ----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,511)         --          (185)      (2,696)        39       (2,657)
  Income tax (expense) benefit from
   continuing operations......................           553          --             8          561         (9)         552
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (1,958)         --          (177)      (2,135)        30       (2,105)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (1,958)         --          (156)      (2,114)        30       (2,084)
                                               -------------  ----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,114) $       --   $        --  $    (2,114)  $     30  $    (2,084)
                                               =============  ==========   ===========  ===========   ========  ===========

                                                              THREE MONTHS ENDED JUNE 30, 2018
                                              ---------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  ------------  -----------  --------- -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (1,958)  $      (156) $    (2,114)  $     30 $    (2,084)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss)................        (2,278)         (142)      (2,420)        30      (2,390)
                                              -------------   -----------  -----------   -------- -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (2,420)  $        --  $    (2,420)  $     30 $    (2,390)
                                              =============   ===========  ===========   ======== ===========

                                                                       SIX MONTHS ENDED JUNE 30, 2018
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC    OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  -----------  ------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,773  $        --   $        --  $     1,773   $    (29) $     1,744
   Net derivative gains (losses)..............        (1,172)          --            (2)      (1,174)        72       (1,102)
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total revenues...........................         4,387           --        (1,670)       2,717         43        2,760
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................         1,828           --            --        1,828        (47)       1,781
   Compensation and benefits..................           992          (65)         (704)         223         --          223
   Commissions and distribution
     related payments.........................           748         (213)         (216)         319         --          319
   Amortization of deferred policy
     acquisition costs........................            89          280             1          370         21          391
   Other operating costs and expenses.........         2,926           (2)         (361)       2,563         --        2,563
                                               -------------  -----------   -----------  -----------   --------  -----------
     Total benefits and other deductions......         7,100           --        (1,284)       5,816        (26)       5,790
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income (loss) from continuing operations,
   before income taxes........................        (2,713)          --          (386)      (3,099)        69       (3,030)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Income tax (expense) benefit from
   continuing operations......................           622           --            25          647        (15)         632
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) from
   continuing operations......................        (2,091)          --          (361)      (2,452)        54       (2,398)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss)...........................        (2,091)          --          (311)      (2,402)        54       (2,348)
                                               -------------  -----------   -----------  -----------   --------  -----------
  Net income (loss) attributable to
   AXA Equitable.............................. $      (2,401) $        --   $        --  $    (2,401)  $     54  $    (2,347)
                                               =============  ===========   ===========  ===========   ========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                              -----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                  IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED   REVISIONS  AS REVISED
                                              -------------  ------------  -------------  --------- -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $      (2,091)  $      (311) $      (2,402) $      54 $    (2,348)
                                              -------------   -----------  -------------  --------- -----------
  Comprehensive income (loss)................        (3,160)         (305)        (3,465)        54      (3,411)
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $      (3,463)  $        --  $      (3,463) $      54 $    (3,409)
                                              =============   ===========  =============  ========= ===========

                                                                SIX MONTHS ENDED JUNE 30, 2018
                                               ---------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS               IMPACT OF
                                                 REPORTED      ADJUSTMENT  AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ -----------  ---------  -----------
                                                                        (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       9,010  $         -- $     9,010  $     (72) $     8,938
  Net income (loss) attributable to
   AXA Equitable..............................        (2,401)           --      (2,401)        54       (2,347)
                                               -------------  ------------ -----------  ---------  -----------
  Retained earnings, end of period............         6,617            --       6,617        (18)       6,599
                                               -------------  ------------ -----------  ---------  -----------
  Total AXA Equitable's equity, end of period.        13,925            --      13,925        (18)      13,907
                                               -------------  ------------ -----------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      16,964  $         -- $    16,964  $     (18) $    16,946
                                               =============  ============ ===========  =========  ===========

                                                           SIX MONTHS ENDED JUNE 30, 2018
                                                ----------------------------------------------------
                                                             PRESENTATION
                                                     AS      RECLASSIFI-
                                                  REPORTED     CATIONS      REVISIONS    AS REVISED
                                                -----------  ------------  -----------  ------------
                                                                    (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $    (2,091) $         --  $        54  $     (2,037)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,773)           --           29        (1,744)
   Net derivative (gains) losses...............       1,172            --          (72)        1,100
   Amortization and depreciation...............          --           335           21           356
   Amortization of deferred sales commission...          13           (13)          --            --
   Other depreciation and amortization.........         (45)           45           --            --
   Equity (income) loss from
     limited partnerships......................          --           (60)          --           (60)
   Distributions from joint ventures and
     limited partnerships......................          44           (44)          --            --
   Cash received on the recapture of
     captive reinsurance.......................       1,099            --          174         1,273
   Changes in:
     Reinsurance recoverable...................          15            --          166           181
     Deferred policy acquisition costs.........          89           (89)          --            --
     Capitalization of deferred policy
       acquisition costs.......................          --          (280)          --          (280)
     Future policy benefits....................         396            --         (554)         (158)
     Current and deferred income taxes.........        (645)           --          167          (478)
     Other, net................................         416           104         (304)          216
                                                -----------  ------------  -----------  ------------
  Net cash provided by (used in)
   operating activities........................ $     1,190  $         (2) $      (319) $        869
                                                -----------  ------------  -----------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Trading account securities.................. $     4,843  $         --  $        24  $      4,867
   Real estate joint ventures..................          --           140           --           140
   Short-term investments......................          --         1,331          (24)        1,307
   Other.......................................         260          (140)          --           120
  Payment for the purchase/origination of:
   Short-term investments......................          --        (1,081)         205          (876)
  Cash settlements related to
   derivative instruments......................        (267)           --         (489)         (756)
  Change in short-term investments.............         248          (248)          --            --
  Other, net...................................         379            --           11           390
                                                -----------  ------------  -----------  ------------
Net cash provided by (used in)
  investing activities......................... $    (1,605) $          2  $      (273) $     (1,876)
                                                -----------  ------------  -----------  ------------

                                                         SIX MONTHS ENDED JUNE 30, 2018
                                              ----------------------------------------------------
                                                           PRESENTATION
                                                   AS      RECLASSIFI-
                                                REPORTED     CATIONS      REVISIONS    AS REVISED
                                              -----------  ------------ ------------  ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $     5,227  $         -- $     (1,107) $      4,120
   Withdrawals...............................      (2,611)           --          480        (2,131)
   Transfer (to) from Separate Accounts......        (305)           --        1,219           914

   --------
  /(1)/Net income (loss) includes $310 million in the six months ended June 30, 2018 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated statement of cash flows for the nine months ended September 30, 2018 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of or for the three and nine months ended September 30, 2018 are not presented as these revisions were already reflected in the Company's September 30, 2018 Form 10-Q.

                                                           NINE MONTHS ENDED SEPTEMBER 30, 2018
                                                ---------------------------------------------------------
                                                                PRESENTATION
                                                AS REPORTED   RECLASSIFICATIONS    REVISIONS   AS REVISED
                                                -----------  -------------------  ----------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Amortization and depreciation............... $        --  $               258  $       --  $       258
   Amortization of deferred sales commission...          17                  (17)         --           --
   Other depreciation and amortization.........         (60)                  60          --           --
   Equity (income) loss from
     limited partnerships......................          --                  (83)         --          (83)
   Distribution from joint ventures and
     limited partnerships......................          63                  (63)         --           --
   Cash received on the recapture of
     captive reinsurance.......................       1,099                   --         174        1,273
   Changes in:.................................
     Reinsurance recoverable...................          20                   --          86          106
     Deferred policy acquisition costs.........        (129)                 129          --           --
     Capitalization of deferred policy
       acquisition costs.......................          --                 (432)         --         (432)
     Future policy benefits....................         (58)                  --        (541)        (599)
     Current and deferred income taxes.........        (264)                  --        (400)        (664)
     Other, net................................         123                  146         179          448
                                                -----------  -------------------  ----------  -----------
  NET CASH PROVIDED BY (USED IN) OPERATING
   ACTIVITIES.................................. $     1,614  $                (2) $     (502) $     1,110
                                                -----------  -------------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from the
     sale/maturity/prepayment of:
     Trading account securities................ $     6,913  $                --  $       77  $     6,990
     Real estate joint ventures................          --                  140          --          140
     Short-term investments....................          --                1,806          --        1,806
     Other.....................................         344                 (140)         --          204
     Short-term investments....................          --               (1,530)        204       (1,326)
  Cash settlements related to
   derivative instruments......................        (584)                  --        (492)      (1,076)
  Change in short-term investments.............         350                 (274)        (77)          (1)
  Other, net...................................         305                   --         (19)         286
                                                -----------  -------------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (2,990) $                 2  $     (307) $    (3,295)
                                                -----------  -------------------  ----------  -----------

                                                         NINE MONTHS ENDED SEPTEMBER 30, 2018
                                              ----------------------------------------------------------
                                                                PRESENTATION
                                               AS REPORTED    RECLASSIFICATIONS    REVISIONS  AS REVISED
                                              -------------  -------------------- ----------  ----------
                                                                     (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits.................................. $       7,852  $                 -- $   (1,668) $    6,184
   Withdrawals...............................        (4,014)                   --        760      (3,254)
   Transfer (to) from Separate Accounts......          (338)                   --      1,717       1,379
                                              -------------  -------------------- ----------  ----------
Net cash provided by (used in)
  financing activities....................... $       1,293  $                 -- $      809  $    2,102
                                              -------------  -------------------- ----------  ----------

   The following tables present line items of the consolidated financial statements as of and for the three months ended March 31, 20 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's March 31, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- -------------  ------------ ---------  ----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $        4,961 $          --  $      4,961 $     (64) $    4,897
                                              -------------- -------------  ------------ ---------  ----------
   Total Assets.............................. $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $       28,691 $          --  $     28,691 $      66  $   28,757
  Current and deferred taxes.................          2,726          (562)        2,164       (46)      2,118
                                              -------------- -------------  ------------ ---------  ----------
   Total Liabilities......................... $      195,091 $          --  $    195,091 $      20  $  195,111
                                              -------------- -------------  ------------ ---------  ----------
EQUITY:
  Retained Earnings.......................... $        5,978 $          --  $      5,978 $     (84) $    5,894
                                              -------------- -------------  ------------ ---------  ----------
  AXA Equitable Equity.......................         11,459            --        11,459       (84)     11,375
                                              -------------- -------------  ------------ ---------  ----------
  Noncontrolling interest....................          3,046            --         3,046        --       3,046
  Total Equity...............................         14,505            --        14,505       (84)     14,421
                                              -------------- -------------  ------------ ---------  ----------
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING
  INTEREST AND EQUITY........................ $      210,013 $          --  $    210,013 $     (64) $  209,949
                                              ============== =============  ============ =========  ==========

                                                                       THREE MONTHS ENDED MARCH 31, 2017
                                               --------------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                  IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED   REVISIONS   AS REVISED
                                               -------------  ----------- -------------  ------------  ----------  ------------
                                                                                 (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         852  $        -- $          --  $        852  $      (22) $        830
   Net derivative gains (losses)..............          (362)          --            10          (352)          7          (345)
                                               -------------  ----------- -------------  ------------  ----------  ------------
     Total revenues...........................         2,314           --          (745)        1,569         (15)        1,554

                                                                     THREE MONTHS ENDED MARCH 31, 2017
                                               -----------------------------------------------------------------------------
                                                                            DISCONTINUED
                                               AS PREVIOUSLY   GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  -----------  -------------  -----------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits....................           975           --             --          975         (3)        972
   Interest credited to policyholders'
     account balances.........................           279           --             --          279        (30)        249
   Compensation and benefits..................           438          (33)          (322)          83         --          83
   Commissions and distribution
     related payments.........................           382         (114)           (96)         172         --         172
   Amortization of deferred policy
     acquisition costs........................            29          148             --          177         63         240
   Other operating costs and expenses.........           381           (1)          (179)         201         --         201
                                               -------------  -----------  -------------  -----------  ---------  ----------
     Total benefits and other deductions......         2,489           --           (598)       1,891         30       1,921
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Income (loss) from continuing operations,
   before income taxes........................          (175)          --           (147)        (322)       (45)       (367)
  Income tax (expense) benefit from
   continuing operations......................           121           --             11          132         16         148
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss) from
   continuing operations......................           (54)          --           (136)        (190)       (29)       (219)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  Net income (loss)...........................           (54)          --           (118)        (172)       (29)       (201)
                                               -------------  -----------  -------------  -----------  ---------  ----------
  NET INCOME (LOSS) ATTRIBUTABLE TO
   AXA EQUITABLE.............................. $        (172) $        --  $          --  $      (172) $     (29) $     (201)
                                               =============  ===========  =============  ===========  =========  ==========

                                                              THREE MONTHS ENDED MARCH 31, 2017
                                              ----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                IMPACT OF
                                                REPORTED       ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------  -------------  -----------  ---------  ----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $         (54) $        (118) $      (172) $     (29) $     (201)
                                              -------------  -------------  -----------  ---------  ----------
   Change in unrealized gains (losses), net
     of reclassification adjustment..........            92             --           92         21         113
   Total other comprehensive income (loss),
     net of income taxes.....................           127             (7)         120         21         141
                                              -------------  -------------  -----------  ---------  ----------
   Comprehensive income (loss)...............            73           (125)         (52)        (8)        (60)
                                              -------------  -------------  -----------  ---------  ----------
   COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE
     TO AXA EQUITABLE........................ $         (52) $          --  $       (52) $      (8) $      (60)
                                              =============  =============  ===========  =========  ==========

                                                               THREE MONTHS ENDED MARCH 31, 2017
                                               ----------------------------------------------------------------
                                                              DISCONTINUED
                                               AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                 REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ------------ ------------  ---------  -----------
                                                                         (IN MILLIONS)
CONSOLIDATED STATEMENT OF EQUITY:
  Retained earnings, beginning of year........ $       6,150  $         -- $      6,150  $     (55) $     6,095
  Net income (loss) attributable to
   AXA Equitable..............................          (172)           --         (172)       (29)        (201)
                                               -------------  ------------ ------------  ---------  -----------
  Retained earnings, end of period............         5,978            --        5,978        (84)       5,894
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   beginning of year..........................            17            --           17        (21)          (4)
  Other comprehensive income (loss)...........           120            --          120         21          141
                                               -------------  ------------ ------------  ---------  -----------
  Accumulated other comprehensive income,
   end of period..............................           137            --          137         --          137
                                               -------------  ------------ ------------  ---------  -----------
  Total AXA Equitable's equity, end of period.        11,459            --       11,459        (84)      11,375
                                               -------------  ------------ ------------  ---------  -----------
   TOTAL EQUITY, END OF PERIOD................ $      14,505  $         -- $     14,505  $     (84) $    14,421
                                               =============  ============ ============  =========  ===========

                                                            THREE MONTHS ENDED MARCH 31, 2017
                                                --------------------------------------------------------
                                                                 PRESENTATION
                                                 AS REPORTED   RECLASSIFICATIONS  REVISIONS   AS REVISED
                                                -------------  -----------------  ---------  -----------
                                                                      (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $         (54) $              --  $     (29) $       (83)
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Interest credited to policyholders'
     account balances..........................           279                 --        (30)         249
   Policy charges and fee income...............          (852)                --         22         (830)
   Net derivative (gains) losses...............           362                 --         (7)         355
   Amortization and depreciation...............            --                229         63          292
   Amortization of deferred sales commission...             9                 (9)        --           --
   Other depreciation and amortization.........            36                (36)        --           --
   Amortization of other intangibles...........             8                 (8)        --           --
   Equity (income) loss from
     limited partnerships......................            --                (39)        --          (39)
   Distributions from joint ventures and
     limited partnerships......................            26                (26)        --           --
   Changes in:                                                                                        --
     Reinsurance recoverable...................           (23)                --       (173)        (196)
     Deferred policy acquisition costs.........            29                (29)        --           --
     Capitalization of deferred policy
       acquisition costs.......................            --               (148)        --         (148)
     Future policy benefits....................           241                 --         17          258
     Current and deferred income taxes.........          (188)                --         (6)        (194)
     Other, net................................           151                 65         --          216
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES......................... $          18  $              (1) $    (143) $      (126)
                                                -------------  -----------------  ---------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments...................... $          --  $             631  $      --  $       631
  Payment for the purchase/origination of:
   Short-term investments......................            --               (376)      (289)        (665)
  Change in short-term investments.............           254               (254)        --           --
  Other, net...................................            43                 --        100          143
                                                -------------  -----------------  ---------  -----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES......................... $      (2,447) $               1  $    (189) $    (2,635)
                                                -------------  -----------------  ---------  -----------

                                                        THREE MONTHS ENDED MARCH 31, 2017
                                              -----------------------------------------------------
                                                                  PRESENTATION
                                               AS REPORTED      RECLASSIFICATIONS REVISIONS  AS REVISED
                                              ------------      ----------------- ---------  ----------
                                                                  (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits................................... $      2,240         $           --  $    269  $    2,509
  Withdrawals................................         (785)                    --      (157)       (942)
  Transfer (to) from Separate Accounts.......          176                     --       220         396
                                              ------------         --------------  --------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES....................... $      2,306         $           --  $    332  $    2,638
                                              ------------         --------------  --------  ----------

   --------
  /(1)/Net income (loss) includes $118 million in the three months ended
       March 31, 2017 of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items of the consolidated financial statements as of and for the three and six months ended June 30, 2017 that have been affected by the revisions. This information has been corrected from the information previously presented in the Company's June 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables.

                                                                    AS OF JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT    AS ADJUSTED REVISIONS  AS REVISED
                                              ------------- --------------  ----------- ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED BALANCE SHEET:
ASSETS:
  Deferred policy acquisition costs.......... $       4,913 $           --  $     4,913 $     (63) $     4,850
                                              ------------- --------------  ----------- ---------  -----------
   Total Assets.............................. $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========
LIABILITIES:
  Future policyholders' benefits and other
   policyholders' liabilities................ $      29,679 $           --  $    29,679 $      53  $    29,732
  Current and deferred taxes.................         3,267           (542)       2,725       (39)       2,686
                                              ------------- --------------  ----------- ---------  -----------
   Total Liabilities......................... $     199,095 $           --  $   199,095 $      14  $   199,109
                                              ------------- --------------  ----------- ---------  -----------
EQUITY:
  Retained Earnings.......................... $       7,479 $           --  $     7,479 $     (77) $     7,402
                                              ------------- --------------  ----------- ---------  -----------
  AXA Equitable Equity.......................        13,273             --       13,273       (77)      13,196
                                              ------------- --------------  ----------- ---------  -----------
  Total Equity...............................        16,257             --       16,257       (77)      16,180
                                              ------------- --------------  ----------- ---------  -----------
Total Liabilities, Redeemable Noncontrolling
  Interest and Equity........................ $     215,713 $           --  $   215,713 $     (63) $   215,650
                                              ============= ==============  =========== =========  ===========

                                                                   THREE MONTHS ENDED JUNE 30, 2017
                                               -------------------------------------------------------------------------
                                                                        DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC   OPERATIONS                IMPACT OF
                                                 REPORTED    ADJUSTMENT  ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                               ------------- ---------- ------------  ----------- ----------  ----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $         846 $       -- $         --  $       846 $      (12) $      834
   Net derivative gains (losses)..............         1,763         --            5        1,768          8       1,776
                                               ------------- ---------- ------------  ----------- ----------  ----------
     Total revenues...........................         4,548         --         (781)       3,767         (4)      3,763

                                                                      THREE MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                 IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT    AS ADJUSTED  REVISIONS  AS REVISED
                                               -------------  ----------  -------------  ------------  ---------  ----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       1,363  $       --  $          --  $      1,363  $      (7) $    1,356
   Interest credited to policyholders'
     account balances.........................           208          --             --           208         (9)        199
   Compensation and benefits..................           450         (32)          (328)           90         --          90
   Commissions and distribution
     related payments.........................           389        (116)          (103)          170         --         170
   Amortization of deferred policy
     acquisition costs........................           (49)        150             --           101         (1)        100
   Other operating costs and expenses.........           149          (2)          (208)          (61)        --         (61)
                                               -------------  ----------  -------------  ------------  ---------  ----------
     Total benefits and other deductions......         2,516          --           (641)        1,875        (17)      1,858
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income (loss) from continuing operations,
  before income taxes.........................         2,032          --           (140)        1,892         13       1,905
                                               -------------  ----------  -------------  ------------  ---------  ----------
Income tax (expense) benefit from
  continuing operations.......................          (419)         --             11          (408)        (5)       (413)
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) from continuing operations..         1,613          --           (129)        1,484          8       1,492
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss).............................         1,613          --           (113)        1,500          8       1,508
                                               -------------  ----------  -------------  ------------  ---------  ----------
Net income (loss) attributable to
  AXA Equitable............................... $       1,500  $       --  $          --  $      1,500  $       8  $    1,508
                                               =============  ==========  =============  ============  =========  ==========

                                                              THREE MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                              DISCONTINUED
                                              AS PREVIOUSLY    OPERATIONS                 IMPACT OF
                                                REPORTED       ADJUSTMENT    AS ADJUSTED  REVISIONS AS REVISED
                                              -------------- --------------  ------------ --------- -----------
                                                                        (IN MILLIONS)
  CONSOLIDATED STATEMENT OF COMPREHENSIVE
   INCOME (LOSS):
   Net income (loss)......................... $        1,613 $         (113) $      1,500 $       8 $     1,508
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss)...............          1,887            (93)        1,794         8       1,802
                                              -------------- --------------  ------------ --------- -----------
   Comprehensive income (loss) attributable
     to AXA Equitable........................ $        1,794 $           --  $      1,794 $       8 $     1,802
                                              ============== ==============  ============ ========= ===========

                                                                     SIX MONTHS ENDED JUNE 30, 2017
                                               --------------------------------------------------------------------------
                                                                         DISCONTINUED
                                               AS PREVIOUSLY GROSS DAC    OPERATIONS               IMPACT OF
                                                 REPORTED    ADJUSTMENT   ADJUSTMENT   AS ADJUSTED REVISIONS  AS REVISED
                                               ------------- ---------- -------------  ----------- ---------  -----------
                                                                             (IN MILLIONS)
CONSOLIDATED STATEMENT OF INCOME (LOSS):
  REVENUES:
   Policy charges and fee income.............. $       1,698 $       -- $          --  $     1,698 $     (34) $     1,664
   Net derivative gains (losses)..............         1,362         --            15        1,377        54        1,431
                                               ------------- ---------- -------------  ----------- ---------  -----------
     Total revenues...........................         6,823         --        (1,526)       5,297        20        5,317

                                                                       SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------------------------------
                                                                           DISCONTINUED
                                               AS PREVIOUSLY  GROSS DAC     OPERATIONS                IMPACT OF
                                                 REPORTED     ADJUSTMENT    ADJUSTMENT   AS ADJUSTED  REVISIONS   AS REVISED
                                               -------------  ----------  -------------  -----------  ---------  -----------
                                                                               (IN MILLIONS)
  BENEFITS AND OTHER DEDUCTIONS:
   Policyholders' benefits.................... $       2,338  $       --  $          --  $     2,338  $     (10) $     2,328
   Compensation and benefits..................           888         (65)          (650)         173         --          173
   Commissions and distribution
     related payments.........................           771        (230)          (199)         342         --          342
   Amortization of deferred policy
     acquisition costs........................           (20)        298             --          278         62          340
   Other operating costs and expenses.........           530          (3)          (387)         140         --          140
                                               -------------  ----------  -------------  -----------  ---------  -----------
     Total benefits and other deductions......         4,966          --         (1,239)       3,727         52        3,779
                                               -------------  ----------  -------------  -----------  ---------  -----------
Income (loss) from continuing operations,
  before income taxes.........................         1,857          --           (287)       1,570        (32)       1,538
Income tax (expense) benefit from
  continuing operations.......................          (298)         --             22         (276)        11         (265)
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss) from continuing operations..         1,559          --           (265)       1,294        (21)       1,273
                                               -------------  ----------  -------------  -----------  ---------  -----------
Net income (loss).............................         1,559          --           (231)       1,328        (21)       1,307
Net income (loss) attributable to
  AXA Equitable............................... $       1,328  $       --  $          --  $     1,328  $     (21) $     1,307
                                               =============  ==========  =============  ===========  =========  ===========

                                                               SIX MONTHS ENDED JUNE 30, 2017
                                              ----------------------------------------------------------------
                                                             DISCONTINUED
                                              AS PREVIOUSLY   OPERATIONS                IMPACT OF
                                                REPORTED      ADJUSTMENT   AS ADJUSTED  REVISIONS  AS REVISED
                                              -------------- ------------  ------------ ---------  -----------
                                                                       (IN MILLIONS)
CONSOLIDATED STATEMENT OF COMPREHENSIVE
  INCOME (LOSS):
  Net income (loss).......................... $        1,559 $       (231) $      1,328 $     (21) $     1,307
                                              -------------- ------------  ------------ ---------  -----------
  Change in unrealized gains (losses), net
   of reclassification adjustment............            386           --           386        21          407
  Other comprehensive income.................            401           13           414        21          435
                                              -------------- ------------  ------------ ---------  -----------
  Comprehensive income (loss) attributable
   to AXA Equitable.......................... $        1,742 $         --  $      1,742 $      --  $     1,742
                                              ============== ============  ============ =========  ===========

                                                                SIX MONTHS ENDED JUNE 30, 2017
                                              -----------------------------------------------------------------
                                                            DISCONTINUED
                                              AS PREVIOUSLY  OPERATIONS               IMPACT OF
                                                REPORTED     ADJUSTMENT  AS ADJUSTED  REVISIONS    AS REVISED
                                              ------------- ------------ ------------ ---------  --------------
                                                                        (IN MILLIONS)
STATEMENTS OF EQUITY:
  Retained earnings, beginning of year....... $       6,151 $         -- $      6,151 $     (56) $        6,095
  Net income (loss) attributable to
   AXA Equitable.............................         1,328           --        1,328       (21)          1,307
                                              ------------- ------------ ------------ ---------  --------------
  Retained earnings, end of period...........         7,479           --        7,479       (77)          7,402
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   beginning of year.........................            17           --           17       (21)             (4)
  Other comprehensive income (loss)..........           414           --          414        21             435
                                              ------------- ------------ ------------ ---------  --------------
  Accumulated other comprehensive income,
   end of period.............................           431           --          431        --             431
                                              ------------- ------------ ------------ ---------  --------------
  Total AXA Equitable's equity, end
    of period................................        13,273           --       13,273       (77)         13,196
                                              ------------- ------------ ------------ ---------  --------------
  Noncontrolling interest, end of period.....         2,984           --        2,984        --           2,984
                                              ------------- ------------ ------------ ---------  --------------
   TOTAL EQUITY, END OF PERIOD............... $      16,257 $         -- $     16,257 $     (77) $       16,180
                                              ============= ============ ============ =========  ==============

                                                             SIX MONTHS ENDED JUNE 30, 2017
                                                -------------------------------------------------------
                                                               PRESENTATION
                                                AS REPORTED  RECLASSIFICATIONS   REVISIONS   AS REVISED
                                                -----------  -----------------  ----------  -----------
                                                                     (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
NET INCOME (LOSS)/(1)/......................... $     1,559  $              --  $      (21) $     1,538
  Adjustments to reconcile net income (loss)
   to net cash provided by (used in)
   operating activities:
   Policy charges and fee income...............      (1,698)                --          34       (1,664)
   Net derivative (gains) losses...............      (1,362)                --         (54)      (1,416)
   Amortization and depreciation...............          --                233          62          295
   Amortization of deferred sales commission...          17                (17)         --           --
   Other depreciation and amortization.........         (61)                61          --           --
   Equity (income) loss from
     limited partnerships......................          --                (65)         --          (65)
   Distribution from joint ventures and
     limited partnerships......................          50                (50)         --           --
   Changes in:
     Reinsurance recoverable...................        (194)                --        (354)        (548)
     Deferred policy acquisition costs.........          43                (43)         --           --
     Capitalization of deferred policy
       acquisition costs.......................         (63)              (235)         --         (298)
     Future policy benefits....................       1,303                 --          45        1,348
     Current and deferred income taxes.........         204                 --           3          207
     Other, net................................          84                115          --          199
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  operating activities......................... $       (75) $              (1) $     (285) $      (361)
                                                -----------  -----------------  ----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
  sale/maturity/prepayment of:
   Short-term investments...................... $        --  $           1,078  $       --  $     1,078
  Payment for the purchase/origination of:
   Short-term investments......................          --             (1,599)         --       (1,599)
  Change in short-term investments.............        (508)               522         (14) $        --
  Other, net...................................         243                 --        (197)          46
                                                -----------  -----------------  ----------  -----------
Net cash provided by (used in)
  investing activities......................... $    (3,588) $               1  $     (211) $    (3,798)
                                                -----------  -----------------  ----------  -----------

                                                           SIX MONTHS ENDED JUNE 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS REVISIONS   AS REVISED
                                               -----------  ----------------- ---------  -----------
                                                                   (IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
   Deposits................................... $     4,109   $             -- $     784  $     4,893
   Withdrawals................................      (1,557)                --      (284)      (1,841)
     Transfer (to) from Separate Accounts.....         767                 --        (4)         763
                                               -----------   ---------------- ---------  -----------
Net cash provided by (used in)
  financing activities........................ $     4,182   $             -- $     496  $     4,678
                                               -----------   ---------------- ---------  -----------

   --------
  /(1)/Net income (loss) includes $231 million in the six months ended June 30, 2017 of the discontinued operations that are not included in net income
       (loss) in the Consolidated Statements of Income (Loss).

   The following tables present line items in the consolidated statement of cash flows for the nine months ended September 30, 2017 financial information that has been affected by the revisions. This information has been corrected from the information previously presented in the Company's September 30, 2018 Form 10-Q. For these items, the tables detail the amounts as previously reported and the impact upon those line items due to the reclassifications to conform to the current presentation, the adjustment for the discontinued operation, revisions and the amounts as currently revised. Prior period amounts have been reclassified to conform to current period presentation, where applicable, and are summarized in the accompanying tables. Tables for the other consolidated financial statements as of and for the three and nine months ended September 30, 2017 are not included as these revisions were already reflected in the Company's September 30, 2018
   Form 10-Q.

                                                        NINE MONTHS ENDED SEPTEMBER 30, 2017
                                               -----------------------------------------------------
                                                              PRESENTATION
                                               AS REPORTED  RECLASSIFICATIONS  REVISIONS  AS REVISED
                                               -----------  -----------------  ---------  ----------
                                                                   (IN MILLIONS)
CONSOLIDATED STATEMENT OF CASH FLOWS:
 Adjustments to reconcile net income (loss)
  to net cash provided by (used in)
  operating activities:
  Amortization and depreciation...............  $       --  $             432  $      --  $      432
  Other depreciation and amortization.........         (67)                67         --          --
  Equity (income) loss from
    limited partnerships......................          --               (103)        --        (103)
  Distribution from joint ventures and
    limited partnerships......................          94                (94)        --          --
  Changes in:
    Reinsurance recoverable...................        (361)                --       (455)       (816)
    Deferred policy acquisition costs.........          42                (42)        --          --
    Capitalization of deferred policy
      acquisition costs.......................          --               (433)        --        (433)
    Future policy benefits....................       1,146                 --        168       1,314
    Current and deferred income taxes.........         640                 --       (389)        251
    Other, net................................         617                197         --         814
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  OPERATING ACTIVITIES........................  $      994  $              (1) $    (676) $      317
                                                ----------  -----------------  ---------  ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the
   sale/maturity/prepayment of:
   Short-term investments.....................  $       --  $           1,909  $      --  $    1,909
  Payment for the purchase/origination of:
   Short-term investments.....................          --             (2,174)        --      (2,174)
  Change in short-term investments............        (266)               266         --          --
  Other, net..................................        (258)                --        203         (55)
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  INVESTING ACTIVITIES........................  $   (5,231) $               1  $     203  $   (5,027)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Policyholders' account balances:
  Deposits....................................  $    5,871  $              --  $   1,116  $    6,987
  Withdrawals.................................      (2,574)                --       (244)     (2,818)
  Transfer (to) from Separate Accounts........       1,617                 --       (399)      1,218
                                                ----------  -----------------  ---------  ----------
NET CASH PROVIDED BY (USED IN)
  FINANCING ACTIVITIES........................  $    5,460  $              --  $     473  $    5,933
                                                ----------  -----------------  ---------  ----------

22)SUBSEQUENT EVENTS

   AXA Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the "2019 Plan")

   In November 2018, Holdings' Board of Directors and AXA, as Holdings' then controlling stockholder, adopted the 2019 Plan, which became effective January 1, 2019, with a total of 5.2 million shares of common stock reserved for issuance thereunder. On February 25, 2019, the Compensation Committee of Holdings' Board of Directors approved an amendment to the 2019 Plan increasing the amount of shares of Holdings' common stock available for issuance in connection with equity awards granted under the 2019 Plan by two million shares. The holder of a majority of the outstanding shares of Holdings' common stock executed a written consent approving the increase on February 28, 2019.

   AXA Secondary Offering of Holdings Common Stock and Holdings Share Buy-back

   On March 25, 2019, AXA completed a follow-on secondary offering of 46 million shares of common stock of Holdings and the sale to Holdings of 30 million shares of common stock of Holdings. Following the completion of this secondary offering and the share buyback by Holdings, AXA owns 48.3% of the shares of common stock of Holdings. As a result, Holdings is no longer a majority owned subsidiary of AXA.

   Repayment of Senior Surplus Note

   On December 28, 2018, the Company, issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The Company repaid this note on March 5, 2019.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE I
      SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN RELATED PARTIES
                            AS OF DECEMBER 31, 2018

                                                                            AMOUNT AT
                                                                           WHICH SHOWN
                                                                           ON BALANCE
                                                COST/(1)/    FAIR VALUE       SHEET
                                              ------------- ------------- -------------
                                                            (IN MILLIONS)
Fixed Maturities:
  U.S. government, agencies and authorities.. $      13,646 $      13,335 $      13,335
  State, municipalities and
   political subdivisions....................           408           454           454
  Foreign governments........................           515           519           519
  Public utilities...........................         4,614         4,569         4,569
  All other corporate bonds..................        22,076        21,807        21,807
  Residential mortgage-backed................           193           202           202
  Asset-backed...............................           600           590           590
  Redeemable preferred stocks................           440           439           439
                                              ------------- ------------- -------------
Total fixed maturities.......................        42,492        41,915        41,915
Mortgage loans on real estate/(2)/...........        11,825        11,478        11,818
Real estate held for the production
   of income.................................            52            52            52
Policy loans.................................         3,267         3,944         3,267
Other equity investments.....................         1,103         1,144         1,144
Trading securities...........................        15,361        15,166        15,166
Other invested assets........................         1,554         1,554         1,554
                                              ------------- ------------- -------------
Total Investments............................ $      75,654 $      75,253 $      74,916
                                              ============= ============= =============

   --------
  /(1)/Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.
  /(2)/Balance Sheet amount for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                                  SCHEDULE IV
                               REINSURANCE/(1)/
        AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016

                                                                    ASSUMED             PERCENTAGE
                                                         CEDED TO    FROM               OF AMOUNT
                                                GROSS      OTHER     OTHER      NET      ASSUMED
                                                AMOUNT   COMPANIES COMPANIES   AMOUNT     TO NET
                                              ---------- --------- --------- ---------- ----------
                                                                  (IN MILLIONS)
AS OF DECEMBER 31, 2018
Life insurance in-force...................... $  390,374 $  69,768 $  30,322 $  350,928        8.6%
                                              ========== ========= ========= ==========  =========

FOR THE YEAR ENDED DECEMBER 31, 2018
Premiums:
Life insurance and annuities................. $      787 $     128 $     177 $      836       21.2%
Accident and health..........................         49        32         9         26       34.6%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      836 $     160 $     186 $      862       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2017
Life insurance in-force/(2)/................. $  392,926 $  73,843 $  30,300 $  349,383        8.7%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2017
Premiums:
Life insurance and annuities................. $      826 $     135 $     186 $      877       21.2%
Accident and health..........................         54        36         9         27       33.3%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      880 $     171 $     195 $      904       21.6%
                                              ========== ========= ========= ==========  =========

As of December 31, 2016
Life insurance in-force...................... $  399,230 $  78,760 $  31,722 $  352,192        9.0%
                                              ========== ========= ========= ==========  =========

For the year ended December 31, 2016
Premiums:
Life insurance and annuities................. $      790 $     135 $     197 $      852       23.1%
Accident and health..........................         60        41         9         28       32.1%
                                              ---------- --------- --------- ----------  ---------
Total Premiums............................... $      850 $     176 $     206 $      880       23.4%
                                              ========== ========= ========= ==========  =========

   --------
  /(1)/Includes amounts related to the discontinued group life and health business.
  /(2)/Previously reported amounts for "Life insurance in-force -- Ceded to other companies" of $41,330 million and "Net amount" of $381,896 have been revised due to an error.

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2019 TO THE CURRENT PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES FOR:



..   EQUI-VEST(R) (SERIES 201)
..   EQUI-VEST(R) STRATEGIES/SM/ (SERIES 900)

..   EQUI-VEST(R) STRATEGIES/SM/ (SERIES 901)

..   EQUI-VEST(R) EMPLOYER-SPONSORED RETIREMENT PLANS (SERIES 100 AND SERIES
    200) (TSA AND EDC CONTRACTS ONLY)


--------------------------------------------------------------------------------

This Supplement relates to the Structured Investment Option which is currently available under our EQUI-VEST(R) (Series 201), EQUI-VEST(R) Strategies/SM/ (Series 900), EQUI-VEST(R) Strategies/SM/ (Series 901) and EQUI-VEST(R) Employer-Sponsored Retirement Plans ((Series 100 and Series 200) (TSA and EDC contracts only) subject to regulatory approval) contracts. Any amount that you decide to invest in the Structured Investment Option would be invested in one of the "Segments" of the Structured Investment Option, each of which has a limited duration (a "Segment Duration"). The Structured Investment Option may not currently be available under your contract or in your state.

The purpose of this Supplement is solely to add to your current prospectuses (collectively, the "EQUI-VEST(R) prospectus") a very limited amount of information about the Structured Investment Option. Much more complete information about the Structured Investment Option is contained in a separate Structured Investment Option prospectus dated May 1, 2019. All of the information in the EQUI-VEST(R) prospectus also continues to remain applicable, except as otherwise provided in this Supplement (or any other supplement to the EQUI-VEST(R) prospectus) or in the Structured Investment Option prospectus.


Accordingly, you should read this Supplement in conjunction with your EQUI-VEST(R) prospectus and the Structured Investment Option prospectus (and any other supplements thereto). This Supplement incorporates your EQUI-VEST(R) prospectus (and any other supplements thereto) and the Structured Investment Option prospectus (and any other supplements thereto) by reference. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your EQUI-VEST(R) prospectus.

CHARGES FOR THE STRUCTURED INVESTMENT OPTION

If you allocate any of your account value to the Structured Investment Option, a charge or deduction could result. To reflect these, the following item is added to the chart entitled "Charges we periodically deduct from your account value" under "Fee table" in your EQUI-VEST(R) prospectus:

-----------------------------------------------------------------------------
 ADJUSTMENTS FOR EARLY SURRENDER OR OTHER DISTRIBUTION FROM A SEGMENT
-----------------------------------------------------------------------------
 WHEN CALCULATION IS MADE                MAXIMUM AMOUNT THAT MAY BE LOST/(1)/
-----------------------------------------------------------------------------
Segment Interim Value is applied on      90% of Segment
surrender or other distribution          Investment
(including loans and charges) from a
Segment prior to its Segment Maturity
Date
-----------------------------------------------------------------------------

Notes:

(1)The actual amount of the Segment Interim Value calculation is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in detail under "Appendix I" in your Structured Investment Option prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10% buffer at a time when the Index price has declined to zero. If you surrender or cancel your variable annuity contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date, and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

This fee table applies specifically to the Structured Investment Option and should be read in conjunction with the fee table in your EQUI-VEST(R) contract prospectus.

HOW WE ALLOCATE CHARGES AMONG YOUR INVESTMENT OPTIONS

If you allocate any account value to the Structured Investment Option, our procedures for allocating contract fees and charges among the investment options you are using is significantly different than in the absence of the Structured Investment Option. Accordingly, the following paragraphs are added to the "Charges and expenses" section.

PRONVEST MANAGED ACCOUNT SERVICE CHARGE


If you enroll in the ProNvest managed account service, ProNvest will charge a quarterly fee.

For EQUI-VEST(R) Strategies/SM/ (Series 901), this fee will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, the charge will be deducted from the Segment Holding Account, then pro rata from the Segments. This fee will not be deducted from amounts invested in the Personal Income Benefit variable investment options.


For EQUI-VEST(R) Strategies/SM/ (Series 900), this fee will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If those amounts are insufficient, this charge will be deducted pro rata from your fixed maturity options. If there are still insufficient funds, the charge will be deducted from the Segment Holding Account, then pro rata from the Segments. This fee will not be deducted from amounts invested in the Personal Income Benefit variable investment options.


                   IM-11-04 (5/19)                                  Cat# 146267
                   EV 201, 900 and 901  NB/IF                           #646575

SEPARATE ACCOUNT ANNUAL EXPENSES

Under the provisions of your EQUI-VEST(R) contract, we deduct a daily charge(s) from the net assets in each variable investment option and Segment Holding Account to compensate us for mortality and expense risks and other expenses. The Segment Holding Account is part of the EQ/Money Market variable investment option available under your EQUI-VEST(R) contract.

For amounts held in the Segment Holding Account, we may waive this charge(s) under certain conditions on a non-guaranteed basis. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this charge(s), then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this charge(s) entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. This waiver applies only to amounts held in the Segment Holding Account portion of the EQ/Money Market variable investment option and is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. We reserve the right to change or cancel this provision at any time. For more information, please see "Charges and Expenses" in your EQUI-VEST(R) variable annuity prospectus.

ANNUAL ADMINISTRATIVE CHARGE

For EQUI-VEST(R) (Series 201) and EQUI-VEST(R) Strategies/SM/ (Series 901), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the account for special dollar cost averaging. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, and then pro rata from the Segments.


For EQUI-VEST(R) Strategies/SM/ (Series 900) and EQUI-VEST(R) Employer-Sponsored Retirement Plans (Series 100 and Series 200), the annual administrative charge will be deducted from the account value in the variable investment options and the guaranteed interest option on a pro rata basis on the last business day of each contract year. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any remaining portion of the charge or the total amount of the charge, as applicable, will be deducted from the fixed maturity options. If there are insufficient funds the charge will then be deducted from the Segment Holding Account, then pro rata from the Segments.


ENHANCED DEATH BENEFIT CHARGE
(FOR EQUI-VEST(R) STRATEGIES SERIES 900 AND 901 CONTRACTS)

The charge is deducted pro rata from the variable investment options and the guaranteed interest option. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options for EQUI-VEST(R) Strategies/SM/ (Series 900) or from the account for special dollar cost averaging for EQUI-VEST(R) Strategies/SM/ (Series 901), to the extent you have value in those investment options. Charges deducted from the fixed maturity options are considered withdrawals and, as such, will result in a market value adjustment. If those amounts are insufficient, we will make up the required amounts from the Segment Holding Account and then pro rata from the Segments.

If your account value is insufficient to pay this charge, your certificate will terminate without value and you will lose any applicable guaranteed benefits.

PLAN OPERATING EXPENSE CHARGE

Depending on your Employer's plan, we may be instructed to withdraw a plan operating expense from your account value and to remit the amount withdrawn to either your Employer or your Employer's designee. The amount to be withdrawn is determined by your Employer; we will have no responsibility for determining that such amount is necessary and proper under the terms of your Employer's plan.

For EQUI-VEST(R) (Series 201) and EQUI-VEST(R) Strategies (Series 901), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

For EQUI-VEST(R) Strategies (Series 900), the Plan operating expense charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the fixed maturity options. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.

ANNUAL LOAN RECORD-KEEPING CHARGE

(FOR EQUI-VEST(R) SERIES 901 CONTRACTS)


A $6.25 charge will be deducted from your account value on the last Friday of each calendar quarter to compensate us for record-keeping expenses associated with the loan. If that Friday is a holiday, the charge will be deducted on the last business day preceding that Friday.

The charge will be deducted pro rata from your Non-Personal Income Benefit variable investment options and guaranteed interest option first, then from the account for special dollar cost averaging. If there are insufficient funds, we will deduct the charge from the Segment Holding Account, then pro rata from the Segments. If there are still insufficient funds, we will deduct this charge pro rata from your Personal Income Benefit variable investment options. This deduction will not reduce your Guaranteed Annual Withdrawal Amount or Ratchet base. We do not apply a withdrawal charge to the amounts withdrawn pursuant to these instructions.








  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
EQUI-VEST(R) Strategies/SM/ is issued by and is a service mark of AXA Equitable.

     Distributed by affiliate AXA Advisors, LLC, and for certain contracts co-distributed by affiliate AXA Distributors, LLC,
               1290 Avenue of the Americas, New York, NY 10104.


   Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2019 TO THE CURRENT PROSPECTUS FOR:


..   EQUI-VEST(R) STRATEGIES/SM/ (SERIES 900)
..   EQUI-VEST(R) STRATEGIES/SM/ (SERIES 901)

--------------------------------------------------------------------------------


This Supplement adds information related to an exchange offer and modifies certain related information in the above-referenced current prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus or call (800) 628-6673.


                                EXCHANGE OFFER

This Supplement describes an Exchange Offer we are making to you in connection with your variable annuity contract. This Supplement contains important information that you should know before accepting this Exchange Offer.

                      NO ACTION IS REQUIRED ON YOUR PART

YOU ARE NOT REQUIRED TO ACCEPT THIS EXCHANGE OFFER OR TAKE ANY ACTION UNDER YOUR EXISTING CONTRACT. IF YOU DO NOT ACCEPT THIS EXCHANGE OFFER, YOUR EXISTING CONTRACT WILL CONTINUE UNCHANGED.


You should carefully read this Supplement in conjunction with your Prospectus before making your decision regarding this Exchange Offer. If you have any questions about this Exchange Offer, contact your financial professional or call us directly at (800) 628-6673.


WHY AM I RECEIVING THIS OFFER?

Your Employer or Plan has decided to make available to you the AXA Retirement 360 Defined Contribution Program (the "Program"), which is a retirement program designed to provide participants ("Participants") a single coordinated program selection of investment options, including certain mutual fund options and a fixed annuity contract option (each a "Program Investment Option" and collectively the "Program Investment Options"). In the future, we expect to expand the investment options available under the Program. Please note that certain Program Investment Options may be offered, advised or subadvised by AXA Equitable or one or more of our affiliates.


Because the Program is available to you, we will permit owners of the contracts and/or certificates (each an "Existing Contract" and collectively the "Existing Contracts") to exchange some or all of their Existing Contract for one or more affiliated mutual funds that are also Program Investment Options (each an "Affiliated Mutual Fund" and collectively the "Affiliated Mutual Funds") without imposing withdrawal charges, although a market value adjustment may apply (the "Exchange Offer"). This Exchange Offer also includes any subsequent exchanges under the Program of shares of an Affiliated Mutual Fund for an Existing Contract or a New Contract (described below) and any future exchanges under the Program between Existing Contracts and New Contracts and Affiliated Mutual Funds.

You should carefully read this Supplement and your Prospectus and the prospectuses for the Affiliated Mutual Funds before making your decision regarding this Exchange Offer. This Exchange Offer allows you to exchange some or all of the account value in your Existing Contract for one or more of the Affiliated Mutual Funds without paying withdrawal charges, although a market value adjustment may apply. YOU SHOULD ONLY EXCHANGE SOME OR ALL OF THE ACCOUNT VALUE IN YOUR EXISTING CONTRACT IF YOU HAVE DETERMINED YOU NO LONGER NEED OR WANT SOME OR ALL OF THE GUARANTEED BENEFITS (DESCRIBED BELOW) PROVIDED BY YOUR EXISTING CONTRACT. THE AFFILIATED MUTUAL FUNDS DO NOT OFFER ANY OF THESE GUARANTEED BENEFITS. IF YOU ACCEPT THIS EXCHANGE OFFER YOUR GUARANTEED BENEFITS WILL TERMINATE OR BE REDUCED AND THEY CANNOT BE REINSTATED.


WHAT IS THIS OFFER? HOW DOES THIS OFFER WORK?


You can exchange some or all of your Existing Contract without incurring withdrawal charges for one or more of the Affiliated Mutual Funds, although a market value adjustment may apply. The minimum amount that may be exchanged pursuant to this Exchange Offer is $20. If you are considering investing in one or more of the Affiliated Mutual Funds you should contact your financial professional, who will be able to explain the details of the Affiliated Mutual Funds and provide you with the proper forms and applications necessary to complete the transaction. Affiliated Mutual Funds can only be purchased through a broker-dealer and this Exchange Offer is not available through all broker-dealer firms.

Under this Exchange Offer, the full or partial exchange of your Existing Contract will not trigger any applicable withdrawal charge under your Existing Contract. In addition, since the Affiliated Mutual Funds do not have withdrawal charges, any account value from your Existing Contract transferred into the Affiliated Mutual Funds would not be subject to any withdrawal charge under the Affiliated Mutual Funds (but would be subject to all other charges and fees under each applicable Affiliated Mutual Fund). HOWEVER, ANY EXCHANGE OF ACCOUNT VALUE FROM A FIXED MATURITY OPTION UNDER A SERIES 900 EXISTING CONTRACT WILL BE SUBJECT TO A MARKET VALUE ADJUSTMENT WHICH COULD DECREASE THE AMOUNT TO BE EXCHANGED OR THE AMOUNT REMAINING IN THE FIXED MATURITY OPTION, PERHAPS SIGNIFICANTLY.

Your Existing Contract may have certain benefits that are not offered under any Affiliated Mutual Fund (the "Guaranteed Benefits"):


..   a standard death benefit;

..   the ability to annuitize at guaranteed annuitization rates and receive guaranteed income for life;

..   a guaranteed interest option (investment option that pays interest at guaranteed rates);

..   fixed maturity options (investment option that pays interest over a 1-10 year period);

..   a structured investment option (investment option that may credit interest based, in part, on the performance of an external index);

..   the optional Personal Income Benefit;

..   the optional enhanced death benefit; and

..   the Investment Simplifier (fixed dollar option and interest sweep) and the
    ProNvest Managed Account Service.


Please see Appendix I for more information.

You should carefully consider whether an exchange is appropriate for you by comparing the Guaranteed Benefits provided by your Existing Contract to the benefits and features provided by the Affiliated Mutual Fund(s). THE AFFILIATED MUTUAL FUNDS DO NOT PROVIDE ANY GUARANTEED BENEFITS AND IF YOU ACCEPT THIS EXCHANGE OFFER YOUR GUARANTEED BENEFITS WILL BE TERMINATED OR REDUCED, PERHAPS SIGNIFICANTLY.

You should also compare the fees and charges of your Existing Contract to the fees and charges of the Affiliated Mutual Funds (mutual fund annual operating expenses include management fees, distribution and/or service (12b-1) fees and other expenses). You will also pay a record keeping fee on assets invested in Affiliated Mutual Funds. There are no front-end or back-end sales charges for the Affiliated Mutual Funds. For a copy of the prospectus for an Affiliated Mutual Fund, please contact your financial professional or call (800) 628-6673. Please also see "HOW CAN I EVALUATE THIS OFFER?" and "APPENDIX I".

When your Employer or Plan made the Program available to you it also decided how ongoing contributions may be allocated. That decision determined the terms under which you can exchange some or all of the account value in your Existing Contract into one or more of the Affiliated Mutual Funds. Accordingly, (1) if your Employer or Plan does not permit ongoing contributions to the Existing Contracts, then you can elect to exchange some or all of the account value in your Existing Contract into one or more of the Affiliated Mutual Funds or (2) if your Employer or Plan does permit ongoing contributions to Existing Contracts, then you can only exchange 100% of the account value in your Existing Contract into one or more of the Affiliated Mutual Funds. If your Employer or Plan changes how ongoing contributions may be allocated, your options may change. Employer or Plan restrictions may prevent you from accepting this Exchange Offer. Amounts invested in one of more of the Affiliated Mutual Funds may be subject to more stringent withdrawal requirements. For more information, please see "TAX INFORMATION" in the Prospectus and "WHAT ARE THE TAX IMPLICATIONS OF ACCEPTING THE OFFER?" below.

We reserve the right to terminate or materially amend this Exchange Offer with respect to any or all Existing Contracts, as well as, any or all Affiliated Mutual Funds with notice at least 60 days prior to the date of termination or the effective date of the amendment, subject to the following limited exceptions. First, no such notice would be required if, under extraordinary circumstances, there is a suspension in the redemption of the Existing Contract under Section 22(e) of the 1940 Act or the rules thereunder. Second, no such notice would be required if the Affiliated Mutual Fund temporarily delays or ceases the sale of the security because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.


CAN I SUBSEQUENTLY EXCHANGE BACK INTO MY EXISTING CONTRACT OR A NEW CONTRACT?


If permitted by your Employer or Plan, you can generally exchange some or all of the value in your Affiliated Mutual Fund(s) back into your Existing Contract or, if your Existing Contract no longer exists (because you fully exchanged it for one or more of the Affiliated Mutual Funds or subsequently surrendered it), into a new contract. The new contract would be either a newly issued version of your terminated Existing Contract if it is still available for new sales or, if it is not available for new sales, the EQUI-VEST(R) (Series 201) variable annuity (the "New Contract"). For a copy of the prospectus for the New Contract, please contact your financial professional or call (800) 628-6673. Please Note: A New Contract is only applicable if your Existing Contract no longer exists, and you will be required to complete the necessary application, order form or other documentation before the New Contract can be issued and the exchange from the Affiliated Mutual Funds completed. Amounts invested in one or more of the Affiliated Mutual Funds may be subject to more stringent withdrawal requirements which will be permanent even if you transfer back into your Existing Contract or a New Contract. For more information, please see "TAX INFORMATION" in the Prospectus and "WHAT ARE THE TAX IMPLICATIONS OF ACCEPTING THE OFFER?" below.

If your Existing Contract and the New Contract are not Plan investment options, then you cannot transfer from Affiliated Mutual Funds back into your Existing Contract or a New Contract. We reserve the right to disallow all exchanges from the Affiliated Mutual Funds into Existing Contracts or New Contracts, as well as, the right to reject individual Participant's requests to exchange some or all of their value in the Affiliated Mutual Funds back into their Existing Contract or a New Contract without rejecting other Participant's requests or all Participant's requests. PLEASE NOTE: EVEN IF YOU EXCHANGE BACK INTO YOUR EXISTING CONTRACT OR A NEW CONTRACT, YOU MAY NOT RECEIVE THE SAME LEVEL OF GUARANTEED BENEFITS AS YOU ORIGINALLY HAD UNDER YOUR EXISTING CONTRACT. Please see "HOW CAN I EVALUATE THIS OFFER?" and "APPENDIX I".

If you exchange back into your Existing Contract or a New Contract, a new withdrawal charge period will attach to that exchanged amount. However, no withdrawal charge will be applied to subsequent exchanges back to Affiliated Mutual Funds pursuant to this Exchange Offer, although a market value adjustment may apply. YOU SHOULD ONLY EXCHANGE SHARES OF AFFILIATED MUTUAL FUNDS FOR AN EXISTING CONTRACT OR NEW CONTRACT IF YOU HAVE DETERMINED THAT YOU WANT SOME OR ALL OF GUARANTEED BENEFITS PROVIDED BY THE EXISTING CONTRACT OR NEW CONTRACT AND YOU UNDERSTAND ALL OF THE FEES AND EXPENSES THAT YOU WOULD BE PAYING UNDER THAT CONTRACT.

HOW CAN I EVALUATE THIS OFFER?


You must decide between: (1) keeping your Existing Contract; or (2) fully or partially exchanging your Existing Contract without any applicable withdrawal charges (although a market value adjustment may apply) for one or more of the Affiliated Mutual Funds.


IF YOU DO NOT ACCEPT OUR OFFER, your Existing Contract and all of the Guaranteed Benefits would continue unchanged, and any applicable charges would continue to be deducted from your account value.


IF YOU ELECT TO FULLY EXCHANGE YOUR EXISTING CONTRACT FOR ONE OR MORE OF THE AFFILIATED MUTUAL FUNDS:


..   Your Existing Contract and its Guaranteed Benefits would terminate.

..   Your account value would transfer without incurring any applicable withdrawal charges, although we will deduct a pro rata portion of the Annual Administrative Charge if your Existing Contract's account value is less than $25,000 and if you have activated the Personal Income Benefit we will also deduct a pro rata portion of that charge calculated from the date of the most recent participant date anniversary to the date of the exchange.

..   We will impose a market value adjustment on any account value exchanged from a fixed maturity option under a Series 900 Existing Contract, which could significantly decrease the amount to be exchanged, particularly if there is a long time remaining until the fixed maturity option's maturity date.

..   If account value is exchanged from the structured investment option prior to maturity the segment interim value calculation could result in a significant decrease in the amount to be exchanged.

..   In the future, you would not have the option to receive the lifetime income at guaranteed annuity rates.

..   Your beneficiaries would not receive the standard death benefit which could be greater than your account value provided by your Existing Contract.

..   You would not have the option to receive guaranteed lifetime income under the Personal Income Benefit.

..   Your beneficiaries would not receive the enhanced death benefit amount under your Existing Contract if you elected the enhanced death benefit.


IF YOU PARTIALLY EXCHANGE YOUR EXISTING CONTRACT FOR ONE OR MORE OF THE AFFILIATED MUTUAL FUNDS:


..   Your account value will be reduced by the amount of the exchange.


..   The Guaranteed Annual Withdrawal Amount and Ratchet Base under the Personal
    Income Benefit (if activated) and the death benefit amount will be reduced on a pro rata basis. Here the pro rata reduction is calculated by taking the percentage the account value is reduced and reducing the Guaranteed Annual Withdrawal Amount, Ratchet Base and death benefit amount by that same percentage. For example, assume an Existing Contract has a Personal Income Benefit account value of $60,000 (and a Non-Personal Income Benefit account value of $0) with a Guaranteed Annual Withdrawal Amount of $3,000, a Ratchet Base of $100,000 and a death benefit of $100,000. If seventy-five percent of the Existing Contract ($45,000) is exchanged for an Affiliated Mutual Fund, the Existing Contract's Guaranteed Annual Withdrawal Amount, Ratchet Base and death benefit will also be reduced by seventy-five percent to $750 and $25,000 and $25,000, respectively. As illustrated, the amount available for future withdrawals under the Personal Income Benefit would be significantly reduced, as would the death benefit and Ratchet Base by significantly more than the dollar amount of the exchange.


..   ACCEPTING THE EXCHANGE OFFER BEFORE AGE 65 OR EXCHANGING MORE THAN YOUR
    GUARANTEED ANNUAL WITHDRAWAL AMOUNT MAY RESULT IN AN EARLY OR EXCESS WITHDRAWAL UNDER THE PERSONAL INCOME BENEFIT EITHER OF WHICH COULD REDUCE OR TERMINATE THE BENEFIT.

..   The amount available for lifetime payments under the Personal Income
    Benefit will be reduced, possibly significantly.

..   We will impose a market value adjustment on any account value exchanged from a fixed maturity option under a Series 900 Existing Contract, which could significantly decrease the fixed maturity amount, particularly if there is a long time remaining until the fixed maturity option's maturity date.

..   If account value is exchanged from the structured investment option prior to maturity the segment interim value calculation could result in a significant decrease in the amount to be exchanged.

..   The account value that can be used for annuity payments under the Existing
    Contract's annuity payment options will also be reduced.


You should compare your Existing Contract's Guaranteed Benefits with the Affiliated Mutual Fund's benefits and features. See "APPENDIX I". Under an Affiliated Mutual Fund the death benefit is equal to the Affiliated Mutual Fund account value, which could be more or less than your contributions, including the amount exchanged from your Existing Contract. In addition, you will not be able to annuitize your Affiliated Mutual Fund(s) and receive guaranteed lifetime income.

When you purchased your Existing Contract, you decided that some or all of the Guaranteed Benefits were important to you based on your personal circumstances at that time. When considering this Exchange Offer, you should consider whether you no longer need or want some or all of the Guaranteed Benefits provided by your Existing Contract, given your personal circumstances today and your future needs because, if you accept our Exchange Offer, you will be giving up or significantly reducing your Guaranteed Benefits. You should consider your specific circumstances, including your specific account values, death benefit value, Guaranteed Annual Withdrawal Amount and Ratchet Base under the Personal Income Benefit, and the following factors:

..   How long you intend to keep your Existing Contract.

..   Whether it is important for you to leave your Existing Contract's death benefit to your beneficiaries.

..   Whether your death benefit amount is greater than your account value.

..   Whether, given your current state of health, you believe you are likely to provide a death benefit to your beneficiaries.

..   Whether it is important for you to be able to receive guaranteed lifetime income.

..   Whether you have or will activate the Personal Income Benefit.

..   Whether your Ratchet Base and Guaranteed Annual Withdrawal Amount are
    higher than your current account value would support.

..   Whether, given your current state of health, you believe you are likely to live to enjoy the income provided by the Personal Income Benefit, if activated.

..   Whether the amount you plan to exchange will cause a Personal Income
    Benefit Early or Excess withdrawal.

..   If you are currently taking Guaranteed Annual Withdrawal Amount withdrawals, whether it is acceptable to have those withdrawals terminate or be reduced.

..   Whether the availability of a guaranteed interest option, fixed maturity options or structured investment option is important to you.

..   Whether a market value adjustment would apply.

..   Whether amounts would be exchange out of the structured investment option prior to Segment maturity.

You should assess your own situation to decide whether to accept the Exchange Offer. Once terminated, your Guaranteed Benefits based on the values in your Existing Contract cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your named beneficiaries, and your financial professional and other advisors. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future account value, including whether investment options under your Existing Contract will experience market gains or losses. In addition to all the things you and your financial professional and advisors consider, please also consider the following questions:


1. Do you still need 100% of the guaranteed lifetime income provided by the Personal Income Benefit? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and 100% of the guaranteed lifetime income provided by the Personal Income Benefit is not important, then you may want to consider the offer and decide if one or more of the Affiliated Mutual Funds is appropriate for you.

2. Do you still need 100% of the guaranteed death benefit? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and 100% of the guaranteed death benefit is not important, then you may want to consider the offer and decide if one or more of the Affiliated Mutual Funds is appropriate for you.

3. Do you still need to invest in a guaranteed interest option at a guaranteed rate at least equal to your Existing Contract's guaranteed minimum annual rate? If you do, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and a guaranteed interest option at a guaranteed rate at least equal to your Existing Contract's guaranteed minimum annual rate is not important, then you may want to consider the offer and decide if one or more of the Affiliated Mutual Funds is appropriate for you.

Also, while we are currently allowing exchanges from the Affiliated Mutual
Funds back into Existing Contracts (or New Contracts when applicable), we and/or your Employer may not always. In addition, even if you can exchange back into your Existing Contract or a New Contract, you likely will not receive the same level of Guaranteed Benefits and a new withdrawal charge period will start.

..   When you fully exchange your Existing Contract for one or more of the
    Affiliated Mutual Funds, you lose the value of your existing Guaranteed Benefits which may be greater than the amount exchanged. If you later exchange out of your Affiliated Mutual Funds into a New Contract, you establish guaranteed benefits in the New Contract equal to the amount exchanged from the Affiliated Mutual Funds which may be less. For example, assume your standard death benefit amount ($100,000) was greater than your account value ($90,000) when you fully exchanged your Existing Contract into three Affiliated Mutual Funds. A year later you decide to exchange the value in your Affiliated Mutual Funds ($96,000) into a New Contract. Your new death benefit amount in the New Contract ($96,000) is equal to the amount you exchange into the New Contract not the original death benefit amount which was higher.

..   When you partially exchange your Existing Contract for one or more of the
    Affiliated Mutual Funds, the value of your remaining Guaranteed Benefits are reduced on a pro rata basis (as discussed above). If you later exchange the same amount from your Affiliated Mutual Funds back into your Existing Contract, the value of your Guaranteed Benefits may be lower. For example, assume your standard death benefit amount

   ($100,000) was greater than your account value ($90,000) when you exchanged $45,000 into three Affiliated Mutual Funds. Your Existing Contract's death benefit amount immediately after the partial exchange would be $50,000 (the account value was reduced by 50% and therefore the death benefit was reduced by 50%). A year later your Existing Contract's account value is $49,000 and its death benefit is still equal to $50,000. If you then exchange the value in your Affiliated Mutual Funds ($48,000) back into your Existing Contract, your Existing Contract's death benefit amount immediately after the exchange will be $98,000 ($50,000 + $48,000), which is lower than the original death benefit amount even though the account value of your Existing Contract and the value of the Affiliated Mutual Funds both increased before the exchange back into your Existing Contract.

PLEASE REMEMBER, THE AFFILIATED MUTUAL FUNDS DO NOT PROVIDE ANY GUARANTEED BENEFITS. IF YOU EXCHANGE 100% OF YOUR ACCOUNT VALUE UNDER YOUR EXISTING CONTRACT FOR ONE OR MORE OF THE AFFILIATED MUTUAL FUNDS, YOUR EXISTING CONTRACT WILL TERMINATE, AND YOU WILL LOSE YOUR GUARANTEED BENEFITS. IF YOU EXCHANGE ONLY A PORTION OF YOUR ACCOUNT VALUE, THE AMOUNT EXCHANGED WILL REDUCE THE ACCOUNT VALUE OF YOUR EXISTING CONTRACT ON A DOLLAR-FOR-DOLLAR BASIS AND WILL GENERALLY REDUCE THE VALUE OF YOUR DEATH BENEFIT, AS WELL AS, YOUR GUARANTEED ANNUAL WITHDRAWAL AMOUNT AND RATCHET BASE UNDER THE PERSONAL INCOME BENEFIT ON A PRO RATA BASIS WHICH COULD BE GREATER THAN THE DOLLAR AMOUNT EXCHANGED AND COULD SIGNIFICANTLY REDUCE OR TERMINATE THE PERSONAL INCOME BENEFIT. YOU WILL ALSO BE SUBJECT TO ALL THE FEES AND CHARGES UNDER EACH APPLICABLE AFFILIATED MUTUAL FUND.


HOW DO I ACCEPT THIS OFFER?

To accept this Exchange Offer, you must (1) be enrolled in the Program (please contact your financial professional for more information on how to enroll in the Program) and (2) complete the exchange form included with this Supplement. Please complete, sign and date the exchange form and return it to us at the following address:

  AXA Equitable EQUI-VEST(R) Processing Office
  P.O. Box 4956
  Syracuse, NY 13221-4956

We will not process your acceptance of the offer until all applicable requirements are satisfied. Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond our control, will not be eligible for the offer.


GOOD ORDER. If the Exchange Offer is received before the market closes on a business day, then the exchange out of the Existing Contract and the purchase of shares of the Affiliated Mutual Fund will occur at the next calculated price. The Exchange Offer is not available on (1) any day that you are not enrolled in the Program and (2) on a non-business day (including a non-Segment Business Day if account value is being exchanged out of a Segment). We will not consider your acceptance of the offer to be in good order if we receive it on such a day or if it is missing any necessary information. If we receive your acceptance on a non-business day and it is otherwise complete, the exchange out of your Existing Contract and the purchase of shares of the Affiliated Mutual Fund will be processed on the next business day.


WHAT ARE THE TAX IMPLICATIONS OF ACCEPTING THE OFFER?


We view exchanges from the Existing Contracts in whole or in part to one or more of the Affiliated Mutual Funds as a "contract exchange within the same 403(b) plan," as described in "Direct transfer contributions" in your Prospectus and therefore, accepting this Exchange Offer will generally not be viewed as a taxable distribution to you. However, amounts exchanged into one or more of the Affiliated Mutual Funds, including earnings, may be subject to more stringent withdrawal restrictions (e.g., in addition to withdrawal restrictions on amounts attributable to salary reduction contributions which apply equally to 403(b)(7) custodial accounts and 403(b) annuity contracts, amounts attributable to any employer and any after tax contributions cannot be withdrawn from 403(b)(7) custodial accounts before events specified in the Code; the withdrawal restrictions on amounts attributable to any employer contributions from 403(b) annuity contracts depend on the terms of the plan, and there are no withdrawal restrictions on amounts attributable to any after tax contributions from 403(b) annuity contracts). If you later decide to exchange some or all of those amounts in your Affiliated Mutual Funds back into your Existing Contract or a New Contract, such withdrawal restrictions will remain with respect to those amounts. For more information, please see "Tax Information" in your Prospectus. You should discuss with your tax advisor whether it makes sense for you to accept the offer.


MORE INFORMATION ABOUT THIS OFFER.


Although we do not directly compensate your financial professional based on your acceptance of this Exchange Offer, your financial professional may receive payments of varying amounts that may provide an incentive in recommending whether or not you should accept this Exchange Offer. For example, if you exchange some or all of your Existing Contract for an Affiliated Mutual Fund, your financial professional may receive compensation upon completion of that exchange. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see "Distribution of the contracts" in "More information" in your Prospectus.


Please note that your Existing Contract and any New Contract, if applicable, may each be a Program Investment Option. For ease of discussion regarding this Exchange Offer, this Supplement separates your Existing Contract and any New Contract from the Program Investment Options.

All exchanges are subject to our policies and procedures concerning frequent or disruptive transfer activity.

The Exchange Offer may vary for certain contracts, certificates, and in certain states and may not be available for all contracts or certificates, in all states, at all times or through all financial intermediaries. All material variations are described in this supplement. We may suspend, modify, or terminate this Exchange Offer at any time with notice, as described in this supplement. In the future, we may make new, additional or modified offers in connection with these Existing Contracts or certain benefits thereunder with different terms that may be more or less favorable than the terms described herein.

                                  APPENDIX I


The following chart provides a brief summary comparison of some of the important features of your Existing Contract and the Affiliated Mutual Funds and between the Affiliated Mutual Funds and a New Contract. You should not rely solely on this chart in examining the differences between your Existing Contract and the Affiliated Mutual Funds and between the Affiliated Mutual Funds and a New Contract. There may be other differences important for you to consider prior to purchasing an Affiliated Mutual Fund or a New Contract. You should read your Prospectus and other information related to your Existing Contract and the prospectus for an Affiliated Mutual Fund and a New Contract prior to requesting any exchange. If you would like a prospectus for an Affiliated Mutual Fund or a New Contract, contact your financial professional or call (800) 628-6673. Please note, this chart does not create or modify any existing rights or Guaranteed Benefits, all of which are only established by your Existing Contract.



                                                                                  AFFILIATED
                                       SERIES 900              SERIES 901        MUTUAL FUNDS         SERIES 201
-----------------------------------------------------------------------------------------------------------------------
Annual Administrative Charge/1/      $65 (maximum)           $65 (maximum)            $0            $65 (maximum)
                                  $0-$30 (current)/2/     $0-$30 (current)/2/                      $30 (current)/2/
-----------------------------------------------------------------------------------------------------------------------
Separate Account Expenses             0.25%-1.20%               0%-1.15%               0                1.20%
-----------------------------------------------------------------------------------------------------------------------
Variable Investment Option            0.59%-2.07%             0.59%-2.07%              0             0.59%-2.07%
Fees
-----------------------------------------------------------------------------------------------------------------------
Record Keeping Fee                         0                       0              0.15%-1.20%             0
-----------------------------------------------------------------------------------------------------------------------
Mutual Fund Annual Operating               0                       0              0%-2.26%/3/             0
Expenses
-----------------------------------------------------------------------------------------------------------------------
Maximum Withdrawal Charge                  6%                      6%                 0%                  5%
-----------------------------------------------------------------------------------------------------------------------
Personal Income Benefit          Personal Income         Personal Income              No        Personal Income
(charge)                         Benefit guarantees      Benefit guarantees                     Benefit guarantees
                                 that you can take       that you can take                      that you can take
                                 withdrawals from your   withdrawals from your                  withdrawals from your
                                 Personal Income         Personal Income                        Personal Income
                                 Benefit account value   Benefit account value                  Benefit account value
                                 up to your Guaranteed   up to your Guaranteed                  up to your Guaranteed
                                 Annual Withdrawal       Annual Withdrawal                      Annual Withdrawal
                                 Amount each year even   Amount each year even                  Amount each year even
                                 if your Personal        if your Personal                       if your Personal
                                 Income Benefit account  Income Benefit account                 Income Benefit account
                                 value falls to zero by  value falls to zero by                 value falls to zero by
                                 other than an early or  other than an early or                 other than an early or
                                 excess with-drawal      excess with-drawal                     excess with-drawal
                                 beginning at age 65 or  beginning at age 65 or                 beginning at age 65 or
                                 later and subject to a  later and subject to a                 later and subject to a
                                 distributable event     distributable event                    distributable event
                                 (1.00%)                 (1.00%)                                (1.00%)
-----------------------------------------------------------------------------------------------------------------------
Variable Investment Options       96 (various classes)    99 (various classes)         0         92 (various classes)
-----------------------------------------------------------------------------------------------------------------------
Death Benefit                    The greater of:         The greater of:         Account Value  The greater of: (i)
                                 (i) your account        (i) your account                       your account value,
                                 value, less any         value, less any                        less any outstanding
                                 outstanding loan        outstanding loan                       loan balance plus
                                 balance plus accrued    balance plus accrued                   accrued interest as of
                                 interest as of the      interest as of the                     the date we receive
                                 date we receive         date we receive                        satisfactory proof of
                                 satisfactory proof of   satisfactory proof of                  death, any required
                                 death, any required     death, any required                    instructions,
                                 instructions,           instructions,                          information and forms
                                 information and forms   information and forms                  necessary to effect
                                 necessary to effect     necessary to effect                    payment; and (ii) your
                                 payment; and (ii) your  payment; and (ii) your                 total contributions,
                                 total contributions,    total contributions,                   adjusted for
                                 adjusted for            adjusted for                           with-drawals and any
                                 withdrawals and any     withdrawals and any                    withdrawal charges and
                                 withdrawal charges and  withdrawal charges and                 any taxes that may
                                 any taxes that may      any taxes that may                     apply, less any
                                 apply, less any         apply, less any                        outstanding loan
                                 outstanding loan        outstanding loan                       balance plus accrued
                                 balance plus accrued    balance (in certain                    interest.
                                 interest.               newer contracts there
                                                         is no outstanding loan
                                                         balance) plus accrued
                                                         interest.
-----------------------------------------------------------------------------------------------------------------------

                                                                                 AFFILIATED
                                       SERIES 900              SERIES 901        MUTUAL FUNDS        SERIES 201
----------------------------------------------------------------------------------------------------------------------
Enhanced Death Benefit           The greater of: (a)     The greater of: (a)         No                  No
                                 your account value      your account value
                                 (without any negative   (without any negative
                                 market value            market value
                                 adjustment that would   adjustment that would
                                 otherwise apply) as of  otherwise apply) as of
                                 the date we receive     the date we receive
                                 satisfactory proof of   satisfactory proof of
                                 your death, any         your death, any
                                 required instructions   required instructions
                                 for the method of       for the method of
                                 payment, information    payment, information
                                 and forms necessary to  and forms necessary to
                                 effect payment (less    effect payment (less
                                 any out-standing loan   any out-standing loan
                                 and accrued loan        and accrued loan
                                 interest); and (b) the  interest); and (b) the
                                 enhanced death benefit  enhanced death benefit
                                 as of the date of your  as of the date of your
                                 death. On the           death. On the
                                 participation date,     participation date,
                                 your enhanced death     your enhanced death
                                 benefit equals your     benefit equals your
                                 initial contribution.   initial contribution.
                                 Then, on each third     Then, on each third
                                 participation date      participation date
                                 anni-versary until you  anni-versary until you
                                 are age 85, we will     are age 85, we will
                                 determine your          determine your
                                 enhanced death benefit  enhanced death benefit
                                 by comparing your       by comparing your
                                 current enhanced death  current enhanced death
                                 benefit to your         benefit to your
                                 account value. If your  account value. If your
                                 account value is        account value is
                                 higher than your        higher than your
                                 enhanced death          enhanced death
                                 benefit, we will        benefit, we will
                                 increase your enhanced  increase your enhanced
                                 death benefit to equal  death benefit to equal
                                 your account value. On  your account value. On
                                 the other hand, if      the other hand, if
                                 your account value on   your account value on
                                 any third               any third
                                 participation date      participation date
                                 anniversary is less     anniversary is less
                                 than your enhanced      than your enhanced
                                 death benefit, we will  death benefit, we will
                                 not adjust your         not adjust your
                                 enhanced death benefit  enhanced death benefit
                                 either up or down.      either up or down.
----------------------------------------------------------------------------------------------------------------------
Guaranteed minimum annual                1%-3%                  1%-1.5%              No               1%-1.5%
rate in the Guaranteed Inter-
est Option/4/
----------------------------------------------------------------------------------------------------------------------
Fixed Maturity Options/5/                 Yes                      No                No                  No
----------------------------------------------------------------------------------------------------------------------
Structured Investment Option/6/           Yes                     Yes                No                 Yes
----------------------------------------------------------------------------------------------------------------------
Lifetime Payout Option                    Yes                     Yes                No                 Yes
----------------------------------------------------------------------------------------------------------------------
Additional Features              Investment simplifier;  Investment simplifier;      No        Investment simplifier;
                                 ProNvest Managed        ProNvest Managed                      Optional Semester
                                 Account Service         Account Service                       Strategies program
----------------------------------------------------------------------------------------------------------------------

1  Or 2% of account value if less.
2 May be waived if account value exceeds certain amounts. See your Existing Contract for details.
3 Your Plan will designate the Mutual Funds which are available to you as Mutual Fund Program Investment Options. The high and low Mutual Fund Annual Operating Expenses will vary based on the Mutual Fund Program Investment Options available to you.
4 The guaranteed interest option is part of our general account and pays interest at guaranteed rates that are reset periodically.
5 The fixed maturity option is part of our general account and pays interest at a fixed rate for the duration of the option (generally between 1-10 years). A positive or negative market value adjustment applies if amounts are withdrawn before maturity.
6  The Structured Investment Option is an index-linked investment option.

  EQUI-VEST(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).

Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.
   Copyright 2019 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234


                                      #662052

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                 The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statements of Additional Information.

         (b)     Exhibits.

                 The following exhibits correspond to those required by paragraph (b) of Item 24 as to exhibits in Form N-4:

         1.      Board of Directors Resolutions.

                 (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement No. 2-30070 filed on October 27, 1987, refiled electronically on July 10, 1998.

                 (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Registration Statement No. 2-30070 filed on April 24, 1995, refiled electronically on July 10, 1998.

         2.      Custodial Agreements. Not applicable.

         3.      Underwriting Contracts.

                 (a)        Distribution Agreement, dated as of
                            January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

                 (a)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

                 (a)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                 (a)(iii) Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) on April 19, 2016.

                 (a)(iv) Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, is incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

            (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated herein by reference to Registration Statement (File
                      No. 2-30070) filed on April 19, 2001.

            (c) Transition Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated herein by reference to Registration Statement (File No. 2-30070) filed on April 19, 2001.

            (d) General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance
                      Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement (File
                      No. 2-30070) filed on April 19, 2004.

            (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

            (d)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No.333-05593) filed on April 24, 2012.

            (d)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of
                      January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on
                      August 11, 2005.

            (d)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of
                      January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on
                      August 11, 2005.

            (d)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of
                      January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on
                      April 24, 2012.

                 (d)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 333-05593), filed on April 24, 2012.

                 (d)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 2-30070) to Exhibit 3(r), filed on
                            April 20, 2009.

                 (d)(viii) Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of
                            January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                            No. 2-30070) to Exhibit 3(s), filed on April 20,
                            2009.

                 (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                 (d)(x) Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                 (d)(xi) Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                 (d)(xii) Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

                 (d)(xiii) Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

                 (d)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

                 (d)(xv) Sixteenth Amendment dated as of May 1, 2016 to General Agent Sales Agreement dated as of
                            January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 18, 2017.

                 (d)(xvi) Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC, ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

                 (d)(xvii) Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, ("AXA Equitable"), and AXA NETWORK, LLC ("General Agent") incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

                 (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

                 (g) Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, is incorporated by reference herein to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

          4.     Contracts. (Including Riders and Endorsements)

                 (a) Form of Flexible Premium Deferred Annuity Certificate (Policy Form 2004EDCCERT-B) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

                 (b) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-B) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

                 (c) Form of Group Flexible Premium Combination Fixed and Variable Deferred Variable Annuity Contract (Policy Form 2004TSAGAC) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

                 (d) Form of Group Flexible Premium Deferred Variable Annuity Contract (Policy Form 2004EDCGAC) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

                 (e) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Policy Form 2004TSACERT-A) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

                 (f) Form of Flexible Premium Deferred Variable Annuity Certificate (Policy Form 2004EDCCERT-A) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

                 (g) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Certificate (Form No. 2008TSA901-A), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

              (h) Form of Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (Form No. 2008TSAGAC901), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

              (i) Form of Endorsement Applicable to Guaranteed Interest Special Dollar Cost Averaging (Form No. 2008SDCA-EV-901), previously filed with this Registration Statement (File No. 333-130988) on April 20, 2009.

              (j) Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901-ENGAC) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

              (k) Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901A) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

              (l) Form of Endorsement Applicable to the Structured Investment Option (Form 2011SIO901B) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

              (m) Form of Endorsement Applicable to Designated Roth Contributions to Contracts Funding Governmental Employer Plans (2011EDCROTH-G) previously filed with this Registration Statement (File No.
                   333-130988) on April 24, 2012.

              (n)  Form of Endorsement Applicable to Loans
                   (2011ENGACLOANS-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

              (o)  Form of Endorsement Applicable to Loans
                   (2011LOANS-901) previously filed with this
                   Registration Statement (File No. 333-130988) on
                   April 24, 2012.

              (p)  Managed Account Endorsement (Form No.
                   2013EQVMA-900/901), previously filed with this
                   Registration Statement (File No. 333-130988) on
                   April 21, 2015.

              (q) Endorsement Regarding Administrative Service Fee (Form No. 2014SVCFEE-900-901), previously filed with this Registration Statement (File No.
                   333-130988) on April 21, 2015.

              (r)  Endorsement Applicable to Withdrawal Charge
                   Offset (Form No. 2015EQVECWC-901) (Employer), previously filed with this Registration Statement (File No. 333-130988) on April 19, 2016.

              (s)  Endorsement Applicable to Withdrawal Charge
                   Offset (Form No. 2015EQVPCWC-901) (Participant), previously filed with this Registration Statement (File No. 333-130988) on April 19, 2016.

      5.     Applications.

             (a) Form of TSA 403(b) Group Annuity Contract Application (Policy Form 2004/403(b)) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

             (b) Form of EDC (457) Group Annuity Contract Application (Policy Form 2004/457) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

             (c) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

             (d) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2004 TSA STRAT) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

             (e) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2004 EDC STRAT ST VAR) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

             (f) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (2004 TSA STRAT ST VAR) previously filed as an exhibit to this Registration Statement (File No. 333-130988) on January 12, 2006.

             (g) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Form No. 2008 TSA STRAT), previously filed with this Registration Statement (File
                           No. 333-130988) on April 20, 2009.

             (h) Form of TSA 403(b) Group Annuity Contract Application for EQUI-VEST Strategies (Series
                           901)(Policy Form 2008/403(b)), previously filed with this Registration Statement (File
                           No. 333-130988) on April 20, 2009.

             (i) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2008 EDC STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

             (j) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2008 TSA STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 25, 2011.

             (k) Form of EQUI-VEST Strategies 401(a) Enrollment Form (Policy Form 2009 401(a) STRAT (06-10)) previously filed with this Registration Statement (File No. 333-130988) on April 23, 2014.

             (l)           Application for EQUI-VEST Strategies TSA (Series
                           901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT TSA-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

             (m)           Application for EQUI-VEST Strategies EDC (Series
                           901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT EDC-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

             (n) Application for EQUI-VEST Strategies 401(a) (Series 901) Group Flexible Premium Combination Fixed and Variable Deferred Annuity Contract (2011 EV STRAT 401(a)-901) previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

             (o) Form of Endorsement Applicable to Managed Accounts (2013EQVMA-900/901), previously filed with this Registration Statement (File No. 333-130988) on April 22, 2014.

             (p) Form of EQUI-VEST Strategies 403(b) TSA Enrollment Form (Policy Form 2011 TSA Strat (10-12)), previously filed with this Registration Statement (File No. 333-130988) on April 23, 2014.

             (q) Form of EQUI-VEST Strategies 457(b) EDC Enrollment Form (Policy Form 2011 EDC Strat (10-12)), previously filed with this Registration Statement (File No. 333-130988) on April 23, 2014.

      6.     Depositor's Certificate of Incorporation And By-Laws.

             (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

             (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

      7.     Reinsurance Contracts. Not applicable.

      8.     Participation Agreements.

             (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7,
                           2003.

             (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

             (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.


             (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

             (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

             (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

             (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

             (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

             (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA
                           Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ
                           Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

             (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

             (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

             (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

             (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

             (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

             (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

             (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

             (a)(b)(i) Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(ii) Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iii) Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

             (a)(b)(iv) Amendment No. 3, dated as of April 4, 2014 ("Amendment No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(v) Amendment No. 4, dated as of June 1, 2014 ("Amendment No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

             (a)(b)(vi) Amendment No. 5, dated as of July 16, 2014 ("Amendment No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") "), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

             (a)(b)(vii) Amendment No. 6, dated as of April 30, 2015 ("Amendment No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

             (a)(b)(viii)  Amendment No. 7 dated as of December 21, 2015
                           ("Amendment No. 7"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on February 11, 2016.

             (a)(b)(ix) Amendment No. 8 dated as of December 9, 2016 ("Amendment No. 8"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

             (a)(b)(x) Amendment No. 9 dated as of May 1, 2017 ("Amendment No. 9") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

             (a)(b)(xi) Amendment No. 10 dated as of November 1, 2017 ("Amendment No. 10") to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

             (a)(b)(xii) Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

             (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or incorporated herein by reference to Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

             (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

             (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

             (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

             (b)(iv) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

             (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

             (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on
                           January 12, 2015.

             (b)(vii) Amendment No. 3, dated as of July 8, 2014 ("Amendment No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on
                           January 12, 2015.

             (b)(viii) Amendment No. 4, dated as of December 10, 2014 ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on
                           January 12, 2015.

             (b)(ix) Amendment No. 5 dated as of September 26, 2015 ("Amendment No. 5"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties") incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485(a) (File No. 333-17217) filed on January 31, 2017.

           (c) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File
                     No. 333-160951) filed on November 16, 2009.

           (c)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

           (c)(ii) Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

           (c)(iii) Amendment No. 3, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

           (c)(iv) Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

           (c)(v) Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202149) filed on February 18, 2015.

           (d) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

           (e) Amended and Restated Participation Agreement dated April 16, 2010 among Variable Insurance Products Funds, Fidelity Distributors Corporation, and AXA Equitable Life Insurance Company, incorporated by reference to the Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

           (f) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/ Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

           (f)(i) Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, previously filed with this Registration Statement (File No. 333-130988) on April 24, 2012.

           (g) Fund Participation Agreement among AXA Equitable Life Insurance Company, Goldman Sachs Variable Insurance Trust, Goldman Sachs Asset Management, L.P., and Goldman, Sachs & Co., dated October 20, 2009, incorporated by reference to the Registration Statement on Form N-4 (File
                     No. 333-178750) filed on December 23, 2011.

           (h) Fund Participation Agreement dated October 23, 2009 among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File
                     No. 333-178750) filed on December 23, 2011.

           (h)(i) Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

           (h)(ii) Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

           (h)(iii) Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

           (h)(iv) Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

           (h)(v) Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

           (h)(vi) Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

           (i) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

           (j) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated herein by reference to the Registration Statement on Form N-4 (File
                     No. 333-160951) filed on November 16, 2009.

           (j)(i) Third Amendment dated October 20, 2009 to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

           (k)       Participation Agreement among Oppenheimer Variable

                           Account Funds, Oppenheimerfunds, Inc. and AXA Equitable Life Insurance Company (File No. 333-130988), dated July 22, 2005 previously filed as an exhibit to this Registration Statement (File No. 333-130988), filed on April 19, 2010.

                 (k)(i) Amendment No. 1 to Participation Agreement, dated April 1, 2010 (File No. 333-130988) previously filed as an exhibit to this Registration Statement (File No. 333-130988), filed on April 19, 2010.

                 (l) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated herein by reference to the Registration Statement on Form N-4 (File
                           No. 333-178750) filed on December 23, 2011.

                 (m) Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MONY Life Insurance Company, dated August 7, 2000, incorporated herein by reference to the Registration Statement on Form N-4 (File
                           No. 333-160951) filed on November 16, 2009.

                 (m)(i) Amendment No. 1 dated October 13, 2009 to the Participation Agreement, (the "Agreement") dated August 7, 2000 by and among MONY Life Insurance Company, Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Associates Corporation (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement, incorporated herein by reference to the Registration Statement on Form N-4 (File
                           No. 333-178750) filed on December 23, 2011.

                 (m)(ii) Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, Van Eck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                 (m)(iii) Amendment No. 1 dated October 28, 2016 to the Participation Agreement dated October 1, 2013 among Van Eck Securities Corporation, Van Eck Associates Corporation, VanEck VIP Trust and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

                 (n) Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the "Funds"), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

          9.     Legal Opinion.

                           Opinion and Consent of Shane Daly, Vice-President and Associate General Counsel of AXA Equitable Life Insurance Company, as to the legality of the securities being registered, filed herewith.

          10.    Other Opinions.

                 (a) Notice concerning regulatory relief, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on May 27, 1992, refiled electronically on July 10, 1998.

                 (b) Consent of PricewaterhouseCoopers LLP, filed herewith.

                 (c)       Powers of Attorney, filed herewith.

          11.    Omitted Financial Statements. Not applicable.

          12.    Initial Capital Agreements. Not applicable.

 Item 25.  Directors and Officers of AXA Equitable.

           Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Burberl                 Director
AXA
25, Avenue Matignon
75008 Paris, France

Gerald Harlin                  Director
AXA
21, Avenue Matignon
75008 Paris, France

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Bertrand Poupart-Lafarge       Director
AXA France
313 Terrasse de l'Arche
92727 Nanterre Cedex, France

Karima Silvent                 Director
AXA
25, Avenue Matignon
75008 Paris, France

George Stansfield              Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill         Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer and Director

OTHER OFFICERS

*Nicholas B. Lane              President

*Dave S. Hattem                Senior Executive Director, General Counsel and
                               Secretary

*Jeffrey J. Hurd               Senior Executive Director and Chief Operating
                               Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucaud             Managing Director and Chief Human
                               Resources Officer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Michael B. Healy              Managing Director and Chief Information Officer

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*Andrienne Johnson             Managing Director and Chief Transformation
                               Officer

*Kevin Molloy                  Managing Director and Investor Relations Officer

*Keith Floman                  Managing Director and Deputy Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

*William Eckert                Managing Director

*Kathryn Ferrero               Managing Director and Chief Marketing Officer

*William MacGregor             Managing Director and Associate General Counsel

*Paul Hance                    Managing Director and Chief Actuary

*David W. Karr                 Managing Director

*Dominique Baede               Managing Director

*Christina Banthin             Managing Director and Associate General Counsel

*Mary Jean Bonadonna           Managing Director

*Eric Colby                    Managing Director

*Graham Day                    Managing Director

*Matthew Drummond              Managing Director

*Ronald Herrmann               Managing Director

*Steven M. Joenk               Managing Director and Chief Investment Officer

*David Kahal                   Managing Director

*Kevin M. Kennedy              Managing Director

*Kenneth Kozlowski             Managing Director

*Susan La Vallee               Managing Director

*Barbara Lenkiewicz            Managing Director

*Carol Macaluso                Managing Director

*James Mellin                  Managing Director

*Hillary Menard                Managing Director

*Yogita R. Naik                Managing Director

*Prabha ("Mary") Ng            Managing Director

*James O'Boyle                 Managing Director

*Robin M. Raju                 Managing Director

*Anthony F. Recine             Managing Director and Chief Auditor

*Trey Reynolds                 Managing Director

*Steven I. Rosenthal           Managing Director

*Theresa Trusskey              Managing Director

*Marc Warshawsky               Managing Director

*Melisa Waters                 Managing Director

*Antonio Di Caro               Managing Director

*Glen Gardner                  Managing Director

*Shelby Holklister-Share       Managing Director

*Manuel Prendes                Managing Director

*Aaron Sarfatti                Managing Director and Chief Risk Officer

*Stephen Scanlon               Managing Director

*Samuel Schwartz               Managing Director

*Michael Simcox                Managing Director

*Mia Tarpey                    Managing Director

*Yun ("Julia") Zhang           Managing Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

              Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of AXA Equitable Holdings, Inc. (the "Holding Company").

              Set forth below is the subsidiary chart for the Holding Company:

              (a) The AXA Equitable Holdings, Inc. - Subsidiary Organization
Chart: Q1-2019 is incorporated herein by reference to Exhibit 26(a) to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

Item 27. Number of Contractowners

         As of March 31, 2019, there were 104,388 Qualified Contract Owners and 0 Non-Qualified Contract Owners of the EQUI-VEST Strategies contracts offered by the Registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.

                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                            (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testor or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                            (ii) any person made or threatened to be made a
                                 party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testor or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                            (iii)the related expenses of any such person in any
                                 of said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

         The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.Principal Underwriters

                 (a) AXA Advisors, LLC, and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, FP and I of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable's Separate Accounts 45, 301.

                 (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Ronald Herrmann                   Director

*Anders B. Malmstrom               Director

*Frank Massa                       Director and President

*Aaron Sarfatti                    Director

*Ralph E. Browning, II             Chief Privacy Officer

*Mary Jean Bonadonna               Chief Risk Officer

*Stephen Lank                      Chief Operating Officer

*Patricia Boylan                   Broker Dealer Chief Compliance Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*James Mellin                      Chief Sales Officer

*Nicholas J. Gismondi              Vice President and Controller

*James O'Boyle                     Senior Vice President

*Claire A. Comerford               Vice President

*Kathryn Ferrero                   Vice President

*Prabha ("Mary") Ng                Chief Information Security Officer

*Robert Matricarsdi                Assistant Vice President and Chief
                                   Financial Planning Officer

*Joshua Katz                       Vice President

*Christopher LaRussa               Investment Advisor Chief Compliance Officer

*Christian Cannon                  Vice President and General Counsel

*Samuel Schwartz                   Vice President

*Dennis Sullivan                   Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Francesca Divone                  Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL
BUSINESS ADDRESS                   POSITIONS AND OFFICES WITH UNDERWRITER
------------------                 --------------------------------------

*Ronald Herrmann                   Director and Senior Vice President

*Michael B. Healy                  Executive Vice President

*Harvey T. Fladeland               Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Director and President

*Graham Day                        Senior Vice President

*Trey Reynolds                     Senior Vice President

*David Veale                       Senior Vice President

*Alfred Ayensu-Ghartey             Vice President and General Counsel

*Alfred D'Urso                     Vice President and Chief Compliance Officer

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Gina Jones                        Vice President and Financial Crime Officer

*Yun ("Julia") Zhang               Vice President and Treasurer

*Francesca Divone                  Secretary

*Evan Hirsch                       Senior Vice President

*Matthew Drummond                  Vice President

*Karen Farley                      Vice President

*Richard Frink                     Vice President

*Michael J. Gass                   Vice President

*Timothy Jaeger                    Vice President

*Laird Johnson                     Vice President

*Joshua Katz                       Vice President

*James Long                        Vice President

*Page W. Long                      Vice President

*James S. O'Connor                 Vice President

*Samuel Schwartz                   Vice President

*Martin Woll                       Principal Operations Officer

*William Sorrentino                Vice President

*Steven Sutter                     Vice President and Assistant Treasurer

*Sarah Vita                        Vice President

*Jonathan Zales                    Vice President

*Stephen Scanlon                   Director and Senior Vice President

*Prabha ("Mary") Ng                Senior Vice President and Chief Information
                                   Security Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

* Principal Business Address:
1290 Avenue of the Americas, NY, NY 10104

                 (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         AXA Equitable hereby represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, in such case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective contracts.

         The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it complies with the provisions of paragraphs (1) - (4) of that letter.

         The Registrant hereby further represents that it is relying upon Rule 6c-7 of the Investment Company Act of 1940 (the "1940 Act") in claiming an exemption from certain provisions of Sections 22(e) and 27 of the 1940 Act for registered separate accounts offering variable annuity contracts to participants in the Texas Optional Retirement Program. Further, AXA Equitable has or will comply with Rule 6c-7(a)-(d) of the 1940 Act with respect to Texas Optional Retirement Program participants.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on the 16th day of April, 2019.

                              SEPARATE ACCOUNT A OF
                              AXA EQUITABLE LIFE INSURANCE COMPANY
                                        (Registrant)

                              By:  AXA Equitable Life Insurance Company
                                                   (Depositor)

                              By:  /s/ Shane Daly
                                   ---------------------------------------------
                                   Shane Daly
                                   Vice President and Associate General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 16th day of April, 2019.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Managing Director, Chief Accounting Officer and
                               Controller

*DIRECTORS:

Thomas Buberl           Bertrand Poupart-Lafarge
Gerald Harlin           Karima Silvent
Daniel G. Kaye          George Stansfield
Kristi A. Matus         Charles G.T. Stonehill
Mark Pearson

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      April 16, 2019

                                 EXHIBIT INDEX

EXHIBIT                                              TAG
  NO.                                               VALUE
-------                                             -----

9        Opinion and Consent of Counsel             EX-99.9

10(b)    Consent of PricewaterhouseCoopers LLC      EX-99.10b

10(c)    Powers of Attorney                         EX-99.10c